UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

ANNUAL REPORT

December 31, 2012

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York) and Perspective Rewards (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

1 Corporate Way

Lansing, MI 48951

Toll Free: 1-800-873-5654

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Report, and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

We will continue to send one such copy of these general documents unless and until we receive contrary instructions from you. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-873-5654. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you would rather receive your prospectus and other documents via e-mail, please register for Jackson’s Green Delivery Program by visiting the www.Jackson.com. Our Go Paperless process is quick and easy for policyholders – just have your policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently.

Variable Products issued by Jackson National Life Insurance Company® and distributed by Jackson National Life Distributors LLC, member FINRA. 800/873-5654

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2012, together with Management’s Discussion of Fund Performance for each of the “Funds”.

In 2012, United States equity markets performed strongly despite uncertainty raised by the European debt crisis, disappointing jobs reports and corporate earnings, and the political battle at the end of the year to avoid the so called fiscal cliff. Volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), fell 22.99%—the largest annual decline since 2009.

The Standard & Poor’s 500® (“S&P 500”) Index returned 16.00% (including reinvested dividends) during 2012. After more than doubling in value since March 2009, the S&P 500 ended 2012 only 8.88% off its record high. Thes Dow Jones Industrial Average (“DJIA”) and NASDAQ Composite Index also delivered strong performances in 2012, with returns of 10.24% and 17.45%, respectively. Global markets rallied as well, with returns of 15.83% for the Morgan Stanley Capital International (“MSCI”) World Index, 17.32% for the MSCI EAFE Index and 18.22% for the MSCI Emerging Markets Index.

Fixed income delivered more modest growth during 2012. U.S Treasuries delivered a return of 1.99%, as measured by the Barclays Capital U.S. Treasury Index, and investment-grade corporate bonds had a return of 4.22%, as measured by the Barclays Capital U.S. Aggregate Bond Index. High-yield corporate bonds were a bright spot, though, with a return 15.81%, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index.

Economic growth in the U.S. slowed in the first half of 2012, compared to the robust 4.1% annual rate of growth in the U.S. gross domestic product (“GDP”) during the fourth quarter of 2011. U.S. GDP increased at a rate of 2.0% during the first quarter of 2012 and 1.3% during the second quarter of 2012. Although GDP increased to 3.1% annual growth in the third quarter, it posted a drop of 0.1% during the fourth quarter, as companies held back on spending due to uncertainty surrounding U.S. fiscal policy. At year end, U.S. policymakers were embroiled in intense negotiations to avoid the enactment of automatic spending cuts and tax increases that could derail the economic recovery, and another fight was looming over raising the nation’s debt ceiling. Just after year end, Congress passed compromised legislation that addressed most of the tax increases set to take effect and that delayed federal spending cuts.

Throughout 2012, employment growth averaged 153,000 jobs per month, the same as the average monthly gain in 2011. As a result, the unemployment rate declined slowly throughout the year, reaching 7.8% by December 2012, down from 8.5% in December 2011.

During the year, the U.S. Federal Reserve (“Fed”) took aggressive actions to support the U.S. economy. In the first half of 2012, the Fed continued to replace shorter term assets in its holdings with longer term debt in an attempt to lower borrowing costs and stimulate growth. The program, called “Operation Twist,” was expected to conclude in June, but the Fed decided to extend the program through the end of 2012. In September, the Fed announced a third round of quantitative easing, in which it pledged to purchase up to $40 billion per month in mortgage-backed securities to help stabilize the housing market. Finally, in December, the Fed announced that it would purchase $45 billion per month in U.S. Treasuries to replace the expiring Operation Twist program. At the same time, the Fed pledged to keep the Federal Funds Rate target at the historically low range of 0-0.25% until the unemployment rate falls to 6.5% or inflation rises to 2.5%.

In addition to being long term and regimented, a disciplined plan should have diversification between asset classes and investment strategies. Your representative can help you identify the managers and investment options that match your investment objectives and tolerance for risk. Jackson National Life Insurance Company® and Jackson National Life Insurance Company of New York® (collectively, Jackson®) provide one of the widest selections of investments in the industry with 99 options, including access to alternative investments, disciplined strategies and asset allocation portfolios. During 2012, Jackson added five funds to its investment lineup: JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund and two fund of funds models comprised of American Funds® investment options—JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund.

At Jackson, we provide you with a large array of investment options and the flexibility to tailor them for your unique goals. Thank you for choosing Jackson for your investment needs.

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

JNL American Master Feeder Funds Capital Research and Management Company

JNL/American Funds Blue Chip Income and Growth Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/American Funds Blue Chip Income and Growth Fund underperformed its benchmark by posting a return of 13.43% for Class A shares compared to 16.00% for the S&P 500 Index.

The Fund seeks both income and opportunity for growth of principal through exclusive investment in American Funds Insurance Series – Blue

Chip Income and Growth Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Bond Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/American Funds Global Bond Fund outperformed its benchmark by posting a return of 5.76% for Class A shares compared to 4.32% for the Barclays Capital Global Aggregate Bond Index.

The Fund seeks a high level of total return through exclusive investment in the American Funds Insurance Series – Global Bond Fund Class 1

(“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, the JNL/American Funds Global Small Capitalization Fund underperformed its benchmark by posting a return of 17.90% for Class A shares compared to 18.06% for the MSCI All Country World Small Cap Index.

The Fund seeks growth of capital over time through exclusive investment in American Funds Insurance Series – Global Small Capitalization Fund

Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth-Income Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/American Funds Growth-Income Fund outperformed its benchmark by posting a return of 16.92% for Class A shares compared to 16.00% for the S&P 500 Index.

The Fund seeks long term growth of capital and income through exclusive investment in American Funds Insurance Series – Growth – Income

Fund Class 1 (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/American Funds International Fund outperformed its benchmark by posting a return of 17.41% for Class A shares compared to 16.83% for the MSCI All Country World ex-USA Index.

The Fund seeks long term growth of capital through exclusive investment in American Funds Insurance Series – International Fund Class 1 (“Master

Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/American Funds New World Fund outperformed one of its benchmarks by posting a return of 17.38% for Class A shares compared to 16.13% for the MSCI All Country World Index and underperformed its other benchmark, the MSCI Emerging Markets Index, which returned 18.22%.

The Fund seeks long term capital appreciation through exclusive investment in American Funds Insurance Series – New World Fund Class 1

(“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL American Master Feeder Funds (continued) Capital Research and Management Company

JNL/American Funds Blue Chip Income and Growth Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	13.43%
Since Inception	5.86%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	13.69%
Since Inception	6.12%
(Inception date May 3, 2010)

JNL/American Funds Global Bond Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	5.76%
Since Inception	5.49%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	6.15%
Since Inception	5.79%
(Inception date May 3, 2010)

JNL/American Funds Global Small Capitalization Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	17.90%
Since Inception	2.18%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	18.10%
Since Inception	2.43%
(Inception date May 3, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL American Master Feeder Funds (continued) Capital Research and Management Company

JNL/American Funds Growth-Income Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	16.92%
Since Inception	6.87%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	17.18%
Since Inception	7.09%
(Inception date May 3, 2010)

JNL/American Funds International Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	17.41%
Since Inception	3.31%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	17.57%
Since Inception	3.59%
(Inception date May 3, 2010)

JNL/American Funds New World Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	17.38%
Since Inception	5.14%
(Inception date May 3, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	17.55%
Since Inception	5.37%
(Inception date May 3, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Institutional Alt Funds Jackson National Asset Management, LLC

Market Summary: Domestic equity markets posted positive returns for the year, aided by continued support from the U.S. Federal Reserve (“Fed”) and signs of support from global central banks as well. Performance was stronger in domestic markets compared to non U.S. markets, as concerns about the long term health of the Euro weighed on European markets while signs of economic deceleration in China impacted Asian markets. In the U.S., reports of stabilization in housing added to consumer confidence. In summary, while equity markets were volatile, evidenced by negative returns in the second quarter, investors were comfortable owning equities given historically low interest rates and continued monetary support provided by global central banks.

Global bond markets delivered healthy returns in 2012, with positive performance across the board for the major indexes with especially strong performance from corporate and high yield asset classes. The primary driver of performance was the continued policy of low interest rates being pursued by the Fed and other global central banks. Bond markets were also supported by continued modest economic growth in developed and non developed economies, which gave investors confidence that inflation would not rise and interest rates would remain low.

Global markets were more volatile than domestic markets in 2012, as concerns about recessions in Europe and Japan, coupled with signs of economic deceleration in China, created uncertainty for international investors. Economic growth in emerging market economies like Brazil has slowed from recent historical levels, driven by a combination of less demand for exports and weaker domestic economies.

The attractiveness of owning alternatives is centered on the returns they generate that are independent of the broader equity and fixed income markets. Given the wide range of alternatives offered on the platform, the returns will be equally as broad. This diversity of returns was evident in 2012 as investors witnessed challenging returns from commodity related funds due to the fluctuations in oil prices and solid returns from equity specialty (hard asset related) funds like real estate, private equity and infrastructure.

JNL Institutional Alt Funds

Portfolio Manager Commentary: The investment objective of JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund (collectively “JNL Institutional Alt Funds”) is long term growth of capital and income. Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC and Curian Variable Series Trust. Each JNL Institutional Alt Fund has a target percentage allocation among the underlying funds that are categorized as investing in traditional asset classes and non-traditional asset classes.

JNL Institutional Alt 20 Fund: For the year ended December 31, 2012, JNL Institutional Alt 20 Fund underperformed its blended benchmark by posting a return of 11.15% for Class A shares compared to the blended return of 11.48% for the 60% MSCI All Country World Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 16.13%, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 80% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 25% to 40% in fixed income securities, 25% to 40% in U.S. equity securities and 5% to 20% in international securities. In addition, the Fund allocates approximately 20% of its assets to underlying funds that invest primarily in non-traditional asset classes.

JNL Institutional Alt 35 Fund: For the year ended December 31, 2012, JNL Institutional Alt 35 Fund underperformed its blended benchmark by posting a return of 11.33% for Class A shares compared to the blended return of 12.66% for the 70% MSCI All Country World Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 16.13%, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 65% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 20% to 35% in fixed income securities, 20% to 35% in U.S. equity securities and 5% to 20% in international securities. In addition, the Fund allocates approximately 35% of its assets to underlying funds that invest primarily in the non-traditional asset classes.

JNL Institutional Alt 50 Fund: For the year ended December 31, 2012, JNL Institutional Alt 50 Fund underperformed its blended benchmark by posting a return of 10.88% for Class A shares compared to the blended return of 13.25% for the 75% MSCI All Country World Index and 25% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 16.13%, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 50% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 15% to 30% in fixed income securities, 20% to 35% in U.S. equity securities and 5% to 20% in international securities. In addition, the Fund allocates approximately 50% of its assets to underlying funds that invest primarily in non-traditional asset classes.

JNL Institutional Alt 65 Fund: For the year ended December 31, 2012, JNL Institutional Alt 65 Fund underperformed its blended benchmark by posting a return of 10.95% for Class A shares compared to the blended return of 13.83% for the 80% MSCI All Country World Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Fund underperformed the MSCI All Country World Index, which returned 16.13%, and outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 35% of its assets to underlying funds that invest primarily in traditional asset classes, allocating approximately 0% to 15% in fixed income securities, 10% to 25% in U.S. equity securities and 0% to 15% in international securities. In addition, the Fund allocates approximately 65% of its assets to underlying funds that invest primarily in non-traditional asset classes.

Strength in equity and bond markets during 2012 aided the performance of the JNL Institutional Alt Funds. A combination of additional monetary support by global central banks provided an attractive backstop for equity markets, especially in the first and fourth quarter, while steadily declining interest rates provided a tailwind for bond markets.

All underlying fund holdings percentages reflect percentage of net assets held at December 31, 2012. Underlying fund returns presented below reflect the actual underlying fund return for the year.

Within this environment, the equity holdings of the JNL Institutional Alt Funds posted the highest absolute gains. The largest equity holding of the Funds, the JNL/Mellon Capital Management International Index Fund, which accounted for 13% of the JNL Institutional Alt 20 Fund, 13% of the JNL Institutional Alt 35 Fund, 10% of the JNL Institutional Alt 50 Fund and 9% of the JNL Institutional Alt 65 Fund, posted a return of 18.02% for the year. The second largest equity holding, the JNL/Mellon Capital Management S&P 24 Fund, which accounted for 10% of the JNL Institutional Alt 20 Fund, 8% of the JNL Institutional

JNL Institutional Alt Funds (continued) Jackson National Asset Management, LLC

Alt 35 Fund, 7% of the JNL Institutional Alt 50 Fund and 4% of the JNL Institutional Alt 65 Fund, posted a return of 11.53% for the year. Solid returns were also posted by the JNL/Mellon Capital Management Nasdaq 25 Fund, which posted a return of 19.66% for the year.

Looking more closely at the fixed income holdings, the largest allocation in the Funds is the JNL/Mellon Capital Management Bond Index Fund, which accounted for 23% of the JNL Institutional Alt 20 Fund, 16% of the JNL Institutional Alt 35 Fund, 13% of the JNL Institutional Alt 50 Fund and 6% of the JNL Institutional Alt 65 Fund, posted a return of 3.61% for the year. JNL/Mellon Capital Management Bond Index Fund was a significant holding in the JNL Institutional Alt 20 Fund. Its investment objective is to provide a moderate rate of income by investing in domestic fixed income investments. The Schedule of Investments and Financial Statements for the JNL/Mellon Capital Management Bond Index Fund are included in this report.

Within alternatives, returns were mixed, with enhanced return type funds like JNL/Red Rocks Listed Private Equity Fund and JNL/Invesco Global Real Estate Fund posting returns of 30.26% and 28.31% for the year, respectively. Absolute return focused funds like JNL/AQR Managed Futures Strategy Fund, posted a return of 5.60% for the year. The weighting of JNL/AQR Managed Futures Strategy Fund for the JNL Institutional Alt 65 Fund was 10%, the largest alternative allocation for the Fund. One negative outlier was the JNL/Mellon Capital Management Global Alpha Fund, which posted a return of -1.89% for the year, driven primarily by poor returns in its currency investments. The weighting of JNL/Mellon Capital Management Global Alpha Fund for the JNL Institutional Alt 65 Fund was 9%.

JNL Institutional Alt 20 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	11.15%
Since Inception	12.61%
(Inception date April 6, 2009)

JNL Institutional Alt 35 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	11.33%
Since Inception	13.81%
(Inception date April 6, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Institutional Alt Funds (continued) Jackson National Asset Management, LLC

JNL Institutional Alt 50 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.88%
Since Inception	14.32%
(Inception date April 6, 2009)

JNL Institutional Alt 65 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.95%
Since Inception	15.22%
(Inception date April 6, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL American Fund of Funds Jackson National Asset Management, LLC

JNL American Fund of Funds

Portfolio Manager Commentary: The investment objective of JNL/American Funds Balanced Allocation Fund is to seek a balance between current income and growth of capital. The investment objective of JNL/American Funds Growth Allocation Fund is to seek capital growth with secondary emphasis on current income. Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of American Funds Insurance Series.

JNL/American Funds Balanced Allocation Fund: For the period April 30, 2012 through December 31, 2012, JNL/American Funds Balanced Allocation Fund outperformed its blended benchmark by posting a return of 4.20% for Class A shares compared to the blended return of 3.95% for the 40% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index, 20% MSCI All Country World ex U.S. Index and 5% Bank of America Merrill Lynch 3-month T-Bill Index. The Russell 3000 Index returned 3.82%, the Barclays Capital U.S. Aggregate Bond Index returned 2.76% and the MSCI All Country World ex U.S. Index returned 6.71%. The Fund allocates approximately 50% to 80% of its assets to underlying funds that invest primarily in equity securities and 20% to 50% to underlying funds that invest primarily in fixed income securities.

JNL/American Funds Growth Allocation Fund: For the period April 30, 2012 through December 31, 2012, JNL/American Funds Growth Allocation Fund underperformed its blended benchmark by posting a return of 4.40% for Class A shares compared to the blended return of 4.62% for the 50% Russell 3000 Index, 30% MSCI All Country World ex U.S. Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index returned 3.82%, the MSCI All Country World ex U.S. Index returned 6.71% and the Barclays Capital U.S. Aggregate Bond Index returned 2.76%. The Fund allocates approximately 70% to 100% of its assets to underlying funds that invest primarily in equity securities and 0% to 30% to underlying funds that invest primarily in fixed income securities.

Despite slow economic growth and a roller coaster ride on the political and economic fronts, the S&P 500 Index closed up 16.00% for the year 2012. International markets also performed well, as the MSCI EAFE Index returned 17.32% and the MSCI Emerging Markets Index posted a return of 18.22%. Overall, the risks appeared to be much more manageable at the end of 2012 than at the start of the year.

For the period April 30, 2012 through December 31, 2012, JNL/American Funds Balanced Allocation Fund outperformed its blended benchmark by 25 basis points (“bps”). JNL/American Funds Growth Allocation Fund underperformed its blended benchmarks by 22 bps. The overweight to international equity contributed 23 bps and 25 bps, respectively, for JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund. Manager selection from fixed income contributed 34 bps and 21 bps, respectively, for JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund with American Funds Insurance Series – High–Income Bond Fund being the largest contributor to relative performance in the fixed income sector. On the equity side, the top individual performers were American Funds Insurance Series – Growth–Income Fund, American Funds Insurance Series – Global Growth Fund and American Funds Insurance Series – Global Growth & Income Fund.

A primary detractor from relative performance for both Funds was benchmark misfit across underlying international funds. The worst individual performers within in the underlying funds were American Funds Insurance Series – Global Small Capitalization Fund, American Funds Insurance Series – Growth Fund and American Fund Insurance Series – New World Fund.

There were no significant allocation changes during the year. At year end, both the Funds were positioned with overweight to international equity and underweight to domestic equity relative to their custom benchmarks. The Funds remain overweight to emerging markets equity and high yield.

JNL/American Funds Balanced Allocation Fund Total Return for Class A Shares
Since Inception	4.20%
(Inception date April 30, 2012)

JNL/American Funds Growth Allocation Fund Total Return for Class A Shares
Since Inception	4.40%
(Inception date April 30, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Disciplined Funds Jackson National Asset Management, LLC

JNL Disciplined Funds

Portfolio Manager Commentary: The investment objective for JNL Disciplined Moderate Fund is to seek capital growth. Current income is a secondary objective. The investment objective for JNL Disciplined Moderate Growth Fund is to seek capital growth and current income. The investment objective for JNL Disciplined Growth Fund is capital growth. Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of the JNL Series Trust, JNL Variable Fund LLC and JNL Investor Series Trust. Underlying fund returns presented below reflect the actual underlying fund return for the year.

JNL Disciplined Moderate Fund: For the year ended December 31, 2012, JNL Disciplined Moderate Fund outperformed its blended benchmark by posting a return of 13.30% for Class A shares compared to the blended return of 11.54% for the 40% Russell 3000 Index, 20% MSCI All Country World ex U.S. Index, 35% Barclays Capital U.S. Aggregate Bond Index and 5% Bank of America Merrill Lynch 3-month T-Bill Index. The Russell 3000 Index returned 16.42%, the MSCI All Country World ex U.S. Index returned 16.83% and the Barclays Capital U.S. Aggregate Bond Index returned 4.22%. The Fund allocates approximately 40% to 80% of its assets to underlying funds that invest primarily in equity securities, 20% to 60% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund: For the year ended December 31, 2012, JNL Disciplined Moderate Growth Fund slightly underperformed its blended benchmark by posting a return of 14.21% for Class A shares compared to the blended return of 14.23% for the 50% Russell 3000 Index, 30% MSCI All Country World ex U.S. Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index returned 16.42%, the

MSCI All Country World ex U.S. Index returned 16.83% and the Barclays Capital U.S. Aggregate Bond Index returned 4.22%. The Fund allocates approximately 60% to 90% of its assets to underlying funds that invest primarily in equity securities, 10% to 40% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

JNL Disciplined Growth Fund: For the year ended December 31, 2012, JNL Disciplined Growth Fund underperformed its blended benchmark by posting a return of 14.58% for Class A shares compared to the blended return of 15.46% for the 55% Russell 3000 Index, 35% MSCI All Country World ex U.S. Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Russell 3000 Index returned 16.42%, the MSCI All Country World ex U.S. Index returned 16.83% and the Barclays Capital U.S. Aggregate Bond Index returned 4.22%. The Fund allocates approximately 70% to 100% of its assets to underlying funds that invest primarily in equity securities, 0% to 30% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

Despite slow economic growth and a roller coaster ride on the political and economic fronts, the S&P 500 Index closed up 16.00% for the year 2012. International markets also performed well, as the MSCI EAFE Index returned 17.32% and the MSCI Emerging Markets Index posted a net return of 18.22%. Overall, the risks appeared to be much more manageable at the end of 2012 than at the start of the year.

For the year, JNL Disciplined Moderate Fund outperformed its blended benchmark by 176 basis points (“bps”), while JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund underperformed their blended benchmarks by 2 bps and 88 bps, respectively. The largest contributor to relative performance was manager outperformance within fixed income, which contributed 177 bps to JNL Disciplined Moderate Fund, 98 bps to JNL Disciplined Moderate Growth Fund, and 61 bps to JNL Disciplined Growth Fund. The top individual performers were JNL/Franklin Templeton Global Multisector Bond Fund, which returned 17.78% versus the Barclays Capital Multiverse Index return of 4.84%; JNL/PPM America Total Return Fund, which returned 10.44% versus the Barclays Capital U.S. Aggregate Bond Index return of 4.22%; and JNL/PIMCO Total Return Bond Fund, which returned 8.00% versus the Barclays Capital U.S. Aggregate Bond Index return of 4.22%. Also contributing to relative performance were the Funds’ overweights to high yield and emerging markets debt, which contributed 96 bps to JNL Disciplined Moderate Fund, 74 bps to JNL Disciplined Moderate Growth Fund, and 54 bps to JNL Disciplined Growth Fund.

Primary detractors from relative performance for all three Funds were the Funds’ broad asset class positioning, along with relative manager underperformance within domestic equity. Overweights to fixed income and underweights to international equity detracted 114 bps from JNL Disciplined Moderate Fund, 122 bps from JNL Disciplined Moderate Growth Fund, and 123 bps from JNL Disciplined Growth Fund. Manager performance within domestic equity also detracted 59 bps from JNL Disciplined Moderate Fund, 61 bps from JNL Disciplined Moderate Growth Fund, and 68 bps from JNL Disciplined Growth Fund. The worst detractors within this group were JNL/S&P Dividend Income & Growth Fund, which returned 12.81% versus the S&P 500 Index return of 16.00%, and JNL/Mellon Capital Management S&P SMid 60 Fund, which returned 13.85% versus the S&P Midcap 400 Index return of 17.88%.

There were no significant allocation changes during the year. At year end, all three of the Funds were positioned with modest overweights to fixed income and domestic equity, and modest underweights to international equity relative to their blended benchmarks. The Funds remain overweight to emerging markets equity, emerging markets debt, high yield and floating rate debt.

JNL Disciplined Funds (continued) Jackson National Asset Management, LLC

JNL Disciplined Moderate Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.30%
5 Year	2.01%
Since Inception	2.84%
(Inception date January 16, 2007)

Jackson National Asset Management LLC assumed portfolio management responsibility on August 29, 2011.

JNL Disciplined Moderate Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	14.21%
5 Year	0.54%
Since Inception	1.55%
(Inception date January 16, 2007)

Jackson National Asset Management LLC assumed portfolio management responsibility on August 29, 2011.

JNL Disciplined Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	14.58%
5 Year	-0.94%
Since Inception	0.26%
(Inception date January 16, 2007)

Jackson National Asset Management LLC assumed portfolio management responsibility on August 29, 2011.

Effective April 30, 2012, the Funds replaced the S&P 500 Index benchmark with the MSCI All Country World ex-USA Index and the Russell 3000 Index.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL AQR Fund AQR Capital Management, LLC

Market Summary: Rocky markets this year made it difficult for trend following strategies to consistently profit, as sentiment rapidly shifted depending on economic and political news as well as central bank actions. The Fund entered the year roughly neutral to equity markets and other risky assets but shifted more bullish through the first quarter on improved U.S. employment and growth data. Eurozone uncertainty reasserted itself in the second quarter as the first round of Greek elections failed to produce a stable government and Spanish banks were downgraded. Global stocks, commodities and high yielding currencies fell sharply in July along with the Euro, while global bonds and the Japanese Yen rose from investor flows seeking a safe haven.

Markets made one last large reversal beginning with the Euro hitting a bottom in late July, when the new head of the European Central Bank promised to do “whatever it takes” to preserve the unified currency. Central banks worldwide announced rate cuts and asset purchase programs through September that allowed the risky asset rally, sparked in August, to continue through the end of the year. Equities and emerging market currencies performed especially well, with strong returns in September and December, while most commodities and fixed income stagnated or declined through the end of the year. The Japanese Yen was hit especially hard as the central bank announced new asset purchases and the Liberal Democratic Party won a resounding majority in December lower house elections on a pro stimulus platform.

JNL/AQR Managed Futures Strategy Fund

Sector Weightings*:

Short Term Investments**	100.0%

Total Investments	100.0%

 *Total Investments at December 31, 2012

**In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/AQR Managed Futures Strategy Fund outperformed its benchmarks by posting a return of 5.60% for Class A shares compared to 0.11% for the BofA Merrill Lynch U.S. Treasury Bill 3-Month Index, -11.21% for the S&P Diversified Trends Index and -2.93% for the Dow Jones Credit Suisse Managed Futures Hedge Fund Index. The Newedge CTA Trend Index, a peer group index of large trend following managed futures hedge funds, returned -3.47% for the year.

To pursue its investment objective, the Fund invests primarily in a portfolio of futures and futures related instruments. The Fund’s universe of investments includes several global developed and emerging market exchange traded futures, futures related instruments and forward contracts currently across currencies, fixed income and equities.

The signals used by the Fund are quite dynamic, and positioning can change frequently throughout the year. Most positions mentioned below have changed size and even direction multiple times through the year. The description below highlights some of the largest positions and biggest contributors and detractors through the year. Returns quoted are attributions of Fund returns, gross of fees.

Currencies were the biggest contributor for 2012 (+3.6%). Within currencies, the Fund’s position in the Japanese Yen was sizably short since August. This benefitted the Fund, particularly around the elections in Japan, which saw a new government pledging to generate inflation, weakening the Yen. Much of the year was spent with a sizable short position in the Euro, which contributed for most of March through July but detracted in the rallies both early in 2012 and after August, ending the year detracting from the Fund. Other sizable contributors were positions in the Australian Dollar and Norwegian Krone, while positions in the New Zealand Dollar and Indian Rupee detracted.

Equities contributed second most to returns for the year (+1.7%). Within equities, positioning was mildly positive in the first part of the year, shifted to bearish through May and June due to falling markets on the back of Eurozone uncertainty, then became bullish from July onward as equity markets moved to a persistent uptrend. Generally bullish positions in North American and European equities contributed to performance, while positions in Asian equity markets such as Japan, India, South Korea and Taiwan detracted.

Bond and interest rate futures trend following in 2012 was only a slight positive contributor (+0.3%). Within bonds and interest rate futures, the Fund has generally been long through the year (i.e. betting from falling yields) due mostly to positive trends from 2011. Positive performance in interest rate futures was offset by negative contributions from bond futures, particularly in Australia, Canada and the UK.

JNL/AQR Managed Futures Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	5.60%
Since Inception	-0.07%
(Inception date August 29, 2011)

Average Annual Total Returns for Class B Shares
1 Year	5.81%
Since Inception	0.15%
(Inception date August 29, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL BlackRock Funds BlackRock Investment Management, LLC

Market Summary: For the year ended December 31, 2012, global investors put aside concerns about Europe’s credit crisis, slowing growth in China and uncertainty surrounding U.S. elections as evidenced by global equity market returns of +16.96%, as measured by the Financial Times Stock Exchange (“FTSE”) World Index, versus returns of just +1.65% for global sovereign bonds, as measured by the Citigroup World Government Bond Index. We continue to believe that the best opportunities continue to lie primarily in high quality equities and certain commodity oriented investments relative to nearly all forms of fixed income securities but particularly Western government bonds. Nevertheless, we believe that a diversified approach will remain important, as concerns regarding the U.S. fiscal policy and structural debt problems in Europe are likely to continue to in 2013.

2012 unfolded as a year in which markets were heavily influenced by looming macroeconomic issues and concerns about global growth. Both physical commodity markets, as measured by the Dow Jones-UBS Commodity Index, and energy equity markets, as measured by the S&P 500

Index energy component, finished the year roughly flat, with the former off -1.06% and the latter up just over +2.33% on the year. With the exception of a third quarter rally, the energy and natural resources segment of the market generally did not keep pace with broad markets over the course of the year. This segment’s performance was characterized by large swings in pricing, and much of this movement can be attributed to investor sentiment and headline risk associated with macroeconomic events. For example, global crude oil prices, which finished the year up 3.47%, dropped approximately -25.43% in the second quarter with risk off momentum, followed by an upside movement of 28.67% in the third quarter as investors anticipated policy action across the globe. Similarly, gold spot prices finished the year ahead by close to 7.14%, but they fell from its high to its low by -13.71% during second quarter and subsequently rallied 10.94% in the third quarter. In all, though there were pockets of fundamental trends in 2012, macroeconomic factors largely overpowered them and led the way.

JNL/BlackRock Commodity Securities Fund

Sector Weightings*:

Energy	63.3%
Commodity Indexed Structured Notes**	7.5
Materials	7.4
Short Term Investments	21.8

Total Investments	100.0%

 *Total Investments at December 31, 2012

**The Fund invests its portfolio in commodity indexed structured notes and short term investments to gain exposure to the Dow Jones-UBS Commodity Index.

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/BlackRock Commodity Securities Fund underperformed its blended benchmarks by posting a return of 0.79% for Class A shares compared to the blended return of 2.85% for the 50% Dow Jones-UBS Commodity Index, 50% MSCI Natural Resources Index, and 4.78% for the 75% MSCI Natural Resources Index, 25% Dow Jones-UBS Commodity Index. The Fund underperformed the MSCI Natural Resources Index, which returned 6.70%, and outperformed its other benchmark, the Dow Jones-UBS Commodity Index, which returned -1.06%.

The Fund offers a unique way to provide exposure to the energy and natural resources sectors by combining physical commodity exposure through investments in commodity linked notes with investments in energy and natural resources. The Fund’s investment in commodity linked notes contains a return component that is based on the movement of the commodity indices. The Fund’s exposure to commodity linked notes maybe greater than the value of these investments.

Over the course of the year, the equity portion’s underperformance of its benchmark, the MSCI Natural Resources Index, was mainly a function of allocation among sectors and sub sectors. Most notably, the Fund’s underweight to the fertilizer and chemicals segment of the materials sector created a drag on performance, as many of the benchmark names in this group, most notably BASF SE, posted strong performance during the year. This is a segment of the natural resources market to which the Fund has limited exposure; it can be a risky play as it is closely tied to performance and expectations of growth in the Chinese economy. The Fund’s overweight allocation to the oil service segment of the energy market cost it ground during the full year, though this segment was remarkably strong for the Fund in the third quarter. These names represented a higher beta segment of the energy market and were thus weaker performers during the periods of risk off market sentiment, hurting relative performance, particularly during the second quarter. On the positive side, stock selection was strong in the exploration & production segment of the energy market, though it was muted by the Fund’s overweight to this group.

With respect to the commodities sleeve, broad sector returns were mixed. Grains rallied +18.15% as the summer’s scorching heatwave and worst in a generation drought ravaged crops throughout the U.S. Midwest. Aggressive central bank policies set the stage for a +6.19% rally in precious metals markets, and industrial metals were flat as accommodative monetary policy was countered by a weak global demand backdrop. Livestock fell -3.63% with the sector under pressure by record feed costs following the U.S. summer drought. Energy dropped -9.44% as a weak macroeconomic backdrop and political risk countered upside risks in the form of tight global inventories and ongoing geopolitical concerns in the Middle East. Soft commodities fell -22.46% as the global economic downturn weighed on prices for commodities geared to discretionary retail consumption. The year’s top performing commodity was again unleaded gasoline, rallying +25.57%, and the laggard was coffee, down -41.64%.

JNL BlackRock Funds (continued) BlackRock Investment Management, LLC

JNL/BlackRock Global Allocation Fund

Sector Weightings*:

Government Securities	14.3%
Financials	12.9
Information Technology	8.0
Health Care	7.6
Energy	7.2
Industrials	5.8
Consumer Discretionary	5.5
Materials	5.1
Consumer Staples	4.1
Telecommunication Services	3.5
Utilities	1.8
Purchased Options	0.5
Non-U.S. Government Agency Asset-Backed Securities	0.1
U.S. Government Agency Mortgage-Backed Securities	0.1
Investment Companies	2.4
Short Term Investments	21.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/BlackRock Global Allocation Fund underperformed its blended benchmark by posting a return of 9.59% for Class A shares compared to the blended return of 10.80% for the 36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index, 16% Citigroup Non-U.S. Dollar World Government Bond Index. The S&P 500 Index returned 16.00%, the FTSE World Index returned 16.96%, the FTSE World ex-U.S. Index returned 17.54%, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index returned 2.27% and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.51%.

The Fund’s objective is to provide high total investment return through a fully managed investment policy utilizing U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Within equities, stock selection in the U.S., Canada and Australia detracted from performance. From a sector perspective, an overweight (led by gold related securities) and stock selection in materials, as well as stock selection in information technology weighed on returns. An overweight to energy also detracted although this was partially offset by stock selection. Stock selection in utilities and consumer staples contributed to performance. Stock selection in financials and consumer discretionary were also additive but partially offset by an underweight to both sectors. Overall, an underweight to fixed income contributed to returns. Within fixed income, an overweight to convertible and corporate bonds also positively impacted performance. An overweight to cash negatively impacted performance.

During the year, the Fund’s overall equity allocation decreased from 64% to 62% of net assets. Within equities, the Fund decreased exposure to Asia (-2.2%) and Brazil (-0.7%); and increased exposure to the U.S. (+0.8%). On a sector basis, the Fund decreased its weightings in energy

(-2.4%), telecommunication services (-1.4%), materials (-1.1%) and utilities (-1.0%); and increased its weightings in financials (+2.2%), consumer discretionary (+1.2%) and health care (+0.4%). The Fund’s allocation to fixed income decreased from 24% to 23% of net assets. The Fund decreased its weighting in U.S. Treasuries (-2.3%), U.S. Dollar foreign convertible bonds (-0.6%) and Japanese government bonds (-0.5%); and increased its weightings in U.S. Dollar foreign corporate bonds (+1.8%) and Australian sovereign bonds (+0.8%). Reflecting the above changes, the Fund’s cash equivalent holdings increased from 12% to 15% of net assets.

Compared to its reference benchmark, the Fund was overweight equities (+2%), significantly underweight fixed income (-17%) and overweight cash equivalents (+15%). Within the equity segment, the Fund was overweight Asia (+2.8%), notably Japan (+3.9%); and underweight the U.S. (-1.3%) and Europe (-1.2%). On a sector basis, the Fund was overweight materials (+3.8%), health care (+1.3%), telecommunication services (+1.1%) and energy (+1.0%). The Fund’s sector underweights included consumer staples (-2.7%), financials (-1.5%), consumer discretionary (-1.3%) and industrials (-0.7%). As for currency exposure, the Fund was overweight the U.S. Dollar (+6.0%), Brazilian Real (+1.6%), Singapore Dollar (+1.2%) and Canadian Dollar (+1.1%); and was underweight the Euro (-5.8%), Japanese Yen (-3.4%) and British Pound (-1.0%). The Fund also had overweight positions in several small Asian currencies.

JNL/BlackRock Commodity Securities Fund (Class A)

Effective April 30, 2012, the Fund replaced the 50% Dow-Jones UBS Commodity Index 50% MSCI Natural Resources Index with the 75% MSCI Natural Resources Index 25% Dow-Jones UBS Commodity Index.

Average Annual Total Returns for Class A Shares
1 Year	0.79%
5 Year	-4.32%
Since Inception	1.84%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	0.98%
5 Year	-4.14%
Since Inception	2.04%
(Inception date January 16, 2007)

BlackRock Investment Management LLC assumed portfolio management responsibility on October 11, 2010.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL BlackRock Funds (continued) BlackRock Investment Management, LLC

JNL/BlackRock Global Allocation Fund (Class A)

†	36% S&P 500 Index, 24% FTSE World ex-U.S. Index, 24% BofA Merrill Lynch Current 5-Year U.S. Treasury Index, 16% Citigroup Non-U.S. Dollar World Government Bond Index.

Average Annual Total Returns* for Class A Shares
1 Year	9.59%
Since Inception	3.99%
(Inception date October 11, 2010)

Average Annual Total Returns* for Class B Shares
1 Year	9.76%
Since Inception	4.21%
(Inception date October 11, 2010)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Brookfield Fund Brookfield Investment Management Inc

Market Summary: Global infrastructure securities were positive in 2012, up 13.77% as measured by the Dow Jones Brookfield Global Infrastructure Composite Index. We believe the infrastructure securities asset class is poised to perform well in an environment of a slowly recovering global economy. Infrastructure securities continue to offer stable fundamentals coupled with growth, capital appreciation, attractive risk adjusted returns and an important hedge against inflation. We believe global investors will continue to recognize this in the new year.

Seventeen master limited partnerships (“MLPs”) completed successful initial public offerings (“IPOs”) valued at approximately $5.6 billion in total in 2012. The MLP IPO rush is a sign of the broader transformation in the North American energy infrastructure market. The continued growth of shale gas exploration and the expansion of the oil sands in Western Canada are impacting North American energy infrastructure companies in ways that would have been unimaginable a decade ago. In December, an important development occurred when the U.S. Department of Energy (“DOE”) issued a report supportive of natural gas drilling, and therefore positive for the energy infrastructure sector. The report concluded that additional gas export facilities in the U.S. would likely have a minimal impact on domestic natural gas pricing, paving the way for DOE approval for more terminals. Continued changes in North American energy infrastructure are expected to impact markets worldwide, including China which is likely to become an importer of natural gas.

One of the unique attributes about infrastructure securities is the asset class is growing rapidly while continuing to offer stable, predictable cash flows. One avenue of growth is cash strapped governments privatizing infrastructure assets to raise capital, especially in Europe. For instance, the Portuguese government announced its decision to sell its airport concession company as part of its agreed austerity measures precedent to the European Union/International Monetary Fund bailout Portugal received in 2012.

JNL/Brookfield Global Infrastructure Fund

Sector Weightings*:

Energy	39.5%
Utilities	23.8
Industrials	13.0
Telecommunication Services	5.6
Financials	4.7
Consumer Discretionary	0.7
Short Term Investments	12.7

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Brookfield Global Infrastructure Fund outperformed its benchmark by posting a return of 18.67% compared to 13.77% for the Dow Jones Brookfield Global Infrastructure Composite Index.

We believe outperformance was achieved due to a bottom-up, fundamental investment style and focus on identifying the best ideas globally on behalf of the Fund. In fact, stock selection drove outperformance during 2012, with outstanding stock selection concentrated in the North

America region and energy infrastructure sectors (oil and gas storage and transportation as well as electricity transmission and distribution). An overweight to the communications sector was another important contributor to performance led by an overweight position in SBA Communications Corp. (U.S., towers). Other key contributors to relative performance by security included an overweight position in Ferrovial S.A. (Spain, diversified) as well as an underweight position in Consolidated Edison Inc. (U.S., electricity transmission and distribution).

The primary detractor from relative performance of the Fund was the Asia Pacific region, led by China where toll road companies Sichuan Expressway Co. Ltd. and Shenzhen International Holdings Ltd underperformed. In addition, Tokyo Gas Co. Ltd. (“Tokyo Gas”), a Japanese gas pipeline company, was a large detractor from Fund performance. Japanese gas distribution companies were weak late in the year on concerns that government policy may be moving towards restarting Japan’s idle nuclear power plants. Gas is an important alternative power source for electricity generation, and the idle nuclear plants have been a positive for Tokyo Gas and its peers. However, residential and commercial/industrial gas usage trends remain strong.

Throughout 2012, we remained focused on our medium term outlook as we constructed Fund positions. Key sector exposures include oil and gas pipelines, U.S. communications and transportation infrastructure. Amid uncertainty and market weakness surrounding the fiscal cliff negotiations in December, we began to transition the Fund to increase exposure to pro-growth stocks and reduce exposure to some of the most defensive securities. As part of this trade, we added U.S. railroads and Chinese transportation companies while selling U.S./UK water and U.S. electricity transmission and distribution companies.

JNL/Brookfield Global Infrastructure Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	18.67%
Since Inception	21.69%
(Inception date December 12, 2011)

Average Annual Total Returns for Class B Shares
1 Year	18.96%
Since Inception	21.98%
(Inception date December 12, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Capital Guardian Funds Capital Guardian Trust Company

Market Summary: U.S. equities posted solid gains, supported by accommodative monetary policy, generally strong corporate earnings, low bond yields and a resurgent housing market. Financials had the best sector return; improved earnings growth for many companies overshadowed concerns about adverse litigation and regulatory actions, though worries about possible exposure to Europe’s debt problems and lower trading revenues hurt some banks. Information technology also rose, with investors continuing to favor companies tied to mobile computing rather than traditional PC and equipment makers.

Stock markets rallied around the world as massive stimulus measures orchestrated by major central banks overshadowed concerns about a slowing global economy, the ongoing European debt crisis and rancorous fiscal reform debate in the U.S. Equity markets in most regions posted double digit gains, bouncing back from largely disappointing returns in 2011. Events in Europe heavily influenced the direction of global markets as fears of a Eurozone breakup subsided in the face of strong commitments to preserve the monetary union. Emerging markets enjoyed significant gains, highlighted by strong rallies in China and India. Bond markets also advanced, supported by low interest rates, heavy central bank purchases and strong demand from retail and institutional investors.

Economically sensitive sectors outperformed defensive areas of the market. Stocks in financial services and consumer discretionary advanced amid generally healthy corporate earnings. Shares of technology firms in Europe and Asia rose sharply amid a booming market for smartphones and tablet computers. For the year, U.S. equities rose 16.00%, as measured by the S&P 500 Index. The global rally was tempered, however, by high unemployment, unsustainable debt levels and sluggish economic growth in many developed nations. The year closed on an uncertain note as U.S. political leaders battled over the so called fiscal cliff of impending tax increases and spending cuts, reaching a partial agreement on New Year’s Day.

JNL/Capital Guardian Global Balanced Fund

Sector Weightings*:

Government Securities	19.0%
Financials	15.5
Information Technology	9.0
Health Care	8.3
Consumer Discretionary	7.9
Industrials	7.7
Energy	5.7
Materials	4.4
U.S. Government Agency Mortgage-Backed Securities	4.3
Consumer Staples	4.2
Telecommunication Services	4.1
Utilities	0.7
Short Term Investments	9.2

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Capital Guardian Global Balanced Fund outperformed its blended benchmark by posting a return of 13.04% for Class A shares compared to the blended return of 12.04% for the 65% MSCI All Country World Index, 35% Barclays Capital Global Aggregate Bond Index. The Fund outperformed the Barclays Capital Global Aggregate Bond Index, which returned 4.32%, and under-

performed the MSCI All Country World Index, which returned 16.13%.

During the year, the Fund rose in value, surpassing its blended benchmark. The equity and fixed income portions of the Fund both generated positive returns for the year.

Within equities, health care was the largest contributor to returns, particularly the investment in Gilead Sciences Inc. (“Gilead”). Shares of the biotech company rose to an all time high after successful trials of an experimental treatment for hepatitis C. Gilead is a new addition to the Fund in 2012. The selection of information technology stocks, along with an overweight stance in the sector, contributed to results. ASML Holding NV shares rallied as the semiconductor equipment maker benefited from rising sales of mobile computing devices and moved to acquire microchip design firm Cymer Inc. Additionally, consumer discretionary stocks, particularly shares of Home Depot Inc. and France’s Pernod Ricard SA were a source of strong gains.

Stock selection in energy hurt returns. British oil and gas company BG Group Plc (“BG Group”) declined amid higher operating costs and lower production in key locations. In industrials, shares of Allegheny Technologies Inc. fell as the company reported sharply lower earnings on soft demand for specialty metal products. Other significant detractors included Shire Plc (“Shire”), Oi SA and Norfolk Southern Corp. Major sells during the year included Shire, Danone SA and KLA-Tencor Corp.

Within the bond portion of the Fund, country allocation and currency exposure were positive contributors to returns. The overweight position in U.S. corporate bonds boosted results – particularly in the financial sector where bonds issued by Bank of America Corp., Goldman Sachs and JPMorgan Chase & Co. were among the top contributors on an absolute basis. However, the underweight stance in European bonds hurt returns on a relative basis as Eurozone debt rallied. A less than index exposure to the Japanese Yen helped as the Japanese currency tumbled versus the U.S. Dollar. Overweight positions in the Polish Zloty and the Mexican Peso also contributed.

Among equities, the Fund continues to favor investments in health care and information technology firms. In fixed income, managers remain focused on delivering consistent returns without taking on excessive risk. Bonds issued by financial companies and pharmaceutical firms are featured, along with more defensive areas such as utilities and consumer noncyclical companies.

JNL/Capital Guardian Global Diversified Research Fund

Sector Weightings*:

Financials	20.4%
Health Care	12.8
Information Technology	12.5
Consumer Discretionary	10.4
Energy	9.9
Industrials	9.2
Materials	7.6
Consumer Staples	6.6
Telecommunication Services	3.7
Short Term Investments	6.9

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Capital Guardian Global Diversified Research Fund outperformed its benchmark by posting a return of 17.02% for Class A shares compared to 16.13% for the MSCI All Country World Index.

The selection of health care stocks was the largest contributor to returns. Biotechnology firm Gilead climbed as it beat quarterly earnings estimates and raised its full year sales outlook due to strong sales of its antiviral treatments. German based Bayer AG advanced amid robust sales in its agricultural chemical and health care divisions. The investment in Amerigroup Corp.

(“Amerigroup”), a provider of Medicaid managed care services, also helped; the holding was eliminated after WellPoint Inc. offered in July to acquire Amerigroup for $92 a share, a more than 40% premium to the share price. But UK drug maker Shire was a significant detractor and was sold following the issuance of new Food and Drug Administration (“FDA”) guidelines that will likely spur generic competition to Shire’s gastrointestinal drugs.

Investments in consumer discretionary bolstered Fund results as U.S. cable system operators Comcast Corp. and Time Warner Cable Inc.

JNL Capital Guardian Funds (continued) Capital Guardian Trust Company

JNL/Capital Guardian Global Diversified Research Fund (continued)

and satellite radio provider Sirius XM Radio Inc. all enjoyed strong gains.

Select investments in financials contributed to returns, particularly real estate investment trusts American Tower Corp. and Hong Kong based Link Real Estate Investment Trust. Real estate developer Cheung Kong Holdings Ltd. was added to the Fund on the belief that the Hong Kong property market will remain strong despite government efforts to curb prices.

Stock selection in energy and materials weighed on relative results. British oil and gas company BG Group fell amid higher operating costs and lower production in key locations, including the UK, Egypt and Brazil. The investment in Cliffs Natural Resources Inc. also detracted. The company fell short of earnings expectations and lowered guidance amid higher than expected costs and weak iron ore prices. A rating agency outlook downgrade also hurt sentiment about the company.

The Fund continues to favor investments in health care, where innovative new drug treatments and technological change are creating opportunities for nimble companies to take market share. Information technology firms continue to remain an important part of the Fund, particularly dominant companies that can capitalize on rising demand for smartphones and tablet computers. The Fund emphasizes companies that can grow earnings and profits even in an uncertain macroeconomic environment.

JNL/Capital Guardian Global Balanced Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.04%
5 Year	0.61%
10 Year	5.38%

Average Annual Total Returns for Class B Shares
1 Year	13.38%
5 Year	0.82%
Since Inception	4.49%
(Inception date March 5, 2004)

Capital Guardian Trust Company assumed portfolio management responsibility on December 3, 2007.

JNL/Capital Guardian Global Diversified Research Fund (Class A)

Average Annual Total Returns for Class A Shares

1 Year	17.02%
5 Year	-0.14%
10 Year	6.68%

Average Annual Total Returns for Class B Shares
1 Year	17.28%
5 Year	0.12%
Since Inception	4.65%
(Inception date March 5, 2004)

Capital Guardian Trust Company assumed portfolio management responsibility on December 3, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL DFA Fund Dimensional Fund Advisors LP

Market Summary: The broad U.S. market, as measured by the S&P 500 Index, was up by 16.00% in 2012. Among other factors, investors coped with uncertainty surrounding the outcome of the U.S. presidential election, the inability of U.S. policymakers to set the federal government’s finances on a sustainable path, disappointing economic data in the U.S. (especially in the labor market), and the continuing financial and economic crises in the Eurozone. 2012 marked the fourth year in a row that the broad U.S. market had positive returns. The Chicago Board Option Exchange’s VIX Index, which measures the volatility of the S&P 500 Index and has a historical average of around 20, decreased moderately in 2012, from about

23 to 18. Asset class returns ranged from 18.21% for small cap value stocks, as measured by the S&P SmallCap 600 Value Index to 14.56% for small cap growth stocks, as measured by the S&P SmallCap 600 Growth Index. The strongest sectors were financials and consumer discretionary, while the weakest were utilities and energy.

Using the Russell indices, we observe that value outperformed growth in 2012, especially in the deep value segment of the market. Small cap value stocks outperformed small cap growth stocks by 3.46%, while large cap value stocks outperformed large cap growth stocks by 2.25%. Along the market capitalization dimension, small and large caps had similar performance in 2012.

JNL/DFA U.S. Core Equity Fund (formerly, JNL/Eagle Core Equity Fund)

Sector Weightings*:

Information Technology	14.3%
Financials	14.2
Consumer Discretionary	12.7
Health Care	12.1
Industrials	12.1
Energy	10.4
Consumer Staples	9.2
Materials	4.1
Utilities	4.0
Telecommunication Services	3.4
Short Term Investments	3.5

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/DFA U.S. Core Equity Fund underperformed its benchmark by posting a return of 13.70% for Class A shares compared to 16.00% for the S&P 500 Index.

For the period January 1, 2012 through April 29, 2012, the Fund was sub-advised by Eagle Asset Management, Inc. During this period, the Fund posted a return of 11.62% compared to 12.31% for the S&P 500 Index.

Outperforming Fund sectors included: underweighted telecommunication services due to both low allocation in a weak market sector and stock selection (e.g., Sprint Nextel Corp. (“Sprint”)); overweighted information technology, primarily due to a high allocation in a strong market sector that included particular strength in Apple Inc. and EMC Corp. holdings; market weighted health care (e.g., St. Jude Medical Inc. and UnitedHealth Group Inc.); market weighted consumer discretionary (e.g., Lowe’s Cos., Inc.); underweighted utilities due to low allocation in a weak performing market sector; slightly underweighted financials (e.g., Capital One Financial Corp. and Invesco Ltd.); and market weighted energy (e.g., Apache Corp.). On the other hand, the only underperforming sector was slightly underweighted consumer staples (e.g., Mondelez International Inc. and PepsiCo Inc.).

Stocks dipped mid April on disappointing growth in China and rising Spanish bond yields that reflected growing European sovereign debt concerns. However, strong first quarter earnings reporting brought the S&P 500 Index back to nearly flat for the month. Core equity portfolios modestly underperformed in the month primarily due to declines in Sprint and Republic Services Inc. (“Republic”). Sprint declined on news of a lawsuit being filed by the state of New York related to underpaid sales taxes. Republic lowered full year guidance as a result of weaker than expected volume growth. The market correctly interpreted the lowered guidance as either an uncharacteristic lack of visibility into its business or a deteriorating volume environment during the quarter. Expectations for the stock were low and free cash flow guidance was not materially impacted, resulting in an attractively priced stock with a solid dividend yield. Any pickup in economic growth would boost the volume story with resultant operating leverage.

Effective April 30, 2012, Dimensional Fund Advisors LP assumed management responsibility for the Fund. For the period April 30, 2012 through December 31, 2012, the Fund posted a return of 1.86% compared to 3.29% for the S&P 500 Index.

The Fund’s emphasis on smaller stocks with higher book to market ratios was beneficial as small cap and value stocks outperformed during the period. However, because the Index only holds very large companies whereas the Fund holds a market wide mix, it tends to be more concentrated in these companies than the Fund. Because of this, there were many instances where the Fund was underweight in companies that performed very well. For instance, the Fund’s holding weights at December 31, 2012, in Bank of America Corp., Citigroup Inc., Ford Motor Co., Google Inc. and JPMorgan Chase & Co. totaled 2.2%, versus 4.2% in the Index. These differences alone accounted for 0.52% of underperformance. These underweights are a residual effect of the Fund Manager’s investment process and should not be viewed as intentional or tactical.

With the exception of real estate investment trusts (“REITs”), which are systematically excluded from the Fund, the Fund’s mix of industry sectors is similar to that of the Index, with some slight overweights in financial, industrial and consumer discretionary stocks and slight underweights to information technology and consumer staples. There were no material effects on performance attributable to industry weighting. These differences are also a fall out of the investment process and not tactical or deliberate.

JNL DFA Fund (continued) Dimensional Fund Advisors LP

JNL/DFA U.S. Core Equity Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	13.70%
5 Year	0.57%
10 Year	4.76%

Average Annual Total Returns* for Class B Shares
1 Year	13.85%
5 Year	0.79%
Since Inception	2.62%
(Inception date March 5, 2004)

Dimensional Fund Advisors LP assumed portfolio management responsibility on April 30, 2012.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Eagle Fund Eagle Asset Management, Inc.

Market Summary: For the full year, the Russell 2000 Growth Index, which was up 14.59%, trailed the Russell 2000 Value Index, which was up 18.05%. After running a tight race through the first nine months, weak results from some of the growth index’s largest biotech names allowed value to push ahead. There were solid absolute returns during 2012, led by the materials (+21.5%), consumer discretionary (+21.5%) and financials (+18.5%) sectors; energy (-7.2%) was the only negative sector. On a relative basis, information technology and healthcare were in line while financials and energy trailed most notably.

JNL/Eagle SmallCap Equity Fund

Sector Weightings*:

Health Care	18.7%
Information Technology	16.9
Consumer Discretionary	16.2
Industrials	14.9
Energy	8.0
Financials	6.2
Materials	5.7
Consumer Staples	2.8
Short Term Investments	10.6

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Eagle SmallCap Equity Fund underperformed its benchmark by posting a return of 13.83% for Class A shares compared to 14.59% for the Russell 2000 Growth Index. The Fund finished ahead in energy and materials on a relative basis. The Fund lagged the benchmark most notably in information technology and to a lesser extent in consumer discretionary during the calendar year.

The Fund’s top performing stocks during the year were Geospace Technologies Corp., Geo Group Inc. and Catalyst Health Solutions Inc. The Fund’s worst performing stocks during the year were Monster Worldwide Inc., Quality Systems Inc. and Allscripts-Misys Healthcare Solutions Inc.

The Fund’s most significant sector weighting changes came from increasing exposure to industrials, through purchases of Chart Industries Inc., Terex Corp. and Woodward Governor Co., and decreasing exposure to information technology, through a takeout of Cymer Inc. and sales of Sapient Corp., Informatica Corp. and Progress Software Corp.

We believe the strong equity performance of recent years will continue into 2013. The focus on the fiscal cliff now has shifted to concerns over the national debt ceiling and resultant reductions in federal spending. Like the fiscal cliff debate, we believe the immediate concerns will be addressed in the 24th hour. Congress will lift the ceiling, nominally cut federal spending and both

Republicans and Democrats alike will be unhappy. Recent economic data from China has been encouraging and Europe seems to have successfully pushed the can down the proverbial road. Domestically, the Fund should benefit from recoveries in both autos and housing. Current consensus forecasts of 2% to 3% gross domestic product (“GDP”) growth could prove conservative. Given our expectations of a reasonably strong economy, we believe interest rates will start creeping up but be offset somewhat by the U.S. Federal Reserve actions to keep rates in check. Weakness in fixed income markets could enable a return to equity markets by retail investors who abandoned them in 2008 and 2009 in favor of the relative safety of bonds. We continue to favor companies leveraged to housing. We believe financials should continue to perform well, as should cyclical groups such as energy and materials. After a very strong 2012, consumer stocks could lag as higher taxes could prove a drag on consumer spending.

JNL/Eagle SmallCap Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.83%
5 Year	4.75%
10 Year	11.21%

Average Annual Total Returns for Class B Shares
1 Year	14.09%
5 Year	4.96%
Since Inception	7.75%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Eastspring Funds Eastspring Investments (Singapore) Limited

Market Summary: The stock markets of Asia ex-Japan rose sharply in 2012 after having fallen by a similar amount the previous year. Investor sentiment was driven largely by two key issues: the economic growth outlook for the U.S. and China, and Europe’s sovereign debt and banking crisis. The outlook for each of these issues improved to some extent during the year, benefiting the markets.

Chinese and Indian equity markets recovered in 2012 and were outperformers within the emerging equity markets as investors took note of the attractive valuations in both markets. During the first half of the year, both China and India started to loosen their monetary policies as signs of potential economic weakness, and coupled with an easing of inflation, allowed their respective policy makers to act quickly to help stimulate their local economy. In addition, Chinese and Indian equity markets got a further boost during the second half of the year with the launch of a third round of quantitative easing (“QE3”) by the U.S. Federal Reserve and further policy loosening measures by the European Central Bank. In China, newly appointed President Xi Jinping and Premier Le Keqiang brought additional hope to the Chinese equity markets during the fourth quarter, as their talks of structural and economic reforms boosted market sentiment further. In India, hopes of key reforms including changes in foreign direct investing (“FDI”) policies in retail to help boost investment and tackle inflation also brought positive vibes for equity markets during the fourth quarter. For the year, the MSCI China Index and MSCI India Index were up 22.75% and 25.97% respectively. This resulted in a gain of 25.10% for the composite index for 2012.

Asian equity valuations are reasonably attractive and broadly in line with their historic averages while economic growth outlook for Asia ex-Japan will likely remain better over the long term than among the world’s developed markets. The Fund manager believes that Europe has a long period of recovery ahead and believes that when considering the outlook for Asia, the progress of economic reform in China and economic recovery in the U.S. will be important factors.

JNL/Eastspring Investments Asia ex-Japan Fund (formerly, JNL/PAM Asia ex-Japan Fund)*

Sector Weightings*:

Financials	32.6%
Information Technology	17.6
Consumer Discretionary	10.8
Industrials	9.7
Materials	7.7
Energy	5.7
Telecommunication Services	4.1
Consumer Staples	3.7
Utilities	2.6
Health Care	1.2
Short Term Investments	4.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Eastspring Investments Asia ex-Japan Fund outperformed its benchmark by posting a return of 22.55% for Class A shares compared to 22.36% for the MSCI Asia ex-Japan Index.

Stock selection in energy and information technology was a key contributor to the Fund’s relative performance. Conversely, stock selection in telecommunication services and materials, and a cash position, restrained the Fund. Singapore, India and Korea were big contributors to the Fund’s performance whilst China, the Philippines and Indonesia were big detractors.

Tata Motors Ltd., one of India’s largest manufacturers of commercial and passenger vehicles, and ICICI Bank Ltd., one of India’s larger private sector banks and owner of the country’s biggest private sector life insurer, were among the larger contributors to the Fund’s relative performance as each stock outperformed both its domestic market and the regional benchmark.

By contrast, the Parkson Retail Group Ltd. (“Parkson Retail”) and China Resources Cement Holdings Ltd. (“CRCH”), were among the larger detractors from the Fund’s relative performance. Each underperformed its domestic market and the regional benchmark, however, the Fund manager’s conviction in them remains. Parkson Retail operates a national network of department stores in China where retail outlets suffered as economic growth slowed. The manager views the stock’svaluation favorably as well as the company’s effort to open stores in mid size cities under-

served by department stores. Concerns on the outlook for infrastructure and real estate development dragged the cement sector down, affecting CRCH, however, the manager expects to see a turnaround here in 2013.

Among its larger transactions, the Fund established new positions in Standard Chartered Plc (“Standard Chartered”) and Advanced Semiconductor Engineering Inc. (“ASE”), in light of Standard Chartered’s attractive valuations and ASE’s significant share of the global market. Positions were sold down and closed in CNOOC Ltd., China’s largest offshore oil and gas producer and BOC Hong Kong Holdings Ltd., a leading bank in Hong Kong and a subsidiary of the Bank of China due to reduced attractiveness of valuations.

At year end, China and Indonesia were the Fund’s top overweight markets; Hong Kong and Malaysia were the top underweight markets. The top positive bets included China Pacific Insurance Group Co. Ltd., Cheung Kong Holdings Ltd., and DBS Group Holdings Ltd.

JNL/Eastspring Investments China-India Fund (formerly, JNL/PAM China-India Fund)*

Sector Weightings*:

Financials	32.4%
Energy	14.7
Consumer Discretionary	12.8
Telecommunication Services	6.9
Materials	6.5
Information Technology	6.3
Consumer Staples	6.1
Health Care	5.4
Industrials	2.6
Utilities	1.9
Short Term Investments	4.4

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 2012, JNL/Eastspring Investments China-India Fund underperformed its blended benchmark by posting a return of 23.48% for Class A shares compared to 25.10% for the 50% MSCI China Index, 50% MSCI India Index. The Fund outperformed the MSCI China Index, which returned 22.75%, and underperformed the MSCI India Index, which returned 25.97%.

The Fund’s stock selection in financials and consumer discretionary contributed positively to Fund performance, while stock selections in tele-

communications and information technology detracted from performance.

Mahindra & Mahindra Financial Services, Ltd., a non benchmark stock in the Fund, was among the top contributors for the period. The company which finances utility vehicles, tractors and cars, benefitted from its strong reach in rural and semi urban India, an area of low financing penetration. Tata Motors Ltd., another leading contributor who owns the Jaguar and Land Rover brands of luxury vehicles have been very successful and have significantly contributed to the company’s

* The names of the Funds changed as a result of a change in the Sub-Adviser’s name and was not a result of a change in the Sub-Adviser of the Funds.

JNL Eastspring Funds (continued) Eastspring Investments (Singapore) Limited

JNL/Eastspring Investments China-India Fund (continued)

overall earnings throughout 2012. Additionally, Franshion Properties China Ltd., a Chinese property company substantially outperformed its peers on the back of strong sales figures and good growth visibility.

China Unicom Hong Kong Ltd., a key detractor, declined on weak 3G net subscriber additions due to weak industry growth and slowing consumer spending on mobile data. The Fund manager continues to hold an overweight position in the company on the basis of valuation, which is slightly more attractive than its peers. CRCH was another key detractor. The compa-

ny’s stock underperformed as it missed earnings expectations due to weak cement prices in China due to weak demand and relatively aggressive capacity additions in some regions.

The Fund liquidated positions or reduced exposure in Evergrande Real Estate Group Ltd., Bank of China Ltd., CRCH, Infosys Ltd., and Sohu.com Inc. to name a few. The proceeds were used to add new positions or increase exposure in Belle International Holdings Ltd., Ranbaxy Laboratories Ltd., China Shansui Cement Group Ltd., Dongfeng Motor Group Co. Ltd., Wumart Stores Inc. and Cairn India Ltd.

which seemed to offer a relatively more attractive risk reward payoff.

The Fund is slightly overweight in China, where valuation remains attractive. Sector wise, the Fund’s position in companies within consumer discretionary and health care constitute an overweight position for those sectors. On the other hand, the Fund’s overall position in companies from information technology and material constitute an underweight position in those sectors.

JNL/Eastspring Investments Asia ex-Japan Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	22.55%
5 Year	-0.48%
Since Inception	-0.87%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	22.72%
5 Year	-0.28%
Since Inception	-0.68%
(Inception date December 3, 2007)

JNL/Eastspring Investments China-India Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	23.48%
5 Year	-4.26%
Since Inception	-4.24%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	23.52%
5 Year	-4.07%
Since Inception	-4.05%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Templeton Global Advisors Limited

Market Summary: Global developed stocks, as measured by the MSCI World Index, rallied through the spring of 2012 before a brief drop in early summer gave way to a recovery, leading to solid 12 month gains. Periodic downturns were primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. Early in 2012, the market focused on Europe’s debt crisis, and leaders eventually agreed to a deployment of temporary and permanent bailout funds. European Central Bank (“ECB”) President Mario Draghi declared, “the ECB is ready to do whatever it takes to preserve the Euro”, further buoying markets in the summer. In the U.S., the U.S. Federal Reserve announced addi-

tional rounds of quantitative easing and extended its strategy designed to lower interest rates. In Asia, China’s and Japan’s central banks took measures to stimulate their countries’ growth. Toward year end, investor focus shifted to the U.S., where policymakers sought to avert automatic spending cuts and tax hikes, known as the fiscal cliff. Just after year end, Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far reaching federal spending cuts. Despite adversity and uncertainty throughout the 12 month period, virtually all major asset classes finished 2012 with positive returns.

JNL/Franklin Templeton Global Growth Fund

Sector Weightings*:

Financials	21.2%
Health Care	13.2
Consumer Discretionary	12.1
Industrials	12.0
Information Technology	11.4
Energy	11.4
Telecommunication Services	7.6
Materials	3.0
Consumer Staples	2.0
Short Term Investments	6.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton Global Growth Fund outperformed its benchmark by posting a return of 22.06% for Class A shares compared to 15.83% for the MSCI World Index.

Nearly all major stock sectors delivered positive results in 2012. Although weak sentiment in early 2012 left many investors ill prepared for the stock market rally, our value discipline positioned the Fund in low valued stocks with what we viewed as the greatest potential for appreciation, and the Fund performed well. The Fund’s consumer discretionary holdings were major absolute and relative contributors to performance, led by U.S. cable operators Comcast Corp. and Time Warner Cable Inc., and content producer News Corp. America’s leading cable companies have come to dominate the valuable broadband pipeline permitting bundled delivery of voice, data and video, and content producers have seen a surge in demand for their products as new devices and opportunities for media consumption proliferate.

Stock selection in financials also supported relative performance, led by European lenders and reinsurers. Even after robust gains in 2012, European bank stock performance has still lagged that of U.S. banks since 2009 and remained near two decade low valuations, suggesting to us further appreciation potential for a sector that has undergone intensive fundamental repair and recapitalization. The Fund’s industrials positions also aided relative performance as European airlines Deutsche Lufthansa AG and off benchmark International Consolidated Airlines Group SA reported improved profits stemming from increased air traffic volume and ongoing restructuring initiatives. Stock selection in long standing information technology, health care and telecommunication services positions was beneficial. Conversely, energy positions such as UK exploration and production company Royal Dutch Shell Plc and U.S. oil services firm Baker Hughes Inc. declined because of weaker oil prices and a North American gas glut; however, we believe some exploration and production and oil services firms with advanced technology, sound capital discipline and operational flexibility can gain market share as hydrocarbon extraction moves to increasingly challenging and remote locations. During the year, we modestly increased the Fund’s allocation to financials and reduced consumer discretionary.

Geographically, all major regions helped the Fund. Stock selection in the U.S. as well as overweighting in the Eurozone and Asia ex-Japan was beneficial. Spanish stocks modestly weighed on absolute and relative performance. We slightly increased the Fund’s allocation to Europe and decreased Japan.

JNL/Franklin Templeton Global Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	22.06%
5 Year	-0.95%
Since Inception	-0.69%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	22.35%
5 Year	-0.75%
Since Inception	-0.49%
(Inception date January 16, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Advisers, Inc.

Market Summary: For the 12 month period, domestic equity markets fluctuated as investors reacted to news surrounding the European fiscal crisis and the U.S. fiscal cliff. Overall, U.S. stock markets delivered solid total returns, supported by global central bank actions and positive housing, consumer spending and labor market trends.

Fixed income markets benefited from persistently low long term interest rates and a decline in credit spreads driven by stable corporate fundamentals and accommodative capital markets. These factors led to record high corporate bond issuance, much of which was used to refinance existing debt at lower interest rates and extend debt maturities.

European Central Bank (“ECB”) President Mario Draghi’s July declaration that “the ECB is ready to do whatever it takes to preserve the Euro” buoyed global debt and equity markets. Despite periods of market risk aversion, during which bond yields declined, global equity markets sold off and perceived safe haven assets such as U.S. Treasuries rallied, most major asset classes finished 2012 with positive returns.

JNL/Franklin Templeton Global Multisector Bond Fund

Sector Weightings*:

Government Securities	62.3%
Consumer Discretionary	2.4
Financials	2.2
Energy	2.2
Materials	1.4
Telecommunication Services	1.2
Industrials	1.0
Information Technology	0.7
Consumer Staples	0.5
Health Care	0.4
Utilities	0.4
Short Term Investments	25.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton Global Multisector Bond Fund outperformed its benchmark by posting a return of 17.78% for Class A shares compared to 4.84% for Barclays Capital Multiverse Index.

In 2012, currency positions, interest rate strategies and credit exposures contributed to the Fund’s performance. As part of the Fund’s invest-

ment strategy, we used currency forward contracts to hedge or gain exposure to various currencies. We built positions in currencies of countries we believed to have attractive medium term growth prospects and rising short term interest rate differentials. In particular, we favored Asian, some Latin American and non Euro European currencies. The Fund’s currency positions in Asia ex-Japan and Latin America were key contributors to relative performance. Exposure to peripheral European currencies positioned against the Euro added to relative performance. The Fund’s large net negative exposure to the Japanese Yen, achieved via the use of currency forwards, meaningfully contributed to relative performance during the year. The Fund’s Yen positioning reflected our pessimistic view on the relative prospects for the Japanese economy and served as an implicit hedge against potentially rising yields in the U.S., given the Yen’s historically strong correlation to long term U.S. Treasury yields.

The Fund maintained a defensive posture with respect to interest rate risk in developed and emerging markets. At year end, the Fund had a shorter duration position than the benchmark index, a stance arising from our assessment that there is limited scope for further global interest rate reductions. However, the Fund maintained some duration exposure in countries where we believed long term bond yields could benefit from declining risk premiums, and select duration exposures in Europe and Latin America contributed to relative performance overall.

The Fund purchased investment grade and subinvestment grade hard currency denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. In addition to purchasing global government bonds, the Fund also invested in the credit sector. Overall, the Fund’s sovereign and corporate credit exposures contributed to relative performance. However, the Fund’s underweighted exposure to investment grade corporate bonds and lack of exposure to agency and mortgage-backed securities detracted from performance as these sectors gained during the year. However, these effects were offset by an overweighted allocation to high yield corporate bonds.

JNL/Franklin Templeton Income Fund

Sector Weightings*:

Energy	14.5%
Utilities	12.7
Financials	10.6
Consumer Discretionary	8.5
Materials	8.3
Health Care	7.4
Information Technology	7.4
Industrials	5.2
Telecommunication Services	4.9
Consumer Staples	2.4
Non-U.S. Government Agency Asset-Backed Securities	0.4
Short Term Investments	17.7

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton Income Fund underperformed one of its benchmarks by posting a return of 12.20% for Class A shares compared to 16.00% for the S&P 500 Index and outperformed its other bench-

mark, the Barclays Capital U.S. Aggregate Bond Index , which returned 4.22%. During the year, the Fund’s fixed income and equity holdings both contributed significantly to the Fund’s total return.

Equity markets generated solid total returns as global central bank actions reduced systemic risks, resulting in stable, albeit modest, U.S. economic growth. Many companies benefited from robust profit margins and free cash flow generation. Shareholder oriented activities increased, partly due to this healthy fundamental backdrop and also due to balance sheet positioning.

Equity holdings that benefited performance included financials Bank of America Corp., Wells Fargo & Co. and JPMorgan Chase & Co., health care companies Roche Holding AG, Merck & Co. Inc. and Sanofi SA, materials holdings Lyondell Basell Industries NV and Cemex Sab de CV, and industrials company General Electric Co. Several detractors were affected by weak natural gas prices including utilities Exelon Corp. and Entergy

Corp. Stagnant gold prices and cost pressures led to weak share prices for mining companies Barrick Gold Corp., Newmont Mining Corp. and Anglogold Ashanti Ltd.

Significant fixed income contributors included First Data Corp. and Freescale Semiconductor Inc. in technology and Sprint Nextel Corp. and CC Media Holdings Inc. in communications. In general, detractors, including Petroplus Finance Ltd., Dynegy Holdings Inc. and ATP Oil & Gas Corp., needed corporate restructuring as a result of business and balance sheet pressures.

Regarding the Fund’s positioning at year end, the Fund’s fixed income allocation declined, driven by reduced corporate bond holdings. The equity allocation rose with an emphasis on dividend paying large cap companies and convertible securities. At year end, the Fund held a diversified equity portfolio with leading sector concentrations in utilities, financials and energy. At year end, the Fund had limited holdings in

JNL Franklin Templeton Funds (continued) Franklin Advisers, Inc.

JNL/Franklin Templeton Income Fund (continued)

other equity securities, including preferred stocks and warrants. The Fund’s corporate bond exposure remained diversified with the largest sector weightings in communications, energy,

technology and consumer cyclical companies. We limited the Fund’s holdings of other fixed income asset classes including treasuries,

agencies and mortgage-backed securities as we believed better opportunities existed in other asset classes.

JNL/Franklin Templeton Global Multisector Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.78%
Since Inception	17.61%
(Inception date December 12, 2011)

Average Annual Total Returns for Class B Shares
1 Year	17.98%
Since Inception	17.80%
(Inception date December 12, 2011)

JNL/Franklin Templeton Income Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	12.20%
5 Year	3.88%
Since Inception	4.63%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	12.51%
5 Year	4.09%
Since Inception	4.84%
(Inception date May 1, 2006)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Templeton Institutional, LLC

Market Summary: Global developed stocks, as measured by the MSCI World Index, rallied through the spring of 2012 before a brief drop in early summer gave way to a recovery, leading to solid 12 month gains. Periodic downturns were primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. Early in 2012, the market focused on Europe’s debt crisis, and leaders eventually agreed to a deployment of temporary and permanent bailout funds. European Central Bank (“ECB”) President Mario Draghi declared, “the ECB is ready to do whatever it takes to preserve the Euro”, further buoying markets in the summer. In the U.S., the U.S. Federal Reserve announced additional rounds of quantitative easing and extended its strategy designed to lower interest rates. In Asia, China’s and Japan’s central banks took meas-

ures to stimulate their countries’ growth. Toward year end, investor focus shifted to the U.S., where policymakers sought to avert automatic spending cuts and tax hikes, known as the fiscal cliff. Just after year end, Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far reaching federal spending cuts. Despite adversity and uncertainty throughout the 12 month period, virtually all major asset classes finished 2012 with positive returns. The MSCI EAFE Small Cap Index, which measures small cap stock performance in global developed markets excluding the U.S. and Canada, generally outperformed global large and mid cap stocks as all sectors delivered positive returns, led by telecommunication services, information technology and financials.

JNL/Franklin Templeton International Small Cap Growth Fund

Sector Weightings*:

Industrials	31.3%
Financials	19.8
Consumer Discretionary	18.7
Consumer Staples	12.8
Information Technology	2.1
Materials	0.9
Short Term Investments	14.4

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton International Small Cap Growth Fund outperformed its benchmark by posting a return of 27.26% for Class A shares compared to 20.00% for the MSCI EAFE Small Cap Index.

Relative performance benefited from stock selection in industrials, consumer staples and financials, underweighting in materials, and not holding energy and utilities. Stock selection in information technology and consumer discretionary and not holding telecommunication services detracted.

Stock selection and underweighting in Asia contributed, particularly an allocation to South

Korea, which is not held in the Index, and underweighting in Japan. Stock selection and overweighting in Europe helped, especially in Ireland, Italy and Greece. Overweighting in North America, mainly in Canada and the U.S., detracted.

Key individual contributors included South Korean food products manufacturer Binggrae Co Ltd., Italy based cables and systems company Prysmian SpA, both companies are not held in the Index, and Ireland based alcoholic beverage manufacturer C&C Group Plc. Key detractors included UK based home repair services provider HomeServe Plc (“HomeServe”), Japan based leisure products manufacturer Sankyo Co. Ltd. (“Sankyo”), which is not held in the Index, and France based mail room equipment firm Neopost SA.

Major purchases included additional Zardoya Otis SA shares, which is not held in the Index, and new positions in Euler Hermes SA and Michael Page International Plc. The Fund reduced exposure to Experian Plc, which is not held in the Index, Sankyo and Nexans SA and eliminated its position in HomeServe. By sector, we increased the Fund’s financials weighting and added materials. We decreased industrials, consumer discretionary, information technology and consumer staples.

Geographically, we initiated a Thailand allocation, which is not held in the Index, and increased exposure to Ireland, Spain and France and decreased the Fund’s allocation to the UK, Japan and the Netherlands and eliminated exposure to South Korea.

We sought to position the Fund to potentially weather the negative impact evolving conditions in Europe could have. In the short run, portfolio values may decline if a country defaults. However, we believe the companies we hold would likely be supported by what we view as their strong balance sheets and leading market positions, which we think could reduce the risk of permanent capital loss and potentially allow such companies to recover over the longer term.

Overall, we continue to search for companies we believe offer strong risk/reward profiles over the next five years. Although performance may lag in the short term, we are long term investors and believe that strong, bottom-up stockpicking can potentially benefit the Fund over time.

JNL/Franklin Templeton International Small Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	27.26%
5 Year	-1.57%
Since Inception	-1.80%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	27.30%
5 Year	-1.38%
Since Inception	1.59%
(Inception date December 3, 2007)

Franklin Templeton Institutional, LLC assumed portfolio management responsibility on May 3, 2010.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Mutual Advisers, LLC

Market Summary: Headwinds to global growth negatively affected most world regions during 2012, including recently resilient emerging markets. However, the slowdown appeared less severe than expected in developed markets such as Germany and the U.S. Several major governments intervened to support their countries’ currencies, liquidity and growth rates. The U.S. economy was supported by positive construction, housing and labor market trends. Potential U.S. tax hikes and spending cuts scheduled to take effect in 2013 dampened confidence near year end. Just after year end,

Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far reaching federal spending cuts. Stock markets were volatile with periodic downturns primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. Despite adversity and uncertainty in 2012, investors seemed to regain confidence in the latter half of the year, and most stock markets made solid 12 month gains.

JNL/Franklin Templeton Mutual Shares Fund

Sector Weightings*:

Consumer Staples	16.8%
Financials	15.4
Energy	12.3
Consumer Discretionary	11.5
Health Care	10.0
Information Technology	8.2
Industrials	5.1
Materials	4.2
Utilities	4.0
Telecommunication Services	1.8
Non-U.S. Government Agency Asset-Backed Securities	0.1
Short Term Investments	10.6

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton Mutual Shares Fund underperformed its benchmark by posting a return of 13.66% for

Class A shares compared to 16.00% for the S&P 500 Index.

During the year, several holdings supported Fund performance. Top contributors included Time Warner Cable Inc. (“TWC”), media conglomerate News Corp. and forest products company International Paper Co. (“International Paper”). TWC shares performed strongly as the company raised its quarterly dividend and share buyback authorization. News Corp. shares began a strong rally in June, spurred by investors’ approval of the company’s plan to split its publishing assets and its television and entertainment assets into separate companies. Solid 2012 operating performance and realized price increases in its containerboard business led shares of International Paper to perform strongly.

Key detractors from Fund performance included energy company Exelon Corp. (“Exelon”), document technology firm Xerox Corp. (“Xerox”), and mobile telephony operator

Vodafone Group Plc (“Vodafone”). Exelon shares declined as a challenging pricing environment, unseasonably warm weather and storm costs throughout the year hurt operations. Investors responded negatively after Xerox disclosed it had failed to meet its target profit margin and reduced its “steady state” margin rate. Vodafone struggled in 2012 due to economic weakness in its southern European markets, regulatory headwinds in the Eurozone and India, and cannibalization of traditional voice services by data applications.

At year end, equities remained the core of the Fund. At the sector level, we reduced the Fund’s weightings in consumer staples, health care and utilities and increased weightings of financials, energy and consumer discretionary holdings during the year. Consistent with its investment strategy, the Fund maintained some exposure to distressed debt and reorganization securities and merger arbitrage strategies.

JNL/Franklin Templeton Mutual Shares Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.66%
5 Year	-0.19%
Since Inception	-0.13%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	14.01%
5 Year	0.04%
Since Inception	0.09%
(Inception date January 16, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Franklin Templeton Funds Franklin Advisory Services, LLC

Market Summary: During the 12 months under review, domestic equity markets fluctuated as investors reacted to news headlines and shifted between risk taking and risk aversion. Toward year end, uncertainty surrounding the European fiscal crisis eased as leaders made progress on economic reforms and management of Greek debt, but slowing economic growth in China curbed global economic recovery and markets. Positive construction and housing market trends supported U.S. economic expansion and unemployment declined. Despite modest third quarter U.S. company revenues, a hard fought national election, and the potential for U.S. tax hikes and spending cuts known as the fiscal cliff, domestic stock markets made strong gains for the year. Value stocks generally outperformed growth stocks, and for small cap value stocks, all sectors generated positive returns as represented by the Russell 2500 Value Index.

JNL/Franklin Templeton Small Cap Value Fund

Sector Weightings*:

Industrials	33.8%
Consumer Discretionary	19.9
Financials	10.8
Energy	9.3
Materials	8.0
Health Care	3.5
Information Technology	3.2
Utilities	0.3
Consumer Staples	0.2
Short Term Investments	11.0

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton Small Cap Value Fund underperformed its benchmark by posting a return of 17.62% for Class A shares compared to 19.21% for the Russell 2500TM Value Index. The Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

All sectors aided performance, especially industrials, consumer discretionary, financials and materials. Key contributors to return included footwear maker Brown Shoe Co. Inc., recreational vehicle manufacturer Thor Industries Inc., contractor and construction materials producer Granite Construction Inc., insurer Protective Life Corp. and home builder and financer M/I Homes Inc.

Detractors from performance included auto components supplier Gentex Corp., medical equipment manufacturer Hill-Rom Holdings Inc., offshore energy service provider Tidewater Inc., oil tanker operator Overseas Shipholding Group Inc. and airline operator SkyWest Inc.

During the year, four new positions were initiated in Ingram Micro Inc., McGrath RentCorp, Harman International Industries Inc. and Jos. A. Bank Clothiers Inc. The Fund added to existing positions in Maidenform Brands Inc., Men’s

Wearhouse Inc., Group 1 Automotive Inc. and Trinity Industries Inc. The Fund eliminated positions in Tower Group Inc., ABM Industries Inc. and Commercial Metals Co. Positions were reduced in several other securities including Lancaster Colony Corp. and NV Energy Inc. One of the Fund’s positions, Ceradyne Inc., was subject to a takeover offer at a 43% premium to its then share price and was sold at a profit.

We continue to invest in small cap companies that we believe are selling below their underlying worth. Our strategy is to buy and hold a portfolio of fundamentally sound companies for five years or more on average. We purchase securities at what we consider attractive prices, often when they are out of favor with other investors. We select securities without regard to benchmark comparisons, and we aim for long term results. We are confident that over time the market will provide opportunities for us to execute our strategy with success.

JNL/Franklin Templeton Small Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.62%
5 Year	5.33%
Since Inception	6.15%
(Inception date May 2, 2005)

Average Annual Total Returns for Class B Shares
1 Year	17.87%
5 Year	5.53%
Since Inception	6.36%
(Inception date May 2, 2005)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Goldman Sachs Funds Goldman Sachs Asset Management, L.P.

Market Summary: The S&P 500 Index returned 0.91% in December, ending the fourth quarter down 0.38%, but gaining 16.00% for the full year. This marked the fourth straight year of gains. During 2012, U.S. equities generally reflected optimism as the Dow Jones Industrial Average closed above 13,000 for the first time since May 2008 and the NASDAQ reached a new 11 year high. The second quarter was the exception, when markets slid as first quarter gross domestic product (“GDP”) was revised down and employment reports suggested a reversal of earlier labor market improvements. Among the biggest themes of the year was the strong commitment to low interest rates and easy monetary policy from central banks in the U.S., Europe and Japan, which drove market leading returns in financial stocks in December and for the full year. In December, the U.S. Federal Reserve Board (“Fed”) further updated its low interest policy to include the condition that the unemployment rate must decline to 6.5% or lower before it would tighten again. Despite encouraging signs of momentum in the housing market and stabilization in the labor market later in the year, U.S. equities made only modest gains after President Obama’s re-election in November as the fiscal cliff proved a cliffhanger. The energy sector significantly lagged during the year as oil prices remained relatively stable, balancing continued unrest in several oil producing regions with potential supply increases from U.S. shale production and a modest outlook for global growth.

U.S. fixed income overall performed well in 2012, with non government sectors leading the year’s gains. Spread sector assets started the year on a rally that persisted through March 2012, helped by a global trend of improving data. The positive trend for risk assets reversed in the second quarter. Global data weakened and concerns mounted about heavy losses in Spain’s banking sector and the possibility of Greece exiting the Eurozone. May was the most difficult month in 2012 for risk assets: Equity indices fell sharply and emerging market sovereign bonds underperformed U.S. Treasuries by over 5%. However, risk appetite began to recover in June, as a second round of Greek elections reaffirmed the country’s commitment to austerity. Early in the third quarter, U.S. and German rates traded around record lows on mounting expectations for further monetary stimulus. Central banks delivered on these expectations: In July the European Central Bank (“ECB”) cut its main interest rate to 0.75% and the deposit rate to zero. In September, the ECB pledged to purchase potentially unlimited amounts of distressed government bonds in secondary markets as needed. The Fed announced open ended purchases of agency mortgage-backed securities (“MBS”) in a third round of quantitative easing (“QE3”), and extended the likely period of low rates from mid 2014 to mid 2015. Volatility increased in the lead up to the November 6 U.S. elections, but the re-election of President Obama had little impact in fixed income markets. After a brief interruption, spread sector rallies resumed, despite mounting uncertainty about the fiscal cliff. In the last days of the year, markets focused on the eleventh hour negotiations in Washington DC, as lawmakers strove to reach agreement on fiscal policies ahead of the year end deadline for automatic spending cuts and the expiration of Bush-era tax cuts.

In 2012, emerging local debt markets returned 16.76%, as measured by JP Morgan GBI EM Global Diversified Index, due to both a rally in interest rates and appreciation of emerging market (“EM”) currencies versus the U.S. Dollar. The Fed continued its policy of quantitative easing (“QE”) in 2012. As with previous rounds of QE, EM currencies appreciated significantly, as investors borrowed cheap U.S. Dollars to purchase currencies in higher yielding EM countries. The first quarter’s positive returns were driven primarily by currency movement rather than interest rates. The JPMorgan GBI EM Global Diversified Index returned 8.30%, comprising 1.76% from interest rates and 6.54% from currency appreciation versus the U.S. Dollar. Poland led gains, with currency appreciation versus the U.S. Dollar contributing the majority of the quarter’s returns. The second quarter’s returns were negative due to the depreciation of EM currencies versus the U.S. Dollar. The JPMorgan GBI EM Global Diversified Index returned -1.21%, comprising -3.49% from currency depreciation versus the U.S. Dollar and 2.28% from interest rates. Though Hungary faced some currency depreciation, it performed well due to strong interest rate returns. Russia faced substantial currency depreciation over the period (-8.04%), as well as negative interest rate performance (-1.00%). In the third quarter, the JPMorgan GBI EM Global Diversified Index returned 4.80%, comprising 1.87% from interest rates and 2.93% from currency appreciation versus the U.S. Dollar. Poland performed best over the quarter, with returns driven mostly from currency appreciation. In the fourth quarter, the JPMorgan GBI EM Global Diversified Index returned 4.13%, comprising 2.74% from interest rates and 1.39% from currency appreciation versus the U.S. Dollar. Poland was the outperformer during the quarter, whereas South Africa was the only country to deliver negative returns.

JNL/Goldman Sachs Core Plus Bond Fund

Sector Weightings*:

U.S. Government Agency Mortgage-Backed Securities	34.2%
Financials	18.1
Non-U.S. Government Agency Asset-Backed Securities	9.6
Government Securities	7.8
Energy	4.5
Consumer Discretionary	3.2
Consumer Staples	2.1
Telecommunication Services	2.1
Materials	1.7
Utilities	0.8
Health Care	0.8
Information Technology	0.7
Industrials	0.6
Short Term Investments	13.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Goldman Sachs

Core Plus Bond Fund outperformed its benchmark by posting a return of 7.76% for Class A shares compared to 4.22% for the Barclays Capital U.S. Aggregate Bond Index.

Duration positioning, cross sector decisions and security selection strategies all contributed positively to excess returns and drove the Fund’s outperformance versus its benchmark during the 12 month period. The year started on a strong tone, but volatility picked up going into the summer, which dampened the “risk on” rally experienced in the first quarter. Though, this did not deter the positive momentum for long and spread product (non Treasury) rallied over the second half of the year, as central banks implemented policy to keep rates pegged to their lows. The Fund’s overweight positioning in investment grade corporate bonds, non agency and agency mortgages, and emerging market debt all benefited from general spread tightening as monetary policy incentivized investors to buy higher yielding assets. From an investment per-

spective, the external macro level factors combined with positive fundamentals in housing and credit helped sustain the outperformance throughout the latter half of the year. Additionally, individual issue selection enhanced relative performance over the period and was a contributor to excess returns.

Heading into 2013, we are relatively optimistic about the outlook for global growth, and in the U.S. in particular. U.S. growth has been stuck at about 2% for the last few years, but we think the economy could gain momentum in 2013. Fiscal policy will be a headwind for growth, even after the last minute deal to avoid most of the fiscal cliff. The U.S. still faces political risk, as the debt ceiling was not addressed in the fiscal cliff deal and will need to be raised in the next few months. However, we think the U.S. could benefit from two main sources of upside potential. First, the ongoing housing recovery appears very durable and improving home prices are beginning to feedthrough into economic activity. Second, we

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs Core Plus Bond Fund (continued)

think business investment could improve as political risk declines. The accommodative monetary policy environment should continue to drive a hunt for yield, which is supportive of risk assets. At the same time, we believe that stronger growth and the potential for a pickup in inflation expect-

ations will likely drive U.S. Treasury yields higher at the long end.

Derivatives are an integral part in the management of the mandate and therefore have contributed to performance over the period. Derivatives allow the Fund to manage interest rate, credit and currency risks more effectively by allowing the Fund both to hedge and to apply active investment views with greater versatility and to afford greater risk management precision.

JNL/Goldman Sachs Emerging Markets Debt Fund

Sector Weightings*:

Government Securities	45.2%
Financials	23.7
Energy	7.8
Industrials	3.4
Telecommunication Services	3.5
Utilities	2.7
Consumer Staples	1.8
Materials	1.4
Consumer Discretionary	0.5
Health Care	0.1
Short Term Investments	9.9

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Goldman Sachs Emerging Markets Debt Fund outperformed its blended benchmark by posting a return of 19.96% for Class A shares compared to the blended return of 16.42% for the 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index. The Fund out-

performed the JPMorgan GBI EM Global Diversified Index, which returned 16.76%, and the JPMorgan CEMBI Broad Diversified Index, which returned 15.01%.

Contributors to performance during the year included the Fund’s currency exposure to the Russian Ruble and country and security selection of Brazil and Mexico local rates. Detractors from performance included country and security selection of Poland local rates and currency exposure to the Hungarian Forint. Nigeria was added as the 15th country in the JPM GBI EM Global Diversified Index in October 2012.

We believe that emerging market currency undervaluation makes currency exposure via unhedged local debt look compelling over the long run. Our favored positions in local currencies are the Malaysian Ringgit, Mexican Peso and Russian Ruble. We remain cautious on central and eastern European currencies, which are vulnerable to Eurozone deleveraging.

The Fund held derivatives during the year and does not employ derivatives to gain leverage but to gain access to otherwise inaccessible markets or to be as tax efficient as possible. The use of derivatives allow the Fund to manage interest rate, credit and currency risks more effectively by allowing the Fund to both hedge and apply active investment views with greater versatility. They also afford greater risk management precision. Derivatives allow the Fund to efficiently access desired markets, hedge unwanted risks and generally manage the spectrum of portfolio risks. Currency forwards are employed to gain currency exposure or hedge non base currency exposures back to base currency. Interest rate swaps and total return swaps may be employed to hedge risk and/or gain exposure to illiquid or high transaction cost local markets. Credit linked notes are used to gain local market exposure to otherwise inaccessible cash markets. Derivatives are used by the Fund as they are the most liquid and cost effective means of managing portfolio risk or gaining local market exposure as part of our security selection process.

JNL/Goldman Sachs Mid Cap Value Fund

Sector Weightings*:

Financials	27.5%
Information Technology	10.4
Consumer Discretionary	10.4
Utilities	9.9
Industrials	9.4
Energy	8.7
Health Care	7.5
Materials	6.1
Consumer Staples	5.2
Investment Companies	1.1
Short Term Investments	3.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Goldman Sachs Mid Cap Value Fund underperformed its benchmark by posting a return of 18.01% for Class A shares compared to 18.51% for the Russell Midcap Value Index.

For 2012, financials and telecommunication services were the two top contributing sectors to performance, whereas industrials and information technology were the two largest detractors from performance. Scripps Networks Interactive Inc. (“Scripps Networks”) and Constellation Brands, Inc. were the two top contributors to performance. Key Energy Services Inc. and Polycom, Inc. were the two largest detractors. During the period, the Fund initiated positions in Lam Research Corp. and Mylan, Inc. and eliminated positions in EQT Corp. and Scripps Networks.

After a strong 2012, we continue to see opportunities as we enter 2013 and remain constructive on U.S. equities. We recognize that fiscal policy may lead to a drag on economic growth and the recent steps taken by the Fed to provide additional monetary accommodation may not fully offset the impact. The political climate in the U.S., coupled with the lack of clarity around the outcome of fiscal negotiations, has contributed to an elevated feeling of uncertainty for both businesses and individuals. However, corporate balance sheets remain strong, which we believe provides companies the ability to generate shareholder value, even in a slower growth environment. U.S. equities remain inexpensive rela-

tive to both fixed income and history, and continued strength in the U.S. housing recovery should provide support to the economy and boost confidence among consumers. Additional potential catalysts could be investors reallocating to equities, multiple expansion, correlations trending down and increased merger and acquisition activity.

We maintain high conviction in the companies that the Fund owns and believe they have the potential to outperform relative to the broader market regardless of the growth environment. We continue to focus on undervalued companies in control of their own destiny, such as innovators in their industry or companies with financial flexibility that have been investing in their own businesses and are poised to gain market share. As we look ahead into 2013, we maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remain focused on the long term outperformance of the Fund.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs U.S. Equity Flex Fund

Sector Weightings*:

Information Technology	21.2%
Financials	14.7
Consumer Discretionary	14.1
Health Care	12.9
Consumer Staples	10.8
Energy	10.2
Industrials	7.9
Utilities	3.6
Materials	3.2
Telecommunication Services	0.3
Short Term Investments	1.1

Total Investments	100.0%

* Net Long and Short Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Goldman Sachs U.S. Equity Flex Fund outperformed its benchmark by posting a return of 19.59% for Class A shares compared to 16.00% for the S&P 500 Index.

The Fund’s strategy is to hold long positions in equity securities that the portfolio manager believes are more likely to outperform the S&P 500 Index and short positions is equity securities that the portfolio manager believes are likely to underperform the S&P 500 Index.

For 2012, industrials and telecommunication services were the two top contributing sectors to performance, whereas energy was the only sector to detract from performance. Sprint Nextel Corp. and Constellation Brands, Inc. were the two top contributors. Facebook Inc. and Devon Energy Corp. were the two largest detractors. During the period, the Fund initiated positions in Bank of America Corp. and DIRECTV and eliminated positions in PepsiCo Inc. and Honeywell International Inc.

After a strong 2012, we continue to see opportunities as we enter 2013 and remain constructive on U.S. equities. We recognize that fiscal policy may lead to a drag on economic growth and the recent steps taken by the Fed to provide additional monetary accommodation may not fully offset the impact. The political climate in the U.S., coupled with the lack of clarity around the outcome of fiscal negotiations, has contributed to an elevated feeling of uncertainty for both businesses and individuals. However, corporate balance sheets remain strong, which we believe provides companies the ability to generate shareholder value, even in a slower growth environment. U.S. equities remain inexpensive relative to both fixed income and history, and continued strength in the U.S. housing recovery should provide support to the economy and boost confidence among consumers. Additional potential catalysts could be investors reallocating to equities, multiple expansion, correlations trending down and increased merger and acquisition activity.

We maintain high conviction in the companies that the Fund owns and believe they have the potential to outperform relative to the broader market regardless of the growth environment. We continue to focus on undervalued companies in control of their own destiny, such as innovators in their industry or companies with financial flexibility that have been investing in their own businesses and are poised to gain market share. As we look ahead into 2013, we maintain our discipline in identifying companies with strong or improving balance sheets, led by quality management teams, trading at discounted valuations, and remain focused on the long term outperformance of the Fund.

JNL/Goldman Sachs Core Plus Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	7.76%
5 Year	5.93%
10 Year	6.41%

Average Annual Total Returns for Class B Shares
1 Year	7.97%
5 Year	6.16%
Since Inception	5.77%
(Inception date March 5, 2004)

Goldman Sachs Asset Management, L.P. assumed portfolio management responsibility on April 30, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Goldman Sachs Funds (continued) Goldman Sachs Asset Management, L.P.

JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	19.96%
Since Inception	11.40%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	20.28%
Since Inception	11.62%
(Inception date October 6, 2008)

JNL/Goldman Sachs Mid Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	18.01%
5 Year	3.07%
Since Inception	6.11%
(Inception date May 2, 2005)

Average Annual Total Returns for Class B Shares
1 Year	18.43%
5 Year	3.31%
Since Inception	6.35%
(Inception date May 2, 2005)

JNL/Goldman Sachs U.S. Equity Flex Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	19.59%
5 Year	-2.00%
Since Inception	-0.33%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	19.80%
5 Year	-1.79%
Since Inception	-0.11%
(Inception date January 16, 2007)

Goldman Sachs Asset Management, L.P. assumed portfolio management responsibility on October 11, 2010.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Invesco Funds Invesco Advisers, Inc.

Market Summary: The year 2012 began with improving economic data in the U.S. and a rally in equities that continued almost uninterrupted into the spring.

However, the ongoing Eurozone sovereign debt crisis intensified in April and May, dominating headlines and creating significant volatility in global equity markets. This negative news precipitated a slowdown in the U.S and global markets. In the U.S., economic data began to decelerate as manufacturing, employment, consumer spending and consumer confidence weakened over the summer. While corporate earnings remained solid until late in the year, financial markets were influenced negatively by this weakening economic data. Asian economies, which are mainly export driven, were similarly affected with sharp corrections mid year.

Markets rallied during the third quarter based on more accommodative policies from central banks. Fears about the fate of the Eurozone began to subside after the European Central Bank announced new measures to support member economies through potentially unlimited purchases of sovereign debt, among other measures. At the same time, continued risk aversion among investors and corporations, along with tepid employment growth, prompted the U.S. Federal Reserve to initiate a third round of quantitative easing and to promise to remain accommodative until the labor market outlook improved materially. China announced a surprise interest rate cut in July and the Bank of Japan announced an expansion and extension of its asset purchase plan in September, following the U.S. and European central banks’ monetary easing announcements.

Near year end, market psychology turned negative — first, due to uncertainty about the outcome of the presidential election, and then due to the apparent inability of the White House and Congress to reach an agreement on legislation averting the so called fiscal cliff — a variety of tax increases and spending cuts scheduled to take effect in January 2013.

Despite volatility for much of the year, major U.S. equity market indices delivered double digit gains, and all 10 sectors of the S&P 500 Index had positive returns.

Global equity markets were also quite volatile during the year. The year began with global equity markets performing strongly in the first quarter due to accommodative policy measures from central banks. Global markets cooled again at the end of the year due to the impending U.S. presidential election as well as the fiscal cliff, set to take effect at the end of the year. Worries over the European economy and a flare up in the Middle East also fueled concerns.

Global real estate equities benefitted from slow economic growth and investors’ search for yield during the year. In most markets across the globe, supply of new real estate remained limited and absolute vacancy levels remained well below historical high points, which has been positive for existing supply.

JNL/Invesco Global Real Estate Fund

Sector Weightings*:

Financials	93.6%
Short Term Investments	6.4

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Invesco Global Real Estate Fund slightly underperformed its benchmark by posting a return of 28.31% for Class A shares compared to 28.65% of the FTSE EPRA/NAREIT Developed Real Estate Index.

Top relative contributors to Fund performance included security selection in Canada, the UK and Japan. Conversely, security selection in the U.S. detracted from the Fund’s relative performance. Cash, although only a minor portion of Fund assets, also hurt relative performance given the rally in global real estate equities.

Top individual contributors during the year included large cap Japanese developer stocks

Mitsui Fudosan Co. Ltd. (“Mitsui Fudosan”) and Sumitomo Realty & Development Co. Ltd. (“Sumitomo”). Mitsui Fudosan is Japan’s largest real estate developer with projects around the world in virtually all sectors, including residential, retail, industrial, office and lodging. Sumitomo operates in four business segments, including property leasing and management, development and sales, construction and remodeling, and real estate brokerage.

Top individual detractors from the Fund’s performance included U.S. multifamily or apartment real estate investment trusts (“REITs”), UDR Inc. (“UDR”) and BRE Properties Inc. (“BRE Properties”). UDR has been repositioning its portfolio towards more supply constrained coastal markets and BRE Properties is focused on communities close to the West Coast. The apartment REIT sector lagged other sectors as a result of improvement in the single family housing market. We believed apartment REITs offered favorable forward cash flow growth and the potential for favorable results from growing development pipelines, thus providing fundamental support for both segments of U.S. housing.

At the end of 2012 and relative to the Fund’s benchmark, the Fund was modestly overweight in Hong Kong, France, Norway and Japan. Conversely, the Fund was underweight in the U.S., Switzerland, Canada, the Netherlands and Belgium. We generally maintained our bias toward companies with higher quality assets, supply constrained markets and flexible, generally less leveraged balance sheets with longer term debt maturities. We continued to maintain a well diversified portfolio across all property types and global economic regions, based on a combination of relative fundamentals and stock valuations.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

JNL/Invesco International Growth Fund

Sector Weightings*:

Consumer Discretionary	21.9%
Information Technology	12.3
Financials	10.4
Consumer Staples	10.1
Industrials	9.6
Health Care	9.1
Energy	8.6
Materials	4.7
Telecommunication Services	2.3
Utilities	0.9
Short Term Investments	10.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Invesco International Growth Fund underperformed its benchmark by posting a return of 15.76% for Class A shares compared to 16.86% for the MSCI EAFE Growth Index.

The Fund posted a solid return for the period but slightly underperformed its benchmark. From a sector perspective, the Fund posted positive returns in nine of the ten invested sectors. Strong stock selection within materials was the key driver to relative performance versus the benchmark. Overweight positions in consumer discretionary and information technology also contributed to relative performance.

From a geographic perspective, the Fund outperformed its benchmark across Europe, Asia and Africa/Mideast. Positive stock selection was the key driver of outperformance across these regions. At the country level, the Fund’s exposure in the UK was the leading contributor to relative performance versus the benchmark. Underweight positions in Australia, Spain and Japan helped contribute to relative results as well.

Conversely, the Fund’s modest cash position was the leading detractor from relative performance. An overweight position in the energy sector along with negative stock selection in the financial and telecommunication services sectors also hurt relative performance and were the key drivers to Fund underperformance from a sector perspective.

Geographically, the Fund’s Canadian exposure (a country not in the index) was the primary detractor from relative results at the country level. Underweight positions in France,

Switzerland and the Netherlands hurt relative performance as well.

At the close of the year, the largest overweight positions were in consumer discretionary, energy and information technology. The largest underweight positions were in consumer staples, materials and industrials. Geographically, the largest overweight positions were in the U.S., Canada and China. In contrast the largest underweight positions were in Japan, Switzerland and Australia. Sector and geographic positions are always a result of the team’s bottom-up fundamental analysis.

With market volatility likely to continue for some time, the portfolio managers intend to remain true to their bottom-up, long term investment philosophy – they will remain focused on identifying high quality companies that they believe offer good long term growth prospects at attractive valuations.

They continue to believe that for long term investors the resulting market volatility can often provide opportunities to buy high quality companies at attractive prices.

JNL/Invesco Large Cap Growth Fund

Sector Weightings*:

Information Technology	30.3%
Consumer Discretionary	20.4
Industrials	12.7
Health Care	11.6
Financials	8.3
Energy	5.9
Telecommunication Services	2.1
Materials	2.0
Consumer Staples	1.6
Short Term Investments	5.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Invesco Large Cap Growth Fund underperformed its benchmark by posting a return of 12.49% for Class A shares compared to 15.26% for the Russell 1000 Growth Index.

The Fund underperformed by the widest margin in energy driven by stock selection. The largest detractor was Weatherford International Ltd., an oil field services firm with a strong position in artificial lift, which enables hydraulic fracturing “fracking”, wells to produce more oil after their initial output falls off. The stock was pressured down during the year due to issues filing audited financial reports and the uncertain macroeconomic environment. National Oilwell Varco Inc. and Occidental Petroleum Corp. were also detractors in the sector.

The Fund also underperformed the index in health care. The largest detractor was Allscripts-Misys Healthcare Solutions Inc. (“Allscripts”), which provides clinical, financial, connectivity and information solutions to hospitals and physicians. Allscripts announced dramatically lower business fundamentals and earnings during the period and a power struggle in the boardroom led to the departure of a number of board members. Surrounding these events, the stock price was hit dramatically. The position was sold from the Fund during the period.

Given the market and benchmark index’s strong performance during the year, the Fund’s modest cash position detracted from relative performance. Certain stocks in materials and information technology led the Fund to underperform the index in those sectors as well.

In contrast, the Fund outperformed the benchmark in a number of sectors, including telecommunication services, consumer discretionary, financials, consumer staples and industrials. In telecommunication services strong stock selection led to outperformance. The largest contributor in this sector was Sprint Nextel Corp. which was up strongly during the year as management executed several innovative business strategies well.

Likewise, the Fund outperformed in consumer discretionary based on stock selection including Amazon.com Inc. and Italian fashion company, Prada SpA. The Fund also benefitted from several satellite and cable providers who were rewarded by investors for their consistent recurring revenues during a very uncertain economic period. Comcast Corp., Directv Holdings LLC. and Dish Network Corp. were all solid contributors in consumer discretionary.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

JNL/Invesco Small Cap Growth Fund

Sector Weightings*:

Information Technology	23.1%
Consumer Discretionary	17.5
Health Care	16.3
Industrials	13.3
Financials	8.2
Energy	6.0
Materials	3.7
Consumer Staples	2.2
Telecommunication Services	1.3
Utilities	0.8
Short Term Investments	7.6

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Invesco Small Cap Growth Fund outperformed its benchmark by posting a return of 17.68% for Class A shares compared to 14.59% for the Russell 2000 Growth Index.

The Fund had strong positive returns and outperformed the index due to solid stock selection especially in consumer discretionary, industrials, information technology and tele-

communication services. Performance in health care, consumer staples and financials was below the index.

The Fund outperformed by the widest margin in consumer discretionary due primarily to stock selection, however consumer overall was strong and the Fund’s modest overweight allocation was also beneficial. As the housing market bottomed and a recovery materialized, homebuilder Ryland Group Inc. appreciated by more than 100% and benefitted performance. Other strong contributors in this sector included TRW Automotive Holdings Corp. and DSW Inc.

Information technology was another significant positive sector for the Fund. SolarWinds Inc. is a provider of affordable information technology management software which continues to benefit from increased revenue brought about by its innovative web based delivery model and showed resilient growth through recent macroeconomic disruptions. Another contributor was Cymer Inc. (“Cymer”). A leading producer of lasers for semiconductor manufacturing, Cymer’s stock was up strongly when they agreed in principle to be acquired for a substantial premium, although the stock was still a holding at the end of the year.

The Fund underperformed the index in health care due both to stock selection and an underweight position in this relatively strong market sector. One significant detractor was NuVasive Inc. which offers leading technology in neuromonitoring systems and minimally invasive lateral surgeries. The company pre-announced that they would miss their third quarter earnings guidance and the market dramatically punished the stock despite the apparent short term nature of their issues. Health care systems software company, Quality Systems Inc. and Salix Pharmaceuticals Ltd. also detracted from performance during the year.

Throughout the year, the Fund maintained a “barbell” positioning that provided exposure to cyclical growth opportunities as well as more defensive areas of the market. Changes were modest within this framework, however, the most significant changes included reductions in information technology and health care. Exposure to industrials was increased.

JNL/Invesco Global Real Estate Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	28.31%
5 Year	3.72%
Since Inception	6.57%
(Inception date May 2, 2005)

Average Annual Total Returns for Class B Shares
1 Year	28.58%
5 Year	3.93%
Since Inception	6.78%
(Inception date May 2, 2005)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Invesco Funds (continued) Invesco Advisers, Inc.

JNL/Invesco International Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.76%
5 Year	-0.41%
10 Year	8.11%

Average Annual Total Returns for Class B Shares
1 Year	15.95%
5 Year	0.16%
Since Inception	6.01%
(Inception date March 5, 2004)

Invesco Advisers, Inc. assumed portfolio management responsibility on December 3, 2007.

JNL/Invesco Large Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	12.49%
5 Year	-0.92%
10 Year	6.22%

Average Annual Total Returns for Class B Shares
1 Year	12.73%
5 Year	-0.71%
Since Inception	3.74%
(Inception date March 5, 2004)

JNL/Invesco Small Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.68%
5 Year	3.54%
10 Year	9.30%

Average Annual Total Returns for Class B Shares
1 Year	17.97%
5 Year	3.76%
Since Inception	6.28%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Ivy Fund Ivy Investment Management Company

Market Summary: U.S economic growth was slow in 2012 but found some strength late in the year in consumer durables like housing and autos. Fiscal policy and election uncertainties weighed on corporate investment and hiring. While ultimate solutions to budget cuts and the debt ceiling remain unclear. Europe’s sovereign debt and banking crisis persisted during the year as leaders continued to propose new ways to address the prob-

lems. Europe remained in recession, but conditions may have been reaching a bottom by year end. China’s economy slowed slightly during the year but continued a strong pace of growth. China also completed its once a decade leadership transition late in the year that will bring a new president in March 2013.

JNL/Ivy Asset Strategy Fund

Sector Weightings*:

Consumer Discretionary	38.5%
Information Technology	13.8
Financials	10.6
Precious Metals	9.8
Energy	9.5
Health Care	5.5
Industrials	3.0
Consumer Staples	2.0
Purchased Options	0.4
Materials	0.1
Short Term Investments	6.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Ivy Asset

Strategy Fund outperformed its benchmark by posting 17.26% for Class A shares compared to 16.00% for the S&P 500 Index.

Entering 2012, the Fund had a heavy allocation to equities and the managers kept that exposure throughout the year. That positioning along with sound security selection contributed to outperformance for the year versus the benchmark. Equities are more attractive relative to other choices from a valuation standpoint, including fixed income and sovereign debt issues. The managers do expect periods of market volatility in the coming year, driven by macro events, and will remain alert to any impact on valuations as the year progresses. The managers do not target sector weightings, but the investment process led to a substantial overweight in consumer discre-

tionary stocks versus the benchmark, which also was a contributor. The managers continued a focus on businesses benefiting from Asia’s expanding middle class, such as auto manufacturers, luxury goods makers and gaming operators. At year end, the Fund’s largest positions during the year provided the bulk of its outperformance versus the benchmark. The portfolio maintained a 10 to 15% weight in gold during the year, which contributed to overall return but was a drag on performance from a relative standpoint. At various times during the year, the managers used a small amount of equity hedging, primarily through investment in written options, which detracted slightly from performance.

JNL/Ivy Asset Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.26%
Since Inception	6.82%
(Inception date September 28, 2009)

Average Annual Total Returns for Class B Shares
1 Year	17.36%
Since Inception	7.00%
(Inception date September 28, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Fund of Funds Jackson National Asset Management, LLC

JNL/Franklin Templeton Founding Strategy Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Franklin Templeton Founding Strategy Fund slightly underperformed one of its benchmark by posting a return of 15.96% for Class A shares compared to 16.00% for the S&P 500 Index and outperformed its other benchmarks, the MSCI World Index, which returned 15.83%, and the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%.

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the following underlying funds: JNL/Franklin Templeton Income Fund – its investment objective is to maximize income while maintaining prospects for capital appreciation; JNL/Franklin Templeton Global Growth Fund – its

investment objective is long term capital growth; and JNL/Franklin Templeton Mutual Shares Fund – its investment objective is capital appreciation which may occasionally be short term and secondarily, income.

The performance of the underlying funds contributed proportionally to the performance of the Fund based on their relative weights. For the year ended December 31, 2012, JNL/Franklin Templeton Income Fund returned 12.20%, JNL/Franklin Templeton Global Growth Fund returned 22.06% and JNL/Franklin Templeton Mutual Shares Fund returned 13.66%. The Schedules of Investments and Financial Statements for the underlying funds are included in this report.

JNL/Mellon Capital Management 10 x 10 Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management 10 x 10 Fund underperformed its benchmark by posting a return of 15.96% for Class A shares compared to 16.42% for the Russell 3000 Index.

The investment objective of the Fund is capital appreciation and income. The Fund seeks to achieve its objective by investing in approximate allocations in the following underlying funds: 50% JNL/Mellon Capital Management JNL 5 Fund – its investment objective is total return through capital appreciation and dividend income; 10% JNL/Mellon Capital Management S&P 500 Index Fund – its investment objective is to match the performance of the S&P 500 Index to provide long term capital growth; 10% JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund – its investment objective is to match the performance of the S&P400 Mid Cap Index to provide long term capital growth by investing in equity securities of medium capitalization weighted domestic companies; 10% JNL/Mellon Capital Management Small Cap Index Fund – its investment objective is to match the performance of the Russell 2000 Index; 10% JNL/Mellon Capital Man-

agement International Index Fund – its investment objective is to match the performance of the MSCI EAFE Index; and 10% JNL/Mellon Capital Management Bond Index Fund – its investment objective is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.

The performance of the underlying funds contributed proportionally to the performance of the Fund based on their relative weights. For the year ended December 31, 2012, JNL/Mellon Capital Management JNL 5 Fund and JNL/Mellon Capital Management International Index Fund contributed most to the Fund’s performance with returns of 18.04% and 18.02%, respectively. JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund returned 17.24%, JNL/Mellon Capital Management Small Cap Index Fund returned 15.89% and JNL/Mellon Capital Management S&P 500 Index Fund returned 15.37%. JNL/Mellon Capital Management Bond Index Fund contributed the least to the Fund’s performance with a return of 3.61%. The Schedules of Investments and Financial Statements for the underlying funds are included in this report.

JNL/Mellon Capital Management Index 5 Fund

Portfolio Manager Commentary: For the year ended December 31, 2011, JNL/Mellon Capital Management Index 5 Fund underperformed its benchmark by posting a return of 13.96% for Class A shares compared to 16.42% for the Russell 3000 Index. The investment objective of the Fund is capital appreciation.

The Fund seeks to achieve its objective by investing in approximately equal allocations in the following underlying funds: JNL/Mellon Capital Management S&P 500 Index Fund – its investment objective is to match the performance of the S&P 500 Index to provide long term capital growth; JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund – its investment objective is to match the performance of the S&P400 Mid Cap Index to provide long term capital growth by investing in equity securities of medium capitalization weighted domestic companies; JNL/Mellon Capital Management Small Cap Index Fund – its investment objective is to match the performance of the Russell 2000 Index; JNL/Mellon Capital Management

International Index Fund – its investment objective is to match the performance of the MSCI EAFE Index; and JNL/Mellon Capital Management Bond Index Fund – its investment objective is to match the performance of the Barclays Capital U.S. Aggregate Bond Index.

The performance of the underlying funds contributed proportionally to the performance of the Fund based on their relative weights. For the year ended December 31, 2012, JNL/Mellon Capital Management International Index Fund contributed most to the Fund’s performance with a return of 18.02%. JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund returned 17.24%, JNL/Mellon Capital Management Small Cap Index Fund returned 15.89% and JNL/Mellon Capital Management S&P 500 Index Fund returned 15.37%. JNL/Mellon Capital Management Bond Index Fund contributed the least to the Fund’s performance with a return of 3.61%. The Schedules of Investments and Financial Statements for the underlying funds are included in this report.

JNL/S&P 4 Fund

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/S&P 4 Fund outperformed its benchmark by posting a return of 16.23% for Class A shares compared to 16.00% for the S&P 500 Index.

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing approximately equal allocations in the following underlying funds: JNL/S&P Competitive Advantage Fund – its investment objective is capital appreciation; JNL/S&P Dividend Income & Growth Fund – its investment objective is capital appreciation with a secondary focus on current income; JNL/S&P Intrinsic Value Fund – its investment objective is capital appreciation; and JNL/S&P Total Yield Fund – its investment objective is capital appreciation.

The performance of the underlying funds contributed proportionately to the performance of the Fund based on their relative weights. For the year ended December 31, 2012, JNL/S&P Total Yield Fund contributed most to the Fund’s performance with a return of 21.83%, as a result of superior performance from telecommunication, information technology and financial stocks. JNL/S&P Competitive Advantage Fund returned 16.63%, JNL/S&P Intrinsic Value Fund returned 14.11% and JNL/S&P Dividend Income & Growth Fund returned 12.81%. The Schedules of Investments and Financial Statements for the underlying funds are included in this report.

Fund of Funds (continued) Jackson National Asset Management, LLC

JNL/Franklin Templeton Founding Strategy Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.96%
5 Year	0.97%
Since Inception	0.96%
(Inception date January 16, 2007)

JNL/Mellon Capital Management 10 x 10 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.96%
5 Year	0.98%
Since Inception	0.72%
(Inception date April 30, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Fund of Funds (continued) Jackson National Asset Management, LLC

JNL/Mellon Capital Management Index 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.96%
5 Year	2.55%
Since Inception	2.24%
(Inception date April 30, 2007)

JNL/S&P 4 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	16.23%
5 Year	6.32%
Since Inception	6.07%
(Inception date December 03, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL JPMorgan Funds J.P. Morgan Investment Management, Inc.

Market Summary: U.S equity markets were mixed for the fourth quarter as the optimism brought about by European Central Bank (“ECB”) policy measures to combat elevated sovereign bond yields gave way to uncertainty over growth in U.S. corporate profits and Washington’s ability to avert the upcoming fiscal cliff. While third quarter earnings results for the most part exceeded investor expectations, a far greater number of companies fell short of revenue estimates than in previous quarters. Disappointing revenue results weighed most heavily on investor sentiment, as without increasing revenues, earnings growth comes more into question. A common theme from companies was that activity moderated not from the European crisis earlier in the summer, but from the uncertainty around the U.S. presidential and congressional elections and oft mentioned fiscal cliff. Fiscal cliff negotiations between re-elected President Barack Obama and Republican House Speaker John Boehner, and their respective parties, led to market volatility as negotiations moved between optimism and gridlock. Stocks rallied on the final trading day of the year as it became apparent that a deal would come out of the Senate. On New Year’s Day, the Senate and the House of Representatives passed a bipartisan bill addressing most of the tax increases set to take effect.

In spite of a year with macro headwinds on multiple fronts, U.S. equity markets generated solid returns in 2012. The S&P 500 Index rose 16.00%, slightly outpaced by the 16.35% return for the Russell 2000 Index.

2012 was a strong year for international equity markets. Despite lingering concerns about Europe, much regulatory uncertainty, slower growth in

China and political gridlock in the U.S., equities racked up double digit gains for the year as monetary authorities worldwide launched a series of initiatives designed to stimulate growth and the U.S. economy continued to show signs of improving. In Europe, the European Central Bank committed to doing whatever it took to preserve the Euro, cutting rates and introducing new programs designed to aid struggling Eurozone members. In the U.S., the U.S. Federal Reserve (“Fed”) continued to ease even as the housing market showed clear signs of recovery and the employment picture continued to improve (although gradually). Chinese policymakers reversed gears, adopting a more pro growth stance and, by year end, data suggested that the world’s second largest economy was once again picking up. In Japan, monetary authorities at the Bank of Japan embarked on a major asset purchase program and a new pro growth government came into power late in the year.

U.S. fixed income risk assets witnessed one of their strongest starts of the year in over a decade. However the risk on trade was reversed in the second quarter, but recovered as conditions continued to improve in the second half of the year thanks to support of central banks globally, easing both in developed and emerging markings. In the U.S., the Fed delivered extraordinary stimulus by extending Operation Twist and initiating another round of quantitative easing (“QE3”) with mortgage-backed securities (“MBS”) purchases, and it stands to do even more until economic conditions improve. The spread between the two and ten year Treasures finished the year at 1.51%, down 13 basis points (“bps”) from the end of 2011.

JNL/JPMorgan International Value Fund

Sector Weightings*:

Financials	31.8%
Consumer Discretionary	11.1
Industrials	10.2
Energy	9.1
Materials	7.9
Information Technology	7.0
Health Care	6.9
Telecommunication Services	4.9
Consumer Staples	4.1
Utilities	2.9
Short Term Investments	4.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/JPMorgan International Value Fund underperformed its benchmark by posting a return of 17.16% for Class A shares compared to 17.69% for the MSCI EAFE Value Index.

Asset allocation in banks and finance, technol- ogy hardware and property was the main driver of underperformance. Stock selection in capital market banks and industrial cyclicals also lagged the benchmark, but was offset by stock selection in technology semiconductor, health care and telecommunication services. Regionally, stock selection in Japan and the UK hurt performance as did an underweight in the Pacific Rim. The emerging markets and stock selection in Continental Europe helped reverse some of the negative returns.

From a stock perspective, Canon Inc. (“Canon”), the Japanese imaging company, was a poor performer. The strength of the Japanese Yen and a slump in demand for laser printers prompted the company to lower its full year forecasts. The vast majority of Canon’s sales are generated overseas. Consequently, the strong Yen and sluggish demand in Europe and the U.S. were significant headwinds for the company. The recent geopolitical tensions between Japan and China further exacerbated the situation. In an effort to compensate, management has accelerated its cost cutting efforts, while expanding sales into faster growing emerging markets. Canon management expects operating profits to grow only modestly this year, down from previous projections. Although there are short term issues, such as currency movements and weak cyclical demand, the company continues to hold strong market positions in the office equipment and camera markets.

On the upside, Samsung Electronics Co. Ltd. (“Samsung”), the South Korean semi conductor manufacturer, contributed to performance. The company recently reported a record quarterly profit as strong sales of high end televisions and Galaxy smartphones more than offset reduced orders for chips and screens from Apple Inc., its main rival and leading customer. The company continues to strengthen its product lineup, following the launch of several new products, including its latest phone tablet, the Galaxy Note. We believe that Samsung remains a key beneficiary of global smartphone demand and the shares remain attractively valued.

JNL/JPMorgan MidCap Growth Fund

Sector Weightings*:

Information Technology	20.7%
Consumer Discretionary	19.2
Industrials	16.5
Health Care	14.0
Financials	8.2
Materials	5.9
Energy	4.8
Consumer Staples	2.6

Short Term Investments	8.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/JPMorgan MidCap Growth Fund outperformed its benchmark by posting a return of 16.24% for Class A shares compared to 15.81% for the Russell Midcap® Growth Index.

During the year, performance was fairly choppy as the Fund meaningfully outperformed in the first quarter, only to have those gains quickly erased during the following quarter. The second half of the year followed a similar, although more benign, pattern. Heading into the year, the Fund maintained exposure to “pure” growth businesses that possessed internal drivers, and cyclical companies in economically sensitive segments of the market that were emerging from depressed

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management, Inc.

levels. The cyclical component of the Fund was responsible for much of the outperformance in the first quarter, but it drove underperformance in the second quarter. After a third quarter rally, mid cap growth stocks cooled in the fourth quarter, with the Russell Midcap Growth Index returning 1.69%. The Fund underperformed the index for the fourth quarter, returning 1.01%. Performance was challenged, in part, by the market environment. Companies with high growth characteristics underperformed the broader market during the quarter, which was a headwind for the Fund’s style. Stock selection was the main driver of rela-

tive underperformance, particularly in technology and consumer staples. Stock selection in healthcare and financial services aided results, though not enough to offset weakness elsewhere. For the full year, stock selection within consumer discretionary and financial services contributed most to performance. This was partially offset by weakness in consumer staples and technology.

Year over year, cyclical exposure came down on the margin. The Fund’s producer durables weighting came down after eliminating names, such as W.W. Grainger Inc., BorgWarner Inc. and Cummins Inc. On the flip side, the Fund reduced underweights in materials and processing with new purchases, such as PPG Industries Inc. and W.R. Grace & Co., and additions to existing holdings, like Sherwin-Williams Co. The Fund sold some technology stocks where conviction began to wane, such as TE Connectivity Ltd., NetApp Inc. and VeriFone Holding, Inc. Lastly, the Fund remains underweight in the consumer sectors (discretionary and staples) as we have found limited attractive investment opportunities in these names.

JNL/JPMorgan U.S. Government & Quality Bond Fund

Sector Weightings*:

U.S. Government Agency Mortgage-Backed Securities	49.1%
Government Securities	38.4
Non-U.S. Government Agency Asset-Backed Securities	3.5
Financials	1.5
Information Technology	0.2
Utilities	0.1
Energy	0.1
Industrials	0.1
Consumer Staples	0.1
Telecommunication Services	0.1
Short Term Investments	6.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed its benchmark by posting a return of 3.64% for Class A shares compared to 2.02% for the Barclays Capital U.S. Government Bond Index.

Performance of spread sectors was robust over the 12 months, thanks to accommodative central bank policy and improving economic conditions. Despite a leveling off in fundamentals during the second half of the year, extremely strong technicals led to the corporate sector to become the best performing sector on the year, outpacing comparable duration Treasuries by 734 bps. In addition to credit, the Fund’s allocation in commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) was additive to performance during the year. Security selection drove performance in the agency MBS portion of the Fund, while the Fund’s allocation in non agency MBS was also a contributor, as the U.S. housing outlook slowly improved and the market technical’s remained positive for the sector. The Fund’s underweight to agencies was a slight detractor from performance on the year; as the agency sector outperformed mortgages in the index on a duration neutral basis. The Fund’s duration relative to the index was a detractor, as interest rates declined across large segments of the curve.

The Fund’s overweight to spread sectors contributed to performance over the year, as treasuries became the worst performing sector. As noted previously, security selection within agency and non agency MBS contributed to returns, while the Fund’s underweight to agencies was a slight detractor. Also, the Fund’s duration posture relative to the index was a detractor to performance. Sector weightings for the Fund remained fairly in line with their positioning at the end of 2011.

At year end, a little over half of the Fund was invested in residential mortgages. Just less than 30% of the Fund was invested in Treasury securities, with a small portion of this allocation to Treasury inflation protected securities (“TIPS”). The Fund had a little over 4% in money markets. The remainder of the Fund was invested in ABS, CMBS, agency debt securities and credit.

JNL/JPMorgan International Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.16%
5 Year	-4.52%
10 year	9.04%

Average Annual Total Returns for Class B Shares
1 Year	17.42%
5 Year	-4.34%
Since Inception	5.65%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL JPMorgan Funds (continued) J.P. Morgan Investment Management, Inc.

JNL/JPMorgan MidCap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	16.24%
5 Year	1.76%
10 year	8.41%

Average Annual Total Returns for Class B Shares
1 Year	16.49%
5 Year	1.80%
Since Inception	5.37%
(Inception date March 5, 2004)

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on December 3, 2007.

JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	3.64%
5 Year	6.18%
10 year	4.78%

Average Annual Total Returns for Class B Shares
1 Year	3.83%
5 Year	6.40%
Since Inception	5.21%
(Inception date March 5, 2004)

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on April 30, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Lazard Funds Lazard Asset Management LLC

Market Summary: The Russell Midcap Index rose during the first quarter of 2012 as the market rallied due to heightened global growth prospects, continued loose monetary policy and positive developments in the European debt crisis. In the second quarter, the index declined, primarily due to concerns about Europe, particularly the prospect that Greece would exit the Eurozone and cause subsequent contagion in the financial markets. Investors were also disappointed as U.S. employment and economic indicators were lower than expected. During the third quarter, the index gained as investors were encouraged by a relatively strong earnings season and improving house prices. The U.S. Federal Reserve announced another round of quantitative easing and the European Central Bank declared it would begin purchasing sovereign debt in the secondary market alongside the European Stability Mechanism for countries which agreed to certain conditions, both of which buoyed markets. While the market was volatile during the fourth quarter due to the presidential election and worries about the impending fiscal cliff, there were bright spots over the period. Housing continued to strengthen and third quarter gross domestic product (“GDP”) growth was revised to 3.1%.

Emerging markets gained relatively strongly, rising by more than 18.22% in total for 2012, as measured by the MSCI Emerging Markets Index. Returns were positive across all regions, as Asian shares performed marginally worse than equities in the eastern European, Middle Eastern and African (“EMEA”) region. Although still positive, performance in Latin America was held back by its substantial materials and energy exposure and sensitivity.

With the exception of Argentina, which is not an index constituent, other Latin American markets recorded positive returns. Brazilian equities finished flat, restrained by poor share performance from oil and gas companies and some materials exporters, as well as by the effects of periodic anti corporate rhetoric from President Dilma Rousseff. Elsewhere in the region, countries such as Colombia and Peru had excellent performance, where stable economic conditions were accompanied by sensible economic policies. Mexican equities also recorded a strong year, reinforced by the election of President Enrique Peña Nieto. Despite the Argentinean government’s partial expropriation of Yacimientos Petrolíferos Fiscales (“YPF”), the recent announcement of higher gas tariffs in the country, as well as a possible exploration and production agreement, helped the company’s share price recover some of its decline.

Almost all Asian emerging markets performed positively over the year. China and the Philippines were among the best performers, aided by improving economic conditions. In China, concerns about economic growth persisted following its official guidance of 7.5% economic growth in the first half of the year until some encouraging Purchasing Managers’ Index (“PMI”) readings appeared to change the sentiment. The autumn unveiling of the Chinese Communist Party’s new Politburo standing committee appeared to reinvigorate the country’s economic direction. The Philippine economy has also endured a long recovery period, but the government’s anti corruption efforts have not gone unnoticed. Despite a persistently divided political environment, Thai shares were aided by signs of greater economic activity and rose significantly. The broad strength of semiconductor company stocks had a positive effect on such companies in South Korea and Taiwan. Despite beginning the year at relatively expensive valuations, Indian equities continued to generate decent rates of return, helped by the Reserve Bank’s accommodative monetary policy. One market which had been impressive more recently, Indonesia, generated muted returns during the year, to some degree due to its vulnerability to higher inflation.

Markets in the EMEA region exhibited strong performance during 2012. Despite the European sovereign debt crises and austerity programs, shares in the Czech Republic and Hungary finished higher. Poland’s resilient economy recorded a market rise of almost 40%. Elsewhere, following President Mohammed Morsi’s election as Egypt’s first democratically elected head of state, and although he decided to grant himself broader presidential powers before a constitutional vote, Egyptian shares also rose considerably during the year. Russian equities were generally supported by reasonable crude oil prices and corporations commenting publicly concerning better capital management and corporate governance. Finally, Turkish equities were the best performers of any country, aided by low valuations, strong corporate profits and a lesser need for unorthodox monetary policy.

In terms of sector returns, health care, financials, information technology and consumer staples performed relatively well. Energy, materials, utilities and the telecommunications services underperformed the index.

JNL/Lazard Emerging Markets Fund

Sector Weightings*:

Financials	26.5%
Information Technology	13.9
Telecommunication Services	12.4
Consumer Staples	11.8
Materials	8.6
Industrials	8.6
Energy	7.6
Consumer Discretionary	7.2
Health Care	0.2
Short Term Investments	3.2

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Lazard Emerging Markets Fund outperformed its benchmark by posting a return of 22.21% for Class A shares compared to 18.22% for the MSCI Emerging Markets Index.

Turkiye Is Bankasi SA, a Turkish bank, helped the Fund as it bounced back from prior weakness amid reduced concerns over a potential investigation by the market regulator into claims of influence by the opposition party on company policies and as a result of positive economic data in Turkey. In addition, shares of Cielo SA (“Cielo”), a Brazilian credit card processing company, improved due to better than expected fourth quarter results, as well as a tender offer to the minority shareholders of Cielo’s competitor, Redecard SA, by Itau Unibanco Holding SA. Samsung Electronics Co. Ltd., a South Korean manufacturer of electronics equipment, outperformed based on continued strong sales of its Galaxy smartphones. Shoprite Holdings Ltd., a South African operator of supermarkets, benefited from strong execution in a buoyant domestic retail market and from market optimism regarding its growth strategy for the rest of Africa. Taiwan Semiconductor Manufacturing Ltd., a producer of integrated circuits, performed well amid increased speculation that it would secure Apple A7 chip orders in 2014. Also helping performance was stock selection in telecommunication services and consumer staples and in Brazil and South Africa.

Stock selection in energy and in India hurt performance. Furthermore, shares of YPF, an Argentine energy company, weakened after the government announced plans to expropriate a majority of the company from its primary owner, Repsol SA. HTC Corp., Taiwan’s leading smartphone manufacturer performed poorly due to disappointing results. Companhia Siderurgica Nacional (“CSN”), a Brazilian steel manufacturer, declined as a result of slowing demand for its products. Shares of United Tractors Tbk PT, an Indonesian distributor of heavy construction equipment and provider of mining contract services, retreated as heavy equipment sales declined and based on expectations that coal companies would reduce capital spending as a result of falling coal prices. NetEase.com, a Chinese online gaming and internet provider, was pressured by concerns that the Chinese gaming market is slowing.

We remain bullish on the outlook for emerging market equities over the short, medium and long term. We believe that, barring a global crisis, opportunities in these markets are currently very attractive.

JNL Lazard Funds (continued) Lazard Asset Management LLC

JNL/Lazard Mid Cap Equity Fund

Sector Weightings*:

Information Technology	21.4%
Consumer Discretionary	16.7
Financials	14.6
Industrials	14.3
Health Care	13.5
Energy	7.2
Consumer Staples	5.8
Materials	3.0
Short Term Investments	3.5

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Lazard Mid Cap Equity Fund underperformed its benchmark by posting a return of 7.74% for Class A shares compared to 17.28% for the Russell MidCap® Index.

Stock selection in energy contributed to performance. Shares of Marathon Petroleum Corp. rose after the company reported robust earnings, primarily due to retail fuel and merchandise margins as well as corporate expense. The company also completed a significant portion of a $2 billion share repurchase program. Stock selection and an underweight position in the industrials sector also helped returns. Shares of private correctional facilities operator Corrections Corp. of America rose as the company announced the initiation of a quarterly cash dividend of $0.20 per share beginning in June of 2012. The stock also appreciated on speculation that it would be converted into a real estate investment trust (“REIT”). Shares of Thomas & Betts Corp. rose after the company was offered a buyout from a competitor.

In contrast, stock selection in information technology detracted from performance. Shares of chipmaker Marvell Technology Group Ltd. declined after the company posted weak results due to a softening personal computer and hard disk drive market. Shares of NetApp Inc., a storage and data management solution provider, declined after the company reported guidance which was lower than expected due to the macroeconomic environment. Given the likelihood of revenue growth and margin expansion we see upside in the security from current levels. Stock selection in consumer discretionary also hurt returns. Shares of casino game manufacturer International Game Technology declined after reporting results that disappointed the market. The expectation shortfall was driven by a significant decline in new units due to a lack of casino openings, and lower margins in the company’s game operations business due to lower interest rates.

To the extent the U.S. successfully addresses its fiscal challenges, we believe there is substantial upside for U.S. equities. We remain confident that, over time, political leaders in Washington will make decisions that will place the U.S. on a more sustainable fiscal trajectory than at present. However, it is critical that decisions are made to remove the fiscal uncertainty from the economic horizon. By agreeing on a substantial package for deficit reduction, the government will also provide increased room for flexibility to address risk factors that might arise in the future even if the package does not represent a complete fiscal solution. We will continue to monitor the progress on deficits with hopes of a resolution. In the interim, we continue to focus on identifying companies with solid balance sheets that can generate strong organic cash flow growth for shareholders and that have the operational flexibility to deal with any fiscal scenario.

JNL/Lazard Emerging Markets Fund (Class A)

Average Annual Total Returns* for Class A Shares
1 Year	22.21%
5 Year	1.00%
Since Inception	6.51%
(Inception date May 1, 2006)

Average Annual Total Returns* for Class B Shares
1 Year	22.46%
5 Year	1.20%
Since Inception	6.72%
(Inception date May 1, 2006)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL Lazard Funds (continued) Lazard Asset Management LLC

JNL/Lazard Mid Cap Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	7.74%
5 Year	1.29%
10 Year	7.60%

Average Annual Total Returns for Class B Shares
1 Year	7.89%
5 Year	1.37%
Since Inception	4.74%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL M&G Funds M&G Investment Management Limited

Market Summary: Following a turbulent year for global equity markets, 2012 ended positively amid strengthening economic data from the world’s largest economies and supportive policy action from governments and central banks. Moves to stimulate growth in the U.S., China and Japan, alongside meaningful European efforts to deal with the region’s crippling debt issues, helped to enliven investors, with confidence and risk tolerance improving particularly as we moved through the final quarter.

2012 started well, riding the elated mood generated by the European Central Bank’s (“ECB”) massive injection of cash into the region’s banking sector in the form of the Longer Term Refinancing Operation (“LTRO”), which provided a much needed boost to liquidity. This positive environment was further buoyed by better than expected economic data reported in the U.S. and Germany, and a series of successful Eurozone sovereign bond auctions. As a result, investors were tempted back into risk assets and more cyclical sectors, including financials, technology and basic materials. Mining shares, which are highly correlated to the pace of economic activity, were among the top movers until February, but then suffered in March on the back of weaker economic news out of China.

Markets then suffered in the second quarter, as the ebullient sentiment witnessed in the first quarter evaporated, and investors were once again gripped by bouts of extreme risk aversion. Renewed uncertainty over the

Euro’s future and the impact of Europe’s recession on global growth weighed heavily on markets. Weaker than expected economic data from China and the relatively modest pace of recovery in the U.S. also took their toll on investor confidence.

This was followed by rising, yet turbulent, markets through the third quarter, as investor sentiment was boosted by European policy moves and central bank interventions as the primary drivers of improvement. The ECB’s president Mario Draghi declared he would do “whatever it takes” to safeguard the future of the Euro, the U.S. Federal Reserve launched its third tranche of quantitative easing, the Japanese government initiated its own aggressive stimulus program, while China announced a huge infrastructure spending plan to boost sluggish growth, all of which lent to the increasingly optimistic atmosphere.

The U.S. fiscal cliff dominated markets as we finished out the year. While failure to reach a decision over the combination of tax hikes and spending cuts due in the new year caused markets to slip in the final days of 2012, confidence remained relatively resilient. For the year as a whole, consumer goods and consumer services, as well as industrials, performed strongly, while basic materials, in particular mining stocks, as well as the oil and gas posted the worst performance.

JNL/M&G Global Basics Fund

Sector Weightings*:

Materials	32.4%
Consumer Staples	25.7
Industrials	12.7
Health Care	7.3
Energy	6.1
Consumer Discretionary	5.3
Financials	4.4
Short Term Investments	6.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/M&G Global Basics Fund underperformed its benchmark by posting a return of 7.90% for Class A shares compared to 16.96% for the FTSE World Index.

Macroeconomic factors played a significant role in the Fund’s return during 2012. Industrial metals and mining stocks were out of favor, underperforming the broader equity market as a whole, reflecting unresolved concerns about the pace of economic growth in China, the Eurozone crisis, the looming U.S. fiscal cliff and other factors.

Australia was, geographically, the worst area for the Fund, with mineral sands producer Iluka

Resources Ltd., copper firm OZ Minerals Ltd. and coal & iron miner Aquila Resources Ltd. experiencing significant share price falls. The country allocation of the Fund is a direct result of the bottom-up stock selection process, and these companies, as with all holdings, are chosen for their potential to add value over a full market cycle.

Singapore listed property and beverage conglomerate Fraser & Neave Ltd. was the leading positive contributor in 2012. The stock appreciated significantly following a bid from Heineken NV for the company’s stake in Asia Pacific Breweries and has now left the Fund. The holdings in German flavors and fragrance developer Symrise AG and Irish ingredients innovator Kerry Group Plc also added value. The Fund manager has been tactically moving the focus of the Fund up the “economic curve of development”, towards food & agriculture, industrials and consumer goods – where he sees the greatest opportunities over the next five years. This included the purchase of U.S. listed industrial conglomerate United Technologies Corp. and Anglo-Dutch food and consumer goods maker Unilever Plc.

The Fund manager closed a number of positions over the year, notably the holdings in gold miners in which he lost conviction as capital discipline in the gold mining industry remains below what he considers an acceptable standard. These included Alacer Gold Corp., Centerra Gold Inc., Eldorado Gold Corp. and Newmont Mining Corp.

Moving into 2013, economic data remains mixed and investors are still worried about the prospects for global growth. Unresolved issues over the U.S. fiscal cliff are a current and tangible concern, while the government debt crisis in Europe rumbles on. Nonetheless, the Fund manager is cautiously optimistic in his outlook. He believes that global growth concerns are overstated, and continues to be encouraged by the fact that structural growth drivers, such as increasing consumer demand across Asia and Latin America, stay firmly in place. In his opinion, the transformation of developing countries into industrialized nations is a long term phenomenon and represents an exciting opportunity for those companies exposed to these markets and who are equipped with the right assets and business strategy.

JNL M&G Funds (continued) M&G Investment Management Limited

JNL/M&G Global Leaders Fund

Sector Weightings*:

Industrials	19.2%
Information Technology	15.6
Financials	14.6
Health Care	13.9
Consumer Discretionary	10.8
Energy	7.9
Consumer Staples	6.4
Materials	6.0
Telecommunication Services	2.8
Short Term Investments	2.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/M&G Global Leaders Fund underperformed both of its benchmarks by posting a return of 14.76% for Class A shares compared to 16.13% for the MSCI All Country World Index and 16.96% for the FTSE World Index.

Sentiment generally rose over the year, but investors continued to prefer higher quality, “safer” companies to stocks that they perceived to be riskier. As a result, the Fund’s focus on improving companies, often with more volatile earnings was disadvantageous for much of the year.

The Fund’s overweight position in Japan detracted from performance, whereas the overweight in the U.S. and within Europe, Germany in particular, added value. Meanwhile, the Fund’s underweight in financials hurt performance, but was offset by positions in other sectors, such as the underweight in utilities and overweight in consumer discretionary. Overall, stock selection detracted.

Online retailer eBay Inc. performed well for the Fund. It is expanding the range of retailers that are using its platform and its payment services business, PayPal, is growing strongly. Europe’s second largest airline, Deutsche Lufthansa AG, was another major contributor to performance. It is restructuring its business and its second and third quarter results demonstrated that profitability is improving. The U.S. housing market is showing signs of having turned a corner and a number of the Fund’s housing related stocks added value. These included, Fortune Brands Home & Security Inc., which manufactures doors, windows and kitchen cabinets, and home improvement retailer Lowe’s Cos. Inc.

A number of Japanese holdings hurt performance, including Nidec Corp., a manufacturer of precision motors used in hard disk drives, and audio and video equipment manufacturer Pioneer Corp. As well as a weak domestic economy, some Japanese exporters have struggled to cope with a strong Japanese Yen. Another area where performance suffered was energy. A softening oil price undermined exploration and production company Forest Oil Corp.’s (“Forest Oil”) ability to fund the development of its assets through its own cashflow, while shares in Spanish oil & gas company Repsol SA fell when the Argentinian government announced it was nationalizing petroleum fields company, Yacimientos Petrolíferos Fiscales (“YPF”).

Over the year, the Fund manager consolidated the Fund by adding to his conviction ideas and reducing the number of holdings. He added to the overweight position in industrials and reduced the overweight position in consumer discretionary and the underweight position in financials. In addition, a review of the Fund’s energy holdings led to the disposal of a number of positions, including Forest Oil.

JNL/M&G Global Basics Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	7.90%
Since Inception	9.14%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	8.14%
Since Inception	9.37%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL M&G Funds (continued) M&G Investment Management Limited

JNL/M&G Global Leaders Fund (Class A)

Effective April 30, 2012, the Fund replaced the FTSE World Index benchmark with the MSCI All Country World Index.

Average Annual Total Returns for Class A Shares
1 Year	14.76%
Since Inception	6.74%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	14.92%
Since Inception	6.94%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds Mellon Capital Management Corporation

Market Summary: U.S. stocks had their best year since 2009, with the S&P 500 Index rising 16.00%. Improving U.S. economic data and accommodative central banks outweighed lingering concerns about Europe’s debt problem, the U.S. election and the fiscal cliff. Small cap stocks performed on par with large cap stocks, while value outperformed growth at all capitalization levels. All ten S&P 500 Index economic sectors rose. Financial (+28.8%) and consumer discretionary (+23.9%) were the best performers, while energy and utilities lagged.

U.S. fixed income markets were again volatile during 2012. Sentiment shifted between concerns about weakening U.S. employment and manufacturing data, combined with the Eurozone’s resurgent headline risks and expectations that the U.S. Federal Reserve (“the Fed”) would continue to provide stimulus. The yield on the ten-year Treasury note began the year at 1.89% and reached a high of 2.39% during March. The yield fell to 1.43% in July before closing 2012 at 1.78%. In September, the Fed announced a significant easing of its monetary policy. Longer maturities and lower rated bonds generally outperformed. The corporate sector rose 9.37% as measured by the Barclays Capital U.S. Credit Index, versus a return of 1.99% for the Treasury sector, as measured by the Barclays Capital U.S. Treasury Bond Index.

International markets also had strong performance during 2012 as easing of Euro area tensions and central bank stimulus helped the gains. The MSCI EAFE Index gained 17.32% in local basis and U.S. Dollar terms. Belgium (37.4%) and Denmark were (29.8%) were the best performers on a local basis. Germany gained 28.9%, helped by relative economic strength and European Central Bank (“ECB”) rate cuts, while Japan rallied late in the year to gain 21.6% after the newly elected government called for significant stimulus measures. Notable underperformers on a local basis included Greece (2.9%), Portugal (1.9%), and Spain 1.4%).

JNL/Mellon Capital Management Emerging Markets Index Fund

Sector Weightings*:

Financials	25.9%
Information Technology	13.0
Materials	11.9
Energy	11.8
Consumer Staples	8.2
Consumer Discretionary	7.7
Telecommunication Services	7.5
Industrials	6.1
Utilities	3.1
Health Care	1.2
Investment Companies	0.6
Short Term Investments	3.0

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management Emerging Markets Index Fund underperformed its benchmark by posting a return of 17.56% for Class A shares compared to 18.22% for the MSCI Emerging Markets Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the MSCI Emerging Markets Index weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Samsung Electronics Co., Ltd. (“Samsung”), a manufacturer of a wide range of consumer and industrial electronic equipment and products, gained during the year due to the popularity of its Galaxy devices which increased sales. In addition, Apple Inc. (“Apple”) agreed to withdraw the patent claim against a new Samsung phone with a high end display after Samsung agreed not to sell the product in the U.S. market.

Taiwan Semiconductor Manufacturing Co. Ltd. is a manufacturer of semiconductors. The company gained during the year due to accelerated exploitation of advanced process technology. The strong unit growth of portable devices such as smartphones, tablet PCs and ultrabooks and the continued cycle upgrade in networking and telecom 4G increased sales for the company.

Companies that detracted from the Fund’s performance included: OGX Petroleo e Gas Participacoes SA, an oil and gas exploration and production company. The company lost during the year after the oil company controlled by Brazilian billionaire, Eike Batista, cut its project production targets by as much as 75%. Gazprom OAO, the world’s biggest natural gas exporter, fell during the year due to the shale gas revolution, which led to falling gas prices globally. The company’s production growth prospects, pricing power and revenues, were hurt by the decline in prices.

JNL/Mellon Capital Management European 30 Fund

Sector Weightings*:

Financials	19.8%
Health Care	17.1
Telecommunication Services	13.7
Materials	9.5
Utilities	9.5
Energy	7.6
Consumer Staples	6.3
Industrials	3.2
Consumer Discretionary	2.3
Information Technology	2.3
Investment Companies	1.9
Short Term Investments	6.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management European 30 Fund underperformed its benchmark by posting a return of 8.64% for Class A shares compared to 19.12% for the MSCI Europe Index.

Companies that contributed to the Fund’s performance included: Hannover Rueckversicherung AG, a provider of reinsurance services, gained during the year after it announced an agreement with Scottish Re (U.S.) (“Scottish Re”) on the acquisition of a reinsurance portfolio as part of a transaction. The acquired portfolio covers the mortality risk under term life and endowment policies that were reinsured by Scottish Re in the underwriting years 2000 to 2003. Also, the company’s net income rose to 265.5 million Euros from 163.2 million Euros compared to last year. Klepierre owns and manages shopping centers in continental Europe. It gained during the year as Simon Property Group Inc. agreed to buy 28.7% of Klepierre from BNP Paribas SA for 28 Euros a share in a deal valued at about 1.52 billion Euros ($2 billion). Also, revenue for the first nine months rose 3.4% to 793.2 million Euros as the company signed 1,687 leases in the first nine months at its centers to add 5.2 million Euros of rental income.

Companies that detracted from the Fund’s performance included: Koninklijke KPN NV, which provides telecommunications services throughout the Netherlands. It lost during the year as it was not able to settle legal proceedings with the country’s telecommunications regulator Opta. The regulator also ordered the company to withdraw from a government fixed telephony tender, because it disrupted competition in the process. Also, the company’s earnings and sales each shrank 6.5% compared to a year ago. Mobistar SA offers mobile telephone services in Belgium. It lost during the year due to declining service revenue. Client defections in the fixed line business added to declining voice traffic and roaming revenue. The stock sank 2.80 Euros, or 11%, to 23.56 Euros. The company lost 4,776 ADSL subscribers, 3,272 TV customers and 1,425 fixed telephone lines.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Pacific Rim 30 Fund

Sector Weightings*:

Financials	43.9%
Consumer Staples	13.7
Telecommunication Services	9.6
Materials	8.4
Industrials	7.0
Consumer Discretionary	3.8
Utilities	3.3
Investment Companies	3.0
Short Term Investments	7.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon

Capital Management Pacific Rim 30 Fund underperformed its benchmark by posting a return of 12.02% for Class A shares compared to 14.42% for the MSCI Pacific Index.

Companies that contributed to the Fund’s performance included: Insurance Australia Group Ltd, an Australian based international general insurance group, gained during the year as the company reported strong net income due to a better reported insurance trading results margin due to lower natural perils and a low tax rate. Goodman Group, an integrated property group with operations throughout Australia, New Zealand, Asia, Europe and the UK, reported an increase in profits as a result of growth in the company’s overseas operations, which contributed 41% of its operating earnings.

Companies that detracted from the Fund’s performance included: Sims Metal Management Ltd., who collects, sorts and processes scrap metal materials which are recycled for resale. The company lost during the year due to weakness in ferrous metal prices and volatility in foreign exchange markets. Taiyo Nippon Sanso Corp., a producer of various types of industrial gases, lost during the year after booking a 23.3 billion Japanese Yen charge on material gas business exit. In addition, the company revised down earnings estimates due to weak sales in the electronic equipment engineering business.

JNL/Mellon Capital Management S&P 500 Index Fund

Sector Weightings*:

Information Technology	18.9%
Financials	15.5
Health Care	11.9
Consumer Discretionary	11.4
Energy	10.9
Consumer Staples	10.5
Industrials	10.1
Materials	3.6
Utilities	3.4
Telecommunication Services	3.0
Short Term Investments	0.8

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management S&P 500 Index Fund underperformed its benchmark by posting a return of 15.37% for Class A shares compared to 16.00% for the S&P 500 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the S&P 500 Index weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Apple, a designer, manufacturer and retailer of personal computer and mobile communication devices, gained due to preorders of its iPhone 5, which topped $2 million in just 24 hours, which was double the previous record for its iPhone 4S. In addition, the company won a case against Samsung, looking for a U.S. sales ban on 8 models of the Samsung’s smartphones and a preliminary ban on a Samsung tablet computer. Bank of America Corp., a mortgage lending and investment banking and securities brokerage company, gained as the company rebuilt its capital by selling the assets of its Irish consumer credit card portfolio for $825 million and its Merrill Lynch & Co. Inc.‘s non U.S. wealth management unit, valued at up to $2 billion, which restored the investor confidence. The company targeted $8 billion in annual cost cuts, and its Tier 1 capital ratio improved to a healthy 9% under Basel III regulations.

Companies that detracted from the Fund’s performance included: Hewlett-Packard Co., a provider of imaging and printing systems, computing systems and information technology services, lost in the year after the company posted a third quarter loss of $8.9 billion on account of slow sales and an $8 billion write down of its Enterprise Services Division (“EDS”). Intel Corp., which designs, manufactures and sells computer components and related products, declined as the company’s profits were hurt by higher expenses and rising inventories. In addition, PC demand slowed during the year due to global economic concerns.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Sector Weightings*:

Financials	20.4%
Industrials	16.0
Information Technology	14.3
Consumer Discretionary	12.3
Health Care	8.7
Materials	6.7
Energy	5.6
Utilities	4.5
Consumer Staples	3.5
Telecommunication Services	0.5
Short Term Investments	7.5

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management S&P 400 MidCap Index Fund underperformed its benchmark by posting a return of 17.24% for Class A shares compared to 17.88% for the S&P MidCap 400 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the S&P MidCap 400 Index weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Regeneron Pharmaceuticals, Inc., a biopharmaceutical company, gained during the year due to the development of chemotherapy drugs for colorectal cancer patients, and the growth in sales for their product, EYLEA aflibercept, which is used to treat neovascular macular degeneration. The company was named

“Biotechnology Company of the Year” by Scrip Intelligence at the 8th annual Scrip Awards. HollyFrontier Corp., an independent petroleum refiner and marketer, gained during the year as its gross refinery margins increased 28%.

Companies that detracted from the Fund’s performance included: Allscripts-Misys Healthcare Solutions, Inc., a developer and marketer of clinical software, fell during the year. Uncertainty surrounding its leadership weighed on the share price following the departure of four of the company’s executives. In December, the company’s new CEO announced that the company was no longer for sale. Gentex Corp., the leading supplier of automatic dimming rearview mirrors and camera based lighting assist and driver assist systems, lost during the year as it was forced to offer customer price reductions.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Small Cap Index Fund

Sector Weightings*:

Financials	19.8%
Information Technology	14.5
Industrials	13.7
Consumer Discretionary	12.3
Health Care	10.6
Energy	5.3
Materials	4.6
Consumer Staples	3.1
Utilities	2.9
Telecommunication Services	0.6
Short Term Investments	12.6

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management Small Cap Index Fund underperformed its benchmark by posting a return of 15.89% for Class A shares compared to 16.35% for the Russell 2000 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the Russell 2000 Index weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Pharmacyclics, Inc. a clinical stage biopharmaceutical company, gained during the year as the revenue increased compared to last year. The increase was due to license and milestone revenue related to the Company’s achievement of two clinical milestones in connection with the collaboration and license agreement with Janssen Biotech, Inc. Ocwen Financial Corp., the loan servicing firm, gained during the year after agreeing to buy Homeward Residential Holdings Inc. for $588 million in cash and $162 million in convertible preferred stock. Also the company won a $3 billion auction for Residential Capital, LLC’s loan servicing unit, beating Nationstar Mortgage Holdings Inc., to become the fifth largest U.S. mortgage servicer.

Companies that detracted from the Fund’s performance included: Key Energy Services, Inc., a provider of onshore and rig based well services, lost during the year after the company projected weaker growth rates and lowered its second quarter and full year financial forecast, reflecting a slowdown in its domestic business. The company lowered its forecast for U.S. revenue due to the liquid shale markets not growing as quickly as expected, and falling natural gas prices hurt other parts of its business. Knight Capital Group Inc., a U.S. based company that provides trade execution and financial services, declined during the year as the company lost $764.3 million in the third quarter due to a software glitch that flooded the stock market with trades in error. After the company acknowledged that a technical glitch in its software had caused the disruption, the stock lost three quarters of its value in two days and was nearly pushed into bankruptcy. The company had to give up the control of its operations on the New York Stock Exchange and obtain a financial rescue from Wall Street peers.

JNL/Mellon Capital Management International Index Fund

Sector Weightings*:

Financials	23.7%
Industrials	12.0
Consumer Staples	11.0
Consumer Discretionary	10.3
Materials	9.6
Health Care	9.3
Energy	7.3
Telecommunication Services	4.7
Information Technology	4.1
Utilities	3.7
Short Term Investments	4.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management International Index Fund outperformed its benchmark by posting a return of 18.02% for Class A shares compared to 17.32% for the MSCI EAFE Index. Fund performance tends to differ from that of its benchmark as a result of the Fund’s cash management activities and operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the MSCI EAFE Index weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: HSBC Holdings Plc., an international banking and financial services firm, gained due to an increase in profit. The higher profits can be credited to improved collaboration of global banking markets and commercial markets, as well as reduced operating expenses. The higher profits are also the result of the wind down of the bank’s consumer finance business, the sale of the full service retail brokerage business and cost reduction efforts. The company is in talks to sell its $9.3 billion stake in Ping an Insurance Group Co. of China Ltd., stepping up a program to shed non core operations to boost profitability. Toyota Motor Corp., which manufactures, sells, leases and repairs passenger cars, trucks, buses and their related parts, gained in the year as its net profit tripled in the September ended second quarter, despite the difficult years involving recalls and natural disaster. The net profit rose from 80.4 billion Japanese Yen to 257.9 billion Yen. The company benefited from government subsidies that drove up demand for Prius hybrids, and cited 160 billion Yen in cost savings, which made Toyota more profitable.

Companies that detracted from the Fund’s performance included: BG Group Plc, an oil and gas company which specializes in the exploration, production, transmission and distribution of gas, oil and natural gas, declined as the company admitted that it will see no growth next year due to a series of delays on several projects across the world. Telefonica SA, Europe’s biggest phone company, lost during the year. The company was negatively impacted by Spain’s troubled economy and debt crisis. The company suffered many drawbacks over the year: suspending dividends, cutting revenue forecast and slashing compensation for top executives, including the CEO.

JNL/Mellon Capital Management Bond Index Fund

Sector Weightings*:

Government Securities	38.6%
U.S. Government Agency Mortgage-Backed Securities	28.6
Financials	8.4
Energy	2.2
Non-U.S. Government Agency Asset-Backed Securities	1.9
Consumer Discretionary	1.8

Utilities	1.7
Health Care	1.6
Consumer Staples	1.4
Industrials	1.1
Materials	1.1
Telecommunication Services	1.1
Information Technology	0.9
Short Term Investments	9.6

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management Bond Index Fund underperformed its benchmark by posting a return of 3.61% for Class A shares compared to 4.22% for the Barclays Capital U.S. Aggregate Bond Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Bond Index Fund (continued)

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the Barclays Capital U.S. Aggregate Bond Index weightings, while minimizing transaction costs.

The investment objective of the Fund is to match the performance of its benchmark. The Fund is constructed utilizing a combination of stratified sampling, characteristics matching and replication in order to match the key performance driving characteristics of its benchmark.

In 2012, the mistracking to its benchmark was driven largely by the net inflows into the strategy during the year. The Fund grew in net assets under management by approximately $270 million, topping last year’s increase in net assets of approximately $220 million and finishing the year at slightly over $1.83 billion under management. The cashflows generated 3 basis points in transaction costs, which detracted from the Fund’s performance.

U.S. fixed income markets were again volatile during 2012. Sentiment shifted between concerns about weakening U.S. employment and manufacturing data, combined with the Eurozone’s resurgent headline risks, and expectations that the Fed would continue to provide stimulus. The yield on the ten year Treasury note began the year at 1.89% and reached a high of 2.39% during March. The yield fell to 1.43% in July before closing 2012 at 1.78%. In September, the Fed announced a significant easing of its monetary policy by 1) detailing a new asset purchase program in which the Fed will buy $40 billion of agency mortgage backed securities per month, financed by balance sheet expansion, and 2) pushing out its benchmark rate guidance by stating that it will extend its target fund’s rate of effectively zero to at least through mid 2015, from the previously stated late 2014. In December, the Fed announced it will keep rates low until the unemployment rate falls below 6.5% and inflation rises above 2.5%, replacing the time frame for low rates through mid 2015 explicit targets. Longer maturities and lower rated bonds generally outperformed. The corporate sector rose 9.37%, as measured by the Barclays Capital U.S. Credit Index, versus a return of 1.99% for the Treasury sector, as measured by the Barclays Capital U.S. Treasury Bond Index.

JNL/Mellon Capital Management Global Alpha Fund

Sector Weightings*:

Purchased Options	0.8%
Short Term Investments**	99.2

Total Investments	100.0%

 *Total Investments at December 31, 2012

**In general, the Fund uses derivatives as direct substitutes for investment in developed market stock indices, government bonds and currencies. Please refer to the Notes to the Schedules of Investments for the Fund’s derivative investments.

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Mellon Capital Management Global Alpha Fund underperformed its benchmarks by posting a return of -1.89% for Class A shares compared to 0.05% for the Citigroup 1-Month Treasury Bill Index and 0.88% for the HFRX Absolute Return Index.

For the Fund’s strategy, its portfolio manager employs exchange traded stock and bond futures, which have the full backing of the respective exchange. Over the counter (“OTC”) currency forwards are employed to obtain long/short currency positions. Currency forward contracts are the most liquid and flexible means of obtaining currency exposure because of their customizable contract sizes and maturity dates. Derivatives are employed because they have much lower trading costs.

For 2012, the cross country bond allocation component strategy contributed +297 basis points (“bps”) of alpha, while the currency and cross country equity allocation components detracted by -238 bps and -113 bps, respectively.

In the cross country bond allocation strategy, all six active positions contributed positive alpha. An overweight to U.S. bonds, which benefitted from flight to quality and significant Fed easing, and an underweight to Canada, which underperformed as the Canadian economy strengthened, were the largest contributors.

In the currency strategy, an underweight to the British Pound and overweight to the Japanese Yen were the negative contributors. The Pound outperformed following a number of positive surprises on the macroeconomic front later in the year, while the Yen tumbled late in the year after the newly elected government in Japan called for a significant devaluation of the Yen through extraordinary monetary easing. Overweights to the Swedish Krona and New Zealand Dollar were positive contributors after their respective economies outperformed.

In the cross country equity allocation component, gains from an overweight to Germany, which outperformed due to relative economic strength and ECB rate cuts, were offset by losses from underweights to Hong Kong. The UK Hong Kong stocks outperformed late in the year on improved Chinese data, while the UK stocks lagged early in the year on concerns about the UK economy.

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund

Sector Weightings*:

Health Care	21.7%
Consumer Discretionary	20.6
Information Technology	19.9
Industrials	14.6
Consumer Staples	6.8
Financials	5.2
Energy	4.1
Materials	3.8
Telecommunication Services	1.6
Short Term Investments	1.7

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the period April 30, 2012 through December 31, 2012, JNL/Mellon Capital Management Dow Jones U.S.

Contrarian Opportunities Index Fund underperformed its benchmark by posting a return of 2.20% for Class A shares compared to 2.90% for the Dow Jones U.S. Contrarian Opportunities Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The Fund is an index fund. As such, its portfolio manager is not selecting specific securities to own, but is trying to match the Fund’s overall weightings and characteristics to the Dow Jones U.S. Contrarian Opportunities Index weightings, while minimizing transaction costs.

Companies that contributed to the Fund’s performance included: Tesoro Corp., a refiner and marketer of petroleum products, gained during the period after the company agreed to buy

BP Plc’s California oil refinery and 800 gasoline stations in the Southwest for $1.18 billion, paying a below average price as fuel costs soared in the region. Lincare Holdings Inc. (“Lincare”), which operates as a holding company, gained the most during the period after Linde AG agreed to acquire Lincare for about $3.8 billion to add U.S. oxygen and respiratory therapy services delivered to the home.

Companies that detracted from the Fund’s performance included: Apollo Group Inc. (“Apollo”), a provider of higher education programs, lost during the period after enrollment declined at the University of Phoenix, and the company announced the closure of campuses. In addition, new federal rules on the eligibility for receiving financial aid contributed to declining

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (continued)

enrollment. The U.S. Government targeted Apollo due to the high debt levels of graduates and the poor employment track record for students. ITT Educational Services Inc., a provider of post secondary degree programs in the U.S.,

lost during the period as its results missed analysts’ expectations. Student enrollments at for profit colleges have taken a hit after colleges tightened their admission policies to meet stricter regulatory requirements aimed at reducing student debt.

Total Return for Class A Shares
Since Inception	2.20%
(Inception date April 30, 2012)

Total Return for Class B Shares
Since Inception	2.30%
(Inception date April 30, 2012)

JNL/Mellon Capital Management Emerging Markets Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.56%
Since Inception	4.99%
(Inception date August 29, 2011)

Average Annual Total Returns for Class B Shares
1 Year	17.80%
Since Inception	5.15%
(Inception date August 29, 2011)

JNL/Mellon Capital Management European 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	8.64%
Since Inception	5.42%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	8.89%
Since Inception	5.64%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Pacific Rim 30 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	12.02%
Since Inception	9.68%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	12.34%
Since Inception	9.91%
(Inception date October 6, 2008)

JNL/Mellon Capital Management S&P 500 Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.37%
5 Year	1.03%
10 Year	6.43%

Average Annual Total Returns for Class B Shares
1 Year	15.56%
5 Year	1.23%
Since Inception	4.11%
(Inception date March 05, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	17.24%
5 Year	4.46%
10 Year	9.85%

Average Annual Total Returns for Class B Shares
1 Year	17.50%
5 Year	4.67%
Since Inception	6.94%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Small Cap Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.89%
5 Year	3.03%
10 Year	9.07%

Average Annual Total Returns for Class B Shares
1 Year	16.15%
5 Year	3.23%
Since Inception	5.04%
(Inception date March 5, 2004)

Mellon Capital Management Corporation assumed portfolio management responsibility on February 17, 2004.

JNL/Mellon Capital Management International Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	18.02%
5 Year	-3.98%
10 Year	7.72%

Average Annual Total Returns for Class B Shares
1 Year	18.28%
5 Year	-3.79%
Since Inception	4.56%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Bond Index Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	3.61%
5 Year	5.21%
10 Year	4.45%

Average Annual Total Returns for Class B Shares
1 Year	3.85%
5 Year	5.43%
Since Inception	4.64%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Management Funds (continued) Mellon Capital Management Corporation

JNL/Mellon Capital Management Global Alpha Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	-1.89%
Since Inception	1.72%
(Inception date September 28, 2009)

Average Annual Total Returns for Class B Shares
1 Year	-1.78%
Since Inception	1.91%
(Inception date September 28, 2009)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Morgan Stanley Fund Morgan Stanley Investment Management Inc.

Market Summary: The broad market was volatile over the period April 30, 2012 through December 31, 2012. The U.S. economy appeared to hit a soft patch in the spring, problems in Greece and Spain reignited concerns about the European debt crisis, and the lack of resolution about the fiscal cliff (the automatic tax increases and spending cuts triggered on January 1, 2013 that could lead to another recession) weighed on the market. However, a pledge by the European Central Bank president to do “whatever it takes” to preserve the Euro and additional stimulus from the U.S. Federal Reserve, including a third round of quantitative easing (“QE3”) eased fears, buoying the market in the second half of 2012. Corporate earnings growth remained strong, further contributing to market gains during the year, but is expected to weaken in 2013.

JNL/Morgan Stanley Mid Cap Growth Fund

Sector Weightings*:

Information Technology	26.0%
Industrials	14.5
Consumer Discretionary	12.2
Health Care	9.7
Financials	7.3
Consumer Staples	4.9
Materials	4.3
Utilities	3.1
Energy	2.7
Short Term Investments	15.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the period April 30, 2012 through December 31, 2012,

JNL/Morgan Stanley Mid Cap Growth Fund underperformed its benchmark by posting a return of -4.13% for Class A shares compared to 1.12% for the Russell Midcap Growth Index.

The technology sector was the largest detractor from relative performance during the period. Both stock selection and an overweight in the sector were detrimental. A position in social network gaming developer Zynga Inc. lagged the most. Stock selection in materials and processing was another area of relative weakness, primarily due to a position in rare earths miner Molycorp Inc. An underweight in the sector was disadvantageous as well, as materials and processing was the strongest performing sector in the

Russell Midcap Growth Index during the period. Stock selection in consumer discretionary was also unfavorable. A holding in weight loss products and services company Weight Watchers International Inc. was the main detractor within the sector.

Conversely, positive contributions came from energy and utilities. Both stock selection and an underweight in energy added to relative performance, with solar panel maker First Solar Inc. leading gains. In utilities, stock selection drove returns as the Fund’s sole holding, Brookfield Infrastructure Partners LP, a manager of infrastructure assets, performed well during the period.

Total Return for Class A Shares
Since Inception	-4.13%
(Inception date April 30, 2012)

Total Return for Class B Shares
Since Inception	-4.05%
(Inception date April 30, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Neuberger Berman Fund Neuberger Berman Fixed Income LLC

Market Summary: The U.S. fixed income market was volatile at times during the reporting period given a host of macro issues, including the European sovereign debt crisis, decelerating global growth and, more recently, the countdown to the U.S. fiscal cliff. While these issues triggered several flights to quality, they were generally temporary in nature, with risk appetite returning as investors looked to generate incremental yield in the low interest rate environment. Overall, lower quality/higher yielding spread sectors (non Treasuries) generated the strongest solid absolute and relative results during the reporting period.

Also impacting the fixed income market was additional policy accommodation by the U.S. Federal Reserve (“Fed”). At its final meeting of the year concluded in mid December, Fed Chairman Bernanke said that “...broad based prosperity will require sustained improvement in the job market...” the central bank announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”) as well as $45 billion per month of longer term Treasuries. The Fed also announced that it would keep the Fed funds rate on hold “...as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer run goal, and longer term inflation expectations continue to be well anchored.”

JNL/Neuberger Berman Strategic Income Fund

Sector Weightings*:

U.S. Government Agency Mortgage-Backed Securities	19.9%
Government Securities	14.4
Non-U.S. Government Agency Asset-Backed Securities	13.8
Financials	8.0
Consumer Discretionary	5.5
Industrials	3.2
Energy	2.9
Consumer Staples	2.6
Information Technology	2.6
Health Care	2.4
Materials	1.5
Utilities	1.2
Telecommunication Services	1.1

Investment Companies	2.9
Short Term Investments	18.0

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the period April 30, 2012 through December 31, 2012, JNL/Neuberger Berman Strategic Income Fund outperformed its benchmark by posting a return of 5.40% for Class A shares compared to 2.76% for the Barclays Capital U.S. Aggregate Bond Index.

The largest contributors to performance were floating rate securities, bank loans, commercial mortgage-backed securities, emerging market debt, investment grade and high yield corporate bonds and MBS. Duration/yield curve positioning was also a modest contributor to performance. There were no significant detractors from results.

The Fund used both credit default swaps and ETFs for high yield exposure. The impact of the derivatives was a positive effect to the total return of the Fund. U.S. Treasury futures were used to manage duration and yield curve and Euro futures were used to adjust non dollar exposures which did have a significant impact on performance of the Fund.

The only significant change to the Fund’s structure during the reporting period was an increase in bank loans and a reduction in cash equivalents.

Total Return for Class A Shares
Since Inception	5.40%
(Inception date April 30, 2012)

Total Return for Class B Shares
Since Inception	5.50%
(Inception date April 30, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Oppenheimer Fund Oppenheimer Funds, Inc.

Market Summary: 2012 was defined by bouts of strength and weakness in the markets, with global equity markets stocks experiencing gains despite sustained macroeconomic concerns. Concerns included ongoing European sovereign debt fears, along with slow growth and high unemployment in the U.S. While these concerns resulted in market declines in the second quarter of 2012, increased stimulus measures taken by central banks resulted in positive performance for most markets this period. Early in the year, to prevent a more severe crisis in the region’s banking system, the European Central Bank (“ECB”) implemented dual Long Term Refinancing Operations to enhance liquidity for troubled banks and reduce rates on newly issued sovereign debt securities. Later in the year, further action was taken, as the ECB committed to potentially unlimited bond purchases to ease financing pressure on countries like Spain and Italy. Under the plan, these and other members of the European Union (excluding Greece) will be able to maintain access to funding at sustainable interest rates, on the condition that they continue with strict reform programs. In the U.S., the U.S. Federal Reserve introduced a third round of quantitative easing (“QE3”), under which it announced plans to purchase mortgage-backed bonds on a monthly basis until the labor market shows signs of substantial improvement. While these actions and a last minute temporary resolution of the so called fiscal cliff enacted by the U.S. Congress largely prevented the markets from trading in negative territory in the final quarter, a number of concerns throughout the globe remained and presented the possibility for future market volatility.

JNL/Oppenheimer Global Growth Fund

Sector Weightings*:

Information Technology	25.4%
Consumer Discretionary	18.4
Financials	13.6
Industrials	12.7
Health Care	9.5
Consumer Staples	8.5
Energy	3.8
Materials	1.3
Telecommunication Services	1.2
Utilities	0.5
Short Term Investments	5.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Oppenheimer Global Growth Fund outperformed its benchmark by posting a return of 20.54% for Class A shares compared to 15.83% for the MSCI World Index.

Among the top contributors to performance during the year included eBay, Inc. (“eBay”), Inditex SA (“Inditex”) and SAP AG (“SAP”). eBay

is a leading global e-commerce company, with a significant payments business in PayPal. Improvements in the navigability and functionality of the company’s site led to better completion rates on transactions and hence higher sales. Inditex is a global fast fashion designer, manufacturer and retailer of clothing headquartered in Spain, whose best known brand is Zara. SAP is the business software that many significant businesses in the world use to run their enterprises. SAP saw the launch of HANA (High Performance Analytical Appliance), a product which enables businesses to process and analyze data faster and more cost effectively in memory.

The most significant detractors from performance this period were Iluka Resources Ltd. (“Iluka”), Credit Suisse Group AG (“Credit Suisse”) and Facebook, Inc. (“Facebook”). Iluka is an Australian low cost producer of zircon and titanium dioxide (TiO2). The roiling of the commodities markets on the back of China’s slowdown in growth hit Iluka doubly hard as China is its most significant market. Difficult financial market circumstances with low risk taking and low volumes hurt revenues at both the investment bank and the private bank of Credit Suisse. Facebook is the world’s largest social networking site, with one billion users. Its stock was negatively impacted by concerns that the company’s revenues will be hurt by a shift to mobile.

At year end, the Fund had its largest overweight positions in information technology and consumer discretionary, and its most significant underweight positions in energy, financials and materials. The Fund had its largest relative overweight positions in Germany, Brazil, India, France, Sweden, Spain and Mexico, and its most significant underweights in the U.S., UK and Canada.

The Fund seeks to invest in high quality, global market leaders that have the potential to grow faster than the general global economy over the longer term. We focus on companies within industries that are being driven by secular growth trends and that have the financial strength to fund their own growth, producing positive returns on invested capital and demonstrating good cash flow generation characteristics.

JNL/Oppenheimer Global Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	20.54%
5 Year	1.03%
10 Year	9.45%

Average Annual Total Returns for Class B Shares
1 Year	20.82%
5 Year	1.23%
Since Inception	6.12%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PIMCO Funds Pacific Investment Management Company LLC

Market Summary: In the beginning of 2012, U.S. interest rates reversed their downward trend of 2011 and rose as risk appetites returned to financial markets. U.S. economic data during the first quarter was mostly positive, and markets reflected an improved short term outlook for the economy and optimism over measures taken by policymakers in Europe. Abroad, the European Central Bank (“ECB”) continued its Long Term Refinancing Operations (“LTRO”) and provided Eurozone banks with €529.5 billion in low interest loans in February. Global financial markets took comfort in these short term solutions, leading risky assets to rally through the quarter.

Conversely, the second quarter of the year saw increased concerns of a U.S. cyclical downturn and signs of recession in Europe. Financial markets reflected uncertainty over the outcome of the European debt crisis and U.S. Treasury yields decreased, as did developed market yields around the world. In the U.S., as an effort to support a stronger economic recovery, the U.S. Federal Reserve (“Fed”) renewed “Operation Twist,” a program to extend the average maturity of its holdings of securities, through the end of 2012.

Risk appetite returned to financial markets during the second half of 2012. The ECB President, Mario Draghi, delivered on his pledge to do “whatever it takes” to support the Euro and the Eurozone by unveiling the ECB’s Outright Monetary Transactions program. The program entails unlimited, but conditional, purchases of Eurozone government bonds with maturities of one to three years in the secondary market. In the U.S., weak employment data and below target inflation led to increased anticipation of further central bank action throughout the quarter. During its September meeting, the Federal Open Market Committee (“FOMC”) voted in favor of a third round of quantitative easing (“QE3”), which will be open ended and will continue until there are signs of significant improvement in the labor market. In its new bond buying program, the Fed will purchase an additional $40 billion of agency mortgage-backed securities (“MBS”) per month.

Americans voted President Barack Obama to a second term in office in November. While the President’s re-election likely cemented the fate of the Affordable Care Act and Dodd Frank reforms, market participants quickly turned their attention to the uncertainty surrounding the impending fiscal cliff. Both political parties recognized that averting the cliff was essential to avoiding a recession in 2013, but negotiations were strained for much of the quarter with Democrats seeking increased tax revenue from the wealthiest Americans and Republicans asking for spending cuts on entitlement programs. Ultimately, hopes of a grand bargain abated and gave way to a short term deal, thus opening the door to further fiscal negotiations, most notably on a debt ceiling increase and spending cuts (the “sequester”), in 2013.

While politicians struggled to agree on fiscal policy, the Fed unveiled new monetary policy measures to stimulate the economy. With Operation Twist set to expire at the end of the year, the FOMC announced that they will initiate purchases of $45 billion in Treasuries, in addition to the existing purchases of $40 billion in agency MBS, each month. The Fed also took the extraordinary step of linking an increase in the Fed funds rate to specific economic targets. Rates will stay low, between 0 and 0.25%, at least as long as the unemployment rate remains over 6.5% and projected inflation is below 2.5%. These targets replace the Fed’s previous statement that rates would remain low through at least the middle of 2015.

JNL/PIMCO Real Return Fund

Sector Weightings*:

Government Securities**	60.1%
Financials	5.4
Non-U.S. Government Agency Asset-Backed Securities	5.0
U.S. Government Agency Mortgage-Backed Securities	0.6
Energy	0.4
Consumer Staples	0.4
Health Care	0.1
Utilities	0.1
Telecommunication Services	0.1
Short Term Investments	27.8

Total Investments	100.0%

 *Total Investments at December 31, 2012

**The Funds weightings in TIPS was 55.4% of total invest-ments.

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PIMCO Real Return Fund outperformed its benchmark by posting a return of 8.43% for Class A shares compared to 6.98% for the Barclays Capital U.S. TIPS Index.

The investment concentration differences relative to the benchmark included an underweight to treasury inflation protected securities

(“TIPS”) with out of index exposure to MBS, investment grade corporates, high yield, non U.S. developed and emerging markets (“EM”).

The net outperformance relative to the benchmark resulted from several strategies. Within investment grade credit, a focus on financials added to returns as this sector outperformed the broader corporate market amid accommodative monetary policy and improving housing data. Modest holdings of high yield corporate bonds also added to performance as spreads tightened during the quarter. An allocation to non agency MBS, which were supported by positive supply technicals, contributed to performance. Exposure to EM local rates, especially in Brazil, contributed to returns as the Monetary Policy Committee cut the policy rate. Exposure to select European countries also contributed to returns as rates declined in this region on renewed confidence in the ECB. An overall underweight to TIPS given low real yields in the U.S. was negative for returns, but a focus on the intermediate portion of the U.S. TIPS curve helped offset this loss.

Derivatives were used in the Fund and were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The overweight to EM local debt, which was additive to relative performance, included exposure to local debt in Brazil that was implemented using zero coupon interest rate swaps. Additionally, an overweight to investment grade corporate bonds was positive for performance, and was implemented through the use of credit default swaps.

PIMCO expects the global economy to grow at a real rate of 1.5 to 2.0% in 2013. Real growth will be moderated by efforts to resolve debt overhangs through fiscal restraint as evidenced by the slowing in corporate profits, capital expenditures and global trade. Simultaneously, inflation will decrease in the near term. Households will continue to delever their balance sheets while the corporate sector remains reluctant to engage its own. Nominal growth could, however, be bolstered by the continued resolve of central banks. The balance of these forces will determine if gross domestic product (“GDP”) growth has slowed to stall speed or if a coordinated global slowdown can be averted.

JNL PIMCO Funds (continued) Pacific Investment Management Company LLC

JNL/PIMCO Total Return Bond Fund

Sector Weightings*:

Government Securities	45.5%
U.S. Government Agency Mortgage-Backed Securities	29.2
Financials	9.2
Non-U.S. Government Agency Asset-Backed Securities	4.6
Utilities	0.8
Energy	0.8
Industrials	0.6
Materials	0.3
Consumer Staples	0.3
Health Care	0.2
Information Technology	0.1
Short Term Investments	8.4

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PIMCO Total Return Bond Fund outperformed its benchmark by posting a return of 8.00% for Class A shares compared to 4.22% for the Barclays Capital U.S. Aggregate Bond Index.

The investment concentration differences relative to the benchmark included an overweight to MBS and EM, and an underweight to investment grade credit. The Fund also had out of index exposure to high yield and non U.S. developed corporate bonds.

The net outperformance relative to the benchmark resulted from several strategies. Within investment grade credit, a focus on financials added to returns as this sector outperformed the broader corporate market amid accommodative monetary policy and improving housing data. Modest holdings of high yield corporate bonds also added to performance as spreads tightened during the quarter. An allocation to agency and non agency MBS, which were supported by positive supply technicals, contributed to performance. Exposure to EM local rates, especially in Brazil, contributed to returns as the Monetary Policy Committee cut the policy rate. Exposure to select European countries also contributed to returns as rates declined in this region on renewed confidence in the ECB.

Derivatives were used in the Fund and were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to U.S. interest rates,

which was positive for returns, was partly facilitated through the use of interest rate swaps. The overweight to EM local debt, which was additive to relative performance, included exposure to local debt in Brazil that was implemented using zero coupon interest rate swaps. Additionally, exposure to investment grade corporate bonds was positive for performance, and was implemented through use of credit default swaps.

PIMCO expects the global economy to grow at a real rate of 1.5 to 2.0% in 2013. Real growth will be moderated by efforts to resolve debt overhangs through fiscal restraint as evidenced by the slowing in corporate profits, capital expenditures and global trade. Simultaneously, inflation will decrease in the near term. Households will continue to delever their balance sheets while the corporate sector remains reluctant to engage its own. Nominal growth could, however, be bolstered by the continued resolve of central banks. The balance of these forces will determine if GDP growth has slowed to stall speed or if a coordinated global slowdown can be averted.

JNL/PIMCO Real Return Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	8.43%
5 Year	8.05%
Since Inception	8.59%
(Inception date January 16, 2007)

Average Annual Total Returns for Class B Shares
1 Year	8.67%
5 Year	8.30%
Since Inception	8.83%
(Inception date January 16, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PIMCO Funds (continued) Pacific Investment Management Company LLC

JNL/PIMCO Total Return Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	8.00%
5 Year	7.16%
10 Year	5.89%

Average Annual Total Returns for Class B Shares
1 Year	8.21%
5 Year	7.36%
Since Inception	6.08%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PPM America Funds PPM America, Inc.

Market Summary: 2012 was a strong year for U.S. equity market performance as broad market benchmarks across most market capitalization ranges generated double digit returns. The S&P 500 Index returned 16.00%, the Russell Midcap Index returned 17.28% and the S&P Smallcap 600 Index returned 16.33% for the year. The market was influenced by a number of macro factors such as continued volatility from Europe’s sovereign debt crisis, a potential hard landing in China, the outcome of the U.S. presidential election and fiscal uncertainty in the U.S. At the sector and security level, a number of themes were present across the U.S. equity market during the year. Mid and small cap investing strategies outperformed large cap investing strategies as evidenced by the returns listed above. In addition, value investing strategies outperformed growth investing strategies across most market capitalization ranges. During 2012, the S&P 500 Value Index returned 17.68% compared to the S&P 500 Growth Index return of 14.61%. The Russell Midcap Value Index gained 18.51% and the S&P Smallcap 600 Value Index returned 18.21% compared to returns of 15.81% and 14.56% for the Russell Midcap Growth Index and S&P Smallcap 600 Growth Index, respectively. Leading sectors across all market capitalization ranges included financials and consumer discretionary. Lagging sectors in all market capitalization ranges included utilities and energy. One driver behind the outperformance of value investing strategies during the year was the strong performance of stocks with low price/earnings (“P/E”) ratios. Low P/E stocks generally outperformed high P/E stocks across all market capitalizations, but companies with no earnings significantly outperformed in the mid cap space. Low price/book (“P/B”) value stocks significantly outperformed high P/B value companies within the S&P 500 Index. Performance of stocks with high dividend yields was mixed across the different market capitalization ranges.

The performance of fixed income securities proved to be strong for 2012 as global easing reduced systemic risk and supported risk assets. The European Central Bank’s Long Term Refinancing Operations and Outright Monetary Transactions (“OMT”), the aversion of a Greek exit from the Eurozone and the U.S. Federal Reserve’s announcement of a third round of quantitative easing (“QE3”) all contributed to strong fixed income valuations. For 2013, we expect a range bound continuation of the low interest rate environment due to subpar economic growth, fiscal austerity to address budgets and continued support from the central banks. Although the low yield and relatively tight spread environment will likely make capital appreciation more difficult to achieve, we expect corporate securities to remain well bid within the marketplace due to income stability and lower volatility of return when compared with equities. In addition, we anticipate ample relative value opportunities with favorable security selection.

JNL/PPM America Floating Rate Income Fund

Sector Weightings*:

Consumer Discretionary	23.8%
Health Care	14.4
Industrials	10.7
Materials	10.5
Information Technology	10.2
Financials	8.1
Telecommunication Services	5.4
Consumer Staples	4.2
Energy	3.9
Utilities	1.8
Short Term Investments	7.0

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PPM America Floating Rate Income Fund underperformed its benchmark by posting a return of 7.82% for Class A shares compared to 9.66% for the S&P/LSTA Leveraged Loan Index.

The Fund’s underperformance compared to its benchmark was attributed to an overweight to higher quality BB and B loans and an underweight to lower quality CCC and defaulted loans. Within the index, lower quality riskier loans materially outperformed higher quality loans in 2012. For 2012, BB and B loans within the index returned 7.17% and 10.42%, respectively, while lower quality CCC and defaulted loans in the index returned 18.35% and 25.77%, respectively. The Fund benefitted from an approximate 8% allocation to high yield bonds as the high yield market outperformed the bank loan market in 2012.

Attribution analysis on an industry basis shows that the Fund’s underweight to publishing hurt performance compared to the index. The publishing sector within the index contains a number of distressed loans that rallied in 2012. Specifically, avoiding D rated directory service provider, Supermedia Inc. (“Supermedia”), negatively impacted performance as Supermedia rallied sharply in 2012. The Fund’s loan selection within healthcare, the Fund’s largest industry sector, was a positive contributor and helped offset the negative variance from publishing. The Fund continues to utilize an intensive credit selection process and highly diversified portfolio approach. At year end, the Fund maintained an overweight bias to BB and B loans and an underweight to lower quality CCC and defaulted loans.

We continue to be positive on the bank loan market. Although volatility and technical conditions could become an issue at any time given headline risks in the U.S. and Europe, the longer term prospects for loans remain favorable. Floating rate bank loans, given their low duration profile and the floating rate nature of the coupon, continue to be one of the few asset classes that provide investors with some price stability when interest rates begin to rise. Credit fundamentals should remain favorable and industry default rates should remain below historical averages over the short term.

JNL/PPM America High Yield Bond Fund

Sector Weightings*:

Consumer Discretionary	18.6%
Energy	14.0
Materials	9.8
Financials	8.6
Industrials	7.1
Telecommunication Services	6.0
Health Care	5.6
Utilities	3.1
Information Technology	2.9
Consumer Staples	2.6

Non-U.S. Government Agency Asset-Backed Securities	2.0
Investment Companies	0.3
Short Term Investments	19.4

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PPM America High Yield Bond Fund outperformed its benchmark by posting a return of 16.75% for Class A shares compared to 15.55% for the BofA Merrill Lynch High Yield Master II Constrained Index.

The Fund’s outperformance came primarily from positive security selection distributed across several dozen industry sectors and several hundred names in a highly diversified portfolio. The Fund also benefited from a slight overweight in the CCC rated sector which outperformed the broader high yield market throughout most of the year. The Fund also performed well versus its peer group during 2012, outperforming by over 200 basis points on a net and gross basis and ended the year ranked in the 19th percentile.

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America High Yield Bond Fund (continued)

Attribution analysis comparing the Fund to its benchmark indicates the Fund benefited from overweight positions in the gaming, insurance and commercial mortgage-backed securities (“CMBS”) industry sectors, and underweighted holdings in electric generation and printing. On an individual name basis, holdings in homebuilder Beazer Homes USA Inc., tribal casino Shingle Springs Tribal Gaming Authority and cement producer Cemex Financing LLC generated notable positive relative performance. An underweight position in banking was the largest single detractor of industry sector performance, as several distressed names that rallied sharply were not owned by the Fund. Cash balances, which are necessary for the Fund to facilitate daily investor flows, was the single largest detractor of performance compared to the index, which of course holds zero cash at all times.

We continue to expect positive, albeit more modest total returns for high yield bonds in 2013 and believe individual credit selection will be critically important to producing competitive performance. Further spread compression and security price increases will be increasingly difficult to attain given the current strong levels, but we believe credit fundamentals and persistent investor demand will provide positive support for the asset class. Default rates are forecast to increase slightly in 2013, but should remain well below long term historic levels.

JNL/PPM America Mid Cap Value Fund

Sector Weightings*:

Industrials	20.9%
Financials	15.4
Consumer Discretionary	11.3
Energy	10.3
Information Technology	10.2
Health Care	9.1
Materials	9.0
Utilities	3.6
Consumer Staples	2.3
Short Term Investments	7.9

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PPM America Mid Cap Value Fund underperformed both its benchmark by posting a return of 16.43% for Class A shares compared to 18.51% for the Russell MidCap Value Index and 17.28% for the Russell MidCap Index.

The Fund’s underperformance relative to the Russell Mid Cap Value Index can be primarily attributed to individual stock selection. Positive sector selection also influenced relative perform-

ance, but the Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positive sector influence on relative performance included an overweight position in industrials and an underweight position in utilities. Negative sector influences on relative performance included an underweight position in financials and an overweight position in energy.

Positive security selection influences on relative performance included names in industrials – Terex Corp. (“Terex”) +108%, Steelcase Inc. (“Steelcase”) +77%; information technology – Teradyne Inc. +24%; and financials – Allstate Corp. +50% and Hartford Financial Services Group Inc. (“Hartford Financial”) +41%. Negative security selection influences on Fund performance were found in consumer staples – SUPERVALU Inc. (“SUPERVALU”) -71%; consumer discretionary – Best Buy Co. Inc. -47%; and health care – Hill-Rom Holdings Inc. (“Hill-Rom”) -11%.

Positions added to the Fund during the year included Janus Capital Group Inc. (“Janus”), PNM Resources Inc. (“PNM Resources”) and

Hill-Rom. Several positions were sold in the Fund and included SUPERVALU, Westar Energy Inc., Skechers USA Inc., and Computer Sciences Corp.

Relative to the Russell Mid Cap Value Index, during the year, several of the Fund’s overweight positions in industrials, materials, energy and information technology decreased, while the Fund’s underweight positions in utilities, financials and consumer staples decreased due to some of the purchases mentioned above.

The Fund’s management team’s outlook for the equity market remains cautiously positive as risks remain. The Fund’s management team believes the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. Within the Fund, the team continues to maintain overweight positions in industrials, materials, health care, consumer discretionary, energy and information technology. The team believes that the Fund’s security positions within these areas are still attractively valued using the team’s normal 2 to 3 year investment time horizon.

JNL/PPM America Small Cap Value Fund

Sector Weightings*:

Industrials	24.3%
Consumer Discretionary	13.4
Information Technology	11.3
Financials	9.6
Energy	9.1
Health Care	9.0
Materials	6.8
Consumer Staples	4.4
Utilities	1.8
Short Term Investments	10.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PPM America Small Cap Value Fund outperformed its benchmark by posting a return of 19.68% for Class A shares compared to 18.21% for the S&P 600 Value Index.

The Fund’s outperformance relative to its benchmark was driven primarily by favorable security selection. Positive sector selection also influenced relative performance, but the Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positive sector influences on relative performance included an overweight position in industrials and underweight positions in utilities and financials. Negative sector influences on relative performance included an overweight position in energy.

Positive security selection influences on relative performance included names in industrials – Terex +108%, Apogee Enterprises Inc. +100%, Steelcase +77% and GenCorp Inc. +72% ; and energy – Hercules Offshore Inc. +39% and Helix Energy Solutions Group Inc. +31%. Negative security selection influences on Fund perform-

ance were found in consumer discretionary – JAKKS Pacific Inc. -9% and not owning Cabela’s Inc. +76%; health care – overweight LifePoint Hospitals Inc. +1.6% and Hill-Rom -11%; and consumer staples – SUPERVALU -71%.

Positions added to the Fund during the year included: Janus, Hill-Rom, PNM Resources and Allegheny Technologies Inc. Several positions sold in the Fund included Hain Celestial Group Inc., Delphi Financial Group Inc., Westar Energy Inc., SUPERVALU and SeaBright Insurance Holdings Inc.

Relative to its benchmark, the Fund’s overweight position in consumer staples decreased, while materials moved from a modest underweight position to a modest overweight position. The underweight position in financials was decreased while the underweight position in utilities was decreased.

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America Small Cap Value Fund (continued)

The Fund’s management team’s outlook for the equity market remains cautiously positive as risks remain. The Fund’s management team believes the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. Within the Fund, the team continues to maintain overweight positions in industrials, energy, health care, consumer staples, materials and consumer discretionary. The team believes that the Fund’s security positions within these areas are still attractively valued using the team’s normal 2 to 3 year investment time horizon.

JNL/PPM America Value Equity Fund

Sector Weightings*:

Financials	23.9%
Information Technology	15.8
Energy	12.3
Consumer Discretionary	11.1
Health Care	10.4
Industrials	9.1
Consumer Staples	5.5
Materials	4.2
Telecommunication Services	2.8
Utilities	1.4
Short Term Investments	3.5

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/PPM America Value Equity Fund underperformed its benchmark by posting a return of 15.66% for Class A shares compared to 17.68% for the S&P 500 Value Index.

The Fund’s underperformance relative to its benchmark was driven primarily by negative sector influence. Negative security selection also influenced relative performance. The Fund’s sector weights remain the result of the Fund’s bottom-up security selection process.

Positive sector influences on relative performance included an underweight position in utilities. Negative sector influences on relative performance included overweight positions in information technology and energy.

Positive security selection influences on relative performance included names in utilities – not holding Exelon Corp. -27%; financials – Hartford Financial +41% and Lincoln National Corp. +35%; and Industrials – Terex +108%. Stocks that detracted from performance were found in information technology – Hewlett-Packard Co. -43% and Intel Corp. -12%; energy – Apache Corp. -13% and Occidental Petroleum Corp. -16%; and consumer discretionary – Best Buy Co. Inc. -47% and not holding Walt Disney Co. +35%.

Positions added to the Fund during the year included Apple Inc. Several positions sold in the Fund included Computer Sciences Corp., ConocoPhillips and Goodrich Corp., which was acquired by United Technologies Corp.

Relative to its benchmark, the Fund’s modest overweight position in energy decreased to an underweight position while the slight underweight position in financials became a modest overweight. The Fund’s overweight positions in information technology and consumer discretionary increased, while the Fund’s underweight positions in industrials and consumer staples increased. Changes to sector compositions were due to portfolio activity and a rebalance of the benchmark in mid December.

The Fund’s management team’s outlook for the equity market remains cautiously positive as risks remain. The Fund’s management team believes the market’s current valuation is attractive and that the Fund is inexpensive relative to the overall market. Within the Fund, the team continues to maintain overweight positions in information technology, consumer discretionary, financials, health care and materials. The team believes that the Fund’s security positions within these areas are still attractively valued using the team’s normal 2 to 3 year investment time horizon.

JNL/PPM America Floating Rate Income Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	7.82%
Since Inception	4.20%
(Inception date January 1, 2011)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America High Yield Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	16.75%
5 Year	7.44%
10 Year	8.03%

Average Annual Total Returns for Class B Shares
1 Year	16.90%
5 Year	7.62%
Since Inception	6.37%
(Inception date March 5, 2004)

JNL/PPM America Mid Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	16.43%
Since Inception	3.42%
(Inception date March 31, 2008)

Average Annual Total Returns for Class B Shares
1 Year	16.70%
Since Inception	3.62%
(Inception date March 31, 2008)

JNL/PPM America Small Cap Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	19.68%
Since Inception	3.72%
(Inception date March 31, 2008)

Average Annual Total Returns for Class B Shares
1 Year	19.93%
Since Inception	3.93%
(Inception date March 31, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL PPM America Funds (continued) PPM America, Inc.

JNL/PPM America Value Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.66%
5 Year	-0.36%
10 Year	4.16%

Average Annual Total Returns for Class B Shares
1 Year	15.92%
5 Year	-0.18%
Since Inception	1.84%
(Inception date March 5, 2004)

PPM America, Inc. assumed portfolio management responsibility on January 16, 2007.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Red Rocks Fund Red Rocks Capital LLC

Market Overview: During 2012, we experienced a subdued global environment and a moderately constructive approach to the problems in Europe. We are now entering the backside of deleveraging, having peaked globally in 2012. We are seeing positive signs for private equity; including a low interest rate environment for quality deals, continued realizations through strategic sales or initial public offerings (“IPOs”) and an environment that supports a mergers & acquisitions (“M&A”) cycle.

Private equity firms are also becoming more active on the acquisition front as they need to invest existing cash if they expect to raise new pools of capital in the future. China is making some progress on the policy front and appears to be returning to a more normalized growth path. Additionally, we believe that a soft landing is taking place to the benefit of Europe and the rest of the world.

Consolidation was also a key theme in 2012 as HarbourVest Partners, LLC bought the assets of Conversus Capital, L.P. Additionally, Castle Pri-

vate Equity AG, which is managed by LGT Group, a company based in Switzerland, became the target of activist investors and it was forced into a wind down.

We continue to see a narrowing of the discount between public prices and their internal net asset values. In some selected cases, such as, AP Alternative Assets, L.P., a listed vehicle that provides direct exposure to the direct investments and funds of Apollo Global Management LLC, we saw a substantial narrowing of the discount.

As we leave the effects of the 2008 financial debacle behind, we feel better equipped to identify quality management teams and value added operational performance. Our experience with various private equity firms has increased and we are able to more quickly define what it is that we admire about a potential investment and why we may pass on one.

JNL/Red Rocks Listed Private Equity Fund

Sector Weightings*:

Financials	82.0%
Diversified	13.1
Telecommunication Services	3.6
Short Term Investments	1.3

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/Red Rocks Listed Private Equity Fund underperformed its benchmark by posting a return of 30.26% for Class A shares compared to 31.35% for the S&P Listed Private Equity Index.

The Fund exited eleven holdings and added six companies during 2012. We continue to employ a low turnover approach, which emphasizes the belief that long term investments in private equity require patience. Additions included Aker ASA, Carlyle Group LP and Hosken Consolidated Investments Ltd. We are excited by the prospects of these companies which provide the Fund additional diversification.

The Fund continues to maintain a broadly diversified portfolio, representing diversification by sector, geography, stage of investment and vintage year, while providing investors access to some of the most recognized global private equity firms. It should be noted that the majority of the Fund’s portfolio investments provide direct access to underlying private businesses (also known as private equity). Additionally, the Fund continues to focus on equity holdings that can demonstrate operational improvement, alignment of shareholder interests with those of management and those companies that have an historical track record of conservative valuation policies and credible returns when asset sales occur. Lastly, we are always trying to identify new names from our proprietary universe of listed private equity companies that will meet or exceed the internal rate of return (“IRR”) associated with direct private equity investing.

Contributors to performance for the year included AP Alternative Assets, L.P. (+2.1%),

Wendel Investissement (+2.1%) and SVG Capital PLC (+1.7%). While detractors to performance for the year included Safeguard Scientifics Inc. (-0.2%), Candover Investments Plc (-0.2%) and Leucadia National Corp. (-0.2%).

We continue to believe that the private equity model is alive and doing well. We would like to believe that 2013 will bring reasonable risk adjusted returns for private equity. We recognize that global macro events may impede core economic progress, but feel confident that the necessary aspects to drive private equity returns are in place.

Internally, we are anticipating the pace of realizations to continue, as many companies hold quality assets that we believe will be sold at prices greater than current valuations. If we are correct, then we expect discounts to net asset value to continue to narrow; which would be accretive to the Fund.

JNL Red Rocks Fund (continued) Red Rocks Capital LLC

JNL/Red Rocks Listed Private Equity Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	30.26%
Since Inception	2.84%
(Inception date October 6, 2008)

Average Annual Total Returns for Class B Shares
1 Year	30.69%
Since Inception	3.06%
(Inception date October 6, 2008)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL S&P Funds Standard & Poor’s Investment Advisory Services, LLC

Market Narrative: Although the American economy displayed fitful, if uneven, subpar growth for most of 2012, U.S. stock markets ignored the unimpressive performance of domestic productive activity to return 16.00%, as measured by the S&P 500 Index. Mid cap shares out did small cap ones, which in turn outpaced large caps (17.88%, 16.33% and 16.00%, as measured by the S&P Midcap 400 Index, S&P Smallcap 600 Index, and S&P 500 Index, respectively), while the return of value surpassed that of growth by three percentage points. Among sectors, financials rebounded firmly, outstripping consumer discretionary, health care, telecommunications, materials and industrials to the upside, and technology, consumer staples, energy and utilities on the downside of the S&P 500 Index’s performance.

Calmer European sovereign debt markets, in the wake of European Central Bank (“ECB”) President Draghi’s pledge to combat coordinated selling pressure, encouraged investors to suspend their risk antipathies and pursue riskier investments aggressively, resulting in record low yields and spreads on corporate junk bonds. Renewed spread compression since June increased returns on global high yield, below investment grade fixed income instruments by 1,193 basis points to 19.60% by year end, the highest among debt markets, as measured by the Barclays Capital Global High Yield Index. Emerging market and domestic junk bonds (18.14% and 15.81%, as measured by the Barclays Capital Global Emerging Markets Index and the Barclays Capital U.S. Corporate High Yield Index, respectively) ranked second and third as U.S. investment grade corporate debt (9.82%, as measured by the Barclays Capital U.S. Corporate Investment Grade Index) ended a distant fourth. U.S. Treasury and securitized debt returns paled by comparison.

Emerging shares markets advanced strongly last year, powered by compelling fourth quarter returns in all three regions. Latin America’s performance was only in single digit territory for the entire year because of a loss of economic momentum throughout most of the region. However, Asia/Pacific, Eastern Europe and South Africa all reported double digit, positive performance for the year (22.63%, 18.78% and 19.01%, respectively). Turkey scored a sizable gain (64.87%), followed by Philippines, Thailand, Poland, Colombia, Mexico, Singapore and Hong Kong.

JNL/S&P Competitive Advantage Fund

Sector Weightings*:

Consumer Discretionary	41.0%
Information Technology	22.6
Industrials	20.0
Consumer Staples	6.3
Health Care	3.2
Materials	3.0
Short Term Investments	3.9

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/S&P Competitive Advantage Fund outperformed its benchmark by posting a return of 16.63% for Class A shares compared to 16.00% for the S&P 500 Index.

In relation to the benchmark, the top con-tributing sectors were materials (+54.8%), health care (+17.4%) and information technology (+19.9%), attributed to positive effects from stock selection. The key sectors which detracted from the Fund’s performance were financials (0.0%), industrials (+9.73%) and consumer discretionary (+15.6%), mainly attributed to the negative effects from stock selection.

The top contributors to the performance in 2012 were Gilead Sciences Inc. “Gilead Sciences” (+82.3%), The Gap Inc. (+70.2%) and Sherwin-Williams Co. (+72.7%). The bottom detractors to the Fund’s performance in 2012 were Apollo Group Inc. (-61.2%), Big Lots Inc. (-24.6%) and C.H. Robinson Worldwide Inc. (-7.4%).

The Fund portfolio has displayed an average return on invested capital well above that of the S&P 500 Index. Historically, companies with high return on invested capital have shown a tendency to be more resilient to economic recessions and less sensitive to overall corporate earnings growth. Based on since inception performance, this strategy’s returns tend to have a higher correlation with growth than with value stocks. As of year end, the Fund was significantly overweighted in consumer discretionary, industrial and technology stocks. The largest overweight by far was in consumer discretionary. This reflects the consumer led recovery we’ve seen in the past year and expect to continue to see in 2013. The Fund maintained a significant underweight to financials at year end.

JNL/S&P Dividend Income and Growth Fund

Sector Weightings*:

Information Technology	10.2%
Materials	9.9
Energy	9.9
Industrials	9.7
Health Care	9.7
Utilities	9.6
Consumer Staples	9.6
Telecommunication Services	9.6
Financials	9.4
Consumer Discretionary	9.4
Short Term Investments	3.0

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/S&P Dividend

Income and Growth Fund underperformed its benchmark by posting a return of 12.81% for Class A shares compared to 16.00% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were consumer discretionary (+39.1%) and information technology (+25.9%), mainly attributed to positive effects from stock selection effect. The sectors which significantly detracted from the Fund’s performance were financials (+20.7%), health care (+8.2%) and industrials (+15.2%) mostly from asset allocation effect, but also from negative stock selection effect in financials.

The top contributors to the performance in 2012 were Computer Sciences Corp. “Computer Sciences” (+69.2%), Home Depot Inc. (+58.0%)

and PPG Industries Inc. (+48.1%). The bottom detractors to the Fund’s performance in 2012 were Avon Products Inc. (-16.2%), Occidental Petroleum Corp. (-16.1%) and Intel Corp (-12.0%).

The current Fund portfolio is made of companies with higher than average S&P Credit Ratings and S&P Quality Rankings. This portfolio tends to hold large companies with a long history of steady earnings and dividend growth. In addition, this strategy tends to generate a portfolio with an average dividend yield well above that of the S&P 500 Index. Based on since inception performance, this strategy’s returns tend to have a higher correlation with value than with growth stocks. As of year end, the Fund was over weighted in materials, utilities and telecommunication stocks.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Intrinsic Value Fund

Sector Weightings*:

Information Technology	29.2%
Consumer Discretionary	21.9
Industrials	19.3
Health Care	16.1
Energy	6.7
Consumer Staples	3.3
Short Term Investments	3.5

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/S&P Intrinsic Value Fund underperformed its benchmark by posting a return of 14.11% for Class A shares compared to 16.00% for the S&P 500 Index.

In relation to the benchmark, the top contributing sectors were energy (+56.4%) and health care (+24.7%), mainly attributed to positive effects from stock selection. The key sectors which detracted from the Fund’s performance were information technology (-4.9%), financials (0.0%) and consumer discretionary (+14.2%). Consumer discretionary and information technology’s negative effects were mainly attributed to stock selection, while financials’ negative effects were mainly attributed to asset allocation.

The top contributors to the performance in 2012 were Gilead Sciences (+82.3%), Tesoro Corp (+78.4%) and Comcast Corp. (+60.7%). The bottom detractors to the Fund’s performance in 2012 were Best Buy Co. Inc.(-43.3%), Hewlett-Packard Co.(-43.1%) and Dell Inc. (-31.3%).

The current Fund portfolio is made of companies with higher than average free cash flow yield. These companies tend to generate strong cash flow in excess of capital requirements and therefore are more likely to be able to finance growth, provide dividends, withstand earnings contractions and repurchase shares. Based on since inception performance, this strategy’s returns tend to have a higher correlation with value than with growth stocks. As of year end, the Fund was significantly over weighted in consumer discretionary and information technology stocks.

JNL/S&P Total Yield Fund

Sector Weightings*:

Financials	22.0%
Industrials	21.3
Information Technology	18.6
Consumer Discretionary	15.0
Consumer Staples	6.0
Telecommunication Services	5.9
Energy	3.0
Short Term Investments	8.2

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/S&P Total Yield Fund outperformed its benchmark by posting a return of 21.83% for Class A shares compared to 16.00% for the S&P 500 Index.

In relation to the benchmark, the only sector which detracted from the Fund’s performance was consumer staples (-13.0%) from negative stock selection effect. The top contributing sectors were telecommunication (+145.0%), information technology (+34.0%) and financials (+29.5%), mainly attributed to positive stock selection and also asset allocation for financials.

The top contributors to the performance in 2012 were Sprint Nextel Corp.(+144.4%), Computer Sciences (+69.2%) and PerkinElmer Inc. (+58.7%). The bottom detractors to the Fund’s performance in 2012 were SuperValu Inc. (-65.9%), Staples Inc. (-15.1%) and Devon Energy Corp (-14.5%).

The current Fund portfolio is made of companies with higher than average “total yield”. Total yield is calculated as the sum of the cash dividend, net cash used for stock repurchases and net cash used to retire debt, divided by the company’s market capitalization. As such, total yield is a broad measure of cash flow returned to shareholders and bondholders in the form of dividends, share buybacks or elimination of debt. This strategy seeks companies that are significantly reducing their debt and/or increasing their equity distributions. Based on since inception performance, this Fund tends to have a higher correlation with value than with growth stocks. It has also displayed significant volatility during periods of economic duress and uncertainty. As of year end, the Fund was over weighted in industrials, financials, consumer discretionary and telecommunication stocks.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Competitive Advantage Fund

Average Annual Total Returns for Class A Shares
1 Year	16.63%
5 Year	8.13%
Since Inception	7.84%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	16.91%
5 Year	8.27%
Since Inception	8.00%
(Inception date December 3, 2007)

JNL/S&P Dividend Income and Growth Fund

Average Annual Total Returns for Class A Shares
1 Year	12.81%
5 Year	6.52%
Since Inception	5.94%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	12.93%
5 Year	6.76%
Since Inception	6.17%
(Inception date December 3, 2007)

JNL/S&P Intrinsic Value Fund

Average Annual Total Returns for Class A Shares
1 Year	14.11%
5 Year	6.98%
Since Inception	6.69%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	14.31%
5 Year	7.27%
Since Inception	7.01%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Total Yield Fund

Average Annual Total Returns for Class A Shares
1 Year	21.83%
5 Year	3.12%
Since Inception	3.22%
(Inception date December 3, 2007)

Average Annual Total Returns for Class B Shares
1 Year	22.16%
5 Year	3.30%
Since Inception	3.41%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Funds Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Funds

Portfolio Manager Commentary: The investment objective for the JNL/S&P Managed Conservative Fund and JNL/S&P Managed Moderate Growth Fund is capital growth and current income. The investment objective for the JNL/S&P Managed Moderate Fund and JNL/S&P Managed Growth Fund is to seek growth of capital. Current income is a secondary objective. The investment objective for the JNL/S&P Managed Aggressive Growth

Fund is capital growth. Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Funds (“underlying funds”). The underlying funds in which each Fund may invest are a separate series of JNL Series Trust, JNL Variable Fund LLC and JNL Investor Series Trust.

JNL/S&P Managed Conservative Fund: For the year ended December 31, 2012, the JNL/S&P Managed Conservative Fund underperformed one of its benchmarks by posting a return of 8.77% for Class A shares compared to 16.00% for the S&P 500 Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 10% to 30% of its assets to underlying funds that invest primarily in equity securities, 50% to 80% to underlying funds that invest primarily in fixed income securities and 0% to 30% to underlying funds that invest primarily in money market securities.

Relative to the S&P 500 Index, the leading contributors to performance included allocations to JNL/T. Rowe Price Value Fund and JNL/T. Rowe Price Established Growth Fund. The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index included allocations to JNL/Franklin Templeton Global Multisector Bond Fund and JNL/PIMCO Real Return Fund.

The top equity detractors to performance relative to the S&P 500 Index included positions in the JNL/Invesco Large Cap Growth Fund and JNL/DFA

U.S. Core Equity Fund. Relative to the Barclays Capital U.S. Aggregate Bond Index, the leading detractors to performance included allocations to JNL/T. Rowe Price Short-Term Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund. JNL/T. Rowe Price Short-Term Bond Fund was a significant holding of the Fund. At December 31, 2012, this underlying fund comprised 24% of the Fund’s net assets and posted a return of 2.44% for the year. The JNL/T. Rowe Price Short-Term Bond Fund’s investment objective is to provide a high level of income consistent with minimal fluctuation of principal value and liquidity. The Schedule of Investments and Financial Statement for the JNL/T. Rowe Price Short-Term Bond Fund are included in this report.

In September 2012, Standard & Poor’s Investment Advisory Services (“SPIAS”) reduced allocations to developed international equities in favor of emerging markets equity and global real estate funds. In addition, positions were enhanced in global fixed income and short term fixed income funds.

JNL/S&P Managed Moderate Fund: For the year ended December 31, 2012, the JNL/S&P Managed Moderate Fund underperformed one of its benchmarks by posting a return of 10.92% for Class A shares compared to 16.00% for the S&P 500 Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 30% to 50% of its assets to underlying funds that invest primarily in equity securities, 35% to 65% to underlying funds that invest primarily in fixed income securities and 0% to 25% to underlying funds that invest primarily in money market securities.

Relative to the S&P 500 Index, the leading contributors to performance included allocations to the JNL/T. Rowe Price Value Fund and JNL/T. Rowe Price Established Growth Fund. The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index included allocations to JNL/Franklin Templeton Global Multisector Bond Fund and JNL/PIMCO Real Return Fund.

The top equity detractors to performance relative to the S&P 500 Index included positions in JNL/Invesco Large Cap Growth Fund and JNL/M&G

Global Basics Fund. Relative to the Barclays Capital U.S. Aggregate Bond Index, the leading detractors to performance included allocations to JNL/T. Rowe Price Short-Term Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund. JNL/T. Rowe Price Short-Term Bond Fund was a significant holding of the Fund. At December 31, 2012, this underlying Fund comprised 22% of the Fund’s net assets and posted a return of 2.44% for the year. The JNL/T. Rowe Price Short-Term Bond Fund’s investment objective is to provide a high level of income consistent with minimal fluctuation of principal value and liquidity. The Schedule of Investments and Financial Statement for the JNL/T. Rowe Price Short-Term Bond Fund are included in this report.

In September 2012, SPIAS reduced allocations to developed international equities in favor of emerging markets equity and global real estate funds. In addition, positions were enhanced in global fixed income and short term fixed income funds.

JNL/S&P Managed Moderate Growth Fund: For the year ended December 31, 2012, the JNL/S&P Managed Moderate Growth Fund underperformed one of its benchmarks by posting a return of 13.74% for Class A shares compared to 16.00% for the S&P 500 Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 50% to 70% of its assets to underlying funds that invest primarily in equity securities, 20% to 50% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

Relative to the S&P 500 Index, the leading contributors to performance included allocations to JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund and JNL/Invesco Global Real Estate Fund. The primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index included allocations to JNL/Goldman

Sachs Emerging Markets Debt Fund and JNL/Franklin Templeton Global Multisector Bond Fund.

The top equity detractors to performance relative to the S&P 500 Index included positions in the JNL/Invesco Large Cap Growth Fund, JNL/BlackRock Commodity Securities Fund and JNL/Eagle SmallCap Equity Fund. Relative to the Barclays Capital U.S. Aggregate Bond Index, the leading detractors to performance included allocations to JNL/T. Rowe Price Short-Term Bond Fund and JNL/JPMorgan U.S. Government & Quality Bond Fund.

In September 2012, SPIAS reduced allocations to developed international equities in favor of global real estate and commodities funds. Large cap domestic equities were reduced in favor of greater allocations to small and mid cap securities. Finally, positions were enhanced in global, emerging markets and high yield fixed income funds.

JNL/S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Managed Growth Fund: For the year ended December 31, 2012, the JNL/S&P Managed Growth Fund underperformed one of its benchmarks by posting a return of 15.34% for Class A shares compared to 16.00% for the S&P 500 Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 70% to 90% of its assets to underlying funds that invest primarily in equity securities, 5% to 30% to underlying funds that invest primarily in fixed income securities and 0% to 15% to underlying funds that invest primarily in money market securities.

Relative to the S&P 500 Index, the leading contributors to performance included allocations to JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund and JNL/Lazard Emerging Markets Fund. The primary fixed income contributors to performance relative to the Barclays

Capital U.S. Aggregate Bond Index included allocations to JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/PPM America High Yield Bond Fund.

The top equity detractors to performance relative to the S&P 500 Index included positions in JNL/Invesco Large Cap Growth Fund, JNL/BlackRock Commodity Securities Fund and JNL/M&G Global Basics Fund. Relative to the Barclays Capital U.S. Aggregate Bond Index, the only detractor to performance was an allocation to the JNL/JPMorgan U.S. Government & Quality Bond Fund.

In September 2012, SPIAS reduced allocations to domestic large cap equities in favor of greater allocation to global real estate, commodity, small and mid cap equity securities. Finally, positions were enhanced in emerging markets and high yield fixed income funds.

JNL/S&P Managed Aggressive Growth Fund: For the year ended December 31, 2012, the JNL/S&P Managed Aggressive Growth Fund underperformed one of its benchmarks by posting a return of 15.84% for Class A shares compared to 16.00% for the S&P 500 Index. The Fund outperformed its other benchmark, the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%. The Fund allocates approximately 80% to 100% of its assets to underlying funds that invest primarily in equity securities, 0% to 20% to underlying funds that invest primarily in fixed income securities and 0% to 20% to underlying funds that invest primarily in money market securities.

Relative to the S&P 500 Index, the leading contributors to performance included allocations to JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund and JNL/Lazard Emerging Markets Fund. The

primary fixed income contributors to performance relative to the Barclays Capital U.S. Aggregate Bond Index included allocations to JNL/Goldman Sachs Emerging Markets Debt Fund and the JNL/PPM America High Yield Bond Fund.

The top equity detractors to performance relative to the S&P 500 Index included positions in the JNL/Invesco Large Cap Growth Fund, JNL/BlackRock Commodity Securities Fund and JNL/M&G Global Basics Fund. During the year, relative to the Barclays Capital U.S. Aggregate Bond Index, none of the fixed income funds detracted from performance in the Fund.

In September 2012, SPIAS reduced allocations to domestic large cap equities in favor of greater allocation to global real estate, commodity, small and mid cap equity securities. Finally, positions were enhanced in emerging markets and high yield fixed income funds.

JNL/S&P Managed Conservative Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	8.77%
5 Year	3.61%
Since Inception	4.78%
(Inception date October 4, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Managed Moderate Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.92%
5 Year	3.07%
Since Inception	5.30%
(Inception date October 4, 2004)

JNL/S&P Managed Moderate Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.74%
5 Year	2.61%
10 Year	6.65%

JNL/S&P Managed Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.34%
5 Year	1.44%
10 Year	6.86%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/S&P Funds (continued) Standard & Poor’s Investment Advisory Services, LLC

JNL/S&P Managed Aggressive Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	15.84%
5 Year	0.59%
10 Year	7.24%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL T. Rowe Price Funds T. Rowe Price Associates, Inc.

Market Summary: Major U.S. stock market indexes produced solid returns in 2012 despite muted U.S. economic growth, a Eurozone recession and sovereign debt crisis, and a slowdown in emerging economies. Domestic equities were supported by strong U.S. corporate earnings – though the year over year earnings growth rate has been slowing – and actions by central banks around the world to reduce or suppress interest rates in hopes of stimulating growth. Large cap domestic stocks surrendered some of their earlier gains in the fourth quarter amid uncertainty about the November elections and U.S. fiscal policy after 2012. As the year ended, Congress passed a last minute deal to lessen the impact of federal tax increases and spending cuts scheduled to take effect in January – the so called fiscal cliff. Mid and small cap shares narrowly surpassed their large cap counterparts. As measured by various Russell indexes, value stocks outperformed growth stocks across all market capitalizations.

U.S. bonds produced good returns over the last year. Long term Treasury bond yields were little changed for the year and remained near historic lows in response to weak global economic growth and U.S. Federal Reserve (“Fed”) actions to stimulate the economy by keeping the Fed funds target rate near zero and projecting that short term rates will remain low until mid 2015. Also, the central bank extended until the end of 2012 its Maturity Extension Program (a.k.a. “Operation Twist”) through which it sold short term Treasuries on its balance sheet and purchased an equal amount of long term government bonds and initiated in September a third round of quantitative easing where it began purchasing $40 billion of agency mortgage-backed securities every month. In December, the Fed announced that it will also purchase $45 billion worth of Treasury securities monthly starting in 2013 and that it plans to keep its simulative policies in place as long as the national unemployment rate remains above 6.5%. In the investment grade universe, corporate bonds were the best performers, followed by municipal bonds, then asset-backed and agency mortgage-backed securities. High yield bonds significantly outperformed the investment grade bond market.

JNL/T. Rowe Price Established Growth Fund

Sector Weightings*:

Information Technology	34.7%
Consumer Discretionary	20.1
Industrials	12.3
Health Care	9.2
Financials	5.7
Consumer Staples	5.3
Energy	4.2
Materials	3.4
Telecommunication Services	3.0
Short Term Investments	2.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/T. Rowe Price Established Growth Fund outperformed its benchmark by posting a return of 18.84% for Class A shares compared to 15.26% for the Russell 1000 Growth Index.

Stock selection drove relative outperformance while sector allocation helped to boost gains. Stock selection in information technology con-

tributed the most to relative performance (Apple Inc. (“Apple”) and eBay Inc. (“eBay”)). Names in telecommunication services were also beneficial to relative returns (Crown Castle International Corp.). A significant underweight to consumer staples helped relative performance as investors generally favored more cyclical areas of the market during the year. Conversely, both stock selection (IHS Inc.) and an overweight to industrials and business services weighed on relative performance.

Significant purchases during the year included Apple, Amazon.com Inc., Google Inc., Home Depot Inc. and eBay. Significant sales during the year included Baidu.com, FedEx Corp., Starbucks Corp., Occidental Petroleum Corp. and Continental Resources Inc.

At the sector level, the largest increase in weighting during the year was in health care and consumer staples. The most significant decrease was in the Fund’s exposure to industrials and business services and energy. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

We like companies with strong secular growth drivers that can emerge in an even stronger position when economic growth improves. U.S. stocks still appear to offer the most appealing investment opportunities compared with other asset classes. Consequently, we transitioned some of the Fund’s Chinese infrastructure investments into U.S. housing investment ideas. In addition, we continue to find stock specific opportunities in the technology, consumer discretionary, industrials and health care space, and have made strategic investments in select consumer staples names. We will continue to manage the top half of the Fund’s weighting to contain our highest conviction growth ideas, meanwhile managing risk through diversification and lower cyclicality in the bottom half of the Fund’s weighting.

JNL/T. Rowe Price Mid-Cap Growth Fund

Sector Weightings*:

Industrials	20.4%
Information Technology	19.8
Health Care	18.1
Consumer Discretionary	14.2
Financials	6.4
Energy	6.0
Materials	3.3
Consumer Staples	1.7
Utilities	1.4
Short Term Investments	8.7

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed its benchmark by posting a return of 13.59% for Class A shares compared to 15.81% for the Russell MidCap® Growth Index.

The leading detractor from relative performance was consumer discretionary due to stock selection (Kohl’s Corp. and Groupon Inc.) and an underweight position. Financials also weighed on relative results due to stock selection (MSCI Inc., Willis Group Holdings Ltd.). In materials, the Fund’s underweight proved to be a drag on relative returns. The most notable contributor to relative returns at the sector level was far and away health care due to stock selection (Regeneron Pharmaceuticals Inc. (“Regeneron”) and Catamaran Corp.) and an overweight position. An underweight to consumer staples also helped relative returns for the year.

Significant purchases during the year included AutoZone Inc., Motorola Solutions Inc., Charter Communications Inc., Agilent Technologies Inc. and Southwestern Energy Co. Significant sales during the year included Regeneron, Lamar Advertising Co., Michael Kors Holdings Ltd., Ariba Inc. and FMC Technologies Inc.

At the sector level, the largest increase in weighting during the year was in health care. The most significant decrease was in the Fund’s exposure to technology and energy. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Mid-Cap Growth Fund (continued)

Even as markets enjoyed another year of solid gains, many retail investors have continued to pull money from stocks in favor of the perceived safety of the bond market. We have noted that the current period bears some resemblance to the late 1970s, when the grim outlook prompted

BusinessWeek to run a cover article in August 1979 on “The Death of Equities.” While we are not predicting that we are on the eve of another great bull market like the 1980s and 1990s, depressed investor sentiment and the generally reasonable valuations has fostered reason for hope. We suspect that our strategy of avoiding momentum stocks and attempting to focus on quietly competent management teams that are positioning their companies for long term growth will continue to reward the Fund over the long run.

JNL/T. Rowe Price Short-Term Bond Fund

Sector Weightings*:

Financials	18.3%
U.S. Government Agency Mortgage-Backed Securities	17.2
Non-U.S. Government Agency Asset-Backed Securities	15.6
Government Securities	10.4
Energy	7.1
Health Care	3.6
Consumer Discretionary	3.5
Consumer Staples	3.3
Utilities	3.1
Telecommunication Services	2.6
Materials	2.2
Information Technology	1.9
Industrials	1.7
Short Term Investments	9.5

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/T. Rowe Price Short-Term Bond Fund outperformed its benchmark by posting a return of 2.44% for Class A shares compared to 1.26% for the Barclays Capital 1-3 Yr Government/Credit Index.

Sector allocations were the primary driver of relative returns. The Fund’s overweight allocation to short term investment grade corporate bonds with a corresponding underweight to U.S. Treasuries benefited the Fund the most. Despite intermittent pressure stemming from macroeconomic concerns, corporate bonds proved resilient. The sector generated strong returns as demand increased significantly through investors seeking an incremental yield advantage in a low rate environment. In addition to the Fund’s corporate allocation, out of benchmark exposure to commercial mortgage-backed securities (“CMBS”) also drove performance to a lesser extent. For similar reasons as the corporate sector, investors continued to reach for yield in the higher beta sector as rates remain at absolute lows.

Strategic underweight to U.S. Treasuries also contributed to returns relative to the benchmark. Although Treasury issues posted positive absolute returns for the year, spread sectors such as corporate and securitized holdings outperformed due to insatiable demand for incremental yield, several periods of optimism regarding global economic conditions and monetary policy support by the European Central Bank and the Fed. Therefore, underweight exposure to Treasuries benefited the Fund.

Positioning on the yield curve was also a driver of relative performance as rates along the intermediate portion of the curve experienced declines during the year – driven lower in part by significant investor concerns over global economic conditions, the sovereign debt crisis in the Eurozone and continued support for the Treasury market via Fed policy. Modest exposure to intermediate maturities – mostly through mortgage-backed securities (“MBS”) and investment grade corporates – contributed.

There were no major shifts in the Fund’s positioning or credit quality during the year. The Fund maintains a meaningful overweight to investment grade corporates, an out of benchmark allocation to securitized sectors and a significant underweight to Treasuries and government related securities. In addition, we slightly added to the Fund’s modest position in Treasury inflation protected securities (“TIPS”). We added to TIPS, particularly those maturing in July 2013, as we felt they offer better potential return than comparable nominal Treasuries.

JNL/T. Rowe Price Value Fund

Sector Weightings*:

Financials	23.4%
Health Care	17.7
Industrials	9.8
Energy	9.3
Consumer Discretionary	8.5
Information Technology	7.0
Utilities	6.9
Materials	6.2
Consumer Staples	5.7
Telecommunication Services	3.4
Short Term Investments	2.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/T. Rowe Price Value Fund outperformed its benchmark by posting a return of 19.33% for Class A shares compared to 17.51% for the Russell 1000 Value Index.

The leading contributor to relative returns was stock selection in financials (Moody’s Corp. (“Moody’s”) and Regions Financial Corp.). Stock

selection in materials also added relative value (Lyondellbasell Industries NV and International Paper Co.). Positive stock picks in health care (Thermo Fisher Scientific Inc., Gilead Sciences Inc. (“Gilead Sciences”) and Amgen Inc.) and in energy (Nexen Inc. (“Nexen”), Valero Energy Corp. (“Valero Energy”) and Phillips 66) also supported relative performance. The most notable detractor from relative performance was telecommunication services due to both stock selection (Telefonica SA) and sector weighting throughout the year.

Significant purchases during the year included Johnson & Johnson, Procter & Gamble Co., JPMorgan Chase & Co., AT&T Inc. and Valero Energy. Significant sales during the year included Chevron Corp., Gilead Sciences, Moody’s, Nexen and Royal Dutch Shell Plc.

At the sector level, the largest increases in weighting during the year were in health care and financials. The most significant decrease was in the Fund’s exposure to information technology. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the portfolio manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

Despite our view of an improving landscape for investment, we remain cautious as we expect upcoming earnings guidance could be disappointing due to the large level of uncertainty that existed during the last months of 2012. We remain focused on whether the peripheral European countries can regain competitiveness in an age of austerity and whether China will successfully transition to a consumer driven economy. We are currently finding value in several areas of the market, including materials, financials and health care, and we continue to work closely with our in house proprietary research analysts to select stocks with valuation appeal, sound fundamentals and reasonable balance sheet integrity. As always, we will concentrate our efforts on making sound investment decisions in our ongoing attempt to add value to the Fund.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Established Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	18.84%
5 Year	2.38%
10 Year	7.92%

Average Annual Total Returns for Class B Shares
1 Year	19.05%
5 Year	2.58%
Since Inception	5.51%
(Inception date March 5, 2004)

JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	13.59%
5 Year	4.52%
10 Year	11.29%

Average Annual Total Returns for Class B Shares
1 Year	13.83%
5 Year	4.73%
Since Inception	8.38%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL T. Rowe Price Funds (continued) T. Rowe Price Associates, Inc.

JNL/T. Rowe Price Short-Term Bond Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	2.44%
5 Year	1.59%
Since Inception	2.37%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	2.64%
5 Year	1.81%
Since Inception	2.59%
(Inception date May 1, 2006)

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on September 28, 2009.

JNL/T. Rowe Price Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	19.33%
5 Year	2.02%
10 Year	7.83%

Average Annual Total Returns* for Class B Shares
1 Year	19.58%
5 Year	2.23%
Since Inception	5.37%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

*The Fund’s investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which they would have been lower.

JNL UBS Fund UBS Global Asset Management (Americas) Inc.

Market Summary: The period could be characterized as one where increasing risk appetite outweighed slowing expectations for near term growth. Though fiscal austerity weighed on 2012-2013 growth expectations, it was more than offset by: 1) declining tail risk from Europe, 2) muted inflationary concerns which continue to enable the U.S. Federal Reserve’s stimulatory action (“QE3”), 3) a consistent, if not robust, gain in U.S. employment metrics, and 4) the emerging recovery in U.S. housing market which is a driver of long term growth in the U.S. After a selloff in May, the foremost driver of improved risk appetite was a reduction in the probability of a disorderly resolution to the European banking and sovereign debt crisis. However, The European Central Bank (“ECB”) under Mario Draghi became proactive in fighting the financial crisis, providing needed leadership that had been missing. Draghi’s bold statement in late July that all necessary steps to save the Euro as a common currency would be taken, further reassured investors that tail risk probabilities were low.

While the Russell 1000 Growth Index finished the year positive, it was up meaningfully from the May bottom as investors moved into risky assets as they became more comfortable that the tail risk from Europe would be mitigated.

JNL/UBS Large Cap Select Growth Fund (formerly, JNL/Capital Guardian U.S. Growth Equity Fund)

Sector Weightings*:

Information Technology	35.4%
Consumer Discretionary	20.3
Health Care	14.8
Industrials	10.4
Energy	6.2
Consumer Staples	5.4
Materials	1.5
Telecommunication Services	1.4
Investment Companies	0.2
Short Term Investments	4.4

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/UBS Large Cap Select Growth Fund underperformed its benchmark by posting a return of 10.61% for Class A shares compared to 15.26% for the Russell 1000 Growth Index.

For the period January 1, 2012 to April 29, 2012, the Fund was sub-advised by Capital Guardian Trust Company. During this period the Fund posted a return of -1.51% compared to 0.16% for the Russell 1000 Growth Index. During the period, the investment in Apple Inc. (“Apple”) was the leading individual contributor to Fund results in absolute terms; however, its very large weighting in the growth index also caused it to be among the biggest detractors on a relative basis. Broadcom Corp., Qualcomm Inc. and other companies that supply components used in iPhones, iPads and other mobile devices also gained, as did information technology services provider Accenture Plc and payments processor Visa Inc. (“Visa”). But stock choice in information technology detracted overall, influenced significantly by the less than index weight in Apple and a more meaningful investment in Google Inc., which was essentially flat over the period. Additionally, First Solar Inc. declined after reporting a drop in its fourth quarter earnings amid a general weakening in the solar technology industry.

Having relatively few investments in defensive areas such as consumer staples benefited Fund results. Investments in a range of financial companies, including investment bank Goldman Sachs Group Inc., JPMorgan Chase & Co., discount brokerage Charles Schwab Corp. and auto insurer Progressive Corp., contributed. The choice of consumer discretionary stocks also helped, particularly among media companies such as Comcast Corp. and luxury goods makers including Michael Kors Holdings Ltd. and Coach Inc. However, the investment in lifestyle retailer Urban Outfitters Inc. hurt results as its share price plunged following the unexpected resignation of its CEO.

Shares of specialty metals producer Allegheny Technologies Inc. declined after its fourth quarter earnings fell short of consensus estimates. The choice of industrial stocks also detracted, particularly marketing and advertising research company Neilsen Holdings NV, whose fourth quarter revenue and fiscal 2012 earnings guidance came in below consensus expectations, and records management firm Iron Mountain Inc., which also lowered its earnings guidance for 2012.

While the choice of health care stocks was positive overall, the investment in Shire Plc was a large detractor. The UK drug maker withdrew its application to market its therapy for the rare genetic disorder Fabry disease in the U.S., and further reported its ulcerative colitis treatment Lialda had failed a clinical trial aimed at expanding its use. The emphasis on energy equipment and services stocks was another negative factor. In a sharply rising market, the Fund’s cash holding hurt relative results.

Effective April 30, 2012, UBS Global Asset Management (Americas) Inc. assumed management responsibility for the Fund. For the period April 30, 2012 through December 31, 2012, the Fund posted a return of 12.31% compared to 15.07% for the Russell 1000 Growth Index. Stock selection was the primary detractor from performance, while sector allocation contributed modestly during the period.

Stock selection within consumer discretionary was the largest detractor during the period. Specifically, holdings in Priceline.com Inc. (“Priceline”), Ralph Lauren Corp. (“Ralph Lauren”), Chipotle Mexican Grill Inc. (“Chipotle”) and Nike Inc. (“Nike”) declined during the period. Given the uncertain global environment, companies with exposure outside of the U.S. saw a higher degree of volatility. Priceline, Ralph Lauren, and Nike declined due to concerns over Europe and China. We continue to believe long term earnings growth of these companies is misunderstood, and the Fund maintains positions in each. Chipotle disappointed investors with slowing store growth, and called into question our bull case scenario. The Fund exited the position in the second quarter.

Stock selection within consumer staples was the second largest detractor during the period as the Fund avoided slower growth, “defensive” names which faired well. Additionally, the holdings in Monster Beverage Corp. (“Monster Beverage”) and Estee Lauder Cos. Inc. (“Estee Lauder”) underperformed. The Fund maintains the position in Estee Lauder and recently added to Monster Beverage as we believe the long term growth opportunity is extremely undervalued.

Stock selection within information technology was a positive contributor to performance. Specifically, the Fund’s holding in Visa continued to demonstrate superior earnings growth and was rewarded during the period. Additionally, the strategy continues to avoid some of the larger weights in the benchmark such as Microsoft Corp., Intel Corp. and International Business Machines Corp., which served it well during the period.

Stock selection in materials also contributed to performance as the holding in Sherwin-Williams Co. continued to outperform thanks to a superior business model and an improving housing market in the U.S.

From a sector standpoint, the Fund’s overweight positions in energy and health care contributed to performance during the period.

At present, the most attractive opportunities in the elite growth area are found in technology, consumer discretionary and health care. The valuations of dominant share takers appear particularly attractive. The Fund remains underweight consumer staples and financials where valuations are not attractive relative to the company’s growth opportunities.

JNL UBS Fund (continued) UBS Global Asset Management (Americas) Inc.

JNL/UBS Large Cap Select Growth Fund

Average Annual Total Returns for Class A Shares
1 Year	10.61%
5 Year	0.02%
10 Year	6.16%

Average Annual Total Returns for Class B Shares
1 Year	10.81%
5 Year	0.39%
Since Inception	3.06%
(Inception date March 5, 2004)

UBS Global Asset Management (Americas) Inc. assumed portfolio management responsibility on April 30, 2012.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL WMC Funds Wellington Management Company, LLP

Market Summary: Global equities surged in the first quarter of the year as investors shrugged off lingering uncertainty over Eurozone sovereign debt, focusing instead on improving economic data and strong corporate earnings news. However, European sovereign debt issues once again took center stage along with the fading momentum in global economic data, including lackluster results from the U.S. jobs front and slowing growth in China, which caused investors to take risk off the table. Equities in the third quarter resumed their ascent as global bank interventions around the globe stoked investors’ risk appetites. The European Central Bank (“ECB”) revealed a comprehensive plan to support struggling sovereigns, and the U.S. Federal Reserve (“Fed”) announced a third round of quantitative easing (“QE3”). Global equities finished 2012 on a strong note. Despite concerns about the looming U.S. fiscal cliff, tepid corporate revenue results and economic malaise in Europe, investors bid up risk assets during the final quarter of the year amid further signs of recovery in China and a strengthening U.S.

housing market. Global risk sentiment also ticked up on continued hopes that the ECB bond buying plan will succeed, essentially reducing the tail risks in Europe.

Fixed income risk assets performed well in 2012 owing to aggressive central bank actions, modest economic growth in the U.S. and reduced tail risks in Europe. The Federal Open Market Committee (“FOMC”) remained extremely accommodative throughout the year given the fragile state of the global economic recovery. Under QE3, the central bank announced plans to purchase additional mortgage-backed securities and Treasury securities, significantly expanding the size of its balance sheet. Additionally, the Fed adopted inflation and unemployment rate thresholds in place of its mid 2015 forward rate guidance, noting that it would keep rates unchanged for at least as long as unemployment remains above 6.5% and inflation projections stay near its 2% target. U.S. economic releases generally showed modest improvement throughout the year, highlighted by a recovery in the housing market.

JNL/WMC Balanced Fund

Sector Weightings*:

Government Securities	15.7%
Financials	15.6
Health Care	9.8
Information Technology	8.7
Consumer Discretionary	8.3
U.S. Government Agency Mortgage-Backed Securities	7.9
Energy	7.8
Industrials	6.9
Consumer Staples	6.0
Utilities	2.8
Telecommunication Services	1.9
Materials	1.8
Non-U.S. Government Agency Asset-Backed Securities	1.1
Short Term Investments	5.7

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/WMC Balanced Fund underperformed its blended benchmark by posting a return of 10.10% for Class A shares compared to the blended return of 11.90% for the 65% S&P 500 Index, 35% Barclays Capital U.S. Aggregate Bond Index. The Fund outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned 4.22%, and underperformed the S&P 500 Index, which returned 16.00%.

The equity portfolio underperformed the S&P 500 Index during the year. Weak security selection within energy, financials and health care detracted most from relative returns. Negative relative results were partially offset by positive stock selection within consumer discretionary and industrials. Allocation among sectors, a fallout of the bottom-up stock selection process, contributed positively to relative performance. An overweight to the strong performing financials sector and underweight to the lagging consumer staples sector aided results.

The top detractors from relative results within the equity portfolio included Ultra Petroleum Corp. (energy) and Bank of America Corp. (“Bank of America”) (financials), as well as not owning strong performing benchmark constituent Apple Inc. (“Apple”) (information technology). Top contributors to relative performance within the equity portfolio included Comcast Corp. (“Comcast”) (consumer discretionary), JP Morgan Chase & Co. (financials) and Lowe’s Cos. Inc. (consumer discretionary).

The largest purchases within the equity portfolio during the year were in BP Plc (energy) and Merck & Co. Inc. (health care). The largest sells for the year were the elimination of Chubb Corp. (financials) and Cooper Industries Plc (industrials), which was acquired by Eaton Corp.

During the year, the Fund increased overweights to financials and health care and reduced overweight to energy. The Fund increased exposure to consumer staples as valuations came down from historical highs, but continues to remain underweight to this sector. The information technology underweight increased as well during the year, primarily due to the strong performance of the large benchmark constituent, Apple.

The fixed income portfolio outperformed the Barclays Capital U.S. Aggregate Bond Index during the year. The portfolio benefited from exposure to non Treasury sectors during the year. Investment grade credit exposure was the main contributor to relative performance. In particular, an overweight to financials, security selection within industrials and an overweight to taxable municipal securities were additive. An overweight to and security selection within agency pass through mortgage-backed securities (“MBS”) was also a strong contributor to relative results. Partially offsetting relative performance was the underweight to sovereign issuers and security selection within commercial MBS. Duration and yield curve positioning detracted slightly from relative performance during the year.

There were no significant changes to the fixed income portfolio’s credit quality during the year, and average credit quality remains the same as the previous year end. The portfolio is currently positioned with a short duration posture, while we maintain our curve flattening position. During the second half of the year, the Fund reduced exposure to agency pass through MBS and investment grade credit while increasing allocations to U.S. Treasuries.

As of the end of the year, the Fund was slightly overweight equities and underweight fixed income.

JNL/WMC Value Fund

Sector Weightings*:

Financials	24.3%
Energy	12.7
Health Care	12.5
Industrials	11.1
Consumer Discretionary	11.1
Information Technology	8.6

Consumer Staples	5.9
Materials	5.2
Utilities	3.3
Telecommunication Services	2.2
Short Term Investments	3.1

Total Investments	100.0%

*Total Investments at December 31, 2012

Portfolio Manager Commentary: For the year ended December 31, 2012, JNL/WMC Value Fund underperformed its benchmark by posting a return of 16.35% for Class A shares compared to 17.51% for the Russell 1000 Value Index.

JNL WMC Funds (continued) Wellington Management Company, LLP

JNL/WMC Value Fund (continued)

Stock selection within financials, consumer discretionary and energy detracted from the Fund’s relative performance during the year; however, this was offset by strong stock selection within industrials, health care and materials. Sector allocation, a residual of the bottom-up stock selection process, detracted most from relative results due to underweight allocations to financials and telecommunication services. Partially offsetting negative relative results was an underweight to utilities and overweight to consumer discretionary.

The top detractors from Fund performance included an underweight position in strong performing Bank of America (financials), and positions in Intel Corp. (information technology) and Occidental Petroleum Corp. (energy). Bank of America was eliminated during the year. Top contributors to Fund performance included Comcast (consumer discretionary), Ingersoll-Rand Plc (industrials), and not owning the weak performing benchmark constituent Procter & Gamble Co. (consumer staples).

The largest purchases during the year included new positions in Citigroup Inc. (financials) and BB&T Corp. (financials). We also added to the Fund’s position in Cisco Systems Inc. (information technology). The largest sales during the year included the elimination of US Bancorp (financials) and the decrease in positions in Pfizer Inc. (health care) and AT&T Inc. (telecommunication services).

During the year, overweight exposures increased in consumer discretionary, information technology and industrials. Overweight exposures in materials and health care declined,

and overweight positions in energy and consumer staples shifted to underweight exposures. The Fund continued to be underweight utilities, financials and telecommunication services throughout the year.

The Fund is constructed on a stock by stock basis. Sector weights are a fall out of stock selection. From a sector perspective, we have a slight cyclical tilt on the margin. The Fund’s largest overweight exposures at the end of the year were in consumer discretionary, information technology and industrials. We continue to see a supportive environment for equities and we view corrections in this environment as buying opportunities when the investment case aligns with the Fund’s investment strategy.

JNL/WMC Balanced Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.10%
5 Year	3.64%
10 Year	7.56%

Average Annual Total Returns for Class B Shares
1 Year	10.26%
5 Year	3.84%
Since Inception	5.95%
(Inception date March 5, 2004)

Wellington Management Company, LLP assumed portfolio management responsibility on October 4, 2004.

JNL/WMC Value Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	16.35%
5 Year	1.38%
10 Year	8.86%

Average Annual Total Returns for Class B Shares
1 Year	16.59%
5 Year	1.58%
Since Inception	6.03%
(Inception date March 5, 2004)

Wellington Management Company, LLP assumed portfolio management responsibility on October 4, 2004.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/American Funds Blue Chip Income and Growth Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	69,572	$699,195

Total Investment Companies (cost $654,038)		699,195

Total Investments - 100.0% (cost $654,038)		699,195
Other Assets and Liabilities, Net - (0.0%)		(292)

Total Net Assets - 100.0%		$698,903

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	37,881	$466,692

Total Investment Companies (cost $463,791)		466,692

Total Investments - 100.0% (cost $463,791)		466,692
Other Assets and Liabilities, Net - (0.0%)		(158)

Total Net Assets - 100.0%		$466,534

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	10,208	$205,800

Total Investment Companies (cost $204,040)		205,800

Total Investments - 100.0% (cost $204,040)		205,800
Other Assets and Liabilities, Net - (0.0%)		(69)

Total Net Assets - 100.0%		$205,731

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1	22,473	$864,773

Total Investment Companies (cost $784,976)		864,773

Total Investments - 100.0% (cost $784,976)		864,773
Other Assets and Liabilities, Net - (0.0%)		(397)

Total Net Assets - 100.0%		$864,376

	Shares/Par (p)	Value
JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1	20,378	$360,287

Total Investment Companies (cost $347,883)		360,287

Total Investments - 100.0% (cost $347,883)		360,287
Other Assets and Liabilities, Net - (0.0%)		(162)

Total Net Assets - 100.0%		$360,125

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	20,263	$464,623

Total Investment Companies (cost $442,771)		464,623

Total Investments - 100.0% (cost $442,771)		464,623
Other Assets and Liabilities, Net - (0.0%)		(192)

Total Net Assets - 100.0%		$464,431

JNL Institutional Alt 20 Fund (b)

INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (26.6%) (a)	3,573	$36,124
Curian/Franklin Templeton Frontier Markets Fund (22.5%) (a)	2,812	29,362
Curian/Franklin Templeton Natural Resources Fund (8.4%) (a)	1,598	14,060
Curian/Neuberger Berman Currency Fund (8.7%) (a)	1,952	19,713
Curian/Nicholas Convertible Arbitrage Fund (8.1%) (a)	1,617	16,595
Curian/PineBridge Merger Arbitrage Fund (7.5%) (a)	1,650	16,627
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.5%) (a)	3,533	35,929
Curian/Van Eck International Gold Fund (8.3%) (a)	908	8,191
JNL/AQR Managed Futures Strategy Fund (8.4%) (a)	4,568	45,629
JNL/BlackRock Commodity Securities Fund (1.3%) (a)	1,900	19,433
JNL/Brookfield Global Infrastructure Fund (5.6%) (a)	1,371	16,850
JNL/Goldman Sachs Emerging Markets Debt Fund (3.8%) (a)	2,537	35,794
JNL/Invesco Global Real Estate Fund (1.5%) (a)	2,036	20,113
JNL/Lazard Emerging Markets Fund (3.1%) (a)	3,824	43,857
JNL/Mellon Capital Management Bond Index Fund (17.3%) (a)	25,967	317,322
JNL/Mellon Capital Management Global Alpha Fund (7.8%) (a)	3,742	38,172
JNL/Mellon Capital Management International Index Fund (10.7%) (a)	15,355	187,644
JNL/Mellon Capital Management Nasdaq 25 Fund (9.9%) (a)	3,018	41,763
JNL/Mellon Capital Management S&P 24 Fund (23.9%) (a)	12,773	138,584

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P SMid 60 Fund (16.4%) (a)	7,551	78,753
JNL/Mellon Capital Management Small Cap Index Fund (4.0%) (a)	3,352	42,975
JNL/Mellon Capital Management Value Line 30 Fund (12.3%) (a)	7,573	83,607
JNL/PIMCO Real Return Fund (1.3%) (a)	3,206	41,332
JNL/PPM America High Yield Bond Fund (2.2%) (a)	6,773	48,836
JNL/Red Rocks Listed Private Equity Fund (4.2%) (a)	3,091	28,841

Total Investment Companies (cost $1,359,907)		1,406,106

Total Investments - 100.0% (cost $1,359,907)		1,406,106
Other Assets and Liabilities, Net - (0.0%)		(216)

Total Net Assets - 100.0%		$1,405,890

JNL Institutional Alt 35 Fund (b)

INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (30.6%) (a)	4,105	$41,497
Curian/Franklin Templeton Frontier Markets Fund (32.6%) (a)	4,066	42,448
Curian/Franklin Templeton Natural Resources Fund (21.2%) (a)	4,014	35,321
Curian/Neuberger Berman Currency Fund (22.1%) (a)	4,935	49,845
Curian/Nicholas Convertible Arbitrage Fund (20.4%) (a)	4,078	41,836
Curian/PineBridge Merger Arbitrage Fund (19.0%) (a)	4,156	41,893
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (21.5%) (a)	8,915	90,663
Curian/Van Eck International Gold Fund (21.0%) (a)	2,296	20,706
JNL/AQR Managed Futures Strategy Fund (21.1%) (a)	11,458	114,463
JNL/BlackRock Commodity Securities Fund (3.4%) (a)	4,784	48,941
JNL/Brookfield Global Infrastructure Fund (14.2%) (a)	3,449	42,386
JNL/Goldman Sachs Emerging Markets Debt Fund (4.2%) (a)	2,867	40,458
JNL/Invesco Global Real Estate Fund (3.7%) (a)	5,100	50,383
JNL/Lazard Emerging Markets Fund (4.5%) (a)	5,475	62,803
JNL/Mellon Capital Management Bond Index Fund (17.9%) (a)	26,852	328,133
JNL/Mellon Capital Management Global Alpha Fund (19.7%) (a)	9,425	96,139
JNL/Mellon Capital Management International Index Fund (15.3%) (a)	21,982	268,622
JNL/Mellon Capital Management Nasdaq 25 Fund (11.9%) (a)	3,602	49,857
JNL/Mellon Capital Management S&P 24 Fund (27.4%) (a)	14,634	158,781
JNL/Mellon Capital Management S&P SMid 60 Fund (19.1%) (a)	8,805	91,834
JNL/Mellon Capital Management Small Cap Index Fund (4.8%) (a)	3,991	51,160
JNL/Mellon Capital Management Value Line 30 Fund (13.2%) (a)	8,161	90,098
JNL/PIMCO Real Return Fund (1.3%) (a)	3,074	39,628
JNL/PPM America High Yield Bond Fund (2.3%) (a)	6,950	50,111

	Shares/Par (p)	Value
JNL/Red Rocks Listed Private Equity Fund (10.6%) (a)	7,758	72,384

Total Investment Companies (cost $1,961,154)		2,020,390

Total Investments - 100.0% (cost $1,961,154)		2,020,390
Other Assets and Liabilities, Net - (0.0%)		(303)

Total Net Assets - 100.0%		$2,020,087

JNL Institutional Alt 50 Fund (b)

INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (31.2%) (a)	4,183	$42,287
Curian/Franklin Templeton Frontier Markets Fund (32.7%) (a)	4,081	42,606
Curian/Franklin Templeton Natural Resources Fund (42.2%) (a)	7,977	70,200
Curian/Neuberger Berman Currency Fund (43.1%) (a)	9,635	97,318
Curian/Nicholas Convertible Arbitrage Fund (40.8%) (a)	8,142	83,532
Curian/PineBridge Merger Arbitrage Fund (37.8%) (a)	8,293	83,594
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (43.0%) (a)	17,818	181,213
Curian/Van Eck International Gold Fund (42.9%) (a)	4,686	42,265
JNL/AQR Managed Futures Strategy Fund (41.8%) (a)	22,666	226,437
JNL/BlackRock Commodity Securities Fund (6.7%) (a)	9,554	97,738
JNL/Brookfield Global Infrastructure Fund (28.1%) (a)	6,832	83,966
JNL/Goldman Sachs Emerging Markets Debt Fund (4.4%) (a)	2,974	41,963
JNL/Invesco Global Real Estate Fund (7.2%) (a)	9,980	98,601
JNL/Lazard Emerging Markets Fund (4.0%) (a)	4,974	57,050
JNL/Mellon Capital Management Bond Index Fund (19.8%) (a)	29,669	362,559
JNL/Mellon Capital Management Global Alpha Fund (39.6%) (a)	18,989	193,693
JNL/Mellon Capital Management International Index Fund (16.0%) (a)	23,042	281,568
JNL/Mellon Capital Management Nasdaq 25 Fund (13.3%) (a)	4,033	55,811
JNL/Mellon Capital Management S&P 24 Fund (31.1%) (a)	16,665	180,818
JNL/Mellon Capital Management S&P SMid 60 Fund (17.5%) (a)	8,048	83,938
JNL/Mellon Capital Management Small Cap Index Fund (5.2%) (a)	4,389	56,266
JNL/Mellon Capital Management Value Line 30 Fund (14.4%) (a)	8,863	97,845
JNL/PIMCO Real Return Fund (1.4%) (a)	3,234	41,691
JNL/PPM America High Yield Bond Fund (2.5%) (a)	7,751	55,888
JNL/Red Rocks Listed Private Equity Fund (20.6%) (a)	15,088	140,767

Total Investment Companies (cost $2,716,907)		2,799,614

Total Investments - 100.0% (cost $2,716,907)		2,799,614
Other Assets and Liabilities, Net - (0.0%)		(409)

Total Net Assets - 100.0%		$2,799,205

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL Institutional Alt 65 Fund (b)

INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (10.2%) (a)	1,373	$13,881
Curian/Franklin Templeton Frontier Markets Fund (10.7%) (a)	1,335	13,939
Curian/Franklin Templeton Natural Resources Fund (17.7%) (a)	3,345	29,433
Curian/Neuberger Berman Currency Fund (18.2%) (a)	4,070	41,110
Curian/Nicholas Convertible Arbitrage Fund (17.3%) (a)	3,458	35,483
Curian/PineBridge Merger Arbitrage Fund (16.1%) (a)	3,526	35,544
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (18.2%) (a)	7,533	76,608
Curian/Van Eck International Gold Fund (16.1%) (a)	1,754	15,826
JNL/AQR Managed Futures Strategy Fund (17.8%) (a)	9,635	96,253
JNL/BlackRock Commodity Securities Fund (2.8%) (a)	4,013	41,053
JNL/Brookfield Global Infrastructure Fund (12.0%) (a)	2,914	35,809
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (a)	624	8,810
JNL/Invesco Global Real Estate Fund (3.1%) (a)	4,272	42,206
JNL/Lazard Emerging Markets Fund (1.0%) (a)	1,217	13,962
JNL/Mellon Capital Management Bond Index Fund (3.0%) (a)	4,449	54,363
JNL/Mellon Capital Management Global Alpha Fund (16.6%) (a)	7,965	81,239
JNL/Mellon Capital Management International Index Fund (4.7%) (a)	6,819	83,328
JNL/Mellon Capital Management Nasdaq 25 Fund (4.3%) (a)	1,311	18,138
JNL/Mellon Capital Management S&P 24 Fund (6.2%) (a)	3,335	36,182
JNL/Mellon Capital Management S&P SMid 60 Fund (3.8%) (a)	1,755	18,310
JNL/Mellon Capital Management Small Cap Index Fund (1.3%) (a)	1,081	13,856
JNL/Mellon Capital Management Value Line 30 Fund (4.0%) (a)	2,476	27,330
JNL/PIMCO Real Return Fund (0.3%) (a)	700	9,028
JNL/PPM America High Yield Bond Fund (0.4%) (a)	1,269	9,153
JNL/Red Rocks Listed Private Equity Fund (8.8%) (a)	6,453	60,207

Total Investment Companies (cost $898,144)		911,051

Total Investments - 100.0% (cost $898,144)		911,051
Other Assets and Liabilities, Net - (0.0%)		(156)

Total Net Assets - 100.0%		$910,895

JNL/American Funds Balanced Allocation Fund (b)

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.2%)	1,093	$10,980
American Funds Insurance Series - Bond Fund (0.3%)	2,090	23,594

	Shares/Par (p)	Value
American Funds Insurance Series - Global Bond Fund (0.4%)	958	11,800
American Funds Insurance Series - Global Growth and Income Fund (0.3%)	520	5,492
American Funds Insurance Series - Global Growth Fund (0.2%)	465	10,975
American Funds Insurance Series - Global Small Capitalization Fund (0.3%)	478	9,645
American Funds Insurance Series - Growth Fund (0.1%)	362	22,028
American Funds Insurance Series - Growth-Income Fund (0.6%)	392	15,094
American Funds Insurance Series - High-Income Bond Fund (0.7%)	1,392	15,536
American Funds Insurance Series - International Fund (0.0%)	232	4,109
American Funds Insurance Series - New World Fund (0.4%)	478	10,966
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.2%)	661	8,431

Total Investment Companies (cost $145,246)		148,650

Total Investments - 100.0% (cost $145,246)		148,650
Other Assets and Liabilities, Net - (0.0%)		(65)

Total Net Assets - 100.0%		$148,585

JNL/American Funds Growth Allocation Fund (b)

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.2%)	982	$9,866
American Funds Insurance Series - Bond Fund (0.0%)	371	4,190
American Funds Insurance Series - Global Bond Fund (0.3%)	567	6,981
American Funds Insurance Series - Global Growth and Income Fund (0.2%)	467	4,935
American Funds Insurance Series - Global Growth Fund (0.2%)	502	11,843
American Funds Insurance Series - Global Small Capitalization Fund (0.3%)	490	9,888
American Funds Insurance Series - Growth Fund (0.1%)	324	19,746
American Funds Insurance Series - Growth-Income Fund (0.1%)	308	11,839
American Funds Insurance Series - High-Income Bond Fund (0.3%)	636	7,097
American Funds Insurance Series - International Fund (0.1%)	279	4,933
American Funds Insurance Series - New World Fund (0.4%)	474	10,858
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.1%)	219	2,793

Total Investment Companies (cost $101,548)		104,969

Total Investments - 100.0% (cost $101,548)		104,969
Other Assets and Liabilities, Net - (0.0%)		(45)

Total Net Assets - 100.0%		$104,924

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL Disciplined Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (5.0%) (a)	4,157	$49,221
JNL/Goldman Sachs Emerging Markets Debt Fund (1.7%) (a)	1,120	15,804
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.7%) (a)	2,042	28,768
JNL/Mellon Capital Management 25 Fund (1.9%) (a)	848	12,896
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (27.1%) (a)	2,072	21,175
JNL/Mellon Capital Management Emerging Markets Index Fund (11.7%) (a)	4,397	46,917
JNL/Mellon Capital Management International Index Fund (3.3%) (a)	4,795	58,596
JNL/Mellon Capital Management Pacific Rim 30 Fund (12.3%) (a)	967	12,352
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (5.3%) (a)	3,587	51,867
JNL/Mellon Capital Management S&P SMid 60 Fund (1.2%) (a)	546	5,695
JNL/Mellon Capital Management Small Cap Index Fund (4.6%) (a)	3,836	49,172
JNL/Neuberger Berman Strategic Income Fund (10.2%) (a)	781	8,235
JNL/PIMCO Real Return Fund (1.2%) (a)	2,756	35,526
JNL/PIMCO Total Return Bond Fund (1.0%) (a)	4,418	57,703
JNL/PPM America Floating Rate Income Fund (2.6%) (a)	1,647	17,457
JNL/PPM America High Yield Bond Fund (2.0%) (a)	5,991	43,192
JNL/PPM America Total Return Fund (11.8%) (a)	4,870	57,608
JNL/S&P Competitive Advantage Fund (9.7%) (a)	6,351	79,641
JNL/S&P Dividend Income & Growth Fund (2.4%) (a)	2,699	30,744
JNL/S&P Intrinsic Value Fund (7.0%) (a)	4,507	49,266
JNL/S&P Total Yield Fund (4.0%) (a)	2,002	20,737
JNL/T. Rowe Price Short-Term Bond Fund (0.4%) (a)	854	8,597

Total Investment Companies (cost $725,376)		761,169

Total Investments - 100.0% (cost $725,376)		761,169
Other Assets and Liabilities, Net - (0.0%)		(115)

Total Net Assets - 100.0%		$761,054

JNL Disciplined Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (2.8%) (a)	2,324	$27,521
JNL/Goldman Sachs Emerging Markets Debt Fund (1.6%) (a)	1,052	14,838
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.8%) (a)	922	12,985
JNL/Mellon Capital Management 25 Fund (3.1%) (a)	1,374	20,900
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (43.9%) (a)	3,354	34,279

	Shares/Par (p)	Value
JNL/Mellon Capital Management Emerging Markets Index Fund (21.4%) (a)	8,076	86,167
JNL/Mellon Capital Management International Index Fund (5.5%) (a)	7,839	95,797
JNL/Mellon Capital Management Pacific Rim 30 Fund (20.3%) (a)	1,596	20,403
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (8.5%) (a)	5,807	83,966
JNL/Mellon Capital Management S&P SMid 60 Fund (1.9%) (a)	892	9,302
JNL/Mellon Capital Management Small Cap Index Fund (6.6%) (a)	5,503	70,543
JNL/Neuberger Berman Strategic Income Fund (2.7%) (a)	207	2,180
JNL/PIMCO Real Return Fund (0.6%) (a)	1,428	18,412
JNL/PIMCO Total Return Bond Fund (0.5%) (a)	2,214	28,911
JNL/PPM America Floating Rate Income Fund (2.2%) (a)	1,352	14,335
JNL/PPM America High Yield Bond Fund (1.5%) (a)	4,435	31,978
JNL/PPM America Total Return Fund (6.3%) (a)	2,614	30,921
JNL/S&P Competitive Advantage Fund (10.3%) (a)	6,785	85,082
JNL/S&P Dividend Income & Growth Fund (2.4%) (a)	2,618	29,820
JNL/S&P Intrinsic Value Fund (8.7%) (a)	5,584	61,034
JNL/S&P Total Yield Fund (7.5%) (a)	3,738	38,723

Total Investment Companies (cost $777,479)		818,097

Total Investments - 100.0% (cost $777,479)		818,097
Other Assets and Liabilities, Net - (0.0%)		(123)

Total Net Assets - 100.0%		$817,974

JNL Disciplined Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (a)	492	$5,830
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	251	3,543
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.1%) (a)	136	1,915
JNL/Mellon Capital Management 25 Fund (1.2%) (a)	555	8,448
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (19.7%) (a)	1,504	15,371
JNL/Mellon Capital Management Emerging Markets Index Fund (12.0%) (a)	4,520	48,225
JNL/Mellon Capital Management International Index Fund (2.5%) (a)	3,609	44,102
JNL/Mellon Capital Management Pacific Rim 30 Fund (9.4%) (a)	742	9,477
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.4%) (a)	2,346	33,921
JNL/Mellon Capital Management S&P SMid 60 Fund (0.8%) (a)	346	3,606
JNL/Mellon Capital Management Small Cap Index Fund (3.0%) (a)	2,495	31,991
JNL/Mellon Capital Management Technology Sector Fund (0.9%) (a)	549	4,061
JNL/Neuberger Berman Strategic Income Fund (0.2%) (a)	12	125
JNL/PIMCO Real Return Fund (0.1%) (a)	280	3,603

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	402	5,243
JNL/PPM America Floating Rate Income Fund (0.6%) (a)	397	4,208
JNL/PPM America High Yield Bond Fund (0.3%) (a)	898	6,476
JNL/PPM America Total Return Fund (1.1%) (a)	459	5,426
JNL/S&P Competitive Advantage Fund (3.8%) (a)	2,494	31,271
JNL/S&P Dividend Income & Growth Fund (0.8%) (a)	877	9,989
JNL/S&P Intrinsic Value Fund (3.3%) (a)	2,136	23,352
JNL/S&P Total Yield Fund (3.1%) (a)	1,562	16,184

Total Investment Companies (cost $304,452)		316,367

Total Investments - 100.0% (cost $304,452)		316,367
Other Assets and Liabilities, Net - (0.0%)		(52)

Total Net Assets - 100.0%		$316,315

JNL/AQR Managed Futures Strategy Fund

SHORT TERM INVESTMENTS - 94.5%

Investment Companies - 86.7%
BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (h)	89,446	$89,446
JNL Money Market Fund, 0.06% (a) (h)	380,041	380,041

		469,487

Treasury Securities - 7.8%
U.S. Treasury Bill, 0.10%, 06/20/13	$42,360	42,339

Total Short Term Investments (cost $511,828)		511,826

Total Investments - 94.5% (cost $511,828)		511,826
Other Assets and Liabilities, Net - 5.5%		29,870

Total Net Assets - 100.0%		$541,696

JNL/BlackRock Commodity Securities Fund* (y)

COMMON STOCKS - 73.3%

ENERGY - 65.6%
Anadarko Petroleum Corp.	359	$26,706
Apache Corp.	461	36,181
Baker Hughes Inc.	274	11,185
Cabot Oil & Gas Corp. - Class A	548	27,249
Cameron International Corp. (c)	500	28,203
Canadian Natural Resources Ltd.	522	15,030
Cenovus Energy Inc.	331	11,094
Chevron Corp.	397	42,916
CNOOC Ltd. - ADR (e)	46	10,144
Coastal Energy Co. (c)	712	14,294
ConocoPhillips	148	8,577
Devon Energy Corp.	493	25,641
Dresser-Rand Group Inc. (c)	519	29,146
Dril-Quip Inc. (c)	210	15,312
Ensco Plc - Class A	380	22,545
EOG Resources Inc.	504	60,854
EQT Corp.	264	15,588
Exxon Mobil Corp.	509	44,064
FMC Technologies Inc. (c)	752	32,194
Halliburton Co.	503	17,432

	Shares/Par (p)	Value
Helmerich & Payne Inc.	268	14,994
Hess Corp.	222	11,748
Marathon Oil Corp.	392	12,030
Marathon Petroleum Corp.	191	12,030
Murphy Oil Corp.	454	27,008
National Oilwell Varco Inc.	644	44,013
Noble Corp.	402	13,999
Noble Energy Inc.	223	22,699
Occidental Petroleum Corp.	380	29,081
Peabody Energy Corp.	326	8,682
Pioneer Natural Resources Co.	162	17,291
Range Resources Corp.	415	26,074
Saipem SpA	258	10,045
Schlumberger Ltd.	385	26,654
Suncor Energy Inc.	916	30,112
Talisman Energy Inc.	1,577	17,839
Technip SA - ADR	540	15,920
Total SA - ADR (e)	273	14,177
Whiting Petroleum Corp. (c)	266	11,519
Other Securities		97,239

		957,509
MATERIALS - 7.7%
Eldorado Gold Corp.	1,085	13,958
First Quantum Minerals Ltd.	645	14,214
Franco-Nevada Corp. (e)	161	9,191
Goldcorp Inc.	363	13,335
Newcrest Mining Ltd.	402	9,396
Southern Copper Corp.	372	14,103
Vale SA - ADR	467	9,782
Other Securities		28,767

		112,746

Total Common Stocks (cost $1,039,023)		1,070,255

COMMODITY INDEXED STRUCTURED NOTES - 7.7%
International Bank for Reconstruction and Development, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.31%, 06/11/13 (f) (i)	$13,700	13,161
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/23/13 (f) (i)	15,000	15,530
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/24/13 (f) (i)	4,000	4,078
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 08/02/13 (f) (i)	7,500	8,859
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 12/04/13 (f) (i)	12,000	11,158
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.21%, 11/26/13 (f) (i)	12,000	10,190
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.22%, 06/17/13 (f) (i)	21,000	23,202
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 11/15/13 (f) (i)	9,000	7,722
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 11/29/13 (f) (i)	9,000	8,467

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 12/05/13 (f) (i)	6,500	6,397
Other Securities		4,099

Total Commodity Indexed Structured Notes (cost $114,700)		112,863

SHORT TERM INVESTMENTS - 22.7%

Investment Company - 5.0%
JNL Money Market Fund, 0.06% (a) (h)	72,052	72,052

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	53,577	53,577

Treasury Securities - 14.0%
U.S. Treasury Bill
0.13%, 01/31/13 (e)	$190,000	189,992
0.10%, 02/14/13 (e)	9,400	9,400
0.06%, 02/28/13 (e)	5,000	5,000

		204,392

Total Short Term Investments (cost $330,011)		330,021

Total Investments - 103.7% (cost $1,483,734)		1,513,139
Other Assets and Liabilities, Net - (3.7%)		(53,369)

Total Net Assets - 100.0%		$1,459,770

JNL/BlackRock Global Allocation Fund* (v) (y)

COMMON STOCKS - 57.0%

CONSUMER DISCRETIONARY - 4.7%
Comcast Corp. - Class A	199	$7,437
Other Securities		67,777

		75,214

CONSUMER STAPLES - 4.0%
Procter & Gamble Co.	103	6,986
Wal-Mart Stores Inc.	78	5,296
Other Securities		51,098

		63,380

ENERGY - 6.9%
BG Group Plc	309	5,162
Marathon Oil Corp.	212	6,496
Marathon Petroleum Corp.	142	8,945
Occidental Petroleum Corp.	106	8,127
Phillips 66	137	7,300
Schlumberger Ltd.	84	5,800
Total SA	57	2,941
Total SA - ADR (e)	71	3,680
Other Securities		61,145

		109,596

FINANCIALS - 9.9%
Bank of America Corp.	471	5,459
CapitaLand Ltd.	710	2,184
Citigroup Inc.	129	5,092
HSBC Holdings Plc	485	5,142
JPMorgan Chase & Co.	179	7,882
St. Joe Co. (c) (e)	266	6,128
Wells Fargo & Co.	243	8,312
Other Securities		117,952

		158,151

	Shares/Par (p)	Value
HEALTH CARE - 7.3%
Johnson & Johnson	88	6,147
Merck & Co. Inc.	140	5,733
Pfizer Inc.	348	8,738
Other Securities		94,827

		115,445

INDUSTRIALS - 5.8%
General Electric Co.	500	10,496
Mitsui & Co. Ltd.	375	5,613
United Technologies Corp.	69	5,687
Other Securities		70,944

		92,740

INFORMATION TECHNOLOGY - 8.1%
Apple Inc.	35	18,581
Google Inc. - Class A (c)	9	6,458
Intel Corp.	289	5,971
Microsoft Corp.	202	5,387
Oracle Corp.	370	12,322
QUALCOMM Inc.	123	7,626
Samsung Electronics Co. Ltd.	7	10,546
Visa Inc. - Class A	47	7,084
Other Securities		55,589

		129,564

MATERIALS - 5.2%
FMC Corp.	96	5,600
Goldcorp Inc.	170	6,236
Syngenta AG	17	6,748
Other Securities		63,470

		82,054

TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	236	7,969
Other Securities		46,311

		54,280

UTILITIES - 1.7%
Other Securities		26,859

Total Common Stocks (cost $843,203)		907,283

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.4%
Other Securities		6,155

CONSUMER STAPLES - 0.1%
Other Securities		1,543

FINANCIALS - 0.5%
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	41	1,137
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	821
Other Securities		5,504

		7,462

INDUSTRIALS - 0.0%
United Technologies Corp., 7.50%	12	685

INFORMATION TECHNOLOGY - 0.1%
Other Securities		1,633

UTILITIES - 0.2%
Other Securities		3,266

Total Preferred Stocks (cost $18,857)		20,744

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	67	1,869
Other Securities		2,569

		4,438

HEALTH CARE - 0.0%
Other Securities		736

Total Trust Preferreds (cost $4,629)		5,174

WARRANTS - 0.0%
Other Securities		52

Total Warrants (cost $4)		52

PURCHASED OPTIONS - 0.6%
Apple Inc. Call Option, Strike Price 635, Expiration 02/16/13	68	26
Bank of America Corp. Call Option, Strike Price 17, Expiration 01/18/14, GSI	379,836	137
Citigroup Inc. Call Option, Strike Price 50, Expiration 01/18/14, GSI, 01/17/14	379,836	891
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	10
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/17/14, DUB	247,547	42
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	4
JPMorgan Chase & Co. Call Option, Strike Price 60, Expiration 01/18/14, GSI	379,836	209
Microsoft Corp. Call Option, Strike Price 45, Expiration 01/18/14, GSI	379,836	19
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	61
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	11
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	34,944	107
Other Securities		7,602

Total Purchased Options (cost $11,927)		9,119

INVESTMENT COMPANIES - 2.6%
iShares Gold Trust Fund (a) (c)	435	7,084
SPDR Gold Trust (c)	177	28,648
Other Securities		4,943

Total Investment Companies (cost $41,552)		40,675

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 2.51%, 11/15/15 (i) (r)	$2,155	2,150

Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,133)		2,150

CORPORATE BONDS AND NOTES - 6.3%

CONSUMER DISCRETIONARY - 0.7%
Other Securities		10,789

CONSUMER STAPLES - 0.2%
Other Securities		3,607

ENERGY - 0.7%
Other Securities		10,903

	Shares/Par (p)	Value
FINANCIALS - 3.1%
Bank of America Corp., 1.50%, 10/09/15	1,980	1,990
CapitaLand Ltd. Convertible Bond
2.10%, 11/15/16, SGD	1,750	1,442
3.13%, 03/05/18, SGD	1,500	1,322
2.95%, 06/20/22 (q), SGD	3,750	3,039
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	720	729
General Electric Capital Corp. - Series B 6.25% (callable at 100 beginning 12/15/22) (m)	1,300	1,416
5.63%, 05/01/18	882	1,047
HSBC USA Inc., 1.63%, 01/16/18	1,200	1,201
JPMorgan Chase Bank NA, 0.64%, 06/13/16 (i)	1,000	972
Other Securities		35,289

		48,447

HEALTH CARE - 0.7%
Other Securities		11,380

INDUSTRIALS - 0.2%
Other Securities		3,816

INFORMATION TECHNOLOGY - 0.2%
Other Securities		3,032

MATERIALS - 0.3%
Other Securities		4,422

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		3,822

UTILITIES - 0.0%
Other Securities		217

Total Corporate Bonds and Notes (cost $96,339)		100,435

GOVERNMENT AND AGENCY OBLIGATIONS - 15.2%

GOVERNMENT SECURITIES - 15.1%

Sovereign - 8.3%
Australia Government Bond
5.50%, 12/15/13, AUD	3,835	4,089
5.50%, 12/15/13, AUD	375	400
5.75%, 05/15/21, AUD	6,496	8,036
5.75%, 07/15/22, AUD	1,895	2,373
5.50%, 04/21/23, AUD	13,594	16,834
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	18,937	9,742
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	11,089	17,266
3.50%, 07/04/19, EUR	8,720	13,595
Canadian Government Bond
4.00%, 06/01/16, CAD	1,551	1,699
1.50%, 03/01/17, CAD	2,748	2,779
3.50%, 06/01/20, CAD	2,033	2,309
Hong Kong Government Bond
4.13%, 02/22/13, HKD	7,500	974
2.03%, 03/18/13, HKD	17,800	2,306
1.67%, 03/24/14, HKD	7,400	973
3.51%, 12/08/14, HKD	13,850	1,903
1.69%, 12/22/14, HKD	5,800	771
Malaysia Government Bond
3.21%, 05/31/13, MYR	9,951	3,256
3.46%, 07/31/13, MYR	4,747	1,556
5.09%, 04/30/14, MYR	9,423	3,163
Turkey Government Bond
0.00%,02/20/13 (j), TRY	1,791	996
0.00%,05/15/13 (j), TRY	4,389	2,405
7.50%, 09/24/14, TRY	6,397	3,667

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Turkey Government International Bond, 6.75%, 04/03/18	2,900	3,505
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	10,770	21,604
Other Securities		6,022

		132,223

Treasury Inflation Index Securities - 0.9%
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/22 (s), BRL	9,785	13,154
Other Securities		1,967

		15,121

U.S. Treasury Securities - 5.9%
U.S. Treasury Note
2.25%, 03/31/16	15,012	15,907
0.63%, 09/30/17	7,728	7,714
1.38%, 09/30/18	7,909	8,130
1.00%, 09/30/19	5,577	5,539
1.25%, 10/31/19	1,916	1,932
3.50%, 05/15/20	24,873	28,877
2.63%, 08/15/20	13,630	14,968
2.00%, 11/15/21	2,249	2,334
1.75%, 05/15/22	2,805	2,829
1.63%, 11/15/22	5,891	5,826

		94,056

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%

Federal National Mortgage Association - 0.1%
Other Securities		1,054

Total Government and Agency Obligations (cost $238,048)		242,454

SHORT TERM INVESTMENTS - 22.3%

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	96,073	96,073

Treasury Securities - 16.3%
German Treasury Bill
0.00%,01/09/13 (j), EUR	808	1,067
0.00%,01/23/13 (j), EUR	808	1,067
Japan Treasury Bill
0.00%,01/16/13, JPY	280,000	3,232
0.00%,02/20/13, JPY	300,000	3,462
0.00%,03/11/13, JPY	210,000	2,424
0.00%,03/11/13, JPY	310,000	3,578
Mexican Cetes
0.34%, 03/21/13, MXN	80,797	6,192
0.34%, 04/04/13, MXN	69,973	5,354
Singapore Treasury Bill
0.16%, 01/10/13, SGD	1,184	969
0.16%, 01/24/13, SGD	2,802	2,293
0.18%, 01/31/13, SGD	10,021	8,202
0.23%, 02/07/13, SGD	4,400	3,601
U.S. Treasury Bill
0.06%, 01/03/13 (e)	$8,360	8,360
0.08%, 01/17/13 (e)	17,920	17,920
0.13%, 01/31/13	35,000	34,998
0.15%, 02/07/13	17,370	17,369
0.10%, 02/14/13 (e)	13,875	13,875
0.10%, 02/21/13	34,770	34,769
0.20%, 03/07/13	29,400	29,398
0.08%, 03/14/13 (e)	46,240	46,237
0.09%, 03/21/13 (e)	9,555	9,554

	Shares/Par (p)	Value
0.16%, 04/04/13 (e)	5,800	5,799

		259,720

Total Short Term Investments (cost $356,473)		355,793

Total Investments - 105.7% (cost $1,613,165)		1,683,879
Other Assets and Liabilities, Net - (5.7%)		(90,821)

Total Net Assets - 100.0%		$1,593,058

JNL/Brookfield Global Infrastructure Fund

COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 0.8%
Eutelsat Communications Group SA	71	$2,355

ENERGY - 43.9%
Access Midstream Partners LP	224	7,524
Enbridge Inc. (e)	363	15,698
Energy Transfer Equity LP	159	7,224
Enterprise Products Partners LP	167	8,355
EQT Midstream Partners LP	96	2,981
Inergy LP	331	6,015
Keyera Corp. (e)	83	4,123
Kinder Morgan Inc.	422	14,918
MarkWest Energy Partners LP	117	5,981
MPLX LP (c)	104	3,234
Pembina Pipeline Corp. (e)	154	4,410
Spectra Energy Corp.	382	10,453
Sunoco Logistics Partners LP	148	7,364
Targa Resources Corp.	68	3,614
TransCanada Corp. (e)	282	13,345
Veresen Inc. (e)	124	1,477
Western Gas Equity Partners LP (c)	83	2,498
Williams Cos. Inc.	366	11,973

		131,187

FINANCIALS - 5.3%
American Tower Corp.	204	15,764

INDUSTRIALS - 14.4%
Abertis Infraestructuras SA - Class A	249	4,115
Anhui Expressway Co. - Class H	76	43
Beijing Enterprises Holdings Ltd. (e)	538	3,526
DP World Ltd.	230	2,723
Ferrovial SA	433	6,447
Flughafen Zuerich AG (e)	10	4,433
Groupe Eurotunnel SA	956	7,426
Guangshen Railway Co. Ltd. - Class H	187	75
Hutchison Port Holdings Trust	1,348	1,079
Jiangsu Expressway Co. Ltd. - Class H	416	434
Koninklijke Vopak NV	63	4,425
Norfolk Southern Corp.	72	4,452
Sichuan Expressway Co. Ltd. - Class H	85	31
Union Pacific Corp.	31	3,847
Zhejiang Expressway Co. Ltd. - Class H	69	54

		43,110

TELECOMMUNICATION SERVICES - 6.3%
Crown Castle International Corp. (c)	165	11,932
SBA Communications Corp. (c)	96	6,839

		18,771

UTILITIES - 26.4%
China Resources Gas Group Ltd.	32	65
Hong Kong & China Gas Co. Ltd.	2,270	6,238
National Grid Plc	1,290	14,793
Northeast Utilities	113	4,428

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Oneok Inc.	208	8,904
PG&E Corp.	220	8,840
Sempra Energy	131	9,275
Snam Rete Gas SpA	1,137	5,308
Southwest Gas Corp.	104	4,430
Spark Infrastructure Group	822	1,437
Tokyo Gas Co. Ltd.	1,551	7,085
Transmissora Alianca de Energia Eletrica SA (q)	215	2,285
United Utilities Group Plc	540	5,946

		79,034

Total Common Stocks (cost $268,322)		290,221

SHORT TERM INVESTMENTS - 14.1%

Investment Company - 5.7%
JNL Money Market Fund, 0.06% (a) (h)	17,095	17,095

Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	25,166	25,166

Total Short Term Investments (cost $42,261)		42,261

Total Investments - 111.2% (cost $310,583)		332,482
Other Assets and Liabilities, Net - (11.2%)		(33,469)

Total Net Assets - 100.0%		$299,013

JNL/Capital Guardian Global Balanced Fund* (y)

COMMON STOCKS - 64.6%

CONSUMER DISCRETIONARY - 7.9%
GKN Plc (q)	590	$2,227
Home Depot Inc.	38	2,319
Other Securities		28,558

		33,104

CONSUMER STAPLES - 3.9%
Imperial Tobacco Group Plc	46	1,792
Nestle SA	65	4,222
Pernod-Ricard SA	39	4,474
Other Securities		5,975

		16,463

ENERGY - 5.4%
Halliburton Co.	99	3,445
Other Securities		19,097

		22,542

FINANCIALS - 13.8%
ACE Ltd.	32	2,514
AIA Group Ltd. (q)	1,212	4,807
American Tower Corp.	44	3,377
BB&T Corp.	80	2,329
BlackRock Inc.	11	2,253
BNP Paribas	27	1,528
Goldman Sachs Group Inc.	18	2,296
HSBC Holdings Plc	288	3,053
HSBC Holdings Plc	100	1,056
Industrial & Commercial Bank of China - Class H	5,081	3,667
JPMorgan Chase & Co.	40	1,746
Marsh & McLennan Cos. Inc.	75	2,575
Sberbank of Russia - ADR (c)	182	2,283
Sberbank of Russia - GDR (q)	51	625

	Shares/Par (p)	Value
Other Securities		23,239

		57,348

HEALTH CARE - 8.1%
Bayer AG	46	4,377
Bristol-Myers Squibb Co.	168	5,465
Gilead Sciences Inc. (c)	119	8,726
Seattle Genetics Inc. (c) (e)	112	2,594
Other Securities		12,402

		33,564

INDUSTRIALS - 8.0%
Beijing Enterprises Holdings Ltd. (e)	333	2,181
Caterpillar Inc.	40	3,610
Danaher Corp.	40	2,253
Eaton Corp. Plc	80	4,358
Schneider Electric SA	43	3,115
Other Securities		17,669

		33,186

INFORMATION TECHNOLOGY - 9.4%
Apple Inc.	5	2,665
ASML Holding NV	38	2,469
Genpact Ltd.	170	2,629
Google Inc. - Class A (c)	5	3,263
Murata Manufacturing Co. Ltd.	49	2,885
Oracle Corp.	65	2,179
Oracle Corp. Japan	27	1,121
Samsung Electronics Co. Ltd.	2	2,468
Samsung Electronics Co. Ltd. - GDR	—	215
Other Securities		19,133

		39,027

MATERIALS - 4.3%
Monsanto Co.	33	3,076
Syngenta AG	7	2,651
Other Securities		12,130

		17,857

TELECOMMUNICATION SERVICES - 3.7%
AT&T Inc.	53	1,790
Oi SA	59	264
Oi SA - ADR	19	81
Oi SA - ADR (e)	256	1,025
SoftBank Corp.	99	3,628
Other Securities		8,563

		15,351

UTILITIES - 0.1%
Other Securities		449

Total Common Stocks (cost $235,188)		268,891

PREFERRED STOCKS - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Other Securities		—

MATERIALS - 0.3%
Other Securities		1,187

TELECOMMUNICATION SERVICES - 0.2%
Oi SA	247	1,004

Total Preferred Stocks (cost $2,329)		2,191

RIGHTS - 0.0%
Other Securities		12

Total Rights (cost $0)		12

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 7.0%

CONSUMER DISCRETIONARY - 0.5%
Other Securities		1,990

CONSUMER STAPLES - 0.5%
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	$250	400
Other Securities		1,799

		2,199

ENERGY - 0.7%
Other Securities		2,682

FINANCIALS - 2.8%
BNP Paribas, 5.00%, 01/15/21 (e)	500	562
Goldman Sachs Group Inc., 5.25%, 07/27/21	575	655
HSBC Bank Plc, 4.75%, 01/19/21 (q)	585	675
JPMorgan Chase & Co., 3.25%, 09/23/22	350	360
Other Securities		9,251

		11,503

HEALTH CARE - 0.8%
Gilead Sciences Inc., 4.40%, 12/01/21	60	68
Other Securities		3,283

		3,351

INDUSTRIALS - 0.3%
Other Securities		1,341

INFORMATION TECHNOLOGY - 0.2%
Other Securities		914

MATERIALS - 0.2%
Other Securities		699

TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.95%, 05/15/16	500	529
Other Securities		1,310

		1,839

UTILITIES - 0.6%
Other Securities		2,527

Total Corporate Bonds and Notes (cost $27,174)		29,045

GOVERNMENT AND AGENCY OBLIGATIONS - 24.9%

GOVERNMENT SECURITIES - 20.3%

Municipals - 0.1%
Other Securities		239

Sovereign - 15.0%
Bundesrepublik Deutschland
3.75%, 07/04/13, EUR	160	215
4.00%, 07/04/16, EUR	250	375
3.00%, 07/04/20, EUR	1,650	2,513
2.25%, 09/04/21, EUR	1,350	1,949
3.25%, 07/04/42, EUR	350	575
Canadian Government Bond
4.50%, 06/01/15, CAD	575	624
4.25%, 06/01/18, CAD	1,800	2,074
3.25%, 06/01/21, CAD	300	338
Japan Government Bond
1.50%, 09/20/14, JPY	120,000	1,418
1.70%, 09/20/17, JPY	400,000	4,948
1.00%, 09/20/20, JPY	80,000	958
1.20%, 06/20/21, JPY	365,000	4,422
2.00%, 12/20/25, JPY	95,000	1,213
1.60%, 03/20/32, JPY	40,000	453
2.30%, 12/20/35, JPY	85,000	1,064
Mexican Bonos
9.50%, 12/18/14, MXN	19,000	1,600

	Shares/Par (p)	Value
8.00%, 12/17/15, MXN	14,000	1,174
8.00%, 06/11/20, MXN	3,000	272
6.50%, 06/10/21, MXN	2,500	209
10.00%, 12/05/24, MXN	13,000	1,407
10.00%, 11/20/36, MXN	2,500	280
8.50%, 11/18/38, MXN	500	49
Mexico Government International Bond
5.95%, 03/19/19 (e)	110	135
5.13%, 01/15/20	350	418
3.63%, 03/15/22 (e)	156	171
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,783
4.00%, 07/15/19, EUR	600	946
Poland Government Bond
5.75%, 04/25/14, PLN	3,000	1,001
5.25%, 10/25/17, PLN	1,990	701
5.25%, 10/25/20, PLN	3,000	1,087
5.75%, 10/25/21, PLN	5,125	1,921
5.75%, 09/23/22, PLN	1,500	568
Poland Government International Bond, 5.13%, 04/21/21	215	255
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,076
2.25%, 06/01/21, SGD	1,300	1,156
Sweden Government Bond
6.75%, 05/05/14, SEK	3,750	622
4.50%, 08/12/15, SEK	5,000	841
3.50%, 06/01/22, SEK	15,970	2,875
United Kingdom Treasury Bond
2.25%, 03/07/14, GBP	225	374
2.00%, 01/22/16, GBP	250	425
3.75%, 09/07/19, GBP	540	1,020
3.75%, 09/07/21, GBP	440	839
5.00%, 03/07/25, GBP	400	858
4.50%, 09/07/34, GBP	350	722
4.25%, 12/07/40, GBP	240	476
Other Securities		14,294

		62,694

Treasury Inflation Index Securities - 0.8%
Mexican Udibonos Inflation Linked Bond, 4.00%, 11/15/40 (s), MXN	2,475	250
Poland Government Treasury Inflation Indexed Bond, 2.75%, 08/25/23 (n), PLN	144	53
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	1,565	1,651
0.13%, 04/15/17 (n)	204	218
0.13%, 07/15/22 (n)	176	191
Other Securities		817

		3,180

U.S. Treasury Securities - 4.4%
U.S. Treasury Bond
4.38%, 02/15/38	1,750	2,270
3.13%, 02/15/42	125	131
U.S. Treasury Note
2.75%, 02/28/13	1,270	1,275
4.25%, 08/15/13	4,025	4,127
1.25%, 02/15/14	1,175	1,189
1.38%, 11/30/15	3,500	3,603
0.63%, 08/31/17	1,320	1,319
3.50%, 05/15/20	2,000	2,322
2.13%, 08/15/21	650	683
1.75%, 05/15/22	650	656
1.63%, 11/15/22 (e)	974	963

		18,538

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.6%

Federal Home Loan Mortgage Corp. - 0.3%
Other Securities		1,477

Federal National Mortgage Association - 3.9%
Federal National Mortgage Association
3.50%, 12/01/25	584	620
3.50%, 01/15/26, TBA (g)	640	679
2.50%, 11/01/27	1,416	1,482
2.50%, 01/15/28, TBA (g)	810	847
3.50%, 01/15/41, TBA (g)	3,130	3,337
4.50%, 01/15/41, TBA (g)	1,975	2,133
4.00%, 02/01/41	1,818	1,951
4.00%, 03/01/41	1,001	1,075
2.52%, 01/01/43, TBA (f) (g)	750	783
3.00%, 01/15/43, TBA (g)	3,025	3,170

		16,077

Government National Mortgage Association - 0.4%
Other Securities		1,603

Total Government and Agency Obligations (cost $100,598)		103,808

SHORT TERM INVESTMENTS - 9.9%

Investment Company - 5.7%
JNL Money Market Fund, 0.06% (a) (h)	23,696	23,696

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	17,278	17,278

Total Short Term Investments (cost $40,974)		40,974

Total Investments - 106.9% (cost $406,263)		444,921
Other Assets and Liabilities, Net - (6.9%)		(28,646)

Total Net Assets - 100.0%		$416,275

JNL/Capital Guardian Global Diversified Research Fund* (y)

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 10.9%
Carnival Corp.	103	$3,787
Comcast Corp. - Class A	104	3,899
Sirius XM Radio Inc. (e)	1,029	2,973
Starbucks Corp.	66	3,550
Time Warner Cable Inc.	28	2,692
Other Securities		20,714

		37,615

CONSUMER STAPLES - 6.9%
Coca-Cola Amatil Ltd.	338	4,743
Imperial Tobacco Group Plc	111	4,305
Nestle SA	47	3,067
Pernod-Ricard SA	32	3,709
Other Securities		7,831

		23,655

ENERGY - 10.4%
Cenovus Energy Inc.	87	2,922
Chevron Corp.	39	4,217
Halliburton Co.	107	3,705
Royal Dutch Shell Plc - Class A	119	4,106
Tullow Oil Plc	133	2,779

	Shares/Par (p)	Value
Other Securities		18,014

		35,743

FINANCIALS - 21.4%
AIA Group Ltd.	851	3,374
American Tower Corp.	111	8,608
Aon Plc - Class A	45	2,496
Bank of China Ltd. - Class H	5,185	2,348
Barclays Plc	749	3,252
BlackRock Inc.	12	2,460
Cheung Kong Holdings Ltd.	179	2,785
Hana Financial Group Inc.	118	3,846
Industrial & Commercial Bank of China - Class H	3,605	2,602
Link Real Estate Investment Trust	1,052	5,271
Partners Group Holding AG (e) (q)	12	2,722
Sampo Oyj - Class A	89	2,869
Sumitomo Mitsui Financial Group Inc.	94	3,427
Other Securities		27,395

		73,455

HEALTH CARE - 13.5%
Bayer AG	65	6,183
Bristol-Myers Squibb Co.	152	4,947
Express Scripts Holding Co. (c)	51	2,765
Gilead Sciences Inc. (c)	205	15,028
Novo-Nordisk A/S - Class B	17	2,805
Roche Holding AG	17	3,456
Seattle Genetics Inc. (c) (e)	184	4,269
Other Securities		6,831

		46,284

INDUSTRIALS - 9.6%
Assa Abloy AB - Class B	101	3,798
Caterpillar Inc.	28	2,544
Danaher Corp.	65	3,622
Eaton Corp. Plc	65	3,496
Jardine Matheson Holdings Ltd.	39	2,446
Schneider Electric SA	45	3,269
Sumitomo Electric Industries Ltd.	277	3,196
Other Securities		10,783

		33,154

INFORMATION TECHNOLOGY - 13.1%
Apple Inc.	16	8,742
ASML Holding NV	27	1,715
ASML Holding NV - ADR (e)	11	734
Oracle Corp.	114	3,785
Samsung Electronics Co. Ltd.	4	5,957
Samsung Electronics Co. Ltd. - GDR	2	1,221
Other Securities		23,072

		45,226

MATERIALS - 8.0%
Inmet Mining Corp.	33	2,448
Syngenta AG	10	3,980
Other Securities		21,090

		27,518

TELECOMMUNICATION SERVICES - 3.9%
Bharti Airtel Ltd.	436	2,540
HKT Trust (q)	3,530	3,467
Singapore Telecommunications Ltd.	1,060	2,884
Other Securities		4,592

		13,483

Total Common Stocks (cost $279,761)		336,133

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
RIGHTS - 0.0%
Other Securities		56

Total Rights (cost $0)		56

SHORT TERM INVESTMENTS - 7.2%

Investment Company - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	8,282	8,282

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	16,648	16,648

Total Short Term Investments (cost $24,930)		24,930

Total Investments - 104.9% (cost $304,691)		361,119
Other Assets and Liabilities, Net - (4.9%)		(16,915)

Total Net Assets - 100.0%		$344,204

JNL/DFA U.S. Core Equity Fund* (y)

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 13.1%
Amazon.com Inc. (c)	5	$1,243
Comcast Corp. - Class A	39	1,468
Comcast Corp. - Special Class A	12	424
Home Depot Inc.	21	1,324
McDonald’s Corp.	14	1,226
News Corp. - Class A	29	751
News Corp. - Class B	8	207
Time Warner Cable Inc.	6	554
Time Warner Inc.	18	880
Walt Disney Co.	30	1,499
Other Securities		20,647

		30,223

CONSUMER STAPLES - 9.5%
Altria Group Inc.	28	875
Coca-Cola Bottling Co.	—	13
Coca-Cola Co.	54	1,952
Coca-Cola Enterprises Inc.	1	35
CVS Caremark Corp.	24	1,178
Mondelez International Inc. - Class A	32	821
PepsiCo Inc.	21	1,456
Philip Morris International Inc.	23	1,964
Procter & Gamble Co.	37	2,498
Wal-Mart Stores Inc.	24	1,652
Other Securities		9,482

		21,926

ENERGY - 10.8%
Chevron Corp.	38	4,074
Exxon Mobil Corp.	64	5,540
Occidental Petroleum Corp.	15	1,111
Schlumberger Ltd.	17	1,206
Other Securities		12,954

		24,885

FINANCIALS - 14.6%
American Express Co.	14	799
Berkshire Hathaway Inc. - Class B (c)	19	1,748
Citigroup Inc.	18	708
Goldman Sachs Group Inc.	9	1,097
JPMorgan Chase & Co.	44	1,917
U.S. Bancorp	36	1,148
Wells Fargo & Co.	95	3,249

	Shares/Par (p)	Value
Other Securities		23,043

		33,709

HEALTH CARE - 12.6%
Abbott Laboratories	21	1,408
Amgen Inc.	11	958
Bristol-Myers Squibb Co.	23	750
Gilead Sciences Inc. (c)	10	749
Johnson & Johnson	39	2,699
Merck & Co. Inc.	49	2,018
Pfizer Inc.	143	3,574
UnitedHealth Group Inc.	14	759
Other Securities		16,005

		28,920

INDUSTRIALS - 12.5%
3M Co.	9	854
Boeing Co.	10	731
General Electric Co.	190	3,978
Union Pacific Corp.	9	1,144
United Technologies Corp.	12	957
Other Securities		21,120

		28,784

INFORMATION TECHNOLOGY - 14.8%
Apple Inc.	13	6,829
eBay Inc. (c)	16	809
EMC Corp. (c)	28	712
Google Inc. - Class A (c)	4	2,506
International Business Machines Corp.	15	2,790
Microsoft Corp.	103	2,757
Oracle Corp.	52	1,748
QUALCOMM Inc.	17	1,037
Visa Inc. - Class A	7	1,076
Other Securities		13,753

		34,017

MATERIALS - 4.2%
Other Securities		9,662

TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.	111	3,730
Verizon Communications Inc.	45	1,930
Other Securities		2,392

		8,052

UTILITIES - 4.1%
Other Securities		9,528

Total Common Stocks (cost $213,507)		229,706

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 0.6%
JNL Money Market Fund, 0.06% (a) (h)	1,382	1,382

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	6,882	6,882

Total Short Term Investments (cost $8,264)		8,264

Total Investments - 103.3% (cost $221,771)		237,970
Other Assets and Liabilities, Net - (3.3%)		(7,703)

Total Net Assets - 100.0%		$230,267

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/Eagle SmallCap Equity Fund* (y)

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 18.0%
Bally Technologies Inc. (c)	467	$20,864
Chico’s FAS Inc.	794	14,661
Francesca’s Holdings Corp. (c) (e)	554	14,371
Genesco Inc. (c)	718	39,489
Meritage Homes Corp. (c)	466	17,419
SHFL Entertainment Inc. (c)	1,415	20,520
Steven Madden Ltd. (c)	317	13,386
Vitamin Shoppe Inc. (c)	467	26,814
Other Securities		61,875

		229,399

CONSUMER STAPLES - 3.1%
The Fresh Market Inc. (c)	323	15,539
WhiteWave Foods Co. - Class A (c) (e)	792	12,304
Other Securities		11,299

		39,142

ENERGY - 8.9%
Geospace Technologies Corp. (c)	452	40,191
Gulfport Energy Corp. (c)	428	16,343
Lufkin Industries Inc.	416	24,165
Oasis Petroleum Inc. (c)	581	18,489
Other Securities		13,880

		113,068

FINANCIALS - 6.9%
Validus Holdings Ltd.	499	17,264
Other Securities		70,225

		87,489

HEALTH CARE - 20.7%
Air Methods Corp. (e)	348	12,844
Ariad Pharmaceuticals Inc. (c)	642	12,323
ArthroCare Corp. (c)	560	19,377
Centene Corp. (c)	439	18,010
Cooper Cos. Inc.	177	16,363
HeartWare International Inc. (c) (e)	162	13,583
MedAssets Inc. (c)	900	15,095
Onyx Pharmaceuticals Inc. (c)	199	15,063
PAREXEL International Corp. (c)	508	15,028
Salix Pharmaceuticals Ltd. (c)	361	14,607
Sirona Dental Systems Inc. (c)	358	23,067
Thoratec Corp. (c)	394	14,784
United Therapeutics Corp. (c)	358	19,116
Other Securities		54,920

		264,180

INDUSTRIALS - 16.5%
Geo Group Inc.	859	24,230
Hexcel Corp. (c)	702	18,930
Landstar System Inc.	229	11,992
Regal-Beloit Corp.	191	13,438
Terex Corp. (c)	621	17,452
Triumph Group Inc.	285	18,618
Waste Connections Inc.	510	17,248
Other Securities		87,982

		209,890

INFORMATION TECHNOLOGY - 18.7%
Cavium Inc. (c) (e)	462	14,428
Coherent Inc.	355	17,981
Cornerstone OnDemand Inc. (c)	447	13,203
Fortinet Inc. (c)	878	18,493
IPG Photonics Corp. (e)	229	15,279
Monster Worldwide Inc. (c) (e)	3,033	17,044

	Shares/Par (p)	Value
Nice Systems Ltd. - ADR (c)	467	15,625
QLIK Technologies Inc. (c)	670	14,555
Riverbed Technology Inc. (c)	736	14,516
Teradyne Inc. (c)	909	15,353
Other Securities		82,107

		238,584

MATERIALS - 6.4%
Georgia Gulf Corp. (e)	379	15,656
Huntsman Corp.	870	13,834
Quaker Chemical Corp.	304	16,390
RTI International Metals Inc. (c)	650	17,907
Texas Industries Inc. (c) (e)	343	17,521

		81,308

Total Common Stocks (cost $1,143,547)		1,263,060

SHORT TERM INVESTMENTS - 11.8%

Investment Company - 1.2%
JNL Money Market Fund, 0.06% (a) (h)	14,816	14,816

Securities Lending Collateral - 10.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	134,778	134,778

Total Short Term Investments (cost $149,594)		149,594

Total Investments - 111.0% (cost $1,293,141)		1,412,654
Other Assets and Liabilities, Net - (11.0%)		(139,616)

Total Net Assets - 100.0%		$1,273,038

JNL/Eastspring Investments Asia ex-Japan Fund* (y)

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 10.5%
Belle International Holdings Ltd.	1,039	$2,298
Focus Media Holding Ltd. - ADR	84	2,157
Genting Malaysia Bhd	2,015	2,352
Hankook Tire Co. Ltd. (c)	42	1,827
Hankook Tire Worldwide Co. Ltd.	6	117
Hyundai Motor Co.	14	2,865
Parkson Retail Group Ltd. (e)	2,798	2,274
Other Securities		2,077

		15,967

CONSUMER STAPLES - 3.8%
Golden Agri-Resources Ltd.	3,309	1,781
Wumart Stores Inc. - Class H (e)	665	1,438
Other Securities		2,527

		5,746

ENERGY - 5.9%
China Shenhua Energy Co. Ltd. - Class H	693	3,102
PetroChina Co. Ltd. - Class H	1,500	2,164
Reliance Industries Ltd.	119	1,842
Other Securities		1,819

		8,927

FINANCIALS - 33.5%
AMMB Holdings Bhd	830	1,844
Bangkok Bank PCL	288	1,978
Bangkok Bank PCL - NVDR	169	1,088
Bank Negara Indonesia Persero Tbk PT	7,658	2,951
Bank of China Ltd. - Class H	3,683	1,668
Bank Rakyat Indonesia Persero Tbk PT	2,077	1,506
Cheung Kong Holdings Ltd.	271	4,217

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
China Construction Bank Corp. - Class H	4,663	3,811
China Merchants Bank Co. Ltd. - Class H	901	2,026
China Pacific Insurance Group Co. Ltd. - Class H	1,083	4,085
Chinatrust Financial Holding Co. Ltd.	2,801	1,666
DBS Group Holdings Ltd.	343	4,216
Hana Financial Group Inc.	80	2,629
ICICI Bank Ltd.	96	2,003
KB Financial Group Inc.	58	2,073
LIC Housing Finances Ltd.	271	1,450
Longfor Properties Co. Ltd.	955	1,899
Sino Land Co.	1,438	2,633
Standard Chartered Plc	117	3,024
Other Securities		4,287

		51,054

HEALTH CARE - 1.3%
Ranbaxy Laboratories Ltd. (c)	211	1,947

INDUSTRIALS - 9.9%
China Shipping Development Co. Ltd. - Class H (e)	3,862	2,270
COSCO Pacific Ltd. (e)	1,879	2,725
Hutchison Whampoa Ltd.	218	2,310
Hyundai Engineering & Construction Co. Ltd.	24	1,573
Noble Group Ltd.	1,521	1,470
Other Securities		4,781

		15,129

INFORMATION TECHNOLOGY - 18.1%
AAC Technologies Holdings Inc.	430	1,525
Advanced Semiconductor Engineering Inc.	3,018	2,627
Hon Hai Precision Industry Co. Ltd.	1,407	4,354
Samsung Electronics Co. Ltd.	8	10,856
Taiwan Semiconductor Manufacturing Co. Ltd.	1,504	5,029
Wistron Corp.	1,335	1,397
Other Securities		1,799

		27,587

MATERIALS - 8.0%
Formosa Chemicals & Fibre Corp.	819	2,127
Huabao International Holdings Ltd. (e)	3,348	1,676
LG Chem Ltd.	9	2,752
Taiwan Fertilizer Co. Ltd.	760	1,996
Xingda International Holdings Ltd. (e)	3,114	1,633
Other Securities		1,955

		12,139

TELECOMMUNICATION SERVICES - 4.2%
China Mobile Ltd.	216	2,536
Philippine Long Distance Telephone Co.	31	1,899
Other Securities		1,996

		6,431

UTILITIES - 2.6%
China Resources Power Holdings Co. Ltd.	758	1,953
Korea Electric Power Corp. (c)	72	2,055

		4,008

Total Common Stocks (cost $141,713)		148,935

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Hyundai Motor Co.	14	1,005

Total Preferred Stocks (cost $861)		1,005

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.5%

Investment Company - 2.1%
JNL Money Market Fund, 0.06% (a) (h)	3,168	3,168

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	3,622	3,622

Total Short Term Investments (cost $6,790)		6,790

Total Investments - 102.9% (cost $149,364)		156,730
Other Assets and Liabilities, Net - (2.9%)		(4,391)

Total Net Assets - 100.0%		$152,339

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 13.2%
Belle International Holdings Ltd.	3,693	$8,167
Dongfeng Motor Group Co. Ltd. - Class H	3,836	6,039
Focus Media Holding Ltd. - ADR	334	8,577
GOME Electrical Appliances Holdings Ltd. (c) (e)	11,265	1,363
Mahindra & Mahindra Ltd.	263	4,520
Sun TV Network Ltd.	537	4,208
Tata Motors Ltd.	2,144	12,321
Tata Motors Ltd. - Class A	1,282	4,126

		49,321

CONSUMER STAPLES - 6.2%
Colgate-Palmolive India Ltd.	305	8,735
ITC Ltd.	1,690	8,901
Wumart Stores Inc. - Class H (e)	2,587	5,595

		23,231

ENERGY - 15.1%
Cairn India Ltd.	636	3,735
China Petroleum & Chemical Corp. - Class H (e)	8,360	9,625
China Shenhua Energy Co. Ltd. - Class H	2,115	9,472
CNOOC Ltd.	6,818	15,020
Oil India Ltd.	76	651
Reliance Industries Ltd.	1,166	18,049

		56,552

FINANCIALS - 33.2%
Axis Bank Ltd.	17	417
Bank of Baroda	390	6,222
Bank of China Ltd. - Class H	40,479	18,332
China Pacific Insurance Group Co. Ltd. - Class H	3,133	11,815
China Resources Land Ltd.	2,364	6,550
Franshion Properties China Ltd. (e)	22,326	8,138
HDFC Bank Ltd.	928	11,570
ICICI Bank Ltd.	665	13,922
IndusInd Bank Ltd.	454	3,506
Industrial & Commercial Bank of China - Class H	24,193	17,462
LIC Housing Finances Ltd.	1,912	10,232
Mahindra & Mahindra Financial Services Ltd.	533	10,733
Ping an Insurance Group Co. of China Ltd. - Class H	636	5,421

		124,320

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
HEALTH CARE - 5.6%
Dr. Reddy’s Laboratories Ltd.	407	13,688
Ranbaxy Laboratories Ltd. (c)	772	7,137

		20,825

INDUSTRIALS - 2.7%
China Merchants Holdings International Co. Ltd.	309	1,009
Fosun International Ltd.	6,261	4,045
Larsen & Toubro Ltd.	114	3,384
Sinotrans Shipping Ltd.	6,357	1,559

		9,997

INFORMATION TECHNOLOGY - 6.5%
AAC Technologies Holdings Inc.	412	1,461
Infosys Ltd.	249	10,527
Lenovo Group Ltd. (e)	3,838	3,539
Mphasis Ltd.	592	4,177
Travelsky Technology Ltd. - Class H	8,703	4,663

		24,367

MATERIALS - 6.7%
China Shanshui Cement Group Ltd.	8,545	6,395
Hindalco Industries Ltd.	2,621	6,336
Huabao International Holdings Ltd. (e)	11,470	5,741
Nine Dragons Paper Holdings Ltd.	3,393	3,152
Xingda International Holdings Ltd.	6,274	3,290

		24,914

TELECOMMUNICATION SERVICES - 7.1%
China Mobile Ltd.	1,054	12,397
China Unicom Hong Kong Ltd.	6,327	10,287
Idea Cellular Ltd. (c)	2,036	3,891

		26,575

UTILITIES - 2.0%
China Resources Power Holdings Co. Ltd.	2,268	5,843
GAIL India Ltd.	237	1,558

		7,401

Total Common Stocks (cost $357,896)		367,503

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 1.7%
JNL Money Market Fund, 0.06% (a) (h)	6,535	6,535

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	10,223	10,223

Total Short Term Investments (cost $16,758)		16,758

Total Investments - 102.7% (cost $374,654)		384,261
Other Assets and Liabilities, Net - (2.7%)		(10,262)

Total Net Assets - 100.0%		$373,999

JNL/Franklin Templeton Founding Strategy Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (62.6%) (a)	45,517	$411,927
JNL/Franklin Templeton Income Fund (25.1%) (a)	38,147	407,035

	Shares/Par (p)	Value
JNL/Franklin Templeton Mutual Shares Fund (49.1%) (a)	44,239	407,442

Total Investment Companies (cost $1,161,863)		1,226,404

Total Investments - 100.0% (cost $1,161,863)		1,226,404
Other Assets and Liabilities, Net - (0.0%)		(93)

Total Net Assets - 100.0%		$1,226,311

JNL/Franklin Templeton Global Growth Fund* (y)

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 12.6%
Comcast Corp. - Special Class A	360	$12,949
Compagnie Generale des Etablissements Michelin	88	8,408
Kingfisher Plc	1,317	6,154
News Corp. - Class A	238	6,077
Time Warner Cable Inc.	76	7,420
Time Warner Inc.	140	6,690
Toyota Motor Corp.	148	6,925
Other Securities		28,082

		82,705

CONSUMER STAPLES - 2.1%
CVS Caremark Corp.	152	7,359
Tesco Plc	1,191	6,561

		13,920

ENERGY - 11.8%
Baker Hughes Inc.	188	7,679
Halliburton Co.	255	8,828
Royal Dutch Shell Plc	3	100
Royal Dutch Shell Plc - Class B	201	7,163
Talisman Energy Inc.	784	8,863
Total SA	116	6,058
Other Securities		38,856

		77,547

FINANCIALS - 21.9%
Aviva Plc	1,294	8,006
AXA SA	435	7,804
BNP Paribas	167	9,535
Citigroup Inc.	257	10,164
Credit Suisse Group AG (e)	332	8,110
ING Groep NV - CVA (c)	1,055	10,021
JPMorgan Chase & Co.	140	6,156
KB Financial Group Inc. - ADR	186	6,687
Morgan Stanley	399	7,623
Swiss Re AG	102	7,411
UBS AG (e)	412	6,452
UniCredit SpA (c)	1,596	7,860
Other Securities		48,656

		144,485

HEALTH CARE - 13.7%
Amgen Inc.	152	13,087
GlaxoSmithKline Plc	371	8,083
Medtronic Inc.	212	8,703
Merck & Co. Inc.	200	8,186
Merck KGaA	56	7,429
Pfizer Inc.	435	10,906
Roche Holding AG	48	9,729
Sanofi SA	124	11,766

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Other Securities		12,092

		89,981

INDUSTRIALS - 12.4%
Alstom SA	188	7,589
Deutsche Lufthansa AG	631	11,920
International Consolidated Airlines Group SA (c)	3,258	9,881
Koninklijke Philips Electronics NV	286	7,572
Randstad Holding NV	245	9,083
Siemens AG	65	7,142
Other Securities		28,380

		81,567

INFORMATION TECHNOLOGY - 11.8%
Cisco Systems Inc.	498	9,793
Microsoft Corp.	359	9,595
Samsung Electronics Co. Ltd. - GDR (q)	17	12,332
Samsung Electronics Co. Ltd. - GDR	2	1,629
SAP AG	92	7,379
Telefonaktiebolaget LM Ericsson - Class B	632	6,386
Other Securities		30,564

		77,678

MATERIALS - 3.1%
Akzo Nobel NV	108	7,177
CRH Plc	451	9,175
Other Securities		4,020

		20,372

TELECOMMUNICATION SERVICES - 7.9%
Singapore Telecommunications Ltd.	2,869	7,807
Sprint Nextel Corp. (c)	1,546	8,765
Turkcell Iletisim Hizmetleri A/S - ADR (c)	432	6,967
Vodafone Group Plc	4,069	10,243
Other Securities		18,429

		52,211

Total Common Stocks (cost $619,050)		640,466

SHORT TERM INVESTMENTS - 6.4%

Investment Company - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	18,281	18,281

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	23,637	23,637

Total Short Term Investments (cost $41,918)		41,918

Total Investments - 103.7% (cost $660,968)		682,384
Other Assets and Liabilities, Net - (3.7%)		(24,246)

Total Net Assets - 100.0%		$658,138

JNL/Franklin Templeton Global Multisector Bond Fund* (y)

CORPORATE BONDS AND NOTES - 12.4%

CONSUMER DISCRETIONARY - 2.4%
DISH DBS Corp.
5.88%, 07/15/22	$900	$968
5.00%, 03/15/23 (r)	700	700
Echostar DBS Corp., 7.13%, 02/01/16	400	448
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,584
9.50%, 03/01/18 (r), EUR	3,400	4,331

	Shares/Par (p)	Value
MGM Resorts International
7.50%, 06/01/16	500	536
7.75%, 03/15/22	1,300	1,391
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	520
6.75%, 09/15/22 (r)	1,200	1,239
Other Securities		12,150

		23,867

CONSUMER STAPLES - 0.5%
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	1,800	1,872
Other Securities		3,153

		5,025

ENERGY - 2.2%
Chaparral Energy Inc.
8.25%, 09/01/21 (e)	900	976
7.63%, 11/15/22 (e)	600	630
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	1,800	1,881
Linn Energy LLC
6.25%, 11/01/19 (r)	500	503
7.75%, 02/01/21	1,200	1,278
Plains Exploration & Production Co.
6.13%, 06/15/19	100	109
6.63%, 05/01/21	1,600	1,762
SandRidge Energy Inc.
8.00%, 06/01/18 (r)	1,500	1,590
7.50%, 02/15/23	400	428
Other Securities		12,175

		21,332

FINANCIALS - 2.3%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (e) (r)	4,800	5,352
7.75%, 04/28/21 (e) (r)	5,750	6,368
Ally Financial Inc.
8.00%, 12/31/18 (e)	500	585
7.50%, 09/15/20	900	1,087
CIT Group Inc.
6.63%, 04/01/18 (r)	500	565
5.38%, 05/15/20 (e)	100	109
5.00%, 08/15/22	1,000	1,066
Other Securities		7,021

		22,153

HEALTH CARE - 0.5%
Community Health Systems Inc.
8.00%, 11/15/19	500	541
7.13%, 07/15/20	1,300	1,388
Other Securities		2,511

		4,440

INDUSTRIALS - 1.0%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	1,600	1,684
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,800	1,993
Other Securities		6,066

		9,743

INFORMATION TECHNOLOGY - 0.7%
CDW LLC, 8.50%, 04/01/19 (e)	1,500	1,624
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,800	1,971
First Data Corp.
8.25%, 01/15/21 (r)	600	600
12.63%, 01/15/21 (e)	1,100	1,158

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Freescale Semiconductor Inc., 8.05%, 02/01/20 (e)	1,900	1,890

		7,243

MATERIALS - 1.4%
Cemex SAB de CV, 9.00%, 01/11/18 (r)	5,600	6,062
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (r)	400	408
6.88%, 02/01/18 (r)	1,400	1,445
Inmet Mining Corp.
8.75%, 06/01/20 (e) (r)	1,700	1,857
7.50%, 06/01/21 (e) (r)	100	104
Novelis Inc.
8.38%, 12/15/17 (e)	200	221
8.75%, 12/15/20 (e)	1,300	1,449
Other Securities		2,091

		13,637

TELECOMMUNICATION SERVICES - 1.0%
Cricket Communications Inc., 7.75%, 10/15/20	1,700	1,734
Frontier Communications Corp.
8.50%, 04/15/20	100	115
8.75%, 04/15/22 (e)	700	812
7.13%, 01/15/23	1,000	1,060
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,800	1,984
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,732
Other Securities		2,406

		9,843

UTILITIES - 0.4%
Other Securities		4,047

Total Corporate Bonds and Notes (cost $115,788)		121,330

GOVERNMENT AND AGENCY OBLIGATIONS - 63.3%

GOVERNMENT SECURITIES - 63.3%

Sovereign - 62.2%
Bank Negara Malaysia Monetary Notes, 0.92%, 05/23/13, MYR	430	139
Ghana Government Bond
19.00%, 01/14/13, GHS	6,000	3,148
14.99%, 02/23/15, GHS	5,520	2,624
24.00%, 05/25/15, GHS	15,707	8,766
21.00%, 10/26/15, GHS	19,870	10,507
23.00%, 08/21/17, GHS	2,440	1,378
Hungary Government Bond
6.75%, 08/22/14, HUF	2,050,000	9,484
6.75%, 11/24/17, HUF	2,200,000	10,324
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,501
5.75%, 06/11/18, EUR	5,500	7,490
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,938
5.88%, 05/11/22 (r)	2,800	3,126
Ireland Government Bond
5.50%, 10/18/17, EUR	2,013	2,902
5.90%, 10/18/19 (e), EUR	2,193	3,166
4.50%, 04/18/20, EUR	2,496	3,295
5.00%, 10/18/20, EUR	11,512	15,581
5.40%, 03/13/25, EUR	23,632	31,705
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	10,638
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,513
Korea Monetary Stabilization Bond
3.90%, 08/02/13, KRW	43,550,000	40,945
2.82%, 08/02/14, KRW	2,289,500	2,139

	Shares/Par (p)	Value
2.78%, 10/02/14, KRW	35,131,000	32,793
2.84%, 12/02/14, KRW	3,227,760	3,016
Korea Treasury Bond
3.75%, 06/10/13, KRW	27,500,000	25,795
3.00%, 12/10/13, KRW	23,200,000	21,714
3.25%, 12/10/14, KRW	763,200	719
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,974
Malaysia Government Bond
3.70%, 02/25/13, MYR	51,850	16,971
3.46%, 07/31/13, MYR	58,800	19,273
3.43%, 08/15/14, MYR	120,300	39,583
Mexican Bonos
9.00%, 06/20/13, MXN	190,041	15,004
8.00%, 12/19/13, MXN	92,630	7,396
7.00%, 06/19/14, MXN	6,302	503
9.50%, 12/18/14, MXN	233,270	19,642
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	17,446
7.00%, 01/27/16, PHP	2,100	57
9.13%, 09/04/16, PHP	1,120	33
Poland Government Bond
1.25%, 07/25/13, PLN	35,000	11,116
5.00%, 10/24/13, PLN	42,400	13,906
5.75%, 04/25/14, PLN	48,000	16,023
Republic of Latvia
5.25%, 02/22/17 (r)	2,000	2,242
5.25%, 06/16/21 (r)	2,500	2,900
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,144
7.25%, 09/28/21 (r)	10,700	12,305
Serbia Treasury Bond
10.00%, 04/27/15, RSD	79,230	867
10.18%, 04/27/15, RSD	129,100	1,413
10.00%, 09/14/15, RSD	693,100	7,475
10.00%, 09/28/15, RSD	9,500	102
10.00%, 12/06/15, RSD	25,400	272
10.00%, 11/08/17, RSD	41,770	415
Singapore Government Bond
1.63%, 04/01/13, SGD	16,370	13,444
0.25%, 02/01/14, SGD	26,000	21,281
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	230
8.00%, 06/01/16, LKR	473,000	3,303
5.80%, 01/15/17, LKR	173,200	1,095
5.80%, 07/15/17, LKR	95,100	589
Sweden Government Bond
1.50%, 08/30/13, SEK	19,010	2,940
6.75%, 05/05/14, SEK	149,920	24,879
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	576
6.58%, 11/21/16 (r)	696	695
9.25%, 07/24/17 (r)	8,610	9,342
6.75%, 11/14/17 (e) (r)	7,360	7,286
7.75%, 09/23/20 (r)	1,157	1,189
7.95%, 02/23/21 (r)	9,300	9,625
7.80%, 11/28/22 (r)	1,470	1,476
Uruguay Notas del Tesoro
9.00%, 01/27/14, UYU	3,045	158
9.00%, 01/27/14, UYU	89,840	4,670
9.75%, 06/14/14, UYU	29,960	1,562
10.50%, 03/21/15, UYU	148,560	7,935
10.25%, 08/22/15, UYU	48,962	2,553
9.50%, 01/27/16, UYU	172,760	9,052
Other Securities		97

		608,385

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Treasury Inflation Index Securities - 1.1%
Mexican Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,505	207
5.00%, 06/16/16 (s), MXN	6,430	561
3.50%, 12/14/17 (s), MXN	6,732	578
4.00%, 06/13/19 (s), MXN	4,694	426
2.50%, 12/10/20 (s), MXN	3,729	314
Uruguay Government International Inflation Index Bond
2.25%, 08/23/17 (s), UYU	19,960	1,045
4.00%, 06/10/20 (s), UYU	15,665	908
2.50%, 09/27/22 (f) (s), UYU	7,901	414
4.00%, 05/25/25 (s), UYU	38,179	2,279
4.38%, 12/15/28 (s), UYU	61,305	3,809

		10,541

Total Government and Agency Obligations (cost $583,656)		618,926

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (e) (r) (u)	1,700	1,781

Total Other Equity Interests (cost $1,586)		1,781

SHORT TERM INVESTMENTS - 25.6%

Investment Company - 15.6%
JNL Money Market Fund, 0.06% (a) (h)	153,039	153,039

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	50,931	50,931

Treasury Securities - 4.8%
Bank Negara Malaysia Monetary Notes
1.21%, 03/12/13, MYR	6,150	2,000
0.98%, 03/14/13, MYR	2,610	848
0.92%, 09/26/13, MYR	24,610	7,872
Philippine Treasury Bill, 0.01%, 12/11/13, PHP	5,910	143
Serbia Treasury Bill
0.15%, 12/12/13, RSD	72,600	762
0.13%, 03/13/14, RSD	28,100	286
Sweden Treasury Bill
0.13%, 03/20/13, SEK	11,540	1,770
0.15%, 06/19/13, SEK	11,630	1,781
Uruguay Treasury Bill
0.46%, 01/02/13, UYU	3,400	177
0.45%, 01/23/13, UYU	6,257	324
0.37%, 03/22/13, UYU	31,650	1,616
0.39%, 04/26/13, UYU	86,719	4,387
0.40%, 05/09/13, UYU	2,030	102
0.40%, 05/31/13, UYU	17,610	882
0.44%, 05/31/13, UYU	4,520	227
0.40%, 06/27/13, UYU	3,040	151
0.43%, 07/05/13, UYU	50,659	2,515
0.44%, 08/09/13, UYU	22,259	1,095
0.46%, 08/15/13, UYU	2,710	133
0.40%, 09/09/13, UYU	385,223	18,802
0.45%, 07/24/14, UYU	19,230	865

		46,738

Total Short Term Investments (cost $248,341)		250,708

Total Investments - 101.5% (cost $949,371)		992,745
Other Assets and Liabilities, Net - (1.5%)		(15,007)

Total Net Assets - 100.0%		$977,738

	Shares/Par (p)	Value
JNL/Franklin Templeton Income Fund* (y)

COMMON STOCKS - 45.7%

CONSUMER DISCRETIONARY - 0.7%
Other Securities		$11,764

CONSUMER STAPLES - 1.0%
Other Securities		17,100

ENERGY - 7.8%
BP Plc - ADR	350	14,574
Canadian Oil Sands Ltd.	563	11,424
Chesapeake Energy Corp. (e)	190	3,158
Chevron Corp.	126	13,615
ConocoPhillips	200	11,598
Exxon Mobil Corp.	170	14,713
Halliburton Co.	304	10,553
Royal Dutch Shell Plc - ADR	256	17,679
Other Securities		29,738

		127,052

FINANCIALS - 6.6%
Bank of America Corp.	1,942	22,532
JPMorgan Chase & Co.	443	19,479
Wells Fargo & Co.	825	28,181
Other Securities		36,882

		107,074

HEALTH CARE - 5.4%
Johnson & Johnson	275	19,278
Merck & Co. Inc.	607	24,842
Pfizer Inc.	500	12,540
Roche Holding AG	96	19,308
Sanofi SA - ADR	250	11,845

		87,813

INDUSTRIALS - 2.5%
General Electric Co.	933	19,588
Other Securities		20,291

		39,879

INFORMATION TECHNOLOGY - 1.9%
Intel Corp.	699	14,425
Other Securities		15,775

		30,200

MATERIALS - 6.0%
BHP Billiton Plc	384	13,538
Dow Chemical Co.	678	21,926
E.I. du Pont de Nemours & Co.	253	11,382
LyondellBasell Industries NV - Class A	270	15,414
Rio Tinto Plc - ADR (e)	165	9,602
Other Securities		25,198

		97,060

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	500	16,855
Other Securities		20,490

		37,345

UTILITIES - 11.5%
American Electric Power Co. Inc.	250	10,670
Dominion Resources Inc.	250	12,960
Duke Energy Corp.	307	19,618
Dynegy Inc. (c) (e)	473	9,040
Entergy Corp.	150	9,563
Exelon Corp.	460	13,680
FirstEnergy Corp.	250	10,440
NextEra Energy Inc.	185	12,830
PG&E Corp.	400	16,072

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
PPL Corp.	404	11,558
Sempra Energy	175	12,414
Southern Co.	300	12,843
Other Securities		34,898

		186,586

Total Common Stocks (cost $716,652)		741,873

PREFERRED STOCKS - 3.8%

CONSUMER DISCRETIONARY - 0.2%
Other Securities		2,427

ENERGY - 0.7%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	3,997
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,131
Other Securities		2,462

		11,590

FINANCIALS - 2.6%
Bank of America Corp. - Series L, 7.25% (m)	12	13,472
Wells Fargo & Co. - Series L, 7.50% (m)	9	10,413
Other Securities		18,519

		42,404

MATERIALS - 0.1%
Other Securities		2,056

UTILITIES - 0.2%
NextEra Energy Inc., 5.89%	48	2,393

Total Preferred Stocks (cost $70,805)		60,870

WARRANTS - 0.0%
Dynegy Inc. (c)	33	41
Other Securities		297

Total Warrants (cost $1,821)		338

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Banc of America Large Loan Inc. REMIC, 2.51%, 11/15/15 (i) (r)	$6,866	6,852

Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,605)		6,852

CORPORATE BONDS AND NOTES - 45.5%

CONSUMER DISCRETIONARY - 8.9%
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,540
8.25%, 06/15/21 (e)	6,400	7,040
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,308	7,452
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	755
9.00%, 12/15/19 (e) (r)	2,356	2,156
9.00%, 03/01/21 (e)	16,000	14,280
Other Securities		106,945

		145,168

CONSUMER STAPLES - 1.8%
Other Securities		28,583

ENERGY - 8.3%
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	2,325
7.25%, 06/15/21 (e)	7,800	7,195

	Shares/Par (p)	Value
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,340
6.88%, 08/15/18	1,600	1,688
7.25%, 12/15/18 (e)	5,000	5,450
6.78%, 03/15/19	6,000	6,007
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,001
Offshore Group Investment Ltd.
11.50%, 08/01/15 (e)	2,252	2,455
7.50%, 11/01/19 (r)	9,000	9,090
SandRidge Energy Inc.
9.88%, 05/15/16 (e)	2,600	2,802
8.00%, 06/01/18 (r)	2,500	2,650
8.75%, 01/15/20	2,000	2,190
7.50%, 03/15/21 (e)	4,400	4,708
7.50%, 02/15/23 (e)	1,800	1,926
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	370	73
Other Securities		75,340

		134,240

FINANCIALS - 3.1%
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,107
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	13,030
Other Securities		36,346

		50,483

HEALTH CARE - 3.2%
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,622
6.50%, 02/15/16	1,500	1,631
6.50%, 02/15/20	4,300	4,837
7.50%, 02/15/22 (e)	4,100	4,694
5.88%, 05/01/23 (e)	5,000	5,175
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,612
10.00%, 05/01/18 (e)	3,500	3,981
8.00%, 08/01/20 (e)	3,404	3,666
Other Securities		21,444

		52,662

INDUSTRIALS - 3.3%
Other Securities		53,017

INFORMATION TECHNOLOGY - 6.8%
CDW LLC
12.54%, 10/12/17	1,724	1,843
8.50%, 04/01/19 (e)	7,000	7,578
First Data Corp.
9.88%, 09/24/15 (e)	750	765
10.55%, 09/24/15	6,500	6,654
11.25%, 03/31/16	15,000	14,700
8.25%, 01/15/21 (r)	10,914	10,914
12.63%, 01/15/21 (e)	11,000	11,577
8.75%, 01/15/22 (e) (r)	3,198	3,270
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	4,123	3,916
First Data Corp. Term Loan, 5.24%, 03/24/17 (i)	3,649	3,579
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,092
10.13%, 03/15/18 (r)	4,420	4,884
9.25%, 04/15/18 (r)	4,000	4,370
8.05%, 02/01/20 (e)	11,500	11,443
10.75%, 08/01/20	7,786	8,350
Other Securities		15,197

		110,132

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
MATERIALS - 3.6%
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	2,025
Cemex SAB de CV Convertible Bond
3.25%, 03/15/16 (e)	3,625	4,110
9.00%, 01/11/18 (r)	6,000	6,495
3.75%, 03/15/18	2,125	2,415
Other Securities		42,606

		57,651

TELECOMMUNICATION SERVICES - 3.4%
Sprint Nextel Corp.
9.13%, 03/01/17 (e)	3,300	3,886
8.38%, 08/15/17 (e)	90	105
9.00%, 11/15/18 (r)	7,500	9,262
7.00%, 08/15/20	5,000	5,462
11.50%, 11/15/21 (e)	7,500	10,200
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	5,356
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	5,000	5,500
Other Securities		15,727

		55,498

UTILITIES - 3.1%
Dynegy Inc. Term Loan
10.00%, 08/04/16 (i)	1,484	1,540
10.14%, 08/04/16 (i)	906	946
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	6,171
11.50%, 10/01/20 (e) (r)	5,500	4,304
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	21,319
Other Securities		16,518

		50,798

Total Corporate Bonds and Notes (cost $708,948)		738,232

OTHER EQUITY INTERESTS - 0.3%
Dynegy Holdings LLC (f) (u)	11,000	—
Dynegy Holdings LLC (f) (u)	3,500	—
Other Securities		4,480

Total Other Equity Interests (cost $4,014)		4,480

SHORT TERM INVESTMENTS - 20.6%

Investment Company - 3.7%
JNL Money Market Fund, 0.06% (a) (h)	59,681	59,681

Securities Lending Collateral - 16.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	274,984	274,984

Total Short Term Investments (cost $334,665)		334,665

Total Investments - 116.3% (cost $1,843,510)		1,887,310
Other Assets and Liabilities, Net - (16.3%)		(264,454)

Total Net Assets - 100.0%		$1,622,856

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 93.4%

CONSUMER DISCRETIONARY - 20.5%
Asatsu-DK Inc. (e)	256	$6,109
Beneteau SA (e)	701	7,628
Carpetright Plc (c) (e)	1,007	11,316
Dignity Plc	260	4,596
Headlam Group Plc	1,365	7,316

	Shares/Par (p)	Value
JUMBO SA	1,305	10,331
Sankyo Co. Ltd.	141	5,595

		52,891

CONSUMER STAPLES - 13.9%
Aderans Holdings Co. Ltd. (c)	617	8,133
C&C Group Plc	1,644	9,886
McBride Plc	2,626	5,683
Sligro Food Group NV	333	9,552
Thai Beverage PCL	8,442	2,745

		35,999

FINANCIALS - 21.6%
ARA Asset Management Ltd. (r)	3,249	4,344
Arch Capital Group Ltd. (c)	202	8,892
Daibiru Corp.	947	8,815
Euler Hermes SA	128	11,041
Fairfax Financial Holdings Ltd.	14	5,011
RHJ International (c)	1,643	8,654
Savills Plc	1,171	9,013

		55,770

INDUSTRIALS - 34.2%
DCC Plc	292	9,565
Experian Plc	350	5,649
Flughafen Wien AG (e)	56	3,203
Grafton Group Plc (e)	1,974	10,214
Irish Continental Group Plc	242	6,193
Keller Group Plc	421	4,744
Michael Page International Plc	1,464	9,569
Nexans SA (e)	66	2,939
Prysmian SpA	491	9,809
QinetiQ Group Plc	1,457	4,381
Sthree Plc	258	1,412
Uponor Oyj (e)	666	8,505
Vesuvius Plc	569	3,200
Zardoya Otis SA	626	8,925

		88,308

INFORMATION TECHNOLOGY - 2.2%
Neopost SA (e)	110	5,813

MATERIALS - 1.0%
Alent Plc (c)	495	2,483

Total Common Stocks (cost $220,383)		241,264

SHORT TERM INVESTMENTS - 15.7%

Investment Company - 8.0%
JNL Money Market Fund, 0.06% (a) (h)	20,784	20,784

Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	19,919	19,919

Total Short Term Investments (cost $40,703)		40,703

Total Investments - 109.1% (cost $261,086)		281,967
Other Assets and Liabilities, Net - (9.1%)		(23,598)

Total Net Assets - 100.0%		$258,369

JNL/Franklin Templeton Mutual Shares Fund* (t) (y)

COMMON STOCKS - 84.9%

CONSUMER DISCRETIONARY - 9.3%
British Sky Broadcasting Group Plc	644	$8,118

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
CBS Corp. - Class B	244	9,279
General Motors Co. (c)	304	8,751
News Corp. - Class B	571	14,973
Reed Elsevier Plc	1,029	10,863
Time Warner Cable Inc.	172	16,688
Other Securities		8,280

		76,952

CONSUMER STAPLES - 16.9%
Altria Group Inc.	263	8,252
British American Tobacco Plc	337	17,148
CVS Caremark Corp.	374	18,077
General Mills Inc.	204	8,250
Imperial Tobacco Group Plc	371	14,403
Kroger Co.	437	11,364
Lorillard Inc.	70	8,160
Mondelez International Inc. - Class A	342	8,712
Pernod-Ricard SA	79	9,179
Walgreen Co.	208	7,700
Other Securities		29,234

		140,479

ENERGY - 12.4%
Apache Corp.	129	10,162
Baker Hughes Inc.	216	8,825
BP Plc	999	6,943
Consol Energy Inc.	291	9,337
Marathon Oil Corp.	514	15,753
Nexen Inc.	321	8,653
Plains Exploration & Production Co. (c)	178	8,367
Royal Dutch Shell Plc - Class A	423	14,552
Transocean Ltd.	168	7,500
Other Securities		13,131

		103,223

FINANCIALS - 15.2%
ACE Ltd.	155	12,391
Alleghany Corp. (c)	25	8,455
American International Group Inc. (c)	442	15,592
Citigroup Inc.	218	8,633
MetLife Inc.	243	8,003
Morgan Stanley	440	8,412
PNC Financial Services Group Inc.	229	13,372
White Mountains Insurance Group Ltd. (e)	17	8,825
Other Securities		42,189

		125,872

HEALTH CARE - 10.1%
CIGNA Corp.	226	12,080
Medtronic Inc.	308	12,631
Merck & Co. Inc.	570	23,335
Pfizer Inc.	378	9,485
Other Securities		25,954

		83,485

INDUSTRIALS - 4.6%
A P Moller - Maersk A/S - Class B	1	9,246
Owens Corning Inc. (c)	173	6,417
Other Securities		22,467

		38,130

INFORMATION TECHNOLOGY - 8.2%
Cisco Systems Inc.	542	10,658
Google Inc. - Class A (c)	10	7,125
Microsoft Corp.	660	17,631
Symantec Corp. (c)	389	7,323
TE Connectivity Ltd.	222	8,252
Xerox Corp.	1,167	7,956

	Shares/Par (p)	Value
Other Securities		9,548

		68,493

MATERIALS - 4.2%
International Paper Co.	335	13,356
MeadWestvaco Corp.	220	7,016
Other Securities		14,646

		35,018

TELECOMMUNICATION SERVICES - 1.7%
Vodafone Group Plc	5,569	14,017

UTILITIES - 2.3%
Other Securities		18,912

Total Common Stocks (cost $647,584)		704,581

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Other Securities		701

Total Non-U.S. Government Agency Asset- Backed Securities (cost $700)		701

CORPORATE BONDS AND NOTES - 5.2%

CONSUMER DISCRETIONARY - 2.3%
Clear Channel Communications Inc.
11.00%, 08/01/16	$1,353	1,025
9.00%, 12/15/19 (r)	6,741	6,168
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	3,471	2,861
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	563	453
Other Securities		8,369

		18,876

FINANCIALS - 0.3%
Other Securities		2,844

INDUSTRIALS - 0.6%
Other Securities		4,805

TELECOMMUNICATION SERVICES - 0.2%
Other Securities		1,245

UTILITIES - 1.8%
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	1,294	375
11.50%, 10/01/20 (r)	4,182	3,273
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	11,682	7,760
Other Securities		3,465

		14,873

Total Corporate Bonds and Notes (cost $43,165)		42,643

OTHER EQUITY INTERESTS - 0.0%
Other Securities		147

Total Other Equity Interests (cost $120)		147

SHORT TERM INVESTMENTS - 10.7%

Investment Company - 10.4%
JNL Money Market Fund, 0.06% (a) (h)	86,155	86,155

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	2,340	2,340

Total Short Term Investments (cost $88,495)		88,495

Total Investments - 100.9% (cost $780,064)		836,567
Other Assets and Liabilities, Net - (0.9%)		(7,069)

Total Net Assets - 100.0%		$829,498

JNL/Franklin Templeton Small Cap Value Fund* (y)

COMMON STOCKS - 90.5%

CONSUMER DISCRETIONARY - 20.2%
Brown Shoe Co. Inc.	646	$11,874
Brunswick Corp.	366	10,653
GameStop Corp. - Class A (e)	394	9,873
Gentex Corp.	607	11,420
Group 1 Automotive Inc.	300	18,597
La-Z-Boy Inc.	809	11,442
M/I Homes Inc. (c)	342	9,055
Maidenform Brands Inc. (c)	478	9,318
Men’s Wearhouse Inc.	460	14,334
Regis Corp.	615	10,406
Thor Industries Inc.	475	17,779
Other Securities		51,657

		186,408

CONSUMER STAPLES - 0.2%
Other Securities		1,578

ENERGY - 9.5%
Atwood Oceanics Inc. (c)	275	12,597
Bristow Group Inc.	311	16,710
Helix Energy Solutions Group Inc. (c)	608	12,557
Tidewater Inc.	277	12,394
Unit Corp. (c)	254	11,420
Other Securities		21,498

		87,176

FINANCIALS - 11.0%
Aspen Insurance Holdings Ltd.	338	10,846
Hanover Insurance Group Inc.	272	10,530
Montpelier Re Holdings Ltd.	446	10,193
Old Republic International Corp.	979	10,423
Protective Life Corp.	583	16,656
StanCorp Financial Group Inc.	286	10,488
Validus Holdings Ltd.	301	10,406
Other Securities		21,366

		100,908

HEALTH CARE - 3.6%
STERIS Corp.	250	8,673
Teleflex Inc.	161	11,502
Other Securities		12,797

		32,972

INDUSTRIALS - 34.4%
AAR Corp.	686	12,809
Astec Industries Inc.	276	9,199
Brady Corp. - Class A	323	10,788
Briggs & Stratton Corp.	490	10,329
Carlisle Cos. Inc.	237	13,903
EnPro Industries Inc. (c)	271	11,092
Franklin Electric Co. Inc.	140	8,689

	Shares/Par (p)	Value
Gardner Denver Inc.	163	11,131
Genesee & Wyoming Inc. - Class A (c)	158	12,013
Granite Construction Inc.	489	16,440
Kennametal Inc.	286	11,452
Lincoln Electric Holdings Inc.	320	15,578
Mine Safety Appliances Co.	229	9,759
Simpson Manufacturing Co. Inc.	298	9,771
SkyWest Inc. (e)	715	8,913
Trinity Industries Inc.	530	18,981
Universal Forest Products Inc.	349	13,268
Wabash National Corp. (c)	988	8,860
Other Securities		103,509

		316,484

INFORMATION TECHNOLOGY - 3.2%
Ingram Micro Inc. - Class A (c)	527	8,917
Other Securities		20,556

		29,473

MATERIALS - 8.1%
A. Schulman Inc.	340	9,831
Cabot Corp.	255	10,158
HB Fuller Co.	285	9,924
Reliance Steel & Aluminum Co.	151	9,402
RPM International Inc.	540	15,854
Steel Dynamics Inc.	689	9,461
Other Securities		9,738

		74,368

UTILITIES - 0.3%
Other Securities		3,174

Total Common Stocks (cost $725,321)		832,541

SHORT TERM INVESTMENTS - 11.2%

Investment Company - 9.6%
JNL Money Market Fund, 0.06% (a) (h)	88,265	88,265

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	14,803	14,803

Total Short Term Investments (cost $103,068)		103,068

Total Investments - 101.7% (cost $828,389)		935,609
Other Assets and Liabilities, Net - (1.7%)		(15,543)

Total Net Assets - 100.0%		$920,066

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.0%
Adjustable Rate Mortgage Trust REMIC, 2.92%, 04/25/35 (i)	$247	$244
Aire Valley Mortgages Plc
0.60%, 09/20/66 (i), EUR	2,901	3,610
REMIC, 0.53%, 09/20/66 (i) (q)	729	669
American Home Mortgage Assets Trust REMIC, 0.87%, 02/25/47 (i)	2,922	1,703
Amortizing Residential Collateral Trust REMIC, 2.01%, 08/25/32 (i)	54	9
Asset Backed Securities Corp. Home Equity REMIC, 3.06%, 04/15/33 (i)	37	33
Banc of America Commercial Mortgage Inc. REMIC, 5.64%, 04/10/49 (i)	600	683
Banc of America Funding Corp. REMIC 3.11%, 06/20/36 (i)	1,308	1,005

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
5.79%, 10/25/36 (i)	70	55
0.49%, 06/20/47 (i)	1,700	973
Banc of America Mortgage Securities Inc. REMIC, 3.11%, 09/25/35 (i)	831	762
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.67%, 04/25/34 (i)	215	211
3.47%, 11/25/34 (i)	674	677
Bear Stearns Commercial Mortgage Securities REMIC, 5.72%, 06/11/40 (i)	750	844
Bear Stearns Mortgage Funding Trust REMIC, 0.37%, 12/25/46 (i)	2,732	1,705
CIT Mortgage Loan Trust REMIC, 1.46%, 10/25/37 (i) (q)	654	632
Citigroup Mortgage Loan Trust Inc. REMIC, 3.12%, 12/25/35 (i)	1,202	766
College Loan Corp. Trust, 0.51%, 04/25/24 (i)	2,600	2,450
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	414
Commercial Mortgage Pass-Through Certificates REMIC
4.06%, 12/10/44	950	1,039
4.93%, 12/10/44 (i)	825	927
5.65%, 12/10/44 (i)	525	594
2.82%, 11/15/45	5,000	5,136
5.35%, 12/10/46	250	277
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	62	67
Countrywide Alternative Loan Trust REMIC, 1.67%, 09/25/35 (i)	234	181
Countrywide Asset-Backed Certificates REMIC, 1.46%, 06/25/34 (i)	198	134
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.91%, 02/19/34 (i)	355	330
2.93%, 11/20/34 (i)	330	301
Deutsche Bank Alternate Loan Trust REMIC, 2.02%, 08/25/35 (i) (q)	229	158
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.09%, 03/19/46 (i) (q)	377	231
Educational Services of America Inc., 1.17%, 07/25/23 (i) (r)	1,073	1,088
First Horizon Asset Securities Inc. REMIC, 2.68%, 12/25/34 (i)	138	135
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.49%, 05/17/32 (i) (q)	1,153	42
FREMF Mortgage Trust REMIC
4.35%, 12/25/44 (i) (r)	950	1,005
3.88%, 01/25/47 (i) (r)	650	642
3.82%, 06/25/47 (i) (r)	3,500	3,643
3.82%, 06/25/47 (i) (r)	975	944
GCO Education Loan Funding Trust
0.44%, 05/25/25 (i)	2,573	2,473
0.54%, 05/25/36 (i)	900	782
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	218	203
7.00%, 09/25/37 (i)	305	282
Granite Master Issuer Plc
0.29%, 12/20/54 (i)	11,003	10,829
0.31%, 12/20/54 (i), EUR	1,090	1,418
0.33%, 12/20/54 (i), EUR	165	215
0.35%, 12/20/54 (i)	2,082	2,045
0.61%, 12/20/54 (i), GBP	2,743	4,382
Granite Mortgages Plc, 0.91%, 01/20/44 (i), GBP	390	627
GS Mortgage Securities Corp. II REMIC, 5.79%, 08/10/45 (e) (i)	2,600	2,998

	Shares/Par (p)	Value
GSMPS Mortgage Loan Trust, 0.67%, 02/25/35 (i) (q)	78	68
GSR Mortgage Loan Trust REMIC, 3.01%, 10/25/35 (i)	392	357
Harborview Mortgage Loan Trust REMIC
0.55%, 06/20/35 (i)	899	821
2.92%, 08/19/36 (i)	1,574	1,050
Impac CMB Trust REMIC, 0.85%, 03/25/35 (i)	126	102
IndyMac Index Mortgage Loan Trust REMIC
0.83%, 06/25/34 (i)	247	223
2.67%, 03/25/35 (i)	519	446
2.62%, 08/25/35 (i)	608	511
0.42%, 05/25/46 (i)	867	642
JPMorgan Chase Commercial Mortgage Securities Corp., 2.83%, 10/15/45	3,600	3,690
Lehman XS Trust REMIC, 1.06%, 09/25/47 (i)	1,233	872
Luminent Mortgage Trust REMIC, 0.40%, 05/25/46 (i)	532	328
MASTR Adjustable Rate Mortgages Trust REMIC
3.33%, 10/25/34 (i)	241	217
3.43%, 12/25/34 (i)	83	78
2.99%, 01/25/36 (i)	573	535
1.35%, 12/25/46 (i) (q)	3,588	1,507
MASTR Seasoned Securities Trust REMIC, 3.66%, 10/25/32 (i)	235	233
Merit Securities Corp. REMIC, 1.71%, 09/28/32 (i) (q)	67	66
Merrill Lynch Alternative Note Asset Trust REMIC, 0.40%, 07/25/47 (i)	653	432
Mid-State Trust, 7.34%, 07/01/35	181	187
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	6,500	6,719
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	224
5.93%, 12/15/44 (i)	150	145
Morgan Stanley Mortgage Loan Trust REMIC
2.99%, 08/25/34 (i)	138	130
2.84%, 03/25/36 (i)	1,446	993
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	2,074
1.84%, 10/07/20	423	429
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.44%, 10/01/35 (i)	2,121	2,151
Residential Accredit Loans Inc. Trust REMIC
2.95%, 11/25/37 (i)	3,427	1,610
1.17%, 01/25/46 (i)	1,088	708
Residential Funding Mortgage Securities Inc. Trust REMIC
3.11%, 08/25/35 (i)	613	440
3.23%, 09/25/35 (i)	705	632
SLM Student Loan Trust, 2.02%, 07/25/23 (i)	5,900	6,227
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.80%, 05/25/34 (i)	520	526
2.77%, 09/25/34 (i)	216	215
Structured Asset Mortgage Investments Inc. REMIC, 2.75%, 08/25/35 (i)	85	80
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.57%, 06/25/34 (i)	541	550
2.54%, 12/25/35 (i)	190	190
2.54%, 09/25/36 (i)	1,233	1,008
0.44%, 04/25/45 (i)	137	129
Wells Fargo Alternative Loan Trust REMIC, 2.90%, 12/28/37 (i)	2,466	1,833

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.72%, 04/25/36 (i)	153	140

Total Non-U.S. Government Agency Asset-Backed Securities (cost $109,785)		100,091

CORPORATE BONDS AND NOTES - 39.5%

CONSUMER DISCRETIONARY - 3.6%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	2,175	2,202
COX Communications Inc., 3.25%, 12/15/22 (r)	1,425	1,470
CSC Holdings LLC, 8.63%, 02/15/19 (e)	1,144	1,367
D.R. Horton Inc., 4.38%, 09/15/22 (e)	3,100	3,162
DIRECTV Holdings LLC
5.88%, 10/01/19 (e)	1,275	1,507
6.00%, 08/15/40	800	888
DISH DBS Corp., 6.75%, 06/01/21 (e)	1,975	2,251
MGM Resorts International, 6.63%, 12/15/21 (e)	2,225	2,225
NBCUniversal Media LLC, 4.38%, 04/01/21	3,675	4,128
News America Inc., 6.15%, 02/15/41	1,975	2,502
Nielsen Finance LLC, 4.50%, 10/01/20 (r)	2,225	2,214
PVH Corp., 4.50%, 12/15/22 (e)	2,276	2,299
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,655
Videotron Ltd., 5.00%, 07/15/22	2,100	2,202
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,828

		32,900

CONSUMER STAPLES - 2.4%
Altria Group Inc., 2.85%, 08/09/22	1,000	989
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	1,080	1,064
CVS Caremark Corp., 2.75%, 12/01/22	3,225	3,237
Kraft Foods Group Inc.
2.25%, 06/05/17 (r)	1,250	1,293
6.13%, 08/23/18 (q)	1,125	1,378
Mondelez International Inc.
5.38%, 02/10/20	1,830	2,209
6.50%, 02/09/40	1,025	1,377
Pernod-Ricard SA
2.95%, 01/15/17 (e) (r)	1,950	2,051
4.45%, 01/15/22 (r)	2,650	2,931
Reynolds Group Issuer Inc., 5.75%, 10/15/20 (e) (r)	2,175	2,246
SABMiller Holdings Inc., 2.45%, 01/15/17 (r)	1,800	1,876
Walgreen Co., 1.80%, 09/15/17	1,275	1,282

		21,933

ENERGY - 5.1%
Access Midstream Partners LP, 4.88%, 05/15/23	2,250	2,284
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,199
Continental Resources Inc., 5.00%, 09/15/22 (e)	2,750	2,963
El Paso LLC
7.80%, 08/01/31	33	38
7.75%, 01/15/32	515	605
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	1,975	2,408
Energy Transfer Partners LP
6.70%, 07/01/18	1,950	2,350
5.20%, 02/01/22 (e)	1,025	1,169
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	1,700	1,940
7.03%, 01/15/68 (i)	1,550	1,775
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	530	702
4.95%, 07/19/22	690	742

	Shares/Par (p)	Value
Lukoil International Finance BV, 6.66%, 06/07/22	930	1,132
Nexen Inc.
6.40%, 05/15/37	1,385	1,791
7.50%, 07/30/39	1,050	1,520
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e) (r)	1,360	1,572
Range Resources Corp., 7.25%, 05/01/18	400	420
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (e) (r)	1,640	1,669
Rowan Cos. Inc., 4.88%, 06/01/22	2,450	2,661
Southern Union Co., 3.33%, 11/01/66 (i)	3,693	3,162
TNK-BP Finance SA, 7.50%, 07/18/16	820	949
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,474
Transocean Inc.
6.50%, 11/15/20 (e)	4,625	5,601
6.38%, 12/15/21 (e)	1,025	1,246
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	663
Weatherford International Ltd., 9.63%, 03/01/19	1,475	1,924
Western Gas Partners LP, 4.00%, 07/01/22	1,375	1,447
Williams Cos. Inc., 3.70%, 01/15/23	1,350	1,362

		46,768

FINANCIALS - 20.7%
Abbey National Treasury Services Plc
2.12%, 02/16/15 (i), GBP	1,100	1,824
4.00%, 04/27/16 (e)	2,075	2,194
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (e) (r)	1,327	1,391
American General Capital II, 8.50%, 07/01/30	1,275	1,600
American International Group Inc., 2.38%, 08/24/15	850	875
ANZ Capital Trust II, 5.36%, (callable at 100 beginning 12/15/13) (m) (r)	3,525	3,595
Bank of America Corp.
5.42%, 03/15/17	1,300	1,424
5.75%, 12/01/17	1,250	1,457
5.65%, 05/01/18	1,550	1,803
5.70%, 01/24/22 (e)	2,275	2,736
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	674	637
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	3,000	3,430
Barclays Bank Plc, 6.05%, 12/04/17 (q)	1,950	2,157
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23 (e) (r)	850	904
6.25%, 08/15/42 (r)	825	931
BRFkredit A/S, 2.05%, 04/15/13 (r)	8,300	8,340
Capital One Capital III, 7.69%, 08/15/36	3,100	3,100
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,321
Chubb Corp., 6.38%, 03/29/67 (i)	825	899
Citigroup Funding Inc. Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19, Moody’s Rating Baa1) (q), RUB	154,500	5,325
Citigroup Inc.
5.00%, 09/15/14	2,475	2,604
6.13%, 11/21/17	1,010	1,202
4.50%, 01/14/22 (e)	1,875	2,092
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 8.15%, 02/03/27, Moody’s Rating Baa1) (q), RUB	28,600	1,033
Developers Diversified Realty Corp.
9.63%, 03/15/16	170	209
7.50%, 04/01/17	2,170	2,603
Discover Bank, 8.70%, 11/18/19	551	717
Discover Financial Services, 3.85%, 11/21/22 (q)	1,774	1,831

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
DNB Boligkreditt A/S
2.10%, 10/14/15 (e) (i) (q)	5,100	5,286
2.90%, 03/29/16 (e) (i) (r)	600	638
ERP Operating LP, 4.63%, 12/15/21	2,575	2,901
Fifth Third Bancorp, 3.63%, 01/25/16	950	1,015
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,828
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,095
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,075	1,298
5.00%, 05/15/18	1,200	1,324
5.88%, 08/02/21 (e)	900	1,048
General Electric Capital Corp., 5.88%, 01/14/38	900	1,086
HCP Inc.
6.00%, 01/30/17	1,375	1,580
2.63%, 02/01/20 (e)	1,150	1,145
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,972
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (i), BRL	4,840	7,132
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,389
ING Bank NV
2.38%, 06/09/14 (r)	1,550	1,570
2.00%, 09/25/15 (r)	1,200	1,209
JPMorgan Chase & Co.
7.25%, 02/01/18 (e)	1,475	1,848
4.35%, 08/15/21	1,725	1,929
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,275
Liberty Property LP, 4.75%, 10/01/20	2,350	2,567
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,238
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	500	690
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (e) (r)	2,125	2,222
Morgan Stanley
6.25%, 08/28/17	2,625	3,004
6.63%, 04/01/18	1,825	2,151
5.63%, 09/23/19	1,950	2,205
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,445
Nippon Life Insurance Co., 5.00%, 10/18/42 (i) (r)	3,075	3,248
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	8,250
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,755
Principal Financial Group Inc., 3.13%, 05/15/23	1,425	1,415
ProLogis LP, 6.13%, 12/01/16	900	1,029
ProLogis LP Convertible Bond, 1.88%, 11/15/37	1,075	1,075
Prudential Financial Inc., 5.63%, 06/15/43 (e) (i)	2,150	2,228
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,578
Regions Bank, 7.50%, 05/15/18	1,625	1,960
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,325
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,664
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,175	2,226
Simon Property Group LP, 10.35%, 04/01/19 (e)	1,650	2,359
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	236
Sparebank 1 Boligkreditt A/S
2.63%, 05/27/16 (e) (r)	12,300	12,976
2.30%, 06/30/17 (e) (i) (r)	4,800	5,009

	Shares/Par (p)	Value
1.75%, 11/15/19 (r)	4,700	4,643
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,298
Swedbank Hypotek AB, 0.76%, 03/28/14 (i) (r)	1,200	1,204
Transatlantic Holdings Inc., 8.00%, 11/30/39 (e)	975	1,298
UBS AG, 7.63%, 08/17/22 (e)	975	1,077
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	399
Union Bank NA, 2.13%, 06/16/17	2,575	2,648
WEA Finance LLC
7.50%, 06/02/14 (r)	475	517
7.13%, 04/15/18 (r)	900	1,109
3.38%, 10/03/22 (e) (r)	1,000	1,028

		187,878

HEALTH CARE - 0.9%
AbbVie Inc., 1.75%, 11/06/17 (r)	4,300	4,347
Express Scripts Holdings Co., 2.65%, 02/15/17 (r)	1,300	1,351
HCA Inc.
7.88%, 02/15/20	500	556
7.50%, 02/15/22 (e)	900	1,031
Mylan Inc., 7.88%, 07/15/20 (r)	800	945

		8,230

INDUSTRIALS - 0.7%
Clean Harbors Inc., 5.25%, 08/01/20	825	860
GE Capital Trust I, 6.38%, 11/15/67 (i)	1,374	1,448
General Electric Co., 2.70%, 10/09/22	2,150	2,192
Xylem Inc., 3.55%, 09/20/16	1,900	2,024

		6,524

INFORMATION TECHNOLOGY - 0.8%
Equinix Inc., 7.00%, 07/15/21	2,525	2,803
Hewlett-Packard Co.
3.00%, 09/15/16 (e)	1,675	1,686
2.60%, 09/15/17 (e)	1,100	1,071
4.30%, 06/01/21 (e)	125	124
NetApp Inc., 2.00%, 12/15/17	1,575	1,569

		7,253

MATERIALS - 1.9%
Ashland Inc., 4.75%, 08/15/22 (r)	575	598
Ball Corp., 5.00%, 03/15/22 (e)	2,725	2,916
CF Industries Holding Inc., 7.13%, 05/01/20 (e)	850	1,070
Dow Chemical Co., 7.60%, 05/15/14 (l)	1,082	1,181
Eastman Chemical Co., 2.40%, 06/01/17 (e)	2,900	2,996
Ecolab Inc., 4.35%, 12/08/21	2,350	2,623
Rockwood Specialties Group Inc., 4.63%, 10/15/20 (e)	2,825	2,924
Xstrata Finance Canada Ltd., 2.45%, 10/25/17 (r)	3,015	3,044

		17,352

TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.
2.95%, 05/15/16 (e)	3,600	3,811
2.63%, 12/01/22	2,350	2,354
Crown Castle International Corp., 5.25%, 01/15/23 (e) (r)	2,750	2,943
Frontier Communications Corp.
6.25%, 01/15/13	1,800	1,800
8.50%, 04/15/20 (e)	1,950	2,243
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	748
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	2,500	2,731
Telefonica Emisiones SAU, 5.46%, 02/16/21	550	586

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Verizon Communications Inc., 3.50%, 11/01/21 (e)	875	957
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16 (r)	400	431
9.13%, 04/30/18	300	363
7.75%, 02/02/21 (e) (r)	730	843
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	650	745
Virgin Media Finance Plc, 5.25%, 02/15/22 (e)	825	875

		21,430

UTILITIES - 1.0%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,241
Ipalco Enterprises Inc., 5.00%, 05/01/18 (e)	875	917
Nevada Power Co., 7.13%, 03/15/19 (e)	1,175	1,507
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,861
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,602
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	717

		8,845

Total Corporate Bonds and Notes (cost $339,933)		359,113

GOVERNMENT AND AGENCY OBLIGATIONS - 52.4%

GOVERNMENT SECURITIES - 9.0%

Federal Home Loan Bank - 0.5% (w)
Federal Home Loan Bank, 5.63%, 06/11/21	3,200	4,181

Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp., 4.38%, 01/15/14, EUR	1,900	2,597

Federal National Mortgage Association - 1.8% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
0.88%, 10/26/17	10,500	10,542
6.25%, 05/15/29	2,600	3,735
6.63%, 11/15/30	900	1,371

		16,449

Municipals - 1.7%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,046
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.50%, 04/29/19 (i)	3,787	3,774
1.82%, 04/01/42 (i)	2,300	1,923
2.83%, 04/01/42 (i)	650	544
3.77%, 04/01/42 (i)	700	585
1.71%, 01/29/46 - 01/29/46 (i)	3,400	2,843
State of California
7.95%, 03/01/36	1,290	1,603
7.63%, 03/01/40	2,390	3,453

		15,771

Sovereign - 3.3%
Chile Government International Bond, 3.63%, 10/30/42	1,430	1,412
Indonesia Government International Bond, 8.50%, 10/12/35	1,210	1,936
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	2,100	2,771
5.50%, 12/04/23 (e)	100	132
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d)	4,520	4,215
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,299
Mexican Bonos
8.50%, 05/31/29 - 11/18/38, MXN	63,613	6,210
7.75%, 05/29/31 - 11/13/42, MXN	17,987	1,633
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,619
Russian Foreign Bond, 4.50%, 04/04/22 (r)	800	916

	Shares/Par (p)	Value
Slovenia Government International Bond, 5.50%, 10/26/22 (r)	1,140	1,197
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,630
5.98%, 04/01/36	1,250	1,757
4.63%, 09/15/60	800	958

		29,685

Treasury Inflation Index Securities - 0.7%
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15 (n)	969	1,029
0.13%, 07/15/22 (n) (o)	2,414	2,621
0.75%, 02/15/42 (n) (o)	2,457	2,691

		6,341

U.S. Treasury Securities - 0.7%
U.S. Treasury Bond
3.00%, 05/15/42	1,000	1,019
2.75%, 08/15/42 - 11/15/42	5,800	5,589

		6,608

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 43.4%

Federal Home Loan Mortgage Corp. - 9.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/15/28, TBA (g)	6,000	6,262
3.00%, 03/01/32 - 01/01/43	49,001	51,278
5.00%, 10/01/33 - 06/01/41	10,621	11,459
5.50%, 01/01/36 - 02/01/36	90	100
4.00%, 08/01/36 - 11/01/41	2,969	3,191
3.13%, 01/01/37 (i)	650	689
6.00%, 09/01/37 - 11/01/38	1,994	2,213
6.50%, 01/01/38 - 12/01/38	2,676	3,036
4.50%, 11/01/40 - 03/01/41	95	103
5.00%, 01/15/41, TBA (g)	8,000	8,608
3.00%, 01/15/43, TBA (g)	1,000	1,045
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, Interest Only, 3.50%, 10/15/42 (q)	3,752	457

		88,441

Federal National Mortgage Association - 33.5%
Federal National Mortgage Association
2.80%, 03/01/18	2,512	2,709
5.00%, 03/01/18 - 04/01/42	53,346	57,963
3.74%, 05/01/18	1,468	1,662
3.84%, 05/01/18	1,790	2,009
4.50%, 05/01/18 - 10/01/41	34,995	38,107
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	5,095
3.42%, 10/01/20	1,168	1,289
3.63%, 12/01/20	876	980
3.76%, 12/01/20	5,078	5,765
4.38%, 06/01/21	3,587	4,174
3.96%, 07/01/21	1,600	1,807
5.50%, 09/01/23 - 02/01/39	8,439	9,228
8.00%, 08/01/29 - 01/01/31	57	66
6.00%, 03/01/32 - 10/01/40	27,793	30,440
7.00%, 07/01/32	6	7
2.14%, 11/01/35 (i)	50	52
2.39%, 05/01/36 (i)	358	379
2.57%, 05/01/36 (i)	364	387
2.63%, 08/01/36 (i)	372	396
4.00%, 08/01/36 - 02/01/42	5,281	5,674
2.46%, 09/01/36 (i)	390	411
3.50%, 01/15/41, TBA (g)	12,000	12,794
4.00%, 01/15/41, TBA (g)	28,000	30,012
4.50%, 01/15/41, TBA (g)	27,000	29,165
6.00%, 01/15/41, TBA (g)	13,000	14,198
3.50%, 10/01/42 - 12/01/42	6,954	7,431
3.00%, 01/15/43, TBA (g)	32,000	33,530

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
REMIC, 10.40%, 04/25/19	—	—
REMIC, 1.52%, 12/25/19	1,800	1,842
REMIC, 1.80%, 12/25/19	2,200	2,257
REMIC, 2.35%, 05/25/22	1,900	1,929
REMIC, Interest Only, 4.79%, 11/25/40 (q)	6,686	492
REMIC, Interest Only, 3.50%, 10/25/41 (q)	3,339	343
REMIC, Interest Only, 5.94%, 11/25/42 (q)	9,949	1,755
REMIC, Interest Only, 3.50%, 12/25/42 (q)	4,085	451

		304,800

Government National Mortgage Association - 0.2%
Government National Mortgage Association
3.95%, 07/15/25	942	1,026
6.00%, 06/15/34 - 11/15/38	194	219

		1,245

Total Government and Agency Obligations (cost $467,157)		476,118

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	—

Total Common Stocks (cost $184)		—

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
CoBank ACB, (callable at 100 beginning 10/02/22) (m) (q)	4	437

Total Preferred Stocks (cost $420)		437

SHORT TERM INVESTMENTS - 15.8%

Investment Company - 9.6%
JNL Money Market Fund, 0.06% (a) (h)	87,108	87,108

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	54,033	54,033

Treasury Securities - 0.3%
Mexican Cetes, 0.34%, 03/21/13, MXN	30,460	2,334

Total Short Term Investments (cost $143,496)		143,475

Total Investments - 118.7% (cost $1,060,975)		1,079,234
Total Forward Sales Commitments - (4.3%) (proceeds $38,988)		(38,993)
Other Assets and Liabilities, Net - (14.4%)		(131,140)

Total Net Assets - 100.0%		$909,101

FORWARD SALES COMMITMENTS - 4.3%

GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.3%

Federal National Mortgage Association - 4.3%
Federal National Mortgage Association, 5.00%, 01/15/41, TBA (g)	$36,000	$38,993

Total Forward Sales Commitments - 4.3% (proceeds $38,988)		$38,993

	Shares/Par (p)	Value
JNL/Goldman Sachs Emerging Markets Debt Fund* (y)

CORPORATE BONDS AND NOTES - 45.5%

CONSUMER DISCRETIONARY - 0.5%
Other Securities		$5,052

CONSUMER STAPLES - 1.8%
Other Securities		16,978

ENERGY - 7.9%
CNPC General Capital Ltd., 3.95%, 04/19/22	$5,400	5,838
Dolphin Energy Ltd., 5.50%, 12/15/21	7,120	8,304
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	3,970	4,059
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22	1,560	1,860
4.95%, 07/19/22 (e)	7,000	7,529
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	170,599	14,134
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	3,692	4,269
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 4.00%, 09/30/20	5,184	5,819
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.15%, 03/06/17 (e) (r)	3,840	3,898
4.20%, 03/06/22 (e) (r)	6,940	7,061
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	3,720	4,111
Other Securities		8,673

		75,555

FINANCIALS - 24.1%
Banco de Bogota SA, 5.00%, 01/15/17 (e)	5,490	5,915
Banco de Credito e Inversiones, 3.00%, 09/13/17	7,010	7,144
Banco do Brasil SA, 3.88%, 10/10/22	6,980	7,032
Bancolombia SA, 5.95%, 06/03/21	4,050	4,678
Bank of Thailand
3.30%, 04/30/14, THB	42,900	1,411
3.22%, 03/01/16, THB	87,900	2,894
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	10,239
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,261
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	3,431
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	7,559
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	6,806
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (i) (q), NGN	105,000	737
Citigroup Funding Inc. Credit Linked Note (Russian Government Bond, 7.60%, 07/20/22, Moody’s Rating Baa1) (r), RUB	507,700	17,548
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A), BRL	2,370	3,467

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (q), BRL	3,300	4,827
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19, Moody’s Rating Baa1), RUB	151,100	5,208
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 7.60%, 07/20/22, Moody’s Rating Baa1), RUB	103,400	3,574
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3), IDR	17,900,000	2,060
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,725
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	84,000,000	10,501
Deutsche Bank AG Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19, Moody’s Rating Baa1), RUB	115,780	3,991
HSBC Bank Plc Credit Linked Note (Russian Government Bond, 8.15%, 02/03/27, Moody’s Rating Baa1) (r), RUB	62,400	2,255
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13, Moody’s rating N/A) (r), NGN	1,075,000	6,389
HSBC Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	65,000,000	8,115
HSBC Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	86,000,000	10,588
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	2,837
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	45,900,000	4,977
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1) (q), RUB	382,870	12,950
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody’s rating Baa1), RUB	354,100	12,131
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.50%, 03/25/13, RUB	100,200	3,273
8.70%, 03/17/16 (e), RUB	128,000	4,252
Standard Chartered Bank Credit Linked Note (Republic of Ghana, 21.00%, 10/26/15, Moody’s Rating N/A), GHS	8,600	4,582
Other Securities		45,137

		229,494

HEALTH CARE - 0.1%
Other Securities		985

INDUSTRIALS - 3.5%
Transnet SOC Ltd.
9.25%, 11/14/17, ZAR	4,000	521
10.50%, 09/17/20, ZAR	17,000	2,364
10.80%, 11/06/23, ZAR	7,000	1,004
9.50%, 08/19/25, ZAR	61,000	7,847
8.90%, 11/14/27, ZAR	72,000	8,871
Other Securities		12,300

		32,907

	Shares/Par (p)	Value
MATERIALS - 1.5%
Other Securities		13,792

TELECOMMUNICATION SERVICES - 3.4%
America Movil SAB de CV
9.00%, 01/15/16, MXN	9,000	754
3.13%, 07/16/22	1,820	1,850
6.45%, 12/05/22, MXN	35,950	2,855
8.46%, 12/18/36, MXN	18,100	1,540
Digicel Group Ltd., 8.25%, 09/30/20 (e)	4,020	4,422
MTS International Funding Ltd., 8.63%, 06/22/20	3,790	4,780
Qtel International Finance Ltd., 3.25%, 02/21/23 (r)	5,800	5,794
VimpelCom Holdings BV, 7.50%, 03/01/22	7,440	8,528
Other Securities		2,017

		32,540

UTILITIES - 2.7%
Abu Dhabi National Energy Co., 3.63%, 01/12/23 (e) (r)	4,300	4,429
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (r)	3,740	4,198
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	930	1,167
8.38%, 02/01/21, COP	6,434,000	4,206
Other Securities		11,923

		25,923

Total Corporate Bonds and Notes (cost $421,000)		433,226

GOVERNMENT AND AGENCY OBLIGATIONS - 46.0%

GOVERNMENT SECURITIES - 46.0%

Sovereign - 41.2%
Bank of Thailand
0.10%, 03/07/13, THB	459,000	14,933
3.42%, 08/18/13, THB	208,200	6,833
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14, BRL	16,810	8,422
10.00%, 01/01/18, BRL	18,948	9,780
10.00%, 01/01/21, BRL	19,987	10,282
10.00%, 01/01/23, BRL	27,651	14,192
Dominican Republic International Bond
14.00%, 10/18/19 (f) (r), DOP	24,730	626
16.95%, 02/04/22, DOP	151,800	4,636
Hungary Government Bond
6.75%, 02/12/13, HUF	1,015,250	4,603
8.00%, 02/12/15, HUF	2,595,040	12,358
7.75%, 08/24/15, HUF	1,539,100	7,329
5.50%, 02/12/16, HUF	2,986,670	13,476
6.75%, 02/24/17, HUF	688,100	3,217
6.50%, 06/24/19, HUF	101,000	471
Indonesia Government Bond, 7.38%, 09/15/16, IDR	59,070,000	6,668
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d) (e)	9,369	8,737
Malaysia Government Bond
4.01%, 09/15/17, MYR	10,840	3,663
3.31%, 10/31/17, MYR	12,600	4,131
3.58%, 09/28/18, MYR	29,975	9,930
4.38%, 11/29/19, MYR	37,700	13,054
4.16%, 07/15/21, MYR	50,975	17,416
Mexican Bonos
6.50%, 06/09/22, MXN	217,417	18,198
7.50%, 06/03/27, MXN	27,243	2,452
7.75%, 05/29/31, MXN	122,404	11,078
10.00%, 11/20/36, MXN	48,464	5,419
8.50%, 11/18/38, MXN	40,113	3,921

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
7.75%, 11/13/42, MXN	56,378	5,128
Peruvian Government Bond, 9.91%, 05/05/15, PEN	750	341
Peruvian Government International Bond
4.40%, 09/12/13, PEN	649	256
9.91%, 05/05/15, PEN	649	295
7.84%, 08/12/20, PEN	33,654	16,617
7.84%, 08/12/20, PEN	10,314	5,093
8.20%, 08/12/26, PEN	170	93
6.95%, 08/12/31, PEN	3,780	1,863
6.85%, 02/12/42, PEN	4,290	2,112
Philippine Government Bond, 4.95%, 01/15/21, PHP	188,000	5,053
Philippine Government International Bond
3.90%, 11/26/22, PHP	140,000	3,529
6.25%, 01/14/36, PHP	92,000	2,689
Romania Government Bond, 5.90%, 07/26/17, RON	22,400	6,553
South Africa Government Bond
10.50%, 12/21/26, ZAR	20,675	3,124
7.00%, 02/28/31, ZAR	34,500	3,770
6.25%, 03/31/36, ZAR	29,410	2,814
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,468
3.63%, 05/22/15, THB	403,035	13,381
3.13%, 12/11/15, THB	126,300	4,147
3.25%, 06/16/17, THB	177,200	5,828
3.65%, 12/17/21, THB	23,200	770
3.63%, 06/16/23, THB	66,600	2,191
3.58%, 12/17/27, THB	122,800	3,889
Turkey Government Bond
9.00%, 03/05/14, TRY	5,360	3,102
11.00%, 08/06/14, TRY	5,775	3,478
7.50%, 09/24/14, TRY	32,340	18,541
9.00%, 01/27/16, TRY	9,700	5,861
9.00%, 03/08/17, TRY	30,600	18,800
10.50%, 01/15/20, TRY	8,000	5,485
9.50%, 01/12/22, TRY	14,800	9,947
8.50%, 09/14/22, TRY	1,300	829
Other Securities		17,365

		392,237

Treasury Inflation Index Securities - 4.8%
Brazil Notas do Tesouro Nacional Inflation Indexed Note - Series B
6.00%, 08/15/16 (s), BRL	2,730	3,364
6.00%, 05/15/17 (s), BRL	6,575	8,170
Nota Do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/40 (s), BRL	4,331	6,361
Poland Government Treasury Inflation Indexed Bond
3.00%, 08/24/16 (n), PLN	28,954	10,089
2.75%, 08/25/23 (n), PLN	8,797	3,226
Thailand Government Inflation Indexed Bond, 1.20%, 07/14/21 (s), THB	390,899	12,982
Other Securities		1,962

		46,154

Total Government and Agency Obligations (cost $426,503)		438,391

OTHER EQUITY INTERESTS - 0.1%
Other Securities		1,194

Total Other Equity Interests (cost $1,187)		1,194

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 10.1%

Investment Company - 3.0%
JNL Money Market Fund, 0.06% (a) (h)	28,084	28,084

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	39,107	39,107

Treasury Securities - 3.0%
Mexican Cetes
0.34%, 03/21/13, MXN	114,982	8,812
0.34%, 04/04/13, MXN	203,983	15,608
0.33%, 06/27/13, MXN	59,486	4,505

		28,925

Total Short Term Investments (cost $96,439)		96,116

Total Investments - 101.7% (cost $945,129)		968,927
Other Assets and Liabilities, Net - (1.7%)		(16,006)

Total Net Assets - 100.0%		$952,921

JNL/Goldman Sachs Mid Cap Value Fund* (y)

COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 10.4%
Chipotle Mexican Grill Inc. - Class A (c)	31	$9,253
Liberty Interactive Corp. - Interactive Class A (c)	619	12,184
Macy’s Inc.	249	9,703
MGM Resorts International (c)	871	10,136
PVH Corp.	93	10,278
Other Securities		50,345

		101,899

CONSUMER STAPLES - 5.2%
JM Smucker Co.	145	12,512
Other Securities		38,864

		51,376

ENERGY - 8.7%
Cameron International Corp. (c)	275	15,511
HollyFrontier Corp.	193	8,975
Marathon Petroleum Corp.	199	12,564
Pioneer Natural Resources Co.	98	10,416
Range Resources Corp.	153	9,604
Southwestern Energy Co. (c)	299	9,997
Other Securities		17,978

		85,045

FINANCIALS - 27.6%
Alexandria Real Estate Equities Inc.	155	10,768
Ameriprise Financial Inc.	179	11,224
AvalonBay Communities Inc.	89	12,052
CIT Group Inc. (c)	270	10,420
Everest Re Group Ltd.	114	12,550
Host Hotels & Resorts Inc.	716	11,226
Invesco Ltd.	568	14,831
Kimco Realty Corp.	481	9,287
Liberty Property Trust	291	10,410
M&T Bank Corp. (e)	196	19,263
NASDAQ OMX Group Inc.	477	11,934
Principal Financial Group Inc.	573	16,341
SLM Corp.	892	15,278
Ventas Inc.	220	14,225
WR Berkley Corp.	304	11,475

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
XL Group Plc	478	11,984
Other Securities		66,988

		270,256

HEALTH CARE - 7.5%
Aetna Inc.	389	17,993
Boston Scientific Corp. (c)	1,903	10,907
Hologic Inc. (c)	557	11,157
Mylan Inc. (c)	476	13,091
Other Securities		20,312

		73,460

INDUSTRIALS - 9.5%
Dover Corp.	219	14,412
Fortune Brands Home & Security Inc. (c)	336	9,812
Lennox International Inc.	184	9,651
Stanley Black & Decker Inc.	176	13,041
Other Securities		45,598

		92,514

INFORMATION TECHNOLOGY - 10.5%
Altera Corp.	348	11,984
Juniper Networks Inc. (c)	632	12,432
Lam Research Corp. (c)	470	16,974
Parametric Technology Corp. (c)	465	10,474
Other Securities		50,666

		102,530

MATERIALS - 6.2%
Carpenter Technology Corp.	206	10,655
Celanese Corp. - Class A	206	9,182
Reliance Steel & Aluminum Co.	154	9,579
Sealed Air Corp.	654	11,455
Other Securities		19,321

		60,192

UTILITIES - 10.0%
Edison International	214	9,659
Northeast Utilities	267	10,432
PPL Corp.	407	11,659
Sempra Energy	146	10,366
Xcel Energy Inc.	439	11,716
Other Securities		43,734

		97,566

Total Common Stocks (cost $847,105)		934,838

INVESTMENT COMPANIES - 1.1%
iShares Russell Midcap Value Index Fund	205	10,290

Total Investment Companies (cost $10,209)		10,290

SHORT TERM INVESTMENTS - 3.8%

Investment Company - 3.4%
JNL Money Market Fund, 0.06% (a) (h)	33,150	33,150

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	4,227	4,227

Total Short Term Investments (cost $37,377)		37,377

Total Investments - 100.5% (cost $894,691)		982,505
Other Assets and Liabilities, Net - (0.5%)		(4,928)

Total Net Assets - 100.0%		$977,577

	Shares/Par (p)	Value
JNL/Goldman Sachs U.S. Equity Flex Fund* (y)

COMMON STOCKS - 122.2%

CONSUMER DISCRETIONARY - 16.7%
Bed Bath & Beyond Inc. (c)	40	$2,236
CBS Corp. - Class B (o)	44	1,685
Chipotle Mexican Grill Inc. - Class A (c)	5	1,365
DIRECTV (c) (o)	48	2,430
General Motors Co. (c)	69	1,978
Lowe’s Cos. Inc. (o)	70	2,478
MGM Resorts International (c) (o)	110	1,283
PVH Corp.	14	1,526
Urban Outfitters Inc. (c)	50	1,955
Viacom Inc. - Class B	28	1,473
Other Securities		3,224

		21,633

CONSUMER STAPLES - 12.6%
Anheuser-Busch InBev NV - ADR (o)	16	1,390
Diageo Plc - ADR	13	1,486
Monster Beverage Corp. (c)	39	2,067
Philip Morris International Inc.	22	1,873
Walgreen Co.	54	1,996
Other Securities		7,585

		16,397

ENERGY - 12.6%
Devon Energy Corp. (o)	53	2,762
Exxon Mobil Corp. (o)	70	6,053
Halliburton Co. (o)	89	3,076
Occidental Petroleum Corp.	20	1,565
Other Securities		2,980

		16,436

FINANCIALS - 18.2%
American International Group Inc. (c)	36	1,278
Bank of America Corp. (o)	228	2,644
Citigroup Inc.	36	1,441
JPMorgan Chase & Co. (o)	94	4,121
Morgan Stanley	68	1,310
Prudential Financial Inc. (o)	45	2,385
SunTrust Banks Inc. (o)	55	1,559
Travelers Cos. Inc. (o)	50	3,561
U.S. Bancorp (o)	52	1,647
Other Securities		3,653

		23,599

HEALTH CARE - 13.5%
Aetna Inc.	30	1,390
CR Bard Inc.	15	1,491
Eli Lilly & Co.	30	1,490
Johnson & Johnson (o)	19	1,361
Merck & Co. Inc. (o)	44	1,789
Pfizer Inc. (o)	120	3,020
UnitedHealth Group Inc. (o)	33	1,815
Vertex Pharmaceuticals Inc. (c)	45	1,882
Other Securities		3,273

		17,511

INDUSTRIALS - 11.1%
Boeing Co. (o)	47	3,514
Deere & Co.	21	1,786
General Electric Co. (o)	254	5,330
Masco Corp.	79	1,324
Textron Inc. (o)	57	1,409
Other Securities		1,098

		14,461

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 25.6%
Adobe Systems Inc. (c) (o)	46	1,737
Altera Corp. (o)	60	2,074
Apple Inc. (o)	14	7,251
Cisco Systems Inc. (o)	104	2,051
EMC Corp. (c) (o)	84	2,128
Fidelity National Information Services Inc.	40	1,385
Google Inc. - Class A (c) (o)	6	4,414
Juniper Networks Inc. (c) (o)	79	1,563
Lam Research Corp. (c)	62	2,245
Microsoft Corp. (o)	75	2,015
Oracle Corp.	47	1,564
QUALCOMM Inc.	25	1,558
Other Securities		3,312

		33,297

MATERIALS - 6.1%
Carpenter Technology Corp.	26	1,342
Celanese Corp. - Class A	30	1,350
LyondellBasell Industries NV - Class A	24	1,384
Sealed Air Corp.	80	1,403
Other Securities		2,434

		7,913

TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc. (o)	49	1,660

UTILITIES - 4.5%
Other Securities		5,900

Total Common Stocks (cost $145,604)		158,807

SHORT TERM INVESTMENTS - 1.1%

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	1,385	1,385
Total Short Term Investments (cost $1,385)		1,385

Total Investments - 123.3% (cost $146,989)		160,192
Total Securities Sold Short - (25.2%) (proceeds $31,227)		(32,774)
Other Assets and Liabilities, Net - 1.9%		2,506

Total Net Assets - 100.0%		$129,924

SECURITIES SOLD SHORT - 25.2%

COMMON STOCKS - 25.2%

CONSUMER DISCRETIONARY - 2.8%
AutoNation Inc.	16	$618
Gannett Co. Inc.	34	612
Gap Inc.	19	576
Garmin Ltd.	11	460
New York Times Co. - Class A	63	541
Penske Auto Group Inc.	14	420
Regis Corp.	27	458

		3,685

CONSUMER STAPLES - 2.0%
Dean Foods Co.	52	851
Kimberly-Clark Corp.	10	865
Kroger Co.	20	525
Safeway Inc.	22	399

		2,640

ENERGY - 2.6%
Apache Corp.	11	882
ConocoPhillips	21	1,231
Murphy Oil Corp.	22	1,301

		3,414

	Shares/Par (p)	Value
FINANCIALS - 3.8%
ACE Ltd.	7	575
Charles Schwab Corp.	49	702
eHealth Inc.	42	1,167
Federated Investors Inc. - Class B	31	618
FirstMerit Corp.	38	534
People’s United Financial Inc.	51	622
Valley National Bancorp	74	686

		4,904

HEALTH CARE - 0.8%
Becton Dickinson & Co.	5	368
Zimmer Holdings Inc.	10	676

		1,044

INDUSTRIALS - 3.4%
Caterpillar Inc.	12	1,117
Joy Global Inc.	10	636
Lockheed Martin Corp.	9	789
Northrop Grumman Systems Corp.	10	690
Precision Castparts Corp.	6	1,116

		4,348

INFORMATION TECHNOLOGY - 4.9%
Applied Materials Inc.	46	526
Corning Inc.	48	600
Cree Inc.	23	792
FactSet Research Systems Inc.	9	821
Flextronics International Ltd.	129	798
International Business Machines Corp.	3	479
Lexmark International Inc. - Class A	30	701
QLogic Corp.	57	558
Teradata Corp.	16	1,019

		6,294

MATERIALS - 3.0%
Aluminum Corp. of China Ltd. - ADR - Class H	35	418
Cliffs Natural Resources Inc.	13	491
Huntsman Corp.	55	882
Kronos Worldwide Inc.	22	438
United States Steel Corp.	38	908
Valhi Inc.	60	755

		3,892

TELECOMMUNICATION SERVICES - 0.9%
Frontier Communications Corp.	144	616
Verizon Communications Inc.	14	598

		1,214

UTILITIES - 1.0%
Southern Co.	15	629
Wisconsin Energy Corp.	19	710

		1,339

Total Securities Sold Short - 25.2% (proceeds $31,227)		$32,774

JNL/Invesco Global Real Estate Fund* (y)

COMMON STOCKS - 97.2%

FINANCIALS - 97.2%

Real Estate Investment Trusts - 68.8%
Diversified - REITS - 16.1%
British Land Co. Plc	1,540	$14,229
Digital Realty Trust Inc. (e)	211	14,347
Goodman Group	2,519	11,478

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
GPT Group	4,437	17,077
Land Securities Group Plc	1,220	16,279
Stockland	3,923	14,507
Unibail-Rodamco SE	140	34,023
Vornado Realty Trust	241	19,283
Other Securities		78,106

		219,329

Industrial - REITS - 3.2%
DCT Industrial Trust Inc. (e)	1,844	11,970
ProLogis Inc.	870	31,747

		43,717

Office - REITS - 9.6%
Alexandria Real Estate Equities Inc.	214	14,860
Boston Properties Inc.	157	16,604
Duke Realty Corp.	1,070	14,842
Great Portland Estates Plc	1,368	10,997
Japan Real Estate Investment Corp.	1	12,581
Kilroy Realty Corp.	318	15,046
Nippon Building Fund Inc.	1	9,910
SL Green Realty Corp.	174	13,317
Other Securities		22,697

		130,854

Residential - REITS - 10.9%
AvalonBay Communities Inc.	327	44,319
Boardwalk Real Estate Investment Trust (e)	167	10,863
Canadian Apartment Properties Real Estate Investment Trust (e)	407	10,198
Equity Residential	369	20,907
Essex Property Trust Inc.	200	29,262
UDR Inc.	1,032	24,546
Other Securities		9,026

		149,121

Retail - REITS - 17.6%
Centro Retail Australia	5,922	14,019
CFS Retail Property Trust	8,417	16,838
DDR Corp.	1,676	26,252
General Growth Properties Inc.	796	15,793
Macerich Co.	526	30,678
Simon Property Group Inc.	339	53,618
Westfield Group	2,845	31,423
Other Securities		51,150

		239,771

Specialized - REITS - 11.4%
Chartwell Seniors Housing REIT (e)	1,156	12,637
CubeSmart	644	9,380
Health Care REIT Inc.	511	31,342
Host Hotels & Resorts Inc.	1,817	28,477
Ventas Inc.	472	30,552
Other Securities		43,389

		155,777

Real Estate Management & Development - 28.4%

Real Estate Operating Companies - 24.5%
CapitaLand Ltd.	5,640	17,361
CapitaMalls Asia Ltd.	6,980	11,242
Global Logistic Properties Ltd.	4,619	10,682
GSW Immobilien AG	234	9,919
Henderson Land Development Co. Ltd.	2,316	16,581
Hongkong Land Holdings Ltd. (e)	2,323	16,407
Kerry Properties Ltd.	2,456	12,900
Mitsui Fudosan Co. Ltd.	1,632	39,924
Shimao Property Holdings Ltd.	5,371	10,367
Sino Land Co.	7,264	13,302
Sumitomo Realty & Development Co. Ltd.	1,018	33,913
Sun Hung Kai Properties Ltd.	2,108	31,968
Wharf Holdings Ltd.	3,380	26,938

	Shares/Par (p)	Value
Other Securities		82,214

		333,718

Real Estate Services - 3.9%
Mitsubishi Estate Co. Ltd.	912	21,834
Other Securities		31,761

		53,595

Total Common Stocks (cost $1,196,726)		1,325,882

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 2.7%
JNL Money Market Fund, 0.06% (a) (h)	36,995	36,995

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	54,089	54,089

Total Short Term Investments (cost $91,084)		91,084

Total Investments - 103.9% (cost $1,287,810)		1,416,966
Other Assets and Liabilities, Net - (3.9%)		(53,658)

Total Net Assets - 100.0%		$1,363,308

JNL/Invesco International Growth Fund* (y)

COMMON STOCKS - 89.3%

CONSUMER DISCRETIONARY - 20.4%
Adidas AG	132	$11,785
British Sky Broadcasting Group Plc	612	7,717
Compass Group Plc	1,447	17,173
Galaxy Entertainment Group Ltd. (c) (e)	2,056	8,244
Grupo Televisa SAB - GDR	454	12,055
Hyundai Mobis	37	10,116
Kingfisher Plc	1,797	8,396
Next Plc	120	7,309
Publicis Groupe SA	156	9,412
Reed Elsevier Plc	1,703	17,985
Toyota Motor Corp.	192	8,984
WPP Plc	574	8,389
Other Securities		21,592

		149,157

CONSUMER STAPLES - 10.2%
Anheuser-Busch InBev NV (e)	190	16,515
British American Tobacco Plc	243	12,376
Imperial Tobacco Group Plc	372	14,418
Nestle SA	166	10,812
Unilever NV - CVA	238	9,088
Other Securities		11,303

		74,512

ENERGY - 8.6%
BG Group Plc	620	10,349
Royal Dutch Shell Plc - Class B	242	8,623
Suncor Energy Inc.	440	14,466
WorleyParsons Ltd.	336	8,268
Other Securities		21,433

		63,139

FINANCIALS - 10.6%
Akbank T.A.S.	1,550	7,692
Banco Bradesco SA - ADR (e)	727	12,619
Fairfax Financial Holdings Ltd.	20	7,248
Industrial & Commercial Bank of China - Class H	12,130	8,755
Investor AB - Class B	326	8,577
Julius Baer Group Ltd.	206	7,339

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Swedbank AB - Class A	374	7,353
United Overseas Bank Ltd.	429	7,037
Other Securities		10,516

		77,136

HEALTH CARE - 9.2%
CSL Ltd.	140	7,918
Fresenius Medical Care AG & Co. KGaA	105	7,256
Novartis AG	123	7,744
Novo-Nordisk A/S	44	7,109
Roche Holding AG	63	12,652
Smith & Nephew Plc	704	7,784
Teva Pharmaceutical Industries Ltd. - ADR	339	12,647
Other Securities		4,117

		67,227

INDUSTRIALS - 9.8%
ABB Ltd.	387	8,017
Brambles Ltd.	1,665	13,201
Fanuc Ltd.	38	7,014
Hutchison Whampoa Ltd.	774	8,202
Keppel Corp. Ltd.	1,090	9,956
Schneider Electric SA	118	8,665
Other Securities		16,198

		71,253

INFORMATION TECHNOLOGY - 12.4%
Amadeus IT Holding SA	329	8,320
Baidu.com - ADR - Class A (c)	121	12,149
Keyence Corp.	37	10,388
NHN Corp.	37	7,873
SAP AG	224	18,050
Taiwan Semiconductor Manufacturing Co. Ltd.	2,378	7,956
Other Securities		26,064

		90,800

MATERIALS - 4.8%
BHP Billiton Ltd.	199	7,758
Potash Corp. of Saskatchewan Inc.	206	8,384
Syngenta AG	29	11,672
Other Securities		6,892

		34,706

TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV - ADR - Class L	358	8,293
China Mobile Ltd.	759	8,932

		17,225

UTILITIES - 0.9%
Other Securities		6,571

Total Common Stocks (cost $555,193)		651,726

PREFERRED STOCKS - 1.8%

CONSUMER DISCRETIONARY - 1.8%
Volkswagen AG	57	12,993

Total Preferred Stocks (cost $9,834)		12,993

SHORT TERM INVESTMENTS - 10.2%

Investment Company - 8.7%
JNL Money Market Fund, 0.06% (a) (h)	63,536	63,536

	Shares/Par (p)	Value
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	11,404	11,404

Total Short Term Investments (cost $74,940)		74,940

Total Investments - 101.3% (cost $639,967)		739,659
Other Assets and Liabilities, Net - (1.3%)		(9,659)

Total Net Assets - 100.0%		$730,000

JNL/Invesco Large Cap Growth Fund* (y)

COMMON STOCKS - 95.2%

CONSUMER DISCRETIONARY - 20.4%
Amazon.com Inc. (c)	49	$12,288
CBS Corp. - Class B	255	9,711
Coach Inc.	171	9,472
Comcast Corp. - Class A	293	10,949
DIRECTV (c)	411	20,601
DISH Network Corp. - Class A	820	29,861
Gap Inc.	312	9,679
General Motors Co. (c)	543	15,641
Prada SpA (e)	1,132	10,999
Priceline.com Inc. (c)	30	18,793
Other Securities		55,444

		203,438

CONSUMER STAPLES - 1.7%
Wal-Mart Stores Inc.	191	13,028
Other Securities		3,447

		16,475

ENERGY - 5.9%
Schlumberger Ltd.	182	12,633
Weatherford International Ltd. (c)	1,879	21,027
Other Securities		25,107

		58,767

FINANCIALS - 8.4%
ACE Ltd.	112	8,977
American Tower Corp.	248	19,176
Capital One Financial Corp.	295	17,087
Goldman Sachs Group Inc.	193	24,584
Wells Fargo & Co.	390	13,321

		83,145

HEALTH CARE - 11.6%
Abbott Laboratories	190	12,422
Allergan Inc.	99	9,055
Amgen Inc.	124	10,721
Celgene Corp. (c)	129	10,118
Express Scripts Holding Co. (c)	238	12,872
Gilead Sciences Inc. (c)	192	14,086
Johnson & Johnson	192	13,457
Pfizer Inc.	806	20,202
Other Securities		13,051

		115,984

INDUSTRIALS - 12.7%
Boeing Co.	217	16,384
Cummins Inc.	174	18,899
Danaher Corp.	190	10,594
Expeditors International of Washington Inc.	271	10,710
General Electric Co.	1,139	23,915
Ingersoll-Rand Plc	185	8,896
JB Hunt Transport Services Inc.	155	9,247

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Union Pacific Corp.	75	9,479
United Technologies Corp.	125	10,279
Other Securities		8,027

		126,430

INFORMATION TECHNOLOGY - 30.4%
Apple Inc.	130	69,091
Broadcom Corp. - Class A	289	9,583
Citrix Systems Inc. (c)	235	15,481
Cognizant Technology Solutions Corp. - Class A (c)	228	16,876
eBay Inc. (c)	283	14,448
EMC Corp. (c)	779	19,702
Facebook Inc. - Class A (c)	473	12,606
Google Inc. - Class A (c)	50	35,561
Maxim Integrated Products Inc.	310	9,101
Oracle Corp.	345	11,508
QUALCOMM Inc.	554	34,360
Salesforce.com Inc. (c)	104	17,525
Visa Inc. - Class A	117	17,794
Other Securities		19,489

		303,125

MATERIALS - 2.0%
Monsanto Co.	148	14,049
Other Securities		6,086

		20,135

TELECOMMUNICATION SERVICES - 2.1%
Sprint Nextel Corp. (c)	3,648	20,681

Total Common Stocks (cost $856,076)		948,180

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 4.8%
JNL Money Market Fund, 0.06% (a) (h)	47,547	47,547

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	2,926	2,926

Total Short Term Investments (cost $50,473)		50,473

Total Investments - 100.3% (cost $906,549)		998,653
Other Assets and Liabilities, Net - (0.3%)		(2,609)

Total Net Assets - 100.0%		$996,044

JNL/Invesco Small Cap Growth Fund* (y)

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 18.7%
Brunswick Corp.	121	$3,510
Domino’s Pizza Inc.	83	3,613
DSW Inc. - Class A	58	3,831
Foot Locker Inc.	115	3,687
Group 1 Automotive Inc. (e)	55	3,416
Life Time Fitness Inc. (c)	75	3,699
Penn National Gaming Inc. (c)	93	4,576
Pool Corp.	92	3,894
Tenneco Inc. (c)	104	3,636
Tractor Supply Co.	37	3,282
TRW Automotive Holdings Corp. (c)	79	4,217
Warnaco Group Inc. (c)	58	4,154
Other Securities		28,184

		73,699

	Shares/Par (p)	Value
CONSUMER STAPLES - 2.3%
Lancaster Colony Corp.	52	3,564
Other Securities		5,470

		9,034

ENERGY - 6.4%
Dresser-Rand Group Inc. (c)	62	3,466
Dril-Quip Inc. (c)	45	3,319
Oasis Petroleum Inc. (c)	108	3,426
Other Securities		15,124

		25,335

FINANCIALS - 8.7%
Affiliated Managers Group Inc. (c)	35	4,581
Brown & Brown Inc.	130	3,302
HCC Insurance Holdings Inc.	90	3,343
Other Securities		23,208

		34,434

HEALTH CARE - 17.4%
BioMarin Pharmaceutical Inc. (c)	78	3,821
Centene Corp. (c)	87	3,584
Chemed Corp.	54	3,704
Incyte Corp. (c) (e)	198	3,285
Myriad Genetics Inc. (c)	130	3,531
PAREXEL International Corp. (c)	130	3,848
Sirona Dental Systems Inc. (c)	64	4,120
Other Securities		42,729

		68,622

INDUSTRIALS - 14.2%
Acuity Brands Inc.	50	3,417
AO Smith Corp.	67	4,205
Corrections Corp. of America	118	4,188
Hexcel Corp. (c)	136	3,660
Lincoln Electric Holdings Inc.	80	3,872
Lindsay Corp. (e)	45	3,645
Regal-Beloit Corp.	48	3,383
Tetra Tech Inc. (c)	133	3,531
TransDigm Group Inc.	30	4,080
Wabtec Corp.	42	3,683
Watsco Inc.	44	3,325
WESCO International Inc. (c)	53	3,564
Other Securities		11,539

		56,092

INFORMATION TECHNOLOGY - 24.5%
Alliance Data Systems Corp. (c)	33	4,764
Ansys Inc. (c)	52	3,495
Aspen Technology Inc. (c)	191	5,280
Cadence Design Systems Inc. (c)	243	3,289
CommVault Systems Inc. (c)	50	3,516
CoStar Group Inc. (c)	62	5,521
Cymer Inc. (c)	49	4,390
Littelfuse Inc.	55	3,402
Manhattan Associates Inc. (c)	87	5,243
SolarWinds Inc. (c)	91	4,784
ValueClick Inc. (c)	206	4,001
Other Securities		49,248

		96,933

MATERIALS - 4.0%
Other Securities		15,602

TELECOMMUNICATION SERVICES - 1.3%
SBA Communications Corp. (c)	74	5,232

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
UTILITIES - 0.8%
Other Securities		3,263

Total Common Stocks (cost $357,610)		388,246

SHORT TERM INVESTMENTS - 8.1%

Investment Company - 1.7%
JNL Money Market Fund, 0.06% (a) (h)	6,952	6,952

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	25,166	25,166

Total Short Term Investments (cost $32,118)		32,118

Total Investments - 106.4% (cost $389,728)		420,364
Other Assets and Liabilities, Net - (6.4%)		(25,275)

Total Net Assets - 100.0%		$395,089

JNL/Ivy Asset Strategy Fund* (v) (y)

COMMON STOCKS - 76.4%

CONSUMER DISCRETIONARY - 31.7%
Bayerische Motoren Werke AG	552	$53,735
CBS Corp. - Class B	1,336	50,839
Compagnie Financiere Richemont SA	481	37,788
Delta Topco Ltd. (f) (q)	59,271	32,278
Galaxy Entertainment Group Ltd. (c)	19,212	77,036
Hyundai Motor Co.	244	50,299
Legend Pictures LLC (c) (f) (q) (x)	15	27,463
News Corp. - Class A	796	20,338
Prada SpA	3,451	33,536
Sands China Ltd.	22,882	102,298
Starwood Hotels & Resorts Worldwide Inc.	590	33,854
Wynn Macau Ltd.	5,402	14,876
Wynn Resorts Ltd. (o)	940	105,757
Other Securities		8,639

		648,736

CONSUMER STAPLES - 2.0%
Philip Morris International Inc.	484	40,473

ENERGY - 9.5%
ConocoPhillips (o)	1,063	61,649
Exxon Mobil Corp.	169	14,618
Occidental Petroleum Corp.	314	24,025
Phillips 66	613	32,553
Royal Dutch Shell Plc - Class A	625	21,503
StatoilHydro ASA	768	19,350
Total SA	390	20,298
Other Securities		538

		194,534

FINANCIALS - 10.6%
AIA Group Ltd.	18,696	74,155
American International Group Inc. (c)	602	21,240
Apollo Global Management LLC - Class A	961	16,686
Blackstone Group LP	1,418	22,108
Carlyle Group LP	683	17,776
China Minsheng Banking Corp. Ltd. - Class H	24,883	29,231
KKR & Co. LP	943	14,368
Wells Fargo & Co.	621	21,219

		216,783

HEALTH CARE - 5.5%
GlaxoSmithKline Plc	1,218	26,510
Pfizer Inc.	1,910	47,900

	Shares/Par (p)	Value
Sanofi SA	353	33,504
Other Securities		4,952

		112,866

INDUSTRIALS - 3.1%
Caterpillar Inc.	353	31,658
Cummins Inc.	284	30,760

		62,418

INFORMATION TECHNOLOGY - 13.9%
Apple Inc.	94	49,865
ASML Holding NV	527	33,773
Baidu.com - ADR - Class A (c)	465	46,615
Cognizant Technology Solutions Corp. - Class A (c)	498	36,853
Google Inc. - Class A (c)	48	33,837
Intel Corp.	935	19,279
Intuit Inc.	377	22,443
Tencent Holdings Ltd.	1,256	41,206

		283,871

MATERIALS - 0.1%
Other Securities		2,090

Total Common Stocks (cost $1,379,334)		1,561,771

PREFERRED STOCKS - 4.7%

CONSUMER DISCRETIONARY - 4.7%
Volkswagen AG	420	96,298

Total Preferred Stocks (cost $68,493)		96,298

PURCHASED OPTIONS - 0.4%
American International Group Inc. Call Option, Strike Price 37, Expiration 01/19/13, BBP	414	12
American International Group Inc. Call Option, Strike Price 39, Expiration 01/19/13, MSC	2,692	27
Apple Inc. Call Option, Strike Price 525, Expiration 03/16/13	95	359
Apple Inc. Call Option, Strike Price 560, Expiration 01/19/13	92	64
Caterpillar Inc. Call Option, Strike Price 97.5, Expiration 01/19/13, DUB	294	3
CBS Corp. Class B Call Option, Strike Price 35, Expiration 01/19/13, BBP	1,236	408
Google Inc. Call Option, Strike Price 770, Expiration 01/19/13, BBP	28	5
Google Inc. Call Option, Strike Price 800, Expiration 01/19/13, BBP	66	3
Phillips 66 Call Option, Strike Price 47, Expiration 01/19/13, CIT	618	377
Volkswagen AG - Preferred Call Option, Strike Price EUR 155, Expiration 01/18/13, GSC	493	1,134
Wells Fargo & Co. Call Option, Strike Price 36, Expiration 01/19/13	558	10
Wells Fargo & Co. Call Option, Strike Price 37, Expiration 01/19/13	563	3
Wells Fargo & Co. Call Option, Strike Price 39, Expiration 01/19/13	216	—
Wells Fargo & Co. Call Option, Strike Price 39, Expiration 01/19/13, DUB	1,840	4
Wynn Resorts Ltd. Call Option, Strike Price 115, Expiration 01/19/13, DUB	433	76
Other Securities		5,022

Total Purchased Options (cost $4,858)		7,507

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 2.2%

CONSUMER DISCRETIONARY - 2.2%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$45,572	45,572

Total Corporate Bonds and Notes (cost $46,142)		45,572

PRECIOUS METALS - 9.9%
Gold Bullion	120,339	201,346

Total Precious Metals (cost $191,835)		201,346

SHORT TERM INVESTMENTS - 6.8%

Certificates of Deposit - 0.2%
Other Securities		4,700

Commercial Paper - 4.3%
Emerson Electric Co., 0.18%, 01/24/13	$10,000	9,999
H.J. Heinz Finance Co., 0.32%, 01/24/13	10,000	9,998
John Deere Canada ULC, 0.17%, 01/24/13	1,995	1,995
John Deere Capital Corp., 0.27%, 01/09/13	11,800	11,799
PACCAR Inc., 0.30%, 01/30/13	20,000	19,996
Straight A Funding LLC
0.18%, 01/30/13	9,000	8,999
0.19%, 03/05/13	5,000	4,998
Walt Disney Co., 0.17%, 02/11/13	12,000	11,998
Other Securities		8,200

		87,982

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	22,563	22,563

Treasury Securities - 1.2%
U.S. Treasury Bill, 0.10%, 02/14/13	$24,599	24,599

Total Short Term Investments (cost $139,844)		139,844

Total Investments - 100.4% (cost $1,830,506)		2,052,338
Other Assets and Liabilities, Net - (0.4%)		(7,599)

Total Net Assets - 100.0%		$2,044,739

JNL/JPMorgan International Value Fund* (y)

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 9.6%
Honda Motor Co. Ltd.	301	$11,151
InterContinental Hotels Group Plc	231	6,489
Kingfisher Plc	1,378	6,438
Nissan Motor Co. Ltd.	561	5,327
Pearson Plc	253	4,938
Renault SA	89	4,821
Sodexo SA	73	6,188
Other Securities		3,512

		48,864

CONSUMER STAPLES - 4.2%
Japan Tobacco Inc.	167	4,712
SABMiller Plc	103	4,768
Unilever NV - CVA	122	4,659
Other Securities		7,037

		21,176

ENERGY - 9.3%
China Shenhua Energy Co. Ltd. - Class H (e)	1,137	5,093
CNOOC Ltd.	2,753	6,065
ENI SpA	613	15,020
Royal Dutch Shell Plc - Class A	497	17,260
Other Securities		3,583

		47,021

	Shares/Par (p)	Value
FINANCIALS - 32.6%
Allianz SE	88	12,330
Australia & New Zealand Banking Group Ltd.	321	8,456
Barclays Plc	2,407	10,457
BNP Paribas	185	10,508
China Construction Bank Corp. - Class H	7,125	5,823
Credit Suisse Group AG (e)	311	7,598
Dai-Ichi Life Insurance Co. Ltd.	5	6,878
HSBC Holdings Plc	1,887	19,995
ING Groep NV - CVA (c)	525	4,982
Intesa Sanpaolo SpA	2,755	4,765
Mitsui Fudosan Co. Ltd.	244	5,969
ORIX Corp. (e)	48	5,409
Sumitomo Mitsui Financial Group Inc.	385	14,006
Swiss Re AG	88	6,365
Other Securities		41,958

		165,499

HEALTH CARE - 7.1%
Bayer AG	81	7,698
Roche Holding AG	30	6,041
Sanofi SA	185	17,536
Other Securities		4,766

		36,041

INDUSTRIALS - 10.4%
Cie de Saint-Gobain	144	6,171
European Aeronautic Defence & Space Co. NV	136	5,369
Hutchison Whampoa Ltd.	802	8,499
Schneider Electric SA	97	7,069
Sumitomo Corp.	390	5,009
Other Securities		20,912

		53,029

INFORMATION TECHNOLOGY - 7.2%
Canon Inc. (e)	194	7,512
Hitachi Ltd.	1,506	8,862
Samsung Electronics Co. Ltd.	5	6,576
Telefonaktiebolaget LM Ericsson - Class B	668	6,743
Other Securities		6,672

		36,365

MATERIALS - 8.1%
BASF SE	82	7,754
Lafarge SA	72	4,666
Rio Tinto Plc	148	8,609
Solvay SA	57	8,341
Other Securities		11,694

		41,064

TELECOMMUNICATION SERVICES - 5.0%
Nippon Telegraph & Telephone Corp.	120	5,061
Telenor ASA	298	6,069
Vodafone Group Plc	5,690	14,323

		25,453

UTILITIES - 3.0%
Centrica Plc	920	5,024
Iberdrola SA	881	4,919
Other Securities		5,137

		15,080

Total Common Stocks (cost $443,749)		489,592

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
PREFERRED STOCKS - 1.7%

CONSUMER DISCRETIONARY - 1.7%
Volkswagen AG	38	8,729

Total Preferred Stocks (cost $7,061)		8,729

RIGHTS - 0.0%
Other Securities		107

Total Rights (cost $112)		107

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 1.4%
JNL Money Market Fund, 0.06% (a) (h)	7,076	7,076

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	14,457	14,457

Total Short Term Investments (cost $21,533)		21,533

Total Investments - 102.5% (cost $472,455)		519,961
Other Assets and Liabilities, Net - (2.5%)		(12,741)

Total Net Assets - 100.0%		$507,220

JNL/JPMorgan MidCap Growth Fund* (y)

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 20.5%
Discovery Communications Inc. - Class A (c)	85	$5,396
Expedia Inc.	82	5,008
Harley-Davidson Inc.	141	6,862
Madison Square Garden Inc. - Class A (c)	124	5,504
Marriott International Inc. - Class A	228	8,505
Michael Kors Holdings Ltd. (c)	158	8,037
O’Reilly Automotive Inc. (c)	88	7,869
Penn National Gaming Inc. (c)	141	6,920
PetSmart Inc.	123	8,372
Urban Outfitters Inc. (c)	203	7,994
VF Corp.	53	8,032
Other Securities		35,552

		114,051

CONSUMER STAPLES - 2.8%
Other Securities		15,492

ENERGY - 5.1%
Cameron International Corp. (c)	104	5,873
Concho Resources Inc. (c)	124	9,957
Range Resources Corp.	91	5,711
Other Securities		7,145

		28,686

FINANCIALS - 8.7%
Axis Capital Holdings Ltd.	144	4,995
Blackstone Group LP	325	5,064
M&T Bank Corp. (e)	66	6,539
Moody’s Corp.	172	8,650
Signature Bank (c)	77	5,486
T. Rowe Price Group Inc.	131	8,554
Other Securities		9,189

		48,477

HEALTH CARE - 15.0%
Agilent Technologies Inc.	210	8,581
Brookdale Senior Living Inc. (c)	256	6,469
Humana Inc.	86	5,875

	Shares/Par (p)	Value
Sirona Dental Systems Inc. (c)	78	5,041
Thoratec Corp. (c)	159	5,977
Valeant Pharmaceuticals International Inc. (c)	113	6,742
Watson Pharmaceuticals Inc. (c)	88	7,568
Other Securities		36,969

		83,222

INDUSTRIALS - 17.6%
Canadian Pacific Railway Ltd.	64	6,544
Carlisle Cos. Inc.	159	9,343
Fluor Corp.	116	6,814
Fortune Brands Home & Security Inc. (c)	190	5,537
JB Hunt Transport Services Inc.	148	8,825
MSC Industrial Direct Co. - Class A	131	9,852
Pall Corp.	147	8,876
Rockwell Automation Inc.	69	5,804
Stericycle Inc. (c)	82	7,607
Other Securities		28,740

		97,942

INFORMATION TECHNOLOGY - 22.1%
Alliance Data Systems Corp. (c)	85	12,247
Amphenol Corp. - Class A	106	6,852
Avago Technologies Ltd.	260	8,219
F5 Networks Inc. (c)	71	6,878
FleetCor Technologies Inc. (c)	152	8,128
KLA-Tencor Corp.	131	6,261
Nuance Communications Inc. (c)	277	6,187
OpenTable Inc. (c) (e)	104	5,056
Rackspace Hosting Inc. (c)	78	5,778
Red Hat Inc. (c)	95	5,036
Xilinx Inc.	171	6,132
Other Securities		46,321

		123,095

MATERIALS - 6.3%
FMC Corp.	125	7,297
PPG Industries Inc.	71	9,583
Sherwin-Williams Co.	85	13,121
Other Securities		4,915

		34,916

Total Common Stocks (cost $503,433)		545,881

SHORT TERM INVESTMENTS - 8.7%

Investment Company - 1.6%
JNL Money Market Fund, 0.06% (a) (h)	8,611	8,611

Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	39,415	39,415

Total Short Term Investments (cost $48,026)		48,026

Total Investments - 106.8% (cost $551,459)		593,907
Other Assets and Liabilities, Net - (6.8%)		(37,683)

Total Net Assets - 100.0%		$556,224

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.8%
ACE Securities Corp. REMIC, 0.47%, 02/25/31 (i)	$163	$142
AH Mortgage Advance Trust, 2.23%, 05/10/43 (r)	3,073	3,075

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32 (i) (q)	1,892	1,907
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	8,133
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.97%, 08/15/45 (i)	17,955	2,269
CompuCredit Acquired Portfolio Voltage Master Trust, 0.38%, 09/17/18 (i) (q)	112	110
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	58	62
Countrywide Alternative Loan Trust REMIC
0.42%, 07/20/46 (i)	883	436
0.41%, 12/20/46 (i)	1,219	777
Countrywide Home Equity Loan Trust, 0.50%, 02/15/34 (i)	465	343
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	961	988
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/25/31 (r)	2,652	2,687
IndyMac Seconds Asset Backed Trust REMIC, 0.47%, 06/25/36 (i) (q)	886	190
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,896
MASTR Adjustable Rate Mortgages Trust REMIC, 2.35%, 02/25/34 (i)	631	611
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,916
Morgan Stanley Mortgage Loan Trust REMIC, 2.82%, 10/25/34 (i)	518	512
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,905	1,941
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,139	4,332
Provident Funding Mortgage Loan Trust REMIC, 2.98%, 10/25/35 (i)	324	313
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	3,299	3,346
SACO I Inc. REMIC, 0.47%, 06/25/36 (i) (q)	260	145
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	2,957	3,044
Structured Asset Mortgage Investments Inc. REMIC, 0.42%, 08/25/36 (i)	1,183	771
UBS-BAMLL Trust, 3.66%, 06/10/30 (r)	4,560	4,874
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,308	2,777
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	1,807	1,868
6.00%, 06/25/37	606	587
Wells Fargo Re-REMIC Trust, 1.75%, 08/20/21 (f) (r)	6,045	6,068
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	5,462

Total Non-U.S. Government Agency Asset- Backed Securities (cost $62,410)		62,582

CORPORATE BONDS AND NOTES - 2.2%

CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22 (e)	700	709
PepsiCo Inc., 3.00%, 08/25/21	782	828

		1,537

ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	708
Phillips 66, 4.30%, 04/01/22 (r)	912	1,019

		1,727

	Shares/Par (p)	Value
FINANCIALS - 1.5%
Bank of America Corp., 5.70%, 01/24/22 (e)	1,490	1,792
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,195
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,744
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,378
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	993
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,479
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,990
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,784
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,719

		26,074

INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	584
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,040

		1,624

INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 4.05%, 09/15/22 (e)	1,935	1,898
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,356

		3,254

TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,080

UTILITIES - 0.1%
Florida Power Corp., 3.10%, 08/15/21 (e)	1,203	1,264
Virginia Electric and Power Co., 2.95%, 01/15/22 (e)	870	916

		2,180

Total Corporate Bonds and Notes (cost $35,058)		37,476

GOVERNMENT AND AGENCY OBLIGATIONS - 89.1%

GOVERNMENT SECURITIES - 39.2%

Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,801
5.75%, 12/07/28	7,000	9,807

		18,608

Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,784
5.25%, 12/11/20	4,500	5,748

		17,532

Federal National Mortgage Association - 3.7% (w)
Federal National Mortgage Association
5.41%, 10/09/19	29,000	25,406
REMIC, 2.50%, 01/25/42	24,630	25,430
Federal National Mortgage Association Principal Only, 0.00%, 11/15/20 - 03/23/28 (j)	13,000	10,104

		60,940

Sovereign - 3.6%
Financing Corp. Fico, 2.89%, 04/05/19	5,000	4,521
Israel Government Aid Bond
0.00%,09/15/19 (j)	20,000	18,068
5.26%, 11/01/21	10,000	8,310
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,240
Residual Funding Corp. Principal Strip
2.90%, 10/15/19	3,800	3,444
0.00%, 07/15/20 - 01/15/30 (j)	12,410	9,390
Tennessee Valley Authority Generic Strip
2.79%, 01/15/21	7,368	6,248
0.00%, 07/15/21 (j)	7,119	5,931

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
1.44%, 07/15/37	6,000	2,422

		60,574

Treasury Inflation Index Securities - 1.8%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	16,091	18,730
2.00%, 01/15/26 (n)	6,037	7,917
2.38%, 01/15/27 (n)	2,306	3,179

		29,826

U.S. Treasury Securities - 27.9%
U.S. Treasury Bond
8.13%, 08/15/21 (e)	25,000	21,778
5.25%, 11/15/28 - 02/15/29	30,000	41,479
5.38%, 02/15/31	33,000	47,108
U.S. Treasury Note
0.25%, 05/15/15	15,000	14,981
2.00%, 04/30/16 - 02/15/22	100,000	104,406
4.63%, 02/15/17	22,000	25,644
0.63%, 05/31/17	25,000	25,039
4.75%, 08/15/17	17,000	20,184
3.38%, 11/15/19	50,000	57,488
1.00%, 11/30/19 (e)	25,000	24,758
2.63%, 08/15/20 - 11/15/20	55,000	60,382
1.75%, 05/15/22	20,000	20,173

		463,420

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 49.9%

Federal Home Loan Mortgage Corp. - 21.8%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	1	1
8.00%, 07/01/20	10	11
6.00%, 11/01/28	168	187
7.00%, 04/01/29 - 08/01/32	151	178
5.00%, 08/01/33 - 12/01/34	2,683	3,009
4.72%, 12/01/35 (i)	2,000	2,100
3.09%, 01/01/37 (i)	186	198
5.50%, 07/01/38	16,618	17,941
4.50%, 10/01/40	2,333	2,545
3.00%, 07/15/42	39,558	41,028
REMIC, 5.00%, 12/15/32 - 08/15/39	79,450	86,685
REMIC, 5.50%, 10/15/34 - 07/15/40	51,571	57,496
REMIC, 4.50%, 06/15/18 - 07/15/34	34,094	37,516
REMIC, 4.00%, 07/15/23 - 12/15/40	28,666	31,650
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	56,389
REMIC, 3.00%, 04/15/31	22,774	23,646
REMIC, 6.00%, 07/15/37	2,000	2,372

		362,952

Federal National Mortgage Association - 22.4%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	1	1
12.00%, 01/01/16 - 01/15/16	7	8
5.00%, 02/01/19 - 11/01/40	43,445	48,392
11.50%, 09/01/19	—	—
10.50%, 08/01/20	2	3
3.27%, 01/01/22	9,861	10,778
4.00%, 02/01/25 - 09/01/25	12,434	13,319
6.50%, 03/01/26 - 03/01/36	1,015	1,139
7.00%, 05/01/26 - 01/01/30	18	22
8.00%, 11/01/29 - 03/01/31	102	122
6.00%, 02/01/31 - 12/01/36	17,040	19,296
7.50%, 02/01/31	9	11
5.50%, 02/01/35 - 10/01/36	10,322	11,477
REMIC, 5.00%, 05/25/18 - 09/25/39	26,601	29,351
REMIC, 4.00%, 01/25/19 - 05/25/38	82,012	89,335
REMIC, 4.50%, 04/25/23 - 12/25/40	55,553	60,421
REMIC, 3.50%, 01/25/32 - 07/25/33	11,001	11,778
REMIC, 5.50%, 12/25/34 - 11/25/35	26,713	29,337

	Shares/Par (p)	Value
REMIC, 0.00%,04/25/36 (j)	4,203	4,014
REMIC, 6.00%, 02/25/37 (i)	7,242	8,039
REMIC, 11.12%, 02/25/40 (i)	425	464
REMIC, 7.50%, 12/25/41	7,984	9,250
REMIC, 3.00%, 04/25/42	14,395	14,971
REMIC, 5.75%, 06/25/42	1,998	2,202
REMIC, 4.68%, 06/25/43	4,940	5,437
REMIC, 6.00%, 12/25/49	1,971	2,256
REMIC, Interest Only, 6.34%, 10/25/27 (i)	14,373	890

		372,313

Government National Mortgage Association - 5.7%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,514	2,850
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	22,164
REMIC, 6.50%, 06/20/28 - 06/16/31	3,141	3,600
REMIC, 5.00%, 09/20/32 - 05/20/40	18,725	21,164
REMIC, 5.50%, 03/20/33 - 02/16/38	12,995	14,704
REMIC, 6.00%, 12/16/33	3,427	3,969
REMIC, 3.00%, 04/20/39	8,448	8,933
REMIC, 4.50%, 06/20/39	10,000	11,425
REMIC, Interest Only, 6.19%, 05/16/38 (i)	5,479	1,177
REMIC, Interest Only, 5.92%, 07/20/41 (i)	30,871	4,683

		94,669

Total Government and Agency Obligations (cost $1,368,589)		1,480,834

SHORT TERM INVESTMENTS - 6.9%

Investment Company - 4.5%
JNL Money Market Fund, 0.06% (a) (h)	74,743	74,743

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	40,699	40,699

Total Short Term Investments (cost $115,442)		115,442

Total Investments - 102.0% (cost $1,581,499)		1,696,334
Other Assets and Liabilities, Net - (2.0%)		(33,715)

Total Net Assets - 100.0%		$1,662,619

JNL/Lazard Emerging Markets Fund* (y)

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 7.3%
Grupo Televisa SAB - GDR	566	$15,039
Hyundai Mobis	83	22,412
Truworths International Ltd.	1,445	18,612
Woongjin Coway Co. Ltd.	379	15,422
Other Securities		32,284

		103,769

CONSUMER STAPLES - 12.0%
Cia de Bebidas das Americas - ADR	394	16,540
KT&G Corp.	282	21,275
Natura Cosmeticos SA	584	16,736
Shoprite Holdings Ltd.	1,312	31,836
Souza Cruz SA	1,039	15,629
Tiger Brands Ltd.	383	14,757
Other Securities		52,922

		169,695

ENERGY - 7.8%
CNOOC Ltd.	6,775	14,925
Gazprom OAO - ADR	724	6,995
Gazprom OAO - ADR	917	8,864

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Gazprom OAO - ADR	1	12
Pacific Rubiales Energy Corp. (e)	781	18,150
Other Securities		60,711

		109,657

FINANCIALS - 27.0%
Akbank T.A.S.	3,195	15,851
Banco do Brasil SA	3,752	46,907
Bank Mandiri Persero Tbk PT	23,020	19,445
China Construction Bank Corp. - Class H	57,777	47,216
Hanwha Life Insurance Co. Ltd.	2,538	18,332
KB Financial Group Inc.	609	21,743
Nedbank Group Ltd.	563	12,573
OTP Bank Plc (e)	955	17,992
Punjab National Bank	1,124	18,076
Sanlam Ltd.	2,362	12,580
Sberbank of Russia - ADR	3,485	43,686
Shinhan Financial Group Co. Ltd.	883	32,333
Standard Bank Group Ltd.	972	13,712
Turkiye Is Bankasi SA - Class C	6,761	23,582
Other Securities		36,683

		380,711

HEALTH CARE - 0.2%
Other Securities		2,742

INDUSTRIALS - 8.7%
Bidvest Group Ltd.	760	19,445
CCR SA	1,844	17,514
KOC Holding A/S	3,167	16,548
KOC Holding A/S - ADR	58	1,522
Orascom Construction Industries	351	13,921
United Tractors Tbk PT	6,973	14,383
Other Securities		38,863

		122,196

INFORMATION TECHNOLOGY - 14.2%
Baidu.com - ADR - Class A (c)	144	14,444
Cielo SA	1,286	35,794
Cielo SA - ADR (e)	63	1,824
Hon Hai Precision Industry Co. Ltd.	281	870
Hon Hai Precision Industry Co. Ltd. - GDR	1,883	11,318
NHN Corp.	81	17,121
Samsung Electronics Co. Ltd.	32	45,982
Taiwan Semiconductor Manufacturing Co. Ltd.	514	1,719
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,967	33,759
Tata Consultancy Services Ltd.	520	11,988
Other Securities		25,322

		200,141

MATERIALS - 8.6%
Grupo Mexico SAB de CV	3,952	14,258
Jindal Steel & Power Ltd.	1,462	12,080
Siam Cement PCL	950	14,549
Vale SA - ADR	1,490	31,239
Vale SA - ADR Preferred	82	1,661
Other Securities		48,051

		121,838

TELECOMMUNICATION SERVICES - 12.6%
America Movil SAB de CV - ADR - Class L	693	16,032
China Mobile Ltd. - ADR (e)	471	27,632
Mobile Telesystems OJSC - ADR	1,499	27,952
Philippine Long Distance Telephone Co. - ADR	417	25,555
Telekomunikasi Indonesia PT - ADR	760	28,076
Turkcell Iletisim Hizmetleri A/S (c)	3,944	25,631
Turkcell Iletisim Hizmetleri A/S - ADR (c)	72	1,161
Vodacom Group Ltd.	998	14,687

	Shares/Par (p)	Value
Other Securities		11,173

		177,899

Total Common Stocks (cost $1,296,198)		1,388,648

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Other Securities		1,665

Total Preferred Stocks (cost $1,431)		1,665

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 1.5%
JNL Money Market Fund, 0.06% (a) (h)	21,031	21,031

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	24,598	24,598

Total Short Term Investments (cost $45,629)		45,629

Total Investments - 101.8% (cost $1,343,258)		1,435,942
Other Assets and Liabilities, Net - (1.8%)		(25,336)

Total Net Assets - 100.0%		$1,410,606

JNL/Lazard Mid Cap Equity Fund

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 17.1%
American Eagle Outfitters Inc.	104	$2,125
AutoZone Inc. (c)	17	5,928
Big Lots Inc. (c)	47	1,343
Hasbro Inc. (e)	119	4,269
Interpublic Group of Cos. Inc.	319	3,511
Lear Corp.	40	1,855
Macy’s Inc.	212	8,280
Marriott International Inc. - Class A	59	2,210
Newell Rubbermaid Inc.	138	3,082
Ross Stores Inc.	67	3,633
Weight Watchers International Inc. (e)	30	1,581

		37,817

CONSUMER STAPLES - 5.9%
HJ Heinz Co.	48	2,763
Molson Coors Brewing Co. - Class B	76	3,252
Sysco Corp.	222	7,028

		13,043

ENERGY - 7.3%
Cameron International Corp. (c)	45	2,518
EQT Corp.	39	2,271
Noble Energy Inc.	31	3,195
PBF Energy Inc. - Class A (c)	68	1,987
Peabody Energy Corp.	101	2,682
Rosetta Resources Inc. (c)	31	1,424
Rowan Cos. Plc - Class A (c)	67	2,108

		16,185

FINANCIALS - 14.9%
Ameriprise Financial Inc.	83	5,167
East West Bancorp Inc.	155	3,335
Hartford Financial Services Group Inc.	79	1,770
Invesco Ltd.	82	2,126
Kilroy Realty Corp.	72	3,392
Macerich Co.	80	4,670
PartnerRe Ltd.	22	1,731
Realogy Holdings Corp. (c)	42	1,754

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Regions Financial Corp.	383	2,725
Signature Bank (c)	57	4,045
Willis Group Holdings Plc	67	2,243

		32,958

HEALTH CARE - 13.8%
Aetna Inc.	73	3,398
AmerisourceBergen Corp.	151	6,520
CareFusion Corp. (c)	162	4,633
Henry Schein Inc. (c)	37	2,977
Humana Inc.	31	2,128
Vertex Pharmaceuticals Inc. (c)	70	2,919
Zimmer Holdings Inc.	119	7,953

		30,528

INDUSTRIALS - 14.7%
B/E Aerospace Inc. (c)	46	2,272
Better Place (c) (f) (q)	406	53
Corrections Corp. of America	33	1,164
Dover Corp.	88	5,781
Joy Global Inc.	35	2,207
Landstar System Inc.	56	2,927
Parker Hannifin Corp.	82	6,932
Republic Services Inc. - Class A	108	3,162
Rockwell Collins Inc.	38	2,193
SPX Corp.	36	2,532
WESCO International Inc. (c)	47	3,142

		32,365

INFORMATION TECHNOLOGY - 21.9%
Amdocs Ltd.	58	1,978
Autodesk Inc. (c)	68	2,404
Avago Technologies Ltd.	100	3,160
BMC Software Inc. (c)	133	5,259
Check Point Software Technologies Ltd. (c)	73	3,473
Dell Inc.	171	1,733
F5 Networks Inc. (c)	35	3,371
Fidelity National Information Services Inc.	164	5,709
Gartner Inc. - Class A (c)	55	2,513
Informatica Corp. (c)	53	1,604
Intuit Inc.	93	5,533
NetApp Inc. (c)	85	2,858
Red Hat Inc. (c)	22	1,165
TE Connectivity Ltd.	48	1,797
Vantiv Inc. - Class A (c)	98	1,995
Xilinx Inc.	105	3,759

		48,311

MATERIALS - 3.1%
Eastman Chemical Co.	78	5,301
Walter Industries Inc.	43	1,554

		6,855

Total Common Stocks (cost $207,104)		218,062

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	2,341	2,341

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	5,549	5,549

Total Short Term Investments (cost $7,890)		7,890

Total Investments - 102.3% (cost $214,994)		225,952
Other Assets and Liabilities, Net - (2.3%)		(4,991)

Total Net Assets - 100.0%		$220,961

	Shares/Par (p)	Value
JNL/M&G Global Basics Fund

COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 5.6%
Compagnie des Alpes (e)	72	$1,367
Hongkong & Shanghai Hotels (e)	3,773	5,300
Publicis Groupe SA	90	5,415

		12,082

CONSUMER STAPLES - 27.2%
Agrana Beteiligungs AG (e)	54	6,968
Baron de Ley SA (c)	21	1,245
Colgate-Palmolive Co.	61	6,408
Elizabeth Arden Inc. (c)	89	3,983
Kerry Group Plc	150	7,931
Kirin Holdings Co. Ltd.	488	5,742
Marico Ltd.	626	2,493
Petra Foods Ltd.	530	1,495
PZ Cussons Plc	1,088	6,745
Suedzucker AG	83	3,422
Unilever Plc	189	7,341
Yakult Honsha Co. Ltd. (e)	110	4,831

		58,604

ENERGY - 6.4%
African Petroleum Corp. Ltd. (c)	331	395
Aquila Resources Ltd. (c) (e)	965	2,640
BP Plc	207	1,436
Equatorial Resources Ltd. (c) (e)	262	362
Indus Gas Ltd. (c)	23	385
Santos Ltd.	—	—
Tap Oil Ltd. (c)	338	221
Tullow Oil Plc	405	8,453

		13,892

FINANCIALS - 4.6%
AMMB Holdings Bhd	3,731	8,297
DBS Group Holdings Ltd.	140	1,718

		10,015

HEALTH CARE - 7.7%
Ansell Ltd.	581	9,311
Genus Plc	99	2,255
GI Dynamics Inc. - CDI (c) (q)	950	528
MD Medical Group Investments Plc - GDR (c)	74	929
Mesoblast Ltd. (c) (e)	430	2,404
Starpharma Holdings Ltd. (c) (e)	836	1,146

		16,573

INDUSTRIALS - 13.2%
DP World Ltd.	330	3,894
Fluor Corp.	131	7,695
G4S Plc	2,293	9,606
United Parcel Service Inc. - Class B	38	2,816
United Technologies Corp.	55	4,511

		28,522

MATERIALS - 34.2%
AMCOL International Corp.	78	2,387
Cudeco Ltd. (c) (e)	407	1,848
Galaxy Resources Ltd. (c) (e)	751	317
Harry Winston Diamond Corp. (c)	91	1,273
Hochschild Mining Plc	538	4,266
Iluka Resources Ltd. (e)	604	5,837
Imerys SA	121	7,764
Ivanhoe Australia Ltd. (c) (e)	1,408	729
K+S AG	176	8,165
Monsanto Co.	100	9,503
OZ Minerals Ltd.	743	5,279

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Panoramic Resources Ltd. (e)	430	219
Potash Corp. of Saskatchewan Inc.	5	212
Resolute Mining Ltd.	1,033	1,774
Scotts Miracle-Gro Co. - Class A	167	7,356
St. Barbara Ltd. (c)	257	392
Symrise AG	365	13,108
Umicore	46	2,573
Uralkali OJSC - GDR	17	642

		73,644

Total Common Stocks (cost $206,794)		213,332

PREFERRED STOCKS - 0.2%

INDUSTRIALS - 0.2%
Villeroy & Boch AG (e)	38	332

Total Preferred Stocks (cost $291)		332

SHORT TERM INVESTMENTS - 6.4%

Investment Company - 0.1%
JNL Money Market Fund, 0.06% (a) (h)	311	311

Securities Lending Collateral - 6.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	13,547	13,547

Total Short Term Investments (cost $13,858)		13,858

Total Investments - 105.5% (cost $220,943)		227,522
Other Assets and Liabilities, Net - (5.5%)		(11,865)

Total Net Assets - 100.0%		$215,657

JNL/M&G Global Leaders Fund

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 10.5%
Amer Sports Oyj - Class A (e)	40	$596
Bridgestone Corp.	17	430
CBS Corp. - Class B	15	556
Harley-Davidson Inc.	15	728
Lowe’s Cos. Inc.	24	845
Madison Square Garden Inc. - Class A (c)	8	364
MGM Resorts International (c)	19	218
Sega Sammy Holdings Inc.	31	523
Time Warner Cable Inc.	8	758

		5,018

CONSUMER STAPLES - 6.2%
CVS Caremark Corp.	13	619
Dr. Pepper Snapple Group Inc.	15	641
HJ Heinz Co.	12	710
Kobayashi Pharmaceutical Co. Ltd.	7	313
Treasury Wine Estates Ltd. (e)	140	691

		2,974

ENERGY - 7.6%
Anadarko Petroleum Corp.	12	877
China Petroleum & Chemical Corp. - Class H (e)	668	769
Repsol SA	28	574
Talisman Energy Inc.	73	829
Valero Energy Corp.	17	594

		3,643

FINANCIALS - 14.2%
ACE Ltd.	4	335
AIA Group Ltd.	278	1,101

	Shares/Par (p)	Value
Citigroup Inc.	28	1,115
Intesa Sanpaolo SpA	390	675
Krung Thai Bank PCL	811	524
Krung Thai Bank PCL - NVDR	278	179
New World Development Ltd.	521	825
State Bank of India Ltd. - GDR	7	664
Wells Fargo & Co.	40	1,374

		6,792

HEALTH CARE - 13.5%
Eli Lilly & Co.	23	1,134
Haemonetics Corp. (c)	22	882
Merck KGaA	3	432
Myriad Genetics Inc. (c)	17	469
Novartis AG	18	1,106
Pfizer Inc.	48	1,196
Sanofi SA	13	1,251

		6,470

INDUSTRIALS - 18.5%
Bodycote Plc	53	395
Deutsche Lufthansa AG	50	939
Fortune Brands Home & Security Inc. (c)	23	669
General Electric Co.	73	1,541
ITT Corp.	25	575
JGC Corp.	21	654
Nidec Corp. (e)	5	269
Noble Group Ltd.	383	369
Northrop Grumman Systems Corp.	7	500
Rolls-Royce Holdings Plc	31	439
Snap-On Inc.	10	806
Toyota Tsusho Corp.	35	859
UTi Worldwide Inc.	26	343
Xylem Inc.	19	526

		8,884

INFORMATION TECHNOLOGY - 15.1%
Cisco Systems Inc.	23	456
eBay Inc. (c)	22	1,127
Hitachi Ltd.	132	777
Intel Corp.	19	398
Microsoft Corp.	30	802
Motorola Solutions Inc.	12	679
Nomura Research Institute Ltd.	40	827
QUALCOMM Inc.	11	664
SAP AG	9	760
Yokogawa Electric Corp.	67	729

		7,219

MATERIALS - 5.8%
Anglo American Plc	19	609
BASF SE	7	657
Solvay SA	4	537
SunCoke Energy Inc. (c)	34	535
Svenska Cellulosa AB - Class B	21	448

		2,786

TELECOMMUNICATION SERVICES - 2.7%
China Communication Services Corp. Ltd. - Class H (e)	762	446
Vivendi SA	37	829

		1,275

Total Common Stocks (cost $39,717)		45,061

RIGHTS - 0.0%
Repsol SA (c)	28	17

Total Rights (cost $18)		17

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 2.8%

Investment Company - 0.6%
JNL Money Market Fund, 0.06% (a) (h)	267	267

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	1,053	1,053

Total Short Term Investments (cost $1,320)		1,320

Total Investments - 96.9% (cost $41,055)		46,398
Other Assets and Liabilities, Net - 3.1%		1,474

Total Net Assets - 100.0%		$47,872

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (1.6%) (a)	2,327	$28,431
JNL/Mellon Capital Management International Index Fund (1.8%) (a)	2,585	31,589
JNL/Mellon Capital Management JNL 5 Fund (5.1%) (a)	16,945	159,795
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.2%) (a)	2,204	31,867
JNL/Mellon Capital Management S&P 500 Index Fund (1.9%) (a)	2,629	31,075
JNL/Mellon Capital Management Small Cap Index Fund (2.9%) (a)	2,453	31,449

Total Investment Companies (cost $253,435)		314,206

Total Investments - 100.0% (cost $253,435)		314,206
Other Assets and Liabilities, Net - (0.0%)		(22)

Total Net Assets - 100.0%		$314,184

JNL/Mellon Capital Management Index 5 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (5.5%) (a)	8,178	$99,930
JNL/Mellon Capital Management International Index Fund (6.3%) (a)	9,086	111,031
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (11.4%) (a)	7,746	112,006
JNL/Mellon Capital Management S&P 500 Index Fund (6.8%) (a)	9,240	109,223
JNL/Mellon Capital Management Small Cap Index Fund (10.3%) (a)	8,622	110,536

Total Investment Companies (cost $479,500)		542,726

Total Investments - 100.0% (cost $479,500)		542,726
Other Assets and Liabilities, Net - (0.0%)		(34)

Total Net Assets - 100.0%		$542,692

	Shares/Par (p)	Value
JNL/Mellon Capital Management Emerging Markets Index Fund* (y)

COMMON STOCKS - 90.1%

CONSUMER DISCRETIONARY - 7.3%
Astra International Tbk PT	2,033	$1,610
Hyundai Mobis	7	1,893
Hyundai Motor Co.	16	3,209
Kia Motors Corp.	27	1,446
Naspers Ltd. - Class N	39	2,529
Other Securities		18,583

		29,270

CONSUMER STAPLES - 7.4%
Cia de Bebidas das Americas	15	617
Fomento Economico Mexicano SAB de CV	201	2,013
Perdigao SA	66	1,354
Wal-Mart de Mexico SAB de CV - Class V	546	1,783
Other Securities		24,192

		29,959

ENERGY - 11.0%
China Petroleum & Chemical Corp. - Class H (e)	1,716	1,976
China Shenhua Energy Co. Ltd. - Class H	352	1,577
CNOOC Ltd.	1,815	3,999
Ecopetrol SA	519	1,603
Gazprom OAO - ADR	36	349
Gazprom OAO - ADR	517	4,992
Lukoil OAO - ADR	4	263
Lukoil OAO - ADR	50	3,342
NovaTek OAO - GDR	9	1,134
PetroChina Co. Ltd. - Class H	2,155	3,110
Petroleo Brasileiro SA	302	2,883
Reliance Industries Ltd.	133	2,064
Sasol Ltd.	56	2,424
Other Securities		14,465

		44,181

FINANCIALS - 23.9%
Banco Bradesco SA	58	966
Bank of China Ltd. - Class H	7,692	3,484
China Construction Bank Corp. - Class H	7,336	5,995
China Life Insurance Co. Ltd. - Class H	761	2,520
China Life Insurance Co. Ltd. (c)	176	160
HDFC Bank Ltd.	152	1,890
Housing Development Finance Corp.	146	2,237
Industrial & Commercial Bank of China - Class H	6,635	4,789
KB Financial Group Inc.	38	1,352
Ping an Insurance Group Co. of China Ltd. - Class H (e)	194	1,655
Sberbank of Russia - ADR	294	3,689
Shinhan Financial Group Co. Ltd.	44	1,600
Standard Bank Group Ltd.	120	1,688
Other Securities		64,362

		96,387

HEALTH CARE - 1.2%
Other Securities		4,803

INDUSTRIALS - 6.2%
Other Securities		24,815

INFORMATION TECHNOLOGY - 12.8%
Hon Hai Precision Industry Co. Ltd.	1,025	3,171
Infosys Ltd.	44	1,878
MediaTek Inc.	117	1,315
Novatek Microelectronics Corp.	60	245

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Samsung Electro-Mechanics Co. Ltd.	6	542
Samsung Electronics Co. Ltd.	11	16,088
Taiwan Semiconductor Manufacturing Co. Ltd.	2,497	8,354
Tencent Holdings Ltd.	104	3,397
Other Securities		16,430

		51,420

MATERIALS - 10.2%
China Petrochemical Development Corp.	129	81
Grupo Mexico SAB de CV	383	1,380
LG Chem Ltd.	5	1,433
POSCO Inc.	7	2,192
Vale SA	132	2,722
Other Securities		33,436

		41,244

TELECOMMUNICATION SERVICES - 7.3%
America Movil SAB de CV - Class L	3,969	4,572
China Mobile Ltd.	612	7,204
MTN Group Ltd.	173	3,643
Other Securities		14,060

		29,479

UTILITIES - 2.8%
Other Securities		11,269

Total Common Stocks (cost $338,473)		362,827

PREFERRED STOCKS - 7.8%

CONSUMER DISCRETIONARY - 0.6%
Grupo Televisa SAB	258	1,363
Hyundai Motor Co.	4	251
Hyundai Motor Co.	3	195
Other Securities		386

		2,195

CONSUMER STAPLES - 0.9%
Cia de Bebidas das Americas	76	3,168
Other Securities		512

		3,680

ENERGY - 1.0%
Petroleo Brasileiro SA	426	4,063

FINANCIALS - 2.4%
Banco Bradesco SA	193	3,310
Itau Unibanco Holding SA	231	3,761
Other Securities		2,607

		9,678

INDUSTRIALS - 0.0%
Other Securities		131

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	2	1,656

MATERIALS - 1.9%
LG Chem Ltd.	1	106
Vale SA	204	4,078
Other Securities		3,427

		7,611

TELECOMMUNICATION SERVICES - 0.3%
Other Securities		1,061

UTILITIES - 0.3%
Other Securities		1,229

Total Preferred Stocks (cost $32,937)		31,304

	Shares/Par (p)	Value
RIGHTS - 0.0%
Other Securities		—

Total Rights (cost $0)		—

INVESTMENT COMPANIES - 0.6%
iShares MSCI Emerging Market Index Fund	56	2,487

Total Investment Companies (cost $2,433)		2,487

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	4,290	4,290

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	7,841	7,841

Treasury Securities - 0.1%
Other Securities		200

Total Short Term Investments (cost $12,331)		12,331

Total Investments - 101.6% (cost $386,174)		408,949
Other Assets and Liabilities, Net - (1.6%)		(6,417)

Total Net Assets - 100.0%		$402,532

JNL/Mellon Capital Management European 30 Fund

COMMON STOCKS - 98.2%

CONSUMER DISCRETIONARY - 2.5%
OPAP SA	107	$767

CONSUMER STAPLES - 6.8%
Colruyt SA (e)	25	1,234
Tesco Plc	151	833

		2,067

ENERGY - 8.2%
BP Plc	133	925
Royal Dutch Shell Plc - Class A	26	908
SBM Offshore NV (c)	46	648

		2,481

FINANCIALS - 21.3%
Danske Bank A/S (c)	74	1,262
DNB ASA	96	1,233
Hannover Rueckversicherung AG	19	1,498
Klepierre	33	1,322
Zurich Financial Services AG	4	1,122

		6,437

HEALTH CARE - 18.4%
Actelion Ltd.	28	1,320
AstraZeneca Plc	21	975
Novartis AG	17	1,047
Roche Holding AG	6	1,130
Smith & Nephew Plc	98	1,082

		5,554

INDUSTRIALS - 3.4%
Balfour Beatty Plc	231	1,041

INFORMATION TECHNOLOGY - 2.5%
Neopost SA (e)	14	748

MATERIALS - 10.2%
Anglo American Plc	26	812

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
BHP Billiton Plc	32	1,145
Rio Tinto Plc	20	1,137

		3,094

TELECOMMUNICATION SERVICES - 14.7%
France Telecom SA	60	671
Koninklijke KPN NV	79	393
Mobistar SA	18	465
Swisscom AG (e)	2	1,078
TDC A/S	118	834
Vivendi SA	45	1,013

		4,454

UTILITIES - 10.2%
Enel SpA	233	970
RWE AG	27	1,114
Snam Rete Gas SpA	215	1,005

		3,089

Total Common Stocks (cost $30,413)		29,732

INVESTMENT COMPANIES - 2.0%
iShares MSCI EAFE Index Fund	11	613

Total Investment Companies (cost $612)		613

SHORT TERM INVESTMENTS - 7.3%

Investment Company - 0.3%
JNL Money Market Fund, 0.06% (a) (h)	86	86

Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	2,114	2,114

Total Short Term Investments (cost $2,200)		2,200

Total Investments - 107.5% (cost $33,225)		32,545
Other Assets and Liabilities, Net - (7.5%)		(2,281)

Total Net Assets - 100.0%		$30,264

JNL/Mellon Capital Management Pacific Rim 30 Fund

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 4.1%
USS Co. Ltd.	39	$4,098

CONSUMER STAPLES - 14.7%
FamilyMart Co. Ltd.	88	3,631
Metcash Ltd. (e)	838	2,907
Nippon Meat Packers Inc.	286	3,966
Woolworths Ltd.	138	4,243

		14,747

FINANCIALS - 47.2%
Australia & New Zealand Banking Group Ltd.	89	2,357
Bank of Yokohama Ltd.	396	1,841
Bendigo and Adelaide Bank Ltd. (e)	227	2,027
China Bank Ltd.	290	1,699
Goodman Group	1,214	5,530
Hang Seng Bank Ltd. (e)	164	2,528
Insurance Australia Group Ltd.	1,161	5,717
Mitsubishi UFJ Financial Group Inc.	442	2,392
National Australia Bank Ltd.	78	2,064
QBE Insurance Group Ltd. (e)	270	3,091
Resona Holdings Inc.	424	1,941

	Shares/Par (p)	Value
Shopping Centres Australasia Property Group (c)	60	94
Stockland	1,090	4,030
Sumitomo Mitsui Financial Group Inc.	67	2,450
Suncorp Group Ltd.	414	4,422
Suruga Bank Ltd.	219	2,690
Westpac Banking Corp.	95	2,614

		47,487

INDUSTRIALS - 7.5%
East Japan Railway Co.	56	3,620
Toll Holdings Ltd.	824	3,947

		7,567

MATERIALS - 9.1%
Air Water Inc.	280	3,582
Sims Metal Management Ltd. (e)	268	2,651
Taiyo Nippon Sanso Corp.	500	2,875

		9,108

TELECOMMUNICATION SERVICES - 10.4%
Nippon Telegraph & Telephone Corp.	70	2,948
NTT DoCoMo Inc.	2	2,723
Telstra Corp. Ltd.	1,041	4,744

		10,415

UTILITIES - 3.5%
Tokyo Gas Co. Ltd.	775	3,540

Total Common Stocks (cost $91,273)		96,962

INVESTMENT COMPANIES - 3.3%
iShares MSCI EAFE Index Fund	32	1,815
Vanguard MSCI Pacific ETF	27	1,449

Total Investment Companies (cost $3,220)		3,264

SHORT TERM INVESTMENTS - 7.8%

Investment Company - 0.3%
JNL Money Market Fund, 0.06% (a) (h)	342	342

Securities Lending Collateral - 7.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	7,551	7,551

Total Short Term Investments (cost $7,893)		7,893

Total Investments - 107.6% (cost $102,386)		108,119
Other Assets and Liabilities, Net - (7.6%)		(7,624)

Total Net Assets - 100.0%		$100,495

JNL/Mellon Capital Management S&P 500 Index Fund* (y)

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 11.5%
Amazon.com Inc. (c)	46	$11,438
Comcast Corp. - Class A	332	12,410
Home Depot Inc.	187	11,551
McDonald’s Corp.	125	11,060
Time Warner Cable Inc.	38	3,736
Time Warner Inc.	120	5,724
Walt Disney Co.	221	11,019
Other Securities		117,159

		184,097

CONSUMER STAPLES - 10.6%
Altria Group Inc.	256	8,047

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Coca-Cola Co.	482	17,490
Coca-Cola Enterprises Inc.	36	1,140
CVS Caremark Corp.	155	7,513
PepsiCo Inc.	193	13,229
Philip Morris International Inc.	209	17,477
Procter & Gamble Co.	342	23,234
Wal-Mart Stores Inc.	209	14,266
Other Securities		67,118

		169,514

ENERGY - 11.0%
Chevron Corp.	245	26,498
ConocoPhillips	153	8,873
Exxon Mobil Corp.	571	49,445
Occidental Petroleum Corp.	102	7,817
Schlumberger Ltd.	167	11,578
Other Securities		71,545

		175,756

FINANCIALS - 15.5%
American Express Co.	121	6,971
Bank of America Corp.	1,357	15,742
Bank of New York Mellon Corp. (a)	147	3,776
Berkshire Hathaway Inc. - Class B (c)	228	20,474
Citigroup Inc.	369	14,608
Goldman Sachs Group Inc.	55	7,019
JPMorgan Chase & Co.	478	21,024
U.S. Bancorp	234	7,485
Wells Fargo & Co.	613	20,940
Other Securities		131,315

		249,354

HEALTH CARE - 12.0%
Abbott Laboratories	198	12,942
Amgen Inc.	97	8,383
Gilead Sciences Inc. (c)	95	7,005
Johnson & Johnson	347	24,318
Merck & Co. Inc.	380	15,563
Pfizer Inc.	922	23,112
UnitedHealth Group Inc.	127	6,902
Other Securities		94,064

		192,289

INDUSTRIALS - 10.1%
3M Co.	80	7,442
Caterpillar Inc.	82	7,375
General Electric Co.	1,313	27,558
Union Pacific Corp.	59	7,369
United Technologies Corp.	106	8,667
Other Securities		103,372

		161,783

INFORMATION TECHNOLOGY - 18.9%
Apple Inc.	118	62,839
Cisco Systems Inc.	666	13,089
eBay Inc. (c)	146	7,458
Google Inc. - Class A (c)	33	23,633
Intel Corp.	622	12,827
International Business Machines Corp.	133	25,470
Microsoft Corp.	948	25,347
Oracle Corp.	470	15,661
QUALCOMM Inc.	214	13,301
Visa Inc. - Class A	66	9,981
Other Securities		94,451

		304,057

MATERIALS - 3.6%
Other Securities		57,777

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	711	23,967
Verizon Communications Inc.	359	15,518
Other Securities		9,407

		48,892

UTILITIES - 3.4%
Other Securities		54,742

Total Common Stocks (cost $1,325,975)		1,598,261

SHORT TERM INVESTMENTS - 0.8%

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	12,904	12,904

Treasury Securities - 0.0%
Other Securities		540

Total Short Term Investments (cost $13,444)		13,444

Total Investments - 100.4% (cost $1,339,419)		1,611,705
Other Assets and Liabilities, Net - (0.4%)		(7,159)

Total Net Assets - 100.0%		$1,604,546

JNL/Mellon Capital Management S&P 400 MidCap Index Fund* (y)

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 13.0%
Advance Auto Parts Inc.	60	$4,319
LKQ Corp. (c)	241	5,085
Mohawk Industries Inc. (c)	47	4,270
Polaris Industries Inc.	52	4,362
PVH Corp.	57	6,368
Tractor Supply Co.	58	5,094
Other Securities		98,378

		127,876

CONSUMER STAPLES - 3.7%
Church & Dwight Co. Inc.	113	6,063
Energizer Holdings Inc.	50	4,023
Green Mountain Coffee Roasters Inc. (c) (e)	100	4,142
Ingredion Inc.	62	3,999
Ralcorp Holdings Inc. (c)	45	4,020
Other Securities		14,466

		36,713

ENERGY - 6.0%
Cimarex Energy Co.	70	4,040
HollyFrontier Corp.	164	7,644
Oceaneering International Inc.	88	4,723
Plains Exploration & Production Co. (c)	105	4,930
Other Securities		37,293

		58,630

FINANCIALS - 21.5%
Affiliated Managers Group Inc. (c)	42	5,435
Alleghany Corp. (c)	14	4,620
Camden Property Trust	68	4,640
Essex Property Trust Inc.	30	4,346
Everest Re Group Ltd.	42	4,585
Federal Realty Investment Trust	52	5,422
Fidelity National Financial Inc. - Class A	171	4,022
Macerich Co.	110	6,436
New York Community Bancorp Inc. (e)	357	4,679
Rayonier Inc.	100	5,176

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Realty Income Corp. (e)	109	4,366
SL Green Realty Corp.	73	5,619
UDR Inc.	204	4,840
Other Securities		148,051

		212,237

HEALTH CARE - 9.2%
Henry Schein Inc. (c)	71	5,740
Hologic Inc. (c)	215	4,314
Idexx Laboratories Inc. (c)	45	4,156
Mettler-Toledo International Inc. (c)	25	4,806
Regeneron Pharmaceuticals Inc. (c)	61	10,408
ResMed Inc. (e)	116	4,804
Vertex Pharmaceuticals Inc. (c)	175	7,351
Other Securities		48,686

		90,265

INDUSTRIALS - 16.9%
AMETEK Inc.	197	7,405
B/E Aerospace Inc. (c)	85	4,182
JB Hunt Transport Services Inc.	74	4,399
Kansas City Southern	89	7,463
Other Securities		143,572

		167,021

INFORMATION TECHNOLOGY - 15.1%
Alliance Data Systems Corp. (c)	41	5,874
Ansys Inc. (c)	75	5,057
Equinix Inc. (c)	39	8,073
Rackspace Hosting Inc. (c)	88	6,550
Trimble Navigation Ltd. (c)	102	6,112
Other Securities		117,557

		149,223

MATERIALS - 7.1%
Albemarle Corp.	73	4,526
Ashland Inc.	59	4,781
Rock-Tenn Co. - Class A	58	4,026
Royal Gold Inc.	53	4,277
Valspar Corp.	69	4,289
Other Securities		47,620

		69,519

TELECOMMUNICATION SERVICES - 0.5%
Other Securities		4,962

UTILITIES - 4.8%
OGE Energy Corp.	80	4,520
Other Securities		42,781

		47,301

Total Common Stocks (cost $848,684)		963,747

SHORT TERM INVESTMENTS - 7.9%

Investment Company - 2.3%
JNL Money Market Fund, 0.06% (a) (h)	23,180	23,180

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	53,869	53,869

Treasury Securities - 0.1%
Other Securities		1,060

Total Short Term Investments (cost $78,109)		78,109

Total Investments - 105.7% (cost $926,793)		1,041,856
Other Assets and Liabilities, Net - (5.7%)		(56,344)

Total Net Assets - 100.0%		$985,512

	Shares/Par (p)	Value
JNL/Mellon Capital Management Small Cap Index Fund* (y)

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 13.8%
Brunswick Corp.	79	$2,296
Dana Holding Corp.	131	2,039
Domino’s Pizza Inc.	51	2,228
Six Flags Entertainment Corp.	35	2,146
Sotheby’s - Class A	60	2,014
Warnaco Group Inc. (c)	36	2,592
Other Securities		134,929

		148,244

CONSUMER STAPLES - 3.5%
United Natural Foods Inc. (c)	43	2,311
Other Securities		34,629

		36,940

ENERGY - 5.9%
Dril-Quip Inc. (c)	35	2,591
Energy XXI Bermuda Ltd.	70	2,243
Kodiak Oil & Gas Corp. (c)	233	2,061
Oasis Petroleum Inc. (c)	71	2,245
Rosetta Resources Inc. (c)	47	2,121
Other Securities		52,271

		63,532

FINANCIALS - 22.2%
Alterra Capital Holdings Ltd.	76	2,140
First American Financial Corp.	94	2,259
Hancock Holding Co.	67	2,140
Highwoods Properties Inc.	69	2,294
Invesco Mortgage Capital Inc.	102	2,010
Ocwen Financial Corp. (c)	95	3,275
Omega Healthcare Investors Inc. (e)	98	2,334
Starwood Property Trust Inc.	119	2,740
Two Harbors Investment Corp.	258	2,858
Other Securities		216,319

		238,369

HEALTH CARE - 11.8%
Alkermes Plc (c)	108	2,004
athenahealth Inc. (c) (e)	32	2,324
Cubist Pharmaceuticals Inc. (c)	56	2,352
Pharmacyclics Inc. (c)	48	2,777
Other Securities		117,544

		127,001

INDUSTRIALS - 15.3%
Actuant Corp. - Class A	64	1,799
Acuity Brands Inc.	37	2,531
Alaska Air Group Inc. (c)	63	2,702
AO Smith Corp.	34	2,171
CLARCOR Inc.	44	2,123
Genesee & Wyoming Inc. - Class A (c)	39	2,974
HEICO Corp. (e)	47	2,086
Hexcel Corp. (c)	88	2,371
Middleby Corp. (c)	17	2,121
Old Dominion Freight Line Inc. (c)	63	2,159
Robbins & Myers Inc.	34	2,024
Teledyne Technologies Inc. (c)	32	2,115
Woodward Governor Co.	61	2,329
Other Securities		135,191

		164,696

INFORMATION TECHNOLOGY - 16.2%
3D Systems Corp. (c) (e)	41	2,208

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Actuate Corp. (c)	40	223
Aruba Networks Inc. (c) (e)	99	2,051
Aspen Technology Inc. (c)	83	2,285
CommVault Systems Inc. (c)	39	2,746
CoStar Group Inc. (c)	25	2,227
Cymer Inc. (c)	27	2,470
Parametric Technology Corp. (c)	106	2,377
Ultimate Software Group Inc. (c)	24	2,221
WEX Inc. (c)	34	2,585
Other Securities		153,193

		174,586

MATERIALS - 5.1%
Eagle Materials Inc.	43	2,524
Louisiana-Pacific Corp. (c)	122	2,348
Other Securities		50,209

		55,081

TELECOMMUNICATION SERVICES - 0.7%
Other Securities		7,353

UTILITIES - 3.3%
Cleco Corp.	54	2,153
Other Securities		33,162

		35,315

Total Common Stocks (cost $926,888)		1,051,117

RIGHTS - 0.0%
Other Securities		—

Total Rights (cost $0)		—

WARRANTS - 0.0%
Other Securities		—

Total Warrants (cost $0)		—

INVESTMENT COMPANIES - 0.0%
Other Securities		119

Total Investment Companies (cost $130)		119

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 14.0%

Investment Company - 1.8%
JNL Money Market Fund, 0.06% (a) (h)	19,745	19,745

Securities Lending Collateral - 12.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	129,911	129,911

Treasury Securities - 0.1%
Other Securities		1,165

Total Short Term Investments (cost $150,821)		150,821

Total Investments - 111.8% (cost $1,077,839)		1,202,057
Other Assets and Liabilities, Net - (11.8%)		(126,677)

Total Net Assets - 100.0%		$1,075,380

	Shares/Par (p)	Value
JNL/Mellon Capital Management International Index Fund* (y)

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 10.1%
Daimler AG	142	$7,832
Honda Motor Co. Ltd.	256	9,473
LVMH Moet Hennessy Louis Vuitton SA	40	7,360
Toyota Motor Corp.	432	20,186
Other Securities		132,265

		177,116

CONSUMER STAPLES - 11.1%
Anheuser-Busch InBev NV	126	10,966
British American Tobacco Plc	307	15,582
Diageo Plc	393	11,441
Nestle SA	504	32,906
SABMiller Plc	150	6,960
Tesco Plc	1,262	6,951
Unilever NV - CVA	255	9,776
Unilever Plc	201	7,828
Other Securities		92,294

		194,704

ENERGY - 7.5%
BG Group Plc	533	8,884
BP Plc	2,981	20,728
ENI SpA	399	9,775
Royal Dutch Shell Plc - Class A	587	20,365
Royal Dutch Shell Plc - Class B	414	14,786
Total SA	333	17,348
Other Securities		40,553

		132,439

FINANCIALS - 24.3%
AIA Group Ltd.	1,690	6,704
Allianz SE	71	9,956
Australia & New Zealand Banking Group Ltd.	420	11,066
Banco Bilbao Vizcaya Argentaria SA	855	7,946
Banco Santander SA	1,612	13,101
Barclays Plc	1,824	7,924
BNP Paribas	157	8,911
Commonwealth Bank of Australia	250	16,253
HSBC Holdings Plc	2,862	30,323
Mitsubishi UFJ Financial Group Inc.	1,998	10,812
National Australia Bank Ltd.	351	9,238
Prudential plc (a)	401	5,717
Standard Chartered Plc	375	9,710
Sumitomo Mitsui Financial Group Inc.	211	7,661
UBS AG	571	8,942
Westpac Banking Corp.	479	13,123
Other Securities		248,990

		426,377

HEALTH CARE - 9.6%
AstraZeneca Plc	198	9,390
Bayer AG	130	12,364
GlaxoSmithKline Plc	778	16,932
Novartis AG	360	22,768
Novo-Nordisk A/S	64	10,399
Roche Holding AG	110	22,257
Sanofi SA	186	17,668
Other Securities		56,378

		168,156

INDUSTRIALS - 12.3%
ABB Ltd.	345	7,157
Siemens AG	129	14,104

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Other Securities		194,857

		216,118

INFORMATION TECHNOLOGY - 4.2%
Canon Inc. (e)	178	6,899
SAP AG	144	11,614
Other Securities		54,864

		73,377

MATERIALS - 9.8%
Anglo American Plc	218	6,877
BASF SE	144	13,616
BHP Billiton Ltd.	505	19,728
BHP Billiton Plc	331	11,682
Rio Tinto Plc	210	12,260
Other Securities		108,427

		172,590

TELECOMMUNICATION SERVICES - 4.7%
Telefonica SA	632	8,563
Vodafone Group Plc	7,732	19,464
Other Securities		55,336

		83,363

UTILITIES - 3.7%
Other Securities		65,996

Total Common Stocks (cost $1,653,231)		1,710,236

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Other Securities		8,068

CONSUMER STAPLES - 0.2%
Other Securities		2,800

FINANCIALS - 0.0%
Other Securities		197

INDUSTRIALS - 0.1%
Other Securities		1,056

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		721

UTILITIES - 0.0%
Other Securities		211

Total Preferred Stocks (cost $9,897)		13,053

RIGHTS - 0.0%
Other Securities		92

Total Rights (cost $82)		92

OTHER EQUITY INTERESTS - 0.0%
Other Securities		—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 1.3%
JNL Money Market Fund, 0.06% (a) (h)	22,245	22,245

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	54,337	54,337

	Shares/Par (p)	Value
Treasury Securities - 0.1%
Other Securities		1,830

Total Short Term Investments (cost $78,412)		78,412

Total Investments - 102.5% (cost $1,741,622)		1,801,793
Other Assets and Liabilities, Net - (2.5%)		(44,211)

Total Net Assets - 100.0%		$1,757,582

JNL/Mellon Capital Management Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
Ally Auto Receivables Trust, 0.79%, 09/15/15	$1,000	$1,002
American Airlines Pass-Through Trust, 5.25%, 01/31/21	474	491
AmeriCredit Automobile Receivables Trust, 1.17%, 01/08/16	500	503
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	1,500	1,719
5.76%, 05/10/45 (i)	550	616
5.19%, 09/10/47 (i)	1,000	1,114
5.45%, 01/15/49	123	127
5.45%, 01/15/49	1,500	1,735
5.48%, 01/15/49 (i)	350	378
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,054
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.72%, 06/11/40 (i)	300	355
5.12%, 02/11/41 (i)	1,150	1,249
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	840
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,033
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	287
5.65%, 10/15/48	500	564
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,250	1,417
Continental Airlines Inc. Pass-Through Trust - Class A, 4.75%, 01/12/21 (e)	286	311
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	277
CS First Boston Mortgage Securities Corp. REMIC
5.42%, 05/15/36 (i)	350	367
5.01%, 02/15/38 (i)	800	862
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	355	396
GE Capital Commercial Mortgage Corp. REMIC, 5.31%, 11/10/45 (i)	200	218
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,105
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	1,000	1,126
5.56%, 11/10/39	400	461
3.48%, 01/10/45	750	818
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.58%, 06/12/41 (i)	850	903
5.54%, 10/12/41	1,250	1,440

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
4.88%, 01/15/42	750	801
4.74%, 07/15/42	500	544
4.78%, 07/15/42	500	540
4.94%, 08/15/42 (i)	278	306
4.87%, 09/11/42	655	720
5.42%, 01/15/49	250	289
5.73%, 02/12/49 (i)	200	235
5.79%, 02/12/51 (i)	521	621
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	374
5.42%, 02/15/40	330	383
5.87%, 09/15/45 (i)	2,000	2,384
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	290
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	230
5.17%, 12/12/49	200	228
5.74%, 06/12/50 (i)	477	498
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	250	286
5.69%, 10/15/42 (i)	270	305
5.57%, 04/12/49 (i)	291	300
5.57%, 04/12/49 (i)	2,400	2,710
Santander Drive Auto Receivables Trust, 1.04%, 08/15/16	500	503
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,000	1,079
Wachovia Bank Commercial Mortgage Trust REMIC
5.22%, 01/15/41 (i)	100	105
5.31%, 07/15/41 (i)	250	263
4.89%, 10/15/41	200	211
4.90%, 10/15/41 (i)	500	528
5.12%, 07/15/42 (i)	410	450
5.42%, 01/15/45 (i)	338	377
5.57%, 10/15/48	250	287

Total Non-U.S. Government Agency Asset- Backed Securities (cost $35,179)		38,615

CORPORATE BONDS AND NOTES - 23.4%

CONSUMER DISCRETIONARY - 2.0%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	537
Amazon.com Inc.
0.65%, 11/27/15 (e)	500	500
1.20%, 11/29/17	300	298
2.50%, 11/29/22	200	197
AutoZone Inc., 5.50%, 11/15/15 (e)	400	450
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	730
CBS Corp.
1.95%, 07/01/17 (e)	450	458
5.63%, 09/15/19	500	598
4.85%, 07/01/42 (e)	500	520
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	756
Comcast Corp.
5.30%, 01/15/14	500	525
6.50%, 01/15/15	50	56
5.90%, 03/15/16	500	574
5.70%, 05/15/18	600	721
3.13%, 07/15/22	500	521
6.50%, 11/15/35	100	128
6.95%, 08/15/37	500	678
6.40%, 03/01/40	400	518
COX Communications Inc., 5.45%, 12/15/14 (e)	144	157

	Shares/Par (p)	Value
DIRECTV Holdings LLC
3.55%, 03/15/15	200	210
3.50%, 03/01/16	400	424
4.60%, 02/15/21	600	649
3.80%, 03/15/22	500	516
6.35%, 03/15/40 (e)	600	689
6.00%, 08/15/40	200	222
Discovery Communications LLC
3.70%, 06/01/15	100	107
5.63%, 08/15/19	100	119
5.05%, 06/01/20 (e)	200	231
6.35%, 06/01/40	100	124
Ford Motor Co., 7.45%, 07/16/31	300	381
Gap Inc., 5.95%, 04/12/21 (e)	400	458
Grupo Televisa SAB, 6.63%, 03/18/25	100	129
Hasbro Inc., 6.35%, 03/15/40	300	370
Home Depot Inc.
5.40%, 03/01/16	500	571
5.88%, 12/16/36	250	329
Johnson Controls Inc.
5.50%, 01/15/16	250	282
3.75%, 12/01/21	500	532
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	529
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	117
3.80%, 11/15/21 (e)	500	552
5.50%, 10/15/35	150	183
5.80%, 04/15/40	600	764
Macy’s Retail Holdings Inc.
5.75%, 07/15/14 (e)	500	536
6.65%, 07/15/24	200	248
6.90%, 04/01/29	250	302
4.30%, 02/15/43 (e)	300	292
McDonald’s Corp.
5.35%, 03/01/18	300	362
6.30%, 03/01/38	500	697
NBCUniversal Media LLC
2.10%, 04/01/14	500	509
5.15%, 04/30/20	200	237
6.40%, 04/30/40	200	257
News America Inc.
5.30%, 12/15/14	175	190
5.65%, 08/15/20	300	364
4.50%, 02/15/21 (e)	400	457
6.20%, 12/15/34	50	61
6.40%, 12/15/35	500	621
6.65%, 11/15/37	300	388
6.15%, 02/15/41	300	380
Nordstrom Inc., 4.00%, 10/15/21	225	251
Omnicom Group Inc., 5.90%, 04/15/16	250	285
Staples Inc., 9.75%, 01/15/14 (l)	550	598
Target Corp.
5.88%, 07/15/16	250	295
7.00%, 07/15/31	500	697
6.50%, 10/15/37	300	419
Thomson Reuters Corp., 6.50%, 07/15/18	500	625
Time Warner Cable Inc.
5.85%, 05/01/17	150	177
6.75%, 07/01/18	600	749
8.75%, 02/14/19	169	228
6.55%, 05/01/37	250	309
7.30%, 07/01/38	300	399
6.75%, 06/15/39	300	380
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	848
Time Warner Inc.
3.15%, 07/15/15	700	740
5.88%, 11/15/16	650	761

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
4.70%, 01/15/21	200	228
4.00%, 01/15/22 (e)	500	547
7.63%, 04/15/31	250	344
6.10%, 07/15/40	200	242
Viacom Inc.
2.50%, 12/15/16	500	521
7.88%, 07/30/30	125	173
4.38%, 03/15/43 (r)	300	295
Walt Disney Co.
0.45%, 12/01/15	500	498
1.10%, 12/01/17 (e)	350	351
2.75%, 08/16/21	300	313
7.00%, 03/01/32	50	72
3.70%, 12/01/42	300	300
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	429
Wyndham Worldwide Corp., 7.38%, 03/01/20 (e)	500	602
Yale University, 2.90%, 10/15/14	300	313
Yum! Brands Inc., 6.88%, 11/15/37	200	273

		36,573

CONSUMER STAPLES - 1.6%
Altria Group Inc.
9.70%, 11/10/18 (l)	500	700
9.25%, 08/06/19 (l)	400	556
9.95%, 11/10/38 (l)	100	165
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	209
5.05%, 10/15/16	100	114
6.45%, 09/01/37	300	410
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	500	501
6.88%, 11/15/19	400	525
5.38%, 01/15/20	400	487
2.50%, 07/15/22	300	302
8.20%, 01/15/39	400	657
3.75%, 07/15/42 (e)	300	301
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	419
5.38%, 09/15/35	200	233
Beam Inc., 5.38%, 01/15/16	45	50
Bottling Group LLC, 6.95%, 03/15/14	200	215
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	79
4.10%, 03/15/16	500	537
Campbell Soup Co., 4.25%, 04/15/21	300	339
Clorox Co., 3.80%, 11/15/21	500	544
Coca-Cola Co.
0.75%, 03/13/15	500	504
3.15%, 11/15/20	300	326
ConAgra Foods Inc.
2.10%, 03/15/18 (e)	400	401
7.00%, 04/15/19 (e)	300	369
3.25%, 09/15/22	300	301
CVS Caremark Corp.
5.75%, 06/01/17	244	292
4.13%, 05/15/21 (e)	400	451
Diageo Capital Plc, 4.83%, 07/15/20	395	465
Diageo Investment Corp., 8.00%, 09/15/22	100	144
General Mills Inc.
5.20%, 03/17/15	500	549
5.70%, 02/15/17	300	353
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	128
Kellogg Co.
4.45%, 05/30/16	350	387
4.00%, 12/15/20	200	223
Kimberly-Clark Corp., 7.50%, 11/01/18	500	667

	Shares/Par (p)	Value
Kraft Foods Group Inc.
6.13%, 08/23/18 (r)	221	271
5.38%, 02/10/20 (r)	314	377
6.88%, 01/26/39 (r)	600	808
Kroger Co.
6.40%, 08/15/17	200	241
6.15%, 01/15/20	200	244
7.50%, 04/01/31	150	195
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	638
Mondelez International Inc.
4.13%, 02/09/16	100	109
6.50%, 08/11/17	300	366
6.13%, 02/01/18	79	96
5.38%, 02/10/20	386	466
Pepsi Bottling Group Inc., 7.00%, 03/01/29	375	539
PepsiCo Inc.
7.90%, 11/01/18	555	749
3.13%, 11/01/20	300	322
4.88%, 11/01/40	500	585
Philip Morris International Inc.
6.88%, 03/17/14	500	538
1.13%, 08/21/17 (e)	500	498
5.65%, 05/16/18	250	303
2.90%, 11/15/21	300	312
4.38%, 11/15/41	300	322
Procter & Gamble Co.
4.95%, 08/15/14	150	161
4.70%, 02/15/19	500	591
5.55%, 03/05/37	100	134
Reynolds American Inc., 7.63%, 06/01/16	250	299
Safeway Inc.
6.25%, 03/15/14 (e)	550	580
6.35%, 08/15/17 (e)	500	568
Unilever Capital Corp.
2.75%, 02/10/16	400	424
5.90%, 11/15/32	300	412
Wal-Mart Stores Inc.
1.63%, 04/15/14 (e)	400	407
2.25%, 07/08/15 (e)	300	312
2.80%, 04/15/16 (e)	400	427
4.13%, 02/01/19	300	341
4.25%, 04/15/21 (e)	400	465
7.55%, 02/15/30	500	736
6.20%, 04/15/38	300	408
4.88%, 07/08/40	300	355
5.63%, 04/15/41	600	786
Walgreen Co.
1.00%, 03/13/15 (e)	500	500
4.40%, 09/15/42	300	305

		29,093

ENERGY - 2.4%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	519
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	115
8.70%, 03/15/19	250	337
6.45%, 09/15/36 (e)	150	188
Apache Corp.
3.63%, 02/01/21	400	436
4.75%, 04/15/43	500	544
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	196
BP Capital Markets Plc
3.13%, 10/01/15	500	531
1.85%, 05/05/17 (e)	400	409
4.50%, 10/01/20	500	576
3.25%, 05/06/22	400	421
Burlington Resources Finance Co., 7.20%, 08/15/31	100	141

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	427
5.85%, 02/01/35	150	184
6.25%, 03/15/38	300	386
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	49
6.63%, 11/01/37	200	260
Conoco Funding Co., 7.25%, 10/15/31	75	110
ConocoPhillips
4.75%, 02/01/14	500	523
6.65%, 07/15/18	75	95
5.75%, 02/01/19	300	369
6.00%, 01/15/20	300	381
6.50%, 02/01/39	500	709
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	279
Devon Energy Corp.
2.40%, 07/15/16	500	518
1.88%, 05/15/17	300	306
7.95%, 04/15/32	100	148
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	145
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	196
Enbridge Energy Partners LP
9.88%, 03/01/19 (e)	500	677
7.50%, 04/15/38	200	256
Encana Corp.
3.90%, 11/15/21 (e)	400	434
6.50%, 08/15/34	100	123
6.50%, 02/01/38 (e)	300	375
Energy Transfer Partners LP
5.95%, 02/01/15 (e)	250	274
9.70%, 03/15/19 (e)	222	299
5.20%, 02/01/22 (e)	500	570
7.50%, 07/01/38	200	259
6.50%, 02/01/42 (e)	500	612
Enterprise Products Operating LLC
5.60%, 10/15/14	25	27
3.70%, 06/01/15	100	106
5.25%, 01/31/20	300	356
6.88%, 03/01/33	25	31
6.45%, 09/01/40	100	126
5.95%, 02/01/41	300	362
4.45%, 02/15/43	300	304
EOG Resources Inc.
2.50%, 02/01/16	200	209
4.40%, 06/01/20	200	231
2.63%, 03/15/23 (e)	500	504
Halliburton Co., 7.45%, 09/15/39	250	381
Hess Corp.
7.30%, 08/15/31	35	47
5.60%, 02/15/41	400	473
Husky Energy Inc., 7.25%, 12/15/19	500	649
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	150	175
9.00%, 02/01/19	500	674
3.95%, 09/01/22	500	535
6.50%, 09/01/39	200	246
Magellan Midstream Partners LP
4.25%, 02/01/21	300	331
4.20%, 12/01/42	200	193
Marathon Oil Corp., 5.90%, 03/15/18 (e)	228	276
Marathon Petroleum Corp., 6.50%, 03/01/41	300	380
Nabors Industries Inc., 6.15%, 02/15/18	300	353
Nexen Inc.
5.88%, 03/10/35	50	62
6.40%, 05/15/37	100	129
Noble Energy Inc., 8.25%, 03/01/19	300	393

	Shares/Par (p)	Value
Noble Holding International Ltd.
3.45%, 08/01/15	200	211
2.50%, 03/15/17	400	413
6.20%, 08/01/40	200	237
Occidental Petroleum Corp.
2.50%, 02/01/16 (e)	400	420
4.10%, 02/01/21	250	286
ONEOK Partners LP, 6.65%, 10/01/36	150	186
PC Financial Partnership, 5.00%, 11/15/14	500	538
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	584
6.63%, 06/15/35 (e)	150	191
Petro-Canada, 7.00%, 11/15/28	75	96
Petrobras International Finance Co.
2.88%, 02/06/15 (e)	500	513
3.88%, 01/27/16	500	528
6.13%, 10/06/16 (e)	100	113
5.88%, 03/01/18 (e)	150	172
7.88%, 03/15/19	500	625
5.38%, 01/27/21	700	788
6.88%, 01/20/40 (e)	400	508
Petroleos Mexicanos
6.00%, 03/05/20	500	598
5.50%, 01/21/21	700	818
5.50%, 06/27/44 (e)	250	275
5.50%, 06/27/44 (r)	500	550
Phillips 66
1.95%, 03/05/15 (r)	500	510
4.30%, 04/01/22 (r)	500	559
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	419
Plains All American Pipeline LP
3.95%, 09/15/15	300	323
6.50%, 05/01/18	100	123
6.70%, 05/15/36	100	128
4.30%, 01/31/43	200	200
Pride International Inc., 6.88%, 08/15/20	400	506
Rowan Cos. Inc.
7.88%, 08/01/19 (e)	300	370
4.88%, 06/01/22	400	434
Shell International Finance BV
4.00%, 03/21/14	500	522
5.20%, 03/22/17	250	293
4.38%, 03/25/20	300	348
6.38%, 12/15/38	200	281
5.50%, 03/25/40	300	385
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	294
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	330
Statoil ASA
5.25%, 04/15/19	500	600
3.15%, 01/23/22	500	528
Suncor Energy Inc.
5.95%, 12/01/34	100	121
6.50%, 06/15/38	300	400
Talisman Energy Inc., 6.25%, 02/01/38	300	359
Total Capital International SA, 2.88%, 02/17/22 (e)	500	522
Total Capital SA
3.00%, 06/24/15 (e)	400	423
2.30%, 03/15/16 (e)	250	260
TransCanada Pipelines Ltd.
6.50%, 08/15/18 (e)	200	252
3.80%, 10/01/20	400	446
6.20%, 10/15/37	300	396
Transocean Inc.
4.95%, 11/15/15	500	547
6.80%, 03/15/38	150	184

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Valero Energy Corp.
9.38%, 03/15/19	500	688
7.50%, 04/15/32	100	128
Weatherford International Inc., 6.35%, 06/15/17	250	286
Weatherford International Ltd.
5.13%, 09/15/20	400	441
5.95%, 04/15/42	400	434
Williams Cos. Inc., 8.75%, 03/15/32	116	161
Williams Partners LP
3.80%, 02/15/15	100	106
5.25%, 03/15/20	500	576
6.30%, 04/15/40 (e)	200	245

		43,708

FINANCIALS - 9.2%
Abbey National Treasury Services Plc, 2.88%, 04/25/14 (e)	500	510
AFLAC Inc., 8.50%, 05/15/19	500	681
African Development Bank, 3.00%, 05/27/14	500	519
Allstate Corp.
6.75%, 05/15/18	300	375
7.45%, 05/16/19	300	393
5.35%, 06/01/33	75	89
5.55%, 05/09/35	100	122
American Express Centurion Bank, 0.88%, 11/13/15	300	300
American Express Co.
6.15%, 08/28/17	750	904
4.05%, 12/03/42 (r)	135	136
American Express Credit Corp.
2.75%, 09/15/15	500	524
2.80%, 09/19/16	500	529
American International Group Inc.
3.00%, 03/20/15 (e)	500	520
5.60%, 10/18/16	500	571
5.85%, 01/16/18	600	709
6.40%, 12/15/20	500	620
4.88%, 06/01/22 (e)	500	571
6.25%, 03/15/37 (i)	400	427
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	274
Asian Development Bank
4.25%, 10/20/14	750	802
2.50%, 03/15/16	500	532
5.59%, 07/16/18	400	491
6.38%, 10/01/28	210	286
Assurant Inc., 6.75%, 02/15/34	100	111
AXA SA, 8.60%, 12/15/30	100	125
Bank of America Corp.
7.38%, 05/15/14	200	217
4.50%, 04/01/15	500	533
3.70%, 09/01/15 (e)	600	634
1.50%, 10/09/15	300	302
3.63%, 03/17/16	500	530
6.50%, 08/01/16	800	924
5.75%, 12/01/17	675	787
5.65%, 05/01/18	500	582
5.49%, 03/15/19	200	222
5.63%, 07/01/20	700	830
5.00%, 05/13/21	400	457
Bank of America NA, 6.00%, 10/15/36	250	306
Bank of New York Mellon Corp.
4.30%, 05/15/14 (a)	500	525
2.50%, 01/15/16 (a)	500	524
3.55%, 09/23/21 (a)	600	654
Bank of Nova Scotia, 2.05%, 10/07/15	500	517
Bank One Corp., 7.63%, 10/15/26	500	678
Barclays Bank Plc 2.38%, 01/13/14	500	508

	Shares/Par (p)	Value
2.75%, 02/23/15 (e)	500	518
3.90%, 04/07/15	500	530
5.13%, 01/08/20 (e)	300	342
BB&T Corp.
5.20%, 12/23/15	300	334
1.60%, 08/15/17	500	506
BBVA US Senior SAU, 4.66%, 10/09/15	400	410
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	761
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	100	108
5.40%, 05/15/18 (e)	500	601
4.25%, 01/15/21 (e)	300	344
BlackRock Inc., 3.50%, 12/10/14	200	211
BNP Paribas, 5.00%, 01/15/21 (e)	400	449
Boeing Capital Corp., 3.25%, 10/27/14	300	315
Boston Properties LP, 5.63%, 11/15/20	200	237
Camden Property Trust, 5.00%, 06/15/15	100	109
Capital One Financial Corp.
2.13%, 07/15/14	600	611
6.15%, 09/01/16 (e)	250	286
6.75%, 09/15/17	500	611
Caterpillar Financial Services Corp.
6.13%, 02/17/14	500	533
4.75%, 02/17/15	100	108
2.75%, 06/24/15 (e)	200	209
1.63%, 06/01/17	400	408
2.85%, 06/01/22 (e)	400	409
Cincinnati Financial Corp.
6.92%, 05/15/28	400	491
6.13%, 11/01/34	100	115
Citigroup Inc.
6.38%, 08/12/14	460	497
5.00%, 09/15/14	400	421
6.01%, 01/15/15	446	487
2.65%, 03/02/15	1,000	1,030
4.75%, 05/19/15	500	539
5.85%, 08/02/16 (e)	250	286
4.45%, 01/10/17	700	775
6.00%, 08/15/17	250	295
6.13%, 05/15/18	400	479
8.50%, 05/22/19	550	740
4.50%, 01/14/22 (e)	500	558
6.00%, 10/31/33	150	162
5.88%, 05/29/37	500	602
8.13%, 07/15/39	600	898
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	469
Commonwealth Bank of Australia, 1.25%, 09/18/15	200	202
CommonWealth REIT, 6.25%, 08/15/16	500	549
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	600	704
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.13%, 10/13/15	500	516
3.38%, 01/19/17 (e)	500	537
3.88%, 02/08/22	500	538
Corp. Andina de Fomento, 3.75%, 01/15/16	200	211
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	511
Credit Suisse New York
5.50%, 05/01/14	700	745
3.50%, 03/23/15	500	527
Credit Suisse USA Inc.
5.13%, 08/15/15	200	222
5.38%, 03/02/16	500	561
7.13%, 07/15/32	100	143
DDR Corp., 4.63%, 07/15/22 (e)	300	327

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Deutsche Bank AG London
3.45%, 03/30/15	500	527
6.00%, 09/01/17 (e)	500	600
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (e)	250	265
Discover Bank, 7.00%, 04/15/20	300	373
Duke Realty LP
7.38%, 02/15/15 (e)	150	167
3.88%, 10/15/22	200	204
ERP Operating LP
5.25%, 09/15/14	250	269
5.75%, 06/15/17 (e)	150	177
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	527
2.50%, 03/15/16 (e)	200	211
1.00%, 02/16/17 (e)	500	506
European Investment Bank
1.25%, 02/14/14 (e)	1,000	1,010
3.00%, 04/08/14	500	516
1.50%, 05/15/14	500	508
4.63%, 05/15/14	850	898
3.13%, 06/04/14	1,000	1,038
1.13%, 08/15/14	500	506
2.75%, 03/23/15 (e)	700	734
1.63%, 09/01/15	600	617
4.88%, 02/16/16 (e)	550	621
2.50%, 05/16/16	500	530
2.13%, 07/15/16 (e)	1,000	1,049
1.75%, 03/15/17 (e)	500	519
5.13%, 05/30/17	500	591
1.13%, 09/15/17 (e)	1,000	1,009
4.00%, 02/16/21 (e)	500	581
Export-Import Bank of Korea
8.13%, 01/21/14	500	537
5.13%, 03/16/15	200	217
5.00%, 04/11/22	600	694
Fidelity National Financial Inc., 6.60%, 05/15/17	400	451
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	300	336
2.75%, 05/15/15	600	612
3.98%, 06/15/16	500	531
4.25%, 02/03/17 (e)	300	321
3.00%, 06/12/17 (e)	300	308
5.00%, 05/15/18	300	331
5.88%, 08/02/21 (e)	600	699
4.25%, 09/20/22	300	317
Franklin Resources Inc., 3.13%, 05/20/15	300	316
General Electric Capital Corp.
2.15%, 01/09/15 (e)	1,000	1,027
3.50%, 06/29/15 (e)	500	531
5.00%, 01/08/16	300	333
2.95%, 05/09/16	400	421
2.30%, 04/27/17	500	518
5.63%, 09/15/17	1,100	1,298
5.50%, 01/08/20	700	829
4.38%, 09/16/20 (e)	550	614
4.63%, 01/07/21 (e)	400	454
6.75%, 03/15/32	850	1,104
5.88%, 01/14/38	900	1,086
6.88%, 01/10/39	600	816
Genworth Financial Inc., 7.70%, 06/15/20	350	386
Goldman Sachs Group Inc.
6.00%, 05/01/14	500	532
5.13%, 01/15/15 (e)	700	752
3.30%, 05/03/15	500	521
1.60%, 11/23/15 (e)	700	705

	Shares/Par (p)	Value
3.63%, 02/07/16 (e)	600	635
5.75%, 10/01/16	250	284
6.25%, 09/01/17	200	236
5.95%, 01/18/18	300	349
6.15%, 04/01/18	300	352
7.50%, 02/15/19	600	755
5.38%, 03/15/20	400	458
5.25%, 07/27/21	500	570
5.75%, 01/24/22 (e)	500	591
5.95%, 01/15/27	250	271
6.13%, 02/15/33 (e)	850	995
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	565
6.10%, 10/01/41	75	89
HCP Inc.
2.70%, 02/01/14 (e)	700	713
6.00%, 01/30/17	150	172
5.38%, 02/01/21	300	342
Health Care REIT Inc., 6.13%, 04/15/20	400	468
Hospitality Properties Trust, 5.63%, 03/15/17 (e)	500	552
HSBC Bank USA NA
4.88%, 08/24/20	300	334
7.00%, 01/15/39	340	460
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (e) (i)	250	249
HSBC Holdings Plc
5.10%, 04/05/21	500	590
4.00%, 03/30/22	500	547
7.63%, 05/17/32	150	195
6.10%, 01/14/42	600	798
HSBC USA Inc., 2.38%, 02/13/15	500	514
Inter-American Development Bank
3.00%, 04/22/14	500	518
4.50%, 09/15/14 (e)	500	535
5.13%, 09/13/16	250	291
1.13%, 03/15/17	1,000	1,017
3.88%, 02/14/20	700	821
International Bank for Reconstruction & Development
1.13%, 08/25/14	1,000	1,014
2.38%, 05/26/15	200	210
2.13%, 03/15/16	500	526
1.00%, 09/15/16	1,000	1,015
0.88%, 04/17/17	1,000	1,012
7.63%, 01/19/23	300	449
International Finance Corp.
2.75%, 04/20/15	200	211
2.13%, 11/17/17 (e)	500	530
International Lease Finance Corp., 3.00%, 04/22/14	1,000	1,035
Jefferies Group Inc.
5.13%, 04/13/18	500	525
6.45%, 06/08/27	100	107
6.25%, 01/15/36	500	517
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	415
John Deere Capital Corp.
2.25%, 06/07/16 (e)	400	419
1.40%, 03/15/17 (e)	500	505
1.20%, 10/10/17 (e)	500	501
3.90%, 07/12/21 (e)	500	558
2.75%, 03/15/22 (e)	500	510
JPMorgan Chase & Co.
5.38%, 01/15/14 (e)	500	525
2.05%, 01/24/14 (e)	300	305
4.75%, 03/01/15	250	270
1.88%, 03/20/15 (e)	500	509
5.15%, 10/01/15	250	275

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
3.45%, 03/01/16	800	850
6.40%, 10/02/17 (e)	500	600
6.00%, 01/15/18	1,000	1,197
6.30%, 04/23/19	500	617
4.40%, 07/22/20	600	677
4.50%, 01/24/22	600	679
5.60%, 07/15/41	500	619
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	592
KeyBank NA, 5.80%, 07/01/14	400	428
KeyCorp
3.75%, 08/13/15	500	535
5.10%, 03/24/21	500	583
Korea Development Bank, 3.25%, 03/09/16	300	314
Kreditanstalt fuer Wiederaufbau
1.38%, 01/13/14	500	505
3.50%, 03/10/14	1,000	1,037
4.13%, 10/15/14	650	693
2.63%, 03/03/15	1,000	1,047
0.63%, 04/24/15	1,000	1,007
2.63%, 02/16/16	1,000	1,062
4.88%, 01/17/17	500	581
1.25%, 02/15/17 (e)	1,000	1,020
4.38%, 03/15/18 (e)	500	582
4.88%, 06/17/19	500	609
4.00%, 01/27/20 (e)	300	349
2.75%, 09/08/20 (e)	500	541
0.00%,06/29/37 (j)	500	226
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	320
2.50%, 02/15/16 (e)	1,000	1,059
5.13%, 02/01/17 (e)	500	586
Lincoln National Corp., 8.75%, 07/01/19	500	669
Lloyds TSB Bank Plc, 6.38%, 01/21/21 (e)	500	616
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15 (e)	550	588
6.05%, 05/16/16	250	275
5.70%, 05/02/17 (e)	500	549
6.88%, 04/25/18	1,300	1,567
7.75%, 05/14/38	400	521
MetLife Inc.
6.75%, 06/01/16	500	592
7.72%, 02/15/19	500	656
5.70%, 06/15/35	100	122
6.40%, 12/15/36 (i)	100	107
Morgan Stanley
4.75%, 04/01/14 (e)	450	466
6.00%, 05/13/14	500	529
4.20%, 11/20/14	500	522
5.38%, 10/15/15	500	544
5.45%, 01/09/17	850	941
4.75%, 03/22/17 (e)	800	873
6.63%, 04/01/18	500	589
7.30%, 05/13/19 (e)	800	972
5.50%, 01/26/20	500	561
5.50%, 07/24/20	500	563
5.75%, 01/25/21	400	457
7.25%, 04/01/32	387	487
Murray Street Investment Trust I, 4.65%, 03/09/17	500	541
National Australia Bank Ltd., 1.60%, 08/07/15	600	609
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	296
8.00%, 03/01/32	450	677
Nomura Holdings Inc, 6.70%, 03/04/20 (e)	400	467
Northern Trust Corp., 3.45%, 11/04/20 (e)	300	324
PNC Funding Corp.
5.25%, 11/15/15	250	279

	Shares/Par (p)	Value
5.63%, 02/01/17	600	693
6.70%, 06/10/19	500	638
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	158
ProLogis LP
7.63%, 08/15/14	300	328
6.25%, 03/15/17	400	458
7.38%, 10/30/19	400	496
Prudential Financial Inc.
4.75%, 09/17/15	500	548
5.38%, 06/21/20 (e)	200	234
5.75%, 07/15/33	400	456
5.70%, 12/14/36	250	285
6.63%, 06/21/40	200	251
5.80%, 11/16/41 (e)	300	351
Realty Income Corp.
6.75%, 08/15/19	150	186
5.88%, 03/15/35	300	345
Royal Bank of Canada, 2.88%, 04/19/16 (e)	500	529
Royal Bank of Scotland Plc
3.25%, 01/11/14	300	305
4.88%, 03/16/15 (e)	300	322
3.95%, 09/21/15	500	531
6.40%, 10/21/19	200	236
6.13%, 01/11/21	300	362
Simon Property Group LP
5.75%, 12/01/15	400	451
5.25%, 12/01/16	250	286
2.80%, 01/30/17 (e)	600	633
3.38%, 03/15/22 (e)	400	422
6.75%, 02/01/40	100	136
SLM Corp.
5.05%, 11/14/14	250	262
3.88%, 09/10/15	300	308
8.00%, 03/25/20	100	114
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15 (e)	600	607
3.20%, 07/18/22	400	410
SunTrust Banks Inc., 3.60%, 04/15/16	500	534
Toronto-Dominion Bank, 1.38%, 07/14/14 (e)	500	507
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	530
1.25%, 10/05/17	600	604
4.25%, 01/11/21	400	457
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	221
Travelers Cos. Inc., 6.25%, 06/15/37	150	203
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	532
U.S. Bancorp
4.20%, 05/15/14	400	420
2.45%, 07/27/15 (e)	400	418
1.65%, 05/15/17	800	815
4.13%, 05/24/21 (e)	400	454
2.95%, 07/15/22	400	404
UBS AG
3.88%, 01/15/15 (e)	500	528
5.88%, 07/15/16	250	279
5.88%, 12/20/17	250	298
4.88%, 08/04/20	800	930
Union Bank NA, 5.95%, 05/11/16	500	570
Validus Holding Ltd., 8.88%, 01/26/40	500	672
Ventas Realty LP, 4.25%, 03/01/22	500	530
Wachovia Bank NA
6.00%, 11/15/17	250	300
5.85%, 02/01/37	250	310
6.60%, 01/15/38	550	755
Wachovia Corp.
5.25%, 08/01/14	1,000	1,066

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
5.63%, 10/15/16	500	573
Wells Fargo & Co.
3.75%, 10/01/14 (e)	500	527
5.00%, 11/15/14	200	215
3.68%, 06/15/16 (k)	600	649
2.10%, 05/08/17 (e)	1,000	1,034
4.60%, 04/01/21	500	575
Westpac Banking Corp., 4.20%, 02/27/15	500	536

		167,980

HEALTH CARE - 1.8%
AbbVie Inc.
1.20%, 11/06/15 (r)	400	403
1.75%, 11/06/17 (r)	400	404
2.00%, 11/06/18 (e) (r)	400	405
2.90%, 11/06/22 (r)	400	407
4.40%, 11/06/42 (r)	400	425
Aetna Inc.
1.50%, 11/15/17 (e)	200	200
4.13%, 06/01/21 (e)	500	555
6.63%, 06/15/36	150	202
4.13%, 11/15/42 (e)	200	198
Agilent Technologies Inc., 5.00%, 07/15/20	200	229
Amgen Inc.
1.88%, 11/15/14	400	409
2.50%, 11/15/16	400	420
5.85%, 06/01/17	600	711
4.10%, 06/15/21	600	665
6.38%, 06/01/37	400	503
5.15%, 11/15/41	400	450
AstraZeneca Plc
5.90%, 09/15/17	250	304
6.45%, 09/15/37 (e)	550	745
Baxter International Inc.
4.00%, 03/01/14	300	312
4.63%, 03/15/15	75	81
4.25%, 03/15/20	200	228
Becton Dickinson and Co., 3.25%, 11/12/20 (e)	300	322
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	338
7.38%, 01/15/40	300	409
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	181
5.88%, 11/15/36	67	87
3.25%, 08/01/42	200	183
Celgene Corp., 3.95%, 10/15/20 (e)	300	326
Covidien International Finance SA, 6.00%, 10/15/17	300	363
Eli Lilly & Co.
5.20%, 03/15/17	900	1,050
5.55%, 03/15/37	100	125
Express Scripts Inc.
6.25%, 06/15/14	300	323
3.13%, 05/15/16	300	316
7.25%, 06/15/19	500	641
Genentech Inc.
4.75%, 07/15/15	550	607
5.25%, 07/15/35	250	301
Gilead Sciences Inc., 4.40%, 12/01/21	500	570
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	150	157
5.65%, 05/15/18	500	609
5.38%, 04/15/34	150	182
GlaxoSmithKline Capital Plc
0.75%, 05/08/15	400	402
2.85%, 05/08/22	500	519
Hospira Inc., 6.05%, 03/30/17	200	232
Humana Inc., 7.20%, 06/15/18 (e) (l)	500	617

	Shares/Par (p)	Value
Johnson & Johnson
3.55%, 05/15/21	350	394
5.95%, 08/15/37	500	693
4.85%, 05/15/41	350	433
McKesson Corp., 5.70%, 03/01/17	100	118
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	623
Medtronic Inc.
3.00%, 03/15/15 (e)	600	631
4.45%, 03/15/20	400	465
Merck & Co. Inc.
4.75%, 03/01/15	250	273
6.00%, 09/15/17	250	306
2.40%, 09/15/22	400	400
6.50%, 12/01/33 (l)	350	501
6.55%, 09/15/37	300	430
3.60%, 09/15/42	200	197
Novartis Capital Corp., 4.13%, 02/10/14	500	520
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	598
Pfizer Inc.
5.35%, 03/15/15	700	771
6.20%, 03/15/19	500	632
7.20%, 03/15/39	500	767
Pharmacia Corp., 6.60%, 12/01/28	50	67
Quest Diagnostic Inc., 4.70%, 04/01/21	500	560
Sanofi SA, 2.63%, 03/29/16	500	526
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (e)	150	196
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	400	406
5.00%, 06/01/15	200	219
3.20%, 03/01/16	300	319
UnitedHealth Group Inc.
5.38%, 03/15/16 (e)	250	284
6.00%, 02/15/18 (e)	150	183
4.70%, 02/15/21 (e)	400	466
5.80%, 03/15/36	150	181
5.95%, 02/15/41	450	566
WellPoint Inc.
5.25%, 01/15/16	300	334
4.35%, 08/15/20 (e)	200	221
3.30%, 01/15/23	300	308
5.85%, 01/15/36	100	118
5.80%, 08/15/40	200	235
4.65%, 01/15/43	200	208
Wyeth LLC
5.50%, 02/15/16 (e)	500	571
5.95%, 04/01/37	250	334

		32,170

INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	204
Boeing Co.
4.88%, 02/15/20 (e)	500	602
7.95%, 08/15/24	300	443
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	300	346
6.15%, 05/01/37	100	129
5.75%, 05/01/40	400	493
Burlington Northern Santa Fe LLC, 4.10%, 06/01/21	300	335
Canadian National Railway Co.
1.45%, 12/15/16	400	407
5.55%, 03/01/19	400	483
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	678
3.80%, 08/15/42	128	128

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
CSX Corp.
7.38%, 02/01/19	300	381
6.00%, 10/01/36	200	248
6.22%, 04/30/40	500	645
Dover Corp., 5.38%, 03/01/41	500	634
Emerson Electric Co., 5.00%, 12/15/14	100	108
FedEx Corp.
2.63%, 08/01/22	300	298
3.88%, 08/01/42 (e)	300	293
GATX Corp., 4.75%, 06/15/22	350	367
General Electric Co.
0.85%, 10/09/15 (e)	300	301
5.25%, 12/06/17	600	707
2.70%, 10/09/22	300	306
4.13%, 10/09/42	300	309
Honeywell International Inc.
5.00%, 02/15/19	500	595
5.38%, 03/01/41 (e)	300	384
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	244
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	422
L-3 Communications Corp., 4.95%, 02/15/21	500	564
Lockheed Martin Corp.
3.35%, 09/15/21	600	634
4.07%, 12/15/42 (r)	993	976
Norfolk Southern Corp.
5.90%, 06/15/19	300	366
3.25%, 12/01/21	400	419
2.90%, 02/15/23 (r)	79	79
4.84%, 10/01/41 (e)	624	696
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	245
PACCAR Inc., 6.88%, 02/15/14	200	214
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	535
Precision Castparts Corp.
0.70%, 12/20/15	400	400
2.50%, 01/15/23	300	302
Raytheon Co., 3.13%, 10/15/20 (e)	500	532
Republic Services Inc.
5.00%, 03/01/20	300	348
6.20%, 03/01/40	430	540
Roper Industries Inc., 1.85%, 11/15/17	300	300
Ryder System Inc., 3.15%, 03/02/15	500	516
Turlock Corp.
0.95%, 11/02/15 (r)	100	100
1.50%, 11/02/17 (r)	100	100
2.75%, 11/02/22 (r)	100	100
4.15%, 11/02/42 (r)	100	101
Union Pacific Corp.
4.16%, 07/15/22 (e)	655	741
6.63%, 02/01/29	25	34
5.78%, 07/15/40 (e)	300	381
United Parcel Service Inc.
3.13%, 01/15/21	500	538
6.20%, 01/15/38	350	469
United Technologies Corp.
4.88%, 05/01/15	300	329
1.80%, 06/01/17	300	309
6.13%, 02/01/19	250	312
3.10%, 06/01/22	300	318
6.70%, 08/01/28	50	68
5.70%, 04/15/40	500	643
Waste Management Inc., 6.10%, 03/15/18 (e)	200	241

		22,940

INFORMATION TECHNOLOGY - 1.0%
Adobe Systems Inc., 4.75%, 02/01/20	300	336

	Shares/Par (p)	Value
Amphenol Corp., 4.75%, 11/15/14	350	373
Cisco Systems Inc.
1.63%, 03/14/14	500	508
5.50%, 02/22/16 (e)	750	857
4.45%, 01/15/20	650	754
5.90%, 02/15/39 (e)	250	325
Computer Sciences Corp.
2.50%, 09/15/15	500	510
4.45%, 09/15/22 (e)	300	313
Corning Inc., 4.75%, 03/15/42	400	421
Dell Inc., 5.40%, 09/10/40 (e)	200	204
eBay Inc.
0.70%, 07/15/15 (e)	200	201
1.35%, 07/15/17	200	202
2.60%, 07/15/22 (e)	200	202
4.00%, 07/15/42 (e)	200	195
Google Inc.
1.25%, 05/19/14	500	506
2.13%, 05/19/16 (e)	500	522
Harris Corp., 4.40%, 12/15/20	500	541
Hewlett-Packard Co.
6.13%, 03/01/14	400	421
2.13%, 09/13/15 (e)	300	300
3.30%, 12/09/16	500	509
4.30%, 06/01/21 (e)	600	594
4.05%, 09/15/22 (e)	300	294
Intel Corp.
1.95%, 10/01/16 (e)	500	517
2.70%, 12/15/22	500	499
4.25%, 12/15/42	400	401
International Business Machines Corp.
0.88%, 10/31/14	500	504
5.70%, 09/14/17	600	725
6.50%, 01/15/28	200	271
5.60%, 11/30/39	330	425
Jabil Circuit Inc., 4.70%, 09/15/22	300	315
Juniper Networks Inc., 3.10%, 03/15/16	500	518
Microsoft Corp.
1.63%, 09/25/15	200	206
3.00%, 10/01/20	300	324
5.30%, 02/08/41	550	689
Oracle Corp.
5.75%, 04/15/18	350	426
3.88%, 07/15/20 (e)	300	338
6.13%, 07/08/39	300	400
5.38%, 07/15/40	500	623
Western Union Co., 5.25%, 04/01/20 (e)	500	538
Xerox Corp.
6.35%, 05/15/18 (e)	500	577
4.50%, 05/15/21 (e)	400	424

		17,808

MATERIALS - 1.2%
Agrium Inc., 7.13%, 05/23/36	300	396
Air Products & Chemicals Inc., 4.38%, 08/21/19 (e)	400	462
Airgas Inc., 2.95%, 06/15/16	500	527
Alcoa Inc.
5.55%, 02/01/17 (e)	200	216
6.75%, 07/15/18 (e)	300	343
5.40%, 04/15/21 (e)	400	416
Barrick Gold Corp.
2.90%, 05/30/16	600	629
6.95%, 04/01/19	350	435
5.95%, 10/15/39	300	346
BHP Billiton Finance USA Ltd.
5.50%, 04/01/14	500	531
5.25%, 12/15/15	90	102

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
1.63%, 02/24/17 (e)	500	511
5.40%, 03/29/17	200	234
3.25%, 11/21/21	430	463
4.13%, 02/24/42	500	531
CRH America Inc., 6.00%, 09/30/16	250	281
Dow Chemical Co.
7.60%, 05/15/14 (l)	107	117
2.50%, 02/15/16 (e)	500	519
8.55%, 05/15/19 (e) (l)	197	266
4.13%, 11/15/21 (e)	400	438
7.38%, 11/01/29	200	265
5.25%, 11/15/41 (e)	400	446
E.I. du Pont de Nemours & Co.
1.75%, 03/25/14 (e)	300	305
2.75%, 04/01/16	300	317
4.25%, 04/01/21 (e)	300	344
4.90%, 01/15/41	300	356
Eastman Chemical Co., 3.00%, 12/15/15	500	526
Ecolab Inc., 5.50%, 12/08/41 (e)	500	597
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	500	496
Georgia-Pacific LLC, 8.00%, 01/15/24	500	699
International Paper Co.
7.95%, 06/15/18	150	194
8.70%, 06/15/38	300	446
MeadWestvaco Corp., 7.38%, 09/01/19	500	627
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	516
5.88%, 04/01/35	50	57
6.25%, 10/01/39	400	482
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	445
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	531
PPG Industries Inc., 3.60%, 11/15/20	400	431
Praxair Inc.
5.38%, 11/01/16	500	581
2.20%, 08/15/22	300	294
Rio Tinto Alcan Inc., 5.20%, 01/15/14	500	522
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	257
3.50%, 11/02/20 (e)	400	424
3.75%, 09/20/21	600	642
Rio Tinto Finance USA Plc
2.00%, 03/22/17	600	614
3.50%, 03/22/22 (e)	500	526
4.75%, 03/22/42	400	442
RPM International Inc., 6.13%, 10/15/19 (e)	200	233
Southern Copper Corp., 7.50%, 07/27/35	150	193
Teck Resources Ltd.
3.00%, 03/01/19	400	412
5.20%, 03/01/42	400	409
Vale Overseas Ltd.
6.25%, 01/11/16	100	112
6.25%, 01/23/17	150	173
4.63%, 09/15/20 (e)	500	540
8.25%, 01/17/34	200	274
6.88%, 11/21/36	200	248

		22,739

TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
3.63%, 03/30/15 (e)	200	212
5.00%, 03/30/20	200	233
6.38%, 03/01/35	200	263
6.13%, 03/30/40	300	395
4.38%, 07/16/42 (e)	200	208
AT&T Inc.
2.50%, 08/15/15	800	834

	Shares/Par (p)	Value
2.40%, 08/15/16	600	626
1.60%, 02/15/17 (e)	500	506
5.80%, 02/15/19	500	614
4.45%, 05/15/21	500	577
6.15%, 09/15/34	350	431
6.50%, 09/01/37	500	654
6.30%, 01/15/38	300	385
6.55%, 02/15/39	750	986
4.30%, 12/15/42 (r)	26	26
4.35%, 06/15/45 (r)	101	101
BellSouth Capital Funding Corp., 7.88%, 02/15/30	6	8
BellSouth Corp., 5.20%, 09/15/14	570	612
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	874
Cellco Partnership, 5.55%, 02/01/14 (e)	500	525
CenturyLink Inc.
6.00%, 04/01/17	250	277
5.80%, 03/15/22 (e)	500	529
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	285
8.75%, 06/15/30 (l)	300	449
Embarq Corp.
7.08%, 06/01/16	300	351
8.00%, 06/01/36 (e)	500	552
France Telecom SA
4.38%, 07/08/14	400	421
8.50%, 03/01/31 (l)	250	374
GTE Corp.
6.84%, 04/15/18	250	313
6.94%, 04/15/28	50	67
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	668
Qwest Corp., 7.25%, 09/15/25	110	127
Rogers Communications Inc., 6.80%, 08/15/18	500	632
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	115
Telecom Italia Capital SA
6.18%, 06/18/14	300	316
4.95%, 09/30/14	100	104
5.25%, 10/01/15 (e)	200	213
6.38%, 11/15/33 (e)	350	353
6.00%, 09/30/34	100	98
Telefonica Emisiones SAU
3.73%, 04/27/15	100	103
3.99%, 02/16/16 (e)	400	416
5.13%, 04/27/20	700	736
Telefonica Europe BV, 8.25%, 09/15/30 (e)	200	237
Verizon Communications Inc.
5.55%, 02/15/16	200	228
3.00%, 04/01/16 (e)	300	319
8.75%, 11/01/18	228	317
6.35%, 04/01/19	500	632
3.50%, 11/01/21 (e)	600	656
6.90%, 04/15/38	300	427
6.00%, 04/01/41	600	783
Verizon Florida LLC, 6.86%, 02/01/28	200	242
Verizon Wireless Capital LLC, 8.50%, 11/15/18	150	206
Vodafone Group Plc
5.38%, 01/30/15	500	547
5.63%, 02/27/17	200	235
7.88%, 02/15/30	200	290
6.15%, 02/27/37	300	397

		22,085

UTILITIES - 1.8%
Alabama Power Co., 6.00%, 03/01/39	250	327
Ameren Illinois Co., 2.70%, 09/01/22	500	500
Appalachian Power Co., 6.70%, 08/15/37	500	656

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	425
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	569
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	303
5.85%, 03/15/36	300	382
5.70%, 06/15/40	100	128
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18 (e)	250	302
Dominion Resources Inc.
1.80%, 03/15/14	400	405
8.88%, 01/15/19 (e)	350	479
4.45%, 03/15/21 (e)	400	461
7.00%, 06/15/38	200	284
4.90%, 08/01/41 (e)	500	560
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	225
7.00%, 11/15/18	100	131
5.30%, 02/15/40	300	360
4.00%, 09/30/42	300	302
Duke Energy Corp., 6.30%, 02/01/14	200	212
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	592
Edison International, 3.75%, 09/15/17	300	325
Enersis SA, 7.40%, 12/01/16	150	177
Entergy Arkansas Inc., 3.75%, 02/15/21	400	438
Entergy Corp.
3.63%, 09/15/15 (e) (l)	300	314
5.13%, 09/15/20 (e) (l)	500	542
Exelon Corp., 4.90%, 06/15/15	200	218
Exelon Generation Co. LLC
5.35%, 01/15/14	150	157
6.20%, 10/01/17 (e)	200	236
5.20%, 10/01/19	200	227
4.25%, 06/15/22 (e) (r)	60	62
6.25%, 10/01/39	800	930
5.60%, 06/15/42 (r)	121	130
First Energy Solutions Corp., 6.80%, 08/15/39 (e)	200	225
Florida Power & Light Co.
5.63%, 04/01/34	100	125
4.95%, 06/01/35	300	350
5.13%, 06/01/41	400	482
Florida Power Corp.
0.65%, 11/15/15	200	200
5.65%, 06/15/18	350	423
4.55%, 04/01/20	300	345
6.40%, 06/15/38	300	404
Georgia Power Co.
3.00%, 04/15/16	500	534
4.25%, 12/01/19 (e)	300	342
Great Plains Energy Inc., 4.85%, 06/01/21	250	275
Hydro Quebec
7.50%, 04/01/16	100	121
9.40%, 02/01/21	250	369
Iberdrola International BV, 6.75%, 07/15/36	150	162
Kentucky Utilities Co., 5.13%, 11/01/40	300	364
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	317
MidAmerican Energy Co.
6.75%, 12/30/31	50	68
6.13%, 04/01/36	350	442
Mississippi Power Co., 4.25%, 03/15/42 (e)	500	511
National Grid Plc, 6.30%, 08/01/16 (e)	150	174
Nevada Power Co., 7.13%, 03/15/19	250	321
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	600	604
6.00%, 03/01/19 (e)	100	118

	Shares/Par (p)	Value
NiSource Finance Corp.
5.40%, 07/15/14	75	80
6.80%, 01/15/19	300	368
4.45%, 12/01/21	400	438
5.95%, 06/15/41	250	289
Northern States Power Co., 5.25%, 03/01/18	350	419
Ohio Power Co., 6.00%, 06/01/16 (e)	500	576
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	166
7.00%, 09/01/22	150	191
5.25%, 09/30/40	200	221
Oneok Inc., 5.20%, 06/15/15	500	542
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	262
6.05%, 03/01/34	500	644
4.45%, 04/15/42	400	427
PacifiCorp
5.75%, 04/01/37	150	190
6.25%, 10/15/37	500	673
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17 (e)	500	598
PPL Energy Supply LLC, 5.70%, 10/15/15	440	486
Progress Energy Inc., 7.75%, 03/01/31	650	888
PSEG Power LLC
2.75%, 09/15/16	500	520
8.63%, 04/15/31	75	109
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	254
Puget Sound Energy Inc.
5.76%, 10/01/39	200	253
4.43%, 11/15/41	500	548
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	255
Scottish Power Ltd., 5.38%, 03/15/15	50	54
Sempra Energy
2.00%, 03/15/14	500	508
9.80%, 02/15/19	300	420
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	520
Southern California Edison Co.
6.00%, 01/15/34	75	98
5.95%, 02/01/38	400	525
4.05%, 03/15/42	500	520
Southwestern Electric Power Co.
6.45%, 01/15/19	300	365
6.20%, 03/15/40	200	250
Teco Finance Inc., 5.15%, 03/15/20	200	233
Toledo Edison Co., 7.25%, 05/01/20	300	381
TransAlta Corp., 6.50%, 03/15/40	300	311
Union Electric Co., 6.40%, 06/15/17	100	122
Virginia Electric & Power Co., 5.95%, 09/15/17	250	305
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	561

		33,234

Total Corporate Bonds and Notes (cost $393,255)		428,330

GOVERNMENT AND AGENCY OBLIGATIONS - 73.8%

GOVERNMENT SECURITIES - 42.4%

Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank
5.25%, 06/18/14	1,075	1,154
0.50%, 11/20/15	1,500	1,506
5.00%, 12/21/15	500	568
5.38%, 05/18/16	500	582
4.75%, 12/16/16	300	348
4.88%, 05/17/17 (e)	900	1,061
5.50%, 07/15/36	400	550

		5,769

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
4.50%, 01/15/14 - 04/02/14	1,100	1,149
1.38%, 02/25/14	1,385	1,404
2.50%, 04/23/14	1,000	1,030
5.00%, 07/15/14	1,000	1,073
3.00%, 07/28/14	900	938
1.00%, 08/27/14	1,000	1,013
5.05%, 01/26/15	100	110
2.88%, 02/09/15	1,000	1,054
2.75%, 03/13/15	950	1,000
0.50%, 04/17/15	1,000	1,004
4.38%, 07/17/15	300	330
1.75%, 09/10/15	1,000	1,037
4.75%, 01/19/16	1,206	1,365
5.25%, 04/18/16	1,000	1,157
5.13%, 10/18/16 (e)	620	727
1.25%, 05/12/17 - 08/01/19	2,000	2,024
5.50%, 08/23/17	900	1,095
4.88%, 06/13/18	1,000	1,207
3.75%, 03/27/19	980	1,133
2.38%, 01/13/22	1,700	1,776
6.75%, 09/15/29 - 03/15/31	180	274
6.25%, 07/15/32	600	893

		22,793

Federal National Mortgage Association - 1.2% (w)
Federal National Mortgage Association
2.75%, 02/05/14 - 03/13/14	2,176	2,241
2.50%, 05/15/14	675	696
1.13%, 06/27/14	1,000	1,013
1.50%, 09/08/14	500	509
4.63%, 10/15/14	550	592
2.63%, 11/20/14	1,000	1,045
0.38%, 03/16/15	1,000	1,001
5.00%, 04/15/15 - 09/01/35	3,147	3,639
0.50%, 07/02/15	1,000	1,003
4.38%, 10/15/15	390	433
1.63%, 10/26/15	1,383	1,431
4.88%, 12/15/16	500	583
3.14%, 06/01/17	1,085	1,040
0.88%, 08/28/17 - 10/26/17	3,000	3,010
5.41%, 10/09/19	680	596
6.25%, 05/15/29	471	677
7.13%, 01/15/30	495	778
7.25%, 05/15/30	540	860
6.63%, 11/15/30	631	961
6.00%, 04/18/36	300	351

		22,459

Municipals - 1.2%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	543
Bay Area Toll Authority, 6.26%, 04/01/49	200	277
Chicago Transit Authority, 6.90%, 12/01/40	500	607
City of New York
5.97%, 03/01/36	430	555
5.52%, 10/01/37	100	124
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	351
Cook County, Illinois, 6.23%, 11/15/34	500	572
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	479
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	242
Dallas County Hospital District, 5.62%, 08/15/44	300	386
Dallas Independent School District, 6.45%, 02/15/35	300	377

	Shares/Par (p)	Value
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	498
4.70%, 05/01/16	500	505
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	389
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	304
6.57%, 07/01/45	400	560
Los Angeles Unified School District, 5.75%, 07/01/34	300	360
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	233
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	248
6.65%, 11/15/39	490	633
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	453
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	256
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	721
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	75	78
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	335	450
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	622
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	254
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	472
Oregon State Department of Transportation, 5.83%, 11/15/34	300	393
Port Authority of New York & New Jersey, GO, 6.04%, 12/01/29	200	253
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	300	296
Southern California Public Power Authority (insured by Federal Agriculture Mortgage Corp.), 6.93%, 05/15/17	350	435
State of California
5.25%, 04/01/14	300	316
5.75%, 03/01/17	500	573
7.50%, 04/01/34	500	695
7.63%, 03/01/40	800	1,156
7.60%, 11/01/40	800	1,169
State of Connecticut, GO
5.09%, 10/01/30	250	287
5.85%, 03/15/32	200	254
State of Georgia, GO, 4.50%, 11/01/25	300	350
State of Illinois
4.07%, 01/01/14	600	618
4.96%, 03/01/16	500	548
5.10%, 06/01/33	700	692
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	484
State of Texas
5.52%, 04/01/39	465	606
4.68%, 04/01/40	400	469
State of Utah, 3.54%, 07/01/25	500	537
University of California, 6.55%, 05/15/48	300	400

		22,085

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Sovereign - 1.9%
Brazilian Government International Bond
7.88%, 03/07/15	565	647
6.00%, 01/17/17	500	590
5.88%, 01/15/19	700	866
4.88%, 01/22/21	500	602
10.13%, 05/15/27	235	430
7.13%, 01/20/37	655	1,002
11.00%, 08/17/40	300	375
5.63%, 01/07/41	300	393
Canadian Government Bond, 2.38%, 09/10/14	500	518
Colombia Government International Bond
11.75%, 02/25/20 (e)	300	485
8.13%, 05/21/24	400	602
6.13%, 01/18/41	500	686
Export Development Canada
1.50%, 05/15/14	400	407
2.25%, 05/28/15	200	209
Federal Republic of Brazil, 12.25%, 03/06/30	220	445
Israel Government AID Bond, 5.50%, 04/26/24	142	188
Israel Government International Bond
4.00%, 06/30/22	500	544
7.25%, 12/15/28	200	251
Italy Government International Bond
4.50%, 01/21/15 (e)	1,000	1,045
6.88%, 09/27/23	450	523
5.38%, 06/15/33 (e)	500	503
Japan Bank for International Cooperation, 1.13%, 07/19/17 (e)	500	504
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	525
2.50%, 05/18/16	500	530
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	500	577
Mexico Government International Bond
5.88%, 01/15/14	250	262
6.63%, 03/03/15 (e)	93	104
5.63%, 01/15/17	750	870
5.13%, 01/15/20	600	717
8.30%, 08/15/31	300	484
4.75%, 03/08/44 (e)	2,056	2,323
Panama Government International Bond
5.20%, 01/30/20	500	597
6.70%, 01/26/36	400	568
Peruvian Government International Bond
7.13%, 03/30/19	200	262
7.35%, 07/21/25	500	724
6.55%, 03/14/37	250	361
Poland Government International Bond
5.00%, 10/19/15 - 03/23/22	750	868
5.13%, 04/21/21	400	474
Province of British Columbia, Canada
2.85%, 06/15/15 (e)	200	212
6.50%, 01/15/26	70	99
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	527
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	293
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	375
Province of Ontario, Canada
4.10%, 06/16/14	500	527
4.50%, 02/03/15	700	758
2.70%, 06/16/15	1,000	1,053
5.45%, 04/27/16 (e)	750	866
4.95%, 11/28/16 (e)	300	348
3.15%, 12/15/17	500	549
4.40%, 04/14/20 (e)	200	236

	Shares/Par (p)	Value
Province of Quebec, Canada
4.60%, 05/26/15	500	549
7.50%, 07/15/23	100	142
7.13%, 02/09/24	250	347
Republic of Korea
5.13%, 12/07/16	150	172
5.63%, 11/03/25	250	331
South Africa Government International Bond
6.50%, 06/02/14	200	215
5.50%, 03/09/20	200	237
Svensk Exportkredit AB, 5.13%, 03/01/17 (e)	200	232
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,209
5.25%, 09/15/39	500	658
5.38%, 04/01/56	1,000	1,362
Uruguay Government International Bond
8.00%, 11/18/22	196	285
6.88%, 09/28/25	150	209
4.13%, 11/20/45	200	200

		34,052

U.S. Treasury Securities - 36.5%
U.S. Treasury Bond
11.25%, 02/15/15	667	821
10.63%, 08/15/15 (e)	370	469
9.25%, 02/15/16	367	468
7.25%, 05/15/16 - 08/15/22	3,356	4,247
7.50%, 11/15/16 - 11/15/24	1,600	2,080
8.75%, 05/15/17 - 08/15/20	2,555	3,783
8.88%, 08/15/17 - 02/15/19	1,760	2,565
9.13%, 05/15/18	315	453
9.00%, 11/15/18	800	1,173
8.13%, 08/15/19 - 08/15/21	508	775
8.50%, 02/15/20	926	1,394
7.88%, 02/15/21	946	1,424
8.00%, 11/15/21	310	479
7.13%, 02/15/23	834	1,258
6.25%, 08/15/23 - 05/15/30	2,700	3,894
7.63%, 02/15/25	669	1,079
6.88%, 08/15/25	1,110	1,710
6.00%, 02/15/26	1,500	2,171
6.75%, 08/15/26	530	819
6.50%, 11/15/26	660	1,002
6.63%, 02/15/27	545	838
6.38%, 08/15/27	1,114	1,688
6.13%, 11/15/27 - 08/15/29	2,035	3,041
5.50%, 08/15/28	1,727	2,441
5.25%, 11/15/28 - 02/15/29	1,235	1,707
4.50%, 02/15/36 - 08/15/39	8,096	10,685
4.75%, 02/15/37 - 02/15/41	1,830	2,522
5.00%, 05/15/37	1,336	1,885
3.50%, 02/15/39	2,122	2,399
4.25%, 05/15/39 - 11/15/40	5,865	7,487
4.38%, 11/15/39 - 05/15/41	9,773	12,724
4.63%, 02/15/40	3,560	4,810
3.88%, 08/15/40	3,049	3,665
3.75%, 08/15/41	3,678	4,323
3.13%, 11/15/41 - 02/15/42	6,964	7,286
3.00%, 05/15/42	2,675	2,725
2.75%, 08/15/42 - 11/15/42	4,238	4,091
U.S. Treasury Note
1.00%, 01/15/14 - 09/30/19	33,116	33,464
0.25%, 01/31/14 - 12/15/15	78,840	78,806
1.75%, 01/31/14 - 05/15/22	15,406	15,762
1.25%, 02/15/14 - 10/31/19	24,818	25,263
4.00%, 02/15/14 - 08/15/18	5,855	6,311
1.88%, 02/28/14 - 10/31/17	12,429	12,928
4.75%, 05/15/14 - 08/15/17	3,140	3,502
2.25%, 05/31/14 - 07/31/18	20,210	21,400

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
0.75%, 06/15/14 - 10/31/17	10,244	10,299
2.63%, 06/30/14 - 11/15/20	25,010	26,766
0.63%, 07/15/14 - 09/30/17	14,446	14,469
0.13%, 07/31/14	5,500	5,491
0.50%, 08/15/14 - 07/31/17	11,600	11,600
4.25%, 08/15/14 - 11/15/17	8,182	9,013
2.38%, 08/31/14 - 06/30/18	33,817	35,730
0.38%, 11/15/14 - 11/15/15	26,500	26,546
2.13%, 11/30/14 - 08/15/21	12,984	13,584
0.25%, 12/15/14 (e)	3,000	3,000
2.50%, 03/31/15 (e)	2,825	2,965
2.50%, 04/30/15 - 06/30/17	4,954	5,250
4.13%, 05/15/15	2,583	2,815
4.50%, 11/15/15 - 05/15/17	3,454	3,938
9.88%, 11/15/15	447	568
1.38%, 11/30/15 - 02/28/19	9,451	9,707
2.00%, 01/31/16 - 02/15/22	19,313	20,092
5.13%, 05/15/16	1,299	1,502
3.25%, 05/31/16 - 03/31/17	13,607	15,010
1.50%, 06/30/16 - 03/31/19	12,959	13,417
4.88%, 08/15/16	1,307	1,513
3.00%, 08/31/16 - 02/28/17	8,263	9,041
3.13%, 10/31/16 - 05/15/21	20,500	22,980
4.63%, 11/15/16 - 02/15/17	4,071	4,732
0.88%, 11/30/16 - 07/31/19	20,250	20,467
2.75%, 11/30/16 - 02/15/19	13,018	14,329
0.63%, 11/30/17 (e)	3,000	2,990
3.50%, 02/15/18 - 05/15/20	6,910	7,961
2.88%, 03/31/18	1,624	1,800
3.88%, 05/15/18	1,600	1,859
3.75%, 11/15/18	3,400	3,959
1.13%, 05/31/19 - 12/31/19	5,000	5,011
3.63%, 08/15/19 - 02/15/21	13,510	15,801
3.38%, 11/15/19	4,500	5,174
1.00%, 11/30/19 (e)	2,000	1,981
1.63%, 08/15/22	6,800	6,755
1.63%, 11/15/22 (e)	7,200	7,121

		669,053

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.4%

Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank
1.63%, 11/19/14	1,000	1,026
0.50%, 06/23/15	1,000	1,003

		2,029

Federal Home Loan Bank - 0.4%
Federal Home Loan Bank
0.38%, 01/29/14	1,000	1,002
2.38%, 03/14/14	1,000	1,026
1.38%, 05/28/14	1,000	1,017
0.50%, 02/24/15	1,000	1,000
2.13%, 06/10/16	1,000	1,055
1.00%, 06/21/17	1,000	1,011
5.00%, 11/17/17	855	1,025
1.63%, 06/14/19	1,000	1,025

		8,161

Federal Home Loan Mortgage Corp. - 8.5%
Federal Home Loan Mortgage Corp.
0.38%, 04/28/14	1,000	1,002
6.50%, 06/01/14 - 03/01/39	2,772	3,154
1.00%, 08/20/14	1,000	1,012
0.63%, 12/29/14	1,000	1,006
0.90%, 01/23/15	1,000	1,000
2.88%, 06/12/15	900	955
7.00%, 08/01/15 - 08/01/37	270	310
4.75%, 11/17/15	900	1,012

	Shares/Par (p)	Value
6.00%, 12/01/16 - 05/01/40	8,410	9,199
1.25%, 06/14/17	400	402
5.00%, 09/01/17 - 04/01/40	13,110	14,154
5.13%, 11/17/17	800	964
4.50%, 01/01/18 - 08/01/41	25,694	27,816
5.50%, 01/01/18 - 02/01/40	14,309	15,537
4.00%, 04/01/19 - 03/01/42	19,930	21,385
3.00%, 07/31/19 - 02/01/32	6,465	6,798
1.40%, 08/22/19	500	499
3.50%, 10/01/25 - 08/01/42	16,616	17,632
3.00%, 01/15/26 - 02/15/43, TBA (g)	7,700	8,050
2.50%, 08/01/27 - 08/01/27	1,754	1,833
2.50%, 01/15/28, TBA (g)	3,000	3,131
7.50%, 11/01/31 - 04/01/32	135	161
5.58%, 01/01/37 (i)	19	21
6.06%, 01/01/37 (i)	52	56
5.63%, 02/01/37 (i)	219	237
4.00%, 01/15/41, TBA (g)	2,500	2,669
4.50%, 01/15/41, TBA (g)	2,000	2,146
5.00%, 01/15/41, TBA (g)	7,300	7,854
3.50%, 02/15/41 - 01/15/43, TBA (g)	4,800	5,102
2.66%, 01/01/42 (i)	369	387

		155,484

Federal National Mortgage Association - 14.8%
Federal National Mortgage Association
5.00%, 02/01/13 - 05/01/41	24,519	26,822
5.50%, 12/01/13 - 06/01/40	19,156	20,924
1.25%, 02/27/14	961	974
0.88%, 08/28/14	1,500	1,515
0.63%, 10/30/14 (e)	1,000	1,006
0.50%, 11/21/14 - 09/28/15	3,000	3,007
2.38%, 07/28/15 - 04/11/16	2,000	2,114
0.63%, 09/04/15	1,000	1,001
6.00%, 01/01/16 - 07/01/40	14,266	15,658
1.00%, 08/29/16	250	251
6.50%, 09/01/16 - 03/01/40	5,232	5,922
5.25%, 09/15/16	900	1,054
1.50%, 04/17/17	500	499
0.95%, 08/23/17	1,000	1,003
1.07%, 09/27/17	750	753
4.50%, 02/01/18 - 11/01/41	38,043	41,361
4.00%, 07/01/18 - 12/01/41	40,282	43,288
2.50%, 12/01/21 - 01/01/28	1,250	1,308
3.50%, 09/01/25 - 09/01/42	31,621	33,746
3.00%, 01/15/26 - 02/15/43, TBA (g)	17,800	18,679
4.50%, 01/15/26 - 01/15/41, TBA (g)	3,400	3,670
3.00%, 11/01/26 - 04/01/42	5,792	6,110
2.50%, 01/15/28 - 02/15/43, TBA (g)	7,750	8,084
7.00%, 02/01/31 - 04/01/39	722	854
2.79%, 05/01/35 - 02/01/37 (i)	391	415
2.94%, 05/01/35 (i)	48	51
2.89%, 10/01/35 (i)	243	260
2.92%, 02/01/37 (i)	22	24
5.62%, 02/01/37 (i)	82	88
2.91%, 04/01/37 (i)	49	52
7.50%, 11/01/37	23	28
5.41%, 01/01/38 (i)	383	408
5.70%, 03/01/38 (i)	609	658
4.21%, 07/01/39 (i)	1,160	1,236
3.85%, 12/01/39 (i)	311	330
3.68%, 02/01/40 (i)	986	1,044
3.34%, 03/01/40 (i)	385	406
4.25%, 03/01/40 (i)	448	478
3.17%, 06/01/40 (i)	232	244
3.24%, 07/01/40 (i)	507	534
3.59%, 08/01/40 (i)	238	252
3.29%, 12/01/40 (i)	310	329
2.83%, 01/01/41 (i)	336	353

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
3.50%, 01/15/41 - 02/15/41, TBA (g)	9,300	9,912
4.00%, 01/15/41, TBA (g)	3,200	3,430
5.00%, 01/15/41, TBA (g)	4,500	4,874
5.50%, 01/15/41, TBA (g)	3,300	3,585
3.48%, 02/01/41 (i)	319	337
3.58%, 05/01/41 (i)	308	325
2.51%, 07/01/41 (i)	622	645
2.85%, 01/01/42 (i)	599	629

		270,530

Government National Mortgage Association - 7.6%
Government National Mortgage Association
5.50%, 01/15/24 - 07/15/41	8,311	9,161
4.00%, 08/15/24 - 01/20/42	21,165	23,219
3.50%, 12/15/25 - 08/20/42	15,111	16,430
4.50%, 04/20/26 - 03/20/42	29,934	33,051
3.00%, 04/15/27 - 09/20/27	1,922	2,055
2.50%, 09/20/27	492	520
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	1,057	1,217
6.00%, 05/15/32 - 12/20/40	5,274	5,909
5.00%, 03/15/33 - 10/20/41	18,223	20,060
7.00%, 11/15/36	78	90
3.50%, 07/20/40 - 03/20/41 (i)	656	701
2.50%, 11/20/40 - 02/20/42 (i)	1,320	1,386
3.50%, 01/15/41 - 02/15/43, TBA (g)	9,500	10,318
5.00%, 01/15/41, TBA (g)	1,300	1,418
6.00%, 01/15/41, TBA (g)	800	892
3.00%, 01/20/41 - 07/20/42 (i)	2,994	3,186
3.00%, 01/15/43 - 02/15/43, TBA (g)	6,700	7,117
4.00%, 01/15/43, TBA (g)	1,400	1,524
4.50%, 01/15/43, TBA (g)	1,000	1,095

		139,363

Total Government and Agency Obligations (cost $1,301,840)		1,351,778

SHORT TERM INVESTMENTS - 10.5%

Investment Company - 5.9%
JNL Money Market Fund, 0.06% (a) (h)	108,894	108,894

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	83,322	83,322

Total Short Term Investments (cost $192,216)		192,216

Total Investments - 109.8% (cost $1,922,490)		2,010,939
Total Forward Sales Commitments - (0.1%) (proceeds $1,586)		(1,586)
Other Assets and Liabilities, Net - (9.7%)		(178,024)

Total Net Assets - 100.0%		$1,831,329

FORWARD SALES COMMITMENTS - 0.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%

U.S. Government Agency Mortgage-Backed Securities - 0.1%

Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp., 3.50%, 01/15/28	$500	$525

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 3.50%, 01/15/26	1,000	1,061

Total Forward Sales Commitments - 0.1% (proceeds $1,586)		$1,586

	Shares/Par (p)	Value
JNL/Mellon Capital Management Global Alpha Fund

PURCHASED OPTIONS - 0.8%
U.S. 10 yr. Future Call Option, Strike Price 115, Expiration 02/22/13	218	$3,876

Total Purchased Options (cost $3,860)		3,876

SHORT TERM INVESTMENTS - 100.4%

Federal Home Loan Bank - 13.5% (w)
Federal Home Loan Bank
0.07%, 01/02/13 - 03/15/13	$57,600	57,600
0.02%, 01/23/13	600	600
0.09%, 03/20/13	7,600	7,599

		65,799

Federal Home Loan Mortgage Corp. - 12.6% (w)
Federal Home Loan Mortgage Corp.
0.12%, 03/04/13	24,800	24,798
0.07%, 03/18/13	37,000	36,996

		61,794

Federal National Mortgage Association - 12.7% (w)
Federal National Mortgage Association
0.05%, 01/02/13	3,070	3,070
0.08%, 01/03/13 - 03/20/13	4,000	4,000
0.09%, 01/03/13	14,200	14,200
0.06%, 01/14/13	21,050	21,049
0.10%, 01/16/13	19,800	19,799

		62,118

Investment Company - 17.1%
JNL Money Market Fund, 0.06% (a) (h)	83,516	83,516

Treasury Securities - 44.5%
U.S. Treasury Bill
0.13%, 01/31/13	$152,425	152,420
0.15%, 02/07/13	46,644	46,641
0.08%, 03/14/13 (o)	18,350	18,349

		217,410

Total Short Term Investments (cost $490,632)		490,637

Total Investments - 101.2% (cost $494,492)		494,513
Other Assets and Liabilities, Net - (1.2%)		(5,887)

Total Net Assets - 100.0%		$488,626

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund* (y)

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 20.9%
Ameristar Casinos Inc.	35	$924
CEC Entertainment Inc.	20	679
Chico’s FAS Inc.	38	699
Churchill Downs Inc.	10	695
Comcast Corp. - Class A	18	655
Cooper Tire & Rubber Co.	32	802
Corinthian Colleges Inc. (c)	280	684
Goodyear Tire & Rubber Co. (c)	52	715
Grand Canyon Education Inc. (c)	30	711
PetMed Express Inc.	62	691
Sonic Corp. (c)	65	678
Standard Motor Products Inc.	35	774

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Other Securities		7,590

		16,297

CONSUMER STAPLES - 6.9%
Andersons Inc.	17	709
Kroger Co.	27	700
Safeway Inc.	37	671
Other Securities		3,300

		5,380

ENERGY - 4.2%
Tesoro Corp.	17	755
VAALCO Energy Inc. (c)	79	687
Other Securities		1,825

		3,267

FINANCIALS - 5.3%
Duff & Phelps Corp. - Class A	45	704
Portfolio Recovery Associates Inc. (c)	6	682
Other Securities		2,753

		4,139

HEALTH CARE - 22.0%
Chemed Corp.	10	674
CIGNA Corp.	14	738
Community Health Systems Inc.	24	744
Coventry Health Care Inc.	19	834
Emergent BioSolutions Inc. (c)	42	668
Health Management Associates Inc. - Class A (c)	87	812
ICU Medical Inc. (c)	11	676
LHC Group Inc. (c)	35	746
Myriad Genetics Inc. (c)	24	655
PharMerica Corp. (c)	50	708
Thoratec Corp. (c)	19	708
Other Securities		9,227

		17,190

INDUSTRIALS - 14.8%
Aceto Corp.	67	673
Aegion Corp. (c)	31	688
AGCO Corp. (c)	13	660
Alliant Techsystems Inc.	12	722
GeoEye Inc. (c)	23	702
Kforce Inc.	49	705
LB Foster Co.	18	796
Mine Safety Appliances Co.	17	726
Multi-Color Corp.	29	706
Republic Airways Holdings Inc. (c)	117	665
Southwest Airlines Co.	67	686
Steelcase Inc. - Class A	67	856
Sykes Enterprises Inc. (c)	46	696
Other Securities		2,315

		11,596

INFORMATION TECHNOLOGY - 20.2%
Mantech International Corp. - Class A	27	707
Newport Corp. (c)	49	660
ValueClick Inc. (c)	38	732
XO Group Inc. (c)	71	659
Zebra Technologies Corp. - Class A (c)	17	675
Other Securities		12,384

		15,817

MATERIALS - 3.9%
A. Schulman Inc.	26	763
Other Securities		2,272

		3,035

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 1.6%
MetroPCS Communications Inc. (c)	69	685
Other Securities		592

		1,277

Total Common Stocks (cost $76,733)		77,998

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 0.5%
JNL Money Market Fund, 0.06% (a) (h)	373	373

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	995	995

Total Short Term Investments (cost $1,368)		1,368

Total Investments - 101.6% (cost $78,101)		79,366
Other Assets and Liabilities, Net - (1.6%)		(1,256)

Total Net Assets - 100.0%		$78,110

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 93.2%

CONSUMER DISCRETIONARY - 13.5%
Aimia Inc.	—	$6
Coach Inc.	4	249
Dollar Tree Inc. (c)	7	267
Dunkin’ Brands Group Inc. (e)	8	250
Groupon Inc. - Class A (c) (e)	41	200
McGraw-Hill Cos. Inc.	6	345
Morningstar Inc.	4	257
New Oriental Education & Technology Group - ADR (e)	13	262
Tesla Motors Inc. (c) (e)	3	98
Weight Watchers International Inc. (e)	7	377

		2,311

CONSUMER STAPLES - 5.5%
DE Master Blenders 1753 NV (c)	34	390
Mead Johnson Nutrition Co.	4	254
Monster Beverage Corp. (c)	5	289

		933

ENERGY - 3.0%
Range Resources Corp.	6	364
Ultra Petroleum Corp. (c) (e)	8	147

		511

FINANCIALS - 8.0%
Arch Capital Group Ltd. (c)	5	241
Greenhill & Co. Inc.	3	153
IntercontinentalExchange Inc. (c)	2	230
MSCI Inc. - Class A (c)	14	429
Progressive Corp.	15	323

		1,376

HEALTH CARE - 10.7%
athenahealth Inc. (c) (e)	4	304
Idexx Laboratories Inc. (c)	3	239
Illumina Inc. (c) (e)	11	588
Intuitive Surgical Inc. (c)	1	374
Ironwood Pharmaceuticals Inc. - Class A (c)	9	104
Techne Corp.	3	220

		1,829

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INDUSTRIALS - 16.0%
Edenred	21	648
IHS Inc. - Class A (c)	4	355
Intertek Group Plc	9	453
Qualicorp SA (c)	30	306
Sensata Technologies Holding NV (c)	9	285
Stericycle Inc. (c)	3	240
Verisk Analytics Inc. - Class A (c)	9	458

		2,745

INFORMATION TECHNOLOGY - 28.4%
Akamai Technologies Inc. (c)	7	270
Citrix Systems Inc. (c)	3	217
FactSet Research Systems Inc.	1	92
First Solar Inc. (c) (e)	7	224
Gartner Inc. - Class A (c)	9	396
LinkedIn Corp. - Class A (c)	4	456
MercadoLibre Inc. (e)	2	184
Motorola Solutions Inc.	11	628
Qihoo 360 Technology Co. Ltd. - ADR (c)	3	96
Red Hat Inc. (c)	4	230
Salesforce.com Inc. (c)	3	480
Sina Corp. (c)	2	82
Solera Holdings Inc.	10	558
Trimble Navigation Ltd. (c)	3	191
Workday Inc. - Class A (c) (e)	2	92
Yandex NV - Class A (c)	17	357
Youku Inc. - ADR (c)	11	206
Zynga Inc. - Class A (c)	38	91

		4,850

MATERIALS - 4.7%
Intrepid Potash Inc.	9	181
Martin Marietta Materials Inc.	4	348
Rockwood Holdings Inc.	6	278

		807

UTILITIES - 3.4%
Brookfield Infrastructure Partners LP	17	582

Total Common Stocks (cost $15,647)		15,944

PREFERRED STOCKS - 0.3%

INFORMATION TECHNOLOGY - 0.3%
Dropbox Inc., Series A-1 (f) (q)	4	34
Palantir Technologies Inc. (f) (q)	5	16

Total Preferred Stocks (cost $56)		50

SHORT TERM INVESTMENTS - 16.9%

Investment Company - 6.2%
JNL Money Market Fund, 0.06% (a) (h)	1,059	1,059
Securities Lending Collateral - 10.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	1,823	1,823

Total Short Term Investments (cost $2,882)		2,882

Total Investments - 110.4% (cost $18,585)		18,876
Other Assets and Liabilities, Net - (10.4%)		(1,772)

Total Net Assets - 100.0%		$17,104

	Shares/Par (p)	Value
JNL/Neuberger Berman Strategic Income Fund* (y)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.2%
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	$250	$286
5.63%, 07/10/46	250	286
5.41%, 09/10/47	205	233
Banc of America Commercial Mortgage Trust REMIC, 5.36%, 10/10/45	250	286
Bear Stearns Asset Backed Securities Trust REMIC, 0.62%, 02/25/36 (i)	710	572
Carrington Mortgage Loan Trust REMIC
0.67%, 06/25/35 (i)	230	194
0.36%, 05/25/36 (i)	550	473
0.35%, 12/25/36 (i)	700	333
Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 0.96%, 09/25/33 (i)	738	586
Citigroup Mortgage Loan Trust Inc. REMIC, 0.96%, 05/25/35 (i) (r)	175	146
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	305	350
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.80%, 05/15/46 (i)	315	371
5.22%, 08/15/48	250	283
Commercial Mortgage Pass-Through Certificates REMIC, 5.80%, 06/15/38 (i)	300	341
Credit Suisse Mortgage Capital Certificates REMIC, 5.41%, 02/15/39 (i)	280	316
Greenwich Capital Commercial Funding Corp. REMIC
5.74%, 08/10/17	250	295
5.44%, 03/10/39 (e)	250	288
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	300	338
5.56%, 11/10/39	250	288
5.79%, 08/10/45 (e) (i)	250	288
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.81%, 06/12/43 (i)	95	108
5.43%, 12/12/43	325	371
5.44%, 06/12/47	230	265
5.42%, 01/15/49	300	347
5.73%, 02/12/49 (i)	250	293
5.81%, 06/15/49 (i)	300	350
5.88%, 02/15/51 (i)	200	236
JPMorgan Mortgage Trust REMIC, 2.95%, 06/25/35 (i)	144	130
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	200	232
5.86%, 07/15/40 (e) (i)	250	298
MASTR Adjustable Rate Mortgages Trust REMIC, 6.00%, 12/25/35 (i)	724	511
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.38%, 08/12/48	250	286
5.17%, 12/12/49	250	284
Morgan Stanley Home Equity Loan Trust REMIC, 0.49%, 02/25/36 (i)	700	472
Structured Asset Securities Corp. REMIC
0.64%, 05/25/35 (i)	200	160
0.38%, 12/25/36 (i)	940	606
US Airways Pass-Through Trust, 4.63%, 06/03/25	400	408

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Wachovia Bank Commercial Mortgage Trust REMIC
5.51%, 04/15/47	260	300
5.74%, 06/15/49 (i)	330	385
Wells Fargo Home Equity Trust REMIC, 0.36%, 01/25/37 (i)	562	472
Other Securities		2,487

Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,979)		15,554

CORPORATE BONDS AND NOTES - 26.5%

CONSUMER DISCRETIONARY - 3.2%
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	395	389
NBCUniversal Media LLC
2.88%, 01/15/23 (e)	90	90
6.40%, 04/30/40	145	186
4.45%, 01/15/43	85	86
Time Warner Cable Inc.
6.75%, 07/01/18	275	344
8.75%, 02/14/19	100	135
5.50%, 09/01/41	150	167
Time Warner Inc.
6.10%, 07/15/40	125	151
5.38%, 10/15/41	50	56
Volkswagen International Finance NV, 1.15%, 11/20/15 (r)	550	551
Other Securities		467

		2,622

CONSUMER STAPLES - 2.7%
Lorillard Tobacco Co.
2.30%, 08/21/17	325	329
8.13%, 06/23/19 (l)	160	204
Pernod-Ricard SA
2.95%, 01/15/17 (r)	295	310
5.50%, 01/15/42 (r)	140	163
Reynolds American Inc., 4.75%, 11/01/42	415	419
Other Securities		766

		2,191

ENERGY - 3.2%
Anadarko Petroleum Corp., 5.95%, 09/15/16	315	363
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	380	373
Murphy Oil Corp., 3.70%, 12/01/22	460	458
Other Securities		1,399

		2,593

FINANCIALS - 9.2%
Bank of America Corp., 1.50%, 10/09/15 (e)	240	241
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22	570	584
Ford Motor Credit Co. LLC
3.00%, 06/12/17 (e)	300	308
4.25%, 09/20/22 (e)	380	402
General Electric Capital Corp. 6.25% (callable at 100 beginning 12/15/22) (m)	285	310
1.00%, 12/11/15	175	176
2.30%, 04/27/17 (e)	275	285
4.65%, 10/17/21 (e)	70	80
Goldman Sachs Group Inc.
3.30%, 05/03/15 (e)	200	208
5.75%, 01/24/22 (e)	220	260
6.75%, 10/01/37 (e)	135	153
Morgan Stanley
5.63%, 09/23/19 (e)	525	594

	Shares/Par (p)	Value
6.38%, 07/24/42 (e)	120	141
Prudential Financial Inc., 5.88%, 09/15/42 (e) (i)	495	520
Swedbank AB, 2.13%, 09/29/17 (e) (r)	460	470
Wells Fargo & Co., 1.50%, 01/16/18	195	195
Other Securities		2,520

		7,447

HEALTH CARE - 1.3%
AbbVie Inc.
1.20%, 11/06/15 (e) (r)	505	508
4.40%, 11/06/42 (e) (r)	155	165
Other Securities		356

		1,029

INDUSTRIALS - 1.7%
ERAC USA Finance LLC
3.30%, 10/15/22 (r)	555	562
7.00%, 10/15/37 (r)	150	191
Other Securities		594

		1,347

INFORMATION TECHNOLOGY - 1.9%
Hewlett-Packard Co.
2.60%, 09/15/17 (e)	100	97
4.65%, 12/09/21 (e)	370	371
Intel Corp., 1.35%, 12/15/17	400	400
Other Securities		659

		1,527

MATERIALS - 0.7%
Other Securities		552

TELECOMMUNICATION SERVICES - 1.1%
Qwest Corp., 6.75%, 12/01/21	360	422
Other Securities		490

		912

UTILITIES - 1.5%
Exelon Generation Co. LLC, 4.00%, 10/01/20	425	447
PPL Capital Funding Inc., 3.50%, 12/01/22	365	371
Other Securities		423

		1,241

Total Corporate Bonds and Notes (cost $21,017)		21,461

GOVERNMENT AND AGENCY OBLIGATIONS - 47.9%

GOVERNMENT SECURITIES - 20.2%

Federal Farm Credit Bank - 0.2% (w)
Other Securities		179

Federal Home Loan Bank - 0.3% (w)
Other Securities		199

Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
1.50%, 10/23/19	125	125
1.55%, 10/29/19	425	426
1.60%, 12/24/20	320	318

		869

Sovereign - 3.0%
Canadian Government Bond, 1.50%, 03/01/17, CAD	265	268
New Zealand Government Bond
6.00%, 12/15/17, NZD	510	481
5.50%, 04/15/23, NZD	115	111
Other Securities		1,569

		2,429

Treasury Inflation Index Securities - 8.4%
Canadian Government Inflation Indexed Bond, 4.25%, 12/01/21 (n), CAD	265	375

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15 (n)	1,320	1,403
2.38%, 01/15/17 (n)	1,944	2,260
1.13%, 01/15/21 (n)	132	155
2.38%, 01/15/25 (n)	80	108
2.00%, 01/15/26 (n)	1,632	2,140
3.88%, 04/15/29 (n)	239	396

		6,837

U.S. Treasury Securities - 7.2%
U.S. Treasury Bond
6.88%, 08/15/25	1,825	2,811
5.50%, 08/15/28	1,010	1,427
U.S. Treasury Note
2.00%, 11/30/13	100	102
0.13%, 12/31/13	100	100
1.00%, 01/15/14	1,200	1,210
3.25%, 03/31/17	95	105
3.63%, 08/15/19	60	70

		5,825

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.7%

Federal Home Loan Mortgage Corp. - 7.0%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/27	4	5
5.00%, 02/01/28	182	196
4.50%, 01/01/38	136	146
5.00%, 12/01/38	421	454
5.50%, 08/01/40	131	142
4.00%, 01/15/41, TBA (g)	165	176
4.50%, 06/01/41	77	83
3.50%, 01/15/43, TBA (g)	4,215	4,482

		5,684

Federal National Mortgage Association - 20.7%
Federal National Mortgage Association
6.00%, 02/01/38	34	37
3.50%, 01/15/41, TBA (g)	4,970	5,299
4.00%, 01/15/41, TBA (g)	9,490	10,172
4.50%, 06/01/41	210	228
4.50%, 07/01/41	42	46
3.00%, 01/15/43, TBA (g)	960	1,006

		16,788

Total Government and Agency Obligations (cost $38,724)		38,810

INVESTMENT COMPANIES - 4.0%
iShares iBoxx High Yield Corporate Bond Fund (e)	17	1,554
SPDR Barclays High Yield Bond ETF (e)	43	1,732

Total Investment Companies (cost $3,221)		3,286

VARIABLE RATE SENIOR LOAN INTERESTS - 16.9% (i)

CONSUMER DISCRETIONARY - 4.5%
OSI Restaurant Partners LLC Term Loan, 4.75%, 10/23/19	$65	66
Other Securities		3,572

		3,638

CONSUMER STAPLES - 1.0%
Other Securities		796

ENERGY - 0.8%
Other Securities		645

FINANCIALS - 1.9%
Other Securities		1,544

	Shares/Par (p)	Value

HEALTH CARE - 2.1%
Other Securities		1,714

INDUSTRIALS - 2.9%
Other Securities		2,301

INFORMATION TECHNOLOGY - 1.7%
Hyland Software Inc. Initial Term Loan, 5.50%, 10/31/19	250	250
Other Securities		1,159

		1,409

MATERIALS - 1.4%
MRC Global Inc. Term Loan B, 6.25%, 11/08/19	250	251
Other Securities		900

		1,151

TELECOMMUNICATION SERVICES - 0.4%
Other Securities		352

UTILITIES - 0.2%
Other Securities		132

Total Variable Rate Senior Loan Interests (cost $13,583)		13,682

SHORT TERM INVESTMENTS - 25.2%

Investment Company - 13.3%
JNL Money Market Fund, 0.06% (a) (h)	10,745	10,745

Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	9,658	9,658

Total Short Term Investments (cost $20,403)		20,403

Total Investments - 139.7% (cost $111,927)		113,196
Other Assets and Liabilities, Net - (39.7%)		(32,158)

Total Net Assets - 100.0%		$81,038

JNL/Oppenheimer Global Growth Fund* (y)

COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 17.1%
Carnival Corp.	268	$9,836
Grupo Televisa SAB - GDR	235	6,248
Inditex SA	88	12,421
LVMH Moet Hennessy Louis Vuitton SA	70	12,897
McDonald’s Corp.	125	10,987
McGraw-Hill Cos. Inc.	159	8,717
PPR SA	61	11,389
Tiffany & Co.	148	8,479
Tod’s SpA	51	6,459
Walt Disney Co.	240	11,957
Other Securities		9,543

		108,933

CONSUMER STAPLES - 8.8%
Cia de Bebidas das Americas - ADR (e)	144	6,061
Colgate-Palmolive Co.	118	12,335
Fomento Economico Mexicano SAB de CV (e)	1,068	10,699
Nestle SA	113	7,365
Unilever Plc	316	12,297
Other Securities		7,068

		55,825

ENERGY - 4.0%
Technip SA	104	12,044

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Other Securities		13,409

		25,453

FINANCIALS - 14.1%
Allianz SE	80	11,214
Banco Bilbao Vizcaya Argentaria SA (e)	919	8,542
BM&F Bovespa SA	1,026	7,018
Dai-Ichi Life Insurance Co. Ltd.	5	7,544
ICICI Bank Ltd. - ADR	239	10,405
Itau Unibanco Holding SA - ADR	405	6,668
UBS AG	871	13,626
Other Securities		24,591

		89,608

HEALTH CARE - 9.8%
Aetna Inc.	210	9,709
Bayer AG	111	10,596
WellPoint Inc.	185	11,240
Zimmer Holdings Inc.	132	8,792
Other Securities		22,226

		62,563

INDUSTRIALS - 13.1%
3M Co.	99	9,154
Assa Abloy AB - Class B	322	12,118
Embraer SA - ADR	213	6,074
Emerson Electric Co.	108	5,726
European Aeronautic Defence & Space Co. NV	321	12,661
Siemens AG	127	13,868
United Parcel Service Inc. - Class B	85	6,243
Other Securities		17,985

		83,829

INFORMATION TECHNOLOGY - 26.3%
Adobe Systems Inc. (c)	251	9,476
Altera Corp.	344	11,852
eBay Inc. (c)	363	18,545
Google Inc. - Class A (c)	18	12,712
Intuit Inc.	172	10,218
Juniper Networks Inc. (c)	354	6,960
Keyence Corp.	27	7,514
Maxim Integrated Products Inc.	366	10,756
Microsoft Corp.	323	8,635
Murata Manufacturing Co. Ltd.	137	8,094
SAP AG	197	15,841
Taiwan Semiconductor Manufacturing Co. Ltd.	1,915	6,404
Telefonaktiebolaget LM Ericsson - Class B	2,016	20,368
Other Securities		20,136

		167,511

MATERIALS - 1.3%
Linde AG	36	6,325
Other Securities		1,978

		8,303

TELECOMMUNICATION SERVICES - 1.3%
KDDI Corp.	116	8,211

UTILITIES - 0.5%
Other Securities		3,415

Total Common Stocks (cost $532,838)		613,651

PREFERRED STOCKS - 2.0%

CONSUMER DISCRETIONARY - 2.0%
Bayerische Motoren Werke AG	195	12,610

Total Preferred Stocks (cost $9,459)		12,610

	Shares/Par (p)	Value
RIGHTS - 0.0%
Other Securities		141

Total Rights (cost $147)		141

SHORT TERM INVESTMENTS - 5.3%

Investment Company - 1.9%
JNL Money Market Fund, 0.06% (a) (h)	12,102	12,102

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	21,599	21,599

Total Short Term Investments (cost $33,701)		33,701

Total Investments - 103.6% (cost $576,145)		660,103
Other Assets and Liabilities, Net - (3.6%)		(23,168)

Total Net Assets - 100.0%		$636,935

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.5%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$1,912	$1,972
American Home Mortgage Assets Trust REMIC, 0.40%, 09/25/46 (i)	4,135	2,640
American Money Management Corp. CLO VI Ltd., 0.54%, 05/03/18 (i) (r)	232	230
Aquilae CLO Plc, 1.01%, 01/17/23 (i), EUR	2,366	3,024
Ares VIR CLO Ltd., 0.54%, 03/12/18 (i) (r)	1,043	1,028
Arran Residential Mortgages Funding Plc
1.39%, 05/16/47 (i) (r), EUR	32	42
1.39%, 11/19/47 (i) (r), EUR	2,633	3,483
1.64%, 11/19/47 (i) (r), EUR	18,700	25,164
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,285
0.38%, 06/10/49 (i) (r)	70	70
5.69%, 06/10/49 (i)	70	70
5.69%, 06/10/49 (i)	2,900	3,362
5.73%, 02/10/51 (i)	2,900	3,424
Banc of America Large Loan Inc. REMIC
2.51%, 11/15/15 (i) (r)	14,282	14,252
0.72%, 08/15/29 (i) (r)	59	58
5.62%, 06/24/50 (i) (r)	1,100	1,249
5.63%, 02/17/51 (f) (i) (r)	600	693
Banc of America Mortgage Securities Inc. REMIC, 3.11%, 06/25/35 (i)	290	266
BCAP LLC REMIC
5.43%, 03/26/37 (r)	1,600	1,304
5.25%, 08/26/37 (r)	5,913	5,855
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.51%, 05/25/33 (i)	64	65
3.01%, 02/25/34 (i)	512	504
3.47%, 11/25/34 (i)	472	474
2.97%, 01/25/35 (i)	318	314
3.13%, 01/25/35 (i)	979	975
2.79%, 03/25/35 (i)	68	68
2.91%, 03/25/35 (i)	571	508
2.24%, 08/25/35 (i)	74	74
2.32%, 08/25/35 (i)	139	140

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Bear Stearns Alt-A Trust REMIC
2.66%, 01/25/36 (i)	755	471
2.75%, 08/25/36 (i)	308	195
Bear Stearns Asset Backed Securities Trust REMIC, 1.21%, 10/25/37 (i)	882	708
Bear Stearns Commercial Mortgage Securities Inc. REMIC
2.80%, 01/26/36 (i)	895	565
2.83%, 12/26/46 (i)	875	486
Chase Mortgage Finance Corp. REMIC, 3.01%, 02/25/37 (i)	150	149
Chevy Chase Mortgage Funding Corp. REMIC, 0.34%, 05/25/48 (i) (r)	749	504
Citibank Omni Master Trust, 2.96%, 08/15/18 (i) (r)	4,400	4,577
Citigroup Mortgage Loan Trust Inc. REMIC
2.69%, 08/25/35 (i)	666	360
2.27%, 09/25/35 (i)	95	94
2.34%, 09/25/35 (i)	126	124
0.29%, 01/25/37 (i)	131	64
0.27%, 05/25/37 (i)	94	92
3.09%, 09/25/37 (i)	2,055	1,554
0.27%, 07/25/45 (i)	408	293
College Loan Corp. Trust, 0.57%, 01/25/24 (i)	800	719
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,684	6,001
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	38	40
Countrywide Alternative Loan Trust REMIC, 0.38%, 05/25/47 (i)	7,184	5,091
Countrywide Asset-Backed Certificates REMIC
0.46%, 04/25/36 (i)	142	136
0.39%, 07/25/36 (i)	2,643	2,537
0.39%, 09/25/36 (i)	411	397
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.03%, 08/25/34 (i)	421	366
4.85%, 11/20/34 (i)	410	395
2.92%, 04/20/35 (i)	461	462
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 06/15/39 (i)	4,140	4,766
5.47%, 09/18/39 (r)	1,400	1,595
5.38%, 02/15/40 (r)	1,000	1,111
Credit Suisse Mortgage Capital Mortgage- Backed Trust REMIC, 5.86%, 02/25/37 (i)	1,020	665
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.33%, 07/25/37 (i) (r)	204	101
CS First Boston Mortgage Securities Corp. REMIC, 2.71%, 04/25/34 (i)	495	500
Cumberland CLO Ltd., 0.56%, 11/10/19 (i) (r)	1,443	1,433
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,790
Deutsche Mortgage Securities Inc., 1.46%, 06/28/47 (i) (r)	151	151
Duane Street CLO I Ltd., 0.56%, 11/08/17 (i) (r)	482	479
First CLO Ltd., 0.62%, 12/14/16 (i)	67	67
First NLC Trust REMIC, 0.28%, 08/25/37 (i) (r)	412	180
Fosse Master Issuer Plc REMIC, 1.72%, 10/18/54 (i) (r)	4,851	4,926
Gallatin CLO Ltd., 0.56%, 08/15/17 (i) (r)	593	587
Granite Mortgages Plc, 0.90%, 09/20/44 (i), GBP	680	1,090
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,607
GS Mortgage Securities Corp. II
1.10%, 03/06/20 (i) (r)	1,225	1,226

	Shares/Par (p)	Value
1.26%, 03/06/20 (i) (r)	3,100	3,104
REMIC, 4.59%, 08/10/43 (r)	4,300	5,025
GSR Mortgage Loan Trust REMIC, 3.00%, 01/25/35 (i)	434	425
Harborview Mortgage Loan Trust REMIC, 2.86%, 04/19/34 (i)	630	622
Harvest CLO SA, 0.94%, 03/29/17 (i), EUR	133	175
Hillmark Funding, 0.56%, 05/21/21 (i) (r)	9,000	8,709
Holmes Master Issuer Plc, 1.56%, 10/15/54 (i) (r), EUR	9,600	12,809
HSBC Home Equity Loan Trust REMIC, 0.36%, 03/20/36 (i)	1,333	1,314
Indymac Index Mortgage Loan Trust REMIC
2.73%, 03/25/35 (i)	910	851
3.12%, 11/25/35 (i)	1,163	973
JPMorgan Chase Commercial Mortgage
Securities Corp. REMIC
3.05%, 07/25/35 (i)	389	395
4.65%, 01/12/37	403	409
5.79%, 02/12/51 (i)	4,000	4,766
JPMorgan Mortgage Trust REMIC
3.03%, 08/25/35 (i)	661	589
3.11%, 08/25/35 (i)	480	475
5.32%, 09/25/35 (i)	158	154
2.54%, 07/27/37 (i) (r)	1,044	816
Katonah VI Ltd., 0.63%, 09/20/16 (i) (r)	222	222
Landmark V CDO Ltd., 0.61%, 06/01/17 (i) (r)	1,867	1,845
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	7,198
Lehman Brothers Mortgage Loan Trust REMIC, 0.30%, 06/25/37 (i) (r)	399	214
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,257	1,615
MASTR Adjustable Rate Mortgages Trust REMIC, 2.68%, 12/25/33 (i)	1,036	1,020
MASTR Asset Backed Securities Trust REMIC, 0.29%, 05/25/37 (i)	64	63
Merrill Lynch Mortgage Investors Inc. REMIC
2.48%, 02/25/33 (i)	223	205
2.73%, 02/25/34 (i)	448	450
MLCC Mortgage Investors Inc. REMIC, 2.42%, 10/25/35 (i)	618	610
Morgan Stanley Capital I Trust REMIC
0.27%, 05/25/37 (i)	140	88
5.88%, 06/11/49 (i)	3,200	3,762
Nautique Funding Ltd., 0.59%, 04/15/20 (i) (r)	481	463
Navigare Funding I CLO Ltd., 0.57%, 05/20/19 (i) (r)	254	251
NCUA Guaranteed Notes Trust REMIC
0.66%, 10/07/20 (i)	2,963	2,979
0.77%, 12/08/20 (i)	4,090	4,125
Nelnet Student Loan Trust, 1.02%, 07/25/18 (i)	441	442
NYLIM Flatiron CLO Ltd., 0.53%, 08/08/20 (i) (r)	500	486
Penta CLO SA, 0.56%, 06/04/24 (i), EUR	2,614	3,244
Permanent Master Issuer Plc, 1.51%, 07/15/42 (i) (r), EUR	900	1,201
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	296	300
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,640
6.01%, 12/16/49 (i) (r)	1,700	2,029
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	122	127
Sequoia Mortgage Trust REMIC, 0.41%, 07/20/36 (i)	1,497	1,357
SLM Student Loan Trust
0.77%, 01/25/17 (i)	1,906	1,913
0.43%, 04/25/17 (i)	53	53

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
1.86%, 12/15/17 (i) (r)	793	796
1.82%, 04/25/23 (i)	7,282	7,588
2.35%, 04/15/39 (i) (q)	1,820	1,832
REMIC, 0.36%, 04/25/19 (i)	6,300	6,237
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.77%, 02/25/34 (i)	827	834
5.50%, 12/25/34 (i)	720	694
Structured Asset Mortgage Investments Inc. REMIC, 0.87%, 10/19/34 (i)	41	40
Structured Asset Securities Corp. REMIC, 0.35%, 05/25/47 (i)	1,900	1,502
Swan Trust, 4.40%, 04/25/41 (i), AUD	443	461
Symphony CLO III Ltd., 0.55%, 05/15/19 (i) (r)	2,200	2,158
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	124
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	5,196
Wachovia Bank Commercial Mortgage Trust REMIC
0.29%, 06/15/20 (i) (r)	703	692
5.09%, 08/15/41 (i)	1,000	1,061
Washington Mutual Alternative Mortgage Pass- Through Certificates REMIC, 2.91%, 12/25/35 (i)	375	362
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.12%, 03/25/33 (i)	141	142
2.45%, 06/25/33 (i)	472	482
2.55%, 09/25/33 (i)	521	523
5.32%, 08/25/35 (i)	261	255
1.17%, 08/25/46 (i)	5,443	4,310
0.94%, 05/25/47 (i)	651	533
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	473	470
2.71%, 04/25/36 (i)	1,633	1,502
Wind River CLO Ltd., 0.64%, 12/19/16 (i) (r)	358	355
Wood Street CLO BV, 0.70%, 03/29/21 (i) (r), EUR	431	556

Total Non-U.S. Government Agency Asset- Backed Securities (cost $257,429)		262,465

CORPORATE BONDS AND NOTES - 11.1%

CONSUMER DISCRETIONARY - 0.0%
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,059

CONSUMER STAPLES - 0.6%
Wesfarmers Ltd., 2.98%, 05/18/16 (r)	18,700	19,574

ENERGY - 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,564
Gazprom OAO Via Gaz Capital SA
7.34%, 04/11/13 (r)	300	304
5.09%, 11/29/15 (e) (r)	1,600	1,714
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,466
Petrobras International Finance Co., 3.88%, 01/27/16	8,200	8,651
Petroleos Mexicanos
5.50%, 01/21/21	1,200	1,402
6.50%, 06/02/41	1,500	1,883

		20,984

FINANCIALS - 9.2%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (e) (r)	757	794

	Shares/Par (p)	Value
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	9,735
Ally Financial Inc.
3.51%, 02/11/14 (i)	11,800	12,011
3.71%, 06/20/14 (i)	700	716
American International Group Inc.
5.05%, 10/01/15	1,200	1,324
8.18%, 05/15/58 (i)	4,700	6,122
ANZ National International Ltd., 0.75%, 08/19/14 (i) (q)	2,000	2,008
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,085
Banco Santander Brazil SA, 2.41%, 03/18/14 (i) (r)	4,900	4,883
Bank of America Corp., 5.38%, 06/15/14 (e)	600	634
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,809
Barclays Bank Plc, 6.05%, 12/04/17 (q)	2,000	2,213
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	6,300	6,993
BPCE SA, 2.38%, 10/04/13 (e) (q)	2,700	2,725
Citigroup Inc.
1.16%, 02/15/13 (e) (i)	29,100	29,109
5.50%, 04/11/13	1,200	1,212
Commonwealth Bank of Australia
0.76%, 07/12/13 (i) (r)	14,700	14,732
0.81%, 06/25/14 (e) (i) (q)	3,800	3,828
0.59%, 09/17/14 (e) (i) (r)	3,800	3,813
Dexia Credit Local SA
0.71%, 03/05/13 (i) (r)	3,100	3,096
0.79%, 04/29/14 (i) (r)	18,700	18,449
2.75%, 04/29/14 (e) (r)	13,800	13,995
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13, EUR	12,200	16,362
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,053
Ford Motor Credit Co. LLC
7.00%, 10/01/13 (e)	3,800	3,971
8.00%, 06/01/14 (e)	900	981
HSBC Finance Corp., 0.44%, 04/05/13 (i), EUR	2,600	3,432
International Lease Finance Corp.
6.38%, 03/25/13	700	707
5.63%, 09/20/13	1,100	1,128
6.50%, 09/01/14 (r)	1,000	1,068
6.75%, 09/01/16 (r)	900	1,010
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	5,700	7,837
Macquarie Bank Ltd., 4.10%, 12/17/13	27,200	28,160
Magnolia Funding Ltd., 3.00%, 04/20/17 (f) (r), EUR	168	222
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	206
Merrill Lynch & Co. Inc., 0.66%, 07/22/14 (i), EUR	200	261
Morgan Stanley
0.52%, 03/01/13 (i), EUR	2,100	2,772
2.81%, 05/14/13 (i)	2,600	2,618
0.61%, 01/09/14 (e) (i)	5,300	5,263
0.82%, 10/15/15 (i)	1,000	969
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,678
Nordea Bank AB, 1.24%, 01/14/14 (i) (r)	16,600	16,720
SLM Corp., 5.38%, 01/15/13	400	400
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,855
Turkiye Garanti Bankasi A/S, 2.82%, 04/20/16 (i) (r)	1,100	1,092
UBS AG, 2.25%, 08/12/13	7,100	7,168
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,492
Westpac Banking Corp., 3.59%, 08/14/14 (q)	4,400	4,613

		283,324

HEALTH CARE - 0.2%
HCA Inc., 7.25%, 09/15/20	4,700	5,205

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,105

MATERIALS - 0.0%
Rexam Plc, 6.75%, 06/01/13 (q)	700	705

TELECOMMUNICATION SERVICES - 0.2%
Telefonica Emisiones SAU, 0.64%, 02/04/13 (i)	4,641	4,636

UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 2.51%, 05/05/18 (i)	4,938	4,986

Total Corporate Bonds and Notes (cost $328,288)		341,578

GOVERNMENT AND AGENCY OBLIGATIONS - 103.4%

GOVERNMENT SECURITIES - 102.3%

Federal Home Loan Mortgage Corp. - 1.3% (w)
Federal Home Loan Mortgage Corp.
2.00%, 03/14/19	22,600	22,668
2.50%, 10/02/19	16,200	16,769

		39,437

Federal National Mortgage Association - 0.9% (w)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,423
1.25%, 03/14/14	7,100	7,188

		28,611

Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.77%, 10/26/20 (i)	2,918	2,921
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	470	376
Tobacco Settlement Financing Corp.
4.75%, 06/01/34	1,000	883
5.00%, 06/01/41	200	181

		4,361

Sovereign - 0.8%
Canadian Government Bond, 2.75%, 09/01/16, CAD	6,500	6,866
Instituto de Credito Oficial, 1.93%, 03/25/14 (i), EUR	12,800	16,360

		23,226

Treasury Inflation Index Securities - 99.2%
Australian Government Treasury Inflation Indexed Bond
4.00%, 08/20/15 - 08/20/20 (s), AUD	14,900	29,717
3.00%, 09/20/25 (s), AUD	7,900	11,255
Canadian Government Inflation Indexed Bond
4.25%, 12/01/21 (n), CAD	4,119	5,832
3.00%, 12/01/36 (n), CAD	1,602	2,624
1.50%, 12/01/44 (n), CAD	9,514	12,639
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/16 - 09/15/21 (n), EUR	42,622	55,900
Mexican Government Inflation Indexed Bond, 2.00%, 06/09/22 (s), MXN	239,830	19,467
New South Wales Treasury Corp. Inflation Indexed Bond
2.75%, 11/20/25 (s), AUD	15,900	21,484
2.50%, 11/20/35 (s), AUD	1,900	2,346
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/13 (n)	547	546
1.88%, 07/15/13 - 07/15/19 (n)	122,586	128,879
2.00%, 01/15/14 - 01/15/16 (n)	58,672	64,894
1.25%, 04/15/14 - 07/15/20 (n)	54,093	56,936
2.00%, 07/15/14 - 01/15/26 (g) (n)	186,393	216,328
1.63%, 01/15/15 (g) (n)	83,379	88,583
0.50%, 04/15/15 (g) (n)	28,260	29,487

	Shares/Par (p)	Value
0.13%, 04/15/16 - 01/15/22 (n) (o)	131,898	143,070
0.13%, 04/15/16 - 07/15/22 (g) (n)	722,979	778,756
2.63%, 07/15/17 (n)	48,662	58,310
1.38%, 01/15/20 (n) (o)	13,478	15,977
1.38%, 01/15/20 (g) (n)	90,687	107,500
1.25%, 07/15/20 (g) (n)	93,097	110,436
1.13%, 01/15/21 (n)	53	62
1.13%, 01/15/21 (g) (n)	39,618	46,532
0.63%, 07/15/21 (n) (o)	38,128	43,341
0.63%, 07/15/21 (g) (n)	125,590	142,761
2.38%, 01/15/25 - 01/15/27 (g) (n)	257,378	349,843
1.75%, 01/15/28 (g) (n)	51,068	66,105
1.75%, 01/15/28 (n) (o)	243	314
3.63%, 04/15/28 (g) (n)	29,002	45,972
3.63%, 04/15/28 (n) (o)	257	408
2.50%, 01/15/29 (g) (n)	109,024	155,496
3.88%, 04/15/29 - 04/15/29 (g) (n)	86,864	143,978
2.13%, 02/15/40 - 02/15/41 (n)	65	95
2.13%, 02/15/40 (g) (n)	30,790	45,179
0.75%, 02/15/42 (g) (n)	7,345	8,044
United Kingdom Inflation Linked Treasury Bond
1.88%, 11/22/22 (n), GBP	5,255	10,976
0.13%, 03/22/24 (n), GBP	19,148	33,849
1.25%, 11/22/32 (n), GBP	1,866	3,860
0.75%, 03/22/34 (n), GBP	1,058	2,009

		3,059,790

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.1%

Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
2.46%, 07/01/36 (i)	441	468
2.60%, 09/01/36 (i)	432	458
2.69%, 10/01/36 (i)	306	327
Interest Only, 0.66%, 09/15/42	10,633	10,652
REMIC, 0.66%, 08/15/33 (i)	4,544	4,574
REMIC, 1.36%, 10/25/44 - 02/25/45 (i)	1,063	1,045

		17,524

Federal National Mortgage Association - 0.3%
Federal National Mortgage Association
2.60%, 05/02/22	3,000	3,014
2.45%, 11/01/35 (i)	100	105
5.43%, 03/01/36 (i)	270	288
5.79%, 06/01/36 (i)	88	96
REMIC, 0.27%, 07/25/37 (i)	359	344
REMIC, 0.89%, 02/25/41 (i)	4,904	4,938

		8,785

Government National Mortgage Association - 0.2%
Government National Mortgage Association REMIC, 0.51%, 03/20/37 (i)	4,641	4,648

Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,076	1,232

Total Government and Agency Obligations (cost $3,197,451)		3,187,614

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	612

Total Preferred Stocks (cost $500)		612

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.88%fixed, Expiration 04/14/14, DUB	165	284

Total Purchased Options (cost $839)		284

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (d) (u)	100	23

Total Other Equity Interests (cost $20)		23

SHORT TERM INVESTMENTS - 47.3%

Certificates of Deposit - 1.2%
Bank of Nova Scotia, 0.51%, 03/27/14 (i)	$2,300	2,299
Dexia Credit Local SA
1.70%, 09/06/13	17,700	17,721
1.40%, 09/20/13	17,700	17,684

		37,704

Commercial Paper - 0.7%
Abbey National North America LLC, 1.01%, 04/03/13	11,100	11,087
Santander Holdings USA Inc., 2.23%, 04/02/13	11,900	11,866

		22,953

Federal Home Loan Bank - 26.0% (w)
Federal Home Loan Bank
0.06%, 01/04/13 - 02/06/13	93,247	93,245
0.12%, 01/09/13	122,520	122,518
0.11%, 01/18/13	125,500	125,497
0.02%, 01/23/13 - 01/28/13	228,882	228,875
0.03%, 01/25/13	48,338	48,337
0.05%, 02/01/13	144,108	144,102
0.15%, 02/13/13 - 09/03/13	7,700	7,697
0.07%, 03/01/13	12,500	12,499
0.09%, 03/20/13	2,500	2,500
0.16%, 04/03/13 - 05/29/13	7,200	7,198
0.10%, 04/15/13 - 04/19/13	8,300	8,298
0.17%, 05/10/13	1,200	1,200

		801,966

Federal Home Loan Mortgage Corp. - 1.0% (w)
Federal Home Loan Mortgage Corp., 0.16%, 06/05/13	29,600	29,587

Federal National Mortgage Association - 13.6% (w)
Federal National Mortgage Association
0.10%, 01/03/13	5,500	5,500
0.06%, 01/14/13 - 03/01/13	319,351	319,338
0.13%, 02/20/13	700	700
0.08%, 03/20/13	86,000	85,991
0.14%, 04/01/13	5,000	4,999
0.17%, 05/22/13	400	400
0.16%, 08/01/13	1,100	1,099

		418,027

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	32,180	32,180

Treasury Securities - 3.8%
Italy Buoni Ordinari del Tesoro BOT, 2.24%, 09/13/13, EUR	22,300	29,188
Japan Treasury Bill, 0.00%, 02/12/13, JPY	7,310,000	84,361
U.S. Treasury Bill
0.20%, 03/07/13 (o)	$109	109
0.14%, 05/23/13 (o)	1,630	1,629
0.14%, 05/23/13	260	260
0.20%, 06/27/13 (o)	670	670

	Shares/Par (p)	Value
0.15%, 12/12/13 (o)	920	919

		117,136

Total Short Term Investments (cost $1,465,529)		1,459,553

Total Investments - 170.3% (cost $5,250,056)		5,252,129
Other Assets and Liabilities, Net - (70.3%)		(2,168,001)

Total Net Assets - 100.0%		$3,084,128

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.3%
ACA CLO Ltd., 0.57%, 07/25/18 (i) (r)	$2,421	$2,380
Access Group Inc., 1.62%, 10/27/25 (i)	5,276	5,355
American Home Mortgage Investment Trust REMIC, 2.53%, 02/25/45 (i)	288	279
Ameriquest Mortgage Securities Inc. REMIC, 0.68%, 10/25/35 (i)	16,700	14,287
Amortizing Residential Collateral Trust REMIC, 0.79%, 07/25/32 (i)	15	13
Argent Securities Inc. REMIC, 0.57%, 10/25/35 (i)	3,400	2,813
Arran Residential Mortgages Funding Plc
1.39%, 05/16/47 (i) (r), EUR	72	95
1.59%, 05/16/47 (i) (r), EUR	4,800	6,450
Asset Backed Securities Corp. Home Equity REMIC, 0.48%, 09/25/34 (i)	294	283
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	2,000	2,291
5.69%, 06/10/49 (i)	2,830	3,280
Banc of America Funding Corp. REMIC
4.99%, 02/20/35 (i)	4,298	4,294
2.62%, 05/25/35 (i)	354	366
Banc of America Large Loan Inc. REMIC, 2.51%, 11/15/15 (e) (i) (r)	2,197	2,193
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	30	32
6.50%, 09/25/33	—	—
BCAP LLC REMIC
5.25%, 02/26/36 (r)	2,818	2,810
5.43%, 03/26/37 (r)	500	408
5.25%, 05/26/37 (r)	10,810	8,601
5.25%, 08/26/37 (r)	7,439	7,366
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.83%, 11/25/30 (i)	2	2
2.96%, 02/25/33 (i)	11	10
3.83%, 02/25/33 (i)	7	7
2.64%, 04/25/33 (i)	57	57
3.12%, 01/25/34 (i)	252	252
3.01%, 04/25/34 (i)	593	569
3.12%, 11/25/34 (i)	1,186	1,148
3.47%, 11/25/34 (i)	303	305
2.79%, 03/25/35 (i)	2,351	2,363
Bear Stearns Alt-A Trust REMIC
2.96%, 05/25/35 (i)	609	555
3.00%, 09/25/35 (i)	376	295
Bear Stearns Asset Backed Securities Trust REMIC
0.47%, 10/25/36 (i)	9,600	7,467
0.46%, 04/25/37 (i)	5,300	1,971
Bear Stearns Commercial Mortgage Securities Inc. REMIC
2.80%, 01/26/36 (i)	1,119	706

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
5.33%, 02/11/44	300	340
5.47%, 01/12/45 (i)	700	815
2.83%, 12/26/46 (i)	602	334
Chase Issuance Trust, 1.81%, 09/15/15 (i)	12,800	12,938
Chase Mortgage Finance Corp. REMIC, 5.19%, 12/25/35 (i)	4,491	4,418
Citicorp Mortgage Securities Inc. REMIC, 6.00%, 02/25/37	3,285	3,421
Citigroup Mortgage Loan Trust Inc. REMIC
2.55%, 10/25/35 (i)	147	141
0.27%, 07/25/45 (i)	1,021	732
Countrywide Alternative Loan Trust REMIC
1.57%, 08/25/35 (i)	1,313	1,020
0.39%, 05/25/47 (i)	735	519
Countrywide Asset-Backed Certificates REMIC
0.96%, 06/25/34 (i)	400	360
0.31%, 08/25/37 (i)	3,787	3,710
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	6,728	6,987
2.93%, 11/20/34 (i)	1,850	1,684
2.93%, 11/25/34 (i)	795	724
2.80%, 02/20/35 (i)	1,345	1,255
5.75%, 12/25/35	7,542	6,973
2.78%, 02/20/36 (i)	190	163
Credit Suisse Mortgage Capital Certificates REMIC
5.68%, 03/15/39 (i)	200	226
5.38%, 02/15/40	700	777
5.70%, 09/15/40 (i)	7,800	9,039
CS First Boston Mortgage Securities Corp. REMIC, 0.84%, 03/25/32 (i) (r)	18	16
CVS Pass-Through Trust, 6.94%, 01/10/30	355	447
Equity One ABS Inc., 0.77%, 11/25/32 (i)	115	102
European Loan Conduit, 0.34%, 05/15/19 (i), EUR	174	215
First American Alternative Mortgage Securities REMIC, 2.57%, 09/25/35 (i)	465	384
First Franklin Mortgage Loan Trust REMIC, 0.57%, 10/25/35 (i)	7,100	5,737
First Horizon Asset Securities Inc. REMIC, 5.21%, 02/25/36 (i)	2,731	2,667
First Horizon Mortgage Pass-Through Trust REMIC, 2.60%, 10/25/35 (i)	2,943	2,595
Galaxy CLO Ltd., 0.61%, 04/17/17 (i) (r)	1,475	1,466
GE-WMC Mortgage Securities LLC REMIC, 0.46%, 12/25/35 (i)	7,256	5,909
Granite Master Issuer Plc
0.39%, 12/17/54 (i)	1,917	1,887
0.33%, 12/20/54 (i), EUR	3,998	5,198
0.41%, 12/20/54 (i)	10,871	10,704
REMIC, 0.35%, 12/20/54 (i) (r)	876	862
GreenPoint Mortgage Funding Trust REMIC, 0.29%, 01/25/47 (i)	—	—
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,152
4.80%, 08/10/42 (i)	100	107
GS Mortgage Securities Corp. II, 1.10%, 03/06/20 (i) (r)	1,070	1,071
GSR Mortgage Loan Trust REMIC
2.66%, 09/25/35 (i)	1,716	1,719
5.13%, 11/25/35 (i)	693	684
Harborview Mortgage Loan Trust REMIC
0.43%, 05/19/35 (i)	158	124
0.55%, 06/20/35 (i)	2,140	1,955
3.08%, 07/19/35 (i)	737	598

	Shares/Par (p)	Value
Home Equity Asset Trust REMIC, 0.91%, 07/25/35 (i)	3,700	3,078
HSBC Home Equity Loan Trust REMIC, 0.50%, 01/20/34 (i)	962	932
IndyMac ARM Trust REMIC, 1.82%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.51%, 01/25/36 (i)	790	579
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	4,600	5,181
5.34%, 05/15/47	1,900	2,174
5.44%, 06/12/47 (e)	11,300	13,006
5.42%, 01/15/49	6,400	7,402
JPMorgan Mortgage Acquisition Corp. REMIC, 0.45%, 05/25/36 (i)	8,500	5,751
JPMorgan Mortgage Trust REMIC
4.96%, 02/25/35 (i)	161	164
5.75%, 01/25/36	265	257
5.50%, 04/25/36	1,586	1,596
Lehman XS Trust REMIC, 0.61%, 10/25/35 (i)	5,353	4,760
Long Beach Mortgage Loan Trust REMIC, 0.77%, 10/25/34 (i)	34	30
MASTR Asset Backed Securities Trust REMIC
0.26%, 01/25/37 (i)	499	158
0.29%, 05/25/37 (i)	73	72
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	124	124
0.69%, 06/15/30 (i)	278	275
Merrill Lynch Mortgage Investors Inc. REMIC
2.54%, 05/25/33 (i)	546	548
0.59%, 08/25/35 (i)	7,800	6,336
0.42%, 02/25/36 (i)	376	326
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.95%, 08/12/49 (i)	10,700	12,385
5.49%, 03/12/51 (i)	1,500	1,731
Mid-State Trust IV REMIC, 8.33%, 04/01/30	6	6
MLCC Mortgage Investors Inc. REMIC
1.21%, 10/25/35 (i)	175	171
0.46%, 11/25/35 (i)	331	304
Morgan Stanley Dean Witter Capital I REMIC, 1.11%, 07/25/32 (i)	3,041	2,584
Morgan Stanley Re-REMIC Trust, 5.79%, 08/12/45 (i) (r)	800	933
MortgageIT Trust REMIC, 0.47%, 12/25/35 (i)	8,468	7,169
Nomura Asset Acceptance Corp. REMIC, 3.22%, 08/25/35 (i)	3,824	3,536
Prime Mortgage Trust REMIC
0.61%, 02/25/19 (i)	2	2
0.61%, 02/25/34 (i)	48	46
RASC Trust REMIC, 0.88%, 02/25/35 (i)	8,138	7,370
RBSSP Resecuritization Trust, 0.46%, 02/26/37 (i) (r)	3,730	3,130
Securitized Asset Backed Receivables LLC REMIC, 0.27%, 12/25/36 (i)	321	94
Sequoia Mortgage Trust REMIC, 0.91%, 10/19/26 (i)	45	45
SLM Student Loan Trust
2.86%, 12/16/19 (i) (r)	1,000	1,026
1.82%, 04/25/23 (i)	8,304	8,653
Soundview Home Loan Trust REMIC, 0.34%, 12/25/36 (i)	3,673	3,382
Structured Asset Mortgage Investments Inc. REMIC
0.87%, 09/19/32 (i)	57	55
0.46%, 07/19/35 (i)	726	714
0.34%, 03/25/37 (i)	1,366	920

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Structured Asset Securities Corp. REMIC
2.58%, 02/25/32 (i)	2	2
0.79%, 01/25/33 (i)	8	7
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	429	501
Wachovia Bank Commercial Mortgage Trust REMIC, 0.29%, 06/15/20 (i) (r)	1,256	1,235
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.95%, 02/25/31 (i)	1	1
2.47%, 01/25/36 (i)	1,369	1,315
1.57%, 08/25/42 (i)	142	135
1.37%, 11/25/42 (i)	80	76
0.50%, 10/25/45 (i)	158	150
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	661	659
2.63%, 03/25/36 (i)	751	735
2.63%, 03/25/36 (i)	5,375	5,098
2.72%, 04/25/36 (i)	4,049	3,746
Wood Street CLO BV, 0.60%, 11/22/21 (i), EUR	4,464	5,764

Total Non-U.S. Government Agency Asset- Backed Securities (cost $290,907)		307,907

CORPORATE BONDS AND NOTES - 13.6%

CONSUMER DISCRETIONARY - 0.0%
Daimler Finance North America LLC, 1.51%, 09/13/13 (i) (r)	2,200	2,212

CONSUMER STAPLES - 0.3%
Campbell Soup Co., 4.50%, 02/15/19	6,800	7,717
Kraft Foods Group Inc., 6.13%, 08/23/18 (q)	1,035	1,268
Mondelez International Inc.
2.63%, 05/08/13	3,000	3,019
6.13%, 02/01/18	365	444
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e)	4,000	4,310

		16,758

ENERGY - 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	1,036
El Paso LLC
8.05%, 10/15/30	600	699
7.80%, 08/01/31	800	933
Gazprom OAO Via Gaz Capital SA
5.09%, 11/29/15 (e) (r)	200	214
6.21%, 11/22/16 (r)	300	336
9.25%, 04/23/19	1,100	1,456
Gazprom OAO Via Gazprom International SA, 7.20%, 02/01/20	64	72
Gazprom OAO Via RBS AG, 9.63%, 03/01/13	200	203
Gazprom OAO Via White Nights Finance BV
10.50%, 03/08/14	1,000	1,093
10.50%, 03/25/14	200	219
Novatek OAO via Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	964
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	970	1,089
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,488
8.38%, 12/10/18 (e)	700	888
7.88%, 03/15/19 (e)	16,800	20,984
Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	8,499
5.50%, 01/21/21 (e)	5,400	6,310

	Shares/Par (p)	Value
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	616
TNK-BP Finance SA
7.50%, 07/18/16	1,600	1,852
7.88%, 03/13/18	500	607
7.25%, 02/02/20	1,000	1,213

		50,771

FINANCIALS - 10.1%
ABN Amro Bank NV, 4.31%, (callable at 100 beginning 03/10/16) (m), EUR	1,200	1,311
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,974
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,931
Ally Financial Inc.
7.50%, 12/31/13 (e)	10,000	10,562
3.51%, 02/11/14 (e) (i)	700	713
4.50%, 02/11/14 (e)	100	103
8.30%, 02/12/15 (e)	5,800	6,460
4.63%, 06/26/15 (e)	1,000	1,042
5.50%, 02/15/17 (e)	5,000	5,349
7.50%, 09/15/20 (e)	1,900	2,294
8.00%, 11/01/31 (e)	10,000	12,662
American Express Bank FSB, 5.50%, 04/16/13	2,700	2,739
American International Group Inc.
5.05%, 10/01/15	200	221
5.85%, 01/16/18 (e)	21,000	24,826
8.25%, 08/15/18 (e)	10,100	13,270
6.25%, 05/01/36 (e)	3,500	4,502
6.25%, 03/15/37 (i)	800	854
6.82%, 11/15/37	3,300	4,454
8.18%, 05/15/58 (e) (i)	4,400	5,731
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,257
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (q)	6,400	6,490
Banco Santander Brazil SA, 2.41%, 03/18/14 (i) (r)	4,100	4,085
Bank of America Corp.
4.50%, 04/01/15	3,400	3,624
6.50%, 08/01/16	8,460	9,769
6.00%, 09/01/17	1,300	1,522
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (r)	800	900
Bank of India, 6.25%, 02/16/21	3,100	3,373
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,901
Bank of Nova Scotia
1.65%, 10/29/15 (e) (r)	2,200	2,264
1.95%, 01/30/17 (e) (i) (r)	200	208
Barclays Bank Plc
2.38%, 01/13/14	1,100	1,119
5.20%, 07/10/14	700	745
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,275
6.50%, 03/10/21 (e) (r)	2,400	2,664
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (e) (m) (q)	4,100	3,956
BNP Paribas SA, 5.95%, (callable at 100 beginning 07/13/16) (m), GBP	3,000	4,437
BPCE SA
9.00% (callable at 100 beginning 03/17/15) (m), EUR	8,000	11,167
2.38%, 10/04/13 (e) (q)	900	908
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	828
Citigroup Inc.
5.50%, 04/11/13	13,900	14,043
5.85%, 07/02/13	400	410

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
5.50%, 10/15/14 (e)	10,900	11,694
4.88%, 05/07/15	3,500	3,721
6.13%, 08/25/36 (e)	1,700	1,853
Credit Agricole SA
5.14% (callable at 100 beginning 02/24/16) (m), GBP	3,000	3,949
8.38% (callable at 100 beginning 10/13/19) (e) (m) (r)	15,500	16,430
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,929
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (m) (q)	2,300	2,622
DNB Bank ASA, 3.20%, 04/03/17 (r)	1,700	1,811
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	10,607
Fidelity National Financial Inc., 5.50%, 09/01/22 (e)	7,000	7,748
Fifth Third Bancorp
0.73%, 12/20/16 (i)	900	866
8.25%, 03/01/38 (e)	10,200	14,586
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	500	560
7.00%, 04/15/15	1,900	2,119
5.63%, 09/15/15 (e)	3,900	4,271
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (m)	1,200	1,356
6.88%, 01/10/39	30,200	41,051
5.50%, 09/15/67 (r), EUR	6,100	8,011
6.38%, 11/15/67 (i)	13,900	14,664
Goldman Sachs Group Inc.
0.54%, 05/23/16 (i), EUR	2,400	3,042
5.95%, 01/18/18 (e)	1,200	1,396
6.75%, 10/01/37	6,300	7,140
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	8,352
HSBC Bank Plc, 2.00%, 01/19/14 (q)	2,000	2,021
HSBC Holdings Plc
5.10%, 04/05/21	9,000	10,628
6.50%, 05/02/36	500	625
6.50%, 09/15/37 (e)	700	874
HSBC USA Inc., 1.63%, 01/16/18	2,300	2,302
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,256
International Lease Finance Corp.
5.75%, 05/15/16	700	738
6.75%, 09/01/16 (r)	1,900	2,133
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,759
0.43%, 09/26/13 (i), EUR	100	132
1.06%, 09/30/13 (i)	6,500	6,534
3.15%, 07/05/16	2,600	2,755
6.00%, 01/15/18	1,100	1,317
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,854
Korea Development Bank, 8.00%, 01/23/14	1,200	1,286
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (q)	200	220
7.87%, 12/17/19, GBP	1,900	3,241
11.04%, 03/19/20, GBP	3,600	6,798
6.44%, 05/23/20, EUR	3,100	4,059
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,768
8.88%, 02/07/20, EUR	1,200	1,686
Macquarie Bank Ltd., 6.63%, 04/07/21 (e) (q)	29,100	32,165
Merrill Lynch & Co. Inc., 6.40%, 08/28/17 (e)	1,900	2,231
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	13,200	18,216
Morgan Stanley
2.81%, 05/14/13 (i)	4,000	4,027

	Shares/Par (p)	Value
5.95%, 12/28/17	1,800	2,038
National Australia Bank Ltd., 5.35%, 06/12/13 (r)	1,900	1,943
National Bank of Canada, 2.20%, 10/19/16 (r)	400	421
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,701
Nordea Bank AB, 2.13%, 01/14/14 (e) (q)	900	909
Northern Rock Plc, 5.63%, 06/22/17 (q)	16,000	18,591
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	1,025
Pacific LifeCorp., 6.00%, 02/10/20 (r)	900	1,005
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,724
Regions Bank, 7.50%, 05/15/18	1,900	2,292
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (e) (m) (q)	300	323
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (q)	2,100	1,984
Royal Bank of Scotland Plc
1.05%, 04/11/16 (i)	200	182
1.12%, 10/14/16 (i)	600	545
Santander Finance Preferred SAU, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,200
Santander U.S. Debt SA, 2.99%, 10/07/13 (q)	8,800	8,815
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17 (r)	1,300	1,402
6.13%, 02/07/22 (r)	700	800
SLM Corp.
0.51%, 06/17/13 (i), EUR	1,250	1,627
5.38%, 05/15/14 (e)	1,100	1,150
8.45%, 06/15/18	3,400	3,978
8.00%, 03/25/20	1,100	1,257
5.63%, 08/01/33	800	742
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	1,701
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,622
State Street Capital Trust IV, 1.31%, 06/15/37 (e) (i)	200	156
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,663
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (e) (q)	6,000	6,060
Tagua Leasing LLC, 1.90%, 07/12/24	9,421	9,583
Temasek Financial I Ltd., 4.30%, 10/25/19 (r)	1,800	2,069
UBS AG, 5.88%, 12/20/17	1,200	1,428
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	10,000	10,200
USB Capital IX, 3.50%, (callable at 100 beginning 02/07/13) (m)	3,800	3,435
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,400	2,754

		586,671

HEALTH CARE - 0.2%
Amgen Inc., 6.15%, 06/01/18 (e)	7,300	8,869
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,608

		10,477

INDUSTRIALS - 0.7%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	20,856
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	784
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,571
Noble Group Ltd.
4.88%, 08/05/15 (r)	1,000	1,031
6.75%, 01/29/20	2,600	2,740
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,680
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	556

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Union Pacific Corp., 4.16%, 07/15/22 (e)	2,100	2,376

		38,594

INFORMATION TECHNOLOGY - 0.2%
Dell Inc., 4.70%, 04/15/13	3,600	3,642
International Business Machines Corp., 5.70%, 09/14/17 (e)	5,200	6,280

		9,922

MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,315
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (r)	1,900	2,448
Gerdau Holdings Inc.
7.00%, 01/20/20 (r)	4,400	5,115
5.75%, 01/30/21 (r)	6,400	7,040
Vale Overseas Ltd., 6.88%, 11/21/36	300	372

		19,290

TELECOMMUNICATION SERVICES - 0.0%
AT&T Inc., 6.30%, 01/15/38	1,400	1,795
Qtel International Finance Ltd.
3.38%, 10/14/16 (e) (r)	300	314
4.75%, 02/16/21 (e) (r)	200	226

		2,335

UTILITIES - 0.9%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,688
CMS Energy Corp., 5.05%, 02/15/18 (e)	2,300	2,590
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	12,200	13,816
Electricite de France SA
5.50%, 01/26/14 (q)	1,600	1,680
6.95%, 01/26/39 (r)	1,300	1,738
Enel Finance International NV, 6.25%, 09/15/17 (q)	4,700	5,225
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (r)	500	576
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,442
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,532
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,783
7.75%, 01/20/20 (r)	5,000	6,288
NV Energy Inc., 6.25%, 11/15/20 (e)	1,800	2,117
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	45
1.85%, 07/28/14, JPY	19,000	214

		51,734

Total Corporate Bonds and Notes (cost $701,839)		788,764

GOVERNMENT AND AGENCY OBLIGATIONS - 85.3%

GOVERNMENT SECURITIES - 52.0%

Federal Home Loan Mortgage Corp. - 4.7% (w)
Federal Home Loan Mortgage Corp.
5.00%, 02/16/17	2,700	3,181
1.00%, 03/08/17 - 09/29/17	117,700	119,060
1.25%, 05/12/17 - 10/02/19	32,500	32,533
5.50%, 08/23/17	1,900	2,311
0.75%, 01/12/18	111,700	110,943
3.75%, 03/27/19	1,100	1,272
1.75%, 05/30/19	3,300	3,414
2.38%, 01/13/22	1,200	1,254

		273,968

Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
1.25%, 01/30/17	23,100	23,681

	Shares/Par (p)	Value
5.00%, 02/13/17 - 05/11/17	6,200	7,311
1.13%, 04/27/17	7,100	7,230
5.38%, 06/12/17	5,900	7,095
0.88%, 08/28/17 - 12/20/17	63,700	63,937

		109,254

Municipals - 4.2%
Bay Area Toll Authority, RB
1.45%, 04/01/45	1,000	1,019
7.04%, 04/01/50	3,400	4,956
Buckeye Tobacco Settlement Financing Authority, RB, 5.88%, 06/01/30	1,000	911
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,179
California State University, 6.43%, 11/01/30	1,400	1,657
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,371
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	348
6.20%, 12/01/40	1,000	1,131
6.90%, 12/01/40 - 12/01/40	4,100	4,976
City of Houston Utility System, RB - Series D, 5.00%, 11/15/42	2,800	3,218
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,836
City of New York
5.52%, 10/01/37	7,630	9,429
6.27%, 12/01/37	6,560	8,784
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	10,361
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,290
Dallas Fort Worth International Airport, RB, 5.00%, 11/01/27	8,000	9,259
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	6,516
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,162
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	22,278
Kansas Development Finance Authority, 5.00%, 11/15/32	2,800	3,254
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,138
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	4,099
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,948
Massachusetts School Building Authority, 5.00%, 08/15/26	3,400	4,194
Metropolitan Transportation Authority, 5.00%, 11/15/26	7,900	9,640
New Jersey Economic Development Authority (insured by Federal Agricultural Mortgage Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,408
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	11,512
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,474
New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,132
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,411
New York State Dormitory Authority
5.00%, 05/15/24 - 03/15/31	19,700	24,028
5.05%, 09/15/27	4,700	5,527

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
North Carolina Turnkpike Authority, 6.70%, 01/01/39	2,000	2,319
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,278
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,347
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	755	623
State of California
7.70%, 11/01/30	100	124
7.50%, 04/01/34	600	834
7.95%, 03/01/36	600	746
5.65%, 04/01/39	600	607
7.55%, 04/01/39	600	865
State of Iowa, 6.75%, 06/01/34	4,100	4,896
State of Texas, 4.75%, 04/01/35	500	533
State of Washington, 5.00%, 07/01/24	8,185	10,154
State of Washington (insured by National Public Finance Guarantee Corp.), 2.93%, 12/01/20	1,400	1,187
State of Wisconsin (insured by Federal Agricultural Mortgage Corp.), 5.05%, 05/01/18	1,500	1,733
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	205	202
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,665	1,330
University of California, 6.55%, 05/15/48	1,500	1,998
Virginia Commonwealth Transportation Board, 5.00%, 05/15/28	12,300	15,037
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,887

		243,146

Sovereign - 11.1%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,419
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	3,309	1,701
Italy Buoni Poliennali Del Tesoro
2.25%, 11/01/13, EUR	3,300	4,384
3.75%, 12/15/13 - 04/15/16, EUR	28,900	38,969
3.00%, 04/01/14, EUR	700	938
3.50%, 06/01/14 - 11/01/17, EUR	5,600	7,481
4.25%, 07/01/14 - 08/01/14, EUR	3,300	4,509
6.00%, 11/15/14, EUR	1,200	1,700
2.50%, 03/01/15, EUR	5,100	6,775
4.50%, 07/15/15 - 08/01/18, EUR	26,200	36,332
4.75%, 09/15/16 - 06/01/17, EUR	41,600	58,497
4.00%, 02/01/17, EUR	100	137
Italy Certificati di Credito del Tesoro, 0.00%, 09/30/13 (j), EUR	9,400	12,289
Korea Development Bank, 4.38%, 08/10/15	7,200	7,774
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,128
Mexican Bonos
6.00%, 06/18/15, MXN	24,700	1,963
7.75%, 12/14/17, MXN	37,700	3,246
10.00%, 12/05/24, MXN	2,900	314
Panama Government International Bond, 7.25%, 03/15/15	400	449
Province of British Columbia, Canada, 4.30%, 06/18/42, CAD	200	238
Province of Ontario, Canada
1.60%, 09/21/16 (e)	66,200	68,306
4.30%, 03/08/17, CAD	2,100	2,324
4.20%, 03/08/18 - 06/02/20, CAD	3,400	3,828
5.50%, 06/02/18, CAD	700	826

	Shares/Par (p)	Value
3.00%, 07/16/18 (e)	500	545
4.40%, 06/02/19, CAD	2,400	2,722
1.65%, 09/27/19 (e)	3,700	3,698
4.40%, 04/14/20 (e)	8,400	9,892
4.00%, 06/02/21, CAD	10,200	11,348
3.15%, 06/02/22, CAD	39,800	41,395
2.45%, 06/29/22 (e)	8,200	8,307
2.85%, 06/02/23, CAD	600	602
4.70%, 06/02/37, CAD	6,100	7,397
4.60%, 06/02/39, CAD	1,700	2,051
Province of Quebec, Canada
4.50%, 12/01/16 - 12/01/20, CAD	1,800	2,043
4.25%, 12/01/21, CAD	12,800	14,388
3.50%, 12/01/22, CAD	20,100	21,270
3.00%, 09/01/23, CAD	3,100	3,120
Russian Foreign Bond, 3.25%, 04/04/17 (r)	1,600	1,700
Spain Government Bond
3.30%, 10/31/14, EUR	900	1,195
4.40%, 01/31/15, EUR	3,000	4,076
3.00%, 04/30/15, EUR	1,300	1,711
4.00%, 07/30/15, EUR	39,600	53,221
3.75%, 10/31/15, EUR	44,300	58,841
3.15%, 01/31/16, EUR	25,300	33,077
3.25%, 04/30/16, EUR	23,800	31,066
4.25%, 10/31/16, EUR	25,300	33,876
Vnesheconombank Via VEB Finance Plc
5.45%, 11/22/17 (r)	1,100	1,224
6.90%, 07/09/20 (r)	23,500	28,642

		644,934

Treasury Inflation Index Securities - 5.7%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (n), EUR	1,611	2,011
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (n)	53,546	58,028
1.38%, 01/15/20 (n)	7,809	9,256
1.25%, 07/15/20 (n)	17,501	20,761
1.13%, 01/15/21 (n)	8,037	9,439
0.63%, 07/15/21 (n)	3,079	3,500
2.38%, 01/15/25 - 01/15/27 (n)	57,129	78,241
2.00%, 01/15/26 (n)	20,279	26,594
1.75%, 01/15/28 (n)	27,494	35,589
3.63%, 04/15/28 (n)	2,288	3,627
2.50%, 01/15/29 (n)	9,697	13,830
3.88%, 04/15/29 (n)	1,689	2,799
0.75%, 02/15/42 (n)	59,170	64,805

		328,480

U.S. Treasury Securities - 24.4%
U.S. Treasury Bond, 3.13%, 11/15/41 (o)	2,800	2,931
U.S. Treasury Note
0.50%, 11/15/13	70,000	70,194
0.38%, 11/15/15	484,700	485,155
0.25%, 12/15/15	22,100	22,034
0.75%, 10/31/17 - 12/31/17	270,400	271,080
0.63%, 11/30/17 (o)	23,700	23,620
3.50%, 02/15/18	5,300	6,035
1.50%, 08/31/18 (o)	74,500	77,136
1.13%, 05/31/19	23,500	23,649
1.00%, 06/30/19 - 09/30/19	131,200	130,509
0.88%, 07/31/19	179,000	176,790
1.25%, 10/31/19	8,600	8,671
1.75%, 05/15/22	46,200	46,601
1.63%, 08/15/22 - 11/15/22	76,900	76,236

		1,420,641

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.3%

Federal Home Loan Mortgage Corp. - 1.4%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	17,635	19,222
5.50%, 05/01/26 - 03/01/40	10,472	11,319
2.48%, 07/01/27 (i)	1	1
4.50%, 05/01/39 - 06/01/41	21,427	23,117
4.50%, 01/15/41, TBA (g)	2,000	2,146
6.00%, 01/15/43, TBA (g)	6,000	6,521
REMIC, 0.36%, 07/15/19 (i)	454	454
REMIC, 0.36%, 08/15/19	1,168	1,169
REMIC, 7.00%, 05/15/23	165	188
REMIC, 0.66%, 11/15/30 (i)	3	3
REMIC, 4.50%, 03/15/34	9,185	10,214
REMIC, 0.25%, 12/25/36 (i)	1,197	1,189
REMIC, 3.50%, 01/15/42	3,915	3,949
REMIC, 1.36%, 02/25/45 (i)	73	70

		79,562

Federal National Mortgage Association - 31.6%
Federal National Mortgage Association
6.00%, 05/01/16 - 06/01/39	33,437	36,603
5.50%, 06/01/16 - 09/01/41	127,590	138,881
4.50%, 06/01/18 - 07/01/42	336,103	364,060
4.00%, 03/01/20 - 04/01/42	136,187	146,324
3.50%, 06/01/20 - 11/01/40	167,652	177,945
3.00%, 04/01/21 - 09/01/42	81,586	86,117
3.89%, 07/01/21	2,800	3,175
3.33%, 11/01/21	98	108
3.16%, 05/01/22	13,154	14,289
2.59%, 07/01/22	5,561	5,780
2.79%, 07/01/22	4,768	5,018
2.31%, 08/01/22	4,000	4,082
2.50%, 10/01/22 - 12/01/27	145,566	152,342
3.00%, 01/15/26 - 01/15/43, TBA (g)	110,000	115,535
3.50%, 01/15/26 - 01/15/41, TBA (g)	170,000	181,136
4.00%, 01/15/26 - 01/15/41, TBA (g)	132,000	141,395
4.50%, 01/15/26 - 01/15/41, TBA (g)	101,000	108,987
2.87%, 09/01/27	2,800	2,762
6.50%, 07/01/29 - 02/01/37	62	70
5.00%, 02/01/34 - 03/01/35	5,465	5,954
2.36%, 01/01/35 (i)	1,436	1,508
1.56%, 09/01/40 (i)	9	9
5.50%, 01/15/41 - 02/15/41, TBA (g)	65,000	70,640
6.00%, 01/15/41, TBA (g)	24,000	26,213
5.00%, 02/15/41, TBA (g)	26,000	28,165
1.36%, 06/01/43 (i)	409	414
REMIC, 5.00%, 04/25/33	282	311
REMIC, 6.18%, 12/25/42	59	72
REMIC, 2.71%, 05/25/35 (i)	97	102
REMIC, 0.66%, 09/25/35 (i)	2,943	2,965
REMIC, 0.52%, 04/25/37 (i)	1,338	1,343
REMIC, 0.27%, 07/25/37 (i)	650	624
REMIC, 0.71%, 06/25/39 (i)	14,452	14,527
REMIC, 0.56%, 03/25/44 (i)	386	374

		1,837,830

Government National Mortgage Association - 0.0%
Government National Mortgage Association
1.75%, 05/20/26 - 05/20/30 (i)	58	60
1.63%, 02/20/27 - 02/20/32 (i)	91	94
2.00%, 04/20/30 (i)	6	7

		161

Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	12	13

	Shares/Par (p)	Value
5.13%, 09/01/23	34	38
5.52%, 06/01/24	657	745
5.29%, 12/01/27	646	739
5.16%, 02/01/28	7,887	9,059
5.49%, 03/01/28	7,026	8,112

		18,706

Total Government and Agency Obligations (cost $4,857,859)		4,956,682

TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
DG Funding Trust, 0.69%, (callable at 10,000 beginning 09/30/10) (f) (i) (m) (q)	—	3,069
GMAC Capital Trust I, 8.13%	740	19,721

Total Trust Preferreds (cost $22,927)		22,790

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (f) (u)	128	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 9.5%

Certificates of Deposit - 2.6%
Dexia Credit Local SA
1.70%, 09/06/13	$50,000	50,059
1.65%, 09/12/13	96,800	96,883
Itau Unibanco Holding SA, 1.50%, 10/31/13	2,700	2,667

		149,609

Commercial Paper - 1.0%
Ford Motor Credit Co. LLC, 1.03%, 04/02/13	59,500	59,349

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	161,878	161,878

Treasury Securities - 3.1%
Japan Treasury Bill, 0.00%, 02/12/13, JPY	9,310,000	107,442
Mexico Cetes, 0.34%, 02/07/13, MXN	158,100	12,175
Spain Letras del Tesoro, 3.74%, 09/20/13, EUR	900	1,170
U.S. Treasury Bill, 0.15%, 12/12/13	$63,383	63,297

		184,084

Total Short Term Investments (cost $563,395)		554,920

Total Investments - 114.1% (cost $6,436,927)		6,631,063
Other Assets and Liabilities, Net - (14.1%)		(818,169)

Total Net Assets - 100.0%		$5,812,894

JNL/PPM America Floating Rate Income Fund* (y)

CORPORATE BONDS AND NOTES - 9.7%

CONSUMER DISCRETIONARY - 3.3%
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	$1,919	$1,998
ServiceMaster Co., 7.00%, 08/15/20 (r)	1,065	1,068
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,082
WideOpenWest Finance LLC, 10.25%, 07/15/19 (r)	1,000	1,063
Other Securities		16,697

		21,908

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
ENERGY - 1.3%
Other Securities		8,817

FINANCIALS - 0.7%
International Lease Finance Corp., 6.25%, 05/15/19	1,000	1,065
Other Securities		3,651

		4,716

HEALTH CARE - 0.7%
Community Health Systems Inc., 8.00%, 11/15/19	714	773
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	426	449
HCA Inc., 8.50%, 04/15/19	1,000	1,115
Other Securities		2,120

		4,457

INDUSTRIALS - 1.0%
Other Securities		6,776

INFORMATION TECHNOLOGY - 0.4%
First Data Corp., 7.38%, 06/15/19 (r)	483	500
Other Securities		2,228

		2,728

MATERIALS - 1.1%
Other Securities		7,203

TELECOMMUNICATION SERVICES - 0.6%
Other Securities		3,728

UTILITIES - 0.6%
Calpine Corp., 7.25%, 10/15/17 (r)	900	959
NRG Energy Inc., 6.63%, 03/15/23 (r)	805	861
Other Securities		1,968

		3,788

Total Corporate Bonds and Notes (cost $61,645)		64,121

VARIABLE RATE SENIOR LOAN INTERESTS - 85.7% (i)

CONSUMER DISCRETIONARY - 21.1%
Allison Transmission Inc. Term Loan, 3.75%, 08/07/17	3,375	3,394
Allison Transmission Inc. Term Loan B-3, 4.25%, 08/08/19	378	381
Bass Pro Group LLC Term Loan B, 4.00%, 11/30/19	3,250	3,252
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	3,485	3,499
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	3,000	3,005
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/31/17	3,242	3,282
Michaels Stores Inc. Extended Term Loan B-2
4.81%, 07/31/16	456	459
4.81%, 07/31/16	784	791
4.81%, 07/31/16	1,035	1,043
4.81%, 07/31/16	—	—
4.81%, 07/31/16	725	731
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	3,001
ServiceMaster Co. Delayed Draw Term Loan, 2.71%, 07/24/14	86	86
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	2,954	2,959
ServiceMaster Co. Term Loan A, 2.71%, 07/24/14	911	910

	Shares/Par (p)	Value
Univision Communications Inc. Extended 1st Lien Term Loan
4.46%, 03/31/17	1,000	983
4.51%, 03/31/17	2,912	2,861
UPC Financing Partnership Term Loan X, 3.76%, 12/31/17	3,883	3,875
Weight Watchers International Inc. Term Loan F,3.99%, 03/23/19	2,981	3,002
WideOpenWest Finance LLC Term Loan, 6.25%, 07/30/18	2,552	2,578
Other Securities		99,241

		139,333

CONSUMER STAPLES - 4.3%
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	124
3.49%, 07/26/16	279	279
3.49%, 07/26/16	649	649
3.55%, 07/26/16	1,877	1,878
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
Del Monte Corp. New Term Loan B, 4.50%, 02/16/18	4,881	4,884
Dunkin Brands Inc. Term Loan B-2, 4.25%, 11/23/17	3,426	3,450
Pinnacle Foods Finance LLC Term Loan E, 4.75%, 09/01/18	3,447	3,471
Reynolds Group Holdings Inc. US Term Loan
4.75%, 09/26/18	1,869	1,889
4.75%, 09/26/18	2,177	2,201
4.75%, 09/26/18	1,141	1,153
Other Securities		8,415

		28,465

ENERGY - 2.7%
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	3,000	3,020
Other Securities		14,607

		17,627

FINANCIALS - 7.6%
American General Finance Corp. Term Loan, 5.50%, 05/06/17	4,000	3,974
Asurion LLC 1st Lien Term Loan
5.50%, 06/01/18	216	218
5.50%, 06/01/18	250	252
5.50%, 06/01/18	1,031	1,041
5.50%, 06/01/18	920	928
5.50%, 06/01/18	437	441
Asurion LLC Term Loan, 5.50%, 05/24/18	300	303
Capital Automotive LLC Term Loan B-2
5.00%, 03/15/17	2,266	2,284
5.25%, 03/15/17	866	873
International Lease Finance Corp. Term Loan
5.00%, 06/30/17	1,000	1,007
5.00%, 06/30/17	1,000	1,007
Nuveen Investments Inc. Extended Term Loan
5.80%, 05/13/17	368	370
5.80%, 05/13/17	1,632	1,638
5.99%, 05/13/17	544	546
5.99%, 05/13/17	54	54
6.05%, 05/13/17	402	404
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,017
USI Inc. Term Loan, 4.00%, 12/19/19	2,950	2,940
West Corp. Term Loan B-4
4.55%, 07/15/16	253	257
4.56%, 07/15/16	439	445
4.71%, 07/15/16	289	293

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
West Corp. Term Loan B-5
4.55%, 07/15/16	355	359
4.56%, 07/15/16	225	228
4.71%, 07/15/16	403	408
West Corp. Term Loan B-6
5.75%, 06/30/18	924	938
5.75%, 06/30/18	71	72
Other Securities		27,861

		50,158

HEALTH CARE - 14.1%
CHG Healthcare Services Inc. 1st Lien Term Loan, 5.90%, 10/20/19	2,000	1,997
CHG Healthcare Services Inc. 2nd Lien Term Loan, 6.64%, 11/20/20	1,000	1,003
Community Health Systems Delayed Draw Term Loan
3.77%, 01/25/17	2,806	2,821
3.97%, 01/25/17	26	26
4.02%, 01/25/17	97	97
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,936	2,968
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,960	1,970
DaVita HealthCare Partners Inc. Term Loan B-2
4.00%, 08/24/19	1,000	1,005
4.00%, 08/24/19	714	718
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	4,500	4,509
Par Pharmaceuticals Cos. Inc. Term Loan B, 5.00%, 09/17/19	4,000	3,993
Radnet Management Inc. Add-On Term Loan
5.25%, 10/12/18	16	16
5.50%, 10/12/18	3,085	3,086
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	482	486
Warner Chilcott Co. Inc. Term Loan B-1, 4.25%, 03/15/18	1,270	1,280
Warner Chilcott Co. Inc. Term Loan B-2, 4.25%, 03/15/18	635	640
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/15/18	873	880
Other Securities		65,288

		92,783

INDUSTRIALS - 10.0%
Delta Airlines Inc. Term Loan B-1, 5.25%, 10/20/18	4,550	4,583
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,950	1,951
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	1,959
RBS Global Inc. and Rexnord LLC 1st Lien Term Loan B, 4.50%, 04/01/18	3,250	3,273
Other Securities		53,861

		65,627

INFORMATION TECHNOLOGY - 10.0%
First Data Corp. 1st Lien Term Loan, 5.21%, 09/24/18	1,000	979
First Data Corp. Term Loan, 4.21%, 03/24/18	1,697	1,612
First Data Corp. Term Loan B-1, 2.99%, 08/17/17	77	77
First Data Corp. Term Loan B-3, 5.24%, 03/24/17	2,129	2,088
NXP Funding LLC Term Loan B, 5.25%, 02/16/19	1,985	1,996
NXP Funding LLC Term Loan C, 4.75%, 01/11/20	1,000	1,005

	Shares/Par (p)	Value
RP Crown Parent LLC 1st Lien Term Loan, 5.50%, 12/19/18	3,575	3,571
SunGard Data Systems Inc. Term Loan, 3.75%, 02/28/17	714	717
SunGard Data Systems Inc. Term Loan B, 3.91%, 02/28/16	1,928	1,931
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	500	504
Other Securities		51,712

		66,192

MATERIALS - 9.7%
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	2,971	2,955
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17	3,990	4,020
Ineos U.S. Finance LLC Term Loan B
6.50%, 05/04/18	2,978	3,006
6.50%, 05/04/18	1,000	1,010
PQ Corp. Term Loan
4.25%, 04/05/17	1,300	1,306
5.25%, 04/05/17	2,000	2,010
Univar Inc. Term Loan B, 5.00%, 06/30/17	3,795	3,779
Other Securities		45,903

		63,989

TELECOMMUNICATION SERVICES - 4.9%
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	500	504
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	3,000	3,012
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	3,000	2,999
Other Securities		25,934

		32,449

UTILITIES - 1.3%
Calpine Corp. Term Loan, 4.50%, 03/07/18	978	986
Calpine Corp. Term Loan B-2, 4.50%, 04/01/18	1,485	1,498
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	500	504
NRG Energy Inc. Term Loan B
4.00%, 07/01/18	1,065	1,075
4.00%, 07/01/18	1,409	1,423
Other Securities		3,018

		8,504

Total Variable Rate Senior Loan Interests (cost $561,487)		565,127

SHORT TERM INVESTMENTS - 7.2%

Investment Company - 7.2%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	47,448	47,448

Total Short Term Investments (cost $47,448)		47,448

Total Investments - 102.6% (cost $670,580)		676,696
Other Assets and Liabilities, Net - (2.6%)		(17,323)

Total Net Assets - 100.0%		$659,373

JNL/PPM America High Yield Bond Fund* (y)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 12/10/49 (i)	$1,905	$2,160

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	2,717	2,558
5.87%, 04/15/45 (i)	5,000	4,863
5.50%, 06/12/47 (i)	2,000	1,560
5.46%, 01/15/49 (e) (i)	3,000	3,236
6.00%, 02/15/51 (i)	1,011	768
Other Securities		36,398

Total Non-U.S. Government Agency Asset- Backed Securities (cost $47,260)		51,543

CORPORATE BONDS AND NOTES - 87.8%

CONSUMER DISCRETIONARY - 21.5%
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	12,674	12,674
9.00%, 02/15/20 (e) (r)	5,000	5,000
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	11,161	11,621
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	14,782	11,234
DISH DBS Corp.
5.88%, 07/15/22	6,909	7,427
5.00%, 03/15/23 (r)	9,913	9,913
Ford Motor Co., 7.45%, 07/16/31	11,000	13,970
Limited Brands Inc.
6.63%, 04/01/21 (e)	5,960	6,824
5.63%, 02/15/22 (e)	3,452	3,754
MGM Resorts International
7.63%, 01/15/17	2,925	3,130
11.38%, 03/01/18	2,000	2,420
8.63%, 02/01/19 (r)	5,000	5,575
6.75%, 10/01/20 (e) (r)	4,821	4,923
6.63%, 12/15/21 (e)	6,342	6,342
PVH Corp., 4.50%, 12/15/22	10,508	10,613
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	12,712	13,292
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	8,638
Unitymedia Hessen GmbH & Co. KG, 7.50%, 03/15/19 (r)	13,159	14,475
WideOpenWest Finance LLC
10.25%, 07/15/19 (r)	7,500	7,969
13.38%, 10/15/19 (r)	4,000	4,230
Other Securities		310,766

		474,790

CONSUMER STAPLES - 2.8%
US Foods Inc., 8.50%, 06/30/19 (r)	10,968	11,187
Other Securities		50,439

		61,626

ENERGY - 15.9%
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	10,800
6.25%, 06/01/21 (e)	11,922	10,909
Arch Coal Inc.
9.88%, 06/15/19 (e) (r)	6,857	7,131
7.25%, 06/15/21 (e)	9,090	8,386
BreitBurn Energy Partners LP, 7.88%, 04/15/22 (r)	9,125	9,467
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	25,000	24,655
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	3,636	4,136
7.63%, 11/15/22 (e)	3,750	3,937
7.63%, 11/15/22 (r)	3,500	3,640
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (q)	3,000	3,113
9.75%, 05/15/20 (e) (r)	7,760	8,051

	Shares/Par (p)	Value
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	13,710
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,173
Other Securities		230,878

		349,986

FINANCIALS - 8.4%
Ally Financial Inc.
4.63%, 06/26/15 (e)	10,000	10,425
3.13%, 01/15/16	6,667	6,674
7.50%, 09/15/20	5,000	6,038
Barclays Bank Plc, 7.63%, 11/21/22 (e)	15,000	14,981
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	10,000	10,098
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	7,087
CNH Capital LLC
3.88%, 11/01/15 (r)	10,575	10,905
6.25%, 11/01/16 (e)	2,778	3,063
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,729
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	15,001	16,336
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,358
5.88%, 04/01/19	6,000	6,324
8.25%, 12/15/20 (e)	3,003	3,581
8.63%, 01/15/22 (e)	3,000	3,705
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,024
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (e)	3,000	3,233
Other Securities		68,825

		184,386

HEALTH CARE - 6.4%
CDRT Holding Corp., 9.25%, 10/01/17 (e) (r)	13,637	13,910
Community Health Systems Inc.
8.00%, 11/15/19	7,294	7,896
7.13%, 07/15/20	3,158	3,371
HCA Inc.
6.25%, 02/15/13 (e)	2,234	2,246
5.75%, 03/15/14	3,561	3,721
6.50%, 02/15/16	4,000	4,350
6.50%, 02/15/20 (e)	6,571	7,392
7.50%, 02/15/22 (e)	3,000	3,435
5.88%, 05/01/23 (e)	6,000	6,210
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,843
7.75%, 02/01/19 (r)	5,000	5,175
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	618
Other Securities		77,241

		140,408

INDUSTRIALS - 7.8%
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,780
6.25%, 12/01/19 (e) (r)	6,155	6,417
Algeco Scotsman Global Finance Plc
8.50%, 10/15/18 (r)	4,000	4,140
10.75%, 10/15/19 (e) (r)	22,000	21,670
Other Securities		132,628

		171,635

INFORMATION TECHNOLOGY - 3.4%
First Data Corp.
11.25%, 03/31/16	16,000	15,680
12.63%, 01/15/21 (e)	1,813	1,908

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
ViaSat Inc.
6.88%, 06/15/20 (e)	5,243	5,479
6.88%, 06/15/20 (r)	10,076	10,529
Other Securities		41,237

		74,833

MATERIALS - 11.5%
BOE Merger Corp., 9.50%, 11/01/17 (r)	12,000	12,000
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	3,000	3,255
Cemex Finance LLC
9.50%, 12/14/16 (r)	6,417	6,978
9.38%, 10/12/22 (r)	3,011	3,387
Cemex SAB de CV, 9.50%, 06/15/18 (e) (r)	1,552	1,734
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (r)	9,497	9,806
8.25%, 11/01/19 (e) (r)	10,859	11,565
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17 (i)	15,362	15,477
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	11,000	10,945
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (r)	7,447	7,487
4.00%, 10/25/22 (r)	5,239	5,296
Other Securities		166,596

		254,526

TELECOMMUNICATION SERVICES - 6.9%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	3,000	3,210
14.75%, 12/01/16 (e) (r)	1,000	1,373
12.00%, 12/01/17 (e) (r)	6,167	7,277
Frontier Communications Corp.
8.50%, 04/15/20	6,244	7,181
9.25%, 07/01/21 (e)	5,000	5,862
8.75%, 04/15/22 (e)	1,295	1,502
9.00%, 08/15/31	7,429	8,172
Intelsat Luxembourg SA, 11.25%, 02/04/17 (e)	19,500	20,621
Sprint Capital Corp., 6.88%, 11/15/28	22,141	23,027
Sprint Nextel Corp.
6.00%, 12/01/16	4,000	4,350
7.00%, 03/01/20 (e) (r)	2,553	2,968
11.50%, 11/15/21 (e)	4,000	5,440
6.00%, 11/15/22 (e)	6,000	6,165
Other Securities		56,273

		153,421

UTILITIES - 3.2%
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (r)	12,333	13,690
NRG Energy Inc.
7.63%, 01/15/18 (e)	7,825	8,686
7.88%, 05/15/21 (e)	835	927
6.63%, 03/15/23 (e) (r)	2,054	2,198
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,149
5.63%, 07/15/22	5,818	6,266
Other Securities		34,053

		70,969

Total Corporate Bonds and Notes (cost $1,843,143)		1,936,580

COMMON STOCKS - 2.1%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		6,188

CONSUMER STAPLES - 0.3%
Other Securities		6,228

	Shares/Par (p)	Value
ENERGY - 0.5%
BreitBurn Energy Partners LP	160	2,956
Other Securities		7,710

		10,666

FINANCIALS - 0.6%
Other Securities		14,091

HEALTH CARE - 0.2%
Other Securities		4,421

MATERIALS - 0.0%
Other Securities		15

TELECOMMUNICATION SERVICES - 0.1%
Other Securities		1,987

UTILITIES - 0.1%
Other Securities		2,032

Total Common Stocks (cost $38,920)		45,628

PREFERRED STOCKS - 0.9%

FINANCIALS - 0.9%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 02/06/13) (m) (r)	1	996
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,590
Other Securities		10,440

Total Preferred Stocks (cost $20,087)		20,026

TRUST PREFERREDS - 0.2%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,650
Other Securities		456

Total Trust Preferreds (cost $2,880)		3,106

INVESTMENT COMPANIES - 0.3%
Other Securities		7,414

Total Investment Companies (cost $5,446)		7,414

OTHER EQUITY INTERESTS - 1.0%
Other Securities		21,431

Total Other Equity Interests (cost $19,691)		21,431

SHORT TERM INVESTMENTS - 22.7%

Investment Company - 3.9%
JNL Money Market Fund, 0.06% (a) (h)	85,733	85,733

Securities Lending Collateral - 18.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	414,775	414,775

Total Short Term Investments (cost $500,508)		500,508

Total Investments - 117.3% (cost $2,477,935)		2,586,236
Other Assets and Liabilities, Net - (17.3%)		(380,784)

Total Net Assets - 100.0%		$2,205,452

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 12.2%
Bally Technologies Inc. (c)	32	$1,439
Best Buy Co. Inc.	198	2,349
Macy’s Inc.	103	4,011
Meredith Corp. (e)	92	3,166
Newell Rubbermaid Inc.	176	3,926
Royal Caribbean Cruises Ltd.	59	2,013
Viacom Inc. - Class B	37	1,946

		18,850

CONSUMER STAPLES - 2.4%
Ingredion Inc.	58	3,763

ENERGY - 11.2%
Comstock Resources Inc. (c)	95	1,430
Diamond Offshore Drilling Inc. (e)	56	3,785
Helix Energy Solutions Group Inc. (c)	150	3,100
National Oilwell Varco Inc.	22	1,531
Patterson-UTI Energy Inc. (e)	208	3,877
W&T Offshore Inc. (e)	220	3,519

		17,242

FINANCIALS - 16.7%
Allstate Corp.	77	3,073
American Financial Group Inc.	96	3,794
Astoria Financial Corp.	374	3,499
Hartford Financial Services Group Inc.	174	3,895
Janus Capital Group Inc. (e)	451	3,845
Lincoln National Corp.	149	3,854
Reinsurance Group of America Inc.	70	3,768

		25,728

HEALTH CARE - 9.9%
CIGNA Corp.	71	3,817
Hill-Rom Holdings Inc.	105	3,001
LifePoint Hospitals Inc. (c)	82	3,080
Owens & Minor Inc. (e)	53	1,503
Teleflex Inc.	54	3,851

		15,252

INDUSTRIALS - 22.7%
Belden Inc.	43	1,948
Con-Way Inc.	105	2,910
Esterline Technologies Corp. (c)	60	3,804
GATX Corp.	52	2,252
Kennametal Inc.	97	3,876
Lincoln Electric Holdings Inc.	76	3,675
SkyWest Inc.	128	1,592
Spirit Aerosystems Holdings Inc. - Class A (c)	236	4,005
Steelcase Inc. - Class A	240	3,061
Terex Corp. (c)	138	3,868
Textron Inc.	157	3,890

		34,881

INFORMATION TECHNOLOGY - 11.0%
Applied Materials Inc.	271	3,097
Avnet Inc. (c)	123	3,771
Fairchild Semiconductor International Inc. (c)	271	3,901
Omnivision Technologies Inc. (c)	167	2,356
Teradyne Inc. (c)	225	3,805

		16,930

MATERIALS - 9.8%
Allegheny Technologies Inc.	57	1,715
Nucor Corp.	36	1,537
Olin Corp.	139	3,003

	Shares/Par (p)	Value
PPG Industries Inc.	14	1,841
Reliance Steel & Aluminum Co.	62	3,850
Steel Dynamics Inc.	225	3,095

		15,041

UTILITIES - 3.9%
Edison International	65	2,937
PNM Resources Inc.	147	3,007

		5,944

Total Common Stocks (cost $142,879)		153,631

SHORT TERM INVESTMENTS - 8.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.06% (a) (h)	190	190

Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	12,938	12,938

Total Short Term Investments (cost $13,128)		13,128

Total Investments - 108.3% (cost $156,007)		166,759
Other Assets and Liabilities, Net - (8.3%)		(12,820)

Total Net Assets - 100.0%		$153,939

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 100.1%

CONSUMER DISCRETIONARY - 15.0%
Bally Technologies Inc. (c)	47	$2,083
Bob Evans Farms Inc.	64	2,585
Columbia Sportswear Co. (e)	45	2,423
Jakks Pacific Inc. (e)	184	2,302
Meredith Corp. (e)	76	2,632
Skechers U.S.A. Inc. - Class A (c)	57	1,049
Superior Industries International Inc.	137	2,797

		15,871

CONSUMER STAPLES - 4.9%
Cott Corp.	327	2,628
Ingredion Inc.	40	2,577

		5,205

ENERGY - 10.2%
Comstock Resources Inc. (c)	66	1,002
Helix Energy Solutions Group Inc. (c)	130	2,679
Hercules Offshore Inc. (c)	402	2,484
Patterson-UTI Energy Inc. (e)	114	2,131
W&T Offshore Inc.	154	2,469

		10,765

FINANCIALS - 10.7%
American Financial Group Inc.	54	2,118
Astoria Financial Corp.	257	2,401
Independent Bank Corp. (e)	90	2,617
Janus Capital Group Inc. (e)	311	2,648
Reinsurance Group of America Inc.	30	1,584

		11,368

HEALTH CARE - 10.0%
Greatbatch Inc. (c)	115	2,673
Hill-Rom Holdings Inc.	74	2,103
LifePoint Hospitals Inc. (c)	61	2,303
Owens & Minor Inc. (e)	37	1,060
Teleflex Inc.	34	2,432

		10,571

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INDUSTRIALS - 27.1%
Apogee Enterprises Inc.	68	1,637
Belden Inc.	60	2,708
Con-Way Inc.	92	2,559
Esterline Technologies Corp. (c)	41	2,621
GATX Corp.	44	1,896
GenCorp Inc. (c) (e)	291	2,664
Kennametal Inc.	66	2,632
Lincoln Electric Holdings Inc.	28	1,373
SkyWest Inc.	189	2,359
Spirit Aerosystems Holdings Inc. - Class A (c)	161	2,724
Steelcase Inc. - Class A	211	2,688
Terex Corp. (c)	99	2,780

		28,641

INFORMATION TECHNOLOGY - 12.6%
Benchmark Electronics Inc. (c)	161	2,678
Fairchild Semiconductor International Inc. (c)	184	2,650
Omnivision Technologies Inc. (c)	192	2,696
SYNNEX Corp. (c)	78	2,671
Teradyne Inc. (c)	158	2,670

		13,365

MATERIALS - 7.6%
Allegheny Technologies Inc.	53	1,597
Olin Corp.	124	2,671
Reliance Steel & Aluminum Co.	29	1,813
Steel Dynamics Inc.	140	1,922

		8,003

UTILITIES - 2.0%
PNM Resources Inc.	101	2,068

Total Common Stocks (cost $97,947)		105,857

SHORT TERM INVESTMENTS - 11.5%

Securities Lending Collateral - 11.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	12,180	12,180

Total Short Term Investments (cost $12,180)		12,180

Total Investments - 111.6% (cost $110,127)		118,037
Other Assets and Liabilities, Net - (11.6%)		(12,304)

Total Net Assets - 100.0%		$105,733

JNL/PPM America Value Equity Fund

COMMON STOCKS - 100.1%

CONSUMER DISCRETIONARY - 11.5%
Best Buy Co. Inc.	133	$1,574
Comcast Corp. - Class A	79	2,949
Macy’s Inc.	71	2,771
Newell Rubbermaid Inc.	107	2,387
Royal Caribbean Cruises Ltd. (e)	33	1,122
Viacom Inc. - Class B	55	2,890

		13,693

CONSUMER STAPLES - 5.7%
Altria Group Inc.	75	2,350
Archer-Daniels-Midland Co.	100	2,731
CVS Caremark Corp.	36	1,721

		6,802

	Shares/Par (p)	Value
ENERGY - 12.7%
Apache Corp.	39	3,022
Chevron Corp.	27	2,963
Diamond Offshore Drilling Inc. (e)	40	2,712
National Oilwell Varco Inc.	28	1,886
Occidental Petroleum Corp.	38	2,904
Patterson-UTI Energy Inc. (e)	84	1,572

		15,059

FINANCIALS - 24.8%
Allstate Corp.	51	2,049
Bank of America Corp.	137	1,592
Goldman Sachs Group Inc.	24	3,036
Hartford Financial Services Group Inc.	133	2,984
JPMorgan Chase & Co.	68	2,986
Lincoln National Corp.	114	2,955
Morgan Stanley	167	3,189
PNC Financial Services Group Inc.	45	2,601
Travelers Cos. Inc.	37	2,679
U.S. Bancorp	72	2,296
Wells Fargo & Co.	89	3,025

		29,392

HEALTH CARE - 10.8%
CIGNA Corp.	55	2,935
Johnson & Johnson	16	1,136
Medtronic Inc.	69	2,834
Merck & Co. Inc.	72	2,940
Pfizer Inc.	117	2,929

		12,774

INDUSTRIALS - 9.4%
Caterpillar Inc.	33	2,947
Lockheed Martin Corp.	32	2,935
Spirit Aerosystems Holdings Inc. - Class A (c)	95	1,605
Terex Corp. (c)	48	1,344
Textron Inc.	95	2,362

		11,193

INFORMATION TECHNOLOGY - 16.4%
Apple Inc.	6	2,985
Applied Materials Inc.	218	2,488
Avnet Inc. (c)	46	1,420
Hewlett-Packard Co.	190	2,700
Intel Corp.	141	2,899
International Business Machines Corp.	9	1,724
Microsoft Corp.	109	2,903
Texas Instruments Inc.	74	2,280

		19,399

MATERIALS - 4.4%
Allegheny Technologies Inc.	54	1,630
Nucor Corp.	48	2,086
PPG Industries Inc.	11	1,435

		5,151

TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	69	2,316
Verizon Communications Inc.	27	1,160

		3,476

UTILITIES - 1.5%
Edison International	39	1,749

Total Common Stocks (cost $108,352)		118,688

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 0.2%
JNL Money Market Fund, 0.06% (a) (h)	249	249

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	4,058	4,058

Total Short Term Investments (cost $4,307)		4,307

Total Investments - 103.7% (cost $112,659)		122,995
Other Assets and Liabilities, Net - (3.7%)		(4,340)

Total Net Assets - 100.0%		$118,655

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 98.8%

DIVERSIFIED - 13.1%

Holding Companies - Diversified - 13.1%
Ackermans & van Haaren NV	240	$19,803
Aker ASA	287	11,061
Remgro Ltd.	571	10,774
Schouw & Co.	737	19,428
Wendel Investissement	275	28,347

		89,413

FINANCIALS - 82.1%

Closed - End Funds - 39.8%
AP Alternative Assets LP (e)	1,894	28,140
Candover Investments Plc (c)	710	3,831
Castle Private Equity Ltd. (c)	880	12,507
Conversus Capital LP	1,727	34,824
Electra Private Equity Plc (c)	1,035	32,296
Graphite Enterprise Trust Plc	3,362	24,195
HarbourVest Global Private Equity Ltd. (c)	2,574	19,924
HBM Healthcare Investments AG - Class A (c) (e)	283	14,368
HgCapital Trust Plc	951	15,731
Pantheon International LLC (c)	990	14,294
Pantheon International LLC - Redeemable Shares (c)	515	7,234
Princess Private Equity Holding Ltd.	2,808	25,295
Standard Life European Private Equity Trust Plc	3,622	9,856
SVG Capital Plc (c)	6,323	29,768

		272,263

Diversified Financial Services - 15.3%
Blackstone Group LP	2,142	33,389
Intermediate Capital Group Plc	2,715	14,175
KKR & Co. LP	2,076	31,624
Onex Corp.	604	25,407

		104,595

Investment Companies - 5.0%
Brederode SA	7	216
Hosken Consolidated Investments Ltd.	870	9,960
Investor AB	423	11,112
Ratos AB	1,390	13,387

		34,675

Real Estate - 2.5%
Brookfield Asset Management Inc. - Class A	470	17,218

Venture Capital - 19.5%
Altamir Amboise	1,397	13,640
American Capital Ltd. (c)	1,116	13,392
Apollo Global Management LLC - Class A	1,535	26,653
Aurelius AG (e)	275	14,520
Bure Equity AB	1,853	6,257
Carlyle Group LP	190	4,948
Deutsche Beteiligungs AG	405	10,459

	Shares/Par (p)	Value
Eurazeo	565	27,332
Gimv NV	209	10,485
IP Group Plc (c)	2,851	5,615

		133,301

TELECOMMUNICATION SERVICES - 3.6%
ICG Group Inc. (c)	1,257	14,366
Safeguard Scientifics Inc. (c)	711	10,492

Total Common Stocks (cost $581,565)		676,323

SHORT TERM INVESTMENTS - 1.3%

Investment Company - 1.2%
JNL Money Market Fund, 0.06% (a) (h)	7,953	7,953

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	1,088	1,088

Total Short Term Investments (cost $9,041)		9,041

Total Investments - 100.1% (cost $590,606)		685,364
Other Assets and Liabilities, Net - (0.1%)		(698)

Total Net Assets - 100.0%		$684,666

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 42.5%
Apollo Group Inc. - Class A (c)	1,398	$29,236
Bed Bath & Beyond Inc. (c)	457	25,535
Big Lots Inc. (c)	952	27,104
Chipotle Mexican Grill Inc. - Class A (c)	102	30,243
Coach Inc.	464	25,738
Dollar Tree Inc. (c)	642	26,059
Family Dollar Stores Inc.	377	23,898
Fossil Inc. (c)	310	28,885
Gap Inc.	779	24,171
Netflix Inc. (c) (e)	328	30,452
PetSmart Inc.	380	25,937
Ross Stores Inc.	471	25,528
Starbucks Corp.	517	27,741

		350,527

CONSUMER STAPLES - 6.5%
Estee Lauder Cos. Inc. - Class A	461	27,577
Kroger Co.	1,022	26,593

		54,170

HEALTH CARE - 3.3%
Varian Medical Systems Inc. (c)	388	27,255

INDUSTRIALS - 20.7%
Boeing Co.	361	27,208
CH Robinson Worldwide Inc.	434	27,461
Fastenal Co.	642	29,968
Robert Half International Inc.	949	30,197
Rockwell Automation Inc.	339	28,444
Rockwell Collins Inc.	469	27,282

		170,560

INFORMATION TECHNOLOGY - 23.5%
Apple Inc.	46	24,438
Intel Corp.	1,370	28,271
Intuit Inc.	448	26,635
MasterCard Inc. - Class A	55	26,978
Paychex Inc.	826	25,720
Seagate Technology	1,068	32,567

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Western Union Co.	2,127	28,945

		193,554

MATERIALS - 3.1%
CF Industries Holdings Inc.	125	25,471

Total Common Stocks (cost $778,994)		821,537

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 0.4%
JNL Money Market Fund, 0.06% (a) (h)	3,460	3,460

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	29,950	29,950

Total Short Term Investments (cost $33,410)		33,410

Total Investments - 103.7% (cost $812,404)		854,947
Other Assets and Liabilities, Net - (3.7%)		(30,223)

Total Net Assets - 100.0%		$824,724

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 9.7%
Hasbro Inc. (e)	1,092	$39,187
Mattel Inc.	1,115	40,842
McDonald’s Corp.	481	42,399

		122,428

CONSUMER STAPLES - 9.8%
HJ Heinz Co.	718	41,427
Kimberly-Clark Corp.	488	41,206
Sysco Corp.	1,327	42,003

		124,636

ENERGY - 10.1%
Chevron Corp.	397	42,967
ConocoPhillips	738	42,769
Occidental Petroleum Corp.	558	42,771

		128,507

FINANCIALS - 9.7%
CME Group Inc.	760	38,517
HCP Inc.	932	42,113
Kimco Realty Corp.	2,172	41,966

		122,596

HEALTH CARE - 10.0%
Bristol-Myers Squibb Co.	1,287	41,940
Johnson & Johnson	602	42,216
Pfizer Inc.	1,678	42,095

		126,251

INDUSTRIALS - 10.0%
Lockheed Martin Corp.	448	41,381
Norfolk Southern Corp.	693	42,849
Raytheon Co.	732	42,151

		126,381

INFORMATION TECHNOLOGY - 10.4%
Hewlett-Packard Co.	3,221	45,899
Intel Corp.	2,138	44,105
Microsoft Corp.	1,577	42,167

		132,171

	Shares/Par (p)	Value
MATERIALS - 10.2%
Air Products & Chemicals Inc.	506	42,537
E.I. du Pont de Nemours & Co.	973	43,771
Praxair Inc.	392	42,868

		129,176

TELECOMMUNICATION SERVICES - 9.8%
AT&T Inc.	1,226	41,320
CenturyLink Inc.	1,081	42,284
Verizon Communications Inc.	948	41,030

		124,634

UTILITIES - 9.9%
AGL Resources Inc.	1,064	42,518
Consolidated Edison Inc.	753	41,803
Southern Co.	964	41,276

		125,597

Total Common Stocks (cost $1,214,123)		1,262,377

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 0.3%
JNL Money Market Fund, 0.06% (a) (h)	4,053	4,053

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	35,611	35,611

Total Short Term Investments (cost $39,664)		39,664

Total Investments - 102.7% (cost $1,253,787)		1,302,041
Other Assets and Liabilities, Net - (2.7%)		(34,490)

Total Net Assets - 100.0%		$1,267,551

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 22.6%
Big Lots Inc. (c)	808	$22,987
Comcast Corp. - Class A	612	22,884
Gannett Co. Inc.	1,272	22,902
Macy’s Inc.	588	22,933
O’Reilly Automotive Inc. (c)	242	21,616
Omnicom Group Inc.	457	22,845
Staples Inc.	1,944	22,159

		158,326

CONSUMER STAPLES - 3.4%
Safeway Inc. (e)	1,329	24,050

ENERGY - 6.9%
Peabody Energy Corp.	906	24,108
Valero Energy Corp.	706	24,074

		48,182

HEALTH CARE - 16.7%
Aetna Inc.	527	24,384
AmerisourceBergen Corp.	539	23,261
Bristol-Myers Squibb Co.	697	22,717
Medtronic Inc.	540	22,156
St. Jude Medical Inc.	664	23,980

		116,498

INDUSTRIALS - 19.9%
Dun & Bradstreet Corp.	287	22,594
General Dynamics Corp.	342	23,693
L-3 Communications Holdings Inc.	296	22,694

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Northrop Grumman Systems Corp.	341	23,045
Raytheon Co.	398	22,916
Southwest Airlines Co.	2,387	24,441

		139,383

INFORMATION TECHNOLOGY - 30.2%
Applied Materials Inc.	2,120	24,251
CA Inc.	1,026	22,559
Cisco Systems Inc.	1,203	23,637
Dell Inc.	2,360	23,906
Hewlett-Packard Co.	1,751	24,955
KLA-Tencor Corp.	500	23,892
Symantec Corp. (c)	1,213	22,823
Total System Services Inc.	1,036	22,195
Xerox Corp.	3,340	22,779

		210,997

Total Common Stocks (cost $689,673)		697,436

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 0.1%
JNL Money Market Fund, 0.06% (a) (h)	828	828

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	24,263	24,263

Total Short Term Investments (cost $25,091)		25,091

Total Investments - 103.3% (cost $714,764)		722,527
Other Assets and Liabilities, Net - (3.3%)		(23,384)

Total Net Assets - 100.0%		$699,143

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 16.3%
Apollo Group Inc. - Class A (c)	875	$18,302
GameStop Corp. - Class A (e)	640	16,047
Gannett Co. Inc.	945	17,021
Staples Inc.	1,435	16,355
Washington Post Co. - Class B	46	16,703

		84,428

CONSUMER STAPLES - 6.5%
Reynolds American Inc.	384	15,907
Safeway Inc. (e)	981	17,750

		33,657

ENERGY - 3.3%
ConocoPhillips	295	17,097

FINANCIALS - 23.9%
American Express Co.	300	17,262
Citigroup Inc.	486	19,213
Goldman Sachs Group Inc.	143	18,179
JPMorgan Chase & Co.	409	17,970
Legg Mason Inc.	658	16,912
MetLife Inc.	506	16,660
State Street Corp.	378	17,758

		123,954

INDUSTRIALS - 23.2%
Flowserve Corp.	121	17,787
General Electric Co.	801	16,803
L-3 Communications Holdings Inc.	218	16,736
Northrop Grumman Systems Corp.	252	17,009

	Shares/Par (p)	Value
Pitney Bowes Inc. (e)	1,500	15,961
Southwest Airlines Co.	1,762	18,039
Textron Inc.	718	17,801

		120,136

INFORMATION TECHNOLOGY - 20.1%
Applied Materials Inc.	1,565	17,899
CA Inc.	758	16,650
Harris Corp.	356	17,440
Hewlett-Packard Co.	1,293	18,418
Lam Research Corp. (c)	478	17,270
Xerox Corp.	2,465	16,813

		104,490

TELECOMMUNICATION SERVICES - 6.4%
AT&T Inc.	492	16,579
CenturyLink Inc.	432	16,907

		33,486

Total Common Stocks (cost $499,543)		517,248

SHORT TERM INVESTMENTS - 8.9%

Investment Company - 0.2%
JNL Money Market Fund, 0.06% (a) (h)	885	885

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	45,215	45,215

Total Short Term Investments (cost $46,100)		46,100

Total Investments - 108.6% (cost $545,643)		563,348
Other Assets and Liabilities, Net - (8.6%)		(44,553)

Total Net Assets - 100.0%		$518,795

JNL/S&P 4 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (38.9%) (a)	25,571	$320,657
JNL/S&P Dividend Income & Growth Fund (25.1%) (a)	27,991	318,821
JNL/S&P Intrinsic Value Fund (45.9%) (a)	29,342	320,709
JNL/S&P Total Yield Fund (62.5%) (a)	31,309	324,360

Total Investment Companies (cost $1,067,398)		1,284,547

Total Investments - 100.0% (cost $1,067,398)		1,284,547
Other Assets and Liabilities, Net - (0.0% )		(83)

Total Net Assets - 100.0%		$1,284,464

JNL/S&P Managed Conservative Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/DFA U.S. Core Equity Fund (16.0%) (a)	4,529	$36,908
JNL/Eagle SmallCap Equity Fund (1.5%) (a)	814	18,524
JNL/Franklin Templeton Global Multisector Bond Fund (6.8%) (a)	5,643	66,816
JNL/Franklin Templeton Small Cap Value Fund (2.1%) (a)	1,556	19,494
JNL/Goldman Sachs Core Plus Bond Fund (6.1%) (a)	4,423	55,015
JNL/Goldman Sachs Emerging Markets Debt Fund (2.1%) (a)	1,399	19,743

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/Goldman Sachs Mid Cap Value Fund (3.8%) (a)	3,399	37,595
JNL/Invesco Global Real Estate Fund (1.4%) (a)	1,941	19,178
JNL/Invesco International Growth Fund (2.6%) (a)	1,719	18,724
JNL/Invesco Large Cap Growth Fund (3.6%) (a)	2,780	35,617
JNL/JPMorgan International Value Fund (2.5%) (a)	1,759	12,508
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.7%) (a)	16,170	227,832
JNL/Lazard Emerging Markets Fund (1.4%) (a)	1,694	19,432
JNL/PIMCO Real Return Fund (8.1%) (a)	19,356	249,504
JNL/PIMCO Total Return Bond Fund (3.5%) (a)	15,545	203,010
JNL/PPM America Floating Rate Income Fund (15.8%) (a)	9,828	104,181
JNL/PPM America Total Return Fund (17.8%) (a)	7,338	86,811
JNL/T. Rowe Price Established Growth Fund (1.4%) (a)	1,459	36,367
JNL/T. Rowe Price Short-Term Bond Fund (22.0%) (a)	44,149	444,133
JNL/T. Rowe Price Value Fund (4.7%) (a)	5,987	73,880
JNL/WMC Value Fund (4.3%) (a)	2,968	55,016

Total Investment Companies (cost $1,760,471)		1,840,288

Total Investments - 100.0% (cost $1,760,471)		1,840,288
Other Assets and Liabilities, Net - (0.0% )		(260)

Total Net Assets - 100.0%		$1,840,028

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Eagle SmallCap Equity Fund (2.4%) (a)	1,328	$30,238
JNL/Franklin Templeton Global Multisector Bond Fund (14.8%) (a)	12,186	144,286
JNL/Franklin Templeton Small Cap Value Fund (5.8%) (a)	4,257	53,340
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (a)	2,343	33,060
JNL/Goldman Sachs Mid Cap Value Fund (9.1%) (a)	8,065	89,195
JNL/Invesco Global Real Estate Fund (4.7%) (a)	6,494	64,162
JNL/Invesco International Growth Fund (4.1%) (a)	2,750	29,948
JNL/Invesco Large Cap Growth Fund (8.6%) (a)	6,682	85,593
JNL/Invesco Small Cap Growth Fund (5.2%) (a)	1,437	20,555
JNL/JPMorgan International Value Fund (3.8%) (a)	2,701	19,206
JNL/JPMorgan MidCap Growth Fund (1.8%) (a)	457	10,005
JNL/JPMorgan U.S. Government & Quality Bond Fund (12.2%) (a)	14,405	202,959
JNL/Lazard Emerging Markets Fund (2.2%) (a)	2,702	30,992
JNL/Oppenheimer Global Growth Fund (4.8%) (a)	2,683	30,586
JNL/PIMCO Real Return Fund (6.5%) (a)	15,604	201,136
JNL/PIMCO Total Return Bond Fund (5.5%) (a)	24,276	317,048
JNL/PPM America Floating Rate Income Fund (18.1%) (a)	11,261	119,371

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund (4.0%) (a)	12,284	88,569
JNL/PPM America Total Return Fund (22.6%) (a)	9,307	110,102
JNL/T. Rowe Price Established Growth Fund (7.9%) (a)	8,014	199,719
JNL/T. Rowe Price Short-Term Bond Fund (32.3%) (a)	64,760	651,486
JNL/T. Rowe Price Value Fund (12.9%) (a)	16,440	202,863
JNL/WMC Value Fund (14.0%) (a)	9,667	179,218

Total Investment Companies (cost $2,770,085)		2,913,637

Total Investments - 100.0% (cost $2,770,085)		2,913,637
Other Assets and Liabilities, Net - (0.0% )		(403)

Total Net Assets - 100.0%		$2,913,234

JNL/S&P Managed Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (9.3%) (a)	13,340	$136,466
JNL/Eagle SmallCap Equity Fund (11.0%) (a)	6,165	140,375
JNL/Franklin Templeton Global Multisector Bond Fund (33.1%) (a)	27,374	324,105
JNL/Franklin Templeton Small Cap Value Fund (27.2%) (a)	19,940	249,846
JNL/Goldman Sachs Core Plus Bond Fund (8.5%) (a)	6,197	77,089
JNL/Goldman Sachs Emerging Markets Debt Fund (25.7%) (a)	17,337	244,625
JNL/Goldman Sachs Mid Cap Value Fund (23.8%) (a)	21,067	233,001
JNL/Invesco Global Real Estate Fund (10.2%) (a)	14,034	138,654
JNL/Invesco International Growth Fund (13.4%) (a)	8,967	97,655
JNL/Invesco Large Cap Growth Fund (18.7%) (a)	14,554	186,440
JNL/Invesco Small Cap Growth Fund (26.2%) (a)	7,230	103,391
JNL/JPMorgan International Value Fund (12.3%) (a)	8,761	62,291
JNL/JPMorgan MidCap Growth Fund (4.5%) (a)	1,142	25,011
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.0%) (a)	17,685	249,185
JNL/Lazard Emerging Markets Fund (14.1%) (a)	17,329	198,762
JNL/Oppenheimer Global Growth Fund (7.9%) (a)	4,397	50,127
JNL/PIMCO Real Return Fund (3.0%) (a)	7,081	91,272
JNL/PIMCO Total Return Bond Fund (8.5%) (a)	38,002	496,303
JNL/PPM America Floating Rate Income Fund (15.5%) (a)	9,623	102,006
JNL/PPM America High Yield Bond Fund (8.1%) (a)	24,827	179,006
JNL/PPM America Mid Cap Value Fund (9.9%) (a)	1,436	15,279
JNL/PPM America Total Return Fund (32.5%) (a)	13,378	158,260
JNL/T. Rowe Price Established Growth Fund (14.9%) (a)	15,169	378,009
JNL/T. Rowe Price Short-Term Bond Fund (11.7%) (a)	23,492	236,327

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/T. Rowe Price Value Fund (22.0%) (a)	27,907	344,376
JNL/WMC Value Fund (22.1%) (a)	15,276	283,210

Total Investment Companies (cost $4,517,650)		4,801,071

Total Investments - 100.0% (cost $4,517,650)		4,801,071
Other Assets and Liabilities, Net - (0.0% )		(659)

Total Net Assets - 100.0%		$4,800,412

JNL/S&P Managed Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (8.5%) (a)	12,161	$124,408
JNL/Eagle SmallCap Equity Fund (17.8%) (a)	9,925	225,998
JNL/Franklin Templeton Global Multisector Bond Fund (3.6%) (a)	3,005	35,581
JNL/Franklin Templeton Small Cap Value Fund (19.2%) (a)	14,128	177,026
JNL/Goldman Sachs Emerging Markets Debt Fund (12.8%) (a)	8,614	121,548
JNL/Goldman Sachs Mid Cap Value Fund (14.9%) (a)	13,150	145,440
JNL/Invesco Global Real Estate Fund (7.0%) (a)	9,725	96,088
JNL/Invesco International Growth Fund (17.9%) (a)	12,011	130,795
JNL/Invesco Large Cap Growth Fund (24.2%) (a)	18,838	241,310
JNL/Invesco Small Cap Growth Fund (8.2%) (a)	2,276	32,542
JNL/JPMorgan International Value Fund (12.8%) (a)	9,120	64,846
JNL/JPMorgan MidCap Growth Fund (32.3%) (a)	8,200	179,582
JNL/JPMorgan U.S. Government & Quality Bond Fund (4.1%) (a)	4,808	67,744
JNL/Lazard Emerging Markets Fund (11.4%) (a)	14,063	161,298
JNL/M&G Global Basics Fund (45.8%) (a)	7,227	98,721
JNL/Oppenheimer Global Growth Fund (15.5%) (a)	8,646	98,563
JNL/PIMCO Real Return Fund (2.0%) (a)	4,768	61,454
JNL/PIMCO Total Return Bond Fund (2.2%) (a)	9,820	128,242
JNL/PPM America High Yield Bond Fund (8.6%) (a)	26,205	188,935
JNL/PPM America Mid Cap Value Fund (9.9%) (a)	1,436	15,279
JNL/PPM America Total Return Fund (7.9%) (a)	3,258	38,547
JNL/T. Rowe Price Established Growth Fund (12.5%) (a)	12,780	318,479
JNL/T. Rowe Price Mid-Cap Growth Fund (5.2%) (a)	3,162	92,153
JNL/T. Rowe Price Value Fund (14.5%) (a)	18,422	227,332
JNL/WMC Value Fund (15.0%) (a)	10,350	191,892

Total Investment Companies (cost $3,023,481)		3,263,803

Total Investments - 100.0% (cost $3,023,481)		3,263,803
Other Assets and Liabilities, Net - (0.0% )		(467)

Total Net Assets - 100.0%		$3,263,336

	Shares/Par (p)	Value
JNL/S&P Managed Aggressive Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.8%) (a)	4,031	$41,241
JNL/Eagle SmallCap Equity Fund (7.7%) (a)	4,278	97,410
JNL/Franklin Templeton Small Cap Value Fund (7.4%) (a)	5,424	67,965
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (a)	2,396	33,808
JNL/Goldman Sachs Mid Cap Value Fund (6.6%) (a)	5,845	64,646
JNL/Invesco Global Real Estate Fund (3.3%) (a)	4,547	44,919
JNL/Invesco International Growth Fund (6.3%) (a)	4,218	45,931
JNL/Invesco Large Cap Growth Fund (9.6%) (a)	7,455	95,500
JNL/JPMorgan International Value Fund (2.3%) (a)	1,622	11,530
JNL/JPMorgan MidCap Growth Fund (7.8%) (a)	1,985	43,475
JNL/Lazard Emerging Markets Fund (4.0%) (a)	4,954	56,820
JNL/M&G Global Basics Fund (21.8%) (a)	3,447	47,087
JNL/Oppenheimer Global Growth Fund (7.3%) (a)	4,085	46,568
JNL/PIMCO Total Return Bond Fund (0.4%) (a)	1,679	21,933
JNL/PPM America High Yield Bond Fund (2.1%) (a)	6,301	45,433
JNL/T. Rowe Price Established Growth Fund (4.2%) (a)	4,271	106,420
JNL/T. Rowe Price Mid-Cap Growth Fund (2.7%) (a)	1,670	48,676
JNL/T. Rowe Price Value Fund (5.5%) (a)	7,042	86,900
JNL/WMC Value Fund (6.7%) (a)	4,629	85,820

Total Investment Companies (cost $989,136)		1,092,082

Total Investments - 100.0% (cost $989,136)		1,092,082
Other Assets and Liabilities, Net - (0.0%)		(176)

Total Net Assets - 100.0%		$1,091,906

JNL/T. Rowe Price Established Growth Fund* (y)

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 20.2%
Amazon.com Inc. (c)	443	$111,330
AutoZone Inc. (c)	63	22,187
Carmax Inc. (c)	427	16,041
Chipotle Mexican Grill Inc. - Class A (c)	71	21,120
Fossil Inc. (c)	173	16,097
Home Depot Inc.	480	29,676
Las Vegas Sands Corp.	434	20,033
Priceline.com Inc. (c)	96	59,894
Starbucks Corp.	584	31,325
Starwood Hotels & Resorts Worldwide Inc.	317	18,189
Walt Disney Co.	332	16,515
Other Securities		151,900

		514,307

CONSUMER STAPLES - 5.3%
Costco Wholesale Corp.	195	19,240
CVS Caremark Corp.	482	23,295

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Other Securities		92,527

		135,062

ENERGY - 4.2%
EOG Resources Inc.	176	21,307
Range Resources Corp.	324	20,370
Schlumberger Ltd.	259	17,974
Other Securities		47,904

		107,555

FINANCIALS - 5.8%
American Express Co.	566	32,528
American Tower Corp.	739	57,072
Franklin Resources Inc.	181	22,727
Invesco Ltd.	702	18,310
Other Securities		16,242

		146,879

HEALTH CARE - 9.3%
Alexion Pharmaceuticals Inc. (c)	180	16,858
Biogen Idec Inc. (c)	156	22,895
Gilead Sciences Inc. (c)	299	21,948
McKesson Corp.	316	30,678
Valeant Pharmaceuticals International Inc. (c)	277	16,556
Other Securities		126,279

		235,214

INDUSTRIALS - 12.4%
Boeing Co.	218	16,413
Danaher Corp.	1,091	61,004
Fastenal Co.	750	35,036
Kansas City Southern	264	22,055
Precision Castparts Corp.	242	45,802
Roper Industries Inc.	204	22,720
Union Pacific Corp.	202	25,395
United Parcel Service Inc. - Class B	292	21,559
Other Securities		64,627

		314,611

INFORMATION TECHNOLOGY - 34.8%
Accenture Plc - Class A	403	26,773
Apple Inc.	453	241,303
Broadcom Corp. - Class A	502	16,655
eBay Inc. (c)	1,191	60,744
EMC Corp. (c)	665	16,832
Google Inc. - Class A (c)	175	124,424
Juniper Networks Inc. (c)	1,061	20,862
LinkedIn Corp. (c)	151	17,338
MasterCard Inc. - Class A	157	77,278
QUALCOMM Inc.	1,048	64,978
Red Hat Inc. (c)	298	15,766
Salesforce.com Inc. (c)	172	28,863
Visa Inc. - Class A	349	52,947
Other Securities		119,999

		884,762

MATERIALS - 3.4%
Ecolab Inc.	226	16,242
Praxair Inc.	410	44,908
Sherwin-Williams Co.	162	24,888

		86,038

TELECOMMUNICATION SERVICES - 3.0%
Crown Castle International Corp. (c)	1,047	75,515

Total Common Stocks (cost $1,922,666)		2,499,943

	Shares/Par (p)	Value
PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.1%
Other Securities		3,431

Total Preferred Stocks (cost $5,164)		3,431

SHORT TERM INVESTMENTS - 2.2%

Investment Companies - 1.6%
JNL Money Market Fund, 0.06% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	37,257	37,257

		39,257

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	15,375	15,375

Total Short Term Investments (cost $54,632)		54,632

Total Investments - 100.7% (cost $1,982,462)		2,558,006
Other Assets and Liabilities, Net - (0.7%)		(18,222)

Total Net Assets - 100.0%		$2,539,784

JNL/T. Rowe Price Mid-Cap Growth Fund* (y)

COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 14.9%
AutoZone Inc. (c)	49	$17,367
Carmax Inc. (c)	680	25,527
Charter Communications Inc. - Class A (c)	206	15,706
Dollar General Corp. (c)	527	23,235
Kohl’s Corp.	352	15,129
Marriott International Inc. - Class A	531	19,790
O’Reilly Automotive Inc. (c)	174	15,559
WABCO Holdings Inc. (c)	248	16,167
Other Securities		115,875

		264,355

CONSUMER STAPLES - 1.8%
Other Securities		32,756

ENERGY - 6.3%
EQT Corp.	341	20,112
Range Resources Corp.	317	19,917
SM Energy Co.	341	17,803
Southwestern Energy Co. (c)	470	15,703
Other Securities		38,474

		112,009

FINANCIALS - 6.8%
HCC Insurance Holdings Inc.	364	13,544
MSCI Inc. - Class A (c)	577	17,881
TD Ameritrade Holding Corp.	842	14,154
Other Securities		74,328

		119,907

HEALTH CARE - 19.0%
Agilent Technologies Inc.	396	16,212
Alexion Pharmaceuticals Inc. (c)	144	13,509
CareFusion Corp. (c)	608	17,377
Catamaran Corp. (c)	487	22,942
Covance Inc. (c)	330	19,064
CR Bard Inc.	170	16,616
Dentsply International Inc.	777	30,777
Henry Schein Inc. (c)	193	15,529
Idexx Laboratories Inc. (c)	189	17,539

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Laboratory Corp. of America Holdings (c)	268	23,214
Regeneron Pharmaceuticals Inc. (c)	80	13,685
Other Securities		130,949

		337,413

INDUSTRIALS - 21.5%
AMETEK Inc.	878	32,987
Babcock & Wilcox Co.	742	19,440
Fastenal Co.	512	23,905
Gardner Denver Inc.	329	22,537
IDEX Corp.	438	20,380
IHS Inc. - Class A (c)	311	29,856
Manpower Inc.	463	19,650
Pall Corp.	374	22,537
Quanta Services Inc. (c)	931	25,407
Roper Industries Inc.	243	27,090
Textron Inc.	981	24,319
Verisk Analytics Inc. - Class A (c)	282	14,382
Other Securities		98,197

		380,687

INFORMATION TECHNOLOGY - 20.7%
Amdocs Ltd.	634	21,550
Fiserv Inc. (c)	340	26,870
Gartner Inc. - Class A (c)	582	26,784
JDS Uniphase Corp. (c)	1,560	21,122
Motorola Solutions Inc.	345	19,210
Nuance Communications Inc. (c)	713	15,914
Red Hat Inc. (c)	366	19,383
Trimble Navigation Ltd. (c)	436	26,064
Xilinx Inc.	488	17,519
Other Securities		171,569

		365,985

MATERIALS - 3.5%
Agnico-Eagle Mines Ltd.	345	18,099
Franco-Nevada Corp.	291	16,611
Other Securities		26,524

		61,234

UTILITIES - 1.4%
Calpine Corp. (c)	1,399	25,364

Total Common Stocks (cost $1,402,254)		1,699,710

PREFERRED STOCKS - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Other Securities		222

INFORMATION TECHNOLOGY - 0.2%
Other Securities		4,104

Total Preferred Stocks (cost $10,310)		4,326

SHORT TERM INVESTMENTS - 9.2%

Investment Companies - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	915	915
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	62,733	62,733

		63,648

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	98,375	98,375

Total Short Term Investments (cost $162,023)		162,023

Total Investments - 105.3% (cost $1,574,587)		1,866,059
Other Assets and Liabilities, Net - (5.3%)		(94,469)

Total Net Assets - 100.0%		$1,771,590

	Shares/Par (p)	Value
JNL/T. Rowe Price Short-Term Bond Fund* (y)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.7%
Ally Master Owner Trust
2.15%, 01/15/16	$885	$899
1.01%, 02/15/17 (i)	8,000	8,069
American Express Credit Account Master Trust
0.38%, 04/17/17 (i)	3,185	3,192
0.99%, 03/15/18	2,840	2,847
1.29%, 03/15/18 (r)	3,245	3,255
1.07%, 05/15/18 (r)	770	770
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	183	184
1.61%, 10/08/15	1,895	1,905
2.33%, 03/08/16	1,935	1,968
1.17%, 05/09/16	3,140	3,158
1.55%, 07/08/16	5,165	5,229
1.73%, 02/08/17	1,710	1,735
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	697
4.62%, 07/10/43	3,200	3,205
4.67%, 07/10/43	7,804	8,484
5.73%, 05/10/45 (i)	6,510	7,458
5.63%, 07/10/46	1,860	2,128
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	880	914
REMIC, 5.20%, 12/11/38	4,560	5,226
REMIC, 5.12%, 02/11/41 (i)	1,718	1,866
REMIC, 4.67%, 06/11/41	1,050	1,138
REMIC, 5.54%, 09/11/41	1,280	1,470
REMIC, 5.75%, 09/11/42	2,564	2,766
REMIC, 5.61%, 06/11/50	672	684
REMIC, 5.70%, 06/11/50	912	968
CarMax Auto Owner Trust
1.56%, 07/15/14	106	106
2.04%, 10/15/15	2,420	2,458
0.91%, 12/15/15	3,045	3,058
3.75%, 12/15/15	660	683
4.88%, 08/15/16	420	433
0.89%, 09/15/16	1,650	1,661
0.84%, 03/15/17	3,040	3,061
0.52%, 07/17/17	3,095	3,094
CNH Equipment Trust
1.03%, 11/17/14	312	312
3.00%, 08/17/15	965	972
0.91%, 08/15/16	2,770	2,784
0.94%, 05/15/17	4,480	4,513
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,223
0.85%, 01/15/15	2,385	2,396
REMIC, 1.10%, 12/15/15 (r)	735	736
REMIC, 1.50%, 03/15/17 (r)	910	911
Ford Credit Auto Owner Trust
2.42%, 11/15/14	1,597	1,611
8.14%, 02/15/16 (r)	415	440
4.05%, 10/15/16	645	679
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,947
4.20%, 02/15/17 (r)	3,120	3,350
4.99%, 02/15/17 (r)	2,230	2,369
REMIC, 1.50%, 09/15/15	3,700	3,726
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,801

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	408	408
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,522
2.33%, 03/10/44 (r)	3,405	3,490
5.79%, 08/10/45 (i)	1,065	1,142
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,277
0.73%, 06/15/18	4,305	4,308
REMIC, 0.72%, 03/15/16	2,325	2,333
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	1,725	1,778
4.72%, 02/11/41	300	309
5.54%, 10/12/41	1,854	2,135
4.68%, 07/15/42	626	632
5.00%, 08/15/42 (i)	2,421	2,637
5.48%, 12/12/44 (i)	1,700	1,911
1.03%, 05/15/45	461	464
1.87%, 02/15/46 (r)	1,854	1,885
1.53%, 07/15/46 (r)	2,845	2,881
JPMorgan Mortgage Trust REMIC, 3.06%, 07/25/35 (i)	311	307
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,911
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	880	930
4.78%, 12/13/41	950	1,012
4.99%, 08/13/42	1,565	1,710
6.27%, 01/11/43 (i)	2,430	2,562
5.73%, 07/12/44 (i)	2,865	3,286
SMART Trust
1.04%, 09/14/14 (r)	805	807
1.77%, 10/14/14 (r)	757	761
1.54%, 03/14/15 (r)	890	895
1.59%, 10/14/16 (r)	4,240	4,292
0.97%, 03/14/17	1,665	1,665
Other Securities		133,750

Total Non-U.S. Government Agency Asset-Backed Securities (cost $315,137)		316,539

CORPORATE BONDS AND NOTES - 47.4%

CONSUMER DISCRETIONARY - 3.5%
DIRECTV Holdings LLC, 4.75%, 10/01/14	7,460	7,965
TCM Sub LLC, 3.55%, 01/15/15 (r)	8,105	8,469
Other Securities		54,872

		71,306

CONSUMER STAPLES - 3.3%
BAT International Finance Plc
8.13%, 11/15/13 (r)	6,060	6,428
1.40%, 06/05/15 (r)	2,490	2,526
Walgreen Co., 4.88%, 08/01/13	8,360	8,566
Other Securities		49,337

		66,857

ENERGY - 7.1%
BP Capital Markets Plc
3.63%, 05/08/14	9,050	9,420
1.38%, 11/06/17 (e)	4,445	4,449
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,987
5.70%, 05/15/17	4,010	4,724
Chevron Corp., 1.10%, 12/05/17	10,315	10,387
Transocean Inc.
5.25%, 03/15/13	4,285	4,323
4.95%, 11/15/15	3,345	3,663

	Shares/Par (p)	Value
5.05%, 12/15/16	1,285	1,431
2.50%, 10/15/17 (e)	3,095	3,128
Other Securities		98,511

		143,023

FINANCIALS - 18.4%
American Honda Finance Corp.
0.43%, 04/08/14 (i) (r)	8,500	8,498
1.45%, 02/27/15 (r)	5,775	5,867
Bank of America Corp., 1.50%, 10/09/15	6,945	6,981
Bank of New York Mellon Corp., 0.70%, 10/23/15	10,155	10,117
Bank of Nova Scotia, 0.75%, 10/09/15	8,215	8,170
Barclays Bank Plc, 5.20%, 07/10/14	9,995	10,635
Capital One Financial Corp.
6.25%, 11/15/13	2,046	2,145
2.13%, 07/15/14 (e)	4,015	4,087
2.15%, 03/23/15	3,065	3,129
Caterpillar Financial Services Corp.
0.60%, 04/01/14 (i)	6,700	6,726
0.70%, 11/06/15	8,110	8,089
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,408
2.75%, 05/15/15	3,630	3,705
3.00%, 06/12/17 (e)	2,090	2,147
General Electric Capital Corp.
1.88%, 09/16/13	1,535	1,550
0.94%, 04/07/14 (i)	3,560	3,579
2.38%, 06/30/15	5,820	6,012
Goldman Sachs Group Inc.
1.31%, 02/07/14 (i)	2,425	2,432
1.60%, 11/23/15 (e)	8,945	9,008
HSBC USA Inc.
2.38%, 02/13/15	3,225	3,317
1.63%, 01/16/18 (e)	5,475	5,480
Hyundai Capital America, 1.63%, 10/02/15 (e) (r)	1,870	1,881
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	4,245	4,565
3.50%, 09/13/17 (r)	1,725	1,822
John Deere Capital Corp., 0.41%, 10/08/14 (i)	7,265	7,268
JPMorgan Chase & Co.
1.06%, 05/02/14 (i)	3,455	3,479
2.00%, 08/15/17 (e)	8,560	8,744
MetLife Institutional Funding II, 1.21%, 04/04/14 (i) (r)	5,880	5,930
Metropolitan Life Global Funding I, 1.70%, 06/29/15 (r)	4,365	4,456
Morgan Stanley, 1.92%, 01/24/14 (i)	10,660	10,729
National Bank of Canada, 1.45%, 11/07/17	8,005	8,014
New York Life Global Funding
2.45%, 07/14/16 (r)	5,160	5,407
1.30%, 10/30/17 (r)	2,235	2,244
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,386
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 02/07/13) (m)	425	423
Wells Fargo & Co.
1.25%, 02/13/15 (e)	5,940	5,996
2.10%, 05/08/17 (e)	3,120	3,226
Westpac Banking Corp.
2.10%, 08/02/13	3,250	3,281
1.13%, 09/25/15 (e)	5,595	5,647
Other Securities		167,349

		370,929

HEALTH CARE - 3.6%
AbbVie Inc., 1.20%, 11/06/15 (e) (r)	8,090	8,144

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Agilent Technologies Inc.
2.50%, 07/15/13	3,748	3,781
6.50%, 11/01/17	4,410	5,331
Boston Scientific Corp., 4.50%, 01/15/15	7,795	8,286
Other Securities		46,557

		72,099

INDUSTRIALS - 1.7%
General Electric Co., 0.85%, 10/09/15 (e)	3,720	3,733
Norfolk Southern Corp., 5.75%, 01/15/16	7,083	8,059
Other Securities		23,215

		35,007

INFORMATION TECHNOLOGY - 1.9%
Oracle Corp., 1.20%, 10/15/17	10,270	10,301
Other Securities		27,320

		37,621

MATERIALS - 2.2%
Sherwin-Williams Co., 1.35%, 12/15/17	8,540	8,521
Other Securities		36,560

		45,081

TELECOMMUNICATION SERVICES - 2.5%
Other Securities		51,006

UTILITIES - 3.2%
Other Securities		63,654

Total Corporate Bonds and Notes (cost $943,348)		956,583

GOVERNMENT AND AGENCY OBLIGATIONS - 27.6%

GOVERNMENT SECURITIES - 10.4%

Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank, 0.50%, 11/20/15	25,075	25,169

Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.88%, 10/28/13	11,915	11,983
0.50%, 04/17/15	6,260	6,286

		18,269

Federal National Mortgage Association - 2.2% (w)
Federal National Mortgage Association
1.00%, 09/23/13	4,415	4,441
0.75%, 12/19/14	13,110	13,226
0.50%, 07/02/15	3,425	3,437
0.88%, 08/28/17	16,400	16,447
0.88%, 10/26/17	5,995	6,019

		43,570

Treasury Inflation Index Securities - 3.8%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	56,839	57,754
2.00%, 07/15/14 (n)	6,078	6,414
0.50%, 04/15/15 (n)	10,028	10,464
Other Securities		1,918

		76,550

U.S. Treasury Securities - 2.3%
U.S. Treasury Note
0.25%, 09/30/14	25,425	25,431
1.50%, 07/31/16	7,665	7,948
1.00%, 08/31/16	12,615	12,855

		46,234

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.2%

Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14	2	2
4.00%, 03/01/14	4	4
4.00%, 03/01/14	3	3

	Shares/Par (p)	Value
4.00%, 03/01/14	3	3
4.00%, 03/01/14	3	3
4.00%, 03/01/14	2	2
4.00%, 03/01/14	3	3
4.00%, 03/01/14	14	15
4.00%, 03/01/14	4	5
4.00%, 04/01/14	2	2
4.00%, 04/01/14	2	3
4.00%, 04/01/14	3	3
5.00%, 10/01/17	149	161
5.00%, 10/01/17	135	144
5.00%, 11/01/17	346	370
5.00%, 01/01/18	541	580
5.00%, 03/01/18	129	139
5.00%, 03/01/18	1,190	1,275
4.50%, 04/01/18	12	12
5.00%, 06/01/18	181	194
4.50%, 11/01/18	31	34
4.50%, 05/01/19	40	43
5.50%, 10/01/19	270	294
5.50%, 01/01/20	220	238
5.50%, 01/01/20	165	179
4.50%, 04/01/20	96	102
5.50%, 05/01/20	168	183
5.50%, 07/01/20	137	148
4.50%, 08/01/20	71	76
5.00%, 12/01/23	2,970	3,190
4.50%, 08/01/25	1,421	1,512
4.00%, 05/01/26	2,045	2,163
2.41%, 09/01/33 (i)	161	171
2.88%, 09/01/33 (i)	28	30
2.28%, 10/01/34 (i)	70	74
2.38%, 11/01/34 (i)	136	145
2.90%, 11/01/34 (i)	48	51
2.91%, 11/01/34 (i)	71	76
2.97%, 11/01/34 (i)	37	39
2.57%, 01/01/35 (i)	72	76
2.23%, 02/01/35 (i)	71	76
2.37%, 02/01/35 (i)	133	143
2.63%, 02/01/35 (i)	84	89
2.67%, 02/01/35 (i)	42	45
2.68%, 02/01/35 (i)	59	63
2.68%, 02/01/35 (i)	79	83
2.87%, 02/01/35 (i)	75	79
2.76%, 06/01/35 (i)	758	807
2.59%, 09/01/35 (i)	887	945
2.83%, 10/01/35 (i)	514	545
2.73%, 11/01/35 (i)	298	317
2.71%, 03/01/36 (i)	513	549
6.00%, 11/01/37	2,815	3,063
REMIC, 5.00%, 10/15/21	649	686
REMIC, 0.66%, 05/15/36 (i)	592	598
REMIC, 0.71%, 08/15/41 (i)	3,874	3,906
REMIC, 0.71%, 07/15/42 (i)	7,020	7,103

		30,844

Federal National Mortgage Association - 14.0%
Federal National Mortgage Association
5.50%, 01/01/17	28	30
5.50%, 01/01/17	22	24
5.50%, 01/01/17	14	15
5.50%, 03/01/18	27	29
5.50%, 12/01/18	147	158
5.50%, 01/01/19	304	327
5.50%, 05/01/19	156	168
5.00%, 07/01/19	1,959	2,129
5.00%, 12/01/19	2,261	2,457
4.50%, 12/01/20	5,830	6,287
4.50%, 12/01/20	4,297	4,634

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
4.50%, 04/01/23	3,851	4,145
5.00%, 05/01/23	315	342
5.00%, 06/01/23	1,615	1,749
5.50%, 01/01/24	1,627	1,763
4.50%, 08/01/24	6,325	6,970
4.50%, 09/01/24	2,182	2,383
4.50%, 10/01/24	381	416
4.50%, 10/01/24	921	1,012
4.50%, 11/01/24	3,229	3,475
4.50%, 11/01/24	697	761
4.50%, 12/01/24	905	987
4.00%, 02/01/25	119	131
4.00%, 03/01/25	1,715	1,879
4.00%, 05/01/25	209	224
4.50%, 05/01/25	1,421	1,533
4.00%, 07/01/25	947	1,014
5.50%, 07/01/25	4,608	4,961
5.00%, 09/01/25	4,996	5,410
5.00%, 09/01/25	1,246	1,349
4.00%, 11/01/25	2,560	2,742
3.50%, 12/01/25	7,267	7,713
3.50%, 12/01/25	3,928	4,169
3.50%, 01/01/26	3,027	3,213
4.00%, 01/01/26	2,114	2,265
4.00%, 01/01/26	7,122	7,628
4.00%, 04/01/26	3,742	4,009
4.50%, 04/01/26	7,598	8,176
4.50%, 04/01/26	1,233	1,331
4.50%, 07/01/26	1,424	1,536
4.00%, 09/01/26	1,219	1,307
4.00%, 09/01/26	3,515	3,765
4.00%, 10/01/26	2,130	2,282
4.50%, 10/01/26	11,126	11,974
3.50%, 11/01/26	4,995	5,301
3.50%, 12/01/26	2,682	2,847
4.00%, 12/01/26	4,189	4,487
3.50%, 01/01/27	2,316	2,458
3.50%, 01/01/27	6,674	7,084
3.50%, 01/01/27	3,389	3,597
3.00%, 07/01/27	12,604	13,322
2.50%, 09/01/27	7,821	8,198
3.00%, 09/01/27	3,926	4,150
2.50%, 10/01/27	7,004	7,329
2.73%, 03/01/33 (i)	4	5
2.13%, 06/01/33 (i)	54	56
2.34%, 06/01/33 (i)	578	609
2.36%, 07/01/33 (i)	45	48
3.00%, 09/01/33 (i)	5	5
5.50%, 10/01/33	113	124
5.00%, 11/01/33	789	859
2.35%, 12/01/33 (i)	653	695
2.55%, 12/01/33 (i)	2	2
2.43%, 04/01/34 (i)	14	15
2.64%, 04/01/34 (i)	5,464	5,803
5.50%, 04/01/34	1,955	2,152
5.50%, 04/01/34	76	83
5.50%, 07/01/34	239	262
2.62%, 10/01/34 (i)	24	26
2.49%, 11/01/34 (i)	732	788
2.53%, 11/01/34 (i)	6	7
2.78%, 11/01/34 (i)	160	171
2.52%, 12/01/34 (i)	69	74
2.49%, 01/01/35 (i)	78	82
2.53%, 01/01/35 (i)	27	29
2.57%, 01/01/35 (i)	74	79
2.66%, 01/01/35 (i)	105	111
2.32%, 02/01/35 (i)	220	233
2.60%, 02/01/35 (i)	51	54

	Shares/Par (p)	Value
2.49%, 03/01/35 (i)	71	75
1.95%, 04/01/35 (i)	473	495
2.93%, 04/01/35 (i)	162	171
3.11%, 04/01/35 (i)	408	429
2.52%, 05/01/35 (i)	740	779
2.52%, 05/01/35 (i)	306	323
2.79%, 05/01/35 (i)	86	92
2.42%, 06/01/35 (i)	742	795
2.69%, 06/01/35 (i)	581	620
2.30%, 07/01/35 (i)	477	509
2.94%, 07/01/35 (i)	522	558
5.00%, 07/01/35	1,133	1,236
2.13%, 08/01/35 (i)	1,206	1,262
2.67%, 08/01/35 (i)	601	638
5.00%, 08/01/35	2,209	2,405
2.57%, 11/01/35 (i)	837	886
2.70%, 11/01/35 (i)	319	339
5.50%, 11/01/35	4,955	5,427
5.50%, 12/01/35	1,057	1,162
2.17%, 02/01/36 (i)	987	1,044
2.68%, 02/01/36 (i)	456	487
2.73%, 03/01/36 (i)	292	310
2.86%, 03/01/36 (i)	696	741
5.50%, 04/01/36	5,303	5,795
6.00%, 04/01/36	39	42
6.00%, 06/01/36	66	73
5.50%, 07/01/36	1,186	1,297
5.50%, 09/01/36	1,221	1,342
6.00%, 09/01/36	221	242
6.00%, 01/01/37	123	134
6.00%, 03/01/37	216	238
5.50%, 04/01/37	825	907
6.00%, 05/01/37	256	280
5.50%, 08/01/37	1,727	1,889
5.50%, 08/01/37	606	666
5.50%, 08/01/37	3,336	3,653
5.50%, 01/01/38	2,165	2,352
5.50%, 01/01/38	2,430	2,641
5.00%, 05/01/38	6,638	7,216
5.50%, 06/01/38	712	774
5.50%, 09/01/38	4,889	5,343
5.50%, 05/01/39	858	933
5.50%, 12/01/39	14,155	15,409
5.50%, 05/01/40	6,948	7,549
5.00%, 07/01/41	2,055	2,243
REMIC, 5.00%, 08/25/19	2,877	3,081
REMIC, 5.00%, 11/25/21	964	1,017
REMIC, 0.66%, 07/25/42 (i)	6,075	6,112

		282,028

Government National Mortgage Association - 1.7%
Government National Mortgage Association
7.00%, 12/15/17	393	412
5.50%, 07/15/20	197	212
2.50%, 09/20/27	3,958	4,185
3.00%, 09/20/27	9,753	10,433
REMIC, 2.00%, 06/16/42	6,850	7,036
REMIC, 0.66%, 07/16/42 (i)	12,158	12,253

		34,531

Total Government and Agency Obligations (cost $552,419)		557,195

SHORT TERM INVESTMENTS - 9.5%

Certificates of Deposit - 0.2%
Other Securities		4,204

Investment Companies - 8.0%
JNL Money Market Fund, 0.06% (a) (h)	9,133	9,133

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	153,386	153,386

		162,519

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	26,516	26,516

Total Short Term Investments (cost $193,235)		193,239

Total Investments - 100.2% (cost $2,004,139)		2,023,556
Other Assets and Liabilities, Net - (0.2%)		(4,464)

Total Net Assets - 100.0%		$2,019,092

JNL/T. Rowe Price Value Fund* (y)

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 8.6%
Carnival Corp.	435	$15,995
Comcast Corp. - Class A	147	5,487
Comcast Corp. - Special Class A	328	11,785
General Motors Co. (c)	557	16,044
Kohl’s Corp.	357	15,348
Time Warner Cable Inc.	140	13,597
Time Warner Inc.	146	6,974
TRW Automotive Holdings Corp. (c)	280	15,016
Other Securities		33,765

		134,011

CONSUMER STAPLES - 5.7%
Procter & Gamble Co.	486	32,974
Other Securities		56,273

		89,247

ENERGY - 9.3%
Apache Corp.	161	12,599
Chevron Corp.	209	22,612
Phillips 66	421	22,360
Spectra Energy Corp.	434	11,875
Valero Energy Corp.	733	25,024
Williams Cos. Inc.	553	18,099
Other Securities		32,771

		145,340

FINANCIALS - 23.2%
Bank of America Corp.	3,151	36,553
Capital One Financial Corp.	213	12,316
JPMorgan Chase & Co.	1,406	61,804
MetLife Inc.	889	29,274
Moody’s Corp.	302	15,217
Morgan Stanley	952	18,204
PNC Financial Services Group Inc.	205	11,930
SunTrust Banks Inc.	522	14,810
U.S. Bancorp	723	23,105
Wells Fargo & Co.	410	14,007
XL Group Plc	577	14,460
Other Securities		111,671

		363,351

HEALTH CARE - 17.7%
Amgen Inc.	174	14,994
Covidien Plc	275	15,850
Johnson & Johnson	604	42,326
Merck & Co. Inc.	1,234	50,500
Pfizer Inc.	3,089	77,475
Thermo Fisher Scientific Inc.	446	28,446
UnitedHealth Group Inc.	225	12,199

	Shares/Par (p)	Value
Other Securities		36,338

		278,128

INDUSTRIALS - 9.8%
Boeing Co.	306	23,075
Emerson Electric Co.	227	12,043
General Electric Co.	1,231	25,832
Honeywell International Inc.	337	21,383
United Continental Holdings Inc. (c)	744	17,397
United Technologies Corp.	283	23,225
Other Securities		31,042

		153,997

INFORMATION TECHNOLOGY - 7.0%
Cisco Systems Inc.	1,436	28,225
Oracle Corp.	429	14,294
Texas Instruments Inc.	929	28,756
Visa Inc. - Class A	80	12,111
Other Securities		26,610

		109,996

MATERIALS - 6.2%
Celanese Corp. - Class A	410	18,240
International Paper Co.	718	28,601
LyondellBasell Industries NV	478	27,300
Other Securities		23,298

		97,439

TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	1,424	48,003
Other Securities		5,763

		53,766

UTILITIES - 6.9%
AES Corp.	1,922	20,568
Entergy Corp.	236	15,058
Exelon Corp.	517	15,367
MDU Resources Group Inc.	690	14,645
NRG Energy Inc.	1,067	24,525
Other Securities		17,229

		107,392

Total Common Stocks (cost $1,372,575)		1,532,667

PREFERRED STOCKS - 0.2%

FINANCIALS - 0.2%
Other Securities		2,900

Total Preferred Stocks (cost $3,057)		2,900

SHORT TERM INVESTMENTS - 2.1%

Investment Companies - 2.0%
JNL Money Market Fund, 0.06% (a) (h)	1,646	1,646
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	29,329	29,329

		30,975

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	1,483	1,483

Total Short Term Investments (cost $32,458)		32,458

Total Investments - 100.1% (cost $1,408,090)		1,568,025
Other Assets and Liabilities, Net - (0.1%)		(1,398)

Total Net Assets - 100.0%		$1,566,627

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/UBS Large Cap Select Growth Fund

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 20.8%
Amazon.com Inc. (c)	64	$16,123
DIRECTV (c)	181	9,084
Dollar General Corp. (c)	279	12,306
Las Vegas Sands Corp.	264	12,186
Lululemon Athletica Inc. (c) (e)	108	8,198
Michael Kors Holdings Ltd. (c)	139	7,068
Nike Inc. - Class B	197	10,165
Priceline.com Inc. (c)	19	12,051
Ralph Lauren Corp. - Class A	74	11,079

		98,260

CONSUMER STAPLES - 5.5%
CVS Caremark Corp.	118	5,681
Estee Lauder Cos. Inc. - Class A	228	13,666
Monster Beverage Corp. (c)	129	6,816

		26,163

ENERGY - 6.4%
Cabot Oil & Gas Corp. - Class A	100	4,974
Concho Resources Inc. (c)	101	8,096
FMC Technologies Inc. (c)	214	9,153
Schlumberger Ltd.	114	7,878

		30,101

HEALTH CARE - 15.2%
Agilent Technologies Inc.	261	10,689
Allergan Inc.	181	16,585
Biogen Idec Inc. (c)	40	5,823
Cardinal Health Inc.	278	11,460
Gilead Sciences Inc. (c)	137	10,041
Intuitive Surgical Inc. (c)	10	4,855
UnitedHealth Group Inc.	227	12,291

		71,744

INDUSTRIALS - 10.6%
Cummins Inc.	69	7,519
Danaher Corp.	203	11,331
IHS Inc. - Class A (c)	51	4,877
Precision Castparts Corp.	21	4,054
Union Pacific Corp.	78	9,844
United Technologies Corp.	153	12,556

		50,181

INFORMATION TECHNOLOGY - 36.3%
Apple Inc.	48	25,745
eBay Inc. (c)	184	9,403
Facebook Inc. - Class A (c)	424	11,278
Google Inc. - Class A (c)	25	17,379
Informatica Corp. (c)	178	5,409
MasterCard Inc. - Class A	24	11,742
MercadoLibre Inc. (e)	50	3,952
NetApp Inc. (c)	314	10,535
QUALCOMM Inc.	270	16,758
Salesforce.com Inc. (c)	64	10,809
ServiceNow Inc. (c) (e)	39	1,168
Teradata Corp. (c)	170	10,509
VeriSign Inc. (c)	80	3,121
Visa Inc. - Class A	150	22,737
VMware Inc. - Class A (c)	112	10,534

		171,079

MATERIALS - 1.6%
Sherwin-Williams Co.	48	7,368

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 1.4%
Crown Castle International Corp. (c)	92	6,660

Total Common Stocks (cost $441,663)		461,556

INVESTMENT COMPANIES - 0.2%
iShares Russell 1000 Growth Fund	13	852

Total Investment Companies (cost $857)		852

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 2.0%
JNL Money Market Fund, 0.06% (a) (h)	9,330	9,330

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	12,089	12,089

Total Short Term Investments (cost $21,419)		21,419

Total Investments - 102.5% (cost $463,939)		483,827
Other Assets and Liabilities, Net - (2.5%)		(11,888)

Total Net Assets - 100.0%		$471,939

JNL/WMC Balanced Fund* (y)

COMMON STOCKS - 65.7%

CONSUMER DISCRETIONARY - 7.4%
Comcast Corp. - Class A	963	$35,990
Ford Motor Co.	1,345	17,419
Lowe’s Cos. Inc.	588	20,872
Mattel Inc.	422	15,470
Target Corp.	317	18,774
Time Warner Inc.	534	25,526
Walt Disney Co.	375	18,693
Other Securities		25,235

		177,979

CONSUMER STAPLES - 5.6%
CVS Caremark Corp.	447	21,593
General Mills Inc.	405	16,382
PepsiCo Inc.	462	31,628
Philip Morris International Inc.	257	21,526
Procter & Gamble Co.	373	25,353
Unilever NV - ADR	458	17,536

		134,018

ENERGY - 7.9%
Anadarko Petroleum Corp.	353	26,256
BP Plc - ADR	391	16,289
Chevron Corp.	323	34,975
Exxon Mobil Corp.	674	58,301
Occidental Petroleum Corp.	268	20,537
Other Securities		34,097

		190,455

FINANCIALS - 13.0%
ACE Ltd.	329	26,225
Ameriprise Financial Inc.	334	20,928
BB&T Corp.	604	17,590
BlackRock Inc.	99	20,363
JPMorgan Chase & Co.	1,300	57,174
PNC Financial Services Group Inc.	462	26,943
Prudential Financial Inc.	298	15,880
Wells Fargo & Co.	1,785	60,997
Other Securities		65,372

		311,472

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
HEALTH CARE - 9.8%
Cardinal Health Inc.	485	19,958
Eli Lilly & Co.	545	26,892
Johnson & Johnson	623	43,689
Medtronic Inc.	647	26,528
Merck & Co. Inc.	1,304	53,387
Pfizer Inc.	2,073	51,989
Other Securities		12,612

		235,055

INDUSTRIALS - 7.0%
Deere & Co.	237	20,441
Eaton Corp. Plc	298	16,177
FedEx Corp.	202	18,533
General Electric Co.	958	20,110
Honeywell International Inc.	344	21,823
Other Securities		69,705

		166,789

INFORMATION TECHNOLOGY - 8.9%
Cisco Systems Inc.	903	17,753
Intel Corp.	930	19,182
International Business Machines Corp.	208	39,891
Microsoft Corp.	1,049	28,034
Texas Instruments Inc.	537	16,614
Other Securities		92,792

		214,266

MATERIALS - 1.9%
Dow Chemical Co.	700	22,618
Other Securities		23,134

		45,752

TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.	1,208	40,705

UTILITIES - 2.5%
Dominion Resources Inc.	412	21,333
Xcel Energy Inc.	590	15,752
Other Securities		23,273

		60,358

Total Common Stocks (cost $1,395,614)		1,576,849

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	$1,545	1,586
Other Securities		25,859

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,948)		27,445

CORPORATE BONDS AND NOTES - 7.3%

CONSUMER DISCRETIONARY - 1.3%
Comcast Corp.
6.50%, 01/15/17	750	905
5.65%, 06/15/35	165	194
6.50%, 11/15/35	165	212
6.55%, 07/01/39	375	492
4.65%, 07/15/42 (e)	1,125	1,186
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	575
Time Warner Cable Inc.
5.85%, 05/01/17	270	319
5.00%, 02/01/20	1,500	1,747
4.50%, 09/15/42	525	512
Time Warner Inc.
4.75%, 03/29/21	450	517
6.25%, 03/29/41	500	617

	Shares/Par (p)	Value
Other Securities		22,600

		29,876

CONSUMER STAPLES - 0.7%
CVS Caremark Corp., 5.75%, 06/01/17	120	144
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,929
Other Securities		14,595

		16,668

ENERGY - 0.3%
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	1,076
Other Securities		5,480

		6,556

FINANCIALS - 3.3%
Ameriprise Financial Inc., 5.30%, 03/15/20	170	201
General Electric Capital Corp.
5.63%, 09/15/17	1,700	2,006
4.63%, 01/07/21 (e)	1,000	1,134
4.65%, 10/17/21	500	571
3.15%, 09/07/22 (e)	2,840	2,902
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,899
6.30%, 04/23/19	475	586
6.40%, 05/15/38	425	570
5.40%, 01/06/42 (e)	540	651
PNC Funding Corp., 5.40%, 06/10/14	525	560
Prudential Financial Inc.
5.50%, 03/15/16	425	480
6.00%, 12/01/17	450	540
Wachovia Corp.
5.25%, 08/01/14	500	533
5.75%, 06/15/17 (e)	1,500	1,777
Wells Fargo & Co., 3.50%, 03/08/22 (e)	2,015	2,149
Other Securities		62,897

		79,456

HEALTH CARE - 0.5%
Pfizer Inc., 6.20%, 03/15/19	700	885
Other Securities		11,530

		12,415

INDUSTRIALS - 0.3%
Deere & Co., 4.38%, 10/16/19	185	214
FedEx Corp., 2.63%, 08/01/22	190	189
Other Securities		6,271

		6,674

INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 4.45%, 01/15/20	500	580
Other Securities		4,434

		5,014

MATERIALS - 0.0%
Other Securities		252

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
6.80%, 05/15/36	150	200
6.55%, 02/15/39	155	204
SBC Communications, 6.45%, 06/15/34	480	610
Other Securities		6,246

		7,260

UTILITIES - 0.4%
Other Securities		10,054

Total Corporate Bonds and Notes (cost $158,515)		174,225

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 28.4%

GOVERNMENT SECURITIES - 16.4%

Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,070

Municipals - 0.8%
Other Securities		17,980

Sovereign - 0.2%
Other Securities		5,741

U.S. Treasury Securities - 15.2%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,427
4.38%, 11/15/39	2,138	2,782
4.63%, 02/15/40	3,830	5,175
4.25%, 11/15/40	2,100	2,681
2.75%, 11/15/42	8,700	8,382
U.S. Treasury Note
0.63%, 04/30/13	15,000	15,026
3.13%, 09/30/13	2,500	2,555
1.88%, 02/28/14	10,700	10,906
0.25%, 03/31/14	15,000	15,007
0.25%, 04/30/14	5,100	5,102
0.25%, 06/30/14	36,000	36,014
0.25%, 08/31/14	7,000	7,002
0.25%, 09/30/14	31,350	31,357
0.25%, 10/31/14 (e)	62,380	62,395
0.25%, 11/30/14	12,200	12,201
1.75%, 07/31/15	7,000	7,256
1.25%, 10/31/15	5,000	5,127
2.00%, 01/31/16	7,000	7,346
2.00%, 04/30/16	10,000	10,521
1.50%, 06/30/16	13,600	14,097
1.00%, 09/30/16	3,300	3,363
0.88%, 11/30/16	12,815	12,996
0.63%, 05/31/17	11,500	11,518
0.63%, 08/31/17	2,900	2,897
0.75%, 10/31/17	22,000	22,072
3.88%, 05/15/18	1,000	1,162
3.63%, 02/15/20	3,915	4,574
2.63%, 11/15/20	9,400	10,317
3.13%, 05/15/21	2,900	3,289
2.13%, 08/15/21	8,200	8,620
1.63%, 08/15/22	13,800	13,709
1.63%, 11/15/22 (e)	8,000	7,913

		365,789

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.0%

Federal Home Loan Bank - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36	565	611

Federal Home Loan Mortgage Corp. - 5.3%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17	40	43
6.50%, 11/01/17	17	19
4.50%, 05/01/18	22	23
4.50%, 09/01/18	45	48
4.50%, 11/01/18	28	30
4.50%, 11/01/18	54	58
4.50%, 03/01/19	203	216
3.00%, 01/15/26, TBA (g)	3,700	3,885
4.00%, 09/01/26	992	1,049
5.50%, 03/01/27	265	287
2.50%, 01/15/28, TBA (g)	500	522
5.00%, 02/01/28	3	4
5.00%, 04/01/28	621	668
7.00%, 11/01/30	61	72

	Shares/Par (p)	Value
7.00%, 06/01/31	23	28
7.00%, 10/01/32	29	34
5.00%, 01/01/33	59	64
5.00%, 04/01/33	87	95
5.00%, 06/01/33	69	75
5.00%, 08/01/33	58	63
5.00%, 08/01/33	37	41
5.00%, 09/01/33	143	156
5.00%, 09/01/33	7	7
5.00%, 10/01/33	5	5
5.00%, 11/01/33	18	19
5.00%, 12/01/33	58	63
5.50%, 01/01/34	279	304
5.00%, 04/01/34	284	307
5.00%, 05/01/34	61	66
5.00%, 05/01/34	426	461
5.00%, 06/01/34	2,980	3,236
5.50%, 07/01/34	243	264
5.00%, 10/01/34	78	84
5.00%, 11/01/34	49	53
5.00%, 02/01/35	47	51
5.50%, 03/01/35	831	902
5.00%, 07/01/35	73	79
5.00%, 07/01/35	187	206
5.00%, 07/01/35	503	544
5.00%, 07/01/35	15	17
5.00%, 08/01/35	227	245
5.00%, 09/01/35	11	12
5.00%, 09/01/35	14	16
5.00%, 10/01/35	53	57
5.00%, 10/01/35	697	753
5.50%, 10/01/35	7,957	8,638
5.50%, 12/01/35	614	666
5.00%, 01/01/36	95	103
5.00%, 03/01/36	29	31
5.50%, 04/01/36	5,585	6,044
5.50%, 04/01/36	273	295
5.00%, 05/01/36	22	24
5.00%, 07/01/36	23	24
5.50%, 07/01/36	296	321
5.50%, 10/01/36	125	136
5.00%, 11/01/36	10	10
5.50%, 12/01/36	4,334	4,690
5.50%, 12/01/36	372	403
5.50%, 01/01/37	454	493
5.00%, 03/01/37	121	130
5.50%, 04/01/37	57	62
5.50%, 05/01/37	491	531
5.00%, 07/01/37	72	77
5.50%, 09/01/37	489	528
5.50%, 11/01/37	393	424
5.50%, 11/01/37	1,171	1,265
5.00%, 12/01/37	641	691
5.50%, 12/01/37	14	15
5.50%, 01/01/38	382	413
5.50%, 01/01/38	153	165
5.00%, 02/01/38	70	75
5.00%, 02/01/38	529	571
5.50%, 02/01/38	23	25
5.50%, 02/01/38	2,245	2,425
5.00%, 03/01/38	39,959	43,036
5.50%, 03/01/38	385	416
5.00%, 04/01/38	357	384
5.50%, 04/01/38	152	165
5.50%, 04/01/38	1,774	1,915
5.00%, 05/01/38	18	19
5.50%, 05/01/38	270	291
5.00%, 06/01/38	7	8

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
5.50%, 06/01/38	479	518
5.50%, 07/01/38	1,746	1,885
5.50%, 09/01/38	114	123
5.50%, 09/01/38	177	192
5.50%, 10/01/38	29	32
5.50%, 12/01/38	6,721	7,256
4.50%, 02/01/39	3,008	3,294
4.50%, 03/01/39	1,507	1,617
5.00%, 04/01/39	569	612
5.50%, 05/01/39	279	301
5.00%, 08/01/39	347	374
5.50%, 11/01/39	570	616
6.00%, 12/01/39	275	299
6.00%, 12/01/39	95	103
6.00%, 12/01/39	980	1,071
5.50%, 01/01/40	153	165
5.50%, 02/01/40	743	802
5.00%, 05/01/40	72	78
5.00%, 07/01/40	72	78
5.00%, 07/01/40	570	619
5.00%, 07/01/40	427	463
5.50%, 08/01/40	114	126
5.00%, 01/01/41	3,374	3,749
4.50%, 01/15/41, TBA (g)	6,300	6,760
5.00%, 05/01/41	247	268
4.00%, 07/01/41	78	84
5.00%, 07/01/41	558	612
5.00%, 08/01/41	989	1,114
5.00%, 09/01/41	218	237
5.00%, 12/01/41	587	661
3.00%, 01/15/43, TBA (g)	800	836

		125,685

Federal National Mortgage Association - 4.7%
Federal National Mortgage Association
6.00%, 01/01/18	19	21
3.50%, 10/01/25	20	21
3.50%, 01/01/26	460	488
3.50%, 01/01/26	2,579	2,738
3.50%, 02/01/26	875	928
3.50%, 03/01/26	25	27
3.50%, 03/01/26	363	385
4.00%, 09/01/26	1,174	1,257
4.00%, 09/01/26	2,974	3,187
4.00%, 09/01/26	1,793	1,921
4.50%, 01/01/27	3,965	4,267
3.00%, 05/01/27	706	747
3.00%, 06/01/27	395	421
3.00%, 07/01/27	506	535
3.00%, 08/01/27	302	321
3.00%, 08/01/27	1,003	1,060
2.50%, 01/15/28, TBA (g)	2,900	3,032
7.50%, 09/01/29	20	25
4.50%, 10/01/31	4,701	5,164
7.00%, 10/01/33	94	112
5.50%, 03/01/38	2,286	2,484
6.00%, 09/01/38	34	38
6.50%, 10/01/38	444	499
5.00%, 06/01/40	405	441
5.00%, 06/01/40	410	446
5.00%, 06/01/40	219	238
5.00%, 07/01/40	171	186
5.00%, 07/01/40	825	898
5.00%, 08/01/40	314	340
4.50%, 01/15/41, TBA (g)	44,500	48,069
5.50%, 01/15/41, TBA (g)	30,200	32,809

		113,105

	Shares/Par (p)	Value
Government National Mortgage Association - 2.0%
Government National Mortgage Association
6.50%, 04/15/26	26	30
5.50%, 11/15/32	70	77
7.00%, 01/15/33	25	30
6.00%, 02/15/33	71	80
6.00%, 03/15/33	28	32
5.50%, 05/15/33	32	36
7.00%, 05/15/33	12	15
5.50%, 05/20/33	80	88
5.00%, 06/20/33	41	45
5.50%, 07/15/33	24	26
5.00%, 10/15/33	127	140
6.00%, 10/20/33	76	89
6.00%, 04/15/34	13	14
6.00%, 01/15/35	9	10
5.50%, 02/15/36	13	14
5.00%, 03/15/36	20	22
5.00%, 06/15/37	12	13
5.00%, 06/15/38	269	294
5.00%, 06/15/38	452	496
5.00%, 06/15/38	188	205
5.00%, 07/15/38	27	30
5.00%, 09/15/38	845	932
5.00%, 02/15/39	5,031	5,514
5.00%, 06/15/39	431	472
5.00%, 04/15/40	263	290
4.00%, 01/15/41, TBA (g)	15,000	16,450
6.00%, 01/15/41, TBA (g)	12,300	13,721
4.50%, 04/15/41	6,934	7,593
4.50%, 05/15/42	318	349
3.00%, 01/15/43, TBA (g)	500	531
REMIC, 7.50%, 09/16/35	15	17

		47,655

Total Government and Agency Obligations (cost $669,316)		681,636

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 3.4%
JNL Money Market Fund, 0.06% (a) (h)	81,011	81,011

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	61,283	61,283

Total Short Term Investments (cost $142,294)		142,294

Total Investments - 108.5% (cost $2,391,687)		2,602,449
Total Forward Sales Commitments - (3.7%) (proceeds $88,256)		(88,457)
Other Assets and Liabilities, Net - (4.8%)		(114,765)

Total Net Assets - 100.0%		$2,399,227

FORWARD SALES COMMITMENTS - 3.7%

GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.7%

Federal Home Loan Mortgage Corp. - 3.6%
Federal Home Loan Mortgage Corp.
5.00%, 01/15/41	$46,100	$49,601
5.50%, 01/15/41	35,000	37,773

		87,374

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 5.00%, 01/15/41	1,000	1,083

Total Forward Sales Commitments - 3.7% (proceeds $88,256)		$88,457

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 10.2%

CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.38%, 01/11/13 (i)	$2,600	$2,600

FINANCIALS - 9.4%
American Honda Finance Corp.
0.39%, 08/02/13 (i) (r)	9,000	9,000
0.34%, 11/08/13 (q)	6,400	6,400
0.33%, 12/05/13 (i) (r)	5,000	5,000
General Electric Capital Corp., 0.48%, 01/15/13 (i)	8,000	8,001
Inter-American Development Bank, 3.50%, 07/08/13	11,500	11,695
JPMorgan Chase & Co., 4.75%, 05/01/13	8,000	8,117
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	945	951
MassMutual Global Funding II, 0.81%, 09/27/13 (i) (r)	6,500	6,525
MetLife Global Funding I, 2.50%, 01/11/13 (q)	1,400	1,401
MetLife Institutional Funding II, 0.41%, 09/12/13 (i) (r)	11,100	11,100
National Rural Utilities Cooperative Finance Corp.
5.50%, 07/01/13	1,000	1,026
0.41%, 08/09/13 (i)	5,335	5,335
TIAA Global Markets Inc., 4.95%, 07/15/13 (r)	9,250	9,480
Toronto-Dominion Bank, 0.49%, 07/26/13 (i)	9,700	9,713
Toyota Motor Credit Corp.
0.90%, 01/15/13 (i)	9,000	9,000
1.38%, 08/12/13	4,500	4,530
Wachovia Corp., 0.50%, 08/01/13 (i)	6,370	6,379
Wells Fargo & Co., 4.38%, 01/31/13	4,590	4,605

		118,258

HEALTH CARE - 0.6%
Novartis Capital Corp., 1.90%, 04/24/13	7,160	7,197

Total Corporate Bonds and Notes (cost $128,055)		128,055

GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%

GOVERNMENT SECURITIES - 23.8%

Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank, 0.20%, 11/20/13	2,500	2,500

Federal Home Loan Bank - 13.7% (w)
Federal Home Loan Bank
0.19%, 03/25/13	22,500	22,498
0.25%, 04/11/13 - 09/06/13	32,700	32,699
0.23%, 04/17/13 - 06/06/13	48,640	48,641
0.22%, 04/25/13 - 05/03/13	10,500	10,500
0.24%, 05/10/13	2,000	2,000
0.27%, 05/21/13	6,000	6,000
0.19%, 08/01/13 (i)	11,000	10,997
0.28%, 08/15/13	5,500	5,503
0.20%, 10/04/13	8,400	8,399
0.13%, 11/08/13	6,000	5,996
0.30%, 12/12/13	12,000	12,012

	Shares/Par (p)	Value
0.17%, 12/20/13	6,000	5,998

		171,243

Federal Home Loan Mortgage Corp. - 4.6% (w)
Federal Home Loan Mortgage Corp.
0.21%, 01/03/13	8,000	8,000
0.31%, 01/22/13 (i)	10,000	10,000
1.72%, 04/11/13	6,695	6,723
1.63%, 04/15/13	4,000	4,016
0.40%, 09/03/13 (i)	18,000	18,022
4.88%, 11/15/13	9,970	10,373

		57,134

Federal National Mortgage Association - 3.5% (w)
Federal National Mortgage Association
0.34%, 01/10/13 (i)	13,000	13,000
0.75%, 02/26/13	6,000	6,005
1.50%, 06/26/13	18,000	18,115
1.05%, 10/22/13	7,000	7,047

		44,167

U.S. Treasury Securities - 1.8%
U.S. Treasury Note
3.13%, 04/30/13	6,000	6,057
0.25%, 11/30/13	17,200	17,205

		23,262

Total Government and Agency Obligations (cost $298,306)		298,306

SHORT TERM INVESTMENTS - 66.1%

Certificates of Deposit - 7.8%
Bank of Montreal
0.46%, 01/04/13 (i)	3,000	3,000
0.28%, 02/08/13	7,000	7,000
0.42%, 06/17/13 (i)	7,000	7,000
Bank of Nova Scotia
0.47%, 08/15/13 (i)	11,000	11,000
0.32%, 10/17/13 (i)	8,500	8,500
Canadian Imperial Bank of Commerce
0.35%, 02/04/13	5,000	5,000
0.27%, 05/09/13 (i)	5,000	5,000
0.34%, 08/27/13 (i)	11,000	11,000
JPMorgan Chase & Co., 0.36%, 02/04/13 (i)	8,000	8,000
Royal Bank of Canada, 0.36%, 09/06/13 (i)	12,200	12,200
Standard Chartered Bank, 0.29%, 04/10/13	10,000	10,000
Toronto-Dominion Bank, 0.20%, 02/11/13	10,000	10,000

		97,700

Commercial Paper - 13.5%
Chariot Funding LLC, 0.25%, 04/17/13 (r)	17,000	16,987
Coca-Cola Co., 0.26%, 01/14/13 (r)	12,000	11,999
DNB Bank ASA
0.24%, 02/11/13 (r)	7,500	7,498
0.23%, 02/12/13	8,000	7,998
Fairway Finance, 0.21%, 02/13/13 (r)	17,000	16,996
General Electric Capital Corp., 0.39%, 01/15/13	10,000	9,998
HSBC USA Inc.
0.28%, 02/12/13	8,000	7,997
0.31%, 02/20/13	8,000	7,997
Jupiter Securitization Corp.
0.25%, 01/16/13 (r)	9,000	8,999
0.20%, 02/01/13	5,000	4,999
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.20%, 02/20/13 (r)	19,000	18,995
Market Street Funding LLC
0.21%, 03/04/13 (r)	8,000	7,997
0.21%, 03/07/13 (r)	10,000	9,996
Old Line Funding LLC, 0.22%, 02/19/13 (r)	9,000	8,997
Thunder Bay Funding LLC, 0.20%, 03/13/13 (r)	11,000	10,996

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Toyota Motor Credit Corp., 0.30%, 03/05/13	10,000	9,995

		168,444

Investment Companies - 0.0%
JPMorgan Prime Money Market Fund, 0.04% (h)	41	41

Repurchase Agreements - 44.8%
Repurchase Agreement with BOA, 0.19% (Collateralized by $173,465 Federal National Mortgage Association, 3.00%-4.00%, due 09/01/42-10/01/42, value $185,232) acquired on 12/31/12, due 01/02/13 at $181,602	$181,600	181,600
Repurchase Agreement with BBP, 0.18% (Collateralized by $32,619 Government National Mortgage Association, 3.34%-4.50%, due 09/20/40-12/20/62, value $35,818 and $14,112 Federal National Mortgage Association, 3.50%-4.50%, due 05/01/24-08/01/42, value $15,182) acquired on 12/27/12, due 01/03/13 at $50,002	50,000	50,000
Repurchase Agreement with BBP, 0.18% (Collateralized by $9,910 Federal National Mortgage Association, 3.50%-4.50%, due 03/01/32-04/01/41, value $10,626 and $21,072 Federal Home Loan Mortgage Corp., 3.50%-4.00%, due 03/01/32-10/01/42, value $23,034) acquired on 12/26/12, due 01/02/13 at $33,001	33,000	33,000
Repurchase Agreement with BNP, 0.20% (Collateralized by $30,615 Federal National Mortgage Association, 3.00%-5.50%, due 11/01/26-08/01/42, value $33,235 and $16,413 Federal Home Loan Mortgage Corp., 4.00%-5.50%, due 02/01/26-01/01/42, value $17,765) acquired on 12/06/12, due 01/07/13 at $50,009	50,000	50,000
Repurchase Agreement with CGM, 0.17% (Collateralized by $88,710 U.S. Treasury Note, 1.38%-1.75%, due 07/31/15-11/30/18, value $91,800) acquired on 12/31/12, due 01/02/13 at $90,001	90,000	90,000
Repurchase Agreement with CSI, 0.20% (Collateralized by $1,185 U.S. Treasury Bond, 4.25%, due 11/15/40, value $1,534) acquired on 12/31/12, due 01/02/13 at $1,500	1,500	1,500
Repurchase Agreement with DUB, 0.25% (Collateralized by $13,651 Federal National Mortgage Association, 4.00%, due 06/01/42, value $14,688) acquired on 12/31/12, due 01/02/13 at $14,400	14,400	14,400
Repurchase Agreement with GSC, 0.22% (Collateralized by $41,615 Government National Mortgage Association, 3.00%-5.50%, due 11/15/27-12/15/42, value $45,900) acquired on 12/26/12, due 01/02/13 at $45,002	45,000	45,000
Repurchase Agreement with GSC, 0.22% (Collateralized by $42,108 Government National Mortgage Association, 3.00%-5.50%, due 02/15/26-12/15/42, value $45,900) acquired on 12/28/12, due 01/04/13 at $45,002	45,000	45,000

	Shares/Par (p)	Value
Repurchase Agreement with GSC, 0.22% (Collateralized by $45,554 Government National Mortgage Association, 3.50%-6.50%, due 05/20/27-10/20/42, value $51,000) acquired on 12/27/12, due 01/03/13 at $50,002	50,000	50,000

		560,500

Total Short Term Investments (cost $826,685)		826,685

Total Investments - 100.1% (cost $1,253,046)		1,253,046
Other Assets and Liabilities, Net - (0.1%)		(1,237)

Total Net Assets - 100.0%		$1,251,809

JNL/WMC Value Fund* (y)

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 11.2%
AutoZone Inc. (c)	36	$12,689
Comcast Corp. - Class A	707	26,410
Home Depot Inc.	221	13,673
Kohl’s Corp.	302	12,984
Lowe’s Cos. Inc.	452	16,070
Other Securities		61,146

		142,972

CONSUMER STAPLES - 5.9%
Anheuser-Busch InBev NV - ADR	151	13,236
CVS Caremark Corp.	371	17,960
PepsiCo Inc.	181	12,392
Philip Morris International Inc.	211	17,676
Other Securities		14,691

		75,955

ENERGY - 12.8%
Anadarko Petroleum Corp.	168	12,518
Chevron Corp.	402	43,495
Exxon Mobil Corp.	347	30,034
Halliburton Co.	463	16,066
Occidental Petroleum Corp.	239	18,337
Other Securities		44,148

		164,598

FINANCIALS - 24.5%
ACE Ltd.	323	25,772
American International Group Inc. (c)	410	14,480
BB&T Corp.	499	14,534
BlackRock Inc.	88	18,106
Citigroup Inc.	562	22,223
Goldman Sachs Group Inc.	133	16,903
JPMorgan Chase & Co.	1,063	46,732
Marsh & McLennan Cos. Inc.	600	20,672
PNC Financial Services Group Inc.	456	26,578
Swiss Re AG	162	11,736
Wells Fargo & Co.	1,268	43,349
Other Securities		52,947

		314,032

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
HEALTH CARE - 12.6%
Amgen Inc.	164	14,178
Baxter International Inc.	233	15,555
Covidien Plc	278	16,078
Johnson & Johnson	208	14,586
Merck & Co. Inc.	680	27,850
Pfizer Inc.	979	24,543
Roche Holding AG	82	16,670
UnitedHealth Group Inc.	314	17,043
Other Securities		15,302

		161,805

INDUSTRIALS - 11.2%
3M Co.	138	12,824
Boeing Co.	178	13,385
Eaton Corp. Plc	319	17,293
General Electric Co.	1,220	25,611
Illinois Tool Works Inc.	209	12,683
Ingersoll-Rand Plc	258	12,354
Stanley Black & Decker Inc.	207	15,301
United Technologies Corp.	160	13,113
Other Securities		20,509

		143,073

INFORMATION TECHNOLOGY - 8.7%
Analog Devices Inc.	312	13,117
Cisco Systems Inc.	1,759	34,569
Intel Corp.	779	16,068
Microsoft Corp.	572	15,284
Xilinx Inc.	393	14,110
Other Securities		18,540

		111,688

MATERIALS - 5.2%
Dow Chemical Co.	392	12,667
International Paper Co.	307	12,222
Mosaic Co.	282	15,991
Other Securities		26,335

		67,215

TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.	841	28,361

UTILITIES - 3.4%
Other Securities		43,091

Total Common Stocks (cost $1,079,298)		1,252,790

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	31,328	31,328

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	8,511	8,511

Total Short Term Investments (cost $39,839)		39,839

Total Investments - 100.8% (cost $1,119,137)		1,292,629
Other Assets and Liabilities, Net - (0.8%)		(10,436)

Total Net Assets - 100.0%		$1,282,193

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

(a)	Investment in affiliate.
(b)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding held by each Fund in the underlying affiliated fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2012, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $1,051; JNL/Capital Guardian Global Balanced Fund $15,140; JNL/Goldman Sachs Core Plus Bond Fund $281,724; JNL/Mellon Capital Management Bond Index Fund $110,954; JNL/Neuberger Berman Strategic Income Fund $21,129; JNL/PIMCO Real Return Fund $2,130,812; JNL/PIMCO Total Return Bond Fund $916,122; and JNL/WMC Balanced Fund $149,904.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2012.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2012.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Pledged or Segregated Collateral in the Notes to the Financial Statements.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Board. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of December 31, 2012, the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $25,933; JNL/Franklin Templeton Global Multisector Bond Fund, $125,899; JNL/Franklin Templeton Income Fund, $277,635; JNL/Franklin Templeton International Small Cap Growth Fund, $4,344; JNL/Franklin Templeton Mutual Shares Fund, $19,317; JNL/Goldman Sachs Core Plus Bond Fund, $123,893; JNL/Goldman Sachs Emerging Markets Debt Fund, $112,768; JNL/JPMorgan U.S. Government & Quality Bond Fund, $38,695; JNL/Lazard Emerging Markets Fund, $22,732; JNL/Mellon Capital Management Bond Index Fund, $7,620; JNL/Neuberger Berman Strategic Income Fund, $4,885; JNL/PIMCO Real Return Fund, $285,897; JNL/PIMCO Total Return Bond Fund, $273,371; JNL/PPM America Floating Rate Income Fund, $27,966; JNL/PPM America High Yield Bond Fund, $883,446; JNL/T. Rowe Price Short-Term Bond Fund, $293,741; JNL/WMC Balanced Fund, $40,115; and JNL/WMC Money Market Fund, $160,566.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at December 31, 2012. See Unfunded Loan Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity, that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2012. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

*

A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 1-800-873-5654.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CRC - Costa Rican Colon

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RSD - Serbian Dinar

RON - Romanian New Leu

RUB - Russian Ruble

SEK - Swedish Krona SGD - Singapore Dollar THB - Thai Baht TRY - New Turkish Lira TWD - Taiwan Dollar USD - United States Dollar UYU - Uruguayan Peso ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

BOT - Buono Ordinario del Tesoro

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX - Commercialized Mortgage Backed Securities Index

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted

CVA - Commanditaire Vennootschap op Aandelen

DAX - Deutscher Aktienindex

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Abbreviations: (continued)

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FRK - Franklin Templeton Distributors

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MCDX - Municipal Credit Default Swap Index

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGB - Societe Generale Bannon L.L.C.

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Topix - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.

BCL - Barclays Capital Inc.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

RGC - RBS Greenwich Capital

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at December 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$936	0.1%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV Convertible Bond, 8.00%, 07/06/18	08/26/2011	$662	$599	—%
CapitaLand Ltd. Convertible Bond, 2.95%, 06/20/22	08/26/2011	2,859	3,039	0.2
Celestial Nutrifoods Ltd. Convertible Bond, 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	22	—
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12	08/26/2011	13	20	—
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14	08/26/2011	268	304	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	909	958	0.1
Credit Suisse Group Guernsey V Ltd. Convertible Bond, 4.00%, 03/29/13	07/31/2012	1,034	1,458	0.1
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19	10/18/2012	2,676	2,768	0.2
Delta Topco Ltd.	01/23/2012	1,330	1,174	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	1,691	1,657	0.1
GNL Quintero SA Term Loan, 1.32%, 06/20/23	09/13/2012	912	931	0.1
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	578	627	—
New World Resources NV, 7.88%, 05/01/18	03/21/2011	620	638	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	205	208	—
Pyrus Ltd. Convertible Bond, 7.50%, 12/20/15	11/25/2011	1,151	1,233	0.1
Pyrus Ltd. Convertible Bond, 7.50%, 12/20/15	08/26/2011	422	448	—
REI Agro Ltd. Convertible Bond, 5.50%, 11/13/14	08/26/2011	716	557	—
RHJ International	09/12/2011	159	136	—
Sino-Forest Corp.	08/26/2011	16	—	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	796	855	0.1
Twitter Inc. Private Placement Convertible Preferred - Series D	12/27/2012	1,633	1,633	0.1
Twitter Inc. Private Placement	12/27/2012	460	460	—

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Global Allocation Fund (continued)
Suzlon Energy Ltd. Convertible Bond, 0.00%, 10/11/12	08/26/2011	$483	$321	—%
Suzlon Energy Ltd. Convertible Bond, 0.00%, 07/25/14	10/26/2011	446	265	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,254	1,207	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	108	116	—
Vodafone Group Plc Term Loan, 6.25%, 07/11/16	08/26/2011	214	219	—
Ying Li International Real Estate Ltd. Convertible Bond, 4.00%, 03/03/15	08/26/2011	547	648	—
Zeus Capital Ltd. Convertible Bond, 0.00%, 08/19/13	08/26/2011	1,241	1,080	0.1
Zeus Cayman II Convertible Bond, 0.01%, 08/18/16	11/30/2011	624	621	—

		$24,276	$24,205	1.5%

JNL/Brookfield Global Infrastructure Fund
Transmissora Alianca de Energia Eletrica SA	07/23/2012	$2,312	$2,285	0.7%

JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$3,694	$4,807	1.2%
AbbVie Inc., 1.75%, 11/06/17	11/06/2012	30	30	—
AbbVie Inc., 2.90%, 11/06/22	11/06/2012	50	51	—
AbbVie Inc., 4.40%, 11/06/42	11/06/2012	30	32	—
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	172	174	—
Aristotle Holding Inc., 3.90%, 02/15/22	02/07/2012	86	86	—
Austria Government Bond, 3.65%, 04/20/22	10/05/2012	783	810	0.2
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	213	213	0.1
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	385	394	0.1
COX Communications Inc., 3.25%, 12/15/22	11/27/2012	15	16	—
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	79	103	—
Cemex Finance LLC, 9.38%, 10/12/22	12/14/2012	225	225	0.1
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	255	343	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	716	0.2
Enel Finance International NV, 3.88%, 10/07/14	01/11/2011	301	309	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	350	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	89	102	—
GKN Plc	07/16/2010	1,405	2,227	0.5
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	273	290	0.1
HKT Trust	11/25/2011	1,038	1,452	0.4
HSBC Bank Plc, 4.75%, 01/19/21	10/31/2012	676	675	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	249	257	0.1
Kinetic Concepts Inc., 12.50%, 11/01/19	12/13/2012	244	238	0.1
Newcrest Finance Pty Ltd., 4.20%, 10/01/22	11/09/2012	52	51	—
PDC Energy Inc., 7.75%, 10/15/22	10/26/2012	76	77	—
Partners Group Holding AG	11/12/2012	1,103	1,315	0.3
Realogy Corp., 7.88%, 02/15/19	01/30/2012	258	300	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	155	187	0.1
Romanian Government International Bond, 6.75%, 02/07/22	02/29/2012	102	122	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	321	324	0.1
Sberbank of Russia - GDR	09/20/2012	622	625	0.2
Simon Property Group LP, 1.50%, 02/01/18	12/11/2012	100	99	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	349	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	230	237	0.1
VPI Escrow Corp., 6.38%, 10/15/20	10/15/2012	314	322	0.1
WEA Finance LLC, 3.38%, 10/03/22	11/02/2012	82	82	—

		$14,985	$17,990	4.6%

JNL/Capital Guardian Global Diversified Research Fund
HKT Trust	11/25/2011	$2,700	$3,467	1.0%
Partners Group Holding AG	11/12/2012	2,284	2,722	0.8

		$4,984	$6,189	1.8%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$12,332	1.9%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$475	$595	0.1%
Calpine Corp., 7.88%, 01/15/23	11/09/2012	97	102	—

		$572	$697	0.1%

JNL/Franklin Templeton Mutual Shares Fund
Bond Street Holding LLC - Class A	09/20/2011	$828	$773	0.1%
Prime AET&D Holdings No. 1 Pty Ltd.	10/14/2010	—	—	—
Realogy Holdings Corp.	10/12/2012	1,197	1,403	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Franklin Templeton Mutual Shares Fund (continued)
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	$743	$—	—%

		$2,768	$2,176	0.3%

JNL/Goldman Sachs Core Plus Bond Fund
Aire Valley Mortgages Plc REMIC, 0.53%, 09/20/66	12/11/2012	$676	$669	0.1%
Barclays Bank Plc, 6.05%, 12/04/17	10/08/2012	2,112	2,157	0.2
CIT Mortgage Loan Trust REMIC, 1.46%, 10/25/37	10/11/2007	654	632	0.1
Citigroup Funding Inc. Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19)	11/23/2012	5,087	5,325	0.6
CoBank ACB, (callable at 100 beginning 10/02/22)	10/02/2012	420	437	—
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 8.15%, 02/03/27)	11/23/2012	995	1,033	0.1
DNB Boligkreditt A/S, 2.10%, 10/14/15	10/07/2010	5,088	5,286	0.6
Deutsche Bank Alternate Loan Trust REMIC, 2.02%, 08/25/35	04/05/2006	227	158	—
Discover Financial Services, 3.85%, 11/21/22	12/11/2012	1,776	1,831	0.2
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.09%, 03/19/46	05/24/2006	378	231	—
Federal Home Loan Mortgage Corp. Interest Only REMIC, 3.50%, 10/15/42	11/20/2012	431	457	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association Interest Only REMIC, 3.50%, 10/25/41	11/20/2012	331	343	—
Federal National Mortgage Association Interest Only REMIC, 3.50%, 12/25/42	12/18/2012	448	451	0.1
Federal National Mortgage Association Interest Only REMIC, 4.79%, 11/25/40	09/28/2012	404	492	0.1
Federal National Mortgage Association Interest Only REMIC, 5.94%, 11/25/42	11/30/2012	1,747	1,755	0.2
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.49%, 05/17/32	01/08/2003	59	42	—
GSMPS Mortgage Loan Trust, 0.67%, 02/25/35	05/18/2006	78	68	—
Kraft Foods Group Inc., 6.13%, 08/23/18	07/25/2012	1,352	1,378	0.2
MASTR Adjustable Rate Mortgages Trust REMIC, 1.35%, 12/25/46	10/04/2007	3,575	1,507	0.2
Merit Securities Corp. REMIC, 1.71%, 09/28/32	12/10/2002	61	66	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	743	399	—

		$26,642	$24,717	2.8%

JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,925	$10,239	1.1%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17)	12/04/2012	736	737	0.1
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	11/16/2010	3,972	4,827	0.5
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,335	2,527	0.3
HSBC Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	07/24/2009	7,139	8,115	0.9
HSBC Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	11/16/2009	9,637	10,588	1.1
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,542	2,837	0.3
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16)	08/03/2011	13,502	12,950	1.4
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32	12/03/2012	830	876	0.1
Republic of Costa Rica, 11.13%, 03/28/18	11/20/2012	2,121	2,123	0.2
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22	12/05/2012	1,759	1,794	0.2

		$53,498	$57,613	6.2%

JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$40,394	$32,278	1.6%
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	46,142	45,572	2.2
Legend Pictures LLC	12/18/2012	27,463	27,463	1.3

		$113,999	$105,313	5.1%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32	01/17/2006	$1,999	$1,907	0.1%
CompuCredit Acquired Portfolio Voltage Master Trust, 0.38%, 09/17/18	09/18/2006	112	110	—
IndyMac Seconds Asset Backed Trust REMIC, 0.47%, 06/25/36	05/22/2006	886	190	—
SACO I Inc. REMIC, 0.47%, 06/25/36	05/30/2006	260	145	—

		$3,257	$2,352	0.1%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$53	—%

JNL/M&G Global Basics Fund
GI Dynamics Inc. - CDI	09/07/2011	$853	$528	0.3%

JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc., Series A-1	07/19/2012	$40	$34	0.2%
Palantir Technologies Inc.	07/20/2012	16	16	0.1

		$56	$50	0.3%

JNL/PIMCO Real Return Fund
ANZ National International Ltd., 0.75%, 08/19/14	08/20/2009	$2,000	$2,008	0.1%
BPCE SA, 2.38%, 10/04/13	10/22/2010	2,705	2,725	0.1
Barclays Bank Plc, 6.05%, 12/04/17	12/10/2007	1,992	2,213	0.1

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/PIMCO Real Return Fund (continued)
Commonwealth Bank of Australia, 0.81%, 06/25/14	06/19/2009	$3,800	$3,828	0.1%
Rexam Plc, 6.75%, 06/01/13	05/29/2008	700	705	—
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	1,842	1,832	0.1
Westpac Banking Corp., 3.59%, 08/14/14	08/13/2010	4,543	4,613	0.2

		$17,582	$17,924	0.7%

JNL/PIMCO Total Return Bond Fund
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14	01/06/2011	$6,399	$6,490	0.1%
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15)	12/27/2007	3,975	3,956	0.1
BPCE SA, 2.38%, 10/04/13	10/22/2010	902	908	—
DG Funding Trust, 0.69%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,069	0.1
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21)	03/09/2011	2,300	2,622	0.1
Electricite de France SA, 5.50%, 01/26/14	01/22/2009	1,598	1,680	—
Enel Finance International NV, 6.25%, 09/15/17	09/14/2007	4,695	5,225	0.1
HSBC Bank Plc, 2.00%, 01/19/14	01/13/2011	1,999	2,021	—
Kraft Foods Group Inc., 6.13%, 08/23/18	07/27/2012	1,243	1,268	—
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21)	12/29/2009	160	220	—
Macquarie Bank Ltd., 6.63%, 04/07/21	04/01/2011	29,051	32,165	0.6
Nordea Bank AB, 2.13%, 01/14/14	01/12/2011	900	909	—
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,558	18,591	0.3
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16)	09/09/2005	300	323	—
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17)	01/10/2008	2,109	1,984	—
Santander U.S. Debt SA, 2.99%, 10/07/13	09/28/2010	8,800	8,815	0.2
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14	01/07/2011	5,997	6,060	0.1

		$89,413	$96,306	1.7%

JNL/PPM America High Yield Bond Fund
Consolidated Communications Finance Co., 10.88%, 06/01/20	07/09/2012	$5,503	$6,092	0.3%
Magnum Hunter Resources Corp., 9.75%, 05/15/20	12/14/2012	3,060	3,113	0.1
Milestone Aviation Group LLC, 8.63%, 12/15/17	12/13/2012	6,000	6,015	0.3

		$14,563	$15,220	0.7%

JNL/T. Rowe Price Established Growth Fund
LivingSocial, Convertible Preferred, Series F	11/18/2011	$1,185	$274	—%
Twitter Inc.	09/14/2011	1,261	998	—
Twitter Inc., Series A	09/14/2011	3	2	—
Twitter Inc., Series B	09/14/2011	1,052	838	—
Twitter Inc., Series C	09/14/2011	285	227	—
Twitter Inc., Series D	09/14/2011	484	383	—
Twitter Inc., Series F	04/02/2012	180	144	—
Twitter Inc., Series G-2	07/28/2011	1,975	1,563	0.1

		$6,425	$4,429	0.1%

JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$1,712	0.1%
Dropbox Inc.	05/02/2012	383	326	—
Dropbox Inc., Series A	05/02/2012	476	405	—
Dropbox Inc., Series A-1	05/02/2012	2,338	1,987	0.1
Hungry Machine Inc.	04/01/2011	4,061	222	—
Workday Inc.	10/18/2011	878	3,411	0.2

		$11,571	$8,063	0.4%

JNL/WMC Money Market Fund
American Honda Finance Corp., 0.34%, 11/08/13	11/09/2012	$6,400	$6,400	0.5%
MetLife Global Funding I, 2.50%, 01/11/13	06/07/2012	1,401	1,401	0.1

		$7,801	$7,801	0.6%

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Investments in Affiliates – See Note 7 in the Notes to the Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian. The following table details cash management investments in affiliates held at December 31, 2012. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2012.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$210,041	$380,041	$185
JNL/BlackRock Commodity Securities Fund	229,369	72,052	25
JNL/Brookfield Global Infrastructure Fund	8,487	17,095	3
JNL/Capital Guardian Global Balanced Fund	15,260	23,696	11
JNL/Capital Guardian Global Diversified Research Fund	9,511	8,282	5
JNL/DFA U.S. Core Equity Fund	21,420	1,382	5
JNL/Eagle SmallCap Equity Fund	19,833	14,816	11
JNL/Eastspring Investments Asia ex-Japan Fund	867	3,168	2
JNL/Eastspring Investments China-India Fund	11,404	6,535	3
JNL/Franklin Templeton Global Growth Fund	21,540	18,281	10
JNL Franklin Templeton Global Multisector Bond Fund	21,049	153,039	41
JNL/Franklin Templeton Income Fund	78,549	59,681	60
JNL/Franklin Templeton International Small Cap Growth Fund	12,495	20,784	8
JNL/Franklin Templeton Mutual Shares Fund	54,660	86,155	38
JNL/Franklin Templeton Small Cap Value Fund	27,818	88,265	29
JNL/Goldman Sachs Core Plus Bond Fund	62,304	87,108	79
JNL/Goldman Sachs Emerging Markets Debt Fund	125,456	28,084	32
JNL/Goldman Sachs Mid Cap Value Fund	33,756	33,150	11
JNL/Goldman Sachs U.S. Equity Flex Fund	3,558	1,385	2
JNL/Invesco Global Real Estate Fund	14,713	36,995	14
JNL/Invesco International Growth Fund	54,781	63,536	34
JNL/Invesco Large Cap Growth Fund	41,976	47,547	18
JNL/Invesco Small Cap Growth Fund	4,663	6,952	5
JNL/Ivy Asset Strategy Fund	163,456	22,563	54
JNL/JPMorgan International Value Fund	7,677	7,076	6
JNL/JPMorgan MidCap Growth Fund	8,757	8,611	9
JNL/JPMorgan U.S. Government & Quality Bond Fund	120,241	74,743	42
JNL/Lazard Emerging Markets Fund	8,651	21,031	9
JNL/Lazard Mid Cap Equity Fund	11,978	2,341	3
JNL/M&G Global Basics Fund	7,795	311	2
JNL/M&G Global Leaders Fund	668	267	-
JNL/Mellon Capital Management Emerging Markets Index Fund	1,868	4,290	3
JNL/Mellon Capital Management European 30 Fund	85	86	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	31	342	-
JNL/Mellon Capital Management S&P 500 Index Fund	39,093	-	19
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	18,417	23,180	14
JNL/Mellon Capital Management Small Cap Index Fund	10,487	19,745	9
JNL/Mellon Capital Management International Index Fund	15,019	22,245	11
JNL/Mellon Capital Management Bond Index Fund	54,746	108,894	32
JNL/Mellon Capital Management Global Alpha Fund	22,322	83,516	41
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	-	373	-
JNL/Morgan Stanley Mid Cap Growth Fund	-	1,059	-
JNL/Neuberger Berman Strategic Income Fund	-	10,745	4
JNL/Oppenheimer Global Growth Fund	10,377	12,102	6
JNL/PIMCO Real Return Fund	4,862	-	1
JNL/PPM America High Yield Bond Fund	58,711	85,733	48
JNL/PPM America Mid Cap Value Fund	3,592	190	1
JNL/PPM America Small Cap Value Fund	2,367	-	-
JNL/PPM America Value Equity Fund	40	249	-
JNL/Red Rocks Listed Private Equity Fund	2,944	7,953	2
JNL/S&P Competitive Advantage Fund	7,930	3,460	2
JNL/S&P Dividend Income & Growth Fund	17,211	4,053	3
JNL/S&P Intrinsic Value Fund	6,156	828	1
JNL/S&P Total Yield Fund	2,513	885	1
JNL/T. Rowe Price Established Growth Fund	1,118	2,000	1
JNL/T. Rowe Price Mid-Cap Growth Fund	2,452	915	1
JNL/T. Rowe Price Short-Term Bond Fund	10,538	9,133	5
JNL/T. Rowe Price Value Fund	807	1,646	1
JNL/UBS Large Cap Select Growth Fund	18,990	9,330	7
JNL/WMC Balanced Fund	185,082	81,011	58
JNL/WMC Value Fund	22,493	31,328	18

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Investments in Affiliates

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$47,051	$37,257	$66
JNL/T. Rowe Price Mid-Cap Growth Fund	65,031	62,733	90
JNL/T. Rowe Price Short-Term Bond Fund	40,935	153,386	96
JNL/T. Rowe Price Value Fund	23,287	29,329	22

The following table details each Fund’s long term investments in affiliates held during the year ended December 31, 2012.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$403,849	$273,362	$29,731	$14,937	$4,758	$699,195
JNL/American Funds Global Bond Fund	American Funds Insurance Series - Global Bond Fund - Class 1	339,899	160,927	44,601	10,291	3,417	466,692
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series - Global Small Capitalization Fund - Class 1	130,269	65,835	14,517	2,821	616	205,800
JNL/American Funds New World Fund	American Funds Insurance Series - New World Fund - Class 1	275,290	151,489	17,585	5,465	1,043	464,623
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	1,867	5,131	-	-	-	7,084
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	122	70	200	-	(25)	-
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	2,346	755	81	67	(66)	3,776
JNL/Mellon Capital Management International Index Fund	Prudential plc	3,063	1,149	-	137	-	5,717
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	-	538	-	21	-	525
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	506	-	-	12	-	524
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	609	-	-	21	-	654
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	631	-	6	430	6	-

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value

Foreign Currency Options
JNL/BlackRock Global Allocation Fund
Euro versus USD Call Option, CSI	06/03/2013		1.40	7,325,000	$(39)

Index Options
JNL/BlackRock Global Allocation Fund
Chicago Board Options Exchange Volatility Index Call Option, CIT	01/16/2013		28.00	64,400	$(16)
Nikkei-225 Stock Average Call Option, BNP	03/14/2014	JPY	11,291.35	308	(176)
Nikkei-225 Stock Average Call Option, CIT	12/13/2013	JPY	11,000.00	397	(224)
Nikkei-225 Stock Average Call Option, GSI	12/13/2013	JPY	11,000.00	141	(79)
Nikkei-225 Stock Average Put Option, BNP	03/14/2014	JPY	9,300.00	441	(240)
Nikkei-225 Stock Average Put Option, BOA	12/13/2013	JPY	8,286.96	431	(99)
Nikkei-225 Stock Average Put Option, CIT	12/13/2013	JPY	8,305.01	397	(93)
Nikkei-225 Stock Average Put Option, GSI	12/13/2013	JPY	9,200.00	392	(167)
Nikkei-225 Stock Average Put Option, JPM	12/13/2013	JPY	8,808.23	404	(132)
Nikkei-225 Stock Average Put Option, JPM	12/13/2013	JPY	8,592.09	431	(122)
Russell 2000 Index Call Option, BNP	02/15/2013		854.05	1,084	(21)
Russell 2000 Index Put Option, BNP	02/15/2013		702.35	2,168	(3)
Russell 2000 Index Put Option, JPM	01/18/2013		701.34	2,171	—
S&P 500 Index Call Option, CIT	02/16/2013		1,520.00	2,553	(4)
S&P 500 Index Put Option	01/19/2013		1,335.00	74	(29)
S&P 500 Index Put Option, CIT	12/20/2013		1,149.60	986	(33)
S&P 500 Index Put Option, CSI	03/15/2013		1,231.73	2,531	(15)
S&P 500 Index Put Option, DUB	02/15/2013		1,196.31	2,553	(4)
S&P 500 Index Put Option, GSI	01/18/2013		1,199.27	2,547	(1)
S&P 500 Index Put Option, JPM	01/18/2013		1,197.51	5,101	(1)
Taiwan Taiex Index Put Option, CGM	09/18/2013	TWD	5,992.78	4,006	(9)
Taiwan Taiex Index Put Option, CIT	12/18/2013	TWD	6,524.53	211	(38)
Taiwan Taiex Index Put Option, JPM	12/18/2013	TWD	5,758.51	142	(11)

				93,869	$(1,517)

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, CGM	09/29/2020		217.97	31	$(3)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	29	(2)
Floor - CPURNSA Index Option, DUB	10/13/2020		215.95	298	(31)

				358	$(36)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020		215.95	18	$(1)
Floor - CPURNSA Index Option, CGM	09/29/2020		217.97	64	(6)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	19	(2)

				101	$(9)

Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013		N/A	105,457,759	$—

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.75% fixed, BNP	03/18/2013		N/A	243	$(22)
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	03/18/2013		N/A	837	(76)
Call Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013		N/A	224	(870)
Call Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013		N/A	671	(2,606)
Put Swaption, 3 month LIBOR versus 1.40% fixed, BNP	03/18/2013		N/A	243	(4)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	03/18/2013		N/A	837	(12)
Put Swaption, 3 month LIBOR versus 1.65% fixed, BOA	03/20/2013		N/A	64	(13)
Put Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013		N/A	224	—
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013		N/A	671	(1)
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013		N/A	77	—
Put Swaption, 3 month LIBOR versus 2.15% fixed, DUB	01/07/2013		N/A	118	—

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value

Interest Rate Swaptions (continued)
JNL/PIMCO Real Return Fund (continued)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014		N/A	695	$(116)

				4,904	$(3,720)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 0.70% fixed, DUB	02/19/2013		N/A	1,025	$(34)
Put Swaption, 3 month LIBOR versus 1.10% fixed, CIT	01/21/2013		N/A	73	—
Put Swaption, 3 month LIBOR versus 1.10% fixed, CSI	01/21/2013		N/A	21	—
Put Swaption, 3 month LIBOR versus 1.20% fixed, BOA	03/18/2013		N/A	869	(56)
Put Swaption, 3 month LIBOR versus 1.20% fixed, BOA	02/19/2013		N/A	976	(22)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/15/2013		N/A	418	(1)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	03/18/2013		N/A	144	(9)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	02/19/2013		N/A	2,615	(60)
Put Swaption, 3 month LIBOR versus 1.20% fixed, MSC	03/18/2013		N/A	1,742	(112)
Put Swaption, 3 month LIBOR versus 1.20% fixed, MSS	02/19/2013		N/A	1,293	(29)
Put Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013		N/A	67	(1)
Put Swaption, 3 month LIBOR versus 1.65% fixed, BOA	03/20/2013		N/A	369	(72)
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013		N/A	195	—
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	05/28/2013		N/A	501	—

				10,308	$(396)

Options on Securities
JNL/BlackRock Global Allocation Fund
Activision Blizzard Inc. Call Option	01/19/2013		125.00	372	$(1)
Alcoa Inc. Call Option	01/19/2013		10.00	633	(1)
Canon Inc. Call Option, DUB	01/18/2013	JPY	2,749.56	10,532	(72)
CONSOL Energy Inc. Put Option	01/19/2013		25.00	1,386	(14)
Devon Energy Corp. Put Option	01/19/2013		50.00	363	(22)
Electronic Arts Inc. Call Option	03/16/2013		17.00	509	(13)
Golden Star Resources Ltd. Call Option, GSI	03/14/2014		111.44	23,150	(161)
Golden Star Resources Ltd. Put Option, GSI	03/14/2014		83.58	23,150	(99)
Kraft Foods Group, Inc. Call Option	03/16/2013		47.50	143	(6)
Marathon Petroleum Corp. Call Option	04/20/2013		67.50	378	(95)
Mattel Inc. Call Option	01/19/2013		35.00	78	(14)
Mattel Inc. Put Option	01/19/2013		25.00	332	(2)
Mead Johnson Nutrition Co. Call Option	01/18/2013		100.00	22,685	(1)
Mead Johnson Nutrition Co. Put Option	01/17/2014		60.00	22,685	(98)
Mitshi Fudosan Co., Ltd. Call Option, CIT	01/18/2013	JPY	1,521.73	11,500	(75)
Murphy Oil Corp. Call Option	01/19/2013		67.50	346	(2)
Murphy Oil Corp. Put Option	01/19/2013		55.00	113	(5)
Occidental Petroleum Corp. Put Option	02/16/2013		70.00	359	(46)
Oracle Corp. Call Option	01/19/2013		34.00	607	(20)
Oracle Corp. Call Option	06/22/2013		35.00	648	(91)
Phillips 66 Call Option	01/19/2013		48.00	696	(348)
Procter & Gamble Co. Call Option	06/20/2013		72.50	1,029	(77)
PulteGroup Inc. Call Option	04/20/2013		19.00	323	(45)
SanDisk Corp. Call Option	01/19/2013		45.00	363	(29)
Valeant Pharmaceuticals International Inc. Call Option	01/19/2013		50.00	24	(24)
Vertex Pharmaceuticals Inc. Call Option	01/19/2013		40.00	123	(26)
Whiting Petroleum Corp. Put Option, MSI	03/15/2013		40.00	9,200	(19)
Yamada Denki Co., Ltd. Call Option, CIT	01/18/2013	JPY	4,347.00	4,500	—

				136,227	$(1,406)

JNL/Ivy Asset Strategy Fund
American International Group Inc. Put Option, MSC	01/19/2013		32.00	2,692	$(41)
Apple Inc. Call Option	01/19/2013		595.00	184	(34)
Apple Inc. Call Option	03/16/2013		595.00	95	(119)
Apple Inc. Put Option	03/16/2013		460.00	95	(93)
Bank of America Corp. Put Option, SIG	02/16/2013		8.00	2,108	(6)
Bank of America Corp. Put Option, UBS	02/16/2013		8.00	7,986	(24)
Caterpillar Inc. Put Option, DUB	01/19/2013		80.00	294	(7)
CBS Corp. Class B Call Option, BBP	01/19/2013		37.00	2,472	(383)

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value

Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
CIE Fin Richemont Call Option, BBP	01/18/2013	70.00	185	$(46)
CIE Fin Richemont Call Option, BBP	01/18/2013	68.00	185	(77)
Freeport-McMoRan Copper & Gold Inc. Call Option, MSC	02/16/2013	40.00	620	(7)
Freeport-McMoRan Copper & Gold Inc. Put Option, MSC	02/16/2013	30.00	620	(25)
Goldman Sachs Group Inc. Put Option, BBP	01/19/2013	110.00	783	(35)
Goldman Sachs Group Inc. Put Option, MSC	01/19/2013	105.00	164	(5)
Google Inc. Class A Put Option, BBP	01/19/2013	630.00	28	(5)
Home Depot Inc. Put Option, UBS	01/19/2013	55.00	320	(4)
Intel Corp. Put Option	01/19/2013	21.00	2,876	(213)
International Business Machines Corp. Put Option, BBP	01/19/2013	185.00	329	(36)
JPMorgan Chase & Co. Put Option, CIT	01/19/2013	37.00	2,236	(31)
Microsoft Corp. Put Option	01/19/2013	28.00	2,157	(302)
Oracle Corp. Put Option, JPM	01/19/2013	29.00	2,037	(6)
Phillips 66 Call Option, CIT	01/19/2013	50.00	1,236	(433)
Qualcomm Inc. Put Option, DUB	01/19/2013	57.50	724	(25)
Qualcomm Inc. Put Option, DUB	01/19/2013	60.00	342	(28)
Union Pacific Corp. Put Option, UBS	01/19/2013	110.00	545	(7)
VolkswagenAG-Pfd Call Option, GSC	01/18/2013	165.00	986	(1,093)
Wells Fargo Company Put Option	01/19/2013	33.00	216	(9)
Wells Fargo Company Put Option	01/19/2013	32.00	563	(15)
Wells Fargo Company Put Option	01/19/2013	31.00	558	(9)
Wells Fargo Company Put Option, DUB	01/19/2013	33.00	1,840	(77)
Wynn Resorts Ltd. Call Option, DUB	01/19/2013	120.00	866	(48)

			36,342	$(3,243)

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2011	105,701,341	$1,639
Options written during the period	24,911,258	10,895
Options closed during the period	(17,285,877)	(7,423)
Options exercised during the period	(6,659)	(272)
Options expired during the period	(307,208)	(1,081)

Options outstanding at December 31, 2012	113,012,855	$3,758

JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2011	16	$32
Options written during the period	1,014	182
Options closed during the period	(755)	(169)
Options expired during the period	(275)	(45)

Options outstanding at December 31, 2012	-	$-

JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2011	117,605,171	$4,256
Options written during the period	6,408,397,991	24,315
Options closed during the period	(3,208,338,180)	(12,800)
Options exercised during the period	(6,208)	(578)
Options expired during the period	(3,317,622,432)	(11,135)

Options outstanding at December 31, 2012	36,342	$4,058

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2011	3,576	$1,785
Options written during the period	6,874	5,652
Options closed during the period	(3,541)	(2,455)
Options expired during the period	(1,647)	(335)

Options outstanding at December 31, 2012	5,262	$4,647

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2011	11,220	$8,039
Options written during the period	29,578	9,966
Options closed during the period	(7,775)	(2,299)
Options expired during the period	(22,614)	(11,967)

Options outstanding at December 31, 2012	10,409	$3,739

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation

Exchange Traded Options on Futures
JNL/Mellon Capital Management Global Alpha Fund
Euro-Bund Call Option	02/22/2013	EUR	120.00	249	$594

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	June 2013	434	$24
3-Month Euro Euribor Interest Rate Future	September 2013	367	2
3-Month Euro Euribor Interest Rate Future	December 2013	326	6
3-Month Euro Euribor Interest Rate Future	March 2014	325	28
3-Month Euro Euribor Interest Rate Future	June 2014	327	53
3-Month Euro Euribor Interest Rate Future	September 2014	330	68
3-Month Euro Euribor Interest Rate Future	December 2014	331	64
3-Month Euro Swiss Franc Interest Rate Future	June 2013	2	—
3-Month Euro Swiss Franc Interest Rate Future	September 2013	19	(5)
3-Month Sterling Interest Rate Future	June 2013	360	(53)
3-Month Sterling Interest Rate Future	September 2013	285	(48)
3-Month Sterling Interest Rate Future	December 2013	291	(53)
3-Month Sterling Interest Rate Future	March 2014	313	(55)
3-Month Sterling Interest Rate Future	June 2014	337	(59)
3-Month Sterling Interest Rate Future	September 2014	341	(60)
3-Month Sterling Interest Rate Future	December 2014	355	3
90-Day Eurodollar Future	June 2013	405	16
90-Day Eurodollar Future	September 2013	286	9
90-Day Eurodollar Future	December 2013	231	5
90-Day Eurodollar Future	March 2014	184	—
90-Day Eurodollar Future	June 2014	158	(4)
90-Day Eurodollar Future	September 2014	167	(8)
90-Day Eurodollar Future	December 2014	191	(22)
Amsterdam Exchange Index Future	January 2013	175	(32)
ASX SPI 200 Index Future	March 2013	217	185
Australia Commonwealth Treasury Bond Future, 10-Year	March 2013	2	1
Australia Commonwealth Treasury Bond Future, 3-Year	March 2013	(268)	(95)
CAC 40 Euro Future	January 2013	335	(39)
Canadian Bank Acceptance Future	June 2013	(60)	(4)
Canadian Bank Acceptance Future	September 2013	(21)	—
Canadian Government Bond Future, 10-Year	March 2013	155	(49)
DAX Index Future	March 2013	64	(22)
DJIA E-Mini Index Future	March 2013	165	(159)
Euro-Bobl Future	March 2013	330	303
Euro-Bund Future	March 2013	195	305
Euro-Buxl Future	March 2013	108	434
Euro-Schatz Future	March 2013	54	(3)
FTSE 100 Index Future	March 2013	186	(161)
FTSE/JSE Top 40 Index Future	March 2013	469	237
FTSE/MIB Index Future	March 2013	81	71
Hang Seng China Enterprises Index Future	January 2013	96	71
Hang Seng Index Future	January 2013	119	57

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
IBEX 35 Index Future	January 2013	64	$38
Japanese Government Bond Future, 10-Year	March 2013	56	(711)
KOSPI 200 Index Future	March 2013	55	116
MSCI Singapore Index Future	January 2013	199	(4)
MSCI Taiwan Stock Index Future	January 2013	393	132
NASDAQ 100 E-Mini Index Future	March 2013	57	(18)
Russell 2000 Mini Index Future	March 2013	110	112
S&P 500 E-Mini Index Future	March 2013	145	(82)
S&P MidCap 400 E-Mini Index Future	March 2013	133	61
S&P/TSX 60 Index Future	March 2013	81	148
SGX Nifty Index Future	January 2013	915	17
Topix Price Index Future	March 2013	174	1,479
U.K. Long Gilt Future	March 2013	24	(30)
U.S. Treasury Bond Future, 30-Year	March 2013	75	(174)
U.S. Treasury Note Future, 10-Year	March 2013	146	(111)
U.S. Treasury Note Future, 5-Year	March 2013	219	(22)

			$1,962

JNL/BlackRock Global Allocation Fund
CAC 40 Euro Future	January 2013	110	$(39)
DAX Index Future	March 2013	(16)	(5)
FTSE 100 Index Future	March 2013	20	(17)
MSCI Singapore Index Future	January 2013	18	(2)
MSCI Taiwan Stock Index Future	January 2013	8	2
S&P 500 E-Mini Index Future	March 2013	41	26
S&P/TSX 60 Index Future	March 2013	10	20
Yen Denominated Nikkei 225 Future	March 2013	116	545

			$530

JNL/Goldman Sachs Core Plus Bond Fund
Euro-Bobl Future	March 2013	21	$21
Euro-Bund Future	March 2013	60	98
Euro-Oat Future	March 2013	(47)	(23)
Euro-Schatz Future	March 2013	(18)	(2)
Italian Government Bond Future, 10-Year	March 2013	(50)	6
Japanese Government Bond Future, 10-Year	March 2013	(47)	554
U.K. Long Gilt Future	March 2013	36	83
U.S. Treasury Bond Future, 30-Year	March 2013	(444)	746
U.S. Treasury Note Future, 10-Year	March 2013	18	12
U.S. Treasury Note Future, 2-Year	March 2013	224	17
U.S. Treasury Note Future, 5-Year	March 2013	965	195
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2013	477	(1,369)

			$338

JNL/Goldman Sachs Emerging Markets Debt Fund
U.S. Treasury Bond Future, 30-Year	March 2013	(61)	$(14)
U.S. Treasury Note Future, 10-Year	March 2013	(322)	(166)
U.S. Treasury Note Future, 2-Year	March 2013	293	22
U.S. Treasury Note Future, 5-Year	March 2013	(11)	2
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2013	(22)	(2)

			$(158)

JNL/JPMorgan International Value Fund
Euro Stoxx 50 Future	March 2013	78	$2

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands, except contracts)

December 31, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/JPMorgan International Value Fund (continued)
FTSE 100 Index Future	March 2013	26	$(5)
Topix Price Index Future	March 2013	18	159

			$156

JNL/Mellon Capital Management Emerging Markets Index Fund
MSCI Mini Emerging Markets Index Future	March 2013	88	$126

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	March 2013	136	$(63)

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	March 2013	234	$90

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	March 2013	290	$438

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	March 2013	34	$26
Euro Stoxx 50 Future	March 2013	294	(49)
FTSE 100 Index Future	March 2013	112	(93)
Topix Price Index Future	March 2013	85	702

			$586

JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	January 2013	476	$(35)
ASX SPI 200 Index Future	March 2013	46	38
Australia Commonwealth Treasury Bond Future, 10-Year	March 2013	123	66
CAC 40 Euro Future	January 2013	(242)	(7)
Canadian Government Bond Future, 10-Year	March 2013	(496)	191
DAX Index Future	March 2013	239	(204)
Euro-Bund Future	March 2013	(95)	(57)
FTSE 100 Index Future	March 2013	49	(38)
FTSE/MIB Index Future	March 2013	2	3
Hang Seng Index Future	January 2013	(284)	(127)
Japanese Government Bond Future, 10-Year	March 2013	689	(487)
S&P 500 E-Mini Index Future	March 2013	(79)	4
S&P/TSX 60 Index Future	March 2013	(118)	(241)
Topix Price Index Future	March 2013	(400)	(3,543)
U.K. Long Gilt Future	March 2013	(543)	(188)
U.S. Treasury Note Future, 10-Year	March 2013	59	(53)

			$(4,678)

JNL/Neuberger Berman Strategic Income Fund
Australian Dollar Future	March 2013	(2)	$—
Canadian Bank Acceptance Future	December 2013	5	—
Canadian Dollar Future	March 2013	(3)	—
New Zealand Dollar Future	March 2013	(5)	(5)
U.S. Treasury Bond Future, 30-Year	March 2013	(2)	2
U.S. Treasury Note Future, 10-Year	March 2013	(31)	10
U.S. Treasury Note Future, 2-Year	March 2013	4	—
U.S. Treasury Note Future, 5-Year	March 2013	(27)	1

	Expiration	Contracts Long/ (Short)	Unrealized Appreciation/ (Depreciation)
JNL/Neuberger Berman Strategic Income Fund (continued)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2013	(2)	$5

			$13

JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2015	392	$96
90-Day Eurodollar Future	March 2016	921	234
U.S. Treasury Note Future, 10-Year	March 2013	61	(9)

			$321

JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2014	71	$59
3-Month Euro Euribor Interest Rate Future	March 2015	22	2
3-Month Euro Euribor Interest Rate Future	June 2015	20	—
3-Month Euro Euribor Interest Rate Future	September 2015	9	3
90-Day Eurodollar Future	June 2015	2,568	1,135
90-Day Eurodollar Future	September 2015	595	120
90-Day Eurodollar Future	December 2015	2,157	88
90-Day Eurodollar Future	March 2016	609	35
90-Day Eurodollar Future	June 2016	36	—
90-Day Eurodollar Future	September 2016	24	—
Euro-Bund Future	March 2013	(67)	(78)
U.S. Treasury Note Future, 10-Year	March 2013	66	—

			$1,364

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	03/20/2013	RBS	AUD	4,366	$4,509	$(19)
AUD/USD	03/20/2013	RBS	AUD	3,361	3,471	(16)
AUD/USD	03/20/2013	RBS	AUD	19,478	20,114	(30)
CAD/USD	03/20/2013	RBS	CAD	74	74	—
CAD/USD	03/20/2013	RBS	CAD	44,009	44,172	(67)
CAD/USD	03/20/2013	RBS	CAD	2,785	2,795	(24)
CAD/USD	03/20/2013	RBS	CAD	1,880	1,887	(21)
CHF/USD	03/20/2013	RBS	CHF	15	16	—
CHF/USD	03/20/2013	RBS	CHF	920	1,007	(1)
CLP/USD	03/20/2013	RBS	CLP	1,350,000	2,791	22
COP/USD	03/20/2013	RBS	COP	3,400,000	1,911	56
CZK/USD	03/20/2013	RBS	CZK	22,000	1,158	29
CZK/USD	03/20/2013	RBS	CZK	2,000	105	2
CZK/USD	03/20/2013	RBS	CZK	2,000	105	1
CZK/USD	03/20/2013	RBS	CZK	6,000	316	2
CZK/USD	03/20/2013	RBS	CZK	2,000	105	1
CZK/USD	03/20/2013	RBS	CZK	5,000	263	—
CZK/USD	03/20/2013	RBS	CZK	2,000	105	—
EUR/USD	03/20/2013	RBS	EUR	202	267	5
EUR/USD	03/20/2013	RBS	EUR	3,304	4,364	59
EUR/USD	03/20/2013	RBS	EUR	12,014	15,869	188
EUR/USD	03/20/2013	RBS	EUR	7,562	9,988	86
EUR/USD	03/20/2013	RBS	EUR	9,237	12,201	83
EUR/USD	03/20/2013	RBS	EUR	2,786	3,680	38
EUR/USD	03/20/2013	RBS	EUR	314	415	3
EUR/USD	03/20/2013	RBS	EUR	5,386	7,114	18
EUR/USD	03/20/2013	RBS	EUR	9,861	13,025	21
EUR/USD	03/20/2013	RBS	EUR	8,539	11,279	(54)
EUR/USD	03/20/2013	RBS	EUR	10,389	13,722	(36)
EUR/USD	03/20/2013	RBS	EUR	6,954	9,185	(11)
GBP/USD	03/20/2013	RBS	GBP	460	747	11
GBP/USD	03/20/2013	RBS	GBP	230	374	5
GBP/USD	03/20/2013	RBS	GBP	32,638	53,006	487
GBP/USD	03/20/2013	RBS	GBP	146	237	2
GBP/USD	03/20/2013	RBS	GBP	2,210	3,589	45
GBP/USD	03/20/2013	RBS	GBP	2,067	3,357	33
GBP/USD	03/20/2013	RBS	GBP	1,527	2,480	21
GBP/USD	03/20/2013	RBS	GBP	1,170	1,900	(3)
GBP/USD	03/20/2013	RBS	GBP	560	909	(1)
GBP/USD	03/20/2013	RBS	GBP	920	1,494	(1)
HUF/USD	03/20/2013	RBS	HUF	1,280,000	5,750	(42)
ILS/USD	03/20/2013	RBS	ILS	200	53	1
ILS/USD	03/20/2013	RBS	ILS	1,400	374	7
ILS/USD	03/20/2013	RBS	ILS	1,300	347	7
ILS/USD	03/20/2013	RBS	ILS	800	214	6
ILS/USD	03/20/2013	RBS	ILS	600	160	4
ILS/USD	03/20/2013	RBS	ILS	400	107	2
ILS/USD	03/20/2013	RBS	ILS	600	160	2
ILS/USD	03/20/2013	RBS	ILS	300	80	1
ILS/USD	03/20/2013	RBS	ILS	200	53	1
ILS/USD	03/20/2013	RBS	ILS	1,100	294	3
ILS/USD	03/20/2013	RBS	ILS	200	53	—
ILS/USD	03/20/2013	RBS	ILS	500	134	—
ILS/USD	03/20/2013	RBS	ILS	1,200	321	1
INR/USD	03/20/2013	RBS	INR	112,000	2,015	(6)
INR/USD	03/20/2013	RBS	INR	46,000	828	4
INR/USD	03/20/2013	RBS	INR	21,000	378	(1)
INR/USD	03/20/2013	RBS	INR	21,000	378	(2)
INR/USD	03/20/2013	RBS	INR	70,000	1,259	(12)
INR/USD	03/20/2013	RBS	INR	84,000	1,511	(8)
INR/USD	03/20/2013	RBS	INR	9,000	162	(1)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
INR/USD	03/20/2013	RBS	INR	12,000	$216	$(2)
JPY/USD	03/21/2013	RBS	JPY	20,000	231	(14)
JPY/USD	03/21/2013	RBS	JPY	17,000	196	(11)
JPY/USD	03/21/2013	RBS	JPY	60,000	693	(34)
JPY/USD	03/21/2013	RBS	JPY	112,000	1,294	(68)
JPY/USD	03/21/2013	RBS	JPY	56,038	647	(35)
JPY/USD	03/21/2013	RBS	JPY	117,326	1,355	(48)
JPY/USD	03/21/2013	RBS	JPY	7,000	81	(3)
JPY/USD	03/21/2013	RBS	JPY	197,115	2,277	(68)
JPY/USD	03/21/2013	RBS	JPY	151,159	1,746	(56)
KRW/USD	03/20/2013	RBS	KRW	34,570,000	32,147	332
MXN/USD	03/20/2013	RBS	MXN	4,000	307	4
MXN/USD	03/20/2013	RBS	MXN	2,000	154	—
MXN/USD	03/20/2013	RBS	MXN	3,000	230	1
MXN/USD	03/20/2013	RBS	MXN	181,000	13,904	16
MXN/USD	03/20/2013	RBS	MXN	1,000	77	(1)
MXN/USD	03/20/2013	RBS	MXN	5,000	384	(6)
MXN/USD	03/20/2013	RBS	MXN	4,000	307	(3)
MYR/USD	03/20/2013	RBS	MYR	27,400	8,913	(35)
NOK/USD	03/20/2013	RBS	NOK	425,378	76,324	1,231
NOK/USD	03/20/2013	RBS	NOK	10,799	1,938	21
NZD/USD	03/20/2013	RBS	NZD	104,594	86,016	460
NZD/USD	03/20/2013	RBS	NZD	11,551	9,499	(68)
NZD/USD	03/20/2013	RBS	NZD	10,876	8,944	(94)
NZD/USD	03/20/2013	RBS	NZD	7,295	5,999	(97)
NZD/USD	03/20/2013	RBS	NZD	1,027	845	(18)
NZD/USD	03/20/2013	RBS	NZD	2,829	2,327	(48)
PHP/USD	03/20/2013	RBS	PHP	481,000	11,718	(69)
PLN/USD	03/20/2013	RBS	PLN	3,300	1,058	30
PLN/USD	03/20/2013	RBS	PLN	1,400	449	10
PLN/USD	03/20/2013	RBS	PLN	39,200	12,569	281
PLN/USD	03/20/2013	RBS	PLN	900	289	(1)
PLN/USD	03/20/2013	RBS	PLN	1,800	577	(5)
PLN/USD	03/20/2013	RBS	PLN	900	289	(2)
RUB/USD	03/20/2013	RBS	RUB	12,000	388	5
RUB/USD	03/20/2013	RBS	RUB	3,000	97	1
RUB/USD	03/20/2013	RBS	RUB	564,000	18,229	167
RUB/USD	03/20/2013	RBS	RUB	23,000	743	9
SEK/USD	03/20/2013	RBS	SEK	208,121	31,948	545
SGD/USD	03/20/2013	RBS	SGD	34,500	28,241	(38)
SGD/USD	03/20/2013	RBS	SGD	400	327	(1)
SGD/USD	03/20/2013	RBS	SGD	900	737	(1)
TRY/USD	03/20/2013	RBS	TRY	29,000	16,094	63
TWD/USD	03/20/2013	RBS	TWD	1,001,000	34,482	(145)
USD/AUD	03/20/2013	RBS	AUD	(2,468)	(2,549)	18
USD/AUD	03/20/2013	RBS	AUD	(1,154)	(1,192)	10
USD/AUD	03/20/2013	RBS	AUD	(2,018)	(2,084)	27
USD/AUD	03/20/2013	RBS	AUD	(1,227)	(1,267)	19
USD/AUD	03/20/2013	RBS	AUD	(1,607)	(1,659)	22
USD/AUD	03/20/2013	RBS	AUD	(3,226)	(3,331)	44
USD/AUD	03/20/2013	RBS	AUD	(1,132)	(1,169)	15
USD/AUD	03/20/2013	WBC	AUD	(84)	(87)	1
USD/AUD	03/20/2013	RBS	AUD	(64)	(66)	1
USD/AUD	03/20/2013	DUB	AUD	(80)	(83)	1
USD/AUD	03/20/2013	GSC	AUD	(74)	(76)	1
USD/AUD	03/20/2013	RBS	AUD	(73)	(76)	1
USD/AUD	03/20/2013	RBS	AUD	(1,383)	(1,428)	7
USD/AUD	03/20/2013	RBS	AUD	(96)	(99)	—
USD/AUD	03/20/2013	RBS	AUD	(1,240)	(1,280)	8
USD/BRL	03/20/2013	CSI	BRL	(11)	(11)	—
USD/BRL	03/20/2013	RBS	BRL	(16,400)	(7,932)	(261)

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/CAD	03/20/2013	RBS	CAD	(427)	$(429)	$1
USD/CAD	03/20/2013	RBS	CAD	(1,769)	(1,776)	3
USD/CHF	03/20/2013	RBS	CHF	(870)	(953)	(3)
USD/CZK	03/20/2013	RBS	CZK	(51,029)	(2,686)	(54)
USD/EUR	03/20/2013	RBS	EUR	(7,653)	(10,108)	(201)
USD/EUR	03/20/2013	RBS	EUR	(20,700)	(27,341)	(585)
USD/EUR	03/20/2013	RBS	EUR	(13,031)	(17,212)	(308)
USD/EUR	03/20/2013	RBS	EUR	(6,193)	(8,180)	(113)
USD/EUR	03/20/2013	RBS	EUR	(38,346)	(50,649)	(689)
USD/EUR	03/20/2013	RBS	EUR	(2,986)	(3,944)	(35)
USD/EUR	03/20/2013	RBS	EUR	(2,364)	(3,122)	(54)
USD/GBP	03/20/2013	RBS	GBP	(16)	(26)	—
USD/GBP	03/20/2013	RBS	GBP	(191)	(310)	(1)
USD/GBP	03/20/2013	RBS	GBP	(432)	(702)	(1)
USD/GBP	03/20/2013	RBS	GBP	(65)	(106)	(1)
USD/GBP	03/20/2013	RBS	GBP	(2,404)	(3,904)	(49)
USD/GBP	03/20/2013	RBS	GBP	(833)	(1,353)	(12)
USD/IDR	03/20/2013	RBS	IDR	(58,200,000)	(5,984)	43
USD/ILS	03/20/2013	RBS	ILS	(2,800)	(748)	(15)
USD/INR	03/20/2013	RBS	INR	(8,490)	(6,982)	(3)
USD/INR	03/20/2013	RBS	INR	(15,000)	(270)	—
USD/INR	03/20/2013	RBS	INR	(156,000)	(2,807)	(2)
USD/INR	03/20/2013	RBS	INR	(107,000)	(1,925)	2
USD/INR	03/20/2013	RBS	INR	(132,000)	(2,375)	(17)
USD/INR	03/20/2013	RBS	INR	(60,000)	(1,080)	(21)
USD/INR	03/20/2013	RBS	INR	(34,000)	(612)	(10)
USD/JPY	03/21/2013	RBS	JPY	(46,056)	(532)	28
USD/JPY	03/21/2013	RBS	JPY	(22,283,033)	(257,366)	13,537
USD/JPY	03/21/2013	RBS	JPY	(157,835)	(1,823)	93
USD/KRW	03/20/2013	RBS	KRW	(300,000)	(279)	(4)
USD/KRW	03/20/2013	RBS	KRW	(100,000)	(93)	(1)
USD/KRW	03/20/2013	RBS	KRW	(800,000)	(744)	(9)
USD/KRW	03/20/2013	RBS	KRW	(800,000)	(744)	(9)
USD/NZD	03/20/2013	RBS	NZD	(789)	(649)	7
USD/NZD	03/20/2013	RBS	NZD	(1,040)	(855)	(4)
USD/NZD	03/20/2013	RBS	NZD	(2,184)	(1,796)	(5)
USD/RUB	03/20/2013	RBS	RUB	(17,000)	(549)	(5)
USD/SGD	03/20/2013	RBS	SGD	(1,100)	(900)	1
USD/SGD	03/20/2013	RBS	SGD	(1,000)	(819)	—
USD/SGD	03/20/2013	RBS	SGD	(700)	(573)	—
USD/SGD	03/20/2013	RBS	SGD	(400)	(327)	—
USD/SGD	03/20/2013	RBS	SGD	(500)	(409)	—
USD/SGD	03/20/2013	RBS	SGD	(100)	(82)	—
USD/SGD	03/20/2013	RBS	SGD	(500)	(409)	—
USD/SGD	03/20/2013	RBS	SGD	(300)	(246)	—
USD/TRY	03/20/2013	RBS	TRY	(100)	(55)	—
USD/TRY	03/20/2013	RBS	TRY	(200)	(111)	(1)
USD/TRY	03/20/2013	RBS	TRY	(100)	(55)	—
USD/TWD	03/20/2013	RBS	TWD	(10,000)	(344)	1
USD/TWD	03/20/2013	RBS	TWD	(18,000)	(620)	3
USD/TWD	03/20/2013	RBS	TWD	(3,000)	(103)	1
USD/TWD	03/20/2013	RBS	TWD	(2,000)	(69)	—
USD/TWD	03/20/2013	RBS	TWD	(6,000)	(207)	1
USD/TWD	03/20/2013	RBS	TWD	(19,000)	(654)	4
USD/TWD	03/20/2013	RBS	TWD	(18,000)	(620)	2
USD/ZAR	03/20/2013	RBS	ZAR	(83,300)	(9,724)	(298)
ZAR/USD	03/20/2013	RBS	ZAR	2,200	257	3
ZAR/USD	03/20/2013	RBS	ZAR	4,200	490	1
ZAR/USD	03/20/2013	RBS	ZAR	1,200	140	1

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
ZAR/USD	03/20/2013	RBS	ZAR	1,800	$210	$1

					$223,390	$14,243

JNL/BlackRock Global Allocation Fund
CHF/EUR	01/18/2013	UBS	EUR	(1,304)	$(1,721)	$2
CHF/EUR	01/25/2013	CSI	EUR	(2,900)	(3,829)	5
EUR/JPY	02/01/2013	DUB	JPY	(322,933)	(3,728)	180
EUR/JPY	02/01/2013	BCL	JPY	(324,961)	(3,752)	169
JPY/EUR	02/01/2013	BCL	EUR	(1,490)	(1,967)	(2)
USD/AUD	01/11/2013	DUB	AUD	(1,409)	(1,462)	9
USD/BRL	01/03/2013	DUB	BRL	(4,810)	(2,349)	(49)
USD/BRL	02/04/2013	DUB	BRL	(4,810)	(2,339)	(6)
USD/EUR	01/09/2013	CSI	EUR	(808)	(1,067)	(81)
USD/EUR	01/11/2013	CSI	EUR	(5,416)	(7,149)	(60)
USD/EUR	01/17/2013	UBS	EUR	(5,061)	(6,681)	(104)
USD/EUR	01/23/2013	CSI	EUR	(808)	(1,067)	(81)
USD/EUR	01/24/2013	CSI	EUR	(1,986)	(2,622)	4
USD/EUR	02/01/2013	DUB	EUR	(4,238)	(5,596)	(54)
USD/GBP	01/10/2013	JPM	GBP	(1,187)	(1,928)	(18)
USD/GBP	01/11/2013	DUB	GBP	(2,354)	(3,824)	(33)
USD/GBP	01/17/2013	JPM	GBP	(4,613)	(7,493)	(63)
USD/GBP	01/18/2013	DUB	GBP	(1,253)	(2,035)	(13)
USD/GBP	01/18/2013	GSC	GBP	(893)	(1,450)	(10)
USD/JPY	01/16/2013	UBS	JPY	(280,000)	(3,232)	341
USD/JPY	02/20/2013	UBS	JPY	(300,000)	(3,464)	350
USD/JPY	03/11/2013	DUB	JPY	(310,000)	(3,580)	304
USD/JPY	03/11/2013	DUB	JPY	(210,000)	(2,425)	123
USD/MXN	03/21/2013	CSI	MXN	(80,797)	(6,206)	(163)
USD/MXN	04/04/2013	DUB	MXN	(69,973)	(5,367)	45
USD/SGD	01/24/2013	UBS	SGD	(2,802)	(2,294)	(67)
USD/SGD	02/07/2013	UBS	SGD	(4,400)	(3,602)	(55)
USD/TRY	02/20/2013	BCL	TRY	(1,791)	(998)	(12)
USD/TRY	05/15/2013	CSI	TRY	(1,473)	(812)	(12)
USD/TRY	05/15/2013	CSI	TRY	(2,915)	(1,607)	(19)

					$(95,646)	$630

JNL/Capital Guardian Global Balanced Fund
EUR/GBP	01/09/2013	BOA	GBP	(630)	$(1,023)	$4
EUR/USD	01/08/2013	BOA	EUR	1,082	1,429	29
EUR/USD	01/09/2013	BOA	EUR	497	657	7
EUR/USD	01/10/2013	BOA	EUR	267	353	3
EUR/USD	01/10/2013	BNY	EUR	669	883	8
JPY/EUR	01/17/2013	UBS	EUR	(800)	(1,056)	(39)
JPY/USD	01/08/2013	BOA	JPY	82,159	948	(52)
JPY/USD	01/09/2013	BOA	JPY	152,326	1,758	(98)
JPY/USD	01/10/2013	BNY	JPY	87,598	1,011	(39)
JPY/USD	01/10/2013	BOA	JPY	68,867	795	(30)
JPY/USD	01/28/2013	BNY	JPY	43,412	501	(3)
PLN/USD	01/10/2013	BOA	PLN	283	91	(1)
USD/AUD	01/10/2013	JPM	AUD	(500)	(519)	4
USD/CAD	01/08/2013	RBS	CAD	(2,689)	(2,703)	4
USD/CHF	01/22/2013	BNY	CHF	(1,459)	(1,596)	9
USD/EUR	01/02/2013	UBS	EUR	(1)	(2)	—
USD/EUR	01/15/2013	BOA	EUR	(530)	(700)	(6)
USD/EUR	01/18/2013	BNY	EUR	(1,694)	(2,236)	4
USD/JPY	01/09/2013	BOA	JPY	(82,476)	(952)	48
USD/JPY	01/18/2013	UBS	JPY	(283,705)	(3,275)	103
USD/KRW	01/17/2013	BOA	KRW	(1,378,147)	(1,286)	(4)
USD/PLN	01/10/2013	BOA	PLN	(2,175)	(702)	(20)

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
USD/TRY	01/15/2013	BOA	TRY	(417)	$(233)	$—

					$(7,857)	$(69)

JNL/Franklin Templeton Global Multisector Bond Fund
AUD/USD	12/17/2013	MSC	AUD	12,189	$12,355	$(170)
CLP/USD	05/06/2013	DUB	CLP	2,285,890	4,696	156
CLP/USD	09/16/2013	JPM	CLP	2,796,030	5,648	8
CLP/USD	10/24/2013	DUB	CLP	6,542,795	13,157	57
CLP/USD	12/17/2013	DUB	CLP	7,506,474	14,997	(138)
EUR/USD	03/01/2013	DUB	EUR	326	430	28
INR/USD	03/18/2013	JPM	INR	527,153	9,488	(95)
KRW/USD	05/06/2013	JPM	KRW	4,162,521	3,862	232
KRW/USD	06/17/2013	JPM	KRW	8,201,200	7,593	(3)
MXN/USD	03/08/2013	HSB	MXN	37,669	2,897	88
MXN/USD	04/23/2013	CIT	MXN	7,438	570	2
MXN/USD	09/13/2013	CIT	MXN	147,554	11,137	137
MXN/USD	10/11/2013	DUB	MXN	91,472	6,884	3
MXN/USD	10/21/2013	DUB	MXN	23,533	1,769	(4)
MXN/USD	10/22/2013	DUB	MXN	21,637	1,627	1
MXN/USD	10/23/2013	CIT	MXN	7,580	570	2
MXN/USD	10/24/2013	CIT	MXN	68,072	5,116	16
MXN/USD	12/05/2013	DUB	MXN	84,719	6,340	19
MYR/USD	05/06/2013	JPM	MYR	32,395	10,504	(36)
MYR/USD	10/01/2013	HSB	MYR	25,332	8,143	38
MYR/USD	10/24/2013	HSB	MYR	4,831	1,551	(7)
MYR/USD	10/25/2013	JPM	MYR	4,768	1,531	(9)
NOK/EUR	06/17/2013	DUB	EUR	(9,470)	(12,519)	27
PLN/EUR	05/07/2013	DUB	EUR	(8,930)	(11,801)	578
PLN/EUR	06/05/2013	DUB	EUR	(4,510)	(5,961)	638
PLN/EUR	10/24/2013	DUB	EUR	(22,940)	(30,371)	456
PLN/EUR	12/17/2013	DUB	EUR	(8,880)	(11,764)	20
SEK/EUR	05/06/2013	DUB	EUR	(6,492)	(8,579)	407
SEK/EUR	09/16/2013	DUB	EUR	(15,900)	(21,041)	(169)
SEK/EUR	10/24/2013	DUB	EUR	(3,100)	(4,104)	29
SEK/EUR	12/17/2013	DUB	EUR	(22,444)	(29,734)	474
SGD/USD	03/11/2013	CIT	SGD	3,494	2,860	86
SGD/USD	03/14/2013	DUB	SGD	13,262	10,856	56
SGD/USD	03/18/2013	BCL	SGD	3,552	2,908	17
SGD/USD	05/06/2013	DUB	SGD	5,813	4,758	38
SGD/USD	06/19/2013	JPM	SGD	21,320	17,454	(7)
USD/EUR	01/24/2013	DUB	EUR	(372)	(491)	(8)
USD/EUR	02/04/2013	BCL	EUR	(786)	(1,038)	(68)
USD/EUR	03/01/2013	DUB	EUR	(391)	(516)	8
USD/EUR	03/07/2013	BCL	EUR	(534)	(705)	3
USD/EUR	03/08/2013	CIT	EUR	(3,541)	(4,677)	(19)
USD/EUR	03/11/2013	BCL	EUR	(1,285)	(1,698)	(7)
USD/EUR	03/15/2013	BCL	EUR	(448)	(591)	(4)
USD/EUR	03/19/2013	CIT	EUR	(317)	(418)	(2)
USD/EUR	03/21/2013	BCL	EUR	(281)	(372)	2
USD/EUR	03/26/2013	CIT	EUR	(643)	(849)	(1)
USD/EUR	03/28/2013	DUB	EUR	(164)	(217)	2
USD/EUR	04/02/2013	DUB	EUR	(232)	(306)	2
USD/EUR	04/02/2013	DUB	EUR	(291)	(384)	5
USD/EUR	04/05/2013	BCL	EUR	(820)	(1,083)	11
USD/EUR	04/11/2013	DUB	EUR	(818)	(1,081)	(8)
USD/EUR	04/16/2013	HSB	EUR	(874)	(1,155)	2
USD/EUR	04/19/2013	BCL	EUR	(807)	(1,066)	(5)
USD/EUR	04/23/2013	JPM	EUR	(224)	(296)	—
USD/EUR	04/30/2013	BCL	EUR	(2,434)	(3,217)	17
USD/EUR	05/21/2013	DUB	EUR	(5,730)	(7,573)	(232)
USD/EUR	06/05/2013	DUB	EUR	(6,342)	(8,383)	(486)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/EUR	06/06/2013	BCL	EUR	(1,689)	$(2,233)	$(119)
USD/EUR	06/20/2013	BCL	EUR	(862)	(1,140)	(49)
USD/EUR	07/03/2013	DUB	EUR	(1,985)	(2,625)	(93)
USD/EUR	07/23/2013	DUB	EUR	(96)	(127)	(9)
USD/EUR	07/26/2013	DUB	EUR	(95)	(126)	(10)
USD/EUR	07/31/2013	DUB	EUR	(786)	(1,040)	(62)
USD/EUR	07/31/2013	FRK	EUR	(786)	(1,040)	(64)
USD/EUR	08/01/2013	UBS	EUR	(786)	(1,040)	(72)
USD/EUR	08/01/2013	DUB	EUR	(988)	(1,307)	(90)
USD/EUR	08/02/2013	HSB	EUR	(786)	(1,040)	(67)
USD/EUR	08/09/2013	DUB	EUR	(509)	(673)	(39)
USD/EUR	08/13/2013	DUB	EUR	(155)	(205)	(13)
USD/EUR	08/28/2013	DUB	EUR	(200)	(265)	(12)
USD/EUR	08/30/2013	DUB	EUR	(460)	(609)	(30)
USD/EUR	08/30/2013	DUB	EUR	(5,120)	(6,774)	(330)
USD/EUR	09/04/2013	DUB	EUR	(201)	(265)	(12)
USD/EUR	09/10/2013	BCL	EUR	(12,180)	(16,117)	(657)
USD/EUR	09/13/2013	DUB	EUR	(12,268)	(16,234)	(418)
USD/EUR	09/13/2013	FRK	EUR	(11,173)	(14,786)	(358)
USD/EUR	09/16/2013	DUB	EUR	(5,087)	(6,732)	(147)
USD/EUR	09/16/2013	BCL	EUR	(2,296)	(3,039)	(66)
USD/EUR	10/15/2013	DUB	EUR	(6,400)	(8,472)	(195)
USD/EUR	10/25/2013	BCL	EUR	(14,200)	(18,800)	(334)
USD/EUR	11/08/2013	DUB	EUR	(305)	(404)	(11)
USD/EUR	11/13/2013	DUB	EUR	(769,159)	(8,906)	808
USD/EUR	11/14/2013	DUB	EUR	(800)	(1,059)	(9)
USD/EUR	12/17/2013	DUB	EUR	(45,040)	(59,669)	(592)
USD/EUR	12/20/2013	DUB	EUR	(815)	(1,080)	2
USD/JPY	05/08/2013	BCL	JPY	(1,983,808)	(22,922)	1,968
USD/JPY	08/13/2013	CIT	JPY	(725,210)	(8,388)	765
USD/JPY	08/30/2013	JPM	JPY	(861,218)	(9,963)	1,037
USD/JPY	09/17/2013	BCL	JPY	(1,629,138)	(18,851)	2,149
USD/JPY	09/18/2013	BCL	JPY	(906,703)	(10,492)	1,133
USD/JPY	11/12/2013	CIT	JPY	(728,533)	(8,436)	717
USD/JPY	11/13/2013	FRK	JPY	(611,520)	(7,081)	677
USD/JPY	11/13/2013	CIT	JPY	(726,824)	(8,416)	737

					$(272,645)	$8,322

JNL/Franklin Templeton Mutual Shares Fund
CHF/USD	02/11/2013	CSI	CHF	3	$3	$—
CHF/USD	02/11/2013	CSI	CHF	2	2	—
CHF/USD	02/11/2013	CSI	CHF	3	4	—
EUR/USD	01/17/2013	DUB	EUR	505	667	52
EUR/USD	01/17/2013	HSB	EUR	250	331	27
EUR/USD	01/17/2013	CSI	EUR	124	163	13
EUR/USD	01/17/2013	BOA	EUR	80	105	5
EUR/USD	01/17/2013	DUB	EUR	244	322	16
EUR/USD	01/17/2013	DUB	EUR	173	228	11
EUR/USD	01/17/2013	BOA	EUR	313	413	4
EUR/USD	01/17/2013	CSI	EUR	272	358	3
EUR/USD	01/17/2013	BOA	EUR	160	211	4
EUR/USD	01/17/2013	CSI	EUR	200	265	4
EUR/USD	01/17/2013	BOA	EUR	273	361	5
EUR/USD	01/17/2013	HSB	EUR	293	387	8
EUR/USD	01/17/2013	DUB	EUR	220	290	6
EUR/USD	01/17/2013	BCL	EUR	220	290	6
EUR/USD	01/17/2013	CSI	EUR	220	290	6
EUR/USD	01/17/2013	HSB	EUR	177	234	6
EUR/USD	01/17/2013	CSI	EUR	279	369	10
EUR/USD	01/17/2013	BOA	EUR	172	226	6
EUR/USD	01/17/2013	DUB	EUR	178	235	6

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
EUR/USD	01/17/2013	BOA	EUR	273	$361	$8
EUR/USD	01/17/2013	CSI	EUR	238	314	8
EUR/USD	01/17/2013	SSB	EUR	24	31	1
EUR/USD	01/17/2013	HSB	EUR	175	232	5
EUR/USD	01/17/2013	DUB	EUR	178	235	5
EUR/USD	01/17/2013	DUB	EUR	224	296	7
EUR/USD	01/17/2013	CSI	EUR	344	455	7
EUR/USD	01/17/2013	CSI	EUR	113	149	4
EUR/USD	01/17/2013	BCL	EUR	241	318	8
EUR/USD	01/17/2013	BOA	EUR	111	147	3
EUR/USD	01/17/2013	DUB	EUR	171	226	4
EUR/USD	01/17/2013	BOA	EUR	205	271	3
EUR/USD	01/17/2013	BCL	EUR	338	447	7
EUR/USD	01/17/2013	HSB	EUR	230	303	5
EUR/USD	01/17/2013	BOA	EUR	233	308	5
EUR/USD	01/17/2013	BCL	EUR	276	364	7
EUR/USD	01/17/2013	DUB	EUR	136	180	3
EUR/USD	01/17/2013	DUB	EUR	540	713	12
EUR/USD	01/17/2013	CSI	EUR	457	603	10
EUR/USD	01/17/2013	CSI	EUR	350	462	15
EUR/USD	01/17/2013	CSI	EUR	425	561	20
EUR/USD	01/17/2013	SSB	EUR	550	726	23
EUR/USD	01/17/2013	BOA	EUR	78	103	3
EUR/USD	01/17/2013	CSI	EUR	150	198	6
EUR/USD	01/17/2013	HSB	EUR	34	45	2
EUR/USD	01/17/2013	BOA	EUR	96	127	5
EUR/USD	01/17/2013	BOA	EUR	551	728	25
EUR/USD	01/17/2013	CSI	EUR	120	158	5
EUR/USD	01/17/2013	BOA	EUR	206	272	7
EUR/USD	01/17/2013	DUB	EUR	82	108	—
EUR/USD	01/17/2013	DUB	EUR	641	846	(1)
GBP/USD	02/19/2013	DUB	GBP	36	59	—
GBP/USD	02/19/2013	SSB	GBP	13	21	—
GBP/USD	02/19/2013	CSI	GBP	402	653	5
GBP/USD	02/19/2013	DUB	GBP	388	630	4
GBP/USD	02/19/2013	CSI	GBP	191	309	2
GBP/USD	02/19/2013	DUB	GBP	80	130	1
GBP/USD	02/19/2013	DUB	GBP	625	1,015	5
GBP/USD	02/19/2013	CSI	GBP	460	747	21
GBP/USD	02/19/2013	BOA	GBP	186	302	7
GBP/USD	02/19/2013	DUB	GBP	449	729	11
JPY/USD	04/22/2013	HSB	JPY	2,845	33	(3)
JPY/USD	04/22/2013	DUB	JPY	3,714	43	(4)
JPY/USD	04/22/2013	BOA	JPY	2,766	32	(2)
JPY/USD	04/22/2013	CSI	JPY	1,274	15	(1)
JPY/USD	04/22/2013	BOA	JPY	1,170	14	(1)
JPY/USD	04/22/2013	BOA	JPY	9,416	109	(6)
JPY/USD	04/22/2013	DUB	JPY	2,100	24	—
USD/CHF	02/11/2013	CSI	CHF	(1)	(1)	—
USD/CHF	02/11/2013	CSI	CHF	(2)	(2)	—
USD/CHF	02/11/2013	DUB	CHF	(2)	(2)	—
USD/CHF	02/11/2013	HSB	CHF	(3)	(3)	—
USD/CHF	02/11/2013	BOA	CHF	(5)	(5)	—
USD/CHF	02/11/2013	BOA	CHF	(5)	(5)	—
USD/CHF	02/11/2013	CSI	CHF	(5)	(5)	—
USD/CHF	02/11/2013	BCL	CHF	(45)	(49)	(3)
USD/CHF	02/11/2013	BOA	CHF	(45)	(49)	(3)
USD/CHF	02/11/2013	BCL	CHF	(2)	(2)	—
USD/CHF	02/11/2013	BOA	CHF	(2)	(2)	—
USD/EUR	01/17/2013	DUB	EUR	(310)	(410)	(8)
USD/EUR	01/17/2013	CSI	EUR	(198)	(262)	(5)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/EUR	01/17/2013	BOA	EUR	(464)	$(613)	$(12)
USD/EUR	01/17/2013	HSB	EUR	(32,744)	(43,226)	(3,071)
USD/EUR	01/17/2013	CSI	EUR	(90)	(119)	(8)
USD/EUR	01/17/2013	CSI	EUR	(35)	(46)	(3)
USD/EUR	01/17/2013	HSB	EUR	(359)	(474)	(39)
USD/EUR	01/17/2013	CSI	EUR	(28)	(37)	(2)
USD/EUR	01/17/2013	HSB	EUR	(85)	(112)	(7)
USD/EUR	01/17/2013	BCL	EUR	(218)	(288)	(18)
USD/EUR	01/17/2013	CSI	EUR	(315)	(416)	(27)
USD/EUR	01/17/2013	CSI	EUR	(536)	(707)	(45)
USD/EUR	01/17/2013	BCL	EUR	(105)	(139)	(8)
USD/EUR	01/17/2013	BOA	EUR	(105)	(139)	(9)
USD/EUR	01/17/2013	SCB	EUR	(105)	(139)	(8)
USD/EUR	01/17/2013	HSB	EUR	(32)	(42)	(3)
USD/EUR	01/17/2013	CSI	EUR	(64)	(84)	(5)
USD/EUR	01/17/2013	CSI	EUR	(206)	(272)	(17)
USD/EUR	01/17/2013	BOA	EUR	(673)	(889)	(59)
USD/EUR	01/17/2013	CSI	EUR	(337)	(444)	(30)
USD/EUR	01/17/2013	HSB	EUR	(678)	(895)	(60)
USD/EUR	01/17/2013	BOA	EUR	(78)	(103)	(7)
USD/EUR	01/17/2013	BOA	EUR	(1,000)	(1,320)	(82)
USD/EUR	01/17/2013	HSB	EUR	(304)	(401)	(26)
USD/EUR	01/17/2013	CSI	EUR	(321)	(424)	(28)
USD/EUR	01/17/2013	DUB	EUR	(98)	(129)	(7)
USD/EUR	01/17/2013	DUB	EUR	(314)	(415)	(19)
USD/EUR	01/17/2013	DUB	EUR	(263)	(348)	(15)
USD/EUR	01/17/2013	DUB	EUR	(162)	(214)	(7)
USD/EUR	01/17/2013	BOA	EUR	(65)	(86)	(3)
USD/EUR	01/17/2013	HSB	EUR	(216)	(285)	(9)
USD/EUR	01/17/2013	HSB	EUR	(32)	(43)	(1)
USD/EUR	01/17/2013	HSB	EUR	(86)	(114)	(3)
USD/EUR	01/17/2013	CSI	EUR	(88)	(116)	(2)
USD/EUR	01/17/2013	BOA	EUR	(88)	(116)	(2)
USD/EUR	01/17/2013	BOA	EUR	(115)	(152)	(3)
USD/EUR	01/17/2013	CSI	EUR	(172)	(227)	(4)
USD/EUR	01/17/2013	HSB	EUR	(311)	(411)	(9)
USD/EUR	01/17/2013	BCL	EUR	(139)	(183)	(1)
USD/EUR	01/17/2013	DUB	EUR	(93)	(122)	(1)
USD/GBP	02/19/2013	BOA	GBP	(514)	(835)	(11)
USD/GBP	02/19/2013	CSI	GBP	(43)	(70)	(1)
USD/GBP	02/19/2013	CSI	GBP	(93)	(151)	(1)
USD/GBP	02/19/2013	BCL	GBP	(79)	(128)	(2)
USD/GBP	02/19/2013	BOA	GBP	(315)	(512)	(7)
USD/GBP	02/19/2013	BOA	GBP	(1,079)	(1,753)	(24)
USD/GBP	02/19/2013	DUB	GBP	(74)	(120)	(2)
USD/GBP	02/19/2013	BOA	GBP	(135)	(219)	(3)
USD/GBP	02/19/2013	CSI	GBP	(67)	(110)	(1)
USD/GBP	02/19/2013	BOA	GBP	(124)	(201)	(2)
USD/GBP	02/19/2013	CSI	GBP	(159)	(258)	(2)
USD/GBP	02/19/2013	CSI	GBP	(276)	(448)	(17)
USD/GBP	02/19/2013	BCL	GBP	(276)	(448)	(18)
USD/GBP	02/19/2013	HSB	GBP	(288)	(467)	(16)
USD/GBP	02/19/2013	BOA	GBP	(1,097)	(1,782)	(64)
USD/GBP	02/19/2013	BCL	GBP	(576)	(935)	(32)
USD/GBP	02/19/2013	HSB	GBP	(380)	(617)	(20)
USD/GBP	02/19/2013	HSB	GBP	(36,379)	(59,087)	(2,064)
USD/GBP	02/19/2013	CSI	GBP	(251)	(407)	—
USD/JPY	04/22/2013	HSB	JPY	(84,151)	(972)	92
USD/JPY	04/22/2013	HSB	JPY	(5,768)	(67)	5
USD/JPY	04/22/2013	DUB	JPY	(17,518)	(202)	12

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/JPY	04/22/2013	DUB	JPY	(5,700)	$(66)	$—

					$(104,036)	$(5,398)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	03/20/2013	WBC	AUD	1,691	$1,747	$(12)
AUD/USD	03/20/2013	CIT	AUD	1,655	1,709	3
BRL/USD	01/03/2013	UBS	BRL	3,159	1,543	39
BRL/USD	01/07/2013	JPM	BRL	1,105	540	9
BRL/USD	01/07/2013	CSI	BRL	5,291	2,583	(2)
BRL/USD	01/17/2013	HSB	BRL	3,159	1,540	21
BRL/USD	01/31/2013	UBS	BRL	3,174	1,544	38
BRL/USD	01/31/2013	BCL	BRL	2,004	975	29
CAD/USD	03/20/2013	ABN	CAD	657	660	(4)
CLP/USD	01/07/2013	CSI	CLP	1,460,912	3,050	19
CLP/USD	01/17/2013	CGM	CLP	1,024,079	2,135	10
CNY/USD	02/04/2013	DUB	CNY	4,749	760	7
CNY/USD	02/04/2013	BOA	CNY	11,002	1,761	14
CNY/USD	02/04/2013	HSB	CNY	13,580	2,174	19
CNY/USD	02/04/2013	DUB	CNY	7,336	1,174	9
CNY/USD	02/04/2013	HSB	CNY	19,867	3,181	18
CNY/USD	03/29/2013	BCL	CNY	19,023	3,034	22
EUR/CZK	03/20/2013	BOA	CZK	(55,534)	(2,924)	(18)
EUR/CZK	03/20/2013	BOA	CZK	(14,222)	(749)	—
EUR/NOK	03/20/2013	MSC	NOK	(59,186)	(10,619)	(10)
EUR/SEK	03/20/2013	UBS	SEK	(10,068)	(1,546)	(9)
EUR/SEK	03/20/2013	JPM	SEK	(10,056)	(1,544)	(10)
EUR/SEK	03/20/2013	HSB	SEK	(12,898)	(1,980)	(19)
EUR/SEK	03/20/2013	JPM	SEK	(10,084)	(1,548)	(17)
EUR/SEK	03/20/2013	RBS	SEK	(4,906)	(753)	(2)
EUR/USD	03/20/2013	CIT	EUR	2,344	3,096	56
EUR/USD	03/20/2013	UBS	EUR	1,154	1,524	13
EUR/USD	03/20/2013	MSC	EUR	1,152	1,522	10
EUR/USD	03/20/2013	DUB	EUR	15,235	20,124	173
EUR/USD	03/20/2013	BCL	EUR	1,148	1,516	3
EUR/USD	03/20/2013	DUB	EUR	1,143	1,510	(2)
EUR/USD	03/20/2013	MSC	EUR	340	449	(1)
EUR/USD	03/20/2013	JPM	EUR	570	753	1
GBP/USD	03/20/2013	BCL	GBP	936	1,520	19
GBP/USD	03/20/2013	DUB	GBP	465	755	4
HUF/EUR	03/20/2013	DUB	EUR	(577)	(762)	(20)
HUF/EUR	03/20/2013	DUB	EUR	(575)	(759)	(13)
HUF/EUR	03/20/2013	DUB	EUR	(573)	(757)	(5)
HUF/USD	03/20/2013	BOA	HUF	131,502	591	(12)
IDR/USD	01/14/2013	CGM	IDR	14,728,744	1,526	15
IDR/USD	02/20/2013	BCL	IDR	28,089,828	2,898	(1)
ILS/USD	03/20/2013	DUB	ILS	2,820	753	(1)
INR/USD	01/22/2013	BCL	INR	360,735	6,557	55
INR/USD	01/22/2013	DUB	INR	61,411	1,116	(5)
INR/USD	01/29/2013	RBS	INR	42,454	771	18
INR/USD	01/29/2013	UBS	INR	84,513	1,534	27
JPY/USD	03/21/2013	DUB	JPY	63,252	731	(24)
JPY/USD	03/21/2013	UBS	JPY	19,065	220	(6)
JPY/USD	03/21/2013	CIT	JPY	63,681	735	(18)
JPY/USD	03/21/2013	DUB	JPY	127,231	1,469	(38)
JPY/USD	03/21/2013	CIT	JPY	63,490	733	(21)
JPY/USD	03/21/2013	CIT	JPY	251,975	2,910	(94)
JPY/USD	03/21/2013	DUB	JPY	128,590	1,485	(21)
JPY/USD	03/21/2013	BCL	JPY	130,077	1,502	(9)
JPY/USD	03/21/2013	DUB	JPY	129,852	1,500	(11)
KRW/USD	02/04/2013	CGM	KRW	1,639,555	1,528	18
KRW/USD	02/04/2013	DUB	KRW	1,535,652	1,431	15

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
KRW/USD	02/04/2013	DUB	KRW	3,194,565	$2,978	$13
MXN/USD	03/20/2013	CSI	MXN	31,544	2,423	(22)
MXN/USD	03/20/2013	CSI	MXN	9,699	745	(10)
MXN/USD	03/20/2013	SSB	MXN	9,692	744	(10)
MXN/USD	03/20/2013	CGM	MXN	9,759	750	(5)
MXN/USD	03/20/2013	HSB	MXN	190,899	14,665	(167)
MXN/USD	03/20/2013	SSB	MXN	9,834	755	2
MYR/USD	01/17/2013	MSC	MYR	7,994	2,611	4
MYR/USD	01/17/2013	HSB	MYR	7,860	2,568	3
MYR/USD	01/29/2013	CGM	MYR	9,208	3,005	(9)
MYR/USD	01/29/2013	DUB	MYR	4,444	1,451	—
MYR/USD	01/31/2013	DUB	MYR	19,407	6,333	7
MYR/USD	02/04/2013	BNP	MYR	4,602	1,502	(8)
MYR/USD	02/04/2013	DUB	MYR	4,617	1,506	(1)
NOK/EUR	03/20/2013	HSB	EUR	(576)	(761)	5
NOK/EUR	03/20/2013	HSB	EUR	(575)	(759)	7
NOK/EUR	03/20/2013	DUB	EUR	(570)	(753)	8
NZD/AUD	03/20/2013	WBC	AUD	(2,880)	(2,974)	1
NZD/USD	03/20/2013	RBS	NZD	1,838	1,512	(5)
PHP/USD	01/18/2013	SCB	PHP	119,512	2,912	(9)
PHP/USD	02/04/2013	DUB	PHP	61,471	1,499	(11)
PHP/USD	02/19/2013	CGM	PHP	273,067	6,650	(8)
PLN/EUR	03/20/2013	BCL	EUR	(1,050)	(1,387)	15
PLN/EUR	03/20/2013	BCL	EUR	(583)	(770)	2
PLN/EUR	03/20/2013	BOA	EUR	(1,732)	(2,288)	6
RUB/USD	01/10/2013	UBS	RUB	47,222	1,544	25
RUB/USD	01/14/2013	CGM	RUB	43,747	1,429	9
RUB/USD	01/14/2013	CGM	RUB	258,084	8,430	127
RUB/USD	01/18/2013	UBS	RUB	23,531	768	12
RUB/USD	01/22/2013	UBS	RUB	46,616	1,520	12
RUB/USD	01/31/2013	UBS	RUB	46,084	1,501	(5)
SEK/EUR	03/20/2013	HSB	EUR	(1,153)	(1,523)	24
SEK/EUR	03/20/2013	CIT	EUR	(575)	(759)	19
SEK/EUR	03/20/2013	HSB	EUR	(1,145)	(1,512)	25
SEK/EUR	03/20/2013	HSB	EUR	(570)	(753)	4
TRY/USD	03/20/2013	JPM	TRY	4,099	2,275	11
TRY/USD	03/20/2013	MSC	TRY	2,728	1,514	5
TRY/USD	03/20/2013	JPM	TRY	2,717	1,508	(2)
TWD/USD	01/14/2013	UBS	TWD	141,666	4,879	(1)
TWD/USD	02/04/2013	UBS	TWD	84,985	2,927	(8)
TWD/USD	02/04/2013	BCL	TWD	43,686	1,505	(5)
USD/AUD	03/20/2013	WBC	AUD	(1,438)	(1,485)	13
USD/AUD	03/20/2013	CGM	AUD	(1,430)	(1,477)	21
USD/AUD	03/20/2013	WBC	AUD	(1,443)	(1,490)	8
USD/BRL	01/03/2013	HSB	BRL	(3,159)	(1,543)	(21)
USD/BRL	01/07/2013	UBS	BRL	(3,205)	(1,565)	(55)
USD/BRL	01/07/2013	UBS	BRL	(3,191)	(1,558)	(48)
USD/BRL	01/17/2013	UBS	BRL	(14,427)	(7,032)	1
USD/BRL	01/31/2013	UBS	BRL	(3,139)	(1,527)	(19)
USD/BRL	01/31/2013	CSI	BRL	(5,291)	(2,574)	2
USD/CAD	03/20/2013	UBS	CAD	(2,759)	(2,769)	7
USD/CAD	03/20/2013	ABN	CAD	(1,490)	(1,496)	6
USD/CHF	03/20/2013	CSI	CHF	(17,933)	(19,634)	(359)
USD/EUR	02/08/2013	CIT	EUR	(6,324)	(8,350)	(10)
USD/EUR	03/20/2013	DUB	EUR	(1,139)	(1,504)	6
USD/EUR	03/20/2013	DUB	EUR	(1,136)	(1,500)	10
USD/EUR	03/20/2013	JPM	EUR	(568)	(750)	6
USD/GBP	01/09/2013	JPM	GBP	(3,673)	(5,967)	(122)
USD/GBP	03/20/2013	HSB	GBP	(925)	(1,502)	5
USD/GBP	03/20/2013	UBS	GBP	(924)	(1,501)	2
USD/HUF	03/20/2013	SSB	HUF	(722,246)	(3,245)	9

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/INR	01/22/2013	SCB	INR	(83,005)	$(1,509)	$1
USD/INR	01/22/2013	RBS	INR	(82,797)	(1,505)	13
USD/INR	01/22/2013	DUB	INR	(82,936)	(1,508)	1
USD/INR	01/29/2013	BCL	INR	(83,391)	(1,514)	(12)
USD/JPY	03/21/2013	SSB	JPY	(125,051)	(1,444)	74
USD/JPY	03/21/2013	CGM	JPY	(249,603)	(2,883)	135
USD/JPY	03/21/2013	CGM	JPY	(539,962)	(6,237)	232
USD/JPY	03/21/2013	DUB	JPY	(509,326)	(5,883)	166
USD/JPY	03/21/2013	HSB	JPY	(126,609)	(1,462)	50
USD/JPY	03/21/2013	SSB	JPY	(253,117)	(2,923)	102
USD/JPY	03/21/2013	CIT	JPY	(128,487)	(1,484)	22
USD/JPY	04/01/2013	RBC	JPY	(2,967)	(34)	—
USD/KRW	02/04/2013	DUB	KRW	(1,620,358)	(1,510)	(8)
USD/MXN	01/25/2013	BCL	MXN	(30,446)	(2,350)	(28)
USD/MXN	01/25/2013	DUB	MXN	(27,005)	(2,085)	(19)
USD/MXN	01/25/2013	CSI	MXN	(43,756)	(3,378)	(15)
USD/MXN	01/25/2013	CSI	MXN	(10,398)	(803)	(3)
USD/MXN	01/25/2013	JPM	MXN	(19,053)	(1,471)	(4)
USD/MXN	03/20/2013	CSI	MXN	(9,704)	(745)	10
USD/MXN	03/20/2013	ABN	MXN	(9,646)	(741)	13
USD/MXN	03/20/2013	MSC	MXN	(19,473)	(1,496)	6
USD/MXN	03/20/2013	MSC	MXN	(38,947)	(2,992)	12
USD/MXN	03/20/2013	SSB	MXN	(9,910)	(761)	(6)
USD/MXN	03/20/2013	DUB	MXN	(19,961)	(1,533)	(10)
USD/MYR	01/29/2013	CGM	MYR	(2,770)	(904)	1
USD/MYR	01/29/2013	HSB	MYR	(9,228)	(3,012)	(8)
USD/MYR	01/31/2013	JPM	MYR	(31)	(10)	—
USD/NOK	03/20/2013	HSB	NOK	(3,784)	(679)	(15)
USD/NZD	03/20/2013	CIT	NZD	(1,796)	(1,477)	25
USD/NZD	03/20/2013	UBS	NZD	(1,803)	(1,483)	4
USD/PHP	01/18/2013	BCL	PHP	(48,275)	(1,176)	1
USD/PHP	02/04/2013	DUB	PHP	(5,331)	(130)	—
USD/PHP	02/04/2013	CGM	PHP	(123,861)	(3,020)	(4)
USD/PLN	03/20/2013	BOA	PLN	(13,933)	(4,467)	(144)
USD/RUB	01/10/2013	CGM	RUB	(47,075)	(1,539)	(20)
USD/RUB	01/14/2013	CGM	RUB	(46,484)	(1,518)	(10)
USD/RUB	01/14/2013	UBS	RUB	(46,352)	(1,514)	(12)
USD/RUB	01/17/2013	CSI	RUB	(161,232)	(5,264)	(83)
USD/RUB	01/17/2013	CGM	RUB	(31,200)	(1,019)	(17)
USD/RUB	01/18/2013	CSI	RUB	(23,407)	(764)	(9)
USD/TRY	03/20/2013	JPM	TRY	(2,717)	(1,508)	2
USD/TRY	03/20/2013	RGC	TRY	(6,827)	(3,789)	(18)

					$(10,895)	$226

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	01/03/2013	UBS	BRL	9,709	$4,742	$120
BRL/USD	01/07/2013	JPM	BRL	13,020	6,356	107
BRL/USD	01/07/2013	CSI	BRL	2,526	1,233	(1)
BRL/USD	01/17/2013	UBS	BRL	27,101	13,210	(2)
BRL/USD	01/17/2013	HSB	BRL	9,709	4,732	64
BRL/USD	01/31/2013	UBS	BRL	9,775	4,755	117
CLP/USD	01/07/2013	CSI	CLP	3,396,584	7,091	44
CLP/USD	01/17/2013	CGM	CLP	1,886,101	3,932	18
CNY/USD	02/04/2013	HSB	CNY	54,545	8,732	182
CNY/USD	02/04/2013	DUB	CNY	14,984	2,399	22
CNY/USD	02/04/2013	HSB	CNY	43,001	6,884	60
CNY/USD	02/04/2013	BOA	CNY	34,839	5,578	45
CNY/USD	02/04/2013	DUB	CNY	23,228	3,719	30
CNY/USD	02/05/2013	BCL	CNY	58,158	9,310	83
CNY/USD	02/05/2013	BOA	CNY	58,125	9,305	78
CNY/USD	02/05/2013	BCL	CNY	57,917	9,272	77

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
CNY/USD	03/29/2013	BCL	CNY	67,440	$10,756	$78
COP/USD	01/17/2013	CSI	COP	11,504,363	6,504	191
COP/USD	01/17/2013	MSC	COP	5,538,803	3,131	85
COP/USD	01/17/2013	BCL	COP	7,628,628	4,313	176
EUR/CZK	03/20/2013	BOA	CZK	(137,077)	(7,217)	(45)
EUR/CZK	03/20/2013	BOA	CZK	(33,637)	(1,771)	—
EUR/USD	03/20/2013	CGM	EUR	2,721	3,594	65
EUR/USD	03/20/2013	MSC	EUR	1,354	1,788	12
EUR/USD	03/20/2013	BCL	EUR	1,348	1,780	3
EUR/USD	03/20/2013	DUB	EUR	1,343	1,774	(2)
EUR/USD	03/20/2013	MSC	EUR	1,346	1,778	(3)
HUF/EUR	03/20/2013	DUB	EUR	(1,357)	(1,792)	(46)
HUF/EUR	03/20/2013	DUB	EUR	(1,349)	(1,782)	(30)
HUF/EUR	03/20/2013	DUB	EUR	(1,348)	(1,780)	(13)
HUF/USD	03/20/2013	BOA	HUF	512,924	2,304	(48)
IDR/USD	01/14/2013	CGM	IDR	39,858,264	4,130	41
IDR/USD	01/14/2013	DUB	IDR	34,667,990	3,592	29
IDR/USD	01/17/2013	JPM	IDR	34,230,397	3,546	4
IDR/USD	01/17/2013	RBS	IDR	35,890,000	3,718	18
IDR/USD	02/20/2013	BCL	IDR	89,355,708	9,218	(3)
IDR/USD	02/20/2013	DUB	IDR	35,045,473	3,615	56
ILS/USD	03/20/2013	DUB	ILS	6,676	1,783	(2)
INR/USD	01/22/2013	UBS	INR	1,272,975	23,139	167
INR/USD	01/22/2013	DUB	INR	102,843	1,869	(9)
INR/USD	01/29/2013	RBS	INR	130,745	2,373	54
INR/USD	01/29/2013	UBS	INR	260,716	4,732	83
JPY/USD	03/21/2013	CGM	JPY	150,502	1,738	(44)
JPY/USD	03/21/2013	DUB	JPY	150,348	1,737	(45)
JPY/USD	03/21/2013	CIT	JPY	299,619	3,461	(111)
JPY/USD	03/21/2013	BCL	JPY	154,095	1,780	(10)
JPY/USD	03/21/2013	DUB	JPY	153,829	1,777	(13)
KRW/USD	02/04/2013	CGM	KRW	5,076,106	4,731	56
KRW/USD	02/04/2013	DUB	KRW	1,125,006	1,049	11
KRW/USD	02/04/2013	DUB	KRW	9,663,140	9,007	39
MXN/USD	03/20/2013	CSI	MXN	119,972	9,216	(83)
MXN/USD	03/20/2013	CSI	MXN	22,738	1,747	(23)
MXN/USD	03/20/2013	SSB	MXN	22,772	1,749	(25)
MXN/USD	03/20/2013	CGM	MXN	22,930	1,761	(13)
MXN/USD	03/20/2013	DUB	MXN	522,963	40,173	(510)
MXN/USD	03/20/2013	SSB	MXN	23,245	1,786	6
MXN/USD	03/20/2013	ABN	MXN	32,504	2,497	13
MYR/USD	01/17/2013	CGM	MYR	102,803	33,583	155
MYR/USD	01/17/2013	MSC	MYR	27,652	9,033	14
MYR/USD	01/17/2013	UBS	MYR	18,013	5,884	8
MYR/USD	01/29/2013	CGM	MYR	30,679	10,013	(29)
MYR/USD	01/29/2013	DUB	MYR	14,075	4,594	(1)
MYR/USD	01/31/2013	JPM	MYR	39,777	12,981	23
MYR/USD	01/31/2013	DUB	MYR	38,924	12,702	15
MYR/USD	02/04/2013	BNP	MYR	14,249	4,649	(26)
MYR/USD	02/04/2013	DUB	MYR	9,253	3,019	(1)
PEN/USD	01/18/2013	DUB	PEN	30,748	12,034	178
PHP/USD	01/18/2013	SCB	PHP	380,095	9,262	(29)
PHP/USD	02/04/2013	DUB	PHP	190,316	4,640	(35)
PHP/USD	02/04/2013	DUB	PHP	9,609	234	(1)
PHP/USD	02/19/2013	CGM	PHP	428,056	10,430	(6)
PLN/EUR	03/20/2013	BCL	EUR	(2,724)	(3,598)	38
PLN/EUR	03/20/2013	BCL	EUR	(1,359)	(1,795)	4
PLN/EUR	03/20/2013	BOA	EUR	(2,898)	(3,827)	9
PLN/USD	03/20/2013	DUB	PLN	140,189	44,950	1,489
PLN/USD	03/20/2013	DUB	PLN	15,997	5,129	83
RUB/USD	01/10/2013	UBS	RUB	109,988	3,595	57

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
RUB/USD	01/14/2013	CGM	RUB	102,497	$3,348	$21
RUB/USD	01/14/2013	CGM	RUB	107,615	3,515	53
RUB/USD	01/17/2013	CGM	RUB	916,136	29,908	794
RUB/USD	01/18/2013	UBS	RUB	55,247	1,803	28
RUB/USD	01/22/2013	HSB	RUB	79,116	2,580	15
RUB/USD	01/22/2013	CSI	RUB	83,387	2,720	12
RUB/USD	01/22/2013	UBS	RUB	110,141	3,592	29
RUB/USD	01/31/2013	UBS	RUB	108,905	3,546	(13)
THB/USD	02/11/2013	DUB	THB	209,865	6,845	19
TRY/USD	03/20/2013	JPM	TRY	10,204	5,663	27
TRY/USD	03/20/2013	MSC	TRY	6,368	3,534	12
TRY/USD	03/20/2013	JPM	TRY	4,257	2,362	(2)
TRY/USD	03/20/2013	JPM	TRY	6,385	3,543	(6)
TWD/USD	01/14/2013	UBS	TWD	202,787	6,983	(1)
TWD/USD	02/04/2013	UBS	TWD	268,138	9,235	(24)
TWD/USD	02/04/2013	BCL	TWD	135,252	4,658	(17)
USD/BRL	01/03/2013	HSB	BRL	(9,709)	(4,742)	(64)
USD/BRL	01/07/2013	UBS	BRL	(7,790)	(3,803)	(133)
USD/BRL	01/07/2013	UBS	BRL	(7,756)	(3,786)	(116)
USD/BRL	01/17/2013	RBC	BRL	(42,520)	(20,726)	(726)
USD/BRL	01/31/2013	UBS	BRL	(6,082)	(2,959)	(37)
USD/BRL	01/31/2013	CSI	BRL	(6,129)	(2,982)	2
USD/CHF	01/17/2013	CGM	CHF	(515,384)	(16,825)	(545)
USD/CLP	01/17/2013	HSB	CLP	(2,630,839)	(5,484)	(14)
USD/CNY	02/04/2013	JPM	CNY	(18,181)	(2,911)	(65)
USD/CNY	02/05/2013	HSB	CNY	(78,337)	(12,541)	(64)
USD/COP	01/17/2013	CSI	COP	(11,742,284)	(6,638)	(232)
USD/COP	01/17/2013	CSI	COP	(9,112,500)	(5,152)	(152)
USD/EUR	02/08/2013	CIT	EUR	(1,834)	(2,422)	(3)
USD/EUR	03/20/2013	DUB	EUR	(20,971)	(27,699)	(239)
USD/EUR	03/20/2013	DUB	EUR	(1,345)	(1,777)	7
USD/GBP	01/09/2013	JPM	GBP	(764)	(1,241)	(12)
USD/GBP	03/21/2013	SSB	GBP	(445,569)	(5,146)	179
USD/HUF	02/12/2013	BCL	HUF	(403,067)	(1,817)	35
USD/HUF	02/12/2013	HSB	HUF	(671,465)	(3,027)	63
USD/HUF	03/20/2013	SSB	HUF	(1,485,429)	(6,673)	19
USD/IDR	01/17/2013	JPM	IDR	(102,752,100)	(10,643)	57
USD/INR	01/22/2013	SCB	INR	(256,985)	(4,671)	4
USD/INR	01/22/2013	CGM	INR	(424,270)	(7,712)	(5)
USD/INR	01/22/2013	RBS	INR	(192,265)	(3,495)	30
USD/INR	01/22/2013	DUB	INR	(193,571)	(3,519)	3
USD/INR	01/29/2013	BCL	INR	(206,257)	(3,744)	(29)
USD/JPY	03/21/2013	CGM	JPY	(431,808)	(4,987)	186
USD/JPY	03/21/2013	HSB	JPY	(297,263)	(3,433)	117
USD/KRW	02/04/2013	DUB	KRW	(3,853,474)	(3,592)	(20)
USD/MXN	01/25/2013	JPM	MXN	(19,623)	(1,515)	18
USD/MXN	01/25/2013	SSB	MXN	(6,793)	(524)	(3)
USD/MXN	03/20/2013	CSI	MXN	(22,800)	(1,751)	23
USD/MXN	03/20/2013	RBC	MXN	(22,798)	(1,751)	31
USD/MXN	03/20/2013	MSC	MXN	(46,311)	(3,558)	14
USD/MXN	03/20/2013	MSC	MXN	(72,241)	(5,549)	23
USD/MXN	03/20/2013	SSB	MXN	(28,381)	(2,180)	(3)
USD/MXN	03/20/2013	DUB	MXN	(47,284)	(3,632)	(23)
USD/MXN	03/20/2013	SSB	MXN	(23,476)	(1,803)	(14)
USD/MXN	03/21/2013	DUB	MXN	(113,802)	(8,741)	141
USD/MXN	04/04/2013	HSB	MXN	(20,543)	(1,576)	22
USD/MXN	04/04/2013	HSB	MXN	(113,802)	(8,729)	122
USD/MXN	04/04/2013	JPM	MXN	(67,186)	(5,154)	72
USD/MXN	06/27/2013	JPM	MXN	(58,199)	(4,427)	(13)
USD/MYR	01/29/2013	CGM	MYR	(5,213)	(1,701)	2
USD/MYR	01/29/2013	HSB	MYR	(19,749)	(6,446)	(17)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/MYR	01/31/2013	BNP	MYR	(93,894)	$(30,641)	$159
USD/PEN	01/18/2013	DUB	PEN	(3,628)	(1,420)	(32)
USD/PEN	01/18/2013	HSB	PEN	(23,219)	(9,088)	(144)
USD/PHP	01/18/2013	BCL	PHP	(101,840)	(2,481)	2
USD/PHP	02/04/2013	CIT	PHP	(292,651)	(7,134)	(8)
USD/PHP	02/19/2013	BNP	PHP	(259,832)	(6,331)	39
USD/PLN	03/20/2013	BCL	PLN	(3,313)	(1,062)	6
USD/RON	03/20/2013	HSB	RON	(9,751)	(2,864)	(8)
USD/RON	03/20/2013	DUB	RON	(12,924)	(3,796)	(12)
USD/RUB	01/10/2013	CGM	RUB	(63,593)	(2,079)	(27)
USD/RUB	01/14/2013	CIT	RUB	(109,829)	(3,588)	(24)
USD/RUB	01/14/2013	UBS	RUB	(110,232)	(3,601)	(29)
USD/RUB	01/18/2013	CSI	RUB	(55,029)	(1,796)	(21)
USD/RUB	01/31/2013	HSB	RUB	(34,807)	(1,133)	10
USD/THB	02/07/2013	DUB	THB	(747,605)	(24,388)	(237)
USD/THB	02/11/2013	DUB	THB	(112,533)	(3,670)	(25)
USD/TRY	03/20/2013	JPM	TRY	(6,367)	(3,534)	5
USD/TRY	03/20/2013	RBS	TRY	(15,693)	(8,709)	(42)
ZAR/USD	03/20/2013	DUB	ZAR	65,690	7,668	262
ZAR/USD	03/20/2013	CGM	ZAR	294,741	34,406	1,171

					$223,476	$3,731

JNL/Ivy Asset Strategy Fund
USD/EUR	01/14/2013	DUB	EUR	(1,700)	$(2,244)	$(44)
USD/EUR	01/14/2013	MSC	EUR	(14,800)	(19,537)	(398)
USD/MXN	01/14/2013	GSC	MXN	(63,200)	(83,430)	(1,634)

					$(105,211)	$(2,076)

JNL/JPMorgan International Value Fund
AUD/USD	02/27/2013	DUB	AUD	29,869	$30,891	$(78)
CHF/USD	02/27/2013	DUB	CHF	15,698	17,181	265
CHF/USD	02/27/2013	GSC	CHF	933	1,021	(5)
EUR/USD	02/27/2013	HSB	EUR	1,087	1,436	46
EUR/USD	02/27/2013	BNP	EUR	1,473	1,945	19
GBP/CHF	02/27/2013	CSI	CHF	(4,502)	(4,927)	(22)
GBP/EUR	02/27/2013	WBC	EUR	(1,321)	(1,744)	(11)
GBP/JPY	02/27/2013	WBC	JPY	(79,578)	(919)	60
GBP/USD	02/27/2013	SGB	GBP	569	924	13
GBP/USD	02/27/2013	BCL	GBP	372	604	5
GBP/USD	02/27/2013	CSI	GBP	768	1,248	3
GBP/USD	02/27/2013	GSC	GBP	831	1,349	(3)
GBP/USD	02/27/2013	BNP	GBP	623	1,012	1
JPY/CHF	02/27/2013	SGB	CHF	(3,153)	(3,451)	(229)
JPY/USD	02/27/2013	SGB	JPY	82,917	958	(54)
JPY/USD	02/27/2013	UBS	JPY	103,755	1,198	(41)
NOK/CHF	02/27/2013	UBS	CHF	(3,649)	(3,993)	(1)
SEK/USD	02/27/2013	GSC	SEK	7,457	1,145	24
SEK/USD	02/27/2013	DUB	SEK	5,472	840	20
SEK/USD	02/27/2013	BCL	SEK	3,322	510	9
SGD/USD	02/27/2013	GSC	SGD	11,433	9,358	7
USD/CAD	02/27/2013	DUB	CAD	(3,085)	(3,098)	1
USD/CHF	02/27/2013	HSB	CHF	(1,731)	(1,894)	(8)
USD/EUR	02/27/2013	HSB	EUR	(7,138)	(9,426)	(163)
USD/EUR	02/27/2013	BNP	EUR	(540)	(714)	(13)
USD/EUR	02/27/2013	UBS	EUR	(1,115)	(1,472)	(25)
USD/EUR	02/27/2013	DUB	EUR	(1,017)	(1,343)	(16)
USD/GBP	02/27/2013	BCL	GBP	(5,081)	(8,252)	(119)
USD/HKD	02/27/2013	SGB	HKD	(11,889)	(1,534)	—
USD/HKD	02/27/2013	BCL	HKD	(114,037)	(14,716)	(2)
USD/JPY	02/27/2013	HSB	JPY	(179,958)	(2,078)	143
USD/JPY	02/27/2013	BNP	JPY	(1,044,089)	(12,057)	673

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/JPMorgan International Value Fund (continued)
USD/JPY	02/27/2013	DUB	JPY	(94,421)	$(1,090)	$60
USD/JPY	02/27/2013	RBS	JPY	(292,387)	(3,376)	93
USD/NOK	02/27/2013	BNP	NOK	(15,905)	(2,856)	(59)
USD/SEK	02/27/2013	HSB	SEK	(7,256)	(1,114)	(21)

					$(8,434)	$572

JNL/Mellon Capital Management International Index Fund
AUD/USD	03/21/2013	BOA	AUD	1,730	$1,786	$(23)
AUD/USD	03/21/2013	DUB	AUD	1,438	1,485	(18)
AUD/USD	03/21/2013	CSI	AUD	115	119	(1)
EUR/USD	03/21/2013	WBC	EUR	1,049	1,386	18
EUR/USD	03/21/2013	JPM	EUR	2,537	3,351	48
EUR/USD	03/21/2013	RBS	EUR	1,723	2,276	32
EUR/USD	03/21/2013	DUB	EUR	1,049	1,385	16
EUR/USD	03/21/2013	CSI	EUR	239	315	(2)
EUR/USD	03/21/2013	CCI	EUR	416	550	(3)
GBP/USD	03/21/2013	BCL	GBP	1,205	1,958	12
GBP/USD	03/21/2013	HSB	GBP	4,200	6,821	44
GBP/USD	03/21/2013	CSI	GBP	178	289	(1)
GBP/USD	03/21/2013	CCI	GBP	171	277	1
JPY/USD	03/21/2013	BCL	JPY	567,086	6,550	(321)
JPY/USD	03/21/2013	CSI	JPY	16,830	194	(5)
USD/AUD	03/21/2013	CSI	AUD	(115)	(119)	2
USD/AUD	03/21/2013	CSI	AUD	(459)	(474)	—
USD/AUD	03/21/2013	CSI	AUD	(116)	(120)	—
USD/EUR	03/21/2013	CSI	EUR	(17,150)	(198)	1
USD/EUR	03/21/2013	CSI	EUR	(159)	(210)	—
USD/EUR	03/21/2013	CSI	EUR	(158)	(208)	(2)
USD/EUR	03/21/2013	CSI	EUR	(157)	(208)	(2)
USD/EUR	03/21/2013	CSI	EUR	(183)	(242)	—
USD/EUR	03/21/2013	CSI	EUR	(1,190)	(1,572)	2
USD/GBP	03/21/2013	CSI	GBP	(60)	(97)	(1)
USD/GBP	03/21/2013	CSI	GBP	(118)	(192)	(1)
USD/GBP	03/21/2013	CSI	GBP	(59)	(95)	—
USD/GBP	03/21/2013	CSI	GBP	(944)	(1,534)	(7)
USD/GBP	03/21/2013	CSI	GBP	(59)	(96)	(1)
USD/GBP	03/21/2013	CSI	GBP	(118)	(191)	(1)
USD/JPY	03/21/2013	CSI	JPY	(15,970)	(185)	7
USD/JPY	03/21/2013	CSI	JPY	(16,150)	(187)	6
USD/JPY	03/21/2013	CSI	JPY	(116,900)	(1,350)	31

					$21,464	$(169)

JNL/Mellon Capital Management Global Alpha Fund
AUD/USD	03/21/2013	BNP	AUD	21,228	$21,919	$(149)
AUD/USD	03/21/2013	HSB	AUD	16,805	17,353	(133)
AUD/USD	03/21/2013	DUB	AUD	22,889	23,634	(293)
AUD/USD	03/21/2013	BOA	AUD	27,527	28,424	(351)
CAD/USD	03/21/2013	GSC	CAD	23,597	23,684	(166)
CAD/USD	03/21/2013	BOA	CAD	16,281	16,341	(116)
CAD/USD	03/21/2013	BNP	CAD	22,866	22,951	(169)
CAD/USD	03/21/2013	CCI	CAD	16,676	16,737	(104)
CAD/USD	03/21/2013	RBC	CAD	15,616	15,673	(135)
CAD/USD	03/21/2013	DUB	CAD	8,009	8,038	(91)
CAD/USD	03/21/2013	UBS	CAD	19,170	19,241	(174)
CAD/USD	03/21/2013	HSB	CAD	1,333	1,338	(11)
CAD/USD	03/21/2013	BNP	CAD	2,666	2,675	(18)
CAD/USD	03/21/2013	RBC	CAD	3,998	4,013	(32)
CAD/USD	03/21/2013	UBS	CAD	18,659	18,727	(197)
CAD/USD	03/21/2013	UBS	CAD	11,066	11,107	(64)
GBP/USD	03/21/2013	UBS	GBP	14,362	23,325	141
JPY/USD	03/21/2013	RBS	JPY	1,122,592	12,966	(652)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
JPY/USD	03/21/2013	HSB	JPY	859,607	$9,928	$(500)
JPY/USD	03/21/2013	UBS	JPY	479,794	5,542	(239)
JPY/USD	03/21/2013	UBS	JPY	1,534,928	17,728	(867)
JPY/USD	03/21/2013	BCL	JPY	408,019	4,713	(231)
JPY/USD	03/21/2013	UBS	JPY	375,003	4,331	(151)
JPY/USD	03/21/2013	BNP	JPY	53,572	619	(21)
JPY/USD	03/21/2013	HSB	JPY	26,786	309	(10)
JPY/USD	03/21/2013	RBC	JPY	80,358	928	(31)
NOK/USD	03/21/2013	BNP	NOK	43,958	7,887	165
NOK/USD	03/21/2013	ESI	NOK	38,805	6,962	117
NOK/USD	03/21/2013	DUB	NOK	40,714	7,305	129
NZD/USD	03/21/2013	RBS	NZD	22,923	18,850	(252)
NZD/USD	03/21/2013	UBS	NZD	16,666	13,705	(127)
SEK/USD	03/21/2013	HSB	SEK	95,999	14,736	444
SEK/USD	03/21/2013	GSC	SEK	123,279	18,924	436
SEK/USD	03/21/2013	DUB	SEK	142,983	21,948	461
USD/AUD	03/21/2013	BNP	AUD	(1,251)	(1,291)	16
USD/AUD	03/21/2013	HSB	AUD	(2,501)	(2,583)	34
USD/AUD	03/21/2013	UBS	AUD	(8,755)	(9,040)	125
USD/AUD	03/21/2013	UBS	AUD	(8,836)	(9,124)	80
USD/AUD	03/21/2013	UBS	AUD	(12,533)	(12,941)	(11)
USD/CAD	03/21/2013	UBS	CAD	(10,112)	(10,150)	(16)
USD/CHF	03/21/2013	CCI	CHF	(15)	(16)	—
USD/EUR	03/21/2013	BOA	EUR	(24,704)	(32,631)	(691)
USD/EUR	03/21/2013	CCI	EUR	(11,995)	(15,844)	(318)
USD/EUR	03/21/2013	UBS	EUR	(13,280)	(17,541)	(399)
USD/EUR	03/21/2013	UBS	EUR	(14,994)	(19,805)	(403)
USD/EUR	03/21/2013	GSC	EUR	(22,647)	(29,914)	(564)
USD/EUR	03/21/2013	DUB	EUR	(9,104)	(12,026)	(141)
USD/EUR	03/21/2013	UBS	EUR	(6,550)	(8,652)	(104)
USD/EUR	03/21/2013	BHP	EUR	(9,104)	(12,026)	(143)
USD/EUR	03/21/2013	RBS	EUR	(36,970)	(48,832)	(697)
USD/GBP	03/21/2013	GSC	GBP	(12,211)	(19,831)	(165)
USD/GBP	03/21/2013	BNP	GBP	(13,598)	(22,083)	(210)
USD/GBP	03/21/2013	CCI	GBP	(4,383)	(7,119)	(57)
USD/GBP	03/21/2013	UBS	GBP	(6,538)	(10,618)	(74)
USD/GBP	03/21/2013	BCL	GBP	(3,242)	(5,265)	(33)
USD/GBP	03/21/2013	HSB	GBP	(11,295)	(18,344)	(119)
USD/GBP	03/21/2013	BNP	GBP	(272)	(442)	(1)
USD/GBP	03/21/2013	UBS	GBP	(1,903)	(3,091)	(8)
USD/GBP	03/21/2013	HSB	GBP	(544)	(883)	(2)
USD/JPY	03/21/2013	DUB	JPY	(295,421)	(3,412)	89
USD/JPY	03/21/2013	CCI	JPY	(782,866)	(9,042)	246
USD/JPY	03/21/2013	UBS	JPY	(398,819)	(4,606)	120

					$95,409	$(6,837)

JNL/PIMCO Real Return Fund
AUD/USD	01/10/2013	CIT	AUD	1,954	$2,028	$9
AUD/USD	01/10/2013	JPM	AUD	1,963	2,037	15
BRL/USD	02/04/2013	UBS	BRL	486	236	5
BRL/USD	02/04/2013	BCL	BRL	394	192	4
BRL/USD	02/04/2013	DUB	BRL	312	152	3
BRL/USD	02/04/2013	DUB	BRL	3,217	1,564	35
BRL/USD	02/04/2013	UBS	BRL	31,421	15,346	99
CNY/USD	02/01/2013	BCL	CNY	26,791	4,290	41
EUR/USD	01/15/2013	BNP	EUR	185	244	3
EUR/USD	01/15/2013	BCL	EUR	81	107	2
EUR/USD	01/15/2013	BCL	EUR	2,692	3,554	57
EUR/USD	01/15/2013	UBS	EUR	471	622	10
MXN/USD	04/03/2013	MSC	MXN	49,087	3,766	71
MXN/USD	04/03/2013	DUB	MXN	45,967	3,526	26

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Real Return Fund (continued)
MXN/USD	04/03/2013	UBS	MXN	1,063	$82	$—
USD/AUD	01/10/2013	BOA	AUD	(66,462)	(68,979)	(278)
USD/AUD	01/10/2013	BCL	AUD	(1,071)	(1,112)	8
USD/AUD	01/10/2013	BCL	AUD	(295)	(306)	5
USD/BRL	02/04/2013	CSI	BRL	(4,879)	(2,372)	(42)
USD/CAD	03/21/2013	CIT	CAD	(27,846)	(27,949)	235
USD/CNY	02/01/2013	JPM	CNY	(27,356)	(4,381)	(87)
USD/EUR	01/15/2013	BOA	EUR	(113,449)	(149,764)	(2,254)
USD/EUR	01/15/2013	CIT	EUR	(771)	(1,018)	(22)
USD/EUR	01/15/2013	DUB	EUR	(2,124)	(2,804)	(48)
USD/EUR	01/15/2013	DUB	EUR	(920)	(1,214)	(38)
USD/EUR	01/15/2013	DUB	EUR	(4,171)	(5,506)	(186)
USD/EUR	01/15/2013	JPM	EUR	(486)	(642)	(20)
USD/EUR	01/15/2013	UBS	EUR	(298)	(393)	(12)
USD/EUR	01/15/2013	BCL	EUR	(1,891)	(2,496)	(49)
USD/EUR	01/15/2013	DUB	EUR	(3,392)	(4,478)	(66)
USD/EUR	09/13/2013	BCL	EUR	(22,032)	(29,156)	(575)
USD/GBP	03/12/2013	DUB	GBP	(23,644)	(38,401)	(371)
USD/GBP	03/12/2013	BCL	GBP	(2,744)	(4,457)	(48)
USD/GBP	03/12/2013	BCL	GBP	(385)	(625)	(3)
USD/GBP	03/12/2013	BCL	GBP	(5,138)	(8,345)	4
USD/JPY	02/12/2013	UBS	JPY	(1,170,000)	(13,509)	1,145
USD/JPY	02/12/2013	BOA	JPY	(2,730,000)	(31,522)	2,680
USD/JPY	02/12/2013	CIT	JPY	(3,410,000)	(39,373)	3,348
USD/MXN	04/03/2013	JPM	MXN	(798)	(61)	—
USD/MXN	04/03/2013	UBS	MXN	(160,603)	(12,321)	(150)

					$(413,438)	$3,556

JNL/PIMCO Total Return Bond Fund
BRL/USD	02/04/2013	UBS	BRL	44,218	$21,500	$43
BRL/USD	02/04/2013	UBS	BRL	3,290	1,600	—
BRL/USD	02/04/2013	UBS	BRL	3,083	1,499	(1)
BRL/USD	02/04/2013	MSC	BRL	822	399	(1)
BRL/USD	02/04/2013	UBS	BRL	616	299	(1)
BRL/USD	02/04/2013	BCL	BRL	821	399	(1)
BRL/USD	02/04/2013	MSC	BRL	821	399	(1)
BRL/USD	02/04/2013	UBS	BRL	2,672	1,299	(1)
BRL/USD	02/04/2013	BCL	BRL	2,672	1,299	(1)
EUR/USD	03/18/2013	UBS	EUR	3,041	4,017	39
MXN/USD	04/03/2013	MSC	MXN	97,039	7,444	(36)
MXN/USD	04/03/2013	MSC	MXN	15,453	1,186	12
MXN/USD	04/03/2013	DUB	MXN	11,654	894	5
MXN/USD	04/03/2013	UBS	MXN	1,688	130	—
MXN/USD	04/03/2013	MSC	MXN	1,688	130	1
MXN/USD	04/03/2013	MSC	MXN	38,820	2,978	57
MXN/USD	04/03/2013	UBS	MXN	85,000	6,521	35
MXN/USD	04/03/2013	JPM	MXN	10,658	818	(11)
MXN/USD	04/03/2013	MSC	MXN	37,338	2,864	(36)
MXN/USD	04/03/2013	DUB	MXN	11,686	896	(3)
MXN/USD	04/03/2013	UBS	MXN	12,984	996	(4)
MXN/USD	04/03/2013	JPM	MXN	3,627	278	1
MXN/USD	04/03/2013	DUB	MXN	75,000	5,754	26
SGD/USD	01/25/2013	BCL	SGD	10	9	—
USD/CAD	03/21/2013	CIT	CAD	(107,746)	(108,143)	908
USD/CAD	03/21/2013	BCL	CAD	(10)	(10)	—
USD/CAD	03/21/2013	CIT	CAD	(2,370)	(2,379)	24
USD/CAD	03/21/2013	DUB	CAD	(2,806)	(2,816)	21
USD/EUR	01/31/2013	UBS	EUR	(16,500)	(21,785)	(1,528)
USD/EUR	02/28/2013	UBS	EUR	(7,900)	(10,433)	(487)
USD/EUR	03/18/2013	CIT	EUR	(195,262)	(257,905)	(3,926)
USD/EUR	03/18/2013	BCL	EUR	(2,685)	(3,546)	(8)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/ (Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/EUR	03/18/2013	CIT	EUR	(5,925)	$(7,826)	$(21)
USD/EUR	03/18/2013	CSI	EUR	(108)	(143)	—
USD/EUR	03/18/2013	BCL	EUR	(1,151)	(1,520)	(2)
USD/EUR	03/18/2013	BCL	EUR	(102)	(135)	—
USD/EUR	06/21/2013	BNP	EUR	(38,935)	(51,473)	(221)
USD/EUR	09/04/2013	BOA	EUR	(100)	(132)	(7)
USD/EUR	09/04/2013	UBS	EUR	(3,100)	(4,102)	(188)
USD/EUR	09/20/2013	UBS	EUR	(11,563)	(15,302)	(115)
USD/EUR	12/16/2013	BOA	EUR	(57,300)	(75,910)	(3,586)
USD/EUR	04/01/2014	CIT	EUR	(600)	(795)	(35)
USD/EUR	04/01/2014	BNP	EUR	(100)	(132)	(6)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,325)	(57)
USD/EUR	06/02/2014	BNP	EUR	(200)	(265)	(12)
USD/EUR	07/01/2014	BNP	EUR	(100)	(132)	(6)
USD/EUR	08/01/2014	BNP	EUR	(200)	(265)	(12)
USD/GBP	03/12/2013	DUB	GBP	(17,219)	(27,966)	(270)
USD/GBP	03/12/2013	UBS	GBP	(1,101)	(1,788)	(20)
USD/JPY	01/17/2013	DUB	JPY	(1,861,832)	(21,493)	1,208
USD/JPY	01/17/2013	BCL	JPY	(134,598)	(1,554)	33
USD/JPY	01/17/2013	BCL	JPY	(76,219)	(880)	10
USD/JPY	02/12/2013	BOA	JPY	(3,480,000)	(40,182)	3,416
USD/JPY	02/12/2013	CIT	JPY	(4,350,000)	(50,227)	4,271
USD/JPY	02/12/2013	UBS	JPY	(1,480,000)	(17,089)	1,448
USD/MXN	02/07/2013	CSI	MXN	(156,102)	(12,036)	(123)

					$(676,081)	$831

JNL/T.Rowe Price Short-Term Bond Fund
USD/MXN	03/19/2013	MLP	MXN	(25,340)	$(1,947)	$18

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Interest Rate Swaps

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	0.54%	09/14/2015		8,108	$(6)
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		3,700	1
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016		5,756	19
DUB	3-Month LIBOR	Paying	1.35%	08/24/2016		4,569	17
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016		35,400	(1)
DUB	3-Month LIBOR	Paying	0.96%	09/28/2016		8,000	(4)
DUB	3-Month LIBOR	Paying	1.48%	09/28/2017		3,750	(1)
DUB	3-Month LIBOR	Paying	1.24%	09/14/2018		3,355	24
DUB	3-Month LIBOR	Paying	1.07%	09/17/2018		1,500	(2)
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016		35,186	(5)
GSI	3-Month LIBOR	Paying	1.55%	09/28/2017		17,593	8
JPM	3-Month LIBOR	Receiving	0.50%	09/17/2015		8,315	1
JPM	3-Month LIBOR	Paying	1.55%	10/04/2017		17,879	8
JPM	3-Month LIBOR	Paying	1.19%	09/17/2018		3,380	15
UBS	3-Month LIBOR	Receiving	1.28%	06/22/2016		2,935	11

							$85

JNL/Goldman Sachs Core Plus Bond Fund
BBP	3-Month LIBOR	Receiving	3.00%	12/20/2022		3,880	$29
BBP	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,900	42
BBP	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	820	9
BBP	6-Month Australian Bank Bill Short Term Rate	Receiving	3.75%	06/19/2023	AUD	5,820	33
BBP	6-Month Australian Bank Bill Short Term Rate	Paying	3.75%	06/19/2023	AUD	2,150	(7)
BBP	6-Month EURIBOR	Receiving	1.30%	04/20/2017	EUR	6,590	(62)
BBP	6-Month EURIBOR	Paying	2.20%	04/20/2022	EUR	7,040	222
BBP	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	1,400	(5)
BBP	6-Month EURIBOR	Paying	1.75%	06/19/2023	EUR	8,210	209
BBP	6-Month EURIBOR	Receiving	2.68%	04/20/2030	EUR	2,730	(140)
BBP	6-Month LIBOR	Receiving	3.00%	12/20/2022	GBP	4,700	8
BBP	6-Month LIBOR	Receiving	3.00%	12/20/2022	GBP	1,810	(9)
BBP	6-Month LIBOR	Receiving	2.00%	06/19/2023	GBP	550	(4)
BBP	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	21,340	13
BBP	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	12,630	11
BBP	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.75%	12/20/2022	CHF	3,550	11
BBP	British Bankers’ Association Swiss Franc LIBOR	Paying	1.00%	06/19/2023	CHF	2,140	(3)
BBP	Stockholm Interbank Offered Rate	Paying	2.75%	12/20/2022	SEK	1,800	—
BBP	Stockholm Interbank Offered Rate	Receiving	2.75%	12/20/2022	SEK	1,800	1
BBP	Stockholm Interbank Offered Rate	Receiving	2.00%	06/19/2023	SEK	13,190	2
BOA	3-Month Canada Bankers Acceptance	Paying	3.04%	09/14/2025	CAD	6,900	150
BOA	3-Month Canada Bankers Acceptance	Paying	2.74%	10/03/2025	CAD	4,500	(23)
BOA	3-Month Canada Bankers Acceptance	Receiving	3.11%	09/14/2035	CAD	4,000	(117)
BOA	3-Month Canada Bankers Acceptance	Receiving	2.83%	10/03/2035	CAD	2,600	37
BOA	Brazil Interbank Deposit Rate	Paying	8.70%	01/02/2017	BRL	8,010	55
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.50%	12/20/2022	NZD	2,020	21
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.50%	12/20/2022	NZD	1,540	12
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.50%	12/20/2022	NZD	5,910	(14)
CIT	3-Month LIBOR	Receiving	3.00%	12/20/2022		3,890	21
CIT	3-Month LIBOR	Receiving	3.00%	12/20/2022		1,960	6
CIT	3-Month LIBOR	Paying	3.00%	12/20/2022		300	(1)
CIT	3-Month LIBOR	Paying	3.00%	12/20/2022		1,920	(17)
CIT	3-Month LIBOR	Paying	3.00%	12/20/2022		3,860	(36)
CIT	3-Month LIBOR	Receiving	1.75%	06/19/2023		9,200	67
CIT	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	7,620	107
CIT	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/20/2022	AUD	2,300	2
CIT	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	4,490	(43)
CIT	6-Month EURIBOR	Receiving	1.10%	06/10/2017	EUR	10,670	(21)
CIT	6-Month EURIBOR	Paying	2.00%	06/10/2022	EUR	11,360	80
CIT	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	1,460	(16)
CIT	6-Month EURIBOR	Receiving	2.52%	06/10/2030	EUR	4,410	(71)
CIT	6-Month LIBOR	Paying	3.00%	12/20/2022	GBP	1,810	43

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Interest Rate Swaps

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
CIT	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	310	$—
CIT	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	158,500	7
CIT	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	110,710	(10)
CSI	3-Month Canada Bankers Acceptance	Paying	2.25%	06/19/2023	CAD	70	(1)
CSI	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.50%	12/20/2022	NZD	1,590	8
CSI	3-Month Canada Bankers Acceptance	Receiving	3.00%	12/20/2022	CAD	260	1
CSI	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(2)
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		2,360	4
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		1,930	(23)
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		3,880	(33)
CSI	3-Month LIBOR	Paying	3.00%	12/20/2022		1,940	(10)
CSI	3-Month LIBOR	Paying	1.75%	06/19/2023		1,980	(22)
CSI	6-Month EURIBOR	Paying	3.00%	12/20/2022	EUR	1,460	27
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,170	(11)
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	1,400	(10)
CSI	6-Month EURIBOR	Receiving	3.00%	12/20/2022	EUR	4,200	(26)
CSI	6-Month EURIBOR	Receiving	1.75%	06/19/2023	EUR	710	(3)
CSI	British Bankers’ Association Swiss Franc LIBOR	Paying	1.75%	12/20/2022	CHF	3,240	3
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	259,290	11
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	512,500	24
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	282,820	32
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.25%	12/20/2022	JPY	140,190	19
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	279,000	(26)
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	144,010	(11)
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	432,000	(20)
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	177,000	(1)
CSI	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	448,000	(3)
CSI	British Bankers’ Association Yen LIBOR	Paying	0.75%	06/19/2023	JPY	29,000	(3)
CSI	Stockholm Interbank Offered Rate	Paying	2.00%	06/19/2023	SEK	46,120	46
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	260	—
DUB	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.75%	06/19/2023	NZD	1,370	—
DUB	3-Month LIBOR	Paying	1.78%	10/02/2018		10,300	(4)
DUB	3-Month LIBOR	Paying	1.80%	10/03/2018		16,900	3
DUB	3-Month LIBOR	Receiving	1.25%	06/19/2020		14,000	115
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(465)
DUB	3-Month LIBOR	Paying	3.00%	12/20/2022		4,540	(12)
DUB	3-Month LIBOR	Receiving	1.82%	04/02/2023		3,000	21
DUB	3-Month LIBOR	Receiving	1.84%	04/03/2023		4,900	27
DUB	3-Month LIBOR	Receiving	2.00%	06/19/2023		16,400	255
DUB	3-Month LIBOR	Receiving	2.50%	06/19/2033		10,400	405
DUB	3-Month LIBOR	Receiving	2.75%	06/19/2043		4,600	263
DUB	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	4,810	2
DUB	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	12,180	—
DUB	Brazil Interbank Deposit Rate	Paying	8.70%	01/02/2017	BRL	6,030	41
JPM	3-Month LIBOR	Receiving	1.25%	06/19/2020		18,900	138
JPM	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	18,130	—
MSC	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.50%	12/20/2022	NZD	2,950	(8)
MSC	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.75%	06/19/2023	NZD	7,450	57
MSC	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,300	2
MSC	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	6,850	(44)
MSC	6-Month Australian Bank Bill Short Term Rate	Paying	4.50%	12/20/2022	AUD	2,260	(5)
MSC	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	8,470	—
MSC	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	819,580	(42)
MSC	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	435,000	(13)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	1,990	2
RBC	3-Month Canada Bankers Acceptance	Paying	2.91%	09/14/2025	CAD	4,300	46
RBC	3-Month Canada Bankers Acceptance	Paying	2.88%	09/21/2025	CAD	4,100	30
RBC	3-Month Canada Bankers Acceptance	Receiving	2.99%	09/14/2035	CAD	2,500	(29)
RBC	3-Month Canada Bankers Acceptance	Receiving	2.95%	09/21/2035	CAD	2,400	(32)

							$1,322

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Interest Rate Swaps

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month Poland Warsaw Interbank Rate	Receiving	3.46%	12/13/2017	PLN	7,000	$(9)
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2015	BRL	10,170	246
BBP	Brazil Interbank Deposit Rate	Paying	9.60%	01/02/2017	BRL	23,590	215
BBP	Brazil Interbank Deposit Rate	Paying	8.65%	01/02/2017	BRL	2,130	13
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	42
BBP	Budapest Interbank Offered Rate	Paying	7.02%	10/04/2016	HUF	371,950	107
BBP	Budapest Interbank Offered Rate	Paying	6.56%	10/14/2016	HUF	366,370	78
BBP	Budapest Interbank Offered Rate	Paying	6.75%	10/20/2016	HUF	168,790	42
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	16
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	10/09/2022	KRW	11,000,000	92
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	36
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.27%	12/11/2022	KRW	451,300	1
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	149
BBP	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/11/2017	TWD	259,990	(5)
BOA	Brazil Interbank Deposit Rate	Paying	8.36%	01/02/2017	BRL	180	—
BOA	Brazil Interbank Deposit Rate	Paying	8.70%	01/02/2017	BRL	5,090	35
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	173
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	675
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	126
BOA	Sinacofi Chile Interbank Rate	Receiving	5.16%	07/05/2022	CLP	4,010	—
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	(92)
DUB	3-Month LIBOR	Receiving	2.00%	06/19/2023		29,700	372
DUB	3-Month LIBOR	Paying	2.00%	06/19/2023		3,800	22
DUB	3-Month LIBOR	Paying	2.00%	06/19/2023		3,710	(5)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	184,700	530
DUB	Brazil Interbank Deposit Rate	Paying	8.45%	01/02/2015	BRL	38,130	300
DUB	Brazil Interbank Deposit Rate	Paying	8.35%	01/02/2017	BRL	29,490	40
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	48
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	8
DUB	Mexican Interbank Rate	Paying	5.71%	07/18/2022	MXN	115,650	(68)
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	150
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	246
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.99%	08/17/2017	TWD	339,000	14
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/12/2017	TWD	221,580	(4)
JPM	3-Month Poland Warsaw Interbank Rate	Receiving	4.41%	07/27/2017	PLN	21,900	(291)
JPM	3-Month Poland Warsaw Interbank Rate	Receiving	4.57%	07/26/2022	PLN	8,800	(224)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	725
JPM	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2015	BRL	74,440	1,751
JPM	Brazil Interbank Deposit Rate	Paying	8.37%	01/02/2017	BRL	16,130	27
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	44
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	11
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.93%	07/27/2017	TWD	526,600	71

							$5,707

JNL/PIMCO Real Return Fund
BNP	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	25,200	$34
BNP	France CPI Excluding Tobacco	Paying	2.00%	09/01/2016	EUR	8,000	59
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		21,500	(1)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	12
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		11,000	147
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	13
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	38
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	33
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	50
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		8,800	(28)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		7,400	91
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	155,400	(14)
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(11)

							$423

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Interest Rate Swaps

Over the Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$50
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	70
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	72
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	70
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	28
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	8
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	16
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	4
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	22
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	—
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	34
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	28
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	18
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	39
MSS	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		122,200	(43)
MSS	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		34,600	105
MSS	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		26,300	97
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	—
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	14

							$632

Centrally Cleared Interest Rate Swap Agreements

JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Paying	1.50%	01/04/2018		45,500	$(96)
N/A	3-Month LIBOR	Paying	2.50%	12/19/2042		80,700	909

							$813

JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		1,546,900	$1,047
N/A	3-Month LIBOR	Paying	2.75%	06/20/2042		37,100	(982)
N/A	3-Month LIBOR	Paying	2.50%	12/19/2042		48,700	2,662
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.50%	03/15/2018	AUD	25,900	300

							$3,027

1Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[7]	Expiration Date	Notional Amount1, [6]	Value[5]	Unrealized Appreciation/ (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - sell protection[3]
JPM	CDX.NA.IG-18	N/A	1.00%	12/20/2017	$(4,050)	$9	$(1)
DUB	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(3,975)	9	1
GSI	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(1,964)	4	2
GSI	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(1,978)	4	—
JPM	CDX.NA.IG-19	N/A	1.00%	12/20/2017	(2,025)	5	4

					$(13,992)	$31	$6

JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection[2]
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2014	$4,225	$(43)	$6
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2014	18,900	(194)	(1)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	26,100	(268)	12
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	24,700	(253)	8

					$73,925	$(758)	$25

Credit default swap agreements - sell protection[3]
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2016	$(13,850)	$153	$128
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(9,800)	108	75
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(16,500)	182	118
DUB	Metlife Inc., 5.00%, 06/15/2015	0.79%	1.00%	03/20/2015	(2,000)	9	59
DUB	Metlife Inc., 5.00%, 06/15/2015	0.99%	1.00%	09/20/2015	(1,000)	—	44
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	0.83%	1.00%	06/20/2015	(825)	4	38

					$(43,975)	$456	$462

JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - sell protection
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	$(10,000)	$31	$(67)

JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection[3]
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(495)	$7	$26
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(495)	7	17
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,223)	18	55
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(327)	5	21
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(346)	5	29
BOA	CDX.NA.HY.19	N/A	5.00%	12/20/2017	(1,200)	3	30

					$(4,086)	$45	$178

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection[3]
DUB	American International Group Inc., 6.25%, 05/01/2036	0.22%	5.00%	12/20/2013	$(4,900)	$229	$436
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.33%	1.00%	06/20/2020	(4,200)	(97)	17
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	06/20/2015	(1,600)	16	27
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.44%	1.00%	12/20/2015	(4,800)	80	(5)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	0.51%	1.00%	06/20/2016	(6,600)	112	116
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.44%	1.00%	12/20/2015	(1,700)	28	1
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.44%	1.00%	12/20/2015	(900)	15	—

					$(24,700)	$383	$592

Credit default swap agreements - purchase protection[2]
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(12)	$(13)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	20	(41)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	30	(63)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(10)	(10)
JPM	Pearson Plc, 5.70%, 06/01/2014	N/A	0.83%	06/20/2014	1,000	(9)	(9)
BBP	REXAM Plc, 6.75%, 06/01/2013	N/A	1.45%	06/20/2013	700	(4)	(5)

					$8,700	$15	$(141)

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[7]	Expiration Date	Notional Amount1, [6]		Value[5]	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection[3]
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.08%	1.00%	06/20/2017	$	(3,000)	$(11)	$60
CSI	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.08%	1.00%	06/20/2017		(4,100)	(15)	78
DUB	CDX.EM-12	N/A	5.00%	12/20/2014		(1,500)	92	(5)
BBP	CDX.EM-13	N/A	5.00%	06/20/2015		(3,500)	264	43
DUB	CDX.EM-13	N/A	5.00%	06/20/2015		(12,100)	914	(169)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015		(4,100)	310	(39)
DUB	CDX.NA.IG-10 30-100%	N/A	0.53%	06/20/2013		(1,350)	3	4
GSI	CDX.NA.IG-10 30-100%	N/A	0.46%	06/20/2013		(1,736)	4	4
GSI	CDX.NA.IG-9 30-100%	N/A	0.55%	12/20/2017		(1,447)	24	24
BOA	CMBX.NA.AAA	N/A	0.08%	12/13/2049		(2,100)	(90)	31
CSI	CMBX.NA.AAA	N/A	0.35%	02/15/2051		(7,399)	(278)	171
JPM	CMBX.NA.AAA	N/A	0.35%	02/15/2051		(7,099)	(267)	168
MSC	CMBX.NA.AAA	N/A	0.35%	02/17/2051		(100)	(4)	3
DUB	Export-Import Bank China 4.88%, 07/21/2015	0.75%	1.00%	06/20/2017		(200)	2	11
UBS	Federal Republic of Germany, 6.00%, 06/20/2016	0.27%	0.25%	06/20/2016		(31,700)	(19)	249
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.71%	1.00%	03/20/2016		(15,500)	141	177
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.77%	1.00%	06/20/2016		(4,900)	39	42
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	06/20/2015		(2,000)	20	34
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	06/20/2015		(500)	5	8
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.71%	1.00%	03/20/2016		(9,100)	83	104
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.77%	1.00%	06/20/2016		(4,000)	32	37
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.65%	1.00%	09/20/2015		(2,000)	19	32
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.82%	1.00%	09/20/2016		(1,500)	10	17
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	0.73%	1.95%	04/20/2016		(100)	4	4
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	06/20/2015		(600)	6	10
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.65%	1.00%	09/20/2015		(1,000)	10	15
CIT	French Republic, 4.25%, 04/25/2019	0.54%	0.25%	06/20/2016		(15,200)	(152)	253
UBS	French Republic, 4.25%, 04/25/2019	0.60%	0.25%	09/20/2016		(600)	(8)	36
UBS	French Republic, 4.25%, 04/25/2019	0.60%	0.25%	09/20/2016		(200)	(3)	7
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.77%	1.00%	12/20/2015		(2,400)	16	50
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.77%	1.00%	12/20/2015		(2,400)	16	51
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	4.80%	12/20/2013		(600)	27	28
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	4.33%	12/20/2013		(800)	32	33
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	4.90%	12/20/2013		(1,100)	50	52
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.83%	1.00%	03/20/2016		(100)	1	5
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.89%	1.00%	06/20/2016		(100)	—	1
UBS	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.31%	1.00%	06/20/2013		(4,400)	14	98
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.62%	1.00%	03/20/2017		(10,300)	165	219
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.62%	1.00%	03/20/2017		(4,500)	72	98
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.46%	1.00%	03/20/2016		(1,400)	24	14
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.62%	1.00%	03/20/2017		(6,100)	98	129
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.62%	1.00%	03/20/2017		(3,500)	56	76
CIT	MCDX.NA.18	N/A	1.00%	06/20/2022		(6,000)	(379)	75
MSC	MCDX.NA.18	N/A	1.00%	06/20/2017		(6,000)	(131)	57
BOA	Metlife Inc., 5.00%, 06/15/2015	1.13%	1.00%	03/20/2016		(7,100)	(28)	105
DUB	Metlife Inc., 5.00%, 06/15/2015	1.59%	1.00%	03/20/2018		(7,100)	(207)	138
JPM	Metlife Inc., 5.00%, 06/15/2015	1.13%	1.00%	03/20/2016		(4,800)	(19)	73
BBP	NRG Energy, 8.50% 06/15/2019	4.12%	5.00%	12/20/2019		(3,500)	179	103
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.33%	1.00%	03/20/2016		(300)	6	3
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.25%	1.00%	06/20/2015		(1,000)	18	7
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.25%	1.00%	06/20/2015		(2,800)	52	20
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016		(5,200)	112	52
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016		(2,700)	58	29
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016		(2,700)	58	28
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016		(1,200)	26	12
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016		(1,200)	26	14
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.42%	1.00%	09/20/2016		(600)	13	10
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016		(5,500)	119	58
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.42%	1.00%	09/20/2016		(2,400)	52	37

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread[4]	Fixed Received/ Pay Rate[7]	Expiration Date	Notional Amount1, [6]	Value[5]	Unrealized Appreciation/ (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection[3] (continued)
MSC	People’s Republic of China, 4.75%, 10/29/2013	0.42%	1.00%	09/20/2016	$(10,400)	$225	$536
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.38%	1.00%	06/20/2016	(2,700)	58	27
DUB	Petrobas International Finance Co., 8.38%, 12/10/2018	0.54%	1.00%	09/20/2013	(9,900)	33	44
BOA	Republic of Indonesia, 7.25%, 04/20/2015	0.87%	1.00%	09/20/2016	(2,600)	13	47
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.62%	1.00%	09/20/2015	(500)	5	13
MSC	Republic of Indonesia, 7.25%, 04/20/2015	0.87%	1.00%	09/20/2016	(11,800)	58	784
UBS	Republic of Indonesia, 7.25%, 04/20/2015	0.87%	1.00%	09/20/2016	(1,000)	5	19
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.22%	0.25%	03/20/2016	(8,712)	8	82
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.20%	0.25%	09/20/2015	(14,651)	21	137
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.23%	1.00%	03/20/2016	(900)	22	7
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.25%	1.00%	06/20/2016	(20,700)	536	158
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.25%	1.00%	06/20/2016	(1,200)	31	10
UBS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.25%	1.00%	06/20/2016	(1,800)	47	16
BNP	United Mexican States, 5.95%, 03/19/2019	0.89%	1.00%	09/20/2017	(400)	2	12
BOA	United Mexican States, 7.50%, 04/08/2033	0.55%	1.00%	09/20/2015	(300)	4	6
CIT	United Mexican States, 7.50%, 04/08/2033	0.55%	1.00%	09/20/2015	(700)	9	15
DUB	United Mexican States, 7.50%, 04/08/2033	0.45%	1.00%	03/20/2015	(3,600)	44	94
DUB	United Mexican States, 7.50%, 04/08/2033	0.62%	1.00%	03/20/2016	(24,200)	295	379
DUB	United Mexican States, 5.95%, 03/19/2019	0.89%	1.00%	09/20/2017	(3,200)	16	61
JPM	United Mexican States, 7.50%, 04/08/2033	0.62%	0.92%	03/20/2016	(500)	5	6
MSC	United Mexican States, 5.95%, 03/19/2019	0.89%	1.00%	09/20/2017	(2,600)	13	50

					$(358,794)	$3,111	$5,587

Centrally Cleared Credit Default Swap Agreements
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - purchase protection[2]
N/A	CDX.NA.HY-19	N/A	5.00%	12/20/2017	$1,500	$(6)	$-
N/A	CDX.NA.IG-19	N/A	1.00%	12/20/2017	3,800	(8)	(3)

					$5,300	$(14)	$(3)

1Notional amount is stated in USD.

2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

4Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

5The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

6The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

7If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments (in thousands)

December 31, 2012

Schedule of Total Return Swaps

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount[1]		Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Canadian Government Bond Future, 10-Year	N/A	02/22/2013	CAD	3,397	$(8)
BOA	Euro-Bobl Future	N/A	03/05/2013	EUR	12,312	114
BOA	Euro-Schatz Future	N/A	03/05/2013	EUR	116,593	181
BOA	U.S. Treasury Bond Future, 20-Year	N/A	02/26/2013		1,197	(17)
BOA	U.S. Treasury Note Future, 10-Year	N/A	02/26/2013		1,599	(5)
BOA	U.S. Treasury Note Future, 2-Year	N/A	02/26/2013		24,907	6
BOA	U.S. Treasury Note Future, 5-Year	N/A	02/26/2013		10,085	(8)
RBS	Swiss Market Index Future	N/A	03/05/2013	CHF	20,528	(231)

						$32

JNL/BlackRock Global Allocation Fund
CIT	Nikkei Dividend Index Future*	N/A	03/31/2014	JPY	80	$40

Schedule of Non-Deliverable Bond Forward Contracts

Counterparty	Receiving Return of Reference Obligation	Expiration Date	Notional Amount[1]		Value	Unrealized Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
BOA	Republic of Colombia Treasury Note, 10.00%, 07/24/2024	01/14/2013	COP	2,129,970	$10	$10
BOA	Republic of Colombia Treasury Note, 10.00%, 07/24/2024	01/16/2013	COP	1,720,000	56	56
DUB	Republic of Colombia Treasury Bond, 7.50%, 02/26/2026	01/16/2013	COP	1,872,330	3	3
DUB	Republic of Colombia Treasury Note, 10.00%, 07/24/2024	01/10/2013	COP	8,370,000	234	234
DUB	Republic of Colombia Treasury Note, 10.00%, 07/24/2024	01/10/2013	COP	2,927,000	56	56
DUB	Republic of Colombia Treasury Note, 10.00%, 07/24/2024	01/14/2013	COP	3,500,000	112	112

						$471

1Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2012

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Argentina	–%	–%	–%	–%	–%	–%	–%	–%	–%
Australia	1.3	3.0	0.5	0.9	3.8	–	–	–	0.2
Austria	–	–	–	0.5	–	–	–	0.2	–
Belgium	–	–	–	0.2	–	–	–	–	–
Bermuda	–	0.1	–	0.7	–	–	–	–	–
Brazil	1.2	3.5	0.8	1.4	1.0	–	–	0.4	–
Canada	13.6	3.5	13.5	3.0	3.6	–	–	1.4	0.3
Chile	–	0.3	–	–	–	–	–	–	–
China	–	0.3	0.2	2.1	1.9	15.8	27.5	0.8	–
Colombia	–	0.1	–	0.1	–	–	–	–	–
Croatia	–	–	–	0.2	–	–	–	–	–
Denmark	–	0.1	–	0.3	0.8	–	–	–	–
Finland	–	–	–	0.7	0.8	–	–	–	–
France	2.5	1.8	3.4	2.7	2.8	–	–	10.2	0.1
Germany	–	5.1	–	3.8	1.8	–	–	6.2	0.2
Ghana	–	–	–	–	–	–	–	–	3.6
Greece	–	–	–	0.4	–	–	–	–	–
Hong Kong	0.9	1.4	3.4	3.3	5.2	23.1	25.6	1.3	–
Hungary	–	–	–	0.1	–	–	–	–	4.6
Iceland	–	–	–	–	–	–	–	–	1.1
India	–	0.2	–	1.1	0.8	8.4	46.9	0.4	–
Indonesia	–	0.1	–	0.1	–	4.9	–	–	–
Iraq	–	–	–	0.1	–	–	–	–	–
Ireland	–	0.3	–	1.0	1.8	–	–	1.6	7.7
Israel	–	0.1	–	0.2	–	–	–	–	1.4
Italy	0.9	0.8	1.8	0.3	–	–	–	2.9	0.2
Japan	–	8.3	2.4	9.1	7.2	–	–	2.9	–
Kazakhstan	–	0.1	–	–	–	–	–	–	–
Latvia	–	–	–	–	–	–	–	–	0.7
Lithuania	–	–	–	–	–	–	–	–	0.7
Luxembourg	–	0.1	–	0.8	–	–	–	–	0.2
Malaysia	–	1.1	–	0.2	0.3	2.8	–	–	10.2
Mexico	–	0.5	–	2.1	0.3	–	–	–	6.8
Netherlands	–	1.4	1.5	2.6	3.1	–	–	6.9	0.2
Norway	–	0.1	–	0.5	0.4	–	–	–	–
Philippines	–	–	–	0.1	–	1.3	–	–	2.4
Poland	–	0.1	–	1.6	–	–	–	–	5.5
Portugal	–	–	–	–	–	–	–	0.9	–
Russian Federation	–	0.5	–	1.7	0.9	–	–	0.6	1.6
Serbia	–	–	–	–	–	–	–	–	1.6
Serbia & Montenegro	–	–	–	–	–	–	–	–	1.7
Singapore	–	1.3	0.4	1.2	1.7	6.9	–	1.8	4.7
South Africa	–	0.1	–	0.1	–	–	–	–	0.8
South Korea	–	1.3	–	2.6	3.5	21.2	–	3.7	17.2
Spain	–	0.4	3.6	0.3	–	–	–	0.3	0.4
Sri Lanka	–	–	–	–	–	–	–	–	0.7
Sweden	–	0.2	–	2.0	1.6	–	–	1.0	5.2
Switzerland	1.2	2.5	1.5	4.0	6.8	–	–	6.7	–
Taiwan	–	0.5	–	0.6	0.4	12.8	–	0.9	–
Thailand	–	0.4	–	–	–	2.8	–	–	–
Turkey	–	0.8	–	0.3	–	–	–	1.1	–
Ukraine	–	0.1	–	–	–	–	–	–	4.1
United Arab Emirates	–	0.5	0.9	0.2	–	–	–	–	–
United Kingdom	1.2	6.6	7.2	6.2	8.2	–	–	11.1	1.1
United States	77.2	52.4	58.9	40.4	41.3	–	–	36.7	10.2
Uruguay	–	–	–	0.1	–	–	–	–	4.6
Venezuela	–	–	–	0.1	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedule of Investments

December 31, 2012

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund
Argentina	–%	–%	0.3%	–%	–%	–%	–%	0.5%	–%
Australia	–	–	–	8.4	5.6	–	2.3	–	15.4
Austria	1.3	–	–	0.3	–	–	–	–	3.3
Bahamas	–	–	0.6	–	–	–	–	–	–
Belgium	3.6	–	–	–	2.5	–	1.7	–	1.2
Bermuda	3.7	–	–	–	–	–	–	–	–
Brazil	–	–	9.2	–	1.9	–	–	13.8	–
Canada	2.1	1.8	0.4	4.9	9.2	–	0.7	0.5	0.7
Chile	–	–	2.0	–	–	–	–	–	–
China	–	–	1.2	0.2	3.1	6.1	2.2	5.5	–
Colombia	–	–	3.6	–	–	–	–	1.5	–
Costa Rica	–	–	0.4	–	–	–	–	–	–
Côte d’Ivoire	–	–	1.0	–	–	–	–	–	–
Denmark	–	1.2	–	–	1.1	–	0.5	–	–
Dominican Republic	–	–	1.0	–	–	–	–	–	–
Egypt	–	–	–	–	–	–	–	1.8	–
European Union	–	–	–	–	–	0.1	–	–	–
Finland	3.5	–	–	0.4	–	–	1.0	–	–
France	11.4	1.8	–	4.1	4.9	2.8	13.7	–	6.8
Germany	–	1.6	0.5	1.3	8.4	7.8	8.2	–	11.7
Ghana	–	–	0.5	–	–	–	–	–	–
Greece	4.3	–	–	–	–	–	–	–	–
Guatemala	–	–	0.1	–	–	–	–	–	–
Hong Kong	2.3	–	3.2	12.5	4.7	7.9	5.2	4.9	2.5
Hungary	–	–	4.8	–	–	–	–	1.3	–
India	–	–	0.3	–	–	–	–	4.6	1.2
Indonesia	–	–	2.5	–	–	–	–	5.7	–
Ireland	14.9	–	–	–	–	–	–	–	3.7
Israel	–	0.6	0.2	–	1.9	–	0.4	–	–
Italy	4.1	–	0.1	–	–	1.8	4.0	–	–
Jamaica	–	–	0.5	–	–	–	–	–	–
Japan	11.9	0.3	–	11.3	5.8	0.2	22.4	–	4.9
Kazakhstan	–	–	0.2	–	–	–	–	–	–
Luxembourg	–	0.2	0.1	–	–	–	0.8	–	–
Macau	–	–	–	–	–	6.1	–	0.8	–
Malaysia	–	–	5.5	–	–	–	–	0.7	3.9
Mexico	–	–	8.4	–	4.0	–	–	4.6	–
Netherlands	3.9	2.7	0.1	0.3	2.7	2.9	7.2	–	–
Nigeria	–	–	1.1	–	–	–	–	–	–
Norway	–	–	–	0.3	–	1.0	1.2	–	–
Pakistan	–	–	–	–	–	–	–	1.2	–
Peru	–	–	4.0	–	–	–	–	–	–
Philippines	–	–	1.9	–	–	–	–	1.8	–
Poland	–	–	1.5	–	–	–	–	–	–
Qatar	–	–	1.3	–	–	–	–	–	–
Romania	–	–	0.8	–	–	–	–	–	–
Russian Federation	–	–	9.0	–	0.6	–	0.7	10.4	0.7
Singapore	2.9	–	1.1	5.4	3.6	–	–	–	1.5
Slovenia	–	–	0.4	–	–	–	–	–	–
South Africa	–	–	3.8	–	–	–	0.4	12.4	–
South Korea	–	0.3	–	–	2.7	2.6	1.3	14.2	–
Spain	3.7	–	0.1	–	1.2	–	1.7	–	0.6
Sweden	–	–	–	1.2	4.8	–	2.5	0.5	–
Switzerland	–	3.6	0.6	–	8.8	2.0	4.6	–	–
Taiwan	–	–	0.1	–	1.2	–	–	4.4	–
Thailand	–	–	8.8	–	–	–	–	2.7	–
Turkey	–	–	8.5	–	1.1	–	–	6.1	–
Ukraine	–	–	0.2	–	–	–	–	–	–
United Arab Emirates	–	–	1.7	–	–	–	–	–	1.8
United Kingdom	26.4	9.7	1.5	5.3	20.2	5.5	17.3	–	18.9
United States	–	76.2	6.8	44.1	–	53.2	–	0.1	21.2
Venezuela	–	–	0.1	–	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2012

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management International Index Fund	JNL/Oppenheimer Global Growth Fund	JNL/Red Rocks Listed Private Equity Fund
Argentina	–%	–%	–%	–%	–%	–%	–%
Australia	1.5	–	–	50.3	8.9	0.3	–
Austria	–	–	–	–	0.3	–	–
Belgium	1.2	–	5.6	–	1.1	0.4	4.5
Bermuda	–	–	–	–	–	–	–
Brazil	–	12.4	–	–	–	4.3	–
Canada	1.8	–	–	–	–	–	6.3
Cayman Islands	–	–	–	–	–	–	–
Chile	–	1.8	–	–	–	–	–
China	1.7	11.0	–	–	–	–	–
Colombia	–	1.3	–	–	–	–	–
Czech Republic	–	0.3	–	–	–	–	–
Denmark	–	–	6.9	–	1.2	1.5	2.9
Egypt	–	0.3	–	–	–	–	–
Finland	1.3	–	–	–	0.8	0.6	–
France	4.6	–	12.4	–	9.2	6.7	10.3
Germany	6.2	–	8.6	–	8.7	11.3	3.7
Greece	–	–	2.5	–	0.1	–	–
Guernsey	–	–	–	–	0.1	–	9.3
Hong Kong	5.3	7.4	–	2.5	3.1	–	–
Hungary	–	0.2	–	–	–	–	–
India	1.5	6.6	–	–	–	3.7	–
Indonesia	–	2.6	–	–	–	–	–
Ireland	–	–	–	–	0.3	–	–
Israel	–	–	–	–	0.5	–	–
Italy	1.5	–	6.5	–	2.2	2.1	–
Japan	11.9	–	–	43.9	20.0	8.5	–
Jersey	–	–	–	–	0.1	–	–
Kazakhstan	–	–	–	–	–	–	–
Lithuania	–	–	–	–	–	–	–
Luxembourg	–	–	–	–	0.4	–	–
Macau	–	–	–	–	0.1	–	–
Malaysia	–	3.5	–	–	–	–	–
Mexico	–	5.1	–	–	–	2.7	–
Morocco	–	0.1	–	–	–	–	–
Netherlands	–	–	6.4	–	4.7	2.0	–
New Zealand	–	–	–	–	0.1	–	–
Norway	–	–	4.1	–	0.9	–	1.6
Panama	–	–	–	–	–	–	–
Peru	–	0.4	–	–	–	–	–
Philippines	–	0.9	–	–	–	–	–
Poland	–	1.5	–	–	–	–	–
Portugal	–	–	–	–	0.2	–	–
Russian Federation	–	6.0	–	–	–	–	–
Singapore	0.8	–	–	–	1.8	–	–
South Africa	–	7.7	–	–	–	–	3.1
South Korea	–	15.2	–	–	–	0.3	–
Spain	1.3	–	–	–	3.0	4.1	–
Sweden	1.0	–	–	–	3.1	5.2	4.5
Switzerland	3.2	–	18.8	–	8.9	4.6	4.0
Taiwan	–	10.5	–	–	–	1.0	–
Thailand	1.6	2.5	–	–	–	–	–
Turkey	–	1.9	–	–	–	–	–
Ukraine	–	–	–	–	–	–	–
United Kingdom	3.2	–	26.2	–	20.2	2.3	29.9
United States	50.4	0.8	2.0	3.3	–	38.4	19.9
Uruguay	–	–	–	–	–	–	–
Venezuela	–	–	–	–	–	–	–
Total Long-Term Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$–	$–	$864,773	$360,287	$–	$–
Investments - affiliated, at value (b)	699,195	466,692	205,800	–	–	464,623	1,406,106

Total investments, at value (c)	699,195	466,692	205,800	864,773	360,287	464,623	1,406,106
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	–	–	73	–	–	–	17
Receivable for fund shares sold	1,815	561	153	1,025	6,180	506	1,531
Receivable from adviser	263	216	102	288	162	306	–
Receivable for dividends and interest	–	–	–	–	–	–	–
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	701,273	467,469	206,128	866,086	366,629	465,435	1,407,654

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	409	275	127	504	250	402	139
Payable for administrative fees	87	59	25	108	44	57	59
Payable for 12b-1 fee (Class A)	52	35	15	65	26	34	–
Payable for investment securities purchased	1,531	301	–	458	5,891	107	–
Payable for fund shares redeemed	284	260	227	568	289	399	1,547
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	6	4	2	6	3	4	16
Payable for other expenses	1	1	1	1	1	1	3
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	–	–	–

Total liabilities	2,370	935	397	1,710	6,504	1,004	1,764

Net assets	$698,903	$466,534	$205,731	$864,376	$360,125	$464,431	$1,405,890

Net assets consist of:
Paid-in capital	$637,922	$452,177	$201,544	$773,070	$343,217	$438,518	$1,300,615
Undistributed (excess of distributions over) net investment income (loss)	11,214	9,702	1,870	10,234	3,802	3,057	32,310
Accumulated net realized gain (loss)	4,610	1,754	557	1,275	702	1,004	26,766
Net unrealized appreciation (depreciation) on investments and foreign currency	45,157	2,901	1,760	79,797	12,404	21,852	46,199

	$698,903	$466,534	$205,731	$864,376	$360,125	$464,431	$1,405,890

Class A
Net assets	$698,789	$466,274	$205,624	$864,206	$359,964	$464,295	$1,405,890
Shares outstanding (no par value), unlimited shares authorized	60,939	41,802	19,773	73,210	33,607	41,359	94,842
Net asset value per share	$11.47	$11.15	$10.40	$11.80	$10.71	$11.23	$14.82

Class B
Net assets	$114	$260	$107	$170	$161	$136	N/A
Shares outstanding (no par value), unlimited shares authorized	10	23	10	14	15	12	N/A
Net asset value per share	$11.53	$11.22	$10.45	$11.85	$10.77	$11.28	N/A

(a) Investments - unaffiliated, at cost	$–	$–	$–	$784,976	$347,883	$–	$–
(b) Investments - affiliated, at cost	654,038	463,791	204,040	–	–	442,771	1,359,907

(c) Total investments, at cost	$654,038	$463,791	$204,040	$784,976	$347,883	$442,771	$1,359,907

(d) Including value of securities on loan	$–	$–	$–	$–	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$–	$–	$148,650	$104,969	$–	$–
Investments - affiliated, at value (b)	2,020,390	2,799,614	911,051	–	–	761,169	818,097

Total investments, at value (c)	2,020,390	2,799,614	911,051	148,650	104,969	761,169	818,097
Cash	–	–	–	–	–	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	331	–	1,023	–	–	105	–
Receivable for fund shares sold	1,808	5,856	22	329	665	272	837
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	–	–	–	–	–	–
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	2,022,529	2,805,470	912,096	148,979	105,634	761,546	818,934

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	190	255	98	36	25	72	76
Payable for administrative fees	85	117	38	18	13	32	34
Payable for 12b-1 fee (Class A)	–	–	–	11	8	–	–
Payable for investment securities purchased	–	4,098	–	181	541	–	91
Payable for fund shares redeemed	2,139	1,758	1,045	148	123	376	746
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	24	31	17	–	–	10	12
Payable for other expenses	4	6	3	–	–	2	1
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	–	–	–

Total liabilities	2,442	6,265	1,201	394	710	492	960

Net assets	$2,020,087	$2,799,205	$910,895	$148,585	$104,924	$761,054	$817,974

Net assets consist of:
Paid-in capital	$1,884,031	$2,651,117	$875,757	$142,629	$99,928	$697,237	$746,079
Undistributed (excess of distributions over) net investment income (loss)	36,772	39,308	7,660	2,353	1,322	12,955	12,344
Accumulated net realized gain (loss)	40,048	26,073	14,571	199	253	15,069	18,933
Net unrealized appreciation (depreciation) on investments and foreign currency	59,236	82,707	12,907	3,404	3,421	35,793	40,618

	$2,020,087	$2,799,205	$910,895	$148,585	$104,924	$761,054	$817,974

Class A
Net assets	$2,020,087	$2,799,205	$910,895	$148,585	$104,924	$761,054	$817,974
Shares outstanding (no par value), unlimited shares authorized	132,115	179,794	59,401	14,259	10,047	71,633	83,799
Net asset value per share	$15.29	$15.57	$15.33	$10.42	$10.44	$10.62	$9.76

Class B
Net assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value per share	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Investments - unaffiliated, at cost	$–	$–	$–	$145,246	$101,548	$–	$–
(b) Investments - affiliated, at cost	1,961,154	2,716,907	898,144	–	–	725,376	777,479

(c) Total investments, at cost	$1,961,154	$2,716,907	$898,144	$145,246	$101,548	$725,376	$777,479

(d) Including value of securities on loan	$–	$–	$–	$–	$–	$–	$–
(e) Foreign currency, at cost	–	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(h)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$131,785	$1,387,510	$1,580,722	$290,221	$403,947	$336,189
Investments - affiliated, at value (b)	316,367	380,041	125,629	103,157	42,261	40,974	24,930

Total investments, at value (c)	316,367	511,826	1,513,139	1,683,879	332,482	444,921	361,119
Cash	–	–	47	8,290	–	9	–
Foreign currency (e)	–	1,489	154	251	–	19	69
Receivable for investments sold	–	1	–	1,264	6,453	2,968	–
Receivable for fund shares sold	291	1,216	1,674	3,909	971	264	53
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	20	552	4,481	834	1,735	431
Receivable for variation margin on financial derivative instruments	–	1,535	–	257	–	–	–
Receivable for deposits with brokers	–	21,390	–	1,272	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	18,341	–	1,557	–	236	–
Unrealized appreciation on OTC swap agreements	–	301	–	151	–	–	–
OTC swap premiums paid	–	–	–	30	–	–	–
Other assets	–	–	–	7	–	–	–

Total assets	316,658	556,119	1,515,566	1,705,348	340,740	450,152	361,672

Liabilities
Cash overdraft	–	8,183	–	–	–	–	–
Payable for advisory fees	34	422	761	963	194	228	209
Payable for administrative fees	12	89	183	196	37	53	43
Payable for 12b-1 fee (Class A)	–	32	87	95	18	25	21
Payable for investment securities purchased	181	–	–	5,636	16,214	15,608	181
Payable for fund shares redeemed	111	790	1,153	772	96	352	328
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	4	5	29	8	1	13	14
Payable for other expenses	1	1	6	24	1	15	24
Payable for variation margin on financial derivative instruments	–	534	–	14	–	–	–
Payable for deposits from counterparties	–	–	–	4,600	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	2,962	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	4,098	–	927	–	305	–
Unrealized depreciation on OTC swap agreements	–	269	–	20	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	53,577	96,073	25,166	17,278	16,648

Total liabilities	343	14,423	55,796	112,290	41,727	33,877	17,468

Net assets	$316,315	$541,696	$1,459,770	$1,593,058	$299,013	$416,275	$344,204

Net assets consist of:
Paid-in capital	$292,114	$522,214	$1,472,699	$1,514,975	$260,842	$407,126	$338,319
Undistributed (excess of distributions over) net investment income (loss)	4,152	749	2,668	9,235	5,834	5,783	4,736
Accumulated net realized gain (loss)	8,134	2,466	(45,001)	(3,981)	10,446	(35,241)	(55,281)
Net unrealized appreciation (depreciation) on investments and foreign currency	11,915	16,267	29,404	72,829	21,891	38,607	56,430

	$316,315	$541,696	$1,459,770	$1,593,058	$299,013	$416,275	$344,204

Class A
Net assets	$316,315	$541,596	$1,458,953	$1,592,841	$298,842	$415,794	$343,838
Shares outstanding (no par value), unlimited shares authorized	35,094	54,201	142,680	146,667	24,313	41,828	13,530
Net asset value per share	$9.01	$9.99	$10.23	$10.86	$12.29	$9.94	$25.41

Class B
Net assets	N/A	$100	$817	$217	$171	$481	$366
Shares outstanding (no par value), unlimited shares authorized	N/A	10	79	20	14	47	14
Net asset value per share	N/A	$10.02	$10.30	$10.91	$12.32	$10.19	$25.65

(a) Investments - unaffiliated, at cost	$–	$131,787	$1,358,105	$1,510,026	$268,322	$365,289	$279,761
(b) Investments - affiliated, at cost	304,452	380,041	125,629	103,139	42,261	40,974	24,930

(c) Total investments, at cost	$304,452	$511,828	$1,483,734	$1,613,165	$310,583	$406,263	$304,691

(d) Including value of securities on loan	$–	$–	$52,923	$95,007	$24,189	$16,870	$16,267
(e) Foreign currency, at cost	–	1,458	154	250	2	18	69
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	3,758	–	–	–
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$229,706	$1,263,060	$149,940	$367,503	$–	$640,466	$788,775
Investments - affiliated, at value (b)	8,264	149,594	6,790	16,758	1,226,404	41,918	203,970

Total investments, at value (c)	237,970	1,412,654	156,730	384,261	1,226,404	682,384	992,745
Cash	88	1,025	–	–	–	–	5,740
Foreign currency (e)	–	–	245	169	–	38	13,431
Receivable for investments sold	68	656	1	–	765	–	–
Receivable for fund shares sold	413	1,179	262	730	406	699	2,332
Receivable from adviser	23	–	–	–	–	–	–
Receivable for dividends and interest	213	634	5	28	–	926	13,052
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	968
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	15,279
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	238,775	1,416,148	157,243	385,188	1,227,575	684,047	1,043,547

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	120	712	111	275	–	376	612
Payable for administrative fees	18	106	18	61	52	83	123
Payable for 12b-1 fee (Class A)	14	76	9	22	–	39	58
Payable for investment securities purchased	1,353	5,636	956	–	–	285	–
Payable for fund shares redeemed	112	1,779	157	571	1,171	1,466	916
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	8	21	4	9	38	17	3
Payable for other expenses	1	2	27	28	3	6	1
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Payable for deposits from counterparties	–	–	–	–	–	–	6,208
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	6,957
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	6,882	134,778	3,622	10,223	–	23,637	50,931

Total liabilities	8,508	143,110	4,904	11,189	1,264	25,909	65,809

Net assets	$230,267	$1,273,038	$152,339	$373,999	$1,226,311	$658,138	$977,738

Net assets consist of:
Paid-in capital	$194,010	$1,124,838	$145,948	$370,655	$1,222,233	$644,311	$896,827
Undistributed (excess of distributions over) net investment income (loss)	3,541	829	1,718	3,275	28,039	10,145	28,844
Accumulated net realized gain (loss)	16,517	27,858	(2,693)	(9,538)	(88,502)	(17,745)	103
Net unrealized appreciation (depreciation) on investments and foreign currency	16,199	119,513	7,366	9,607	64,541	21,427	51,964

	$230,267	$1,273,038	$152,339	$373,999	$1,226,311	$658,138	$977,738

Class A
Net assets	$230,034	$1,272,126	$152,083	$373,612	$1,226,311	$657,764	$977,534
Shares outstanding (no par value), unlimited shares authorized	28,222	55,859	18,510	50,618	125,934	72,719	82,562
Net asset value per share	$8.15	$22.77	$8.22	$7.38	$9.74	$9.05	$11.84

Class B
Net assets	$233	$912	$256	$387	N/A	$374	$204
Shares outstanding (no par value), unlimited shares authorized	27	39	31	52	N/A	41	17
Net asset value per share	$8.52	$23.29	$8.24	$7.43	N/A	$9.07	$11.86

(a) Investments - unaffiliated, at cost	$213,507	$1,143,547	$142,574	$357,896	$–	$619,050	$745,401
(b) Investments - affiliated, at cost	8,264	149,594	6,790	16,758	1,161,863	41,918	203,970

(c) Total investments, at cost	$221,771	$1,293,141	$149,364	$374,654	$1,161,863	$660,968	$949,371

(d) Including value of securities on loan	$6,819	$135,113	$3,301	$9,229	$–	$22,784	$49,706
(e) Foreign currency, at cost	–	–	245	168	–	38	13,310
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,552,645	$241,264	$748,072	$832,541	$938,093	$901,736	$945,128
Investments - affiliated, at value (b)	334,665	40,703	88,495	103,068	141,141	67,191	37,377

Total investments, at value (c)	1,887,310	281,967	836,567	935,609	1,079,234	968,927	982,505
Cash	266	–	208	–	12,357	1,515	76
Foreign currency (e)	519	271	1,189	–	158	263	–
Receivable for investments sold	7,026	36	100	–	185,205	267	5,160
Receivable for fund shares sold	615	377	199	748	3,289	751	839
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	16,091	175	1,634	342	5,616	16,748	1,472
Receivable for variation margin on financial derivative instruments	–	–	–	–	346	137	–
Receivable for deposits with brokers	–	–	–	–	–	770	–
Receivable for deposits with counterparties	–	–	–	–	–	1,179	–
Unrealized appreciation on forward foreign currency contracts	–	–	584	–	2,341	8,358	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	3,268	6,876	–
OTC swap premiums paid	–	–	–	–	1,033	131	–
Other assets	–	–	61	–	1	1	–

Total assets	1,911,827	282,826	840,542	936,699	1,292,848	1,005,924	990,052

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	857	199	509	590	443	568	574
Payable for administrative fees	136	32	69	76	77	120	81
Payable for 12b-1 fee (Class A)	97	15	50	55	54	57	58
Payable for investment securities purchased	11,928	3,982	1,754	136	282,133	790	6,627
Payable for fund shares redeemed	929	294	257	960	588	986	888
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	37	6	21	11	38	16	18
Payable for other expenses	3	10	62	2	3	3	2
Payable for variation margin on financial derivative instruments	–	–	–	–	627	–	–
Payable for deposits from counterparties	–	–	–	–	340	5,479	–
Investment in forward sales commitments, at value (f)	–	–	–	–	38,993	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	5,982	–	2,115	4,627	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	1,459	765	–
OTC swap premiums received	–	–	–	–	2,844	484	–
Payable upon return of securities loaned	274,984	19,919	2,340	14,803	54,033	39,107	4,227

Total liabilities	288,971	24,457	11,044	16,633	383,747	53,003	12,475

Net assets	$1,622,856	$258,369	$829,498	$920,066	$909,101	$952,921	$977,577

Net assets consist of:
Paid-in capital	$1,578,860	$228,519	$803,251	$800,822	$834,281	$838,839	$885,629
Undistributed (excess of distributions over) net investment income (loss)	77,052	3,552	14,156	7,141	22,725	52,832	(17)
Accumulated net realized gain (loss)	(76,875)	5,418	(39,086)	4,883	31,298	27,643	4,151
Net unrealized appreciation (depreciation) on investments and foreign currency	43,819	20,880	51,177	107,220	20,797	33,607	87,814

	$1,622,856	$258,369	$829,498	$920,066	$909,101	$952,921	$977,577

Class A
Net assets	$1,622,308	$258,118	$829,053	$919,607	$908,757	$952,660	$967,000
Shares outstanding (no par value), unlimited shares authorized	152,036	29,853	89,971	73,405	73,057	67,493	87,396
Net asset value per share	$10.67	$8.65	$9.21	$12.53	$12.44	$14.11	$11.06

Class B
Net assets	$548	$251	$445	$459	$344	$261	$10,577
Shares outstanding (no par value), unlimited shares authorized	53	29	48	37	27	18	954
Net asset value per share	$10.29	$8.70	$9.28	$12.51	$12.63	$14.22	$11.09

(a) Investments - unaffiliated, at cost	$1,508,845	$220,383	$691,569	$725,321	$919,834	$877,938	$857,314
(b) Investments - affiliated, at cost	334,665	40,703	88,495	103,068	141,141	67,191	37,377

(c) Total investments, at cost	$1,843,510	$261,086	$780,064	$828,389	$1,060,975	$945,129	$894,691

(d) Including value of securities on loan	$268,573	$18,952	$2,274	$14,731	$52,777	$38,353	$4,181
(e) Foreign currency, at cost	513	271	1,184	–	157	263	–
(f) Proceeds from forward sales commitments	–	–	–	–	38,988	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund (h)	JNL/JPMorgan International Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$158,807	$1,325,882	$664,719	$948,180	$388,246	$2,029,775	$498,428
Investments - affiliated, at value (b)	1,385	91,084	74,940	50,473	32,118	22,563	21,533

Total investments, at value (c)	160,192	1,416,966	739,659	998,653	420,364	2,052,338	519,961
Cash	1	–	–	–	2,101	-	–
Foreign currency (e)	–	243	1,185	–	–	–	317
Receivable for investments sold	374	827	655	1,459	1,163	174	–
Receivable for fund shares sold	2,269	2,214	960	1,169	300	2,116	508
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	144	5,073	749	482	79	4,603	924
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Receivable for deposits with brokers	–	–	–	–	–	–	402
Receivable for deposits with counterparties	–	–	–	–	–	671	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	1,554
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	162,980	1,425,323	743,208	1,001,763	424,007	2,059,902	523,666

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	85	784	393	549	281	1,449	279
Payable for administrative fees	16	167	90	84	33	254	63
Payable for 12b-1 fee (Class A)	8	81	44	59	24	121	30
Payable for investment securities purchased	1	5,441	550	–	1,160	2,590	–
Payable for fund shares redeemed	110	1,429	682	2,065	2,247	1,627	556
Payable for dividends on securities sold short	27	–	–	–	–	–	–
Payable for interest expense and brokerage charges	31	–	–	–	–	–	–
Payable for trustee fees	4	20	24	33	6	26	26
Payable for other expenses	–	4	21	3	1	26	35
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	18
Payable for deposits from counterparties	–	–	–	–	–	3,751	–
Investment in securities sold short, at value (f)	32,774	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	3,243	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	2,076	982
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	54,089	11,404	2,926	25,166	–	14,457

Total liabilities	33,056	62,015	13,208	5,719	28,918	15,163	16,446

Net assets	$129,924	$1,363,308	$730,000	$996,044	$395,089	$2,044,739	$507,220

Net assets consist of:
Paid-in capital	$116,210	$1,225,811	$722,929	$846,124	$352,508	$1,834,729	$687,761
Undistributed (excess of distributions over) net investment income (loss)	284	25,898	9,525	3,279	699	36,843	19,186
Accumulated net realized gain (loss)	1,773	(17,535)	(102,197)	54,537	11,246	(47,414)	(247,962)
Net unrealized appreciation (depreciation) on investments and foreign currency	11,657	129,134	99,743	92,104	30,636	220,581	48,235

	$129,924	$1,363,308	$730,000	$996,044	$395,089	$2,044,739	$507,220

Class A
Net assets	$129,675	$1,362,397	$729,434	$995,127	$394,626	$2,044,238	$506,613
Shares outstanding (no par value), unlimited shares authorized	14,887	137,920	66,987	77,670	27,587	165,244	71,251
Net asset value per share	$8.71	$9.88	$10.89	$12.81	$14.30	$12.37	$7.11

Class B
Net assets	$249	$911	$566	$917	$463	$501	$607
Shares outstanding (no par value), unlimited shares authorized	28	91	50	71	32	40	84
Net asset value per share	$8.77	$9.98	$11.41	$12.95	$14.62	$12.41	$7.26

(a) Investments - unaffiliated, at cost	$145,604	$1,196,726	$565,027	$856,076	$357,610	$1,807,943	$450,922
(b) Investments - affiliated, at cost	1,385	91,084	74,940	50,473	32,118	22,563	21,533

(c) Total investments, at cost	$146,989	$1,287,810	$639,967	$906,549	$389,728	$1,830,506	$472,455

(d) Including value of securities on loan	$–	$51,803	$10,800	$2,781	$25,099	$–	$13,722
(e) Foreign currency, at cost	–	248	1,139	–	–	–	317
(f) Proceeds from securities sold short	31,227	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	4,058	–
(h) Consolidated Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund
Assets
Investments - unaffiliated, at value (a) (d)	$545,881	$1,580,892	$1,390,313	$218,062	$213,664	$45,078	$–
Investments - affiliated, at value (b)	48,026	115,442	45,629	7,890	13,858	1,320	314,206

Total investments, at value (c)	593,907	1,696,334	1,435,942	225,952	227,522	46,398	314,206
Cash	–	–	189	–	–	–	–
Foreign currency (e)	–	–	611	–	1,884	163	–
Receivable for investments sold	–	–	413	2,737	15	–	686
Receivable for fund shares sold	2,666	2,676	944	153	157	2,417	120
Receivable from adviser	–	–	8	–	–	–	–
Receivable for dividends and interest	163	6,645	663	171	134	36	–
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	1	–	–	–	–	–	–

Total assets	596,737	1,705,655	1,438,770	229,013	229,712	49,014	315,012

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	316	530	1,005	132	153	32	–
Payable for administrative fees	47	139	174	19	26	6	13
Payable for 12b-1 fee (Class A)	33	100	84	13	13	3	–
Payable for investment securities purchased	–	–	360	2,080	33	–	–
Payable for fund shares redeemed	687	1,527	1,881	248	265	47	806
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	13	37	35	10	5	1	8
Payable for other expenses	2	4	27	1	13	–	1
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	39,415	40,699	24,598	5,549	13,547	1,053	–

Total liabilities	40,513	43,036	28,164	8,052	14,055	1,142	828

Net assets	$556,224	$1,662,619	$1,410,606	$220,961	$215,657	$47,872	$314,184

Net assets consist of:
Paid-in capital	$518,328	$1,510,062	$1,278,121	$252,942	$202,453	$45,266	$283,445
Undistributed (excess of distributions over) net investment income (loss)	2,049	42,775	22,353	625	3,501	84	7,366
Accumulated net realized gain (loss)	(6,601)	(5,053)	17,449	(43,564)	3,124	(2,820)	(37,398)
Net unrealized appreciation (depreciation) on investments and foreign currency	42,448	114,835	92,683	10,958	6,579	5,342	60,771

	$556,224	$1,662,619	$1,410,606	$220,961	$215,657	$47,872	$314,184

Class A
Net assets	$555,997	$1,661,614	$1,409,847	$220,777	$215,548	$47,717	$314,184
Shares outstanding (no par value), unlimited shares authorized	25,386	117,967	122,904	18,920	15,777	4,037	35,305
Net asset value per share	$21.90	$14.09	$11.47	$11.67	$13.66	$11.82	$8.90

Class B
Net assets	$227	$1,005	$759	$184	$109	$155	N/A
Shares outstanding (no par value), unlimited shares authorized	10	68	66	16	8	13	N/A
Net asset value per share	$22.11	$14.72	$11.52	$11.77	$13.72	$11.84	N/A

(a) Investments - unaffiliated, at cost	$503,433	$1,466,057	$1,297,629	$207,104	$207,085	$39,735	$–
(b) Investments - affiliated, at cost	48,026	115,442	45,629	7,890	13,858	1,320	253,435

(c) Total investments, at cost	$551,459	$1,581,499	$1,343,258	$214,994	$220,943	$41,055	$253,435

(d) Including value of securities on loan	$39,210	$39,820	$23,143	$5,519	$12,838	$996	$–
(e) Foreign currency, at cost	–	–	611	–	1,883	164	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$396,818	$30,345	$100,226	$1,595,025	$964,807	$1,052,401
Investments - affiliated, at value (b)	542,726	12,131	2,200	7,893	16,680	77,049	149,656

Total investments, at value (c)	542,726	408,949	32,545	108,119	1,611,705	1,041,856	1,202,057
Cash	–	56	–	–	–	–	1,876
Foreign currency (e)	–	237	6	3	–	–	–
Receivable for investments sold	–	101	273	–	8,121	233	–
Receivable for fund shares sold	889	1,578	21	72	2,960	1,052	1,311
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	345	15	319	1,754	599	1,185
Receivable for variation margin on financial derivative instruments	–	64	–	–	245	570	614
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	543,615	411,330	32,860	108,513	1,624,785	1,044,310	1,207,043

Liabilities
Cash overdraft	–	–	–	–	536	–	–
Payable for advisory fees	–	130	9	28	340	216	232
Payable for administrative fees	23	49	4	17	136	82	88
Payable for 12b-1 fee (Class A)	–	24	2	6	96	59	63
Payable for investment securities purchased	246	401	307	337	–	1,532	–
Payable for fund shares redeemed	643	309	159	77	5,970	2,888	1,304
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	10	2	1	1	49	26	29
Payable for other expenses	1	42	–	1	208	126	36
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	7,841	2,114	7,551	12,904	53,869	129,911

Total liabilities	923	8,798	2,596	8,018	20,239	58,798	131,663

Net assets	$542,692	$402,532	$30,264	$100,495	$1,604,546	$985,512	$1,075,380

Net assets consist of:
Paid-in capital	$471,388	$379,264	$32,652	$92,693	$1,346,646	$867,971	$943,312
Undistributed (excess of distributions over) net investment income (loss)	9,871	4,446	983	3,523	391	3,667	4,632
Accumulated net realized gain (loss)	(1,793)	(4,078)	(2,691)	(1,453)	(14,714)	(1,279)	2,780
Net unrealized appreciation (depreciation) on investments and foreign currency	63,226	22,900	(680)	5,732	272,223	115,153	124,656

	$542,692	$402,532	$30,264	$100,495	$1,604,546	$985,512	$1,075,380

Class A
Net assets	$542,692	$402,390	$30,128	$100,248	$1,586,913	$977,712	$1,064,003
Shares outstanding (no par value), unlimited shares authorized	53,440	37,714	2,964	7,845	134,242	67,600	82,980
Net asset value per share	$10.16	$10.67	$10.16	$12.78	$11.82	$14.46	$12.82

Class B
Net assets	N/A	$142	$136	$247	$17,633	$7,800	$11,377
Shares outstanding (no par value), unlimited shares authorized	N/A	13	13	19	1,463	532	877
Net asset value per share	N/A	$10.69	$10.21	$12.85	$12.05	$14.67	$12.97

(a) Investments - unaffiliated, at cost	$–	$374,043	$31,025	$94,493	$1,322,380	$849,744	$928,183
(b) Investments - affiliated, at cost	479,500	12,131	2,200	7,893	17,039	77,049	149,656

(c) Total investments, at cost	$479,500	$386,174	$33,225	$102,386	$1,339,419	$926,793	$1,077,839

(d) Including value of securities on loan	$–	$7,314	$2,001	$7,168	$12,807	$53,433	$128,668
(e) Foreign currency, at cost	–	237	6	3	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,719,494	$1,817,020	$410,997	$77,998	$15,994	$92,793	$626,402
Investments - affiliated, at value (b)	82,299	193,919	83,516	1,368	2,882	20,403	33,701

Total investments, at value (c)	1,801,793	2,010,939	494,513	79,366	18,876	113,196	660,103
Cash	–	–	–	–	–	–	–
Foreign currency (e)	7,402	–	–	–	3	26	–
Receivable for investments sold	–	23,863	–	–	30	682	265
Receivable for fund shares sold	3,925	2,527	2,368	112	80	275	310
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	2,602	11,464	6	18	6	440	476
Receivable for variation margin on financial derivative instruments	–	–	318	–	–	10	–
Receivable for deposits with brokers	–	–	–	–	–	155	–
Unrealized appreciation on forward foreign currency contracts	220	–	2,603	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	178	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	1,815,942	2,048,793	499,808	79,496	18,995	114,962	661,154

Liabilities
Cash overdraft	–	–	–	–	–	18	–
Payable for advisory fees	379	398	411	21	10	40	344
Payable for administrative fees	219	155	62	9	3	10	80
Payable for 12b-1 fee (Class A)	104	110	29	5	1	5	38
Payable for investment securities purchased	–	130,849	–	297	51	24,026	1,309
Payable for fund shares redeemed	2,640	995	536	49	3	36	806
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	3	–	–	–	–	–
Payable for trustee fees	39	41	7	–	–	–	18
Payable for other expenses	151	5	1	10	–	–	25
Payable for variation margin on financial derivative instruments	102	–	696	–	–	5	–
Investment in forward sales commitments, at value (f)	–	1,586	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	389	–	9,440	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	126	–
Payable upon return of securities loaned	54,337	83,322	–	995	1,823	9,658	21,599

Total liabilities	58,360	217,464	11,182	1,386	1,891	33,924	24,219

Net assets	$1,757,582	$1,831,329	$488,626	$78,110	$17,104	$81,038	$636,935

Net assets consist of:
Paid-in capital	$1,723,685	$1,732,841	$492,437	$76,409	$17,054	$78,391	$550,367
Undistributed (excess of distributions over) net investment income (loss)	944	9,460	6,830	594	–	723	8,190
Accumulated net realized gain (loss)	(27,613)	579	258	(158)	(241)	464	(5,586)
Net unrealized appreciation (depreciation) on investments and foreign currency	60,566	88,449	(10,899)	1,265	291	1,460	83,964

	$1,757,582	$1,831,329	$488,626	$78,110	$17,104	$81,038	$636,935

Class A
Net assets	$1,734,284	$1,826,770	$488,407	$78,005	$17,008	$80,917	$636,096
Shares outstanding (no par value), unlimited shares authorized	141,886	149,459	47,888	7,634	1,781	7,678	55,798
Net asset value per share	$12.22	$12.22	$10.20	$10.22	$9.55	$10.54	$11.40

Class B
Net assets	$23,298	$4,559	$219	$105	$96	$121	$839
Shares outstanding (no par value), unlimited shares authorized	1,844	362	21	10	10	11	73
Net asset value per share	$12.63	$12.61	$10.26	$10.23	$9.55	$10.55	$11.54

(a) Investments - unaffiliated, at cost	$1,660,869	$1,729,175	$410,976	$76,733	$15,703	$91,524	$542,444
(b) Investments - affiliated, at cost	80,753	193,315	83,516	1,368	2,882	20,403	33,701

(c) Total investments, at cost	$1,741,622	$1,922,490	$494,492	$78,101	$18,585	$111,927	$576,145

(d) Including value of securities on loan	$51,457	$81,511	$–	$990	$1,814	$9,444	$20,858
(e) Foreign currency, at cost	7,442	–	–	–	3	26	–
(f) Proceeds from forward sales commitments	–	1,586	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Assets
Investments - unaffiliated, at value (a) (d)	$5,219,949	$6,469,185	$676,696	$2,085,728	$153,631	$105,857	$118,688
Investments - affiliated, at value (b)	32,180	161,878	–	500,508	13,128	12,180	4,307

Total investments, at value (c)	5,252,129	6,631,063	676,696	2,586,236	166,759	118,037	122,995
Cash	3,148	3,710	2,935	86	–	–	–
Foreign currency (e)	469	6,285	–	–	–	–	–
Receivable for investments sold	40,937	245,723	11,184	–	382	218	–
Receivable for fund shares sold	3,679	9,671	928	2,086	137	108	50
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	15,226	31,833	2,172	34,717	112	43	173
Receivable for variation margin on financial derivative instruments	1,221	1,419	–	–	–	–	–
Receivable for deposits with brokers	830	30	–	–	–	–	–
Receivable for deposits with counterparties	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	7,805	11,558	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	1,074	6,475	–	–	–	–	–
OTC swap premiums paid	915	2,759	–	–	–	–	–
Other assets	1	–	–	–	–	–	–

Total assets	5,327,434	6,950,526	693,915	2,623,125	167,390	118,406	123,218

Liabilities
Cash overdraft	–	–	–	–	–	19	–
Payable for advisory fees	1,263	2,441	351	807	95	69	55
Payable for administrative fees	263	489	82	186	13	9	10
Payable for 12b-1 fee (Class A)	186	347	39	132	9	6	7
Payable for investment securities purchased	34,182	934,253	33,750	–	–	–	–
Payable for fund shares redeemed	2,357	10,943	313	1,735	393	387	426
Payable for treasury roll transactions	2,157,936	–	–	–	–	–	–
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	63	115	5	34	3	2	7
Payable for other expenses	9	14	2	4	–	1	–
Payable for variation margin on financial derivative instruments	118	94	–	–	–	–	–
Payable for deposits from brokers	854	–	–	–	–	–	–
Payable for deposits from counterparties	5,285	10,370	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	3,756	405	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	4,249	10,727	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	200	256	–	–	–	–	–
OTC swap premiums received	405	5,300	–	–	–	–	–
Payable upon return of securities loaned	32,180	161,878	–	414,775	12,938	12,180	4,058

Total liabilities	2,243,306	1,137,632	34,542	417,673	13,451	12,673	4,563

Net assets	$3,084,128	$5,812,894	$659,373	$2,205,452	$153,939	$105,733	$118,655

Net assets consist of:
Paid-in capital	$2,880,903	$5,597,590	$634,117	$2,088,248	$151,786	$103,092	$213,257
Undistributed (excess of distributions over) net investment income (loss)	12,586	2,389	21,739	4,760	1,629	11	1,985
Accumulated net realized gain (loss)	181,639	4,151	(2,599)	4,143	(10,228)	(5,280)	(106,923)
Net unrealized appreciation (depreciation) on investments and foreign currency	9,000	208,764	6,116	108,301	10,752	7,910	10,336

	$3,084,128	$5,812,894	$659,373	$2,205,452	$153,939	$105,733	$118,655

Class A
Net assets	$3,083,176	$5,788,043	$659,373	$2,193,974	$153,777	$99,004	$118,286
Shares outstanding (no par value), unlimited shares authorized	239,209	443,250	62,201	304,398	14,447	10,162	9,128
Net asset value per share	$12.89	$13.06	$10.60	$7.21	$10.64	$9.74	$12.96

Class B
Net assets	$952	$24,851	N/A	$11,478	$162	$6,729	$369
Shares outstanding (no par value), unlimited shares authorized	73	1,784	N/A	1,425	15	689	28
Net asset value per share	$13.01	$13.93	N/A	$8.05	$10.67	$9.76	$13.01

(a) Investments - unaffiliated, at cost	$5,217,876	$6,275,049	$670,580	$1,977,427	$142,879	$97,947	$108,352
(b) Investments - affiliated, at cost	32,180	161,878	–	500,508	13,128	12,180	4,307

(c) Total investments, at cost	$5,250,056	$6,436,927	$670,580	$2,477,935	$156,007	$110,127	$112,659

(d) Including value of securities on loan	$31,508	$158,011	$–	$406,030	$12,860	$12,153	$4,039
(e) Foreign currency, at cost	472	6,260	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	4,647	3,739	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Assets
Investments - unaffiliated, at value (a) (d)	$676,323	$821,537	$1,262,377	$697,436	$517,248	$–	$–
Investments - affiliated, at value (b)	9,041	33,410	39,664	25,091	46,100	1,284,547	1,840,288

Total investments, at value (c)	685,364	854,947	1,302,041	722,527	563,348	1,284,547	1,840,288
Cash	–	–	–	–	–	–	–
Foreign currency (e)	450	–	–	–	–	–	–
Receivable for investments sold	864	–	–	–	–	88	–
Receivable for fund shares sold	846	764	896	521	482	947	1,488
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	633	216	2,171	1,457	990	–	–
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	688,157	855,927	1,305,108	724,505	564,820	1,285,582	1,841,776

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	462	264	397	227	174	–	145
Payable for administrative fees	85	70	107	60	44	54	78
Payable for 12b-1 fee (Class A)	41	49	76	42	31	–	–
Payable for investment securities purchased	811	–	–	–	–	–	225
Payable for fund shares redeemed	983	856	1,346	756	550	1,035	1,262
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	13	12	16	12	10	27	34
Payable for other expenses	8	2	4	2	1	2	4
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	1,088	29,950	35,611	24,263	45,215	–	–

Total liabilities	3,491	31,203	37,557	25,362	46,025	1,118	1,748

Net assets	$684,666	$824,724	$1,267,551	$699,143	$518,795	$1,284,464	$1,840,028

Net assets consist of:
Paid-in capital	$620,414	$683,702	$1,096,181	$619,945	$453,577	$1,010,466	$1,763,135
Undistributed (excess of distributions over) net investment income (loss)	15,809	8,382	37,897	12,515	9,274	16,790	10,438
Accumulated net realized gain (loss)	(46,338)	90,097	85,219	58,920	38,239	40,059	(13,362)
Net unrealized appreciation (depreciation) on investments and foreign currency	94,781	42,543	48,254	7,763	17,705	217,149	79,817

	$684,666	$824,724	$1,267,551	$699,143	$518,795	$1,284,464	$1,840,028

Class A
Net assets	$684,236	$824,193	$1,267,104	$698,722	$518,667	$1,284,464	$1,840,028
Shares outstanding (no par value), unlimited shares authorized	73,318	65,732	111,287	63,918	50,044	107,058	159,849
Net asset value per share	$9.33	$12.54	$11.39	$10.93	$10.36	$12.00	$11.51

Class B
Net assets	$430	$531	$447	$421	$128	N/A	N/A
Shares outstanding (no par value), unlimited shares authorized	46	42	39	38	12	N/A	N/A
Net asset value per share	$9.40	$12.56	$11.46	$11.05	$10.40	N/A	N/A

(a) Investments - unaffiliated, at cost	$581,565	$778,994	$1,214,123	$689,673	$499,543	$–	$–
(b) Investments - affiliated, at cost	9,041	33,410	39,664	25,091	46,100	1,067,398	1,760,471

(c) Total investments, at cost	$590,606	$812,404	$1,253,787	$714,764	$545,643	$1,067,398	$1,760,471

(d) Including value of securities on loan	$1,034	$30,390	$35,268	$24,050	$44,830	$–	$–
(e) Foreign currency, at cost	449	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Assets
Investments - unaffiliated, at value (a) (d)	$–	$–	$–	$–	$2,503,374	$1,704,036	$1,834,521
Investments - affiliated, at value (b)	2,913,637	4,801,071	3,263,803	1,092,082	54,632	162,023	189,035

Total investments, at value (c)	2,913,637	4,801,071	3,263,803	1,092,082	2,558,006	1,866,059	2,023,556
Cash	–	–	–	–	158	–	–
Foreign currency (e)	–	–	–	–	–	–	–
Receivable for investments sold	1,992	499	1,436	1,362	733	6,484	773
Receivable for fund shares sold	1,160	3,993	1,535	467	2,302	1,583	15,426
Receivable from adviser	–	–	–	–	–	–	–
Receivable for dividends and interest	–	–	–	–	667	485	9,455
Receivable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	18
Unrealized appreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–	–	–
Other assets	–	–	–	–	–	–	–

Total assets	2,916,789	4,805,563	3,266,774	1,093,911	2,561,866	1,874,611	2,049,228

Liabilities
Cash overdraft	–	–	–	–	–	–	–
Payable for advisory fees	217	343	240	94	1,203	1,045	675
Payable for administrative fees	123	202	136	46	213	148	169
Payable for 12b-1 fee (Class A)	–	–	–	–	149	103	120
Payable for investment securities purchased	–	–	–	–	2,663	1,443	776
Payable for fund shares redeemed	3,152	4,492	2,970	1,828	2,403	1,853	1,836
Payable for dividends on securities sold short	–	–	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–	–	–
Payable for trustee fees	56	103	84	34	62	49	31
Payable for other expenses	7	11	8	3	14	5	13
Payable for variation margin on financial derivative instruments	–	–	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	–	–	–	–	–
Options written, at value (g)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–	–	–
Payable upon return of securities loaned	–	–	–	–	15,375	98,375	26,516

Total liabilities	3,555	5,151	3,438	2,005	22,082	103,021	30,136

Net assets	$2,913,234	$4,800,412	$3,263,336	$1,091,906	$2,539,784	$1,771,590	$2,019,092

Net assets consist of:
Paid-in capital	$2,764,380	$4,501,059	$3,008,165	$1,020,713	$2,063,977	$1,495,087	$2,007,742
Undistributed (excess of distributions over) net investment income (loss)	14,604	27,205	34,677	9,489	2,650	(7,519)	21,243
Accumulated net realized gain (loss)	(9,302)	(11,273)	(19,828)	(41,242)	(102,387)	(7,449)	(29,327)
Net unrealized appreciation (depreciation) on investments and foreign currency	143,552	283,421	240,322	102,946	575,544	291,471	19,434

	$2,913,234	$4,800,412	$3,263,336	$1,091,906	$2,539,784	$1,771,590	$2,019,092

Class A
Net assets	$2,913,234	$4,800,412	$3,263,336	$1,091,906	$2,497,336	$1,729,982	$2,018,886
Shares outstanding (no par value), unlimited shares authorized	246,032	392,323	275,636	82,594	100,214	59,363	200,741
Net asset value per share	$11.84	$12.24	$11.84	$13.22	$24.92	$29.14	$10.06

Class B
Net assets	N/A	N/A	N/A	N/A	$42,448	$41,608	$206
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	N/A	N/A	1,677	1,396	20
Net asset value per share	N/A	N/A	N/A	N/A	$25.31	$29.81	$10.15

(a) Investments - unaffiliated, at cost	$–	$–	$–	$–	$1,927,830	$1,412,564	$1,815,104
(b) Investments - affiliated, at cost	2,770,085	4,517,650	3,023,481	989,136	54,632	162,023	189,035

(c) Total investments, at cost	$2,770,085	$4,517,650	$3,023,481	$989,136	$1,982,462	$1,574,587	$2,004,139

(d) Including value of securities on loan	$–	$–	$–	$–	$15,147	$97,721	$25,970
(e) Foreign currency, at cost	–	–	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	–	–	–	–	–
(g) Premiums from options written	–	–	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2012

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value (a) (d)	$1,535,567	$462,408	$2,460,155	$692,546	$1,252,790
Investments - affiliated, at value (b)	32,458	21,419	142,294	–	39,839
Repurchase Agreements	–	–	–	560,500	–

Total investments, at value (c)	1,568,025	483,827	2,602,449	1,253,046	1,292,629
Cash	13	–	–	–	–
Foreign currency (e)	–	–	–	–	–
Receivable for investments sold	769	1,061	113,032	–	–
Receivable for fund shares sold	1,635	247	1,667	3,978	907
Receivable from adviser	15	–	–	334	–
Receivable for dividends and interest	1,555	188	5,719	1,062	1,481
Receivable for variation margin on financial derivative instruments	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Unrealized appreciation on OTC swap agreements	–	–	–	–	–
OTC swap premiums paid	–	–	–	–	–
Other assets	–	–	–	5	–

Total assets	1,572,012	485,323	2,722,867	1,258,425	1,295,017

Liabilities
Cash overdraft	–	–	–	36	–
Payable for advisory fees	809	266	882	277	519
Payable for administrative fees	130	40	202	105	108
Payable for 12b-1 fee (Class A)	94	28	144	74	76
Payable for investment securities purchased	584	636	171,147	–	2,218
Payable for fund shares redeemed	2,234	293	1,473	6,075	1,348
Payable for dividends on securities sold short	–	–	–	–	–
Payable for interest expense and brokerage charges	–	–	–	–	–
Payable for trustee fees	43	22	47	46	40
Payable for other expenses	8	10	5	3	4
Payable for variation margin on financial derivative instruments	–	–	–	–	–
Investment in forward sales commitments, at value (f)	–	–	88,457	–	–
Options written, at value (g)	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–
Unrealized depreciation on OTC swap agreements	–	–	–	–	–
OTC swap premiums received	–	–	–	–	–
Payable upon return of securities loaned	1,483	12,089	61,283	–	8,511

Total liabilities	5,385	13,384	323,640	6,616	12,824

Net assets	$1,566,627	$471,939	$2,399,227	$1,251,809	$1,282,193

Net assets consist of:
Paid-in capital	$1,304,650	$383,814	$2,106,582	$1,251,841	$1,092,125
Undistributed (excess of distributions over) net investment income (loss)	25,519	193	42,946	(37)	19,971
Accumulated net realized gain (loss)	76,521	68,044	39,138	5	(3,395)
Net unrealized appreciation (depreciation) on investments and foreign currency	159,937	19,888	210,561	–	173,492

	$1,566,627	$471,939	$2,399,227	$1,251,809	$1,282,193

Class A
Net assets	$1,565,619	$471,670	$2,398,046	$1,243,885	$1,262,528
Shares outstanding (no par value), unlimited shares authorized	126,888	21,921	132,141	1,243,913	68,092
Net asset value per share	$12.34	$21.52	$18.15	$1.00	$18.54

Class B
Net assets	$1,008	$269	$1,181	$7,924	$19,665
Shares outstanding (no par value), unlimited shares authorized	80	12	64	7,925	1,042
Net asset value per share	$12.68	$21.96	$18.54	$1.00	$18.87

(a) Investments - unaffiliated, at cost	$1,375,632	$442,520	$2,249,393	$1,253,046	$1,079,298
(b) Investments - affiliated, at cost	32,458	21,419	142,294	–	39,839

(c) Total investments, at cost	$1,408,090	$463,939	$2,391,687	$1,253,046	$1,119,137

(d) Including value of securities on loan	$1,456	$12,096	$60,053	$–	$8,351
(e) Foreign currency, at cost	–	–	–	–	–
(f) Proceeds from forward sales commitments	–	–	88,256	–	–
(g) Premiums from options written	–	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth- Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL Institutional Alt 20 Fund
Investment income
Dividends (a)	$–	$–	$–	$–	$–	$–	$17,891
Dividends received from master fund (a)	14,937	10,291	2,821	14,963	5,790	5,465	–
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending (a)	–	–	–	–	–	–	–

Total investment income	14,937	10,291	2,821	14,963	5,790	5,465	17,891

Expenses
Advisory fees	3,990	2,848	1,289	4,709	2,402	3,870	1,421
Administrative fees	855	610	258	1,009	424	553	585
12b-1 fees (Class A)	1,425	1,017	429	1,682	706	921	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	2	2	1	2	1	2	5
Trustee fees	9	7	3	11	5	6	20
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	6	4	2	5	3	4	10

Total expenses	6,287	4,488	1,982	7,418	3,541	5,356	2,041

Expense waiver	(2,565)	(2,238)	(1,031)	(2,691)	(1,554)	(2,949)	–

Net expenses	3,722	2,250	951	4,727	1,987	2,407	2,041

Net investment income (loss)	11,215	8,041	1,870	10,236	3,803	3,058	15,850

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	1,276	757	–	–
Affiliated investments	4,758	(100)	616	–	–	1,043	19,392
Distributions from affiliated investment companies	–	3,517	–	–	–	–	23,878
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	46,958	10,567	23,597	84,903	40,585	54,385	60,194
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	51,716	13,984	24,213	86,179	41,342	55,428	103,464

Net increase (decrease) in net assets from operations	$62,931	$22,025	$26,083	$96,415	$45,145	$58,486	$119,314

(a) Income from affiliated investments	$14,937	$10,291	$2,821	$—	$—	$5,465	$17,891

(b)

The Master Funds for the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund(b)	JNL/American Funds Growth Allocation Fund(b)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Investment income
Dividends (a)	$21,205	$23,222	$5,213	$2,674	$1,539	$9,800	$10,071
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending (a)	–	–	–	–	–	–	–

Total investment income	21,205	23,222	5,213	2,674	1,539	9,800	10,071

Expenses
Advisory fees	1,971	2,582	1,216	146	95	737	784
Administrative fees	860	1,166	483	73	48	304	333
12b-1 fees (Class A)	–	–	–	122	79	–	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	8	10	4	–	–	3	3
Trustee fees	30	40	19	1	–	10	11
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	15	22	11	–	1	5	6

Total expenses	2,884	3,820	1,733	342	223	1,059	1,137

Expense waiver	–	–	–	–	–	–	–

Net expenses	2,884	3,820	1,733	342	223	1,059	1,137

Net investment income (loss)	18,321	19,402	3,480	2,332	1,316	8,741	8,934

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	175	245	–	–
Affiliated investments	31,750	17,496	13,661	–	–	11,216	17,178
Distributions from unaffiliated investment companies	–	–	–	45	14	–	–
Distributions from affiliated investment companies	28,546	32,385	8,006	–	–	10,386	11,218
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	100,239	158,140	76,294	3,404	3,421	43,491	48,499
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	–	–	–
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	160,535	208,021	97,961	3,624	3,680	65,093	76,895

Net increase (decrease) in net assets from operations	$178,856	$227,423	$101,441	$5,956	$4,996	$73,834	$85,829

(a) Income from affiliated investments	$21,205	$23,222	$5,213	$–	$–	$9,800	$10,071
(b)	Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends (a)	$3,574	$185	$14,775	$16,478	$8,181	$7,220	$8,336
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	(245)	(447)	(231)	(244)	(281)
Interest	–	14	387	6,316	–	3,838	–
Securities lending (a)	–	–	234	349	126	203	248

Total investment income	3,574	199	15,151	22,696	8,076	11,017	8,303

Expenses
Advisory fees	326	4,658	7,665	7,918	1,595	2,596	2,349
Administrative fees	126	981	1,841	1,601	299	600	487
12b-1 fees (Class A)	–	981	2,453	2,134	399	798	649
Licensing fees	–	–	–	–	–	–	–
Legal fees	1	2	6	4	1	2	2
Trustee fees	4	9	22	16	3	7	6
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	2	14	15	29	1	15	23

Total expenses	459	6,645	12,002	11,702	2,298	4,018	3,516

Expense waiver	–	–	–	–	–	–	–

Net expenses	459	6,645	12,002	11,702	2,298	4,018	3,516

Net investment income (loss)	3,115	(6,446)	3,149	10,994	5,778	6,999	4,787

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	(23,068)	1,423	10,515	6,796	10,440
Affiliated investments	6,821	–	(4)	(25)	–	(7)	(5)
Distributions from affiliated investment companies	4,262	–	–	–	–	–	–
Swap agreements	–	2,313	–	51	–	–	–
Foreign currency related items	–	9,619	8	(3,320)	(49)	(369)	(41)
Future contracts	–	13,110	–	(1,549)	–	–	–
Written option contracts	–	–	–	3,629	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	36	3	6
Net change in unrealized appreciation (depreciation) on:
Investments	18,001	(2)	30,063	73,385	17,580	35,422	35,376
OTC swap agreements	–	(296)	–	67	–	–	–
Foreign currency related items	–	12,118	(2)	575	(10)	(392)	7
Futures contracts and centrally cleared swap agreements	–	(1,980)	–	478	–	–	–
Written option contracts	–	–	–	471	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	29,084	34,882	6,997	75,185	28,072	41,453	45,783

Net increase (decrease) in net assets from operations	$32,199	$28,436	$10,146	$86,179	$33,850	$48,452	$50,570

(a) Income from affiliated investments	$3,574	$185	$259	$349	$130	$214	$253
(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Investment income
Dividends (a)	$5,674	$9,945	$3,731	$7,713	$28,682	$16,490	$42
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(3)	–	(331)	(395)	–	(607)	(391)
Interest	–	–	–	–	–	–	23,263
Securities lending (a)	114	736	85	470	–	528	81

Total investment income	5,785	10,681	3,485	7,788	28,682	16,411	22,995

Expenses
Advisory fees	1,637	6,864	1,242	3,048	–	4,043	3,761
Administrative fees	264	1,010	207	677	575	873	752
12b-1 fees (Class A)	529	2,018	276	677	–	1,164	1,002
Licensing fees	–	–	–	–	–	–	–
Legal fees	1	4	1	2	5	2	2
Trustee fees	5	18	3	6	21	11	7
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other net expenses (b)	4	12	26	26	13	(7)	3

Total expenses	2,440	9,926	1,755	4,436	614	6,086	5,527

Expense waiver	(209)	–	–	–	–	–	–

Net expenses	2,231	9,926	1,755	4,436	614	6,086	5,527

Net investment income (loss)	3,554	755	1,730	3,352	28,068	10,325	17,468

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	25,317	31,495	(67)	(2,929)	–	7,467	2,668
Affiliated investments	–	(9)	–	–	(9,917)	(2)	–
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	1	–	(66)	(71)	–	(175)	9,935
Future contracts	927	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	1	83	–	–	–	7	–
Net change in unrealized appreciation (depreciation) on:
Investments	5,602	80,750	23,124	67,248	151,104	99,950	44,004
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	1	–	30	6,911
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	31,848	112,319	22,991	64,249	141,187	107,277	63,518

Net increase (decrease) in net assets from operations	$35,402	$113,074	$24,721	$67,601	$169,255	$117,602	$80,986

(a) Income from affiliated investments	$119	$747	$86	$473	$28,682	$539	$123
(b) Includes professional tax fees – See Note 2 in the Notes to Financial Statements.	–	–	–	–	–	(16)	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Investment income
Dividends (a)	$25,097	$6,267	$18,800	$13,060	$79	$32	$18,063
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(481)	(204)	(394)	(3)	–	(115)	–
Interest	66,331	–	3,009	–	26,086	52,860	–
Securities lending (a)	1,472	603	136	224	137	22	38

Total investment income	92,419	6,666	21,551	13,281	26,302	52,799	18,101

Expenses
Advisory fees	9,160	2,295	5,611	4,443	6,143	6,150	6,111
Administrative fees	1,443	362	766	559	1,071	1,297	866
12b-1 fees (Class A)	2,885	483	1,531	1,116	2,142	1,728	1,711
Licensing fees	–	–	–	–	–	–	–
Legal fees	6	1	59	2	5	4	4
Trustee fees	26	5	14	9	19	16	15
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other net expenses (b)	16	4	(1)	5	13	12	9

Total expenses	13,536	3,150	7,980	6,134	9,393	9,207	8,716

Expense waiver	–	–	–	–	–	–	–

Net expenses	13,536	3,150	7,980	6,134	9,393	9,207	8,716

Net investment income (loss)	78,883	3,516	13,571	7,147	16,909	43,592	9,385

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(10,058)	6,916	34,630	6,056	31,649	20,486	34,736
Affiliated investments	(13)	(2)	–	(5)	(3)	–	(4)
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	(951)	3,138	–
Foreign currency related items	(28)	44	6,422	–	3,564	21,385	–
Future contracts	–	–	–	–	3,518	(18)	–
Written option contracts	–	–	180	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	25	–	–	–	–	–	118
Net change in unrealized appreciation (depreciation) on:
Investments	94,783	47,134	51,790	86,481	24,678	55,015	95,589
OTC swap agreements	–	–	–	–	1,921	8,093	–
Foreign currency related items	46	4	(9,691)	–	507	4,291	–
Futures contracts and centrally cleared swap agreements	–	–	–	–	9	(158)	–
Written option contracts	–	–	13	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	84,755	54,096	83,344	92,532	64,892	112,232	130,439

Net increase (decrease) in net assets from operations	$163,638	$57,612	$96,915	$99,679	$81,801	$155,824	$139,824

(a) Income from affiliated investments	$1,533	$612	$173	$253	$216	$54	$49
(b) Includes professional tax fees – See Note 2 in the Notes to Financial Statements.	–	–	(16)	–	–	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund (c)	JNL/JPMorgan International Value Fund
Investment income
Dividends (a)	$2,781	$29,538	$17,368	$13,654	$3,644	$53,538	$23,961
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(2)	(931)	(1,132)	(17)	–	(1,717)	(1,070)
Interest	–	–	–	–	–	7,709	1
Securities lending (a)	–	622	436	99	104	–	1,018

Total investment income	2,779	29,229	16,672	13,736	3,748	59,530	23,910

Expenses
Advisory fees	938	6,660	4,622	7,138	2,246	15,994	3,950
Administrative fees	175	1,422	1,074	1,087	266	2,794	907
12b-1 fees (Class A)	234	1,894	1,431	2,172	530	3,725	1,208
Licensing fees	–	–	–	–	–	–	–
Legal fees	1	5	3	5	1	9	3
Trustee fees	2	16	13	20	4	34	12
Dividends on securities sold short	847	–	–	–	–	–	–
Short holdings borrowing fees	294	–	–	–	–	–	–
Other net expenses (b)	1	(7)	11	12	3	35	5

Total expenses	2,492	9,990	7,154	10,434	3,050	22,591	6,085

Expense waiver	–	–	–	–	–	–	–

Net expenses	2,492	9,990	7,154	10,434	3,050	22,591	6,085

Net investment income (loss)	287	19,239	9,518	3,302	698	36,939	17,825

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	8,674	42,327	3,488	56,878	12,007	19,930	(33,701)
Affiliated investments	–	(8)	(8)	(3)	(2)	–	(7)
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	(226)	(146)	–	–	3,010	3,541
Future contracts	–	–	–	–	–	(4,584)	2,656
Written option contracts	–	–	–	–	–	15,092	–
Investment securities sold short	(1,420)	–	–	–	–	–	–
Brokerage commissions recaptured	30	181	22	182	15	292	5
Net change in unrealized appreciation (depreciation) on:
Investments	13,595	165,184	90,290	62,112	24,366	215,214	100,384
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	(29)	62	–	–	(5,271)	(601)
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	156
Written option contracts	–	–	–	–	–	(652)	–
Investment securities sold short	(1,515)	–	–	–	–	–	–

Net realized and unrealized gain (loss)	19,364	207,429	93,708	119,169	36,386	243,031	72,433

Net increase (decrease) in net assets from operations	$19,651	$226,668	$103,226	$122,471	$37,084	$279,970	$90,258

(a) Income from affiliated investments	$2	$635	$470	$117	$109	$54	$1,024
(b) Includes professional tax fees – See Note 2 in the Notes to Financial Statements.	–	(16)	(4)	–	–	–	(16)
(c) Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund
Investment income
Dividends (a)	$6,525	$42	$40,987	$2,846	$6,951	$975	$7,309
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(6)	–	(3,723)	–	(157)	(20)	–
Interest	–	50,243	11	–	–	–	–
Securities lending (a)	918	51	850	11	558	25	–

Total investment income	7,437	50,336	38,125	2,857	7,352	980	7,309

Expenses
Advisory fees	3,886	5,793	11,102	1,594	2,437	349	–
Administrative fees	579	1,520	1,920	224	430	61	149
12b-1 fees (Class A)	1,157	3,036	2,558	448	573	82	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	3	7	6	1	1	–	1
Trustee fees	10	27	24	4	6	1	6
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other net expenses (b)	(12)	16	54	3	(2)	(16)	4

Total expenses	5,623	10,399	15,664	2,274	3,445	477	160

Expense waiver	–	–	(100)	–	–	–	–

Net expenses	5,623	10,399	15,564	2,274	3,445	477	160

Net investment income (loss)	1,814	39,937	22,561	583	3,907	503	7,149

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	25,948	(143)	28,400	9,645	3,687	(1,640)	–
Affiliated investments	(4)	(27)	(7)	(4)	–	–	(4,467)
Distributions from affiliated investment companies	–	–	–	–	–	–	2,094
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	(281)	–	149	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	43	–	66	64	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	46,437	12,099	207,373	6,866	13,390	6,637	39,138
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	(161)	–	15	(11)	–
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	72,424	11,929	235,390	16,571	17,241	4,986	36,765

Net increase (decrease) in net assets from operations	$74,238	$51,866	$257,951	$17,154	$21,148	$5,489	$43,914

(a) Income from affiliated investments	$927	$93	$859	$15	$560	$26	$7,309
(b) Includes professional tax fees – See Note 2 in the Notes to Financial Statements.	(17)	–	–	–	(16)	(17)	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund
Investment income
Dividends (a)	$9,359	$7,510	$1,205	$4,137	$31,920	$13,826	$19,041
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	(810)	(82)	(114)	–	–	(13)
Interest	–	–	–	–	1	1	18
Securities lending (a)	–	109	57	55	130	605	2,697

Total investment income	9,359	6,809	1,180	4,078	32,051	14,432	21,743

Expenses
Advisory fees	–	1,070	93	320	3,509	2,275	2,469
Administrative fees	244	401	50	187	1,384	848	932
12b-1 fees (Class A)	–	535	50	187	2,735	1,681	1,841
Licensing fees	–	70	–	–	277	170	82
Legal fees	2	1	–	1	6	3	4
Trustee fees	9	4	–	2	25	15	17
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	4	37	1	2	14	7	10

Total expenses	259	2,118	194	699	7,950	4,999	5,355

Expense waiver	–	–	–	–	–	–	–

Net expenses	259	2,118	194	699	7,950	4,999	5,355

Net investment income (loss)	9,100	4,691	986	3,379	24,101	9,433	16,388

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	(2,394)	(1,999)	(424)	11,996	18,123	32,088
Affiliated investments	5,044	–	–	–	(76)	(15)	(20)
Distributions from affiliated investment companies	7,311	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	(249)	(3)	(40)	–	–	–
Future contracts	–	238	–	–	4,667	3,559	4,325
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	40,413	29,900	3,135	7,850	142,783	92,739	80,338
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	8	1	(3)	–	–	–
Futures contracts and centrally cleared swap agreements	–	117	–	–	(436)	(67)	413
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	52,768	27,620	1,134	7,383	158,934	114,339	117,144

Net increase (decrease) in net assets from operations	$61,868	$32,311	$2,120	$10,762	$183,035	$123,772	$133,532

(a) Income from affiliated investments	$9,359	$112	$57	$55	$216	$618	$2,706

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund(b)	JNL/Neuberger Berman Strategic Income Fund(b)	JNL/Oppenheimer Global Growth Fund
Investment income
Dividends (a)	$51,360	$51	$41	$898	$132	$97	$14,209
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(2,314)	–	–	–	(2)	–	(340)
Interest	19	43,585	285	–	–	791	–
Securities lending (a)	1,750	205	–	–	–	–	491

Total investment income	50,815	43,841	326	898	130	888	14,360

Expenses
Advisory fees	3,734	4,470	5,122	141	57	185	3,995
Administrative fees	2,131	1,727	772	65	12	46	924
12b-1 fees (Class A)	2,797	3,444	1,028	87	15	61	1,230
Licensing fees	392	–	–	10	–	–	–
Legal fees	7	8	3	–	–	–	4
Trustee fees	25	31	10	–	–	–	11
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	34	20	7	1	1	2	30

Total expenses	9,120	9,700	6,942	304	85	294	6,194

Expense waiver	–	–	–	–	–	–	–

Net expenses	9,120	9,700	6,942	304	85	294	6,194

Net investment income (loss)	41,695	34,141	(6,616)	594	45	594	8,166

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(13,533)	13,987	3,174	(158)	(241)	576	12,181
Affiliated investments	(11)	(25)	–	–	–	–	(5)
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swap agreements	–	–	–	–	–	82	–
Foreign currency related items	(541)	–	3,169	–	–	(11)	(139)
Future contracts	3,833	–	14,227	–	–	(54)	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	209,364	12,406	(334)	1,265	291	1,269	94,623
OTC swap agreements	–	–	–	–	–	178	–
Foreign currency related items	(192)	–	(14,624)	–	–	–	12
Futures contracts and exchange traded option contracts	378	–	(9,849)	–	–	13	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	199,298	26,368	(4,237)	1,107	50	2,053	106,672

Net increase (decrease) in net assets from operations	$240,993	$60,509	$(10,853)	$1,701	$95	$2,647	$114,838

(a) Income from affiliated investments	$1,898	$291	$41	$—	$—	$4	$497
(b) Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Investment income
Dividends (a)	$41	$1,619	$–	$3,827	$3,108	$1,780	$3,024
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	(7)	–	–	–	–	–
Interest	56,333	120,139	27,081	121,833	–	–	–
Securities lending (a)	148	475	–	1,925	268	238	10

Total investment income	56,522	122,226	27,081	127,585	3,376	2,018	3,034

Expenses
Advisory fees	14,931	23,590	3,379	7,326	1,235	767	670
Administrative fees	3,090	4,718	784	1,677	165	102	122
12b-1 fees (Class A)	6,180	9,392	1,046	3,332	329	191	243
Licensing fees	–	–	–	–	–	–	–
Legal fees	14	20	2	7	1	1	1
Trustee fees	54	79	9	28	3	2	2
Dividends on securities sold short	–	–	–	–	–	–	–
Interest expense	1,862	6	–	–	–	–	–
Other expenses	29	55	30	15	13	7	5

Total expenses	26,160	37,860	5,250	12,385	1,746	1,070	1,043

Expense waiver	–	–	–	–	–	–	–

Net expenses	26,160	37,860	5,250	12,385	1,746	1,070	1,043

Net investment income (loss)	30,362	84,366	21,831	115,200	1,630	948	1,991

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	200,175	97,316	189	31,574	(5,687)	1,081	5,105
Affiliated investments	–	–	–	(7)	–	–	(1)
Distributions from affiliated investment companies	–	–	–	–	–	–	–
Swap agreements	1,988	26,776	–	–	–	–	–
Foreign currency related items	577	1,146	–	–	–	–	–
Future contracts	5,411	7,784	–	–	–	–	–
Written option contracts	1,128	12,367	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	7	10	5
Net change in unrealized appreciation (depreciation) on:
Investments	8,773	131,992	16,970	105,442	24,482	14,045	9,522
OTC swap agreements	2,190	2,128	–	–	–	–	–
Foreign currency related items	(734)	(7,359)	–	–	–	–	–
Futures contracts and centrally cleared swap agreements	(2,277)	(5,868)	–	–	–	–	–
Written option contracts	(43)	(2,661)	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	217,188	263,621	17,159	137,009	18,802	15,136	14,631

Net increase (decrease) in net assets from operations	$247,550	$347,987	$38,990	$252,209	$20,432	$16,084	$16,622

(a) Income from affiliated investments	$149	$476	$—	$1,973	$268	$239	$11

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Investment income
Dividends (a)	$20,022	$13,251	$45,198	$16,480	$11,631	$12,035	$25,090
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	(996)	–	–	–	–	–	–
Interest	–	–	–	–	–	–	–
Securities lending (a)	188	51	415	592	885	–	–

Total investment income	19,214	13,302	45,613	17,072	12,516	12,035	25,090

Expenses
Advisory fees	5,300	2,750	4,265	2,554	1,827	–	1,490
Administrative fees	975	714	1,146	658	457	588	775
12b-1 fees (Class A)	1,299	1,428	2,293	1,316	914	–	–
Licensing fees	–	–	–	–	–	–	–
Legal fees	3	3	5	3	2	5	7
Trustee fees	12	12	20	12	8	21	27
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other expenses	19	7	10	7	5	12	15

Total expenses	7,608	4,914	7,739	4,550	3,213	626	2,314

Expense waiver	–	–	–	–	–	–	–

Net expenses	7,608	4,914	7,739	4,550	3,213	626	2,314

Net investment income (loss)	11,606	8,388	37,874	12,522	9,303	11,409	22,776

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(19,952)	91,541	87,307	59,765	43,650	–	–
Affiliated investments	–	(2)	(3)	(3)	(7)	40,438	17,821
Distributions from affiliated investment companies	–	–	–	–	–	27,621	23,941
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	20	–	–	–	–	–	–
Future contracts	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	179,656	(1,167)	3,664	8,908	32,148	88,810	62,220
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	45	–	–	–	–	–	–
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	–
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	159,769	90,372	90,968	68,670	75,791	156,869	103,982

Net increase (decrease) in net assets from operations	$171,375	$98,760	$128,842	$81,192	$85,094	$168,278	$126,758

(a) Income from affiliated investments	$190	$53	$419	$593	$886	$12,035	$25,090

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Investment income
Dividends (a)	$37,347	$54,771	$34,214	$10,032	$22,494	$14,029	$627
Dividends received from master fund	–	–	–	–	–	–	–
Foreign taxes withheld	–	–	–	–	(79)	(48)	–
Interest	–	–	–	–	–	–	26,242
Securities lending (a)	–	–	–	–	468	627	74

Total investment income	37,347	54,771	34,214	10,032	22,883	14,608	26,943

Expenses
Advisory fees	2,317	3,637	2,584	1,037	13,166	11,660	6,103
Administrative fees	1,292	2,116	1,459	492	2,335	1,655	1,502
12b-1 fees (Class A)	–	–	–	–	4,585	3,225	3,002
Licensing fees	–	–	–	–	–	–	–
Legal fees	12	19	13	5	11	7	7
Trustee fees	45	75	52	18	41	30	25
Dividends on securities sold short	–	–	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–	–	–
Other net expenses (b)	26	42	30	10	20	19	16

Total expenses	3,692	5,889	4,138	1,562	20,158	16,596	10,655

Expense waiver	–	–	–	–	–	–	–

Net expenses	3,692	5,889	4,138	1,562	20,158	16,596	10,655

Net investment income (loss)	33,655	48,882	30,076	8,470	2,725	(1,988)	16,288

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	–	–	–	–	57,480	75,335	2,297
Affiliated investments	80,278	129,557	74,074	4,617	(15)	(32)	(1)
Distributions from affiliated investment companies	28,939	49,548	37,211	12,699	–	–	–
Swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	(34)	(20)	(20)
Future contracts	–	–	–	–	–	–	149
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–
Brokerage commissions recaptured	–	–	–	–	29	45	–
Net change in unrealized appreciation (depreciation) on:
Investments	114,311	295,187	260,496	113,355	298,205	128,590	14,281
OTC swap agreements	–	–	–	–	–	–	–
Foreign currency related items	–	–	–	–	(5)	(1)	35
Futures contracts and centrally cleared swap agreements	–	–	–	–	–	–	29
Written option contracts	–	–	–	–	–	–	–
Investment securities sold short	–	–	–	–	–	–	–

Net realized and unrealized gain (loss)	223,528	474,292	371,781	130,671	355,660	203,917	16,770

Net increase (decrease) in net assets from operations	$257,183	$523,174	$401,857	$139,141	$358,385	$201,929	$33,058

(a) Income from affiliated investments	$37,347	$54,771	$34,214	$10,032	$535	$718	$605
(b) Includes professional tax fees – See Note 2 in the Notes to Financial Statements.	–	–	–	–	(3)	–	–

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2012

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$40,224	$4,691	$39,792	$–	$38,270
Dividends received from master fund	–	–	–	–	–
Foreign taxes withheld	(111)	(3)	(111)	–	(85)
Interest	84	–	14,394	2,721	1
Securities lending (a)	202	118	249	–	129

Total investment income	40,399	4,806	54,324	2,721	38,315

Expenses
Advisory fees	9,395	3,156	9,371	2,909	6,592
Administrative fees	1,512	474	2,143	1,103	1,376
12b-1 fees (Class A)	3,022	948	4,284	2,190	2,713
Licensing fees	–	–	–	–	–
Legal fees	7	2	9	5	7
Trustee fees	27	9	38	20	25
Dividends on securities sold short	–	–	–	–	–
Short holdings borrowing fees	–	–	–	–	–
Other expenses	20	7	22	11	16

Total expenses	13,983	4,596	15,867	6,238	10,729

Expense waiver	(117)	–	–	(3,517)	–

Net expenses	13,866	4,596	15,867	2,721	10,729

Net investment income (loss)	26,533	210	38,457	–	27,586

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	84,425	70,940	48,041	6	91,346
Affiliated investments	(10)	(9)	(11)	–	(2)
Distributions from affiliated investment companies	–	–	–	–	–
Swap agreements	–	–	–	–	–
Foreign currency related items	9	–	–	–	14
Future contracts	–	–	(21)	–	–
Written option contracts	–	–	–	–	–
Investment securities sold short	–	–	–	–	–
Brokerage commissions recaptured	53	17	14	–	12
Net change in unrealized appreciation (depreciation) on:
Investments	155,499	(24,830)	109,877	–	91,419
OTC swap agreements	–	–	–	–	–
Foreign currency related items	5	–	–	–	–
Futures contracts and centrally cleared swap agreements	–	–	–	–	–
Written option contracts	–	–	–	–	–
Investment securities sold short	–	–	–	–	–

Net realized and unrealized gain (loss)	239,981	46,118	157,900	6	182,789

Net increase (decrease) in net assets from operations	$266,514	$46,328	$196,357	$6	$210,375

(a) Income from affiliated investments	$225	$125	$307	$—	$147

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Cash Flows (in thousands)

For the Year Ended December 31, 2012

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Real Return Fund
Cash flows used in operating activities
Net increase in net assets from operations	$19,651	$247,550
Adjustments to reconcile net increase in net assets from operations to net cash flows used in operating activities:
Purchase of long-term investments	(168,951)	(3,476,132)
Proceeds from sales and maturities of long-term investments	152,736	3,263,391
Net (purchases) sales of short-term investments	2,173	(574,893)
Proceeds from securities sold short/forward sales commitments	28,212	50,265
Purchases to cover securities sold short/forward sales commitments	(23,478)	(74,200)
Decrease (increase) in receivable for investments sold	(13)	12,678
Decrease in payable for investments purchased	(798)	(1,516,883)
Decrease in receivable for dividends and interest	98	3,765
Increase (decrease) in payable for interest expense and brokerage charges	12	(169)
Increase in other assets	–	(1)
Increase (decrease) in payable for expenses	15	(38)
Net amortization on investments	–	37,799
Net inflation compensation on investments	–	(34,599)
Net decrease in swap premiums paid (received)	–	3,697
Net decrease in variation margin on financial derivative instruments	–	(5,470)
Proceeds from currency transactions	–	642
Decrease for dividends on securities sold short	(6)	–
Change in unrealized appreciation on investments, futures contracts, written options, swap agreements and currency	(12,080)	(7,909)
Net realized gain on investments, written options and currency	(7,254)	(201,880)

Net cash flows used in operating activities	(9,683)	(2,272,387)
Cash flows from financing activities
Net proceeds from capital share transactions	9,684	122,612
Net borrowing of secured financing transactions	–	6,234
Net proceeds from secured borrowing transactions	–	(5,023)
Increase in payable for treasury roll securities	–	2,157,936
Decrease in overdraft due to custodian	–	(12,257)
Increase in receivable for deposits with brokers		(830)
Increase in payable for deposits from brokers		854
Decrease in receivable for deposits with counterparties	–	18,838
Decrease in payable for deposits from counterparties	–	(13,553)

Net cash flows from financing activities	9,684	2,274,811

Net increase in cash	1	2,424
Cash at beginning of year	–	1,193

Cash at end of year	$1	$3,617

Supplemental disclosure of operating activities:
Short holding borrowing fees during the year	$294	$–
Interest expense during the year	–	1,862
Supplemental disclosure of non-cash financing activities:
Reinvestment of distributions during the year	458	226,234

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$11,215	$8,041	$1,870	$10,236	$3,803	$3,058	$15,850
Net realized gain (loss)	4,758	3,417	616	1,276	757	1,043	43,270
Net change in unrealized appreciation (depreciation)	46,958	10,567	23,597	84,903	40,585	54,385	60,194

Net increase (decrease) in net assets from operations	62,931	22,025	26,083	96,415	45,145	58,486	119,314

Distributions to shareholders
From net investment income
Class A	(5,803)	(8,317)	(1,262)	(5,712)	(3,389)	(3,988)	(19,119)
Class B	(1)	(5)	(1)	(1)	(2)	(1)	–
From net realized gains
Class A	(726)	(3,547)	(1,554)	(689)	(603)	(1,604)	(29,326)
Class B	–	(2)	(1)	–	–	(1)	–

Total distributions to shareholders	(6,530)	(11,871)	(2,818)	(6,402)	(3,994)	(5,594)	(48,445)

Share transactions[1]
Proceeds from the sale of shares
Class A	366,959	243,989	96,756	426,381	155,103	217,130	527,971
Class B	96	114	78	89	99	98	–
Reinvestment of distributions
Class A	6,529	11,864	2,816	6,401	3,992	5,592	48,445
Class B	1	7	2	1	2	2	–
Cost of shares redeemed
Class A	(134,671)	(139,290)	(47,359)	(118,833)	(53,324)	(86,361)	(151,742)
Class B	(44)	(44)	(35)	(31)	(13)	(62)	–

Net increase (decrease) in net assets from share transactions	238,870	116,640	52,258	314,008	105,859	136,399	424,674

Net increase (decrease) net assets	295,271	126,794	75,523	404,021	147,010	189,291	495,543

Net assets beginning of year	403,632	339,740	130,208	460,355	213,115	275,140	910,347

Net assets end of year	$698,903	$466,534	$205,731	$864,376	$360,125	$464,431	$1,405,890

Undistributed (excess of distributions over) net investment income (loss)	$11,214	$9,702	$1,870	$10,234	$3,802	$3,057	$32,310

[1] Share transactions
Shares sold
Class A	32,942	21,839	9,773	37,975	15,489	20,694	36,023
Class B	9	10	9	8	10	10	–
Reinvestment of distributions
Class A	577	1,060	280	550	382	515	3,314
Class B	–	1	–	–	–	–	–
Shares redeemed
Class A	(12,120)	(12,492)	(4,819)	(10,575)	(5,341)	(8,245)	(10,357)
Class B	(4)	(4)	(4)	(3)	(1)	(6)	–

Net increase/(decrease)
Class A	21,399	10,407	5,234	27,950	10,530	12,964	28,980

Class B	5	7	5	5	9	4	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$273,362	$160,927	$65,835	$324,489	$113,632	$151,489	$609,723
Proceeds from sales of securities	29,731	44,601	14,517	6,519	7,928	17,585	193,693

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund(a)	JNL/American Funds Growth Allocation Fund(a)	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund
Operations
Net investment income (loss)	$18,321	$19,402	$3,480	$2,332	$1,316	$8,741	$8,934
Net realized gain (loss)	60,296	49,881	21,667	220	259	21,602	28,396
Net change in unrealized appreciation (depreciation)	100,239	158,140	76,294	3,404	3,421	43,491	48,499

Net increase (decrease) in net assets from operations	178,856	227,423	101,441	5,956	4,996	73,834	85,829

Distributions to shareholders
From net investment income
Class A	(30,712)	(44,037)	(22,947)	–	–	(9,961)	(9,844)
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(53,943)	(68,858)	(51,627)	–	–	(22,273)	(23,526)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(84,655)	(112,895)	(74,574)	–	–	(32,234)	(33,370)

Share transactions[1]
Proceeds from the sale of shares
Class A	684,942	1,203,414	40,877	162,287	113,631	328,040	322,368
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	84,655	112,895	74,574	–	–	32,234	33,370
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(233,481)	(448,413)	(218,268)	(19,658)	(13,703)	(103,543)	(99,581)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	536,116	867,896	(102,817)	142,629	99,928	256,731	256,157

Net increase (decrease) net assets	630,317	982,424	(75,950)	148,585	104,924	298,331	308,616

Net assets beginning of year	1,389,770	1,816,781	986,845	–	–	462,723	509,358

Net assets end of year	$2,020,087	$2,799,205	$910,895	$148,585	$104,924	$761,054	$817,974

Undistributed (excess of distributions over) net investment income (loss)	$36,772	$39,308	$7,660	$2,353	$1,322	$12,955	$12,344

[1] Share transactions
Shares sold
Class A	44,939	77,315	2,561	16,196	11,407	31,187	33,642
Class B	–	–	–	–	–	–	–
Reinvestment of distributions
Class A	5,617	7,355	4,935	–	–	3,082	3,491
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(15,300)	(28,920)	(13,678)	(1,937)	(1,360)	(9,830)	(10,414)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	35,256	55,750	(6,182)	14,259	10,047	24,439	26,719

Class B	–	–	–	–	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$859,927	$1,438,264	$353,334	$151,388	$106,765	$394,321	$429,155
Proceeds from sales of securities	361,505	631,332	519,241	6,316	5,462	150,658	186,176

(a)	Period from April 30, 2012 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$3,115	$(6,446)	$3,149	$10,994	$5,778	$6,999	$4,787
Net realized gain (loss)	11,083	25,042	(23,064)	209	10,502	6,423	10,400
Net change in unrealized appreciation (depreciation)	18,001	9,840	30,061	74,976	17,570	35,030	35,383

Net increase (decrease) in net assets from operations	32,199	28,436	10,146	86,179	33,850	48,452	50,570

Distributions to shareholders
From net investment income
Class A	(3,204)	–	–	–	(87)	(8,155)	(3,956)
Class B	–	–	–	–	–	(10)	(5)
From net realized gains
Class A	(8,109)	–	–	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(11,313)	–	–	–	(87)	(8,165)	(3,961)

Share transactions[1]
Proceeds from the sale of shares
Class A	150,388	227,873	766,008	1,187,669	172,694	82,960	62,041
Class B	–	–	233	251	48	71	87
Reinvestment of distributions
Class A	11,313	–	–	–	87	8,155	3,956
Class B	–	–	–	–	–	10	5
Cost of shares redeemed
Class A	(48,004)	(174,459)	(369,505)	(194,323)	(34,962)	(86,637)	(68,040)
Class B	–	–	(277)	(132)	(3)	(89)	(84)

Net increase (decrease) in net assets from share transactions	113,697	53,414	396,459	993,465	137,864	4,470	(2,035)

Net increase (decrease) net assets	134,583	81,850	406,605	1,079,644	171,627	44,757	44,574

Net assets beginning of year	181,732	459,846	1,053,165	513,414	127,386	371,518	299,630

Net assets end of year	$316,315	$541,696	$1,459,770	$1,593,058	$299,013	$416,275	$344,204

Undistributed (excess of distributions over) net investment income (loss)	$4,152	$749	$2,668	$9,235	$5,834	$5,783	$4,736

[1] Share transactions
Shares sold
Class A	17,035	24,023	75,182	113,405	15,056	8,678	2,598
Class B	–	–	23	24	4	7	4
Reinvestment of distributions
Class A	1,287	–	–	–	7	832	159
Class B	–	–	–	–	–	1	–
Shares redeemed
Class A	(5,459)	(18,410)	(36,213)	(18,550)	(3,034)	(9,058)	(2,852)
Class B	–	–	(27)	(13)	–	(9)	(4)

Net increase/(decrease)
Class A	12,863	5,613	38,969	94,855	12,029	452	(95)

Class B	–	–	(4)	11	4	(1)	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$194,912	$–	$457,620	$1,248,928 (b)	$295,875	$331,379 (c)	$99,353
Proceeds from sales of securities	85,129	–	104,185	440,100 (b)	155,732	331,413 (c)	104,942

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Amounts include $135,251 and $82,515 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $147,670 and $148,857 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Operations
Net investment income (loss)	$3,554	$755	$1,730	$3,352	$28,068	$10,325	$17,468
Net realized gain (loss)	26,246	31,569	(133)	(3,000)	(9,917)	7,297	12,603
Net change in unrealized appreciation (depreciation)	5,602	80,750	23,124	67,249	151,104	99,980	50,915

Net increase (decrease) in net assets from operations	35,402	113,074	24,721	67,601	169,255	117,602	80,986

Distributions to shareholders
From net investment income
Class A	(1,916)	–	(883)	(2,537)	(25,315)	(8,953)	(1,591)
Class B	(2)	–	(2)	(3)	–	(6)	–
From net realized gains
Class A	–	(9,601)	(5,971)	–	–	–	(29)
Class B	–	(7)	(9)	–	–	–	–

Total distributions to shareholders	(1,918)	(9,608)	(6,865)	(2,540)	(25,315)	(8,959)	(1,620)

Share transactions[1]
Proceeds from the sale of shares
Class A	112,633	736,551	107,476	140,879	213,639	171,129	819,094
Class B	62	478	91	160	–	83	228
Reinvestment of distributions
Class A	1,916	9,601	6,854	2,537	25,315	8,953	1,620
Class B	2	7	11	3	–	6	–
Cost of shares redeemed
Class A	(160,295)	(397,773)	(88,628)	(127,370)	(221,692)	(145,630)	(162,107)
Class B	(32)	(304)	(21)	(88)	–	(69)	(155)

Net increase (decrease) in net assets from share transactions	(45,714)	348,560	25,783	16,121	17,262	34,472	658,680

Net increase (decrease) net assets	(12,230)	452,026	43,639	81,182	161,202	143,115	738,046

Net assets beginning of year	242,497	821,012	108,700	292,817	1,065,109	515,023	239,692

Net assets end of year	$230,267	$1,273,038	$152,339	$373,999	$1,226,311	$658,138	$977,738

Undistributed (excess of distributions over) net investment income (loss)	$3,541	$829	$1,718	$3,275	$28,039	$10,145	$28,844

[1] Share transactions
Shares sold
Class A	14,283	32,980	13,480	20,958	23,082	20,783	73,040
Class B	8	22	12	25	–	9	21
Reinvestment of distributions
Class A	238	435	870	359	2,651	1,017	138
Class B	–	–	1	–	–	1	–
Shares redeemed
Class A	(19,802)	(18,255)	(11,229)	(19,263)	(23,941)	(17,544)	(14,419)
Class B	(4)	(14)	(3)	(13)	–	(8)	(14)

Net increase/(decrease)
Class A	(5,281)	15,160	3,121	2,054	1,792	4,256	58,759

Class B	4	8	10	12	–	2	7

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$287,692	$844,645	$121,901	$100,722	$74,829	$121,308	$548,351
Proceeds from sales of securities	316,390	510,172	101,810	78,770	54,797	81,770	55,811

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund
Operations
Net investment income (loss)	$78,883	$3,516	$13,571	$7,147	$16,909	$43,592	$9,385
Net realized gain (loss)	(10,074)	6,958	41,232	6,051	37,777	44,991	34,850
Net change in unrealized appreciation (depreciation)	94,829	47,138	42,112	86,481	27,115	67,241	95,589

Net increase (decrease) in net assets from operations	163,638	57,612	96,915	99,679	81,801	155,824	139,824

Distributions to shareholders
From net investment income
Class A	(68,530)	(3,220)	(11,615)	(2,016)	(19,709)	–	(9,625)
Class B	(28)	(3)	(7)	(1)	(8)	–	(124)
From net realized gains
Class A	–	–	–	(1,037)	(30,686)	(20,900)	(9,310)
Class B	–	–	–	(1)	(11)	(6)	(101)

Total distributions to shareholders	(68,558)	(3,223)	(11,622)	(3,055)	(50,414)	(20,906)	(19,160)

Share transactions[1]
Proceeds from the sale of shares
Class A	542,247	106,624	148,134	606,580	576,953	366,443	337,582
Class B	255	120	78	81	152	29	19,271
Reinvestment of distributions
Class A	68,530	3,220	11,615	3,053	50,395	20,900	18,935
Class B	28	3	7	2	19	6	225
Cost of shares redeemed
Class A	(338,200)	(125,916)	(106,221)	(200,254)	(745,119)	(352,433)	(233,676)
Class B	(284)	(80)	(65)	(85)	(87)	(104)	(19,566)

Net increase (decrease) in net assets from share transactions	272,576	(16,029)	53,548	409,377	(117,687)	34,841	122,771

Net increase (decrease) net assets	367,656	38,360	138,841	506,001	(86,300)	169,759	243,435

Net assets beginning of year	1,255,200	220,009	690,657	414,065	995,401	783,162	734,142

Net assets end of year	$1,622,856	$258,369	$829,498	$920,066	$909,101	$952,921	$977,577

Undistributed (excess of distributions over) net investment income (loss)	$77,052	$3,552	$14,156	$7,141	$22,725	$52,832	$(17)

[1] Share transactions
Shares sold
Class A	51,400	13,763	16,692	51,888	45,660	27,135	32,007
Class B	24	17	8	7	11	3	1,792
Reinvestment of distributions
Class A	6,520	388	1,279	253	4,061	1,504	1,707
Class B	3	–	1	–	2	–	20
Shares redeemed
Class A	(32,148)	(16,187)	(11,983)	(17,428)	(58,098)	(26,205)	(22,166)
Class B	(28)	(11)	(7)	(7)	(7)	(8)	(1,780)

Net increase/(decrease)
Class A	25,772	(2,036)	5,988	34,713	(8,377)	2,434	11,548

Class B	(1)	6	2	–	6	(5)	32

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$605,026	$71,271	$263,738	$393,618	$12,513,801 (a)	$1,216,667	$781,637
Proceeds from sales of securities	326,500	90,403	232,252	43,338	12,641,439 (a)	1,092,654	673,493

(a)	Amounts include $12,038,472 and $12,208,269 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund (a)	JNL/JPMorgan International Value Fund
Operations
Net investment income (loss)	$287	$19,239	$9,518	$3,302	$698	$36,939	$17,825
Net realized gain (loss)	7,284	42,274	3,356	57,057	12,020	33,740	(27,506)
Net change in unrealized appreciation (depreciation)	12,080	165,155	90,352	62,112	24,366	209,291	99,939

Net increase (decrease) in net assets from operations	19,651	226,668	103,226	122,471	37,084	279,970	90,258

Distributions to shareholders
From net investment income
Class A	(457)	(8,314)	(11,342)	–	–	(1,924)	(21,546)
Class B	(1)	(7)	(9)	–	–	(1)	(27)
From net realized gains
Class A	–	–	–	(28,573)	(12,493)	–	–
Class B	–	–	–	(26)	(16)	–	–

Total distributions to shareholders	(458)	(8,321)	(11,351)	(28,599)	(12,509)	(1,925)	(21,573)

Share transactions[1]
Proceeds from the sale of shares
Class A	51,308	749,265	279,597	444,597	315,359	789,857	198,540
Class B	65	223	183	186	155	265	129
Reinvestment of distributions
Class A	457	8,314	11,342	28,573	12,493	1,924	21,546
Class B	1	7	9	26	16	1	27
Cost of shares redeemed
Class A	(39,481)	(336,215)	(289,334)	(526,077)	(136,121)	(629,500)	(368,170)
Class B	(23)	(196)	(133)	(114)	(174)	(236)	(110)

Net increase (decrease) in net assets from share transactions	12,327	421,398	1,664	(52,809)	191,728	162,311	(148,038)

Net increase (decrease) net assets	31,520	639,745	93,539	41,063	216,303	440,356	(79,353)

Net assets beginning of year	98,404	723,563	636,461	954,981	178,786	1,604,383	586,573

Net assets end of year	$129,924	$1,363,308	$730,000	$996,044	$395,089	$2,044,739	$507,220

Undistributed (excess of distributions over) net investment income (loss)	$284	$25,898	$9,525	$3,279	$699	$36,843	$19,186

[1] Share transactions
Shares sold
Class A	6,199	81,679	27,162	34,305	22,309	68,168	29,684
Class B	8	24	17	15	11	22	19
Reinvestment of distributions
Class A	53	877	1,061	2,266	894	161	3,155
Class B	–	1	1	2	1	–	4
Shares redeemed
Class A	(4,804)	(37,885)	(27,744)	(40,248)	(9,825)	(54,922)	(53,886)
Class B	(3)	(22)	(13)	(9)	(12)	(20)	(16)

Net increase/(decrease)
Class A	1,448	44,671	479	(3,677)	13,378	13,407	(21,047)

Class B	5	3	5	8	–	2	7

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$168,951	$947,350	$224,629	$1,079,322	$278,965	$1,258,513	$372,413
Proceeds from sales of securities	152,736	532,154	238,814	1,162,943	101,199	1,024,249	519,334
Securities sold short covers	23,478	–	–	–	–	–	–
Securities sold short proceeds	28,212	–	–	–	–	–	–

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund
Operations
Net investment income (loss)	$1,814	$39,937	$22,561	$583	$3,907	$503	$7,149
Net realized gain (loss)	25,987	(170)	28,178	9,705	3,836	(1,640)	(2,373)
Net change in unrealized appreciation (depreciation)	46,437	12,099	207,212	6,866	13,405	6,626	39,138

Net increase (decrease) in net assets from operations	74,238	51,866	257,951	17,154	21,148	5,489	43,914

Distributions to shareholders
From net investment income
Class A	–	(36,019)	(27,461)	(578)	(2,295)	(445)	(7,118)
Class B	–	(22)	(16)	(1)	(1)	(2)	–
From net realized gains
Class A	–	–	(33,148)	–	(5,511)	(78)	(2,859)
Class B	–	–	(18)	–	(3)	–	–

Total distributions to shareholders	–	(36,041)	(60,643)	(579)	(7,810)	(525)	(9,977)

Share transactions[1]
Proceeds from the sale of shares
Class A	485,522	961,760	388,865	83,843	121,228	18,977	53,886
Class B	100	708	66	72	28	2	–
Reinvestment of distributions
Class A	–	36,019	60,609	578	7,806	523	9,977
Class B	–	22	34	1	4	2	–
Cost of shares redeemed
Class A	(442,742)	(745,936)	(407,206)	(103,672)	(202,443)	(13,104)	(60,004)
Class B	(89)	(1,078)	(223)	(93)	(34)	(2)	–

Net increase (decrease) in net assets from share transactions	42,791	251,495	42,145	(19,271)	(73,411)	6,398	3,859

Net increase (decrease) net assets	117,029	267,320	239,453	(2,696)	(60,073)	11,362	37,796

Net assets beginning of year	439,195	1,395,299	1,171,153	223,657	275,730	36,510	276,388

Net assets end of year	$556,224	$1,662,619	$1,410,606	$220,961	$215,657	$47,872	$314,184

Undistributed (excess of distributions over) net investment income (loss)	$2,049	$42,775	$22,353	$625	$3,501	$84	$7,366

[1] Share transactions
Shares sold
Class A	22,727	67,701	35,214	7,283	8,843	1,677	6,262
Class B	4	47	6	6	2	–	–
Reinvestment of distributions
Class A	–	2,544	5,586	51	586	44	1,143
Class B	–	2	3	–	–	–	–
Shares redeemed
Class A	(20,646)	(52,576)	(36,967)	(8,983)	(14,615)	(1,174)	(6,948)
Class B	(4)	(72)	(20)	(8)	(2)	–	–

Net increase/(decrease)
Class A	2,081	17,669	3,833	(1,649)	(5,186)	547	457

Class B	–	(23)	(11)	(2)	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$540,959	$403,142 (a)	$386,659	$244,656	$115,411	$25,095	$32,582
Proceeds from sales of securities	498,429	127,257 (a)	386,573	254,983	188,423	20,135	29,453

(a)	Amounts include $384,543 and $117,552 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund
Operations
Net investment income (loss)	$9,100	$4,691	$986	$3,379	$24,101	$9,433	$16,388
Net realized gain (loss)	12,355	(2,405)	(2,002)	(464)	16,587	21,667	36,393
Net change in unrealized appreciation (depreciation)	40,413	30,025	3,136	7,847	142,347	92,672	80,751

Net increase (decrease) in net assets from operations	61,868	32,311	2,120	10,762	183,035	123,772	133,532

Distributions to shareholders
From net investment income
Class A	(7,665)	(142)	(966)	(1,710)	(23,626)	(9,434)	(16,517)
Class B	–	–	(5)	(4)	(280)	(92)	(201)
From net realized gains
Class A	(14,811)	–	(427)	(2,140)	(12,597)	(26,133)	(28,961)
Class B	–	–	(2)	(5)	(133)	(205)	(306)

Total distributions to shareholders	(22,476)	(142)	(1,400)	(3,859)	(36,636)	(35,864)	(45,985)

Share transactions[1]
Proceeds from the sale of shares
Class A	130,690	385,279	20,031	56,414	783,595	433,867	469,208
Class B	–	44	18	77	9,327	3,409	6,471
Reinvestment of distributions
Class A	22,476	142	1,393	3,850	36,223	35,567	45,478
Class B	–	–	7	9	413	297	507
Cost of shares redeemed
Class A	(73,369)	(113,746)	(13,321)	(48,606)	(496,288)	(236,876)	(298,246)
Class B	–	(9)	(38)	(24)	(8,165)	(3,364)	(7,507)

Net increase (decrease) in net assets from share transactions	79,797	271,710	8,090	11,720	325,105	232,900	215,911

Net increase (decrease) net assets	119,189	303,879	8,810	18,623	471,504	320,808	303,458

Net assets beginning of year	423,503	98,653	21,454	81,872	1,133,042	664,704	771,922

Net assets end of year	$542,692	$402,532	$30,264	$100,495	$1,604,546	$985,512	$1,075,380

Undistributed (excess of distributions over) net investment income (loss)	$9,871	$4,446	$983	$3,523	$391	$3,667	$4,632

[1] Share transactions
Shares sold
Class A	13,030	38,472	1,975	4,526	67,428	30,502	37,109
Class B	–	4	2	6	801	244	515
Reinvestment of distributions
Class A	2,259	14	142	303	3,045	2,453	3,554
Class B	–	–	1	1	34	20	39
Shares redeemed
Class A	(7,332)	(11,631)	(1,318)	(3,863)	(42,950)	(16,767)	(23,564)
Class B	–	(1)	(4)	(2)	(693)	(236)	(585)

Net increase/(decrease)
Class A	7,957	26,855	799	966	27,523	16,188	17,099

Class B	–	3	(1)	5	142	28	(31)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$95,434	$539,094	$25,677	$121,654	$416,819	$277,414	$334,466
Proceeds from sales of securities	21,693	268,037	17,876	110,506	67,520	68,269	153,496

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Global Alpha Fund	JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund(a)	JNL/Neuberger Berman Strategic Income Fund(a)	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$41,695	$34,141	$(6,616)	$594	$45	$594	$8,166
Net realized gain (loss)	(10,252)	13,962	20,570	(158)	(241)	593	12,037
Net change in unrealized appreciation (depreciation)	209,550	12,406	(24,807)	1,265	291	1,460	94,635

Net increase (decrease) in net assets from operations	240,993	60,509	(10,853)	1,701	95	2,647	114,838

Distributions to shareholders
From net investment income
Class A	(43,274)	(39,686)	–	–	(64)	–	(5,970)
Class B	(605)	(104)	–	–	–	–	(9)
From net realized gains
Class A	–	(7,747)	(7,898)	–	–	–	–
Class B	–	(19)	(4)	–	–	–	–

Total distributions to shareholders	(43,879)	(47,556)	(7,902)	–	(64)	–	(5,979)

Share transactions[1]
Proceeds from the sale of shares
Class A	649,245	696,081	218,569	85,020	20,143	91,896	213,219
Class B	6,539	1,910	40	103	100	119	153
Reinvestment of distributions
Class A	43,274	47,433	7,898	–	64	–	5,970
Class B	605	123	4	–	–	–	9
Cost of shares redeemed
Class A	(296,586)	(479,160)	(234,651)	(8,714)	(3,234)	(13,620)	(238,551)
Class B	(6,839)	(1,885)	(63)	–	–	(4)	(85)

Net increase (decrease) in net assets from share transactions	396,238	264,502	(8,203)	76,409	17,073	78,391	(19,285)

Net increase (decrease) net assets	593,352	277,455	(26,958)	78,110	17,104	81,038	89,574

Net assets beginning of year	1,164,230	1,553,874	515,584	–	–	–	547,361

Net assets end of year	$1,757,582	$1,831,329	$488,626	$78,110	$17,104	$81,038	$636,935

Undistributed (excess of distributions over) net investment income (loss)	$944	$9,460	$6,830	$594	$–	$723	$8,190

[1] Share transactions
Shares sold
Class A	56,689	56,412	20,720	8,529	2,128	9,009	20,534
Class B	556	152	4	10	10	11	15
Reinvestment of distributions
Class A	3,553	3,891	763	–	7	–	539
Class B	48	10	–	–	–	–	1
Shares redeemed
Class A	(26,132)	(38,761)	(22,332)	(895)	(354)	(1,331)	(22,553)
Class B	(584)	(148)	(6)	–	–	–	(8)

Net increase/(decrease)
Class A	34,110	21,542	(849)	7,634	1,781	7,678	(1,480)

Class B	20	14	(2)	10	10	11	8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$404,759	$1,783,227 (b)	$57,938	$116,820	$18,717	$216,021 (c)	$207,877
Proceeds from sales of securities	22,078	1,522,876 (b)	67,423	39,929	2,771	125,292 (c)	225,317

(a)	Period from April 30, 2012 (commencement of operations).
(b)	Amounts include $1,634,752 and $1,437,005 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $143,223 and $107,391 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund
Operations
Net investment income (loss)	$30,362	$84,366	$21,831	$115,200	$1,630	$948	$1,991
Net realized gain (loss)	209,279	145,389	189	31,567	(5,680)	1,091	5,109
Net change in unrealized appreciation (depreciation)	7,909	118,232	16,970	105,442	24,482	14,045	9,522

Net increase (decrease) in net assets from operations	247,550	347,987	38,990	252,209	20,432	16,084	16,622

Distributions to shareholders
From net investment income
Class A	(54,730)	(106,607)	(15,175)	(113,519)	(625)	(969)	(1,618)
Class B	(18)	(472)	–	(551)	(1)	(79)	(6)
From net realized gains
Class A	(171,433)	(110,917)	–	–	(9,170)	(2,437)	–
Class B	(53)	(451)	–	–	(9)	(158)	–

Total distributions to shareholders	(226,234)	(218,447)	(15,175)	(114,070)	(9,805)	(3,643)	(1,624)

Share transactions[1]
Proceeds from the sale of shares
Class A	1,661,451	2,864,576	371,951	1,446,317	147,181	107,131	61,660
Class B	609	8,571	–	3,758	56	4,238	120
Reinvestment of distributions
Class A	226,163	217,524	15,175	113,519	9,795	3,406	1,618
Class B	71	923	–	551	10	237	6
Cost of shares redeemed
Class A	(1,540,307)	(1,266,122)	(197,284)	(763,929)	(131,686)	(91,668)	(62,287)
Class B	(229)	(3,378)	–	(2,661)	(66)	(4,664)	(60)

Net increase (decrease) in net assets from share transactions	347,758	1,822,094	189,842	797,555	25,290	18,680	1,057

Net increase (decrease) net assets	369,074	1,951,634	213,657	935,694	35,917	31,121	16,055

Net assets beginning of year	2,715,054	3,861,260	445,716	1,269,758	118,022	74,612	102,600

Net assets end of year	$3,084,128	$5,812,894	$659,373	$2,205,452	$153,939	$105,733	$118,655

Undistributed (excess of distributions over) net investment income (loss)	$12,586	$2,389	$21,739	$4,760	$1,629	$11	$1,985

[1] Share transactions
Shares sold
Class A	123,671	217,019	35,333	202,973	13,767	11,577	4,907
Class B	45	614	–	484	5	440	10
Reinvestment of distributions
Class A	17,370	16,694	1,437	15,745	957	350	124
Class B	5	66	–	68	1	24	–
Shares redeemed
Class A	(113,482)	(96,330)	(18,838)	(108,008)	(12,332)	(9,907)	(4,910)
Class B	(17)	(240)	–	(337)	(6)	(501)	(5)

Net increase/(decrease)
Class A	27,559	137,383	17,932	110,710	2,392	2,020	121

Class B	33	440	–	215	–	(37)	5

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$3,549,786 (a)	$25,741,294 (b)	$473,403	$1,910,300	$133,651	$102,875	$48,414
Proceeds from sales of securities	3,321,009 (a)	24,267,841 (b)	281,258	1,154,647	116,320	86,222	46,810

(a)	Amounts include $3,147,146 and $2,768,782 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $24,710,841 and $23,445,731 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Total Yield Fund	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund
Operations
Net investment income (loss)	$11,606	$8,388	$37,874	$12,522	$9,303	$11,409	$22,776
Net realized gain (loss)	(19,932)	91,539	87,304	59,762	43,643	68,059	41,762
Net change in unrealized appreciation (depreciation)	179,701	(1,167)	3,664	8,908	32,148	88,810	62,220

Net increase (decrease) in net assets from operations	171,375	98,760	128,842	81,192	85,094	168,278	126,758

Distributions to shareholders
From net investment income
Class A	–	(4,235)	(18,607)	(6,541)	(4,297)	(22,259)	(40,062)
Class B	–	(3)	(7)	(4)	(1)	–	–
From net realized gains
Class A	(7,950)	(10,418)	(52,490)	(15,790)	(4,917)	(47,013)	(23,338)
Class B	(5)	(7)	(18)	(9)	(1)	–	–

Total distributions to shareholders	(7,955)	(14,663)	(71,122)	(22,344)	(9,216)	(69,272)	(63,400)

Share transactions[1]
Proceeds from the sale of shares
Class A	113,886	448,045	640,731	315,618	223,569	413,113	812,378
Class B	62	449	155	395	84	–	–
Reinvestment of distributions
Class A	7,950	14,653	71,097	22,331	9,214	69,272	63,400
Class B	5	10	25	13	2	–	–
Cost of shares redeemed
Class A	(203,252)	(256,995)	(422,972)	(266,744)	(158,670)	(306,076)	(397,425)
Class B	(146)	(43)	(97)	(198)	(104)	–	–

Net increase (decrease) in net assets from share transactions	(81,495)	206,119	288,939	71,415	74,095	176,309	478,353

Net increase (decrease) net assets	81,925	290,216	346,659	130,263	149,973	275,315	541,711

Net assets beginning of year	602,741	534,508	920,892	568,880	368,822	1,009,149	1,298,317

Net assets end of year	$684,666	$824,724	$1,267,551	$699,143	$518,795	$1,284,464	$1,840,028

Undistributed (excess of distributions over) net investment income (loss)	$15,809	$8,382	$37,897	$12,515	$9,274	$16,790	$10,438

[1] Share transactions
Shares sold
Class A	13,630	36,626	55,280	29,396	22,783	34,398	70,376
Class B	8	36	13	36	9	–	–
Reinvestment of distributions
Class A	887	1,193	6,286	2,071	907	5,861	5,513
Class B	1	1	2	1	–	–	–
Shares redeemed
Class A	(24,282)	(20,912)	(36,313)	(24,977)	(16,227)	(25,647)	(34,471)
Class B	(18)	(4)	(8)	(19)	(11)	–	–

Net increase/(decrease)
Class A	(9,765)	16,907	25,253	6,490	7,463	14,612	41,418

Class B	(9)	33	7	18	(2)	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$201,532	$609,768	$886,062	$555,034	$410,532	$263,873	$744,418
Proceeds from sales of securities	285,840	412,050	628,508	492,420	337,265	117,784	282,674

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short- Term Bond Fund
Operations
Net investment income (loss)	$33,655	$48,882	$30,076	$8,470	$2,725	$(1,988)	$16,288
Net realized gain (loss)	109,217	179,105	111,285	17,316	57,460	75,328	2,425
Net change in unrealized appreciation (depreciation)	114,311	295,187	260,496	113,355	298,200	128,589	14,345

Net increase (decrease) in net assets from operations	257,183	523,174	401,857	139,141	358,385	201,929	33,058

Distributions to shareholders
From net investment income
Class A	(48,485)	(65,560)	(36,973)	(9,238)	–	(3,323)	(18,051)
Class B	–	–	–	–	–	(155)	(2)
From net realized gains
Class A	(83,101)	(150,060)	(94,731)	–	–	(74,329)	–
Class B	–	–	–	–	–	(1,757)	–

Total distributions to shareholders	(131,586)	(215,620)	(131,704)	(9,238)	–	(79,564)	(18,053)

Share transactions[1]
Proceeds from the sale of shares
Class A	985,852	1,426,145	913,360	365,161	1,017,581	517,941	1,338,412
Class B	–	–	–	–	5,371	7,217	162
Reinvestment of distributions
Class A	131,586	215,620	131,704	9,238	–	77,652	18,051
Class B	–	–	–	–	–	1,912	2
Cost of shares redeemed
Class A	(459,287)	(668,625)	(534,014)	(255,832)	(674,431)	(421,800)	(573,259)
Class B	–	–	–	–	(5,727)	(9,142)	(247)

Net increase (decrease) in net assets from share transactions	658,151	973,140	511,050	118,567	342,794	173,780	783,121

Net increase (decrease) net assets	783,748	1,280,694	781,203	248,470	701,179	296,145	798,126

Net assets beginning of year	2,129,486	3,519,718	2,482,133	843,436	1,838,605	1,475,445	1,220,966

Net assets end of year	$2,913,234	$4,800,412	$3,263,336	$1,091,906	$2,539,784	$1,771,590	$2,019,092

Undistributed (excess of distributions over) net investment income (loss)	$14,604	$27,205	$34,677	$9,489	$2,650	$(7,519)	$21,243

[1] Share transactions
Shares sold
Class A	82,844	117,254	78,168	29,012	42,133	17,633	132,655
Class B	–	–	–	–	228	244	16
Reinvestment of distributions
Class A	11,142	17,703	11,199	704	–	2,659	1,794
Class B	–	–	–	–	–	64	–
Shares redeemed
Class A	(38,444)	(54,871)	(45,704)	(20,378)	(27,885)	(14,437)	(56,938)
Class B	–	–	–	–	(236)	(305)	(24)

Net increase/(decrease)
Class A	55,542	80,086	43,663	9,338	14,248	5,855	77,511

Class B	–	–	–	–	(8)	3	(8)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,365,110	$2,295,900	$1,191,618	$370,035	$1,006,629	$607,212	$1,290,645 (a)
Proceeds from sales of securities	775,841	1,439,774	744,877	239,504	649,019	522,631	619,092 (a)

(a)	Amounts include $471,087 and $315,893 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2012

	JNL/T. Rowe Price Value Fund	JNL/UBS Large Cap Select Growth Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$26,533	$210	$38,457	$–	$27,586
Net realized gain (loss)	84,477	70,948	48,023	6	91,370
Net change in unrealized appreciation (depreciation)	155,504	(24,830)	109,877	–	91,419

Net increase (decrease) in net assets from operations	266,514	46,328	196,357	6	210,375

Distributions to shareholders
From net investment income
Class A	(18,611)	(711)	(28,387)	(10)	(27,075)
Class B	(13)	(1)	(15)	–	(462)
From net realized gains
Class A	–	(39,382)	(17,339)	(4)	(40,599)
Class B	–	(22)	(9)	–	(621)

Total distributions to shareholders	(18,624)	(40,116)	(45,750)	(14)	(68,757)

Share transactions[1]
Proceeds from the sale of shares
Class A	625,160	97,802	788,484	1,649,494	459,648
Class B	331	64	181	7,699	2,841
Reinvestment of distributions
Class A	18,611	40,093	45,726	14	67,674
Class B	13	23	24	–	1,083
Cost of shares redeemed
Class A	(631,318)	(122,582)	(379,371)	(1,460,317)	(624,618)
Class B	(204)	(75)	(345)	(8,321)	(3,236)

Net increase (decrease) in net assets from share transactions	12,593	15,325	454,699	188,569	(96,608)

Net increase (decrease) net assets	260,483	21,537	605,306	188,561	45,010

Net assets beginning of year	1,306,144	450,402	1,793,921	1,063,248	1,237,183

Net assets end of year	$1,566,627	$471,939	$2,399,227	$1,251,809	$1,282,193

Undistributed (excess of distributions over) net investment income (loss)	$25,519	$193	$42,946	$(37)	$19,971

[1] Share transactions
Shares sold
Class A	53,830	4,270	44,176	1,649,494	24,876
Class B	28	2	10	7,699	154
Reinvestment of distributions
Class A	1,541	1,894	2,538	13	3,620
Class B	1	1	1	–	57
Shares redeemed
Class A	(53,172)	(5,398)	(21,212)	(1,460,316)	(32,900)
Class B	(17)	(3)	(19)	(8,321)	(171)

Net increase/(decrease)
Class A	2,199	766	25,502	189,191	(4,404)

Class B	12	–	(8)	(622)	40

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$925,393	$660,963	$5,452,249 (a)	$485,118 (b)	$413,927
Proceeds from sales of securities	915,400	676,032	4,967,048 (a)	399,789 (b)	573,517

(a)	Amounts include $4,689,464 and $4,506,128 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $327,425 and $231,740 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth- Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$5,803	$8,229	$1,263	$5,711	$3,390	$3,987	$15,490
Net realized gain (loss)	894	3,640	1,553	688	547	1,566	32,914
Net change in unrealized appreciation (depreciation)	(12,512)	(6,491)	(29,784)	(18,135)	(35,582)	(41,058)	(75,216)

Net increase (decrease) in net assets from operations	(5,815)	5,378	(26,968)	(11,736)	(31,645)	(35,505)	(26,812)

Distributions to shareholders
From net investment income
Class A	(1,893)	(2,371)	(419)	(1,730)	(1,241)	(1,267)	(7,820)
Class B	–	(1)	–	–	–	–	–
From net realized gains
Class A	(1)	(150)	(68)	–	(125)	–	(735)
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(1,894)	(2,522)	(487)	(1,730)	(1,366)	(1,267)	(8,555)

Share transactions[1]
Proceeds from the sale of shares
Class A	334,989	339,373	120,844	378,129	181,243	240,009	444,305
Class B	60	198	56	84	69	98	–
Reinvestment of distributions
Class A	1,894	2,521	487	1,730	1,366	1,267	8,555
Class B	–	1	–	–	–	–	–
Cost of shares redeemed
Class A	(74,592)	(110,447)	(44,649)	(80,625)	(39,315)	(62,916)	(122,180)
Class B	(15)	(103)	(22)	(14)	(23)	(29)	–

Net increase (decrease) in net assets from share transactions	262,336	231,543	76,716	299,304	143,340	178,429	330,680

Net increase (decrease) net assets	254,627	234,399	49,261	285,838	110,329	141,657	295,313

Net assets beginning of year	149,005	105,341	80,947	174,517	102,786	133,483	615,034

Net assets end of year	$403,632	$339,740	$130,208	$460,355	$213,115	$275,140	$910,347

Undistributed (excess of distributions over) net investment income	$5,803	$8,321	$1,263	$5,711	$3,390	$3,988	$19,111

[1] Share transactions
Shares sold
Class A	32,332	31,215	11,494	36,232	17,315	22,438	30,905
Class B	5	17	5	8	6	9	–
Reinvestment of distributions
Class A	185	233	53	168	144	128	612
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(7,319)	(10,127)	(4,268)	(7,843)	(3,852)	(5,921)	(8,595)
Class B	(1)	(9)	(2)	(1)	(2)	(3)	–

Net increase/(decrease)
Class A	25,198	21,321	7,279	28,557	13,607	16,645	22,922

Class B	4	8	3	7	4	6	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$277,554	$277,099	$87,524	$313,209	$150,335	$194,015	$526,679
Proceeds from sales of securities	12,112	40,871	11,557	10,819	5,471	13,986	180,257

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Disciplined Growth Fund	JNL/AQR Managed Futures Strategy Fund(a)
Operations
Net investment income (loss)	$25,597	$37,427	$19,934	$6,749	$6,331	$2,015	$(1,934)
Net realized gain (loss)	57,268	71,573	51,773	36,239	45,690	17,183	(27,447)
Net change in unrealized appreciation (depreciation)	(143,070)	(195,671)	(143,363)	(41,636)	(59,094)	(26,110)	6,427

Net increase (decrease) in net assets from operations	(60,205)	(86,671)	(71,656)	1,352	(7,073)	(6,912)	(22,954)

Distributions to shareholders
From net investment income
Class A	(10,505)	(12,805)	(7,043)	(5,555)	(5,073)	(1,790)	–
Class B	–	–	–	–	–	–	–
From net realized gains
Class A	(1,464)	(2,217)	(2,702)	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(11,969)	(15,022)	(9,745)	(5,555)	(5,073)	(1,790)	–

Share transactions[1]
Proceeds from the sale of shares
Class A	773,938	1,124,009	580,286	204,537	236,076	103,102	514,320
Class B	–	–	–	–	–	–	100
Reinvestment of distributions
Class A	11,969	15,022	9,745	5,555	5,073	1,790	–
Class B	–	–	–	–	–	–	–
Cost of shares redeemed
Class A	(209,419)	(298,180)	(250,195)	(89,599)	(95,737)	(51,934)	(31,620)
Class B	–	–	–	–	–	–	–

Net increase (decrease) in net assets from share transactions	576,488	840,851	339,836	120,493	145,412	52,958	482,800

Net increase (decrease) net assets	504,314	739,158	258,435	116,290	133,266	44,256	459,846

Net assets beginning of year	885,456	1,077,623	728,410	346,433	376,092	137,476	–

Net assets end of year	$1,389,770	$1,816,781	$986,845	$462,723	$509,358	$181,732	$459,846

Undistributed (excess of distributions over) net investment income	$30,700	$44,023	$22,938	$9,954	$9,838	$3,201	$(2,424)

[1] Share transactions
Shares sold
Class A	51,333	72,891	35,327	20,518	25,610	11,961	51,849
Class B	–	–	–	–	–	–	10
Reinvestment of distributions
Class A	824	1,014	640	565	565	217	–
Class B	–	–	–	–	–	–	–
Shares redeemed
Class A	(14,114)	(19,442)	(15,720)	(9,061)	(10,457)	(6,082)	(3,261)
Class B	–	–	–	–	–	–	–

Net increase/(decrease)
Class A	38,043	54,463	20,247	12,022	15,718	6,096	48,588

Class B	–	–	–	–	–	–	10

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$945,489	$1,294,601	$746,676	$657,677	$620,559	$235,549	$–
Proceeds from sales of securities	342,803	415,195	388,608	526,676	462,666	178,336	–

(a)	Period from August 29, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/BlackRock Commodity Securities Fund	JNL/BlackRock Global Allocation Fund(a)	JNL/Brookfield Global Infrastructure Fund(d)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/Capital Guardian U.S. Growth Equity Fund	JNL/Eagle Core Equity Fund
Operations
Net investment income (loss)	$(2,355)	$238	$126	$5,928	$3,991	$708	$1,931
Net realized gain (loss)	50,934	(7,054)	(39)	14,736	36,995	142,643	6,300
Net change in unrealized appreciation (depreciation)	(148,040)	(3,527)	4,321	(39,632)	(50,060)	(117,443)	(10,925)

Net increase (decrease) in net assets from operations	(99,461)	(10,343)	4,408	(18,968)	(9,074)	25,908	(2,694)

Distributions to shareholders
From net investment income
Class A	(6,176)	(2,078)	–	(4,046)	(2,938)	(1,469)	(1,253)
Class B	(6)	–	–	(5)	(4)	(2)	(1)
From net realized gains
Class A	–	(5)	–	–	–	–	–
Class B	–	–	–	–	–	–	–

Total distributions to shareholders	(6,182)	(2,083)	–	(4,051)	(2,942)	(1,471)	(1,254)

Share transactions[1]
Proceeds from the sale of shares
Class A	705,986	450,990	124,108	117,499	98,489	203,491	150,265
Class B	564	103	100	130	80	89	78
Reinvestment of distributions
Class A	6,176	2,083	–	4,046	2,938	1,469	1,253
Class B	6	–	–	5	4	2	1
Cost of shares redeemed
Class A	(554,516)	(106,877)	(1,230)	(86,066)	(227,003)	(673,988)	(108,660)
Class B	(340)	(39)	–	(91)	(70)	(67)	(20)

Net increase (decrease) in net assets from share transactions	157,876	346,260	122,978	35,523	(125,562)	(469,004)	42,917

Net increase (decrease) net assets	52,233	333,834	127,386	12,504	(137,578)	(444,567)	38,969

Net assets beginning of year	1,000,932	179,580	–	359,014	437,208	894,969	203,528

Net assets end of year	$1,053,165	$513,414	$127,386	$371,518	$299,630	$450,402	$242,497

Undistributed (excess of distributions over) net investment income	$(489)	$(178)	$87	$7,286	$3,951	$695	$1,914

[1] Share transactions
Shares sold
Class A	63,369	44,662	12,405	12,404	4,219	9,417	20,139
Class B	50	11	10	13	4	4	11
Reinvestment of distributions
Class A	585	206	–	443	132	68	171
Class B	1	–	–	1	–	–	–
Shares redeemed
Class A	(51,027)	(10,408)	(121)	(9,129)	(9,534)	(30,545)	(14,549)
Class B	(31)	(4)	–	(9)	(3)	(3)	(3)

Net increase/(decrease)
Class A	12,927	34,460	12,284	3,718	(5,183)	(21,060)	5,761

Class B	20	7	10	5	1	1	8

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$578,887	$396,706 (b)	$117,676	$237,560 (c)	$132,598	$217,712	$128,017
Proceeds from sales of securities	332,600	97,359 (b)	–	197,654 (c)	252,316	653,614	93,774

(a)	Consolidated Statement of Changes in Net Assets.
(b)

Amounts include $25,748 and $5,573 of purchases and sales, respectively, of U.S. Government Securities. Amounts exclude the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.

(c)	Amounts include $55,402 and $48,061 of purchases and sales, respectively, of U.S. Government Securities.
(d)	Period from December 12, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$(3,839)	$25,309	$9,180	$289	$69,305	$3,110	$12,094
Net realized gain (loss)	77,430	(16,130)	24,096	207	22,494	10,738	(5,653)
Net change in unrealized appreciation (depreciation)	(99,744)	(25,614)	(67,353)	1,049	(67,153)	(48,568)	(11,964)

Net increase (decrease) in net assets from operations	(26,153)	(16,435)	(34,077)	1,545	24,646	(34,720)	(5,523)

Distributions to shareholders
From net investment income
Class A	–	(15,769)	(4,671)	–	(49,297)	(3,319)	(16,460)
Class B	–	–	(3)	–	(22)	(3)	(9)
From net realized gains
Class A	(45,939)	–	–	–	–	–	–
Class B	(35)	–	–	–	–	–	–

Total distributions to shareholders	(45,974)	(15,769)	(4,674)	–	(49,319)	(3,322)	(16,469)

Share transactions[1]
Proceeds from the sale of shares
Class A	606,344	276,674	204,317	238,537	515,287	118,033	245,521
Class B	584	–	111	100	380	55	133
Reinvestment of distributions
Class A	45,939	15,769	4,671	–	49,297	3,319	16,460
Class B	35	–	3	–	22	3	9
Cost of shares redeemed
Class A	(349,249)	(233,111)	(130,990)	(490)	(347,032)	(77,317)	(144,428)
Class B	(444)	–	(79)	–	(221)	(47)	(111)

Net increase (decrease) in net assets from share transactions	303,209	59,332	78,033	238,147	217,733	44,046	117,584

Net increase (decrease) net assets	231,082	27,128	39,282	239,692	193,060	6,004	95,592

Net assets beginning of year	589,930	1,037,981	475,741	–	1,062,140	214,005	595,065

Net assets end of year	$821,012	$1,065,109	$515,023	$239,692	$1,255,200	$220,009	$690,657

Undistributed (excess of distributions over) net investment income	$164	$25,286	$8,954	$466	$68,942	$3,218	$6,051

[1] Share transactions
Shares sold
Class A	27,286	30,899	25,361	23,852	49,893	15,123	28,821
Class B	25	–	14	10	38	7	16
Reinvestment of distributions
Class A	2,299	1,840	611	–	5,010	477	2,020
Class B	2	–	–	–	2	–	1
Shares redeemed
Class A	(15,826)	(26,201)	(16,318)	(49)	(33,766)	(9,892)	(17,021)
Class B	(20)	–	(10)	–	(22)	(6)	(13)

Net increase/(decrease)
Class A	13,759	6,538	9,654	23,803	21,137	5,708	13,820

Class B	7	–	4	10	18	1	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$548,896	$154,527	$176,500	$213,259	$440,573	$86,987	$321,766
Proceeds from sales of securities	296,420	85,648	89,188	6,018	231,425	44,281	220,419

(a)	Period from December 12, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund
Operations
Net investment income (loss)	$2,016	$20,706	$25,421	$4,731	$477	$13,367	$11,477
Net realized gain (loss)	7,995	39,748	(7,734)	20,752	(1,682)	41,913	9,638
Net change in unrealized appreciation (depreciation)	(27,592)	(504)	(57,834)	(83,315)	(10,761)	(109,115)	(68,728)

Net increase (decrease) in net assets from operations	(17,581)	59,950	(40,147)	(57,832)	(11,966)	(53,835)	(47,613)

Distributions to shareholders
From net investment income
Class A	(1,115)	(21,241)	(40,515)	(4,452)	(126)	(20,328)	(4,541)
Class B	(2)	(5)	(15)	(70)	–	(19)	(4)
From net realized gains
Class A	–	(38,194)	(19,817)	(20,784)	–	–	–
Class B	–	(9)	(7)	(251)	–	–	–

Total distributions to shareholders	(1,117)	(59,449)	(60,354)	(25,557)	(126)	(20,347)	(4,545)

Share transactions[1]
Proceeds from the sale of shares
Class A	303,394	609,828	473,686	486,506	32,209	412,872	279,586
Class B	104	90	160	4,734	37	334	152
Reinvestment of distributions
Class A	1,115	59,435	60,332	25,236	126	20,328	4,541
Class B	2	14	22	321	–	19	4
Cost of shares redeemed
Class A	(166,351)	(731,032)	(413,560)	(200,532)	(37,264)	(297,385)	(183,995)
Class B	(101)	(94)	(311)	(4,825)	(16)	(211)	(162)

Net increase (decrease) in net assets from share transactions	138,163	(61,759)	120,329	311,440	(4,908)	135,957	100,126

Net increase (decrease) net assets	119,465	(61,258)	19,828	228,051	(17,000)	61,775	47,968

Net assets beginning of year	294,600	1,056,659	763,334	506,091	115,404	661,788	588,493

Net assets end of year	$414,065	$995,401	$783,162	$734,142	$98,404	$723,563	$636,461

Undistributed (excess of distributions over) net investment income	$2,011	$20,239	$(2,925)	$(10)	$455	$7,026	$11,372

[1] Share transactions
Shares sold
Class A	27,830	48,789	34,133	45,818	4,114	48,677	27,187
Class B	11	7	11	452	4	39	15
Reinvestment of distributions
Class A	104	4,892	4,877	2,656	17	2,603	466
Class B	–	1	2	34	–	2	–
Shares redeemed
Class A	(15,942)	(59,268)	(29,855)	(19,466)	(4,767)	(35,830)	(18,025)
Class B	(10)	(7)	(22)	(463)	(2)	(25)	(15)

Net increase/(decrease)
Class A	11,992	(5,587)	9,155	29,008	(636)	15,450	9,628

Class B	1	1	(9)	23	2	16	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$194,534	$12,320,503 (a)	$1,459,989	$776,026	$215,280	$546,763	$238,327
Proceeds from sales of securities	59,219	12,428,723 (a)	1,258,432	495,424	218,099	421,114	144,598

(a)	Amounts include $11,766,061 and $11,810,844 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan Mid Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Operations
Net investment income (loss)	$(2,935)	$(1,012)	$4,892	$17,972	$(576)	$34,968	$30,363
Net realized gain (loss)	51,780	11,859	(17,693)	4,443	17,469	46	55,495
Net change in unrealized appreciation (depreciation)	(116,037)	(22,906)	(135,447)	(113,119)	(51,051)	65,129	(350,293)

Net increase (decrease) in net assets from operations	(67,192)	(12,059)	(148,248)	(90,704)	(34,158)	100,143	(264,435)

Distributions to shareholders
From net investment income
Class A	(1,513)	–	(2,094)	(18,354)	–	(30,261)	(14,086)
Class B	(2)	–	(1)	(16)	–	(35)	(10)
From net realized gains
Class A	–	(514)	–	–	–	–	–
Class B	–	(1)	–	–	–	–	–

Total distributions to shareholders	(1,515)	(515)	(2,095)	(18,370)	–	(30,296)	(14,096)

Share transactions[1]
Proceeds from the sale of shares
Class A	524,291	184,120	1,105,461	283,624	421,094	889,042	634,694
Class B	253	147	408	198	109	2,019	289
Reinvestment of distributions
Class A	1,513	514	2,094	18,354	–	30,261	14,086
Class B	2	1	1	16	–	35	10
Cost of shares redeemed
Class A	(413,856)	(143,687)	(328,829)	(214,275)	(180,324)	(513,476)	(587,004)
Class B	(228)	(148)	(254)	(215)	(97)	(1,286)	(420)

Net increase (decrease) in net assets from share transactions	111,975	40,947	778,881	87,702	240,782	406,595	61,655

Net increase (decrease) net assets	43,268	28,373	628,538	(21,372)	206,624	476,442	(216,876)

Net assets beginning of year	911,713	150,413	975,845	607,945	232,571	918,857	1,388,029

Net assets end of year	$954,981	$178,786	$1,604,383	$586,573	$439,195	$1,395,299	$1,171,153

Undistributed (excess of distributions over) net investment income	$(23)	$(3)	$(1,182)	$19,308	$(7)	$36,017	$27,281

[1] Share transactions
Shares sold
Class A	41,350	13,588	95,502	38,458	20,994	65,053	55,433
Class B	20	11	37	27	6	141	25
Reinvestment of distributions
Class A	127	40	189	2,832	–	2,186	1,374
Class B	–	–	–	2	–	2	1
Shares redeemed
Class A	(32,463)	(11,170)	(29,203)	(29,711)	(9,294)	(37,892)	(52,479)
Class B	(18)	(11)	(23)	(28)	(5)	(91)	(37)

Net increase/(decrease)
Class A	9,014	2,458	66,488	11,579	11,700	29,347	4,328

Class B	2	–	14	1	1	52	(11)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$1,171,265	$144,389	$1,532,675	$520,959	$497,017	$470,409 (a)	$436,164
Proceeds from sales of securities	1,082,735	105,053	800,263	427,106	259,212	120,395 (a)	329,960

(a)	Amounts include $325,343 and $98,397 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Lazard Mid Cap Equity Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund	JNL/Mellon Capital Management 10 x 10 Fund	JNL/Mellon Capital Management Index 5 Fund	JNL/Mellon Capital Management European 30 Fund	JNL/Mellon Capital Management Pacific Rim 30 Fund
Operations
Net investment income (loss)	$650	$2,349	$268	$7,015	$7,353	$1,008	$1,726
Net realized gain (loss)	16,498	5,820	659	(4,383)	15,435	435	1,629
Net change in unrealized appreciation (depreciation)	(30,141)	(46,560)	(5,902)	(8,945)	(33,984)	(3,826)	(4,247)

Net increase (decrease) in net assets from operations	(12,993)	(38,391)	(4,975)	(6,313)	(11,196)	(2,383)	(892)

Distributions to shareholders
From net investment income
Class A	(1,474)	(529)	(260)	(4,082)	(4,123)	(459)	(917)
Class B	(1)	–	(1)	–	–	(3)	(2)
From net realized gains
Class A	–	(520)	(2,310)	–	(833)	(1,118)	(2,172)
Class B	–	–	(9)	–	–	(7)	(6)

Total distributions to shareholders	(1,475)	(1,049)	(2,580)	(4,082)	(4,956)	(1,587)	(3,097)

Share transactions[1]
Proceeds from the sale of shares
Class A	128,230	202,106	23,406	90,285	187,986	28,719	73,308
Class B	80	35	11	–	–	16	49
Reinvestment of distributions
Class A	1,474	1,049	2,570	4,082	4,956	1,577	3,089
Class B	1	–	10	–	–	10	8
Cost of shares redeemed
Class A	(105,831)	(83,505)	(11,861)	(65,129)	(85,768)	(23,254)	(29,659)
Class B	(58)	(29)	(9)	–	–	(3)	(69)

Net increase (decrease) in net assets from share transactions	23,896	119,656	14,127	29,238	107,174	7,065	46,726

Net increase (decrease) net assets	9,428	80,216	6,572	18,843	91,022	3,095	42,737

Net assets beginning of year	214,229	195,514	29,938	257,545	332,481	18,359	39,135

Net assets end of year	$223,657	$275,730	$36,510	$276,388	$423,503	$21,454	$81,872

Undistributed (excess of distributions over) net investment income	$621	$1,308	$39	$7,113	$7,659	$971	$1,711

[1] Share transactions
Shares sold
Class A	11,289	13,600	1,887	11,008	19,366	2,386	5,939
Class B	8	2	1	–	–	1	3
Reinvestment of distributions
Class A	135	76	256	514	529	160	260
Class B	–	–	1	–	–	1	1
Shares redeemed
Class A	(9,328)	(5,756)	(992)	(7,999)	(8,975)	(1,968)	(2,385)
Class B	(5)	(2)	(1)	–	–	–	(5)

Net increase/(decrease)
Class A	2,096	7,920	1,151	3,523	10,920	578	3,814

Class B	3	–	1	–	–	2	(1)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$203,231	$203,653	$47,649	$59,614	$153,773	$29,756	$106,140
Proceeds from sales of securities	181,456	83,352	37,163	24,748	35,952	23,314	60,847

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 MidCap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund	JNL/Mellon Capital Management Bond Index Fund	JNL/Mellon Capital Management Emerging Markets Index Fund(b)	JNL/Mellon Capital Management Global Alpha Fund
Operations
Net investment income (loss)	$20,030	$4,937	$6,276	$35,191	$38,482	$315	$(5,940)
Net realized gain (loss)	9,827	29,672	34, 363	(3,871)	19,811	(2,091)	4,861
Net change in unrealized appreciation (depreciation)	(29,119)	(59,895)	(76,403)	(196,072)	47,423	(7,125)	13,152

Net increase (decrease) in net assets from operations	738	(25,286)	(35,764)	(164,752)	105,716	(8,901)	12,073

Distributions to shareholders
From net investment income
Class A	(19,614)	(4,349)	(6,159)	(33,715)	(41,715)	–	(3,937)
Class B	(275)	(55)	(104)	(611)	(121)	–	(2)
From net realized gains
Class A	(7,836)	(31,019)	(25,317)	–	(14,070)	–	(5,631)
Class B	(97)	(301)	(350)	–	(38)	–	(3)

Total distributions to shareholders	(27,822)	(35,724)	(31,930)	(34,326)	(55,944)	–	(9,573)

Share transactions[1]
Proceeds from the sale of shares
Class A	718,719	383,078	385,920	643,133	920,205	126,688	508,350
Class B	8,326	3,486	15,131	10,021	1,987	100	76
Reinvestment of distributions
Class A	27,450	35,368	31,476	33,715	55,785	–	9,568
Class B	372	356	454	611	159	–	5
Cost of shares redeemed
Class A	(928,595)	(364,552)	(298,912)	(403,507)	(804,843)	(19,234)	(205,996)
Class B	(7,446)	(2,832)	(9,272)	(8,952)	(755)	–	(33)

Net increase (decrease) in net assets from share transactions	(181,174)	54,904	124,797	275,021	172,538	107,554	311,970

Net increase (decrease) net assets	(208,258)	(6,106)	57,103	75,943	222,310	98,653	314,470

Net assets beginning of year	1,341,300	670,810	714,819	1,088,287	1,331,564	–	201,114

Net assets end of year	$1,133,042	$664,704	$771,922	$1,164,230	$1,553,874	$98,653	$515,584

Undistributed (excess of distributions over) net investment income	$489	$3,760	$4,962	$3,655	$9,621	$135	$(7,790)

[1] Share transactions
Shares sold
Class A	66,663	26,941	31,074	52,828	76,357	12,961	48,213
Class B	769	247	1,188	791	159	10	7
Reinvestment of distributions
Class A	2,634	2,892	2,744	3,239	4,614	–	916
Class B	35	29	39	57	13	–	–
Shares redeemed
Class A	(88,046)	(26,369)	(24,203)	(33,778)	(66,292)	(2,102)	(19,588)
Class B	(683)	(201)	(723)	(712)	(61)	–	(3)

Net increase/(decrease)
Class A	(18,749)	3,464	9,615	22,289	14,679	10,859	29,541

Class B	121	75	504	136	111	10	4

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$206,863	$187,510	$213,236	$345,015	$1,854,081 (a)	$141,544	$–
Proceeds from sales of securities	417,441	169,136	112,321	62,537	1,684,717 (a)	35,161	–

(a)	Amounts include $1,656,730 and $1,518,995 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Period from August 29, 2011 (commencement of operations).

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/Oppenheimer Global Growth Fund	JNL/PAM Asia ex-Japan Fund	JNL/PAM China-India Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund
Operations
Net investment income (loss)	$6,628	$1,147	$2,632	$35,827	$82,140	$14,649	$83,132
Net realized gain (loss)	(4,813)	5,135	(4,039)	180,179	32,635	(2,354)	22,310
Net change in unrealized appreciation (depreciation)	(58,811)	(36,830)	(107,345)	17,127	42,661	(10,854)	(53,901)

Net increase (decrease) in net assets from operations	(56,996)	(30,548)	(108,752)	233,133	157,436	1,441	51,541

Distributions to shareholders
From net investment income
Class A	(3,402)	(544)	(1,166)	(20,992)	(109,499)	–	(82,268)
Class B	(5)	(1)	(1)	(4)	(513)	–	(537)
From net realized gains
Class A	–	(8,483)	(18,928)	(105,696)	(4,645)	–	–
Class B	–	(13)	(16)	(19)	(20)	–	–

Total distributions to shareholders	(3,407)	(9,041)	(20,111)	(126,711)	(114,677)	–	(82,805)

Share transactions[1]
Proceeds from the sale of shares
Class A	351,274	76,341	190,078	1,668,784	2,121,770	588,740	1,152,100
Class B	181	112	166	670	5,752	–	4,560
Reinvestment of distributions
Class A	3,402	9,027	20,094	126,688	114,144	–	82,268
Class B	5	14	17	23	533	–	537
Cost of shares redeemed
Class A	(149,236)	(87,928)	(173,841)	(982,160)	(1,683,320)	(144,465)	(842,336)
Class B	(114)	(110)	(168)	(459)	(4,527)	–	(3,807)

Net increase (decrease) in net assets from share transactions	205,512	(2,544)	36,346	813,546	554,352	444,275	393,322

Net increase (decrease) net assets	145,109	(42,133)	(92,517)	919,968	597,111	445,716	362,058

Net assets beginning of year	402,252	150,833	385,334	1,795,086	3,264,149	–	907,700

Net assets end of year	$547,361	$108,700	$292,817	$2,715,054	$3,861,260	$445,716	$1,269,758

Undistributed (excess of distributions over) net investment income	$5,802	$882	$2,534	$45,491	$5,784	$15,174	$3,784

[1] Share transactions
Shares sold
Class A	33,062	8,487	23,675	130,345	166,999	58,801	168,487
Class B	18	13	20	50	428	–	604
Reinvestment of distributions
Class A	349	1,217	3,120	9,898	9,117	–	12,814
Class B	–	2	3	2	40	–	75
Shares redeemed
Class A	(14,488)	(9,828)	(21,354)	(77,399)	(133,245)	(14,532)	(122,643)
Class B	(11)	(13)	(20)	(34)	(338)	–	(504)

Net increase/(decrease)
Class A	18,923	(124)	5,441	62,844	42,871	44,269	58,658

Class B	7	2	3	18	130	–	175

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$303,360	$92,949	$94,189	$14,513,318 (a)	$17,094,933 (b)	$595,349	$859,412
Proceeds from sales of securities	98,279	104,879	66,447	13,708,508 (a)	17,002,779 (b)	213,694	505,707

(a)	Amounts include $13,768,369 and $13,205,126 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $15,933,093 and $16,257,276 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$625	$220	$1,623	$13,522	$16,618	$23,957	$39,169
Net realized gain (loss)	6,338	4,664	15,849	23,770	36,324	61,145	95,131
Net change in unrealized appreciation (depreciation)	(23,418)	(14,098)	(25,337)	(195,752)	(19,766)	(75,603)	(190,084)

Net increase (decrease) in net assets from operations	(16,455)	(9,214)	(7,865)	(158,460)	33,176	9,499	(55,784)

Distributions to shareholders
From net investment income
Class A	(144)	(141)	(1,298)	(67,993)	(26,710)	(38,157)	(54,049)
Class B	–	(24)	(4)	(42)	–	–	–
From net realized gains
Class A	(1,251)	(5,773)	–	(15,680)	(17,017)	(18,473)	(60,679)
Class B	(2)	(546)	–	(10)	–	–	–

Total distributions to shareholders	(1,397)	(6,484)	(1,302)	(83,725)	(43,727)	(56,630)	(114,728)

Share transactions[1]
Proceeds from the sale of shares
Class A	157,028	84,329	68,782	561,387	633,567	841,833	1,346,101
Class B	97	3,995	593	568	–	–	–
Reinvestment of distributions
Class A	1,395	5,914	1,298	83,673	43,727	56,630	114,728
Class B	2	570	4	52	–	–	–
Cost of shares redeemed
Class A	(109,020)	(68,333)	(72,196)	(443,763)	(347,994)	(386,944)	(631,790)
Class B	(47)	(3,697)	(672)	(276)	–	–	–

Net increase (decrease) in net assets from share transactions	49,455	22,778	(2,191)	201,641	329,300	511,519	829,039

Net increase (decrease) net assets	31,603	7,080	(11,358)	(40,544)	318,749	464,388	658,527

Net assets beginning of year	86,419	67,532	113,958	643,285	979,568	1,665,098	2,861,191

Net assets end of year	$118,022	$74,612	$102,600	$602,741	$1,298,317	$2,129,486	$3,519,718

Undistributed (excess of distributions over) net investment income	$625	$111	$1,618	$(12,104)	$10,195	$13,691	$25,936

[1] Share transactions
Shares sold
Class A	14,341	8,311	5,629	54,349	56,387	72,794	112,793
Class B	9	410	45	52	–	–	–
Reinvestment of distributions
Class A	139	754	119	11,097	3,993	5,065	10,171
Class B	–	72	–	7	–	–	–
Shares redeemed
Class A	(10,496)	(6,983)	(6,093)	(46,239)	(30,968)	(33,599)	(53,285)
Class B	(5)	(364)	(53)	(27)	–	–	–

Net increase/(decrease)
Class A	3,984	2,082	(345)	19,207	29,412	44,260	69,679

Class B	4	118	(8)	32	–	–	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$136,169	$74,945	$58,417	$607,093	$711,960	$1,047,877	$1,543,765
Proceeds from sales of securities	87,367	58,643	60,118	461,894	396,064	548,976	761,900

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

		JNL/S&P	JNL/S&P	JNL/S&P
	JNL/S&P	Managed	Competitive	Dividend	JNL/S&P
	Managed	Aggressive	Advantage	Income &	Intrinsic Value	JNL/S&P Total	JNL/S&P 4
	Growth Fund	Growth Fund	Fund	Growth Fund	Fund	Yield Fund	Fund
Operations
Net investment income (loss)	$23,538	$7,108	$4,237	$18,748	$6,543	$4,618	$8,964
Net realized gain (loss)	74,188	9,940	11,234	52,627	16,430	3,681	59,111
Net change in unrealized appreciation (depreciation)	(186,922)	(64,006)	27,247	6,857	(5,981)	(23,911)	(18,495)

Net increase (decrease) in net assets from operations	(89,196)	(46,958)	42,718	78,232	16,992	(15,612)	49,580

Distributions to shareholders
From net investment income
Class A	(17,402)	(5,576)	(3,576)	(10,368)	(4,296)	(4,143)	(45,486)
Class B	–	–	(1)	(4)	(2)	(2)	–
From net realized gains
Class A	(12,182)	–	(31,600)	(10,492)	(33,897)	(19,142)	(4,208)
Class B	–	–	(5)	(4)	(11)	(5)	–

Total distributions to shareholders	(29,584)	(5,576)	(35,182)	(20,868)	(38,206)	(23,292)	(49,694)

Share transactions[1]
Proceeds from the sale of shares
Class A	970,671	421,890	332,618	633,780	431,095	225,914	378,846
Class B	–	–	58	303	542	144	–
Reinvestment of distributions
Class A	29,584	5,576	35,176	20,860	38,193	23,285	49,694
Class B	–	–	6	8	13	7	–
Cost of shares redeemed
Class A	(540,158)	(320,160)	(136,954)	(232,359)	(199,032)	(122,750)	(263,222)
Class B	–	–	(23)	(156)	(434)	(76)	–

Net increase (decrease) in net assets from share transactions	460,097	107,306	230,881	422,436	270,377	126,524	165,318

Net increase (decrease) net assets	341,317	54,772	238,417	479,800	249,163	87,620	165,204

Net assets beginning of year	2,140,816	788,664	296,091	441,092	319,717	281,202	843,945

Net assets end of year	$2,482,133	$843,436	$534,508	$920,892	$568,880	$368,822	$1,009,149

Undistributed (excess of distributions over) net investment income	$33,808	$9,214	$4,232	$18,650	$6,538	$4,292	$22,241

[1] Share transactions
Shares sold
Class A	86,075	34,577	30,262	61,462	40,570	24,168	33,696
Class B	–	–	4	29	50	15	–
Reinvestment of distributions
Class A	2,762	484	3,263	1,966	3,808	2,652	4,551
Class B	–	–	1	1	1	1	–
Shares redeemed
Class A	(48,398)	(26,630)	(12,359)	(22,559)	(19,024)	(13,097)	(23,538)
Class B	–	–	(2)	(15)	(41)	(9)	–

Net increase/(decrease)
Class A	40,439	8,431	21,166	40,869	25,354	13,723	14,709

Class B	–	–	3	15	10	7	–

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$941,266	$286,629	$445,926	$797,333	$693,044	$349,758	$290,430
Proceeds from sales of securities	459,155	168,788	246,453	382,750	456,976	242,353	119,194

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2011

	JNL/T.Rowe Price Established Growth Fund	JNL/T.Rowe Price Mid-Cap Growth Fund	JNL/T.Rowe Price Short- Term Bond Fund	JNL/T.Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(1,917)	$(7,129)	$15,984	$19,491	$28,029	$5	$20,286
Net realized gain (loss)	27,863	128,049	(1,055)	76,607	33,489	3	20,948
Net change in unrealized appreciation (depreciation)	(60,061)	(157,279)	(1,520)	(129,266)	(14,438)	–	(66,871)

Net increase (decrease) in net assets from operations	(34,115)	(36,359)	13,319	(33,168)	47,080	8	(25,637)

Distributions to shareholders
From net investment income
Class A	–	(225)	(14,016)	(17,740)	(18,309)	(8)	(12,499)
Class B	–	(13)	(3)	(11)	(14)	–	(198)
From net realized gains
Class A	–	(120,551)	–	–	–	(8)	–
Class B	–	(3,138)	–	–	–	–	–

Total distributions to shareholders	–	(123,927)	(14,019)	(17,751)	(18,323)	(16)	(12,697)

Share transactions[1]
Proceeds from the sale of shares
Class A	879,695	692,259	911,449	624,701	769,681	1,979,068	505,776
Class B	6,851	8,562	354	287	299	11,163	3,154
Reinvestment of distributions
Class A	–	120,776	14,016	17,740	18,309	16	12,499
Class B	–	3,151	3	11	14	–	198
Cost of shares redeemed
Class A	(518,920)	(586,111)	(576,976)	(422,315)	(314,193)	(1,630,382)	(398,761)
Class B	(6,535)	(7,867)	(160)	(137)	(149)	(9,861)	(2,674)

Net increase (decrease) in net assets from share transactions	361,091	230,770	348,686	220,287	473,961	350,004	120,192

Net increase (decrease) net assets	326,976	70,484	347,986	169,368	502,718	349,996	81,858

Net assets beginning of year	1,511,629	1,404,961	872,980	1,136,776	1,291,203	713,252	1,155,325

Net assets end of year	$1,838,605	$1,475,445	$1,220,966	$1,306,144	$1,793,921	$1,063,248	$1,237,183

Undistributed (excess of distributions over) net investment income	$(41)	$(3,723)	$20,485	$19,268	$28,373	$(27)	$19,908

[1] Share transactions
Shares sold
Class A	40,680	22,623	91,395	57,009	45,971	1,979,068	29,181
Class B	314	275	35	26	18	11,163	177
Reinvestment of distributions
Class A	–	4,532	1,414	1,693	1,094	16	776
Class B	–	116	–	1	1	–	12
Shares redeemed
Class A	(24,246)	(19,543)	(57,925)	(38,869)	(18,876)	(1,630,382)	(22,983)
Class B	(300)	(256)	(16)	(12)	(9)	(9,861)	(151)

Net increase/(decrease)
Class A	16,434	7,612	34,884	19,833	28,189	348,702	6,974

Class B	14	135	19	15	10	1,302	38

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$815,286	$670,085	$907,283 (a)	$852,326	$2,580,664 (b)	$474,083 (c)	$364,086
Proceeds from sales of securities	488,753	565,250	542,872 (a)	638,998	2,121,940 (b)	187,615 (c)	233,931

(a)	Amounts include $379,391 and $250,057 of purchases and sales, respectively, of U.S. Government Securities.
(b)	Amounts include $1,933,291 and $1,796,959 of purchases and sales, respectively, of U.S. Government Securities.
(c)	Amounts include $293,459 and $34,618 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/American Funds Blue Chip Income and Growth Fund(e)
Class A
12/31/2012	$10.21	$0.22	$1.15	$1.37	$(0.10)	$(0.01)		$11.47	13.43%	$698,789	5%	0.65%	1.10%	1.97%
12/31/2011	10.39	0.21	(0.34)	(0.13)	(0.05)	–		10.21	(1.25)	403,577	4	0.65	1.10	2.05
12/31/2010 *	10.00	0.29	0.10	0.39	–	–		10.39	3.90	148,996	5	0.65	1.10	4.51
Class B
12/31/2012	10.25	0.25	1.15	1.40	(0.11)	(0.01)		11.53	13.69	114	5	0.40	0.85	2.26
12/31/2011	10.41	0.32	(0.43)	(0.11)	(0.05)	–		10.25	(1.03)	55	4	0.40	0.85	3.12
12/31/2010 *	10.00	0.42	(0.01)	0.41	–	–		10.41	4.10	9	5	0.40	0.85	6.57
JNL/American Funds Global Bond Fund(e)
Class A
12/31/2012	10.82	0.22	0.41	0.63	(0.21)	(0.09)		11.15	5.76	466,274	11	0.55	1.10	1.98
12/31/2011	10.45	0.38	0.07	0.45	(0.08)	(0.00	)(f)	10.82	4.32	339,564	18	0.55	1.10	3.54
12/31/2010 *	10.00	0.48	(0.03)	0.45	–	–		10.45	4.50	105,262	5	0.55	1.10	6.97
Class B
12/31/2012	10.86	0.24	0.43	0.67	(0.22)	(0.09)		11.22	6.15	260	11	0.30	0.85	2.15
12/31/2011	10.47	0.39	0.08	0.47	(0.08)	(0.00	)(f)	10.86	4.53	176	18	0.30	0.85	3.58
12/31/2010 *	10.00	0.63	(0.16)	0.47	–	–		10.47	4.70	79	5	0.30	0.85	8.98
JNL/American Funds Global Small Capitalization Fund(e)
Class A
12/31/2012	8.95	0.11	1.49	1.60	(0.07)	(0.08)		10.40	17.90	205,624	8	0.55	1.15	1.09
12/31/2011	11.15	0.11	(2.28)	(2.17)	(0.03)	(0.00	)(f)	8.95	(19.43)	130,159	10	0.55	1.15	1.11
12/31/2010 *	10.00	0.13	1.02	1.15	–	–		11.15	11.50	80,924	4	0.55	1.15	1.93
Class B
12/31/2012	8.99	0.13	1.49	1.62	(0.08)	(0.08)		10.45	18.10	107	8	0.30	0.90	1.30
12/31/2011	11.16	0.12	(2.26)	(2.14)	(0.03)	(0.00	)(f)	8.99	(19.11)	49	10	0.30	0.90	1.19
12/31/2010 *	10.00	0.22	0.94	1.16	–	–		11.16	11.60	23	4	0.30	0.90	3.11
JNL/American Funds Growth-Income Fund(e)
Class A
12/31/2012	10.17	0.17	1.55	1.72	(0.08)	(0.01)		11.80	16.92	864,206	1	0.70	1.10	1.52
12/31/2011	10.45	0.18	(0.42)	(0.24)	(0.04)	–		10.17	(2.30)	460,263	3	0.70	1.10	1.76
12/31/2010 *	10.00	0.24	0.21	0.45	–	–		10.45	4.50	174,494	0	0.70	1.10	3.72
Class B
12/31/2012	10.20	0.19	1.56	1.75	(0.09)	(0.01)		11.85	17.18	170	1	0.45	0.85	1.71
12/31/2011	10.46	0.22	(0.44)	(0.22)	(0.04)	–		10.20	(2.09)	92	3	0.45	0.85	2.14
12/31/2010 *	10.00	0.27	0.19	0.46	–	–		10.46	4.60	23	0	0.45	0.85	4.22
JNL/American Funds International Fund(e)
Class A
12/31/2012	9.23	0.13	1.48	1.61	(0.11)	(0.02)		10.71	17.41	359,964	3	0.70	1.25	1.35
12/31/2011	10.85	0.20	(1.75)	(1.55)	(0.06)	(0.01)		9.23	(14.38)	213,058	3	0.70	1.25	1.99
12/31/2010 *	10.00	0.27	0.58	0.85	–	–		10.85	8.50	102,766	3	0.70	1.25	3.92
Class B
12/31/2012	9.28	0.18	1.45	1.63	(0.12)	(0.02)		10.77	17.57	161	3	0.45	1.00	1.82
12/31/2011	10.87	0.25	(1.77)	(1.52)	(0.06)	(0.01)		9.28	(14.05)	57	3	0.45	1.00	2.41
12/31/2010 *	10.00	0.46	0.41	0.87	–	–		10.87	8.70	20	3	0.45	1.00	6.65
JNL/American Funds New World Fund(e)
Class A
12/31/2012	9.69	0.09	1.59	1.68	(0.10)	(0.04)		11.23	17.38	464,295	5	0.65	1.45	0.83
12/31/2011	11.36	0.20	(1.82)	(1.62)	(0.05)	–		9.69	(14.30)	275,059	7	0.65	1.45	1.91
12/31/2010 *	10.00	0.27	1.09	1.36	–	–		11.36	13.60	133,465	0	0.65	1.45	3.78
Class B
12/31/2012	9.73	0.11	1.59	1.70	(0.11)	(0.04)		11.28	17.55	136	5	0.40	1.20	1.05
12/31/2011	11.37	0.35	(1.94)	(1.59)	(0.05)	–		9.73	(14.00)	81	7	0.40	1.20	3.34
12/31/2010 *	10.00	0.28	1.09	1.37	–	–		11.37	13.70	18	0	0.40	1.20	3.94

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL Institutional Alt 20 Fund(e)
Class A
12/31/2012	$13.82	$0.20	$1.33	$1.53	$(0.21)	$(0.32)		$14.82	11.15%	$1,405,890	17%	0.17%	0.17%	1.35%
12/31/2011	14.32	0.29	(0.66)	(0.37)	(0.12)	(0.01)		13.82	(2.57)	910,347	23	0.19	0.19	1.99
12/31/2010	12.73	0.25	1.41	1.66	(0.07)	(0.00	)(f)	14.32	13.06	615,034	3	0.20	0.20	1.91
12/31/2009 *	10.00	0.45	2.28	2.73	–	–		12.73	27.30	199,516	3	0.20	0.20	4.93
JNL Institutional Alt 35 Fund(e)
Class A
12/31/2012	14.35	0.16	1.46	1.62	(0.25)	(0.43)		15.29	11.33	2,020,087	21	0.17	0.17	1.06
12/31/2011	15.05	0.33	(0.90)	(0.57)	(0.11)	(0.02)		14.35	(3.81)	1,389,770	29	0.17	0.17	2.17
12/31/2010	13.24	0.25	1.65	1.90	(0.08)	(0.01)		15.05	14.36	885,456	2	0.20	0.20	1.79
12/31/2009 *	10.00	0.44	2.80	3.24	–	–		13.24	32.40	308,516	6	0.20	0.20	4.72
JNL Institutional Alt 50 Fund(e)
Class A
12/31/2012	14.65	0.13	1.45	1.58	(0.26)	(0.40)		15.57	10.88	2,799,205	27	0.16	0.16	0.83
12/31/2011	15.49	0.39	(1.10)	(0.71)	(0.11)	(0.02)		14.65	(4.63)	1,816,781	28	0.17	0.17	2.54
12/31/2010	13.57	0.26	1.76	2.02	(0.08)	(0.02)		15.49	14.90	1,077,623	2	0.20	0.20	1.82
12/31/2009 *	10.00	0.49	3.08	3.57	–	–		13.57	35.70	361,516	13	0.20	0.20	5.06
JNL Institutional Alt 65 Fund(e)
Class A
12/31/2012	15.05	0.06	1.57	1.63	(0.42)	(0.93)		15.33	10.95	910,895	37	0.18	0.18	0.36
12/31/2011	16.07	0.33	(1.20)	(0.87)	(0.11)	(0.04)		15.05	(5.43)	986,845	40	0.18	0.18	2.06
12/31/2010	13.97	0.22	1.99	2.21	(0.07)	(0.04)		16.07	15.85	728,410	5	0.20	0.20	1.52
12/31/2009 *	10.00	0.47	3.50	3.97	–	–		13.97	39.70	229,813	24	0.20	0.20	4.80
JNL/American Funds Balanced Allocation Fund(e)
Class A
12/31/2012 *	10.00	0.33	0.09	0.42	–	–		10.42	4.20	148,585	9	0.70	0.70	4.79
JNL/American Funds Growth Allocation Fund(e)
Class A
12/31/2012 *	10.00	0.28	0.16	0.44	–	–		10.44	4.40	104,924	11	0.70	0.70	4.15
JNL Disciplined Moderate Fund(e)
Class A
12/31/2012	9.80	0.15	1.15	1.30	(0.15)	(0.33)		10.62	13.30	761,054	25	0.17	0.17	1.43
12/31/2011	9.85	0.16	(0.09)	0.07	(0.12)	–		9.80	0.72	462,723	127	0.18	0.18	1.64
12/31/2010	8.94	0.18	0.81	0.99	(0.08)	–		9.85	11.10	346,433	21	0.18	0.18	1.93
12/31/2009	7.72	0.23	1.21	1.44	(0.16)	(0.06)		8.94	18.67	168,455	12	0.19	0.19	2.75
12/31/2008	10.70	0.27	(3.12)	(2.85)	(0.09)	(0.04)		7.72	(26.60)	58,062	27	0.19	0.19	2.91
JNL Disciplined Moderate Growth Fund(e)
Class A
12/31/2012	8.92	0.13	1.13	1.26	(0.12)	(0.30)		9.76	14.21	817,974	28	0.17	0.17	1.34
12/31/2011	9.09	0.13	(0.21)	(0.08)	(0.09)	–		8.92	(0.86)	509,358	101	0.18	0.18	1.40
12/31/2010	8.10	0.14	0.94	1.08	(0.09)	–		9.09	13.29	376,092	26	0.18	0.18	1.64
12/31/2009	6.81	0.21	1.34	1.55	(0.17)	(0.09)		8.10	22.77	206,365	16	0.19	0.19	2.78
12/31/2008	10.67	0.23	(3.94)	(3.71)	(0.09)	(0.06)		6.81	(34.76)	74,452	29	0.19	0.19	2.60
JNL Disciplined Growth Fund(e)
Class A
12/31/2012	8.17	0.11	1.08	1.19	(0.10)	(0.25)		9.01	14.58	316,315	34	0.18	0.18	1.24
12/31/2011	8.52	0.11	(0.38)	(0.27)	(0.08)	–		8.17	(3.14)	181,732	109	0.18	0.18	1.24
12/31/2010	7.64	0.13	0.84	0.97	(0.09)	–		8.52	12.74	137,476	28	0.18	0.18	1.71
12/31/2009	6.31	0.20	1.40	1.60	(0.17)	(0.10)		7.64	25.39	80,863	24	0.19	0.19	2.87
12/31/2008	10.65	0.22	(4.40)	(4.18)	(0.10)	(0.06)		6.31	(39.21)	26,133	48	0.19	0.19	2.55

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/AQR Managed Futures Strategy Fund
Class A
12/31/2012	$9.46	$(0.12)	$0.65	$0.53	$–		$–		$9.99	5.60%	$541,596	0%		1.35%	1.35%	(1.31)%
12/31/2011 *	10.00	(0.04)	(0.50)	(0.54)	–		–		9.46	(5.40)	459,751	0		1.36	1.36	(1.34)
Class B
12/31/2012	9.47	(0.12)	0.67	0.55	–		–		10.02	5.81	100	0		1.15	1.15	(1.26)
12/31/2011 *	10.00	(0.04)	(0.49)	(0.53)	–		–		9.47	(5.30)	95	0		1.16	1.16	(1.14)
JNL/BlackRock Commodity Securities Fund
Class A
12/31/2012	10.15	0.03	0.05	0.08	–		–		10.23	0.79	1,458,953	11		0.98	0.98	0.26
12/31/2011	11.02	(0.02)	(0.79)	(0.81)	(0.06)		–		10.15	(7.37)	1,052,317	14		0.98	0.98	(0.21)
12/31/2010	9.41	0.08	1.56	1.64	(0.03)		–		11.02	17.44	1,000,238	102		1.00	1.00	0.87
12/31/2009	6.31	0.07	3.09	3.16	(0.06)		–		9.41	50.17	641,108	108		1.03	1.03	0.88
12/31/2008	13.90	0.20	(7.35)	(7.15)	(0.01)		(0.43)		6.31	(51.30)	214,651	71		1.04	1.04	1.67
Class B
12/31/2012	10.20	0.04	0.06	0.10	–		–		10.30	0.98	817	11		0.78	0.78	0.43
12/31/2011	11.06	(0.00)	(0.79)	(0.79)	(0.07)		–		10.20	(7.13)	848	14		0.78	0.78	(0.01)
12/31/2010	9.44	0.11	1.55	1.66	(0.04)		–		11.06	17.59	694	102		0.80	0.80	1.13
12/31/2009	6.33	0.09	3.09	3.18	(0.07)		–		9.44	50.34	538	108		0.83	0.83	1.22
12/31/2008	13.93	0.21	(7.36)	(7.15)	(0.02)		(0.43)		6.33	(51.18)	270	71		0.84	0.84	1.94
JNL/BlackRock Global Allocation Fund(g)
Class A
12/31/2012	9.91	0.11	0.84	0.95	–		–		10.86	9.59	1,592,841	49		1.10	1.10	1.03
12/31/2011	10.35	0.01	(0.41)	(0.40)	(0.04)		(0.00	)(f)	9.91	(3.82)	513,329	33	(h)	0.81	1.19	0.08
12/31/2010 *	10.00	0.28	0.07	0.35	–		–		10.35	3.50	179,580	5		0.59	1.26	12.50
Class B
12/31/2012	9.94	0.13	0.84	0.97	–		–		10.91	9.76	217	49		0.90	0.90	1.24
12/31/2011	10.35	0.02	(0.38)	(0.36)	(0.05)		(0.00	)(f)	9.94	(3.53)	85	33	(h)	0.61	0.99	0.28
12/31/2010 *	10.00	0.33	0.02	0.35	–		–		10.35	3.50	20	5		0.39	1.06	14.63
JNL/Brookfield Global Infrastructure Fund
Class A
12/31/2012	10.36	0.33	1.60	1.93	(0.00	)(f)	–		12.29	18.67	298,842	79		1.15	1.15	2.90
12/31/2011 *	10.00	0.01	0.35	0.36	–		–		10.36	3.60	127,282	0		1.18	1.18	1.96
Class B
12/31/2012	10.36	0.35	1.61	1.96	(0.00	)(f)	–		12.32	18.96	171	79		0.95	0.95	3.05
12/31/2011 *	10.00	0.01	0.35	0.36	–		–		10.36	3.60	104	0		0.98	0.98	2.16
JNL/Capital Guardian Global Balanced Fund
Class A
12/31/2012	8.97	0.17	1.00	1.17	(0.20)		–		9.94	13.04	415,794	37	(i)	1.01	1.01	1.75
12/31/2011	9.52	0.15	(0.60)	(0.45)	(0.10)		–		8.97	(4.76)	371,075	46	(i)	1.01	1.01	1.58
12/31/2010	8.82	0.14	0.65	0.79	(0.09)		–		9.52	9.01	358,593	47	(i)	1.01	1.01	1.62
12/31/2009	7.35	0.15	1.50	1.65	(0.18)		–		8.82	22.48	279,806	78		1.01	1.01	1.88
12/31/2008	11.95	0.25	(3.67)	(3.42)	(0.12)		(1.06)		7.35	(28.29)	183,572	70		1.01	1.01	2.37
Class B
12/31/2012	9.18	0.19	1.04	1.23	(0.22)		–		10.19	13.38	481	37	(i)	0.81	0.81	1.95
12/31/2011	9.75	0.17	(0.63)	(0.46)	(0.11)		–		9.18	(4.70)	443	46	(i)	0.81	0.81	1.77
12/31/2010	9.01	0.16	0.68	0.84	(0.10)		–		9.75	9.40	421	47	(i)	0.81	0.81	1.82
12/31/2009	7.50	0.17	1.54	1.71	(0.20)		–		9.01	22.75	411	78		0.81	0.81	2.04
12/31/2008	12.17	0.30	(3.78)	(3.48)	(0.13)		(1.06)		7.50	(28.22)	189	70		0.81	0.81	2.74

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Capital Guardian Global Diversified Research Fund
Class A
12/31/2012	$21.97	$0.35	$3.38	$3.73	$(0.29)		$–	$25.41	17.02%	$343,838	32%	1.08%	1.08%	1.47%
12/31/2011	23.23	0.27	(1.31)	(1.04)	(0.22)		–	21.97	(4.51)	299,322	39	1.08	1.08	1.17
12/31/2010	20.92	0.21	2.25	2.46	(0.15)		–	23.23	11.77	436,897	30	1.08	1.08	1.00
12/31/2009	15.33	0.17	5.70	5.87	(0.28)		–	20.92	38.32 (j)	332,577	85	1.09	1.09	0.97
12/31/2008	26.67	0.44	(11.78)	(11.34)	–		–	15.33	(42.52)	163,107	96	1.09	1.09	2.04
Class B
12/31/2012	22.17	0.40	3.42	3.82	(0.34)		–	25.65	17.28	366	32	0.88	0.88	1.68
12/31/2011	23.40	0.33	(1.29)	(0.96)	(0.27)		–	22.17	(4.12)	308	39	0.88	0.88	1.41
12/31/2010	21.05	0.25	2.27	2.52	(0.17)		–	23.40	12.01	311	30	0.88	0.88	1.21
12/31/2009	15.41	0.21	5.74	5.95	(0.31)		–	21.05	38.63 (j)	329	85	0.89	0.89	1.19
12/31/2008	26.75	0.44	(11.78)	(11.34)	–		–	15.41	(42.39)	161	96	0.89	0.89	2.05
JNL/DFA U.S. Core Equity Fund
Class A
12/31/2012	7.23	0.11	0.88	0.99	(0.07)		–	8.15	13.70	230,034	113	0.84	0.92	1.34
12/31/2011	7.33	0.06	(0.12)	(0.06)	(0.04)		–	7.23	(0.84)	242,320	44	0.93	0.93	0.85
12/31/2010	6.57	0.05	0.73	0.78	(0.02)		–	7.33	11.86	203,409	52	0.93	0.93	0.79
12/31/2009	4.96	0.05	1.63	1.68	(0.07)		–	6.57	33.83	84,192	36	0.96	0.96	0.84
12/31/2008	14.53	0.16	(5.92)	(5.76)	(0.34)		(3.47)	4.96	(39.04)	42,644	57	0.96	0.96	1.35
Class B
12/31/2012	7.56	0.13	0.92	1.05	(0.09)		–	8.52	13.85	233	113	0.64	0.72	1.61
12/31/2011	7.65	0.08	(0.12)	(0.04)	(0.05)		–	7.56	(0.55)	177	44	0.73	0.73	1.10
12/31/2010	6.85	0.06	0.76	0.82	(0.02)		–	7.65	12.02	119	52	0.73	0.73	0.95
12/31/2009	5.16	0.07	1.70	1.77	(0.08)		–	6.85	34.26	94	36	0.76	0.76	1.11
12/31/2008	14.93	0.19	(6.09)	(5.90)	(0.40)		(3.47)	5.16	(38.93)	138	57	0.76	0.76	1.55
JNL/Eagle SmallCap Equity Fund
Class A
12/31/2012	20.16	0.02	2.76	2.78	–		(0.17)	22.77	13.83	1,272,126	51	0.98	0.98	0.07
12/31/2011	21.88	(0.11)	(0.41)	(0.52)	–		(1.20)	20.16	(2.31)	820,374	39	0.99	0.99	(0.51)
12/31/2010	16.14	(0.03)	5.80	5.77	(0.03)		–	21.88	35.73	589,399	50	1.02	1.02	(0.18)
12/31/2009	11.91	0.04	4.19	4.23	–		–	16.14	35.52	279,448	67	1.03	1.03	0.34
12/31/2008	20.73	(0.04)	(7.93)	(7.97)	–		(0.85)	11.91	(38.34)	164,108	69	1.03	1.03	(0.25)
Class B
12/31/2012	20.57	0.05	2.84	2.89	–		(0.17)	23.29	14.09	912	51	0.78	0.78	0.23
12/31/2011	22.25	(0.07)	(0.41)	(0.48)	–		(1.20)	20.57	(2.09)	638	39	0.79	0.79	(0.31)
12/31/2010	16.40	0.00	5.89	5.89	(0.04)		–	22.25	35.94	531	50	0.82	0.82	0.02
12/31/2009	12.08	0.06	4.26	4.32	–		–	16.40	35.76	248	67	0.83	0.83	0.44
12/31/2008	20.96	(0.01)	(8.02)	(8.03)	–		(0.85)	12.08	(38.20)	183	69	0.83	0.83	(0.03)
JNL/Eastspring Investments Asia ex-Japan Fund
Class A
12/31/2012	7.05	0.10	1.47	1.57	(0.05)		(0.35)	8.22	22.55	152,083	76	1.27	1.27	1.25
12/31/2011	9.71	0.08	(2.10)	(2.02)	(0.04)		(0.60)	7.05	(21.20)	108,550	72	1.28	1.28	0.88
12/31/2010	8.14	0.03	1.55	1.58	(0.01)		–	9.71	19.40	150,646	75	1.31	1.31	0.40
12/31/2009	4.80	0.03	3.31	3.34	(0.00	)(f)	–	8.14	69.59	108,276	39	1.27	1.27	0.46
12/31/2008	9.80	0.12	(5.03)	(4.91)	(0.09)		–	4.80	(50.09)	7,727	132	1.29	1.29	1.66
Class B
12/31/2012	7.07	0.11	1.48	1.59	(0.07)		(0.35)	8.24	22.72	256	76	1.07	1.07	1.43
12/31/2011	9.73	0.10	(2.11)	(2.01)	(0.05)		(0.60)	7.07	(21.00)	150	72	1.08	1.08	1.13
12/31/2010	8.15	0.06	1.54	1.60	(0.02)		–	9.73	19.59	187	75	1.11	1.11	0.65
12/31/2009	4.80	0.06	3.29	3.35	(0.00	)(f)	–	8.15	69.80	134	39	1.07	1.07	0.94
12/31/2008	9.80	0.13	(5.02)	(4.89)	(0.11)		–	4.80	(49.92)	57	132	1.09	1.09	1.73

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Eastspring Investments China-India Fund
Class A
12/31/2012	$6.02	$0.07	$1.34	$1.41	$(0.05)		$–		$7.38	23.48%	$373,612	24%	1.31%	1.31%	0.99%
12/31/2011	8.93	0.06	(2.52)	(2.46)	(0.03)		(0.42)		6.02	(27.89)	292,573	20	1.31	1.31	0.76
12/31/2010	7.71	0.04	1.26	1.30	–		(0.08)		8.93	16.93	385,002	40	1.33	1.33	0.46
12/31/2009	4.23	(0.00)	3.48	3.48	–		–		7.71	82.27	233,497	73	1.33	1.33	0.05
12/31/2008	9.98	0.03	(5.78)	(5.75)	–		–		4.23	(57.62)	25,987	188	1.41	1.41	0.51
Class B
12/31/2012	6.07	0.08	1.34	1.42	(0.06)		–		7.43	23.52	387	24	1.11	1.11	1.23
12/31/2011	8.98	0.08	(2.53)	(2.45)	(0.04)		(0.42)		6.07	(27.61)	244	20	1.11	1.11	1.01
12/31/2010	7.74	0.04	1.28	1.32	–		(0.08)		8.98	17.12	332	40	1.13	1.13	0.55
12/31/2009	4.24	0.03	3.47	3.50	–		–		7.74	82.55	239	73	1.13	1.13	0.40
12/31/2008	9.98	0.03	(5.77)	(5.74)	–		–		4.24	(57.52)	68	188	1.21	1.21	0.52
JNL/Franklin Templeton Founding Strategy Fund(e)
Class A
12/31/2012	8.58	0.23	1.14	1.37	(0.21)		–		9.74	15.96	1,226,311	5	0.05	0.05	2.44
12/31/2011	8.83	0.21	(0.33)	(0.12)	(0.13)		–		8.58	(1.36)	1,065,109	8	0.05	0.05	2.35
12/31/2010	8.22	0.14	0.71	0.85	(0.24)		–		8.83	10.39	1,037,981	3	0.05	0.05	1.72
12/31/2009	6.32	0.29	1.61	1.90	(0.00	)(f)	–		8.22	30.13	838,759	5	0.06	0.06	4.15
12/31/2008	10.09	(0.00)	(3.66)	(3.66)	(0.11)		(0.00	)(f)	6.32	(36.13)	580,801	14	0.06	0.06	(0.02)
JNL/Franklin Templeton Global Growth Fund
Class A
12/31/2012	7.52	0.15	1.51	1.66	(0.13)		–		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		–		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		–		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		–		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(f)	(0.00	)(f)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
Class B
12/31/2012	7.53	0.16	1.52	1.68	(0.14)		–		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		–		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		–		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		–		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(f)	(0.00	)(f)	5.93	(40.50)	153	11	0.91	0.91	2.48
JNL/Franklin Templeton Global Multisector Bond Fund
Class A
12/31/2012	10.07	0.39	1.40	1.79	(0.02)		(0.00	)(f)	11.84	17.78	977,534	11	1.10	1.10	3.48
12/31/2011 *	10.00	0.01	0.06	0.07	–		–		10.07	0.70	239,591	3	1.12	1.12	2.34
Class B
12/31/2012	10.07	0.31	1.50	1.81	(0.02)		(0.00	)(f)	11.86	17.98	204	11	0.90	0.90	2.82
12/31/2011 *	10.00	0.01	0.06	0.07	–		–		10.07	0.70	101	3	0.92	0.92	2.52
JNL/Franklin Templeton Income Fund
Class A
12/31/2012	9.94	0.58	0.63	1.21	(0.48)		–		10.67	12.20	1,622,308	24	0.94	0.94	5.47
12/31/2011	10.10	0.60	(0.35)	0.25	(0.41)		–		9.94	2.53	1,254,686	21	0.95	0.95	5.84
12/31/2010	9.29	0.50	0.66	1.16	(0.35)		–		10.10	12.57	1,061,794	33	0.96	0.96	5.17
12/31/2009	7.39	0.55	1.88	2.43	(0.53)		–		9.29	32.92	728,236	39	1.00	1.00	6.51
12/31/2008	10.53	0.66	(3.79)	(3.13)	(0.01)		–		7.39	(29.74)	432,233	56	1.00	1.00	7.05
Class B
12/31/2012	9.59	0.58	0.61	1.19	(0.49)		–		10.29	12.51	548	24	0.74	0.74	5.66
12/31/2011	9.76	0.60	(0.34)	0.26	(0.43)		–		9.59	2.66	514	21	0.75	0.75	6.07
12/31/2010	8.98	0.50	0.64	1.14	(0.36)		–		9.76	12.79	346	33	0.76	0.76	5.37
12/31/2009	7.16	0.55	1.81	2.36	(0.54)		–		8.98	33.07	388	39	0.80	0.80	6.74
12/31/2008	10.17	0.66	(3.66)	(3.00)	(0.01)		–		7.16	(29.51)	228	56	0.80	0.80	7.39

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton International Small Cap Growth Fund
Class A
12/31/2012	$6.89	$0.11	$1.76	$1.87	$(0.11)		$–	$8.65	27.26%	$258,118	32%		1.30%		1.30%		1.46%
12/31/2011	8.17	0.11	(1.28)	(1.17)	(0.11)		–	6.89	(14.38)	219,846	21		1.31		1.31		1.39
12/31/2010	6.85	0.14	1.27	1.41	(0.09)		–	8.17	20.55	213,824	162		1.30		1.30		1.96
12/31/2009	4.53	0.04	2.36	2.40	(0.08)		–	6.85	52.93	144,004	46		1.31		1.31		0.65
12/31/2008	9.87	0.14	(5.47)	(5.33)	(0.01)		–	4.53	(54.00)	44,755	53		1.31		1.31		1.88
Class B
12/31/2012	6.94	0.12	1.77	1.89	(0.13)		–	8.70	27.30	251	32		1.10		1.10		1.59
12/31/2011	8.21	0.12	(1.27)	(1.15)	(0.12)		–	6.94	(14.05)	163	21		1.11		1.11		1.54
12/31/2010	6.88	0.14	1.28	1.42	(0.09)		–	8.21	20.70	181	162		1.10		1.10		2.01
12/31/2009	4.55	0.05	2.36	2.41	(0.08)		–	6.88	53.05	218	46		1.11		1.11		0.88
12/31/2008	9.88	0.14	(5.46)	(5.32)	(0.01)		–	4.55	(53.84)	80	53		1.11		1.11		2.01
JNL/Franklin Templeton Mutual Shares Fund
Class A
12/31/2012	8.22	0.16	0.96	1.12	(0.13)		–	9.21	13.66	829,053	34		1.04		1.04		1.77
12/31/2011	8.48	0.16	(0.22)	(0.06)	(0.20)		–	8.22	(0.66)	690,280	37		1.06		1.06		1.85
12/31/2010	7.61	0.24	0.63	0.87	(0.00	)(f)	–	8.48	11.45	594,707	33		1.06		1.06		3.02
12/31/2009	6.20	0.10	1.55	1.65	(0.24)		–	7.61	26.74	423,572	61		1.11	(k)	1.11	(k)	1.48
12/31/2008	10.02	0.14	(3.94)	(3.80)	–		(0.02)	6.20	(37.90)	255,941	49		1.08	(k)	1.08	(k)	1.67
Class B
12/31/2012	8.27	0.18	0.98	1.16	(0.15)		–	9.28	14.01	445	34		0.84		0.84		1.98
12/31/2011	8.52	0.18	(0.22)	(0.04)	(0.21)		–	8.27	(0.40)	377	37		0.86		0.86		2.05
12/31/2010	7.64	0.26	0.63	0.89	(0.01)		–	8.52	11.66	358	33		0.86		0.86		3.26
12/31/2009	6.22	0.12	1.56	1.68	(0.26)		–	7.64	27.00	282	61		0.91	(k)	0.91	(k)	1.79
12/31/2008	10.03	0.17	(3.96)	(3.79)	–		(0.02)	6.22	(37.76)	170	49		0.88	(k)	0.88	(k)	2.13
JNL/Franklin Templeton Small Cap Value Fund
Class A
12/31/2012	10.69	0.15	1.73	1.88	(0.03)		(0.01)	12.53	17.62	919,607	8		1.10		1.10		1.28
12/31/2011	11.02	0.06	(0.36)	(0.30)	(0.03)		–	10.69	(2.73)	413,671	17		1.12		1.12		0.54
12/31/2010	8.72	0.05	2.29	2.34	(0.04)		–	11.02	26.84	294,200	9		1.14		1.14		0.50
12/31/2009	6.56	0.07	2.15	2.22	(0.06)		–	8.72	33.80	167,589	2		1.16		1.16		0.89
12/31/2008	11.38	0.11	(3.97)	(3.86)	(0.10)		(0.86)	6.56	(33.23)	86,399	14		1.16		1.16		1.10
Class B
12/31/2012	10.66	0.16	1.74	1.90	(0.04)		(0.01)	12.51	17.87	459	8		0.90		0.90		1.40
12/31/2011	10.98	0.08	(0.36)	(0.28)	(0.04)		–	10.66	(2.54)	394	17		0.92		0.92		0.72
12/31/2010	8.68	0.07	2.28	2.35	(0.05)		–	10.98	27.07	400	9		0.94		0.94		0.70
12/31/2009	6.53	0.08	2.14	2.22	(0.07)		–	8.68	33.96	237	2		0.96		0.96		1.09
12/31/2008	11.35	0.13	(3.97)	(3.84)	(0.12)		(0.86)	6.53	(33.06)	139	14		0.96		0.96		1.33
JNL/Goldman Sachs Core Plus Bond Fund
Class A
12/31/2012	12.22	0.20	0.74	0.94	(0.28)		(0.44)	12.44	7.76	908,757	843	(l)	0.88		0.88		1.58
12/31/2011	12.14	0.26	0.49	0.75	(0.24)		(0.43)	12.22	6.26	995,144	1,078	(l)	0.88		0.88		2.07
12/31/2010	11.68	0.28	0.60	0.88	(0.29)		(0.13)	12.14	7.63	1,056,413	977	(l)	0.88		0.88		2.33
12/31/2009	10.71	0.45	1.07	1.52	(0.50)		(0.05)	11.68	14.16	782,744	430	(l)	0.90		0.90		3.90
12/31/2008	12.01	0.55	(1.18)	(0.63)	(0.48)		(0.19)	10.71	(5.17)	564,785	462		0.90		0.90		4.76
Class B
12/31/2012	12.40	0.23	0.75	0.98	(0.31)		(0.44)	12.63	7.97	344	843	(l)	0.68		0.68		1.82
12/31/2011	12.30	0.29	0.50	0.79	(0.26)		(0.43)	12.40	6.52	257	1,078	(l)	0.68		0.68		2.28
12/31/2010	11.83	0.32	0.59	0.91	(0.31)		(0.13)	12.30	7.75	246	977	(l)	0.68		0.68		2.54
12/31/2009	10.83	0.48	1.09	1.57	(0.52)		(0.05)	11.83	14.47	245	430	(l)	0.70		0.70		4.14
12/31/2008	12.13	0.58	(1.19)	(0.61)	(0.50)		(0.19)	10.83	(4.94)	197	462		0.70		0.70		4.95

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A
12/31/2012	$12.03	$0.67	$1.73	$2.40	$–	$(0.32)		$14.11	19.96%	$952,660	138%	1.07%		1.07%		5.05%
12/31/2011	13.65	0.42	(1.03)	(0.61)	(0.68)	(0.33)		12.03	(4.67)	782,878	186	1.07		1.07		3.02
12/31/2010	11.89	0.61	1.30	1.91	(0.12)	(0.03)		13.65	16.07	762,892	160	1.08		1.08		4.65
12/31/2009	9.67	0.44	1.79	2.23	(0.01)	–		11.89	23.06	193,046	94	1.11		1.11		3.89
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–		9.67	(3.30)	28,973	44	1.11		1.11		3.92
Class B
12/31/2012	12.09	0.71	1.74	2.45	–	(0.32)		14.22	20.28	261	138	0.87		0.87		5.34
12/31/2011	13.70	0.45	(1.03)	(0.58)	(0.70)	(0.33)		12.09	(4.46)	284	186	0.87		0.87		3.23
12/31/2010	11.92	0.65	1.28	1.93	(0.12)	(0.03)		13.70	16.22	442	160	0.88		0.88		4.95
12/31/2009	9.67	0.47	1.79	2.26	(0.01)	–		11.92	23.38	197	94	0.91		0.91		4.23
12/31/2008 *	10.00	0.09	(0.42)	(0.33)	–	–		9.67	(3.30)	97	44	0.91		0.91		4.06
JNL/Goldman Sachs Mid Cap Value Fund
Class A
12/31/2012	9.56	0.11	1.61	1.72	(0.11)	(0.11)		11.06	18.01	967,000	80	1.01		1.01		1.08
12/31/2011	10.60	0.07	(0.77)	(0.70)	(0.06)	(0.28	)(m)	9.56	(6.54)	725,310	74	1.01		1.01		0.69
12/31/2010	8.56	0.05	2.04	2.09	(0.05)	–		10.60	24.40	496,550	85	1.02		1.02		0.58
12/31/2009	6.51	0.09	2.04	2.13	(0.08)	–		8.56	32.65	275,024	113	1.03		1.03		1.29
12/31/2008	12.82	0.09	(4.82)	(4.73)	(0.11)	(1.47)		6.51	(36.09)	134,460	98	1.04		1.04		0.83
Class B
12/31/2012	9.57	0.14	1.62	1.76	(0.13)	(0.11)		11.09	18.43	10,577	80	0.81		0.81		1.35
12/31/2011	10.61	0.09	(0.77)	(0.68)	(0.08)	(0.28	)(m)	9.57	(6.35)	8,832	74	0.81		0.81		0.83
12/31/2010	8.56	0.07	2.04	2.11	(0.06)	–		10.61	24.62	9,541	85	0.82		0.82		0.76
12/31/2009	6.50	0.11	2.04	2.15	(0.09)	–		8.56	33.09	5,701	113	0.83		0.83		1.55
12/31/2008	12.83	0.12	(4.85)	(4.73)	(0.13)	(1.47)		6.50	(36.03)	244	98	0.84		0.84		1.11
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A
12/31/2012	7.31	0.02	1.41	1.43	(0.03)	–		8.71	19.59	129,675	106	2.13	(k)	2.13	(k)	0.24
12/31/2011	8.19	0.03	(0.90)	(0.87)	(0.01)	–		7.31	(10.63)	98,233	204	2.03	(k)	2.03	(k)	0.45
12/31/2010	7.58	0.01	0.65	0.66	(0.05)	–		8.19	8.70	115,234	639	1.88	(k)	1.88	(k)	0.17
12/31/2009	6.11	0.06	1.46	1.52	(0.05)	–		7.58	24.86	90,306	909	1.54	(k)	1.54	(k)	0.98
12/31/2008	10.85	0.09	(4.22)	(4.13)	–	(0.61)		6.11	(37.68)	41,879	455	1.59	(k)	1.59	(k)	0.98
Class B
12/31/2012	7.36	0.04	1.42	1.46	(0.05)	–		8.77	19.80	249	106	1.93	(k)	1.93	(k)	0.44
12/31/2011	8.24	0.05	(0.91)	(0.86)	(0.02)	–		7.36	(10.38)	171	204	1.83	(k)	1.83	(k)	0.68
12/31/2010	7.62	0.03	0.65	0.68	(0.06)	–		8.24	8.92	170	639	1.68	(k)	1.68	(k)	0.38
12/31/2009	6.14	0.08	1.46	1.54	(0.06)	–		7.62	25.07	147	909	1.34	(k)	1.34	(k)	1.19
12/31/2008	10.87	0.11	(4.23)	(4.12)	–	(0.61)		6.14	(37.51)	93	455	1.39	(k)	1.39	(k)	1.22
JNL/Invesco Global Real Estate Fund
Class A
12/31/2012	7.75	0.18	2.01	2.19	(0.06)	–		9.88	28.31	1,362,397	57	1.05		1.05		2.03
12/31/2011	8.50	0.16	(0.69)	(0.53)	(0.22)	–		7.75	(6.26)	722,875	59	1.06		1.06		1.87
12/31/2010	7.53	0.19	1.09	1.28	(0.31)	–		8.50	17.15	661,172	70	1.06		1.06		2.33
12/31/2009	5.79	0.18	1.70	1.88	(0.14)	–		7.53	32.53	342,951	65	1.07		1.07		2.78
12/31/2008	12.44	0.31	(4.96)	(4.65)	(0.23)	(1.77)		5.79	(35.71)	145,218	117	1.03		1.03		2.78
Class B
12/31/2012	7.82	0.20	2.03	2.23	(0.07)	–		9.98	28.58	911	57	0.85		0.85		2.23
12/31/2011	8.57	0.18	(0.70)	(0.52)	(0.23)	–		7.82	(6.10)	688	59	0.86		0.86		2.08
12/31/2010	7.58	0.20	1.10	1.30	(0.31)	–		8.57	17.37	616	70	0.86		0.86		2.51
12/31/2009	5.82	0.19	1.72	1.91	(0.15)	–		7.58	32.86	404	65	0.87		0.87		3.09
12/31/2008	12.52	0.33	(5.00)	(4.67)	(0.26)	(1.77)		5.82	(35.61)	294	117	0.83		0.83		2.93

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Invesco International Growth Fund
Class A
12/31/2012	$9.56	$0.14	$1.36	$1.50	$(0.17)		$–	$10.89	15.76%	$729,434	35%	1.00%	1.00%	1.33%
12/31/2011	10.34	0.18	(0.89)	(0.71)	(0.07)		–	9.56	(6.89)	636,015	24	1.01	1.01	1.80
12/31/2010	9.27	0.11	1.03	1.14	(0.07)		–	10.34	12.31	588,008	32	1.02	1.02	1.19
12/31/2009	6.88	0.12	2.42	2.54	(0.15)		–	9.27	36.99 (n)	431,595	27	1.04	1.04	1.55
12/31/2008	15.74	0.27	(6.68)	(6.41)	(0.06)		(2.39)	6.88	(40.94)	249,897	53	1.03	1.03	2.10
Class B
12/31/2012	10.01	0.16	1.43	1.59	(0.19)		–	11.41	15.95	566	35	0.80	0.80	1.52
12/31/2011	10.81	0.22	(0.94)	(0.72)	(0.08)		–	10.01	(6.64)	446	24	0.81	0.81	2.02
12/31/2010	9.68	0.14	1.07	1.21	(0.08)		–	10.81	12.52	485	32	0.82	0.82	1.43
12/31/2009	7.04	0.01	2.80	2.81	(0.17)		–	9.68	39.94 (n)	386	27	0.84	0.84	0.10
12/31/2008	15.99	0.29	(6.79)	(6.50)	(0.06)		(2.39)	7.04	(40.85)	9,418	53	0.83	0.83	2.27
JNL/Invesco Large Cap Growth Fund
Class A
12/31/2012	11.73	0.04	1.42	1.46	–		(0.38)	12.81	12.49	995,127	104	0.96	0.96	0.30
12/31/2011	12.59	(0.04)	(0.80)	(0.84)	(0.02)		–	11.73	(6.68)	954,232	112	0.96	0.96	(0.30)
12/31/2010	10.75	0.03	1.84	1.87	(0.03)		–	12.59	17.41	910,935	169	0.96	0.96	0.23
12/31/2009	8.67	0.04	2.07	2.11	(0.03)		–	10.75	24.29	624,156	57	0.97	0.97	0.45
12/31/2008	14.93	0.04	(5.69)	(5.65)	(0.02)		(0.59)	8.67	(37.66)	350,826	56	0.97	0.97	0.29
Class B
12/31/2012	11.83	0.07	1.43	1.50	–		(0.38)	12.95	12.73	917	104	0.76	0.76	0.53
12/31/2011	12.69	(0.01)	(0.81)	(0.82)	(0.04)		–	11.83	(6.49)	749	112	0.76	0.76	(0.10)
12/31/2010	10.82	0.05	1.86	1.91	(0.04)		–	12.69	17.69	778	169	0.76	0.76	0.43
12/31/2009	8.72	0.06	2.08	2.14	(0.04)		–	10.82	24.57	587	57	0.77	0.77	0.66
12/31/2008	15.02	0.06	(5.73)	(5.67)	(0.04)		(0.59)	8.72	(37.55)	404	56	0.77	0.77	0.52
JNL/Invesco Small Cap Growth Fund
Class A
12/31/2012	12.55	0.04	2.17	2.21	–		(0.46)	14.30	17.68	394,626	39	1.15	1.15	0.26
12/31/2011	12.76	(0.07)	(0.10)	(0.17)	–		(0.04)	12.55	(1.36)	178,378	56	1.15	1.15	(0.52)
12/31/2010	10.11	(0.05)	2.70	2.65	–		–	12.76	26.21	149,999	35	1.15	1.15	(0.50)
12/31/2009	7.50	(0.02)	2.63	2.61	–		–	10.11	34.80	92,793	33	1.16	1.16	(0.17)
12/31/2008	14.82	(0.04)	(5.95)	(5.99)	–		(1.33)	7.50	(39.73)	40,314	42	1.16	1.16	(0.32)
Class B
12/31/2012	12.79	0.05	2.24	2.29	–		(0.46)	14.62	17.97	463	39	0.95	0.95	0.35
12/31/2011	12.98	(0.04)	(0.11)	(0.15)	–		(0.04)	12.79	(1.18)	408	56	0.95	0.95	(0.33)
12/31/2010	10.26	(0.03)	2.75	2.72	–		–	12.98	26.51	414	35	0.95	0.95	(0.29)
12/31/2009	7.60	0.00	2.66	2.66	–		–	10.26	35.00	157	33	0.96	0.96	0.01
12/31/2008	14.95	(0.01)	(6.01)	(6.02)	–		(1.33)	7.60	(39.58)	103	42	0.96	0.96	(0.10)
JNL/Ivy Asset Strategy Fund
Class A
12/31/2012 (x)	10.56	0.23	1.59	1.82	(0.01)		–	12.37	17.26	2,044,238	57	1.21	1.21	1.98
12/31/2011	11.43	0.04	(0.90)	(0.86)	(0.01)		–	10.56	(7.49)	1,603,982	60	1.22	1.22	0.34
12/31/2010	10.41	0.09	0.93	1.02	(0.00	)(f)	–	11.43	9.81	975,565	96	1.25	1.25	0.90
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	196,774	16	1.25	1.25	0.52
Class B
12/31/2012 (x)	10.60	0.25	1.59	1.84	(0.03)		–	12.41	17.36	501	57	1.01	1.01	2.16
12/31/2011	11.45	0.06	(0.89)	(0.83)	(0.02)		–	10.60	(7.24)	401	60	1.02	1.02	0.53
12/31/2010	10.41	0.10	0.94	1.04	(0.00	)(f)	–	11.45	10.01	280	96	1.05	1.05	0.95
12/31/2009 *	10.00	0.01	0.40	0.41	–		–	10.41	4.10	203	16	1.05	1.05	0.47

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/JPMorgan International Value Fund
Class A
12/31/2012	$6.35	$0.20	$0.88	$1.08	$(0.32)	$–	$7.11	17.16%	$506,613	63%	1.01%	1.01%	2.95%
12/31/2011	7.52	0.21	(1.17)	(0.96)	(0.21)	–	6.35	(12.87)	586,075	68	1.01	1.01	2.83
12/31/2010	7.17	0.12	0.42	0.54	(0.19)	–	7.52	7.58	607,358	71	1.02	1.02	1.73
12/31/2009	5.72	0.14	1.58	1.72	(0.27)	–	7.17	30.17	549,144	92	1.03	1.03	2.24
12/31/2008	14.35	0.38	(6.85)	(6.47)	(0.25)	(1.91)	5.72	(44.49)	346,379	90	1.01	1.01	3.40
Class B
12/31/2012	6.48	0.21	0.91	1.12	(0.34)	–	7.26	17.42	607	63	0.81	0.81	3.11
12/31/2011	7.68	0.22	(1.20)	(0.98)	(0.22)	–	6.48	(12.84)	498	68	0.81	0.81	2.96
12/31/2010	7.31	0.13	0.44	0.57	(0.20)	–	7.68	7.86	587	71	0.82	0.82	1.91
12/31/2009	5.82	0.16	1.62	1.78	(0.29)	–	7.31	30.60	546	92	0.83	0.83	2.51
12/31/2008	14.57	0.39	(6.95)	(6.56)	(0.28)	(1.91)	5.82	(44.44)	458	90	0.81	0.81	3.55
JNL/JPMorgan MidCap Growth Fund
Class A
12/31/2012	18.84	0.07	2.99	3.06	–	–	21.90	16.24	555,997	89	0.97	0.97	0.31
12/31/2011	20.02	(0.03)	(1.15)	(1.18)	–	–	18.84	(5.89)	439,008	77	0.99	0.99	(0.17)
12/31/2010	15.94	(0.03)	4.11	4.08	–	–	20.02	25.60	232,386	84	1.01	1.01	(0.19)
12/31/2009	11.15	(0.03)	4.82	4.79	–	–	15.94	42.96	163,690	82	1.01	1.01	(0.25)
12/31/2008	20.07	(0.05)	(8.87)	(8.92)	–	–	11.15	(44.44)	91,958	105	1.02	1.02	(0.30)
Class B
12/31/2012	18.98	0.11	3.02	3.13	–	–	22.11	16.49	227	89	0.77	0.77	0.53
12/31/2011	20.30	(0.00)	(1.32)	(1.32)	–	–	18.98	(6.50)	187	77	0.79	0.79	(0.00)
12/31/2010	16.13	0.00	4.17	4.17	–	–	20.30	25.85	185	84	0.81	0.81	0.02
12/31/2009	11.26	(0.01)	4.88	4.87	–	–	16.13	43.25	114	82	0.81	0.81	(0.05)
12/31/2008	20.22	(0.01)	(8.95)	(8.96)	–	–	11.26	(44.31)	158	105	0.82	0.82	(0.08)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/2012	13.90	0.37	0.14	0.51	(0.32)	–	14.09	3.64	1,661,614	9	0.68	0.68	2.63
12/31/2011	12.94	0.43	0.84	1.27	(0.31)	–	13.90	9.83	1,393,976	12	0.70	0.70	3.19
12/31/2010	12.39	0.46	0.45	0.91	(0.36)	–	12.94	7.34	918,334	9	0.71	0.71	3.50
12/31/2009	12.25	0.47	(0.01)	0.46	(0.32)	–	12.39	3.69	693,017	12	0.73	0.73	3.78
12/31/2008	11.74	0.49	0.27	0.76	(0.25)	–	12.25	6.53	680,849	14	0.76	0.76	4.06
Class B
12/31/2012	14.50	0.42	0.14	0.56	(0.34)	–	14.72	3.83	1,005	9	0.48	0.48	2.84
12/31/2011	13.47	0.48	0.88	1.36	(0.33)	–	14.50	10.10	1,323	12	0.50	0.50	3.35
12/31/2010	12.88	0.51	0.46	0.97	(0.38)	–	13.47	7.53	523	9	0.51	0.51	3.72
12/31/2009	12.71	0.48	0.02	0.50	(0.33)	–	12.88	3.92	564	12	0.53	0.53	3.71
12/31/2008	12.16	0.51	0.30	0.81	(0.26)	–	12.71	6.73	897	14	0.56	0.56	4.11
JNL/Lazard Emerging Markets Fund
Class A
12/31/2012	9.83	0.19	1.96	2.15	(0.23)	(0.28)	11.47	22.21	1,409,847	31	1.22	1.22	1.76
12/31/2011	12.09	0.25	(2.39)	(2.14)	(0.12)	–	9.83	(17.75)	1,170,395	25	1.22	1.22	2.27
12/31/2010	9.96	0.19	1.99	2.18	(0.05)	–	12.09	21.91	1,386,967	23	1.23	1.23	1.76
12/31/2009	5.88	0.16	4.06	4.22	(0.14)	–	9.96	71.74	735,862	49	1.27	1.27	1.98
12/31/2008	14.47	0.38	(7.64)	(7.26)	(0.08)	(1.25)	5.88	(50.05)	211,608	64	1.28	1.28	3.21
Class B
12/31/2012	9.87	0.22	1.97	2.19	(0.26)	(0.28)	11.52	22.46	759	31	1.02	1.02	2.01
12/31/2011	12.14	0.28	(2.41)	(2.13)	(0.14)	–	9.87	(17.63)	758	25	1.02	1.02	2.46
12/31/2010	9.98	0.22	2.00	2.22	(0.06)	–	12.14	22.24	1,062	23	1.03	1.03	2.04
12/31/2009	5.89	0.18	4.06	4.24	(0.15)	–	9.98	71.96	775	49	1.07	1.07	2.13
12/31/2008	14.49	0.37	(7.63)	(7.26)	(0.09)	(1.25)	5.89	(49.94)	236	64	1.08	1.08	3.28

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Lazard Mid Cap Equity Fund
Class A
12/31/2012	$10.86	$0.03	$0.81	$0.84	$(0.03)	$–		$11.67	7.74%	$220,777	113%	1.01%	1.01%	0.26%
12/31/2011	11.59	0.03	(0.69)	(0.66)	(0.07)	–		10.86	(5.67)	223,465	86	1.02	1.02	0.30
12/31/2010	9.46	0.08	2.10	2.18	(0.05)	–		11.59	23.07	214,053	82	1.02	1.02	0.83
12/31/2009	6.82	0.07	2.63	2.70	(0.06)	–		9.46	39.65	164,730	79	1.03	1.03	0.86
12/31/2008	11.47	0.15	(4.62)	(4.47)	(0.13)	(0.05)		6.82	(38.96)	125,184	81	1.02	1.02	1.50
Class B
12/31/2012	10.96	0.05	0.81	0.86	(0.05)	–		11.77	7.89	184	113	0.81	0.81	0.46
12/31/2011	11.68	0.06	(0.69)	(0.63)	(0.09)	–		10.96	(5.38)	192	86	0.82	0.82	0.49
12/31/2010	9.53	0.10	2.11	2.21	(0.06)	–		11.68	23.24	176	82	0.82	0.82	1.00
12/31/2009	6.90	0.05	2.65	2.70	(0.07)	–		9.53	39.19	167	79	0.83	0.83	0.61
12/31/2008	11.62	0.17	(4.69)	(4.52)	(0.15)	(0.05)		6.90	(38.88)	2,108	81	0.82	0.82	1.70
JNL/M&G Global Basics Fund
Class A
12/31/2012	13.15	0.19	0.83	1.02	(0.15)	(0.36)		13.66	7.90	215,548	41	1.20	1.20	1.36
12/31/2011	14.98	0.13	(1.90)	(1.77)	(0.03)	(0.03)		13.15	(11.89)	275,623	33	1.21	1.21	0.88
12/31/2010	12.27	0.04	2.80	2.84	(0.08)	(0.05)		14.98	23.19	195,399	18	1.22	1.22	0.31
12/31/2009	8.42	0.05	3.89	3.94	(0.03)	(0.06)		12.27	46.88	29,708	43	1.21	1.21	0.47
12/31/2008 *	10.00	0.00	(1.58)	(1.58)	–	–		8.42	(15.80)	4,703	10	1.24	1.24	(0.03)
Class B
12/31/2012	13.21	0.20	0.86	1.06	(0.19)	(0.36)		13.72	8.14	109	41	1.00	1.00	1.46
12/31/2011	15.02	0.16	(1.91)	(1.75)	(0.03)	(0.03)		13.21	(11.73)	107	33	1.01	1.01	1.07
12/31/2010	12.30	0.06	2.81	2.87	(0.10)	(0.05)		15.02	23.37	115	18	1.02	1.02	0.50
12/31/2009	8.43	0.08	3.89	3.97	(0.04)	(0.06)		12.30	47.19	160	43	1.01	1.01	0.75
12/31/2008 *	10.00	0.00	(1.57)	(1.57)	–	–		8.43	(15.70)	84	10	1.04	1.04	0.17
JNL/M&G Global Leaders Fund
Class A
12/31/2012	10.42	0.14	1.40	1.54	(0.12)	(0.02)		11.82	14.76	47,717	50	1.16	1.16	1.23
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)	(0.72)		10.42	(11.60)	36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)		12.73	13.13	29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	–		11.41	37.43	17,302	39	1.21	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–		8.35	(16.43)	4,501	34	1.23	1.23	0.82
Class B
12/31/2012	10.44	0.16	1.40	1.56	(0.14)	(0.02)		11.84	14.92	155	50	0.96	0.96	1.44
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)	(0.72)		10.44	(11.41)	135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)		12.75	13.36	150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	–		11.42	37.70	126	39	1.01	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–		8.35	(16.40)	84	34	1.03	1.03	1.03
JNL/Mellon Capital Management 10 x 10 Fund(e)
Class A
12/31/2012	7.93	0.21	1.05	1.26	(0.21)	(0.08)		8.90	15.96	314,184	10	0.05	0.05	2.40
12/31/2011	8.22	0.21	(0.38)	(0.17)	(0.12)	–		7.93	(2.09)	276,388	9	0.05	0.05	2.56
12/31/2010	7.19	0.14	1.04	1.18	(0.15)	(0.00	)(f)	8.22	16.43	257,545	8	0.05	0.05	1.90
12/31/2009	6.19	0.21	1.31	1.52	(0.26)	(0.26)		7.19	24.59	194,494	11	0.06	0.06	3.20
12/31/2008	9.92	0.25	(3.85)	(3.60)	(0.07)	(0.06)		6.19	(36.25)	100,370	20	0.06	0.06	3.11
JNL/Mellon Capital Management Index 5 Fund(e)
Class A
12/31/2012	9.31	0.19	1.10	1.29	(0.15)	(0.29)		10.16	13.96	542,692	4	0.05	0.05	1.87
12/31/2011	9.62	0.18	(0.38)	(0.20)	(0.09)	(0.02)		9.31	(2.08)	423,503	9	0.05	0.05	1.86
12/31/2010	8.39	0.14	1.19	1.33	(0.09)	(0.01)		9.62	15.78	332,481	10	0.05	0.05	1.58
12/31/2009	6.83	0.18	1.53	1.71	(0.07)	(0.08)		8.39	25.16	204,951	8	0.06	0.06	2.43
12/31/2008	10.00	0.30	(3.30)	(3.00)	(0.07)	(0.10)		6.83	(29.87)	60,409	23	0.06	0.06	3.49

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Emerging Markets Index Fund
Class A
12/31/2012	$9.08	$0.17	$1.42	$1.59	$(0.00	)(f)	$–		$10.67	17.56%	$402,390	102%	0.79%	0.79%	1.75%
12/31/2011 *	10.00	0.03	(0.95)	(0.92)	–		–		9.08	(9.20)	98,562	38	0.84	0.84	1.01
Class B
12/31/2012	9.08	0.19	1.43	1.62	(0.01)		–		10.69	17.80	142	102	0.59	0.59	1.95
12/31/2011 *	10.00	0.04	(0.96)	(0.92)	–		–		9.08	(9.20)	91	38	0.64	0.64	1.15
JNL/Mellon Capital Management European 30 Fund
Class A
12/31/2012	9.84	0.39	0.45	0.84	(0.36)		(0.16)		10.16	8.64	30,128	72	0.77	0.77	3.93
12/31/2011	11.48	0.49	(1.33)	(0.84)	(0.23)		(0.57)		9.84	(7.35)	21,311	99	0.78	0.78	4.24
12/31/2010	11.30	0.40	(0.16)	0.24	(0.01)		(0.05)		11.48	2.13	18,217	104	0.78	0.78	3.63
12/31/2009	8.59	0.29	3.23	3.52	(0.25)		(0.56)		11.30	41.03	13,238	65	0.78	0.78	2.76
12/31/2008 *	10.00	0.04	(1.41)	(1.37)	(0.04)		–		8.59	(13.74)	2,055	0	0.84	0.84	2.26
Class B
12/31/2012	9.88	0.44	0.42	0.86	(0.37)		(0.16)		10.21	8.89	136	72	0.57	0.57	4.35
12/31/2011	11.51	0.49	(1.30)	(0.81)	(0.25)		(0.57)		9.88	(7.12)	143	99	0.58	0.58	4.24
12/31/2010	11.31	0.41	(0.15)	0.26	(0.01)		(0.05)		11.51	2.31	142	104	0.58	0.58	3.72
12/31/2009	8.59	0.35	3.19	3.54	(0.26)		(0.56)		11.31	41.27	128	65	0.58	0.58	3.65
12/31/2008 *	10.00	0.05	(1.42)	(1.37)	(0.04)		–		8.59	13.71	86	0	0.64	0.64	2.45
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A
12/31/2012	11.88	0.45	0.97	1.42	(0.23)		(0.29)		12.78	12.02	100,248	118	0.75	0.75	3.61
12/31/2011	12.71	0.44	(0.67)	(0.23)	(0.18)		(0.42)		11.88	(1.87)	81,702	121	0.77	0.77	3.56
12/31/2010	11.26	0.36	1.09	1.45	–		(0.00	)(f)	12.71	12.89	38,944	78	0.78	0.78	3.03
12/31/2009	9.60	0.21	2.11	2.32	(0.15)		(0.51)		11.26	24.15	16,625	47	0.78	0.78	1.95
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–		–		9.60	(4.00)	3,299	0	0.82	0.82	0.78
Class B
12/31/2012	11.93	0.48	0.98	1.46	(0.25)		(0.29)		12.85	12.34	247	118	0.55	0.55	3.82
12/31/2011	12.75	0.46	(0.67)	(0.21)	(0.19)		(0.42)		11.93	(1.71)	170	121	0.57	0.57	3.70
12/31/2010	11.28	0.37	1.10	1.47	–		(0.00	)(f)	12.75	13.05	191	78	0.58	0.58	3.16
12/31/2009	9.60	0.26	2.09	2.35	(0.16)		(0.51)		11.28	24.49	136	47	0.58	0.58	2.54
12/31/2008 *	10.00	0.02	(0.42)	(0.40)	–		–		9.60	(4.00)	98	0	0.62	0.62	0.99
JNL/Mellon Capital Management S&P 500 Index Fund
Class A
12/31/2012	10.48	0.20	1.41	1.61	(0.18)		(0.09)		11.82	15.37	1,586,913	5	0.58	0.58	1.74
12/31/2011	10.59	0.16	0.00	0.16	(0.19)		(0.08)		10.48	1.47	1,118,932	16	0.57	0.57	1.49
12/31/2010	9.38	0.15	1.20	1.35	(0.13)		(0.01)		10.59	14.44	1,328,363	2	0.57	0.57	1.51
12/31/2009	7.54	0.14	1.82	1.96	(0.12)		–		9.38	25.97	900,282	4	0.60	0.60	1.76
12/31/2008	12.36	0.19	(4.84)	(4.65)	(0.17)		–		7.54	(37.64)	457,126	7	0.60	0.60	1.80
Class B
12/31/2012	10.68	0.23	1.43	1.66	(0.20)		(0.09)		12.05	15.56	17,633	5	0.38	0.38	1.92
12/31/2011	10.78	0.19	0.00	0.19	(0.21)		(0.08)		10.68	1.77	14,110	16	0.37	0.37	1.71
12/31/2010	9.54	0.17	1.23	1.40	(0.15)		(0.01)		10.78	14.70	12,937	2	0.37	0.37	1.71
12/31/2009	7.66	0.16	1.85	2.01	(0.13)		–		9.54	26.26	10,996	4	0.40	0.40	2.02
12/31/2008	12.57	0.21	(4.93)	(4.72)	(0.19)		–		7.66	(37.57)	8,916	7	0.40	0.40	2.01

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A
12/31/2012	$12.80	$0.16	$2.05	$2.21	$(0.15)	$(0.40)		$14.46	17.24%	$977,712	8%		0.59%	0.59%	1.11%
12/31/2011	13.86	0.10	(0.43)	(0.33)	(0.09)	(0.64)		12.80	(2.14)	658,163	24		0.59	0.59	0.68
12/31/2010	11.17	0.08	2.80	2.88	(0.08)	(0.11)		13.86	25.83	664,777	12		0.60	0.60	0.64
12/31/2009	8.17	0.13	2.98	3.11	(0.11)	–		11.17	38.03	469,779	14		0.61	0.61	1.35
12/31/2008	14.78	0.17	(5.75)	(5.58)	(0.13)	(0.90)		8.17	(37.58)	284,426	30		0.61	0.61	1.35
Class B
12/31/2012	12.98	0.18	2.09	2.27	(0.18)	(0.40)		14.67	17.50	7,800	8		0.39	0.39	1.27
12/31/2011	14.05	0.13	(0.44)	(0.31)	(0.12)	(0.64)		12.98	(1.99)	6,541	24		0.39	0.39	0.89
12/31/2010	11.30	0.10	2.86	2.96	(0.10)	(0.11)		14.05	26.19	6,033	12		0.40	0.40	0.84
12/31/2009	8.26	0.14	3.03	3.17	(0.13)	–		11.30	38.34	4,541	14		0.41	0.41	1.55
12/31/2008	14.95	0.20	(5.83)	(5.63)	(0.16)	(0.90)		8.26	(37.51)	2,613	30		0.41	0.41	1.55
JNL/Mellon Capital Management Small Cap Index Fund
Class A
12/31/2012	11.56	0.22	1.62	1.84	(0.21)	(0.37)		12.82	15.89	1,064,003	17		0.58	0.58	1.76
12/31/2011	12.61	0.10	(0.65)	(0.55)	(0.10)	(0.40)		11.56	(4.34)	761,311	15		0.59	0.59	0.83
12/31/2010	10.04	0.10	2.54	2.64	(0.07)	–		12.61	26.32	709,661	14		0.60	0.60	0.91
12/31/2009	7.97	0.09	2.10	2.19	(0.07)	(0.05)		10.04	27.54	470,449	17		0.61	0.61	1.08
12/31/2008	13.53	0.11	(4.87)	(4.76)	(0.15)	(0.65)		7.97	(35.01)	241,444	29		0.61	0.61	0.96
Class B
12/31/2012	11.69	0.24	1.65	1.89	(0.24)	(0.37)		12.97	16.15	11,377	17		0.38	0.38	1.87
12/31/2011	12.75	0.14	(0.68)	(0.54)	(0.12)	(0.40)		11.69	(4.20)	10,611	15		0.39	0.39	1.11
12/31/2010	10.14	0.12	2.57	2.69	(0.08)	–		12.75	26.58	5,158	14		0.40	0.40	1.08
12/31/2009	8.05	0.11	2.11	2.22	(0.08)	(0.05)		10.14	27.68	3,916	17		0.41	0.41	1.30
12/31/2008	13.66	0.14	(4.92)	(4.78)	(0.18)	(0.65)		8.05	(34.83)	2,299	29		0.41	0.41	1.17
JNL/Mellon Capital Management International Index Fund
Class A
12/31/2012	10.62	0.33	1.58	1.91	(0.31)	–		12.22	18.02	1,734,284	2		0.65	0.65	2.93
12/31/2011	12.48	0.35	(1.89)	(1.54)	(0.32)	–		10.62	(12.26)	1,144,242	5		0.65	0.65	2.91
12/31/2010	11.90	0.26	0.55	0.81	(0.23)	–		12.48	6.81	1,066,567	2		0.67	0.67	2.23
12/31/2009	9.41	0.25	2.50	2.75	(0.26)	(0.00	)(f)	11.90	29.28	721,755	2		0.69	0.69	2.43
12/31/2008	17.55	0.47	(8.00)	(7.53)	(0.30)	(0.31)		9.41	(42.92)	369,368	15		0.65	0.65	3.31
Class B
12/31/2012	10.96	0.38	1.62	2.00	(0.33)	–		12.63	18.28	23,298	2		0.45	0.45	3.21
12/31/2011	12.87	0.39	(1.95)	(1.56)	(0.35)	–		10.96	(12.09)	19,988	5		0.45	0.45	3.14
12/31/2010	12.26	0.30	0.56	0.86	(0.25)	–		12.87	7.01	21,720	2		0.47	0.47	2.48
12/31/2009	9.68	0.30	2.56	2.86	(0.28)	(0.00	)(f)	12.26	29.57	18,284	2		0.49	0.49	2.83
12/31/2008	18.04	0.52	(8.24)	(7.72)	(0.33)	(0.31)		9.68	(42.82)	6,256	15		0.45	0.45	3.55
JNL/Mellon Capital Management Bond Index Fund
Class A
12/31/2012	12.11	0.24	0.19	0.43	(0.27)	(0.05)		12.22	3.61	1,826,770	63	(p)	0.56	0.56	1.98
12/31/2011	11.73	0.31	0.53	0.84	(0.34)	(0.12)		12.11	7.15	1,549,529	94	(p)	0.57	0.57	2.57
12/31/2010	11.39	0.34	0.32	0.66	(0.30)	(0.02)		11.73	5.87	1,328,699	83	(p)	0.57	0.57	2.86
12/31/2009	11.07	0.42	0.21	0.63	(0.30)	(0.01)		11.39	5.65	793,123	87	(p)	0.60	0.60	3.67
12/31/2008	11.16	0.52	(0.10)	0.42	(0.51)	–		11.07	3.79	379,239	51	(p)	0.61	0.61	4.60
Class B
12/31/2012	12.48	0.28	0.20	0.48	(0.30)	(0.05)		12.61	3.85	4,559	63	(p)	0.36	0.36	2.18
12/31/2011	12.08	0.34	0.55	0.89	(0.37)	(0.12)		12.48	7.31	4,345	94	(p)	0.37	0.37	2.75
12/31/2010	11.71	0.38	0.34	0.72	(0.33)	(0.02)		12.08	6.14	2,865	83	(p)	0.37	0.37	3.08
12/31/2009	11.36	0.46	0.21	0.67	(0.31)	(0.01)		11.71	5.90	2,647	87	(p)	0.40	0.40	3.92
12/31/2008	11.44	0.56	(0.11)	0.45	(0.53)	–		11.36	3.98	1,596	51	(p)	0.41	0.41	4.81

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Global Alpha Fund
Class A
12/31/2012	$10.57	$(0.14)	$(0.06)	$(0.20)	$–	$(0.17)		$10.20	(1.89)%	$488,407	0%		1.35%		1.35%		(1.29)%
12/31/2011	10.47	(0.14)	0.44	0.30	(0.08)	(0.12)		10.57	2.88	515,337	0		1.35		1.35		(1.29)
12/31/2010	9.88	(0.12)	0.71	0.59	–	(0.00	)(f)	10.47	6.00	200,918	0		1.36		1.36		(1.20)
12/31/2009 *	10.00	(0.03)	(0.09)	(0.12)	–	–		9.88	(1.20)	62,275	0		1.35		1.35		(1.28)
Class B
12/31/2012	10.62	(0.12)	(0.07)	(0.19)	–	(0.17)		10.26	(1.78)	219	0		1.15		1.15		(1.09)
12/31/2011	10.49	(0.12)	0.46	0.34	(0.09)	(0.12)		10.62	3.22	247	0		1.15		1.15		(1.09)
12/31/2010	9.89	(0.10)	0.70	0.60	–	(0.00	)(f)	10.49	6.09	196	0		1.16		1.16		(1.01)
12/31/2009 *	10.00	(0.03)	(0.08)	(0.11)	–	–		9.89	(1.10)	109	0		1.15		1.15		(1.09)
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Class A
12/31/2012 *	10.00	0.09	0.13	0.22	–	–		10.22	2.20	78,005	61		0.70		0.70		1.37
Class B
12/31/2012 *	10.00	0.10	0.13	0.23	–	–		10.23	2.30	105	61		0.50		0.50		1.50
JNL/Morgan Stanley Mid Cap Growth Fund
Class A
12/31/2012 *	10.00	0.04	(0.45)	(0.41)	(0.04)	–		9.55	(4.13)	17,008	28		1.11		1.11		0.59
Class B
12/31/2012 *	10.00	0.05	(0.45)	(0.40)	(0.05)	–		9.55	(4.05)	96	28		0.91		0.91		0.86
JNL/Neuberger Berman Strategic Income Fund
Class A
12/31/2012 *	10.00	0.13	0.41	0.54	–	–		10.54	5.40	80,917	76	(q)	0.95		0.95		1.93
Class B
12/31/2012 *	10.00	0.14	0.41	0.55	–	–		10.55	5.50	121	76	(q)	0.75		0.75		2.09
JNL/Oppenheimer Global Growth Fund
Class A
12/31/2012	9.55	0.14	1.82	1.96	(0.11)	–		11.40	20.54	636,096	34		1.01		1.01		1.33
12/31/2011	10.47	0.13	(0.99)	(0.86)	(0.06)	–		9.55	(8.22)	546,730	19		1.01		1.01		1.25
12/31/2010	9.14	0.09	1.31	1.40	(0.07)	–		10.47	15.38	401,636	25		1.06		1.06		0.97
12/31/2009	7.00	0.10	2.65	2.75	(0.12)	(0.49)		9.14	39.42	289,972	21		1.06		1.06		1.19
12/31/2008	14.97	0.21	(6.42)	(6.21)	(0.17)	(1.59)		7.00	(40.86)	176,084	22		1.06		1.06		1.71
Class B
12/31/2012	9.66	0.16	1.85	2.01	(0.13)	–		11.54	20.82	839	34		0.81		0.81		1.49
12/31/2011	10.59	0.15	(1.01)	(0.86)	(0.07)	–		9.66	(8.11)	631	19		0.81		0.81		1.40
12/31/2010	9.23	0.11	1.34	1.45	(0.09)	–		10.59	15.68	616	25		0.86		0.86		1.16
12/31/2009	7.07	0.11	2.68	2.79	(0.14)	(0.49)		9.23	39.58	507	21		0.86		0.86		1.40
12/31/2008	15.11	0.22	(6.46)	(6.24)	(0.21)	(1.59)		7.07	(40.69)	340	22		0.86		0.86		1.82
JNL/PIMCO Real Return Fund
Class A
12/31/2012	12.83	0.13	0.96	1.09	(0.25)	(0.78)		12.89	8.43	3,083,176	85		0.85	(k)	0.85	(k)	0.98
12/31/2011	12.06	0.21	1.20	1.41	(0.11)	(0.53)		12.83	11.71	2,714,541	443		0.81	(k)	0.81	(k)	1.65
12/31/2010	11.57	0.17	0.72	0.89	(0.17)	(0.23)		12.06	7.72	1,794,823	536		0.82		0.82		1.36
12/31/2009	10.10	0.30	1.44	1.74	(0.27)	–		11.57	17.25	1,189,828	722		0.81		0.81		2.69
12/31/2008	11.09	0.39	(0.82)	(0.43)	(0.16)	(0.40)		10.10	(3.73)	663,938	2,289		0.81		0.81		3.44
Class B
12/31/2012	12.93	0.16	0.97	1.13	(0.27)	(0.78)		13.01	8.67	952	85		0.65	(k)	0.65	(k)	1.20
12/31/2011	12.15	0.23	1.20	1.43	(0.12)	(0.53)		12.93	11.84	513	443		0.61	(k)	0.61	(k)	1.76
12/31/2010	11.64	0.19	0.73	0.92	(0.18)	(0.23)		12.15	7.96	263	536		0.62		0.62		1.57
12/31/2009	10.13	0.32	1.48	1.80	(0.29)	–		11.64	17.76	237	722		0.61		0.61		2.97
12/31/2008	11.11	0.41	(0.82)	(0.41)	(0.17)	(0.40)		10.13	(3.57)	350	2,289		0.61		0.61		3.63

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
JNL/PIMCO Total Return Bond Fund
Class A
12/31/2012	$12.57	$0.24	$0.76	$1.00	$(0.25)		$(0.26)	$13.06	8.00%	$5,788,043	448%	0.80	%(k)	0.80	%(k)	1.79%
12/31/2011	12.35	0.30	0.31	0.61	(0.37)		(0.02)	12.57	4.91	3,843,292	500	0.80	(k)	0.80	(k)	2.35
12/31/2010	12.19	0.26	0.65	0.91	(0.27)		(0.48)	12.35	7.57	3,248,237	489	0.81		0.81		2.05
12/31/2009	11.07	0.48	1.24	1.72	(0.29)		(0.31)	12.19	15.45	2,348,470	177	0.81		0.81		4.04
12/31/2008	12.04	0.51	(0.48)	0.03	(0.53)		(0.47)	11.07	0.40	1,325,740	660	0.81		0.81		4.22
Class B
12/31/2012	13.37	0.28	0.81	1.09	(0.27)		(0.26)	13.93	8.21	24,851	448	0.60	(k)	0.60	(k)	2.00
12/31/2011	13.11	0.34	0.33	0.67	(0.39)		(0.02)	13.37	5.12	17,968	500	0.60	(k)	0.60	(k)	2.55
12/31/2010	12.89	0.30	0.69	0.99	(0.29)		(0.48)	13.11	7.79	15,912	489	0.61		0.61		2.24
12/31/2009	11.67	0.53	1.30	1.83	(0.30)		(0.31)	12.89	15.66	14,110	177	0.61		0.61		4.21
12/31/2008	12.64	0.56	(0.51)	0.05	(0.55)		(0.47)	11.67	0.57	9,891	660	0.61		0.61		4.40
JNL/PPM America Floating Rate Income Fund
Class A
12/31/2012	10.07	0.44	0.35	0.79	(0.26)		–	10.60	7.82	659,373	55	1.00		1.00		4.17
12/31/2011 *	10.00	0.36	(0.29)	0.07	–		–	10.07	0.70	445,716	57	1.00		1.00		3.64
JNL/PPM America High Yield Bond Fund
Class A
12/31/2012	6.51	0.49	0.60	1.09	(0.39)		–	7.21	16.75	2,193,974	73	0.74		0.74		6.87
12/31/2011	6.67	0.50	(0.19)	0.31	(0.47)		–	6.51	4.67	1,261,007	46	0.75		0.75		7.21
12/31/2010	6.15	0.52	0.44	0.96	(0.44)		–	6.67	15.63	900,088	66	0.76		0.76		7.81
12/31/2009	4.46	0.50	1.56	2.06	(0.37)		–	6.15	46.30	566,513	50	0.78		0.78		8.87
12/31/2008	7.43	0.59	(2.93)	(2.34)	(0.63)		–	4.46	(30.75)	188,010	78	0.79		0.79		8.82
Class B
12/31/2012	7.23	0.56	0.66	1.22	(0.40)		–	8.05	16.90	11,478	73	0.54		0.54		7.10
12/31/2011	7.35	0.56	(0.20)	0.36	(0.48)		–	7.23	4.96	8,751	46	0.55		0.55		7.41
12/31/2010	6.74	0.58	0.48	1.06	(0.45)		–	7.35	15.76	7,612	66	0.56		0.56		8.03
12/31/2009	4.86	0.55	1.71	2.26	(0.38)		–	6.74	46.58	5,989	50	0.58		0.58		9.22
12/31/2008	8.02	0.65	(3.17)	(2.52)	(0.64)		–	4.86	(30.65)	3,280	78	0.59		0.59		9.09
JNL/PPM America Mid Cap Value Fund
Class A
12/31/2012	9.78	0.11	1.47	1.58	(0.05)		(0.67)	10.64	16.43	153,777	71	1.06		1.06		0.99
12/31/2011	10.69	0.05	(0.84)	(0.79)	(0.01)		(0.11)	9.78	(7.41)	117,872	68	1.06		1.06		0.48
12/31/2010	8.25	0.03	2.41	2.44	(0.00	)(f)	–	10.69	29.58	86,297	73	1.06		1.06		0.29
12/31/2009	5.62	0.05	2.61	2.66	(0.03)		–	8.25	47.38	20,020	89	1.06		1.06		0.77
12/31/2008 *	10.00	0.07	(4.37)	(4.30)	(0.08)		–	5.62	(43.00)	5,011	154	1.06		1.06		1.05
Class B
12/31/2012	9.80	0.13	1.48	1.61	(0.07)		(0.67)	10.67	16.70	162	71	0.86		0.86		1.18
12/31/2011	10.70	0.07	(0.84)	(0.77)	(0.02)		(0.11)	9.80	(7.23)	150	68	0.86		0.86		0.69
12/31/2010	8.25	0.04	2.41	2.45	(0.00	)(f)	–	10.70	29.70	122	73	0.86		0.86		0.43
12/31/2009	5.61	0.06	2.62	2.68	(0.04)		–	8.25	47.82	92	89	0.86		0.86		0.99
12/31/2008 *	10.00	0.08	(4.38)	(4.30)	(0.09)		–	5.61	(42.94)	58	154	0.86		0.86		1.28

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Small Cap Value Fund
Class A
12/31/2012	$8.41	$0.08	$1.57	$1.65	$(0.09)		$(0.23)	$9.74	19.68%	$99,004	86%	1.06%	1.06%	0.91%
12/31/2011	10.13	0.03	(0.90)	(0.87)	(0.02)		(0.83)	8.41	(8.02)	68,493	75	1.06	1.06	0.26
12/31/2010	8.37	0.03	2.28	2.31	(0.01)		(0.54)	10.13	27.71	61,362	67	1.06	1.06	0.32
12/31/2009	6.27	0.04	2.09	2.13	(0.03)		–	8.37	33.97	15,861	114	1.06	1.06	0.60
12/31/2008 *	10.00	0.06	(3.75)	(3.69)	(0.04)		–	6.27	(36.85)	8,356	66	1.06	1.06	1.02
Class B
12/31/2012	8.43	0.10	1.58	1.68	(0.12)		(0.23)	9.76	19.93	6,729	86	0.86	0.86	1.10
12/31/2011	10.15	0.05	(0.90)	(0.85)	(0.04)		(0.83)	8.43	(7.84)	6,119	75	0.86	0.86	0.46
12/31/2010	8.38	0.04	2.29	2.33	(0.02)		(0.54)	10.15	27.91	6,170	67	0.86	0.86	0.46
12/31/2009	6.27	0.05	2.10	2.15	(0.04)		–	8.38	34.30	3,850	114	0.86	0.86	0.68
12/31/2008 *	10.00	0.07	(3.75)	(3.68)	(0.05)		–	6.27	(36.75)	87	66	0.86	0.86	1.15
JNL/PPM America Value Equity Fund
Class A
12/31/2012	11.36	0.21	1.57	1.78	(0.18)		–	12.96	15.66	118,286	39	0.86	0.86	1.63
12/31/2011	12.15	0.17	(0.82)	(0.65)	(0.14)		–	11.36	(5.26)	102,336	50	0.86	0.86	1.39
12/31/2010	10.46	0.14	1.68	1.82	(0.13)		–	12.15	17.46	113,586	36	0.86	0.86	1.29
12/31/2009	7.57	0.14	3.23	3.37	(0.48)		–	10.46	44.58	93,660	63	0.86	0.86	1.65
12/31/2008	19.15	0.35	(9.54)	(9.19)	(0.39)		(2.00)	7.57	(47.21)	87,770	96	0.86	0.86	2.28
Class B
12/31/2012	11.40	0.23	1.59	1.82	(0.21)		–	13.01	15.92	369	39	0.66	0.66	1.83
12/31/2011	12.19	0.18	(0.80)	(0.62)	(0.17)		–	11.40	(5.06)	264	50	0.66	0.66	1.47
12/31/2010	10.50	0.15	1.69	1.84	(0.15)		–	12.19	17.55	372	36	0.66	0.66	1.37
12/31/2009	7.62	0.16	3.24	3.40	(0.52)		–	10.50	44.72	675	63	0.66	0.66	1.61
12/31/2008	19.30	0.37	(9.61)	(9.24)	(0.44)		(2.00)	7.62	(47.07)	76	96	0.66	0.66	2.53
JNL/Red Rocks Listed Private Equity Fund
Class A
12/31/2012	7.25	0.15	2.04	2.19	–		(0.11)	9.33	30.26	684,236	31	1.17	1.17	1.79
12/31/2011	10.07	0.19	(1.96)	(1.77)	(0.85)		(0.20)	7.25	(17.97)	602,339	65	1.17	1.17	1.88
12/31/2010	8.03	0.07	2.04	2.11	(0.02)		(0.05)	10.07	26.32	643,051	24	1.18	1.18	0.76
12/31/2009	5.91	0.07	2.31	2.38	(0.25)		(0.01)	8.03	40.33	223,873	34	1.20	1.20	0.92
12/31/2008 *	10.00	0.04	(4.10)	(4.06)	(0.03	)(r)	–	5.91	(40.56)	15,265	6	1.22	1.22	2.55
Class B
12/31/2012	7.28	0.17	2.06	2.23	–		(0.11)	9.40	30.69	430	31	0.97	0.97	2.00
12/31/2011	10.10	0.22	(1.98)	(1.76)	(0.86)		(0.20)	7.28	(17.83)	402	65	0.97	0.97	2.23
12/31/2010	8.04	0.07	2.06	2.13	(0.02)		(0.05)	10.10	26.53	234	24	0.98	0.98	0.85
12/31/2009	5.91	0.09	2.31	2.40	(0.26)		(0.01)	8.04	40.62	156	34	1.00	1.00	1.36
12/31/2008 *	10.00	0.03	(4.08)	(4.05)	(0.04	)(r)	–	5.91	(40.54)	66	6	1.02	1.02	1.82
JNL/S&P Competitive Advantage Fund
Class A
12/31/2012	10.95	0.14	1.68	1.82	(0.07)		(0.16)	12.54	16.63	824,193	58	0.69	0.69	1.17
12/31/2011	10.70	0.13	0.99	1.12	(0.09)		(0.78)	10.95	10.53	534,406	67	0.70	0.70	1.17
12/31/2010	9.95	0.14	1.11	1.25	(0.08)		(0.42)	10.70	12.63	296,032	77	0.71	0.71	1.35
12/31/2009	6.90	0.11	2.94	3.05	(0.00	)(f)	–	9.95	44.22	254,695	101	0.72	0.72	1.28
12/31/2008	9.92	0.16	(3.08)	(2.92)	(0.10)		–	6.90	(29.40)	90,399	97	0.71	0.71	1.81
Class B
12/31/2012	10.95	0.21	1.64	1.85	(0.08)		(0.16)	12.56	16.91	531	58	0.49	0.49	1.70
12/31/2011	10.70	0.15	0.98	1.13	(0.10)		(0.78)	10.95	10.65	102	67	0.50	0.50	1.38
12/31/2010	9.94	0.16	1.12	1.28	(0.10)		(0.42)	10.70	12.87	59	77	0.51	0.51	1.55
12/31/2009	6.87	0.14	2.93	3.07	(0.00	)(f)	–	9.94	44.70	50	101	0.52	0.52	1.57
12/31/2008	9.92	0.15	(3.08)	(2.93)	(0.12)		–	6.87	(29.59)	14	97	0.51	0.51	1.61

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Dividend Income & Growth Fund
Class A
12/31/2012	$10.70	$0.38	$0.99	$1.37	$(0.18)		$(0.50)		$11.39	12.81%	$1,267,104	55%	0.67%	0.67%	3.30%
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(f)	–		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(f)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
Class B
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)		11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(f)	–		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(f)	7.03	(25.79)	120	64	0.51	0.51	4.41
JNL/S&P Intrinsic Value Fund
Class A
12/31/2012	9.90	0.20	1.20	1.40	(0.11)		(0.26)		10.93	14.11	698,722	75	0.69	0.69	1.90
12/31/2011	9.97	0.16	0.50	0.66	(0.08)		(0.65)		9.90	6.52	568,684	104	0.70	0.70	1.51
12/31/2010	9.75	0.15	1.24	1.39	(0.08)		(1.09)		9.97	14.39	319,617	103	0.71	0.71	1.52
12/31/2009	6.21	0.11	3.43	3.54	(0.00	)(f)	–		9.75	57.04	246,578	151	0.72	0.72	1.40
12/31/2008	9.91	0.15	(3.70)	(3.55)	(0.09)		(0.06)		6.21	(35.84)	96,643	98	0.71	0.71	1.88
Class B
12/31/2012	10.00	0.25	1.18	1.43	(0.12)		(0.26)		11.05	14.31	421	75	0.49	0.49	2.28
12/31/2011	10.05	0.17	0.52	0.69	(0.09)		(0.65)		10.00	6.77	196	104	0.50	0.50	1.62
12/31/2010	9.80	0.17	1.26	1.43	(0.09)		(1.09)		10.05	14.74	100	103	0.51	0.51	1.68
12/31/2009	6.21	0.12	3.47	3.59	(0.00	)(f)	–		9.80	57.84	108	151	0.52	0.52	1.45
12/31/2008	9.91	0.14	(3.68)	(3.54)	(0.10)		(0.06)		6.21	(35.73)	35	98	0.51	0.51	1.55
JNL/S&P Total Yield Fund
Class A
12/31/2012	8.66	0.20	1.69	1.89	(0.09)		(0.10)		10.36	21.83	518,667	74	0.70	0.70	2.03
12/31/2011	9.74	0.14	(0.66)	(0.52)	(0.10)		(0.46)		8.66	(5.40)	368,696	76	0.70	0.70	1.47
12/31/2010	9.10	0.16	0.75	0.91	(0.07)		(0.20)		9.74	10.08	281,137	88	0.71	0.71	1.71
12/31/2009	6.37	0.10	2.63	2.73	(0.00	)(f)	–		9.10	42.88	212,981	126	0.72	0.72	1.28
12/31/2008	10.07	0.20	(3.79)	(3.59)	(0.11)		(0.00	)(f)	6.37	(35.67)	103,601	115	0.71	0.71	2.38
Class B
12/31/2012	8.68	0.21	1.71	1.92	(0.10)		(0.10)		10.40	22.16	128	74	0.50	0.50	2.18
12/31/2011	9.76	0.16	(0.67)	(0.51)	(0.11)		(0.46)		8.68	(5.27)	126	76	0.50	0.50	1.66
12/31/2010	9.11	0.18	0.75	0.93	(0.08)		(0.20)		9.76	10.30	65	88	0.51	0.51	1.90
12/31/2009	6.37	0.11	2.63	2.74	(0.00	)(f)	–		9.11	43.04	55	126	0.52	0.52	1.50
12/31/2008	10.07	0.20	(3.78)	(3.58)	(0.12)		(0.00	)(f)	6.37	(35.58)	88	115	0.51	0.51	2.35
JNL/S&P 4 Fund(e)
Class A
12/31/2012	10.92	0.12	1.64	1.76	(0.22)		(0.46)		12.00	16.23	1,284,464	10	0.05	0.05	0.97
12/31/2011	10.86	0.11	0.53	0.64	(0.53)		(0.05)		10.92	5.87	1,009,149	13	0.05	0.05	0.97
12/31/2010	9.55	0.09	1.23	1.32	–		(0.01)		10.86	13.79	843,945	10	0.05	0.05	0.90
12/31/2009	6.79	(0.00)	2.84	2.84	(0.08)		(0.00	)(f)	9.55	41.85	627,405	12	0.06	0.06	(0.03)
12/31/2008	9.93	0.21	(3.35)	(3.14)	(0.00	)(f)	–		6.79	(31.62)	265,183	15	0.06	0.06	2.54
JNL/S&P Managed Conservative Fund(e)
Class A
12/31/2012	10.96	0.17	0.79	0.96	(0.26)		(0.15)		11.51	8.77	1,840,028	18	0.15	0.15	1.47
12/31/2011	11.00	0.17	0.17	0.34	(0.23)		(0.15)		10.96	3.12	1,298,317	35	0.16	0.16	1.48
12/31/2010	10.34	0.18	0.72	0.90	(0.24)		–		11.00	8.70	979,568	9	0.17	0.17	1.67
12/31/2009	9.35	0.26	1.00	1.26	(0.17)		(0.10)		10.34	13.53	623,958	11	0.18	0.18	2.66
12/31/2008	11.47	0.32	(1.90)	(1.58)	(0.39)		(0.15)		9.35	(13.75)	407,426	30	0.19	0.19	2.95

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/S&P Managed Moderate Fund(e)
Class A
12/31/2012	$11.18	$0.16	$1.06	$1.22	$(0.21)		$(0.35)		$11.84	10.92%	$2,913,234	30%	0.14%	0.14%	1.30%
12/31/2011	11.39	0.14	(0.04)	0.10	(0.21)		(0.10)		11.18	0.84	2,129,486	28	0.15	0.15	1.24
12/31/2010	10.41	0.15	1.02	1.17	(0.19)		–		11.39	11.30	1,665,098	5	0.15	0.15	1.41
12/31/2009	8.97	0.25	1.43	1.68	(0.12)		(0.12)		10.41	18.63	1,021,335	6	0.17	0.17	2.57
12/31/2008	12.21	0.26	(2.85)	(2.59)	(0.41)		(0.24)		8.97	(21.24)	557,615	28	0.18	0.18	2.36
JNL/S&P Managed Moderate Growth Fund(e)
Class A
12/31/2012	11.27	0.14	1.41	1.55	(0.18)		(0.40)		12.24	13.74	4,800,412	34	0.14	0.14	1.15
12/31/2011	11.80	0.14	(0.29)	(0.15)	(0.18)		(0.20)		11.27	(1.27)	3,519,718	23	0.14	0.14	1.19
12/31/2010	10.54	0.13	1.26	1.39	(0.13)		–		11.80	13.18	2,861,191	6	0.15	0.15	1.16
12/31/2009	8.79	0.21	1.86	2.07	(0.07)		(0.25)		10.54	23.46	1,774,984	13	0.16	0.16	2.14
12/31/2008	13.20	0.17	(3.80)	(3.63)	(0.27)		(0.51)		8.79	(27.50)	997,961	28	0.16	0.16	1.45
JNL/S&P Managed Growth Fund(e)
Class A
12/31/2012	10.70	0.12	1.52	1.64	(0.14)		(0.36)		11.84	15.34	3,263,336	26	0.14	0.14	1.03
12/31/2011	11.18	0.11	(0.46)	(0.35)	(0.08)		(0.05)		10.70	(3.14)	2,482,133	19	0.14	0.14	0.98
12/31/2010	9.71	0.08	1.49	1.57	(0.10)		–		11.18	16.12	2,140,816	7	0.15	0.15	0.75
12/31/2009	7.94	0.14	2.09	2.23	(0.16)		(0.30)		9.71	28.06	1,479,759	8	0.16	0.16	1.55
12/31/2008	13.84	0.10	(5.00)	(4.90)	(0.07)		(0.93)		7.94	(35.36)	808,800	32	0.16	0.16	0.80
JNL/S&P Managed Aggressive Growth Fund(e)
Class A
12/31/2012	11.51	0.11	1.71	1.82	(0.11)		–		13.22	15.84	1,091,906	24	0.16	0.16	0.86
12/31/2011	12.17	0.10	(0.68)	(0.58)	(0.08)		–		11.51	(4.79)	843,436	20	0.16	0.16	0.84
12/31/2010	10.46	0.08	1.71	1.79	(0.08)		–		12.17	17.09	788,664	11	0.17	0.17	0.76
12/31/2009	8.39	0.10	2.51	2.61	(0.21)		(0.33)		10.46	31.05	582,868	19	0.19	0.19	1.07
12/31/2008	14.89	0.06	(5.90)	(5.84)	(0.05)		(0.61)		8.39	(39.16)	414,718	42	0.18	0.18	0.50
JNL/T. Rowe Price Established Growth Fund
Class A
12/31/2012	20.97	0.03	3.92	3.95	–		–		24.92	18.84	2,497,336	29	0.87	0.87	0.11
12/31/2011	21.22	(0.02)	(0.23)	(0.25)	–		–		20.97	(1.18)	1,802,773	28	0.87	0.87	(0.11)
12/31/2010	18.18	(0.02)	3.07	3.05	(0.01)		–		21.22	16.76	1,475,748	35	0.88	0.88	(0.10)
12/31/2009	12.70	0.02	5.50	5.52	(0.04)		–		18.18	43.49	916,445	62	0.91	0.91	0.12
12/31/2008	22.49	0.06	(9.69)	(9.63)	(0.02)		(0.14)		12.70	(42.85)	581,447	54	0.90	0.90	0.30
Class B
12/31/2012	21.26	0.07	3.98	4.05	–		–		25.31	19.05	42,448	29	0.67	0.67	0.29
12/31/2011	21.47	0.02	(0.23)	(0.21)	–		–		21.26	(0.98)	35,832	28	0.67	0.67	0.08
12/31/2010	18.37	0.02	3.11	3.13	(0.03)		–		21.47	17.02	35,881	35	0.68	0.68	0.09
12/31/2009	12.83	0.05	5.57	5.62	(0.08)		–		18.37	43.79	30,411	62	0.71	0.71	0.33
12/31/2008	22.69	0.09	(9.79)	(9.70)	(0.02)		(0.14)		12.83	(42.75)	19,925	54	0.70	0.70	0.50
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/2012	26.86	(0.04)	3.69	3.65	(0.06)		(1.31)		29.14	13.59	1,729,982	33	1.01	1.01	(0.12)
12/31/2011	29.78	(0.14)	(0.32)	(0.46)	(0.00	)(f)	(2.46)		26.86	(1.46)	1,437,209	38	1.01	1.01	(0.47)
12/31/2010	23.79	0.00	6.62	6.62	(0.04)		(0.59)		29.78	27.86	1,366,836	27	1.01	1.01	0.01
12/31/2009	16.20	(0.05)	7.65	7.60	–		(0.01	)(s)	23.79	46.93	820,894	32	1.02	1.02	(0.26)
12/31/2008	30.37	(0.04)	(12.33)	(12.37)	–		(1.80)		16.20	(40.68)	425,184	37	1.02	1.02	(0.14)
Class B
12/31/2012	27.44	0.02	3.78	3.80	(0.12)		(1.31)		29.81	13.83	41,608	33	0.81	0.81	0.06
12/31/2011	30.31	(0.08)	(0.32)	(0.40)	(0.01)		(2.46)		27.44	(1.25)	38,236	38	0.81	0.81	(0.27)
12/31/2010	24.19	0.05	6.74	6.79	(0.08)		(0.59)		30.31	28.10	38,125	27	0.81	0.81	0.17
12/31/2009	16.44	(0.01)	7.77	7.76	–		(0.01	)(s)	24.19	47.22	28,372	32	0.82	0.82	(0.05)
12/31/2008	30.71	0.01	(12.48)	(12.47)	–		(1.80)		16.44	(40.56)	17,811	37	0.82	0.82	0.05

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)				Distributions from				Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/T. Rowe Price Short-Term Bond Fund
Class A
12/31/2012	$9.91	$0.11		$0.13	$0.24	$(0.09)		$–	$10.06	2.44%	$2,018,886	45%		0.71%	0.71%	1.08%
12/31/2011	9.88	0.14	(w)	0.00 (w)	0.14	(0.11)		–	9.91	1.38	1,220,682	50		0.72	0.72	1.41	(w)
12/31/2010	9.71	0.17	(w)	0.11 (w)	0.28	(0.11)		–	9.88	2.94	872,892	54		0.72	0.72	1.67	(w)
12/31/2009	9.36	0.25		0.47	0.72	(0.28)		(0.09)	9.71	7.64	484,832	102		0.74	0.74	2.56
12/31/2008	10.49	0.40		(1.04)	(0.64)	(0.45)		(0.04)	9.36	(5.97)	295,409	134		0.74	0.74	3.86
Class B
12/31/2012	9.99	0.14		0.12	0.26	(0.10)		–	10.15	2.64	206	45		0.51	0.51	1.36
12/31/2011	9.95	0.16	(w)	0.00 (w)	0.16	(0.12)		–	9.99	1.58	284	50		0.52	0.52	1.54	(w)
12/31/2010	9.76	0.19	(w)	0.12 (w)	0.31	(0.12)		–	9.95	3.22	88	54		0.52	0.52	1.87	(w)
12/31/2009	9.41	0.26		0.47	0.73	(0.29)		(0.09)	9.76	7.74	211	102		0.54	0.54	2.57
12/31/2008	10.53	0.42		(1.03)	(0.61)	(0.47)		(0.04)	9.41	(5.66)	50	134		0.54	0.54	4.05
JNL/T. Rowe Price Value Fund
Class A
12/31/2012	10.47	0.20		1.82	2.02	(0.15)		–	12.34	19.33	1,565,619	62		0.92	0.93	1.76
12/31/2011	10.84	0.17		(0.39)	(0.22)	(0.15)		–	10.47	(2.07)	1,305,413	51		0.93	0.93	1.53
12/31/2010	9.44	0.19		1.31	1.50	(0.10)		–	10.84	15.89	1,136,182	27		0.94	0.94	1.97
12/31/2009	6.98	0.15		2.44	2.59	(0.13)		–	9.44	37.09	727,672	21		0.96	0.96	1.89
12/31/2008	14.65	0.20		(6.20)	(6.00)	(0.24)		(1.43)	6.98	(40.47)	412,536	29		0.96	0.96	1.65
Class B
12/31/2012	10.75	0.23		1.87	2.10	(0.17)		–	12.68	19.58	1,008	62		0.72	0.73	1.96
12/31/2011	11.11	0.19		(0.39)	(0.20)	(0.16)		–	10.75	(1.80)	731	51		0.73	0.73	1.75
12/31/2010	9.67	0.22		1.33	1.55	(0.11)		–	11.11	16.04	594	27		0.74	0.74	2.19
12/31/2009	7.14	0.17		2.50	2.67	(0.14)		–	9.67	37.46	549	21		0.76	0.76	2.16
12/31/2008	14.95	0.23		(6.34)	(6.11)	(0.27)		(1.43)	7.14	(40.39)	385	29		0.76	0.76	1.85
JNL/UBS Large Cap Select Growth Fund
Class A
12/31/2012	21.28	0.01		2.22	2.23	(0.04)		(1.95)	21.52	10.61	471,670	143		0.97	0.97	0.04
12/31/2011	21.19	0.03		0.13	0.16	(0.07)		–	21.28	0.75	450,150	40		0.96	0.96	0.13
12/31/2010	18.85	0.04		2.35	2.39	(0.05)		–	21.19	12.67	894,742	34		0.95	0.95	0.21
12/31/2009	13.99	0.09		4.79	4.88	(0.02)		–	18.85	34.91	554,978	55		0.98	0.98	0.57
12/31/2008	23.68	0.06		(9.75)	(9.69)	(0.00	)(f)	–	13.99	(40.92)	195,824	47		0.99	0.99	0.29
Class B
12/31/2012	21.69	0.06		2.25	2.31	(0.09)		(1.95)	21.96	10.81	269	143		0.77	0.77	0.25
12/31/2011	21.43	0.07		0.33	0.40	(0.14)		–	21.69	1.84	252	40		0.76	0.76	0.32
12/31/2010	19.03	0.08		2.39	2.47	(0.07)		–	21.43	12.96	227	34		0.75	0.75	0.40
12/31/2009	14.11	0.12		4.84	4.96	(0.04)		–	19.03	35.16	310	55		0.78	0.78	0.73
12/31/2008	23.88	0.09		(9.84)	(9.75)	(0.02)		–	14.11	(40.81)	157	47		0.79	0.79	0.47
JNL/WMC Balanced Fund
Class A
12/31/2012	16.81	0.32		1.37	1.69	(0.22)		(0.13)	18.15	10.10	2,398,046	100	(o)	0.74	0.74	1.79
12/31/2011	16.45	0.30		0.24	0.54	(0.18)		–	16.81	3.27	1,792,691	52	(o)	0.74	0.74	1.81
12/31/2010	15.01	0.28		1.34	1.62	(0.18)		–	16.45	10.83	1,290,162	46	(o)	0.76	0.76	1.84
12/31/2009	12.81	0.34		2.19	2.53	(0.33)		–	15.01	19.78	736,864	54	(o)	0.78	0.78	2.53
12/31/2008	17.56	0.48		(4.18)	(3.70)	(0.39)		(0.66)	12.81	(20.79)	455,105	60	(o)	0.78	0.78	2.98
Class B
12/31/2012	17.16	0.36		1.39	1.75	(0.24)		(0.13)	18.54	10.26	1,181	100	(o)	0.54	0.54	1.99
12/31/2011	16.77	0.34		0.25	0.59	(0.20)		–	17.16	3.50	1,230	52	(o)	0.54	0.54	2.00
12/31/2010	15.29	0.32		1.35	1.67	(0.19)		–	16.77	10.99	1,041	46	(o)	0.56	0.56	2.04
12/31/2009	13.03	0.38		2.24	2.62	(0.36)		–	15.29	20.08	855	54	(o)	0.58	0.58	2.74
12/31/2008	17.84	0.52		(4.25)	(3.73)	(0.42)		(0.66)	13.03	(20.62)	662	60	(o)	0.58	0.58	3.21

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from					Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/WMC Money Market Fund
Class A
12/31/2012	$1.00	$0.00	$0.00	$0.00	$(0.00	)(f)	$(0.00	)(f)	$1.00	0.00%	$1,243,885	N/A	%	0.25%	0.57%	0.00	%(t)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	1,054,701	N/A		0.23	0.57	0.00	(t)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00	706,007	N/A		0.27	0.57	0.00	(t)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.15 (u)	1,140,511	N/A		0.47	0.57	0.16	(t)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–		1.00	2.20 (v)	1,340,054	N/A		0.57	0.57	2.08
Class B
12/31/2012	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	7,924	N/A		0.25	0.37	0.00	(t)
12/31/2011	1.00	0.00	0.00	0.00	(0.00	)(f)	(0.00	)(f)	1.00	0.00	8,547	N/A		0.23	0.37	0.00	(t)
12/31/2010	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.00	7,245	N/A		0.27	0.37	0.00	(t)
12/31/2009	1.00	0.00	0.00	0.00	(0.00	)(f)	–		1.00	0.21 (u)	7,270	N/A		0.37	0.37	0.24	(t)
12/31/2008	1.00	0.02	0.00	0.02	(0.02)		–		1.00	2.40 (v)	7,220	N/A		0.37	0.37	2.32
JNL/WMC Value Fund
Class A
12/31/2012	16.83	0.37	2.39	2.76	(0.42)		(0.63)		18.54	16.35	1,262,528	31		0.78	0.78	2.00
12/31/2011	17.37	0.29	(0.66)	(0.37)	(0.17)		–		16.83	(2.06)	1,220,027	19		0.79	0.79	1.66
12/31/2010	15.41	0.21	1.90	2.11	(0.15)		–		17.37	13.70	1,138,293	25		0.80	0.80	1.34
12/31/2009	12.60	0.22	2.80	3.02	(0.21)		–		15.41	23.98	762,013	42		0.82	0.82	1.64
12/31/2008	19.33	0.32	(6.76)	(6.44)	(0.01)		(0.28)		12.60	(33.35)	484,751	54		0.83	0.83	1.97
Class B
12/31/2012	17.12	0.42	2.43	2.85	(0.47)		(0.63)		18.87	16.59	19,665	31		0.58	0.58	2.20
12/31/2011	17.66	0.33	(0.68)	(0.35)	(0.19)		–		17.12	(1.87)	17,156	19		0.59	0.59	1.86
12/31/2010	15.65	0.25	1.93	2.18	(0.17)		–		17.66	13.92	17,032	25		0.60	0.60	1.53
12/31/2009	12.79	0.25	2.84	3.09	(0.23)		–		15.65	24.18	14,220	42		0.62	0.62	1.87
12/31/2008	19.57	0.36	(6.85)	(6.49)	(0.01)		(0.28)		12.79	(33.19)	10,950	54		0.63	0.63	2.13

*

Commencement of operations was as follows: JNL/American Funds Blue Chip Income and Growth Fund – May 3, 2010; JNL/American Funds Global Bond Fund – May 3, 2010; JNL/American Funds Global Small Capitalization Fund – May 3, 2010; JNL/American Funds Growth-Income Fund - May 3, 2010; JNL/American Funds International Fund – May 3, 2010; JNL/American Funds New World Fund – May 3, 2010; JNL Institutional Alt 20 Fund - April 6, 2009; JNL Institutional Alt 35 Fund - April 6, 2009; JNL Institutional Alt 50 Fund - April 6, 2009; JNL Institutional Alt 65 Fund - April 6, 2009; JNL/American Funds Balanced Allocation Fund - April 30, 2012; JNL/American Funds Growth Allocation Fund - April 30, 2012; JNL/AQR Managed Futures Strategy Fund - August 29, 2011; JNL/BlackRock Global Allocation Fund – October 11, 2010; JNL/Brookfield Global Infrastructure Fund - December 12, 2011; JNL/Franklin Templeton Global Multisector Bond Fund - December 12, 2011; JNL/Goldman Sachs Emerging Markets Debt Fund – October 6, 2008; JNL/Ivy Asset Strategy Fund – September 28, 2009; JNL/M&G Global Basics Fund – October 6, 2008; JNL/M&G Global Leaders Fund – October 6, 2008; JNL/Mellon Capital Management Emerging Markets Index Fund - August 29, 2011; JNL/Mellon Capital Management European 30 Fund – October 6, 2008; JNL/Mellon Capital Management Pacific Rim 30 Fund – October 6, 2008; JNL/Mellon Capital Management Global Alpha Fund – September 28, 2009; JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund - April 30, 2012; JNL/Morgan Stanley Mid Cap Growth Fund - April 30, 2012; JNL/Neuberger Berman Strategic Income Fund - April 30, 2012; JNL/PPM America Floating Rate Income Fund - January 1, 2011; JNL/PPM America Mid Cap Value Fund – March 31, 2008; JNL/PPM America Small Cap Value Fund – March 31, 2008; JNL/Red Rocks Listed Private Equity Fund – October 6, 2008;

(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Portfolio turnover rate is based on the Feeder Funds’ or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(f)	Amount represents less than $0.005.
(g)

For the years ended 2011 and 2012, Consolidated Financial Statements. Prior to August 27, 2011, the JNL/BlackRock Global Allocation Fund had a Master-Feeder structure and invested substantially all its assets in a Master Fund. For periods prior to August 27, 2011 that the Fund had a Master-Feeder structure, the ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s expenses.

(h)	Portfolio turnover for the JNL/BlackRock Global Allocation Fund excludes the liquidation transactions related to the transition from a Master-Feeder structure to a Sub-Advised Fund.
(i)	Portfolio turnover including dollar roll transactions for JNL/Capital Guardian Global Balanced Fund was 52%, 53% and 86% in 2010, 2011 and 2012, respectively.
(j)

Total return for the JNL/Capital Guardian Global Diversified Research Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.07% and 36.40%, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

(k)	The net and total ratios of expenses to average net assets without dividend expenses, borrowing fees on securities sold short or interest expense for the following funds were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009	December 31, 2008
JNL/Franklin Templeton Mutual Shares Fund
Class A	N/A	N/A	N/A	1.06%	1.07%
Class B	N/A	N/A	N/A	0.86	0.87
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	1.16%	1.15%	1.16%	1.17	1.19
Class B	0.96	0.95	0.96	0.97	0.99
JNL/PIMCO Real Return Fund
Class A	0.79	0.79	N/A	N/A	N/A
Class B	0.59	0.59	N/A	N/A	N/A
JNL/PIMCO Total Return Bond Fund
Class A	0.80	0.80	N/A	N/A	N/A
Class B	0.60	0.60	N/A	N/A	N/A

(l)

Portfolio turnover including dollar roll transactions for JNL/Goldman Sachs Core Plus Bond Fund was 484%, 1,137%, 1,302% and 1,111% in 2009, 2010, 2011 and 2012, respectively. The Fund had no dollar roll transactions in 2008.

(m)

Distribution amount for the JNL/Goldman Sachs Mid Cap Value Fund includes a return of capital distribution for Class A and Class B shares of $0.03 and $0.03 per share, respectively, for the year ended December 31, 2011.

(n)

Total return for the JNL/Invesco International Growth Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 36.63% and 39.63%, respectively.

(o)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 81%, 90%, 139% and 223% in 2008, 2009, 2010, 2011 and 2012, respectively.
(p)	Portfolio turnover including dollar roll transactions for JNL/Mellon Capital Management Bond Index Fund was 52%, 90%, 83%, 106% and 89% in 2008, 2009, 2010, 2011 and 2012, respectively.
(q)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 246% in 2012.
(r)	Distribution amount for JNL/Red Rocks Listed Private Equity Fund includes a return of capital distribution which was less than $0.005 per share.
(s)

Distribution amount for the JNL/T. Rowe Price Mid-Cap Growth Fund includes a return of capital distribution for Class A and Class B shares of $0.01 and $0.01 per share, respectively, for the year ended December 31, 2009.

(t)

The ratios for net income (loss) to average net assets without expense waivers for JNL/WMC Money Market Fund for 2009, 2010, 2011 and 2012 was 0.06%, (0.30)%, (0.34)% and (0.32)%, respectively for Class A and 0.24%, (0.10)%, (0.14)%, and (0.12)%, respectively for Class B shares.

(u)

Total return for the JNL/WMC Money Market Fund includes class action settlement proceeds. The return for Class A and Class B shares without the class action settlement proceeds was 0.14% and 0.20%, respectively.

(v)

For the year ended December 31, 2008, the Adviser voluntarily contributed capital to the JNL/WMC Money Market Fund. The return for Class A and Class B shares without the contribution was 2.00% and 2.18%, respectively.

(w)

Net investment income and net realized and unrealized gains (losses) for a share outstanding and ratios of net investment income to average net assets for T. Rowe Price Short-Term Bond Fund includes a correction for a misclassification for the years ended December 31, 2010 and 2011. Refer to Note 10 in the Notes to the Financial Statements.

(x)	For the year ended 2012, Consolidated Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

NOTE 1. ORGANIZATION

The JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”). The Trust currently offers shares in eighty-nine (89) separate funds (each a “Fund”, and collectively, “Funds”), each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to life insurance company separate accounts and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies. Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds. The Funds and each Fund’s Adviser/Sub-Adviser are:

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
AQR Capital Management, LLC	JNL/AQR Managed Futures Strategy Fund
BlackRock Investment Management, LLC	JNL/BlackRock Commodity Securities Fund and JNL/BlackRock Global Allocation Fund
Brookfield Investment Management, Inc.	JNL/Brookfield Global Infrastructure Fund
Capital Guardian Trust Company	JNL/Capital Guardian Global Balanced Fund and JNL/Capital Guardian Global Diversified Research Fund
Capital Research and Management Company (Investment Adviser to each Master Fund)	JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund. The funds are collectively known as “JNL American Master Feeder Funds”. The JNL American Master Feeder Funds each utilize a Master Feeder structure.
Dimensional Funds Advisors LP	JNL/DFA U.S. Core Equity Fund
Eagle Asset Management, Inc.	JNL/Eagle SmallCap Equity Fund
Eastspring Investments (Singapore) Limited*	JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund
Templeton Global Advisors Limited	JNL/Franklin Templeton Global Growth Fund
Franklin Advisers, Inc.	JNL/Franklin Templeton Income Fund and JNL/Franklin Templeton Global Multisector Bond Fund
Franklin Mutual Advisers, LLC	JNL/Franklin Templeton Mutual Shares Fund
Franklin Advisory Services, LLC	JNL/Franklin Templeton Small Cap Value Fund
Franklin Templeton Institutional, LLC	JNL/Franklin Templeton International Small Cap Growth Fund
Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)	JNL/Goldman Sachs Core Plus Bond Fund (Goldman Sachs Asset Management International), JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund
Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)	JNL/Invesco Global Real Estate Fund (Invesco Asset Management Ltd.), JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund
Ivy Investment Management Company	JNL/Ivy Asset Strategy Fund
JNAM	JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund and JNL Institutional Alt 65 Fund, the funds are collectively known as “JNL Institutional Alt Funds”; JNL/American Funds Balanced Allocation Fund and JNL/American Funds Growth Allocation Fund, the Funds are collectively known as “JNL American Fund of Funds”; JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund and JNL Disciplined Growth Fund, the funds are collectively known as “JNL Disciplined Funds”; JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund and JNL/S&P 4 Fund. Each utilizes a fund of funds structure which invests in other affiliated underlying funds.
J.P. Morgan Investment Management Inc.	JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund
Lazard Asset Management, LLC	JNL/Lazard Emerging Markets Fund and JNL/Lazard Mid Cap Equity Fund
M&G Investment Management Limited*	JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2012

Adviser/Sub-Adviser:	Fund: (Sub-Sub-Advisers are in parenthesis)
Mellon Capital Management Corporation	JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Morgan Stanley Investment Management Inc.	JNL/Morgan Stanley Mid Cap Growth Fund
Neuberger Berman Fixed Income LLC	JNL/Neuberger Berman Strategic Income Fund
OppenheimerFunds, Inc.	JNL/Oppenheimer Global Growth Fund
Pacific Investment Management Company LLC	JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund
PPM America, Inc.*	JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Value Equity Fund
Red Rocks Capital LLC	JNL/Red Rocks Listed Private Equity Fund
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund (all Co-Sub-Advised by Mellon Capital Management Corporation)
Standard & Poor’s Investment Advisory Services LLC	JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund. The funds are collectively known as “JNL/S&P Funds” and each utilizes a fund of funds structure which invests in other affiliated underlying funds.
T. Rowe Price Associates, Inc.	JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund (Co-Sub-Advised by Mellon Capital Management Corporation), JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund
UBS Global Asset Management (Americas) Inc.	JNL/UBS Large Cap Select Growth Fund
Wellington Management Company, LLP	JNL/WMC Balanced Fund, JNL/WMC Money Market Fund, JNL/WMC Value Fund

*	M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited are affiliates of JNAM.

JNL Institutional Alt 65 Fund is closed to all new investors.

The Trust consists of diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Eastspring Investments China-India Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Mid Cap Equity Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund and JNL/S&P Funds.

Each Fund, except the JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/PPM America Floating Rate Income Fund, JNL/S&P 4 Fund and JNL/S&P Funds, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Each of the JNL American Master Feeder Funds operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Each JNL American Fund’s Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company, that has the same investment objective as each corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. The Master Funds’ Schedule of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report. As of December 31, 2012, the JNL American Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Blue Chip Income and Growth Fund - 15.11%, JNL/American Funds Global Bond Fund - 18.47%, JNL/American Funds Global Small Capitalization Fund - 6.15%, JNL/American Funds Growth-Income Fund - 3.80%, JNL/American Funds International Fund - 4.03% and JNL/American Funds New World Fund - 19.25%. This report should be read in conjunction with the Master Funds’ shareholder reports, which accompany this report.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

Effective February 14, 2012, the names of the JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund were changed to JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund, respectively.

Effective April 30, 2012, the Sub-Adviser for JNL/Eagle Core Equity Fund was changed from Eagle Asset Management, Inc. to Dimensional Fund Advisors LP. The name of the Fund was changed to JNL/DFA U.S. Core Equity Fund. The Sub-Adviser for JNL/Capital Guardian U.S. Growth Equity Fund was changed from Capital Guardian Trust Company to UBS Global Asset Management (Americas) Inc. The name of the Fund was changed to JNL/UBS Large Cap Select Growth Fund.

Effective April 30, 2012, AMP Capital Brookfield (U.S.) LLC was terminated as Sub-Sub-Adviser for JNL/Brookfield Global Infrastructure Fund.

JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund and JNL/Neuberger Berman Strategic Income Fund commenced operations on April 30, 2012.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation – Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which accompanies this report. The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer. Futures contracts traded on an exchange are valued at the settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps. OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment. Under the procedures approved by the Board, the Adviser may rely on

JNL Series Trust

Notes to Financial Statements

December 31, 2012

pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL/WMC Money Market Fund declares dividends from net investment income daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned are included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

During the year ended December 31, 2012, an expense adjustment for professional fees was recorded for certain Funds to true up estimates for India tax services which are billed in arrears. The amount of the expense adjustment is reflected in footnote (b) and included in other net expenses in the Statements of Operations.

Expenses in Master Funds and Fund of Funds - Because each Feeder Fund invests substantially all of its assets in a Master Fund, the Feeder Fund shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the respective Master Fund. As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications – In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum

JNL Series Trust

Notes to Financial Statements

December 31, 2012

exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation – The accompanying financial statements for JNL/BlackRock Global Allocation Fund have been consolidated to include the account of JNL/BlackRock Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly owned Cayman Islands domiciled subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary allows the Fund to hold commodity-related instruments and meet regulated investment company (“RIC”) tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. The Subsidiary has the same investment manager as the Fund and is subject to the same investment policies and restrictions as the Fund.

The accompanying financial statements for JNL/Ivy Asset Strategy Fund have been consolidated to include the account of JNL ASF, LLC, a wholly owned U.S. domiciled subsidiary of the Fund, which hold the Fund’s investment in Legend Pictures LLC. Intercompany accounts and transactions have been eliminated.

Statement of Cash Flows – GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements - In December 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement. The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods. Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

NOTE 3. FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these

JNL Series Trust

Notes to Financial Statements

December 31, 2012

valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of December 31, 2012, by valuation level. JNL American Master Feeder Funds, JNL Institutional Alt Funds, JNL American Fund of Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL S&P Funds are not included in the tables below because all investments in these Funds are Level 1 valuations. The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$469,487	$42,339	$—	$511,826

Fund Total	$469,487	$42,339	$—	$511,826
JNL/BlackRock Commodity Securities Fund
Common Stocks	$1,044,262	$25,993	$—	$1,070,255
Commodity Indexed Structured Notes	—	112,863	—	112,863
Short Term Investments	125,630	204,391	—	330,021

Fund Total	$1,169,892	$343,247	$—	$1,513,139
JNL/BlackRock Global Allocation Fund
Common Stocks	$601,957	$303,692	$1,634	$907,283
Preferred Stocks	14,444	4,667	1,633	20,744
Trust Preferreds	5,174	—	—	5,174
Warrants	—	52	—	52
Purchased Options	727	8,392	—	9,119
Investment Companies	40,675	—	—	40,675
Non-U.S. Government Agency ABS	—	2,150	—	2,150
Corporate Bonds and Notes	—	97,331	3,104	100,435
Government and Agency Obligations	—	242,454	—	242,454
Short Term Investments	96,073	259,720	—	355,793

Fund Total	$759,050	$918,458	$6,371	$1,683,879
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$221,760	$68,461	$—	$290,221
Short Term Investments	42,261	—	—	42,261

Fund Total	$264,021	$68,461	$—	$332,482
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$135,590	$133,301	$—	$268,891
Preferred Stocks	1,004	1,187	—	2,191
Rights	—	12	—	12
Corporate Bonds and Notes	—	29,045	—	29,045
Government and Agency Obligations	—	103,025	783	103,808
Short Term Investments	40,974	—	—	40,974

Fund Total	$177,568	$266,570	$783	$444,921
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$170,468	$165,665	$—	$336,133
Rights	—	56	—	56
Short Term Investments	24,930	—	—	24,930

Fund Total	$195,398	$165,721	$—	$361,119
JNL/DFA U.S. Core Equity Fund
Common Stocks	$229,706	$—	$—	$229,706
Short Term Investments	8,264	—	—	8,264

Fund Total	$237,970	$—	$—	$237,970
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,263,060	$—	$—	$1,263,060
Short Term Investments	149,594	—	—	149,594

Fund Total	$1,412,654	$—	$—	$1,412,654
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$7,318	$141,617	$—	$148,935
Preferred Stocks	—	1,005	—	1,005
Short Term Investments	6,790	—	—	6,790

Fund Total	$14,108	$142,622	$—	$156,730

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Eastspring Investments China-India Fund
Common Stocks	$17,312	$350,191	$—	$367,503
Short Term Investments	16,758	—	—	16,758

Fund Total	$34,070	$350,191	$—	$384,261
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$291,604	$348,862	$—	$640,466
Short Term Investments	41,918	—	—	41,918

Fund Total	$333,522	$348,862	$—	$682,384
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$121,330	$—	$121,330
Government and Agency Obligations	—	618,512	414	618,926
Other Equity Interests	—	1,781	—	1,781
Short Term Investments	203,970	46,738	—	250,708

Fund Total	$203,970	$788,361	$414	$992,745
JNL/Franklin Templeton Income Fund
Common Stocks	$668,280	$73,593	$—	$741,873
Preferred Stocks	44,136	16,734	—	60,870
Warrants	338	—	—	338
Non-U.S. Government Agency ABS	—	6,852	—	6,852
Corporate Bonds and Notes	—	738,232	—	738,232
Other Equity Interests	—	4,470	10	4,480
Short Term Investments	334,665	—	—	334,665

Fund Total	$1,047,419	$839,881	$10	$1,887,310
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$112,542	$128,722	$—	$241,264
Short Term Investments	40,703	—	—	40,703

Fund Total	$153,245	$128,722	$—	$281,967
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$564,144	$138,128	$2,309	$704,581
Non-U.S. Government Agency ABS	—	701	—	701
Corporate Bonds and Notes	—	42,643	—	42,643
Other Equity Interests	—	147	—	147
Short Term Investments	88,495	—	—	88,495

Fund Total	$652,639	$181,619	$2,309	$836,567
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$832,541	$—	$—	$832,541
Short Term Investments	103,068	—	—	103,068

Fund Total	$935,609	$—	$—	$935,609
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$100,091	$—	$100,091
Corporate Bonds and Notes	—	358,714	399	359,113
Government and Agency Obligations	—	476,118	—	476,118
Common Stocks	—	—	—	—
Preferred Stocks	—	437	—	437
Short Term Investments	141,141	2,334	—	143,475

Fund Total	$141,141	$937,694	$399	$1,079,234
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$433,226	$—	$433,226
Government and Agency Obligations	—	434,664	3,727	438,391
Other Equity Interests	—	1,194	—	1,194
Short Term Investments	67,192	28,924	—	96,116

Fund Total	$67,192	$898,008	$3,727	$968,927
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$934,838	$—	$—	$934,838
Investment Companies	10,290	—	—	10,290
Short Term Investments	37,377	—	—	37,377

Fund Total	$982,505	$—	$—	$982,505
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$158,807	$—	$—	$158,807
Short Term Investments	1,385	—	—	1,385

Fund Total	$160,192	$—	$—	$160,192

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Invesco Global Real Estate Fund
Common Stocks	$664,564	$661,318	$—	$1,325,882
Short Term Investments	91,084	—	—	91,084

Fund Total	$755,648	$661,318	$—	$1,416,966
JNL/Invesco International Growth Fund
Common Stocks	$136,426	$515,300	$—	$651,726
Preferred Stocks	—	12,993	—	12,993
Short Term Investments	74,940	—	—	74,940

Fund Total	$211,366	$528,293	$—	$739,659
JNL/Invesco Large Cap Growth Fund
Common Stocks	$937,181	$10,999	$—	$948,180
Short Term Investments	50,473	—	—	50,473

Fund Total	$987,654	$10,999	$—	$998,653
JNL/Invesco Small Cap Growth Fund
Common Stocks	$388,246	$—	$—	$388,246
Short Term Investments	32,118	—	—	32,118

Fund Total	$420,364	$—	$—	$420,364
JNL/Ivy Asset Strategy Fund
Common Stocks	$832,394	$669,636	$59,741	$1,561,771
Preferred Stocks	—	96,298	—	96,298
Purchased Options	423	7,084	—	7,507
Corporate Bonds and Notes	—	—	45,572	45,572
Precious Metals	201,346	—	—	201,346
Short Term Investments	22,563	117,281	—	139,844

Fund Total	$1,056,726	$890,299	$105,313	$2,052,338
JNL/JPMorgan International Value Fund
Common Stocks	$5,746	$483,846	$—	$489,592
Preferred Stocks	—	8,729	—	8,729
Rights	107	—	—	107
Short Term Investments	21,533	—	—	21,533

Fund Total	$27,386	$492,575	$—	$519,961
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$545,881	$—	$—	$545,881
Short Term Investments	48,026	—	—	48,026

Fund Total	$593,907	$—	$—	$593,907
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$56,514	$6,068	$62,582
Corporate Bonds and Notes	—	37,476	—	37,476
Government and Agency Obligations	—	1,480,834	—	1,480,834
Short Term Investments	115,442	—	—	115,442

Fund Total	$115,442	$1,574,824	$6,068	$1,696,334
JNL/Lazard Emerging Markets Fund
Common Stocks	$581,897	$806,751	$—	$1,388,648
Preferred Stocks	1,665	—	—	1,665
Short Term Investments	45,629	—	—	45,629

Fund Total	$629,191	$806,751	$—	$1,435,942
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$218,009	$—	$53	$218,062
Short Term Investments	7,890	—	—	7,890

Fund Total	$225,899	$—	$53	$225,952
JNL/M&G Global Basics Fund
Common Stocks	$87,321	$126,011	$—	$213,332
Preferred Stocks	332	—	—	332
Short Term Investments	13,858	—	—	13,858

Fund Total	$101,511	$126,011	$—	$227,522
JNL/M&G Global Leaders Fund
Common Stocks	$23,865	$21,196	$—	$45,061
Rights	17	—	—	17
Short Term Investments	1,320	—	—	1,320

Fund Total	$25,202	$21,196	$—	$46,398

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$73,135	$289,692	$—	$362,827
Preferred Stocks	29,096	2,208	—	31,304
Rights	—	—	—	—
Investment Companies	2,487	—	—	2,487
Short Term Investments	12,131	200	—	12,331

Fund Total	$116,849	$292,100	$—	$408,949
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$2,068	$27,664	$—	$29,732
Investment Companies	613	—	—	613
Short Term Investments	2,200	—	—	2,200

Fund Total	$4,881	$27,664	$—	$32,545
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$94	$96,868	$—	$96,962
Investment Companies	3,264	—	—	3,264
Short Term Investments	7,893	—	—	7,893

Fund Total	$11,251	$96,868	$—	$108,119
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,598,261	$—	$—	$1,598,261
Short Term Investments	12,904	540	—	13,444

Fund Total	$1,611,165	$540	$—	$1,611,705
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$963,747	$—	$—	$963,747
Short Term Investments	77,049	1,060	—	78,109

Fund Total	$1,040,796	$1,060	$—	$1,041,856
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$1,051,117	$—	$—	$1,051,117
Rights	—	—	—	—
Warrants	—	—	—	—
Investment Companies	119	—	—	119
Other Equity Interests	—	—	—	—
Short Term Investments	149,656	1,165	—	150,821

Fund Total	$1,200,892	$1,165	$—	$1,202,057
JNL/Mellon Capital Management International Index Fund
Common Stocks	$22,134	$1,688,102	$—	$1,710,236
Preferred Stocks	—	13,053	—	13,053
Rights	78	14	—	92
Other Equity Interests	—	—	—	—
Short Term Investments	76,582	1,830	—	78,412

Fund Total	$98,794	$1,702,999	$—	$1,801,793
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS	$—	$38,615	$—	$38,615
Corporate Bonds and Notes	—	428,330	—	428,330
Government and Agency Obligations	—	1,351,778	—	1,351,778
Short Term Investments	192,216	—	—	192,216

Fund Total	$192,216	$1,818,723	$—	$2,010,939
JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$3,876	$—	$—	$3,876
Short Term Investments	83,517	407,120	—	490,637

Fund Total	$87,393	$407,120	$—	$494,513
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$77,998	$—	$—	$77,998
Short Term Investments	1,368	—	—	1,368

Fund Total	$79,366	$—	$—	$79,366
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$14,453	$1,491	$—	$15,944
Preferred Stocks	—	—	50	50
Short Term Investments	2,882	—	—	2,882

Fund Total	$17,335	$1,491	$50	$18,876

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$15,554	$—	$15,554
Corporate Bonds and Notes	—	21,461	—	21,461
Government and Agency Obligations	—	38,810	—	38,810
Investment Companies	3,286	—	—	3,286
Variable Rate Senior Loan Interests	—	13,682	—	13,682
Short Term Investments	20,403	—	—	20,403

Fund Total	$23,689	$89,507	$—	$113,196
JNL/Oppenheimer Global Growth Fund
Common Stocks	$296,845	$316,806	$—	$613,651
Preferred Stocks	—	12,610	—	12,610
Rights	141	—	—	141
Short Term Investments	33,701	—	—	33,701

Fund Total	$330,687	$329,416	$—	$660,103
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$261,772	$693	$262,465
Corporate Bonds and Notes	—	341,356	222	341,578
Government and Agency Obligations	—	3,187,614	—	3,187,614
Preferred Stocks	612	—	—	612
Purchased Options	—	284	—	284
Other Equity Interests	—	23	—	23
Short Term Investments	32,180	1,427,373	—	1,459,553

Fund Total	$32,792	$5,218,422	$915	$5,252,129
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$307,907	$—	$307,907
Corporate Bonds and Notes	—	788,764	—	788,764
Government and Agency Obligations	—	4,956,682	—	4,956,682
Trust Preferreds	19,721	—	3,069	22,790
Other Equity Interests	—	—	—	—
Short Term Investments	161,878	393,042	—	554,920

Fund Total	$181,599	$6,446,395	$3,069	$6,631,063
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$64,121	$—	$64,121
Variable Rate Senior Loan Interests	—	565,127	—	565,127
Short Term Investments	47,448	—	—	47,448

Fund Total	$47,448	$629,248	$—	$676,696
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$51,543	$—	$51,543
Corporate Bonds and Notes	—	1,936,580	3	1,936,580
Common Stocks	45,628	—	—	45,628
Preferred Stocks	10,440	9,586	—	20,026
Trust Preferreds	3,106	—	—	3,106
Investment Companies	7,414	—	—	7,414
Other Equity Interests	—	21,431	—	21,431
Short Term Investments	500,508	—	—	500,508

Fund Total	$567,096	$2,019,140	$3	$2,586,236
JNL/PPM America Mid Cap Value Fund
Common Stocks	$153,631	$—	$—	$153,631
Short Term Investments	13,128	—	—	13,128

Fund Total	$166,759	$—	$—	$166,759
JNL/PPM America Small Cap Value Fund
Common Stocks	$105,857	$—	$—	$105,857
Short Term Investments	12,180	—	—	12,180

Fund Total	$118,037	$—	$—	$118,037
JNL/PPM America Value Equity Fund
Common Stocks	$118,688	$—	$—	$118,688
Short Term Investments	4,307	—	—	4,307

Fund Total	$122,995	$—	$—	$122,995
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$425,912	$250,411	$—	$676,323
Short Term Investments	9,041	—	—	9,041

Fund Total	$434,953	$250,411	$—	$685,364

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/S&P Competitive Advantage Fund
Common Stocks	$821,537	$—	$—	$821,537
Short Term Investments	33,410	—	—	33,410

Fund Total	$854,947	$—	$—	$854,947
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$1,262,377	$—	$—	$1,262,377
Short Term Investments	39,664	—	—	39,664

Fund Total	$1,302,041	$—	$—	$1,302,041
JNL/S&P Intrinsic Value Fund
Common Stocks	$697,436	$—	$—	$697,436
Short Term Investments	25,091	—	—	25,091

Fund Total	$722,527	$—	$—	$722,527
JNL/S&P Total Yield Fund
Common Stocks	$517,248	$—	$—	$517,248
Short Term Investments	46,100	—	—	46,100

Fund Total	$563,348	$—	$—	$563,348
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$2,411,249	$87,696	$998	$2,499,943
Preferred Stocks	—	—	3,431	3,431
Short Term Investments	54,632	—	—	54,632

Fund Total	$2,465,881	$87,696	$4,429	$2,558,006
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,695,973	$3,411	$326	$1,699,710
Preferred Stocks	—	—	4,326	4,326
Short Term Investments	162,023	—	—	162,023

Fund Total	$1,857,996	$3,411	$4,652	$1,866,059
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$316,539	$—	$316,539
Corporate Bonds and Notes	—	956,583	—	956,583
Government and Agency Obligations	—	557,195	—	557,195
Short Term Investments	189,036	4,203	—	193,239

Fund Total	$189,036	$1,834,520	$—	$2,023,556
JNL/T. Rowe Price Value Fund
Common Stocks	$1,525,654	$7,013	$—	$1,532,667
Preferred Stocks	2,900	—	—	2,900
Short Term Investments	32,458	—	—	32,458

Fund Total	$1,561,012	$7,013	$—	$1,568,025
JNL/UBS Large Cap Select Growth Fund
Common Stocks	$461,556	$—	$—	$461,556
Investment Companies	852	—	—	852
Short Term Investments	21,419	—	—	21,419

Fund Total	$483,827	$—	$—	$483,827
JNL/WMC Balanced Fund
Common Stocks	$1,576,849	$—	$—	$1,576,849
Non-U.S. Government Agency ABS	—	27,445	—	27,445
Corporate Bonds and Notes	—	174,225	—	174,225
Government and Agency Obligations	—	681,636	—	681,636
Short Term Investments	142,294	—	—	142,294

Fund Total	$1,719,143	$883,306	$—	$2,602,449
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$128,055	$—	$128,055
Government and Agency Obligations	—	298,306	—	298,306
Short Term Investments	—	826,685	—	826,685

Fund Total	$—	$1,253,046	$—	$1,253,046
JNL/WMC Value Fund
Common Stocks	$1,224,384	$28,406	$—	$1,252,790
Short Term Investments	39,839	—	—	39,839

Fund Total	$1,264,223	$28,406	$—	$1,292,629

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total

JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(38,993)	$—	$(38,993)

Fund Total	$—	$(38,993)	$—	$(38,993)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(32,774)	$—	$—	$(32,774)

Fund Total	$(32,774)	$—	$—	$(32,774)
JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(1,586)	$—	$(1,586)

Fund Total	$—	$(1,586)	$—	$(1,586)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(88,457)	$—	$(88,457)

Fund Total	$—	$(88,457)	$—	$(88,457)

1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table. See Unfunded Loan Commitments in these Notes to Financial Statements.

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$4,045	$–	$–	$4,045
Open Forward Foreign Currency Contracts	–	18,341	–	18,341
OTC Total Return Swap Agreements	–	301	–	301

Fund Total	$4,045	$18,642	$–	$22,687
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$593	$–	$–	$593
Open Forward Foreign Currency Contracts	–	1,532	–	1,532
OTC Interest Rate Swap Agreements	–	104	–	104
OTC Credit Default Swap Agreements	–	7	–	7
OTC Total Return Swap Agreements	–	40	–	40

Fund Total	$593	$1,683	$–	$2,276
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$223	$–	$223

Fund Total	$–	$223	$–	$223
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$13,658	$–	$13,658

Fund Total	$–	$13,658	$–	$13,658
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$584	$–	$584

Fund Total	$–	$584	$–	$584
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$1,732	$–	$–	$1,732
Open Forward Foreign Currency Contracts	–	1,996	–	1,996
OTC Interest Rate Swap Agreements	–	2,780	–	2,780
OTC Credit Default Swap Agreements	–	488	–	488

Fund Total	$1,732	$5,264	$–	$6,996
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$24	$–	$–	$24
Open Forward Foreign Currency Contracts	–	8,141	–	8,141
OTC Interest Rate Swap Agreements	–	6,405	–	6,405
Non-Deliverable Bond Forward Contracts	–	471	–	471

Fund Total	$24	$15,017	$–	$15,041
JNL/JPMorgan International Value Fund
Open Futures Contracts	$161	$–	$–	$161
Open Forward Foreign Currency Contracts	–	1,442	–	1,442

Fund Total	$161	$1,442	$–	$1,603
JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$126	$–	$–	$126

Fund Total	$126	$–	$–	$126
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$90	$–	$–	$90

Fund Total	$90	$–	$–	$90
JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$438	$–	$–	$438

Fund Total	$438	$–	$–	$438

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$728	$–	$–	$728
Open Forward Foreign Currency Contracts	–	220	–	220

Fund Total	$728	$220	$–	$948
JNL/Mellon Capital Management Global Alpha Fund
Exchange Traded Purchased Options	$594	$–	$–	$594
Open Futures Contracts	302	–	–	302
Open Forward Foreign Currency Contracts	–	2,603	–	2,603

Fund Total	$896	$2,603	$–	$3,499
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$18	$–	$–	$18
OTC Credit Default Swap Agreements	–	178	–	178

Fund Total	$18	$178	$–	$196
JNL/PIMCO Real Return Fund
Open Futures Contracts	$330	$–	$–	$330
Open Forward Foreign Currency Contracts	–	7,805	–	7,805
OTC Interest Rate Swap Agreements	–	477	–	477
Centrally Cleared Interest Rate Swap Agreements	–	909	–	909
OTC Credit Default Swap Agreements	–	597	–	597

Fund Total	$330	$9,788	$–	$10,118
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$1,442	$–	$–	$1,442
Open Forward Foreign Currency Contracts	–	11,558	–	11,558
OTC Interest Rate Swap Agreements	–	675	–	675
Centrally Cleared Interest Rate Swap Agreements	–	4,009	–	4,009
OTC Credit Default Swap Agreements	–	5,800	–	5,800

Fund Total	$1,442	$22,042	$–	$23,484
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$–	$18	$–	$18

Fund Total	$–	$18	$–	$18

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(2,083)	$–	$–	$(2,083)
Open Forward Foreign Currency Contracts	–	(4,098)	–	(4,098)
OTC Total Return Swap Agreements	–	(269)	–	(269)

Fund Total	$(2,083)	$(4,367)	$–	$(6,450)
JNL/BlackRock Global Allocation Fund
Written Options	$(1,009)	$(1,953)	$–	$(2,962)
Open Futures Contracts	(63)	–	–	(63)
Open Forward Foreign Currency Contracts	–	(902)	–	(902)
OTC Interest Rate Swap Agreements	–	(19)	–	(19)
OTC Credit Default Swap Agreement	–	(1)	–	(1)

Fund Total	$(1,072)	$(2,875)	$–	$(3,947)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$–	$(292)	$–	$(292)

Fund Total	$–	$(292)	$–	$(292)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$–	$(5,336)	$–	$(5,336)

Fund Total	$–	$(5,336)	$–	$(5,336)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$–	$(5,982)	$–	$(5,982)

Fund Total	$–	$(5,982)	$–	$(5,982)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,394)	$–	$–	$(1,394)
Open Forward Foreign Currency Contracts	–	(1,770)	–	(1,770)
OTC Interest Rate Swap Agreements	–	(1,458)	–	(1,458)
OTC Credit Default Swap Agreement	–	(1)	–	(1)

Fund Total	$(1,394)	$(3,229)	$–	$(4,623)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(182)	$–	$–	$(182)
Open Forward Foreign Currency Contracts	–	(4,410)	–	(4,410)
OTC Interest Rate Swap Agreements	–	(698)	–	(698)
OTC Credit Default Swap Agreement	–	(67)	–	(67)

Fund Total	$(182)	$(5,175)	$–	$(5,357)
JNL/Ivy Asset Strategy Fund
Written Options	$(760)	$(2,483)	$–	$(3,243)
Open Forward Foreign Currency Contracts	–	(2,076)	–	(2,076)

Fund Total	$(760)	$(4,559)	$–	$(5,319)

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total

JNL/JPMorgan International Value Fund
Open Futures Contracts	$(5)	$–	$–	$(5)
Open Forward Foreign Currency Contracts	–	(870)	–	(870)

Fund Total	$(5)	$(870)	$–	$(875)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$(63)	$–	$–	$(63)

Fund Total	$(63)	$–	$–	$(63)
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$(142)	$–	$–	$(142)
Open Forward Foreign Currency Contracts	–	(389)	–	(389)

Fund Total	$(142)	$(389)	$–	$(531)
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$(4,980)	$–	$–	$(4,980)
Open Forward Foreign Currency Contracts	–	(9,440)	–	(9,440)

Fund Total	$(4,980)	$(9,440)	$–	$(14,420)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(5)	$–	$–	$(5)

Fund Total	$(5)	$–	$–	$(5)
JNL/PIMCO Real Return Fund
Written Options	$–	$(3,756)	$–	$(3,756)
Open Futures Contracts	(9)	–	–	(9)
Open Forward Foreign Currency Contracts	–	(4,249)	–	(4,249)
OTC Interest Rate Swap Agreements	–	(54)	–	(54)
Centrally Cleared Interest Rate Swap Agreements	–	(96)	–	(96)
OTC Credit Default Swap Agreement	–	(146)	–	(146)

Fund Total	$(9)	$(8,301)	$–	$(8,310)
JNL/PIMCO Total Return Bond Fund
Written Options	$–	$(405)	$–	$(405)
Open Futures Contracts	(78)	–	–	(78)
Open Forward Foreign Currency Contracts	–	(10,727)	–	(10,727)
OTC Interest Rate Swap Agreements	–	(43)	–	(43)
Centrally Cleared Interest Rate Swap Agreements	–	(982)	–	(982)
OTC Credit Default Swap Agreement	–	(213)	–	(213)
Centrally Cleared Credit Default Swap Agreements	–	(3)	–	(3)

Fund Total	$(78)	$(12,373)	$–	$(12,451)

1Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. The following table summarizes significant recurring transfers between Level 1 and Level 2 valuations for the year ended December 31, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period

Transfers for valuations using a statistical fair value pricing service
JNL/BlackRock Commodity Securities Fund
Common Stocks	$-	$19,792
JNL/BlackRock Global Allocation Fund
Common Stocks	$-	$75,136
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$-	$21,871
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$-	$71,698
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$-	$110,466
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$-	$59,258
JNL/Eastspring Investments China India Fund
Common Stocks	$-	$244,075
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$-	$249,878
JNL/Franklin Templeton Income Fund
Common Stocks	$-	$49,813
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$-	$93,760
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$-	$111,497
JNL/Invesco Global Real Estate Fund
Common Stocks	$-	$272,937

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period

JNL/Invesco International Growth Fund
Common Stocks	$-	$383,326
JNL/Ivy Asset Strategy Fund
Common Stocks	$-	$272,556
Preferred Stocks	-	56,371
JNL/JPMorgan International Value Fund
Common Stocks	$-	$402,931
Preferred Stocks	-	5,641
JNL/Lazard Emerging Markets Fund
Common Stocks	$39,445	$419,159
JNL/M&G Global Basics Fund
Common Stocks	$5,620	$138,615
JNL/M&G Global Leaders Fund
Common Stocks	$-	$10,227
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$-	$11,198
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$-	$34,702
JNL/Mellon Capital Management International Index Fund
Common Stocks	$-	$1,087,254
JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$-	$54,544
JNL/Oppenheimer Global Growth Fund
Common Stocks	$-	$242,335
Preferred Stocks	-	8,510
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$-	$195,108
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$-	$27,869
Transfers for valuations using evaluated fair value pricing
JNL/BlackRock Global Allocation Fund
Common Stocks	$-	$950

JNL Series Trust

Notes to Financial Statements

December 31, 2012

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2012:

	Balance at Beginning of Period	Transfers into Level 3 During the Period[2]		Transfers out of Level 3 During the Period[2]	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1]

Investments in Securities
JNL/Franklin Templeton Global Multisector Bond Fund
Government and Agency Obligations	$-	$-		$(4,888)[3]	$-	$4,888		$-	$-		$-

JNL/Ivy Asset Strategy Fund
Common Stock	$-	$-		$-	$-	$27,463		$-	$27,463	[4]	$-
Common Stock	-	-		-	(13,234)	45,512	[5]	-	32,278	[6]	(13,234)
Corporate Bond and Notes	-	-		-	(569)	85,361		(39,220)[5]	45,572	[6]	(569)

Fund Total	$-	$-		$-	$(13,803)	$158,336		$(39,220)	$105,313		$(13,803)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$25,809	$-		$-	$-	$-		$(25,809)	$-		$-

JNL/T. Rowe Price Mid Cap Growth Fund
Common Stocks	$-	$20,658	[7]	$(21,522)[7]	$99	$953		$(188)	$-		$-

1Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at December 31, 2012.

2There were no significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2012 other than those noted in the table.

3During the year, the valuation of the government and agency obligation in JNL/Franklin Templeton Global Multisector Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation. The government and agency obligation is valued by an approved independent pricing service and considered a Level 2 valuation, previously it was valued using a single source broker quote and considered a Level 3 valuation.

4The fair value measurement of the common stock in JNL/Ivy Asset Strategy Fund was determined based on a recent transaction completed on December 18, 2012. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range

Recent Transaction	Transaction Price	N/A

5During the year, the company underlying the investment in the common stock and corporate bond in JNL/Ivy Asset Strategy Fund underwent a corporate reorganization. As a part of the corporate reorganization, $26,687 of the cost of the corporate bond was transferred to common stock. In addition, later in the year, the corporate bond was paid down in the amount of $12,533.

6The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance, liquidity discounts and valuations of comparable public companies. As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range

Market approach	2012 EBITDA multiples 2013 EBITDA multiples	18.75-19.25 20.75-21.25

7At the beginning of the year and at the end of the year, the valuation of the common stock in JNL/T. Rowe Price Mid-Cap Growth Fund was valued using the official closing price of the exchange where the common stock was principally traded and considered a Level 1 valuation. During the year, trading for the common stock was halted and the common stock was valued using a discount rate applied to the last trade price and considered a Level 3 valuation. The common stock resumed trading during the year.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a

JNL Series Trust

Notes to Financial Statements

December 31, 2012

loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - Certain Funds may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker/dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s Custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and a simultaneous agreement by the purchaser, generally a bank or broker/dealer, to resell that security to the Fund at a specified price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. A reverse repurchase agreement involves the risk that the value of the security sold by the Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2012, were as follows: JNL/PIMCO Real Return Fund, $155,590 and 0.26%, for 242 days outstanding; and JNL/PIMCO Total Return Bond Fund, $65,174 and 0.04%, for 74 days outstanding, respectively. The Funds did not hold any reverse repurchase agreements at December 31, 2012.

Forward Sales Commitments – Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities - Certain Funds may purchase or sell securities on a delayed-delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short. Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the consideration of factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Mortgage-Backed Dollar and Treasury Roll Transactions - Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. During the period between the sale and repurchase, a Fund forgoes interest and principal paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant treasury transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

Dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Inflation-Indexed Bonds - Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans - Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position

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is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Commodity-Linked Structured Notes - A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Unfunded Loan Commitments – Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded loan commitments is reflected in other assets and payable for investment securities purchased in the Statements of Assets and Liabilities and unrealized appreciation (depreciation) on investments in the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at December 31, 2012:

	Unfunded Commitment	Appreciation

JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.48%, 04/10/16	$259	$59

NOTE 5. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each investment held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into options for the following reasons: JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage exposure to or hedge changes in securities prices and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets, as a means of risk management and as part of its overall investment strategy; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the

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Notes to Financial Statements

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option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors. Options on futures are exchange traded. There is no premium paid/received when purchasing/writing exchange traded options on futures. Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss. Upon entering into an exchange traded option on futures, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option. Swaptions are illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. During the year, these Funds entered into futures contracts for the following reasons: JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities; JNL/BlackRock Global Allocation Fund as a means of risk management, to manage cash flows and as a substitute for investment in physical securities; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/DFA U.S. Core Equity Fund to manage cash flows; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management; JNL/JPMorgan International Value Fund to gain exposure to certain markets and for efficient management of cash flows; JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Mellon Capital Management International Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Neuberger Berman Strategic Income Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities; and JNL/WMC Balanced Fund to manage exposure to or hedge changes in interest rates and as a means of risk management. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into forward foreign currency contracts for the following reasons: JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Brookfield Global Infrastructure Fund to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales; JNL/Capital Guardian Global Balanced Fund and JNL/Ivy Asset Strategy Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign

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Notes to Financial Statements

December 31, 2012

currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances; JNL/Mellon Capital Management Global Alpha Fund to gain directional exposure to currencies as part of its overall investment strategy; and JNL/T. Rowe Price Short-Term Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). OTC swaps are typically illiquid investments. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in the valuation of the centrally cleared swap are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or losses is recorded. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

If a Fund transacts in OTC swaps, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap. Collateral paid to or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

If a Fund transacts in centrally cleared swaps, they are party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM acts as agent in the execution of the centrally cleared swap with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Upon entering into a centrally cleared swap, a Fund is required to deposit with the DCO an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap known as the “initial margin”. The Fund receives from or pays the DCO an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap known as the “variation margin”. The use of centrally cleared swaps may require a Fund to commit more initial and variation margin than a Fund would otherwise commit under an OTC swap.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. The credit risk associated with certain contracts is mitigated by master netting arrangements between the Fund and the counterparty and by posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. A Fund’s overall exposure to credit risk subject to master netting arrangements, which can change substantially within a short period, as it is affected by each transaction subject to the arrangement. Counterparty risk is reduced for centrally cleared swaps in that the Fund has no direct exposure to the counterparty and the DCO has broad powers to

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Notes to Financial Statements

December 31, 2012

provide an orderly liquidation in the event of a default. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into interest rate swaps for the following reasons: JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades and to express views on a country’s interest rates; JNL/Goldman Sachs Emerging Markets Debt Fund to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive. For OTC swaps, this risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO.

Cross-Currency Swap Agreements – A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the year, JNL/BlackRock Global Allocation Fund held cross-currency swaps to gain directional exposure to currencies and as a means of risk management. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements – A Fund may be subject to credit risk in the normal course of pursuing its investment objective. During the year, these Funds entered into credit default swap agreements for the following reasons: JNL/BlackRock Global Allocation Fund as a means of risk management; JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; JNL/Goldman Sachs Emerging Markets Debt Fund as a substitute for investment in physical securities; JNL/Neuberger Berman Strategic Income Fund to manage credit exposure and as a substitute for investment in physical securities; JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; and JNL/PIMCO Total Return Bond Fund to manage credit exposure. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the credit default swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the credit default swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the credit default swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Notes to Financial Statements

December 31, 2012

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. For OTC swaps, this risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty. For centrally cleared swaps, this risk is mitigated by shifting exposure from the counterparty to the DCO. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2012, for which the Fund is the seller of protection, are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective. During the year, these Funds entered into total return swaps for the following reasons: JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund to manage exposure to or hedge against changes in interest rates and as a substitute for investment in physical securities. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument. The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Non-Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the year, JNL/Goldman Sachs Emerging Markets Debt Fund held non-deliverable bond forward contracts to manage exposure to or hedge changes in foreign currencies, to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The Funds must set aside liquid assets to cover their obligations under these contracts. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

For Funds which held more than one type of derivative during the year ended December 31, 2012, the following is a summary of the fair valuations of each Fund’s derivative instruments categorized by risk exposure (in thousands), which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument. Funds which held only one type of derivative during the year are not included in the table as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

JNL/AQR Managed Futures Strategy Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$1,487	$-	$48	$1,535
Forward foreign currency contracts	-	-	18,341	-	18,341
Unrealized appreciation on OTC swap agreements	-	-	-	301	301

	$-	$1,487	$18,341	$349	$20,177
Liabilities:
Variation margin on financial derivative instruments	$-	$320	$-	$214	$534
Forward foreign currency contracts	-	-	4,098	-	4,098
Unrealized depreciation on OTC swap agreements	-	231	-	38	269

	$-	$551	$4,098	$252	$4,901
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Swap agreements	$-	$2,132	$-	$181	$2,313
Foreign currency related items	-	-	6,860	-	6,860
Futures contracts	-	7,021	-	6,089	13,110

	$-	$9,153	$6,860	$6,270	$22,283
Net Change in unrealized appreciation (depreciation) on:
OTC swap agreements	$-	$(490)	$-	$194	$(296)
Foreign currency related items	-	-	12,045	-	12,045
Futures contracts and centrally cleared swap agreements	-	1,470	-	(3,450)	(1,980)

	$-	$980	$12,045	$(3,256)	$9,769

JNL/BlackRock Global Allocation Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments – unaffiliated, at value*	$-	$9,097	$-	$22	$9,119
Variation margin on financial derivative instruments	-	257	-	-	257
Forward foreign currency contracts	-	-	1,557	-	1,557
Unrealized appreciation on OTC swap agreements	7	39	-	105	151
OTC swaps premiums paid	30	-	-	-	30

	$37	$9,393	$1,557	$127	$11,114
Liabilities:
Variation margin on financial derivative instruments	$-	$14	$-	$-	$14
Options written, at value	-	2,923	39	-	2,962
Forward foreign currency contracts	-	-	927	-	927
Unrealized depreciation on OTC swap agreements	1	-	-	19	20
OTC swaps premiums received	-	-	-	-	-

	$1	$2,937	$966	$19	$3,923
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$-	$(6,670)	$(117)	$(1)	$(6,788)
Swap agreements	(340)	61	-	330	51
Foreign currency related items	-	-	(2,079)	-	(2,079)
Futures contracts	-	(1,549)	-	-	(1,549)
Written option contracts	-	3,507	122	-	3,629

	$(340)	$(4,651)	$(2,074)	$329	$(6,736)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$-	$(2,048)	$-	$(351)	$(2,399)
OTC swap agreements	6	(13)	15	59	67
Foreign currency related items	-	-	522	-	522
Futures contracts and centrally cleared swap agreements	-	478	-	-	478
Written option contracts	-	384	85	2	471

	$6	$(1,199)	$271	$(290)	$(861)

JNL/Franklin Templeton Mutual Shares Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments – unaffiliated, at value*	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	584	-	584

	$-	$-	$584	$-	$584

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

JNL/Franklin Templeton Mutual Shares Fund (continued)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012: (continued)
Liabilities:
Options written, at value	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	5,982	-	5,982

	$-	$-	$5,982	$-	$5,982
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$6,093	$-	$6,093
Written option contracts	-	180	-	-	180

	$-	$180	$6,093	$-	$6,273
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$(9,774)	$-	$(9,774)
Written option contracts	-	13	-	-	13

	$-	$13	$(9,774)	$-	$(9,761)

JNL/Goldman Sachs Core Plus Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$346	$346
Forward foreign currency contracts	-	-	2,341	-	2,341
Unrealized appreciation on OTC swap agreements	488	-	-	2,780	3,268
OTC swaps premiums paid	133	-	-	900	1,033

	$621	$-	$2,341	$4,026	$6,988
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$627	$627
Forward foreign currency contracts	-	-	2,115	-	2,115
Unrealized depreciation on OTC swap agreements	1	-	-	1,458	1,459
OTC swaps premiums received	930	-	-	1,914	2,844

	$931	$-	$2,115	$3,999	$7,045
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Swap agreements	$(1,295)	$-	$-	$344	$(951)
Foreign currency related items	-	-	3,352	-	3,352
Futures contracts	-	-	-	3,518	3,518

	$(1,295)	$-	$3,352	$3,862	$5,919
Net Change in unrealized appreciation (depreciation) on:
OTC swap agreements	$543	$-	$-	$1,378	$1,921
Foreign currency related items	-	-	507	-	507
Futures contracts and centrally cleared swap agreements	-	-	-	9	9

	$543	$-	$507	$1,387	$2,437

JNL/Goldman Sachs Emerging Markets Debt Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$137	$137
Forward foreign currency contracts	-	-	8,358	-	8,358
Unrealized appreciation on OTC swap agreements	-	-	-	6,876	6,876
OTC swaps premiums paid	114	-	-	17	131

	$114	$-	$8,358	$7,030	$15,502
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	4,627	-	4,627
Unrealized depreciation on OTC swap agreements	67	-	-	698	765
OTC swaps premiums received	-	-	-	484	484

	$67	$-	$4,627	$1,182	$5,876
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Swap agreements	$5	$-	$-	$3,133	$3,138
Foreign currency related items	-	-	21,196	-	21,196
Futures contracts	-	-	-	(18)	(18)

	$5	$-	$21,196	$3,115	$24,316
Net Change in unrealized appreciation (depreciation) on:
OTC swap agreements	$(14)	$-	$-	$8,107	$8,093
Foreign currency related items	-	-	3,785	-	3,785
Futures contracts and centrally cleared swap agreements	-	-	-	(158)	(158)

	$(14)	$-	$3,785	$7,949	$11,720

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

JNL/Ivy Asset Strategy Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments – unaffiliated, at value*	$-	$7,507	$-	$-	$7,507
Variation margin on financial derivative instruments	-	-	-	-	-
Forward foreign currency contracts	-	-	-	-	-

	$-	$7,507	$-	$-	$7,507
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$-	$-
Options written, at value	-	3,243	-	-	3,243
Forward foreign currency contracts	-	-	2,076	-	2,076

	$-	$3,243	$2,076	$-	$5,319
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$-	$(37,410)	$(4,096)	$-	$(41,506)
Foreign currency related items	-	-	(630)	-	(630)
Futures contracts	-	(4,584)	-	-	(4,584)
Written option contracts	-	14,858	234	-	15,092

	$-	$(27,136)	$(4,492)	$-	$(31,628)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$-	$4,004	$(451)	$-	$3,553
Foreign currency related items	-	-	(5,308)	-	(5,308)
Futures contracts and centrally cleared swap agreements	-	-	-	-	-
Written option contracts	-	574	(1,226)	-	(652)

	$-	$4,578	$(6,985)	$-	$(2,407)

JNL/JPMorgan International Value Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	1,554	-	1,554

	$-	$-	$1,554	$-	$1,554
Liabilities:
Variation margin on financial derivative instruments	$-	$18	$-	$-	$18
Forward foreign currency contracts	-	-	982	-	982

	$-	$18	$982	$-	$1,000
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$2,667	$-	$2,667
Futures contracts	-	2,656	-	-	2,656

	$-	$2,656	$2,667	$-	$5,323
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$(642)	$-	$(642)
Futures contracts and centrally cleared swap agreements	-	156	-	-	156

	$-	$156	$(642)	$-	$(486)

JNL/Mellon Capital Management International Index Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	220	-	220

	$-	$-	$220	$-	$220
Liabilities:
Variation margin on financial derivative instruments	$-	$102	$-	$-	$102
Forward foreign currency contracts	-	-	389	-	389

	$-	$102	$389	$-	$491
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$446	$-	$446
Futures contracts	-	3,833	-	-	3,833

	$-	$3,833	$446	$-	$4,279
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$(158)	$-	$(158)
Futures contracts and centrally cleared swap agreements	-	378	-	-	378

	$-	$378	$(158)	$-	$220

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

JNL/Mellon Capital Management Global Alpha Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments – unaffiliated, at value*	$-	$-	$-	$3,876	$3,876
Variation margin on financial derivative instruments	-	118	-	200	318
Forward foreign currency contracts	-	-	2,603	-	2,603

	$-	$118	$2,603	$4,076	$6,797
Liabilities:
Options written, at value	$-	$-	$-	$-	$-
Variation margin on financial derivative instruments	-	590	-	106	696
Forward foreign currency contracts	-	-	9,440	-	9,440

	$-	$590	$9,440	$106	$10,136
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$-	$-	$-	$3,174	$3,174
Foreign currency related items	-	-	1,735	-	1,735
Futures contracts and exchange traded option contracts	-	5,518	-	8,709	14,227

	$-	$5,518	$1,735	$11,883	$19,136
Net Change in unrealized appreciation (depreciation) on:
Investments*	$-	$-	$-	$(344)	$(344)
Foreign currency related items	-	-	(14,624)	-	(14,624)
Futures contracts and exchange traded option contracts	-	(7,503)	-	(2,346)	(9,849)

	$-	$(7,503)	$(14,624)	$(2,690)	$(24,817)

JNL/Neuberger Berman Strategic Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$10	$10
Unrealized appreciation on OTC swap agreements	178	-	-	-	178
OTC swaps premiums paid	-	-	-	-	-

	$178	$-	$-	$10	$188
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$5	$5
Unrealized depreciation on OTC swap agreements	-	-	-	-	-
OTC swaps premiums received	126	-	-	-	126

	$126	$-	$-	$5	$131
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Swap agreements	$82	$-	$-	$-	$82
Futures contracts	-	-	-	(54)	(54)

	$82	$-	$-	$(54)	$28
Net Change in unrealized appreciation (depreciation) on:
OTC swap agreements	$178	$-	$-	$-	$178
Futures contracts and centrally cleared swap agreements	-	-	-	13	13

	$178	$-	$-	$13	$191

JNL/PIMCO Real Return Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments – unaffiliated, at value*	$-	$-	$-	$284	$284
Variation margin on financial derivative instruments	-	-	-	1,221	1,221
Forward foreign currency contracts	-	-	7,805	-	7,805
Unrealized appreciation on OTC swap agreements	598	-	-	476	1,074
OTC swaps premiums paid	283	-	-	632	915

	$881	$-	$7,805	$2,613	$11,299
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$118	$118
Options written, at value	-	-	-	3,756	3,756
Forward foreign currency contracts	-	-	4,249	-	4,249
Unrealized depreciation on OTC swap agreements	146	-	-	54	200
OTC swaps premiums received	325	-	-	80	405

	$471	$-	$4,249	$4,008	$8,728
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$-	$-	$-	$(323)	$(323)
Swap agreements	(320)	-	-	2,308	1,988
Foreign currency related items	-	-	4,077	-	4,077
Futures contracts	-	-	-	5,411	5,411
Written option contracts	-	-	-	1,128	1,128

	$(320)	$-	$4,077	$8,524	$12,281

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

JNL/PIMCO Real Return Fund (continued)
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012: (continued)
Net Change in unrealized appreciation (depreciation) on:
Investments*	$-	$-	$-	$(555)	$(555)
OTC swap agreements	2,556	-	-	(366)	2,190
Foreign currency related items	-	-	(798)	-	(798)
Futures contracts and centrally cleared swap agreements	-	-	-	(2,277)	(2,277)
Written option contracts	-	-	-	(43)	(43)

	$2,556	$-	$(798)	$(3,241)	$(1,483)
JNL/PIMCO Total Return Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Investments – unaffiliated, at value*	$-	$-	$-	$-	$-
Variation margin on financial derivative instruments	-	-	-	1,419	1,419
Forward foreign currency contracts	-	-	11,558	-	11,558
Unrealized appreciation on OTC swap agreements	5,800	-	-	675	6,475
OTC swaps premiums paid	2,640	-	-	119	2,759

	$8,440	$-	$11,558	$2,213	$22,211
Liabilities:
Variation margin on financial derivative instruments	$9	$-	$-	$85	$94
Options written, at value	-	-	-	405	405
Forward foreign currency contracts	-	-	10,727	-	10,727
Unrealized depreciation on OTC swap agreements	213	-	-	43	256
OTC swaps premiums received	4,988	-	-	312	5,300

	$5,210	$-	$10,727	$845	$16,782
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Unaffiliated investments*	$-	$-	$-	$-	$-
Swap agreements	3,937	-	-	22,839	26,776
Foreign currency related items	-	-	(4,586)	-	(4,586)
Futures contracts	-	-	-	7,784	7,784
Written option contracts	-	-	-	12,367	12,367

	$3,937	$-	$(4,586)	$42,990	$42,341
Net Change in unrealized appreciation (depreciation) on:
Investments*	$-	$-	$-	$-	$-
OTC swap agreements	14,761	-	-	(12,633)	2,128
Foreign currency related items	-	-	(7,660)	-	(7,660)
Futures contracts and centrally cleared swap agreements	(3)	-	-	(5,865)	(5,868)
Written option contracts	-	-	-	(2,661)	(2,661)

	$14,758	$-	$(7,660)	$(21,159)	$(14,061)
JNL/T. Rowe Price Short-Term Bond Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
Assets:
Variation margin on financial derivative instruments	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	18	-	18

	$-	$-	$18	$-	$18
Liabilities:
Variation margin on financial derivative instruments	$-	$-	$-	$-	$-
Forward foreign currency contracts	-	-	-	-	-

	$-	$-	$-	$-	$-
The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Net realized gain (loss) on:
Foreign currency related items	$-	$-	$(17)	$-	$(17)
Futures contracts	-	-	-	149	149

	$-	$-	$(17)	$149	$132
Net Change in unrealized appreciation (depreciation) on:
Foreign currency related items	$-	$-	$35	$-	$35
Futures contracts and centrally cleared swap agreements	-	-	-	29	29

	$-	$-	$35	$29	$64

* Purchased options market value is reflected in Investments - unaffiliated, at value. Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

The derivative instruments outstanding as of December 31, 2012, as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2012, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. For Funds with significant derivative activity during the year ended December 31, 2012, the average monthly volume of derivative activities (in thousands) is as follows:

	JNL/AQR Managed Futures Strategy Fund	JNL/Blackrock Global Allocation Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Options Purchased and Written
Premiums Paid[1]	$-	$6,462	$-	$-	$-	$-	$-
Premiums Received[1]	-	3,102	-	-	13	-	-
Futures Contracts
Long[2]	2,138,983	12,557	-	-	-	313,056	6.450
Short[2]	129,269	5.334	-	-	-	151,509	8,555
Forward Foreign Currency Contracts
Purchased[1]	981,702	17,993	16,074	201,405	11,415	253,160	802,635
Sold[1]	961,915	65,893	21,326	245,548	110,328	275,683	590,770
Interest Rate Swap Agreements
Paying Floating Rate[3]	-	60,280	-	-	-	207,273	266,868
Receiving Floating Rate[3]	-	5,665	-	-	-	301,755	178,197
Credit Default Swap Agreements
Purchase Protection[3]	-	1,739	-	-	-	82,517	-
Sell Protection[3]	-	1,076	-	-	-	69,479	952
Total Return Swap Agreements
Paying Return of Reference Obligation[3]	-	-	-	-	-	-	-
Receiving Return of Reference Obligation[3]	130,482	7	-	-	-	-	-
Non-Deliverable Bond Forward Contracts
Paying Return of Reference Obligation[3]	-	-	-	-	-	-	-
Receiving Return of Reference Obligation[3]	-	-	-	-	-	-	3,974

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/Mellon Capital Management Emerging Markets Index Fund	JNL/Mellon Capital Management S&P 500 Index Fund	JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	JNL/Mellon Capital Management Small Cap Index Fund	JNL/Mellon Capital Management International Index Fund
Options Purchased and Written
Premiums Paid[1]	$10,447	$-	$-	$-	$-	$-	$-
Premiums Received[1]	4,382	-	-	-	-	-	-
Futures Contracts
Long[2]	-	4,735	2,607	35,367	27,132	19,851	27,394
Short[2]	-	-	-	-	-	-	-
Forward Foreign Currency Contracts
Purchased[1]	52,184	145,966	-	-	-	-	54,655
Sold[1]	153,546	135,059	-	-	-	-	446,171
Interest Rate Swap Agreements
Paying Floating Rate[3]	-	-	-	-	-	-	-
Receiving Floating Rate[3]	-	-	-	-	-	-	-
Credit Default Swap Agreements
Purchase Protection[3]	-	-	-	-	-	-	-
Sell Protection[3]	-	-	-	-	-	-	-
Total Return Swap Agreements
Paying Return of Reference Obligation[3]	-	-	-	-	-	-	-
Receiving Return of Reference Obligation[3]	-	-	-	-	-	-	-

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	JNL/ Mellon Capital Management Global Alpha Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund
Options Purchased and Written
Premiums Paid[1]	$21,666	$-	$1,238	$-	$-
Premiums Received[1]	-	-	4,099	7,300	-
Futures Contracts
Long[2]	282,836	1,482	360,130	885,879	10,684
Short[2]	388,282	3,763	6,680	5,074	3,930
Forward Foreign Currency Contracts
Purchased[1]	624,300	-	79,124	183,967	4,187
Sold[1]	563,312	-	465,515	735,925	4,330
Interest Rate Swap Agreements
Paying Floating Rate[3]	-	-	155,791	501,464	-
Receiving Floating Rate[3]	-	-	-	23,411	-
Credit Default Swap Agreements
Purchase Protection[3]	-	-	8,862	408	-
Sell Protection[3]	-	1,772	54,246	512,485	-
Total Return Swap Agreements
Paying Return of Reference Obligation[3]	-	-	-	-	-
Receiving Return of Reference Obligation[3]	-	-	719	-	-

1 Cost amount in USD

2 Notional value at purchase in USD

3 Notional Amount in USD

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for options contracts, futures contracts and swap agreements or segregated for options contracts, futures contracts, forward foreign currency contracts, securities sold short, swap agreements and delayed delivery securities (in thousands):

					Forward
	Options Contracts		Futures Contracts		Foreign Currency	Securities	Swap Agreements		Delayed	Total Pledged or
			Pledged or Segregated Cash	Pledged or Segregated Securities	Contracts Segregated Securities	Sold Short Segregated Securities	Pledged or Segregated Cash	Segregated Securities	Delivery Segregated Securities	Segregated Cash and Securities
	Segregated Cash	Pledged Securities
JNL/AQR Managed Futures Strategy Fund	$-	$-	$21,390	$-	$-	$-	$-	$-	$-	$21,390
JNL/BlackRock Global Allocation Fund	7,822	-	1,272	-	-	-	-	-	-	9,094
JNL/Franklin Templeton Global Multisector Bond Fund	-	-	-	-	968	-	-	-	-	968
JNL/Goldman Sachs Core Plus Bond Fund	-	-	-	3,284	-	-	470	-	-	3,754
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	770	-	-	-	-	1,179	-	1,949
JNL/Goldman Sachs U.S. Equity Flex Fund	-	-	-	-	-	76,254	-	-	-	76,254
JNL/Ivy Asset Strategy	-	98	-	-	-	-	-	-	-	98
JNL/JPMorgan International Value	-	-	402	-	-	-	-	-	-	402
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	540	-	-	-	-	-	540
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	-	-	-	1,060	-	-	-	-	-	1,060
JNL/Mellon Capital Management SmallCap Index Fund	-	-	-	1,165	-	-	-	-	-	1,165
JNL/Mellon Capital Management International Index Fund	-	-	-	1,830	-	-	-	-	-	1,830
JNL/Mellon Capital Management Emerging Markets Index Fund	-	-	-	200	-	-	-	-	-	200
JNL/Mellon Capital Management Global Alpha Fund	-	-	-	18,349	-	-	-	-	-	18,349
JNL/Neuberger Berman Strategic Income Fund	-	-	155	-	-	-	-	-	-	155
JNL/PIMCO Real Return Fund	-	-	-	678	-	-	-	10,273	2,808	13,759
JNL/PIMCO Total Return Bond Fund	-	-	-	3,469	-	-	17	11,570	-	15,056

NOTE 6. INVESTMENT RISKS AND REGULATORY MATTERS

Emerging Market Securities Risk – Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to

JNL Series Trust

Notes to Financial Statements

December 31, 2012

be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Private Equity Companies Risk - There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition, private equity companies are subject to minimal regulation. In addition to the risks associated with the Funds’ direct investments, the JNL/Red Rocks Listed Private Equity Fund is also subject to the underlying risks which affect the listed private equity companies in which the Fund invests. Listed private equity companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity, sector, non-U.S. security, currency, credit, managed portfolio and derivatives risks.

Real Estate Investment Risk – The JNL/Invesco Global Real Estate Fund concentrates its assets in the real estate industry and an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. Due to the fact that the Fund focuses its investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

Master Limited Partnership Risk – A Fund may invest in Master Limited Partnerships (“MLPs”). Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.

Senior and Junior Loan Risk - When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a fund of funds changes with the values of the corresponding underlying funds and their investments. Each of the Master Fund’s and underlying funds’ shares may be purchased by other investment companies and shareholders. In some cases, a Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

Regulatory Matters - On February 8, 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its existing part 4 regulations. Previously, investment companies and certain investment advisers to investment companies were excluded from the definition of a “commodity pool operator,” and did not have to register with the CFTC and National Futures Association (“NFA”). Several of the CFTC rules relating to commodity pool operators, including Rule 4.5, were amended, thereby, removing the exclusion from CFTC regulation for regulated investment companies. Effective January 1, 2013, JNAM was registered as a commodity pool operator, and certain of the Funds may be considered “pools” for purposes of reporting to the CFTC and NFA.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

(M - Millions; B - Billions)	$0 to $50M	$50M to $100M	$100M to $150M	$150M to $200M	$200M to $250M	$250M to $300M	$300M to $350M	$350M to $500M	$500M to $750M	$750M to $1.0B	$1.0B to $1.5B	Over $1.5B
JNL/American Funds Blue Chip Income and Growth Fund	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.65%	0.65%
JNL/American Funds Global Bond Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds Global Small Capitalization Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/American Funds Growth-Income Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65
JNL/American Funds International Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80
JNL/American Funds New World Fund	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.05	1.00	1.00
JNL Institutional Alt Funds	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.10	0.10	0.10	0.10
JNL/American Fund of Funds	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.275	0.275
JNL Disciplined Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/AQR Managed Futures Strategy Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.85	0.85
JNL/BlackRock Commodity Securities Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/BlackRock Global Allocation Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/Brookfield Global Infrastructure Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75
JNL/Capital Guardian Global Balanced Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Capital Guardian Global Diversified Research Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.65	0.60	0.60	0.60
JNL/DFA U.S. Core Equity Fund	0.65	0.65	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55	0.55	0.55
JNL/Eagle SmallCap Equity Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65
JNL/Eastspring Investments Asia ex-Japan Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/Eastspring Investments China-India Fund	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.90	0.85	0.85	0.85	0.85
JNL/Franklin Templeton Founding Strategy Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Franklin Templeton Global Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton Global Multisector Bond Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/Franklin Templeton Income Fund	0.80	0.80	0.75	0.75	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Franklin Templeton International Small Cap Growth Fund	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.95	0.90	0.90	0.90	0.90
JNL/Franklin Templeton Mutual Shares Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/Franklin Templeton Small Cap Value Fund	0.85	0.85	0.85	0.85	0.77	0.77	0.77	0.77	0.75	0.75	0.75	0.75
JNL/Goldman Sachs Core Plus Bond Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/Goldman Sachs Emerging Markets Debt Fund	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.675	0.675
JNL/Goldman Sachs Mid Cap Value Fund	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Goldman Sacks U.S. Equity Flex Fund	0.80	0.80	0.80	0.80	0.80	0.80	0.75	0.75	0.75	0.75	0.75	0.75
JNL/Invesco Global Real Estate Fund	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/Invesco International Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/Invesco Large Cap Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/Invesco Small Cap Growth Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80

JNL Series Trust

Notes to Financial Statements

December 31, 2012

(M - Millions; B - Billions)	$0 to $50M	$50M to $100M	$100M to $150M	$150M to $200M	$200M to $250M	$250M to $300M	$300M to $350M	$350M to $500M	$500M to $750M	$750M to $1.0B	$1.0B to $1.5B	Over $1.5B
JNL/Ivy Asset Strategy Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.85%	0.85%	0.85%	0825%
JNL/JPMorgan International Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/JPMorgan MidCap Growth Fund	0.70	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.60	0.60	0.55
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Lazard Emerging Markets Fund	1.00	1.00	0.90	0.90	0.90	0.85	0.85	0.85	0.85	0.85	0.85	0.85
JNL/Lazard Mid Cap Equity Fund	0.75	0.70	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.65	0.65
JNL/M&G Global Basics Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/M&G Global Leaders Fund	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80
JNL/Mellon Capital Management 10 x 10 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Index 5 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/Mellon Capital Management Emerging Markets Index Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/Mellon Capital Management European 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management Pacific Rim 30 Fund	0.37	0.31	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
JNL/Mellon Capital Management S&P 500 Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management Small Cap Index Fund	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.24	0.23	0.23	0.23
JNL/Mellon Capital Management International Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Bond Index Fund	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.25	0.24	0.24	0.24
JNL/Mellon Capital Management Global Alpha Fund	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	0.90	0.90	0.90	0.90
JNL Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.325	0.30	0.30
JNL/Morgan Stanley Mid Cap Growth Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70
JNL/Neuberger Berman Strategic Income Fund	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.55	0.55
JNL/Oppenheimer Global Growth Fund	0.70	0.70	0.70	0.70	0.70	0.70	0.60	0.60	0.60	0.60	0.60	0.60
JNL/PIMCO Real Return Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.475	0.475
JNL/PIMCO Total Return Bond Fund	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50
JNL/PPM America Floating Rate Income Fund	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/PPM America High Yield Bond Fund	0.50	0.50	0.50	0.45	0.45	0.45	0.45	0.45	0.425	0.425	0.425	0.425
JNL/PPM America Mid Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Small Cap Value Fund	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.70	0.70	0.70	0.70
JNL/PPM America Value Equity Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.50	0.50	0.50	0.50
JNL/Red Rocks Listed Private Equity Fund	0.85	0.85	0.85	0.85	0.80	0.80	0.80	0.80	0.80	0.80	0.80	0.80
JNL/S&P Competitive Advantage Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Dividend Income & Growth Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Intrinsic Value Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P Total Yield Fund	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.35	0.35	0.35	0.35
JNL/S&P 4 Fund	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
JNL/S&P Funds	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.13	0.08	0.08	0.08	0.08
JNL/T. Rowe Price Established Growth Fund	0.65	0.65	0.65	0.60	0.60	0.60	0.60	0.60	0.55	0.55	0.55	0.55
JNL/T. Rowe Price Mid-Cap Growth Fund	0.75	0.75	0.75	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
JNL/T. Rowe Price Short-Term Bond Fund	0.45	0.45	0.45	0.45	0.45	0.40	0.40	0.40	0.40	0.40	0.40	0.375
JNL/T. Rowe Price Value Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.60	0.60	0.60
JNL/UBS Large Cap Select Growth Fund	0.70	0.70	0.70	0.65	0.65	0.65	0.65	0.65	0.60	0.55	0.55	0.55
JNL/WMC Balanced Fund	0.55	0.50	0.50	0.475	0.475	0.475	0.45	0.45	0.425	0.425	0.425	0.425
JNL/WMC Money Market Fund	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.25	0.25	0.25	0.25
JNL/WMC Value Fund	0.55	0.55	0.55	0.55	0.55	0.55	0.50	0.50	0.45	0.45	0.45	0.45

JNL Series Trust

Notes to Financial Statements

December 31, 2012

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds pay JNAM an annual administrative fee of 0.05%. The JNL American Master Feeder Funds, JNL American Fund of Funds, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Brookfield Global Infrastructure Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Mellon Capital Management Global Alpha Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Morgan Stanley Mid Cap Growth Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Global Growth Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/PPM America Floating Rate Income Fund and JNL/Red Rocks Listed Private Equity Fund pay JNAM an annual administration fee of 0.15%. The JNL/AQR Managed Futures Strategy Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund and JNL/Eastspring Investments China-India Fund pay JNAM an annual administration fee of 0.20%. All other Funds pay JNAM an annual administration fee of 0.10%.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees, and a portion of the costs associated with the Chief Compliance Officer.

Distribution Fees - The Funds, except for the JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds, adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson and an affiliate of JNAM, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. For all Funds which adopted the Distribution Plan, except for the JNL American Master Feeder Funds and JNL American Fund of Funds, the maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares.

For the JNL American Master Feeder Funds and JNL American Fund of Funds, the maximum annual Rule 12b-1 fee allowed is 0.25% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Fee Waiver and Expense Reimbursements - Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed after October 1, 2009. During the year ended December 31, 2012, JNAM did not recover any previously reimbursed expenses. At December 31, 2012, the amount of potentially recoverable expenses (in thousands) was $2,242 that expires on December 31, 2013, $3,122 that expires on December 31, 2014 and $3,517 that expires on December 31, 2015.

Pursuant to a contractual fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for the JNL American Master Feeder Funds. The amount of the fee waiver is 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund and the JNL/American Funds International Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund and 0.80% for the JNL/American Funds New World Fund. The agreement remains in effect for as long as the Master Feeder structure is in place.

The Adviser agreed to voluntarily waive annual advisory fees of 0.10% on the first $100 million of average daily net assets for the JNL/Lazard Emerging Markets Fund.

Effective May 1, 2012, the Board approved a contractual fee waiver agreement to limit advisory fees of the Fund to 0.50% for the JNL/DFA U.S. Core Equity Fund. At this time, the Board also approved a contractual fee waiver agreement whereby JNAM agreed to waive 0.05% of advisory fees on net assets exceeding $150 million and up to $500 million as long as the total net assets for the Fund are above $1 billion for the JNL/T. Rowe Price Value Fund and 0.10% of advisory fees on total net assets exceeding $750 million for the JNL/Mellon Capital Management Global Alpha Fund. The fee waivers will continue for at least one year from the date of the current prospectus, which is April 30, 2012.

The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

Affiliated Brokerage Commissions - During the year ended December 31, 2012, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Eagle SmallCap Equity Fund $4; JNL/Goldman Sachs Core Plus Bond Fund $2; JNL/Goldman Sachs Mid Cap Value Fund $51; JNL/Goldman Sachs U.S. Equity Flex Fund $1; JNL/JPMorgan International Value Fund $5; JNL/UBS Large Cap Select Growth Fund $8.

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation under a separate plan. Deferred amounts under this plan are credited at a fixed annual rate of return of five percent (5%). Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Investments in Affiliates - During the year ended December 31, 2012, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC. During the year, the Securities Lending Liquidating Fund LLC was liquidated.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in Class A shares of other affiliated Funds of the Trust and JNL Variable Fund LLC.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund. Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/BlackRock Global Allocation Fund invested in the iShares Comex Gold Trust Fund and iShares Silver Trust, which is an affiliate of the Sub-Adviser. JNL/Mellon Capital Management International Index Fund invested in Prudential plc. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser. JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which is an affiliate of the Fund’s Sub-Adviser.

The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 8. INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to qualify as a Regulated Investment Company (‘RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/American Funds Global Bond Fund	$1,662	$(1,662)	$–
JNL Institutional Alt 20 Fund	16,468	(16,468)	–
JNL Institutional Alt 35 Fund	18,463	(18,463)	–
JNL Institutional Alt 50 Fund	19,920	(19,920)	–
JNL Institutional Alt 65 Fund	4,189	(4,189)	–
JNL/American Funds Balanced Allocation Fund	21	(21)	–
JNL/American Funds Growth Allocation Fund	6	(6)	–
JNL Disciplined Moderate Fund	4,221	(4,221)	–
JNL Disciplined Moderate Growth Fund	3,416	(3,416)	–
JNL Disciplined Growth Fund	1,040	(1,040)	–
JNL/AQR Managed Futures Strategy Fund	9,619	(9,619)	–
JNL/BlackRock Commodity Securities Fund	8	(8)	–
JNL/BlackRock Global Allocation Fund	(1,581)	1,584	(3)
JNL/Brookfield Global Infrastructure Fund	56	(56)	–
JNL/Capital Guardian Global Balanced Fund	(337)	337	–
JNL/Capital Guardian Global Diversified Research Fund	(41)	41	–
JNL/DFA U.S. Core Equity Fund	(9)	9	–
JNL/Eagle SmallCap Equity Fund	(90)	–	90
JNL/Eastspring Investments Asia ex-Japan Fund	(9)	9	–
JNL/Eastspring Investments China-India Fund	(71)	71	–
JNL/Franklin Templeton Global Growth Fund	(175)	175	–
JNL/Franklin Templeton Global Multisector Bond Fund	12,501	(12,501)	–
JNL/Franklin Templeton Income Fund	(2,215)	2,215	–
JNL/Franklin Templeton International Small Cap Growth Fund	41	(41)	–
JNL/Franklin Templeton Mutual Shares Fund	6,156	(6,156)	–
JNL/Goldman Sachs Core Plus Bond Fund	5,294	(5,294)	–
JNL/Goldman Sachs Emerging Markets Debt Fund	12,165	(12,165)	–
JNL/Goldman Sachs Mid Cap Value Fund	357	(356)	(1)
JNL/Invesco Global Real Estate Fund	7,953	(7,953)	–
JNL/Invesco International Growth Fund	(14)	14	–
JNL/Invesco Small Cap Growth Fund	4	(4)	–
JNL/Ivy Asset Strategy Fund	3,011	(3,010)	(1)
JNL/JPMorgan International Value Fund	3,626	(3,626)	–
JNL/JPMorgan MidCap Growth Fund	242	(109)	(133)
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,862	(2,862)	–
JNL/Lazard Emerging Markets Fund	(12)	12	–
JNL/M&G Global Basics Fund	582	(582)	–
JNL/M&G Global Leaders Fund	(11)	–	11
JNL/Mellon Capital Management 10 x 10 Fund	222	(222)	–
JNL/Mellon Capital Management Index 5 Fund	777	(777)	–
JNL/Mellon Capital Management Emerging Markets Index Fund	(238)	238	–
JNL/Mellon Capital Management European 30 Fund	(3)	3	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	147	(147)	–
JNL/Mellon Capital Management S&P 500 Index Fund	(293)	293	–
JNL/Mellon Capital Management International Index Fund	(527)	527	–
JNL/Mellon Capital Management Bond Index Fund	5,488	(5,488)	–
JNL/Mellon Capital Management Global Alpha Fund	21,236	(18,908)	(2,328)
JNL/Morgan Stanley Mid Cap Growth Fund	19	–	(19)
JNL/Neuberger Berman Strategic Income Fund	129	(129)	–
JNL/Oppenheimer Global Growth Fund	201	(201)	–
JNL/PIMCO Real Return Fund	(8,519)	8,519	–
JNL/PIMCO Total Return Bond Fund	19,318	(20,419)	1,101
JNL/PPM America Floating Rate Income Fund	(91)	91	–
JNL/PPM America High Yield Bond Fund	(154)	154	–
JNL/Red Rocks Listed Private Equity Fund	16,307	(10,992)	(5,315)
JNL/S&P Dividend Income & Growth Fund	(13)	13	–
JNL/S&P Total Yield Fund	(23)	23	–
JNL/S&P 4 Fund	5,399	(5,399)	–
JNL/S&P Managed Conservative Fund	17,529	(17,529)	–
JNL/S&P Managed Moderate Fund	15,743	(15,743)	–

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/S&P Managed Moderate Growth Fund	$17,947	$(17,947)	$–
JNL/S&P Managed Growth Fund	7,766	(7,766)	–
JNL/S&P Managed Aggressive Growth Fund	1,043	(1,043)	–
JNL/T. Rowe Price Established Growth Fund	(34)	34	–
JNL/T. Rowe Price Mid-Cap Growth Fund	1,670	(1,670)	–
JNL/T. Rowe Price Short-Term Bond Fund	5,107	(5,176)	69
JNL/T. Rowe Price Value Fund	(1,658)	1,664	(6)
JNL/WMC Balanced Fund	4,518	(4,518)	–
JNL/WMC Value Fund	14	(14)	–

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. In general, the provisions of the Act were effective for the Funds’ fiscal year ending December 31, 2011. Under the Act, a Fund is permitted to carry forward capital losses for an unlimited period. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses, and are not considered exclusively short-term as under previous law.

At December 31, 2012, the following Funds had pre-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains. If not used, the capital loss carryovers will expire as follows:

	Amount	Year(s) of Expiration
JNL/BlackRock Commodity Securities Fund	$21,797	2017
JNL/Capital Guardian Global Balanced Fund	34,847	2017-2018
JNL/Capital Guardian Global Diversified Research Fund	55,280	2016-2017
JNL/Franklin Templeton Founding Strategy Fund	9,243	2016
JNL/Franklin Templeton Global Growth Fund	17,474	2017-2018
JNL/Franklin Templeton Income Fund	68,520	2016-2018
JNL/Franklin Templeton Mutual Shares Fund	37,697	2017-2018
JNL/Invesco Global Real Estate Fund	7,476	2017
JNL/Invesco International Growth Fund	95,983	2016-2018
JNL/Ivy Asset Strategy Fund	42,824	2018
JNL/JPMorgan International Value Fund	207,700	2016-2018
JNL/JPMorgan MidCap Growth Fund	3,470	2017
JNL/JPMorgan U.S. Government & Quality Bond Fund	999	2014-2017
JNL/Lazard Mid Cap Equity Fund	42,793	2016-2017
JNL/Mellon Capital Management S&P 500 Index Fund	8,680	2013-2016
JNL/Mellon Capital Management International Index Fund	8,176	2017-2018
JNL/PPM America Value Equity Fund	100,710	2016-2017
JNL/T. Rowe Price Established Growth Fund	96,588	2017
JNL/T. Rowe Price Short-Term Bond Fund	21,370	2017-2018

At December 31, 2012, the following Funds had post-enactment unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future net realized capital gains and will be carried forward indefinitely and retain their character as follows:

	Short Term Capital Losses	Long Term Capital Losses
JNL/BlackRock Commodity Securities Fund	$12,332	$10,699
JNL/BlackRock Global Allocation Fund	422	–
JNL/Eastspring Investments China-India Fund	2,389	5,485
JNL/Franklin Templeton Founding Strategy Fund	–	9,758
JNL/Franklin Templeton Income Fund	–	7,536
JNL/JPMorgan International Value Fund	8,798	25,511
JNL/JPMorgan U.S. Government & Quality Bond Fund	2,921	1,132
JNL/M&G Global Leaders Fund	1,541	279
JNL/Mellon Capital Management Emerging Market Index Fund	2,103	–
JNL/Mellon Capital Management European 30 Fund	630	158
JNL/Mellon Capital Management Pacific Rim 30 Fund	533	648
JNL/Mellon Capital Management International Index Fund	–	9,233
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	83	–
JNL/Morgan Stanley Mid Cap Growth Fund	71	–
JNL/PPM America Floating Rate Income Fund	1,705	894
JNL/PPM America Mid Cap Value Fund	184	–
JNL/Red Rocks Listed Private Equity Fund	8,896	21,447
JNL/T. Rowe Price Short-Term Bond Fund	4,764	3,077

JNL Series Trust

Notes to Financial Statements

December 31, 2012

At December 31, 2012, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October 31, 2012 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2013:

Amount
JNL/M&G Global Leaders Fund	$624
JNL/Mellon Capital Management International Index Fund	7,954
JNL/Mellon Capital Management Bond Index Fund	162
JNL/Morgan Stanley Mid Cap Growth Fund	91
JNL/PIMCO Total Return Bond Fund	1,643
JNL/PPM America Value Equity Fund	233
JNL/T. Rowe Price Established Growth Fund	1,813
JNL/T. Rowe Price Mid-Cap Growth Fund	7,796

As of December 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$654,157	$46,026	$(988)	$45,038
JNL/American Funds Global Bond Fund	464,190	4,518	(2,016)	2,502
JNL/American Funds Global Small Capitalization Fund	204,117	7,757	(6,074)	1,683
JNL/American Funds Growth-Income Fund	784,977	80,271	(475)	79,796
JNL/American Funds International Fund	347,938	18,054	(5,705)	12,349
JNL/American Funds New World Fund	442,816	24,465	(2,658)	21,807
JNL Institutional Alt 20 Fund	1,360,547	63,246	(17,687)	45,559
JNL Institutional Alt 35 Fund	1,963,737	86,996	(30,343)	56,653
JNL Institutional Alt 50 Fund	2,723,987	113,305	(37,678)	75,627
JNL Institutional Alt 65 Fund	901,359	31,582	(21,890)	9,692
JNL/American Funds Balanced Allocation Fund	145,259	4,303	(912)	3,391
JNL/American Funds Growth Allocation Fund	101,556	3,804	(391)	3,413
JNL Disciplined Moderate Fund	727,959	37,602	(4,392)	33,210
JNL Disciplined Moderate Growth Fund	782,112	40,317	(4,332)	35,985
JNL Disciplined Growth Fund	306,228	12,985	(2,846)	10,139
JNL/AQR Managed Futures Strategy Fund	511,828	–	(2)	(2)
JNL/BlackRock Commodity Securities Fund	1,486,672	120,534	(94,067)	26,467
JNL/BlackRock Global Allocation Fund	1,617,155	213,283	(146,560)	66,723
JNL/Brookfield Global Infrastructure Fund	310,723	25,263	(3,504)	21,759
JNL/Capital Guardian Global Balanced Fund	406,657	50,618	(12,354)	38,264
JNL/Capital Guardian Global Diversified Research Fund	304,691	69,618	(13,190)	56,428
JNL/DFA U.S. Core Equity Fund	222,099	22,245	(6,374)	15,871
JNL/Eagle SmallCap Equity Fund	1,296,508	184,026	(67,881)	116,145
JNL/Eastspring Investments Asia ex-Japan Fund	153,176	13,843	(10,289)	3,554
JNL/Eastspring Investments China-India Fund	376,318	47,881	(39,938)	7,943
JNL/Franklin Templeton Founding Strategy Fund	1,231,364	37,707	(42,667)	(4,960)
JNL/Franklin Templeton Global Growth Fund	661,238	103,872	(82,726)	21,146
JNL/Franklin Templeton Global Multisector Bond Fund	949,370	46,408	(3,034)	43,374
JNL/Franklin Templeton Income Fund	1,844,694	143,337	(100,721)	42,616
JNL/Franklin Templeton International Small Cap Growth Fund	261,941	34,310	(14,284)	20,026
JNL/Franklin Templeton Mutual Shares Fund	781,452	201,466	(146,351)	55,115
JNL/Franklin Templeton Small Cap Value Fund	829,676	128,343	(22,410)	105,933
JNL/Goldman Sachs Core Plus Bond Fund	1,061,138	31,689	(13,593)	18,096
JNL/Goldman Sachs Emerging Markets Debt Fund	945,527	33,410	(10,010)	23,400
JNL/Goldman Sachs Mid Cap Value Fund	898,031	105,270	(20,795)	84,474
JNL/Goldman Sachs U.S. Equity Flex Fund	147,998	15,704	(3,510)	12,194
JNL/Invesco Global Real Estate Fund	1,320,003	110,467	(13,504)	96,963
JNL/Invesco International Growth Fund	648,006	110,747	(19,094)	91,653
JNL/Invesco Large Cap Growth Fund	911,904	112,315	(25,566)	86,749
JNL/Invesco Small Cap Growth Fund	391,075	44,157	(14,868)	29,289
JNL/Ivy Asset Strategy Fund	1,836,218	276,189	(60,069)	216,120
JNL/JPMorgan International Value Fund	479,270	59,509	(18,818)	40,691
JNL/JPMorgan MidCap Growth Fund	554,381	61,496	(21,970)	39,526
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,581,273	119,080	(4,019)	115,061
JNL/Lazard Emerging Markets Fund	1,352,903	210,622	(127,583)	83,039
JNL/Lazard Mid Cap Equity Fund	215,765	17,083	(6,896)	10,187
JNL/M&G Global Basics Fund	223,053	22,810	(18,341)	4,469
JNL/M&G Global Leaders Fund	41,436	6,313	(1,351)	4,962
JNL/Mellon Capital Management 10 x 10 Fund	293,383	22,332	(1,509)	20,823
JNL/Mellon Capital Management Index 5 Fund	491,883	54,357	(3,514)	50,843
JNL/Mellon Capital Management Emerging Markets Index Fund	388,120	41,203	(20,374)	20,829
JNL/Mellon Capital Management European 30 Fund	35,128	1,768	(4,351)	(2,583)
JNL/Mellon Capital Management Pacific Rim 30 Fund	104,283	8,393	(4,557)	3,836
JNL/Mellon Capital Management S&P 500 Index Fund	1,348,733	323,517	(60,545)	262,972

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	$930,550	$186,971	$(75,664)	$111,307
JNL/Mellon Capital Management Small Cap Index Fund	1,081,556	236,746	(116,244)	120,502
JNL/Mellon Capital Management International Index Fund	1,749,877	268,551	(216,634)	51,917
JNL/Mellon Capital Management Bond Index Fund	1,922,990	89,427	(1,478)	87,949
JNL/Mellon Capital Management Global Alpha Fund	494,492	93	(72)	21
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	78,175	5,872	(4,681)	1,191
JNL/Morgan Stanley Mid Cap Growth Fund	18,665	1,038	(827)	211
JNL/Neuberger Berman Strategic Income Fund	112,072	1,289	(165)	1,124
JNL/Oppenheimer Global Growth Fund	582,062	106,063	(28,022)	78,041
JNL/PIMCO Real Return Fund	5,279,829	42,223	(69,923)	(27,700)
JNL/PIMCO Total Return Bond Fund	6,437,879	214,482	(21,297)	193,185
JNL/PPM America Floating Rate Income Fund	670,580	16,306	(10,190)	6,116
JNL/PPM America High Yield Bond Fund	2,477,620	130,491	(21,875)	108,616
JNL/PPM America Mid Cap Value Fund	166,050	8,455	(7,746)	709
JNL/PPM America Small Cap Value Fund	116,833	5,340	(4,136)	1,204
JNL/PPM America Value Equity Fund	118,639	12,480	(8,124)	4,356
JNL/Red Rocks Listed Private Equity Fund	653,825	59,342	(27,803)	31,539
JNL/S&P Competitive Advantage Fund	814,859	71,049	(30,961)	40,088
JNL/S&P Dividend Income & Growth Fund	1,255,082	71,417	(24,458)	46,959
JNL/S&P Intrinsic Value Fund	717,965	38,612	(34,050)	4,562
JNL/S&P Total Yield Fund	549,604	28,264	(14,520)	13,744
JNL/S&P 4 Fund	1,090,523	197,530	(3,506)	194,024
JNL/S&P Managed Conservative Fund	1,774,975	75,921	(10,608)	65,313
JNL/S&P Managed Moderate Fund	2,785,937	147,248	(19,548)	127,700
JNL/S&P Managed Moderate Growth Fund	4,547,185	297,633	(43,747)	253,886
JNL/S&P Managed Growth Fund	3,063,594	265,183	(64,974)	200,209
JNL/S&P Managed Aggressive Growth Fund	1,034,263	77,050	(19,231)	57,819
JNL/T. Rowe Price Established Growth Fund	1,986,474	615,129	(43,597)	571,532
JNL/T. Rowe Price Mid-Cap Growth Fund	1,586,070	342,053	(62,064)	279,989
JNL/T. Rowe Price Short-Term Bond Fund	2,004,152	21,206	(1,802)	19,404
JNL/T. Rowe Price Value Fund	1,415,809	205,815	(53,599)	152,216
JNL/UBS Large Cap Select Growth Fund	464,999	41,734	(22,906)	18,828
JNL/WMC Balanced Fund	2,397,260	245,208	(40,019)	205,189
JNL/WMC Money Market Fund	1,253,046	–	–	–
JNL/WMC Value Fund	1,125,008	205,004	(37,383)	167,621

As of December 31, 2012, the components of distributable taxable earnings for U.S federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/American Funds Blue Chip Income and Growth Fund	$11,220	$4,729	$45,032	$–
JNL/American Funds Global Bond Fund	9,706	2,152	2,499	–
JNL/American Funds Global Small Capitalization Fund	1,872	635	1,680	–
JNL/American Funds Growth-Income Fund	10,240	1,276	79,790	–
JNL/American Funds International Fund	3,805	757	12,346	–
JNL/American Funds New World Fund	3,061	1,049	21,803	–
JNL Institutional Alt 20 Fund	32,567	27,405	45,303	–
JNL Institutional Alt 35 Fund	37,404	42,632	56,020	–
JNL Institutional Alt 50 Fund	40,554	33,152	74,382	–
JNL Institutional Alt 65 Fund	8,193	17,787	9,158	–
JNL/American Funds Balanced Allocation Fund	2,541	24	3,391	–
JNL/American Funds Growth Allocation Fund	1,575	8	3,413	–
JNL Disciplined Moderate Fund	20,207	10,411	33,199	–
JNL Disciplined Moderate Growth Fund	20,092	15,829	35,974	–
JNL Disciplined Growth Fund	7,986	6,081	10,134	–
JNL/AQR Managed Futures Strategy Fund	16,864	255	2,363	–
JNL/BlackRock Commodity Securities Fund	5,461	–	26,438	(44,828)
JNL/BlackRock Global Allocation Fund	13,500	–	65,005	(422)
JNL/Brookfield Global Infrastructure Fund	15,321	1,098	21,752	–
JNL/Capital Guardian Global Balanced Fund	7,680	–	36,316	(34,847)
JNL/Capital Guardian Global Diversified Research Fund	4,748	–	56,417	(55,280)
JNL/DFA U.S. Core Equity Fund	3,550	16,843	15,864	–
JNL/Eagle SmallCap Equity Fund	9,029	23,046	116,125	–
JNL/Eastspring Investments Asia ex-Japan Fund	1,722	1,119	3,550	–
JNL/Eastspring Investments China-India Fund	3,284	–	7,934	(7,874)
JNL/Franklin Templeton Founding Strategy Fund	28,077	–	(4,998)	(19,001)
JNL/Franklin Templeton Global Growth Fund	10,161	–	21,140	(17,474)
JNL/Franklin Templeton Global Multisector Bond Fund	37,224	–	43,687	–

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/Franklin Templeton Income Fund	$77,460	$–	$42,592	$(76,056)
JNL/Franklin Templeton International Small Cap Growth Fund	3,678	6,156	20,016	–
JNL/Franklin Templeton Mutual Shares Fund	8,780	–	55,164	(37,697)
JNL/Franklin Templeton Small Cap Value Fund	7,939	5,382	105,923	–
JNL/Goldman Sachs Core Plus Bond Fund	45,754	9,768	19,298	–
JNL/Goldman Sachs Emerging Markets Debt Fund	86,163	8,510	19,409	–
JNL/Goldman Sachs Mid Cap Value Fund	2,542	4,950	84,456	–
JNL/Goldman Sachs U.S. Equity Flex Fund	1,408	1,947	10,359	–
JNL/Invesco Global Real Estate Fund	48,005	–	96,968	(7,476)
JNL/Invesco International Growth Fund	11,413	–	91,641	(95,983)
JNL/Invesco Large Cap Growth Fund	3,311	59,892	86,717	–
JNL/Invesco Small Cap Growth Fund	1,737	11,560	29,284	–
JNL/Ivy Asset Strategy Fund	35,916	–	216,917	(42,824)
JNL/JPMorgan International Value Fund	20,632	–	40,836	(242,009)
JNL/JPMorgan MidCap Growth Fund	1,819	–	39,547	(3,470)
JNL/JPMorgan U.S. Government & Quality Bond Fund	42,811	–	114,798	(5,052)
JNL/Lazard Emerging Markets Fund	22,388	27,095	83,002	–
JNL/Lazard Mid Cap Equity Fund	635	–	10,177	(42,793)
JNL/M&G Global Basics Fund	3,832	4,909	4,463	–
JNL/M&G Global Leaders Fund	89	–	4,337	(1,820)
JNL/Mellon Capital Management 10 x 10 Fund	7,375	2,549	20,815	–
JNL/Mellon Capital Management Index 5 Fund	9,881	10,590	50,833	–
JNL/Mellon Capital Management Emerging Markets Index Fund	4,544	–	20,827	(2,103)
JNL/Mellon Capital Management European 30 Fund	983	–	(2,583)	(788)
JNL/Mellon Capital Management Pacific Rim 30 Fund	5,150	–	3,833	(1,181)
JNL/Mellon Capital Management S&P 500 Index Fund	328	3,328	262,924	(8,680)
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	3,692	2,568	111,281	–
JNL/Mellon Capital Management Small Cap Index Fund	6,630	4,964	120,474	–
JNL/Mellon Capital Management International Index Fund	6,682	–	44,624	(17,409)
JNL/Mellon Capital Management Bond Index Fund	9,501	1,247	87,740	–
JNL/Mellon Capital Management Global Alpha Fund	–	–	(3,811)	–
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	594	–	1,190	(83)
JNL/Morgan Stanley Mid Cap Growth Fund	–	–	121	(71)
JNL/Neuberger Berman Strategic Income Fund	1,566	3	1,078	–
JNL/Oppenheimer Global Growth Fund	8,207	332	78,029	–
JNL/PIMCO Real Return Fund	226,910	12,205	(35,890)	–
JNL/PIMCO Total Return Bond Fund	17,018	4,830	193,456	–
JNL/PPM America Floating Rate Income Fund	21,743	–	6,112	(2,599)
JNL/PPM America High Yield Bond Fund	4,282	4,338	108,584	–
JNL/PPM America Mid Cap Value Fund	1,631	–	706	(184)
JNL/PPM America Small Cap Value Fund	697	742	1,202	–
JNL/PPM America Value Equity Fund	1,992	–	4,116	(100,710)
JNL/Red Rocks Listed Private Equity Fund	62,979	–	31,616	(30,343)
JNL/S&P Competitive Advantage Fund	34,692	66,254	40,076	–
JNL/S&P Dividend Income & Growth Fund	73,992	50,435	46,943	–
JNL/S&P Intrinsic Value Fund	70,401	4,247	4,550	–
JNL/S&P Total Yield Fund	39,702	11,783	13,733	–
JNL/S&P 4 Fund	16,817	63,183	193,998	–
JNL/S&P Managed Conservative Fund	10,527	1,086	65,280	–
JNL/S&P Managed Moderate Fund	14,964	6,246	127,644	–
JNL/S&P Managed Moderate Growth Fund	27,442	18,126	253,785	–
JNL/S&P Managed Growth Fund	34,757	20,284	200,130	–
JNL/S&P Managed Aggressive Growth Fund	9,521	3,885	57,787	–
JNL/T. Rowe Price Established Growth Fund	2,736	–	569,659	(96,588)
JNL/T. Rowe Price Mid-Cap Growth Fund	1,678	2,678	272,147	–
JNL/T. Rowe Price Short-Term Bond Fund	21,291	–	19,270	(29,211)
JNL/T. Rowe Price Value Fund	42,851	66,950	152,176	–
JNL/UBS Large Cap Select Growth Fund	26,516	42,801	18,808	–
JNL/WMC Balanced Fund	56,021	32,118	204,506	–
JNL/WMC Money Market Fund	13	–	(45)	–
JNL/WMC Value Fund	20,011	2,476	167,581	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

Unrealized gains (losses) are adjusted for open wash sale loss deferrals; accelerated recognition of unrealized gain/loss on futures, options, and forward contracts; and accelerated recognition of unrealized gain on PFICs. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

JNL Series Trust

Notes to Financial Statements

December 31, 2012

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2012, was as follows:

	Net Ordinary Income *	Long-term Capital Gain**	Return of Capital
JNL/American Funds Blue Chip Income and Growth Fund	$5,813	$717	$–
JNL/American Funds Global Bond Fund	8,368	3,503	–
JNL/American Funds Global Small Capitalization Fund	2,539	279	–
JNL/American Funds Growth-Income Fund	6,014	388	–
JNL/American Funds International Fund	3,629	365	–
JNL/American Funds New World Fund	5,106	488	–
JNL Institutional Alt 20 Fund	20,382	28,063	–
JNL Institutional Alt 35 Fund	35,317	49,338	–
JNL Institutional Alt 50 Fund	44,561	68,334	–
JNL Institutional Alt 65 Fund	24,432	50,142	–
JNL Disciplined Moderate Fund	9,961	22,273	–
JNL Disciplined Moderate Growth Fund	9,844	23,526	–
JNL Disciplined Growth Fund	3,204	8,109	–
JNL/Brookfield Global Infrastructure Fund	87	–	–
JNL/Capital Guardian Global Balanced Fund	8,165	–	–
JNL/Capital Guardian Global Diversified Research Fund	3,961	–	–
JNL/DFA U.S. Core Equity Fund	1,918	–	–
JNL/Eagle SmallCap Equity Fund	–	9,608	–
JNL/Eastspring Investments Asia ex-Japan Fund	1,977	4,888	–
JNL/Eastspring Investments China-India Fund	2,540	–	–
JNL/Franklin Templeton Founding Strategy Fund	25,315	–	–
JNL/Franklin Templeton Global Growth Fund	8,959	–	–
JNL/Franklin Templeton Global Multisector Bond Fund	1,620	–	–
JNL/Franklin Templeton Income Fund	68,558	–	–
JNL/Franklin Templeton International Small Cap Growth Fund	3,223	–	–
JNL/Franklin Templeton Mutual Shares Fund	11,622	–	–
JNL/Franklin Templeton Small Cap Value Fund	2,018	1,037	–
JNL/Goldman Sachs Core Plus Bond Fund	39,322	11,092	–
JNL/Goldman Sachs Emerging Markets Debt Fund	14,876	6,030	–
JNL/Goldman Sachs Mid Cap Value Fund	9,749	9,411	–
JNL/Goldman Sachs U.S. Equity Flex Fund	458	–	–
JNL/Invesco Global Real Estate Fund	8,321	–	–
JNL/Invesco International Growth Fund	11,351	–	–
JNL/Invesco Large Cap Growth Fund	–	28,599	–
JNL/Invesco Small Cap Growth Fund	–	12,509	–
JNL/Ivy Asset Strategy Fund	1,925	–	–
JNL/JPMorgan International Value Fund	21,573	–	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,041	–	–
JNL/Lazard Emerging Markets Fund	27,477	33,166	–
JNL/Lazard Mid Cap Equity Fund	579	–	–
JNL/M&G Global Basics Fund	2,296	5,514	–
JNL/M&G Global Leaders Fund	459	78	–
JNL/Mellon Capital Management 10 x 10 Fund	7,118	2,859	–
JNL/Mellon Capital Management Index 5 Fund	7,665	14,811	–
JNL/Mellon Capital Management Emerging Markets Index Fund	142	–	–
JNL/Mellon Capital Management European 30 Fund	1,079	321	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	3,352	507	–
JNL/Mellon Capital Management S&P 500 Index Fund	23,906	12,730	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12,305	23,559	–
JNL/Mellon Capital Management Small Cap Index Fund	19,084	26,901	–
JNL/Mellon Capital Management International Index Fund	43,879	–	–
JNL/Mellon Capital Management Bond Index Fund	42,916	4,640	–
JNL/Mellon Capital Management Global Alpha Fund	–	7,902	–
JNL/Morgan Stanley Mid Cap Growth Fund	46	–	18
JNL/Oppenheimer Global Growth Fund	5,979	–	–
JNL/PIMCO Real Return Fund	215,358	10,876	–
JNL/PIMCO Total Return Bond Fund	191,538	28,010	–
JNL/PPM America Floating Rate Income Fund	15,175	–	–
JNL/PPM America High Yield Bond Fund	114,070	–	–
JNL/PPM America Mid Cap Value Fund	4,631	5,174	–
JNL/PPM America Small Cap Value Fund	1,111	2,532	–
JNL/PPM America Value Equity Fund	1,624	–	–
JNL/Red Rocks Listed Private Equity Fund	–	7,955	–
JNL/S&P Competitive Advantage Fund	5,150	9,513	–
JNL/S&P Dividend Income & Growth Fund	30,471	40,651	–
JNL/S&P Intrinsic Value Fund	9,135	13,209	–
JNL/S&P Total Yield Fund	5,684	3,532	–
JNL/S&P 4 Fund	22,259	47,013	–
JNL/S&P Managed Conservative Fund	41,301	22,099	–

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Net Ordinary Income*	Long-term Capital Gain**	Return of Capital
JNL/S&P Managed Moderate Fund	$52,132	$79,454	$–
JNL/S&P Managed Moderate Growth Fund	72,539	143,081	–
JNL/S&P Managed Growth Fund	38,173	93,531	–
JNL/S&P Managed Aggressive Growth Fund	9,238	–	–
JNL/T. Rowe Price Mid-Cap Growth Fund	10,781	68,781	–
JNL/T. Rowe Price Short-Term Bond Fund	18,053	–	–
JNL/T. Rowe Price Value Fund	18,624	–	–
JNL/UBS Large Cap Select Growth Fund	712	39,404	–
JNL/WMC Balanced Fund	28,402	17,348	–
JNL/WMC Money Market Fund	14	–	–
JNL/WMC Value Fund	27,537	41,220	–

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2012.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2011 was as follows:

	Net Ordinary Income*	Long-Term Capital Gains	Return of Capital
JNL/American Funds Blue Chip Income and Growth Fund	$1,894	$–	$–
JNL/American Funds Global Bond Fund	2,522	–	–
JNL/American Funds Global Small Capitalization Fund	487	–	–
JNL/American Funds Growth-Income Fund	1,730	–	–
JNL/American Funds International Fund	1,366	–	–
JNL/American Funds New World Fund	1,267	–	–
JNL Institutional Alt 20 Fund	8,314	241	–
JNL Institutional Alt 35 Fund	11,094	875	–
JNL Institutional Alt 50 Fund	13,248	1,774	–
JNL Institutional Alt 65 Fund	7,466	2,279	–
JNL Disciplined Moderate Fund	5,555	–	–
JNL Disciplined Moderate Growth Fund	5,073	–	–
JNL Disciplined Growth Fund	1,790	–	–
JNL/BlackRock Commodity Securities Fund	6,182	–	–
JNL/BlackRock Global Allocation Fund	2,083	–	–
JNL/Capital Guardian Global Balanced Fund	4,051	–	–
JNL/Capital Guardian Global Diversified Research Fund	2,942	–	–
JNL/Capital Guardian U.S. Growth Equity Fund	1,471	–	–
JNL/Eagle Core Equity Fund	1,254	–	–
JNL/Eagle SmallCap Equity Fund	–	45,974	–
JNL/Franklin Templeton Founding Strategy Fund	15,769	–	–
JNL/Franklin Templeton Global Growth Fund	4,674	–	–
JNL/Franklin Templeton Income Fund	49,319	–	–
JNL/Franklin Templeton International Small Cap Growth Fund	3,322	–	–
JNL/Franklin Templeton Mutual Shares Fund	16,469	–	–
JNL/Franklin Templeton Small Cap Value Fund	1,117	–	–
JNL/Goldman Sachs Core Plus Bond Fund	45,634	13,815	–
JNL/Goldman Sachs Emerging Markets Debt Fund	59,020	1,334	–
JNL/Goldman Sachs Mid Cap Value Fund	6,094	17,388	2,075
JNL/Goldman Sachs U.S. Equity Flex Fund	126	–	–
JNL/Invesco Global Real Estate Fund	20,347	–	–
JNL/Invesco International Growth Fund	4,545	–	–
JNL/Invesco Large Cap Growth Fund	1,515	–	–
JNL/Invesco Small Cap Growth Fund	–	515	–
JNL/Ivy Asset Strategy Fund	2,095	–	–
JNL/JPMorgan International Value Fund	18,370	–	–
JNL/JPMorgan U.S. Government & Quality Bond Fund	30,296	–	–
JNL/Lazard Emerging Markets Fund	14,096	–	–
JNL/Lazard Mid Cap Equity Fund	1,475	–	–
JNL/M&G Global Basics Fund	1,049	–	–
JNL/M&G Global Leaders Fund	262	2,318	–
JNL/Mellon Capital Management 10 x 10 Fund	4,082	–	–
JNL/Mellon Capital Management Index 5 Fund	4,123	833	–
JNL/Mellon Capital Management European 30 Fund	1,567	20	–
JNL/Mellon Capital Management Pacific Rim 30 Fund	2,891	206	–
JNL/Mellon Capital Management S&P 500 Index Fund	20,260	7,562	–
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	5,829	29,895	–
JNL/Mellon Capital Management Small Cap Index Fund	6,263	25,667	–
JNL/Mellon Capital Management International Index Fund	34,326	–	–
JNL/Mellon Capital Management Bond Index Fund	43,945	11,999	–
JNL/Mellon Capital Management Global Alpha Fund	7,412	2,161	–
JNL/Oppenheimer Global Growth Fund	3,407	–	–

JNL Series Trust

Notes to Financial Statements

December 31, 2012

	Net Ordinary Income*	Long-Term Capital Gains	Return of Capital
JNL/PAM Asia ex-Japan Fund	$6,931	$2,110	$–
JNL/PAM China-India Fund	10,339	9,772	–
JNL/PIMCO Real Return Fund	118,063	8,649	–
JNL/PIMCO Total Return Bond Fund	110,012	4,665	–
JNL/PPM America High Yield Bond Fund	82,805	–	–
JNL/PPM America Mid Cap Value Fund	152	1,245	–
JNL/PPM America Small Cap Value Fund	3,291	3,193	–
JNL/PPM America Value Equity Fund	1,302	–	–
JNL/Red Rocks Listed Private Equity Fund	70,288	13,437	–
JNL/S&P Managed Conservative Fund	26,710	17,017	–
JNL/S&P Managed Moderate Fund	40,247	16,383	–
JNL/S&P Managed Moderate Growth Fund	67,317	47,411	–
JNL/S&P Managed Growth Fund	17,402	12,182	–
JNL/S&P Managed Aggressive Growth Fund	5,576	–	–
JNL/S&P Competitive Advantage Fund	7,792	27,390	–
JNL/S&P Dividend Income & Growth Fund	16,173	4,695	–
JNL/S&P Intrinsic Value Fund	17,947	20,259	–
JNL/S&P Total Yield Fund	9,475	13,817	–
JNL/S&P 4 Fund	45,486	4,208	–
JNL/T.Rowe Price Mid-Cap Growth Fund	14,264	109,663	–
JNL/T.Rowe Price Short-Term Bond Fund	14,168	–	–
JNL/T.Rowe Price Value Fund	17,751	–	–
JNL/WMC Balanced Fund	18,323	–	–
JNL/WMC Money Market Fund	16	–	–
JNL/WMC Value Fund	12,697	–	–

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2009, 2010, 2011 and 2012, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the year ended December 31, 2012.

NOTE 9. BORROWING ARRANGEMENTS

Line of Credit – JNL/PPM America Floating Rate Income Fund participates in a $40 million committed, unsecured revolving line of credit facility. Borrowings are to be used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Interest on borrowings are payable at the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Fund pays an annual commitment fee of 0.10% for this facility. No amounts were borrowed under the facility during the year. The commitment fee is included in other expenses in the Fund’s Statement of Operations.

NOTE 10. MISCLASSIFICATION

A correction for a misclassification between net investment income and net change in unrealized appreciation (depreciation) in the December 31, 2011 Statement of Changes in Net Assets and the December 31, 2010 and 2011 Financial Highlights of the JNL/T. Rowe Price Short-Term Bond Fund has been made to properly reflect distributions received by the Fund for one of its investments as a return of capital. Net investment income and net realized and unrealized gains (losses) for a share outstanding and the ratio of net investment income (loss) to average net assets for these periods included in the Financial Highlights have been adjusted for the misclassification. The following correction (in thousands) had no impact on the net assets or net asset value of the Fund:

	2010	2011
Net investment income	$ (1,121)	$ (1,463)
Net change in unrealized appreciation	1,121	1,463

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except for the following:

Effective January 1, 2013, the investment advisory fee for JNL/Mellon Capital Management S&P 500 Index Fund on net assets between $0M to $500M was reduced from 0.29% to 0.28% of the average daily net assets of the Fund.

Effective February 20, 2013, the Board voted to approve the Trust entering into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Trust plans to participate in the SCA with other funds managed by JNAM and Curian Capital LLC, a subsidiary of Jackson and an affiliate of JNAM, in a credit facility to be used solely to finance shareholder redemptions or for other temporary or emergency purposes. The Funds will be able to borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Funds’ prospectuses and the 1940 Act.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the accompanying (consolidated, with respect to JNL/BlackRock Global Allocation Fund and JNL/Ivy Asset Strategy Fund) statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within JNL Series Trust (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2012, and the related statements of operations for the year or periods then ended, the statement of cash flows for the year then ended with respect to JNL/Goldman Sachs U.S. Equity Flex Fund and JNL/PIMCO Real Return Fund, the statements of changes in net assets for each of the years or periods in the two-year period indicated herein, and the financial highlights for each of the years or periods in the five-year period indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the (consolidated, with respect to JNL/BlackRock Global Allocation Fund and JNL/Ivy Asset Strategy Fund) financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2012, the results of their operations, JNL/Goldman Sachs U.S. Equity Flex Fund’s and JNL/PIMCO Real Return Fund’s cash flows, changes in their net assets and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

February 28, 2013

Chicago, Illinois

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/BlackRock Commodity Securities Fund
Class A	$1,000.00	$1,079.10	0.98%	$5.12	$1,000.00	$1,020.23	0.98%	$4.98
Class B	1,000.00	1,079.70	0.78	4.08	1,000.00	1,021.23	0.78	3.96
JNL/BlackRock Global Allocation Fund
Class A	1,000.00	1,060.50	1.09	5.65	1,000.00	1,019.66	1.09	5.53
Class B	1,000.00	1,061.30	0.89	4.61	1,000.00	1,020.66	0.89	4.52
JNL/Brookfield Global Infrastructure Fund
Class A	1,000.00	1,101.60	1.15	6.08	1,000.00	1,019.36	1.15	5.84
Class B	1,000.00	1,103.40	0.95	5.02	1,000.00	1,020.37	0.95	4.82
JNL/Capital Guardian Global Balanced Fund
Class A	1,000.00	1,089.10	1.01	5.30	1,000.00	1,020.07	1.01	5.13
Class B	1,000.00	1,091.00	0.81	4.26	1,000.00	1,021.07	0.81	4.12
JNL/Capital Guardian Global Diversified Research Fund
Class A	1,000.00	1,113.90	1.08	5.74	1,000.00	1,019.69	1.08	5.48
Class B	1,000.00	1,115.00	0.88	4.68	1,000.00	1,020.69	0.88	4.47
JNL/DFA U.S. Core Equity Fund
Class A	1,000.00	1,060.70	0.80	4.14	1,000.00	1,021.10	0.80	4.06
Class B	1,000.00	1,061.30	0.60	3.11	1,000.00	1,022.11	0.60	3.05
JNL/Eagle SmallCap Equity Fund
Class A	1,000.00	1,086.10	0.98	5.14	1,000.00	1,020.21	0.98	4.98
Class B	1,000.00	1,087.00	0.78	4.09	1,000.00	1,021.21	0.78	3.96
JNL/Eastspring Investments Asia ex-Japan Fund
Class A	1,000.00	1,148.90	1.27	6.86	1,000.00	1,018.76	1.27	6.44
Class B	1,000.00	1,150.70	1.07	5.78	1,000.00	1,019.77	1.07	5.43
JNL/Eastspring Investments China-India Fund
Class A	1,000.00	1,193.10	1.31	7.22	1,000.00	1,018.54	1.31	6.65
Class B	1,000.00	1,193.90	1.11	6.12	1,000.00	1,019.55	1.11	5.63
JNL/Franklin Templeton Founding Strategy Fund
Class A	1,000.00	1,099.30	0.05	0.26	1,000.00	1,024.87	0.05	0.25
JNL/Franklin Templeton Global Growth Fund
Class A	1,000.00	1,160.40	1.04	5.65	1,000.00	1,019.91	1.04	5.28
Class B	1,000.00	1,160.40	0.84	4.56	1,000.00	1,020.92	0.84	4.27
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1,000.00	1,108.40	1.10	5.83	1,000.00	1,019.60	1.10	5.58
Class B	1,000.00	1,109.30	0.90	4.77	1,000.00	1,020.60	0.90	4.57
JNL/Franklin Templeton Income Fund
Class A	1,000.00	1,062.20	0.94	4.87	1,000.00	1,020.43	0.94	4.77
Class B	1,000.00	1,064.10	0.74	3.84	1,000.00	1,021.43	0.74	3.76
JNL/Franklin Templeton International Small Cap Growth Fund
Class A	1,000.00	1,226.30	1.30	7.28	1,000.00	1,018.60	1.30	6.60
Class B	1,000.00	1,227.10	1.10	6.16	1,000.00	1,019.61	1.10	5.58
JNL/Franklin Templeton Mutual Shares Fund
Class A	1,000.00	1,076.40	1.04	5.43	1,000.00	1,019.91	1.04	5.28
Class B	1,000.00	1,078.80	0.84	4.39	1,000.00	1,020.92	0.84	4.27
JNL/Franklin Templeton Small Cap Value Fund
Class A	1,000.00	1,155.70	1.09	5.91	1,000.00	1,019.65	1.09	5.53
Class B	1,000.00	1,157.00	0.89	4.83	1,000.00	1,020.64	0.89	4.52
JNL/Goldman Sachs Core Plus Bond Fund
Class A	1,000.00	1,041.80	0.88	4.52	1,000.00	1,020.73	0.88	4.47
Class B	1,000.00	1,043.50	0.68	3.49	1,000.00	1,021.73	0.68	3.46
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1,000.00	1,105.80	1.07	5.66	1,000.00	1,019.78	1.07	5.43
Class B	1,000.00	1,107.50	0.87	4.61	1,000.00	1,020.78	0.87	4.42
JNL/Goldman Sachs Mid Cap Value Fund
Class A	1,000.00	1,098.60	1.01	5.33	1,000.00	1,020.06	1.01	5.13
Class B	1,000.00	1,100.40	0.81	4.28	1,000.00	1,021.07	0.81	4.12

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/Goldman Sachs U.S. Equity Flex Fund
Class A	$1,000.00	$1,091.40	2.30%	$12.09	$1,000.00	$1,013.56	2.30%	$11.64
Class B	1,000.00	1,092.60	2.10	11.05	1,000.00	1,014.53	2.10	10.63
JNL/Invesco Global Real Estate Fund
Class A	1,000.00	1,117.30	1.05	5.59	1,000.00	1,019.84	1.05	5.33
Class B	1,000.00	1,117.30	0.85	4.52	1,000.00	1,020.85	0.85	4.32
JNL/Invesco International Growth Fund
Class A	1,000.00	1,106.70	1.00	5.30	1,000.00	1,020.12	1.00	5.08
Class B	1,000.00	1,108.60	0.80	4.24	1,000.00	1,021.13	0.80	4.06
JNL/Invesco Large Cap Growth Fund
Class A	1,000.00	1,043.10	0.96	4.93	1,000.00	1,020.31	0.96	4.88
Class B	1,000.00	1,044.30	0.76	3.91	1,000.00	1,021.31	0.76	3.86
JNL/Invesco Small Cap Growth Fund
Class A	1,000.00	1,081.90	1.15	6.02	1,000.00	1,019.37	1.15	5.84
Class B	1,000.00	1,084.00	0.95	4.98	1,000.00	1,020.37	0.95	4.82
JNL/Ivy Asset Strategy Fund
Class A	1,000.00	1,119.50	1.21	6.45	1,000.00	1,019.04	1.21	6.14
Class B	1,000.00	1,119.70	1.01	5.38	1,000.00	1,020.05	1.01	5.13
JNL/JPMorgan International Value Fund
Class A	1,000.00	1,139.30	1.01	5.43	1,000.00	1,020.06	1.01	5.13
Class B	1,000.00	1,139.00	0.81	4.36	1,000.00	1,021.06	0.81	4.12
JNL/JPMorgan MidCap Growth Fund
Class A	1,000.00	1,074.60	0.97	5.06	1,000.00	1,020.26	0.97	4.93
Class B	1,000.00	1,075.90	0.77	4.02	1,000.00	1,021.27	0.77	3.91
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	1,000.00	1,011.70	0.68	3.44	1,000.00	1,021.71	0.68	3.46
Class B	1,000.00	1,012.50	0.48	2.43	1,000.00	1,022.71	0.48	2.44
JNL/Lazard Emerging Markets Fund
Class A	1,000.00	1,131.10	1.22	6.54	1,000.00	1,019.02	1.22	6.19
Class B	1,000.00	1,132.80	1.02	5.47	1,000.00	1,020.02	1.02	5.18
JNL/Lazard Mid Cap Equity Fund
Class A	1,000.00	1,043.80	1.02	5.24	1,000.00	1,020.03	1.02	5.18
Class B	1,000.00	1,044.60	0.82	4.21	1,000.00	1,021.05	0.82	4.17
JNL/M&G Global Basics Fund
Class A	1,000.00	1,092.30	1.21	6.36	1,000.00	1,019.07	1.21	6.14
Class B	1,000.00	1,093.80	1.01	5.32	1,000.00	1,020.07	1.01	5.13
JNL/M&G Global Leaders Fund
Class A	1,000.00	1,102.10	1.14	6.02	1,000.00	1,019.40	1.14	5.79
Class B	1,000.00	1,102.70	0.94	4.97	1,000.00	1,020.39	0.94	4.77
JNL/Mellon Capital Management 10 x 10 Fund
Class A	1,000.00	1,080.60	0.05	0.26	1,000.00	1,024.87	0.05	0.25
JNL/Mellon Capital Management Index 5 Fund
Class A	1,000.00	1,074.90	0.05	0.26	1,000.00	1,024.87	0.05	0.25
JNL/Mellon Capital Management Emerging Markets Index Fund
Class A	1,000.00	1,134.30	0.77	4.13	1,000.00	1,021.27	0.77	3.91
Class B	1,000.00	1,135.40	0.57	3.06	1,000.00	1,022.27	0.57	2.90
JNL/Mellon Capital Management European 30 Fund
Class A	1,000.00	1,101.00	0.77	4.07	1,000.00	1,021.25	0.77	3.91
Class B	1,000.00	1,102.30	0.57	3.01	1,000.00	1,022.26	0.57	2.90
JNL/Mellon Capital Management Pacific Rim 30 Fund
Class A	1,000.00	1,092.60	0.75	3.95	1,000.00	1,021.39	0.75	3.81
Class B	1,000.00	1,094.10	0.55	2.90	1,000.00	1,022.39	0.55	2.80
JNL/Mellon Capital Management S&P 500 Index Fund
Class A	1,000.00	1,056.90	0.57	2.95	1,000.00	1,022.25	0.57	2.90
Class B	1,000.00	1,057.60	0.37	1.91	1,000.00	1,023.25	0.37	1.88
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Class A	1,000.00	1,089.80	0.59	3.10	1,000.00	1,022.18	0.59	3.00
Class B	1,000.00	1,090.90	0.39	2.05	1,000.00	1,023.18	0.39	1.98

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Management Small Cap Index Fund
Class A	$1,000.00	$1,070.00	0.58%	$3.02	$1,000.00	$1,022.24	0.58%	$2.95
Class B	1,000.00	1,070.80	0.38	1.98	1,000.00	1,023.25	0.38	1.93
JNL/Mellon Capital Management International Index Fund
Class A	1,000.00	1,142.50	0.64	3.45	1,000.00	1,021.90	0.64	3.25
Class B	1,000.00	1,143.20	0.44	2.37	1,000.00	1,022.91	0.44	2.24
JNL/Mellon Capital Management Bond Index Fund
Class A	1,000.00	1,015.20	0.56	2.84	1,000.00	1,022.32	0.56	2.85
Class B	1,000.00	1,016.50	0.36	1.82	1,000.00	1,023.32	0.36	1.83
JNL/Mellon Capital Management Global Alpha Fund
Class A	1,000.00	998.10	1.35	6.78	1,000.00	1,018.34	1.35	6.85
Class B	1,000.00	999.10	1.15	5.78	1,000.00	1,019.34	1.15	5.84
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Class A	1,000.00	1,054.70	0.70	3.62	1,000.00	1,021.62	0.70	3.56
Class B	1,000.00	1,055.70	0.50	2.58	1,000.00	1,022.62	0.50	2.54
JNL/Morgan Stanley Mid Cap Growth Fund
Class A	1,000.00	1,020.90	1.11	5.64	1,000.00	1,019.58	1.11	5.64
Class B	1,000.00	1,021.80	0.91	4.62	1,000.00	1,020.59	0.91	4.62
JNL/Neuberger Berman Strategic Income Fund
Class A	1,000.00	1,055.10	0.95	4.91	1,000.00	1,020.35	0.95	4.82
Class B	1,000.00	1,055.00	0.75	3.87	1,000.00	1,021.35	0.75	3.81
JNL/Oppenheimer Global Growth Fund
Class A	1,000.00	1,153.50	1.01	5.47	1,000.00	1,020.08	1.01	5.13
Class B	1,000.00	1,154.40	0.81	4.39	1,000.00	1,021.08	0.81	4.12
JNL/PIMCO Real Return Fund
Class A	1,000.00	1,032.80	0.88	4.50	1,000.00	1,020.71	0.88	4.47
Class B	1,000.00	1,034.00	0.68	3.48	1,000.00	1,021.68	0.68	3.46
JNL/PIMCO Total Return Bond Fund
Class A	1,000.00	1,034.80	0.80	4.09	1,000.00	1,021.10	0.80	4.06
Class B	1,000.00	1,035.60	0.60	3.07	1,000.00	1,022.11	0.60	3.05
JNL/PPM America Floating Rate Income Fund
Class A	1,000.00	1,041.00	1.00	5.13	1,000.00	1,020.11	1.00	5.08
JNL/PPM America High Yield Bond Fund
Class A	1,000.00	1,088.90	0.74	3.89	1,000.00	1,021.43	0.74	3.76
Class B	1,000.00	1,089.20	0.54	2.84	1,000.00	1,022.43	0.54	2.75
JNL/PPM America Mid Cap Value Fund
Class A	1,000.00	1,106.60	1.07	5.67	1,000.00	1,019.78	1.07	5.43
Class B	1,000.00	1,107.10	0.87	4.61	1,000.00	1,020.78	0.87	4.42
JNL/PPM America Small Cap Value Fund
Class A	1,000.00	1,124.60	1.06	5.66	1,000.00	1,019.79	1.06	5.38
Class B	1,000.00	1,125.80	0.86	4.60	1,000.00	1,020.80	0.86	4.37
JNL/PPM America Value Equity Fund
Class A	1,000.00	1,060.50	0.86	4.45	1,000.00	1,020.83	0.86	4.37
Class B	1,000.00	1,061.40	0.66	3.42	1,000.00	1,021.83	0.66	3.35
JNL/Red Rocks Listed Private Equity Fund
Class A	1,000.00	1,173.20	1.17	6.39	1,000.00	1,019.26	1.17	5.94
Class B	1,000.00	1,176.10	0.97	5.31	1,000.00	1,020.26	0.97	4.93
JNL/S&P Competitive Advantage Fund
Class A	1,000.00	1,055.40	0.69	3.56	1,000.00	1,021.69	0.69	3.51
Class B	1,000.00	1,056.30	0.49	2.53	1,000.00	1,022.71	0.49	2.49
JNL/S&P Dividend Income & Growth Fund
Class A	1,000.00	1,038.70	0.67	3.43	1,000.00	1,021.75	0.67	3.40
Class B	1,000.00	1,038.60	0.47	2.41	1,000.00	1,022.77	0.47	2.39
JNL/S&P Intrinsic Value Fund
Class A	1,000.00	1,092.50	0.69	3.63	1,000.00	1,021.65	0.69	3.51
Class B	1,000.00	1,093.90	0.49	2.58	1,000.00	1,022.66	0.49	2.49

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Annualized Expense Ratios	Expenses Paid During Period
JNL/S&P Total Yield Fund
Class A	$1,000.00	$1,109.40	0.70%	$3.71	$1,000.00	$1,021.61	0.70%	$3.56
Class B	1,000.00	1,110.30	0.50	2.65	1,000.00	1,022.61	0.50	2.54
JNL/S&P 4 Fund
Class A	1,000.00	1,072.90	0.05	0.26	1,000.00	1,024.87	0.05	0.25
JNL/S&P Managed Conservative Fund
Class A	1,000.00	1,042.10	0.15	0.77	1,000.00	1,024.40	0.15	0.76
JNL/S&P Managed Moderate Fund
Class A	1,000.00	1,054.50	0.14	0.72	1,000.00	1,024.42	0.14	0.71
JNL/S&P Managed Moderate Growth Fund
Class A	1,000.00	1,072.70	0.14	0.73	1,000.00	1,024.44	0.14	0.71
JNL/S&P Managed Growth Fund
Class A	1,000.00	1,083.50	0.14	0.73	1,000.00	1,024.43	0.14	0.71
JNL/S&P Managed Aggressive Growth Fund
Class A	1,000.00	1,088.50	0.16	0.84	1,000.00	1,024.35	0.16	0.81
JNL/T. Rowe Price Established Growth Fund
Class A	1,000.00	1,049.70	0.87	4.48	1,000.00	1,020.78	0.87	4.42
Class B	1,000.00	1,050.60	0.67	3.45	1,000.00	1,021.79	0.67	3.41
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	1,000.00	1,056.80	1.01	5.22	1,000.00	1,020.07	1.01	5.13
Class B	1,000.00	1,058.10	0.81	4.19	1,000.00	1,021.08	0.81	4.12
JNL/T. Rowe Price Short-Term Bond Fund
Class A	1,000.00	1,010.20	0.71	3.59	1,000.00	1,021.59	0.71	3.61
Class B	1,000.00	1,011.20	0.51	2.58	1,000.00	1,022.59	0.51	2.59
JNL/T. Rowe Price Value Fund
Class A	1,000.00	1,110.60	0.91	4.83	1,000.00	1,020.55	0.91	4.62
Class B	1,000.00	1,112.00	0.71	3.77	1,000.00	1,021.55	0.71	3.61
JNL/UBS Large Cap Select Growth Fund
Class A	1,000.00	1,062.70	0.97	5.03	1,000.00	1,020.27	0.97	4.93
Class B	1,000.00	1,063.40	0.77	3.99	1,000.00	1,021.28	0.77	3.91
JNL/WMC Balanced Fund
Class A	1,000.00	1,043.20	0.74	3.80	1,000.00	1,021.42	0.74	3.76
Class B	1,000.00	1,044.20	0.54	2.77	1,000.00	1,022.43	0.54	2.75
JNL/WMC Money Market Fund
Class A	1,000.00	1,000.00	0.24	1.21	1,000.00	1,023.91	0.24	1.22
Class B	1,000.00	1,000.00	0.24	1.21	1,000.00	1,023.91	0.24	1.22
JNL/WMC Value Fund
Class A	1,000.00	1,076.50	0.78	4.07	1,000.00	1,021.19	0.78	3.96
Class B	1,000.00	1,077.80	0.58	3.03	1,000.00	1,022.20	0.58	2.95

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines

The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers, except Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), which does not have a proxy voting policy, nor does SPIAS vote proxies. The Trust has approved each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders. The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote. In addition, the Sub-Advisers will

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2012

monitor situations that may result in a conflict of interest in accordance with their policies and procedures. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee. William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2011 and December 31, 2012. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2011	$706,580	$19,350	$168,000	$0
2012	$824,000	$19,950	$197,338	$0

The above Audit-Related Fees for 2011 and 2012 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2011 and 2012 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2011	$53,209	$19,000	$0
2012	$124,084	$14,500	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2011 and 2012 are the aggregate fees billed for professional services by KPMG to Adviser Entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2011 was $259,559. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2012 was $355,872.

(h) For the fiscal years ended December 31, 2011 and December 31, 2012, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/BlackRock Commodity Securities Fund, the JNL/BlackRock Global Allocation Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/DFA U.S. Core Equity Fund, the JNL/Eagle SmallCap Equity Fund, the JNL/Eastspring Investments Asia ex-Japan Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Franklin Templeton Income Fund, the JNL/Franklin Templeton Multisector Bond Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Franklin Templeton Small Cap Value Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Goldman Sachs Mid Cap Value Fund, the JNL/Goldman Sachs U.S. Equity Flex Fund, the

JNL/Invesco Global Real Estate Fund, the JNL/Invesco International Growth Fund, the JNL/Invesco Large Cap Growth Fund, the JNL/Invesco Small Cap Growth Fund, the JNL/Ivy Asset Strategy Fund, the JNL/JPMorgan International Value Fund, the JNL/JPMorgan MidCap Growth Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Management Emerging Markets Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Neuberger Berman Strategic Income Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PPM America Floating Rate Income Fund, the JNL/PPM America High Yield Bond Fund, the JNL/T.Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T.Rowe Price Short-Term Bond Fund, the JNL/T. Rowe Price Value Fund, the JNL/WMC Balanced Fund, and the JNL/WMC Value Fund, for which a summary schedule of investments was provided in the Annual Report dated December 31, 2012 , pursuant to §210.1212 of Regulation S-X.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Fund

COMMON STOCKS - 73.3%

ENERGY - 65.6%
Anadarko Petroleum Corp.	359	$26,706
Apache Corp.	461	36,181
Baker Hughes Inc.	274	11,185
Berry Petroleum Co. - Class A	185	6,208
Cabot Oil & Gas Corp. - Class A	548	27,249
Cameron International Corp. (c)	500	28,203
Canadian Natural Resources Ltd.	522	15,030
Carrizo Oil & Gas Inc. (c) (e)	155	3,243
Cenovus Energy Inc.	331	11,094
Chevron Corp.	397	42,916
Cimarex Energy Co.	119	6,860
CNOOC Ltd. - ADR (e)	46	10,144
Coastal Energy Co. (c)	712	14,294
ConocoPhillips	148	8,577
Consol Energy Inc.	158	5,084
Crew Energy Inc. (c) (e)	598	3,900
Devon Energy Corp.	493	25,641
Dresser-Rand Group Inc. (c)	519	29,146
Dril-Quip Inc. (c)	210	15,312
EnCana Corp. (e)	276	5,449
Ensco Plc - Class A	380	22,545
EOG Resources Inc.	504	60,854
EQT Corp.	264	15,588
Exxon Mobil Corp.	509	44,064
FMC Technologies Inc. (c)	752	32,194
Forum Energy Technologies Inc. (c)	91	2,247
Halliburton Co.	503	17,432
Helmerich & Payne Inc.	268	14,994
Hess Corp.	222	11,748
Husky Energy Inc.	172	5,081
Legacy Oil + Gas Inc. (c)	272	1,877
Marathon Oil Corp.	392	12,030
Marathon Petroleum Corp.	191	12,030
MEG Energy Corp. (c)	101	3,092
Murphy Oil Corp.	454	27,008
National Oilwell Varco Inc.	644	44,013
Newfield Exploration Co. (c)	162	4,337
Nexen Inc.	61	1,627
Noble Corp.	402	13,999
Noble Energy Inc.	223	22,699
Occidental Petroleum Corp.	380	29,081
Paramount Resources Ltd. - Class A (c)	39	1,269
Peabody Energy Corp.	326	8,682
PetroBakken Energy Ltd. (e)	55	571
Petroleo Brasileiro SA - Petrobras - ADR	222	4,318
Phillips 66	123	6,506
Pioneer Natural Resources Co.	162	17,291
Range Resources Corp.	415	26,074
Rowan Cos. Plc - Class A (c)	134	4,196
Saipem SpA	258	10,045
Schlumberger Ltd.	385	26,654
Southwestern Energy Co. (c)	247	8,253
Suncor Energy Inc.	916	30,112
Talisman Energy Inc.	1,577	17,839
Technip SA - ADR	540	15,920
Total SA - ADR (e)	273	14,177
Transocean Ltd.	111	4,949
Trican Well Service Ltd. (e)	188	2,477
Uranium Energy Corp. (c) (q)	366	936
Valero Energy Corp.	206	7,039
Weatherford International Ltd. (c)	252	2,821
Whiting Petroleum Corp. (c)	266	11,519

	Shares/Par (p)	Value
Williams Cos. Inc.	150	4,899

		957,509

MATERIALS - 7.7%
Barrick Gold Corp.	134	4,696
BHP Billiton Ltd.	168	6,552
E.I. du Pont de Nemours & Co.	120	5,399
Eldorado Gold Corp.	1,085	13,958
First Quantum Minerals Ltd.	645	14,214
Franco-Nevada Corp. (e)	161	9,191
Goldcorp Inc.	363	13,335
HudBay Minerals Inc.	351	3,541
Inmet Mining Corp.	30	2,205
Newcrest Mining Ltd.	402	9,396
Newmont Mining Corp.	23	1,065
Praxair Inc.	49	5,309
Southern Copper Corp.	372	14,103
Vale SA - ADR	467	9,782

		112,746

Total Common Stocks (cost $1,039,023)		1,070,255

COMMODITY INDEXED STRUCTURED NOTES - 7.7%
Canadian Imperial Bank of Commerce, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.39%, 10/18/13 (f) (i)	$5,000	4,099
International Bank for Reconstruction and Development, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.31%, 06/11/13 (f) (i)	13,700	13,161
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/23/13 (f) (i)	15,000	15,530
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.29%, 01/24/13 (f) (i)	4,000	4,078
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 08/02/13 (f) (i)	7,500	8,859
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 12/04/13 (f) (i)	12,000	11,158
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.21%, 11/26/13 (f) (i)	12,000	10,190
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.22%, 06/17/13 (f) (i)	21,000	23,202
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 11/15/13 (f) (i)	9,000	7,722
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 11/29/13 (f) (i)	9,000	8,467
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.21%, 12/05/13 (f) (i)	6,500	6,397

Total Commodity Indexed Structured Notes (cost $114,700)		112,863

SHORT TERM INVESTMENTS - 22.7%

Investment Company - 5.0%
JNL Money Market Fund, 0.06% (a) (h)	72,052	72,052

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	53,577	53,577

Treasury Securities - 14.0%
U.S. Treasury Bill
0.13%, 01/31/13 (e)	$190,000	189,992
0.10%, 02/14/13 (e)	9,400	9,400
0.06%, 02/28/13 (e)	5,000	5,000

		204,392

Total Short Term Investments (cost $330,011)		330,021

Total Investments - 103.7% (cost $1,483,734)		1,513,139
Other Assets and Liabilities, Net - (3.7%)		(53,369)

Total Net Assets - 100.0%		$1,459,770

JNL/BlackRock Global Allocation Fund (v)

COMMON STOCKS - 57.0%

CONSUMER DISCRETIONARY - 4.7%
Aisin Seiki Co. Ltd.	28	$884
Anhanguera Educacional Participacoes SA	51	864
Autoliv Inc. (e)	1	74
Bayerische Motoren Werke AG	15	1,425
BorgWarner Inc. (c)	14	971
Bridgestone Corp.	114	2,957
Cheng Shin Rubber Industry Co. Ltd.	296	775
Coach Inc.	2	98
Comcast Corp. - Class A	199	7,437
Daihatsu Motor Co. Ltd. (e)	45	887
Daimler AG	9	510
Delphi Automotive Plc (c)	16	608
Delta Topco Ltd. (c) (f) (q)	2,155	1,174
Denso Corp.	43	1,490
DISH Network Corp. - Class A	5	180
Dongfeng Motor Group Co. Ltd. - Class H	259	408
Eutelsat Communications Group SA	29	975
Expedia Inc.	2	150
Ford Motor Co.	218	2,825
Fuji Heavy Industries Ltd.	314	3,960
Futaba Industrial Co. Ltd. (c) (e)	46	198
Garmin Ltd. (e)	4	151
General Motors Co. (c)	113	3,259
Guinness Peat Group Plc (c)	254	125
Honda Motor Co. Ltd.	92	3,415
Hyundai Motor Co.	9	1,881
International Game Technology	54	770
Johnson Controls Inc.	29	886
Kabel Deutschland Holding AG	21	1,574
Kohl’s Corp.	35	1,524
Lear Corp.	3	131
Liberty Media Corp. (c)	10	1,177
LVMH Moet Hennessy Louis Vuitton SA	12	2,223
Macy’s Inc.	3	102
Manchester United Plc - Class A (c)	54	758
Mattel Inc.	56	2,034
McDonald’s Corp.	46	4,062
McGraw-Hill Cos. Inc.	2	111
MRV Engenharia e Participacoes SA	231	1,350
Pulte Homes Inc. (c)	97	1,763
Rakuten Inc. (e)	89	693
Rinnai Corp.	14	917
Ross Stores Inc.	2	86
Sekisui Chemical Co. Ltd.	30	262
Shaw Communications Inc. - Class B (e)	56	1,280

	Shares/Par (p)	Value
Singapore Press Holdings Ltd. (e)	105	348
Suzuki Motor Corp.	164	4,297
Tiffany & Co.	43	2,449
Time Warner Cable Inc.	30	2,889
Toyota Industries Corp.	83	2,653
Wyndham Worldwide Corp.	2	107
Yamada Denki Co. Ltd. (e)	24	946
Yulon Motor Co. Ltd.	402	764
Zhongsheng Group Holdings Ltd. (e)	548	841
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	137	536

		75,214

CONSUMER STAPLES - 4.0%
British American Tobacco Plc	15	311
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	22
Coca-Cola Co.	105	3,817
Colgate-Palmolive Co.	29	2,983
Constellation Brands Inc. - Class A (c)	5	176
Cosan Ltd. - Class A	171	2,957
CVS Caremark Corp.	53	2,548
DE Master Blenders 1753 NV (c)	72	822
Diageo Plc - ADR	21	2,401
Dr. Pepper Snapple Group Inc.	12	521
Fomento Economico Mexicano SAB de CV - ADR	8	850
General Mills Inc.	54	2,189
Hillshire Brands Co.	60	1,677
HJ Heinz Co.	39	2,262
Hypermarcas SA (c)	178	1,447
Kao Corp.	21	539
Kimberly-Clark Corp.	18	1,544
Kirin Holdings Co. Ltd.	117	1,371
Kraft Foods Group Inc.	63	2,843
Kroger Co.	4	105
KT&G Corp.	3	202
Mead Johnson Nutrition Co.	39	2,583
Mondelez International Inc. - Class A	117	2,979
Nestle SA	75	4,907
PepsiCo Inc.	69	4,747
Philip Morris International Inc.	3	258
Procter & Gamble Co.	103	6,986
SLC Agricola SA	119	1,153
Unilever NV - ADR	11	433
Unilever NV - CVA	31	1,177
Unilever Plc	20	790
Unilever Plc - ADR	12	484
Wal-Mart Stores Inc.	78	5,296

		63,380

ENERGY - 6.9%
Anadarko Petroleum Corp.	24	1,789
Apache Corp.	17	1,369
Athabasca Oil Corp. (c)	218	2,287
BG Group Plc	309	5,162
BP Plc	161	1,120
BP Plc - ADR	49	2,057
Canadian Natural Resources Ltd.	56	1,618
Chevron Corp.	2	218
Cobalt International Energy Inc. (c)	67	1,649
ConocoPhillips	2	102
Consol Energy Inc.	105	3,375
Devon Energy Corp.	81	4,217
Diamond Offshore Drilling Inc. (e)	2	127
ENI SpA	172	4,210
EOG Resources Inc.	14	1,711
Halliburton Co.	54	1,880

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Helmerich & Payne Inc.	2	128
INPEX Corp.	—	2,546
KazMunaiGas Exploration Production JSC - GDR	97	1,748
Marathon Oil Corp.	212	6,496
Marathon Petroleum Corp.	142	8,945
McDermott International Inc. (c)	77	844
Murphy Oil Corp.	21	1,248
National Oilwell Varco Inc.	52	3,554
Occidental Petroleum Corp.	106	8,127
Petroleo Brasileiro SA - ADR	138	2,663
Phillips 66	137	7,300
PTT PCL	100	1,093
QEP Resources Inc.	127	3,859
Royal Dutch Shell Plc - ADR	26	1,780
Schlumberger Ltd.	84	5,800
SM Energy Co.	48	2,487
StatoilHydro ASA	31	788
Suncor Energy Inc.	138	4,547
Suncor Energy Inc.	5	181
Technip SA	6	719
Tenaris SA - ADR (e)	23	965
Total SA	57	2,941
Total SA - ADR (e)	71	3,680
Valero Energy Corp.	5	156
Vallares Plc (c)	92	1,178
Whiting Petroleum Corp. (c)	68	2,932

		109,596

FINANCIALS - 9.9%
ACE Ltd.	54	4,276
Allianz SE	18	2,514
American Capital Agency Corp.	50	1,459
American Express Co.	56	3,199
American International Group Inc. (c)	32	1,144
American Tower Corp.	35	2,666
Ameriprise Financial Inc.	2	98
Amlin Plc	71	441
Arch Capital Group Ltd. (c)	14	623
AXA SA	110	1,980
Axis Capital Holdings Ltd.	2	86
Banco Bilbao Vizcaya Argentaria SA (e)	124	1,149
Banco Santander SA	227	1,849
Bank of America Corp.	471	5,459
Bank of New York Mellon Corp.	155	3,980
Bank of Nova Scotia (e)	25	1,430
BB&T Corp.	53	1,543
Berkshire Hathaway Inc. - Class B (c)	12	1,081
BNP Paribas	70	3,998
BR Malls Participacoes SA	60	796
Brookfield Asset Management Inc. - Class A	47	1,713
Capital One Financial Corp.	40	2,324
CapitaLand Ltd.	710	2,184
Charles Schwab Corp.	96	1,377
Chubb Corp.	23	1,741
Citigroup Inc.	129	5,092
CNA Financial Corp.	4	122
Cyrela Brazil Realty SA	135	1,177
Deutsche Bank AG	49	2,146
Deutsche Boerse AG	16	1,009
Discover Financial Services	61	2,358
Equity Residential	21	1,198
Fidelity National Financial Inc. - Class A	39	922
Goldman Sachs Group Inc.	34	4,335
HSBC Holdings Plc	485	5,142
ING Groep NV - CVA (c)	205	1,949
Intesa Sanpaolo SpA	1,088	1,882
JPMorgan Chase & Co.	179	7,882

	Shares/Par (p)	Value
Lincoln National Corp.	6	144
Link Real Estate Investment Trust	614	3,077
Lloyds Banking Group Plc (c)	2,005	1,598
M&T Bank Corp.	11	1,042
Macquarie Mexico Real Estate Management SA de CV (c)	405	803
MetLife Inc.	35	1,155
Mitsubishi UFJ Financial Group Inc.	482	2,610
Mitsui Fudosan Co. Ltd.	40	986
Morgan Stanley	61	1,162
MS&AD Insurance Group Holdings	95	1,890
Muenchener Rueckversicherungs AG	5	980
Nomura Holdings Inc.	723	4,281
Northern Trust Corp.	20	1,008
Oversea-Chinese Banking Corp. Ltd.	219	1,765
Platinum Underwriters Holdings Ltd.	9	423
Progressive Corp.	66	1,386
QBE Insurance Group Ltd.	94	1,074
Reinsurance Group of America Inc.	2	81
RenaissanceRe Holdings Ltd.	12	939
RHJ International (c) (q)	26	136
RHJ International - ADR	5	28
Sberbank of Russia	579	1,765
Siam Commercial Bank PCL	213	1,270
Simon Property Group Inc.	5	758
Sony Financial Holdings Inc.	55	987
St. Joe Co. (c) (e)	266	6,128
StanCorp Financial Group Inc.	12	437
State Street Corp.	58	2,723
Sumitomo Mitsui Financial Group Inc.	117	4,245
Svenska Handelsbanken AB - Class A	35	1,265
Tokio Marine Holdings Inc.	162	4,499
Torchmark Corp.	2	109
Toronto-Dominion Bank NY	12	976
Travelers Cos. Inc.	40	2,862
U.S. Bancorp	93	2,970
UBS AG	94	1,463
Unibail-Rodamco SE	4	914
UniCredit SpA (c)	259	1,275
Unum Group	8	170
Wells Fargo & Co.	243	8,312
XL Group Plc	118	2,949
Zurich Financial Services AG	4	1,182

		158,151

HEALTH CARE - 7.3%
Abbott Laboratories	45	2,937
Aetna Inc.	66	3,074
Agilent Technologies Inc.	31	1,287
Allergan Inc.	35	3,188
AmerisourceBergen Corp.	34	1,466
Amgen Inc.	25	2,197
Astellas Pharma Inc.	20	913
AstraZeneca Plc	88	4,172
AstraZeneca Plc - ADR (e)	2	110
Bangkok Dusit Medical Services PCL	235	872
Bayer AG	16	1,573
Bristol-Myers Squibb Co.	69	2,254
Cardinal Health Inc.	79	3,260
Celgene Corp. (c)	20	1,574
CIGNA Corp.	29	1,555
Coventry Health Care Inc.	3	116
Covidien Plc	21	1,225
Cubist Pharmaceuticals Inc. (c)	18	777
DaVita HealthCare Partners Inc. (c)	13	1,483
Express Scripts Holding Co. (c)	35	1,916
Fresenius Medical Care AG & Co. KGaA	11	764
Fresenius SE	23	2,661

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Gilead Sciences Inc. (c)	24	1,729
GlaxoSmithKline Plc - ADR	3	114
HCA Holdings Inc.	79	2,398
HealthSouth Corp. (c)	45	951
Humana Inc.	37	2,511
IHH Healthcare Bhd (c)	2,329	2,580
Johnson & Johnson	88	6,147
Kyowa Hakko Kirin Co. Ltd.	92	910
Life Healthcare Group Holdings Ltd.	259	1,039
Life Technologies Corp. (c)	16	785
McKesson Corp.	25	2,423
Medtronic Inc.	42	1,721
Merck & Co. Inc.	140	5,733
Mettler-Toledo International Inc. (c)	5	1,002
Mylan Inc. (c)	75	2,056
NMC Health Plc (c)	146	467
Novartis AG	27	1,730
Onyx Pharmaceuticals Inc. (c)	10	751
PerkinElmer Inc.	34	1,086
Perrigo Co.	11	1,188
Pfizer Inc.	348	8,738
Raffles Medical Group Ltd.	247	532
Roche Holding AG	25	4,979
Sanofi SA	30	2,883
Sanofi SA - ADR	2	102
Shire Plc	76	2,343
Sinopharm Group Co. Ltd. - Class H	362	1,148
St. Jude Medical Inc.	28	1,017
Takeda Pharmaceutical Co. Ltd.	17	751
Terumo Corp.	17	655
Teva Pharmaceutical Industries Ltd. - ADR	43	1,602
Thermo Fisher Scientific Inc.	29	1,848
United Therapeutics Corp. (c)	15	827
UnitedHealth Group Inc.	84	4,558
Universal Health Services Inc. - Class B	57	2,750
Valeant Pharmaceuticals International Inc. (c)	13	767
Vertex Pharmaceuticals Inc. (c)	12	517
Waters Corp. (c)	19	1,630
WellPoint Inc.	18	1,103

		115,445

INDUSTRIALS - 5.8%
3M Co.	23	2,168
A P Moller - Maersk A/S - Class B	—	871
Asciano Group	243	1,190
Beijing Enterprises Holdings Ltd.	576	3,780
Boeing Co.	42	3,180
Canadian Pacific Railway Ltd.	19	1,967
Canadian Pacific Railway Ltd.	2	170
CNH Global NV	3	141
Cummins Inc.	10	1,109
Daikin Industries Ltd.	25	852
East Japan Railway Co.	53	3,421
Eaton Corp. Plc	13	701
European Aeronautic Defence & Space Co. NV	65	2,574
Fanuc Ltd.	9	1,637
Fiat Industrial SpA	279	3,058
General Dynamics Corp.	3	203
General Electric Co.	500	10,496
Haitian International Holdings Ltd.	274	327
IHI Corp.	391	1,014
Invensys Plc	216	1,154
Japan Airlines Co. Ltd.	24	1,032
JGC Corp.	86	2,680
KBR Inc.	41	1,228
Keppel Corp. Ltd.	243	2,221
Kubota Corp.	271	3,115
L-3 Communications Holdings Inc.	2	137

	Shares/Par (p)	Value
Mitsubishi Corp.	128	2,464
Mitsui & Co. Ltd.	375	5,613
Navistar International Corp. (c) (e)	36	773
Novorossiysk Commercial Sea Port PJSC - GDR	89	620
Okumura Corp.	199	815
PACCAR Inc.	28	1,274
Parker Hannifin Corp.	1	124
Precision Castparts Corp.	11	2,153
Qualicorp SA (c)	105	1,084
Rockwell Automation Inc.	40	3,337
Safran SA	85	3,693
Siemens AG	22	2,441
Spirit Aerosystems Holdings Inc. - Class A (c)	71	1,199
Sumitomo Corp.	64	826
Sumitomo Electric Industries Ltd.	70	809
Tianjin Development Holdings (c)	1,572	881
Toda Corp.	223	678
Union Pacific Corp.	36	4,516
United Parcel Service Inc. - Class B	28	2,039
United Technologies Corp.	69	5,687
West Japan Railway Co.	21	839
Yuanda China Holdings Ltd.	3,720	449

		92,740

INFORMATION TECHNOLOGY - 8.1%
Accenture Plc - Class A	2	126
Activision Blizzard Inc.	304	3,233
Adobe Systems Inc. (c)	8	310
Alliance Data Systems Corp. (c)	2	310
Amdocs Ltd.	4	140
Apple Inc.	35	18,581
Applied Materials Inc.	131	1,500
ASML Holding NV	31	1,996
ASML Holding NV - ADR (e)	4	260
Baidu.com - ADR - Class A (c)	8	807
CA Inc.	8	171
Canon Inc. (e)	71	2,768
Check Point Software Technologies Ltd. (c)	2	101
Cisco Systems Inc.	204	4,006
Citrix Systems Inc. (c)	13	854
Computer Sciences Corp.	7	276
Corning Inc.	305	3,852
Electronic Arts Inc. (c)	211	3,063
EMC Corp. (c)	158	4,007
Fidelity National Information Services Inc.	4	147
Freescale Semiconductor Ltd. (c) (e)	242	2,666
Fusion-io Inc. (c) (e)	58	1,325
Google Inc. - Class A (c)	9	6,458
Hitachi Ltd.	287	1,687
Hoya Corp.	83	1,637
Intel Corp.	289	5,971
Intuit Inc.	2	122
KLA-Tencor Corp.	2	96
Kyocera Corp.	9	780
MasterCard Inc. - Class A	10	4,846
Microsoft Corp.	202	5,387
Motorola Solutions Inc.	5	264
Murata Manufacturing Co. Ltd.	27	1,587
Nintendo Co. Ltd.	13	1,399
Oracle Corp.	370	12,322
QUALCOMM Inc.	123	7,626
Red Hat Inc. (c)	16	868
Rohm Co. Ltd.	22	709
Samsung Electronics Co. Ltd.	7	10,546
SanDisk Corp. (c)	80	3,506
SAP AG	14	1,124
Symantec Corp. (c)	10	179

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	496	1,659
TE Connectivity Ltd.	4	138
TIBCO Software Inc. (c)	40	872
Twitter Inc. Private Placement (c) (f) (q)	27	460
Visa Inc. - Class A	47	7,084
VMware Inc. - Class A (c)	9	800
Western Digital Corp.	3	138
Yahoo! Japan Corp.	2	800

		129,564

MATERIALS - 5.2%
Agrium Inc.	19	1,941
Alcoa Inc.	63	550
Antofagasta Plc	71	1,555
Asahi Kasei Corp.	193	1,142
BASF SE	11	1,008
BHP Billiton Plc	119	4,203
CF Industries Holdings Inc.	4	861
Cheil Industries Inc.	5	434
China Blue Chemical Ltd. - Class H	1,062	725
Crown Holdings Inc. (c)	19	702
Detour Gold Corp. (c)	33	818
Dow Chemical Co.	66	2,142
E.I. du Pont de Nemours & Co.	46	2,056
Eastman Chemical Co.	2	159
Eldorado Gold Corp.	134	1,722
FMC Corp.	96	5,600
Freeport-McMoRan Copper & Gold Inc.	16	535
Glencore International Plc (e)	102	591
Goldcorp Inc.	170	6,236
Hitachi Chemical Co. Ltd.	69	1,036
International Paper Co.	5	219
JSR Corp.	55	1,052
Kinross Gold Corp.	147	1,424
Kinross Gold Corp.	19	187
Kuraray Co. Ltd.	75	987
Lanxess AG	25	2,232
Linde AG	21	3,637
Mexichem SAB de CV	186	1,035
Monsanto Co.	27	2,592
Newcrest Mining Ltd.	67	1,558
Newmont Mining Corp.	69	3,198
Nitto Denko Corp.	16	808
Orica Ltd.	35	918
Osisko Mining Corp. (c)	139	1,117
Polyus Gold International Ltd. (c)	307	1,021
POSCO Inc.	2	669
POSCO Inc. - ADR	9	743
Potash Corp. of Saskatchewan Inc.	87	3,526
PPG Industries Inc.	2	335
Praxair Inc.	8	892
PTT Global Chemical PCL	772	1,786
Rio Tinto Plc	48	2,803
Shin-Etsu Chemical Co. Ltd.	60	3,637
Silver Wheaton Corp.	66	2,376
Sino-Forest Corp. (c) (f) (q)	12	—
Sociedad Quimica y Minera de Chile SA - ADR	13	742
Stillwater Mining Co. (c) (e)	52	670
Syngenta AG	17	6,748
Teck Resources Ltd. - Class B	3	104
Ube Industries Ltd.	426	1,022

		82,054

TELECOMMUNICATION SERVICES - 3.4%
America Movil SAB de CV - ADR - Class L	113	2,603
AT&T Inc.	236	7,969
Axiata Group Bhd	1,304	2,820
BCE Inc.	18	772

	Shares/Par (p)	Value
BT Group Plc	673	2,567
Chunghwa Telecom Co. Ltd.	143	467
Chunghwa Telecom Co. Ltd. - ADR	38	1,239
Crown Castle International Corp. (c)	16	1,167
Deutsche Telekom AG	230	2,616
Far EasTone Telecommunications Co. Ltd.	370	944
KDDI Corp.	27	1,937
Koninklijke KPN NV	110	545
KT Corp.	3	84
KT Corp. - ADR (e)	29	492
Leap Wireless International Inc. (c) (e)	46	305
MetroPCS Communications Inc. (c)	152	1,509
Millicom International Cellular SA - SDR	1	98
MTN Group Ltd.	24	505
Nippon Telegraph & Telephone Corp.	43	1,823
NTT DoCoMo Inc.	2	2,178
Philippine Long Distance Telephone Co. - ADR	11	661
Rogers Communications Inc. - Class B	30	1,356
Singapore Telecommunications Ltd.	754	2,053
SoftBank Corp.	9	319
Swisscom AG	3	1,273
Telefonica Brasil SA - ADR	53	1,284
Telefonica Deutschland Holding AG (c)	136	1,039
Telefonica SA	60	818
Telekom Malaysia Bhd	552	1,089
Telekomunikasi Indonesia Tbk PT - Class B	466	439
Telstra Corp. Ltd.	234	1,068
TELUS Corp.	8	555
Verizon Communications Inc.	99	4,292
Vodafone Group Plc	470	1,182
Vodafone Group Plc - ADR	56	1,408
Ziggo NV	86	2,804

		54,280

UTILITIES - 1.7%
AES Corp.	128	1,372
American Electric Power Co. Inc.	46	1,948
American Water Works Co. Inc.	40	1,482
Calpine Corp. (c)	115	2,077
China Resources Gas Group Ltd. (e)	254	524
CMS Energy Corp.	44	1,064
Dominion Resources Inc.	55	2,861
Duke Energy Corp.	6	375
Federal Hydrogenerating Co. JSC - ADR	477	1,121
National Grid Plc	295	3,381
NextEra Energy Inc.	54	3,720
PPL Corp.	58	1,663
Scottish & Southern Energy Plc	123	2,872
Tokyo Gas Co. Ltd.	525	2,399

		26,859

Total Common Stocks (cost $843,203)		907,283

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.4%
General Motors Co., 4.75%	34	1,488
Volkswagen AG	20	4,667

		6,155

CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	35	1,543

FINANCIALS - 0.5%
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	20	1,127
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	41	1,137

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Itau Unibanco Holding SA	92	1,500
Royal Bank of Scotland Group Plc - ADR, 6.40%, (callable at 25 beginning 02/06/13), Series M (m)	26	591
Royal Bank of Scotland Group Plc - ADR, 6.75%, (callable at 25 beginning 02/06/13), Series Q (m)	14	330
Royal Bank of Scotland Group Plc - ADR, 7.25%, (callable at 25 beginning 02/06/13), Series T (m)	30	722
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e) (m)	13	361
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	30	873
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	821

		7,462

INDUSTRIALS - 0.0%
United Technologies Corp., 7.50%	12	685

INFORMATION TECHNOLOGY - 0.1%
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	96	1,633

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	24	1,219
PPL Corp., 8.75%	16	875
PPL Corp., 9.50%	22	1,172

		3,266

Total Preferred Stocks (cost $18,857)		20,744

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	67	1,869
GMAC Capital Trust I, 8.13%	82	2,176
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 02/07/13), Series G (m)	19	393

		4,438

HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	15	736

Total Trust Preferreds (cost $4,629)		5,174

WARRANTS - 0.0%
Kinross Gold Corp. (c)	3	—
TFS Corp. Ltd. (c) (f)	475	52

Total Warrants (cost $4)		52

PURCHASED OPTIONS - 0.6%
Activison Blizzard Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	94,199	4
Aetna Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	68,369	85
Agnico-Eagle Mines Ltd. Call Option, Strike Price 85, Expiration 01/17/14, DUB	73,451	61
Alcoa Inc. Call Option, Strike Price 15, Expiration 01/18/14, GSI	170,163	13
Anadarko Petroleum Corp. Call Option, Strike Price 75, Expiration 03/16/13	770	328
Anadarko Petroleum Corp. Call Option, Strike Price 80, Expiration 03/18/13	378	144
AngloGold Ashanti Ltd. Call Option, Strike Price 65, Expiration 01/17/14, DUB	87,103	16
Apple Inc. Call Option, Strike Price 635, Expiration 02/16/13	68	26

	Shares/Par (p)	Value
AutoZone Inc. Call Option, Strike Price 550, Expiration 01/18/14, GSI	7,141	7
Bank of America Co. Call Option, Strike Price 17, Expiration 01/18/14, GSI	379,836	137
Barrick Gold Corp. Call Option, Strike Price 80, Expiration 01/17/14, DUB	395,921	35
Best Buy Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	205,108	7
Boeing Co. Call Option, Strike Price 110, Expiration 01/18/14, GSI	60,773	14
Boston Scientific Corp. Call Option, Strike Price 10, Expiration 01/18/14, GSI	171,686	25
Bristol-Myers Squibb Co. Call Option, Strike Price 50, Expiration 01/18/14, GSI	170,166	6
Broadcom Corp. Call Option, Strike Price 55, Expiration 01/18/14, GSI	91,159	31
Caterpillar Inc. Call Option, Strike Price 135, Expiration 01/18/14, GSI	98,757	65
Chicago Board Options Exchange Volatility Index Call Option, Strike Price 18, Expiration 01/16/13, CSI	64,400	90
Cisco Systems Inc. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	48
Citigroup Inc. Call Option, Strike Price 50, Expiration 01/18/14, GSI, 01/17/14	379,836	891
Coeur d’Alene Mines Corp. Call Option, Strike Price 40, Expiration 01/17/14, DUB	34,849	42
CONSOL Energy Inc. Put Option, Strike Price 31, Expiration 01/19/13	718	52
Corning Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	189,915	27
Eldorado Gold Corp. Call Option, Strike Price 25, Expiration 01/17/14, DUB	103,416	28
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	48
Endeavour Silver Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	27,690	5
Euro versus USD Put Option, Strike Price 1.20, Expiration 06/03/13, CSI, EUR	7,325,000	23
First Majestic Silver Corp. Call Option, Strike Price 35, Expiration 01/17/14, DUB	17,496	17
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 65, Expiration 01/18/14, GSI	205,108	20
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	10
Gold Fields Ltd. Call Option, Strike Price 22, Expiration 01/17/14, DUB	213,797	36
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/17/14, DUB	247,547	42
Golden Star Resources Ltd. Call Option, Strike Price 93.80, Expiration 03/14/14, GSI	23,150	325
Halliburton Co. Call Option, Strike Price 55, Expiration 01/18/14, GSI	144,338	42
Harmony Gold Mining Co. Ltd. Call Option, Strike Price 15, Expiration 01/17/14, DUB	54,529	21
Hess Corp. Put Option, Strike Price 47.50, Expiration 01/19/13	1,080	45
Hewlett-Packard Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	37
Humana Inc. Call Option, Strike Price 105, Expiration 01/18/14, GSI	30,386	18
IAMGOLD Corp. Strike Price 30, Expiration 01/17/14, DUB	91,972	8
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	4

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
International Business Machines Corp. Call Option, Strike Price 295, Expiration 01/19/13, GSI	39,503	7
J.C. Penney Co. Inc. Call Option, Strike Price 55, Expiration 01/18/14, GSI	106,352	50
JPMorgan Chase & Co. Call Option, Strike Price 60, Expiration 01/18/14, GSI	379,836	209
Kinross Gold Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	395,921	44
Korea Stock Exchange Put Option, Strike Price 243.53, Expiration 12/12/13, CIT	59	48
Las Vegas Sands Corp. Call Option, Strike Price 77.25, Expiration 01/17/14, GSI	136,738	64
Lowe’s Co. Inc. Call Option, Strike Price 45, Expiration 01/18/14, GSI	303,869	268
Marvell Technology Group Ltd. Call Option, Strike Price 20, Expiration 01/18/14, GSI	220,305	7
MasterCard Inc. Call Option, Strike Price 660, Expiration 01/18/14, GSI	11,395	81
McDonald’s Corp. Call Option, Strike Price 135, Expiration 01/18/14, GSI	68,370	6
Microsoft Corp. Call Option, Strike Price 45, Expiration 01/18/14, GSI	379,836	19
Monster Beverage Corp. Call Option, Strike Price 105, Expiration 01/18/14, GSI	53,177	23
Murphy Oil Corp. Call Option, Strike Price 62.5, Expiration 01/19/13	346	16
NetApp Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	124,586	31
New Gold Inc. Call Option, Strike Price 22, Expiration 01/17/14, DUB	58,659	16
Newmont Mining Corp. Call Option, Strike Price 90, Expiration 01/17/14, DUB	316,737	60
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	199	120
Nikkei-225 Stock Average Call Option, Strike Price JPY 11,000, Expiration 12/13/13, JPM	61	37
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,354.06, Expiration 12/13/13, JPM	431	626
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,400, Expiration 12/13/13, GSI	392	557
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,400, Expiration 12/13/13, GSI	397	564
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,600, Expiration 12/13/13, BOA	431	556
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,617.63, Expiration 12/13/13, JPM	404	517
Nikkei-225 Stock Average Call Option, Strike Price JPY 9,685.15, Expiration 03/14/14, BNP	441	592
NovaGold Resources Inc. Call Option, Strike Price 12, Expiration 01/17/14, DUB	54,207	9
Pan American Silver Corp. Call Option, Strike Price 50, Expiration 01/17/14, DUB	98,904	11
Priceline.com Inc. Call Option, Strike Price 1,000, Expiration 01/18/14, GSI	15,193	155
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	61
Randgold Resources Ltd. Call Option, Strike Price 165, Expiration 01/17/14, DUB	13,351	27
Royal Gold Inc. Call Option, Strike Price 125, Expiration 01/17/14, DUB	13,156	25
Russell 2000 Index Put Option, Strike Price 781.49, Expiration 01/18/13, JPM	2,171	5
Russell 2000 Index Put Option, Strike Price 782.61, Expiration 02/15/13, BNP	2,168	15

	Shares/Par (p)	Value
S&P 500 Index Call Option, Strike Price 1,372.50, Expiration 03/15/13, CSI	2,531	69
S&P 500 Index Call Option, Strike Price 1,520, Expiration 02/16/13	25	5
S&P 500 Index Put Option, Strike Price 1,372.24, Expiration 02/15/13, DUB	2,553	45
S&P 500 Index Put Option, Strike Price 1,373.62, Expiration 01/18/13, JPM	5,101	39
S&P 500 Index Put Option, Strike Price 1,375.68, Expiration 01/18/13, GSI	2,547	21
S&P 500 Index Put Option, Strike Price 1,410, Expiration 01/19/13	74	111
Safeway Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	91,159	53
Seabridge Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	8,663	10
Silver Standard Resources Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	24,214	13
Silver Wheaton Corp. Call Option, Strike Price 55, Expiration 01/17/14, DUB	99,325	122
Silvercorp Metals Inc. Call Option, Strike Price 15, Expiration 01/17/14, DUB	56,485	3
Staples Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	334,256	22
Starwood Hotels & Resorts Call Option, Strike Price 85, Expiration 01/18/14, GSI	22,790	22
Stillwater Mining Co. Call Option, Strike Price 25, Expiration 01/17/14, DUB	63,347	16
Taiwan Taiex Index Call Option, Strike Price 7,057, Expiration 12/18/13, JPM	142	109
Taiwan Taiex Index Call Option, Strike Price 7,249.48, Expiration 12/18/13, CIT	211	143
Taiwan Taiex Index Call Option, Strike Price 7,398.5, Expiration 09/20/13, CGM	6,009	109
Talisman Energy Inc. Call Option, Strike Price 13, Expiration 04/19/13, CIT	148,492	37
United Health Group Inc. Call Option, Strike Price 85, Expiration 01/18/14, GSI	75,966	17
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	11
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	34,944	107
Western Union Co. Call Option, Strike Price 25, Expiration 01/18/14, GSI	53,177	2
Yahoo! Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	265,880	235
Yamana Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	237,746	67
Yum! Brands Inc. Call Option, Strike Price 100, Expiration 01/18/14, GSI	53,177	22

Total Purchased Options (cost $11,927)		9,119

INVESTMENT COMPANIES - 2.6%
ETFS Gold Trust (c)	16	2,586
ETFS Physical Palladium Trust (c)	12	827
ETFS Platinum Trust (c)	10	1,527
iShares Gold Trust Fund (a) (c)	435	7,084
SPDR Gold Trust (c)	177	28,648
Vinaland Ltd. (c)	7	3

Total Investment Companies (cost $41,552)		40,675

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 2.51%, 11/15/15 (i) (r)	$2,155	2,150

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,133)		2,150

CORPORATE BONDS AND NOTES - 6.3%

CONSUMER DISCRETIONARY - 0.7%
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	503	504
CCO Holdings LLC, 5.25%, 09/30/22 (e)	1,187	1,202
Daimler Finance North America LLC, 1.30%, 07/31/15 (r)	251	252
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19 (i) (q)	2,717	2,768
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	1,657	1,657
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r), EUR	340	456
8.88%, 12/01/18 (e) (r)	400	401
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	516
Volkswagen International Finance NV Convertible Bond, 5.50%, 11/09/15 (e) (r), EUR	2,100	3,033

		10,789

CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	539	545
BAT International Finance Plc, 2.13%, 06/07/17 (r)	850	871
Celestial Nutrifoods Ltd. Convertible Bond, 0.00%, 06/12/11 (c) (d) (f) (q), SGD	400	3
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12 (c) (d) (f) (q)	100	20
Olam International Ltd. Convertible Bond, 6.00%, 10/15/16 (e)	1,800	1,611
REI Agro Ltd. Convertible Bond
5.50%, 11/13/14 (q)	185	127
5.50%, 11/13/14 (q)	628	430

		3,607

ENERGY - 0.7%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	451	399
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14 (j) (q), HKD	1,970	304
Cobalt International Energy Inc. Convertible Bond, 2.63%, 12/01/19	2,990	3,018
Consol Energy Inc., 8.00%, 04/01/17 (e)	1,355	1,467
Essar Energy Investment Ltd. Convertible Bond, 4.25%, 02/01/16 (f) (r)	700	504
Linn Energy LLC, 7.75%, 02/01/21 (e)	508	541
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	618	693
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	1,308	1,177
Petrobras International Finance Co., 3.50%, 02/06/17	847	888
Reliance Holdings USA Inc.
4.50%, 10/19/20 (e) (r)	525	550
5.40%, 02/14/22 (e) (r)	250	280
TNK-BP Finance SA
7.50%, 07/18/16 (q)	100	116
7.50%, 07/18/16 (r)	375	434
6.63%, 03/20/17 (r)	468	532

		10,903

	Shares/Par (p)	Value
FINANCIALS - 3.1%
Ally Financial Inc., 4.50%, 02/11/14	570	586
Banco Bradesco SA, 4.50%, 01/12/17 (r)	1,059	1,128
Banco Del Estado De Chile, 2.03%, 04/02/15	950	970
Banco Santander Chile, 2.31%, 02/14/14 (i) (r)	450	445
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22 (e) (r)	835	850
Bank of America Corp., 1.50%, 10/09/15	1,980	1,990
Barclays Bank Plc, 7.63%, 11/21/22 (e)	3,070	3,066
CapitaLand Ltd. Convertible Bond
2.10%, 11/15/16, SGD	1,750	1,442
3.13%, 03/05/18, SGD	1,500	1,322
2.95%, 06/20/22 (q), SGD	3,750	3,039
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (m)	720	729
Commonwealth Bank of Australia, 1.90%, 09/18/17	1,065	1,089
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	1,227	1,318
3.95%, 11/09/22	623	638
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q)	906	958
Credit Suisse Group Guernsey V Ltd. Convertible Bond, 4.00%, 03/29/13 (q), CHF	975	1,458
Dana Gas Sukuk Ltd. Convertible Bond, 7.50%, 10/31/12 (c) (d) (e)	5,840	4,702
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (m) (r)	89	85
Export-Import Bank of Korea, 1.25%, 11/20/15	640	641
Ford Motor Credit Co. LLC
7.00%, 04/15/15	320	357
6.63%, 08/15/17 (e)	200	234
Forest City Enterprises Inc. Convertible Bond, 4.25%, 08/15/18	375	394
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	1,300	1,416
5.63%, 05/01/18	882	1,047
GNL Quintero SA Term Loan, 1.32%, 06/20/23 (i) (q)	1,079	931
HSBC USA Inc., 1.63%, 01/16/18	1,200	1,201
Hyundai Capital America
1.63%, 10/02/15 (r)	338	340
2.13%, 10/02/17 (r)	530	534
ICICI Bank Ltd., 4.70%, 02/21/18 (r)	618	649
JPMorgan Chase Bank NA, 0.64%, 06/13/16 (i)	1,000	972
Keppel Land Ltd. Convertible Bond, 2.50%, 06/23/13, SGD	400	329
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (c) (d) (m), GBP	1,625	3,831
Morgan Stanley
4.75%, 03/22/17	419	457
4.88%, 11/01/22 (e)	210	217
Nordea Bank AB, 3.13%, 03/20/17 (r)	735	783
Numericable Finance & Co. SCA, 12.38%, 02/15/19 (r), EUR	100	156
Oversea-Chinese Banking Corp. Ltd., 1.63%, 03/13/15 (r)	391	396
Paka Capital Ltd. Convertible Bond, 0.74%, 03/12/13	200	206
Pyrus Ltd.
7.50%, 12/20/15 (q)	400	448
7.50%, 12/20/15 (q)	1,100	1,233

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (e) (r)	878	895
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	800	855
UBS AG, 5.88%, 12/20/17	600	714
Wharf Finance Ltd. Convertible Bond, 2.30%, 06/07/14, HKD	8,000	1,047
Ying Li International Real Estate Ltd. Convertible Bond, 4.00%, 03/03/15 (q), SGD	750	648
Zeus Capital Ltd. Convertible Bond, 0.00%, 08/19/13 (q), JPY	96,000	1,080
Zeus Cayman II Convertible Bond, 0.01%, 08/18/16 (q), JPY	50,000	621

		48,447

HEALTH CARE - 0.7%
Bio City Development Co. BV Convertible Bond, 8.00%, 07/06/18 (f) (q)	600	599
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	223
Cubist Pharmaceuticals Inc. Convertible Bond, 2.50%, 11/01/17	533	836
DaVita Inc.
6.38%, 11/01/18 (e)	384	412
6.63%, 11/01/20 (e)	466	507
DJO Finance LLC, 9.75%, 10/15/17	80	71
Gilead Sciences Inc. Convertible Bond, 1.63%, 05/01/16	1,741	2,936
Hologic Inc. Convertible Bond, 2.00%, 12/15/37 (k)	2,134	2,379
Hypermarcas SA, 6.50%, 04/20/21 (r)	535	579
Mylan Inc. Convertible Bond, 3.75%, 09/15/15	1,328	2,823
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	15

		11,380

INDUSTRIALS - 0.2%
Hamilton Sundstrand Term Loan, 5.00%, 12/05/19 (i)	609	615
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	859	912
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	622	627
Navistar International Corp. Term Loan, 7.00%, 08/15/17 (i)	190	190
Odebrecht Finance Ltd., 5.13%, 06/26/22 (e) (r)	654	710
Suzlon Energy Ltd. Convertible Bond
0.00%,10/11/12 (c) (d) (f) (q)	483	321
0.00%,07/25/14 (j) (q)	482	265
Viterra Inc., 5.95%, 08/01/20 (r)	163	176

		3,816

INFORMATION TECHNOLOGY - 0.2%
Electronic Arts Inc. Convertible Bond, 0.75%, 07/15/16	582	536
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	570	611
Take-Two Interactive Software Inc. Convertible Bond
4.38%, 06/01/14	368	447
1.75%, 12/01/16	1,512	1,438

		3,032

MATERIALS - 0.3%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	267	288
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	65
Essar Steel Algoma Inc. Term Loan, 8.75%, 09/18/14 (i)	572	563

	Shares/Par (p)	Value
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (r)	451	460
New World Resources NV, 7.88%, 05/01/18 (q), EUR	468	638
Stillwater Mining Co. Convertible Bond, 1.75%, 10/15/32	107	125
Texas Industries Inc., 9.25%, 08/15/20 (e)	1,003	1,076
TFS Corp. Ltd., 11.00%, 07/15/18 (q)	1,284	1,207

		4,422

TELECOMMUNICATION SERVICES - 0.2%
British Telecommunications Plc, 1.43%, 12/20/13 (i)	296	298
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	682	693
Cricket Communications Inc., 7.75%, 10/15/20 (e)	658	671
Hughes Satellite Systems Corp.
6.50%, 06/15/19 (e)	506	558
7.63%, 06/15/21 (e)	149	170
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,100	1,213
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (i) (q)	214	219

		3,822

UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	9
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	206	208

		217

Total Corporate Bonds and Notes (cost $96,339)		100,435

GOVERNMENT AND AGENCY OBLIGATIONS - 15.2%

GOVERNMENT SECURITIES - 15.1%

Sovereign - 8.3%
Australia Government Bond
5.50%, 12/15/13 - 04/21/23, AUD	17,804	21,323
5.75%, 05/15/21 - 07/15/22, AUD	8,391	10,409
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	18,937	9,742
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	11,089	17,266
3.50%, 07/04/19, EUR	8,720	13,595
Canadian Government Bond
4.00%, 06/01/16, CAD	1,551	1,699
1.50%, 03/01/17, CAD	2,748	2,779
3.50%, 06/01/20, CAD	2,033	2,309
Hong Kong Government Bond
4.13%, 02/22/13, HKD	7,500	974
2.03%, 03/18/13, HKD	17,800	2,306
1.67%, 03/24/14, HKD	7,400	973
3.51%, 12/08/14, HKD	13,850	1,903
1.69%, 12/22/14, HKD	5,800	771
Malaysia Government Bond
3.21%, 05/31/13, MYR	9,951	3,256
3.46%, 07/31/13, MYR	4,747	1,556
5.09%, 04/30/14, MYR	9,423	3,163
Netherlands Government Bond, 1.00%, 02/24/17 (r)	1,861	1,876
Switzerland Government Bond
2.00%, 04/28/21 - 05/25/22, CHF	960	1,196
4.00%, 02/11/23, CHF	1,000	1,466
Turkey Government Bond
0.00%, 02/20/13 - 05/15/13 (j), TRY	6,180	3,401
7.50%, 09/24/14, TRY	6,397	3,667

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Turkey Government International Bond, 6.75%, 04/03/18	2,900	3,505
Ukraine Government International Bond, 7.80%, 11/28/22 (r)	900	903
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	10,770	21,604
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (r)	500	581

		132,223

Treasury Inflation Index Securities - 0.9%
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/22 (s), BRL	9,785	13,154
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	5,645	1,967

		15,121

U.S. Treasury Securities - 5.9%
U.S. Treasury Note
2.25%, 03/31/16	15,012	15,907
0.63%, 09/30/17	7,728	7,714
1.38%, 09/30/18	7,909	8,130
1.00%, 09/30/19	5,577	5,539
1.25%, 10/31/19	1,916	1,932
3.50%, 05/15/20	24,873	28,877
2.63%, 08/15/20	13,630	14,968
2.00%, 11/15/21	2,249	2,334
1.75%, 05/15/22	2,805	2,829
1.63%, 11/15/22	5,891	5,826

		94,056

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 3.00%, 01/15/43, TBA (g)	1,006	1,054

Total Government and Agency Obligations (cost $238,048)		242,454

SHORT TERM INVESTMENTS - 22.3%

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	96,073	96,073

Treasury Securities - 16.3%
German Treasury Bill
0.00%,01/09/13 (j), EUR	808	1,067
0.00%,01/23/13 (j), EUR	808	1,067
Japan Treasury Bill
0.00%,01/16/13, JPY	280,000	3,232
0.00%,02/20/13, JPY	300,000	3,462
0.00%,03/11/13, JPY	210,000	2,424
0.00%,03/11/13, JPY	310,000	3,578
Mexican Cetes
0.34%, 03/21/13, MXN	80,797	6,192
0.34%, 04/04/13, MXN	69,973	5,354
Singapore Treasury Bill
0.16%, 01/10/13, SGD	1,184	969
0.16%, 01/24/13, SGD	2,802	2,293
0.18%, 01/31/13, SGD	10,021	8,202
0.23%, 02/07/13, SGD	4,400	3,601
U.S. Treasury Bill
0.06%, 01/03/13 (e) $	8,360	8,360
0.08%, 01/17/13 (e)	17,920	17,920
0.13%, 01/31/13	35,000	34,998
0.15%, 02/07/13	17,370	17,369
0.10%, 02/14/13 (e)	13,875	13,875
0.10%, 02/21/13	34,770	34,769
0.20%, 03/07/13	29,400	29,398
0.08%, 03/14/13 (e)	46,240	46,237

	Shares/Par (p)	Value
0.09%, 03/21/13 (e)	9,555	9,554
0.16%, 04/04/13 (e)	5,800	5,799

		259,720

Total Short Term Investments (cost $356,473)		355,793

Total Investments - 105.7% (cost $1,613,165)		1,683,879
Other Assets and Liabilities, Net - (5.7%)		(90,821)

Total Net Assets - 100.0%		$1,593,058

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 64.6%

CONSUMER DISCRETIONARY - 7.9%
Amazon.com Inc. (c)	1	$352
Anhanguera Educacional Participacoes SA	23	392
Bajaj Auto Ltd.	35	1,373
Bayerische Motoren Werke AG	8	740
Carnival Corp.	24	864
Coach Inc.	20	1,127
Comcast Corp. - Class A	23	867
Compagnie Financiere Richemont SA - Class A	14	1,071
Daimler AG	29	1,605
Darden Restaurants Inc.	9	388
Denso Corp.	19	648
Discovery Communications Inc. - Class A (c)	24	1,511
Dollar General Corp. (c)	17	732
Dongfeng Motor Group Co. Ltd. - Class H	942	1,483
DreamWorks Animation SKG Inc. - Class A (c)	25	411
Fast Retailing Co. Ltd.	3	689
Gannett Co. Inc.	78	1,399
GKN Plc (q)	590	2,227
Hennes & Mauritz AB - Class B	9	318
Home Depot Inc.	38	2,319
Hyundai Mobis	8	2,051
Li & Fung Ltd.	326	588
Li Ning Co. Ltd. (c) (e)	199	131
New Oriental Education & Technology Group - ADR (e)	18	348
Nike Inc. - Class B	17	857
OPAP SA	143	1,028
SES SA - FDR - Class A	57	1,628
Signet Jewelers Ltd.	26	1,378
Sirius XM Radio Inc. (e)	233	673
Starbucks Corp.	18	976
Swatch Group AG	1	44
Swatch Group AG - Class B	1	264
Tiffany & Co.	29	1,651
Time Warner Cable Inc.	6	573
Walt Disney Co.	8	398

		33,104

CONSUMER STAPLES - 3.9%
Ajinomoto Co. Inc.	137	1,813
Coca-Cola Amatil Ltd.	53	742
Glanbia Plc	92	1,017
Hypermarcas SA (c)	97	788
Imperial Tobacco Group Plc	46	1,792
Nestle SA	65	4,222
Olam International Ltd. (e)	199	255
Pernod-Ricard SA	39	4,474
SABMiller Plc	5	232
Tingyi Cayman Islands Holding Corp.	22	62
Unilever NV - CVA	18	704

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Woolworths Ltd.	12	362

		16,463

ENERGY - 5.4%
BG Group Plc	55	914
Cameco Corp. (e)	58	1,136
Cenovus Energy Inc.	46	1,523
Chevron Corp.	11	1,222
China Petroleum & Chemical Corp. - Class H	1,144	1,317
Cobalt International Energy Inc. (c)	67	1,643
EnCana Corp. (e)	41	808
EnCana Corp.	9	180
Ensco Plc - Class A	14	824
Fugro NV	14	847
Gazprom OAO - ADR	99	954
Gazprom OAO - ADR	1	10
Halliburton Co.	99	3,445
Lukoil OAO - ADR	22	1,476
Noble Energy Inc.	17	1,770
Oil Search Ltd.	107	792
Royal Dutch Shell Plc - Class A	24	826
Schlumberger Ltd.	17	1,174
SeaDrill Ltd.	11	391
Tullow Oil Plc	44	920
WorleyParsons Ltd.	15	370

		22,542

FINANCIALS - 13.8%
ACE Ltd.	32	2,514
AFLAC Inc.	16	850
AIA Group Ltd. (q)	1,212	4,807
Allstate Corp.	8	337
American Tower Corp.	44	3,377
Aon Plc - Class A	18	979
Azrieli Group	23	603
Banco Bradesco SA - ADR	62	1,075
Bank Mandiri Persero Tbk PT	383	324
Bank of China Ltd. - Class H	810	367
Bank Pekao SA	3	143
Barclays Plc	280	1,215
BB&T Corp.	80	2,329
BlackRock Inc.	11	2,253
BNP Paribas	27	1,528
Cheung Kong Holdings Ltd.	73	1,136
China Life Insurance Co. Ltd. - Class H	139	460
CME Group Inc. - Class A	26	1,318
DBS Group Holdings Ltd.	76	939
Goldman Sachs Group Inc.	18	2,296
Grupo Financiero Inbursa SAB de CV	383	1,160
Hana Financial Group Inc.	28	920
HSBC Holdings Plc	288	3,053
HSBC Holdings Plc	100	1,056
ICICI Bank Ltd.	28	578
Industrial & Commercial Bank of China - Class H	5,081	3,667
Intact Financial Corp.	3	189
JPMorgan Chase & Co.	40	1,746
Kotak Mahindra Bank Ltd.	108	1,291
Link Real Estate Investment Trust	262	1,312
Marsh & McLennan Cos. Inc.	75	2,575
Partners Group Holding AG (e) (q)	6	1,315
Progressive Corp.	16	331
Sampo Oyj - Class A	64	2,081
Sberbank of Russia - ADR (c)	182	2,283
Sberbank of Russia - GDR (q)	51	625
Standard Chartered Plc	26	674
Sumitomo Mitsui Financial Group Inc.	39	1,417
Svenska Handelsbanken AB - Class A	24	863

	Shares/Par (p)	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	4	219
Weyerhaeuser Co.	41	1,143

		57,348

HEALTH CARE - 8.1%
Allergan Inc.	6	550
Baxter International Inc.	24	1,600
Bayer AG	46	4,377
Bristol-Myers Squibb Co.	168	5,465
Cerner Corp. (c)	14	1,056
Elan Corp. Plc (c)	58	599
Elan Corp. Plc - ADR (c)	117	1,194
Express Scripts Holding Co. (c)	37	1,982
Gilead Sciences Inc. (c)	119	8,726
Novo-Nordisk A/S - Class B	7	1,215
Prothena Corp. Plc (c) (e)	4	31
Roche Holding AG	8	1,601
Seattle Genetics Inc. (c) (e)	112	2,594
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (e)	340	341
Shire Plc - ADR	3	249
Sonova Holding AG	6	658
Sysmex Corp.	29	1,326

		33,564

INDUSTRIALS - 8.0%
Adani Enterprises Ltd.	141	706
Andritz AG	15	994
Assa Abloy AB - Class B	46	1,713
Beijing Enterprises Holdings Ltd. (e)	333	2,181
Bilfinger SE	11	1,080
Caterpillar Inc.	40	3,610
CCR SA	59	560
Danaher Corp.	40	2,253
Eaton Corp. Plc	80	4,358
Enka Insaat ve Sanayi A/S	91	272
Fanuc Ltd.	4	819
General Electric Co.	23	487
IDEX Corp.	6	284
IJM Corp. Bhd	153	251
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV - Class B-1 (c) (e)	718	1,319
Iron Mountain Inc.	20	635
Jardine Matheson Holdings Ltd.	11	699
Kubota Corp.	28	322
Marubeni Corp.	50	359
Nielsen Holdings NV (c)	28	850
Norfolk Southern Corp.	29	1,812
Progressive Waste Solutions Ltd. (e)	71	1,536
Sany Heavy Equipment International Holdings Co. Ltd.	589	312
Schneider Electric SA	43	3,115
SMC Corp.	4	763
Sumitomo Corp.	42	544
Sumitomo Electric Industries Ltd.	43	491
United Technologies Corp.	11	861

		33,186

INFORMATION TECHNOLOGY - 9.4%
Accenture Plc - Class A	16	1,051
Apple Inc.	5	2,665
ASML Holding NV	38	2,469
Asustek Computer Inc.	126	1,422
Broadcom Corp. - Class A	59	1,963
Cognizant Technology Solutions Corp. - Class A (c)	7	533

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Daum Communications Corp.	13	1,082
Delta Electronics Inc.	166	612
Freescale Semiconductor Ltd. (c) (e)	29	321
Gemalto NV	11	1,029
Genpact Ltd.	170	2,629
Google Inc. - Class A (c)	5	3,263
Hamamatsu Photonics KK	14	520
Hewlett-Packard Co.	21	293
Hitachi Ltd.	196	1,153
International Business Machines Corp.	5	881
Jabil Circuit Inc.	60	1,150
Juniper Networks Inc. (c)	10	197
Keyence Corp.	7	1,987
Murata Manufacturing Co. Ltd.	49	2,885
Oracle Corp.	65	2,179
Oracle Corp. Japan	27	1,121
Parametric Technology Corp. (c)	40	909
Premier Farnell Plc	217	692
QUALCOMM Inc.	6	372
Samsung Electronics Co. Ltd.	2	2,468
Samsung Electronics Co. Ltd. - GDR	—	215
SK Hynix Inc. (c)	6	134
Taiwan Semiconductor Manufacturing Co. Ltd.	121	405
Trend Micro Inc. (e)	14	432
Visa Inc. - Class A	8	1,167
Yandex NV - Class A (c)	38	828

		39,027

MATERIALS - 4.3%
Air Products & Chemicals Inc.	7	563
Alacer Gold Corp. (c) (e)	20	106
Allegheny Technologies Inc.	19	580
Anglo American Plc	10	299
Barrick Gold Corp.	24	837
Barrick Gold Corp.	4	129
Centerra Gold Inc.	29	269
Cliffs Natural Resources Inc. (e)	14	528
Glencore International Plc (e)	96	552
Holcim Ltd.	10	729
Iluka Resources Ltd. (e)	27	261
Inmet Mining Corp.	24	1,756
Koninklijke DSM NV	25	1,495
Lee & Man Paper Manufacturing Ltd.	1,471	945
Mondi Plc	56	613
Monsanto Co.	33	3,076
Mosaic Co.	22	1,252
OCI Co. Ltd.	4	612
Rio Tinto Plc	6	339
Syngenta AG	7	2,651
Xstrata Plc	15	265

		17,857

TELECOMMUNICATION SERVICES - 3.7%
AT&T Inc.	53	1,790
Bharti Airtel Ltd.	85	495
Deutsche Telekom AG	41	469
Hellenic Telecommunications Organization SA (c)	58	396
HKT Trust (q)	1,478	1,452
KDDI Corp.	17	1,209
Oi SA	59	264
Oi SA - ADR	19	81
Oi SA - ADR (e)	256	1,025
Portugal Telecom SGPS SA (e)	25	122
Rostelecom OJSC - ADR (e)	10	240
Singapore Telecommunications Ltd.	496	1,350
SK Telecom Co. Ltd.	13	1,851
SoftBank Corp.	99	3,628

	Shares/Par (p)	Value
Telekomunikacja Polska SA	140	553
Telstra Corp. Ltd.	34	153
TELUS Corp.	4	273

		15,351

UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	5	229
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1	109
Cia de Saneamento de Minas Gerais	5	111

		449

Total Common Stocks (cost $235,188)		268,891

PREFERRED STOCKS - 0.5%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—

MATERIALS - 0.3%
Fuchs Petrolub AG	16	1,187

TELECOMMUNICATION SERVICES - 0.2%
Oi SA	247	1,004

Total Preferred Stocks (cost $2,329)		2,191

RIGHTS - 0.0%
Olam International Ltd. (c) (f)	199	12

Total Rights (cost $0)		12

CORPORATE BONDS AND NOTES - 7.0%

CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	174
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	436
Comcast Corp., 5.88%, 02/15/18	250	301
COX Communications Inc., 3.25%, 12/15/22 (q)	15	16
MGM Resorts International, 5.88%, 02/27/14	350	364
Michaels Stores Inc., 7.75%, 11/01/18	550	604
Time Warner Inc.
4.75%, 03/29/21	40	46
6.25%, 03/29/41	40	49

		1,990

CONSUMER STAPLES - 0.5%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	732
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	150	151
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	400
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (e)	325	361
Tesco Plc, 5.50%, 01/13/33, GBP	300	555

		2,199

ENERGY - 0.7%
Anadarko Petroleum Corp., 6.38%, 09/15/17	60	72
Apache Corp., 2.63%, 01/15/23	70	70
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	68
Chevron Corp., 1.10%, 12/05/17	70	71
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	135
Enterprise Products Operating LLC, 4.05%, 02/15/22	50	55
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	234
6.85%, 02/15/20	40	50

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
PDC Energy Inc., 7.75%, 10/15/22 (q)	75	77
Petrobras International Finance Co., 5.75%, 01/20/20	90	102
Petroleos Mexicanos, 6.50%, 06/02/41 (e)	55	69
Shell International Finance BV, 3.63%, 08/21/42	100	99
Statoil ASA
1.20%, 01/17/18	35	35
5.25%, 04/15/19	40	48
2.45%, 01/17/23 (e)	35	35
Total Capital International SA, 1.55%, 06/28/17	70	71
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	475	598
Transocean Inc., 5.05%, 12/15/16 (e)	350	390
Williams Partners LP, 5.25%, 03/15/20	350	403

		2,682

FINANCIALS - 2.8%
AvalonBay Communities Inc., 2.85%, 03/15/23 (e)	110	109
Bank of America Corp., 5.75%, 12/01/17	180	210
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	325
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	286
BNP Paribas, 5.00%, 01/15/21 (e)	500	562
CIT Group Inc., 4.25%, 08/15/17	275	283
ERP Operating LP, 4.75%, 07/15/20	275	309
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,704
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	250	404
Goldman Sachs Group Inc., 5.25%, 07/27/21	575	655
HSBC Bank Plc, 4.75%, 01/19/21 (q)	585	675
Hypothekenbank Frankfurt AG, 4.50%, 01/21/13, EUR	100	132
JPMorgan Chase & Co., 3.25%, 09/23/22	350	360
Kimco Realty Corp., 5.58%, 11/23/15 (e)	325	361
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	754
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	348
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	415
PNC Financial Services Group Inc., 2.85%, 11/09/22 (k)	80	80
ProLogis LP, 7.38%, 10/30/19	600	744
Realogy Corp., 7.88%, 02/15/19 (e) (q)	275	300
Regions Financial Corp., 4.88%, 04/26/13	60	61
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	371
5.50%, 03/23/20, EUR	250	399
Simon Property Group LP, 1.50%, 02/01/18 (q)	100	99
Standard Chartered Bank, 6.40%, 09/26/17 (e) (q)	300	349
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	237
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	212
UBS AG, 4.88%, 08/04/20	345	401
WEA Finance LLC, 3.38%, 10/03/22 (e) (q)	80	82
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	150	276

		11,503

HEALTH CARE - 0.8%
AbbVie Inc.
1.75%, 11/06/17 (q)	30	30
2.90%, 11/06/22 (q)	50	51
4.40%, 11/06/42 (q)	30	32
Amgen Inc., 2.13%, 05/15/17	60	62
Bausch & Lomb Inc., 9.88%, 11/01/15	122	126
Cardinal Health Inc., 4.63%, 12/15/20	70	79

	Shares/Par (p)	Value
Express Scripts Holding Co., 3.90%, 02/15/22 (q)	80	86
Express Scripts Inc., 3.13%, 05/15/16	60	63
Gilead Sciences Inc., 4.40%, 12/01/21	60	68
HCA Inc., 6.38%, 01/15/15 (e)	500	541
Kinetic Concepts Inc., 12.50%, 11/01/19 (q)	250	238
McKesson Corp.
0.95%, 12/04/15	50	50
2.70%, 12/15/22	30	30
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	501
6.00%, 09/15/17	250	306
Patheon Inc. Term Loan B, 7.25%, 12/17/18 (i)	325	323
Pfizer Inc., 6.20%, 03/15/19	150	190
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	150	187
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	65	66
VPI Escrow Corp., 6.38%, 10/15/20 (q)	300	322

		3,351

INDUSTRIALS - 0.3%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	140
CEVA Group Plc, 8.38%, 12/01/17 (e) (q)	400	394
Newcrest Finance Pty Ltd., 4.20%, 10/01/22 (q)	50	51
Norfolk Southern Corp., 3.25%, 12/01/21	225	236
TransDigm Inc., 7.75%, 12/15/18	200	221
United Technologies Corp., 1.80%, 06/01/17	70	72
Volvo AB, 5.00%, 05/31/17, EUR	150	227

		1,341

INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	23
8.25%, 01/15/21 (q)	350	350
12.63%, 01/15/21 (e)	201	212
8.75%, 01/15/22 (q)	100	102
International Business Machines Corp.
0.75%, 05/11/15	130	131
1.88%, 08/01/22 (e)	100	96

		914

MATERIALS - 0.2%
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	103
Cemex Finance LLC, 9.38%, 10/12/22 (q)	200	225
Georgia Gulf Corp., 9.00%, 01/15/17 (q)	261	290
Rio Tinto Finance USA Plc, 2.88%, 08/21/22 (e)	80	81

		699

TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.95%, 05/15/16	500	529
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	343
Frontier Communications Corp., 9.25%, 07/01/21	375	440
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	293
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	234

		1,839

UTILITIES - 0.6%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	762
AES Corp.
7.75%, 10/15/15	125	140
8.00%, 10/15/17 (e)	200	231
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Consolidated Edison Co. of New York Inc., 4.20%, 03/15/42	50	53
Consumers Energy Co., 2.85%, 05/15/22	60	62
Enel Finance International NV, 3.88%, 10/07/14 (q)	300	309
Entergy Corp., 4.70%, 01/15/17	50	54
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	257
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	108
National Grid Plc, 6.30%, 08/01/16 (e)	100	116
Pennsylvania Electric Co., 6.05%, 09/01/17	25	29
Progress Energy Inc.
7.05%, 03/15/19	50	63
7.75%, 03/01/31	20	28
Veolia Environnement, 6.00%, 06/01/18	200	235

		2,527

Total Corporate Bonds and Notes (cost $27,174)		29,045

GOVERNMENT AND AGENCY OBLIGATIONS - 24.9%

GOVERNMENT SECURITIES - 20.3%

Municipals - 0.1%
State of California
7.55%, 04/01/39	100	144
7.60%, 11/01/40	65	95

		239

Sovereign - 15.0%
Australia Government Bond, 5.50%, 04/21/23, AUD	350	433
Austria Government Bond, 3.65%, 04/20/22 (q), EUR	525	810
Bermuda Government International Bond, 4.14%, 01/03/23 (q)	200	213
Brazilian Government International Bond
11.00%, 08/17/40	250	313
5.63%, 01/07/41	175	229
Bundesrepublik Deutschland
3.75%, 07/04/13, EUR	160	215
4.00%, 07/04/16, EUR	250	375
3.00%, 07/04/20, EUR	1,650	2,513
2.25%, 09/04/21, EUR	1,350	1,949
3.25%, 07/04/42, EUR	350	575
Canadian Government Bond
4.50%, 06/01/15, CAD	575	624
4.25%, 06/01/18, CAD	1,800	2,074
3.25%, 06/01/21, CAD	300	338
Chile Government International Bond, 3.88%, 08/05/20	150	169
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	159
4.38%, 07/12/21	200	230
9.85%, 06/28/27, COP	120,000	104
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	716
Finnish Government Bond, 3.88%, 09/15/17, EUR	550	841
Hungary Government Bond, 7.00%, 06/24/22, HUF	25,000	121
Hungary Government International Bond
6.25%, 01/29/20	270	298
7.63%, 03/29/41	128	148
Indonesia Government Bond
10.75%, 05/15/16, IDR	145,000	18
12.80%, 06/15/21, IDR	495,000	78
Indonesia Government International Bond, 7.75%, 01/17/38	100	151

	Shares/Par (p)	Value
Italy Buoni Poliennali Del Tesoro, 4.75%, 05/01/17, EUR	310	436
Japan Government Bond
1.50%, 09/20/14, JPY	120,000	1,418
1.70%, 09/20/17, JPY	400,000	4,948
1.00%, 09/20/20, JPY	80,000	958
1.20%, 06/20/21, JPY	365,000	4,422
2.00%, 12/20/25, JPY	95,000	1,213
1.60%, 03/20/32, JPY	40,000	453
2.30%, 12/20/35, JPY	85,000	1,064
Korea Treasury Bond
4.25%, 09/10/14, KRW	1,200,000	1,147
5.25%, 09/10/15, KRW	150,000	149
Malaysia Government Bond, 5.09%, 04/30/14, MYR	1,175	394
Mexican Bonos
9.50%, 12/18/14, MXN	19,000	1,600
8.00%, 12/17/15 - 06/11/20, MXN	17,000	1,446
6.50%, 06/10/21, MXN	2,500	209
10.00%, 12/05/24 - 11/20/36, MXN	15,500	1,687
8.50%, 11/18/38, MXN	500	49
Mexico Government International Bond
5.95%, 03/19/19 (e)	110	135
5.13%, 01/15/20	350	418
3.63%, 03/15/22 (e)	156	171
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,783
4.00%, 07/15/19, EUR	600	946
Norway Government Bond
4.25%, 05/19/17, NOK	6,400	1,283
4.50%, 05/22/19, NOK	1,630	342
Panama Government International Bond, 8.88%, 09/30/27	75	122
Peru Government International Bond, 8.75%, 11/21/33	50	87
Philippine Government International Bond, 9.88%, 01/15/19	200	289
Poland Government Bond
5.75%, 04/25/14 - 09/23/22, PLN	9,625	3,490
5.25%, 10/25/17 - 10/25/20, PLN	4,990	1,788
Poland Government International Bond, 5.13%, 04/21/21	215	255
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	325	364
Republic of Belarus, 8.95%, 01/26/18	150	155
Republic of Iraq, 5.80%, 01/15/28	350	331
Romanian Government International Bond, 6.75%, 02/07/22 (e) (q)	100	122
Russia Government International Bond
7.85%, 03/10/18, RUB	20,000	714
5.00%, 04/29/20 (e)	200	236
7.50%, 03/31/30 (k) (q)	252	324
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,076
2.25%, 06/01/21, SGD	1,300	1,156
South Africa Government Bond, 6.50%, 02/28/41, ZAR	5,100	495
Spain Government Bond
3.80%, 01/31/17, EUR	490	644
5.50%, 07/30/17, EUR	310	433
Sweden Government Bond
6.75%, 05/05/14, SEK	3,750	622
4.50%, 08/12/15, SEK	5,000	841
3.50%, 06/01/22, SEK	15,970	2,875
Tennessee Valley Authority, 3.50%, 12/15/42	50	50
Turkey Government Bond, 9.50%, 01/12/22, TRY	450	302

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Turkey Government International Bond
7.50%, 11/07/19	150	194
6.75%, 05/30/40	150	203
United Kingdom Treasury Bond
2.25%, 03/07/14, GBP	225	374
2.00%, 01/22/16, GBP	250	425
3.75%, 09/07/19 - 09/07/21, GBP	980	1,859
5.00%, 03/07/25, GBP	400	858
4.50%, 09/07/34, GBP	350	721
4.25%, 12/07/40, GBP	240	476
Venezuela Government International Bond
9.25%, 09/15/27 (e)	250	250
9.38%, 01/13/34	200	198

		62,694

Treasury Inflation Index Securities - 0.8%
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 05/15/17 (s), BRL	380	474
Mexican Udibonos Inflation Linked Bond, 4.00%, 11/15/40 (s), MXN	2,475	250
Poland Government Treasury Inflation Indexed Bond, 2.75%, 08/25/23 (n), PLN	144	53
Turkey Government Inflation Indexed Bond, 4.00%, 04/29/15 (s), TRY	275	166
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	1,565	1,651
0.13%, 04/15/17 - 07/15/22 (n)	380	409
Uruguay Government International Inflation Index Bond
5.00%, 09/14/18 (n), UYU	1,479	88
3.70%, 06/26/37 (n), UYU	1,513	89

		3,180

U.S. Treasury Securities - 4.4%
U.S. Treasury Bond
4.38%, 02/15/38	1,750	2,270
3.13%, 02/15/42	125	131
U.S. Treasury Note
2.75%, 02/28/13	1,270	1,275
4.25%, 08/15/13	4,025	4,127
1.25%, 02/15/14	1,175	1,189
1.38%, 11/30/15	3,500	3,603
0.63%, 08/31/17	1,320	1,319
3.50%, 05/15/20	2,000	2,322
2.13%, 08/15/21	650	683
1.75%, 05/15/22	650	656
1.63%, 11/15/22 (e)	974	963

		18,538

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.6%

Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
1.32%, 12/25/18	25	26
1.73%, 07/25/19	25	25
1.58%, 04/25/22	50	51
2.36%, 07/25/22	25	25
4.50%, 05/01/41	451	487
2.58%, 10/01/42 (i)	825	863

		1,477

Federal National Mortgage Association - 3.9%
Federal National Mortgage Association
3.50%, 12/01/25	584	620
3.50%, 01/15/26 - 01/15/41, TBA (g)	3,770	4,016
2.50%, 11/01/27	1,416	1,482
2.50%, 01/15/28, TBA (g)	810	847
4.50%, 01/15/41, TBA (g)	1,975	2,133
4.00%, 02/01/41 - 03/01/41	2,819	3,026
2.52%, 01/01/43, TBA (f) (g)	750	783

	Shares/Par (p)	Value
3.00%, 01/15/43, TBA (g)	3,025	3,170

		16,077

Government National Mortgage Association - 0.4%
Government National Mortgage Association, 3.50%, 01/15/43, TBA (g)	1,475	1,603

Total Government and Agency Obligations (cost $100,598)		103,808

SHORT TERM INVESTMENTS - 9.9%

Investment Company - 5.7%
JNL Money Market Fund, 0.06% (a) (h)	23,696	23,696

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	17,278	17,278

Total Short Term Investments (cost $40,974)		40,974

Total Investments - 106.9% (cost $406,263)		444,921
Other Assets and Liabilities, Net - (6.9%)		(28,646)

Total Net Assets - 100.0%		$416,275

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 10.9%
Amazon.com Inc. (c)	9	$2,185
Carnival Corp.	103	3,787
Coach Inc.	27	1,493
Comcast Corp. - Class A	104	3,899
Compagnie Financiere Richemont SA	23	1,802
Discovery Communications Inc. - Class A (c)	23	1,460
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	1,493
Fast Retailing Co. Ltd.	7	1,863
Gannett Co. Inc.	57	1,034
Hennes & Mauritz AB - Class B	47	1,615
Home Depot Inc.	37	2,282
Nike Inc. - Class B	32	1,672
Signet Jewelers Ltd.	42	2,232
Sirius XM Radio Inc. (e)	1,029	2,973
Starbucks Corp.	66	3,550
Swatch Group AG	3	288
Swatch Group AG - Class B	3	1,295
Time Warner Cable Inc.	28	2,692

		37,615

CONSUMER STAPLES - 6.9%
Ajinomoto Co. Inc.	117	1,548
Coca-Cola Amatil Ltd.	338	4,743
Glanbia Plc	154	1,674
Glanbia Plc	12	137
Imperial Tobacco Group Plc	111	4,305
Nestle SA	47	3,067
Olam International Ltd. (e)	925	1,188
Pernod-Ricard SA	32	3,709
Unilever NV - CVA	27	1,029
Woolworths Ltd.	74	2,255

		23,655

ENERGY - 10.4%
BG Group Plc	108	1,805
Cameco Corp. (e)	44	863

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Cenovus Energy Inc.	87	2,922
Chevron Corp.	39	4,217
China Petroleum & Chemical Corp. - Class H	1,300	1,497
EnCana Corp.	75	1,472
Fugro NV	30	1,775
Gazprom OAO - ADR	132	1,278
Halliburton Co.	107	3,705
Lukoil OAO - ADR	28	1,863
Oil Search Ltd.	282	2,089
Royal Dutch Shell Plc - Class A	119	4,106
Schlumberger Ltd.	23	1,587
SeaDrill Ltd.	41	1,502
Tullow Oil Plc	133	2,779
WorleyParsons Ltd.	93	2,283

		35,743

FINANCIALS - 21.4%
ACE Ltd.	22	1,756
AIA Group Ltd.	851	3,374
Allstate Corp.	51	2,041
American Tower Corp.	111	8,608
Aon Plc - Class A	45	2,496
Banco Bradesco SA - ADR	91	1,575
Bank of China Ltd. - Class H	5,185	2,348
Barclays Plc	749	3,252
BB&T Corp.	72	2,087
BlackRock Inc.	12	2,460
BNP Paribas	41	2,343
Bumiputra-Commerce Holdings Bhd	375	938
Cheung Kong Holdings Ltd.	179	2,785
CME Group Inc. - Class A	33	1,684
DBS Group Holdings Ltd.	131	1,605
Goldman Sachs Group Inc.	18	2,245
Grupo Financiero Inbursa SAB de CV	379	1,147
Hana Financial Group Inc.	118	3,846
HSBC Holdings Plc	219	2,319
Industrial & Commercial Bank of China - Class H	3,605	2,602
Intact Financial Corp.	24	1,576
Link Real Estate Investment Trust	1,052	5,271
Marsh & McLennan Cos. Inc.	29	993
Partners Group Holding AG (e) (q)	12	2,722
Progressive Corp.	88	1,861
Sampo Oyj - Class A	89	2,869
Standard Chartered Plc	68	1,764
Sumitomo Mitsui Financial Group Inc.	94	3,427
Weyerhaeuser Co.	53	1,461

		73,455

HEALTH CARE - 13.5%
Bayer AG	65	6,183
Bristol-Myers Squibb Co.	152	4,947
Cerner Corp. (c)	26	2,011
Elan Corp. Plc (c)	17	170
Elan Corp. Plc - ADR (c)	161	1,642
Express Scripts Holding Co. (c)	51	2,765
Gilead Sciences Inc. (c)	205	15,028
Novo-Nordisk A/S - Class B	17	2,805
Prothena Corp. Plc (c) (e)	4	32
Roche Holding AG	17	3,456
Seattle Genetics Inc. (c) (e)	184	4,269
Sonova Holding AG	18	1,954
Sysmex Corp.	22	1,022

		46,284

INDUSTRIALS - 9.6%
Assa Abloy AB - Class B	101	3,798
Caterpillar Inc.	28	2,544

	Shares/Par (p)	Value
CCR SA	172	1,634
Danaher Corp.	65	3,622
Eaton Corp. Plc	65	3,496
IDEX Corp.	20	912
Jardine Matheson Holdings Ltd.	39	2,446
Kubota Corp.	170	1,955
Marubeni Corp.	179	1,284
Nielsen Holdings NV (c)	46	1,413
Norfolk Southern Corp.	23	1,447
Progressive Waste Solutions Ltd. (e)	49	1,050
Schneider Electric SA	45	3,269
Sumitomo Corp.	85	1,088
Sumitomo Electric Industries Ltd.	277	3,196

		33,154

INFORMATION TECHNOLOGY - 13.1%
Accenture Plc - Class A	35	2,307
Apple Inc.	16	8,742
ASML Holding NV	27	1,715
ASML Holding NV - ADR (e)	11	734
Asustek Computer Inc.	129	1,459
Broadcom Corp. - Class A	60	1,989
Daum Communications Corp.	10	838
Freescale Semiconductor Ltd. (c) (e)	88	968
Google Inc. - Class A (c)	3	2,128
Hamamatsu Photonics KK	30	1,091
Hewlett-Packard Co.	110	1,569
Jabil Circuit Inc.	59	1,138
Keyence Corp.	8	2,294
Murata Manufacturing Co. Ltd.	26	1,516
Oracle Corp.	114	3,785
Premier Farnell Plc	326	1,038
QUALCOMM Inc.	34	2,121
Samsung Electronics Co. Ltd.	4	5,957
Samsung Electronics Co. Ltd. - GDR	2	1,221
Trend Micro Inc. (e)	36	1,085
Visa Inc. - Class A	10	1,531

		45,226

MATERIALS - 8.0%
Air Products & Chemicals Inc.	18	1,546
Alacer Gold Corp. (c) (e)	118	615
Allegheny Technologies Inc.	32	981
Anglo American Plc	56	1,772
Cliffs Natural Resources Inc. (e)	33	1,265
Glencore International Plc (e)	191	1,104
Holcim Ltd.	18	1,337
Inmet Mining Corp.	33	2,448
Koninklijke DSM NV	30	1,840
Mondi Plc	169	1,865
Monsanto Co.	11	1,060
Mosaic Co.	37	2,101
Newcrest Mining Ltd.	56	1,316
Rio Tinto Plc	37	2,186
Syngenta AG	10	3,980
Xstrata Plc	120	2,102

		27,518

TELECOMMUNICATION SERVICES - 3.9%
Bharti Airtel Ltd.	436	2,540
HKT Trust (q)	3,530	3,467
KDDI Corp.	12	834
Singapore Telecommunications Ltd.	1,060	2,884
SoftBank Corp.	56	2,041
TELUS Corp.	26	1,717

		13,483

Total Common Stocks (cost $279,761)		336,133

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
RIGHTS - 0.0%
Olam International Ltd. (c) (f)	925	56

Total Rights (cost $0)		56

SHORT TERM INVESTMENTS - 7.2%

Investment Company - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	8,282	8,282

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	16,648	16,648

Total Short Term Investments (cost $24,930)		24,930

Total Investments - 104.9% (cost $304,691)		361,119
Other Assets and Liabilities, Net - (4.9%)		(16,915)

Total Net Assets - 100.0%		$344,204

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 13.1%
1-800-Flowers.com Inc. - Class A (c)	2	$6
Aaron’s Inc.	3	97
Abercrombie & Fitch Co. - Class A	2	96
AFC Enterprises Inc. (c)	1	13
Amazon.com Inc. (c)	5	1,243
AMC Networks Inc. - Class A (c)	3	131
America’s Car-Mart Inc. (c)	—	4
American Eagle Outfitters Inc.	8	158
Ann Inc. (c)	2	81
Apollo Group Inc. - Class A (c)	—	2
Arctic Cat Inc. (c)	1	27
Ascent Capital Group Inc. - Class A (c)	—	25
AutoNation Inc. (c)	1	56
AutoZone Inc. (c)	—	142
Ballantyne Strong Inc. (c)	1	2
Bally Technologies Inc. (c)	—	13
Barnes & Noble Inc. (c) (e)	2	29
Bassett Furniture Industries Inc.	1	6
Beazer Homes USA Inc. (c) (e)	1	12
Bebe Stores Inc.	3	12
Belo Corp. - Class A	4	34
Best Buy Co. Inc.	13	152
Big 5 Sporting Goods Corp.	1	13
Biglari Holdings Inc. (c)	—	26
Bob Evans Farms Inc.	1	57
Bon-Ton Stores Inc. (e)	1	9
BorgWarner Inc. (c)	2	143
Boyd Gaming Corp. (c)	2	11
Brinker International Inc.	2	62
Brown Shoe Co. Inc.	2	40
Brunswick Corp.	2	67
Buckle Inc. (e)	—	18
Buffalo Wild Wings Inc. (c)	1	51
Cabela’s Inc. - Class A (c)	3	134
Cablevision Systems Corp. - Class A	8	125
Callaway Golf Co.	2	13
Carnival Corp.	9	324
Carriage Services Inc.	1	9
Carrol’s Restaurant Group Inc. (c)	1	5
Carter’s Inc. (c)	3	153
Casual Male Retail Group Inc. (c)	2	9
Cato Corp. - Class A	1	27
Cavco Industries Inc. (c)	—	15

	Shares/Par (p)	Value
CBS Corp. - Class A	—	8
CBS Corp. - Class B	11	419
CEC Entertainment Inc.	—	7
Central European Media Entertainment Ltd. - Class A (c)	2	10
Charter Communications Inc. - Class A (c)	1	76
Cheesecake Factory Inc.	3	82
Cherokee Inc.	—	1
Chico’s FAS Inc.	7	132
Childrens Place Retail Stores Inc. (c)	1	49
Chipotle Mexican Grill Inc. - Class A (c)	1	149
Choice Hotels International Inc. (e)	2	77
Churchill Downs Inc.	1	53
Cinemark Holdings Inc.	5	127
Citi Trends Inc. (c)	1	10
Cobra Electronics Corp. (c)	—	—
Coinstar Inc. (c) (e)	1	68
Comcast Corp. - Class A	39	1,468
Comcast Corp. - Special Class A	12	424
Conn’s Inc. (c) (e)	2	46
Cooper Tire & Rubber Co.	3	84
Core-Mark Holding Co. Inc.	—	14
Cracker Barrel Old Country Store Inc.	1	71
CSS Industries Inc.	—	9
Culp Inc.	1	9
Cumulus Media Inc. - Class A (c) (e)	4	11
D.R. Horton Inc.	13	249
Deckers Outdoor Corp. (c) (e)	—	16
Destination Maternity Corp.	1	11
DeVry Inc. (e)	2	57
Digital Generation Inc. (c) (e)	1	13
Dillard’s Inc. - Class A	3	209
DineEquity Inc. (c)	1	36
DIRECTV (c)	9	446
Discovery Communications Inc. - Class A (c)	2	121
Discovery Communications Inc. - Class C (c)	1	76
Dollar Tree Inc. (c)	4	178
Dorman Products Inc.	2	53
DreamWorks Animation SKG Inc. - Class A (c) (e)	—	7
Drew Industries Inc.	1	26
DSW Inc. - Class A	1	92
Dunkin’ Brands Group Inc. (e)	3	90
Einstein Noah Restaurant Group Inc.	1	7
Entercom Communications Corp. - Class A (c)	1	9
EW Scripps Co. - Class A (c)	1	13
Expedia Inc.	5	277
FAB Universal Corp. (c) (e)	—	1
Family Dollar Stores Inc.	3	159
Famous Dave’s Of America Inc. (c)	—	1
Federal-Mogul Corp. (c)	3	22
Fiesta Restaurant Group Inc. (c)	1	8
Finish Line Inc. - Class A	2	28
Flexsteel Industries Inc.	—	2
Foot Locker Inc.	4	125
Ford Motor Co.	2	26
Fossil Inc. (c)	1	93
Fred’s Inc. - Class A (e)	—	3
Fuel Systems Solutions Inc. (c)	1	12
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	31
Gaiam Inc. - Class A (c)	—	—
GameStop Corp. - Class A (e)	2	50
Gannett Co. Inc.	8	142
Gap Inc.	5	143
Garmin Ltd. (e)	—	16
General Motors Co. (c)	7	202
Genuine Parts Co.	3	197

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Goodyear Tire & Rubber Co. (c)	2	26
Grand Canyon Education Inc. (c)	1	26
Gray Television Inc. (c)	1	2
Group 1 Automotive Inc.	1	46
HanesBrands Inc. (c)	4	147
Harman International Industries Inc.	1	23
Haverty Furniture Cos. Inc.	1	15
Helen of Troy Ltd. (c)	—	3
Hibbett Sports Inc. (c)	1	27
Home Depot Inc.	21	1,324
Hooker Furniture Corp. (e)	—	2
Hot Topic Inc.	2	15
HSN Inc.	2	127
Iconix Brand Group Inc. (c)	2	50
International Speedway Corp. - Class A	1	22
Interpublic Group of Cos. Inc.	11	123
Interval Leisure Group Inc.	2	47
iRobot Corp. (c)	—	7
Isle of Capri Casinos Inc. (c)	1	6
J.C. Penney Co. Inc. (e)	—	5
Jack in the Box Inc. (c)	2	54
John Wiley & Sons Inc. - Class A	2	82
John Wiley & Sons Inc. - Class B	—	4
Johnson Controls Inc.	—	4
Journal Communications Inc. - Class A (c)	2	9
K12 Inc. (c) (e)	1	12
KB Home (e)	2	36
Kohl’s Corp.	8	322
Kona Grill Inc. (c)	—	—
La-Z-Boy Inc.	3	35
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A (c)	3	132
Las Vegas Sands Corp.	—	9
Leapfrog Enterprises Inc. - Class A (c)	—	3
Leggett & Platt Inc. (e)	6	161
Lennar Corp. - Class A (e)	6	228
Lennar Corp. - Class B	1	18
Libbey Inc. (c)	1	14
Liberty Global Inc. - Class A (c)	2	101
Liberty Global Inc. - Class C (c)	1	76
Liberty Interactive Corp. - Class A (c)	10	194
Liberty Media Corp. - Class A (c)	4	487
Liberty Ventures - Class A (c)	—	24
Life Time Fitness Inc. (c)	2	103
Lifetime Brands Inc.	—	4
Limited Brands Inc.	3	160
LIN Television Corp. - Class A (c)	2	12
Lions Gate Entertainment Corp. (c)	—	7
Lithia Motors Inc. - Class A	1	41
Live Nation Inc. (c)	6	60
LKQ Corp. (c)	7	156
Luby’s Inc. (c)	1	9
Lululemon Athletica Inc. (c) (e)	2	168
Lumber Liquidators Holdings Inc. (c) (e)	1	53
M/I Homes Inc. (c)	1	26
Mac-Gray Corp.	1	8
Macy’s Inc.	5	211
Madison Square Garden Inc. - Class A (c)	3	146
Marcus Corp.	1	11
Marine Products Corp.	1	7
MarineMax Inc. (c)	1	9
Marriott International Inc. - Class A	5	186
Marriott Vacations Worldwide Corp. (c)	—	16
Martha Stewart Living Omnimedia Inc. - Class A (c)	1	1
McClatchy Co. - Class A (c) (e)	—	—
McDonald’s Corp.	14	1,226
McGraw-Hill Cos. Inc.	4	191

	Shares/Par (p)	Value
MDC Holdings Inc.	2	85
Media General Inc. - Class A (c)	—	1
Men’s Wearhouse Inc.	3	84
Meritage Homes Corp. (c)	1	52
Modine Manufacturing Co. (c)	2	12
Mohawk Industries Inc. (c)	3	253
Monarch Casino & Resort Inc. (c)	1	8
Monro Muffler Brake Inc. (e)	—	14
Movado Group Inc.	1	25
Nathan’s Famous Inc. (c)	—	7
National CineMedia Inc.	1	16
Nautilus Inc. (c)	1	2
New York & Co. Inc. (c)	3	10
New York Times Co. - Class A (c)	7	61
News Corp. - Class A	29	751
News Corp. - Class B	8	207
Nexstar Broadcasting Group Inc. - Class A (c)	—	4
Nike Inc. - Class B	11	547
Nordstrom Inc.	1	42
NutriSystem Inc.	—	4
NVR Inc. (c)	—	92
O’Reilly Automotive Inc. (c)	2	206
Office Depot Inc. (c)	6	19
OfficeMax Inc.	4	40
Orbitz Worldwide Inc. (c)	2	4
Orient-Express Hotels Ltd. - Class A (c)	—	1
Outdoor Channel Holdings Inc.	1	8
Oxford Industries Inc.	1	28
Panera Bread Co. - Class A (c)	—	64
Papa John’s International Inc. (c)	1	49
Penske Auto Group Inc.	3	78
Pep Boys-Manny Moe & Jack	1	13
Perry Ellis International Inc.	1	14
PetSmart Inc.	2	137
Pier 1 Imports Inc.	1	16
Polaris Industries Inc.	1	103
Pool Corp.	1	36
Priceline.com Inc. (c)	1	311
Pulte Homes Inc. (c)	19	336
PVH Corp.	2	189
Quicksilver Inc. (c)	4	17
RadioShack Corp. (e)	—	1
Ralph Lauren Corp. - Class A	1	75
Red Lion Hotels Corp. (c) (e)	1	6
Regal Entertainment Group - Class A (e)	5	75
Regis Corp.	—	—
Rent-A-Center Inc.	3	116
RG Barry Corp.	—	1
Rocky Brands Inc. (c)	—	—
Ross Stores Inc.	3	168
Royal Caribbean Cruises Ltd. (e)	4	151
Ruby Tuesday Inc. (c)	2	14
Rue21 Inc. (c)	—	9
Ruth’s Hospitality Group Inc. (c)	—	1
Ryland Group Inc.	2	73
Ryman Hospitality Properties	3	109
Saks Inc. (c) (e)	8	84
Sally Beauty Holdings Inc. (c)	3	78
Scripps Networks Interactive Inc. - Class A	2	133
Select Comfort Corp. (c)	—	3
Service Corp. International	11	145
Shiloh Industries Inc.	1	8
Shoe Carnival Inc.	1	18
Shutterfly Inc. (c)	2	57
Sinclair Broadcast Group Inc. - Class A	1	14
Sirius XM Radio Inc. (e)	66	191
Six Flags Entertainment Corp.	2	135
Skechers U.S.A. Inc. - Class A (c)	2	34

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Smith & Wesson Holding Corp. (c)	2	20
Sonic Corp. (c)	1	15
Speedway Motorsports Inc.	2	27
Standard Motor Products Inc.	1	22
Standard-Pacific Corp. (c) (e)	9	62
Stanley Furniture Co. Inc. (c)	—	—
Staples Inc.	7	85
Stein Mart Inc.	2	15
Steiner Leisure Ltd. (c)	1	24
Steinway Musical Instruments Inc. (c)	1	11
Stewart Enterprises Inc. - Class A	1	10
Strayer Education Inc. (e)	—	6
Sturm Ruger & Co. Inc. (e)	—	5
Superior Industries International Inc.	1	22
Systemax Inc.	2	16
Target Corp.	8	473
Tempur-Pedic International Inc. (c)	1	17
Tenneco Inc. (c)	—	7
Tesla Motors Inc. (c) (e)	—	10
The Jones Group Inc. (e)	1	14
Thor Industries Inc.	2	89
Tiffany & Co.	1	30
Time Warner Cable Inc.	6	554
Time Warner Inc.	18	880
TJX Cos. Inc.	10	433
Toll Brothers Inc. (c)	8	265
Tower International Inc. (c)	1	4
Town Sports International Holdings Inc.	1	9
Tractor Supply Co.	1	80
TripAdvisor Inc. (c)	3	109
Tupperware Brands Corp.	—	26
Ulta Salon Cosmetics & Fragrance Inc.	1	88
Under Armour Inc. - Class A (c) (e)	2	78
Unifi Inc. (c)	1	11
Universal Electronics Inc. (c)	—	6
Universal Technical Institute Inc.	1	9
Urban Outfitters Inc. (c)	3	138
Vail Resorts Inc.	2	108
Valassis Communications Inc. (e)	2	49
VF Corp.	1	121
Viacom Inc. - Class A	—	5
Viacom Inc. - Class B	4	232
Virgin Media Inc. (e)	2	70
Visteon Corp. (c)	1	27
Vitamin Shoppe Inc. (c)	1	75
WABCO Holdings Inc. (c)	1	46
Walt Disney Co.	30	1,499
Washington Post Co. - Class B (e)	—	110
Weight Watchers International Inc. (e)	1	52
Wendy’s Co.	21	98
West Marine Inc. (c)	1	11
Wet Seal Inc. - Class A (c)	4	12
Whirlpool Corp.	3	299
Williams-Sonoma Inc.	1	31
Winmark Corp.	—	6
Winnebago Industries Inc. (c)	1	17
Wolverine World Wide Inc.	2	94
World Wrestling Entertainment Inc. - Class A (e)	1	8
Wyndham Worldwide Corp.	4	202
Wynn Resorts Ltd.	1	146
Yum! Brands Inc.	6	418
Zale Corp. (c)	2	8

		30,223

CONSUMER STAPLES - 9.5%
Alico Inc.	—	11
Alliance One International Inc. (c)	1	5

	Shares/Par (p)	Value
Altria Group Inc.	28	875
Andersons Inc.	—	3
B&G Foods Inc.	2	51
Beam Inc.	6	355
Brown-Forman Corp. - Class A	—	28
Brown-Forman Corp. - Class B	2	95
Bunge Ltd.	6	425
Cal-Maine Foods Inc.	1	40
Calavo Growers Inc. (e)	—	7
Casey’s General Stores Inc.	2	85
Central Garden & Pet Co. (c)	1	5
Central Garden & Pet Co. - Class A (c)	2	17
Chiquita Brands International Inc. (c)	—	3
Church & Dwight Co. Inc.	3	150
Clorox Co.	2	168
Coca-Cola Bottling Co.	—	13
Coca-Cola Co.	54	1,952
Coca-Cola Enterprises Inc.	1	35
Colgate-Palmolive Co.	6	666
ConAgra Foods Inc.	14	425
Constellation Brands Inc. - Class A (c)	7	251
Constellation Brands Inc. - Class B (c)	—	—
Costco Wholesale Corp.	6	583
Craft Brewers Alliance Inc. (c)	1	5
CVS Caremark Corp.	24	1,178
Darling International Inc. (c)	6	96
Dean Foods Co. (c)	5	79
Dole Food Co. Inc. (c)	5	53
Dr. Pepper Snapple Group Inc.	4	172
Elizabeth Arden Inc. (c)	1	50
Energizer Holdings Inc.	3	217
Farmer Bros. Co. (c)	1	10
Flowers Foods Inc.	6	133
Fresh Del Monte Produce Inc.	—	13
General Mills Inc.	9	360
Hain Celestial Group Inc. (c)	2	103
Harris Teeter Supermarkets Inc.	2	70
Hershey Co.	2	152
HJ Heinz Co.	4	248
Hormel Foods Corp.	5	159
Ingles Markets Inc. - Class A	—	2
Ingredion Inc.	1	32
Inter Parfums Inc.	1	27
JM Smucker Co.	5	405
John B. Sanfilippo & Son Inc.	—	8
Kellogg Co.	3	179
Kimberly-Clark Corp.	5	456
Kraft Foods Group Inc.	11	489
Lancaster Colony Corp.	1	83
Limoneira Co.	—	2
Lorillard Inc.	1	163
McCormick & Co. Inc.	2	146
Mead Johnson Nutrition Co.	3	182
Medifast Inc. (c)	1	18
Molson Coors Brewing Co. - Class B	6	266
Mondelez International Inc. - Class A	32	821
Monster Beverage Corp. (c)	3	175
Nash Finch Co.	1	11
National Beverage Corp.	1	8
Nutraceutical International Corp.	—	7
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	4
Orchids Paper Products Co.	—	5
Pantry Inc. (c)	1	13
PepsiCo Inc.	21	1,456
Philip Morris International Inc.	23	1,964
Pilgrim’s Pride Corp. (c)	2	14
Post Holdings Inc. (c)	—	3

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
PriceSmart Inc.	1	54
Procter & Gamble Co.	37	2,498
Revlon Inc. - Class A (c)	1	20
Reynolds American Inc.	5	203
Sanderson Farms Inc.	—	8
Smart Balance Inc. (c)	3	36
Smithfield Foods Inc. (c)	2	49
Snyders-Lance Inc.	2	41
Spartan Stores Inc.	1	15
Spectrum Brands Holdings Inc.	3	135
SUPERVALU Inc. (e)	11	26
Susser Holdings Corp. (c)	1	31
Sysco Corp.	8	250
The Fresh Market Inc. (c)	1	63
Tootsie Roll Industries Inc.	2	41
TreeHouse Foods Inc. (c)	—	21
United Natural Foods Inc. (c)	2	118
Universal Corp.	1	25
USANA Health Sciences Inc. (c) (e)	1	16
Vector Group Ltd. (e)	2	32
Village Super Market Inc. - Class A	—	10
Wal-Mart Stores Inc.	24	1,652
WD-40 Co. (e)	1	28
Weis Markets Inc.	1	47
Whole Foods Market Inc.	2	219

		21,926

ENERGY - 10.8%
Adams Resources & Energy Inc.	—	3
Alon USA Energy Inc.	2	29
Anadarko Petroleum Corp.	3	253
Apache Corp.	7	534
Arch Coal Inc. (e)	—	2
Atwood Oceanics Inc. (c)	1	23
Baker Hughes Inc.	8	343
Bill Barrett Corp. (c)	2	40
Bolt Technology Corp.	—	4
BPZ Resources Inc. (c) (e)	4	13
Bristow Group Inc.	1	64
C&J Energy Services Inc. (c)	1	16
Cabot Oil & Gas Corp. - Class A	5	254
Cameron International Corp. (c)	1	34
CARBO Ceramics Inc. (e)	1	47
Carrizo Oil & Gas Inc. (c)	1	21
Cheniere Energy Inc. (c)	—	7
Chesapeake Energy Corp. (e)	2	36
Chevron Corp.	38	4,074
Cimarex Energy Co.	1	37
Clayton Williams Energy Inc. (c)	—	12
Cloud Peak Energy Inc. (c)	3	58
Cobalt International Energy Inc. (c)	1	22
Comstock Resources Inc. (c)	1	20
Concho Resources Inc. (c)	3	201
ConocoPhillips	8	457
Consol Energy Inc.	7	221
Contango Oil & Gas Co.	1	30
Continental Resources Inc. (c)	1	44
Core Laboratories NV	1	66
Crimson Exploration Inc. (c) (e)	2	5
Crosstex Energy Inc.	2	26
Delek US Holdings Inc.	2	48
Denbury Resources Inc. (c)	3	54
Devon Energy Corp.	1	37
Diamond Offshore Drilling Inc. (e)	4	265
Dresser-Rand Group Inc. (c)	2	90
Dril-Quip Inc. (c)	2	124
Endeavour International Corp. (c) (e)	1	5
Energen Corp.	3	131

	Shares/Par (p)	Value
Energy XXI Bermuda Ltd. (e)	4	133
EOG Resources Inc.	5	616
EPL Oil & Gas Inc. (c)	2	41
EQT Corp.	2	142
EXCO Resources Inc. (e)	4	25
Exterran Holdings Inc. (c)	4	82
Exxon Mobil Corp.	64	5,540
FMC Technologies Inc. (c)	4	188
Forest Oil Corp. (c)	2	15
Gastar Exploration Ltd. (c)	1	1
Global Geophysical Services Inc. (c)	—	1
Gulf Island Fabrication Inc.	1	14
Gulfmark Offshore Inc. - Class A	—	3
Gulfport Energy Corp. (c)	1	34
Halcon Resources Corp. (c)	1	10
Halliburton Co.	12	406
Harvest Natural Resources Inc. (c) (e)	2	17
Heckmann Corp. (c) (e)	2	10
Helix Energy Solutions Group Inc. (c)	3	67
Helmerich & Payne Inc.	2	90
Hercules Offshore Inc. (c)	2	12
Hess Corp.	1	72
HKN Inc. (c)	—	2
HollyFrontier Corp.	9	400
Hornbeck Offshore Services Inc. (c)	1	17
ION Geophysical Corp. (c)	3	21
James River Coal Co. (c) (e)	—	1
Kinder Morgan Inc.	11	386
Lufkin Industries Inc.	1	35
Magnum Hunter Resources Corp. (c) (e)	7	28
Marathon Oil Corp.	4	116
Marathon Petroleum Corp.	7	416
Matrix Service Co. (c)	1	10
McDermott International Inc. (c)	4	44
McMoRan Exploration Co. (c) (e)	8	128
Miller Energy Resources Inc. (c)	—	1
Mitcham Industries Inc. (c)	—	5
Murphy Oil Corp.	3	173
Nabors Industries Ltd. (c)	2	31
National Oilwell Varco Inc.	8	547
Newfield Exploration Co. (c)	1	26
Newpark Resources Inc. (c)	4	32
Noble Corp.	11	366
Noble Energy Inc.	3	346
Nordic American Tankers Ltd. (e)	1	7
Northern Oil and Gas Inc. (c) (e)	1	24
Oasis Petroleum Inc. (c)	3	89
Occidental Petroleum Corp.	15	1,111
Oceaneering International Inc.	—	5
Oil States International Inc. (c)	2	165
Panhandle Oil and Gas Inc. - Class A	—	5
Parker Drilling Co. (c)	2	8
Patterson-UTI Energy Inc. (e)	2	28
PDC Energy Inc. (c)	—	13
Peabody Energy Corp.	3	85
Penn Virginia Corp.	3	12
PetroQuest Energy Inc. (c)	3	13
PHI Inc. (c)	—	3
PHI Inc. (c)	—	13
Phillips 66	11	586
Pioneer Energy Services Corp. (c)	2	17
Pioneer Natural Resources Co.	5	489
QEP Resources Inc.	2	63
Range Resources Corp.	3	170
Rentech Inc.	1	2
Rex Energy Corp. (c) (e)	2	32
RigNet Inc. (c)	1	10
Rosetta Resources Inc. (c)	—	8

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Rowan Cos. Plc - Class A (c)	3	97
RPC Inc. (e)	6	73
SandRidge Energy Inc. (c) (e)	8	48
Schlumberger Ltd.	17	1,206
SEACOR Holdings Inc.	1	99
Ship Finance International Ltd. (e)	4	65
SM Energy Co.	1	52
Southwestern Energy Co. (c)	1	37
Spectra Energy Corp.	9	244
Stone Energy Corp. (c)	1	25
Superior Energy Services Inc. (c)	5	97
Swift Energy Co. (c)	1	20
Targa Resources Corp.	1	35
Teekay Corp.	4	122
Tesoro Corp.	7	317
Tetra Technologies Inc. (c)	1	7
TGC Industries Inc.	1	6
Tidewater Inc.	1	54
Transocean Ltd.	2	85
Triangle Petroleum Corp. (c)	2	11
Ultra Petroleum Corp. (c) (e)	1	22
Unit Corp. (c)	—	16
VAALCO Energy Inc. (c)	2	16
Valero Energy Corp.	11	372
W&T Offshore Inc. (e)	3	50
Warren Resources Inc. (c)	3	7
Weatherford International Ltd. (c)	5	53
Western Refining Inc. (e)	5	130
Whiting Petroleum Corp. (c)	1	54
Willbros Group Inc. (c)	2	12
Williams Cos. Inc.	3	95

		24,885

FINANCIALS - 14.6%
1st Source Corp.	1	24
1st United Bancorp Inc.	1	8
Access National Corp. (e)	—	1
ACE Ltd.	7	542
Affiliated Managers Group Inc. (c)	1	156
AFLAC Inc.	9	478
Alexander & Baldwin Inc. (c)	2	61
Alleghany Corp. (c)	1	178
Alliance Financial Corp.	—	1
Allied World Assurance Co. Holdings Ltd.	2	154
Allstate Corp.	10	392
Alterra Capital Holdings Ltd.	5	151
Altisource Asset Management Corp. (c)	—	4
Altisource Portfolio Solutions SA (c)	1	43
Altisource Residential Corp. - Class B (c) (e)	—	3
American Capital Ltd. (c)	18	220
American Equity Investment Life Holding Co.	3	38
American Express Co.	14	799
American Financial Group Inc.	5	209
American International Group Inc. (c)	12	426
American National Bankshares Inc.	—	—
American National Insurance Co.	1	48
American Safety Insurance Holdings Ltd. (c)	—	—
Ameriprise Financial Inc.	2	131
Ameris Bancorp (c)	1	14
Amerisafe Inc. (c)	1	22
AmTrust Financial Services Inc. (e)	4	103
Aon Plc - Class A	3	144
Arch Capital Group Ltd. (c)	6	247
Argo Group International Holdings Ltd.	1	20
Arthur J Gallagher & Co.	1	17
Aspen Insurance Holdings Ltd.	4	132
Asset Acceptance Capital Corp. (c)	1	6
Associated Bancorp	10	128

	Shares/Par (p)	Value
Assurant Inc.	5	160
Assured Guaranty Ltd.	7	95
Astoria Financial Corp.	—	4
Atlanticus Holdings Corp. (c)	1	2
AV Homes Inc. (c)	1	9
Baldwin & Lyons Inc. - Class B	1	12
BancFirst Corp.	1	30
Bancorp Inc. (c)	1	10
BancorpSouth Inc.	5	71
Bank Mutual Corp.	2	9
Bank of America Corp.	17	195
Bank of Hawaii Corp. (e)	1	28
Bank of New York Mellon Corp.	7	183
BankFinancial Corp.	1	7
Banner Corp.	1	26
Bar Harbor Bankshares	—	—
BB&T Corp.	2	50
BBCN Bancorp Inc.	4	43
Beneficial Mutual Bancorp Inc. (c)	4	37
Berkshire Hathaway Inc. - Class B (c)	19	1,748
Berkshire Hills Bancorp Inc.	1	18
BlackRock Inc.	3	573
BofI Holding Inc. (c)	1	14
Boston Private Financial Holdings Inc.	2	20
Brookline Bancorp Inc.	3	29
Brown & Brown Inc.	6	153
Bryn Mawr Bank Corp.	1	13
C&F Financial Corp.	—	2
Calamos Asset Management Inc. - Class A	1	10
Camden National Corp.	—	10
Capital City Bank Group Inc. (c) (e)	1	8
Capital One Financial Corp.	10	594
CapitalSource Inc.	7	50
Cardinal Financial Corp.	1	21
Cathay General Bancorp	1	18
CBOE Holdings Inc.	3	74
Center Bancorp Inc.	1	8
CenterState Banks of Florida Inc.	1	11
Central Pacific Financial Corp. (c)	2	23
Century Bancorp Inc. - Class A	—	1
Charles Schwab Corp.	9	129
Chemical Financial Corp.	1	31
Chubb Corp.	5	384
Cincinnati Financial Corp.	7	262
Citigroup Inc.	18	708
Citizens Inc. - Class A (c) (e)	2	24
City Holdings Co. (e)	—	3
City National Corp.	3	145
Clifton Savings Bancorp Inc.	1	14
CME Group Inc.	—	20
CNA Financial Corp.	2	45
CNB Financial Corp.	1	8
CNO Financial Group Inc.	12	107
CoBiz Financial Inc.	2	13
Cohen & Steers Inc. (e)	1	25
Columbia Banking System Inc.	—	1
Commerce Bancshares Inc.	2	58
Community Bank System Inc.	1	19
Community Trust Bancorp Inc.	1	23
Consolidated-Tomoka Land Co.	—	6
Cowen Group Inc. - Class A (c)	6	13
Credit Acceptance Corp. (c)	1	67
Cullen/Frost Bankers Inc.	2	115
CVB Financial Corp.	5	54
DFC Global Corp. (c) (e)	2	39
Dime Community Bancshares Inc.	1	11
Discover Financial Services	7	274
Donegal Group Inc. - Class A	1	13

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
East West Bancorp Inc.	2	45
eHealth Inc. (c)	1	19
EMC Insurance Group Inc.	1	14
Employer Holdings Inc.	—	4
Endurance Specialty Holdings Ltd.	1	28
Enstar Group Ltd. (c)	1	90
Enterprise Financial Services Corp.	1	10
Epoch Holding Corp.	1	14
Erie Indemnity Co. - Class A	1	97
Everest Re Group Ltd.	2	231
FBL Financial Group Inc. - Class A	1	48
Federal Agricultural Mortgage Corp. - Class C	—	13
Federated Investors Inc. - Class B (e)	5	91
Fidelity National Financial Inc. - Class A	5	118
Fifth Third Bancorp	23	345
Financial Institutions Inc.	1	11
First American Financial Corp.	6	145
First Bancorp Inc. (c)	1	4
First Bancorp Inc.	1	6
First Busey Corp.	3	14
First California Financial Group Inc. (c)	1	10
First Commonwealth Financial Corp.	5	32
First Community Bancshares Inc.	1	13
First Financial Bancorp	1	15
First Financial Bankshares Inc. (e)	1	47
First Financial Corp.	1	18
First Financial Northwest Inc. (c)	1	6
First Interstate BancSystem Inc. - Class A	1	11
First Merchants Corp.	1	19
First Midwest Bancorp Inc.	1	11
First PacTrust Bancorp Inc.	1	6
First Republic Bank	—	—
First South Bancorp Inc. (c)	—	1
FirstMerit Corp. (e)	5	74
Flagstar Bancorp Inc. (c)	—	2
Flushing Financial Corp.	1	22
FNB Corp.	7	78
Forestar Group Inc. (c)	1	21
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	1	176
Gain Capital Holdings Inc.	—	—
GAMCO Investors Inc.	—	11
German American Bancorp Inc.	1	13
GFI Group Inc.	6	18
Glacier Bancorp Inc.	1	15
Global Indemnity Plc (c)	1	16
Goldman Sachs Group Inc.	9	1,097
Great Southern Bancorp Inc.	1	15
Greenhill & Co. Inc. (e)	1	61
Greenlight Capital Re Ltd. - Class A (c)	—	5
Hallmark Financial Services Inc. (c)	1	9
Hancock Holding Co.	1	37
Hanmi Financial Corp. (c)	1	19
Hanover Insurance Group Inc.	—	12
Harris & Harris Group Inc. (c)	—	1
Hartford Financial Services Group Inc.	2	51
Heartland Financial USA Inc. (e)	1	18
Heritage Commerce Corp. (c)	1	8
Heritage Financial Corp.	1	10
HFF Inc. - Class A	—	5
Hilltop Holdings Inc. (c)	3	35
Home Bancshares Inc.	1	43
Home Federal Bancorp Inc.	1	9
Homeowners Choice Inc. (e)	—	8
Horace Mann Educators Corp.	—	8
Hudson City Bancorp Inc.	25	203
Hudson Valley Holding Corp.	1	12
ICG Group Inc. (c)	2	18

	Shares/Par (p)	Value
Independent Bank Corp.	—	3
Interactive Brokers Group Inc.	1	12
IntercontinentalExchange Inc. (c)	2	223
International Bancshares Corp.	2	33
INTL FCStone Inc. (c) (e)	1	16
Invesco Ltd.	14	376
Investment Technology Group Inc. (c)	2	16
Investors Bancorp Inc.	6	105
Investors Title Co.	—	—
Janus Capital Group Inc. (e)	6	51
Jones Lang LaSalle Inc.	2	178
JPMorgan Chase & Co.	44	1,917
Kearny Financial Corp.	2	21
Kemper Corp.	3	89
Kennedy-Wilson Holdings Inc.	2	27
KeyCorp	38	320
Knight Capital Group Inc. - Class A (c) (e)	3	10
Lakeland Bancorp Inc.	1	12
Lakeland Financial Corp.	1	13
Lazard Ltd. - Class A	—	12
Legg Mason Inc.	8	198
Lincoln National Corp.	2	62
Loews Corp.	6	263
LPL Financial Holdings Inc.	1	15
M&T Bank Corp.	5	502
Macatawa Bank Corp. (c)	1	2
Maiden Holdings Ltd.	2	19
MainSource Financial Group Inc.	1	11
Markel Corp. (c)	—	172
MarketAxess Holdings Inc.	—	11
Marlin Business Services Inc.	1	12
Marsh & McLennan Cos. Inc.	8	262
MB Financial Inc.	3	55
MBIA Inc. (c) (e)	11	86
MCG Capital Corp.	4	17
Medallion Financial Corp.	1	9
Mercantile Bank Corp.	—	1
Merchants Bancshares Inc.	—	4
Mercury General Corp.	3	122
Meridian Interstate BanCorp Inc. (c)	1	17
MetLife Inc.	5	161
Metro Bancorp Inc. (c)	—	4
MGIC Investment Corp. (c)	10	27
Montpelier Re Holdings Ltd.	3	66
Moody’s Corp.	4	216
Morgan Stanley	5	98
NASDAQ OMX Group Inc.	7	168
National Financial Partners Corp. (c)	2	35
National Interstate Corp.	—	12
National Penn Bancshares Inc.	8	72
Navigators Group Inc. (c)	—	15
NBT Bancorp Inc.	2	30
Nelnet Inc. - Class A	1	21
Netspend Holdings Inc. (c) (e)	2	29
New York Community Bancorp Inc. (e)	17	220
NewBridge Bancorp (c)	—	—
NewStar Financial Inc. (c)	2	32
Northern Trust Corp.	2	100
Northfield Bancorp Inc.	1	20
Northwest Bancshares Inc.	2	20
NYSE Euronext	3	101
OceanFirst Financial Corp.	1	11
Ocwen Financial Corp. (c)	7	253
Old National Bancorp	2	29
OmniAmerican Bancorp Inc. (c)	1	12
OneBeacon Insurance Group Ltd. - Class A	1	10
Oriental Financial Group Inc. (e)	1	13
Oritani Financial Corp.	1	12

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Pacific Continental Corp.	1	8
Pacific Mercantile BanCorp (c)	—	—
PacWest Bancorp	1	12
Park National Corp. (e)	1	32
PartnerRe Ltd.	3	217
Peapack Gladstone Financial Corp.	—	—
People’s United Financial Inc.	1	12
Peoples Bancorp Inc.	1	10
PHH Corp. (c) (e)	3	74
Pico Holdings Inc. (c)	1	21
Pinnacle Financial Partners Inc. (c)	1	17
Piper Jaffray Cos. (c)	1	29
Platinum Underwriters Holdings Ltd.	2	87
PNC Financial Services Group Inc.	11	612
Portfolio Recovery Associates Inc. (c)	1	86
Preferred Bank (c)	1	9
Primerica Inc.	3	96
Principal Financial Group Inc.	—	11
PrivateBancorp Inc.	1	20
ProAssurance Corp.	3	127
Progressive Corp.	8	175
Prosperity Bancshares Inc.	1	40
Protective Life Corp.	5	131
Provident Financial Services Inc.	3	43
Provident New York Bancorp	2	16
Prudential Financial Inc.	3	133
Radian Group Inc. (e)	6	35
Raymond James Financial Inc.	6	212
Regions Financial Corp.	56	400
Reinsurance Group of America Inc.	4	225
RenaissanceRe Holdings Ltd.	2	154
Renasant Corp.	1	21
Republic Bancorp Inc. - Class A	1	17
Resource America Inc. - Class A	1	6
Rockville Financial Inc.	1	7
Roma Financial Corp.	1	11
S&T Bancorp Inc.	1	24
Safeguard Scientifics Inc. (c)	—	7
Safety Insurance Group Inc.	1	32
Sandy Spring Bancorp Inc.	1	21
SCBT Financial Corp.	1	27
SeaBright Insurance Holdings Inc.	1	11
SEI Investments Co.	1	33
Selective Insurance Group	3	60
Sierra Bancorp	1	7
Signature Bank (c)	—	21
Simmons First National Corp. - Class A	—	8
Simplicity Bancorp Inc.	—	6
SLM Corp.	3	48
Southside Bancshares Inc. (e)	1	21
Southwest Bancorp Inc. (c)	1	10
St. Joe Co. (c) (e)	3	69
State Auto Financial Corp.	2	27
State Street Corp.	1	66
StellarOne Corp.	1	16
Sterling Bancorp	1	12
Stewart Information Services Corp.	1	31
Stifel Financial Corp. (c)	1	34
Sun Bancorp Inc. (c)	4	16
SunTrust Banks Inc.	4	116
Susquehanna Bancshares Inc.	9	94
SVB Financial Group (c)	1	53
SY Bancorp Inc.	1	11
Symetra Financial Corp.	2	24
Synovus Financial Corp. (e)	39	96
T. Rowe Price Group Inc.	4	234
Taylor Capital Group Inc. (c) (e)	1	23
TCF Financial Corp.	—	1

	Shares/Par (p)	Value
TD Ameritrade Holding Corp.	9	156
Tejon Ranch Co. (c)	—	8
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares Inc. (c)	2	81
TFS Financial Corp. (c)	2	18
Thomas Properties Group Inc.	2	12
Tompkins Financial Corp.	—	19
Torchmark Corp.	4	202
TowneBank (e)	1	21
Travelers Cos. Inc.	8	546
Trico Bancshares	1	12
Trustmark Corp.	1	22
U.S. Bancorp	36	1,148
UMB Financial Corp.	2	94
Umpqua Holdings Corp.	5	64
Union First Market Bankshares Corp.	1	17
United Bankshares Inc. (e)	1	27
United Community Banks Inc. (c)	1	12
United Fire Group Inc.	1	26
Universal Insurance Holdings Inc.	2	7
Univest Corp. of Pennsylvania	1	14
Validus Holdings Ltd.	6	203
Valley National Bancorp (e)	1	13
ViewPoint Financial Group	2	38
Virginia Commerce Bancorp Inc. (c)	2	13
Walker & Dunlop Inc. (c)	1	17
Washington Federal Inc.	—	8
Washington Trust Bancorp Inc.	1	18
Webster Financial Corp.	2	33
Wells Fargo & Co.	95	3,249
WesBanco Inc.	1	13
West Bancorp Inc.	1	9
West Coast Bancorp	1	20
Western Alliance Bancorp (c)	4	43
Westfield Financial Inc.	—	1
Wilshire Bancorp Inc. (c)	3	20
Wintrust Financial Corp.	—	17
World Acceptance Corp. (c) (e)	1	52
WR Berkley Corp.	6	211
WSFS Financial Corp.	—	17
XL Group Plc	9	215

		33,709

HEALTH CARE - 12.6%
Abbott Laboratories	21	1,408
Accuray Inc. (c)	1	7
Acorda Therapeutics Inc. (c)	—	5
Agilent Technologies Inc.	—	4
Air Methods Corp. (e)	2	66
Albany Molecular Research Inc. (c)	—	—
Alere Inc. (c)	—	2
Alexion Pharmaceuticals Inc. (c)	3	253
Align Technology Inc. (c)	3	78
Allergan Inc.	4	376
Allscripts-Misys Healthcare Solutions Inc. (c)	1	8
Amedisys Inc. (c)	1	15
Amgen Inc.	11	958
AMN Healthcare Services Inc. (c)	3	30
Amsurg Corp. (c)	1	42
Analogic Corp.	1	48
AngioDynamics Inc. (c)	1	12
Anika Therapeutics Inc. (c)	1	5
Arena Pharmaceuticals Inc. (c) (e)	4	39
Ariad Pharmaceuticals Inc. (c)	4	82
ArthroCare Corp. (c)	1	42
Astex Pharmaceuticals (c)	1	3
athenahealth Inc. (c)	1	73
Atrion Corp.	—	12

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Baxter International Inc.	8	500
Becton Dickinson & Co.	3	211
Bio-Rad Laboratories Inc. - Class A (c)	1	107
Bio-Reference Labs Inc. (c) (e)	2	46
Biogen Idec Inc. (c)	3	455
BioMarin Pharmaceutical Inc. (c)	1	34
BioMimetic Therapeutics Inc. (c)	—	—
BioScrip Inc. (c)	3	29
Boston Scientific Corp. (c)	22	126
Bristol-Myers Squibb Co.	23	750
Brookdale Senior Living Inc. (c)	7	167
Cambrex Corp. (c)	1	15
Cantel Medical Corp.	1	30
Capital Senior Living Corp. (c)	1	23
Cardinal Health Inc.	5	194
CareFusion Corp. (c)	9	252
Celgene Corp. (c)	6	480
Celldex Therapeutics Inc. (c) (e)	2	14
Cerner Corp. (c)	1	54
Charles River Laboratories International Inc. (c)	1	22
Chemed Corp.	1	48
Chindex International Inc. (c)	1	7
CIGNA Corp.	6	295
Community Health Systems Inc.	3	101
Conceptus Inc. (c)	1	21
Conmed Corp.	1	14
Cooper Cos. Inc.	2	192
Corvel Corp. (c)	—	18
Coventry Health Care Inc.	5	243
Covidien Plc	7	385
CR Bard Inc.	1	127
CryoLife Inc.	1	8
Cumberland Pharmaceuticals Inc. (c)	1	4
Cutera Inc. (c)	—	1
Cyberonics Inc. (c)	1	32
Cynosure Inc. - Class A (c)	—	7
DaVita HealthCare Partners Inc. (c)	2	188
Dentsply International Inc.	4	147
DepoMed Inc. (c)	2	13
Edwards Lifesciences Corp. (c)	2	180
Eli Lilly & Co.	14	686
Emergent BioSolutions Inc. (c)	1	8
Emeritus Corp. (c)	2	45
Endocyte Inc. (c) (e)	1	12
Ensign Group Inc.	1	27
Epocrates Inc. (c) (e)	—	4
ExacTech Inc. (c)	1	8
ExamWorks Group Inc. (c)	2	22
Express Scripts Holding Co. (c)	1	30
Five Star Quality Care Inc. (c)	2	11
Forest Laboratories Inc. (c)	10	367
Furiex Pharmaceuticals Inc. (c)	—	6
Future Healthcare of America (c)	—	—
Gentiva Health Services Inc. (c)	1	14
Gilead Sciences Inc. (c)	10	749
Greatbatch Inc. (c)	1	26
GTx Inc. (c)	2	10
Haemonetics Corp. (c)	2	98
Hanger Orthopedic Group Inc. (c)	2	44
Health Management Associates Inc. - Class A (c)	—	1
Health Net Inc. (c)	—	2
HealthSouth Corp. (c)	2	51
Healthways Inc. (c)	1	15
Henry Schein Inc. (c)	3	217
Hill-Rom Holdings Inc.	—	6
HMS Holdings Corp. (c)	—	13
Hologic Inc. (c)	11	216

	Shares/Par (p)	Value
Horizon Pharma Inc. (c) (e)	1	3
Hospira Inc. (c)	6	181
Humana Inc.	2	108
ICU Medical Inc. (c)	1	30
Idexx Laboratories Inc. (c)	1	65
Illumina Inc. (c) (e)	1	36
Incyte Corp. (c) (e)	5	83
Integra LifeSciences Holdings Corp. (c)	1	47
Intuitive Surgical Inc. (c)	—	147
Invacare Corp.	1	23
IPC The Hospitalist Co. Inc. (c)	1	24
Jazz Pharmaceuticals Plc (c)	3	135
Johnson & Johnson	39	2,699
Kindred Healthcare Inc. (c)	3	32
Laboratory Corp. of America Holdings (c)	2	173
Lannett Co. Inc. (c)	1	6
Life Technologies Corp. (c)	8	368
LifePoint Hospitals Inc. (c)	3	105
Masimo Corp.	1	23
McKesson Corp.	3	330
MedAssets Inc. (c)	3	47
Medicines Co. (c)	2	58
Medidata Solutions Inc. (c)	1	21
Medivation Inc. (c)	2	102
MEDNAX Inc. (c)	3	207
Medtronic Inc.	13	525
Merck & Co. Inc.	49	2,018
Merge Healthcare Inc. (c)	—	—
Merit Medical Systems Inc. (c)	2	28
Mettler-Toledo International Inc. (c)	1	97
Molina Healthcare Inc. (c)	2	51
MWI Veterinary Supply Inc. (c)	—	44
Mylan Inc. (c)	1	25
Myriad Genetics Inc. (c)	—	8
National Healthcare Corp.	1	28
National Research Corp.	—	11
Natus Medical Inc. (c)	1	16
NuVasive Inc. (c)	2	33
Obagi Medical Products Inc. (c)	1	10
Omnicare Inc.	6	210
Omnicell Inc. (c)	2	22
Onyx Pharmaceuticals Inc. (c)	2	166
Orexigen Therapeutics Inc. (c) (e)	—	1
Orthofix International NV (c)	—	16
Owens & Minor Inc. (e)	3	95
Palomar Medical Technologies Inc. (c)	1	8
PAREXEL International Corp. (c)	2	59
Patterson Cos. Inc.	4	152
PDI Inc. (c)	1	5
PDL BioPharma Inc. (e)	6	41
Perrigo Co.	1	135
Pfizer Inc.	143	3,574
Quest Diagnostics Inc.	1	83
Quidel Corp. (c) (e)	1	22
Regeneron Pharmaceuticals Inc. (c)	2	257
Repligen Corp. (c)	1	6
ResMed Inc. (e)	4	150
Rigel Pharmaceuticals Inc. (c)	3	17
Rochester Medical Corp. (c)	—	3
RTI Biologics Inc. (c)	3	13
Sangamo Biosciences Inc. (c) (e)	2	11
Santarus Inc. (c)	1	7
Seattle Genetics Inc. (c) (e)	3	77
Select Medical Holdings Corp.	7	61
SIGA Technologies Inc. (c) (e)	1	2
Sirona Dental Systems Inc. (c)	—	28
Solta Medical Inc. (c)	1	2
Spectrum Pharmaceuticals Inc. (e)	2	24

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
St. Jude Medical Inc.	4	157
STERIS Corp.	3	87
Sunrise Senior Living Inc. (c) (e)	2	29
SurModics Inc. (c)	1	18
Symmetry Medical Inc. (c) (e)	2	17
Team Health Holdings Inc. (c)	2	43
Techne Corp.	—	8
Teleflex Inc.	2	169
Tenet Healthcare Corp. (c)	5	171
Thermo Fisher Scientific Inc.	8	478
Thoratec Corp. (c)	—	11
Tornier BV (c)	1	18
TranS1 Inc. (c)	1	2
Triple-S Management Corp. - Class B (c)	1	17
United Therapeutics Corp. (c)	2	128
UnitedHealth Group Inc.	14	759
Universal American Corp.	4	35
Universal Health Services Inc. - Class B	4	184
Utah Medical Products Inc.	—	7
Vascular Solutions Inc. (c)	1	8
VCA Antech Inc. (c)	—	—
Vertex Pharmaceuticals Inc. (c)	4	155
Vical Inc. (c)	—	—
ViroPharma Inc. (c)	3	77
Warner Chilcott Plc - Class A	6	73
Waters Corp. (c)	1	105
Watson Pharmaceuticals Inc. (c)	4	301
WellPoint Inc.	6	394
West Pharmaceutical Services Inc.	2	88
Wright Medical Group Inc. (c) (e)	2	40
XenoPort Inc. (c)	2	12
Young Innovations Inc.	—	12
Zimmer Holdings Inc.	5	327

		28,920

INDUSTRIALS - 12.5%
3M Co.	9	854
A.T. Cross Co. - Class A (c)	1	5
AAON Inc.	1	17
AAR Corp.	1	14
ACCO Brands Corp. (c)	2	17
Aceto Corp.	1	7
Actuant Corp. - Class A	4	103
Acuity Brands Inc.	2	108
AECOM Technology Corp. (c)	1	29
Aegion Corp. (c)	1	22
AeroVironment Inc. (c)	—	10
Air Transport Services Group Inc. (c)	1	5
Alamo Group Inc.	1	20
Alaska Air Group Inc. (c)	4	155
Allegiant Travel Co. (e)	1	66
Alliant Techsystems Inc.	1	37
Allied Motion Technologies Inc.	—	3
Altra Holdings Inc.	1	21
Amerco Inc.	1	127
Ameresco Inc. - Class A (c)	1	5
American Railcar Industries Inc. (e)	1	30
American Reprographics Co. (c)	2	5
American Science & Engineering Inc.	—	20
American Superconductor Corp. (c) (e)	1	3
American Woodmark Corp. (c)	1	17
AMETEK Inc.	—	4
AO Smith Corp.	2	120
Apogee Enterprises Inc.	1	31
Applied Industrial Technologies Inc.	1	60
Armstrong World Industries Inc.	—	6
Asta Funding Inc.	—	3
Atlas Air Worldwide Holdings Inc. (c)	2	70

	Shares/Par (p)	Value
Avery Dennison Corp.	5	184
Avis Budget Group Inc. (c)	6	115
AZZ Inc.	1	38
Barnes Group Inc.	—	7
Barrett Business Services Inc.	—	15
Belden Inc.	—	4
Boeing Co.	10	731
Breeze-Eastern Corp. (c)	—	3
Briggs & Stratton Corp.	1	27
Brink’s Co.	1	20
Builders FirstSource Inc. (c) (e)	4	21
CAI International Inc. (c)	—	7
Carlisle Cos. Inc.	3	147
Cascade Corp.	1	32
Casella Waste Systems Inc. - Class A (c)	1	5
Caterpillar Inc.	6	555
CBIZ Inc. (c) (e)	2	12
CDI Corp.	1	15
Ceco Environmental Corp.	—	4
Celadon Group Inc.	—	4
Chart Industries Inc. (c)	1	80
CIRCOR International Inc.	1	32
CLARCOR Inc.	1	44
CNH Global NV	2	60
Coleman Cable Inc.	1	6
Colfax Corp. (c) (e)	5	194
Comfort Systems USA Inc.	2	19
Con-Way Inc.	2	64
Corporate Executive Board Co.	1	43
Corrections Corp. of America	6	195
Courier Corp.	1	6
Covanta Holding Corp.	5	91
Covenant Transportation Group Inc. - Class A (c)	—	1
CSX Corp.	19	383
Cummins Inc.	2	217
Curtiss-Wright Corp.	—	10
Deere & Co.	6	475
Delta Air Lines Inc. (c)	16	191
Deluxe Corp.	2	71
DigitalGlobe Inc. (c) (e)	2	51
Donaldson Co. Inc.	2	69
Douglas Dynamics Inc.	1	14
Dover Corp.	7	474
Ducommun Inc. (c)	—	8
Dun & Bradstreet Corp.	2	157
DXP Enterprises Inc. (c)	1	25
Dycom Industries Inc. (c)	—	4
Eaton Corp. Plc	3	160
Emerson Electric Co.	10	524
Encore Capital Group Inc. (c)	1	40
Encore Wire Corp.	1	36
EnerNOC Inc. (c)	1	15
EnerSys (c)	2	90
Engility Holdings Inc. (c)	1	12
Ennis Inc.	1	17
EnPro Industries Inc. (c)	1	45
Equifax Inc.	—	5
ESCO Technologies Inc.	1	45
Espey Manufacturing & Electronics Corp.	—	3
Esterline Technologies Corp. (c)	—	23
Expeditors International of Washington Inc.	—	12
Exponent Inc. (c)	1	28
Fastenal Co.	3	131
Federal Signal Corp. (c)	3	21
FedEx Corp.	6	523
Flow International Corp. (c)	1	2
Flowserve Corp.	1	117

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Fluor Corp.	—	23
Fortune Brands Home & Security Inc. (c)	4	118
Forward Air Corp.	—	1
Franklin Covey Co. (c)	1	10
Franklin Electric Co. Inc.	1	62
FTI Consulting Inc. (c)	—	10
Furmanite Corp. (c) (e)	2	8
G&K Services Inc. - Class A	1	27
Gardner Denver Inc.	2	151
GATX Corp.	1	23
GenCorp Inc. (c)	—	—
Generac Holdings Inc.	3	89
General Cable Corp. (c)	1	43
General Dynamics Corp.	6	388
General Electric Co.	190	3,978
Genesee & Wyoming Inc. - Class A (c)	2	137
Geo Group Inc.	3	88
GeoEye Inc. (c)	1	31
Gibraltar Industries Inc. (c)	1	22
Global Power Equipment Group Inc.	—	7
Gorman-Rupp Co.	1	24
GP Strategies Corp. (c)	1	19
Graco Inc.	—	10
GrafTech International Ltd. (c)	4	33
Granite Construction Inc.	1	27
Great Lakes Dredge & Dock Corp.	3	25
Greenbrier Cos. Inc. (c)	—	6
Griffon Corp.	3	32
H&E Equipment Services Inc.	—	6
Hawaiian Holdings Inc. (c)	2	14
Heartland Express Inc.	—	5
HEICO Corp.	—	5
HEICO Corp. - Class A	1	32
Heidrick & Struggles International Inc.	—	5
Herman Miller Inc.	—	4
Hexcel Corp. (c)	4	113
Hill International Inc. (c)	2	6
HNI Corp.	2	48
Honeywell International Inc.	10	629
Houston Wire & Cable Co.	—	2
Hubbell Inc. - Class A	—	8
Hubbell Inc. - Class B	1	70
Hudson Global Inc. (c)	1	3
Huntington Ingalls Industries Inc.	2	91
Huron Consulting Group Inc. (c)	1	29
Hyster-Yale Materials Handling Inc. - Class A	1	29
ICF International Inc. (c)	1	21
IDEX Corp.	4	169
IHS Inc. - Class A (c)	1	115
Illinois Tool Works Inc.	6	347
Ingersoll-Rand Plc	6	302
InnerWorkings Inc. (c) (e)	2	26
Insteel Industries Inc. (e)	1	10
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	—	5
Intersections Inc.	1	6
Iron Mountain Inc.	1	37
Jacobs Engineering Group Inc. (c)	2	85
JetBlue Airways Corp. (c)	6	32
Kansas City Southern	3	250
KAR Auction Services Inc.	4	87
Kelly Services Inc. - Class A	1	11
Kennametal Inc.	1	22
Kforce Inc.	1	19
Kimball International Inc. - Class B (e)	1	14
Kirby Corp. (c)	1	50
Knight Transportation Inc.	—	1
Korn/Ferry International (c)	1	17

	Shares/Par (p)	Value
Kratos Defense & Security Solutions Inc. (c)	1	3
L-3 Communications Holdings Inc.	4	306
Layne Christensen Co. (c)	1	22
LB Foster Co.	—	17
Lennox International Inc.	2	89
LMI Aerospace Inc. (c)	—	4
Lockheed Martin Corp.	4	332
LSI Industries Inc.	1	5
Lydall Inc. (c)	1	11
Manpower Inc.	—	17
Marten Transport Ltd.	1	12
Masco Corp.	7	120
MasTec Inc. (c)	4	95
McGrath RentCorp	1	32
Met-Pro Corp.	1	6
Metalico Inc. (c)	1	2
Michael Baker Corp.	—	10
Middleby Corp. (c)	1	90
Miller Industries Inc.	1	9
Mobile Mini Inc. (c)	1	12
Moog Inc. - Class B (c)	—	8
Mueller Industries Inc.	—	15
Mueller Water Products Inc. - Class A	8	43
Multi-Color Corp.	1	17
MYR Group Inc. (c)	1	21
NACCO Industries Inc. - Class A	1	30
National Presto Industries Inc. (e)	—	21
Nielsen Holdings NV (c)	8	234
NL Industries Inc.	1	10
NN Inc. (c)	—	4
Nordson Corp.	1	44
Norfolk Southern Corp.	6	390
Northrop Grumman Systems Corp.	5	304
Northwest Pipe Co. (c)	—	10
Old Dominion Freight Line Inc. (c)	3	97
On Assignment Inc. (c)	2	32
Orbital Sciences Corp. (c)	—	—
Orion Marine Group Inc. (c)	1	9
Oshkosh Corp. (c)	3	83
Owens Corning Inc. (c)	5	186
Park-Ohio Holdings Corp. (c)	—	9
Parker Hannifin Corp.	3	247
Patrick Industries Inc. (c)	—	7
Pentair Ltd.	6	273
PGT Inc. (c)	—	—
Pike Electric Corp.	2	14
Polypore International Inc. (c) (e)	—	9
Powell Industries Inc. (c)	1	21
PowerSecure International Inc. (c)	—	1
Precision Castparts Corp.	2	284
Preformed Line Products Co.	—	11
Primoris Services Corp.	—	3
Quad/Graphics Inc. - Class A (e)	2	31
Quality Distribution Inc. (c)	—	2
Quanex Building Products Corp.	1	10
Quanta Services Inc. (c)	8	221
Raven Industries Inc.	1	21
RBC Bearings Inc. (c)	—	20
Regal-Beloit Corp.	2	169
Republic Services Inc. - Class A	15	428
Resources Connection Inc.	—	2
Roadrunner Transportation Systems Inc. (c)	1	25
Robbins & Myers Inc.	2	131
Robert Half International Inc.	5	153
Rockwell Automation Inc.	3	227
Rollins Inc.	3	71
Roper Industries Inc.	3	292
RR Donnelley & Sons Co. (e)	9	82

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Rush Enterprises Inc. - Class A (c)	—	5
Ryder System Inc.	1	26
Saia Inc. (c)	1	16
Schawk Inc. - Class A	1	14
SeaCube Container Leasing Ltd.	—	8
Sensata Technologies Holding NV (c)	—	6
Shaw Group Inc. (c)	3	121
SIFCO Industries Inc.	—	2
Simpson Manufacturing Co. Inc.	—	7
SkyWest Inc.	—	4
Snap-On Inc.	2	190
Southwest Airlines Co.	30	304
Spirit Aerosystems Holdings Inc. - Class A (c)	6	104
Standard Parking Corp. (c)	1	11
Standex International Corp.	—	21
Stanley Black & Decker Inc.	7	498
Steelcase Inc. - Class A	4	55
Stericycle Inc. (c)	1	131
Sterling Construction Co. Inc. (c)	—	2
Sun Hydraulics Corp.	—	10
Swift Transporation Co. - Class A (c)	—	—
Sypris Solutions Inc.	—	—
Taser International Inc. (c)	2	21
Team Inc. (c)	—	11
Teledyne Technologies Inc. (c)	1	52
Tennant Co.	1	31
Terex Corp. (c)	2	50
Tetra Tech Inc. (c)	4	93
Textainer Group Holdings Ltd. (e)	2	57
Textron Inc.	4	99
Thermon Group Holdings Inc. (c)	—	1
TransDigm Group Inc.	1	136
TRC Cos. Inc. (c)	1	6
TriMas Corp. (c)	2	42
Trinity Industries Inc.	3	118
Triumph Group Inc.	3	178
Tutor Perini Corp. (c)	1	16
Twin Disc Inc.	1	9
Tyco International Ltd.	8	243
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	51
Union Pacific Corp.	9	1,144
United Parcel Service Inc. - Class B	4	292
United Technologies Corp.	12	957
Universal Forest Products Inc. (e)	1	46
Universal Truckload Services Inc.	1	13
US Airways Group Inc. (c)	4	59
US Ecology Inc.	—	3
USG Corp. (c) (e)	2	57
Valmont Industries Inc.	1	164
Viad Corp.	1	24
Vicor Corp.	1	8
Wabtec Corp.	2	131
Waste Connections Inc.	4	134
Waste Management Inc.	6	194
Watsco Inc.	1	90
Watts Water Technologies Inc. - Class A	1	34
WESCO International Inc. (c)	3	171
Willis Lease Finance Corp. (c)	—	6
WW Grainger Inc.	1	101

		28,784

INFORMATION TECHNOLOGY - 14.8%
3D Systems Corp. (c) (e)	1	72
Accelrys Inc. (c)	3	25
Accenture Plc - Class A	—	7
ACI Worldwide Inc. (c)	1	54
Acme Packet Inc. (c)	—	4

	Shares/Par (p)	Value
Actuate Corp. (c)	4	21
Acxiom Corp. (c)	4	68
Adobe Systems Inc. (c)	7	264
Advanced Energy Industries Inc. (c)	2	28
Advanced Micro Devices Inc. (c) (e)	5	12
Aeroflex Holding Corp. (c) (e)	3	18
Agilysys Inc. (c)	—	1
Akamai Technologies Inc. (c)	—	7
Alliance Data Systems Corp. (c)	1	101
Alpha & Omega Semiconductor Ltd. (c)	1	9
Amdocs Ltd.	1	20
Amkor Technology Inc. (c) (e)	5	19
Amphenol Corp. - Class A	1	84
Analog Devices Inc.	—	4
Anaren Inc. (c)	1	14
Anixter International Inc.	—	9
Ansys Inc. (c)	—	—
AOL Inc.	5	157
Apple Inc.	13	6,829
Applied Materials Inc.	23	267
Applied Micro Circuits Corp. (c)	1	9
Arris Group Inc. (c)	6	88
Arrow Electronics Inc. (c)	—	15
Aspen Technology Inc. (c)	2	45
ATMI Inc. (c)	—	2
Avago Technologies Ltd.	5	146
Aviat Networks Inc. (c)	1	2
Avnet Inc. (c)	—	5
AVX Corp.	5	58
Bel Fuse Inc. - Class B	—	8
Benchmark Electronics Inc. (c)	2	30
Black Box Corp.	—	5
Blucora Inc. (c)	3	46
Booz Allen Hamilton Holding Corp. - Class A (e)	5	68
Bottomline Technologies Inc. (c)	1	23
Broadcom Corp. - Class A	4	120
Broadridge Financial Solutions Inc.	1	21
Brocade Communications Systems Inc. (c)	15	78
CA Inc.	11	233
Cabot Microelectronics Corp.	1	21
CACI International Inc. - Class A (c)	1	38
Cadence Design Systems Inc. (c)	1	11
CalAmp Corp. (c)	1	6
Cardtronics Inc. (c)	1	17
Cascade Microtech Inc. (c)	—	1
Checkpoint Systems Inc. (c)	2	17
Cirrus Logic Inc. (c)	1	30
Cisco Systems Inc.	18	362
Citrix Systems Inc. (c)	3	178
Cognex Corp.	—	15
Cognizant Technology Solutions Corp. - Class A (c)	4	274
Coherent Inc.	1	51
Cohu Inc.	1	11
Communications Systems Inc.	—	4
Computer Sciences Corp.	4	148
Computer Task Group Inc. (c)	1	13
Compuware Corp. (c)	9	99
Concur Technologies Inc. (c) (e)	2	149
Convergys Corp.	6	105
CoreLogic Inc. (c)	5	140
Corning Inc.	8	105
CoStar Group Inc. (c)	1	98
Cray Inc. (c)	1	22
Cree Inc. (c) (e)	1	39
CSG Systems International Inc. (c)	2	29
CTS Corp.	2	16

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Cymer Inc. (c)	1	127
Daktronics Inc.	2	21
Dealertrack Technologies Inc. (c)	2	52
Demand Media Inc. (c) (e)	4	39
Digi International Inc. (c)	1	11
Digimarc Corp.	—	4
Digital River Inc. (c)	1	12
Diodes Inc. (c)	1	16
Dolby Laboratories Inc. - Class A (e)	2	59
DSP Group Inc. (c)	1	6
DST Systems Inc.	2	132
DTS Inc. (c)	—	8
Earthlink Inc.	5	32
eBay Inc. (c)	16	809
Ebix Inc. (e)	1	23
EchoStar Corp. - Class A (c)	1	30
Electro Rent Corp.	1	17
Electronics for Imaging Inc. (c)	2	42
EMC Corp. (c)	28	712
Emcore Corp. (c) (e)	—	1
Emulex Corp. (c)	2	12
Entegris Inc. (c)	5	46
Entropic Communications Inc. (c)	3	13
EPIQ Systems Inc.	2	22
ePlus Inc.	—	18
Equinix Inc. (c)	1	186
Euronet Worldwide Inc. (c)	1	22
Exar Corp. (c)	3	23
ExlService Holdings Inc. (c)	—	7
F5 Networks Inc. (c)	1	117
Fabrinet (c)	1	14
FactSet Research Systems Inc. (e)	1	62
Fair Isaac Corp.	1	31
Fairchild Semiconductor International Inc. (c)	1	16
FEI Co.	2	83
Fidelity National Information Services Inc.	3	115
First Solar Inc. (c) (e)	1	41
Fiserv Inc. (c)	4	300
FleetCor Technologies Inc. (c)	4	194
FLIR Systems Inc.	1	32
FormFactor Inc. (c)	1	5
Forrester Research Inc.	—	13
Fusion-io Inc. (c)	1	30
Gartner Inc. - Class A (c)	2	69
Genpact Ltd.	9	133
Global Cash Access Holdings Inc. (c)	3	22
Global Payments Inc.	—	15
Globalscape Inc. (e)	1	1
Google Inc. - Class A (c)	4	2,506
GSI Group Inc. (c)	—	3
GSI Technology Inc. (c)	1	8
GT Advanced Technologies Inc. (c) (e)	—	1
Hackett Group Inc.	2	8
Harmonic Inc. (c)	6	28
Harris Corp.	3	127
Heartland Payment Systems Inc.	1	21
Hittite Microwave Corp. (c)	1	77
IAC/InterActiveCorp.	1	24
IEC Electronics Corp. (c)	—	3
Imation Corp. (c)	2	8
Immersion Corp. (c)	1	7
Ingram Micro Inc. - Class A (c)	1	8
Insight Enterprises Inc. (c)	1	23
Integrated Silicon Solutions Inc. (c)	1	11
InterDigital Inc. (e)	1	25
Intermec Inc. (c)	2	22
Internap Network Services Corp. (c)	3	17
International Business Machines Corp.	15	2,790

	Shares/Par (p)	Value
Intersil Corp. - Class A	4	32
Intevac Inc. (c)	1	5
IntraLinks Holdings Inc. (c)	3	16
IPG Photonics Corp. (e)	1	37
Itron Inc. (c)	—	13
Ixia (c)	3	47
IXYS Corp.	1	10
j2 Global Inc. (e)	1	25
Jabil Circuit Inc.	2	39
Jack Henry & Associates Inc.	1	27
Juniper Networks Inc. (c)	3	52
Key Tronic Corp. (c)	—	4
KIT Digital Inc. (c) (e)	2	1
KLA-Tencor Corp.	1	33
Kopin Corp. (c)	1	4
KVH Industries Inc. (c)	1	8
Lender Processing Services Inc.	4	86
Limelight Networks Inc. (c) (e)	4	9
LinkedIn Corp. - Class A (c)	1	122
Lionbridge Technologies Inc. (c)	2	9
Liquidity Services Inc. (c)	—	2
Littelfuse Inc.	—	13
LoJack Corp. (c)	1	2
Loral Space & Communications Inc.	1	44
LSI Corp. (c)	7	51
Magnachip Semiconductor Corp. (c)	1	22
Manhattan Associates Inc. (c)	1	30
Mantech International Corp. - Class A	—	—
Market Leader Inc. (c)	1	4
Marvell Technology Group Ltd.	—	3
MasterCard Inc. - Class A	1	442
Mattersight Corp. (c)	—	—
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	1	21
MAXIMUS Inc.	1	89
Measurement Specialties Inc. (c)	1	19
Mentor Graphics Corp. (c)	6	97
Mesa Laboratories Inc.	—	5
Methode Electronics Inc.	2	17
Microchip Technology Inc. (e)	2	75
Micron Technology Inc. (c)	12	76
Microsemi Corp. (c)	4	92
Microsoft Corp.	103	2,757
Mindspeed Technologies Inc. (c) (e)	1	5
MIPS Technologies Inc. (c)	1	8
MKS Instruments Inc.	—	9
MOCON Inc.	—	2
Molex Inc. (e)	4	101
Molex Inc. - Class A	3	67
MoneyGram International Inc. (c)	2	25
Monolithic Power Systems Inc.	1	30
Monotype Imaging Holdings Inc.	1	11
Monster Worldwide Inc. (c) (e)	2	12
Move Inc. (c)	1	6
MTS Systems Corp.	—	10
Nanometrics Inc. (c)	—	6
NAPCO Security Technologies Inc. (c)	1	3
National Instruments Corp.	1	13
NetApp Inc. (c)	—	3
NetGear Inc. (c)	1	50
NetScout Systems Inc. (c)	2	44
NetSuite Inc. (c) (e)	1	87
NeuStar Inc. - Class A (c)	—	8
NIC Inc.	2	25
Nuance Communications Inc. (c)	1	25
Nvidia Corp.	8	92
Omnivision Technologies Inc. (c)	—	6
Oplink Communications Inc. (c)	1	14

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Oracle Corp.	52	1,748
OSI Systems Inc. (c)	1	64
Parametric Technology Corp. (c)	—	2
Park Electrochemical Corp.	1	23
Pericom Semiconductor Corp. (c)	1	6
Photronics Inc. (c)	2	12
Plantronics Inc.	2	59
Plexus Corp. (c)	1	13
PLX Technology Inc. (c)	2	6
PMC - Sierra Inc. (c)	3	13
Polycom Inc. (c)	1	14
Power-One Inc. (c) (e)	7	29
PRG-Schultz International Inc. (c)	1	6
QLogic Corp. (c)	—	—
QUALCOMM Inc.	17	1,037
QuinStreet Inc. (c)	1	3
Rackspace Hosting Inc. (c)	3	193
Rambus Inc. (c) (e)	1	4
RealNetworks Inc. (c)	—	3
Red Hat Inc. (c)	1	69
RF Micro Devices Inc. (c)	3	12
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c)	—	4
Rofin-Sinar Technologies Inc. (c)	1	28
Rogers Corp. (c)	1	35
Rosetta Stone Inc. (c)	1	11
Rovi Corp. (c)	1	15
Rudolph Technologies Inc. (c)	—	4
SAIC Inc.	16	184
Salesforce.com Inc. (c)	1	168
SanDisk Corp. (c)	4	157
Sanmina Corp. (c)	2	27
Sapient Corp. (c)	2	20
SeaChange International Inc. (c)	1	6
Seagate Technology	8	252
Semtech Corp. (c)	1	23
Sigma Designs Inc. (c)	2	8
Silicon Image Inc. (c)	2	7
Silicon Laboratories Inc. (c)	1	25
SolarWinds Inc. (c)	2	89
Solera Holdings Inc.	3	144
Spansion Inc. (c)	3	38
SS&C Technologies Holdings Inc. (c)	4	102
Stamps.com Inc. (c)	—	3
SunPower Corp. (c) (e)	5	26
Super Micro Computer Inc. (c) (e)	—	1
Supertex Inc.	—	9
support.com Inc. (c)	2	8
Sycamore Networks Inc.	—	—
Symantec Corp. (c)	—	6
Symmetricom Inc. (c)	2	11
Synaptics Inc. (c) (e)	—	6
SYNNEX Corp. (c)	1	18
Synopsys Inc. (c)	1	16
Take-Two Interactive Software Inc. (c)	1	13
TE Connectivity Ltd.	8	296
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleNav Inc. (c)	1	8
TeleTech Holdings Inc. (c)	—	4
Tellabs Inc.	12	27
Teradata Corp. (c)	3	200
Teradyne Inc. (c)	10	161
Tessco Technologies Inc.	—	4
Tessera Technologies Inc.	1	13
TNS Inc. (c)	1	12
Total System Services Inc.	4	75
Transact Technologies Inc.	—	1
Trimble Navigation Ltd. (c)	—	6

	Shares/Par (p)	Value
Tyler Technologies Inc. (c)	1	34
Ultimate Software Group Inc. (c)	1	54
Ultra Clean Holdings Inc. (c)	—	1
Ultratech Inc. (c)	1	37
Unisys Corp. (c)	1	14
United Online Inc.	4	24
ValueClick Inc. (c)	1	16
Veeco Instruments Inc. (c) (e)	2	59
VeriSign Inc. (c)	3	120
Viasystems Group Inc. (c)	1	9
Virtusa Corp. (c)	—	5
Visa Inc. - Class A	7	1,076
Vishay Intertechnology Inc. (c)	1	9
VistaPrint NV (c) (e)	1	43
VMware Inc. - Class A (c)	1	56
Volterra Semiconductor Corp. (c)	—	2
Web.com Group Inc. (c)	1	15
Western Digital Corp.	11	460
Western Union Co.	—	4
WEX Inc. (c)	—	8
Xerox Corp.	16	110
Xilinx Inc.	2	73
XO Group Inc. (c)	2	14
Yahoo! Inc. (c)	22	432
Zebra Technologies Corp. - Class A (c)	1	28
Zixit Corp. (c)	1	2
Zygo Corp. (c)	1	9

		34,017

MATERIALS - 4.2%
A. Schulman Inc.	1	40
AEP Industries Inc. (c)	—	12
Air Products & Chemicals Inc.	3	252
Airgas Inc.	2	201
Alcoa Inc.	41	359
Allied Nevada Gold Corp. (c)	3	102
AM Castle & Co. (c) (e)	1	15
AMCOL International Corp.	1	19
American Vanguard Corp.	1	39
Ashland Inc.	3	273
Balchem Corp.	1	40
Ball Corp.	3	137
Bemis Co. Inc.	—	6
Boise Inc.	3	25
Buckeye Technologies Inc.	2	43
Cabot Corp.	—	5
Calgon Carbon Corp. (c)	3	40
Carpenter Technology Corp.	2	108
Century Aluminum Co. (c)	3	30
CF Industries Holdings Inc.	1	264
Chemtura Corp. (c)	5	96
Clearwater Paper Corp. (c)	1	39
Coeur d’Alene Mines Corp. (c)	4	98
Commercial Metals Co.	6	92
Compass Minerals International Inc.	—	30
Crown Holdings Inc. (c)	3	107
Cytec Industries Inc.	3	172
Deltic Timber Corp.	—	28
Domtar Corp.	2	150
Dow Chemical Co.	17	550
E.I. du Pont de Nemours & Co.	13	571
Eagle Materials Inc.	2	105
Ecolab Inc.	4	280
Ferro Corp. (c)	4	17
Flotek Industries Inc. (c)	—	5
FMC Corp.	1	47
Freeport-McMoRan Copper & Gold Inc.	3	104
FutureFuel Corp.	1	12

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Georgia Gulf Corp. (e)	2	77
Globe Specialty Metals Inc.	1	18
Graphic Packaging Holding Co. (c)	16	101
Greif Inc. - Class A	—	13
Greif Inc. - Class B	—	16
Hawkins Inc.	—	12
Haynes International Inc.	—	10
HB Fuller Co.	1	24
Hecla Mining Co.	14	83
Horsehead Holding Corp. (c)	1	6
Huntsman Corp.	1	16
Innophos Holdings Inc.	1	27
Innospec Inc.	—	14
Intrepid Potash Inc.	2	34
Kaiser Aluminum Corp.	1	56
KapStone Paper and Packaging Corp.	3	56
Koppers Holdings Inc.	—	11
Landec Corp. (c)	2	14
Louisiana-Pacific Corp. (c)	8	145
LSB Industries Inc. (c)	—	4
LyondellBasell Industries NV - Class A	2	98
Martin Marietta Materials Inc. (e)	2	179
Materion Corp.	1	23
McEwen Mining Inc. (c) (e)	1	2
MeadWestvaco Corp.	7	217
Mercer International Inc. (c)	2	11
Metals USA Holdings Corp.	2	30
Minerals Technologies Inc.	—	12
Molycorp Inc. (c) (e)	3	26
Monsanto Co.	7	686
Mosaic Co.	—	12
Myers Industries Inc.	1	17
Neenah Paper Inc.	1	14
NewMarket Corp.	—	129
Newmont Mining Corp.	—	2
Nucor Corp.	2	75
Olin Corp.	2	37
OM Group Inc. (c)	2	33
Omnova Solutions Inc. (c)	2	13
P.H. Glatfelter Co.	1	9
Packaging Corp. of America	3	103
Penford Corp. (c)	—	1
PolyOne Corp.	4	90
PPG Industries Inc.	2	257
Praxair Inc.	4	407
Quaker Chemical Corp.	—	22
Reliance Steel & Aluminum Co.	2	119
Resolute Forest Products (c) (e)	2	27
Rock-Tenn Co. - Class A	—	7
Rockwood Holdings Inc.	—	9
Royal Gold Inc.	1	114
RPM International Inc.	6	162
RTI International Metals Inc. (c)	1	19
Scotts Miracle-Gro Co. - Class A	1	44
Sealed Air Corp.	—	8
Sensient Technologies Corp.	—	7
Sherwin-Williams Co.	2	292
Sigma-Aldrich Corp.	2	177
Sonoco Products Co.	4	122
Southern Copper Corp.	1	30
Spartech Corp. (c)	1	12
Steel Dynamics Inc.	4	53
Stepan Co.	1	44
Stillwater Mining Co. (c) (e)	—	5
SunCoke Energy Inc. (c)	2	24
Texas Industries Inc. (c) (e)	1	66
United States Steel Corp. (e)	2	47
Universal Stainless & Alloy Products Inc. (c)	—	11

	Shares/Par (p)	Value
Valspar Corp.	2	106
Vulcan Materials Co.	2	85
Walter Industries Inc.	—	4
Wausau Paper Corp.	2	19
Westlake Chemical Corp. (e)	2	190
Worthington Industries Inc.	4	94
Zep Inc.	1	7
Zoltek Cos. Inc. (c) (e)	—	3

		9,662

TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.	111	3,730
Atlantic Tele-Network Inc.	1	26
Cbeyond Inc. (c)	1	9
CenturyLink Inc.	12	466
Cincinnati Bell Inc. (c)	8	43
Consolidated Communications Holdings Inc. (e)	1	17
Crown Castle International Corp. (c)	4	303
Frontier Communications Corp. (e)	40	169
General Communication Inc. - Class A (c)	2	18
Hawaiian Telcom Holdco Inc. (c)	—	8
IDT Corp. - Class B	1	8
Level 3 Communications Inc. (c)	5	120
MetroPCS Communications Inc. (c)	11	113
NTELOS Holdings Corp.	—	4
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	2	23
Primus Telecommunications Group Inc.	1	7
SBA Communications Corp. (c)	3	185
Shenandoah Telecommunications Co.	1	15
Sprint Nextel Corp. (c)	113	641
Telephone & Data Systems Inc.	2	35
tw telecom inc. (c)	7	166
US Cellular Corp. (c)	—	4
Verizon Communications Inc.	45	1,930
Vonage Holdings Corp. (c)	5	12

		8,052

UTILITIES - 4.1%
AGL Resources Inc.	2	93
Allete Inc.	1	25
Alliant Energy Corp.	2	94
Ameren Corp.	5	154
American Electric Power Co. Inc.	6	272
American States Water Co.	1	53
American Water Works Co. Inc.	3	126
Aqua America Inc.	6	150
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp.	4	133
Avista Corp.	3	63
Black Hills Corp.	1	22
California Water Service Group	—	7
Calpine Corp. (c)	13	236
CenterPoint Energy Inc.	8	162
Chesapeake Utilities Corp.	—	14
Cleco Corp.	3	115
CMS Energy Corp.	5	128
Connecticut Water Services Inc.	—	9
Consolidated Edison Inc.	4	222
Consolidated Water Co. Ltd.	—	1
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	8	414
DTE Energy Co.	4	210
Duke Energy Corp.	10	620
Edison International	4	199
El Paso Electric Co.	1	19
Empire District Electric Co.	—	2

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Entergy Corp.	3	198
Exelon Corp.	12	345
FirstEnergy Corp.	6	238
Genie Energy Ltd. - Class B	1	7
Great Plains Energy Inc.	6	130
Hawaiian Electric Industries Inc.	4	105
IDACORP Inc.	2	100
ITC Holdings Corp.	2	131
Laclede Group Inc.	—	11
MDU Resources Group Inc.	4	74
MGE Energy Inc.	1	41
Middlesex Water Co.	1	10
New Jersey Resources Corp.	1	24
NextEra Energy Inc.	6	401
NiSource Inc.	5	133
Northeast Utilities	5	187
Northwest Natural Gas Co.	—	9
NorthWestern Corp.	1	17
NRG Energy Inc.	11	253
NV Energy Inc.	5	82
Oneok Inc.	5	214
Ormat Technologies Inc. (e)	2	40
Otter Tail Corp.	1	25
Pepco Holdings Inc. (e)	4	84
PG&E Corp.	6	239
Piedmont Natural Gas Co. Inc.	3	100
Pinnacle West Capital Corp.	2	117
PNM Resources Inc.	4	74
Portland General Electric Co.	4	96
PPL Corp.	8	215
Public Service Enterprise Group Inc.	7	211
Questar Corp.	8	154
SCANA Corp.	3	114
Sempra Energy	3	234
SJW Corp.	1	19
South Jersey Industries Inc.	1	25
Southern Co.	12	501
TECO Energy Inc.	5	78
UGI Corp.	6	187
UIL Holdings Corp.	2	82
Unitil Corp.	—	2
UNS Energy Corp.	2	76
Vectren Corp.	4	106
Westar Energy Inc.	5	152
Wisconsin Energy Corp.	4	162
Xcel Energy Inc.	7	179

		9,528

Total Common Stocks (cost $213,507)		229,706

SHORT TERM INVESTMENTS - 3.6%

Investment Company - 0.6%
JNL Money Market Fund, 0.06% (a) (h)	1,382	1,382

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	6,882	6,882

Total Short Term Investments (cost $8,264)		8,264

Total Investments - 103.3% (cost $221,771)		237,970
Other Assets and Liabilities, Net - (3.3%)		(7,703)

Total Net Assets - 100.0%		$230,267

	Shares/Par (p)	Value
JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 18.0%
Bally Technologies Inc. (c)	467	$20,864
BJ’s Restaurants Inc. (c)	352	11,589
Chico’s FAS Inc.	794	14,661
Francesca’s Holdings Corp. (c) (e)	554	14,371
Genesco Inc. (c)	718	39,489
Meritage Homes Corp. (c)	466	17,419
Orient-Express Hotels Ltd. - Class A (c)	932	10,891
Pinnacle Entertainment Inc. (c)	680	10,770
Sally Beauty Holdings Inc. (c)	51	1,209
SHFL Entertainment Inc. (c)	1,415	20,520
Sotheby’s - Class A	277	9,312
Steven Madden Ltd. (c)	317	13,386
Universal Electronics Inc. (c)	459	8,886
Vitamin Shoppe Inc. (c)	467	26,814
WABCO Holdings Inc. (c)	141	9,218

		229,399

CONSUMER STAPLES - 3.1%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	592	11,299
The Fresh Market Inc. (c)	323	15,539
WhiteWave Foods Co. - Class A (c) (e)	792	12,304

		39,142

ENERGY - 8.9%
Dril-Quip Inc. (c)	130	9,464
Geospace Technologies Corp. (c)	452	40,191
Gulfport Energy Corp. (c)	428	16,343
Lufkin Industries Inc.	416	24,165
Oasis Petroleum Inc. (c)	581	18,489
Ocean Rig UDW Inc. (c)	295	4,416

		113,068

FINANCIALS - 6.9%
Cash America International Inc.	295	11,715
Citizens Republic BanCorp Inc. (c)	596	11,305
Duff & Phelps Corp. - Class A	514	8,029
Home Loan Servicing Solutions Ltd.	332	6,274
KKR Financial Holdings LLC	700	7,397
Redwood Trust Inc.	299	5,054
Two Harbors Investment Corp.	1,013	11,228
UMB Financial Corp.	210	9,223
Validus Holdings Ltd.	499	17,264

		87,489

HEALTH CARE - 20.7%
Acorda Therapeutics Inc. (c)	444	11,048
Air Methods Corp. (e)	348	12,844
Ariad Pharmaceuticals Inc. (c)	642	12,323
ArthroCare Corp. (c)	560	19,377
BioMarin Pharmaceutical Inc. (c)	154	7,605
Catamaran Corp. (c)	219	10,328
Centene Corp. (c)	439	18,010
Cooper Cos. Inc.	177	16,363
Halozyme Therapeutics Inc. (c)	1,244	8,349
HeartWare International Inc. (c) (e)	162	13,583
MedAssets Inc. (c)	900	15,095
Onyx Pharmaceuticals Inc. (c)	199	15,063
PAREXEL International Corp. (c)	508	15,028
Salix Pharmaceuticals Ltd. (c)	361	14,607
Seattle Genetics Inc. (c) (e)	297	6,890
Sirona Dental Systems Inc. (c)	358	23,067
Theravance Inc. (c) (e)	480	10,700
Thoratec Corp. (c)	394	14,784

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
United Therapeutics Corp. (c)	358	19,116

		264,180

INDUSTRIALS - 16.5%
Apogee Enterprises Inc.	90	2,159
Atlas Air Worldwide Holdings Inc. (c)	222	9,831
Chart Industries Inc. (c)	94	6,265
Colfax Corp. (c) (e)	290	11,709
General Cable Corp. (c)	327	9,938
Geo Group Inc.	859	24,230
Hexcel Corp. (c)	702	18,930
JetBlue Airways Corp. (c)	2,007	11,460
Landstar System Inc.	229	11,992
Northwest Pipe Co. (c)	340	8,112
Quality Distribution Inc. (c)	741	4,446
Regal-Beloit Corp.	191	13,438
Terex Corp. (c)	621	17,452
Thermon Group Holdings Inc. (c)	405	9,126
Triumph Group Inc.	285	18,618
US Airways Group Inc. (c) (e)	492	6,641
Waste Connections Inc.	510	17,248
Woodward Governor Co.	218	8,295

		209,890

INFORMATION TECHNOLOGY - 18.7%
Cavium Inc. (c) (e)	462	14,428
Coherent Inc.	355	17,981
Compuware Corp. (c)	632	6,870
Concur Technologies Inc. (c) (e)	137	9,246
Cornerstone OnDemand Inc. (c)	447	13,203
Demandware Inc. (c) (e)	224	6,130
EZchip Semiconductor Ltd. (c) (e)	298	9,863
Fortinet Inc. (c)	878	18,493
Fusion-io Inc. (c) (e)	315	7,227
InvenSense Inc. (c) (e)	845	9,391
IPG Photonics Corp. (e)	229	15,279
Monster Worldwide Inc. (c) (e)	3,033	17,044
Nice Systems Ltd. - ADR (c)	467	15,625
QLIK Technologies Inc. (c)	670	14,555
Riverbed Technology Inc. (c)	736	14,516
Teradyne Inc. (c)	909	15,353
TIBCO Software Inc. (c)	433	9,526
Trulia Inc. (c) (e)	538	8,740
Universal Display Corp. (c) (e)	161	4,120
Veeco Instruments Inc. (c) (e)	372	10,994

		238,584

MATERIALS - 6.4%
Georgia Gulf Corp. (e)	379	15,656
Huntsman Corp.	870	13,834
Quaker Chemical Corp.	304	16,390
RTI International Metals Inc. (c)	650	17,907
Texas Industries Inc. (c) (e)	343	17,521

		81,308

Total Common Stocks (cost $1,143,547)		1,263,060

SHORT TERM INVESTMENTS - 11.8%

Investment Company - 1.2%
JNL Money Market Fund, 0.06% (a) (h)	14,816	14,816

	Shares/Par (p)	Value
Securities Lending Collateral - 10.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	134,778	134,778

Total Short Term Investments (cost $149,594)		149,594

Total Investments - 111.0% (cost $1,293,141)		1,412,654
Other Assets and Liabilities, Net - (11.0%)		(139,616)

Total Net Assets - 100.0%		$1,273,038

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 10.5%
Belle International Holdings Ltd.	1,039	$2,298
Focus Media Holding Ltd. - ADR	84	2,157
Genting Malaysia Bhd	2,015	2,352
Hankook Tire Co. Ltd. (c)	42	1,827
Hankook Tire Worldwide Co. Ltd.	6	117
Hyundai Motor Co.	14	2,865
Li & Fung Ltd.	666	1,202
Parkson Retail Group Ltd. (e)	2,798	2,274
Tata Motors Ltd.	272	875

		15,967

CONSUMER STAPLES - 3.8%
E-Mart Co. Ltd.	4	785
Golden Agri-Resources Ltd.	3,309	1,781
Hengan International Group Co. Ltd.	72	653
Salim Ivomas Pratama Tbk PT	9,101	1,089
Wumart Stores Inc. - Class H (e)	665	1,438

		5,746

ENERGY - 5.9%
Banpu PCL	78	1,064
China Shenhua Energy Co. Ltd. - Class H	693	3,102
GS Holdings Corp.	11	755
PetroChina Co. Ltd. - Class H	1,500	2,164
Reliance Industries Ltd.	119	1,842

		8,927

FINANCIALS - 33.5%
AMMB Holdings Bhd	830	1,844
Bangkok Bank PCL	288	1,978
Bangkok Bank PCL - NVDR	169	1,088
Bank Negara Indonesia Persero Tbk PT	7,658	2,951
Bank of China Ltd. - Class H	3,683	1,668
Bank Rakyat Indonesia Persero Tbk PT	2,077	1,506
Bumi Serpong Damai PT	8,540	988
CapitaLand Ltd.	210	646
Cheung Kong Holdings Ltd.	271	4,217
China Construction Bank Corp. - Class H	4,663	3,811
China Merchants Bank Co. Ltd. - Class H	901	2,026
China Pacific Insurance Group Co. Ltd. - Class H	1,083	4,085
Chinatrust Financial Holding Co. Ltd.	2,801	1,666
DBS Group Holdings Ltd.	343	4,216
Federal Bank Ltd.	95	936
Hana Financial Group Inc.	80	2,629
ICICI Bank Ltd.	96	2,003
KB Financial Group Inc.	58	2,073
LIC Housing Finances Ltd.	271	1,450
Longfor Properties Co. Ltd.	955	1,899
Perennial China Retail Trust	2,930	1,363

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Sino Land Co.	1,438	2,633
Standard Chartered Plc	117	3,024
Wharf Holdings Ltd.	44	354

		51,054

HEALTH CARE - 1.3%
Ranbaxy Laboratories Ltd. (c)	211	1,947

INDUSTRIALS - 9.9%
Ashok Leyland Ltd.	1,448	712
Bharat Heavy Electricals Ltd.	303	1,282
China Shipping Development Co. Ltd. - Class H (e)	3,862	2,270
COSCO Pacific Ltd. (e)	1,879	2,725
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	52	1,323
Hutchison Whampoa Ltd.	218	2,310
Hyundai Engineering & Construction Co. Ltd.	24	1,573
Noble Group Ltd.	1,521	1,470
SembCorp Industries Ltd.	203	885
Voltas Ltd.	296	579

		15,129

INFORMATION TECHNOLOGY - 18.1%
AAC Technologies Holdings Inc.	430	1,525
Advanced Semiconductor Engineering Inc.	3,018	2,627
Hon Hai Precision Industry Co. Ltd.	1,407	4,354
Infosys Ltd.	24	1,021
Samsung Electronics Co. Ltd.	8	10,856
Shanda Games Ltd. - ADR - Class A	256	778
Taiwan Semiconductor Manufacturing Co. Ltd.	1,504	5,029
Wistron Corp.	1,335	1,397

		27,587

MATERIALS - 8.0%
China Resources Cement Holdings Ltd. (e)	1,124	755
Formosa Chemicals & Fibre Corp.	819	2,127
Huabao International Holdings Ltd. (e)	3,348	1,676
LG Chem Ltd.	9	2,752
POSCO Inc.	4	1,200
Taiwan Fertilizer Co. Ltd.	760	1,996
Xingda International Holdings Ltd. (e)	3,114	1,633

		12,139

TELECOMMUNICATION SERVICES - 4.2%
China Mobile Ltd.	216	2,536
China Unicom Hong Kong Ltd.	706	1,148
Philippine Long Distance Telephone Co.	31	1,899
XL Axiata Tbk PT	1,430	848

		6,431

UTILITIES - 2.6%
China Resources Power Holdings Co. Ltd.	758	1,953
Korea Electric Power Corp. (c)	72	2,055

		4,008

Total Common Stocks (cost $141,713)		148,935

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.6%
Hyundai Motor Co.	14	1,005

Total Preferred Stocks (cost $861)		1,005

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 2.1%
JNL Money Market Fund, 0.06% (a) (h)	3,168	3,168

	Shares/Par (p)	Value
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	3,622	3,622

Total Short Term Investments (cost $6,790)		6,790

Total Investments - 102.9% (cost $149,364)		156,730
Other Assets and Liabilities, Net - (2.9%)		(4,391)

Total Net Assets - 100.0%		$152,339

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 12.6%
Comcast Corp. - Special Class A	360	$12,949
Compagnie Generale des Etablissements Michelin	88	8,408
Kingfisher Plc	1,317	6,154
Marks & Spencer Group Plc	504	3,165
Mazda Motor Corp. (c)	1,229	2,522
News Corp. - Class A	238	6,077
Nissan Motor Co. Ltd.	441	4,186
Persimmon Plc	175	2,302
Reed Elsevier NV	180	2,671
Target Corp.	46	2,740
Time Warner Cable Inc.	76	7,420
Time Warner Inc.	140	6,690
Toyota Motor Corp.	148	6,925
Viacom Inc. - Class B	113	5,958
Walt Disney Co.	91	4,538

		82,705

CONSUMER STAPLES - 2.1%
CVS Caremark Corp.	152	7,359
Tesco Plc	1,191	6,561

		13,920

ENERGY - 11.8%
Baker Hughes Inc.	188	7,679
BP Plc	857	5,961
Chesapeake Energy Corp. (e)	342	5,688
Chevron Corp.	51	5,470
ENI SpA	211	5,178
Galp Energia SGPS SA	356	5,520
Gazprom OAO - ADR	386	3,728
Halliburton Co.	255	8,828
Noble Corp.	156	5,429
Petroleo Brasileiro SA - ADR	61	1,171
Royal Dutch Shell Plc	3	100
Royal Dutch Shell Plc - Class B	201	7,163
SBM Offshore NV (c)	50	711
Talisman Energy Inc.	784	8,863
Total SA	116	6,058

		77,547

FINANCIALS - 21.9%
American Express Co.	101	5,804
American International Group Inc. (c)	87	3,077
Aviva Plc	1,294	8,006
AXA SA	435	7,804
Bank of New York Mellon Corp.	68	1,751
BNP Paribas	167	9,535
Cheung Kong Holdings Ltd.	223	3,470
Citigroup Inc.	257	10,164
Credit Agricole SA (c)	724	5,893
Credit Suisse Group AG (e)	332	8,110

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
DBS Group Holdings Ltd.	322	3,953
HSBC Holdings Plc	548	5,810
ICICI Bank Ltd. - ADR	66	2,899
ING Groep NV - CVA (c)	1,055	10,021
Intesa Sanpaolo SpA	3,247	5,615
JPMorgan Chase & Co.	140	6,156
KB Financial Group Inc. - ADR	186	6,687
Morgan Stanley	399	7,623
Muenchener Rueckversicherungs AG	31	5,667
SunTrust Banks Inc.	106	3,015
Swire Pacific Ltd. (e)	115	1,432
Swire Properties Ltd.	80	270
Swiss Re AG	102	7,411
UBS AG (e)	412	6,452
UniCredit SpA (c)	1,596	7,860

		144,485

HEALTH CARE - 13.7%
Abbott Laboratories	54	3,530
Amgen Inc.	152	13,087
Elan Corp. Plc - ADR (c)	101	1,031
Forest Laboratories Inc. (c)	66	2,348
GlaxoSmithKline Plc	371	8,083
Lonza Group AG (e)	25	1,379
Medtronic Inc.	212	8,703
Merck & Co. Inc.	200	8,186
Merck KGaA	56	7,429
Pfizer Inc.	435	10,906
Prothena Corp. Plc (c) (e)	2	14
Quest Diagnostics Inc.	65	3,790
Roche Holding AG	48	9,729
Sanofi SA	124	11,766

		89,981

INDUSTRIALS - 12.4%
Adecco SA (e)	23	1,207
Alstom SA	188	7,589
BAE Systems Plc	382	2,125
Carillion Plc	127	661
Deutsche Lufthansa AG	631	11,920
Dongfang Electric Corp. Ltd. - Class H (e)	681	1,403
FedEx Corp.	49	4,475
General Electric Co.	223	4,673
Hays Plc	629	855
International Consolidated Airlines Group SA (c)	3,258	9,881
ITOCHU Corp.	133	1,400
Koninklijke Philips Electronics NV	286	7,572
Navistar International Corp. (c) (e)	214	4,656
Randstad Holding NV	245	9,083
Rentokil Initial Plc	686	1,081
Siemens AG	65	7,142
United Parcel Service Inc. - Class B	79	5,844

		81,567

INFORMATION TECHNOLOGY - 11.8%
Brocade Communications Systems Inc. (c)	449	2,391
Cisco Systems Inc.	498	9,793
Dell Inc.	335	3,393
Flextronics International Ltd. (c)	258	1,603
Hewlett-Packard Co.	367	5,228
Konica Minolta Holdings Inc.	154	1,108
Microsoft Corp.	359	9,595
Nintendo Co. Ltd.	24	2,595
Oracle Corp.	147	4,893
Samsung Electronics Co. Ltd. - GDR (q)	17	12,332
Samsung Electronics Co. Ltd. - GDR	2	1,629
SAP AG	92	7,379

	Shares/Par (p)	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	339	5,817
TE Connectivity Ltd.	95	3,536
Telefonaktiebolaget LM Ericsson - Class B	632	6,386

		77,678

MATERIALS - 3.1%
Akzo Nobel NV	108	7,177
CRH Plc	451	9,175
POSCO Inc. - ADR	34	2,828
Vale SA - ADR	59	1,192

		20,372

TELECOMMUNICATION SERVICES - 7.9%
China Mobile Ltd.	293	3,442
China Telecom Corp. Ltd. - ADR - Class H (e)	63	3,592
France Telecom SA	262	2,909
Singapore Telecommunications Ltd.	2,869	7,807
Sprint Nextel Corp. (c)	1,546	8,765
Telefonica SA	163	2,202
Telekom Austria AG	160	1,213
Turkcell Iletisim Hizmetleri A/S - ADR (c)	432	6,967
Vivendi SA	224	5,071
Vodafone Group Plc	4,069	10,243

		52,211

Total Common Stocks (cost $619,050)		640,466

SHORT TERM INVESTMENTS - 6.4%

Investment Company - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	18,281	18,281

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	23,637	23 ,637

Total Short Term Investments (cost $41,918)		41,918

Total Investments - 103.7% (cost $660,968)		682,384
Other Assets and Liabilities, Net - (3.7%)		(24,246)

Total Net Assets - 100.0%		$658,138

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 12.4%

CONSUMER DISCRETIONARY - 2.4%
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	$600	$643
Caesars Operating Escrow LLC
9.00%, 02/15/20 (e) (r)	1,000	1,000
9.00%, 02/15/20 (r)	100	100
CCO Holdings LLC, 8.13%, 04/30/20	600	672
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,428
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (e)	300	302
6.50%, 11/15/22 (r)	1,000	1,038
DISH DBS Corp.
5.88%, 07/15/22	900	968
5.00%, 03/15/23 (r)	700	700
Echostar DBS Corp., 7.13%, 02/01/16	400	448
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,584
9.50%, 03/01/18 (r), EUR	3,400	4,331
Jarden Corp., 6.13%, 11/15/22	400	432

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
MGM Resorts International
7.50%, 06/01/16	500	536
7.75%, 03/15/22	1,300	1,391
Michaels Stores Inc., 7.75%, 11/01/18	1,200	1,317
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e) (r)	1,400	1,424
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	432
7.75%, 04/01/22 (e)	1,100	1,171
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,114
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	520
6.75%, 09/15/22 (r)	1,200	1,239
Visant Corp., 10.00%, 10/01/17 (e)	1,200	1,077

		23,867

CONSUMER STAPLES - 0.5%
Del Monte Corp., 7.63%, 02/15/19 (e)	1,500	1,564
JBS USA LLC, 8.25%, 02/01/20 (e) (r)	1,100	1,166
Pinnacle Foods Finance LLC
9.25%, 04/01/15	102	104
8.25%, 09/01/17	300	319
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	1,800	1,872

		5,025

ENERGY - 2.2%
Antero Resources Finance Corp., 7.25%, 08/01/19 (e)	700	763
Chaparral Energy Inc.
8.25%, 09/01/21 (e)	900	976
7.63%, 11/15/22 (e)	600	630
Chesapeake Energy Corp.
6.63%, 08/15/20 (e)	1,000	1,072
6.13%, 02/15/21 (e)	500	519
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	400	428
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	104
Crosstex Energy LP, 8.88%, 02/15/18	1,300	1,404
El Paso LLC, 7.00%, 06/15/17	400	457
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	400	462
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	685
7.75%, 06/15/19	800	874
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	1,800	1,881
Linn Energy LLC
6.25%, 11/01/19 (r)	500	503
7.75%, 02/01/21	1,200	1,278
Offshore Group Investment Ltd., 7.50%, 11/01/19 (r)	1,300	1,313
PBF Holding Co. LLC, 8.25%, 02/15/20 (e) (r)	1,300	1,401
Plains Exploration & Production Co.
6.13%, 06/15/19	100	109
6.63%, 05/01/21	1,600	1,762
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	1,600	1,424
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	1,200	1,269
SandRidge Energy Inc.
8.00%, 06/01/18 (r)	1,500	1,590
7.50%, 02/15/23	400	428

		21,332

	Shares/Par (p)	Value
FINANCIALS - 2.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	1,600	1,504
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (e) (r)	4,800	5,352
7.75%, 04/28/21 (e) (r)	5,750	6,368
Ally Financial Inc.
8.00%, 12/31/18 (e)	500	585
7.50%, 09/15/20	900	1,087
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	595
CIT Group Inc.
6.63%, 04/01/18 (r)	500	565
5.38%, 05/15/20 (e)	100	109
5.00%, 08/15/22	1,000	1,066
E*TRADE Financial Corp., 6.38%, 11/15/19 (e)	700	718
Export-Import Bank of Korea, 1.45%, 05/19/14 (r), SEK	5,450	839
Ford Motor Credit Co. LLC, 5.88%, 08/02/21 (e)	400	466
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	477
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	900	895
Royal Bank of Scotland Group Plc, 6.13%, 12/15/22 (e)	600	633
Royal Bank of Scotland Plc, 6.93%, 04/09/18, EUR	600	894

		22,153

HEALTH CARE - 0.5%
Community Health Systems Inc.
8.00%, 11/15/19	500	541
7.13%, 07/15/20	1,300	1,388
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	300	316
HCA Holdings Inc., 7.75%, 05/15/21 (e)	500	542
HCA Inc.
7.50%, 02/15/22 (e)	400	458
5.88%, 03/15/22	900	979
Hologic Inc., 6.25%, 08/01/20 (r)	200	216

		4,440

INDUSTRIALS - 1.0%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,345
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	100	99
11.50%, 04/01/18 (e) (r)	1,600	1,336
CHC Helicopter SA, 9.25%, 10/15/20 (e)	1,600	1,684
Emergency Medical Services Corp., 8.13%, 06/01/19 (e)	700	769
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	1,000	1,050
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	449
Navistar International Corp., 8.25%, 11/01/21 (e)	400	386
Terex Corp., 6.00%, 05/15/21	600	632
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,800	1,993

		9,743

INFORMATION TECHNOLOGY - 0.7%
CDW LLC, 8.50%, 04/01/19 (e)	1,500	1,624
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,800	1,971
First Data Corp.
8.25%, 01/15/21 (r)	600	600
12.63%, 01/15/21 (e)	1,100	1,158
Freescale Semiconductor Inc., 8.05%, 02/01/20 (e)	1,900	1,890

		7,243

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
MATERIALS - 1.4%
ArcelorMittal, 6.00%, 03/01/21 (e) (l)	500	499
Cemex SAB de CV, 9.00%, 01/11/18 (r)	5,600	6,062
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (r)	400	408
6.88%, 02/01/18 (r)	1,400	1,445
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	1,600	1,592
Inmet Mining Corp.
8.75%, 06/01/20 (e) (r)	1,700	1,857
7.50%, 06/01/21 (e) (r)	100	104
Novelis Inc.
8.38%, 12/15/17 (e)	200	221
8.75%, 12/15/20 (e)	1,300	1,449

		13,637

TELECOMMUNICATION SERVICES - 1.0%
Cricket Communications Inc., 7.75%, 10/15/20	1,700	1,734
Digicel Group Ltd., 8.25%, 09/30/20 (e) (r)	600	660
Frontier Communications Corp.
8.50%, 04/15/20	100	115
8.75%, 04/15/22 (e)	700	812
7.13%, 01/15/23	1,000	1,060
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,800	1,984
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	900	1,112
7.00%, 03/01/20 (e) (r)	100	116
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,732
West Corp., 7.88%, 01/15/19	500	518

		9,843

UTILITIES - 0.4%
Calpine Corp.
7.88%, 07/31/20 (r)	500	561
7.88%, 01/15/23 (r)	540	610
7.88%, 01/15/23 (q)	90	102
InterGen NV, 9.00%, 06/30/17 (r)	1,700	1,522
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	1,600	1,252

		4,047

Total Corporate Bonds and Notes (cost $115,788)		121,330

GOVERNMENT AND AGENCY OBLIGATIONS - 63.3%

GOVERNMENT SECURITIES - 63.3%

Sovereign - 62.2%
Bank Negara Malaysia Monetary Notes, 0.92%, 05/23/13, MYR	430	139
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	97
Ghana Government Bond
19.00%, 01/14/13, GHS	6,000	3,148
14.99%, 02/23/15, GHS	5,520	2,624
24.00%, 05/25/15, GHS	15,707	8,766
21.00%, 10/26/15, GHS	19,870	10,507
23.00%, 08/21/17, GHS	2,440	1,378
Hungary Government Bond, 6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	19,808
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,501
5.75%, 06/11/18, EUR	5,500	7,490
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,938
5.88%, 05/11/22 (r)	2,800	3,126
Ireland Government Bond
5.50%, 10/18/17, EUR	2,013	2,902

	Shares/Par (p)	Value
5.90%, 10/18/19 (e), EUR	2,193	3,166
4.50%, 04/18/20, EUR	2,496	3,295
5.00%, 10/18/20, EUR	11,512	15,581
5.40%, 03/13/25, EUR	23,632	31,705
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	10,638
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,513
Korea Monetary Stabilization Bond
3.90%, 08/02/13, KRW	43,550,000	40,945
2.82%, 08/02/14, KRW	2,289,500	2,139
2.78%, 10/02/14, KRW	35,131,000	32,793
2.84%, 12/02/14, KRW	3,227,760	3,016
Korea Treasury Bond
3.75%, 06/10/13, KRW	27,500,000	25,795
3.00%, 12/10/13, KRW	23,200,000	21,714
3.25%, 12/10/14, KRW	763,200	719
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,974
Malaysia Government Bond
3.70%, 02/25/13, MYR	51,850	16,971
3.46%, 07/31/13, MYR	58,800	19,273
3.43%, 08/15/14, MYR	120,300	39,583
Mexican Bonos
9.00%, 06/20/13, MXN	190,041	15,004
8.00%, 12/19/13, MXN	92,630	7,396
7.00%, 06/19/14, MXN	6,302	503
9.50%, 12/18/14, MXN	233,270	19,642
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	17,446
7.00%, 01/27/16, PHP	2,100	57
9.13%, 09/04/16, PHP	1,120	33
Poland Government Bond
1.25%, 07/25/13, PLN	35,000	11,116
5.00%, 10/24/13, PLN	42,400	13,906
5.75%, 04/25/14, PLN	48,000	16,023
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (r)	4,500	5,142
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,144
7.25%, 09/28/21 (r)	10,700	12,305
Serbia Treasury Bond
10.00%, 04/27/15 - 11/08/17, RSD	849,000	9,131
10.18%, 04/27/15, RSD	129,100	1,413
Singapore Government Bond
1.63%, 04/01/13, SGD	16,370	13,444
0.25%, 02/01/14, SGD	26,000	21,281
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	230
8.00%, 06/01/16, LKR	473,000	3,303
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,684
Sweden Government Bond
1.50%, 08/30/13, SEK	19,010	2,940
6.75%, 05/05/14, SEK	149,920	24,879
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	576
6.58%, 11/21/16 (r)	696	695
9.25%, 07/24/17 (r)	8,610	9,342
6.75%, 11/14/17 (e) (r)	7,360	7,286
7.75%, 09/23/20 (r)	1,157	1,189
7.95%, 02/23/21 (r)	9,300	9,625
7.80%, 11/28/22 (r)	1,470	1,476
Uruguay Notas del Tesoro
9.00%, 01/27/14 - 01/27/14, UYU	92,885	4,828
9.75%, 06/14/14, UYU	29,960	1,562
10.50%, 03/21/15, UYU	148,560	7,935
10.25%, 08/22/15, UYU	48,962	2,553

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
9.50%, 01/27/16, UYU	172,760	9,052

		608,385

Treasury Inflation Index Securities - 1.1%
Mexican Government Inflation Indexed Bond
4.50%, 12/18/14 (s), MXN	2,505	207
5.00%, 06/16/16 (s), MXN	6,430	561
3.50%, 12/14/17 (s), MXN	6,732	578
4.00%, 06/13/19 (s), MXN	4,694	426
2.50%, 12/10/20 (s), MXN	3,729	314
Uruguay Government International Inflation Index Bond
2.25%, 08/23/17 (s), UYU	19,960	1,045
4.00%, 06/10/20 - 05/25/25 (s), UYU	53,844	3,187
2.50%, 09/27/22 (f) (s), UYU	7,901	414
4.38%, 12/15/28 (s), UYU	61,305	3,809

		10,541

Total Government and Agency Obligations (cost $583,656)		618,926

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (e) (r) (u)	1,700	1,781

Total Other Equity Interests (cost $1,586)		1,781

SHORT TERM INVESTMENTS - 25.6%

Investment Company - 15.6%
JNL Money Market Fund, 0.06% (a) (h)	153,039	153,039

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	50,931	50,931

Treasury Securities - 4.8%
Bank Negara Malaysia Monetary Notes
1.21%, 03/12/13, MYR	6,150	2,000
0.98%, 03/14/13, MYR	2,610	848
0.92%, 09/26/13, MYR	24,610	7,872
Philippine Treasury Bill, 0.01%, 12/11/13, PHP	5,910	143
Serbia Treasury Bill
0.15%, 12/12/13, RSD	72,600	762
0.13%, 03/13/14, RSD	28,100	286
Sweden Treasury Bill
0.13%, 03/20/13, SEK	11,540	1,770
0.15%, 06/19/13, SEK	11,630	1,781
Uruguay Treasury Bill
0.46%, 01/02/13, UYU	3,400	177
0.45%, 01/23/13, UYU	6,257	324
0.37%, 03/22/13, UYU	31,650	1,616
0.39%, 04/26/13, UYU	86,719	4,387
0.40%, 05/09/13, UYU	2,030	102
0.40%, 05/31/13, UYU	17,610	882
0.44%, 05/31/13, UYU	4,520	227
0.40%, 06/27/13, UYU	3,040	151
0.43%, 07/05/13, UYU	50,659	2,515
0.44%, 08/09/13, UYU	22,259	1,095
0.46%, 08/15/13, UYU	2,710	133
0.40%, 09/09/13, UYU	385,223	18,802
0.45%, 07/24/14, UYU	19,230	865

		46,738

Total Short Term Investments (cost $248,341)		250,708

Total Investments - 101.5% (cost $949,371)		992,745
Other Assets and Liabilities, Net - (1.5%)		(15,007)

Total Net Assets - 100.0%		$977,738

	Shares/Par (p)	Value
JNL/Franklin Templeton Income Fund

COMMON STOCKS - 45.7%

CONSUMER DISCRETIONARY - 0.7%
Comcast Corp. - Class A	150	$5,607
Dex One Corp. (c) (e)	106	168
Motors Liquidation Co. GUC Trust (c)	3	54
Target Corp.	100	5,935

		11,764

CONSUMER STAPLES - 1.0%
Diageo Plc	150	4,369
PepsiCo Inc.	110	7,507
Safeway Inc. (e)	289	5,224

		17,100

ENERGY - 7.8%
Alpha Natural Resources Inc. (c)	75	731
Anadarko Petroleum Corp.	80	5,945
BP Plc - ADR	350	14,574
Callon Petroleum Co. (c)	75	353
Canadian Oil Sands Ltd.	563	11,424
Chesapeake Energy Corp. (e)	190	3,158
Chevron Corp.	126	13,615
ConocoPhillips	200	11,598
Devon Energy Corp.	75	3,903
Exxon Mobil Corp.	170	14,713
Halliburton Co.	304	10,553
Peabody Energy Corp.	185	4,920
Royal Dutch Shell Plc - ADR	256	17,679
Schlumberger Ltd.	50	3,464
Spectra Energy Corp.	140	3,822
Total SA - ADR (e)	100	5,201
Weatherford International Ltd. (c)	125	1,399

		127,052

FINANCIALS - 6.6%
Bank of America Corp.	1,942	22,532
Barclays Plc	500	2,172
BlackRock Inc.	44	9,137
Commonwealth Bank of Australia	82	5,327
HSBC Holdings Plc	750	7,948
JPMorgan Chase & Co.	443	19,479
M&T Bank Corp.	60	5,908
MetLife Inc.	47	1,534
QBE Insurance Group Ltd. (e)	200	2,292
Wells Fargo & Co.	825	28,181
Westfield Retail Trust	813	2,564

		107,074

HEALTH CARE - 5.4%
Johnson & Johnson	275	19,278
Merck & Co. Inc.	607	24,842
Pfizer Inc.	500	12,540
Roche Holding AG	96	19,308
Sanofi SA - ADR	250	11,845

		87,813

INDUSTRIALS - 2.5%
Caterpillar Inc.	31	2,804
General Electric Co.	933	19,588
Republic Services Inc. - Class A	250	7,333
Rockwell Automation Inc.	22	1,881
Waste Management Inc.	245	8,273

		39,879

INFORMATION TECHNOLOGY - 1.9%
Broadcom Corp. - Class A	45	1,494
Cisco Systems Inc.	165	3,242

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Corning Inc.	100	1,262
Intel Corp.	699	14,425
Microsoft Corp.	120	3,208
Oracle Corp.	51	1,699
Texas Instruments Inc.	157	4,870

		30,200

MATERIALS - 6.0%
AngloGold Ashanti Ltd. - ADR (e)	60	1,882
Barrick Gold Corp.	150	5,252
BHP Billiton Plc	384	13,538
Dow Chemical Co.	678	21,926
E.I. du Pont de Nemours & Co.	253	11,382
Freeport-McMoRan Copper & Gold Inc.	100	3,420
Goldcorp Inc.	67	2,459
LyondellBasell Industries NV - Class A	270	15,414
Newmont Mining Corp.	169	7,867
Nucor Corp.	100	4,318
Rio Tinto Plc - ADR (e)	165	9,602

		97,060

TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	500	16,855
CenturyLink Inc.	70	2,738
France Telecom SA	83	916
Frontier Communications Corp. (e)	100	428
SK Telecom Co. Ltd. - ADR (e)	79	1,249
Telstra Corp. Ltd.	900	4,101
Vivendi SA	155	3,506
Vodafone Group Plc	3,000	7,552

		37,345

UTILITIES - 11.5%
AGL Resources Inc.	100	3,997
American Electric Power Co. Inc.	250	10,670
Dominion Resources Inc.	250	12,960
Duke Energy Corp.	307	19,618
Dynegy Inc. (c) (e)	473	9,040
Entergy Corp.	150	9,563
Exelon Corp.	460	13,680
FirstEnergy Corp.	250	10,440
NextEra Energy Inc.	185	12,830
Pepco Holdings Inc. (e)	200	3,922
PG&E Corp.	400	16,072
Pinnacle West Capital Corp.	100	5,098
PPL Corp.	404	11,558
Public Service Enterprise Group Inc.	300	9,180
Sempra Energy	175	12,414
Southern Co.	300	12,843
TECO Energy Inc.	200	3,352
Xcel Energy Inc.	350	9,349

		186,586

Total Common Stocks (cost $716,652)		741,873

PREFERRED STOCKS - 3.8%

CONSUMER DISCRETIONARY - 0.2%
General Motors Co., 4.75%	55	2,427

ENERGY - 0.7%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	3,997
Sanchez Energy Corp., Convertible Preferred, 4.88% (m) (r)	50	2,462
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,131

		11,590

	Shares/Par (p)	Value
FINANCIALS - 2.6%
Ally Financial Inc. - Series G-7, 7.00%, (callable at 1,000 beginning 02/06/13) (m) (r)	2	1,813
Bank of America Corp. - Series L, 7.25% (m)	12	13,472
Barclays Bank Plc, 12.50% (r)	300	2,811
Credit Suisse AG Equity Linked Note (Corning Inc.), 9.00%, 10/18/13	250	3,145
Deutsche Bank AG Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.), 10.00%, 11/05/13 (r)	150	5,364
Federal Home Loan Mortgage Corp. - Series Z, 8.38%, (callable at 25 beginning 12/31/17) (c) (d) (m)	186	325
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 02/08/13) (c) (d) (m)	—	186
Federal National Mortgage Association - Series Q, 6.75%, (callable at 25 beginning 02/08/13) (c) (d) (m)	100	155
Federal National Mortgage Association - Series R, 7.63%, (callable at 25 beginning 02/08/13) (c) (d) (m)	143	221
Federal National Mortgage Association - Series S, 8.25%, (callable at 25 beginning 12/31/15) (c) (d) (m)	65	108
FelCor Lodging Trust Inc. - Series A, 1.95% (m)	60	1,456
MetLife Inc., 5.00%, 09/11/13	66	2,935
Wells Fargo & Co. - Series L, 7.50% (m)	9	10,413

		42,404

MATERIALS - 0.1%
AngloGold Ashanti Ltd., 6.00%	55	2,056

UTILITIES - 0.2%
NextEra Energy Inc., 5.89%	48	2,393

Total Preferred Stocks (cost $70,805)		60,870

WARRANTS - 0.0%
Dynegy Inc. (c)	33	41
General Motors Co. (c)	9	181
General Motors Co. (c)	9	116

Total Warrants (cost $1,821)		338

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Banc of America Large Loan Inc. REMIC, 2.51%, 11/15/15 (i) (r)	$6,866	6,852

Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,605)		6,852

CORPORATE BONDS AND NOTES - 45.5%

CONSUMER DISCRETIONARY – 8.9%
Academy Ltd., 9.25%, 08/01/19 (r)	1,800	1,998
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,166
7.75%, 04/15/18	3,000	3,338
8.00%, 04/15/20 (e)	2,700	3,041
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	750	803
8.50%, 02/15/20 (e) (r)	3,000	2,978
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	3,000	3,000
9.00%, 02/15/20 (r)	1,600	1,600
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,885

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
6.50%, 04/30/21 (e)	3,000	3,236
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,540
8.25%, 06/15/21 (e)	6,400	7,040
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,308	7,452
CityCenter Holdings LLC
7.63%, 01/15/16 (e)	2,000	2,140
10.75%, 01/15/17 (e)	2,361	2,561
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	755
9.00%, 12/15/19 (e) (r)	2,356	2,156
9.00%, 03/01/21 (e)	16,000	14,280
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (e)	625	623
7.63%, 03/15/20 (e)	4,375	4,408
ClubCorp Club Operations Inc., 10.00%, 12/01/18	5,000	5,562
CSC Holdings LLC, 6.75%, 11/15/21 (e) (r)	7,400	8,205
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	1,900	1,867
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,524
HD Supply Inc., 8.13%, 04/15/19 (r)	2,000	2,280
HD Supply Inc. Term Loan, 7.25%, 10/05/17 (i)	4,975	5,101
KB Home
6.25%, 06/15/15 (e)	1,300	1,381
7.50%, 09/15/22	2,000	2,180
Landry’s Inc., 9.38%, 05/01/20 (e) (r)	4,000	4,220
Landry’s Inc. Term Loan B, 6.50%, 04/19/18 (i)	4,963	5,010
MGM Resorts International
10.00%, 11/01/16	3,000	3,473
8.63%, 02/01/19 (r)	2,200	2,453
6.75%, 10/01/20 (r)	800	817
Shea Homes LP, 8.63%, 05/15/19	3,900	4,309
Unitymedia Hessen GmbH & Co. KG
8.13%, 12/01/17, EUR	2,750	3,928
9.63%, 12/01/19 (r), EUR	1,500	2,217
Univision Communications Inc., 6.88%, 05/15/19 (e) (r)	5,000	5,200
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,218
Volkswagen International Finance NV
Convertible Bond, 5.50%, 11/09/15 (e) (r), EUR	5,000	7,223

		145,168

CONSUMER STAPLES - 1.8%
Dean Foods Co., 9.75%, 12/15/18	1,800	2,070
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,820
JBS USA LLC
11.63%, 05/01/14	1,000	1,118
8.25%, 02/01/20 (e) (r)	1,700	1,802
7.25%, 06/01/21 (e) (r)	3,500	3,509
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (e)	1,400	1,557
9.88%, 08/15/19	4,100	4,387
5.75%, 10/15/20 (e) (r)	1,900	1,962
8.25%, 02/15/21 (e)	600	609
Smithfield Foods Inc., 6.63%, 08/15/22	1,300	1,437
SUPERVALU Inc., 8.00%, 05/01/16 (e)	5,000	4,762
US Foods Inc., 8.50%, 06/30/19 (r)	2,500	2,550

		28,583

ENERGY - 8.3%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,928

	Shares/Par (p)	Value
Antero Resources Finance Corp.
9.38%, 12/01/17 (e)	2,000	2,195
7.25%, 08/01/19	1,300	1,417
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	2,325
7.25%, 06/15/21 (e)	7,800	7,195
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,575
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,340
6.88%, 08/15/18	1,600	1,688
7.25%, 12/15/18 (e)	5,000	5,450
6.78%, 03/15/19	6,000	6,007
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,001
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,280
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (e) (r)	1,500	1,020
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,732
El Paso LLC, 7.75%, 01/15/32	1,000	1,175
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,999
EP Energy LLC, 9.38%, 05/01/20 (e)	5,000	5,637
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,395
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,240
Halcon Resources Corp., 9.75%, 07/15/20 (r)	4,000	4,320
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,597
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	2,500	2,594
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (e) (r)	1,000	1,063
Offshore Group Investment Ltd.
11.50%, 08/01/15 (e)	2,252	2,455
7.50%, 11/01/19 (r)	9,000	9,090
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	3,000	2,700
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	3,188
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,537
Sabine Pass LNG LP
7.50%, 11/30/16 (e)	2,500	2,756
6.50%, 11/01/20 (e) (r)	2,500	2,544
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	4,400	4,653
SandRidge Energy Inc.
9.88%, 05/15/16 (e)	2,600	2,802
8.00%, 06/01/18 (r)	2,500	2,650
8.75%, 01/15/20	2,000	2,190
7.50%, 03/15/21 (e)	4,400	4,708
7.50%, 02/15/23 (e)	1,800	1,926
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	370	73
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,450
Walter Energy Inc., 9.88%, 12/15/20 (e) (r)	3,000	3,345

		134,240

FINANCIALS - 3.1%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,008
Ally Financial Inc., 6.25%, 12/01/17	1,500	1,661
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,107
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,486
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,753
E*TRADE Financial Corp., 6.00%, 11/15/17 (e)	3,000	3,068
Forest City Enterprises Inc. Convertible Bond, 4.25%, 08/15/18 (e)	1,225	1,289

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
International Lease Finance Corp.
8.75%, 03/15/17	2,000	2,310
8.88%, 09/01/17 (e)	4,700	5,523
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	13,030
Ladder Capital Finance Holdings LLP, 7.38%, 10/01/17 (r)	1,000	1,028
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,725
Morgan Stanley, 5.50%, 01/26/20	5,000	5,609
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	4,500	4,477
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	572	409

		50,483

HEALTH CARE - 3.2%
Alere Inc., 7.25%, 07/01/18 (e) (r)	6,300	6,316
Grifols Inc., 8.25%, 02/01/18	1,400	1,542
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,622
6.50%, 02/15/16	1,500	1,631
6.50%, 02/15/20	4,300	4,837
7.50%, 02/15/22 (e)	4,100	4,694
5.88%, 05/01/23 (e)	5,000	5,175
Kinetic Concepts Inc., 12.50%, 11/01/19 (r)	5,000	4,756
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,612
10.00%, 05/01/18 (e)	3,500	3,981
8.00%, 08/01/20 (e)	3,404	3,666
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,830
7.75%, 02/01/19	1,100	1,139
VPI Escrow Corp., 6.38%, 10/15/20 (r)	3,600	3,861

		52,662

INDUSTRIALS - 3.3%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (r)	2,500	2,587
Ceridian Corp., 11.25%, 11/15/15 (e)	3,000	3,000
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	3,400	3,349
11.50%, 04/01/18 (e) (r)	3,600	3,006
12.75%, 03/31/20 (r)	2,500	1,825
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,684
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,745
HDTFS Inc.
5.88%, 10/15/20 (r)	900	941
6.25%, 10/15/22 (e) (r)	900	959
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,200
Jaguar Holding Co. I, 9.38%, 10/15/17 (r)	3,100	3,255
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,612
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,113
Navistar International Corp., 8.25%, 11/01/21 (e)	3,500	3,377
Navistar International Corp. Term Loan B, 5.50%, 08/15/17 (i)	3,600	3,609
Niska Gas Storage US LLC, 8.88%, 03/15/18	2,500	2,569
RBS Global Inc. & Rexnord LLC, 8.50%, 05/01/18 (e)	4,500	4,877
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	7,309

		53,017

INFORMATION TECHNOLOGY - 6.8%
CDW LLC
12.54%, 10/12/17	1,724	1,843
8.50%, 04/01/19 (e)	7,000	7,578

	Shares/Par (p)	Value
First Data Corp.
9.88%, 09/24/15 (e)	750	765
10.55%, 09/24/15	6,500	6,654
11.25%, 03/31/16	15,000	14,700
8.25%, 01/15/21 (r)	10,914	10,914
12.63%, 01/15/21 (e)	11,000	11,577
8.75%, 01/15/22 (e) (r)	3,198	3,270
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	4,123	3,916
First Data Corp. Term Loan, 5.24%, 03/24/17 (i)	3,649	3,579
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,092
10.13%, 03/15/18 (r)	4,420	4,884
9.25%, 04/15/18 (r)	4,000	4,370
8.05%, 02/01/20 (e)	11,500	11,443
10.75%, 08/01/20	7,786	8,350
Infor US Inc., 9.38%, 04/01/19 (e)	1,600	1,796
Sanmina Corp., 7.00%, 05/15/19 (e) (r)	3,500	3,570
Sophia Holding LP Term Loan, 6.50%, 07/31/18 (i)	2,423	2,449
SRA International Inc., 11.00%, 10/01/19 (e)	900	918
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	4,086	3,851
ViaSat Inc., 6.88%, 06/15/20	2,500	2,613

		110,132

MATERIALS - 3.6%
Berry Plastics Corp., 9.75%, 01/15/21 (e)	1,000	1,153
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	2,025
Cemex SAB de CV Convertible Bond
3.25%, 03/15/16 (e)	3,625	4,110
9.00%, 01/11/18 (r)	6,000	6,495
3.75%, 03/15/18	2,125	2,415
Edgen Murray Corp., 8.75%, 11/01/20 (r)	3,000	3,030
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	2,205
6.88%, 02/01/18 (r)	2,500	2,581
8.25%, 11/01/19 (e) (r)	2,750	2,929
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	3,082
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	1,001
Ineos Finance Plc, 8.38%, 02/15/19 (r)	1,700	1,832
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	4,253
Inmet Mining Corp.
8.75%, 06/01/20 (r)	3,600	3,933
7.50%, 06/01/21 (e) (r)	2,700	2,801
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,562
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,150	4,594
MolyCorp. Inc., 10.00%, 06/01/20 (e) (r)	5,000	4,650

		57,651

TELECOMMUNICATION SERVICES - 3.4%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	6,630
Frontier Communications Corp.
8.50%, 04/15/20	900	1,035
9.25%, 07/01/21	3,000	3,518
7.13%, 01/15/23	2,500	2,650
NII Capital Corp., 7.63%, 04/01/21 (e)	2,500	1,894
Sprint Nextel Corp.
9.13%, 03/01/17 (e)	3,300	3,886
8.38%, 08/15/17 (e)	90	105
9.00%, 11/15/18 (r)	7,500	9,262
7.00%, 08/15/20	5,000	5,462
11.50%, 11/15/21 (e)	7,500	10,200

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	5,356
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	5,000	5,500

		55,498

UTILITIES - 3.1%
Calpine Corp.
7.88%, 07/31/20 (r)	799	897
7.50%, 02/15/21 (r)	4,928	5,445
7.88%, 01/15/23 (r)	2,700	3,051
Dynegy Inc. Term Loan
10.00%, 08/04/16 (i)	1,484	1,540
10.14%, 08/04/16 (i)	906	946
GenOn Energy Inc.
7.63%, 06/15/14 (e)	1,500	1,601
7.88%, 06/15/17	5,000	5,525
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	6,171
11.50%, 10/01/20 (e) (r)	5,500	4,304
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	21,318

		50,798

Total Corporate Bonds and Notes (cost $708,948)		738,232

OTHER EQUITY INTERESTS - 0.3%
Dynegy Holdings LLC
7.50%, 06/01/15 (f) (u)	11,000	—
8.38%, 05/01/16 (f) (u)	4,750	—
7.75%, 06/01/19 (f) (u)	3,500	—
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (u)	868	9
United Rentals North America Inc., 7.63%, 04/15/22 (r) (u)	4,000	4,470

Total Other Equity Interests (cost $4,014)		4,480

SHORT TERM INVESTMENTS - 20.6%

Investment Company - 3.7%
JNL Money Market Fund, 0.06% (a) (h)	59,681	59,681

Securities Lending Collateral - 16.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	274,984	274,984

Total Short Term Investments (cost $334,665)		334,665

Total Investments - 116.3% (cost $1,843,510)		1,887,310
Other Assets and Liabilities, Net - (16.3%)		(264,454)

Total Net Assets - 100.0%		$1,622,856

JNL/Franklin Templeton Mutual Shares Fund (t)

COMMON STOCKS - 84.9%

CONSUMER DISCRETIONARY - 9.3%
British Sky Broadcasting Group Plc	644	$8,118
CBS Corp. - Class B	244	9,279
Comcast Corp. - Special Class A	55	1,984
Compagnie Financiere Richemont SA	3	258
General Motors Co. (c)	304	8,751
Kohl’s Corp.	140	6,038
News Corp. - Class B	571	14,973
Reed Elsevier Plc	1,029	10,863
Time Warner Cable Inc.	172	16,688

		76,952

	Shares/Par (p)	Value
CONSUMER STAPLES - 16.9%
Altria Group Inc.	263	8,252
Avon Products Inc.	354	5,085
British American Tobacco Plc	337	17,148
Coca-Cola Enterprises Inc.	184	5,829
CVS Caremark Corp.	374	18,077
Dr. Pepper Snapple Group Inc.	137	6,060
General Mills Inc.	204	8,250
Imperial Tobacco Group Plc	371	14,403
Kraft Foods Group Inc.	65	2,954
Kroger Co.	437	11,364
Lorillard Inc.	70	8,160
Mondelez International Inc. - Class A	342	8,712
Pernod-Ricard SA	79	9,179
Philip Morris International Inc.	63	5,272
Wal-Mart Stores Inc.	59	4,034
Walgreen Co.	208	7,700

		140,479

ENERGY - 12.4%
Apache Corp.	129	10,162
Baker Hughes Inc.	216	8,825
BP Plc	999	6,943
Consol Energy Inc.	291	9,337
Ensco Plc - Class A	71	4,226
Marathon Oil Corp.	514	15,753
Marathon Petroleum Corp.	29	1,830
Murphy Oil Corp.	103	6,129
Nexen Inc.	321	8,653
Plains Exploration & Production Co. (c)	178	8,367
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f) (q)	402	—
Royal Dutch Shell Plc - Class A	423	14,552
Transocean Ltd.	168	7,500
WPX Energy Inc. (c)	64	946

		103,223

FINANCIALS - 15.2%
ACE Ltd.	155	12,391
Alexander’s Inc.	8	2,646
Alleghany Corp. (c)	25	8,455
American International Group Inc. (c)	442	15,592
Bond Street Holding LLC - Class A (c) (f) (q)	41	773
Canary Wharf Group Plc (c) (f)	405	1,536
CIT Group Inc. (c)	120	4,647
Citigroup Inc.	218	8,633
CNO Financial Group Inc.	97	905
Forestar Group Inc. (c)	60	1,035
Guaranty Bancorp (c)	49	95
ING Groep NV - CVA (c)	619	5,876
JPMorgan Chase & Co.	136	5,969
KB Financial Group Inc.	58	2,083
MetLife Inc.	243	8,003
Morgan Stanley	440	8,412
NYSE Euronext	139	4,387
PNC Financial Services Group Inc.	229	13,372
Realogy Holdings Corp. (c)	8	316
Realogy Holdings Corp. (c) (f) (q)	35	1,403
Wells Fargo & Co.	139	4,738
White Mountains Insurance Group Ltd. (e)	17	8,825
Zurich Financial Services AG	22	5,780

		125,872

HEALTH CARE - 10.1%
Boston Scientific Corp. (c)	936	5,363
CIGNA Corp.	226	12,080
Community Health Systems Inc.	28	871
Eli Lilly & Co.	74	3,669
Hospira Inc. (c)	102	3,197

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Medtronic Inc.	308	12,631
Merck & Co. Inc.	570	23,335
Pfizer Inc.	378	9,485
Stryker Corp.	51	2,817
Teva Pharmaceutical Industries Ltd. - ADR	116	4,313
WellPoint Inc.	94	5,724

		83,485

INDUSTRIALS - 4.6%
A P Moller - Maersk A/S - Class B	1	9,246
Federal Signal Corp. (c)	96	727
GenCorp Inc. (c) (e)	29	265
Huntington Ingalls Industries Inc.	118	5,123
Oshkosh Corp. (c)	172	5,092
Owens Corning Inc. (c)	173	6,417
Raytheon Co.	91	5,267
Stanley Black & Decker Inc.	81	5,993

		38,130

INFORMATION TECHNOLOGY - 8.2%
Cisco Systems Inc.	542	10,658
Google Inc. - Class A (c)	10	7,125
Hewlett-Packard Co.	368	5,248
Microsoft Corp.	660	17,631
Nintendo Co. Ltd.	20	2,093
Research In Motion Ltd. (c) (e)	186	2,207
Symantec Corp. (c)	389	7,323
TE Connectivity Ltd.	222	8,252
Xerox Corp.	1,167	7,956

		68,493

MATERIALS - 4.2%
Domtar Corp.	33	2,769
International Paper Co.	335	13,356
Linde AG	33	5,835
MeadWestvaco Corp.	220	7,016
ThyssenKrupp AG	256	6,042

		35,018

TELECOMMUNICATION SERVICES - 1.7%
Vodafone Group Plc	5,569	14,017

UTILITIES - 2.3%
Entergy Corp.	50	3,210
Exelon Corp.	183	5,429
GDF Suez	208	4,289
NRG Energy Inc.	260	5,985

		18,912

Total Common Stocks (cost $647,584)		704,581

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
American Airlines Pass-Through Trust
10.38%, 07/02/19	$129	137
8.63%, 10/15/21	537	564

Total Non-U.S. Government Agency Asset-Backed Securities (cost $700)		701

CORPORATE BONDS AND NOTES - 5.2%

CONSUMER DISCRETIONARY - 2.3%
Clear Channel Communications Inc.
11.00%, 08/01/16	1,353	1,025
9.00%, 12/15/19 (r)	6,741	6,168
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	3,471	2,861
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	563	453

	Shares/Par (p)	Value
Hilton Worldwide Inc. Term Loan, 3.50%, 11/12/15 (i)	225	215
Hilton Worldwide Inc. Term Loan E, 3.79%, 11/12/15 (i)	288	275
Hilton Worldwide Inc. Term Loan F, 3.99%, 11/12/15 (i)	720	681
Hilton Worldwide Inc. Term Loan G, 4.24%, 11/12/15 (i)	1,296	1,221
Tribune Co. Term Loan
0.00%, 06/04/14 (c) (d)	6,852	5,681
0.00%, 06/04/14 (c) (d)	357	296

		18,876

FINANCIALS - 0.3%
iStar Financial Inc.
5.25%, 03/19/16 (i)	63	63
7.00%, 03/19/17 (i)	457	479
iStar Financial Inc. Term Loan, 5.75%, 10/11/17 (i)	849	855
Realogy Group LLC
11.50%, 04/15/17	475	514
7.88%, 02/15/19 (r)	519	566
9.00%, 01/15/20 (r)	199	229
Realogy Group LLC Extended Revolver Term Loan, 3.48%, 04/10/16 (i)	146	138
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—

		2,844

INDUSTRIALS - 0.6%
American Airlines Inc.
7.50%, 03/15/16 (c) (d) (r)	4,408	4,750
13.00%, 08/01/16	52	55

		4,805

TELECOMMUNICATION SERVICES - 0.2%
Wind Acquisition Finance SA
11.75%, 07/15/17 (r), EUR	409	565
7.38%, 02/15/18 (r), EUR	268	359
7.38%, 02/15/18 (r), EUR	245	321

		1,245

UTILITIES - 1.8%
Energy Future Intermediate Holding Co. LLC
11.00%, 10/01/21	486	525
11.75%, 03/01/22 (r)	2,649	2,940
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	1,294	375
11.50%, 10/01/20 (r)	4,182	3,273
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	11,682	7,760

		14,873

Total Corporate Bonds and Notes (cost $43,165)		42,643

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Finance SA (r) (u)	140	147

Total Other Equity Interests (cost $120)		147

SHORT TERM INVESTMENTS - 10.7%

Investment Company - 10.4%
JNL Money Market Fund, 0.06% (a) (h)	86,155	86,155

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	2,340	2,340

Total Short Term Investments (cost $88,495)		88,495

Total Investments - 100.9% (cost $780,064)		836,567
Other Assets and Liabilities, Net - (0.9%)		(7,069)

Total Net Assets - 100.0%		$829,498

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 90.5%

CONSUMER DISCRETIONARY - 20.2%
Autoliv Inc. (e)	55	$3,706
Brown Shoe Co. Inc.	646	11,874
Brunswick Corp.	366	10,653
Cato Corp. - Class A	193	5,283
Drew Industries Inc.	140	4,509
Ethan Allen Interiors Inc. (e)	34	861
Fred’s Inc. - Class A	200	2,667
GameStop Corp. - Class A (e)	394	9,873
Gentex Corp.	607	11,420
Group 1 Automotive Inc.	300	18,597
Harman International Industries Inc.	120	5,357
Hillenbrand Inc.	248	5,605
Hooker Furniture Corp. (e)	40	577
Jos. A. Bank Clothiers Inc. (c)	110	4,688
La-Z-Boy Inc.	809	11,442
M/I Homes Inc. (c)	342	9,055
Maidenform Brands Inc. (c)	478	9,318
MDC Holdings Inc.	166	6,109
Men’s Wearhouse Inc.	460	14,334
Pier 1 Imports Inc.	165	3,304
Regis Corp.	615	10,406
Thor Industries Inc.	475	17,779
West Marine Inc. (c)	406	4,366
Winnebago Industries Inc. (c)	270	4,625

		186,408

CONSUMER STAPLES - 0.2%
Lancaster Colony Corp.	23	1,578

ENERGY - 9.5%
Atwood Oceanics Inc. (c)	275	12,597
Bristow Group Inc.	311	16,710
Energen Corp.	160	7,214
Helix Energy Solutions Group Inc. (c)	608	12,557
Oil States International Inc. (c)	77	5,530
Rowan Cos. Plc - Class A (c)	140	4,381
Teekay Corp.	136	4,373
Tidewater Inc.	277	12,394
Unit Corp. (c)	254	11,420

		87,176

FINANCIALS - 11.0%
Arthur J Gallagher & Co.	86	2,963
Aspen Insurance Holdings Ltd.	338	10,846
Chemical Financial Corp.	130	3,089
Hanover Insurance Group Inc.	272	10,530
HCC Insurance Holdings Inc.	117	4,365
Montpelier Re Holdings Ltd.	446	10,193
Old Republic International Corp.	979	10,423
Oriental Financial Group Inc. (e)	164	2,183
Peoples Bancorp Inc.	50	1,021

	Shares/Par (p)	Value
Protective Life Corp.	583	16,656
RLI Corp.	20	1,287
StanCorp Financial Group Inc.	286	10,488
TrustCo Bank Corp.	1,223	6,458
Validus Holdings Ltd.	301	10,406

		100,908

HEALTH CARE - 3.6%
Hill-Rom Holdings Inc.	206	5,871
STERIS Corp.	250	8,673
Teleflex Inc.	161	11,502
West Pharmaceutical Services Inc.	127	6,926

		32,972

INDUSTRIALS - 34.4%
AAR Corp.	686	12,809
American Woodmark Corp. (c)	82	2,279
AO Smith Corp.	81	5,121
Apogee Enterprises Inc.	330	7,910
Applied Industrial Technologies Inc.	120	5,029
Astec Industries Inc.	276	9,199
Brady Corp. - Class A	323	10,788
Briggs & Stratton Corp.	490	10,329
Carlisle Cos. Inc.	237	13,903
CIRCOR International Inc.	121	4,772
EMCOR Group Inc.	247	8,531
EnerSys (c)	140	5,268
EnPro Industries Inc. (c)	271	11,092
Franklin Electric Co. Inc.	140	8,689
Gardner Denver Inc.	163	11,131
General Cable Corp. (c)	91	2,752
Genesee & Wyoming Inc. - Class A (c)	158	12,013
Gibraltar Industries Inc. (c)	234	3,719
Graco Inc.	75	3,867
Granite Construction Inc.	489	16,440
Insperity Inc.	236	7,684
Kaydon Corp.	311	7,440
Kennametal Inc.	286	11,452
Lincoln Electric Holdings Inc.	320	15,578
McGrath RentCorp (e)	235	6,820
Mine Safety Appliances Co.	229	9,759
Mueller Industries Inc.	119	5,929
Nordson Corp.	45	2,840
Pentair Ltd.	87	4,271
Powell Industries Inc. (c)	165	6,865
Schawk Inc. - Class A	323	4,248
Simpson Manufacturing Co. Inc.	298	9,771
SkyWest Inc. (e)	715	8,913
Trinity Industries Inc.	530	18,981
Universal Forest Products Inc.	349	13,268
Wabash National Corp. (c)	988	8,860
Watts Water Technologies Inc. - Class A	190	8,164

		316,484

INFORMATION TECHNOLOGY - 3.2%
Benchmark Electronics Inc. (c)	459	7,635
Cohu Inc.	165	1,790
Ingram Micro Inc. - Class A (c)	527	8,917
Multi-Fineline Electronix Inc. (c)	181	3,656
Rofin-Sinar Technologies Inc. (c)	345	7,475

		29,473

MATERIALS - 8.1%
A. Schulman Inc.	340	9,831
AptarGroup Inc.	51	2,448
Cabot Corp.	255	10,158
HB Fuller Co.	285	9,924
Reliance Steel & Aluminum Co.	151	9,402
RPM International Inc.	540	15,854

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Sensient Technologies Corp.	205	7,290
Steel Dynamics Inc.	689	9,461

		74,368

UTILITIES - 0.3%
NV Energy Inc.	175	3,174

Total Common Stocks (cost $725,321)		832,541

SHORT TERM INVESTMENTS - 11.2%

Investment Company - 9.6%
JNL Money Market Fund, 0.06% (a) (h)	88,265	88,265

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	14,803	14,803

Total Short Term Investments (cost $103,068)		103,068

Total Investments - 101.7% (cost $828,389)		935,609
Other Assets and Liabilities, Net - (1.7%)		(15,543)

Total Net Assets - 100.0%		$920,066

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 45.5%

CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SAB, 8.50%, 03/11/32	$810	$1,158
Hyva Global BV, 8.63%, 03/24/16	640	608
Peermont Global Pty Ltd., 7.75%, 04/30/14, EUR	1,840	2,356
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	890	930

		5,052

CONSUMER STAPLES - 1.8%
Ajecorp BV, 6.50%, 05/14/22 (r)	1,080	1,166
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (r)	3,550	3,497
Arcos Dorados BV, 7.50%, 10/01/19	2,229	2,430
Cencosud SA, 4.88%, 01/20/23 (r)	930	951
Central American Bottling Corp., 6.75%, 02/09/22	1,080	1,175
Corp. Lindley SA, 6.75%, 11/23/21	3,495	4,037
Raizen Fuels Finance Ltd., 9.50%, 08/15/14	2,250	2,497
USJ Acucar e Alcool SA, 9.88%, 11/09/19 (r)	1,150	1,225

		16,978

ENERGY - 7.9%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	900	979
CNPC General Capital Ltd., 3.95%, 04/19/22	5,400	5,838
Dolphin Energy Ltd., 5.50%, 12/15/21	7,120	8,304
Ecopetrol SA, 7.63%, 07/23/19	2,070	2,675
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	3,970	4,059
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22	1,560	1,860
4.95%, 07/19/22 (e)	7,000	7,529
Lukoil International Finance BV
6.36%, 06/07/17	520	596
7.25%, 11/05/19	900	1,100
Nexen Inc., 6.40%, 05/15/37	900	1,164
Petroleos de Venezuela SA, 5.25%, 04/12/17	1,110	968
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	170,599	14,134

	Shares/Par (p)	Value
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	3,692	4,269
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 4.00%, 09/30/20	5,184	5,819
Rosneft Oil Co. via Rosneft International Finance Ltd., 3.15%, 03/06/17 (e) (r)	3,840	3,898
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (e) (r)	6,940	7,061
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	3,720	4,111
Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/19 (e) (r)	1,140	1,191

		75,555

FINANCIALS - 24.1%
Alliance Bank JSC, 10.50%, 03/25/17	640	589
Banco de Bogota SA, 5.00%, 01/15/17 (e)	5,490	5,915
Banco de Credito del Peru, 4.75%, 03/16/16	2,210	2,331
Banco de Credito e Inversiones, 3.00%, 09/13/17	7,010	7,144
Banco do Brasil SA, 3.88%, 10/10/22	6,980	7,032
Banco do Estado do Rio Grande do Sul SA, 7.38%, 02/02/22 (r)	2,130	2,332
Banco Santander Chile, 3.88%, 09/20/22	1,160	1,189
Bancolombia SA, 5.95%, 06/03/21	4,050	4,678
Bank of Thailand
3.30%, 04/30/14, THB	42,900	1,411
3.22%, 03/01/16, THB	87,900	2,894
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	10,239
CapitaLand Treasury Ltd., 4.08%, 09/20/22	2,330	2,371
China Merchants Finance Co. Ltd., 5.00%, 05/04/22	870	944
Chinatrust Commercial Bank Hong Kong, 5.63%, (callable at 100 beginning 03/17/15) (m)	1,170	1,176
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,261
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	3,431
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	7,559
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	6,806
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (i) (q), NGN	105,000	737
Citigroup Funding Inc. Credit Linked Note (Russian Government Bond, 7.60%, 07/20/22, Moody’s Rating Baa1) (r), RUB	507,700	17,548
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22	430	472
Country Garden Holdings Co. Ltd., 11.13%, 02/23/18	1,240	1,432
Credit Suisse Nassau Credit Linked Note (Nota do Tesouro Nacional, 10.00%, 01/01/2014, Moody’s Rating Baa2) (r), BRL	2,411	1,207
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) BRL	2,370	3,467
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (q), BRL	3,300	4,827

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19, Moody’s Rating Baa1) RUB	151,100	5,208
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 7.60%, 07/20/22, Moody’s Rating Baa1) RUB	103,400	3,574
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/07/13, Moody’s Rating N/A) (r), NGN	278,700	1,761
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 04/04/13, Moody’s rating N/A) NGN	331,000	2,048
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 06/27/13, Moody’s rating N/A) NGN	96,600	583
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 16.39%, 01/27/22, Moody’s rating N/A) NGN	63,200	501
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	2,527
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) IDR	17,900,000	2,060
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) IDR	13,600,000	1,725
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) IDR	84,000,000	10,501
Deutsche Bank AG Credit Linked Note (Russian Government Bond, 7.35%, 01/20/16, Moody’s rating Baa1) RUB	45,000	1,520
Deutsche Bank AG Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19, Moody’s Rating Baa1) RUB	115,780	3,991
Dubai Holding Commercial Operations Ltd., 6.00%, 02/01/17, GBP	750	1,180
Evergrande Real Estate Group Ltd., 13.00%, 01/27/15	900	976
Fita International Ltd., 7.00%, 02/10/20	1,550	1,751
HSBC Bank Plc Credit Linked Note (Russian Government Bond, 8.15%, 02/03/27, Moody’s Rating Baa1) (r), RUB	62,400	2,255
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13, Moody’s rating N/A) (r), NGN	1,075,000	6,389
HSBC Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	65,000,000	8,115
HSBC Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	86,000,000	10,588
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/21/13, Moody’s rating N/A) NGN	568,100	3,566
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	2,837
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	45,900,000	4,977
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1) (q), RUB	382,870	12,950
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody’s rating Baa1) RUB	354,100	12,131

	Shares/Par (p)	Value
Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/23	3,480	3,552
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.50%, 03/25/13, RUB	100,200	3,273
8.70%, 03/17/16 (e), RUB	128,000	4,252
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22 (q)	1,570	1,794
Siam Commercial Bank Ltd., 3.38%, 09/19/17	1,830	1,899
Standard Chartered Bank Credit Linked Note (Republic of Ghana, 21.00%, 10/26/15, Moody’s Rating N/A) GHS	8,600	4,582
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	1,650	1,762
Turkiye Garanti Bankasi A/S, 5.25%, 09/13/22	1,080	1,161
Turkiye Halk Bankasi A/S, 4.88%, 07/19/17	3,270	3,482
Wharf Finance Ltd., 4.63%, 02/08/17	960	1,031

		229,494

HEALTH CARE - 0.1%
CFR International SpA, 5.13%, 12/06/22 (r)	950	985

INDUSTRIALS - 3.5%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (r)	3,400	3,597
DP World Sukuk Ltd., 6.25%, 07/02/17	1,040	1,169
Grupo KUO SAB De CV, 6.25%, 12/04/22 (e) (r)	1,850	1,979
Noble Group Ltd., 6.75%, 01/29/20	1,230	1,296
PHBS Ltd., 6.63%, (callable at 100 beginning 09/29/15) (m)	960	971
SM Investments Corp.
5.50%, 10/13/17	2,000	2,143
4.25%, 10/17/19	1,130	1,145
Transnet SOC Ltd.
9.25%, 11/14/17, ZAR	4,000	521
10.50%, 09/17/20, ZAR	17,000	2,364
10.80%, 11/06/23, ZAR	7,000	1,004
9.50%, 08/19/25, ZAR	61,000	7,847
8.90%, 11/14/27, ZAR	72,000	8,871

		32,907

MATERIALS - 1.5%
Cemex Finance LLC, 9.38%, 10/12/22 (e) (r)	3,030	3,409
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	2,370	2,412
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (r)	2,000	2,015
Ferrexpo Finance Plc, 7.88%, 04/07/16	320	310
Fosun International Ltd., 7.50%, 05/12/16	690	718
Metinvest BV, 10.25%, 05/20/15	100	103
Mexichem SAB de CV, 6.75%, 09/19/42	1,620	1,820
Vale SA, 5.63%, 09/11/42	1,640	1,789
Volcan Cia Minera SAA, 5.38%, 02/02/22 (e)	1,100	1,216

		13,792

TELECOMMUNICATION SERVICES - 3.4%
America Movil SAB de CV
9.00%, 01/15/16, MXN	9,000	754
3.13%, 07/16/22	1,820	1,850
6.45%, 12/05/22, MXN	35,950	2,855
8.46%, 12/18/36, MXN	18,100	1,540
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e)	1,160	1,179
Digicel Group Ltd., 8.25%, 09/30/20 (e)	4,020	4,422
MTS International Funding Ltd., 8.63%, 06/22/20	3,790	4,780
Qtel International Finance Ltd., 3.25%, 02/21/23 (r)	5,800	5,794

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (r)	800	838
VimpelCom Holdings BV, 7.50%, 03/01/22	7,440	8,528

		32,540

UTILITIES - 2.7%
Abu Dhabi National Energy Co., 3.63%, 01/12/23 (e) (r)	4,300	4,429
E.CL SA, 5.63%, 01/15/21	1,980	2,224
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (r)	3,740	4,198
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	930	1,167
8.38%, 02/01/21, COP	6,434,000	4,206
Energy Development Corp., 6.50%, 01/20/21	2,000	2,244
Israel Electric Corp. Ltd.
7.25%, 01/15/19	1,500	1,630
7.75%, 12/15/27	250	273
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (r)	830	876
NTPC Ltd., 4.75%, 10/03/22	2,300	2,359
SPI Australia Assets Pty Ltd., 3.30%, 04/09/23	2,340	2,317

		25,923

Total Corporate Bonds and Notes (cost $421,000)		433,226

GOVERNMENT AND AGENCY OBLIGATIONS - 46.0%

GOVERNMENT SECURITIES - 46.0%

Sovereign - 41.2%
Bank of Thailand
0.10%, 03/07/13, THB	459,000	14,933
3.42%, 08/18/13, THB	208,200	6,833
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	610,000	1,288
Bonos Tesoreria Pesos, 6.00%, 01/01/22, CLP	875,000	1,892
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/14 - 01/01/23, BRL	83,396	42,676
Colombia Government International Bond
4.38%, 03/21/23, COP	1,192,000	672
9.85%, 06/28/27, COP	2,401,000	2,083
Dominican Republic International Bond
14.00%, 10/18/19 (f) (r), DOP	24,730	626
16.95%, 02/04/22, DOP	151,800	4,636
Hungary Government Bond
6.75%, 02/12/13 - 02/24/17, HUF	1,703,350	7,820
8.00%, 02/12/15, HUF	2,595,040	12,358
7.75%, 08/24/15, HUF	1,539,100	7,329
5.50%, 02/12/16, HUF	2,986,670	13,476
6.50%, 06/24/19, HUF	101,000	471
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	6,668
15.00%, 07/15/18, IDR	18,617,000	2,870
10.50%, 08/15/30, IDR	106,000	16
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d) (e)	9,369	8,737
Malaysia Government Bond
4.01%, 09/15/17, MYR	10,840	3,663
3.31%, 10/31/17, MYR	12,600	4,131
3.58%, 09/28/18, MYR	29,975	9,930
4.38%, 11/29/19, MYR	37,700	13,054
4.16%, 07/15/21, MYR	50,975	17,416
Mexican Bonos
6.50%, 06/09/22, MXN	217,417	18,198
7.50%, 06/03/27, MXN	27,243	2,452
7.75%, 05/29/31 - 11/13/42, MXN	178,782	16,206
10.00%, 11/20/36, MXN	48,464	5,419
8.50%, 11/18/38, MXN	40,113	3,921

	Shares/Par (p)	Value
Nigeria Government International Bond, 0.00%, 02/21/13 (j), NGN	85,000	534
Peruvian Government Bond, 9.91%, 05/05/15, PEN	750	341
Peruvian Government International Bond
4.40%, 09/12/13, PEN	649	256
9.91%, 05/05/15, PEN	649	295
7.84%, 08/12/20 - 08/12/20, PEN	43,968	21,710
8.20%, 08/12/26, PEN	170	93
6.95%, 08/12/31, PEN	3,780	1,863
6.85%, 02/12/42, PEN	4,290	2,112
Philippine Government Bond, 4.95%, 01/15/21, PHP	188,000	5,053
Philippine Government International Bond
3.90%, 11/26/22, PHP	140,000	3,529
6.25%, 01/14/36, PHP	92,000	2,689
Republic of Costa Rica
11.13%, 03/28/18 (f) (q), CRC	1,030,300	2,123
9.20%, 03/27/19 (f), CRC	515,100	978
Romania Government Bond, 5.90%, 07/26/17, RON	22,400	6,553
Slovenia Government Bond, 4.63%, 09/09/24, EUR	1,360	1,612
Slovenia Government International Bond
5.50%, 10/26/22 (r)	1,630	1,711
5.50%, 10/26/22	350	367
South Africa Government Bond
10.50%, 12/21/26, ZAR	20,675	3,124
7.00%, 02/28/31, ZAR	34,500	3,770
6.25%, 03/31/36, ZAR	29,410	2,814
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,468
3.63%, 05/22/15 - 06/16/23, THB	469,635	15,572
3.13%, 12/11/15, THB	126,300	4,147
3.25%, 06/16/17, THB	177,200	5,828
3.65%, 12/17/21, THB	23,200	770
3.58%, 12/17/27, THB	122,800	3,889
Turkey Government Bond
9.00%, 03/05/14 - 03/08/17, TRY	45,660	27,763
11.00%, 08/06/14, TRY	5,775	3,478
7.50%, 09/24/14, TRY	32,340	18,541
10.50%, 01/15/20, TRY	8,000	5,485
9.50%, 01/12/22, TRY	14,800	9,947
8.50%, 09/14/22, TRY	1,300	829
Ukraine Government International Bond, 8.38%, 11/03/17	1,250	1,219

		392,237

Treasury Inflation Index Securities - 4.8%
Brazil Notas do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/16 - 05/15/17 (s), BRL	9,305	11,534
Nota Do Tesouro Nacional Inflation Indexed Note, 6.00%, 08/15/40 (s), BRL	4,331	6,361
Poland Government Treasury Inflation Indexed Bond
3.00%, 08/24/16 (n), PLN	28,954	10,089
2.75%, 08/25/23 (n), PLN	8,797	3,226
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (s), CLP	950,349	1,962
Thailand Government Inflation Indexed Bond, 1.20%, 07/14/21 (s), THB	390,899	12,982

		46,154

Total Government and Agency Obligations (cost $426,503)		438,391

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.1%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,140	1,194

Total Other Equity Interests (cost $1,187)		1,194

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 3.0%
JNL Money Market Fund, 0.06% (a) (h)	28,084	28,084

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	39,107	39,107

Treasury Securities - 3.0%
Mexican Cetes
0.34%, 03/21/13, MXN	114,982	8,812
0.34%, 04/04/13, MXN	203,983	15,608
0.33%, 06/27/13, MXN	59,486	4,505

		28,925

Total Short Term Investments (cost $96,439)		96,116

Total Investments - 101.7% (cost $945,129)		968,927
Other Assets and Liabilities, Net - (1.7%)		(16,006)

Total Net Assets - 100.0%		$952,921

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 10.4%
AutoZone Inc. (c)	18	$6,537
Charter Communications Inc. - Class A (c)	29	2,183
Chipotle Mexican Grill Inc. - Class A (c)	31	9,253
D.R. Horton Inc.	259	5,122
Delphi Automotive Plc (c)	135	5,157
Liberty Interactive Corp. - Interactive Class A (c)	619	12,184
Limited Brands Inc.	93	4,397
Macy’s Inc.	249	9,703
MGM Resorts International (c)	871	10,136
PetSmart Inc.	71	4,873
PVH Corp.	93	10,278
Starwood Hotels & Resorts Worldwide Inc.	108	6,184
Toll Brothers Inc. (c)	146	4,708
TRW Automotive Holdings Corp. (c)	116	6,209
Urban Outfitters Inc. (c)	126	4,975

		101,899

CONSUMER STAPLES - 5.2%
Church & Dwight Co. Inc.	143	7,683
Coca-Cola Enterprises Inc.	281	8,915
Constellation Brands Inc. - Class A (c)	200	7,066
Ingredion Inc.	36	2,333
JM Smucker Co.	145	12,512
Lorillard Inc.	48	5,656
Monster Beverage Corp. (c)	136	7,211

		51,376

ENERGY - 8.7%
Cameron International Corp. (c)	275	15,511
Concho Resources Inc. (c)	92	7,448
HollyFrontier Corp.	193	8,975
Marathon Petroleum Corp.	199	12,564
Peabody Energy Corp.	183	4,873
Pioneer Natural Resources Co.	98	10,416
Range Resources Corp.	153	9,604

	Shares/Par (p)	Value
Southwestern Energy Co. (c)	299	9,997
Tesoro Corp.	128	5,657

		85,045

FINANCIALS - 27.6%
Alexandria Real Estate Equities Inc.	155	10,768
Ameriprise Financial Inc.	179	11,224
AvalonBay Communities Inc.	89	12,052
Camden Property Trust	95	6,483
CIT Group Inc. (c)	270	10,420
Douglas Emmett Inc. (e)	168	3,919
Everest Re Group Ltd.	114	12,550
First Republic Bank	190	6,227
Hartford Financial Services Group Inc.	322	7,233
Host Hotels & Resorts Inc.	716	11,226
Invesco Ltd.	568	14,831
Kimco Realty Corp.	481	9,287
Lazard Ltd. - Class A	135	4,042
Liberty Property Trust	291	10,410
M&T Bank Corp. (e)	196	19,263
MFA Financial Inc.	971	7,872
NASDAQ OMX Group Inc.	477	11,934
PartnerRe Ltd.	100	8,063
Piedmont Office Realty Trust Inc. - Class A	238	4,291
Principal Financial Group Inc.	573	16,341
SLM Corp.	892	15,278
SunTrust Banks Inc.	107	3,039
Tanger Factory Outlet Centers Inc.	247	8,437
Ventas Inc.	220	14,225
Willis Group Holdings Plc	220	7,382
WR Berkley Corp.	304	11,475
XL Group Plc	478	11,984

		270,256

HEALTH CARE - 7.5%
Aetna Inc.	389	17,993
AmerisourceBergen Corp.	171	7,371
Boston Scientific Corp. (c)	1,903	10,907
Hologic Inc. (c)	557	11,157
Life Technologies Corp. (c)	157	7,688
Mylan Inc. (c)	476	13,091
Vertex Pharmaceuticals Inc. (c)	125	5,253

		73,460

INDUSTRIALS - 9.5%
B/E Aerospace Inc. (c)	125	6,191
Carlisle Cos. Inc.	7	403
Dover Corp.	219	14,412
Flowserve Corp.	3	373
Fortune Brands Home & Security Inc. (c)	336	9,812
Gardner Denver Inc.	54	3,726
Lennox International Inc.	184	9,651
Lincoln Electric Holdings Inc.	89	4,309
Pentair Ltd.	143	7,020
Rockwell Automation Inc.	94	7,898
Rockwell Collins Inc.	85	4,972
Spirit Aerosystems Holdings Inc. - Class A (c)	325	5,518
Stanley Black & Decker Inc.	176	13,041
Waste Connections Inc.	154	5,188

		92,514

INFORMATION TECHNOLOGY - 10.5%
Adobe Systems Inc. (c)	205	7,732
Altera Corp.	348	11,984
Amphenol Corp. - Class A	80	5,176
Check Point Software Technologies Ltd. (c)	95	4,539
Fidelity National Information Services Inc.	249	8,680
Juniper Networks Inc. (c)	632	12,432
Lam Research Corp. (c)	470	16,974

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
LSI Corp. (c)	573	4,059
NetApp Inc. (c)	196	6,587
ON Semiconductor Corp. (c)	937	6,605
Parametric Technology Corp. (c)	465	10,474
Paychex Inc.	71	2,196
Polycom Inc. (c)	487	5,092

		102,530

MATERIALS - 6.2%
Albemarle Corp.	115	7,154
Carpenter Technology Corp.	206	10,655
Celanese Corp. - Class A	206	9,182
Crown Holdings Inc. (c)	56	2,045
Cytec Industries Inc.	27	1,858
Martin Marietta Materials Inc. (e)	66	6,210
Packaging Corp. of America	53	2,054
Reliance Steel & Aluminum Co.	154	9,579
Sealed Air Corp.	654	11,455

		60,192

UTILITIES - 10.0%
Calpine Corp. (c)	431	7,822
CMS Energy Corp.	295	7,193
Edison International	214	9,659
Great Plains Energy Inc.	119	2,415
Northeast Utilities	267	10,432
NV Energy Inc.	368	6,684
Pinnacle West Capital Corp.	135	6,864
PPL Corp.	407	11,659
Questar Corp.	209	4,133
SCANA Corp.	189	8,623
Sempra Energy	146	10,366
Xcel Energy Inc.	439	11,716

		97,566

Total Common Stocks (cost $847,105)		934,838

INVESTMENT COMPANIES - 1.1%
iShares Russell Midcap Value Index Fund	205	10,290

Total Investment Companies (cost $10,209)		10,290

SHORT TERM INVESTMENTS - 3.8%

Investment Company - 3.4%
JNL Money Market Fund, 0.06% (a) (h)	33,150	33,150

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	4,227	4,227

Total Short Term Investments (cost $37,377)		37,377

Total Investments - 100.5% (cost $894,691)		982,505
Other Assets and Liabilities, Net - (0.5%)		(4,928)

Total Net Assets - 100.0%		$977,577

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 122.2%

CONSUMER DISCRETIONARY - 16.7%
Amazon.com Inc. (c)	3	$849
Bed Bath & Beyond Inc. (c)	40	2,236
CBS Corp. - Class B (o)	44	1,685
Chipotle Mexican Grill Inc. - Class A (c)	5	1,365
DIRECTV (c) (o)	48	2,430
DISH Network Corp. - Class A	22	799
General Motors Co. (c)	69	1,978

	Shares/Par (p)	Value
Lear Corp. (o)	22	1,007
Lowe’s Cos. Inc. (o)	70	2,478
McDonald’s Corp.	6	569
MGM Resorts International (c) (o)	110	1,283
PVH Corp.	14	1,526
Urban Outfitters Inc. (c)	50	1,955
Viacom Inc. - Class B	28	1,473

		21,633

CONSUMER STAPLES - 12.6%
Anheuser-Busch InBev NV - ADR (o)	16	1,390
Coca-Cola Co. (o)	32	1,152
Constellation Brands Inc. - Class A (c)	31	1,091
Diageo Plc - ADR	13	1,486
Ingredion Inc.	17	1,069
JM Smucker Co.	14	1,188
Mondelez International Inc. - Class A	33	839
Monster Beverage Corp. (c)	39	2,067
Philip Morris International Inc.	22	1,873
Procter & Gamble Co. (o)	17	1,139
Wal-Mart Stores Inc. (o)	16	1,107
Walgreen Co.	54	1,996

		16,397

ENERGY - 12.6%
Chevron Corp. (o)	9	952
Devon Energy Corp. (o)	53	2,762
Exxon Mobil Corp. (o)	70	6,053
Halliburton Co. (o)	89	3,076
Occidental Petroleum Corp.	20	1,565
Southwestern Energy Co. (c)	28	942
Transocean Ltd.	24	1,086

		16,436

FINANCIALS - 18.2%
American International Group Inc. (c)	36	1,278
American Tower Corp.	11	859
Ameriprise Financial Inc. (o)	15	961
Bank of America Corp. (o)	228	2,644
Citigroup Inc.	36	1,441
IntercontinentalExchange Inc. (c)	7	879
JPMorgan Chase & Co. (o)	94	4,121
Morgan Stanley	68	1,310
Prudential Financial Inc. (o)	45	2,385
Simon Property Group Inc.	6	954
SunTrust Banks Inc. (o)	55	1,559
Travelers Cos. Inc. (o)	50	3,561
U.S. Bancorp (o)	52	1,647

		23,599

HEALTH CARE - 13.5%
Aetna Inc.	30	1,390
Celgene Corp. (c) (o)	12	957
CR Bard Inc.	15	1,491
Eli Lilly & Co.	30	1,490
Gilead Sciences Inc. (c)	16	1,205
Johnson & Johnson (o)	19	1,361
Merck & Co. Inc. (o)	44	1,789
Mylan Inc. (c)	23	632
Pfizer Inc. (o)	120	3,020
UnitedHealth Group Inc. (o)	33	1,815
Varian Medical Systems Inc. (c)	7	479
Vertex Pharmaceuticals Inc. (c)	45	1,882

		17,511

INDUSTRIALS - 11.1%
Boeing Co. (o)	47	3,514
Deere & Co.	21	1,786
General Electric Co. (o)	254	5,330

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Masco Corp.	79	1,324
Textron Inc. (o)	57	1,409
Waste Management Inc.	33	1,098

		14,461

INFORMATION TECHNOLOGY - 25.6%
Accenture Plc - Class A (o)	9	581
Adobe Systems Inc. (c) (o)	46	1,737
Altera Corp. (o)	60	2,074
Apple Inc. (o)	14	7,251
Cisco Systems Inc. (o)	104	2,051
EMC Corp. (c) (o)	84	2,128
Fidelity National Information Services Inc.	40	1,385
Google Inc. - Class A (c) (o)	6	4,414
Juniper Networks Inc. (c) (o)	79	1,563
Lam Research Corp. (c)	62	2,245
Microsoft Corp. (o)	75	2,015
NetApp Inc. (c)	29	974
ON Semiconductor Corp. (c)	113	793
Oracle Corp.	47	1,564
Parametric Technology Corp. (c) (o)	43	964
QUALCOMM Inc.	25	1,558

		33,297

MATERIALS - 6.1%
Albemarle Corp.	15	923
Carpenter Technology Corp.	26	1,342
Celanese Corp. - Class A	30	1,350
Cytec Industries Inc.	6	446
Eastman Chemical Co.	16	1,065
LyondellBasell Industries NV - Class A	24	1,384
Sealed Air Corp.	80	1,403

		7,913

TELECOMMUNICATION SERVICES - 1.3%
AT&T Inc. (o)	49	1,660

UTILITIES - 4.5%
American Electric Power Co. Inc. (o)	21	888
Duke Energy Corp.	8	486
IDACORP Inc.	28	1,215
Northeast Utilities	32	1,237
PPL Corp.	31	892
Xcel Energy Inc.	44	1,182

		5,900

Total Common Stocks (cost $145,604)		158,807

SHORT TERM INVESTMENTS - 1.1%

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	1,385	1,385

Total Short Term Investments (cost $1,385)		1,385

Total Investments - 123.3% (cost $146,989)		160,192
Total Securities Sold Short - (25.2%) (proceeds $31,227)		(32,774)
Other Assets and Liabilities, Net - 1.9%		2,506

Total Net Assets - 100.0%		$129,924

SECURITIES SOLD SHORT - 25.2%

COMMON STOCKS - 25.2%

CONSUMER DISCRETIONARY - 2.8%
AutoNation Inc.	16	$618
Gannett Co. Inc.	34	612
Gap Inc.	19	576
Garmin Ltd.	11	460
New York Times Co. - Class A	63	541
Penske Auto Group Inc.	14	420

	Shares/Par (p)	Value
Regis Corp.	27	458

		3,685

CONSUMER STAPLES - 2.0%
Dean Foods Co.	52	851
Kimberly-Clark Corp.	10	865
Kroger Co.	20	525
Safeway Inc.	22	399

		2,640

ENERGY - 2.6%
Apache Corp.	11	882
ConocoPhillips	21	1,231
Murphy Oil Corp.	22	1,301

		3,414

FINANCIALS - 3.8%
ACE Ltd.	7	575
Charles Schwab Corp.	49	702
eHealth Inc.	42	1,167
Federated Investors Inc. - Class B	31	618
FirstMerit Corp.	38	534
People’s United Financial Inc.	51	622
Valley National Bancorp	74	686

		4,904

HEALTH CARE - 0.8%
Becton Dickinson & Co.	5	368
Zimmer Holdings Inc.	10	676

		1,044

INDUSTRIALS - 3.4%
Caterpillar Inc.	12	1,117
Joy Global Inc.	10	636
Lockheed Martin Corp.	9	789
Northrop Grumman Systems Corp.	10	690
Precision Castparts Corp.	6	1,116

		4,348

INFORMATION TECHNOLOGY - 4.9%
Applied Materials Inc.	46	526
Corning Inc.	48	600
Cree Inc.	23	792
FactSet Research Systems Inc.	9	821
Flextronics International Ltd.	129	798
International Business Machines Corp.	3	479
Lexmark International Inc. - Class A	30	701
QLogic Corp.	57	558
Teradata Corp.	16	1,019

		6,294

MATERIALS - 3.0%
Aluminum Corp. of China Ltd. - ADR - Class H	35	418
Cliffs Natural Resources Inc.	13	491
Huntsman Corp.	55	882
Kronos Worldwide Inc.	22	438
United States Steel Corp.	38	908
Valhi Inc.	60	755

		3,892

TELECOMMUNICATION SERVICES - 0.9%
Frontier Communications Corp.	144	616
Verizon Communications Inc.	14	598

		1,214

UTILITIES - 1.0%
Southern Co.	15	629

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Wisconsin Energy Corp.	19	710

		1,339

Total Securities Sold Short - 25.2% (proceeds $31,227)		$32,774

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 97.2%

FINANCIALS - 97.2%

Real Estate Investment Trusts - 68.8%
Diversified - REITS - 16.1%
Activia Properties Inc. (e)	1	$4,640
American Tower Corp.	81	6,236
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	1,540	14,229
CapitaCommercial Trust (e)	5,509	7,645
Corio NV	96	4,418
Derwent London Plc	139	4,807
Dexus Property Group	6,050	6,425
Digital Realty Trust Inc. (e)	211	14,347
Gecina SA	60	6,767
Goodman Group	2,519	11,478
GPT Group	4,437	17,077
Hammerson Plc	1,105	8,860
Kenedix Realty Investment Corp.	1	4,302
Klepierre	165	6,611
Land Securities Group Plc	1,220	16,279
Mercialys SA	165	3,748
Shaftesbury Plc	771	7,090
Stockland	3,923	14,507
Suntec Real Estate Investment Trust	4,759	6,557
Unibail-Rodamco SE	140	34,023
Vornado Realty Trust	241	19,283

		219,329
Industrial - REITS - 3.2%
DCT Industrial Trust Inc. (e)	1,844	11,970
ProLogis Inc.	870	31,747

		43,717
Office - REITS - 9.6%
Alexandria Real Estate Equities Inc.	214	14,860
Allied Properties REIT	276	9,160
Boston Properties Inc.	157	16,604
Duke Realty Corp.	1,070	14,842
Great Portland Estates Plc	1,368	10,997
Hudson Pacific Properties Inc.	196	4,128
Japan Real Estate Investment Corp.	1	12,581
Kilroy Realty Corp.	318	15,046
Nippon Building Fund Inc.	1	9,910
Piedmont Office Realty Trust Inc.	327	5,897
SL Green Realty Corp.	174	13,317
Societe Immobiliere de Location pour l’Industrie et le Commerce	32	3,512

		130,854
Residential - REITS - 10.9%
AvalonBay Communities Inc.	327	44,319
Boardwalk Real Estate Investment Trust (e)	167	10,863
Canadian Apartment Properties Real Estate Investment Trust (e)	407	10,198
Equity Residential	369	20,907
Essex Property Trust Inc.	200	29,262
Post Properties Inc.	181	9,026
UDR Inc.	1,032	24,546

		149,121

	Shares/Par (p)	Value
Retail - REITS - 17.6%
Acadia Realty Trust	342	8,572
CapitaMall Trust	4,859	8,539
CBL & Associates Properties Inc.	306	6,480
Centro Retail Australia	5,922	14,019
CFS Retail Property Trust	8,417	16,838
DDR Corp.	1,676	26,252
Frontier Real Estate Investment Corp.	—	3,985
General Growth Properties Inc.	796	15,793
Japan Retail Fund Investment Corp.	2	4,234
Link Real Estate Investment Trust	982	4,915
Macerich Co.	526	30,678
Primaris Retail Real Estate Investment Trust (e)	253	6,853
RioCan Real Estate Investment Trust (e)	273	7,572
Simon Property Group Inc.	339	53,618
Westfield Group	2,845	31,423

		239,771
Specialized - REITS - 11.4%
Big Yellow Group Plc	530	2,992
Chartwell Seniors Housing REIT (e)	1,156	12,637
CubeSmart	644	9,380
DiamondRock Hospitality Co.	719	6,474
GLP J-REIT	4	3,364
HCP Inc.	65	2,943
Health Care REIT Inc.	511	31,342
Healthcare Realty Trust Inc.	291	6,989
Host Hotels & Resorts Inc.	1,817	28,477
Industrial & Infrastructure Fund Investment Corp.	—	2,183
Public Storage	55	7,987
Senior Housing Properties Trust	293	6,933
Starwood Hotels & Resorts Worldwide Inc.	61	3,524
Ventas Inc.	472	30,552

		155,777

Real Estate Management & Development - 28.4%
Real Estate Operating Companies - 24.5%
Brookfield Properties Corp.	456	7,780
CapitaLand Ltd.	5,640	17,361
CapitaMalls Asia Ltd.	6,980	11,242
China Resources Land Ltd.	964	2,671
City Developments Ltd.	240	2,567
Country Garden Holdings Co. (c)	4,867	2,600
Global Logistic Properties Ltd.	4,619	10,682
GSW Immobilien AG	234	9,919
Hang Lung Properties Ltd.	1,345	5,413
Henderson Land Development Co. Ltd.	2,316	16,581
Hongkong Land Holdings Ltd. (e)	2,323	16,407
Hysan Development Co. Ltd.	1,685	8,194
Keppel Land Ltd.	2,133	7,144
Kerry Properties Ltd.	2,456	12,900
Mitsui Fudosan Co. Ltd.	1,632	39,924
New World Development Ltd.	3,269	5,175
Norwegian Property ASA	2,269	3,513
Pebblebrook Hotel Trust	282	6,507
Retail Opportunity Investments Corp. (e)	511	6,572
Shimao Property Holdings Ltd.	5,371	10,367
Sino Land Co.	7,264	13,302
Sino-Ocean Land Holdings Ltd. (e)	3,159	2,402
Sumitomo Realty & Development Co. Ltd.	1,018	33,913
Sun Hung Kai Properties Ltd.	2,108	31,968
Swire Properties Ltd.	2,400	8,082
Tokyu Land Corp.	1,227	8,990
Unite Group Plc	1,016	4,604
Wharf Holdings Ltd.	3,380	26,938

		333,718

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Real Estate Services - 3.9%
Castellum AB	620	8,841
Conwert Immobilien Invest SE	327	4,223
Deutsche Wohnen AG	376	6,987
Fabege AB	269	2,728
Mitsubishi Estate Co. Ltd.	912	21,834
Sponda Oyj	1,056	5,033
Wihlborgs Fastigheter AB	252	3,949

		53,595

Total Common Stocks (cost $1,196,726)		1,325,882

SHORT TERM INVESTMENTS - 6.7%

Investment Company - 2.7%
JNL Money Market Fund, 0.06% (a) (h)	36,995	36,995

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	54,089	54,089

Total Short Term Investments (cost $91,084)		91,084

Total Investments - 103.9% (cost $1,287,810)		1,416,966
Other Assets and Liabilities, Net - (3.9%)		(53,658)

Total Net Assets - 100.0%		$1,363,308

JNL/Invesco International Growth Fund

COMMON STOCKS - 89.3%

CONSUMER DISCRETIONARY - 20.4%
Adidas AG	132	$11,785
British Sky Broadcasting Group Plc	612	7,717
Compass Group Plc	1,447	17,173
Denso Corp.	148	5,140
Eutelsat Communications Group SA	143	4,745
Galaxy Entertainment Group Ltd. (c) (e)	2,056	8,244
Grupo Televisa SAB - GDR	454	12,055
Hyundai Mobis	37	10,116
Informa Plc	866	6,383
Kingfisher Plc	1,797	8,396
Next Plc	120	7,309
Pearson Plc	273	5,324
Publicis Groupe SA	156	9,412
Reed Elsevier Plc	1,703	17,985
Toyota Motor Corp.	192	8,984
WPP Plc	574	8,389

		149,157

CONSUMER STAPLES - 10.2%
Anheuser-Busch InBev NV (e)	190	16,515
British American Tobacco Plc	243	12,376
Fomento Economico Mexicano SAB de CV - ADR	62	6,209
Imperial Tobacco Group Plc	372	14,418
L’Oreal SA	37	5,094
Nestle SA	166	10,812
Unilever NV - CVA	238	9,088

		74,512

ENERGY - 8.6%
BG Group Plc	620	10,349
Canadian Natural Resources Ltd.	174	5,023
Cenovus Energy Inc.	202	6,749
CNOOC Ltd.	2,674	5,891
Gazprom OAO - ADR	387	3,737
Gazprom OAO - ADR	3	33

	Shares/Par (p)	Value
Royal Dutch Shell Plc - Class B	242	8,623
Suncor Energy Inc.	440	14,466
WorleyParsons Ltd.	336	8,268

		63,139

FINANCIALS - 10.6%
Akbank T.A.S.	1,550	7,692
Banco Bradesco SA - ADR (e)	727	12,619
Deutsche Boerse AG	96	5,868
Fairfax Financial Holdings Ltd.	20	7,248
Industrial & Commercial Bank of China - Class H	12,130	8,755
Investor AB - Class B	326	8,577
Julius Baer Group Ltd.	206	7,339
Kinnevik Investment AB - Class B	222	4,648
Swedbank AB - Class A	374	7,353
United Overseas Bank Ltd.	429	7,037

		77,136
HEALTH CARE - 9.2%
CSL Ltd.	140	7,918
Fresenius Medical Care AG & Co. KGaA	105	7,256
Novartis AG	123	7,744
Novo-Nordisk A/S	44	7,109
Roche Holding AG	63	12,652
Shire Plc	134	4,117
Smith & Nephew Plc	704	7,784
Teva Pharmaceutical Industries Ltd. - ADR	339	12,647

		67,227

INDUSTRIALS - 9.8%
ABB Ltd.	387	8,017
Brambles Ltd.	1,665	13,201
Canadian National Railway Co.	68	6,149
Fanuc Ltd.	38	7,014
Hutchison Whampoa Ltd.	774	8,202
Keppel Corp. Ltd.	1,090	9,956
Komatsu Ltd.	153	3,921
Schneider Electric SA	118	8,665
Volvo AB - Class B	444	6,128

		71,253

INFORMATION TECHNOLOGY - 12.4%
Amadeus IT Holding SA	329	8,320
Avago Technologies Ltd.	214	6,787
Baidu.com - ADR - Class A (c)	121	12,149
Canon Inc. (e)	77	2,988
Cap Gemini SA	112	4,910
CGI Group Inc. - Class A (c)	261	6,011
Keyence Corp.	37	10,388
NHN Corp.	37	7,873
SAP AG	224	18,050
Taiwan Semiconductor Manufacturing Co. Ltd.	2,378	7,956
Telefonaktiebolaget LM Ericsson - Class B	531	5,368

		90,800

MATERIALS - 4.8%
Agrium Inc.	69	6,892
BHP Billiton Ltd.	199	7,758
Potash Corp. of Saskatchewan Inc.	206	8,384
Syngenta AG	29	11,672

		34,706

TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV - ADR - Class L	358	8,293
China Mobile Ltd.	759	8,932

		17,225

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
UTILITIES - 0.9%
Centrica Plc	1,204	6,571

Total Common Stocks (cost $555,193)		651,726

PREFERRED STOCKS - 1.8%

CONSUMER DISCRETIONARY - 1.8%
Volkswagen AG	57	12,993

Total Preferred Stocks (cost $9,834)		12,993

SHORT TERM INVESTMENTS - 10.2%

Investment Company - 8.7%
JNL Money Market Fund, 0.06% (a) (h)	63,536	63,536

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	11,404	11,404

Total Short Term Investments (cost $74,940)		74,940

Total Investments - 101.3% (cost $639,967)		739,659
Other Assets and Liabilities, Net - (1.3%)		(9,659)

Total Net Assets - 100.0%		$730,000

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 95.2%

CONSUMER DISCRETIONARY - 20.4%
Amazon.com Inc. (c)	49	$12,288
CBS Corp. - Class B	255	9,711
Chipotle Mexican Grill Inc. - Class A (c)	15	4,435
Coach Inc.	171	9,472
Comcast Corp. - Class A	293	10,949
DIRECTV (c)	411	20,601
DISH Network Corp. - Class A	820	29,861
Dollar General Corp. (c)	184	8,112
Gap Inc.	312	9,679
General Motors Co. (c)	543	15,641
Home Depot Inc.	123	7,594
Las Vegas Sands Corp.	175	8,079
Lowe’s Cos. Inc.	211	7,503
Macy’s Inc.	116	4,508
Prada SpA (e)	1,132	10,999
Priceline.com Inc. (c)	30	18,793
Starbucks Corp.	150	8,042
Walt Disney Co.	144	7,171

		203,438

CONSUMER STAPLES - 1.7%
Mondelez International Inc. - Class A	135	3,447
Wal-Mart Stores Inc.	191	13,028

		16,475

ENERGY - 5.9%
Anadarko Petroleum Corp.	111	8,276
Cameron International Corp. (c)	126	7,127
Marathon Petroleum Corp.	48	3,013
National Oilwell Varco Inc.	72	4,946
Occidental Petroleum Corp.	23	1,745
Schlumberger Ltd.	182	12,633
Weatherford International Ltd. (c)	1,879	21,027

		58,767

FINANCIALS - 8.4%
ACE Ltd.	112	8,977

	Shares/Par (p)	Value
American Tower Corp.	248	19,176
Capital One Financial Corp.	295	17,087
Goldman Sachs Group Inc.	193	24,584
Wells Fargo & Co.	390	13,321

		83,145

HEALTH CARE - 11.6%
Abbott Laboratories	190	12,422
Allergan Inc.	99	9,055
Amgen Inc.	124	10,721
Biogen Idec Inc. (c)	49	7,125
Celgene Corp. (c)	129	10,118
Cerner Corp. (c)	42	3,275
Express Scripts Holding Co. (c)	238	12,872
Gilead Sciences Inc. (c)	192	14,086
Intuitive Surgical Inc. (c)	5	2,651
Johnson & Johnson	192	13,457
Pfizer Inc.	806	20,202

		115,984

INDUSTRIALS - 12.7%
Boeing Co.	217	16,384
Cummins Inc.	174	18,899
Danaher Corp.	190	10,594
Expeditors International of Washington Inc.	271	10,710
Foster Wheeler AG (c)	330	8,027
General Electric Co.	1,139	23,915
Ingersoll-Rand Plc	185	8,896
JB Hunt Transport Services Inc.	155	9,247
Union Pacific Corp.	75	9,479
United Technologies Corp.	125	10,279

		126,430

INFORMATION TECHNOLOGY - 30.4%
Apple Inc.	130	69,091
Autodesk Inc. (c)	130	4,598
Baidu.com - ADR (c) (e)	62	6,188
Broadcom Corp. - Class A	289	9,583
Check Point Software Technologies Ltd. (c)	125	5,975
Citrix Systems Inc. (c)	235	15,481
Cognizant Technology Solutions Corp. - Class A (c)	228	16,876
eBay Inc. (c)	283	14,448
EMC Corp. (c)	779	19,702
F5 Networks Inc. (c)	28	2,728
Facebook Inc. - Class A (c)	473	12,606
Google Inc. - Class A (c)	50	35,561
Maxim Integrated Products Inc.	310	9,101
Oracle Corp.	345	11,508
QUALCOMM Inc.	554	34,360
Salesforce.com Inc. (c)	104	17,525
Visa Inc. - Class A	117	17,794

		303,125

MATERIALS - 2.0%
Monsanto Co.	148	14,049
Mosaic Co.	107	6,086

		20,135

TELECOMMUNICATION SERVICES - 2.1%
Sprint Nextel Corp. (c)	3,648	20,681

Total Common Stocks (cost $856,076)		948,180

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 4.8%
JNL Money Market Fund, 0.06% (a) (h)	47,547	47,547

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	2,926	2,926

Total Short Term Investments (cost $50,473)		50,473

Total Investments - 100.3% (cost $906,549)		998,653
Other Assets and Liabilities, Net - (0.3%)		(2,609)

Total Net Assets - 100.0%		$996,044

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 18.7%
Brunswick Corp.	121	$3,510
Choice Hotels International Inc. (e)	63	2,113
Domino’s Pizza Inc.	83	3,613
DSW Inc. - Class A	58	3,831
Ethan Allen Interiors Inc.	101	2,600
Foot Locker Inc.	115	3,687
Group 1 Automotive Inc. (e)	55	3,416
Jack in the Box Inc. (c)	113	3,223
Life Time Fitness Inc. (c)	75	3,699
Mohawk Industries Inc. (c)	34	3,039
Monro Muffler Brake Inc. (e)	73	2,540
Penn National Gaming Inc. (c)	93	4,576
Pool Corp.	92	3,894
Ryland Group Inc.	87	3,178
Steven Madden Ltd. (c)	60	2,553
Tenneco Inc. (c)	104	3,636
Tractor Supply Co.	37	3,282
TRW Automotive Holdings Corp. (c)	79	4,217
Under Armour Inc. - Class A (c) (e)	55	2,664
Vitamin Shoppe Inc. (c)	53	3,022
WABCO Holdings Inc. (c)	50	3,252
Warnaco Group Inc. (c)	58	4,154

		73,699

CONSUMER STAPLES - 2.3%
B&G Foods Inc.	106	3,006
Harris Teeter Supermarkets Inc.	64	2,464
Lancaster Colony Corp.	52	3,564

		9,034

ENERGY - 6.4%
Atwood Oceanics Inc. (c)	63	2,888
Berry Petroleum Co. - Class A	74	2,478
Dresser-Rand Group Inc. (c)	62	3,466
Dril-Quip Inc. (c)	45	3,319
Energen Corp.	61	2,741
Lufkin Industries Inc.	38	2,233
Oasis Petroleum Inc. (c)	108	3,426
Patterson-UTI Energy Inc. (e)	164	3,058
Resolute Energy Corp. (c) (e)	212	1,726

		25,335

FINANCIALS - 8.7%
Affiliated Managers Group Inc. (c)	35	4,581
Brown & Brown Inc.	130	3,302
Colonial Properties Trust	148	3,163
East West Bancorp Inc.	133	2,865
Greenhill & Co. Inc.	32	1,663
HCC Insurance Holdings Inc.	90	3,343
Huntington Bancshares Inc.	370	2,365
PrivateBancorp Inc.	180	2,762
Prosperity Bancshares Inc.	71	2,961

	Shares/Par (p)	Value
SEI Investments Co.	80	1,877
Stifel Financial Corp. (c)	85	2,726
SVB Financial Group (c)	50	2,826

		34,434

HEALTH CARE - 17.4%
Acorda Therapeutics Inc. (c)	76	1,889
Amarin Corp. Plc - ADR (c) (e)	208	1,679
BioMarin Pharmaceutical Inc. (c)	78	3,821
Centene Corp. (c)	87	3,584
Chemed Corp.	54	3,704
Health Management Associates Inc. - Class A (c)	270	2,516
HMS Holdings Corp. (c)	85	2,190
Incyte Corp. (c) (e)	198	3,285
Insulet Corp. (c) (e)	101	2,146
Masimo Corp.	113	2,369
MEDNAX Inc. (c)	39	3,113
Meridian Bioscience Inc. (e)	89	1,812
Myriad Genetics Inc. (c)	130	3,531
NuVasive Inc. (c)	117	1,805
PAREXEL International Corp. (c)	130	3,848
PerkinElmer Inc.	101	3,198
Salix Pharmaceuticals Ltd. (c)	80	3,227
Seattle Genetics Inc. (c) (e)	126	2,913
Sirona Dental Systems Inc. (c)	64	4,120
STERIS Corp.	92	3,183
Techne Corp.	34	2,327
Thoratec Corp. (c)	87	3,266
United Therapeutics Corp. (c)	60	3,187
VCA Antech Inc. (c)	91	1,909

		68,622

INDUSTRIALS - 14.2%
Acuity Brands Inc.	50	3,417
AO Smith Corp.	67	4,205
Corrections Corp. of America	118	4,188
Crane Co.	63	2,935
Forward Air Corp.	82	2,863
Hexcel Corp. (c)	136	3,660
HUB Group Inc. - Class A (c)	96	3,235
Kirby Corp. (c)	40	2,506
Lincoln Electric Holdings Inc.	80	3,872
Lindsay Corp. (e)	45	3,645
Regal-Beloit Corp.	48	3,383
Tetra Tech Inc. (c)	133	3,531
TransDigm Group Inc.	30	4,080
Wabtec Corp.	42	3,683
Watsco Inc.	44	3,325
WESCO International Inc. (c)	53	3,564

		56,092

INFORMATION TECHNOLOGY - 24.5%
Alliance Data Systems Corp. (c)	33	4,764
Ansys Inc. (c)	52	3,495
Aspen Technology Inc. (c)	191	5,280
Cadence Design Systems Inc. (c)	243	3,289
Cognex Corp.	72	2,658
CommVault Systems Inc. (c)	50	3,516
CoStar Group Inc. (c)	62	5,521
Cymer Inc. (c)	49	4,390
Dealertrack Technologies Inc. (c)	103	2,957
Finisar Corp. (c) (e)	126	2,050
Informatica Corp. (c)	84	2,538
Interactive Intelligence Group (c)	75	2,520
IPG Photonics Corp. (e)	24	1,615
Littelfuse Inc.	55	3,402
Manhattan Associates Inc. (c)	87	5,243

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Mentor Graphics Corp. (c)	162	2,760
MICROS Systems Inc. (c)	71	3,027
Microsemi Corp. (c)	145	3,049
MicroStrategy Inc. (c)	23	2,120
MKS Instruments Inc.	96	2,466
National Instruments Corp.	112	2,896
NetGear Inc. (c)	83	3,266
Parametric Technology Corp. (c)	111	2,490
Power Integrations Inc.	75	2,525
Semtech Corp. (c)	110	3,195
SolarWinds Inc. (c)	91	4,784
SYNNEX Corp. (c)	81	2,769
Teradyne Inc. (c)	187	3,162
ValueClick Inc. (c)	206	4,001
Websense Inc. (c)	79	1,185

		96,933

MATERIALS - 4.0%
Allied Nevada Gold Corp. (c)	31	921
Carpenter Technology Corp.	61	3,153
Detour Gold Corp. (c)	36	911
Intrepid Potash Inc.	79	1,674
Martin Marietta Materials Inc. (e)	34	3,216
Olin Corp.	141	3,040
Rockwood Holdings Inc.	54	2,687

		15,602

TELECOMMUNICATION SERVICES - 1.3%
SBA Communications Corp. (c)	74	5,232

UTILITIES - 0.8%
ITC Holdings Corp.	42	3,263

Total Common Stocks (cost $357,610)		388,246

SHORT TERM INVESTMENTS - 8.1%

Investment Company - 1.7%
JNL Money Market Fund, 0.06% (a) (h)	6,952	6,952

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	25,166	25,166

Total Short Term Investments (cost $32,118)		32,118

Total Investments - 106.4% (cost $389,728)		420,364
Other Assets and Liabilities, Net - (6.4%)		(25,275)

Total Net Assets - 100.0%		$395,089

JNL/Ivy Asset Strategy Fund

COMMON STOCKS - 76.4%

CONSUMER DISCRETIONARY - 31.7%
Amazon.com Inc. (c)	34	$8,639
Bayerische Motoren Werke AG	552	53,735
CBS Corp. - Class B	1,336	50,839
Compagnie Financiere Richemont SA	481	37,788
Delta Topco Ltd. (f) (q)	59,271	32,278
Galaxy Entertainment Group Ltd. (c)	19,212	77,036
Hyundai Motor Co.	244	50,299
Legend Pictures LLC (c) (f) (q) (x)	15	27,463
News Corp. - Class A	796	20,338
Prada SpA	3,451	33,536
Sands China Ltd.	22,882	102,298
Starwood Hotels & Resorts Worldwide Inc.	590	33,854
Wynn Macau Ltd.	5,402	14,876

	Shares/Par (p)	Value
Wynn Resorts Ltd. (o)	940	105,757

		648,736

CONSUMER STAPLES - 2.0%
Philip Morris International Inc.	484	40,473

ENERGY - 9.5%
ConocoPhillips (o)	1,063	61,649
Exxon Mobil Corp.	169	14,618
Occidental Petroleum Corp.	314	24,025
Phillips 66	613	32,553
Royal Dutch Shell Plc - Class A	625	21,503
SeaDrill Ltd.	15	538
StatoilHydro ASA	768	19,350
Total SA	390	20,298

		194,534

FINANCIALS - 10.6%
AIA Group Ltd.	18,696	74,155
American International Group Inc. (c)	602	21,240
Apollo Global Management LLC - Class A	961	16,686
Blackstone Group LP	1,418	22,108
Carlyle Group LP	683	17,776
China Minsheng Banking Corp. Ltd. - Class H	24,883	29,231
KKR & Co. LP	943	14,368
Wells Fargo & Co.	621	21,219

		216,783

HEALTH CARE - 5.5%
GlaxoSmithKline Plc	1,218	26,510
Pfizer Inc.	1,910	47,900
Sanofi SA	353	33,504
UnitedHealth Group Inc.	91	4,952

		112,866

INDUSTRIALS - 3.1%
Caterpillar Inc.	353	31,658
Cummins Inc.	284	30,760

		62,418

INFORMATION TECHNOLOGY - 13.9%
Apple Inc.	94	49,865
ASML Holding NV	527	33,773
Baidu.com - ADR - Class A (c)	465	46,615
Cognizant Technology Solutions Corp. - Class A (c)	498	36,853
Google Inc. - Class A (c)	48	33,837
Intel Corp.	935	19,279
Intuit Inc.	377	22,443
Tencent Holdings Ltd.	1,256	41,206

		283,871

MATERIALS - 0.1%
Mosaic Co.	37	2,090

Total Common Stocks (cost $1,379,334)		1,561,771

PREFERRED STOCKS - 4.7%

CONSUMER DISCRETIONARY - 4.7%
Volkswagen AG	420	96,298

Total Preferred Stocks (cost $68,493)		96,298

PURCHASED OPTIONS - 0.4%
American International Group Inc. Call Option, Strike Price 37, Expiration 01/19/13, BBP	414	12
American International Group Inc. Call Option, Strike Price 39, Expiration 01/19/13, MSC	2,692	27
Apple Inc. Call Option, Strike Price 525, Expiration 03/16/13	95	359

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Apple Inc. Call Option, Strike Price 560, Expiration 01/19/13	92	64
Bank of America Co. Call Option, Strike Price 10, Expiration 02/16/13	2,108	369
Bank of America Co. Call Option, Strike Price 11, Expiration 02/16/13, UBS	7,986	775
Caterpillar Inc. Call Option, Strike Price 97.5, Expiration 01/19/13, DUB	294	3
CBS Corp. Class B Call Option, Strike Price 35, Expiration 01/19/13, BBP	1,236	408
CIE Fin Richemont Call Option, Strike Price 66, Expiration 01/18/13, BBP, CHF	185	113
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 35, Expiration 02/16/13, MSC	620	65
Goldman Sachs Group Call Option, Strike Price 130, Expiration 01/19/13, MSC	317	90
Goldman Sachs Group Call Option, Strike Price 135, Expiration 01/19/13, BBP	630	75
Google Inc. Call Option, Strike Price 770, Expiration 01/19/13, BBP	28	5
Google Inc. Call Option, Strike Price 800, Expiration 01/19/13, BBP	66	3
Home Depot Inc. Call Option, Strike Price 65, Expiration 01/19/13, UBS	320	7
International Business Machines Corp. Call Option, Strike Price 215, Expiration 01/19/13, BBP	329	2
JPMorgan Chase & Co. Call Option, Strike Price 44, Expiration 01/19/13, GSC	348	39
JPMorgan Chase & Co. Call Option, Strike Price 45, Expiration 01/19/13	2,236	152
Nikkei-225 Stock Average Call Option, Strike Price JPY 10,000, Expiration 04/12/13, CIT	435	3,293
Oracle Corp. Call Option, Strike Price 35, Expiration 01/19/13, JPM	2,037	20
Phillips 66 Call Option, Strike Price 47, Expiration 01/19/13, CIT	618	377
Qualcomm Inc. Call Option, Strike Price 67.5, Expiration 01/19/13, DUB	724	8
Qualcomm Inc. Call Option, Strike Price 70, Expiration 01/19/13, DUB	342	1
Union Pacific Corp. Call Option, Strike Price 130, Expiration 01/19/13, UBS	162	9
Union Pacific Corp. Call Option, Strike Price 135, Expiration 01/19/13, UBS, 01/19/13	383	4
Volkswagen AG - Preferred Call Option, Strike Price EUR 155, Expiration 01/18/13, GSC	493	1,134
Wells Fargo & Co. Call Option, Strike Price 36, Expiration 01/19/13	558	10
Wells Fargo & Co. Call Option, Strike Price 37, Expiration 01/19/13	563	3
Wells Fargo & Co. Call Option, Strike Price 39, Expiration 01/19/13	216	—
Wells Fargo & Co. Call Option, Strike Price 39, Expiration 01/19/13, DUB	1,840	4
Wynn Resorts Ltd. Call Option, Strike Price 115, Expiration 01/19/13, DUB	433	76

Total Purchased Options (cost $4,858)		7,507

CORPORATE BONDS AND NOTES - 2.2%

CONSUMER DISCRETIONARY - 2.2%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$45,572	45,572

Total Corporate Bonds and Notes (cost $46,142)		45,572

	Shares/Par (p)	Value
PRECIOUS METALS - 9.9%
Gold Bullion	120,339	201,346

Total Precious Metals (cost $191,835)		201,346

SHORT TERM INVESTMENTS - 6.8%

Certificates of Deposit - 0.2%
Banco Estado de Chile, 0.27%, 03/05/13	$4,700	4,700

Commercial Paper - 4.3%
Emerson Electric Co., 0.18%, 01/24/13	10,000	9,999
H.J. Heinz Finance Co., 0.32%, 01/24/13	10,000	9,998
Hewlett-Packard Co., 0.47%, 01/08/13	2,200	2,200
John Deere Canada ULC, 0.17%, 01/24/13	1,995	1,995
John Deere Capital Corp., 0.27%, 01/09/13	11,800	11,799
PACCAR Inc., 0.30%, 01/30/13	20,000	19,996
St. Jude Medical Inc., 0.20%, 01/15/13	6,000	6,000
Straight A Funding LLC
0.18%, 01/30/13	9,000	8,999
0.19%, 03/05/13	5,000	4,998
Walt Disney Co., 0.17%, 02/11/13	12,000	11,998

		87,982

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	22,563	22,563

Treasury Securities - 1.2%
U.S. Treasury Bill, 0.10%, 02/14/13	$24,599	24,599

Total Short Term Investments (cost $139,844)		139,844

Total Investments - 100.4% (cost $1,830,506)		2,052,338
Other Assets and Liabilities, Net - (0.4%)		(7,599)

Total Net Assets - 100.0%		$2,044,739

JNL/JPMorgan International Value Fund

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 9.6%
Bridgestone Corp.	135	$3,512
Honda Motor Co. Ltd.	301	11,151
InterContinental Hotels Group Plc	231	6,489
Kingfisher Plc	1,378	6,438
Nissan Motor Co. Ltd.	561	5,327
Pearson Plc	253	4,938
Renault SA	89	4,821
Sodexo SA	73	6,188

		48,864

CONSUMER STAPLES - 4.2%
Asahi Breweries Ltd.	119	2,536
British American Tobacco Plc	45	2,313
Japan Tobacco Inc.	167	4,712
Kirin Holdings Co. Ltd.	186	2,188
SABMiller Plc	103	4,768
Unilever NV - CVA	122	4,659

		21,176

ENERGY - 9.3%
China Shenhua Energy Co. Ltd. - Class H (e)	1,137	5,093
CNOOC Ltd.	2,753	6,065
ENI SpA	613	15,020
Repsol SA	176	3,583
Royal Dutch Shell Plc - Class A	497	17,260

		47,021

FINANCIALS - 32.6%
African Bank Investments Ltd.	495	1,891

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Allianz SE	88	12,330
Australia & New Zealand Banking Group Ltd.	321	8,456
AXA SA	195	3,505
Barclays Plc	2,407	10,457
BNP Paribas	185	10,508
China Construction Bank Corp. - Class H	7,125	5,823
China Overseas Land & Investment Ltd. (e)	1,302	3,959
Credit Suisse Group AG (e)	311	7,598
Dai-Ichi Life Insurance Co. Ltd.	5	6,878
Danske Bank A/S (c)	148	2,518
Deutsche Boerse AG	70	4,294
Goodman Group	696	3,173
HSBC Holdings Plc	1,887	19,995
ING Groep NV - CVA (c)	525	4,982
Intesa Sanpaolo SpA	2,755	4,765
Mitsubishi UFJ Financial Group Inc.	620	3,357
Mitsui Fudosan Co. Ltd.	244	5,969
Nordea Bank AB	297	2,854
ORIX Corp. (e)	48	5,409
Sberbank of Russia - ADR	292	3,656
Sino Land Co.	2,098	3,842
Societe Generale (c)	77	2,941
Sumitomo Mitsui Financial Group Inc.	385	14,006
Swedbank AB - Class A	151	2,971
Swiss Re AG	88	6,365
Zurich Financial Services AG	11	2,997

		165,499

HEALTH CARE - 7.1%
Bayer AG	81	7,698
GlaxoSmithKline Plc	131	2,854
Roche Holding AG	30	6,041
Sanofi SA	185	17,536
Teva Pharmaceutical Industries Ltd. - ADR	51	1,912

		36,041

INDUSTRIALS - 10.4%
Cie de Saint-Gobain	144	6,171
European Aeronautic Defence & Space Co. NV	136	5,369
Experian Plc	217	3,494
Hutchison Whampoa Ltd.	802	8,499
Japan Airlines Co. Ltd.	88	3,761
Marubeni Corp.	442	3,171
Mitsubishi Heavy Industries Ltd.	638	3,086
Mitsui & Co. Ltd.	249	3,731
Ruukki Group Oyj (c) (e)	583	347
Schneider Electric SA	97	7,069
Sumitomo Corp.	390	5,009
Yamato Holdings Co. Ltd.	219	3,322

		53,029

INFORMATION TECHNOLOGY - 7.2%
ASML Holding NV	54	3,481
Canon Inc. (e)	194	7,512
Fujitsu Ltd.	761	3,191
Hitachi Ltd.	1,506	8,862
Samsung Electronics Co. Ltd.	5	6,576
Telefonaktiebolaget LM Ericsson - Class B	668	6,743

		36,365

MATERIALS - 8.1%
ArcelorMittal	217	3,788
BASF SE	82	7,754
First Quantum Minerals Ltd.	158	3,487
Lafarge SA	72	4,666
Rio Tinto Plc	148	8,609
Solvay SA	57	8,341

	Shares/Par (p)	Value
UPM-Kymmene Oyj	376	4,419

		41,064

TELECOMMUNICATION SERVICES - 5.0%
Nippon Telegraph & Telephone Corp.	120	5,061
Telenor ASA	298	6,069
Vodafone Group Plc	5,690	14,323

		25,453

UTILITIES - 3.0%
Centrica Plc	920	5,024
GDF Suez	143	2,947
Iberdrola SA	881	4,919
Suez Environnement SA	182	2,190

		15,080

Total Common Stocks (cost $443,749)		489,592

PREFERRED STOCKS - 1.7%

CONSUMER DISCRETIONARY - 1.7%
Volkswagen AG	38	8,729

Total Preferred Stocks (cost $7,061)		8,729

RIGHTS - 0.0%
Repsol SA (c) (e)	176	107

Total Rights (cost $112)		107

SHORT TERM INVESTMENTS - 4.3%

Investment Company - 1.4%
JNL Money Market Fund, 0.06% (a) (h)	7,076	7,076

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	14,457	14,457

Total Short Term Investments (cost $21,533)		21,533

Total Investments - 102.5% (cost $472,455)		519,961
Other Assets and Liabilities, Net - (2.5%)		(12,741)

Total Net Assets - 100.0%		$507,220

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 20.5%
Allison Transmission Holdings Inc. (e)	191	$3,904
Bed Bath & Beyond Inc. (c)	64	3,589
Discovery Communications Inc. - Class A (c)	85	5,396
Expedia Inc.	82	5,008
Gap Inc.	119	3,700
GNC Holdings Inc. - Class A	123	4,090
Harley-Davidson Inc.	141	6,862
Madison Square Garden Inc. - Class A (c)	124	5,504
Marriott International Inc. - Class A	228	8,505
Michael Kors Holdings Ltd. (c)	158	8,037
O’Reilly Automotive Inc. (c)	88	7,869
Panera Bread Co. - Class A (c)	26	4,098
Penn National Gaming Inc. (c)	141	6,920
PetSmart Inc.	123	8,372
Royal Caribbean Cruises Ltd.	127	4,328
Sally Beauty Holdings Inc. (c)	155	3,651
Tesla Motors Inc. (c) (e)	128	4,329
Toll Brothers Inc. (c)	120	3,863
Urban Outfitters Inc. (c)	203	7,994

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
VF Corp.	53	8,032

		114,051

CONSUMER STAPLES - 2.8%
Herbalife Ltd. (e)	69	2,270
Mead Johnson Nutrition Co.	70	4,592
Monster Beverage Corp. (c)	92	4,886
WhiteWave Foods Co. - Class A (c) (e)	241	3,744

		15,492

ENERGY - 5.1%
Cameron International Corp. (c)	104	5,873
Concho Resources Inc. (c)	124	9,957
Laredo Petroleum Holdings Inc. (c) (e)	169	3,073
Oceaneering International Inc.	76	4,072
Range Resources Corp.	91	5,711

		28,686

FINANCIALS - 8.7%
Axis Capital Holdings Ltd.	144	4,995
Blackstone Group LP	325	5,064
Lazard Ltd. - Class A	152	4,533
M&T Bank Corp. (e)	66	6,539
Moody’s Corp.	172	8,650
ProLogis Inc.	128	4,656
Signature Bank (c)	77	5,486
T. Rowe Price Group Inc.	131	8,554

		48,477

HEALTH CARE - 15.0%
Agilent Technologies Inc.	210	8,581
Alexion Pharmaceuticals Inc. (c)	43	4,034
Brookdale Senior Living Inc. (c)	256	6,469
Bruker Corp. (c)	261	3,979
DaVita HealthCare Partners Inc. (c)	43	4,720
Health Net Inc. (c)	108	2,624
Humana Inc.	86	5,875
Illumina Inc. (c) (e)	79	4,369
Onyx Pharmaceuticals Inc. (c)	60	4,532
Perrigo Co.	40	4,130
Regeneron Pharmaceuticals Inc. (c)	28	4,790
Sirona Dental Systems Inc. (c)	78	5,041
Thoratec Corp. (c)	159	5,977
Valeant Pharmaceuticals International Inc. (c)	113	6,742
Vertex Pharmaceuticals Inc. (c)	90	3,791
Watson Pharmaceuticals Inc. (c)	88	7,568

		83,222

INDUSTRIALS - 17.6%
Acuity Brands Inc.	69	4,660
Air Lease Corp. - Class A (c) (e)	155	3,333
Armstrong World Industries Inc.	75	3,825
Canadian Pacific Railway Ltd.	64	6,544
Carlisle Cos. Inc.	159	9,343
Fluor Corp.	116	6,814
Fortune Brands Home & Security Inc. (c)	190	5,537
Generac Holdings Inc.	87	2,971
JB Hunt Transport Services Inc.	148	8,825
MSC Industrial Direct Co. - Class A	131	9,852
Nielsen Holdings NV (c)	147	4,506
Pall Corp.	147	8,876
Rockwell Automation Inc.	69	5,804
Stericycle Inc. (c)	82	7,607
TransDigm Group Inc.	36	4,928
Wabtec Corp.	52	4,517

		97,942

INFORMATION TECHNOLOGY - 22.1%
Alliance Data Systems Corp. (c)	85	12,247

	Shares/Par (p)	Value
Amphenol Corp. - Class A	106	6,852
Aruba Networks Inc. (c) (e)	183	3,789
Avago Technologies Ltd.	260	8,219
Citrix Systems Inc. (c)	71	4,655
CoreLogic Inc. (c)	141	3,782
F5 Networks Inc. (c)	71	6,878
FactSet Research Systems Inc. (e)	46	4,060
FleetCor Technologies Inc. (c)	152	8,128
Fortinet Inc. (c)	176	3,713
Fusion-io Inc. (c) (e)	143	3,267
KLA-Tencor Corp.	131	6,261
LinkedIn Corp. - Class A (c)	39	4,512
Microchip Technology Inc. (e)	140	4,566
Nuance Communications Inc. (c)	277	6,187
OpenTable Inc. (c) (e)	104	5,056
Palo Alto Networks Inc. (c) (e)	41	2,205
Rackspace Hosting Inc. (c)	78	5,778
Red Hat Inc. (c)	95	5,036
SolarWinds Inc. (c)	75	3,918
Splunk Inc. (c)	89	2,577
TIBCO Software Inc. (c)	158	3,473
Workday Inc. - Class A (c) (e)	33	1,804
Xilinx Inc.	171	6,132

		123,095

MATERIALS - 6.3%
FMC Corp.	125	7,297
PPG Industries Inc.	71	9,583
Sherwin-Williams Co.	85	13,121
WR Grace & Co. (c)	73	4,915

		34,916

Total Common Stocks (cost $503,433)		545,881

SHORT TERM INVESTMENTS - 8.7%

Investment Company - 1.6%
JNL Money Market Fund, 0.06% (a) (h)	8,611	8,611

Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	39,415	39,415

Total Short Term Investments (cost $48,026)		48,026

Total Investments - 106.8% (cost $551,459)		593,907
Other Assets and Liabilities, Net - (6.8%)		(37,683)

Total Net Assets - 100.0%		$556,224

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 7.3%
Cia Hering	38	$779
Corp. GEO SAB de CV - Class B (c)	798	934
Daphne International Holdings Ltd. (e)	1,710	2,381
Grupo Televisa SAB - GDR	566	15,039
Hyundai Mobis	83	22,412
Imperial Holdings Ltd.	4	94
Kia Motors Corp.	34	1,799
Mando Corp.	11	1,338
MRV Engenharia e Participacoes SA	416	2,432
Sands China Ltd.	549	2,455
Truworths International Ltd.	1,445	18,612
Woolworths Holdings Ltd.	1,354	11,399
Woongjin Coway Co. Ltd.	379	15,422

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Wynn Macau Ltd.	3,150	8,673

		103,769

CONSUMER STAPLES - 12.0%
British American Tobacco Plc	488	9,931
Cia de Bebidas das Americas - ADR	394	16,540
CP ALL PCL	7,252	10,905
Eastern Tobacco	35	538
Kimberly-Clark de Mexico SAB de CV	4,479	11,505
KT&G Corp.	282	21,275
Magnit OJSC - GDR (e) (r)	284	11,559
Natura Cosmeticos SA	584	16,736
Oriflame Cosmetics SA - SDR (e)	224	7,152
Shoprite Holdings Ltd.	1,312	31,836
Souza Cruz SA	1,039	15,629
Tiger Brands Ltd.	383	14,757
X5 Retail Group NV - GDR (c)	74	1,332

		169,695

ENERGY - 7.8%
Alliance Oil Co. Ltd. - SDR (c)	162	1,328
CNOOC Ltd.	6,775	14,925
Eurasia Drilling Co. Ltd. - GDR	56	2,018
Exxaro Resources Ltd.	113	2,277
Gazprom OAO - ADR	724	6,995
Gazprom OAO - ADR	917	8,864
Gazprom OAO - ADR	1	12
Lukoil OAO - ADR	169	11,433
Lukoil OAO - ADR	—	25
Oil & Gas Development Co. Ltd.	3,973	7,872
Pacific Rubiales Energy Corp. (e)	781	18,150
Pakistan Petroleum Ltd.	4,989	9,074
Petroleo Brasileiro SA - ADR	102	1,976
PTT Exploration & Production PCL	2,106	11,361
Tambang Batubara Bukit Asam Tbk PT	2,880	4,540
TMK OAO - GDR	117	1,811
TMK OAO - GDR	27	416
YPF SA - ADR - Class D	452	6,580

		109,657

FINANCIALS - 27.0%
Agricultural Bank of China - Class H (e)	6,787	3,425
Akbank T.A.S.	3,195	15,851
Banco Bradesco SA - ADR	95	1,645
Banco do Brasil SA	3,752	46,907
BanColombia SA - ADR	32	2,151
Bank Mandiri Persero Tbk PT	23,020	19,445
Bank of India	1,268	8,004
Bank Rakyat Indonesia Persero Tbk PT	2,881	2,089
China Construction Bank Corp. - Class H	57,777	47,216
Commercial International Bank	1,878	10,208
Grupo Financiero Banorte SAB de CV	503	3,245
Hanwha Life Insurance Co. Ltd.	2,538	18,332
ICICI Bank Ltd. - ADR	76	3,319
KB Financial Group Inc.	609	21,743
Nedbank Group Ltd.	563	12,573
OTP Bank Plc (e)	955	17,992
Ping an Insurance Group Co. of China Ltd. - Class H	305	2,597
Punjab National Bank	1,124	18,076
Sanlam Ltd.	2,362	12,580
Sberbank of Russia - ADR	3,485	43,686
Shinhan Financial Group Co. Ltd.	883	32,333
Standard Bank Group Ltd.	972	13,712
Turkiye Is Bankasi SA - Class C	6,761	23,582

		380,711

	Shares/Par (p)	Value
HEALTH CARE - 0.2%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	1,335	2,742

INDUSTRIALS - 8.7%
Barloworld Ltd.	220	2,278
Bharat Heavy Electricals Ltd.	2,582	10,915
Bidvest Group Ltd.	760	19,445
CCR SA	1,844	17,514
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	1,859	2,799
China State Construction International Holdings Ltd.	2,122	2,590
Globaltrans Investment Plc - GDR	147	2,428
KOC Holding A/S	3,167	16,548
KOC Holding A/S - ADR	58	1,522
Murray & Roberts Holdings Ltd. (c)	2,717	7,933
Orascom Construction Industries	351	13,921
United Tractors Tbk PT	6,973	14,383
Weichai Power Co. Ltd. - Class H (e)	2,195	9,920

		122,196

INFORMATION TECHNOLOGY - 14.2%
AAC Technologies Holdings Inc.	541	1,918
Baidu.com - ADR - Class A (c)	144	14,444
Catcher Technology Co. Ltd.	385	1,934
Cielo SA	1,286	35,794
Cielo SA - ADR (e)	63	1,824
Hon Hai Precision Industry Co. Ltd.	281	870
Hon Hai Precision Industry Co. Ltd. - GDR	1,883	11,318
MediaTek Inc.	885	9,900
NetEase.com - ADR (c)	180	7,667
NHN Corp.	81	17,121
Samsung Electronics Co. Ltd.	32	45,982
Synnex Technology International Corp.	845	1,565
Taiwan Semiconductor Manufacturing Co. Ltd.	514	1,719
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,967	33,759
Tata Consultancy Services Ltd.	520	11,988
Yandex NV - Class A (c)	108	2,338

		200,141

MATERIALS - 8.6%
First Quantum Minerals Ltd.	310	6,830
Freeport-McMoRan Copper & Gold Inc.	46	1,560
Grupo Mexico SAB de CV	3,952	14,258
Huabao International Holdings Ltd. (e)	16,319	8,168
Jindal Steel & Power Ltd.	1,462	12,080
PPC Ltd.	2,459	9,921
Semen Gresik Persero Tbk PT	6,368	10,519
Siam Cement PCL	950	14,549
Uralkali OJSC - GDR	40	1,539
Uralkali OJSC - GDR	246	9,514
Vale SA - ADR	1,490	31,239
Vale SA - ADR Preferred	82	1,661

		121,838

TELECOMMUNICATION SERVICES - 12.6%
America Movil SAB de CV - ADR - Class L	693	16,032
China Mobile Ltd. - ADR (e)	471	27,632
MegaFon OAO - GDR (c) (e) (r)	469	11,173
Mobile Telesystems OJSC - ADR	1,499	27,952
Philippine Long Distance Telephone Co. - ADR	417	25,555
Telekomunikasi Indonesia PT - ADR	760	28,076
Turkcell Iletisim Hizmetleri A/S (c)	3,944	25,631
Turkcell Iletisim Hizmetleri A/S - ADR (c)	72	1,161

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Vodacom Group Ltd.	998	14,687

		177,899

Total Common Stocks (cost $1,296,198)		1,388,648

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Marcopolo SA	264	1,665

Total Preferred Stocks (cost $1,431)		1,665

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 1.5%
JNL Money Market Fund, 0.06% (a) (h)	21,031	21,031

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	24,598	24,598

Total Short Term Investments (cost $45,629)		45,629

Total Investments - 101.8% (cost $1,343,258)		1,435,942
Other Assets and Liabilities, Net - (1.8%)		(25,336)

Total Net Assets - 100.0%		$1,410,606

JNL/Mellon Capital Management Emerging Markets Index Fund

COMMON STOCKS - 90.1%

CONSUMER DISCRETIONARY - 7.3%
Anhanguera Educacional Participacoes SA	12	$199
Anta Sports Products Ltd. (e)	54	49
Arcelik A/S	23	154
Astra International Tbk PT	2,033	1,610
Bajaj Auto Ltd.	8	301
BEC World PCL	73	170
BEC World PCL - NVDR	25	58
Belle International Holdings Ltd.	470	1,040
Berjaya Sports Toto Bhd	104	151
Bosideng International Holdings Ltd. (e)	200	60
Brilliance China Automotive Holdings Ltd. (c)	238	299
BYD Co. Ltd. - Class H (c) (e)	41	124
Cheil Worldwide Inc.	8	157
Cheng Shin Rubber Industry Co. Ltd.	192	504
China Motor Corp.	55	52
Cia Hering	14	277
Cyfrowy Polsat SA (c)	14	74
Dah Chong Hong Holdings Ltd.	98	105
Daphne International Holdings Ltd. (e)	76	106
Dongfeng Motor Group Co. Ltd. - Class H	270	425
El Puerto de Liverpool SAB de CV - Class C	19	204
Far Eastern Department Stores Co. Ltd.	84	88
Ford Otomotiv Sanayi A/S	6	76
Formosa International Hotels Corp.	1	16
Formosa Taffeta Co. Ltd.	58	56
Foschini Ltd.	19	318
Geely Automobile Holdings Ltd.	440	213
Genting Bhd	200	605
Genting Malaysia Bhd	323	377
Giant Manufacturing Co. Ltd.	24	138
Global Mediacom Tbk PT	542	135
Golden Eagle Retail Group Ltd. (e)	78	194
GOME Electrical Appliances Holdings Ltd. (c)	949	115
Great Wall Motor Co. Ltd. - Class H	109	349
Guangzhou Automobile Group Co. Ltd. - Class H (e)	242	218

	Shares/Par (p)	Value
Haier Electronics Group Co. Ltd. (c) (e)	98	145
Hankook Tire Co. Ltd. (c)	8	343
Hero Honda Motors Ltd.	3	111
Hotai Motor Co. Ltd.	24	194
Hyundai Department Store Co. Ltd.	1	220
Hyundai Mobis	7	1,893
Hyundai Motor Co.	16	3,209
Hyundai Wia Corp.	1	239
Imperial Holdings Ltd.	19	444
Intime Department Store Group Co. Ltd.	83	99
Jollibee Foods Corp.	50	124
Kangwon Land Inc.	10	265
Kia Motors Corp.	27	1,446
Kroton Educacional SA (c)	13	296
LG Display Co. Ltd. (c)	23	665
LG Electronics Inc.	11	750
Lojas Americanas SA	13	111
Lojas Renner SA	12	456
Lotte Shopping Co. Ltd.	1	381
Mahindra & Mahindra Ltd.	33	558
Mando Corp.	1	176
Maruti Suzuki India Ltd.	4	107
Media Nusantara Citra Tbk PT	360	93
Merida Industry Co. Ltd.	24	108
Mr Price Group Ltd.	22	372
MRV Engenharia e Participacoes SA	30	178
Nan Kang Rubber Tire Co. Ltd.	49	61
Naspers Ltd. - Class N	39	2,529
Parkson Holdings Bhd	66	112
Parkson Retail Group Ltd.	153	124
PDG Realty SA Empreendimentos e Participacoes	104	168
Pick n Pay Stores Ltd.	19	99
Pou Chen Corp.	253	267
Ruentex Industries Ltd.	49	124
S.A.C.I. Falabella	51	522
Steinhoff International Holdings Ltd. (c) (e)	112	365
Tata Motors Ltd.	82	474
Titan Industries Ltd.	27	140
Tofas Turk Otomobil Fabrikasi A/S	17	98
Truworths International Ltd.	47	601
Turkiye Sise ve Cam Fabrikalari A/S	53	88
UMW Holdings Bhd	52	204
Woolworths Holdings Ltd.	77	647
Woongjin Coway Co. Ltd.	6	242
Yulon Motor Co. Ltd.	74	141
Zee Entertainment Enterprises Ltd.	44	180
Zhongsheng Group Holdings Ltd.	55	84

		29,270

CONSUMER STAPLES - 7.4%
Almacenes Exito SA	20	394
Amorepacific Corp.	—	346
AMOREPACIFIC Group	—	118
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21	305
Arca Continental SAB de CV	32	235
Astra Agro Lestari Tbk PT	25	51
BIM Birlesik Magazalar A/S	11	560
British American Tobacco Plc	10	210
Cencosud SA	108	584
Charoen Pokphand Foods PCL	227	252
Charoen Pokphand Foods PCL - NVDR	116	129
Charoen Pokphand Indonesia Tbk PT	670	255
China Agri-Industries Holdings Ltd. (e)	318	181
China Foods Ltd.	58	54
China Mengniu Dairy Co. Ltd.	131	374
China Resources Enterprise Ltd.	128	468
Cia Cervecerias Unidas SA	11	179

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Cia de Bebidas das Americas	15	617
CJ CheilJedang Corp.	1	249
Coca-Cola Femsa SAB de CV - Class L (e)	44	648
Coca-Cola Icecek A/S	5	95
Controladora Comercial Mexicana SAB de CV - Class C	49	171
Cosan SA Industria e Comercio	13	259
CP ALL PCL	360	541
CP ALL PCL - NVDR	103	155
Dabur India Ltd.	30	72
E-Mart Co. Ltd.	2	482
Eurocash SA	5	77
Felda Global Ventures Holdings Bhd	104	157
Fomento Economico Mexicano SAB de CV	201	2,013
Genting Plantations Bhd	16	48
Godrej Consumer Products Ltd.	13	173
Grupo Bimbo SAB de CV - Class A	160	415
Grupo Modelo SAB de CV	62	552
Gudang Garam Tbk PT	54	313
Hengan International Group Co. Ltd.	77	699
Hindustan Unilever Ltd.	87	833
Hypermarcas SA (c)	32	258
Indofood Sukses Makmur Tbk PT	439	267
ITC Ltd.	219	1,155
JBS SA (c)	40	117
Kernel Holding SA (c)	4	85
Kimberly-Clark de Mexico SAB de CV	151	387
KT&G Corp.	11	840
LG Household & Health Care Ltd.	1	587
Lotte Confectionery Co. Ltd.	—	117
Magnit OJSC - GDR	28	1,124
Massmart Holdings Ltd.	9	215
Natura Cosmeticos SA	16	470
Orion Corp.	—	386
Perdigao SA	66	1,354
PPB Group Bhd	42	159
President Chain Store Corp.	61	327
Raia Drogasil SA	17	189
San Miguel Corp.	36	93
Shinsegae Co. Ltd.	1	147
Shoprite Holdings Ltd.	43	1,054
Siam Makro PCL - NVDR	9	124
Souza Cruz SA	40	600
Spar Group Ltd.	16	251
Standard Foods Corp.	19	51
Sun Art Retail Group Ltd.	255	393
Tiger Brands Ltd.	17	654
Tingyi Cayman Islands Holding Corp.	202	568
Tsingtao Brewery Co. Ltd. - Class H (e)	26	155
Uni-President China Holdings Ltd.	115	123
Uni-President Enterprises Corp.	427	787
Unilever Indonesia Tbk PT	143	310
United Breweries Ltd.	5	92
United Spirits Ltd.	8	286
Universal Robina Corp.	79	162
Vina Concha y Toro SA	29	56
Wal-Mart de Mexico SAB de CV - Class V	546	1,783
Want Want China Holdings Ltd.	606	849
Wumart Stores Inc. - Class H	56	120

		29,959

ENERGY - 11.0%
Adaro Energy Tbk PT	1,733	287
Banpu PCL	8	105
Banpu PCL - NVDR	3	37
Bharat Petroleum Corp. Ltd.	19	124
Bumi Armada Bhd	117	152
Bumi Resources Tbk PT	1,088	67

	Shares/Par (p)	Value
Cairn India Ltd.	50	291
China Coal Energy Co. - Class H	405	450
China Oilfield Services Ltd. - Class H	148	310
China Petroleum & Chemical Corp. - Class H (e)	1,716	1,976
China Shenhua Energy Co. Ltd. - Class H	352	1,577
CNOOC Ltd.	1,815	3,999
Coal India Ltd.	49	317
Ecopetrol SA	519	1,603
Energy Development Corp.	944	156
Exxaro Resources Ltd.	12	233
Gazprom OAO - ADR	36	349
Gazprom OAO - ADR	517	4,992
Grupa Lotos SA - Class A (c)	9	121
GS Holdings Corp.	5	331
Indo Tambangraya Megah Tbk PT	49	211
IRPC PCL	813	110
IRPC PCL - NVDR	490	66
Kunlun Energy Co. Ltd.	332	702
Lukoil OAO - ADR	4	263
Lukoil OAO - ADR	50	3,342
MOL Hungarian Oil and Gas Plc	4	350
NovaTek OAO - GDR	9	1,134
OGX Petroleo e Gas Participacoes SA (c)	116	249
Oil & Natural Gas Corp. Ltd.	78	384
PetroChina Co. Ltd. - Class H	2,155	3,110
Petroleo Brasileiro SA	302	2,883
Petronas Dagangan Bhd	24	181
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	202	340
PTT Exploration & Production PCL	143	774
PTT PCL	67	736
PTT PCL - NVDR	23	248
Reliance Industries Ltd.	133	2,064
Rosneft OAO - GDR	7	63
Rosneft OAO - GDR	127	1,149
S-Oil Corp.	4	430
Sapurakencana Petroleum Bhd (c)	257	266
Sasol Ltd.	56	2,424
SK Energy Co. Ltd.	6	1,016
Surgutneftegaz OAO - ADR	119	1,072
Tambang Batubara Bukit Asam Tbk PT	73	115
Tatneft OAO - ADR	25	1,105
TMK OAO - GDR	11	166
Tupras Turkiye Petrol Rafinerileri A/S	13	365
Ultrapar Participacoes SA	33	745
Xinao Gas Holdings Ltd.	70	307
Yanzhou Coal Mining Co. Ltd. - Class H (e)	196	334

		44,181

FINANCIALS - 23.9%
Absa Group Ltd.	28	542
African Bank Investments Ltd.	73	280
Agile Property Holdings Ltd.	128	184
Agricultural Bank of China - Class H (e)	2,240	1,130
Akbank T.A.S.	185	916
Alliance Financial Group Bhd	92	132
AMMB Holdings Bhd	179	397
Asya Katilim Bankasi A/S (c)	56	70
Attijariwafa Bank	3	95
Axis Bank Ltd.	24	597
Ayala Corp.	19	243
Ayala Land Inc.	572	370
Banco Bradesco SA	58	966
Banco de Chile	1,632	264
Banco de Credito e Inversiones	3	187
Banco do Brasil SA	59	738
Banco Santander Brasil SA	72	529

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Banco Santander Chile	7,218	508
BanColombia SA	22	369
Bangkok Bank PCL	32	220
Bangkok Bank PCL - NVDR	110	706
Bank Central Asia Tbk PT	1,236	1,171
Bank Danamon Indonesia Tbk PT - Class A	286	168
Bank Handlowy w Warszawie SA	3	85
Bank Mandiri Persero Tbk PT	966	816
Bank Millennium SA (c)	44	62
Bank Negara Indonesia Persero Tbk PT	914	352
Bank of Ayudhya PCL	42	45
Bank of Ayudhya PCL - NVDR	227	243
Bank of Baroda	10	159
Bank of China Ltd. - Class H	7,692	3,484
Bank of Communications Co. Ltd. - Class H	691	528
Bank of India	8	51
Bank of the Philippine Islands	50	116
Bank Pekao SA	12	660
Bank Rakyat Indonesia Persero Tbk PT	1,140	826
BDO Unibank Inc. (c)	147	261
BM&F Bovespa SA	179	1,221
BR Malls Participacoes SA	43	569
BR Properties SA	21	257
BRE Bank SA (c)	1	152
BS Financial Group Inc.	20	249
Bumiputra-Commerce Holdings Bhd	509	1,274
Canara Bank	11	98
Capital Securities Corp.	180	69
Cathay Financial Holding Co. Ltd.	741	808
Central Pattana PCL - NVDR	77	206
CETIP SA - Mercados Organizados	19	234
Chailease Holding Co. Ltd.	75	173
Chang Hwa Commercial Bank	384	212
China Citic Bank - Class H (e)	815	494
China Construction Bank Corp. - Class H	7,336	5,995
China Development Financial Holding Corp. (c)	1,215	320
China Everbright Ltd.	108	213
China Life Insurance Co. Ltd. - Class H	761	2,520
China Life Insurance Co. Ltd. (c)	176	160
China Merchants Bank Co. Ltd. - Class H	411	923
China Minsheng Banking Corp. Ltd. - Class H (e)	507	596
China Overseas Land & Investment Ltd. (e)	412	1,253
China Pacific Insurance Group Co. Ltd. - Class H	248	934
China Resources Land Ltd.	214	594
China Taiping Insurance Holdings Co. Ltd. (c)	90	184
Chinatrust Financial Holding Co. Ltd.	1,144	680
Chongqing Rural Commercial Bank - Class H	193	108
CITIC Securities Co. Ltd. - Class H (e)	120	307
Commercial International Bank	58	313
Compartamos SAB de CV	113	162
Corp. Financiera Colombiana SA	7	138
Corpbanca	7,456	100
Country Garden Holdings Co. (c)	504	270
Credicorp Ltd.	7	1,011
Cyrela Brazil Realty SA	28	245
Daewoo Securities Co. Ltd.	13	153
DGB Financial Group Inc.	15	204
Discovery Holdings Ltd.	27	200
DLF Ltd.	41	173
Dongbu Insurance Co. Ltd.	4	174
Douja Promotion Groupe Addoha SA	15	111
E. Sun Financial Holding Co. Ltd.	439	247
Egyptian Financial Group-Hermes Holding (c)	29	50
Egyptian Kuwaiti Holding Co. SAE	55	70
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	48	84
Evergrande Real Estate Group Ltd.	493	278

	Shares/Par (p)	Value
Far East Horizon Ltd.	142	115
Farglory Land Development Co. Ltd.	32	58
First Financial Holding Co. Ltd.	691	423
FirstRand Ltd.	307	1,130
Franshion Properties China Ltd.	274	100
Fubon Financial Holding Co. Ltd.	593	720
Growthpoint Properties Ltd.	182	525
Grupo de Inversiones Suramericana SA	23	489
Grupo Financiero Banorte SAB de CV	185	1,193
Grupo Financiero Inbursa SAB de CV	205	620
Grupo Financiero Santander Mexico SAB de CV - Class B (e)	137	440
Guangdong Investment Ltd.	240	190
Guangzhou R&F Properties Co. Ltd. - Class H	82	139
Haci Omer Sabanci Holding A/S	81	446
Haitong Securities Co. Ltd. - Class H (c)	108	189
Hana Financial Group Inc.	24	776
Hanwha Life Insurance Co. Ltd.	16	112
HDFC Bank Ltd.	152	1,890
Highwealth Construction Corp.	32	60
Hong Leong Bank Bhd	48	234
Hong Leong Financial Group Bhd	22	93
Housing Development Finance Corp.	146	2,237
Hua Nan Financial Holdings Co. Ltd.	496	288
Hyundai Marine & Fire Insurance Co. Ltd.	6	179
Hyundai Securities Co. Ltd.	10	89
ICICI Bank Ltd.	44	921
IDFC Ltd.	114	360
Industrial & Commercial Bank of China - Class H	6,635	4,789
Industrial Bank of Korea	19	210
Investec Ltd.	25	172
Kasikornbank PCL	44	280
Kasikornbank PCL - NVDR	144	919
KB Financial Group Inc.	38	1,352
Komercni Banka A/S	2	345
Korea Exchange Bank	29	210
Korea Investment Holdings Co. Ltd.	4	179
Kotak Mahindra Bank Ltd.	31	365
Krung Thai Bank PCL - Class F	61	39
Krung Thai Bank PCL	244	158
Krung Thai Bank PCL - NVDR	114	74
Liberty Holdings Ltd.	13	176
LIC Housing Finances Ltd.	24	130
Longfor Properties Co. Ltd.	151	300
LSR Group - GDR	29	122
Malayan Banking Bhd	409	1,232
Mega Financial Holdings Co. Ltd.	759	595
Metropolitan Bank & Trust Co.	33	83
Mirae Asset Securities Co. Ltd.	2	57
MMI Holdings Ltd.	96	253
Multiplan Empreendimentos Imobiliarios SA	7	212
National Societe Generale Bank SAE	11	63
Nedbank Group Ltd.	22	481
OTP Bank Plc	24	446
PICC Property & Casualty Co. Ltd. - Class H	282	402
Ping an Insurance Group Co. of China Ltd. - Class H (e)	194	1,655
Poly Property Group Co. Ltd. (c) (e)	209	167
Porto Seguro SA	10	112
Power Finance Corp. Ltd.	28	105
Powszechna Kasa Oszczednosci Bank Polski SA	78	931
Powszechny Zaklad Ubezpieczen SA	5	762
Public Bank Bhd	98	523
Redefine Properties Ltd.	304	337
Reliance Capital Ltd.	8	67
Remgro Ltd.	44	825

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
RHB Capital Bhd	51	129
RMB Holdings Ltd.	73	355
RMI Holdings	65	159
Ruentex Development Co. Ltd.	54	113
Rural Electrification Corp. Ltd.	25	112
Samsung Card Co. Ltd.	4	144
Samsung Fire & Marine Insurance Co. Ltd.	4	734
Samsung Life Insurance Co. Ltd.	6	549
Samsung Securities Co. Ltd.	6	313
Sanlam Ltd.	180	959
Sberbank of Russia - ADR	294	3,689
Shimao Property Holdings Ltd.	152	293
Shin Kong Financial Holding Co. Ltd. (c)	737	209
Shinhan Financial Group Co. Ltd.	44	1,600
Shriram Transport Finance Co. Ltd.	14	198
Shui On Land Ltd.	325	159
Siam Commercial Bank PCL	114	682
Siam Commercial Bank PCL - NVDR	60	359
Sino-Ocean Land Holdings Ltd. (e)	268	204
SinoPac Financial Holdings Co. Ltd.	676	292
SM Investments Corp.	22	484
SM Prime Holdings Inc.	620	250
Soho China Ltd.	235	191
Standard Bank Group Ltd.	120	1,688
State Bank of India	14	627
Sul America SA	13	111
Taishin Financial Holding Co. Ltd.	655	262
Taiwan Business Bank (c)	284	86
Taiwan Cooperative Financial Holding	527	298
Talaat Moustafa Group (c)	87	61
Turkiye Garanti Bankasi A/S	232	1,212
Turkiye Halk Bankasi A/S	61	602
Turkiye Is Bankasi SA - Class C	164	572
Turkiye Vakiflar Bankasi Tao	64	166
UEM Land Holdings Bhd (c)	133	92
Unitech Ltd. (c)	104	64
VTB Bank OJSC - GDR	12	41
VTB Bank OJSC - GDR	140	494
Woori Finance Holdings Co. Ltd.	38	428
Woori Investment & Securities Co. Ltd.	14	158
Yapi ve Kredi Bankasi A/S (c)	83	243
Yuanta Financial Holding Co. Ltd.	808	419
Yuexiu Property Co. Ltd.	578	186

		96,387

HEALTH CARE - 1.2%
Amil Participacoes SA	14	217
Aspen Pharmacare Holdings Ltd.	31	614
Bangkok Dusit Medical Services PCL - NVDR	26	97
Celltrion Inc.	13	310
Cipla Ltd.	34	258
Diagnosticos da America SA	23	147
Divi’s Laboratories Ltd.	5	98
Dr. Reddy’s Laboratories Ltd.	11	367
IHH Healthcare Bhd (c)	194	215
Kalbe Farma Tbk PT	2,090	230
Life Healthcare Group Holdings Ltd.	104	416
Lupin Ltd.	18	200
Netcare Ltd.	79	184
Odontoprev SA	30	159
Piramal Healthcare Ltd.	6	61
Ranbaxy Laboratories Ltd. (c)	11	97
ScinoPharm Taiwan Ltd.	17	41
Shandong Weigao Group Medical Polymer Co. Ltd.	152	153
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	50	97
Sihuan Pharmaceutical Holdings Group Ltd.	150	67

	Shares/Par (p)	Value
Sinopharm Group Co. Ltd. - Class H	76	240
Sun Pharmaceutical Industries Ltd.	30	403
Yuhan Corp.	1	132

		4,803

INDUSTRIALS - 6.2%
Aboitiz Equity Ventures Inc.	169	218
Adani Enterprises Ltd.	26	131
Aditya Birla Nuvo Ltd.	4	79
Air China Ltd. - Class H	204	175
AirAsia Bhd	130	117
Airports of Thailand PCL - NVDR	42	133
Airtac International Group	8	47
Alfa SAB de CV - Class A	301	639
All America Latina Logistica SA	51	206
Alliance Global Group Inc.	454	186
Arteris SA	10	93
AviChina Industry & Technology Co. Ltd. - Class H	244	110
Barloworld Ltd.	22	227
Beijing Capital International Airport Co. Ltd. - Class H	178	129
Beijing Enterprises Holdings Ltd. (e)	51	335
Bharat Heavy Electricals Ltd.	56	236
Bidvest Group Ltd.	31	792
CCR SA	90	851
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	143	215
China Airlines Ltd. (c)	257	106
China Communications Constructions Co. Ltd. - Class H	433	426
China COSCO Holdings Co. Ltd. - Class H (c) (e)	248	124
China International Marine Containers Group Co. Ltd. - Class H (c)	24	36
China Merchants Holdings International Co. Ltd.	110	359
China Railway Construction Corp. Ltd. - Class H (e)	217	251
China Railway Group Ltd. - Class H	438	260
China Shipping Container Lines Co. Ltd. - Class H (c) (e)	425	126
China Shipping Development Co. Ltd. - Class H	82	48
China Southern Airlines Co. Ltd. - Class H	168	86
China State Construction International Holdings Ltd. (e)	200	244
Citic Pacific Ltd. (e)	158	239
CJ Corp.	1	156
COSCO Pacific Ltd.	162	235
CSR Corp. Ltd. - Class H (e)	207	184
CTCI Corp.	53	105
Daelim Industrial Co. Ltd.	3	232
Daewoo Engineering & Construction Co. Ltd. (c)	11	102
Daewoo International Corp.	5	190
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9	223
DMCI Holdings Inc.	84	111
Dongfang Electric Corp. Ltd. - Class H (e)	28	58
Doosan Corp.	1	89
Doosan Heavy Industries and Construction Co. Ltd.	5	197
Doosan Infracore Co. Ltd. (c)	10	157
EcoRodovias Infraestrutura e Logistica SA	14	116
Empresa Brasileira de Aeronautica SA	54	380
Empresas COPEC SA	50	704

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Enka Insaat ve Sanayi A/S	43	129
Eva Airways Corp. (c)	139	82
Evergreen Marine Corp. Taiwan Ltd. (c)	197	118
Far Eastern New Century Corp.	330	379
Fosun International Ltd.	173	112
Gamuda Bhd	152	181
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (e)	25	143
Grupo Aeroportuario del Sureste SAB de CV - Class B (e)	20	229
Grupo Carso SAB de CV	58	286
GS Engineering & Construction Corp.	3	169
Hiwin Technologies Corp.	13	93
Hyundai Development Co.	5	95
Hyundai Engineering & Construction Co. Ltd.	7	466
Hyundai Glovis Co. Ltd.	1	240
Hyundai Heavy Industries Co. Ltd.	4	974
Hyundai Merchant Marine Co. Ltd. (c)	4	94
Hyundai Mipo Dockyard Co. Ltd.	1	165
IJM Corp. Bhd	135	220
International Container Terminal Services Inc.	51	92
Jaiprakash Associates Ltd.	111	201
Jasa Marga Persero Tbk PT	198	112
Jiangsu Expressway Co. Ltd. - Class H	127	133
KCC Corp.	—	95
KOC Holding A/S	70	367
Korea Aerospace Industries Ltd.	3	64
Korean Air Lines Co. Ltd. (c)	3	138
Larsen & Toubro Ltd.	22	642
Latam Airlines Group SA	26	604
Localiza Rent a Car SA	13	236
LS Corp.	2	186
LS Industrial Systems Co. Ltd.	2	116
Malaysia Airports Holdings Bhd	65	111
Malaysia Marine and Heavy Engineering Holdings Bhd	35	51
MISC Bhd	135	191
MMC Corp. Bhd	70	60
Multiplus SA	5	114
Mundra Port and Special Economic Zone Ltd.	44	109
Orascom Construction Industries	10	405
Qualicorp SA (c)	13	134
Reunert Ltd.	20	175
S1 Corp.	2	146
Samsung C&T Corp.	13	766
Samsung Engineering Co. Ltd.	3	452
Samsung Heavy Industries Co. Ltd.	16	570
Samsung Techwin Co. Ltd.	4	214
Shanghai Electric Group Co. Ltd. - Class H	226	98
Shanghai Industrial Holdings Ltd.	48	171
Siemens Ltd.	9	105
Sime Darby Bhd	265	828
SK Holdings Co. Ltd.	3	429
SK Networks Co. Ltd.	11	89
Taiwan Glass Industrial Corp.	108	113
TAV Havalimanlari Holding A/S	13	68
Teco Electric and Machinery Co. Ltd.	161	124
Turk Hava Yollari (c)	59	208
U-Ming Marine Transport Corp.	36	58
United Tractors Tbk PT	162	333
Walsin Lihwa Corp. (c)	352	121
Wan Hai Lines Ltd. (c)	103	60
WEG SA	23	303
Weichai Power Co. Ltd. - Class H (e)	52	237
Yang Ming Marine Transport Corp. (c)	200	96
Zhejiang Expressway Co. Ltd. - Class H	136	108
Zhuzhou CSR Times Electric Co. Ltd. - Class H	38	144

		24,815

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 12.8%
Acer Inc. (c)	221	193
Advanced Semiconductor Engineering Inc.	596	519
Advantech Co. Ltd.	34	144
Asseco Poland SA	8	114
Asustek Computer Inc.	69	781
AU Optronics Corp. (c)	718	326
Catcher Technology Co. Ltd.	55	274
Cheng Uei Precision Industry Co. Ltd.	49	107
Chicony Electronics Co. Ltd.	56	131
Cielo SA	30	833
Clevo Co.	38	47
Compal Electronics Inc.	419	284
Delta Electronics Inc.	188	693
E. Ink Holdings Inc.	90	69
Epistar Corp.	70	128
Foxconn Technology Co. Ltd.	68	215
HCL Technologies Ltd.	23	256
Hermes Microvision Inc.	2	37
Hon Hai Precision Industry Co. Ltd.	1,025	3,171
HTC Corp.	75	783
Infosys Ltd.	44	1,878
Innolux Corp. (c)	498	269
Inventec Corp.	267	103
Kinsus Interconnect Technology Corp.	19	60
Largan Precision Co. Ltd.	9	242
Lenovo Group Ltd. (e)	640	590
LG Innotek Co. Ltd. (c)	1	55
Lite-On Technology Corp.	227	303
Macronix International	374	112
MediaTek Inc.	117	1,315
MStar Semiconductor Inc.	20	151
NCSoft Corp.	2	228
NHN Corp.	4	875
Novatek Microelectronics Corp.	60	245
Pegatron Corp. (c)	159	207
Phison Electronics Corp.	11	73
Powertech Technology Inc.	61	99
Quanta Computer Inc.	254	601
Radiant Opto-Electronics Corp.	47	195
Realtek Semiconductor Corp.	59	126
Richtek Technology Corp.	11	65
Samsung Electro-Mechanics Co. Ltd.	6	542
Samsung Electronics Co. Ltd.	11	16,088
Samsung SDI Co.	4	501
Satyam Computer Services Ltd. (c)	69	136
Siliconware Precision Industries Co.	295	318
Simplo Technology Co. Ltd.	25	126
SK C&C Co. Ltd.	2	197
SK Hynix Inc. (c)	53	1,300
Synnex Technology International Corp.	126	233
Taiwan Semiconductor Manufacturing Co. Ltd.	2,497	8,354
Tata Consultancy Services Ltd.	47	1,081
Tencent Holdings Ltd.	104	3,397
Totvs SA	10	203
TPK Holding Co. Ltd.	22	393
Transcend Information Inc.	21	59
Tripod Technology Corp.	35	76
Unimicron Technology Corp.	121	129
United Microelectronics Corp.	1,217	492
Wintek Corp. (c)	156	83
Wipro Ltd.	49	356
Wistron Corp.	196	205
WPG Holdings Co. Ltd.	163	215
Zhen Ding Technology Holding Ltd.	16	39

		51,420

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
MATERIALS - 10.2%
ACC Ltd.	5	137
African Rainbow Minerals Ltd.	11	247
Alpek SA de CV - Class A (e)	45	121
Aluminum Corp. of China Ltd. - Class H (c) (e)	414	195
Ambuja Cements Ltd.	66	245
Angang Steel Co. Ltd. (c) (e)	76	57
Anglo Platinum Ltd.	6	336
AngloGold Ashanti Ltd.	40	1,237
Anhui Conch Cement Co. Ltd. - Class H	120	448
ArcelorMittal South Africa Ltd. (c)	14	60
Asia Cement Corp.	221	285
Asian Paints Ltd.	3	218
Assore Ltd.	3	164
Aveng Ltd.	36	130
BBMG Corp. - Class H	100	93
CAP SA	7	239
Cementos Argos SA	39	224
Cheil Industries Inc.	5	430
China Blue Chemical Ltd. - Class H	156	106
China National Building Material Co. Ltd. - Class H (e)	280	420
China Petrochemical Development Corp.	129	81
China Resources Cement Holdings Ltd. (e)	212	142
China Shanshui Cement Group Ltd.	215	161
China Steel Corp.	1,153	1,089
Cia de Minas Buenaventura SA - ADR	21	737
Cia Siderurgica Nacional SA	77	448
Duratex SA	28	205
Empresas CMPC SA	107	396
Eregli Demir ve Celik Fabrikalari TAS	96	133
Eternal Chemical Co. Ltd.	81	71
Feng Hsin Iron & Steel Co.	44	79
Fibria Celulose SA (c)	25	272
Formosa Chemicals & Fibre Corp.	317	823
Formosa Petrochemical Corp.	121	360
Formosa Plastics Corp.	401	1,090
Fushan International Energy Group Ltd.	264	99
Gold Fields Ltd.	73	906
Grupo Argos SA	28	335
Grupo Mexico SAB de CV	383	1,380
Hanwha Chem Corp.	10	172
Hanwha Corp.	5	156
Harmony Gold Mining Co. Ltd.	36	320
Hindalco Industries Ltd.	108	260
Honam Petrochemical Corp.	2	354
Huabao International Holdings Ltd. (e)	207	104
Hyosung Corp.	2	132
Hyundai Hysco Co. Ltd.	3	136
Hyundai Steel Co.	5	441
Impala Platinum Holdings Ltd.	56	1,116
Indocement Tunggal Prakarsa Tbk PT	170	396
Indorama Ventures PCL	100	84
Indorama Ventures PCL - NVDR	51	42
Industrias CH SAB de CV - Class B (c)	16	121
Industrias Penoles SAB de CV	14	702
IOI Corp. Bhd	339	565
Jastrzebska Spolka Weglowa SA	4	108
Jiangxi Copper Co. Ltd. - Class H	152	409
Jindal Steel & Power Ltd.	35	288
JSW Steel Ltd.	9	127
KGHM Polska Miedz SA	14	892
Kingboard Chemical Holdings Ltd. (e)	69	247
Korea Kumho Petrochemical	1	161
Korea Zinc Co. Ltd.	1	334
Koza Altin Isletmeleri A/S	3	67
KP Chemical Corp. (f)	4	43

	Shares/Par (p)	Value
Kuala Lumpur Kepong Bhd	45	357
Kumba Iron Ore Ltd.	8	550
Lafarge Malayan Cement Bhd	43	136
LCY Chemical Corp.	33	42
Lee & Man Paper Manufacturing Ltd.	219	141
LG Chem Corp.	9	562
LG Chem Ltd.	5	1,433
Mechel OAO - ADR (e)	14	100
Mexichem SAB de CV	106	587
Minera Frisco SAB de CV - Class A-1 (c)	70	293
MMC Norilsk Nickel - ADR	50	937
MMG Ltd. (c)	212	90
Nan Ya Plastics Corp.	476	924
Nine Dragons Paper Holdings Ltd. (e)	185	172
Northam Platinum Ltd.	26	120
Novolipetsk Steel OJSC - GDR	9	189
OCI Co. Ltd.	2	265
Oriental Union Chemical Corp.	80	96
Petronas Chemicals Group Bhd	285	598
Polski Koncern Naftowy Orlen SA (c)	32	511
POSCO Inc.	7	2,192
PPC Ltd.	51	204
PTT Global Chemical PCL	119	276
PTT Global Chemical PCL - NVDR	64	147
Sappi Ltd. (c)	47	171
Semen Gresik Persero Tbk PT	285	470
Sesa Goa Ltd.	30	108
Severstal OAO - GDR	8	99
Severstal OAO - GDR	14	175
Siam Cement PCL	8	119
Siam Cement PCL - NVDR	35	498
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	160	58
Southern Copper Corp.	16	621
Sterlite Industries India Ltd.	137	292
Synthos SA	41	72
Taiwan Cement Corp.	334	450
Taiwan Fertilizer Co. Ltd.	90	236
Tata Steel Ltd.	27	210
Thai Oil PCL	78	174
TSRC Corp.	54	110
Tung Ho Steel Enterprise Corp.	69	71
Ultratech Cement Ltd.	5	167
Uralkali OJSC - GDR	27	1,063
Vale SA	132	2,722
Yingde Gases	102	104
Zhaojin Mining Industry Co. Ltd. - Class H	84	134
Zijin Mining Group Co. Ltd.	552	222

		41,244

TELECOMMUNICATION SERVICES - 7.3%
Advanced Info Service PCL	64	441
Advanced Info Service PCL - NVDR	55	381
America Movil SAB de CV - Class L	3,969	4,572
Axiata Group Bhd	247	534
Bharti Airtel Ltd.	61	354
China Communication Services Corp. Ltd. - Class H	202	118
China Mobile Ltd.	612	7,204
China Telecom Corp. Ltd. - Class H	1,406	795
China Unicom Hong Kong Ltd.	478	777
Chunghwa Telecom Co. Ltd.	378	1,231
DiGi.Com Bhd	319	554
ENTEL Chile SA	11	235
Far EasTone Telecommunications Co. Ltd.	151	386
Globe Telecom Inc.	2	59
Idea Cellular Ltd. (c)	48	91
Indosat Tbk PT - Class A	99	66

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
KT Corp. - ADR (e)	6	94
LG Telecom Ltd.	26	192
Magyar Telekom Telecommunications Plc	53	90
Maroc Telecom SA	11	133
Maxis Bhd	229	498
MegaFon OAO - GDR (c)	9	202
Mobile Telesystems OJSC - ADR	53	987
MTN Group Ltd.	173	3,643
Oi SA	29	131
Orascom Telecom Holding SAE (c)	238	149
Philippine Long Distance Telephone Co.	4	252
Reliance Communications Ltd.	35	47
Rostelecom OJSC - ADR (e)	19	465
Sistema JSFC - GDR	16	336
SK Telecom Co. Ltd.	1	99
SK Telecom Co. Ltd. - ADR (e)	1	15
Taiwan Mobile Co. Ltd.	169	623
Telecom Egypt Co.	32	70
Telefonica O2 Czech Republic A/S	13	227
Telekom Malaysia Bhd	128	253
Telekomunikacja Polska SA	73	287
Telekomunikasi Indonesia Tbk PT - Class B	1,019	960
Tim Participacoes SA	91	364
Turk Telekomunikasyon A/S	56	216
Turkcell Iletisim Hizmetleri A/S (c)	74	481
Vodacom Group Ltd.	40	582
XL Axiata Tbk PT	283	168
ZTE Corp. - Class H (e)	68	117

		29,479

UTILITIES - 2.8%
Aboitiz Power Corp.	200	180
AES Gener SA	269	173
Aguas Andinas SA - Class A	219	155
Centrais Eletricas Brasileiras SA	34	106
CEZ A/S	15	551
China Gas Holdings Ltd.	342	271
China Longyuan Power Group Corp. - Class H	191	134
China Resources Gas Group Ltd.	108	223
China Resources Power Holdings Co. Ltd.	188	484
Cia de Saneamento Basico do Estado de Sao Paulo	12	501
Cia de Saneamento de Minas Gerais	6	124
Colbun SA (c)	728	201
CPFL Energia SA	23	241
Datang International Power Generation Co. Ltd. - Class H	260	100
E-CL SA	68	159
EDP - Energias do Brasil SA	31	186
Empresa Nacional de Electricidad SA	356	578
Enea SA	9	48
Enersis SA	1,317	484
Federal Hydrogenerating Co. JSC - ADR	153	361
GAIL India Ltd.	37	240
GCL-Poly Energy Holdings Ltd. (e)	898	186
Glow Energy PCL	42	107
Huaneng Power International Inc. - Class H (e)	328	306
Interconexion Electrica SA	45	243
Isagen SA ESP	101	143
Korea Electric Power Corp. (c)	25	703
Korea Gas Corp.	2	175
Light SA	5	56
MPX Energia SA (c)	9	51
NTPC Ltd.	55	159
Perusahaan Gas Negara PT	1,066	510
Petronas Gas Bhd	61	389
PGE SA	86	507
Power Grid Corp. of India Ltd.	125	264

	Shares/Par (p)	Value
Reliance Infrastructure Ltd.	13	122
Reliance Power Ltd. (c)	47	82
Tata Power Co. Ltd.	88	180
Tauron Polska Energia SA	106	163
Tenaga Nasional Bhd	308	700
Tractebel Energia SA	17	279
YTL Corp. Bhd	492	307
YTL Power International Bhd	268	137

		11,269

Total Common Stocks (cost $338,473)		362,827

PREFERRED STOCKS - 7.8%

CONSUMER DISCRETIONARY - 0.6%
Grupo Televisa SAB	258	1,363
Hyundai Motor Co.	4	251
Hyundai Motor Co.	3	195
Lojas Americanas SA	43	386

		2,195

CONSUMER STAPLES - 0.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	9	407
Cia de Bebidas das Americas	76	3,168
Embotelladora Andina SA, Class B	17	105

		3,680

ENERGY - 1.0%
Petroleo Brasileiro SA	426	4,063

FINANCIALS - 2.4%
Banco Bradesco SA	193	3,310
Banco Davivienda SA	6	84
Banco do Estado do Rio Grande do Sul	15	110
BanColombia SA	33	561
Bradespar SA	22	359
Grupo Aval Acciones y Valores	113	83
Grupo de Inversiones Suramericana SA	9	193
Itau Unibanco Holding SA	231	3,761
Itausa - Investimentos Itau SA	257	1,217

		9,678

INDUSTRIALS - 0.0%
Marcopolo SA	21	131

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	2	1,656

MATERIALS - 1.9%
Braskem SA	11	70
Cemex SAB de CV (e)	1,057	1,041
Gerdau SA	88	767
Grupo Argos SA	12	140
Klabin SA	44	277
LG Chem Ltd.	1	106
Metalurgica Gerdau SA	30	334
Sociedad Quimica y Minera de Chile SA	10	565
Usinas Siderurgicas de Minas Gerais SA, Class A	37	233
Vale SA	204	4,078

		7,611

TELECOMMUNICATION SERVICES - 0.3%
Oi SA	79	319
Telefonica Brasil SA	31	742

		1,061

UTILITIES - 0.3%
AES Tiete SA	12	139
Centrais Eletricas Brasileiras SA	21	106

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Cia Energetica de Minas Gerais	49	542
Cia Energetica de Sao Paulo	16	147
Cia Paranaense de Energia	14	209
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	11	86

		1,229

Total Preferred Stocks (cost $32,937)		31,304

RIGHTS - 0.0%
Latam Airlines Group SA (c)	—	—

Total Rights (cost $0)		—

INVESTMENT COMPANIES - 0.6%
iShares MSCI Emerging Market Index Fund	56	2,487

Total Investment Companies (cost $2,433)		2,487

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	4,290	4,290

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	7,841	7,841

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 03/14/13 (o)	$200	200

Total Short Term Investments (cost $12,331)		12,331

Total Investments - 101.6% (cost $386,174)		408,949
Other Assets and Liabilities, Net - (1.6%)		(6,417)

Total Net Assets - 100.0%		$402,532

JNL/Mellon Capital Management S&P 500 Index Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 11.5%
Abercrombie & Fitch Co. - Class A	11	$508
Amazon.com Inc. (c)	46	11,438
Apollo Group Inc. - Class A (c)	14	286
AutoNation Inc. (c)	5	183
AutoZone Inc. (c)	5	1,683
Bed Bath & Beyond Inc. (c)	29	1,609
Best Buy Co. Inc.	34	402
Big Lots Inc. (c)	8	224
BorgWarner Inc. (c)	14	1,011
Cablevision Systems Corp. - Class A	25	367
Carmax Inc. (c)	29	1,097
Carnival Corp.	55	2,030
CBS Corp. - Class B	74	2,828
Chipotle Mexican Grill Inc. - Class A (c)	4	1,198
Coach Inc.	36	1,971
Comcast Corp. - Class A	332	12,410
D.R. Horton Inc.	34	667
Darden Restaurants Inc.	16	710
Delphi Automotive Plc (c)	36	1,367
DIRECTV (c)	76	3,830
Discovery Communications Inc. - Class A (c)	29	1,853
Dollar General Corp. (c)	33	1,472
Dollar Tree Inc. (c)	29	1,187
Expedia Inc.	12	708
Family Dollar Stores Inc.	12	775
Ford Motor Co.	481	6,230
Fossil Inc. (c)	7	626

	Shares/Par (p)	Value
GameStop Corp. - Class A (e)	15	377
Gannett Co. Inc.	30	531
Gap Inc.	37	1,160
Garmin Ltd. (e)	14	560
Genuine Parts Co.	19	1,232
Goodyear Tire & Rubber Co. (c)	30	411
H&R Block Inc.	34	641
Harley-Davidson Inc.	29	1,416
Harman International Industries Inc.	9	390
Hasbro Inc. (e)	14	515
Home Depot Inc.	187	11,551
International Game Technology	35	490
Interpublic Group of Cos. Inc.	52	572
J.C. Penney Co. Inc. (e)	18	352
Johnson Controls Inc.	87	2,657
Kohl’s Corp.	27	1,158
Leggett & Platt Inc. (e)	18	489
Lennar Corp. - Class A (e)	20	758
Limited Brands Inc.	30	1,425
Lowe’s Cos. Inc.	140	4,963
Macy’s Inc.	51	1,991
Marriott International Inc. - Class A	32	1,183
Mattel Inc.	42	1,547
McDonald’s Corp.	125	11,060
McGraw-Hill Cos. Inc.	35	1,895
Netflix Inc. (c) (e)	7	606
Newell Rubbermaid Inc.	37	826
News Corp. - Class A	251	6,410
Nike Inc. - Class B	93	4,788
Nordstrom Inc.	20	1,063
O’Reilly Automotive Inc. (c)	15	1,340
Omnicom Group Inc.	34	1,683
PetSmart Inc.	14	929
Priceline.com Inc. (c)	6	3,907
Pulte Homes Inc. (c)	43	782
Ralph Lauren Corp. - Class A	8	1,179
Ross Stores Inc.	28	1,510
Scripps Networks Interactive Inc. - Class A	11	645
Staples Inc.	83	945
Starbucks Corp.	92	4,953
Starwood Hotels & Resorts Worldwide Inc.	25	1,432
Target Corp.	83	4,887
Tiffany & Co.	15	864
Time Warner Cable Inc.	38	3,736
Time Warner Inc.	120	5,724
TJX Cos. Inc.	93	3,944
TripAdvisor Inc. (c)	13	564
Urban Outfitters Inc. (c)	13	519
VF Corp.	11	1,684
Viacom Inc. - Class B	59	3,124
Walt Disney Co.	221	11,019
Washington Post Co. - Class B (e)	1	200
Whirlpool Corp.	10	972
Wyndham Worldwide Corp.	18	953
Wynn Resorts Ltd.	10	1,094
Yum! Brands Inc.	58	3,821

		184,097

CONSUMER STAPLES - 10.6%
Altria Group Inc.	256	8,047
Archer-Daniels-Midland Co.	81	2,229
Avon Products Inc.	55	793
Beam Inc.	20	1,198
Brown-Forman Corp. - Class B	19	1,175
Campbell Soup Co. (e)	22	774
Clorox Co.	16	1,184
Coca-Cola Co.	482	17,490
Coca-Cola Enterprises Inc.	36	1,140

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Colgate-Palmolive Co.	56	5,875
ConAgra Foods Inc.	50	1,487
Constellation Brands Inc. - Class A (c)	19	667
Costco Wholesale Corp.	55	5,385
CVS Caremark Corp.	155	7,513
Dean Foods Co. (c)	24	393
Dr. Pepper Snapple Group Inc.	26	1,164
Estee Lauder Cos. Inc. - Class A	30	1,772
General Mills Inc.	82	3,310
Hershey Co.	19	1,352
HJ Heinz Co.	41	2,338
Hormel Foods Corp.	17	519
JM Smucker Co.	14	1,194
Kellogg Co.	31	1,750
Kimberly-Clark Corp.	50	4,208
Kraft Foods Group Inc.	75	3,388
Kroger Co.	63	1,629
Lorillard Inc.	16	1,882
McCormick & Co. Inc.	17	1,075
Mead Johnson Nutrition Co.	25	1,662
Molson Coors Brewing Co. - Class B	20	841
Mondelez International Inc. - Class A	224	5,694
Monster Beverage Corp. (c)	19	1,004
PepsiCo Inc.	193	13,229
Philip Morris International Inc.	209	17,477
Procter & Gamble Co.	342	23,234
Reynolds American Inc.	41	1,697
Safeway Inc. (e)	29	523
Sysco Corp.	74	2,351
Tyson Foods Inc. - Class A	34	664
Wal-Mart Stores Inc.	209	14,266
Walgreen Co.	108	4,005
Whole Foods Market Inc.	21	1,936

		169,514

ENERGY - 11.0%
Anadarko Petroleum Corp.	63	4,685
Apache Corp.	49	3,876
Baker Hughes Inc.	56	2,271
Cabot Oil & Gas Corp. - Class A	26	1,289
Cameron International Corp. (c)	31	1,763
Chesapeake Energy Corp. (e)	66	1,093
Chevron Corp.	245	26,498
ConocoPhillips	153	8,873
Consol Energy Inc.	29	934
Denbury Resources Inc. (c)	49	795
Devon Energy Corp.	47	2,438
Diamond Offshore Drilling Inc. (e)	8	559
Ensco Plc - Class A	29	1,745
EOG Resources Inc.	34	4,118
EQT Corp.	19	1,125
Exxon Mobil Corp.	571	49,445
FMC Technologies Inc. (c)	29	1,251
Halliburton Co.	117	4,062
Helmerich & Payne Inc.	14	757
Hess Corp.	38	1,990
Kinder Morgan Inc.	80	2,810
Marathon Oil Corp.	89	2,733
Marathon Petroleum Corp.	42	2,654
Murphy Oil Corp.	24	1,406
Nabors Industries Ltd. (c)	37	529
National Oilwell Varco Inc.	54	3,678
Newfield Exploration Co. (c)	17	457
Noble Corp.	31	1,086
Noble Energy Inc.	23	2,292
Occidental Petroleum Corp.	102	7,817
Peabody Energy Corp.	34	909
Phillips 66	79	4,204

	Shares/Par (p)	Value
Pioneer Natural Resources Co.	16	1,675
QEP Resources Inc.	22	664
Range Resources Corp.	20	1,249
Rowan Cos. Plc - Class A (c)	15	468
Schlumberger Ltd.	167	11,578
Southwestern Energy Co. (c)	43	1,443
Spectra Energy Corp.	81	2,210
Tesoro Corp.	18	789
Valero Energy Corp.	70	2,383
Williams Cos. Inc.	85	2,770
WPX Energy Inc. (c)	26	385

		175,756

FINANCIALS - 15.5%
ACE Ltd.	43	3,417
AFLAC Inc.	59	3,145
Allstate Corp.	61	2,465
American Express Co.	121	6,971
American International Group Inc. (c)	185	6,546
American Tower Corp.	50	3,856
Ameriprise Financial Inc.	27	1,663
Aon Plc - Class A	41	2,270
Apartment Investment & Management Co. - Class A	18	488
Assurant Inc.	10	353
AvalonBay Communities Inc.	14	1,899
Bank of America Corp.	1,357	15,742
Bank of New York Mellon Corp. (a)	147	3,776
BB&T Corp.	88	2,573
Berkshire Hathaway Inc. - Class B (c)	228	20,474
BlackRock Inc.	16	3,205
Boston Properties Inc.	19	1,972
Capital One Financial Corp.	73	4,248
CBRE Group Inc. - Class A (c)	40	798
Charles Schwab Corp.	139	1,995
Chubb Corp.	34	2,533
Cincinnati Financial Corp.	19	740
Citigroup Inc.	369	14,608
CME Group Inc.	38	1,937
Comerica Inc.	23	699
Discover Financial Services	65	2,518
E*TRADE Financial Corp. (c)	31	280
Equity Residential	40	2,291
Fifth Third Bancorp	117	1,770
First Horizon National Corp.	28	280
Franklin Resources Inc.	17	2,156
Genworth Financial Inc. - Class A (c)	60	448
Goldman Sachs Group Inc.	55	7,019
Hartford Financial Services Group Inc.	53	1,191
HCP Inc.	55	2,465
Health Care REIT Inc.	32	1,961
Host Hotels & Resorts Inc.	89	1,398
Hudson City Bancorp Inc.	63	515
Huntington Bancshares Inc.	110	704
IntercontinentalExchange Inc. (c)	9	1,120
Invesco Ltd.	57	1,476
JPMorgan Chase & Co.	478	21,024
KeyCorp	120	1,013
Kimco Realty Corp. (e)	52	1,003
Legg Mason Inc.	16	401
Leucadia National Corp.	23	555
Lincoln National Corp.	36	927
Loews Corp.	40	1,616
M&T Bank Corp. (e)	15	1,516
Marsh & McLennan Cos. Inc.	69	2,374
MetLife Inc.	134	4,415
Moody’s Corp.	24	1,210
Morgan Stanley	173	3,299

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
NASDAQ OMX Group Inc.	16	392
Northern Trust Corp.	27	1,372
NYSE Euronext	31	981
People’s United Financial Inc.	44	537
Plum Creek Timber Co. Inc.	20	882
PNC Financial Services Group Inc.	67	3,896
Principal Financial Group Inc.	36	1,027
Progressive Corp.	70	1,478
ProLogis Inc.	57	2,079
Prudential Financial Inc.	59	3,139
Public Storage	18	2,643
Regions Financial Corp.	173	1,233
Simon Property Group Inc.	38	6,046
SLM Corp.	59	1,011
State Street Corp.	57	2,692
SunTrust Banks Inc.	67	1,887
T. Rowe Price Group Inc.	32	2,094
Torchmark Corp.	12	638
Travelers Cos. Inc.	48	3,443
U.S. Bancorp	234	7,485
Unum Group	34	717
Ventas Inc.	37	2,420
Vornado Realty Trust	21	1,691
Wells Fargo & Co.	613	20,940
Weyerhaeuser Co.	67	1,854
XL Group Plc	39	979
Zions Bancorp	22	480

		249,354

HEALTH CARE - 12.0%
Abbott Laboratories	198	12,942
Aetna Inc.	43	1,986
Agilent Technologies Inc.	43	1,764
Alexion Pharmaceuticals Inc. (c)	24	2,290
Allergan Inc.	39	3,563
AmerisourceBergen Corp.	31	1,338
Amgen Inc.	97	8,383
Baxter International Inc.	69	4,604
Becton Dickinson & Co.	25	1,932
Biogen Idec Inc. (c)	30	4,374
Boston Scientific Corp. (c)	181	1,037
Bristol-Myers Squibb Co.	206	6,699
Cardinal Health Inc.	42	1,735
CareFusion Corp. (c)	28	797
Celgene Corp. (c)	52	4,128
Cerner Corp. (c)	18	1,386
CIGNA Corp.	36	1,911
Coventry Health Care Inc.	17	779
Covidien Plc	61	3,501
CR Bard Inc.	10	1,001
DaVita HealthCare Partners Inc. (c)	11	1,178
Dentsply International Inc.	18	707
Edwards Lifesciences Corp. (c)	14	1,283
Eli Lilly & Co.	129	6,350
Express Scripts Holding Co. (c)	102	5,519
Forest Laboratories Inc. (c)	29	1,036
Gilead Sciences Inc. (c)	95	7,005
Hospira Inc. (c)	21	662
Humana Inc.	20	1,388
Intuitive Surgical Inc. (c)	5	2,477
Johnson & Johnson	347	24,318
Laboratory Corp. of America Holdings (c)	12	1,031
Life Technologies Corp. (c)	22	1,097
McKesson Corp.	30	2,895
Medtronic Inc.	128	5,242
Merck & Co. Inc.	380	15,563
Mylan Inc. (c)	52	1,428
Patterson Cos. Inc.	10	348

	Shares/Par (p)	Value
PerkinElmer Inc.	14	452
Perrigo Co.	11	1,182
Pfizer Inc.	922	23,112
Quest Diagnostics Inc.	20	1,150
St. Jude Medical Inc.	39	1,402
Stryker Corp.	36	1,985
Tenet Healthcare Corp. (c)	13	419
Thermo Fisher Scientific Inc.	46	2,948
UnitedHealth Group Inc.	127	6,902
Varian Medical Systems Inc. (c)	14	995
Waters Corp. (c)	11	951
Watson Pharmaceuticals Inc. (c)	16	1,363
WellPoint Inc.	37	2,272
Zimmer Holdings Inc.	22	1,479

		192,289

INDUSTRIALS - 10.1%
3M Co.	80	7,442
ADT Corp.	29	1,350
Avery Dennison Corp.	13	463
Boeing Co.	85	6,370
Caterpillar Inc.	82	7,375
CH Robinson Worldwide Inc.	20	1,262
Cintas Corp.	13	544
CSX Corp.	132	2,595
Cummins Inc.	22	2,392
Danaher Corp.	74	4,122
Deere & Co.	49	4,228
Dover Corp.	22	1,475
Dun & Bradstreet Corp.	6	477
Eaton Corp. Plc	59	3,171
Emerson Electric Co.	92	4,860
Equifax Inc.	14	771
Expeditors International of Washington Inc.	27	1,063
Fastenal Co.	34	1,574
FedEx Corp.	36	3,341
Flowserve Corp.	6	932
Fluor Corp.	21	1,214
General Dynamics Corp.	41	2,868
General Electric Co.	1,313	27,558
Honeywell International Inc.	98	6,247
Illinois Tool Works Inc.	54	3,279
Ingersoll-Rand Plc	34	1,638
Iron Mountain Inc.	21	663
Jacobs Engineering Group Inc. (c)	16	693
Joy Global Inc.	14	865
L-3 Communications Holdings Inc.	12	930
Lockheed Martin Corp.	34	3,140
Masco Corp.	46	763
Norfolk Southern Corp.	40	2,480
Northrop Grumman Systems Corp.	31	2,116
PACCAR Inc.	44	1,995
Pall Corp.	14	857
Parker Hannifin Corp.	19	1,592
Pentair Ltd.	26	1,256
Pitney Bowes Inc. (e)	26	274
Precision Castparts Corp.	18	3,480
Quanta Services Inc. (c)	25	693
Raytheon Co.	41	2,369
Republic Services Inc. - Class A	37	1,095
Robert Half International Inc.	18	562
Rockwell Automation Inc.	18	1,489
Rockwell Collins Inc.	18	1,042
Roper Industries Inc.	12	1,386
Ryder System Inc.	6	277
Snap-On Inc.	7	576
Southwest Airlines Co.	96	980
Stanley Black & Decker Inc.	21	1,531

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Stericycle Inc. (c)	10	973
Textron Inc.	34	852
Tyco International Ltd.	58	1,697
Union Pacific Corp.	59	7,369
United Parcel Service Inc. - Class B	89	6,569
United Technologies Corp.	106	8,667
Waste Management Inc.	54	1,833
WW Grainger Inc.	7	1,505
Xylem Inc.	22	603

		161,783

INFORMATION TECHNOLOGY - 18.9%
Accenture Plc - Class A	80	5,324
Adobe Systems Inc. (c)	62	2,347
Advanced Micro Devices Inc. (c) (e)	70	168
Akamai Technologies Inc. (c)	21	879
Altera Corp.	39	1,356
Amphenol Corp. - Class A	20	1,292
Analog Devices Inc.	38	1,597
Apple Inc.	118	62,839
Applied Materials Inc.	154	1,760
Autodesk Inc. (c)	28	979
Automatic Data Processing Inc.	61	3,488
BMC Software Inc. (c)	20	783
Broadcom Corp. - Class A	65	2,162
CA Inc.	42	930
Cisco Systems Inc.	666	13,089
Citrix Systems Inc. (c)	23	1,516
Cognizant Technology Solutions Corp. - Class A (c)	37	2,737
Computer Sciences Corp.	18	736
Corning Inc.	187	2,361
Dell Inc.	180	1,825
eBay Inc. (c)	146	7,458
Electronic Arts Inc. (c)	41	592
EMC Corp. (c)	264	6,692
F5 Networks Inc. (c)	10	979
Fidelity National Information Services Inc.	31	1,074
First Solar Inc. (c) (e)	7	211
Fiserv Inc. (c)	17	1,364
FLIR Systems Inc.	17	382
Google Inc. - Class A (c)	33	23,633
Harris Corp.	13	661
Hewlett-Packard Co.	248	3,536
Intel Corp.	622	12,827
International Business Machines Corp.	133	25,470
Intuit Inc.	34	2,048
Jabil Circuit Inc.	23	443
JDS Uniphase Corp. (c)	29	390
Juniper Networks Inc. (c)	66	1,298
KLA-Tencor Corp.	21	1,015
Lam Research Corp. (c)	23	849
Linear Technology Corp.	28	974
LSI Corp. (c)	65	457
MasterCard Inc. - Class A	14	6,647
Microchip Technology Inc. (e)	25	808
Micron Technology Inc. (c)	122	773
Microsoft Corp.	948	25,347
Molex Inc. (e)	17	468
Motorola Solutions Inc.	36	2,010
NetApp Inc. (c)	45	1,511
Nvidia Corp.	76	935
Oracle Corp.	470	15,661
Paychex Inc.	39	1,230
QUALCOMM Inc.	214	13,301
Red Hat Inc. (c)	24	1,262
SAIC Inc.	35	392
Salesforce.com Inc. (c)	16	2,683

	Shares/Par (p)	Value
SanDisk Corp. (c)	30	1,318
Seagate Technology (e)	44	1,346
Symantec Corp. (c)	87	1,638
TE Connectivity Ltd.	53	1,962
Teradata Corp. (c)	21	1,296
Teradyne Inc. (c)	23	395
Texas Instruments Inc.	139	4,302
Total System Services Inc.	20	423
VeriSign Inc. (c)	20	762
Visa Inc. - Class A	66	9,981
Western Digital Corp.	28	1,180
Western Union Co.	77	1,042
Xerox Corp.	160	1,094
Xilinx Inc.	32	1,161
Yahoo! Inc. (c)	131	2,608

		304,057

MATERIALS - 3.6%
Air Products & Chemicals Inc.	26	2,199
Airgas Inc.	9	793
Alcoa Inc.	130	1,132
Allegheny Technologies Inc.	12	372
Ball Corp.	19	868
Bemis Co. Inc.	13	444
CF Industries Holdings Inc.	8	1,645
Cliffs Natural Resources Inc. (e)	17	656
Dow Chemical Co.	151	4,886
E.I. du Pont de Nemours & Co.	117	5,275
Eastman Chemical Co.	19	1,288
Ecolab Inc.	33	2,368
FMC Corp.	18	1,026
Freeport-McMoRan Copper & Gold Inc.	120	4,096
International Flavors & Fragrances Inc.	10	698
International Paper Co.	54	2,156
LyondellBasell Industries NV - Class A	48	2,723
MeadWestvaco Corp.	22	693
Monsanto Co.	67	6,360
Mosaic Co.	35	1,955
Newmont Mining Corp.	63	2,910
Nucor Corp.	39	1,698
Owens-Illinois Inc. (c)	20	425
PPG Industries Inc.	19	2,616
Praxair Inc.	38	4,120
Sealed Air Corp.	23	397
Sherwin-Williams Co.	11	1,619
Sigma-Aldrich Corp.	15	1,089
United States Steel Corp.	17	407
Vulcan Materials Co.	17	863

		57,777

TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	711	23,967
CenturyLink Inc.	79	3,077
Crown Castle International Corp. (c)	37	2,676
Frontier Communications Corp. (e)	127	543
MetroPCS Communications Inc. (c)	39	385
Sprint Nextel Corp. (c)	371	2,102
Verizon Communications Inc.	359	15,518
Windstream Corp. (e)	75	624

		48,892

UTILITIES - 3.4%
AES Corp.	79	842
AGL Resources Inc.	15	592
Ameren Corp.	31	951
American Electric Power Co. Inc.	61	2,617
CenterPoint Energy Inc.	53	1,015
CMS Energy Corp.	32	777

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Consolidated Edison Inc.	36	2,009
Dominion Resources Inc.	72	3,750
DTE Energy Co.	21	1,270
Duke Energy Corp.	89	5,665
Edison International	40	1,822
Entergy Corp.	23	1,436
Exelon Corp.	108	3,205
FirstEnergy Corp.	52	2,159
Integrys Energy Group Inc.	9	481
NextEra Energy Inc.	53	3,694
NiSource Inc.	37	909
Northeast Utilities	40	1,558
NRG Energy Inc.	40	930
Oneok Inc.	25	1,089
Pepco Holdings Inc. (e)	27	525
PG&E Corp.	54	2,169
Pinnacle West Capital Corp.	14	700
PPL Corp.	72	2,053
Public Service Enterprise Group Inc.	63	1,914
SCANA Corp.	16	737
Sempra Energy	28	1,989
Southern Co.	110	4,724
TECO Energy Inc.	25	425
Wisconsin Energy Corp.	29	1,083
Xcel Energy Inc.	62	1,652

		54,742

Total Common Stocks (cost $1,325,975)		1,598,261

SHORT TERM INVESTMENTS - 0.8%

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	12,904	12,904

Treasury Securities - 0.0%
U.S. Treasury Bill, 0.08%, 03/14/13 (o)	$540	540

Total Short Term Investments (cost $13,444)		13,444

Total Investments - 100.4% (cost $1,339,419)		1,611,705
Other Assets and Liabilities, Net - (0.4%)		(7,159)

Total Net Assets - 100.0%		$1,604,546

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 13.0%
Aaron’s Inc.	58	$1,643
Advance Auto Parts Inc.	60	4,319
Aeropostale Inc. (c)	63	815
AMC Networks Inc. - Class A (c)	46	2,260
American Eagle Outfitters Inc.	146	2,990
Ann Inc. (c)	38	1,292
Ascena Retail Group Inc. (c)	101	1,861
Bally Technologies Inc. (c)	34	1,534
Barnes & Noble Inc. (c) (e)	31	467
Bob Evans Farms Inc.	23	939
Brinker International Inc.	59	1,825
Cabela’s Inc. - Class A (c)	37	1,530
Carter’s Inc. (c)	41	2,306
Cheesecake Factory Inc.	40	1,293
Chico’s FAS Inc.	133	2,457
Cinemark Holdings Inc.	81	2,112
Deckers Outdoor Corp. (c) (e)	29	1,156
DeVry Inc. (e)	46	1,082

	Shares/Par (p)	Value
Dick’s Sporting Goods Inc.	79	3,597
DreamWorks Animation SKG Inc. - Class A (c) (e)	57	949
Foot Locker Inc.	123	3,947
Gentex Corp.	118	2,224
Guess? Inc.	49	1,191
HanesBrands Inc. (c)	80	2,852
HSN Inc.	30	1,628
International Speedway Corp. - Class A	21	580
Jarden Corp. (c)	61	3,130
John Wiley & Sons Inc. - Class A	38	1,493
KB Home (e)	63	997
Lamar Advertising Co. - Class A (c)	46	1,776
Life Time Fitness Inc. (c)	33	1,613
LKQ Corp. (c)	241	5,085
Matthews International Corp. - Class A	21	689
MDC Holdings Inc.	30	1,115
Meredith Corp. (e)	30	1,025
Mohawk Industries Inc. (c)	47	4,270
New York Times Co. - Class A (c)	97	831
NVR Inc. (c)	4	3,431
Office Depot Inc. (c)	229	752
Panera Bread Co. - Class A (c)	23	3,642
Polaris Industries Inc.	52	4,362
PVH Corp.	57	6,368
Regis Corp.	46	783
Rent-A-Center Inc.	47	1,625
Saks Inc. (c) (e)	81	851
Scholastic Corp.	22	642
Scientific Games Corp. - Class A (c)	44	384
Service Corp. International	172	2,380
Signet Jewelers Ltd.	65	3,469
Sotheby’s - Class A (e)	55	1,865
Strayer Education Inc. (e)	9	517
Tempur-Pedic International Inc. (c)	47	1,494
Thor Industries Inc.	36	1,349
Toll Brothers Inc. (c)	122	3,940
Tractor Supply Co.	58	5,094
Tupperware Brands Corp.	45	2,915
Under Armour Inc. - Class A (c) (e)	63	3,055
Valassis Communications Inc. (e)	32	831
Warnaco Group Inc. (c)	33	2,338
Wendy’s Co.	234	1,098
Williams-Sonoma Inc.	71	3,089
WMS Industries Inc. (c)	42	729

		127,876

CONSUMER STAPLES - 3.7%
Church & Dwight Co. Inc.	113	6,063
Energizer Holdings Inc.	50	4,023
Flowers Foods Inc.	94	2,192
Green Mountain Coffee Roasters Inc. (c) (e)	100	4,142
Harris Teeter Supermarkets Inc.	39	1,515
Hillshire Brands Co.	99	2,780
Ingredion Inc.	62	3,999
Lancaster Colony Corp.	16	1,083
Post Holdings Inc. (c)	26	885
Ralcorp Holdings Inc. (c)	45	4,020
Smithfield Foods Inc. (c)	102	2,200
SUPERVALU Inc. (e)	160	396
Tootsie Roll Industries Inc. (e)	17	437
United Natural Foods Inc. (c)	38	2,045
Universal Corp.	19	933

		36,713

ENERGY - 6.0%
Alpha Natural Resources Inc. (c)	174	1,697
Arch Coal Inc. (e)	168	1,230

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Atwood Oceanics Inc. (c)	46	2,127
Bill Barrett Corp. (c)	38	668
CARBO Ceramics Inc. (e)	16	1,224
Cimarex Energy Co.	70	4,040
Dresser-Rand Group Inc. (c)	62	3,461
Dril-Quip Inc. (c)	30	2,172
Energen Corp.	59	2,651
Forest Oil Corp. (c)	98	654
Helix Energy Solutions Group Inc. (c)	77	1,599
HollyFrontier Corp.	164	7,644
Northern Oil and Gas Inc. (c) (e)	51	855
Oceaneering International Inc.	88	4,723
Oil States International Inc. (c)	45	3,190
Patterson-UTI Energy Inc. (e)	121	2,259
Plains Exploration & Production Co. (c)	105	4,930
Quicksilver Resources Inc. (c) (e)	96	275
Rosetta Resources Inc. (c)	43	1,960
SM Energy Co.	53	2,773
Superior Energy Services Inc. (c)	128	2,656
Tidewater Inc.	41	1,820
Unit Corp. (c)	35	1,597
World Fuel Services Corp.	59	2,425

		58,630

FINANCIALS - 21.5%
Affiliated Managers Group Inc. (c)	42	5,435
Alexander & Baldwin Inc. (c)	33	982
Alexandria Real Estate Equities Inc.	51	3,543
Alleghany Corp. (c)	14	4,620
American Campus Communities Inc.	85	3,903
American Financial Group Inc.	62	2,438
Apollo Investment Corp.	167	1,392
Arthur J Gallagher & Co.	101	3,483
Aspen Insurance Holdings Ltd.	57	1,827
Associated Bancorp	138	1,815
Astoria Financial Corp.	63	594
BancorpSouth Inc.	66	958
Bank of Hawaii Corp. (e)	37	1,631
BioMed Realty Trust Inc.	126	2,433
BRE Properties Inc. - Class A	63	3,183
Brown & Brown Inc.	96	2,441
Camden Property Trust	68	4,640
Cathay General Bancorp	58	1,130
CBOE Holdings Inc.	71	2,101
City National Corp.	37	1,847
Commerce Bancshares Inc.	64	2,239
Corporate Office Properties Trust	65	1,628
Cullen/Frost Bankers Inc.	50	2,718
Duke Realty Corp.	220	3,048
East West Bancorp Inc.	115	2,465
Eaton Vance Corp. (e)	94	2,993
Equity One Inc.	48	1,006
Essex Property Trust Inc.	30	4,346
Everest Re Group Ltd.	42	4,585
Federal Realty Investment Trust	52	5,422
Federated Investors Inc. - Class B	76	1,531
Fidelity National Financial Inc. - Class A	171	4,022
First American Financial Corp.	85	2,036
First Niagara Financial Group Inc.	288	2,284
FirstMerit Corp. (e)	90	1,278
Fulton Financial Corp.	160	1,537
Greenhill & Co. Inc. (e)	21	1,101
Hancock Holding Co.	69	2,199
Hanover Insurance Group Inc.	35	1,369
HCC Insurance Holdings Inc.	82	3,055
Highwoods Properties Inc.	62	2,080
Home Properties Inc.	41	2,497
Hospitality Properties Trust	101	2,362

	Shares/Par (p)	Value
International Bancshares Corp.	43	772
Janus Capital Group Inc. (e)	150	1,282
Jefferies Group Inc.	101	1,883
Jones Lang LaSalle Inc.	36	3,015
Kemper Corp.	43	1,274
Liberty Property Trust	96	3,425
Macerich Co.	110	6,436
Mack-Cali Realty Corp.	66	1,725
Mercury General Corp.	29	1,132
MSCI Inc. - Class A (c)	99	3,079
National Retail Properties Inc.	88	2,753
New York Community Bancorp Inc. (e)	357	4,679
Old Republic International Corp.	198	2,111
Omega Healthcare Investors Inc. (e)	89	2,118
Potlatch Corp.	32	1,264
Prosperity Bancshares Inc.	35	1,462
Protective Life Corp.	65	1,872
Raymond James Financial Inc.	91	3,509
Rayonier Inc.	100	5,176
Realty Income Corp. (e)	109	4,366
Regency Centers Corp.	73	3,452
Reinsurance Group of America Inc.	60	3,213
SEI Investments Co.	111	2,579
Senior Housing Properties Trust	144	3,400
Signature Bank (c)	37	2,674
SL Green Realty Corp.	73	5,619
StanCorp Financial Group Inc.	35	1,281
SVB Financial Group (c)	36	2,031
Synovus Financial Corp. (e)	627	1,537
Taubman Centers Inc.	50	3,954
TCF Financial Corp.	129	1,571
Trustmark Corp.	52	1,162
UDR Inc.	204	4,840
Valley National Bancorp (e)	157	1,462
Waddell & Reed Financial Inc. - Class A (e)	69	2,388
Washington Federal Inc.	84	1,413
Webster Financial Corp.	67	1,376
Weingarten Realty Investors	91	2,437
Westamerica Bancorp (e)	22	950
WR Berkley Corp.	89	3,368

		212,237

HEALTH CARE - 9.2%
Allscripts-Misys Healthcare Solutions Inc. (c)	137	1,287
Bio-Rad Laboratories Inc. - Class A (c)	16	1,728
Charles River Laboratories International Inc. (c)	40	1,495
Community Health Systems Inc.	72	2,222
Cooper Cos. Inc.	39	3,606
Covance Inc. (c)	44	2,546
Endo Pharmaceuticals Holdings Inc. (c)	93	2,435
Health Management Associates Inc. - Class A (c)	204	1,902
Health Net Inc. (c)	66	1,613
Henry Schein Inc. (c)	71	5,740
Hill-Rom Holdings Inc.	50	1,411
HMS Holdings Corp. (c)	71	1,830
Hologic Inc. (c)	215	4,314
Idexx Laboratories Inc. (c)	45	4,156
LifePoint Hospitals Inc. (c)	39	1,466
Masimo Corp.	41	865
MEDNAX Inc. (c)	41	3,224
Mettler-Toledo International Inc. (c)	25	4,806
Omnicare Inc.	90	3,232
Owens & Minor Inc. (e)	51	1,445
Regeneron Pharmaceuticals Inc. (c)	61	10,408
ResMed Inc. (e)	116	4,804
STERIS Corp.	46	1,600
Techne Corp.	28	1,934

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Teleflex Inc.	33	2,380
Thoratec Corp. (c)	47	1,754
United Therapeutics Corp. (c)	39	2,099
Universal Health Services Inc. - Class B	72	3,474
VCA Antech Inc. (c)	70	1,470
Vertex Pharmaceuticals Inc. (c)	175	7,351
WellCare Health Plans Inc. (c)	34	1,668

		90,265

INDUSTRIALS - 16.9%
Acuity Brands Inc. (e)	34	2,330
AECOM Technology Corp. (c)	88	2,097
AGCO Corp. (c)	79	3,888
Alaska Air Group Inc. (c)	58	2,482
Alliant Techsystems Inc.	27	1,659
AMETEK Inc.	197	7,405
B/E Aerospace Inc. (c)	85	4,182
Brink’s Co.	38	1,083
Carlisle Cos. Inc.	51	3,000
CLARCOR Inc.	40	1,909
Clean Harbors Inc. (c)	43	2,356
Con-Way Inc.	45	1,240
Copart Inc. (c)	86	2,541
Corporate Executive Board Co.	28	1,305
Corrections Corp. of America	82	2,895
Crane Co.	39	1,820
Deluxe Corp.	41	1,313
Donaldson Co. Inc.	109	3,596
Esterline Technologies Corp. (c)	25	1,564
Exelis Inc.	149	1,676
Fortune Brands Home & Security Inc. (c)	131	3,824
FTI Consulting Inc. (c) (e)	34	1,112
Gardner Denver Inc.	40	2,722
GATX Corp.	37	1,615
General Cable Corp. (c)	39	1,197
Genesee & Wyoming Inc. - Class A (c)	35	2,692
Graco Inc.	49	2,544
Granite Construction Inc.	28	942
Harsco Corp.	66	1,554
Herman Miller Inc.	47	1,002
HNI Corp.	36	1,084
Hubbell Inc. - Class B	44	3,681
Huntington Ingalls Industries Inc.	39	1,708
IDEX Corp.	67	3,101
ITT Corp.	74	1,726
JB Hunt Transport Services Inc.	74	4,399
JetBlue Airways Corp. (c)	177	1,008
Kansas City Southern	89	7,463
KBR Inc.	120	3,590
Kennametal Inc.	65	2,616
Kirby Corp. (c)	46	2,821
Landstar System Inc.	38	2,002
Lennox International Inc.	37	1,930
Lincoln Electric Holdings Inc.	68	3,316
Manpower Inc.	64	2,701
Matson Inc.	34	835
Mine Safety Appliances Co.	25	1,054
MSC Industrial Direct Co. - Class A	38	2,854
Nordson Corp.	46	2,905
Oshkosh Corp. (c)	75	2,219
Regal-Beloit Corp.	36	2,538
Rollins Inc.	54	1,190
RR Donnelley & Sons Co. (e)	146	1,314
Shaw Group Inc. (c)	54	2,511
SPX Corp.	41	2,902
Terex Corp. (c)	88	2,467
Timken Co.	65	3,089
Towers Watson & Co. - Class A	47	2,624

	Shares/Par (p)	Value
Trinity Industries Inc.	65	2,313
Triumph Group Inc.	41	2,660
United Rentals Inc. (c)	76	3,443
URS Corp.	63	2,465
UTi Worldwide Inc.	85	1,143
Valmont Industries Inc.	19	2,608
Wabtec Corp.	39	3,416
Waste Connections Inc.	100	3,393
Watsco Inc.	24	1,763
Werner Enterprises Inc.	37	797
Woodward Governor Co.	48	1,827

		167,021

INFORMATION TECHNOLOGY - 15.1%
ACI Worldwide Inc. (c)	32	1,386
Acxiom Corp. (c)	59	1,029
ADTRAN Inc. (e)	50	986
Advent Software Inc. (c)	24	520
Alliance Data Systems Corp. (c)	41	5,874
Ansys Inc. (c)	75	5,057
AOL Inc.	68	2,010
Arrow Electronics Inc. (c)	86	3,279
Atmel Corp. (c)	353	2,309
Avnet Inc. (c)	112	3,414
Broadridge Financial Solutions Inc.	99	2,272
Cadence Design Systems Inc. (c)	224	3,028
Ciena Corp. (c)	82	1,295
Compuware Corp. (c)	176	1,918
Concur Technologies Inc. (c) (e)	37	2,484
Convergys Corp.	91	1,497
CoreLogic Inc. (c)	79	2,128
Cree Inc. (c) (e)	95	3,216
Cypress Semiconductor Corp.	108	1,173
Diebold Inc.	50	1,535
DST Systems Inc.	24	1,471
Equinix Inc. (c)	39	8,073
FactSet Research Systems Inc. (e)	33	2,936
Fair Isaac Corp.	28	1,181
Fairchild Semiconductor International Inc. (c)	101	1,461
Gartner Inc. - Class A (c)	76	3,502
Global Payments Inc.	64	2,915
Informatica Corp. (c)	89	2,686
Ingram Micro Inc. - Class A (c)	121	2,049
Integrated Device Technology Inc. (c)	119	869
InterDigital Inc.	34	1,384
International Rectifier Corp. (c)	55	973
Intersil Corp. - Class A	102	848
Itron Inc. (c)	31	1,394
Jack Henry & Associates Inc.	69	2,720
Lender Processing Services Inc.	67	1,655
Lexmark International Inc. - Class A (e)	52	1,214
Mantech International Corp. - Class A (e)	18	459
MEMC Electronic Materials Inc. (c)	176	565
Mentor Graphics Corp. (c)	76	1,297
MICROS Systems Inc. (c)	65	2,774
Monster Worldwide Inc. (c) (e)	92	517
National Instruments Corp.	77	1,986
NCR Corp. (c)	130	3,305
NeuStar Inc. - Class A (c)	54	2,275
Parametric Technology Corp. (c)	95	2,135
Plantronics Inc.	34	1,253
Polycom Inc. (c)	142	1,485
QLogic Corp. (c)	78	760
Rackspace Hosting Inc. (c)	88	6,550
RF Micro Devices Inc. (c)	223	1,000
Riverbed Technology Inc. (c)	130	2,569
Rovi Corp. (c)	84	1,300
Semtech Corp. (c)	54	1,567

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Silicon Laboratories Inc. (c)	30	1,272
Skyworks Solutions Inc. (c)	155	3,155
SolarWinds Inc. (c)	50	2,603
Solera Holdings Inc.	56	2,987
Synopsys Inc. (c)	121	3,866
Tech Data Corp. (c)	31	1,411
Tellabs Inc.	289	660
TIBCO Software Inc. (c)	125	2,761
Trimble Navigation Ltd. (c)	102	6,112
ValueClick Inc. (c)	59	1,150
VeriFone Holdings Inc. (c)	88	2,609
Vishay Intertechnology Inc. (c)	104	1,109
WEX Inc. (c)	31	2,327
Zebra Technologies Corp. - Class A (c)	42	1,663

		149,223

MATERIALS - 7.1%
Albemarle Corp.	73	4,526
AptarGroup Inc.	54	2,591
Ashland Inc.	59	4,781
Cabot Corp.	47	1,874
Carpenter Technology Corp.	35	1,806
Commercial Metals Co.	93	1,376
Compass Minerals International Inc.	26	1,966
Cytec Industries Inc.	38	2,587
Domtar Corp.	29	2,398
Greif Inc. - Class A	24	1,079
Intrepid Potash Inc.	42	900
Louisiana-Pacific Corp. (c)	113	2,178
Martin Marietta Materials Inc. (e)	37	3,523
Minerals Technologies Inc.	28	1,136
NewMarket Corp.	9	2,298
Olin Corp.	66	1,417
Packaging Corp. of America	80	3,079
Reliance Steel & Aluminum Co.	61	3,810
Rock-Tenn Co. - Class A	58	4,026
Royal Gold Inc.	53	4,277
RPM International Inc.	108	3,157
Scotts Miracle-Gro Co. - Class A	31	1,344
Sensient Technologies Corp.	41	1,455
Silgan Holdings Inc.	39	1,639
Sonoco Products Co.	82	2,441
Steel Dynamics Inc.	179	2,459
Valspar Corp.	69	4,289
Worthington Industries Inc.	43	1,107

		69,519

TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	83	1,828
tw telecom inc. (c)	123	3,134

		4,962

UTILITIES - 4.8%
Alliant Energy Corp.	90	3,967
Aqua America Inc.	114	2,896
Atmos Energy Corp.	74	2,583
Black Hills Corp.	35	1,281
Cleco Corp.	48	1,938
Great Plains Energy Inc.	125	2,536
Hawaiian Electric Industries Inc.	79	1,994
IDACORP Inc.	40	1,730
MDU Resources Group Inc.	154	3,268
National Fuel Gas Co.	68	3,440
NV Energy Inc.	192	3,487
OGE Energy Corp.	80	4,520
PNM Resources Inc.	65	1,340
Questar Corp.	141	2,793
UGI Corp.	92	2,999

	Shares/Par (p)	Value
Vectren Corp.	67	1,973
Westar Energy Inc.	103	2,947
WGL Holdings Inc.	41	1,609

		47,301

Total Common Stocks (cost $848,684)		963,747

SHORT TERM INVESTMENTS - 7.9%

Investment Company - 2.3%
JNL Money Market Fund, 0.06% (a) (h)	23,180	23,180

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	53,869	53,869

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 03/14/13 (o)	$1,060	1,060

Total Short Term Investments (cost $78,109)		78,109

Total Investments - 105.7% (cost $926,793)		1,041,856
Other Assets and Liabilities, Net - (5.7%)		(56,344)

Total Net Assets - 100.0%		$985,512

JNL/Mellon Capital Management Small Cap Index Fund

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 13.8%
1-800-Flowers.com Inc. - Class A (c)	26	$94
Aeropostale Inc. (c)	71	924
AFC Enterprises Inc. (c)	21	555
America’s Car-Mart Inc. (c)	7	268
American Axle & Manufacturing Holdings Inc. (c)	60	675
American Greetings Corp. - Class A (e)	29	497
American Public Education Inc. (c) (e)	15	551
Ameristar Casinos Inc.	29	766
Ann Inc. (c)	42	1,433
Arbitron Inc.	23	1,063
Arctic Cat Inc. (c)	11	358
Asbury Automotive Group Inc. (c)	24	767
Ascent Capital Group Inc. (c)	12	763
Barnes & Noble Inc. (c) (e)	25	384
Bassett Furniture Industries Inc.	9	113
Beasley Broadcasting Group Inc. - Class A	3	14
Beazer Homes USA Inc. (c) (e)	22	369
Bebe Stores Inc.	30	119
Belo Corp. - Class A	79	606
Big 5 Sporting Goods Corp.	16	215
Biglari Holdings Inc. (c)	1	394
BJ’s Restaurants Inc. (c)	22	725
Black Diamond Inc. (c)	17	139
Bloomin’ Brands Inc. (c)	17	265
Blue Nile Inc. (c) (e)	11	431
Bluegreen Corp. (c)	15	138
Blyth Inc. (e)	8	132
Bob Evans Farms Inc.	25	1,006
Body Central Corp. (c)	13	130
Bon-Ton Stores Inc. (e)	13	161
Boyd Gaming Corp. (c) (e)	50	334
Bravo Brio Restaurant Group Inc. (c)	16	221
Bridgepoint Education Inc. (c) (e)	14	149
Brown Shoe Co. Inc.	37	685
Brunswick Corp.	79	2,296
Buckle Inc. (e)	24	1,080
Buffalo Wild Wings Inc. (c)	16	1,175

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Cabela’s Inc. - Class A (c)	41	1,725
Caesars Entertainment Corp. (c) (e)	31	217
CafePress Inc. (c) (e)	4	21
Callaway Golf Co.	54	352
Capella Education Co. (c)	12	340
Career Education Corp. (c)	42	146
Caribou Coffee Co. Inc. (c)	20	320
Carmike Cinemas Inc. (c)	14	213
Carriage Services Inc.	13	151
Carrol’s Restaurant Group Inc. (c)	11	67
Casual Male Retail Group Inc. (c)	39	163
Cato Corp. - Class A	24	661
Cavco Industries Inc. (c)	6	292
CEC Entertainment Inc.	15	512
Central European Media Entertainment Ltd. - Class A (c) (e)	30	184
Cheesecake Factory Inc.	47	1,533
Cherokee Inc.	8	109
Childrens Place Retail Stores Inc. (c)	21	921
Churchill Downs Inc.	12	777
Chuy’s Holdings Inc. (c)	6	144
Citi Trends Inc. (c)	15	204
Coinstar Inc. (c) (e)	27	1,417
Collectors Universe Inc. (e)	4	43
Columbia Sportswear Co. (e)	10	552
Conn’s Inc. (c) (e)	14	438
Cooper Tire & Rubber Co.	54	1,377
Core-Mark Holding Co. Inc.	10	458
Corinthian Colleges Inc. (c) (e)	76	184
Cracker Barrel Old Country Store Inc.	17	1,102
Crocs Inc. (c)	78	1,125
Crown Media Holdings Inc. - Class A (c) (e)	31	57
CSS Industries Inc.	10	213
Culp Inc.	7	105
Cumulus Media Inc. - Class A (c) (e)	59	158
Daily Journal Corp. (c) (e)	1	72
Dana Holding Corp.	131	2,039
Del Frisco’s Restaurant Group Inc. (c)	4	65
Delta Apparel Inc. (c)	7	95
Denny’s Corp. (c)	88	430
Destination Maternity Corp.	13	273
Digital Generation Inc. (c) (e)	26	282
DineEquity Inc. (c)	14	917
Domino’s Pizza Inc.	51	2,228
Dorman Products Inc.	21	750
Drew Industries Inc.	16	525
Education Management Corp. (c) (e)	21	94
Einstein Noah Restaurant Group Inc.	5	59
Entercom Communications Corp. - Class A (c)	22	156
Entravision Communications Corp. -Class A	42	70
Ethan Allen Interiors Inc.	22	565
EW Scripps Co. - Class A (c)	26	281
Exide Technologies (c)	69	237
Express Inc. (c)	78	1,180
Federal-Mogul Corp. (c)	15	119
Fiesta Restaurant Group Inc. (c)	14	215
Fifth & Pacific Co. Inc. (c)	95	1,181
Finish Line Inc. - Class A	44	841
Fisher Communications Inc.	8	206
Five Below Inc. (c) (e)	10	320
Flexsteel Industries Inc.	4	77
Francesca’s Holdings Corp. (c) (e)	31	810
Fred’s Inc. - Class A	32	428
Frisch’s Restaurants Inc.	3	47
Fuel Systems Solutions Inc. (c)	14	209
G-III Apparel Group Ltd. (c)	15	503
Genesco Inc. (c)	21	1,171
Gentherm Inc. (c)	26	349

	Shares/Par (p)	Value
Global Sources Ltd. (c)	15	99
Gordman’s Stores Inc. (c)	7	103
Grand Canyon Education Inc. (c)	35	810
Group 1 Automotive Inc.	20	1,236
Harte-Hanks Inc.	38	223
Haverty Furniture Cos. Inc.	17	272
Helen of Troy Ltd. (c)	28	946
hhgregg Inc. (c) (e)	12	83
Hibbett Sports Inc. (c)	23	1,210
Hillenbrand Inc.	48	1,088
Hooker Furniture Corp.	9	126
Hot Topic Inc. (e)	36	347
Hovnanian Enterprises Inc. - Class A (c) (e)	89	625
HSN Inc.	31	1,727
Iconix Brand Group Inc. (c)	62	1,378
Ignite Restaurant Group Inc. (c)	5	69
International Speedway Corp. - Class A	23	649
Interval Leisure Group Inc.	33	642
iRobot Corp. (c)	24	446
Isle of Capri Casinos Inc. (c)	19	107
Jack in the Box Inc. (c)	39	1,104
Jakks Pacific Inc. (e)	21	266
Jamba Inc. (c)	62	140
Johnson Outdoors Inc. - Class A (c)	4	86
Jos. A. Bank Clothiers Inc. (c)	24	1,032
Journal Communications Inc. - Class A (c)	41	224
K-Swiss Inc. - Class A (c) (e)	23	77
K12 Inc. (c) (e)	24	483
Kayak Software Corp. - Class A (c) (e)	4	147
KB Home (e)	67	1,062
Kirkland’s Inc. (c)	12	130
Krispy Kreme Doughnuts Inc. (c)	53	493
La-Z-Boy Inc.	45	635
Leapfrog Enterprises Inc. - Class A (c)	44	380
Libbey Inc. (c)	18	341
Life Time Fitness Inc. (c)	38	1,866
LifeLock Inc. (c) (e)	15	122
Lifetime Brands Inc.	8	88
LIN Television Corp. - Class A (c)	26	196
Lincoln Educational Services Corp.	18	102
Lions Gate Entertainment Corp. (c)	74	1,211
Lithia Motors Inc. - Class A	19	713
Live Nation Inc. (c)	122	1,136
Luby’s Inc. (c)	16	108
Lumber Liquidators Holdings Inc. (c) (e)	24	1,294
M/I Homes Inc. (c)	19	505
Mac-Gray Corp.	11	134
Maidenform Brands Inc. (c)	21	402
Marcus Corp.	16	201
Marine Products Corp.	6	32
MarineMax Inc. (c)	17	151
Marriott Vacations Worldwide Corp. (c)	24	990
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	66
Matthews International Corp. - Class A	25	795
Mattress Firm Holding Corp. (c) (e)	9	218
McClatchy Co. - Class A (c) (e)	53	173
MDC Holdings Inc.	33	1,222
MDC Partners Inc.	22	247
Men’s Wearhouse Inc.	44	1,378
Meredith Corp. (e)	32	1,111
Meritage Homes Corp. (c)	26	981
Modine Manufacturing Co. (c)	43	352
Monarch Casino & Resort Inc. (c)	9	96
Monro Muffler Brake Inc. (e)	28	967
Morgans Hotel Group Co. (c)	21	117
Movado Group Inc.	16	491
MTR Gaming Group Inc. (c)	18	76

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Multimedia Games Inc. (c)	23	340
Nathan’s Famous Inc. (c)	2	72
National American University Holdings Inc.	10	38
National CineMedia Inc.	50	713
New York & Co. Inc. (c)	25	96
New York Times Co. - Class A (c)	118	1,010
Nexstar Broadcasting Group Inc. - Class A (c)	11	114
NutriSystem Inc. (e)	28	229
Office Depot Inc. (c)	249	818
OfficeMax Inc.	78	759
Orbitz Worldwide Inc. (c)	14	39
Orchard Supply Hardware Stores Corp. - Class A (c) (e)	2	11
Orient-Express Hotels Ltd. - Class A (c)	84	977
Outdoor Channel Holdings Inc.	12	94
Overstock.com Inc. (c) (e)	10	140
Oxford Industries Inc.	12	564
Papa John’s International Inc. (c)	16	863
Penske Auto Group Inc.	38	1,138
Pep Boys-Manny Moe & Jack	46	455
Perfumania Holdings Inc. (c)	4	20
Perry Ellis International Inc.	11	224
PetMed Express Inc. (e)	20	222
Pier 1 Imports Inc.	84	1,684
Pinnacle Entertainment Inc. (c)	54	858
Pool Corp.	41	1,742
Premier Exhibitions Inc. (c)	21	56
Quicksilver Inc. (c)	117	498
RadioShack Corp. (e)	80	169
ReachLocal Inc. (c)	9	111
Reading International Inc. - Class A (c)	13	81
Red Lion Hotels Corp. (c) (e)	11	86
Red Robin Gourmet Burgers Inc. (c)	13	465
Regis Corp.	50	838
Rent-A-Center Inc.	53	1,806
Rentrak Corp. (c)	8	148
Restoration Hardware Holdings Inc. (c) (e)	5	155
RG Barry Corp.	7	104
Ruby Tuesday Inc. (c)	57	448
Rue21 Inc. (c)	14	393
Ruth’s Hospitality Group Inc. (c)	34	245
Ryland Group Inc.	39	1,416
Ryman Hospitality Properties	28	1,067
Saga Communications Inc. - Class A	3	153
Saks Inc. (c) (e)	98	1,030
Salem Communications Corp. - Class A	8	44
Scholastic Corp.	22	663
Scientific Games Corp. - Class A (c)	46	398
Sealy Corp. (c) (e)	37	81
Select Comfort Corp. (c)	49	1,288
SHFL Entertainment Inc. (c)	50	718
Shiloh Industries Inc.	5	47
Shoe Carnival Inc.	13	265
Shutterfly Inc. (c) (e)	31	934
Shutterstock Inc. (c)	4	112
Sinclair Broadcast Group Inc. - Class A	44	555
Six Flags Entertainment Corp.	35	2,146
Skechers U.S.A. Inc. - Class A (c)	34	632
Skullcandy Inc. (c) (e)	13	102
Smith & Wesson Holding Corp. (c) (e)	55	463
Sonic Automotive Inc. - Class A	35	741
Sonic Corp. (c) (e)	54	559
Sotheby’s - Class A	60	2,014
Spartan Motors Inc.	31	151
Speedway Motorsports Inc.	9	162
Stage Stores Inc.	28	684
Standard Motor Products Inc.	18	406
Standard-Pacific Corp. (c)	101	745

	Shares/Par (p)	Value
Stein Mart Inc.	22	163
Steiner Leisure Ltd. (c)	14	664
Steinway Musical Instruments Inc. (c)	5	114
Steven Madden Ltd. (c)	34	1,441
Stewart Enterprises Inc. - Class A	68	519
Stoneridge Inc. (c)	22	110
Strayer Education Inc. (e)	11	601
Sturm Ruger & Co. Inc. (e)	17	781
Superior Industries International Inc.	20	407
Systemax Inc.	8	80
Teavana Holdings Inc. (c) (e)	9	138
Tenneco Inc. (c)	53	1,850
Texas Roadhouse Inc. - Class A	54	901
The Jones Group Inc. (e)	71	782
Tilly’s Inc. - Class A (c)	7	100
Tower International Inc. (c)	5	37
Town Sports International Holdings Inc.	20	212
True Religion Apparel Inc.	23	593
Tuesday Morning Corp. (c)	39	243
Tumi Holdings Inc. (c) (e)	19	395
U.S. Auto Parts Network Inc. (c)	9	16
Unifi Inc. (c)	13	173
Universal Electronics Inc. (c)	13	244
Universal Technical Institute Inc.	19	189
Vail Resorts Inc.	31	1,688
Valassis Communications Inc. (e)	34	879
Value Line Inc. (e)	1	6
Vera Bradley Inc. (c) (e)	18	462
Vitacost.com Inc. (c) (e)	18	120
Vitamin Shoppe Inc. (c)	26	1,466
VOXX International Corp. - Class A (c)	15	101
Warnaco Group Inc. (c)	36	2,592
West Marine Inc. (c)	13	144
Wet Seal Inc. - Class A (c) (e)	74	204
Weyco Group Inc.	7	153
Winmark Corp.	2	104
Winnebago Industries Inc. (c)	26	447
WMS Industries Inc. (c)	49	864
Wolverine World Wide Inc.	43	1,766
World Wrestling Entertainment Inc. - Class A	23	181
Zagg Inc. (c) (e)	22	161
Zumiez Inc. (c) (e)	18	357

		148,244

CONSUMER STAPLES - 3.5%
Alico Inc.	3	117
Alliance One International Inc. (c)	72	263
Andersons Inc.	17	717
Annie’s Inc. (c) (e)	4	134
Arden Group Inc. - Class A (e)	1	82
B&G Foods Inc.	47	1,321
Boston Beer Co. Inc. - Class A (c) (e)	7	919
Cal-Maine Foods Inc.	13	526
Calavo Growers Inc. (e)	11	268
Casey’s General Stores Inc.	34	1,791
Central European Distribution Corp. (c) (e)	59	128
Central Garden & Pet Co. - Class A (c)	35	361
Chefs’ Warehouse Inc. (c)	8	134
Chiquita Brands International Inc. (c)	42	343
Coca-Cola Bottling Co.	4	262
Craft Brewers Alliance Inc. (c)	7	43
Darling International Inc. (c)	104	1,670
Diamond Foods Inc. (e)	19	258
Dole Food Co. Inc. (c)	32	362
Elizabeth Arden Inc. (c)	22	974
Farmer Bros. Co. (c)	7	105
Female Health Co. (e)	16	117
Fresh Del Monte Produce Inc.	33	866

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Griffin Land & Nurseries Inc. - Class A	2	58
Hain Celestial Group Inc. (c)	33	1,768
Harbinger Group Inc. (c)	39	297
Harris Teeter Supermarkets Inc.	38	1,469
Ingles Markets Inc. - Class A	11	195
Inter Parfums Inc.	14	274
Inventure Foods Inc. (c)	10	68
J&J Snack Foods Corp.	13	848
John B. Sanfilippo & Son Inc.	6	116
Lancaster Colony Corp.	16	1,113
Lifeway Foods Inc. (e)	2	20
Limoneira Co.	7	143
Medifast Inc. (c)	12	324
Nash Finch Co.	10	223
National Beverage Corp.	11	155
Natural Grocers by Vitamin Cottage Inc. (c)	7	138
Nature’s Sunshine Products Inc.	10	147
Nutraceutical International Corp.	8	125
Oil-Dri Corp. of America	4	118
Omega Protein Corp. (c)	16	97
Orchids Paper Products Co.	5	93
Pantry Inc. (c)	19	229
Pilgrim’s Pride Corp. (c)	55	401
Post Holdings Inc. (c)	23	789
Prestige Brands Holdings Inc. (c)	45	901
PriceSmart Inc.	16	1,219
Revlon Inc. - Class A (c)	9	126
Rite Aid Corp. (c)	570	776
Roundy’s Inc. (e)	15	66
Sanderson Farms Inc.	20	942
Seneca Foods Corp. - Class A (c)	8	250
Smart Balance Inc. (c)	53	685
Snyders-Lance Inc.	39	929
Spartan Stores Inc.	18	274
Spectrum Brands Holdings Inc.	20	891
Star Scientific Inc. (c) (e)	127	340
SUPERVALU Inc. (e)	178	440
Susser Holdings Corp. (c)	10	357
Synutra International Inc. (c) (e)	14	63
Tootsie Roll Industries Inc. (e)	21	535
TreeHouse Foods Inc. (c)	31	1,625
United Natural Foods Inc. (c)	43	2,311
Universal Corp.	20	1,013
USANA Health Sciences Inc. (c) (e)	5	165
Vector Group Ltd. (e)	48	713
Village Super Market Inc. - Class A	7	224
WD-40 Co. (e)	14	676
Weis Markets Inc.	10	385
Westway Group Inc. (c)	10	65

		36,940

ENERGY - 5.9%
Abraxas Petroleum Corp. (c) (e)	66	145
Adams Resources & Energy Inc.	2	59
Alon USA Energy Inc.	9	159
Amyris Inc. (c) (e)	24	76
Apco Oil And Gas International Inc.	8	96
Approach Resources Inc. (c) (e)	29	730
Arch Coal Inc. (e)	184	1,348
Basic Energy Services Inc. (c) (e)	29	328
Berry Petroleum Co. - Class A	46	1,558
Bill Barrett Corp. (c)	41	735
Bolt Technology Corp.	7	98
Bonanza Creek Energy Inc. (c) (e)	9	261
BPZ Resources Inc. (c) (e)	87	274
Bristow Group Inc.	31	1,665
C&J Energy Services Inc. (c)	40	856
Cal Dive International Inc. (c) (e)	78	134

	Shares/Par (p)	Value
Callon Petroleum Co. (c)	36	168
Carrizo Oil & Gas Inc. (c)	36	744
Ceres Inc. (c) (e)	4	20
Clayton Williams Energy Inc. (c)	5	190
Clean Energy Fuels Corp. (c) (e)	59	738
Cloud Peak Energy Inc. (c)	52	1,014
Comstock Resources Inc. (c)	43	656
Contango Oil & Gas Co.	11	469
Crimson Exploration Inc. (c)	20	56
Crosstex Energy Inc.	37	532
CVR Energy Inc. (c)	15	716
Dawson Geophysical Co. (c)	8	201
Delek US Holdings Inc.	16	395
Diamondback Energy Inc. (c)	12	228
Dril-Quip Inc. (c)	35	2,591
Emerald Oil Inc. (c)	19	101
Endeavour International Corp. (c) (e)	38	196
Energy XXI Bermuda Ltd.	70	2,243
EPL Oil & Gas Inc. (c)	24	546
Evolution Petroleum Corp. (c)	14	111
Exterran Holdings Inc. (c)	58	1,264
Forbes Energy Services Ltd. (c)	12	30
Forest Oil Corp. (c)	106	709
Forum Energy Technologies Inc. (c)	19	481
Frontline Ltd. (c) (e)	51	166
FX Energy Inc. (c)	45	187
GasLog Ltd.	19	235
Gastar Exploration Ltd. (c)	45	55
Geospace Technologies Corp. (c)	11	986
Gevo Inc. (c) (e)	30	46
Global Geophysical Services Inc. (c)	15	58
Goodrich Petroleum Corp. (c) (e)	22	206
Green Plains Renewable Energy Inc. (c) (e)	20	159
Gulf Island Fabrication Inc.	12	294
Gulfmark Offshore Inc. - Class A	23	796
Gulfport Energy Corp. (c)	48	1,845
Halcon Resources Corp. (c)	96	665
Hallador Energy Co.	6	53
Harvest Natural Resources Inc. (c) (e)	31	277
Heckmann Corp. (c) (e)	119	479
Helix Energy Solutions Group Inc. (c)	94	1,930
Hercules Offshore Inc. (c)	138	851
Hornbeck Offshore Services Inc. (c)	31	1,057
ION Geophysical Corp. (c)	116	753
Isramco Inc. (c)	1	101
Key Energy Services Inc. (c)	132	917
KiOR Inc. - Class A (c) (e)	21	136
Knightsbridge Tankers Ltd.	22	115
Kodiak Oil & Gas Corp. (c)	233	2,061
Lufkin Industries Inc.	29	1,694
Magnum Hunter Resources Corp. (c) (e)	128	511
Matador Resources Co. (c)	11	87
Matrix Service Co. (c)	22	248
McMoRan Exploration Co. (c) (e)	89	1,421
Midstates Petroleum Co. Inc. (c)	19	133
Miller Energy Resources Inc. (c) (e)	33	132
Mitcham Industries Inc. (c)	11	150
Natural Gas Services Group Inc. (c)	12	189
Newpark Resources Inc. (c)	76	597
Nordic American Tankers Ltd. (e)	45	390
Northern Oil and Gas Inc. (c) (e)	57	955
Oasis Petroleum Inc. (c)	71	2,245
Panhandle Oil and Gas Inc. - Class A	6	162
Parker Drilling Co. (c)	100	458
PDC Energy Inc. (c)	27	889
Penn Virginia Corp.	53	233
PetroQuest Energy Inc. (c)	48	239
PHI Inc. (c)	11	373

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Pioneer Energy Services Corp. (c)	52	379
Quicksilver Resources Inc. (c) (e)	103	295
Renewable Energy Group Inc. (c) (e)	6	32
Rentech Inc.	194	510
Resolute Energy Corp. (c) (e)	45	362
Rex Energy Corp. (c)	38	498
Rex Stores Corp. (c)	6	113
RigNet Inc. (c)	10	203
Rosetta Resources Inc. (c)	47	2,121
Sanchez Energy Corp. (c) (e)	9	169
Saratoga Resources Inc. (c) (e)	15	52
Scorpio Tankers Inc. (c)	48	345
SemGroup Corp. - Class A (c)	36	1,419
Ship Finance International Ltd. (e)	41	688
Solazyme Inc. (c) (e)	26	207
Stone Energy Corp. (c)	42	871
Swift Energy Co. (c)	37	569
Synergy Resources Corp. (c)	31	169
Targa Resources Corp.	25	1,333
Teekay Tankers Ltd. - Class A	54	158
Tesco Corp. (c)	28	323
Tetra Technologies Inc. (c)	71	535
TGC Industries Inc.	12	96
Triangle Petroleum Corp. (c) (e)	40	238
Uranerz Energy Corp. (c) (e)	55	76
Uranium Energy Corp. (c) (e)	76	196
VAALCO Energy Inc. (c)	52	447
Vantage Drilling Co. (c) (e)	173	317
W&T Offshore Inc.	29	468
Warren Resources Inc. (c)	57	161
Western Refining Inc. (e)	50	1,405
Westmoreland Coal Co. (c) (e)	10	93
Willbros Group Inc. (c)	35	188
ZaZa Energy Corp. (c) (e)	20	41

		63,532

FINANCIALS - 22.2%
1st Source Corp.	13	288
1st United Bancorp Inc.	27	169
Acadia Realty Trust	44	1,107
Access National Corp. (e)	6	77
AG Mortgage Investment Trust Inc.	20	474
Agree Realty Corp.	10	265
Alexander’s Inc.	2	598
Alliance Financial Corp.	4	173
Alterra Capital Holdings Ltd.	76	2,140
American Assets Trust Inc.	30	828
American Capital Mortgage Investment Corp.	31	738
American Equity Investment Life Holding Co.	52	635
American National Bankshares Inc.	6	127
American Realty Capital Trust Inc.	137	1,588
American Safety Insurance Holdings Ltd. (c)	9	168
Ameris Bancorp (c)	21	257
Amerisafe Inc. (c)	16	435
Ames National Corp. (e)	7	146
AmREIT Inc. - Class B	3	50
AmTrust Financial Services Inc. (e)	23	668
Anworth Mortgage Asset Corp.	118	684
Apollo Commercial Real Estate Finance Inc.	20	317
Apollo Investment Corp.	176	1,473
Apollo Residential Mortgage Inc.	22	445
Ares Commercial Real Estate Corp.	6	102
Argo Group International Holdings Ltd.	23	778
Arlington Asset Investment Corp. - Class A	9	186
ARMOUR Residential REIT Inc.	258	1,667
Arrow Financial Corp.	9	223
Artio Global Investors Inc. - Class A	28	53
Ashford Hospitality Trust Inc.	45	477

	Shares/Par (p)	Value
Asset Acceptance Capital Corp. (c)	13	57
Associated Estates Realty Corp.	43	691
Astoria Financial Corp.	76	715
AV Homes Inc. (c)	9	129
Baldwin & Lyons Inc. - Class B	8	180
BancFirst Corp.	6	257
Banco Latinoamericano de Comercio Exterior SA - Class E	24	514
Bancorp Inc. (c)	25	278
BancorpSouth Inc.	82	1,196
Bank Mutual Corp.	38	163
Bank of Kentucky Financial Corp.	5	133
Bank of Marin Bancorp	5	202
Bank of the Ozarks Inc.	25	843
BankFinancial Corp.	19	144
Banner Corp.	17	525
Bar Harbor Bankshares (e)	3	105
BBCN Bancorp Inc.	67	777
Beneficial Mutual Bancorp Inc. (c)	29	272
Berkshire BanCorp Inc.	3	28
Berkshire Hills Bancorp Inc.	22	522
BGC Partners Inc. - Class A	88	304
BlackRock Kelso Capital Corp.	66	667
BofI Holding Inc. (c)	9	253
Boston Private Financial Holdings Inc.	68	610
Bridge Bancorp Inc.	7	141
Bridge Capital Holdings (c)	8	125
Brookline Bancorp Inc.	61	519
Bryn Mawr Bank Corp.	10	223
BSB BanCorp Inc. (c)	7	81
C&F Financial Corp. (e)	3	100
Calamos Asset Management Inc. -Class A	19	196
California First National Bancorp	1	14
Camden National Corp.	7	228
Campus Crest Communities Inc.	35	424
Cape Bancorp Inc.	10	86
Capital Bank Financial Corp. - Class A (c)	8	136
Capital City Bank Group Inc. (c) (e)	9	107
Capital Southwest Corp.	3	254
CapLease Inc.	57	318
Capstead Mortgage Corp.	86	986
Cardinal Financial Corp.	25	407
Cascade Bancorp (c) (e)	4	24
Cash America International Inc.	26	1,018
Cathay General Bancorp	68	1,335
Cedar Shopping Centers Inc.	54	283
Center Bancorp Inc.	11	131
CenterState Banks of Florida Inc.	28	236
Central Pacific Financial Corp. (c)	20	315
Century Bancorp Inc. - Class A	3	97
Charter Financial Corp.	4	46
Chatham Lodging Trust	12	183
Chemical Financial Corp.	23	552
Chesapeake Lodging Trust	35	728
CIFC Corp. (c)	8	60
Citizens & Northern Corp.	11	202
Citizens Inc. - Class A (c) (e)	36	396
Citizens Republic BanCorp Inc. (c)	35	656
City Holdings Co. (e)	13	467
Clifton Savings Bancorp Inc.	8	90
CNB Financial Corp.	11	180
CNO Financial Group Inc.	177	1,648
CoBiz Financial Inc.	30	226
Cohen & Steers Inc. (e)	16	489
Colonial Properties Trust	76	1,630
Colony Financial Inc.	46	890
Columbia Banking System Inc.	36	643
Community Bank System Inc.	34	927

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Community Trust Bancorp Inc.	12	402
Consolidated-Tomoka Land Co.	3	103
Coresite Realty Corp.	18	496
Cousins Properties Inc.	80	664
Cowen Group Inc. - Class A (c)	71	173
Crawford & Co. - Class B	26	210
Credit Acceptance Corp. (c)	7	692
CreXus Investment Corp.	58	712
CubeSmart	107	1,559
CVB Financial Corp.	76	789
CYS Investments Inc. (e)	155	1,827
DCT Industrial Trust Inc.	215	1,392
DFC Global Corp. (c) (e)	40	731
Diamond Hill Investment Group Inc.	2	156
DiamondRock Hospitality Co.	167	1,501
Dime Community Bancshares Inc.	28	385
Donegal Group Inc. - Class A	6	77
Doral Financial Corp. (c) (e)	107	77
Duff & Phelps Corp. - Class A	26	414
DuPont Fabros Technology Inc.	53	1,288
Dynex Capital Inc.	46	434
Eagle Bancorp Inc. (c)	17	339
Eastern Insurance Holdings Inc.	5	91
EastGroup Properties Inc.	25	1,332
Education Realty Trust Inc.	99	1,049
eHealth Inc. (c)	17	459
EMC Insurance Group Inc.	5	110
Employer Holdings Inc.	27	561
Enstar Group Ltd. (c)	7	817
Enterprise Bancorp Inc. (e)	6	95
Enterprise Financial Services Corp.	14	189
Epoch Holding Corp.	14	380
EPR Properties	41	1,910
Equity One Inc.	48	1,006
ESB Financial Corp.	9	123
ESSA BanCorp Inc.	9	95
EverBank Financial Corp.	21	311
Evercore Partners Inc. - Class A	25	748
Excel Trust Inc.	39	490
EZCorp Inc. - Class A (c)	43	854
Farmers National Banc Corp. (e)	15	94
FBL Financial Group Inc. - Class A	9	293
FBR & Co. (c) (e)	39	150
Federal Agricultural Mortgage Corp. - Class C	9	282
FelCor Lodging Trust Inc. (c)	105	491
Fidelity Southern Corp. (c) (e)	8	74
Fidus Investment Corp.	12	189
Fifth Street Finance Corp.	91	953
Financial Engines Inc. (c) (e)	40	1,107
Financial Institutions Inc.	12	226
First American Financial Corp.	94	2,259
First Bancorp Inc.	14	181
First Bancorp Inc. (c)	56	258
First Bancorp Inc.	7	119
First Busey Corp.	66	307
First California Financial Group Inc. (c)	18	139
First Cash Financial Services Inc. (c)	25	1,263
First Commonwealth Financial Corp.	93	632
First Community Bancshares Inc.	17	269
First Connecticut Bancorp Inc.	15	201
First Defiance Financial Corp.	9	171
First Federal Bancshares of Arkansas Inc. (c) (e)	3	28
First Financial Bancorp	53	768
First Financial Bankshares Inc. (e)	27	1,072
First Financial Corp.	9	287
First Financial Holdings Inc.	15	195
First Financial Northwest Inc. (c)	13	97

	Shares/Par (p)	Value
First Industrial Realty Trust Inc. (c)	86	1,205
First Interstate BancSystem Inc. - Class A	14	218
First Marblehead Corp. (c) (e)	49	38
First Merchants Corp.	26	391
First Midwest Bancorp Inc.	65	809
First of Long Island Corp.	7	200
First PacTrust Bancorp Inc.	9	111
First Potomac Realty Trust	45	557
FirstMerit Corp.	95	1,352
Flushing Financial Corp.	27	417
FNB Corp.	121	1,289
FNB United Corp. (c) (e)	8	93
Forestar Group Inc. (c)	31	533
Fortegra Financial Corp. (c)	4	34
Fox Chase Bancorp Inc.	11	191
Franklin Financial Corp.	12	205
Franklin Street Properties Corp.	65	800
FXCM Inc. - Class A (e)	22	217
Gain Capital Holdings Inc.	12	49
GAMCO Investors Inc.	6	294
German American Bancorp Inc.	11	240
Getty Realty Corp. (e)	23	407
GFI Group Inc.	53	173
Glacier Bancorp Inc.	62	909
Gladstone Capital Corp.	19	156
Gladstone Commercial Corp. (e)	10	176
Gladstone Investment Corp.	26	184
Glimcher Realty Trust	121	1,345
Global Indemnity Plc (c)	10	224
Golub Capital BDC Inc. (e)	15	240
Government Properties Income Trust (e)	38	922
Gramercy Capital Corp. (c)	37	108
Great Southern Bancorp Inc.	9	223
Green Dot Corp. - Class A (c) (e)	22	274
Greenhill & Co. Inc.	25	1,315
Greenlight Capital Re Ltd. - Class A (c)	25	571
GSV Capital Corp. (c) (e)	16	131
Guaranty Bancorp (c)	61	119
Gyrodyne Co. of America Inc.	1	69
Hallmark Financial Services Inc. (c)	12	115
Hancock Holding Co.	67	2,140
Hanmi Financial Corp. (c)	28	378
Harris & Harris Group Inc. (c)	29	96
Healthcare Realty Trust Inc.	77	1,853
Heartland Financial USA Inc. (e)	13	351
Hercules Technology Growth Capital Inc.	48	535
Heritage Commerce Corp. (c)	19	134
Heritage Financial Corp. (e)	14	203
Heritage Financial Group Inc.	7	96
Heritage Oaks BanCorp (c)	16	94
Hersha Hospitality Trust	148	742
HFF Inc. - Class A	29	435
Highwoods Properties Inc.	69	2,294
Hilltop Holdings Inc. (c)	35	478
Hingham Institution for Savings (e)	1	64
Home Bancorp Inc. (c)	5	100
Home Bancshares Inc.	19	621
Home Federal Bancorp Inc.	14	179
Home Loan Servicing Solutions Ltd.	26	486
Homeowners Choice Inc. (e)	8	160
HomeStreet Inc. (c)	8	214
HomeTrust Bancshares Inc. (c)	19	262
Horace Mann Educators Corp.	34	687
Horizon BanCorp	7	130
Horizon Technology Finance Corp.	8	113
Hudson Pacific Properties Inc.	31	657
Hudson Valley Holding Corp.	13	205
IberiaBank Corp.	26	1,263

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
ICG Group Inc. (c)	33	382
Independence Holding Co.	5	49
Independent Bank Corp. (e)	20	582
Infinity Property & Casualty Corp.	10	595
Inland Real Estate Corp.	69	580
International Bancshares Corp.	46	828
INTL FCStone Inc. (c) (e)	11	190
Invesco Mortgage Capital Inc.	102	2,010
Investment Technology Group Inc. (c)	33	293
Investors Bancorp Inc.	40	707
Investors Real Estate Trust (e)	80	698
Investors Title Co.	1	60
iStar Financial Inc. (c) (e)	73	599
JAVELIN Mortgage Investment Corp. (e)	6	115
JMP Group Inc.	13	82
Kansas City Life Insurance Co.	3	123
KBW Inc.	30	464
KCAP Financial Inc. (e)	18	162
Kearny Financial Corp.	12	119
Kennedy-Wilson Holdings Inc.	38	526
Kite Realty Group Trust	55	308
Knight Capital Group Inc. - Class A (c) (e)	162	570
Ladenburg Thalmann Financial Services Inc. (c) (e)	79	110
Lakeland Bancorp Inc.	27	275
Lakeland Financial Corp.	14	356
LaSalle Hotel Properties	76	1,924
Lexington Realty Trust (e)	118	1,229
LTC Properties Inc.	27	957
Maiden Holdings Ltd.	43	396
Main Street Capital Corp. (e)	27	813
MainSource Financial Group Inc.	19	246
Manning & Napier Inc. - Class A	11	141
MarketAxess Holdings Inc.	33	1,148
Marlin Business Services Inc.	7	147
MB Financial Inc.	48	944
MCG Capital Corp.	66	306
Meadowbrook Insurance Group Inc.	43	248
Medallion Financial Corp.	14	170
Medical Properties Trust Inc.	118	1,409
Medley Capital Corp.	25	360
Mercantile Bank Corp.	7	114
Merchants Bancshares Inc.	4	111
Meridian Interstate BanCorp Inc. (c)	7	115
Metro Bancorp Inc. (c)	14	189
MetroCorp Bancshares Inc. (c)	13	139
MGIC Investment Corp. (c) (e)	159	424
MicroFinancial Inc.	7	50
Middleburg Financial Corp.	4	76
Midsouth Bancorp Inc.	7	112
MidWestOne Financial Group Inc.	5	112
Monmouth Real Estate Investment Corp. - Class A	34	354
Montpelier Re Holdings Ltd.	45	1,022
MVC Capital Inc.	19	236
NASB Financial Inc. (c) (e)	3	72
National Bank Holdings Corp. - Class A	6	114
National Bankshares Inc. (e)	7	215
National Financial Partners Corp. (c) (e)	36	613
National Health Investors Inc.	21	1,205
National Interstate Corp.	6	181
National Penn Bancshares Inc.	106	988
National Western Life Insurance Co. - Class A	2	298
Nationstar Mortgage Holdings Inc. (c) (e)	17	519
Navigators Group Inc. (c)	9	454
NBT Bancorp Inc.	29	594
Nelnet Inc. - Class A	21	615
Netspend Holdings Inc. (c) (e)	25	295

	Shares/Par (p)	Value
New Mountain Finance Corp.	16	233
New York Mortgage Trust Inc. (e)	41	261
NewStar Financial Inc. (c)	24	341
NGP Capital Resources Co.	20	143
Nicholas Financial Inc.	9	106
Northfield Bancorp Inc.	14	217
Northrim BanCorp Inc.	5	118
NorthStar Realty Finance Corp.	142	998
Northwest Bancshares Inc.	85	1,033
OceanFirst Financial Corp.	14	194
Ocwen Financial Corp. (c)	95	3,275
OFS Capital Corp.	6	76
Old National Bancorp	88	1,047
Omega Healthcare Investors Inc. (e)	98	2,334
OmniAmerican Bancorp Inc. (c)	10	228
One Liberty Properties Inc.	11	214
OneBeacon Insurance Group Ltd. - Class A	20	271
Oppenheimer Holdings Inc. - Class A (e)	9	163
Oriental Financial Group Inc. (e)	40	530
Oritani Financial Corp.	38	588
Pacific Continental Corp. (e)	14	139
Pacific Mercantile BanCorp (c)	9	54
PacWest Bancorp	27	677
Park National Corp. (e)	10	639
Park Sterling Corp. (c)	43	223
Parkway Properties Inc.	19	260
Peapack Gladstone Financial Corp.	7	100
Pebblebrook Hotel Trust	53	1,226
PennantPark Investment Corp.	56	611
Penns Woods Bancorp Inc.	4	131
Pennsylvania Real Estate Investment Trust	50	883
Pennymac Mortgage Investment Trust	51	1,295
Peoples Bancorp Inc.	9	179
Peoples Federal Bancshares Inc.	5	85
PHH Corp. (c) (e)	49	1,125
Phoenix Cos. Inc. (c)	5	125
Pico Holdings Inc. (c)	19	388
Pinnacle Financial Partners Inc. (c)	29	550
Piper Jaffray Cos. (c)	14	434
Platinum Underwriters Holdings Ltd.	28	1,303
Portfolio Recovery Associates Inc. (c)	15	1,587
Potlatch Corp.	35	1,373
Preferred Bank (c)	9	134
Primerica Inc.	39	1,167
PrivateBancorp Inc.	53	809
Prospect Capital Corp. (e)	166	1,809
Prosperity Bancshares Inc.	42	1,764
Provident Financial Holdings Inc.	8	137
Provident Financial Services Inc.	54	806
Provident New York Bancorp	36	333
PS Business Parks Inc.	16	1,067
Pzena Investment Management Inc. - Class A	10	52
Radian Group Inc. (e)	113	692
RAIT Financial Trust	44	247
Ramco-Gershenson Properties Trust	40	533
Redwood Trust Inc.	68	1,148
Regional Management Corp. (c) (e)	4	64
Renasant Corp.	21	405
Republic Bancorp Inc. - Class A	8	170
Resource America Inc. - Class A	10	64
Resource Capital Corp.	88	494
Retail Opportunity Investments Corp. (e)	46	593
RLI Corp.	18	1,192
RLJ Lodging Trust	92	1,792
Rockville Financial Inc.	25	329
Roma Financial Corp.	4	68
Rouse Properties Inc. (e)	21	348
S&T Bancorp Inc. (e)	24	442

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Sabra Healthcare REIT Inc.	33	724
Safeguard Scientifics Inc. (c)	20	289
Safety Insurance Group Inc.	11	493
Sandy Spring Bancorp Inc.	21	413
Saul Centers Inc.	6	271
SCBT Financial Corp.	15	602
SeaBright Insurance Holdings Inc.	18	201
Seacoast Banking Corp. of Florida (c) (e)	70	113
Select Income REIT	10	248
Selective Insurance Group	47	910
SI Financial Group Inc.	8	98
Sierra Bancorp	10	118
Simmons First National Corp. - Class A	16	399
Simplicity Bancorp Inc.	7	109
Solar Capital Ltd.	34	811
Solar Senior Capital Ltd.	8	143
Southside Bancshares Inc. (e)	16	339
Southwest Bancorp Inc. (c)	19	209
Sovran Self Storage Inc.	25	1,564
Spirit Realty Capital Inc.	28	493
STAG Industrial Inc.	28	509
Starwood Property Trust Inc.	119	2,740
State Auto Financial Corp.	14	203
State Bank Financial Corp.	27	428
StellarOne Corp.	21	293
Stellus Capital Investment Corp. (e)	7	109
Sterling Bancorp	25	231
Sterling Financial Corp.	23	488
Stewart Information Services Corp.	16	425
Stifel Financial Corp. (c)	47	1,490
Strategic Hotels & Resorts Inc. (c)	158	1,012
Suffolk Bancorp (c)	10	128
Summit Hotel Properties Inc.	35	336
Sun Bancorp Inc. (c)	38	134
Sun Communities Inc. (e)	26	1,033
Sunstone Hotel Investors Inc. (c)	122	1,303
Susquehanna Bancshares Inc.	166	1,744
SWS Group Inc. (c)	27	143
SY Bancorp Inc.	11	245
Symetra Financial Corp.	67	865
Taylor Capital Group Inc. (c) (e)	13	242
TCP Capital Corp. (e)	5	68
Tejon Ranch Co. (c)	12	324
Terreno Realty Corp.	12	190
Territorial Bancorp Inc.	10	218
Texas Capital Bancshares Inc. (c)	35	1,559
THL Credit Inc.	12	179
Thomas Properties Group Inc.	26	140
TICC Capital Corp. (e)	37	374
Tompkins Financial Corp.	10	387
Tower Group Inc.	31	559
TowneBank (e)	23	361
Tree.com Inc.	5	87
Triangle Capital Corp.	23	587
Trico Bancshares	15	247
TrustCo Bank Corp.	82	433
Trustmark Corp.	56	1,264
Two Harbors Investment Corp.	258	2,858
UMB Financial Corp.	28	1,231
UMH Properties Inc.	11	115
Umpqua Holdings Corp.	100	1,174
Union First Market Bankshares Corp.	18	277
United Bankshares Inc. (e)	44	1,066
United Community Banks Inc. (c)	39	364
United Financial Bancorp Inc.	20	311
United Fire Group Inc.	18	403
Universal Health Realty Income Trust	10	527
Universal Insurance Holdings Inc.	19	83

	Shares/Par (p)	Value
Univest Corp. of Pennsylvania	14	241
Urstadt Biddle Properties Inc. - Class A	23	447
ViewPoint Financial Group	30	637
Virginia Commerce Bancorp Inc. (c)	26	231
Virtus Investment Partners Inc. (c)	5	620
Walker & Dunlop Inc. (c)	10	167
Walter Investment Management Corp. (c)	32	1,364
Washington Banking Co.	15	202
Washington REIT	58	1,505
Washington Trust Bancorp Inc.	12	322
Waterstone Financial Inc. (c) (e)	4	34
Webster Financial Corp.	63	1,288
WesBanco Inc.	23	515
West Bancorp Inc.	12	134
West Coast Bancorp	17	378
Westamerica Bancorp (e)	25	1,059
Western Alliance Bancorp (c)	64	674
Western Asset Mortgage Capital Corp.	17	342
Westfield Financial Inc.	21	149
Westwood Holdings Group Inc.	6	235
Whitestone REIT (e)	13	184
Wilshire Bancorp Inc. (c)	52	304
Winthrop Realty Trust	26	288
Wintrust Financial Corp.	32	1,160
WisdomTree Investments Inc. (c)	53	323
World Acceptance Corp. (c) (e)	9	700
WSFS Financial Corp.	6	260

		238,369

HEALTH CARE - 11.8%
Abaxis Inc.	19	723
Abiomed Inc. (c) (e)	28	379
Acadia HealthCare Co. Inc. (c)	23	547
Accretive Health Inc. (c) (e)	49	568
Accuray Inc. (c)	64	410
Achillion Pharmaceuticals Inc. (c) (e)	54	435
Acorda Therapeutics Inc. (c)	36	891
Acura Pharmaceuticals Inc. (c) (e)	11	24
Aegerion Pharmaceuticals Inc. (c) (e)	22	566
Affymax Inc. (c)	31	598
Affymetrix Inc. (c) (e)	59	186
Agenus Inc. (c) (e)	18	75
Air Methods Corp.	34	1,236
Akorn Inc. (c)	49	659
Align Technology Inc. (c)	64	1,766
Alkermes Plc (c)	108	2,004
Almost Family Inc.	7	143
Alnylam Pharmaceuticals Inc. (c) (e)	40	731
Alphatec Holdings Inc. (c)	41	68
AMAG Pharmaceuticals Inc. (c)	20	295
Amedisys Inc. (c)	26	290
Amicus Therapeutics Inc. (c) (e)	24	65
AMN Healthcare Services Inc. (c)	35	408
Ampio Pharmaceuticals Inc. (c) (e)	21	74
Amsurg Corp. (c)	28	851
Anacor Pharmaceuticals Inc. (c)	13	65
Analogic Corp.	11	817
AngioDynamics Inc. (c)	20	224
Anika Therapeutics Inc. (c)	9	94
Antares Pharma Inc. (c) (e)	90	344
Arena Pharmaceuticals Inc. (c) (e)	188	1,696
ArQule Inc. (c) (e)	49	135
Array BioPharma Inc. (c)	100	373
ArthroCare Corp. (c)	25	857
Assisted Living Concepts Inc. - Class A	20	191
Astex Pharmaceuticals (c) (e)	75	219
athenahealth Inc. (c) (e)	32	2,324
AtriCure Inc. (c)	12	81

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Atrion Corp.	1	263
Auxilium Pharmaceuticals Inc. (c)	42	784
AVANIR Pharmaceuticals - Class A (c) (e)	115	302
AVEO Pharmaceuticals Inc. (c) (e)	31	253
BG Medicine Inc. (c) (e)	9	20
Bio-Reference Labs Inc. (c) (e)	21	612
BioCryst Pharmaceuticals Inc. (c) (e)	40	56
BioDelivery Sciences International Inc. (c) (e)	17	74
BioScrip Inc. (c)	39	423
BioSpecifics Technologies Corp. (c)	5	72
Biotime Inc. (c) (e)	25	77
Cadence Pharmaceuticals Inc. (c) (e)	52	251
Cambrex Corp. (c)	28	314
Cantel Medical Corp.	19	550
Capital Senior Living Corp. (c)	24	452
Cardiovascular Systems Inc. (c) (e)	15	192
Celldex Therapeutics Inc. (c)	50	336
Cempra Inc. (c)	3	22
Centene Corp. (c)	45	1,829
Cepheid Inc. (c)	58	1,962
Cerus Corp. (c) (e)	45	141
Chemed Corp.	17	1,174
ChemoCentryx Inc. (c) (e)	5	57
Chindex International Inc. (c)	9	95
Clovis Oncology Inc. (c) (e)	11	176
Codexis Inc. (c)	25	56
Computer Programs & Systems Inc.	10	506
Conceptus Inc. (c)	27	574
Conmed Corp.	25	712
Corcept Therapeutics Inc. (c) (e)	47	67
Cornerstone Therapeutics Inc. (c)	7	32
Coronado Biosciences Inc. (c)	18	80
Corvel Corp. (c)	5	219
Cross Country Healthcare Inc. (c)	22	106
CryoLife Inc.	26	161
Cubist Pharmaceuticals Inc. (c)	56	2,352
Cumberland Pharmaceuticals Inc. (c)	10	40
Curis Inc. (c)	67	231
Cyberonics Inc. (c)	24	1,260
Cynosure Inc. - Class A (c)	11	258
Cytori Therapeutics Inc. (c) (e)	47	134
Dendreon Corp. (c) (e)	139	732
DepoMed Inc. (c)	48	296
Derma Sciences Inc. (c) (e)	7	83
DexCom Inc. (c)	59	805
Discovery Laboratories Inc. (c) (e)	35	73
Durata Therapeutics Inc. (c) (e)	6	47
Dyax Corp. (c)	91	317
Dynavax Technologies Inc. (c)	151	433
Emergent BioSolutions Inc. (c)	22	354
Emeritus Corp. (c)	27	662
Endocyte Inc. (c) (e)	24	214
Endologix Inc. (c)	48	683
Ensign Group Inc.	15	401
EnteroMedics Inc. (c) (e)	20	57
Enzon Pharmaceuticals Inc.	34	151
Epocrates Inc. (c) (e)	15	132
Exact Sciences Corp. (c)	58	610
ExacTech Inc. (c)	7	118
ExamWorks Group Inc. (c)	27	379
Exelixis Inc. (c) (e)	161	735
Five Star Quality Care Inc. (c)	34	171
Fluidigm Corp. (c)	20	288
Furiex Pharmaceuticals Inc. (c)	8	148
Genomic Health Inc. (c)	14	373
Gentiva Health Services Inc. (c)	27	276
Geron Corp. (c) (e)	119	168
Globus Medical Inc. - Class A (c) (e)	9	97

	Shares/Par (p)	Value
Greatbatch Inc. (c)	20	465
Greenway Medical Technologies (c) (e)	6	90
GTx Inc. (c)	27	111
Haemonetics Corp. (c)	44	1,794
Halozyme Therapeutics Inc. (c)	82	550
Hanger Orthopedic Group Inc. (c)	31	837
Hansen Medical Inc. (c) (e)	51	106
Harvard Bioscience Inc. (c)	24	106
HealthSouth Corp. (c)	85	1,786
HealthStream Inc. (c)	17	402
Healthways Inc. (c)	28	301
HeartWare International Inc. (c) (e)	12	1,035
Hi-Tech Pharmacal Co. Inc. (e)	9	332
HMS Holdings Corp. (c)	76	1,971
Horizon Pharma Inc. (c) (e)	38	88
Hyperion Therapeutics Inc. (c)	6	63
ICU Medical Inc. (c)	11	661
Idenix Pharmaceuticals Inc. (c) (e)	83	401
ImmunoCellular Therapeutics Ltd. (c) (e)	57	109
Immunogen Inc. (c) (e)	72	913
Immunomedics Inc. (c) (e)	53	154
Impax Laboratories Inc. (c)	58	1,192
Infinity Pharmaceuticals Inc. (c)	25	861
Insulet Corp. (c)	41	873
Integra LifeSciences Holdings Corp. (c)	18	685
Intercept Pharmaceuticals Inc. (c)	4	134
InterMune Inc. (c) (e)	58	562
Invacare Corp.	28	464
IPC The Hospitalist Co. Inc. (c)	14	555
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	68	749
Isis Pharmaceuticals Inc. (c) (e)	90	937
Jazz Pharmaceuticals Plc (c)	37	1,955
Keryx Biopharmaceuticals Inc. (c) (e)	62	162
Kindred Healthcare Inc. (c)	45	485
KYTHERA Biopharmaceuticals Inc. (c) (e)	4	128
Landauer Inc.	8	488
Lannett Co. Inc. (c)	12	57
Lexicon Pharmaceuticals Inc. (c) (e)	175	388
LHC Group Inc. (c)	13	280
Ligand Pharmaceuticals Inc. (c)	15	308
Luminex Corp. (c)	38	631
Magellan Health Services Inc. (c)	24	1,190
MAKO Surgical Corp. (c) (e)	32	406
MannKind Corp. (c) (e)	91	211
MAP Pharmaceuticals Inc. (c) (e)	26	406
Masimo Corp.	45	938
Maxygen Inc.	24	58
MedAssets Inc. (c)	50	843
Medicines Co. (c)	48	1,151
Medidata Solutions Inc. (c)	19	753
Merge Healthcare Inc. (c) (e)	45	111
Meridian Bioscience Inc. (e)	37	750
Merit Medical Systems Inc. (c)	35	491
Merrimack Pharmaceuticals Inc. (c) (e)	12	74
Molina Healthcare Inc. (c)	27	727
Momenta Pharmaceuticals Inc. (c)	40	466
MWI Veterinary Supply Inc. (c)	11	1,220
National Healthcare Corp. (e)	9	421
National Research Corp.	2	122
Natus Medical Inc. (c)	26	292
Navidea Biopharmaceuticals Inc. (c) (e)	79	224
Nektar Therapeutics (c) (e)	99	732
Neogen Corp. (c)	20	920
Neurocrine Biosciences Inc. (c)	59	441
NewLink Genetics Corp. (c) (e)	10	128
Novavax Inc. (c) (e)	101	192
NPS Pharmaceuticals Inc. (c)	77	704
NuVasive Inc. (c)	39	604

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
NxStage Medical Inc. (c)	43	482
Obagi Medical Products Inc. (c)	18	244
Omeros Corp. (c) (e)	24	122
Omnicell Inc. (c)	29	438
OncoGenex Pharmaceutical Inc. (c) (e)	15	193
Oncothyreon Inc. (c) (e)	52	99
Opko Health Inc. (c) (e)	98	469
Optimer Pharmaceuticals Inc. (c)	43	390
OraSure Technologies Inc. (c)	47	339
Orexigen Therapeutics Inc. (c) (e)	56	297
Orthofix International NV (c)	16	638
Osiris Therapeutics Inc. (c) (e)	13	120
Owens & Minor Inc. (e)	55	1,571
Pacific Biosciences of California Inc. (c) (e)	30	50
Pacira Pharmaceuticals Inc. (c) (e)	15	260
Pain Therapeutics Inc. (e)	29	79
Palomar Medical Technologies Inc. (c)	17	152
PAREXEL International Corp. (c)	52	1,538
PDI Inc. (c)	8	61
PDL BioPharma Inc. (e)	122	861
Pernix Therapeutics Holdings (c)	7	57
Pharmacyclics Inc. (c)	48	2,777
PharMerica Corp. (c)	25	359
PhotoMedex Inc. (c) (e)	11	153
Pozen Inc. (c)	24	118
Progenics Pharmaceuticals Inc. (c)	26	77
Providence Services Corp. (c)	12	201
PSS World Medical Inc. (c)	45	1,295
Quality Systems Inc.	36	620
Questcor Pharmaceuticals Inc. (e)	48	1,276
Quidel Corp. (c) (e)	26	480
Raptor Pharmaceutical Corp. (c) (e)	42	247
Regulus Therapeutics Inc. (c)	11	68
Repligen Corp. (c)	25	156
Repros Therapeutics Inc. (c) (e)	16	256
Rigel Pharmaceuticals Inc. (c)	72	468
Rochester Medical Corp. (c)	9	86
Rockwell Medical Technologies Inc. (c) (e)	19	151
RTI Biologics Inc. (c)	54	230
Sagent Pharmaceuticals Inc. (c)	8	122
Sangamo Biosciences Inc. (c) (e)	47	282
Santarus Inc. (c)	50	545
Sciclone Pharmaceuticals Inc. (c)	46	198
Seattle Genetics Inc. (c) (e)	84	1,950
Select Medical Holdings Corp.	29	278
Sequenom Inc. (c) (e)	101	477
SIGA Technologies Inc. (c) (e)	35	92
Skilled Healthcare Group Inc. - Class A (c)	19	121
Solta Medical Inc. (c)	56	149
Spectranetics Corp. (c)	30	447
Spectrum Pharmaceuticals Inc. (e)	52	578
Staar Surgical Co. (c)	36	220
STERIS Corp.	51	1,778
Sucampo Pharmaceuticals Inc. - Class A (c)	8	41
Sunesis Pharmaceuticals Inc. (c) (e)	26	111
Sunrise Senior Living Inc. (c) (e)	51	735
Supernus Pharmaceuticals Inc. (c) (e)	4	27
SurModics Inc. (c)	12	273
Symmetry Medical Inc. (c)	30	321
Synageva BioPharma Corp. (c)	10	442
Synergy Pharmaceuticals Inc. (c) (e)	33	173
Synta Pharmaceuticals Corp. (c) (e)	34	311
Targacept Inc. (c)	26	114
Team Health Holdings Inc. (c)	25	706
TESARO Inc. (c) (e)	3	56
Theravance Inc. (c) (e)	54	1,202
Threshold Pharmaceuticals Inc. (c) (e)	36	152
Tornier BV (c)	12	205

	Shares/Par (p)	Value
Transcept Pharmaceuticals Inc. (c)	13	56
Triple-S Management Corp. - Class B (c)	17	307
Trius Therapeutics Inc. (c)	20	96
Unilife Corp. (c) (e)	73	166
Universal American Corp.	30	261
US Physical Therapy Inc.	10	265
Utah Medical Products Inc.	3	95
Vanda Pharmaceuticals Inc. (c)	22	81
Vanguard Health Systems Inc. (c)	27	336
Vascular Solutions Inc. (c)	15	239
Ventrus Biosciences Inc. (c) (e)	10	22
Verastem Inc. (c) (e)	5	43
Vical Inc. (c)	70	203
ViroPharma Inc. (c)	58	1,316
Vivus Inc. (c) (e)	89	1,191
Vocera Communications Inc. (c)	5	135
Volcano Corp. (c)	46	1,094
WellCare Health Plans Inc. (c)	38	1,857
West Pharmaceutical Services Inc.	29	1,609
Wright Medical Group Inc. (c) (e)	34	713
XenoPort Inc. (c)	39	299
XOMA Corp. (c) (e)	81	193
Young Innovations Inc.	5	210
Zeltiq Aesthetics Inc. (c) (e)	14	63
ZIOPHARM Oncology Inc. (c) (e)	63	263
Zogenix Inc. (c) (e)	53	70

		127,001

INDUSTRIALS - 15.3%
A.T. Cross Co. - Class A (c)	9	101
AAON Inc.	17	350
AAR Corp.	34	637
ABM Industries Inc.	48	957
Acacia Research Corp. (c)	43	1,112
ACCO Brands Corp. (c)	102	746
Accuride Corp. (c) (e)	38	123
Aceto Corp.	26	257
Acorn Energy Inc. (e)	14	112
Actuant Corp. - Class A	64	1,799
Acuity Brands Inc.	37	2,531
Advisory Board Co. (c)	30	1,395
Aegion Corp. (c)	35	767
AeroVironment Inc. (c)	15	333
Air Transport Services Group Inc. (c)	43	173
Aircastle Ltd.	51	639
Alamo Group Inc.	6	197
Alaska Air Group Inc. (c)	63	2,702
Albany International Corp. - Class A	25	568
Allegiant Travel Co. (e)	13	980
Altra Holdings Inc.	23	501
Amerco Inc.	8	983
Ameresco Inc. - Class A (c)	16	160
American Railcar Industries Inc.	8	254
American Reprographics Co. (c)	31	80
American Science & Engineering Inc.	8	498
American Superconductor Corp. (c) (e)	33	86
American Woodmark Corp. (c)	9	249
Ampco-Pittsburgh Corp.	9	175
AO Smith Corp.	34	2,171
API Technologies Corp. (c) (e)	26	76
Apogee Enterprises Inc.	25	602
Applied Industrial Technologies Inc.	37	1,539
Argan Inc.	9	167
Arkansas Best Corp. (e)	21	196
Asta Funding Inc.	9	85
Astec Industries Inc.	17	565
Astronics Corp. (c)	11	247
Atlas Air Worldwide Holdings Inc. (c)	23	1,019

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Avis Budget Group Inc. (c)	92	1,825
AZZ Inc.	22	850
Barnes Group Inc.	47	1,061
Barrett Business Services Inc.	6	241
Beacon Roofing Supply Inc. (c)	41	1,357
Belden Inc.	40	1,778
Blount International Inc. (c)	44	699
BlueLinx Holdings Inc. (c) (e)	19	54
Brady Corp. - Class A	43	1,424
Briggs & Stratton Corp.	43	899
Brink’s Co.	41	1,175
Builders FirstSource Inc. (c) (e)	41	228
CAI International Inc. (c)	12	255
Capstone Turbine Corp. (c) (e)	268	238
Cascade Corp.	8	521
Casella Waste Systems Inc. - Class A (c)	31	135
CBIZ Inc. (c) (e)	33	197
CDI Corp.	11	192
Ceco Environmental Corp.	6	57
Celadon Group Inc.	18	329
Cenveo Inc. (c) (e)	44	118
Chart Industries Inc. (c)	26	1,766
Chase Corp. (e)	4	76
CIRCOR International Inc.	15	582
CLARCOR Inc.	44	2,123
Coleman Cable Inc.	9	81
Columbus Mckinnon Corp. (c)	17	288
Comfort Systems USA Inc.	32	393
Commercial Vehicle Group Inc. (c)	22	183
Consolidated Graphics Inc. (c)	7	239
Corporate Executive Board Co.	29	1,383
Courier Corp.	10	106
CPI Aerostructures Inc. (c)	5	45
CRA International Inc. (c)	9	169
Cubic Corp.	14	660
Curtiss-Wright Corp.	41	1,340
Deluxe Corp.	44	1,429
DigitalGlobe Inc. (c) (e)	31	765
Dolan Media Co. (c)	31	119
Douglas Dynamics Inc.	21	301
DXP Enterprises Inc. (c)	8	368
Dycom Industries Inc. (c)	30	602
Dynamic Materials Corp.	11	149
Eastern Co.	5	79
Echo Global Logistics Inc. (c)	12	214
Edgen Group Inc. - Class A (c)	12	85
EMCOR Group Inc.	58	2,003
Encore Capital Group Inc. (c)	19	583
Encore Wire Corp.	14	436
Energy Recovery Inc. (c) (e)	38	128
EnergySolutions Inc. (c)	65	203
EnerNOC Inc. (c)	22	264
EnerSys (c)	42	1,568
Ennis Inc.	23	359
Enphase Energy Inc. (c) (e)	6	23
EnPro Industries Inc. (c)	18	756
ESCO Technologies Inc.	24	895
Esterline Technologies Corp. (c)	27	1,692
Exponent Inc. (c)	12	659
Federal Signal Corp. (c)	57	435
Flow International Corp. (c)	49	172
Forward Air Corp.	26	912
Franklin Covey Co. (c)	13	165
Franklin Electric Co. Inc.	20	1,268
FreightCar America Inc.	11	256
FTI Consulting Inc. (c)	37	1,210
FuelCell Energy Inc. (c) (e)	124	114
Furmanite Corp. (c) (e)	31	167

	Shares/Par (p)	Value
G&K Services Inc. - Class A	17	570
Genco Shipping & Trading Ltd. (c)	32	112
GenCorp Inc. (c)	52	478
Generac Holdings Inc.	22	763
Genesee & Wyoming Inc. - Class A (c)	39	2,974
Geo Group Inc.	54	1,536
GeoEye Inc. (c)	13	392
Gibraltar Industries Inc. (c)	26	417
Global Power Equipment Group Inc.	15	262
Gorman-Rupp Co.	13	400
GP Strategies Corp. (c)	14	286
Graham Corp.	9	173
Granite Construction Inc.	34	1,135
Great Lakes Dredge & Dock Corp.	50	446
Greenbrier Cos. Inc. (c)	21	340
Griffon Corp.	38	440
H&E Equipment Services Inc.	24	363
Hardinge Inc.	9	93
Hawaiian Holdings Inc. (c)	46	300
Healthcare Services Group Inc.	58	1,355
Heartland Express Inc.	42	552
HEICO Corp. (e)	47	2,086
Heidrick & Struggles International Inc.	15	233
Heritage-Crystal Clean Inc. (c) (e)	7	110
Herman Miller Inc.	50	1,073
Hexcel Corp. (c)	88	2,371
Hill International Inc. (c)	19	70
HNI Corp.	41	1,218
Houston Wire & Cable Co.	15	184
HUB Group Inc. - Class A (c)	32	1,088
Hudson Global Inc. (c)	30	132
Hurco Cos. Inc. (c)	5	124
Huron Consulting Group Inc. (c)	20	669
Hyster-Yale Materials Handling Inc. - Class A	9	458
ICF International Inc. (c)	18	411
II-VI Inc. (c)	47	861
InnerWorkings Inc. (c) (e)	28	391
Insperity Inc.	20	666
Insteel Industries Inc. (e)	16	196
Interface Inc.	51	814
International Shipholding Corp.	4	71
Intersections Inc.	9	88
JetBlue Airways Corp. (c)	208	1,188
John Bean Technologies Corp.	25	451
Kadant Inc. (c)	10	256
Kaman Corp. - Class A	23	850
Kaydon Corp.	28	665
Kelly Services Inc. - Class A	23	355
Keyw Holding Corp. (c) (e)	21	265
Kforce Inc.	24	345
Kimball International Inc. - Class B	29	336
Knight Transportation Inc.	50	727
Knoll Inc.	42	650
Korn/Ferry International (c)	43	684
Kratos Defense & Security Solutions Inc. (c)	35	175
Layne Christensen Co. (c)	18	425
LB Foster Co.	8	327
Lindsay Corp. (e)	11	878
LMI Aerospace Inc. (c)	8	161
LSI Industries Inc.	18	127
Lydall Inc. (c)	14	206
Marten Transport Ltd.	13	233
MasTec Inc. (c)	49	1,220
McGrath RentCorp	22	648
Meritor Inc. (c)	82	387
Met-Pro Corp.	11	111
Metalico Inc. (c)	32	62
Michael Baker Corp.	8	209

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Middleby Corp. (c)	17	2,121
Miller Industries Inc.	9	132
Mine Safety Appliances Co.	25	1,053
Mistras Group Inc. (c)	13	328
Mobile Mini Inc. (c)	33	691
Moog Inc. - Class A (c)	39	1,612
Mueller Industries Inc.	18	881
Mueller Water Products Inc. - Class A	136	764
Multi-Color Corp.	13	302
MYR Group Inc. (c)	19	419
NACCO Industries Inc. - Class A	5	292
National Presto Industries Inc. (e)	4	296
Navigant Consulting Inc. (c)	47	526
NCI Building Systems Inc. (c)	16	229
NL Industries Inc.	7	77
NN Inc. (c)	16	144
Nortek Inc. (c)	7	459
Northwest Pipe Co. (c)	8	190
Odyssey Marine Exploration Inc. (c) (e)	63	187
Old Dominion Freight Line Inc. (c)	63	2,159
Omega Flex Inc.	1	12
On Assignment Inc. (c)	37	755
Orbital Sciences Corp. (c)	52	714
Orion Marine Group Inc. (c)	24	174
Pacer International Inc. (c)	32	124
Park-Ohio Holdings Corp. (c)	7	145
Patrick Industries Inc. (c)	3	49
Patriot Transportation Holding Inc. (c)	6	181
Pendrell Corp. (c)	144	182
Performant Financial Corp. (c)	6	65
PGT Inc. (c)	16	71
Pike Electric Corp.	15	146
PMFG Inc. (c) (e)	18	163
Powell Industries Inc. (c)	8	336
Preformed Line Products Co.	2	138
Primoris Services Corp.	26	384
Proto Labs Inc. (c) (e)	4	150
Quad/Graphics Inc. - Class A (e)	22	443
Quality Distribution Inc. (c)	17	104
Quanex Building Products Corp.	32	661
Rand Logistics Inc. (c) (e)	14	92
Raven Industries Inc.	32	836
RBC Bearings Inc. (c)	19	956
Republic Airways Holdings Inc. (c)	46	261
Resources Connection Inc.	38	451
Rexnord Corp. (c)	25	540
Roadrunner Transportation Systems Inc. (c)	10	188
Robbins & Myers Inc.	34	2,024
RPX Corp. (c)	17	154
Rush Enterprises Inc. - Class A (c)	28	582
Saia Inc. (c)	13	311
Sauer-Danfoss Inc.	11	565
Schawk Inc. - Class A	11	141
Seaboard Corp.	—	673
SeaCube Container Leasing Ltd.	10	191
SIFCO Industries Inc.	2	32
Simpson Manufacturing Co. Inc.	36	1,168
SkyWest Inc.	45	563
Spirit Airlines Inc. (c)	36	637
Standard Parking Corp. (c)	14	306
Standex International Corp.	11	565
Steelcase Inc. - Class A	65	833
Sterling Construction Co. Inc. (c)	16	162
Sun Hydraulics Corp.	19	491
Swift Transporation Co. - Class A (c) (e)	71	651
Swisher Hygiene Inc. (c) (e)	91	159
Sykes Enterprises Inc. (c)	33	507
Sypris Solutions Inc.	8	34

	Shares/Par (p)	Value
TAL International Group Inc. (e)	26	950
Taser International Inc. (c)	50	449
Team Inc. (c)	18	682
Teledyne Technologies Inc. (c)	32	2,115
Tennant Co.	16	716
Tetra Tech Inc. (c)	55	1,458
Textainer Group Holdings Ltd. (e)	12	390
Thermon Group Holdings Inc. (c)	14	308
Titan International Inc. (e)	43	928
Titan Machinery Inc. (c) (e)	14	354
TMS International Corp. - Class A (c)	11	133
TRC Cos. Inc. (c)	11	66
Tredegar Corp.	21	438
Trex Co. Inc. (c)	13	494
TriMas Corp. (c)	28	782
TrueBlue Inc. (c)	37	578
Tutor Perini Corp. (c)	33	447
Twin Disc Inc. (e)	7	121
UniFirst Corp.	12	915
United Rentals Inc. (c)	—	—
United Stationers Inc.	36	1,100
Universal Forest Products Inc.	18	676
Universal Truckload Services Inc.	5	99
US Airways Group Inc. (c)	141	1,900
US Ecology Inc.	17	397
USG Corp. (c) (e)	64	1,804
Viad Corp.	18	487
Vicor Corp.	15	82
VSE Corp.	4	86
Wabash National Corp. (c)	60	538
WageWorks Inc. (c)	5	93
Watsco Inc.	26	1,948
Watts Water Technologies Inc. - Class A	25	1,073
Werner Enterprises Inc.	40	859
WESCO Aircraft Holdings Inc. (c) (e)	17	218
Willis Lease Finance Corp. (c)	4	63
Woodward Governor Co.	61	2,329
XPO Logistics Inc. (c) (e)	17	290
Zipcar Inc. (c) (e)	22	178

		164,696

INFORMATION TECHNOLOGY - 16.2%
3D Systems Corp. (c) (e)	41	2,208
Accelrys Inc. (c)	46	420
ACI Worldwide Inc. (c)	35	1,509
Active Network Inc. (c) (e)	31	154
Actuate Corp. (c)	40	223
Acxiom Corp. (c)	68	1,193
ADTRAN Inc. (e)	57	1,110
Advanced Energy Industries Inc. (c)	34	465
Advent Software Inc. (c)	27	584
Aeroflex Holding Corp. (c)	16	110
Agilysys Inc. (c)	15	127
Alpha & Omega Semiconductor Ltd. (c)	16	135
Ambarella Inc. (c)	5	56
American Software Inc. - Class A	20	158
Amkor Technology Inc. (c) (e)	67	285
Anadigics Inc. (c)	56	141
Anaren Inc. (c)	13	246
Angie’s List Inc. (c) (e)	33	394
Anixter International Inc.	25	1,600
Applied Micro Circuits Corp. (c)	57	476
Arris Group Inc. (c)	100	1,499
Aruba Networks Inc. (c) (e)	99	2,051
Aspen Technology Inc. (c)	83	2,285
ATMI Inc. (c)	28	591
Audience Inc. (c)	5	50
AVG Technologies NV (c)	6	97

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Aviat Networks Inc. (c)	62	204
Avid Technology Inc. (c)	29	220
Aware Inc.	9	50
Axcelis Technologies Inc. (c)	95	132
AXT Inc. (c)	29	80
Badger Meter Inc.	13	622
Bankrate Inc. (c) (e)	40	496
Bazaarvoice Inc. (c) (e)	8	79
Bel Fuse Inc. - Class B	10	203
Benchmark Electronics Inc. (c)	52	859
Black Box Corp.	16	391
Blackbaud Inc.	39	885
Blucora Inc. (c)	34	534
Bottomline Technologies Inc. (c)	30	790
Brightcove Inc. (c) (e)	4	40
BroadSoft Inc. (c) (e)	24	858
Brooks Automation Inc.	56	451
Cabot Microelectronics Corp.	21	752
CACI International Inc. - Class A (c)	20	1,089
CalAmp Corp. (c)	23	192
Calix Inc. (c)	37	284
Callidus Software Inc. (c) (e)	32	143
Carbonite Inc. (c) (e)	9	84
Cardtronics Inc. (c)	38	913
Cass Information Systems Inc.	9	368
Cavium Inc. (c)	43	1,348
Ceva Inc. (c)	21	323
Checkpoint Systems Inc. (c)	36	387
Ciber Inc. (c)	59	197
Ciena Corp. (c) (e)	86	1,357
Cirrus Logic Inc. (c)	57	1,656
Cognex Corp.	37	1,371
Coherent Inc.	20	1,029
Cohu Inc.	21	226
CommVault Systems Inc. (c)	39	2,746
Computer Task Group Inc. (c)	13	242
comScore Inc. (c)	31	433
Comtech Telecommunications Corp. (e)	16	404
Comverse Inc. (c)	20	567
Comverse Technology Inc. (c)	183	704
Constant Contact Inc. (c) (e)	26	376
Convergys Corp.	96	1,572
Cornerstone OnDemand Inc. (c)	29	858
CoStar Group Inc. (c)	25	2,227
Cray Inc. (c)	33	528
CSG Systems International Inc. (c)	30	544
CTS Corp.	28	298
Cymer Inc. (c)	27	2,470
Daktronics Inc.	33	360
Datalink Corp. (c)	12	105
Dealertrack Technologies Inc. (c)	37	1,063
Demand Media Inc. (c) (e)	24	224
Demandware Inc. (c) (e)	5	143
Dice Holdings Inc. (c)	38	351
Digi International Inc. (c)	23	220
Digimarc Corp.	6	133
Digital River Inc. (c)	34	484
Diodes Inc. (c)	30	520
DSP Group Inc. (c)	21	121
DTS Inc. (c)	15	252
E2open Inc. (c) (e)	3	48
Earthlink Inc.	94	604
Ebix Inc. (e)	24	389
Echelon Corp. (c)	39	94
Electro Rent Corp.	16	248
Electro Scientific Industries Inc.	21	206
Electronics for Imaging Inc. (c)	41	774
Ellie Mae Inc. (c)	22	605

	Shares/Par (p)	Value
Eloqua Inc. (c)	9	206
Emulex Corp. (c)	73	535
Entegris Inc. (c)	120	1,100
Entropic Communications Inc. (c)	75	395
Envestnet Inc. (c)	18	250
Envivio Inc. (c) (e)	6	11
EPAM Systems Inc. (c) (e)	5	91
EPIQ Systems Inc.	27	341
ePlus Inc.	4	157
Euronet Worldwide Inc. (c)	44	1,033
Exa Corp. (c) (e)	4	44
ExactTarget Inc. (c)	8	157
Exar Corp. (c)	33	297
ExlService Holdings Inc. (c)	20	539
Extreme Networks (c)	88	319
Fabrinet (c)	18	230
Fair Isaac Corp.	30	1,281
FalconStor Software Inc. (c)	31	73
FARO Technologies Inc. (c)	15	526
FEI Co.	34	1,863
Finisar Corp. (c) (e)	80	1,300
First Solar Inc. (c) (e)	52	1,618
FleetMatics Group Plc (c) (e)	7	188
FormFactor Inc. (c)	40	182
Forrester Research Inc.	12	318
Geeknet Inc. (c) (e)	4	70
Global Cash Access Holdings Inc. (c)	56	437
Globecomm Systems Inc. (c)	22	248
Glu Mobile Inc. (c) (e)	44	100
GSI Group Inc. (c)	25	216
GSI Technology Inc. (c)	20	125
GT Advanced Technologies Inc. (c) (e)	105	317
Guidance Software Inc. (c)	12	144
Guidewire Software Inc. (c)	17	504
Hackett Group Inc.	20	85
Harmonic Inc. (c)	100	506
Heartland Payment Systems Inc.	34	1,000
Higher One Holdings Inc. (c) (e)	30	317
Hittite Microwave Corp. (c)	27	1,699
iGate Corp. (c)	27	429
Imation Corp. (c)	28	131
Immersion Corp. (c)	28	195
Imperva Inc. (c)	8	248
Infinera Corp. (c) (e)	95	554
Infoblox Inc. (c)	6	112
Innodata Isogen Inc. (c)	18	67
Inphi Corp. (c)	20	195
Insight Enterprises Inc. (c)	39	680
Integrated Device Technology Inc. (c)	127	930
Integrated Silicon Solutions Inc. (c)	22	202
Interactive Intelligence Group (c)	12	419
InterDigital Inc.	36	1,479
Intermec Inc. (c)	54	531
Intermolecular Inc. (c)	11	99
Internap Network Services Corp. (c)	45	315
International Rectifier Corp. (c)	60	1,072
Intersil Corp. - Class A	114	945
Intevac Inc. (c)	19	87
IntraLinks Holdings Inc. (c)	34	208
InvenSense Inc. (c) (e)	32	355
Ipass Inc. (c)	42	76
Ixia (c)	37	623
IXYS Corp.	21	194
j2 Global Inc. (e)	40	1,231
Jive Software Inc. (c) (e)	14	201
Kemet Corp. (c)	45	225
Key Tronic Corp. (c)	8	86
Keynote Systems Inc.	14	192

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Kopin Corp. (c)	59	196
KVH Industries Inc. (c) (e)	14	191
Lattice Semiconductor Corp. (c)	99	394
Limelight Networks Inc. (c) (e)	54	121
Lionbridge Technologies Inc. (c)	47	189
Liquidity Services Inc. (c)	20	827
Littelfuse Inc.	19	1,166
LivePerson Inc. (c)	48	624
LogMeIn Inc. (c)	20	443
Loral Space & Communications Inc.	9	506
LTX-Credence Corp. (c)	46	303
M/A-COM Technology Solutions Holdings Inc. (c)	5	73
Manhattan Associates Inc. (c)	18	1,068
Mantech International Corp. - Class A (e)	20	525
Marchex Inc. - Class B (e)	20	84
Market Leader Inc. (c)	18	116
Mattersight Corp. (c) (e)	8	40
Mattson Technology Inc. (c)	47	39
MAXIMUS Inc.	30	1,899
MaxLinear Inc. - Class A (c)	18	90
Maxwell Technologies Inc. (c) (e)	27	221
Measurement Specialties Inc. (c)	13	434
MeetMe Inc. (c) (e)	15	52
MEMC Electronic Materials Inc. (c)	201	644
Mentor Graphics Corp. (c)	81	1,379
Mercury Systems Inc. (c)	26	237
Mesa Laboratories Inc.	2	104
Methode Electronics Inc.	33	336
Micrel Inc.	43	404
Microsemi Corp. (c)	77	1,623
MicroStrategy Inc. - Class A (c)	7	696
Millennial Media Inc. (c) (e)	9	115
Mindspeed Technologies Inc. (c)	38	177
MIPS Technologies Inc. - Class A (c)	40	311
MKS Instruments Inc.	46	1,181
ModusLink Global Solutions Inc. (c)	34	98
MoneyGram International Inc. (c)	17	230
Monolithic Power Systems Inc.	28	614
Monotype Imaging Holdings Inc.	31	494
Monster Worldwide Inc. (c)	109	615
MoSys Inc. (c)	26	92
Move Inc. (c)	32	245
MTS Systems Corp.	14	736
Multi-Fineline Electronix Inc. (c)	8	152
Nanometrics Inc. (c)	22	315
Neonode Inc. (c) (e)	18	88
NeoPhotonics Corp. (c)	16	90
NetGear Inc. (c)	33	1,302
NetScout Systems Inc. (c)	33	856
Newport Corp. (c)	32	436
NIC Inc.	58	942
Numerex Corp. - Class A (c)	9	114
NVE Corp. (c)	4	233
Oclaro Inc. (c) (e)	59	92
OCZ Technology Group Inc. (c) (e)	57	109
Omnivision Technologies Inc. (c)	45	638
OpenTable Inc. (c) (e)	20	983
Oplink Communications Inc. (c)	17	266
OSI Systems Inc. (c)	17	1,105
Parametric Technology Corp. (c)	106	2,377
Park Electrochemical Corp.	17	448
ParkerVision Inc. (c) (e)	61	124
PC Connection Inc.	8	94
PC-Tel Inc.	15	107
PDF Solutions Inc. (c)	22	309
Pegasystems Inc. (e)	15	330
Peregrine Semiconductor Corp. (c)	5	69

	Shares/Par (p)	Value
Perficient Inc. (c)	30	349
Pericom Semiconductor Corp. (c)	20	161
Pervasive Software Inc. (c)	11	95
Photronics Inc. (c)	54	319
Plantronics Inc.	37	1,364
Plexus Corp. (c)	30	776
PLX Technology Inc. (c)	45	162
Power Integrations Inc.	25	839
Power-One Inc. (c) (e)	56	228
PRG-Schultz International Inc. (c)	18	118
Procera Networks Inc. (c)	16	303
Progress Software Corp. (c)	55	1,151
Proofpoint Inc. (c)	5	63
PROS Holdings Inc. (c)	20	359
QAD Inc. - Class A	6	87
QLIK Technologies Inc. (c)	74	1,609
QLogic Corp. (c)	87	851
Qualys Inc. (c)	7	107
Quantum Corp. (c)	190	236
QuickLogic Corp. (c) (e)	45	98
QuinStreet Inc. (c) (e)	26	178
Radisys Corp. (c)	18	55
Rambus Inc. (c) (e)	97	471
RealD Inc. (c) (e)	40	451
RealNetworks Inc. (c)	19	145
RealPage Inc. (c) (e)	31	666
Responsys Inc. (c)	29	171
RF Micro Devices Inc. (c)	243	1,089
Richardson Electronics Ltd.	11	128
Riverbed Technology Inc. (c)	4	70
Rofin-Sinar Technologies Inc. (c)	25	549
Rogers Corp. (c)	14	714
Rosetta Stone Inc. (c)	8	103
Rubicon Technology Inc. (c) (e)	14	86
Ruckus Wireless Inc. (c)	7	157
Rudolph Technologies Inc. (c)	28	372
Saba Software Inc. (c)	24	213
Sanmina Corp. (c)	73	809
Sapiens International Corp. NV (c)	11	44
Sapient Corp. (c)	107	1,133
ScanSource Inc. (c)	24	757
SciQuest Inc. (c)	14	229
SeaChange International Inc. (c)	25	240
Semtech Corp. (c)	57	1,648
ServiceSource International Inc. (c)	45	260
ShoreTel Inc. (c)	45	190
Sigma Designs Inc. (c)	30	155
Silicon Graphics International Corp. (c) (e)	29	292
Silicon Image Inc. (c)	73	364
Sonus Networks Inc. (c)	188	320
Sourcefire Inc. (c)	26	1,216
Spansion Inc. (c)	44	608
Spark Networks Inc. (c)	9	72
SPS Commerce Inc. (c)	11	424
SS&C Technologies Holdings Inc. (c)	29	678
Stamps.com Inc. (c)	13	331
STEC Inc. (c) (e)	29	144
STR Holdings Inc. (c) (e)	24	60
SunPower Corp. (c) (e)	32	179
Super Micro Computer Inc. (c) (e)	25	252
Supertex Inc.	9	154
support.com Inc. (c)	43	178
Sycamore Networks Inc.	16	36
Symmetricom Inc. (c)	40	230
Synacor Inc. (c)	5	30
Synaptics Inc. (c) (e)	29	869
Synchronoss Technologies Inc. (c) (e)	24	507
SYNNEX Corp. (c)	23	779

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Syntel Inc.	13	714
Take-Two Interactive Software Inc. (c)	68	745
Tangoe Inc. (c)	26	308
TechTarget Inc. (c)	14	75
TeleNav Inc. (c)	17	133
TeleTech Holdings Inc. (c)	21	365
Tellabs Inc.	319	728
Telular Corp.	13	126
Tessco Technologies Inc.	4	96
Tessera Technologies Inc.	46	751
TiVo Inc. (c)	111	1,364
TNS Inc. (c)	21	446
Travelzoo Inc. (c)	6	109
TriQuint Semiconductor Inc. (c)	145	702
Trulia Inc. (c) (e)	6	94
TTM Technologies Inc. (c)	45	415
Tyler Technologies Inc. (c)	26	1,271
Ubiquiti Networks Inc. (e)	9	113
Ultimate Software Group Inc. (c)	24	2,221
Ultra Clean Holdings Inc. (c)	21	102
Ultratech Inc. (c)	24	877
Unisys Corp. (c)	38	654
United Online Inc.	77	432
Universal Display Corp. (c)	35	887
Unwired Planet Inc. (c)	66	79
ValueClick Inc. (c)	67	1,295
VASCO Data Security International Inc. (c)	25	207
Veeco Instruments Inc. (c) (e)	35	1,024
Verint Systems Inc. (c) (e)	19	557
ViaSat Inc. (c) (e)	33	1,270
Viasystems Group Inc. (c)	2	30
VirnetX Holding Corp. (c) (e)	37	1,072
Virtusa Corp. (c)	15	247
Vishay Precision Group Inc. (c)	10	133
VistaPrint NV (c) (e)	30	1,001
Vocus Inc. (c)	19	333
Volterra Semiconductor Corp. (c)	22	379
Web.com Group Inc. (c)	31	452
WebMD Health Corp. - Class A (c)	46	653
Websense Inc. (c)	34	509
Westell Technologies Inc. - Class A (c)	34	63
WEX Inc. (c)	34	2,585
XO Group Inc. (c)	24	219
Yelp Inc. - Class A (c) (e)	7	128
Zillow Inc. - Class A (c) (e)	3	74
Zixit Corp. (c)	55	155
Zygo Corp. (c)	13	205

		174,586

MATERIALS - 5.1%
A. Schulman Inc.	25	733
ADA-ES Inc. (c) (e)	7	122
AEP Industries Inc. (c)	4	228
AK Steel Holding Corp. (e)	118	542
AM Castle & Co. (c) (e)	16	238
AMCOL International Corp.	22	670
American Vanguard Corp.	24	748
Arabian American Development Co. (c) (e)	16	133
Balchem Corp.	25	917
Berry Plastics Group Inc. (c)	24	393
Boise Inc.	87	692
Buckeye Technologies Inc.	34	987
Calgon Carbon Corp. (c)	51	726
Century Aluminum Co. (c)	46	405
Chemtura Corp. (c)	86	1,822
Clearwater Paper Corp. (c)	21	821
Coeur d’Alene Mines Corp. (c)	80	1,957
Deltic Timber Corp.	10	693

	Shares/Par (p)	Value
Eagle Materials Inc.	43	2,524
Ferro Corp. (c)	82	345
Flotek Industries Inc. (c) (e)	45	548
FutureFuel Corp.	17	198
General Moly Inc. (c) (e)	54	216
Georgia Gulf Corp.	30	1,231
Globe Specialty Metals Inc.	53	723
Gold Reserve Inc. - Class A (c)	42	139
Gold Resource Corp. (e)	25	387
Golden Minerals Co. (c) (e)	33	152
Golden Star Resources Ltd. (c) (e)	231	425
Graphic Packaging Holding Co. (c)	144	932
GSE Holding Inc. (c)	6	38
Handy & Harman Ltd. (c)	4	56
Hawkins Inc. (e)	8	328
Haynes International Inc.	11	563
HB Fuller Co.	43	1,510
Headwaters Inc. (c)	52	449
Hecla Mining Co.	247	1,442
Horsehead Holding Corp. (c)	37	378
Innophos Holdings Inc.	19	886
Innospec Inc.	21	717
Kaiser Aluminum Corp. (e)	17	1,039
KapStone Paper and Packaging Corp.	35	775
KMG Chemicals Inc.	6	106
Koppers Holdings Inc.	18	697
Kraton Performance Polymers Inc. (c)	29	698
Landec Corp. (c)	21	197
Louisiana-Pacific Corp. (c)	122	2,348
LSB Industries Inc. (c)	16	576
Materion Corp.	17	445
McEwen Mining Inc. (c) (e)	195	746
Metals USA Holdings Corp.	9	163
Midway Gold Corp. (c)	120	167
Minerals Technologies Inc.	31	1,235
Myers Industries Inc.	30	453
Neenah Paper Inc.	13	374
Noranda Aluminium Holding Corp.	27	164
Olin Corp.	70	1,501
Olympic Steel Inc.	7	162
OM Group Inc. (c)	28	627
Omnova Solutions Inc. (c)	43	304
P.H. Glatfelter Co.	37	648
Paramount Gold and Silver Corp. (c) (e)	110	254
PolyOne Corp.	78	1,590
Quaker Chemical Corp.	11	589
Resolute Forest Products (c) (e)	72	959
Revett Minerals Inc. (c)	25	71
RTI International Metals Inc. (c)	27	752
Schnitzer Steel Industries Inc. - Class A	22	663
Schweitzer-Mauduit International Inc.	28	1,086
Sensient Technologies Corp.	43	1,540
Spartech Corp. (c)	29	266
Stepan Co.	15	837
Stillwater Mining Co. (c) (e)	103	1,316
SunCoke Energy Inc. (c)	61	952
Texas Industries Inc. (c) (e)	20	1,008
UFP Technologies Inc. (c)	4	79
United States Lime & Minerals Inc. (c)	2	72
Universal Stainless & Alloy Products Inc. (c)	6	220
US Antimony Corp. (c) (e)	43	76
US Silica Holdings Inc. (e)	9	153
Vista Gold Corp. (c)	55	149
Wausau Paper Corp.	40	344
Worthington Industries Inc.	47	1,209
Zep Inc.	20	286
Zoltek Cos. Inc. (c) (e)	22	171

		55,081

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.7%
8x8 Inc. (c)	64	476
Atlantic Tele-Network Inc.	7	272
Boingo Wireless Inc. (c)	13	96
Cbeyond Inc. (c)	25	224
Cincinnati Bell Inc. (c)	172	944
Cogent Communications Group Inc.	40	914
Consolidated Communications Holdings Inc. (e)	35	563
Fairpoint Communications Inc. (c) (e)	19	154
General Communication Inc. - Class A (c)	32	303
Hawaiian Telcom Holdco Inc. (c)	8	160
HickoryTech Corp.	12	120
IDT Corp. - Class B	13	125
inContact Inc. (c)	35	180
Iridium Communications Inc. (c)	40	271
Leap Wireless International Inc. (c) (e)	47	311
Lumos Networks Corp.	13	129
magicJack VocalTec Ltd. (c) (e)	12	221
Neutral Tandem Inc.	24	63
NTELOS Holdings Corp.	12	160
ORBCOMM Inc. (c)	34	132
Premiere Global Services Inc. (c)	44	430
Primus Telecommunications Group Inc.	10	106
Shenandoah Telecommunications Co.	20	312
Towerstream Corp. (c) (e)	38	123
USA Mobility Inc.	18	215
Vonage Holdings Corp. (c)	147	349

		7,353

UTILITIES - 3.3%
Allete Inc.	33	1,358
American DG Energy Inc. (c) (e)	20	45
American States Water Co.	17	812
Artesian Resources Corp. - Class A	6	142
Atlantic Power Corp. (e)	101	1,157
Avista Corp.	51	1,230
Black Hills Corp.	38	1,392
Cadiz Inc. (c) (e)	10	79
California Water Service Group	38	692
CH Energy Group Inc.	13	852
Chesapeake Utilities Corp.	8	383
Cleco Corp.	54	2,153
Connecticut Water Services Inc.	8	237
Consolidated Water Co. Ltd.	15	111
Delta Natural Gas Co. Inc.	5	107
El Paso Electric Co.	36	1,138
Empire District Electric Co.	38	771
Genie Energy Ltd. - Class B	13	95
IDACORP Inc.	44	1,921
Laclede Group Inc.	20	760
MGE Energy Inc.	20	1,011
Middlesex Water Co.	13	263
New Jersey Resources Corp.	36	1,428
Northwest Natural Gas Co.	23	1,032
NorthWestern Corp.	32	1,101
Ormat Technologies Inc. (e)	15	297
Otter Tail Corp.	32	793
Piedmont Natural Gas Co. Inc.	63	1,984
PNM Resources Inc.	69	1,418
Portland General Electric Co.	67	1,828
SJW Corp.	12	306
South Jersey Industries Inc.	26	1,330
Southwest Gas Corp.	41	1,732
UIL Holdings Corp.	44	1,573
Unitil Corp.	13	331
UNS Energy Corp.	35	1,482

	Shares/Par (p)	Value
WGL Holdings Inc.	46	1,788
York Water Co.	10	183

		35,315

Total Common Stocks (cost $926,888)		1,051,117

RIGHTS - 0.0%
Allos Therapeutics Inc. (c) (f)	69	—

Total Rights (cost $0)		—

WARRANTS - 0.0%
Magnum Hunter (c) (e)	7	—

Total Warrants (cost $0)		—

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc. (c) (e)	7	119

Total Investment Companies (cost $130)		119

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 14.0%

Investment Company - 1.8%
JNL Money Market Fund, 0.06% (a) (h)	19,745	19,745

Securities Lending Collateral - 12.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	129,911	129,911

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 03/14/13 (o)	$1,165	1,165

Total Short Term Investments (cost $150,821)		150,821

Total Investments - 111.8% (cost $1,077,839)		1,202,057
Other Assets and Liabilities, Net - (11.8%)		(126,677)

Total Net Assets - 100.0%		$1,075,380

JNL/Mellon Capital Management International Index Fund

COMMON STOCKS - 97.3%

CONSUMER DISCRETIONARY - 10.1%
ABC-Mart Inc.	4	$179
Accor SA	22	792
Adidas AG	33	2,941
Aisin Seiki Co. Ltd.	29	899
Asics Corp.	22	336
Axel Springer AG (e)	6	249
Bayerische Motoren Werke AG	52	5,066
Benesse Corp.	10	425
Bridgestone Corp.	103	2,671
British Sky Broadcasting Group Plc	173	2,177
Burberry Group Plc	70	1,409
Carnival Plc	29	1,125
Casio Computer Co. Ltd. (e)	33	289
Christian Dior SA	9	1,475
Compagnie Financiere Richemont SA	82	6,436
Compagnie Generale des Etablissements Michelin	28	2,720
Compass Group Plc	295	3,507
Continental AG	17	1,978
Crown Ltd.	60	675
Daihatsu Motor Co. Ltd. (e)	29	578

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Daimler AG	142	7,832
Dena Co. Ltd.	17	568
Denso Corp.	77	2,671
Dentsu Inc.	29	782
Don Quijote Co. Ltd.	8	294
Echo Entertainment Group Ltd.	125	450
Electrolux AB - Class B	36	954
Eutelsat Communications Group SA	20	659
Fast Retailing Co. Ltd.	8	2,144
Fiat SpA (c) (e)	141	711
Flight Centre Ltd. (e)	8	231
Fuji Heavy Industries Ltd.	95	1,198
Galaxy Entertainment Group Ltd. (c) (e)	323	1,295
Genting International Plc (e)	915	1,051
GKN Plc	234	881
Hakuhodo DY Holdings Inc.	4	230
Harvey Norman Holdings Ltd. (e)	87	173
Hennes & Mauritz AB - Class B	149	5,168
Honda Motor Co. Ltd.	256	9,473
Hugo Boss AG	4	380
Husqvarna AB - Class B	61	372
Inditex SA	34	4,817
InterContinental Hotels Group Plc	43	1,216
Isetan Mitsukoshi Holdings Ltd.	58	569
Isuzu Motors Ltd.	178	1,062
ITV Plc	586	1,017
J. Front Retailing Co. Ltd.	73	406
Jardine Cycle & Carriage Ltd.	16	632
JC Decaux SA	10	229
Jupiter Telecommunications Co. Ltd.	—	379
Kabel Deutschland Holding AG	14	1,067
Kingfisher Plc	375	1,751
Koito Manufacturing Co. Ltd.	15	219
Lagardere SCA	20	661
Li & Fung Ltd.	926	1,670
Luxottica Group SpA	25	1,048
LVMH Moet Hennessy Louis Vuitton SA	40	7,360
Marks & Spencer Group Plc	254	1,598
Marui Group Co. Ltd.	33	260
Mazda Motor Corp. (c)	451	926
McDonald’s Holdings Co. Japan Ltd. (e)	10	267
MGM China Holdings Ltd.	145	267
Mitsubishi Motors Corp. (c)	585	605
Namco Bandai Holdings Inc.	27	347
Next Plc	26	1,591
NGK Spark Plug Co. Ltd.	27	360
NHK Spring Co. Ltd. (e)	22	177
Nikon Corp.	54	1,591
Nissan Motor Co. Ltd.	391	3,712
Nitori Co. Ltd.	5	365
NOK Corp. (e)	16	244
Nokian Renkaat Oyj	18	718
OPAP SA	31	226
Oriental Land Co. Ltd.	8	908
Panasonic Corp. (e)	348	2,128
Pearson Plc	129	2,506
Peugeot SA (c) (e)	40	293
Pirelli & C. SpA	35	399
PPR SA	12	2,242
Publicis Groupe SA	28	1,686
Rakuten Inc.	115	899
Reed Elsevier NV	109	1,615
Reed Elsevier Plc	192	2,030
Renault SA	30	1,653
Rinnai Corp.	5	326
Sands China Ltd.	383	1,710
Sankyo Co. Ltd.	7	278
Sanrio Co. Ltd. (e)	7	220

	Shares/Par (p)	Value
Sega Sammy Holdings Inc.	33	551
Sekisui Chemical Co. Ltd.	70	611
Sekisui House Ltd.	81	887
SES SA - FDR	48	1,387
Shangri-La Asia Ltd.	256	516
Sharp Corp. (e)	146	511
Shimamura Co. Ltd.	3	311
Shimano Inc.	12	749
Singapore Press Holdings Ltd. (e)	242	802
SJM Holdings Ltd.	292	689
SKYCITY Entertainment Group Ltd.	85	266
Sodexo SA	15	1,265
Sony Corp. (e)	159	1,780
Stanley Electric Co. Ltd.	21	291
Sumitomo Rubber Industries Inc.	25	304
Suzuki Motor Corp.	58	1,515
Swatch Group AG	5	2,469
Swatch Group AG	7	567
Tabcorp Holdings Ltd.	111	354
Takashimaya Co. Ltd.	40	285
Tatts Group Ltd. (e)	225	708
Toho Co. Ltd.	17	303
Toyoda Gosei Co. Ltd.	9	185
Toyota Boshoku Corp.	10	119
Toyota Industries Corp.	26	833
Toyota Motor Corp.	432	20,186
TUI Travel Plc	80	370
USS Co. Ltd.	3	334
Volkswagen AG	4	962
Whitbread Plc	28	1,144
Wolters Kluwer NV	45	932
WPP Plc	199	2,900
Wynn Macau Ltd.	234	645
Yamada Denki Co. Ltd. (e)	14	550
Yamaha Corp.	24	253
Yamaha Motor Co. Ltd. (e)	42	469
Yue Yuen Industrial Holdings Ltd.	124	419

		177,116

CONSUMER STAPLES - 11.1%
AEON Co. Ltd. (e)	90	1,030
Ajinomoto Co. Inc.	102	1,350
Anheuser-Busch InBev NV	126	10,966
Aryzta AG	14	730
Asahi Breweries Ltd.	61	1,303
Associated British Foods Plc	57	1,445
Barry Callebaut AG (e)	—	258
Beiersdorf AG	16	1,310
British American Tobacco Plc	307	15,582
Calbee Inc. (e)	2	169
Carlsberg A/S - Class B	17	1,668
Carrefour SA	91	2,348
Casino Guichard Perrachon SA	9	840
Coca-Cola Amatil Ltd.	91	1,272
Coca-Cola Hellenic Bottling Co. SA	33	760
Coca-Cola West Co. Ltd.	10	147
Colruyt SA (e)	11	566
Danone SA	91	5,987
DE Master Blenders 1753 NV (c)	94	1,086
Delhaize Group	17	675
Diageo Plc	393	11,441
Distribuidora Internacional de Alimentacion SA	102	649
FamilyMart Co. Ltd.	9	367
Golden Agri-Resources Ltd.	1,006	542
Heineken Holding NV	16	883
Heineken NV	36	2,436
Henkel AG & Co. KGaA	21	1,412
Imperial Tobacco Group Plc	156	6,060

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
J Sainsbury Plc	184	1,040
Japan Tobacco Inc.	142	3,997
Jeronimo Martins SGPS SA	32	615
Kao Corp.	83	2,160
Kerry Group Plc	24	1,252
Kesko Oyj (e)	9	307
Kikkoman Corp.	26	371
Kirin Holdings Co. Ltd.	137	1,612
Koninklijke Ahold NV	165	2,213
L’Oreal SA	38	5,272
Lawson Inc. (e)	9	617
Lindt & Spruengli AG	—	606
MEIJI Holdings Co. Ltd.	9	395
Metcash Ltd. (e)	144	500
Metro AG	19	521
Nestle SA	504	32,906
Nippon Meat Packers Inc.	29	402
Nisshin Seifun Group Inc.	27	343
Nissin Foods Holdings Co. Ltd.	9	326
Olam International Ltd. (e)	235	302
Pernod-Ricard SA	33	3,863
Reckitt Benckiser Group Plc	102	6,484
Remy Cointreau SA	3	355
SABMiller Plc	150	6,960
Seven & I Holdings Co. Ltd.	118	3,339
Shiseido Co. Ltd.	54	764
Suedzucker AG	10	413
Swedish Match AB	33	1,095
Tate & Lyle Plc	70	867
Tesco Plc	1,262	6,951
Toyo Suisan Kaisha Ltd.	13	346
Treasury Wine Estates Ltd.	96	473
Unicharm Corp.	17	889
Unilever NV - CVA	255	9,776
Unilever Plc	201	7,828
Wesfarmers Ltd.	158	6,098
Wilmar International Ltd. (e)	305	842
WM Morrison Supermarkets Plc	370	1,587
Woolworths Ltd.	193	5,928
Yakult Honsha Co. Ltd.	15	640
Yamazaki Baking Co. Ltd.	15	167

		194,704

ENERGY - 7.5%
Aker Solutions ASA (e)	25	514
AMEC Plc	48	800
BG Group Plc	533	8,884
BP Plc	2,981	20,728
Caltex Australia Ltd.	20	398
Cie Generale de Geophysique - Veritas (c)	21	625
Cosmo Oil Co. Ltd.	85	190
ENI SpA	399	9,775
Fugro NV	10	612
Galp Energia SGPS SA	34	520
Idemitsu Kosan Co. Ltd.	3	271
INPEX Corp.	—	1,856
Japan Petroleum Exploration Co.	6	194
JX Holdings Inc.	355	2,002
Lundin Petroleum AB (c)	33	774
Neste Oil Oyj	19	252
OMV AG	22	802
Origin Energy Ltd. (e)	172	2,114
Petrofac Ltd.	39	1,040
Repsol SA	129	2,627
Royal Dutch Shell Plc - Class A	587	20,365
Royal Dutch Shell Plc - Class B	414	14,786
Saipem SpA	42	1,628
Santos Ltd.	151	1,768

	Shares/Par (p)	Value
SeaDrill Ltd.	56	2,045
Showa Shell Sekiyu KK (e)	29	165
StatoilHydro ASA (e)	175	4,420
Subsea 7 SA	42	1,015
Technip SA	16	1,825
Tenaris SA	75	1,558
TonenGeneral Sekiyu KK (e)	43	372
Total SA	333	17,348
Transocean Ltd. (e)	55	2,476
Tullow Oil Plc	143	2,974
Whitehaven Coal Ltd.	70	260
Woodside Petroleum Ltd.	104	3,694
WorleyParsons Ltd.	31	762

		132,439

FINANCIALS - 24.3%
3i Group Plc	161	575
Aberdeen Asset Management Plc	140	841
Acom Co. Ltd. (c)	6	171
Admiral Group Plc (e)	31	584
Aegon NV	272	1,758
AEON Credit Service Co. Ltd.	10	211
AEON Mall Co. Ltd.	11	261
Ageas	35	1,037
AIA Group Ltd.	1,690	6,704
Allianz SE	71	9,956
AMP Ltd.	457	2,317
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd. (e)	85	260
Ascendas Real Estate Investment Trust	309	605
Assicurazioni Generali SpA	184	3,361
ASX Ltd.	26	859
Australia & New Zealand Banking Group Ltd.	420	11,066
Aviva Plc	460	2,846
AXA SA	278	4,989
Baloise Holding AG	8	677
Banca Monte dei Paschi di Siena SpA (c) (e)	833	249
Banco Bilbao Vizcaya Argentaria SA	855	7,946
Banco de Sabadell SA (e)	445	1,165
Banco Espirito Santo SA (c)	295	350
Banco Popolare SC (c)	266	444
Banco Popular Espanol SA (c)	773	604
Banco Santander SA	1,612	13,101
Bank Hapoalim BM (c)	159	684
Bank Leumi Le-Israel BM (c)	205	699
Bank of East Asia Ltd.	217	841
Bank of Kyoto Ltd. (e)	48	407
Bank of Yokohama Ltd.	182	846
Bankia SA (c) (e)	147	76
Banque Cantonale Vaudoise	—	245
Barclays Plc	1,824	7,924
Bendigo and Adelaide Bank Ltd. (e)	66	586
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	157	8,911
BOC Hong Kong Holdings Ltd.	584	1,838
British Land Co. Plc	135	1,246
CaixaBank SA (e)	124	434
CapitaCommercial Trust	295	409
Capital Shopping Centres Group	85	489
CapitaLand Ltd.	385	1,185
CapitaMall Trust	381	670
CapitaMalls Asia Ltd.	191	308
Centro Retail Australia	214	507
CFS Retail Property Trust	324	648
Cheung Kong Holdings Ltd.	219	3,408
China Bank Ltd.	124	726
Chugoku Bank Ltd.	26	363
Chuo Mitsui Trust Holdings Inc.	493	1,737

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
City Developments Ltd.	75	802
CNP Assurances SA	21	327
Commerzbank AG (c)	546	1,045
Commonwealth Bank of Australia	250	16,253
Corio NV	11	499
Credit Agricole SA (c)	159	1,292
Credit Saison Co. Ltd.	24	595
Credit Suisse Group AG (e)	192	4,689
Dai-Ichi Life Insurance Co. Ltd.	1	1,892
Daito Trust Construction Co. Ltd.	11	1,030
Daiwa House Industry Co. Ltd.	81	1,393
Daiwa Securities Group Inc.	266	1,484
Danske Bank A/S (c)	103	1,749
DBS Group Holdings Ltd.	286	3,505
Delta Lloyd NV	20	335
Deutsche Bank AG	146	6,420
Deutsche Boerse AG	31	1,871
Dexus Property Group	692	734
DNB ASA	154	1,972
Erste Group Bank AG (c)	34	1,096
Eurazeo	5	240
Exor SpA	9	235
First Pacific Co. Ltd.	302	334
Fonciere Des Regions	4	334
Fukuoka Financial Group Inc.	129	517
Gecina SA	3	348
Gjensidige Forsikring ASA (e)	30	435
Global Logistic Properties Ltd.	311	720
Goodman Group	248	1,131
GPT Group	215	828
Groupe Bruxelles Lambert SA (e)	12	966
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
Gunma Bank Ltd.	67	328
Hachijuni Bank Ltd.	71	358
Hammerson Plc	107	859
Hang Lung Properties Ltd.	355	1,429
Hang Seng Bank Ltd. (e)	121	1,865
Hannover Rueckversicherung AG	9	684
Hargreaves Lansdown Plc	35	394
Henderson Land Development Co. Ltd.	142	1,017
Hiroshima Bank Ltd.	74	310
Hong Kong Exchanges & Clearing Ltd. (e)	171	2,956
Hopewell Holdings Ltd. (e)	87	375
HSBC Holdings Plc	2,862	30,323
Hulic Co. Ltd.	44	300
Hysan Development Co. Ltd.	93	452
Icade SA (e)	3	307
ICAP Plc	83	420
IMMOFINANZ AG (e)	140	591
Industrivarden AB - Class C	17	290
ING Groep NV - CVA (c)	602	5,714
Insurance Australia Group Ltd.	329	1,621
Intesa Sanpaolo SpA	1,588	2,746
Investec Plc	89	623
Investor AB - Class B	72	1,892
Iyo Bank Ltd.	38	301
Japan Prime Realty Investment Corp.	—	329
Japan Real Estate Investment Corp.	—	818
Japan Retail Fund Investment Corp.	—	631
Joyo Bank Ltd.	108	513
Julius Baer Group Ltd.	33	1,174
KBC Groep NV	37	1,288
Keppel Land Ltd.	108	362
Kerry Properties Ltd.	109	570
Kinnevik Investment AB - Class B	33	700
Klepierre	15	601
Land Securities Group Plc	123	1,645

	Shares/Par (p)	Value
Legal & General Group Plc	927	2,223
Lend Lease Corp. Ltd.	88	863
Link Real Estate Investment Trust	358	1,790
Lloyds Banking Group Plc (c)	6,633	5,286
London Stock Exchange Group Plc	25	452
Macquarie Group Ltd.	52	1,963
Mapfre SA (e)	113	347
Mediobanca SpA	78	483
Mirvac Group	544	847
Mitsubishi Estate Co. Ltd.	197	4,714
Mitsubishi UFJ Financial Group Inc.	1,998	10,812
Mitsubishi UFJ Lease & Finance Co. Ltd.	8	365
Mitsui Fudosan Co. Ltd.	132	3,229
Mizrahi Tefahot Bank Ltd. (c)	19	199
Mizuho Financial Group Inc.	3,587	6,577
MS&AD Insurance Group Holdings	80	1,601
Muenchener Rueckversicherungs AG	28	5,087
National Australia Bank Ltd.	351	9,238
Natixis	140	478
New World Development Ltd.	583	923
Nippon Building Fund Inc.	—	1,014
Nishi-Nippon City Bank Ltd.	96	238
NKSJ Holdings Inc.	56	1,204
Nomura Holdings Inc.	573	3,393
Nomura Real Estate Holdings Inc.	15	279
Nomura Real Estate Office Fund Inc.	—	236
Nordea Bank AB	414	3,980
NTT Urban Development Corp.	—	184
Old Mutual Plc	768	2,255
ORIX Corp.	17	1,871
Oversea-Chinese Banking Corp. Ltd.	407	3,276
Pargesa Holding SA	4	274
Partners Group Holding AG (e)	2	512
Pohjola Bank Plc (e)	21	316
Prudential plc (a)	401	5,717
QBE Insurance Group Ltd. (e)	186	2,133
Raiffeisen International Bank Holding AG (e)	7	299
Ratos AB - Class B	28	272
Resolution Ltd.	222	902
Resona Holdings Inc.	299	1,368
Royal Bank of Scotland Group Plc (c)	330	1,764
RSA Insurance Group Plc	569	1,174
Sampo Oyj - Class A	66	2,142
SBI Holdings Inc. (e)	34	307
Schroders Plc	16	457
SCOR SE	27	718
Segro Plc	108	439
Seven Bank Ltd.	97	255
Shinsei Bank Ltd.	230	460
Shizuoka Bank Ltd.	80	781
Singapore Exchange Ltd.	138	802
Sino Land Co.	445	815
Skandinaviska Enskilda Banken AB - Class A	223	1,906
Societe Generale (c)	110	4,179
Sony Financial Holdings Inc.	26	473
Standard Chartered Plc	375	9,710
Standard Life Plc	373	2,038
Stockland	357	1,320
Sumitomo Mitsui Financial Group Inc.	211	7,661
Sumitomo Realty & Development Co. Ltd.	57	1,882
Sun Hung Kai Properties Ltd.	247	3,746
Suncorp Group Ltd.	203	2,169
Suruga Bank Ltd.	27	332
Svenska Handelsbanken AB - Class A	78	2,794
Swedbank AB - Class A	130	2,544
Swire Pacific Ltd.	108	1,345
Swire Properties Ltd.	174	585
Swiss Life Holding AG	5	613

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Swiss Prime Site AG	7	615
Swiss Re AG	55	4,015
T&D Holdings Inc.	87	1,059
Tokio Marine Holdings Inc.	114	3,177
Tokyu Land Corp.	63	462
TrygVesta A/S	4	283
UBS AG	571	8,942
Unibail-Rodamco SE	14	3,505
UniCredit SpA (c)	638	3,142
Unione di Banche Italiane SCPA	142	664
United Overseas Bank Ltd.	200	3,281
UOL Group Ltd.	70	343
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	284
Wendel SA	5	512
Westfield Group	339	3,747
Westfield Retail Trust	460	1,450
Westpac Banking Corp.	479	13,123
Wharf Holdings Ltd.	239	1,908
Wheelock & Co. Ltd.	138	704
Wing Hang Bank Ltd.	9	96
Yamaguchi Financial Group Inc.	31	274
Zurich Financial Services AG	23	6,199

		426,377

HEALTH CARE - 9.6%
Actelion Ltd.	17	797
Alfresa Holdings Corp.	6	242
Astellas Pharma Inc.	70	3,145
AstraZeneca Plc	198	9,390
Bayer AG	130	12,364
Celesio AG	13	217
Chugai Pharmaceutical Co. Ltd.	34	646
Cie Generale d’Optique Essilor International SA	32	3,192
Cochlear Ltd.	9	777
Coloplast A/S	18	893
CSL Ltd.	80	4,531
Daiichi Sankyo Co. Ltd.	106	1,634
Dainippon Sumitomo Pharma Co. Ltd.	22	260
Eisai Co. Ltd.	40	1,661
Elan Corp. Plc (c)	76	775
Elekta AB - Class B	55	861
Fresenius Medical Care AG & Co. KGaA	33	2,286
Fresenius SE	20	2,248
Getinge AB - Class B	30	1,022
GlaxoSmithKline Plc	778	16,932
Grifols SA (c)	22	785
Hisamitsu Pharmaceutical Co. Inc. (e)	10	508
Kyowa Hakko Kirin Co. Ltd.	40	392
Lonza Group AG (e)	9	482
M3 Inc.	—	150
Medipal Holdings Corp.	21	237
Merck KGaA	10	1,350
Miraca Holdings Inc.	8	339
Mitsubishi Tanabe Pharma Corp.	34	442
Novartis AG	360	22,768
Novo-Nordisk A/S	64	10,399
Olympus Corp. (c)	35	685
Ono Pharmaceutical Co. Ltd.	12	633
Orion Oyj - Class B (e)	14	417
Otsuka Holdings Co. Ltd.	57	1,614
Prothena Corp. Plc (c)	2	14
Qiagen NV (c) (e)	35	644
Ramsay Health Care Ltd.	22	616
Roche Holding AG	110	22,257
Sanofi SA	186	17,668
Santen Pharmaceutical Co. Ltd.	11	430

	Shares/Par (p)	Value
Shionogi & Co. Ltd.	48	807
Shire Plc	89	2,726
Smith & Nephew Plc	142	1,568
Sonic Health Care Ltd.	56	779
Sonova Holding AG	8	877
Suzuken Co. Ltd.	10	289
Sysmex Corp.	11	500
Taisho Pharmaceutical Holdings Co. Ltd.	6	405
Takeda Pharmaceutical Co. Ltd.	124	5,542
Terumo Corp.	23	905
Teva Pharmaceutical Industries Ltd.	148	5,500
Tsumura & Co.	9	278
UCB SA	17	947
William Demant Holding A/S (c)	4	330

		168,156

INDUSTRIALS - 12.3%
A P Moller - Maersk A/S - Class A	—	570
A P Moller - Maersk A/S - Class B	—	1,583
ABB Ltd.	345	7,157
Abertis Infraestructuras SA - Class A	55	910
ACS Actividades de Construccion y Servicios SA	21	522
Adecco SA (e)	20	1,053
Aeroports de Paris	5	348
Aggreko Plc	42	1,211
Alfa Laval AB	50	1,054
All Nippon Airways Co. Ltd. (e)	166	349
ALS Ltd. (e)	57	645
Alstom SA	33	1,318
Amada Co. Ltd.	50	325
Andritz AG	12	757
Asahi Glass Co. Ltd.	151	1,103
Asciano Group	147	718
Assa Abloy AB - Class B	52	1,973
Atlantia SpA	50	903
Atlas Copco AB - Class A	106	2,934
Atlas Copco AB - Class B	62	1,518
Auckland International Airport Ltd.	136	301
Aurizon Holdings Ltd.	256	1,008
Babcock International Group Plc	54	852
BAE Systems Plc	512	2,844
Balfour Beatty Plc	114	514
Bouygues SA	30	899
Brambles Ltd.	246	1,948
Brenntag AG	8	1,085
Bunzl Plc	50	823
Bureau Veritas SA	8	931
Capita Group Plc	104	1,281
Cathay Pacific Airways Ltd. (e)	174	323
Central Japan Railway Co.	23	1,850
Chiyoda Corp.	23	329
Cie de Saint-Gobain	62	2,672
Cobham Plc	163	590
ComfortDelGro Corp. Ltd.	278	409
Dai Nippon Printing Co. Ltd.	92	721
Daikin Industries Ltd.	35	1,209
Delek Group Ltd.	1	213
Deutsche Lufthansa AG	35	653
Deutsche Post AG	141	3,113
DSV A/S	29	740
East Japan Railway Co.	53	3,459
Edenred	27	845
European Aeronautic Defence & Space Co. NV	65	2,565
Experian Plc	159	2,561
Fanuc Ltd.	30	5,600
Ferrovial SA	61	903
Fiat Industrial SpA (e)	136	1,485

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Finmeccanica SpA (c)	59	344
Fraport AG Frankfurt Airport Services Worldwide (e)	5	314
Fraser and Neave Ltd.	139	1,107
Fuji Electric Holdings Co. Ltd.	86	212
Furukawa Electric Co. Ltd.	92	207
G4S Plc	212	888
GEA Group AG	28	900
Geberit AG (e)	6	1,330
Groupe Eurotunnel SA	84	656
GS Yuasa Corp. (e)	54	218
Hankyu Hanshin Holdings Inc.	172	889
Hexagon AB - Class B	38	964
Hino Motors Ltd. (e)	38	343
Hitachi Construction Machinery Co. Ltd. (e)	16	345
Hochtief AG (c) (e)	6	332
Hutchison Port Holdings Trust	849	679
Hutchison Whampoa Ltd.	335	3,550
IHI Corp.	222	576
IMI Plc	48	874
International Consolidated Airlines Group SA (c)	136	403
Intertek Group Plc	26	1,305
Invensys Plc	136	726
ITOCHU Corp.	237	2,509
Japan Airlines Co. Ltd.	9	383
Japan Steel Works Ltd.	47	306
JGC Corp.	33	1,028
JTEKT Corp.	34	323
Kajima Corp.	128	423
Kamigumi Co. Ltd.	34	271
Kawasaki Heavy Industries Ltd.	239	650
Keihin Electric Express Railway Co. Ltd.	71	630
Keio Corp.	94	701
Keisei Electric Railway Co. Ltd.	40	338
Keppel Corp. Ltd.	226	2,064
Kinden Corp.	26	169
Kintetsu Corp. (e)	260	1,065
Komatsu Ltd.	147	3,775
Kone Oyj - Class B	25	1,820
Koninklijke Boskalis Westminster NV	11	496
Koninklijke Philips Electronics NV	163	4,328
Koninklijke Vopak NV	11	748
Kubota Corp.	173	1,989
Kuehne & Nagel International AG	8	977
Kurita Water Industries Ltd.	17	376
Legrand SA	38	1,593
Leighton Holdings Ltd.	23	434
LIXIL Group Corp.	40	892
Mabuchi Motor Co. Ltd.	4	162
Makita Corp.	18	845
Man SE	6	684
Marubeni Corp.	261	1,873
Meggitt Plc	124	779
Melrose Industries Plc	192	698
Metso Oyj	20	871
Mitsubishi Corp.	221	4,254
Mitsubishi Electric Corp.	305	2,597
Mitsubishi Heavy Industries Ltd.	479	2,317
Mitsubishi Logistics Corp.	20	287
Mitsui & Co. Ltd.	273	4,095
Mitsui OSK Lines Ltd.	164	489
MTR Corp.	218	862
Nabtesco Corp.	16	346
NGK Insulators Ltd.	45	534
Nidec Corp. (e)	17	1,010
Nippon Express Co. Ltd.	142	587
Nippon Yusen KK	268	631

	Shares/Par (p)	Value
Noble Group Ltd.	581	561
NSK Ltd.	75	534
NWS Holdings Ltd.	217	369
Obayashi Corp.	109	615
Odakyu Electric Railway Co. Ltd. (e)	100	1,040
Orient Overseas International Ltd.	32	213
Orkla ASA (e)	116	1,016
Park24 Co. Ltd.	15	229
Prysmian SpA	34	671
Qantas Airways Ltd. (c)	165	258
Randstad Holding NV	18	673
Rexel SA	16	322
Rolls-Royce Holdings Plc	294	4,221
Ryanair Holdings Plc	2	12
Safran SA	36	1,575
Sandvik AB	158	2,544
Scania AB - Class B	48	999
Schindler Holding AG	3	445
Schneider Electric SA	82	5,999
Secom Co. Ltd.	33	1,673
Securitas AB - Class B	46	401
SembCorp Industries Ltd.	158	688
SembCorp Marine Ltd. (e)	121	464
Serco Group Plc	75	657
SGS SA	1	1,921
Shimizu Corp.	90	338
Siemens AG	129	14,104
Singapore Airlines Ltd. (e)	86	766
Singapore Technologies Engineering Ltd.	246	776
Skanska AB - Class B	57	936
SKF AB - Class B	62	1,573
SMC Corp.	9	1,544
Smiths Group Plc	63	1,231
Societe BIC SA	5	563
Sojitz Corp.	191	282
Sulzer AG	4	622
Sumitomo Corp.	177	2,276
Sumitomo Electric Industries Ltd.	120	1,384
Sumitomo Heavy Industries Ltd.	84	403
Sydney Airport	55	195
Taisei Corp.	172	572
Thales SA	14	479
THK Co. Ltd.	18	329
TNT NV	54	595
Tobu Railway Co. Ltd.	154	817
Tokyu Corp.	171	963
Toll Holdings Ltd.	103	493
Toppan Printing Co. Ltd.	84	521
TOTO Ltd.	42	316
Toyota Tsusho Corp.	32	790
Transurban Group	208	1,323
Ushio Inc.	20	217
Vallourec SA	16	815
Vinci SA	72	3,486
Volvo AB - Class B	219	3,020
Wartsila Oyj Abp	25	1,096
Weir Group Plc	32	987
West Japan Railway Co.	27	1,064
Wolseley Plc	43	2,061
Yamato Holdings Co. Ltd.	56	855
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	235
Zardoya Otis SA	23	323
Zodiac Aerospace	6	620

		216,118

INFORMATION TECHNOLOGY - 4.2%
Advantest Corp.	22	346
Amadeus IT Holding SA	50	1,257

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
ARM Holdings Plc	217	2,744
ASM Pacific Technology Ltd. (e)	30	370
ASML Holding NV	51	3,261
Atos Origin SA	9	619
Brother Industries Ltd. (e)	35	371
Canon Inc. (e)	178	6,899
Cap Gemini SA	24	1,036
Citizen Holdings Co. Ltd.	39	206
Computershare Ltd.	73	685
Dassault Systemes SA	9	1,040
FUJIFILM Holdings Corp.	74	1,479
Fujitsu Ltd.	296	1,241
Gemalto NV	12	1,073
Gree Inc.	14	214
Hamamatsu Photonics KK	11	382
Hirose Electric Co. Ltd.	5	539
Hitachi High-Technologies Corp.	9	190
Hitachi Ltd.	729	4,290
Hoya Corp.	69	1,356
Ibiden Co. Ltd.	18	283
Infineon Technologies AG	174	1,414
Itochu Techno-Solutions Corp.	3	140
Keyence Corp.	7	1,984
Konami Corp.	15	342
Konica Minolta Holdings Inc.	72	518
Kyocera Corp.	24	2,194
Mellanox Technologies Ltd. (c)	6	362
Murata Manufacturing Co. Ltd.	32	1,894
NEC Corp.	424	894
Nexon Co. Ltd. (c)	17	167
NICE Systems Ltd. (c)	9	302
Nintendo Co. Ltd.	17	1,794
Nippon Electric Glass Co. Ltd.	57	325
Nokia Oyj (e)	592	2,341
Nomura Research Institute Ltd.	15	321
NTT Data Corp.	—	595
Omron Corp.	31	735
Oracle Corp. Japan	6	233
Otsuka Corp.	2	166
Ricoh Co. Ltd. (e)	95	1,008
Rohm Co. Ltd.	15	474
Sage Group Plc	203	975
SAP AG	144	11,614
Shimadzu Corp.	33	225
Square Enix Holdings Co. Ltd. (e)	9	112
STMicroelectronics NV	104	758
Sumco Corp. (c)	18	178
TDK Corp.	20	728
Telefonaktiebolaget LM Ericsson - Class B	473	4,781
Tokyo Electron Ltd.	27	1,264
Toshiba Corp.	635	2,514
Trend Micro Inc. (e)	16	480
United Internet AG	14	308
Yahoo! Japan Corp.	2	708
Yaskawa Electric Corp.	32	309
Yokogawa Electric Corp.	31	339

		73,377

MATERIALS - 9.8%
Air Liquide	49	6,193
Air Water Inc.	23	294
Akzo Nobel NV	37	2,451
Alumina Ltd. (e)	370	355
Amcor Ltd.	191	1,614
Anglo American Plc	218	6,877
Antofagasta Plc	63	1,370
ArcelorMittal	148	2,576
Arkema SA	10	1,054

	Shares/Par (p)	Value
Asahi Kasei Corp.	202	1,194
BASF SE	144	13,616
BHP Billiton Ltd.	505	19,728
BHP Billiton Plc	331	11,682
Boliden AB	44	843
Boral Ltd. (e)	127	583
CRH Plc	114	2,316
Croda International Plc	20	795
Daicel Chemical Industries Ltd.	44	291
Daido Steel Co. Ltd.	42	213
Denki Kagaku Kogyo KK	73	250
EMS-Chemie Holding AG (e)	1	287
Eurasian Natural Resources Corp.	35	164
Evraz Plc	51	220
Fletcher Building Ltd.	112	789
Fortescue Metals Group Ltd. (e)	222	1,108
Fresnillo Plc	28	872
Givaudan SA	1	1,393
Glencore International Plc (e)	599	3,461
HeidelbergCement AG	22	1,366
Hitachi Chemical Co. Ltd.	15	229
Hitachi Metals Ltd.	30	256
Holcim Ltd.	36	2,659
Iluka Resources Ltd. (e)	63	609
Imerys SA	5	333
Incitec Pivot Ltd.	260	886
Israel Chemicals Ltd.	67	806
Israel Corp. Ltd.	—	233
James Hardie Industries SE - CDI	72	697
JFE Holdings Inc.	77	1,447
Johnson Matthey Plc	32	1,276
JSR Corp.	30	567
K+S AG	27	1,267
Kaneka Corp.	42	212
Kansai Paint Co. Ltd.	33	356
Kazakhmys Plc	31	397
Kobe Steel Ltd. (c)	379	484
Koninklijke DSM NV	24	1,491
Kuraray Co. Ltd.	56	738
Lafarge SA	30	1,907
Lanxess AG	13	1,172
Linde AG	29	5,084
Maruichi Steel Tube Ltd. (e)	7	168
Mitsubishi Chemical Holdings Corp.	219	1,093
Mitsubishi Gas Chemical Co. Inc.	59	362
Mitsubishi Materials Corp.	169	578
Mitsui Chemicals Inc.	128	334
Newcrest Mining Ltd.	120	2,814
Nippon Paper Group Inc. (e)	19	260
Nippon Steel Corp.	1,198	2,950
Nitto Denko Corp.	26	1,290
Norsk Hydro ASA (e)	149	757
Novozymes A/S - Class B	39	1,108
Oji Holdings Corp.	136	469
Orica Ltd.	58	1,520
OZ Minerals Ltd.	53	376
Randgold Resources Ltd.	14	1,364
Rexam Plc	132	943
Rio Tinto Ltd.	69	4,817
Rio Tinto Plc	210	12,260
Salzgitter AG (e)	6	301
Shin-Etsu Chemical Co. Ltd.	65	3,943
Showa Denko KK (e)	216	330
Sika AG	—	749
Sims Metal Management Ltd. (e)	24	236
Solvay SA	9	1,295
Stora Enso Oyj	83	582
Sumitomo Chemical Co. Ltd.	224	706

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Sumitomo Metal Mining Co. Ltd.	79	1,115
Svenska Cellulosa AB - Class B	92	1,990
Syngenta AG	15	6,000
Taiheiyo Cement Corp.	163	448
Taiyo Nippon Sanso Corp.	36	207
Teijin Ltd.	142	354
ThyssenKrupp AG	61	1,444
Toray Industries Inc.	233	1,431
Toyo Seikan Kaisha Ltd.	23	313
Ube Industries Ltd.	145	348
Umicore	17	948
UPM-Kymmene Oyj	79	929
Vedanta Resources Plc (e)	17	321
Voestalpine AG	18	663
Xstrata Plc	330	5,762
Yamato Kogyo Co. Ltd.	6	176
Yara International ASA (e)	30	1,475

		172,590

TELECOMMUNICATION SERVICES - 4.7%
Belgacom SA	23	673
Bezeq Israeli Telecommunication Corp. Ltd.	278	322
BT Group Plc	1,226	4,679
Deutsche Telekom AG	441	5,021
Elisa Oyj	24	524
France Telecom SA	292	3,236
HKT Trust	334	328
Iliad SA	3	568
Inmarsat Plc	67	650
KDDI Corp.	42	2,990
Koninklijke KPN NV	159	786
Millicom International Cellular SA - SDR	10	825
Nippon Telegraph & Telephone Corp.	69	2,892
NTT DoCoMo Inc.	2	3,463
PCCW Ltd.	576	255
Portugal Telecom SGPS SA (e)	91	454
Singapore Telecommunications Ltd.	1,255	3,414
SoftBank Corp.	148	5,430
StarHub Ltd.	90	281
Swisscom AG (e)	4	1,599
TDC A/S	81	571
Tele2 AB - Class B	48	863
Telecom Corp. of New Zealand Ltd.	285	540
Telecom Italia SpA	1,486	1,348
Telefonica SA	632	8,563
Telekom Austria AG	40	304
Telenet Group Holding NV	8	391
Telenor ASA	114	2,324
TeliaSonera AB	341	2,316
Telstra Corp. Ltd.	686	3,125
Vivendi SA	203	4,582
Vodafone Group Plc	7,732	19,464
Ziggo NV	18	582

		83,363

UTILITIES - 3.7%
Acciona SA	3	239
AGL Energy Ltd.	86	1,381
APA Group (e)	130	748
Centrica Plc	815	4,446
Cheung Kong Infrastructure Holdings Ltd.	69	426
Chubu Electric Power Co. Inc.	102	1,363
Chugoku Electric Power Co. Inc.	45	705
CLP Holdings Ltd.	284	2,390
Contact Energy Ltd.	56	241
E.ON SE	283	5,301
Electric Power Development Co. Ltd.	19	456
Electricite de France SA	36	669

	Shares/Par (p)	Value
Enagas SA	29	628
Enel Green Power SpA	254	474
Enel SpA	1,035	4,305
Energias de Portugal SA	287	872
Fortum Oyj (e)	70	1,318
Gas Natural SDG SA	55	990
GDF Suez	201	4,132
Hokkaido Electric Power Co. Inc.	34	409
Hokuriku Electric Power Co.	26	304
Hong Kong & China Gas Co. Ltd.	822	2,259
Hongkong Electric Holdings Ltd.	219	1,879
Iberdrola SA	611	3,414
Kansai Electric Power Co. Inc.	118	1,237
Kyushu Electric Power Co. Inc.	70	798
National Grid Plc	560	6,426
Osaka Gas Co. Ltd.	297	1,079
Red Electrica Corp. SA (e)	16	801
RWE AG	77	3,193
Scottish & Southern Energy Plc	149	3,458
Severn Trent Plc	38	981
Shikoku Electric Power Co. Inc.	25	391
Snam Rete Gas SpA	268	1,253
SP AusNet	245	285
Suez Environnement SA	41	491
Terna Rete Elettrica Nazionale SpA	211	842
Toho Gas Co. Ltd.	60	322
Tohoku Electric Power Co. Inc. (c)	74	689
Tokyo Electric Power Co. Inc. (c)	219	528
Tokyo Gas Co. Ltd.	388	1,773
United Utilities Group Plc	108	1,190
Veolia Environnement	55	670
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	10	240

		65,996

Total Common Stocks (cost $1,653,231)		1,710,236

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG	8	492
Porsche Automobil Holding SE	24	1,996
ProSiebenSat.1 Media AG	13	364
Volkswagen AG	23	5,216

		8,068

CONSUMER STAPLES - 0.2%
Henkel AG & Co. KGaA	28	2,311
Lindt & Spruengli AG	—	489

		2,800

FINANCIALS - 0.0%
Intesa Sanpaolo SpA	139	197

INDUSTRIALS - 0.1%
Schindler Holding AG	7	1,056

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	905	721

UTILITIES - 0.0%
RWE AG	6	211

Total Preferred Stocks (cost $9,897)		13,053

RIGHTS - 0.0%
Olam International Ltd. (c) (f)	235	14
Repsol SA (c)	129	78

Total Rights (cost $82)		92

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 1.3%
JNL Money Market Fund, 0.06% (a) (h)	22,245	22,245

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	54,337	54,337

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 03/14/13 (o)	$1,830	1,830

Total Short Term Investments (cost $78,412)		78,412

Total Investments - 102.5% (cost $1,741,622)		1,801,793
Other Assets and Liabilities, Net - (2.5%)		(44,211)

Total Net Assets - 100.0%		$1,757,582

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 20.9%
Aeropostale Inc. (c)	46	$597
Ameristar Casinos Inc.	35	924
Apollo Group Inc. - Class A (c)	21	442
Bally Technologies Inc. (c)	14	639
Capella Education Co. (c)	19	543
CEC Entertainment Inc.	20	679
Chico’s FAS Inc.	38	699
Churchill Downs Inc.	10	695
Coinstar Inc. (c)	12	642
Comcast Corp. - Class A	18	655
Cooper Tire & Rubber Co.	32	802
Corinthian Colleges Inc. (c)	280	684
Digital Generation Inc. (c)	53	581
Goodyear Tire & Rubber Co. (c)	52	715
Grand Canyon Education Inc. (c)	30	711
Guess? Inc.	19	478
hhgregg Inc. (c) (e)	85	594
Hibbett Sports Inc. (c)	10	521
ITT Educational Services Inc. (c)	18	309
Kohl’s Corp.	12	507
PetMed Express Inc.	62	691
Scholastic Corp.	20	578
Sonic Corp. (c)	65	678
Standard Motor Products Inc.	35	774
Target Corp.	10	567
The Jones Group Inc.	54	592

		16,297

CONSUMER STAPLES - 6.9%
Andersons Inc.	17	709
CVS Caremark Corp.	13	645
Kroger Co.	27	700
Pantry Inc. (c)	40	489
Safeway Inc.	37	671
Susser Holdings Corp. (c)	16	540
USANA Health Sciences Inc. (c)	14	449
Wal-Mart Stores Inc.	8	561
Walgreen Co.	17	616

		5,380

	Shares/Par (p)	Value
ENERGY - 4.2%
Basic Energy Services Inc. (c)	49	554
Denbury Resources Inc. (c)	39	625
Tesco Corp. (c)	57	646
Tesoro Corp.	17	755
VAALCO Energy Inc. (c)	79	687

		3,267

FINANCIALS - 5.3%
Asset Acceptance Capital Corp. (c)	102	457
Duff & Phelps Corp. - Class A	45	704
MSCI Inc. (c)	17	537
Navigators Group Inc. (c)	12	627
Portfolio Recovery Associates Inc. (c)	6	682
ProAssurance Corp.	13	567
Tower Group Inc.	32	565

		4,139

HEALTH CARE - 22.0%
Agilent Technologies Inc.	15	603
Almost Family Inc.	28	560
Amedisys Inc. (c)	43	488
Amsurg Corp. (c)	20	601
Bio-Reference Labs Inc. (c)	22	629
Chemed Corp.	10	674
CIGNA Corp.	14	738
Community Health Systems Inc.	24	744
Coventry Health Care Inc.	19	834
Emergent BioSolutions Inc. (c)	42	668
Health Management Associates Inc. - Class A (c)	87	812
HealthSouth Corp. (c)	27	562
Humana Inc.	9	617
ICU Medical Inc. (c)	11	676
LHC Group Inc. (c)	35	746
LifePoint Hospitals Inc. (c)	16	593
Magellan Health Services Inc. (c)	13	620
Masimo Corp.	27	569
Momenta Pharmaceuticals Inc. (c)	44	524
Myriad Genetics Inc. (c)	24	655
Omnicell Inc. (c)	41	609
Patterson Cos. Inc.	18	602
PharMerica Corp. (c)	50	708
Pozen Inc. (c)	89	445
Thoratec Corp. (c)	19	708
United Therapeutics Corp. (c)	11	579
UnitedHealth Group Inc.	12	626

		17,190

INDUSTRIALS - 14.8%
Aceto Corp.	67	673
Aegion Corp. (c)	31	688
AGCO Corp. (c)	13	660
Alliant Techsystems Inc.	12	722
GeoEye Inc. (c)	23	702
Hawaiian Holdings Inc. (c)	98	645
Kforce Inc.	49	705
LB Foster Co.	18	796
Mine Safety Appliances Co.	17	726
Multi-Color Corp.	29	706
Regal-Beloit Corp.	9	634
Republic Airways Holdings Inc. (c)	117	665
RR Donnelley & Sons Co.	47	425
Southwest Airlines Co.	67	686
Steelcase Inc. - Class AClass A	67	856
Sykes Enterprises Inc. (c)	46	696
Tetra Tech Inc. (c)	23	611

		11,596

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 20.2%
CA Inc.	23	514
CACI International Inc. - Class A (c)	11	587
CSG Systems International Inc. (c)	31	567
Dealertrack Technologies Inc. (c)	21	595
Diebold Inc.	18	550
Dolby Laboratories Inc. - Class A	18	518
Earthlink Inc.	90	582
Genpact Ltd.	33	511
Hewlett-Packard Co.	31	447
j2 Global Inc.	21	639
Lender Processing Services Inc.	23	567
Mantech International Corp. - Class A	27	707
Mercury Systems Inc. (c)	69	636
Microsoft Corp.	20	532
MTS Systems Corp.	12	611
Newport Corp. (c)	49	660
Oracle Corp.	19	638
Photronics Inc. (c)	104	619
Power Integrations Inc.	18	604
Tech Data Corp. (c)	12	557
Unisys Corp. (c)	30	526
ValueClick Inc. (c)	38	732
VistaPrint NV (c) (e)	16	527
Western Digital Corp.	14	593
Western Union Co.	34	464
XO Group Inc. (c)	71	659
Zebra Technologies Corp. - Class A (c)	17	675

		15,817

MATERIALS - 3.9%
A. Schulman Inc.	26	763
CF Industries Holdings Inc.	3	573
Mosaic Co.	10	580
Omnova Solutions Inc. (c)	81	566
Schnitzer Steel Industries Inc. - Class A	18	553

		3,035

TELECOMMUNICATION SERVICES - 1.6%
MetroPCS Communications Inc. (c)	69	685
Shenandoah Telecommunications Co.	39	592

		1,277

Total Common Stocks (cost $76,733)		77,998

SHORT TERM INVESTMENTS - 1.8%

Investment Company - 0.5%
JNL Money Market Fund, 0.06% (a) (h)	373	373

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	995	995

Total Short Term Investments (cost $1,368)		1,368

Total Investments - 101.6% (cost $78,101)		79,366
Other Assets and Liabilities, Net - (1.6%)		(1,256)

Total Net Assets - 100.0%		$78,110

JNL/Neuberger Berman Strategic Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.2%
Accredited Mortgage Loan Trust REMIC, 0.53%, 12/25/35 (i)	$190	$174

	Shares/Par (p)	Value
Aegis Asset Backed Securities Trust REMIC, 0.76%, 03/25/35 (i)	430	340
Asset Backed Securities Corp. Home Equity REMIC, 0.41%, 01/25/36 (i)	159	146
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	250	286
5.63%, 07/10/46	250	286
5.41%, 09/10/47	205	233
Banc of America Commercial Mortgage Trust REMIC, 5.36%, 10/10/45	250	286
Bear Stearns Asset Backed Securities Trust REMIC, 0.62%, 02/25/36 (i)	710	572
Carrington Mortgage Loan Trust REMIC
0.67%, 06/25/35 (i)	230	194
0.36%, 05/25/36 (i)	550	473
0.35%, 12/25/36 (i)	700	333
Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 0.96%, 09/25/33 (i)	738	586
Citigroup Mortgage Loan Trust Inc. REMIC, 0.96%, 05/25/35 (i) (r)	175	146
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	305	350
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.80%, 05/15/46 (i)	315	371
5.22%, 08/15/48	250	283
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	250	298
Commercial Mortgage Pass-Through Certificates REMIC, 5.80%, 06/15/38 (i)	300	341
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24 (e)	265	278
Credit Suisse Mortgage Capital Certificates REMIC, 5.41%, 02/15/39 (i)	280	316
First Frankin Mortgage Loan Trust REMIC, 1.03%, 12/25/34 (i)	171	152
Greenwich Capital Commercial Funding Corp. REMIC
5.74%, 08/10/17	250	295
5.44%, 03/10/39 (e)	250	288
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	300	338
5.56%, 11/10/39	250	288
5.79%, 08/10/45 (e) (i)	250	288
Home Equity Mortgage Trust REMIC, 1.81%, 02/25/35 (i)	151	122
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.81%, 06/12/43 (i)	95	108
5.43%, 12/12/43	325	371
5.44%, 06/12/47	230	265
5.42%, 01/15/49	300	347
5.73%, 02/12/49 (i)	250	293
5.81%, 06/15/49 (i)	300	350
5.88%, 02/15/51 (i)	200	236
JPMorgan Mortgage Trust REMIC, 2.95%, 06/25/35 (i)	144	130
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	200	232
5.86%, 07/15/40 (e) (i)	250	298
MASTR Adjustable Rate Mortgages Trust REMIC, 6.00%, 12/25/35 (i)	724	511
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.38%, 08/12/48	250	286
5.17%, 12/12/49	250	284

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Morgan Stanley Home Equity Loan Trust REMIC, 0.49%, 02/25/36 (i)	700	472
Nationstar Home Equity Loan Trust REMIC, 0.36%, 03/25/37 (i)	200	185
New Century Home Equity Loan Trust REMIC, 1.18%, 11/25/34 (i)	166	152
RALI Trust REMIC, 7.00%, 07/25/36	311	212
Residential Asset Securitization Trust REMIC, 0.89%, 03/25/33 (i)	190	159
Structured Asset Securities Corp. REMIC
0.64%, 05/25/35 (i)	200	160
0.38%, 12/25/36 (i)	940	606
US Airways Pass-Through Trust, 4.63%, 06/03/25	400	408
Wachovia Bank Commercial Mortgage Trust REMIC
5.42%, 01/15/45 (i)	241	269
5.51%, 04/15/47	260	300
5.74%, 06/15/49 (i)	330	385
Wells Fargo Home Equity Trust REMIC, 0.36%, 01/25/37 (i)	562	472

Total Non-U.S. Government Agency Asset- Backed Securities (cost $14,978)		15,554

CORPORATE BONDS AND NOTES - 26.5%

CONSUMER DISCRETIONARY - 3.2%
CC Holdings GS V LLC, 3.85%, 04/15/23 (e) (r)	235	239
DIRECTV Holdings LLC, 6.00%, 08/15/40	205	228
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	395	389
NBCUniversal Media LLC
2.88%, 01/15/23 (e)	90	90
6.40%, 04/30/40	145	186
4.45%, 01/15/43	85	86
Time Warner Cable Inc.
6.75%, 07/01/18	275	344
8.75%, 02/14/19	100	135
5.50%, 09/01/41	150	167
Time Warner Inc.
6.10%, 07/15/40	125	151
5.38%, 10/15/41	50	56
Volkswagen International Finance NV, 1.15%, 11/20/15 (r)	550	551

		2,622

CONSUMER STAPLES - 2.7%
Altria Group Inc., 2.85%, 08/09/22 (e)	160	158
ConAgra Foods Inc., 1.35%, 09/10/15	285	285
Heineken NV, 3.40%, 04/01/22 (r)	110	115
Kraft Foods Group Inc., 5.00%, 06/04/42 (e) (r)	185	208
Lorillard Tobacco Co.
2.30%, 08/21/17	325	329
8.13%, 06/23/19 (l)	160	204
Pernod-Ricard SA
2.95%, 01/15/17 (r)	295	310
5.50%, 01/15/42 (r)	140	163
Reynolds American Inc., 4.75%, 11/01/42	415	419

		2,191

ENERGY - 3.2%
Anadarko Petroleum Corp., 5.95%, 09/15/16	315	363
Apache Corp., 4.25%, 01/15/44	220	225
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	380	373
Empresa Nacional del Petroleo, 5.25%, 08/10/20	100	110
Encana Corp., 3.90%, 11/15/21	260	282

	Shares/Par (p)	Value
KazMunayGas Finance Sub BV, 11.75%, 01/23/15	100	119
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	100	123
Murphy Oil Corp., 3.70%, 12/01/22	460	458
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	95	97
Petroleos de Venezuela SA, 5.25%, 04/12/17	143	125
Petroleos Mexicanos, 5.50%, 01/21/21	170	199
Petronas Capital Ltd., 5.25%, 08/12/19	100	119

		2,593

FINANCIALS - 9.2%
Bank of America Corp., 1.50%, 10/09/15 (e)	240	241
Bank of China Hong Kong Ltd., 5.55%, 02/11/20	100	112
Bank of Montreal, 0.80%, 11/06/15 (e)	190	190
Citigroup Inc.
2.65%, 03/02/15	100	103
6.13%, 11/21/17	50	60
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22	570	584
Entertainment Properties Trust, 5.75%, 08/15/22 (e)	180	187
Ford Motor Credit Co. LLC
3.00%, 06/12/17 (e)	300	308
4.25%, 09/20/22 (e)	380	402
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (m)	285	310
1.00%, 12/11/15	175	176
2.30%, 04/27/17 (e)	275	285
4.65%, 10/17/21 (e)	70	80
Goldman Sachs Group Inc.
3.30%, 05/03/15 (e)	200	208
5.75%, 01/24/22 (e)	220	260
6.75%, 10/01/37 (e)	135	153
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	140	140
Health Care REIT Inc., 3.75%, 03/15/23	285	286
Hyundai Capital Services Inc., 3.50%, 09/13/17 (r)	150	158
JPMorgan Chase & Co.
3.45%, 03/01/16	80	85
2.00%, 08/15/17 (e)	190	194
Liberty Property LP, 3.38%, 06/15/23	220	218
Morgan Stanley
5.63%, 09/23/19 (e)	525	594
6.38%, 07/24/42 (e)	120	141
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	100	139
Prudential Financial Inc., 5.88%, 09/15/42 (e) (i)	495	520
Swedbank AB, 2.13%, 09/29/17 (e) (r)	460	470
UnionBanCal Corp., 3.50%, 06/18/22	205	216
Ventas Realty LP, 4.00%, 04/30/19	125	134
WEA Finance LLC, 3.38%, 10/03/22 (r)	290	298
Wells Fargo & Co., 1.50%, 01/16/18	195	195

		7,447

HEALTH CARE - 1.3%
AbbVie Inc.
1.20%, 11/06/15 (e) (r)	505	508
4.40%, 11/06/42 (e) (r)	155	165
Dignity Health, 4.50%, 11/01/42	175	174
Express Scripts Holdings Co., 2.65%, 02/15/17 (r)	175	182

		1,029

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INDUSTRIALS - 1.7%
CSX Corp., 4.10%, 03/15/44	85	84
ERAC USA Finance LLC
3.30%, 10/15/22 (r)	555	562
7.00%, 10/15/37 (r)	150	191
L-3 Communications Corp., 3.95%, 11/15/16	215	232
Smiths Group Plc, 3.63%, 10/12/22 (r)	280	278

		1,347

INFORMATION TECHNOLOGY - 1.9%
Hewlett-Packard Co.
2.60%, 09/15/17 (e)	100	97
4.65%, 12/09/21 (e)	370	371
Intel Corp., 1.35%, 12/15/17	400	400
NetApp Inc., 2.00%, 12/15/17	125	125
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	310	322
Xerox Corp., 4.50%, 05/15/21	200	212

		1,527

MATERIALS - 0.7%
Agrium Inc., 3.15%, 10/01/22 (e)	300	298
ArcelorMittal, 6.13%, 06/01/18 (e)	145	147
Vale Overseas Ltd., 4.38%, 01/11/22 (e)	100	107

		552

TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, 3.13%, 07/16/22 (e)	100	102
Qwest Corp., 6.75%, 12/01/21	360	422
SK Telecom Co. Ltd., 2.13%, 05/01/18 (r)	200	201
Verizon Communications Inc., 3.85%, 11/01/42 (e)	190	187

		912

UTILITIES - 1.5%
Dominion Resources Inc., 4.05%, 09/15/42	80	79
Duke Energy Corp., 1.63%, 08/15/17 (e)	205	206
Exelon Generation Co. LLC, 4.00%, 10/01/20	425	447
Majapahit Holding BV, 7.75%, 01/20/20	110	138
PPL Capital Funding Inc., 3.50%, 12/01/22	365	371

		1,241

Total Corporate Bonds and Notes (cost $21,017)		21,461

GOVERNMENT AND AGENCY OBLIGATIONS - 47.9%

GOVERNMENT SECURITIES - 20.2%

Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank, 1.46%, 11/19/19	180	179

Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	199

Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
1.50%, 10/23/19	125	125
1.55%, 10/29/19	425	426
1.60%, 12/24/20	320	318

		869

Sovereign - 3.0%
Argentine Republic Government International Bond, 8.28%, 12/31/33 (k)	68	48
Australia Government Bond, 5.25%, 03/15/19, AUD	290	340
Brazilian Government International Bond, 7.13%, 01/20/37	80	122
Canadian Government Bond, 1.50%, 03/01/17, CAD	265	268
Colombia Government International Bond, 8.13%, 05/21/24	60	90

	Shares/Par (p)	Value
Hungary Government International Bond, 6.25%, 01/29/20	60	66
Lithuania Government International Bond, 6.13%, 03/09/21	100	123
New Zealand Government Bond
6.00%, 12/15/17, NZD	510	481
5.50%, 04/15/23, NZD	115	111
Panama Government International Bond, 6.70%, 01/26/36	45	64
Peruvian Government International Bond
8.38%, 05/03/16	80	98
6.55%, 03/14/37	42	61
Poland Government International Bond
6.38%, 07/15/19	55	69
5.13%, 04/21/21	10	12
Russia Government International Bond, 11.00%, 07/24/18	100	148
South Africa Government International Bond, 5.88%, 05/30/22	100	124
Turkey Government International Bond, 7.38%, 02/05/25	109	148
Uruguay Government International Bond, 6.88%, 09/28/25	40	56

		2,429

Treasury Inflation Index Securities - 8.4%
Canadian Government Inflation Indexed Bond, 4.25%, 12/01/21 (n), CAD	265	375
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15 (n)	1,320	1,403
2.38%, 01/15/17 - 01/15/25 (n)	2,024	2,368
1.13%, 01/15/21 (n)	132	155
2.00%, 01/15/26 (n)	1,632	2,140
3.88%, 04/15/29 (n)	239	396

		6,837

U.S. Treasury Securities - 7.2%
U.S. Treasury Bond
6.88%, 08/15/25	1,825	2,811
5.50%, 08/15/28	1,010	1,427
U.S. Treasury Note
2.00%, 11/30/13	100	102
0.13%, 12/31/13	100	100
1.00%, 01/15/14	1,200	1,210
3.25%, 03/31/17	95	105
3.63%, 08/15/19	60	70

		5,825

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.7%

Federal Home Loan Mortgage Corp. - 7.0%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/27 - 12/01/38	607	655
4.50%, 01/01/38 - 06/01/41	213	229
5.50%, 08/01/40	131	142
4.00%, 01/15/41, TBA (g)	165	176
3.50%, 01/15/43, TBA (g)	4,215	4,482

		5,684

Federal National Mortgage Association - 20.7%
Federal National Mortgage Association
6.00%, 02/01/38	34	37
3.50%, 01/15/41, TBA (g)	4,970	5,299
4.00%, 01/15/41, TBA (g)	9,490	10,172
4.50%, 06/01/41 - 07/01/41	252	274
3.00%, 01/15/43, TBA (g)	960	1,006

		16,788

Total Government and Agency Obligations (cost $38,724)		38,810

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INVESTMENT COMPANIES - 4.0%
iShares iBoxx High Yield Corporate Bond Fund (e)	17	1,554
SPDR Barclays High Yield Bond ETF (e)	43	1,732

Total Investment Companies (cost $3,221)		3,286

VARIABLE RATE SENIOR LOAN INTERESTS - 16.9% (i)

CONSUMER DISCRETIONARY - 4.5%
99 Cents Only Stores Term Loan B-1, 4.00%, 01/11/19	$117	119
Acosta Inc. Term Loan D, 4.00%, 03/02/18	100	101
Advantage Sales and Marketing Inc. 2nd Lien Term Loan, 9.25%, 06/18/18	65	65
Allison Transmission Inc. Term Loan B-3, 4.25%, 08/15/19	93	94
Amscan Holdings Inc. Term Loan, 5.75%, 07/25/19	250	253
AOT Bedding Super Holdings LLC Term Loan, 5.00%, 09/20/19	78	78
Bass Pro Group LLC Term Loan B, 4.00%, 11/20/19	30	30
Bombardier Recreational Products Term Loan B, 4.50%, 06/30/16	65	65
Boyd Gaming Corp. Incremental Term Loan B, 4.75%, 12/17/15	61	62
Cannery Casino Resorts LLC 1st Lien Term Loan, 6.00%, 09/25/18	47	47
Cannery Casino Resorts LLC Term Loan, 4.00%, 09/12/19	53	50
Charter Communications Operating LLC Term Loan D, 4.00%, 05/15/19	47	47
Chrysler Automotive LLC Term Loan B, 4.75%, 05/24/17	92	94
Clear Channel Communications Inc. Term Loan A, 3.40%, 01/29/16	97	94
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	26	26
Cumulus Media Inc. Term Loan, 5.75%, 09/16/18	91	91
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/05/19	60	60
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/02/18	200	202
Federal Mogul Corp. Term Loan B, 2.15%, 12/29/14	36	33
Federal Mogul Corp. Term Loan C, 2.15%, 12/28/15	18	17
FoxCo Acquisition LLC Replacement Term Loan B, 4.50%, 07/18/17	46	47
Getty Images Inc. Initial Term Loan, 4.75%, 09/17/19	60	60
Goodyear Tire & Rubber Co. 2nd Lien Term Loan, 3.75%, 04/30/19	47	47
Leslie’s Poolmart Inc. Term Loan B, 5.25%, 10/01/19	40	40
MGM Resorts International Term Loan B, 4.25%, 12/13/19	95	96
Michaels Stores Inc. Extended Term Loan B-2, 4.50%, 07/31/16	70	71
Michaels Stores Inc. Term Loan B-3, 4.88%, 07/31/16	26	26
Mohegan Tribal Gaming Authority Term Loan A, 5.50%, 03/31/15	60	59
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	70	70

	Shares/Par (p)	Value
OSI Restaurant Partners LLC Term Loan, 4.75%, 10/23/19	65	66
Peninsula Gaming LLC Term Loan B, 4.50%, 05/16/17	97	98
Penn National Gaming Inc. Term Loan B, 3.75%, 07/14/18	65	65
PETCO Animal Supplies Inc. New Term Loan, 3.25%, 11/24/17	249	251
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/15/19	37	37
PVH Corp. Term Loan B, 2.50%, 12/20/19	100	100
Station Casinos Inc. Term Loan B, 4.25%, 09/07/19	99	99
Station Casinos Inc. Term Loan B-2, 4.23%, 06/17/16	244	235
Toys R US Delaware Inc. Term Loan B-2, 6.00%, 05/25/18	27	26
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	198	191
Tribune Co. Term Loan B, 3.00%, 12/31/19	100	100
Univision Communications Inc. Extended 1st Lien Term Loan, 4.25%, 03/31/17	85	84
UPC Distribution Services Term Loan AF, 4.00%, 01/31/21	35	35
WaveDivision Holdings LLC Term Loan, 4.25%, 09/30/19	56	56
Wolverine World Wide Inc. Term Loan B, 4.00%, 10/09/19	51	51

		3,638

CONSUMER STAPLES - 1.0%
Del Monte Corp. New Term Loan B, 4.50%, 03/08/18	78	78
Pinnacle Foods Finance LLC Term Loan F, 4.75%, 10/17/18	49	49
Reynolds Group Holdings Inc. US Term Loan, 4.00%, 09/30/18	95	96
Rite Aid Corp. Term Loan, 3.25%, 03/03/18	71	71
Spectrum Brands Inc. Initial Term Loan, 3.25%, 11/01/19	250	252
US Foodservice Inc. Extended Term Loan, 5.75%, 03/31/17	250	250

		796

ENERGY - 0.8%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	200	201
Everest Acquisition LLC Term Loan B-1, 5.00%, 05/01/18	225	227
Plains Exploration & Production Co. Term Loan B, 4.00%, 11/30/19	170	171
Samson Investment Co. 2nd Lien Term Loan, 4.75%, 09/30/18	46	46

		645

FINANCIALS - 1.9%
American Capital Senior Secured Term Loan, 5.50%, 07/31/16	99	100
American General Finance Corp. Term Loan, 5.50%, 05/10/17	68	68
Capital Automotive LLC Term Loan B, 3.75%, 03/11/17	82	83
Citco Group Ltd. Term Loan, 4.25%, 06/29/18	224	226
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 12/01/17	65	65
International Lease Finance Corp. Term Loan, 4.00%, 06/30/17	93	94
Nuveen Investments Inc. Extended Term Loan, 5.50%, 05/13/17	84	84

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Ocwen Financial Corp. Initial Term Loan, 5.50%, 09/01/16	64	64
Realogy Corp. Extended Term Loan, 4.48%, 10/10/16	250	250
Residential Capital LLC Term Loan
5.00%, 11/14/13	27	27
6.75%, 12/01/13	10	10
TCW Group Inc. Term Loan, 3.00%, 12/20/19	120	120
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17	100	100
West Corp. Term Loan B-6, 5.75%, 06/02/18	249	253

		1,544

HEALTH CARE - 2.1%
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	225	226
Carestream Health Inc. Term Loan, 3.50%, 02/25/17	71	70
Community Health Systems Inc. Extended Term Loan, 3.50%, 01/25/17	62	62
DaVita Inc. HealthCare Partners Inc. Term Loan B-2, 3.00%, 08/01/19	88	89
Emergency Medical Services Corp. Term Loan, 5.25%, 05/25/18	87	88
Grifols Inc. Term Loan B, 3.50%, 06/01/17	46	46
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	47	47
Health Management Associates Inc. Term Loan B, 4.50%, 11/16/18	250	252
Hologic Inc. Term Loan B, 4.50%, 07/18/19	46	46
IASIS Healthcare LLC Term Loan B, 3.75%, 05/03/18	250	250
Immucor Inc. Term Loan B-1, 5.75%, 08/17/18	100	101
Par Pharmaceuticals Cos. Inc. Term Loan B, 3.75%, 06/26/19	99	99
Pharmaceutical Product Development Inc. Term Loan, 6.25%, 12/05/18	100	102
Royalty Pharma Term Loan, 4.00%, 11/09/18	13	14
Sheridan Holdings Inc. Term Loan, 6.00%, 06/29/28	45	45
United Surgical Partners International Inc. 1st
Lien Term Loan, 6.00%, 04/01/19	57	57
Valeant Pharmaceuticals International Inc. Series D Term Loan B, 4.00%, 02/13/19	85	86
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	5	5
Warner Chilcott Co. Inc. Term Loan B-1, 3.25%, 03/03/18	13	13
Warner Chilcott Co. Inc. Term Loan B-2, 3.25%, 03/03/18	7	7
Warner Chilcott Co. Inc. Term Loan B-3, 3.25%, 03/03/18	9	9

		1,714

INDUSTRIALS - 2.9%
ADS Waste Holdings Inc. Term Loan, 4.00%, 09/28/19	101	102
Alliance Laundry Systems 1st Lien Term Loan, 5.50%, 12/10/18	25	25
Avis Budget Car Rental LLC Term Loan C, 3.25%, 03/15/19	67	67
AWAS Aviation Capital Ltd. Term Loan, 5.75%, 06/26/18	60	61
Brand Services Inc. 1st Lien Term Loan B-2, 4.50%, 10/16/16	19	18
Brand Services Inc. Term Loan, 4.50%, 10/23/16	4	5
Brickman Group Holdings Term Loan B, 5.50%, 10/14/16	200	202

	Shares/Par (p)	Value
Brock Holdings III Inc. 1st Lien Term Loan, 4.50%, 03/16/17	250	251
Ceridian Corp. Extended US Term Loan, 5.75%, 05/09/17	120	120
Delta Air Lines Inc. Term Loan, 5.50%, 04/20/17	199	201
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	243	243
Generac Power Systems Inc. Term Loan, 6.25%, 05/30/18	69	70
Hamilton Sundstrand Term Loan, 5.00%, 12/05/19	90	91
Husky Injection Molding Systems Ltd. Term Loan, 5.75%, 07/02/18	93	94
Monitronics International Inc. Term Loan, 5.50%, 03/23/18	100	101
Navistar International Corp. Term Loan B, 7.00%, 08/15/17	100	100
Progressive Waster Solutions Ltd. Term Loan B, 5.00%, 10/22/19	65	66
Protection One Inc. Replacement Term Loan, 4.50%, 03/16/19	65	66
RBS Global Inc. and Rexnord LLC 1st Lien Term Loan B, 4.50%, 04/01/18	70	70
Sequa Corp. Term Loan, 5.25%, 05/15/17	56	56
Terex Corp. Term Loan, 4.50%, 04/28/17	41	41
Wesco Distribution Term Loan B, 4.50%, 12/01/19	250	251

		2,301

INFORMATION TECHNOLOGY - 1.7%
First Data Corp. Term Loan, 4.21%, 03/26/18	28	27
First Data Corp. Term Loan B-3, 5.25%, 03/24/17	200	196
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/22/19	81	80
Go Daddy Group Inc. Term Loan, 5.50%, 12/17/18	94	94
Hyland Software Inc. Initial Term Loan, 5.50%, 10/31/19	250	250
IMS Health Inc. Dollar Term Loan B, 4.50%, 08/26/17	69	69
Kronos Inc. 1st Lien Term Loan, 5.50%, 10/31/19	65	66
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	95	95
NXP Funding LLC Term Loan, 5.50%, 03/04/17	199	203
NXP Funding LLC Term Loan B, 5.25%, 03/19/19	26	26
NXP Funding LLC Term Loan C, 4.50%, 01/11/20	5	5
Riverbed Technology Inc. Term Loan, 3.00%, 12/18/19	90	91
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	65	66
Sophia LP Initial Term Loan, 5.00%, 07/19/18	100	101
SunGard Data Systems Inc. Term Loan D, 4.50%, 01/01/20	40	40

		1,409

MATERIALS - 1.4%
Custom Building Products Inc. Term Loan, 4.75%, 12/15/19	110	110
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/17	36	36
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17	98	99
Hexion US Term Loan C-B1, 3.75%, 05/05/15	33	33

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Hexion US Term Loan C-B2, 3.75%, 05/05/15	32	32
Jimmy Sanders 1st Lien Term Loan, 6.75%, 11/09/18	70	68
MRC Global Inc. Term Loan B, 6.25%, 11/08/19	250	251
PQ Corp. Term Loan, 4.25%, 04/30/17	128	129
Sealed Air Corp. Term Loan B-1, 4.00%, 11/14/18	84	85
Taminco Global Chemical Corp. Term Loan, 5.25%, 02/15/19	16	16
Univar Inc. Term Loan B, 5.00%, 06/30/17	41	41
Wilsonart LLC Term Loan, 5.50%, 11/01/19	250	251

		1,151

TELECOMMUNICATION SERVICES - 0.4%
Crown Castle Operating Corp. Term Loan B, 3.00%, 01/31/19	47	47
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	94	95
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	115	116
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	32	32
MetroPCS Communications Inc. Term Loan B-3, 3.75%, 03/17/18	16	16
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	46	46

		352

UTILITIES - 0.2%
Calpine Corp. Term Loan, 3.25%, 04/01/18	70	70
Essential Power Term Loan B-1, 5.50%, 08/08/19	61	62

		132

Total Variable Rate Senior Loan Interests (cost $13,584)		13,682

SHORT TERM INVESTMENTS - 25.2%

Investment Company - 13.3%
JNL Money Market Fund, 0.06% (a) (h)	10,745	10,745

Securities Lending Collateral - 11.9%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	9,658	9,658

Total Short Term Investments (cost $20,403)		20,403

Total Investments - 139.7% (cost $111,927)		113,196
Other Assets and Liabilities, Net - (39.7%)		(32,158)

Total Net Assets - 100.0%		$81,038

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 17.1%
Brunello Cucinelli SpA (c)	34	$603
Carnival Corp.	268	9,836
Grupo Televisa SAB - GDR	235	6,248
Inditex SA	88	12,421
Kingfisher Plc	486	2,270
Lottomatica SpA	110	2,520
LVMH Moet Hennessy Louis Vuitton SA	70	12,897
McDonald’s Corp.	125	10,987
McGraw-Hill Cos. Inc.	159	8,717
PPR SA	61	11,389
Tiffany & Co.	148	8,479
Tod’s SpA	51	6,459

	Shares/Par (p)	Value
Walt Disney Co.	240	11,957
Zee Entertainment Enterprises Ltd.	1,022	4,150

		108,933

CONSUMER STAPLES - 8.8%
Carlsberg A/S - Class B	50	4,910
Cia de Bebidas das Americas - ADR (e)	144	6,061
Colgate-Palmolive Co.	118	12,335
E-Mart Co. Ltd.	10	2,158
Fomento Economico Mexicano SAB de CV (e)	1,068	10,699
Nestle SA	113	7,365
Unilever Plc	316	12,297

		55,825

ENERGY - 4.0%
Repsol SA	231	4,721
Technip SA	104	12,044
Total SA	59	3,089
Transocean Ltd.	1	46
Transocean Ltd.	124	5,553

		25,453

FINANCIALS - 14.1%
Allianz SE	80	11,214
Banco Bilbao Vizcaya Argentaria SA (e)	919	8,542
BM&F Bovespa SA	1,026	7,018
Citigroup Inc.	41	1,618
Credit Suisse Group AG (e)	99	2,415
Dai-Ichi Life Insurance Co. Ltd.	5	7,544
DLF Ltd.	764	3,256
Fidelity National Financial Inc. - Class A	170	4,005
Goldman Sachs Group Inc.	41	5,271
ICICI Bank Ltd. - ADR	239	10,405
Itau Unibanco Holding SA - ADR	405	6,668
Societe Generale - Class A (c)	64	2,415
Sumitomo Mitsui Financial Group Inc.	154	5,611
UBS AG	871	13,626

		89,608

HEALTH CARE - 9.8%
Aetna Inc.	210	9,709
Allergan Inc.	23	2,089
Amgen Inc.	42	3,625
Bayer AG	111	10,596
Gilead Sciences Inc. (c)	71	5,207
Roche Holding AG	28	5,675
Theravance Inc. (c) (e)	147	3,281
ThromboGenics NV (c)	42	2,349
WellPoint Inc.	185	11,240
Zimmer Holdings Inc.	132	8,792

		62,563

INDUSTRIALS - 13.1%
3M Co.	99	9,154
All America Latina Logistica SA	198	803
Assa Abloy AB - Class B	322	12,118
Embraer SA - ADR	213	6,074
Emerson Electric Co.	108	5,726
European Aeronautic Defence & Space Co. NV	321	12,661
Fanuc Ltd.	29	5,414
FLSmidth & Co. A/S	81	4,714
Nidec Corp. (e)	62	3,592
Prysmian SpA	173	3,462
Siemens AG	127	13,868
United Parcel Service Inc. - Class B	85	6,243

		83,829

INFORMATION TECHNOLOGY - 26.3%
Adobe Systems Inc. (c)	251	9,476

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Altera Corp.	344	11,852
eBay Inc. (c)	363	18,545
Facebook Inc. - Class A (c)	166	4,429
Fusion-io Inc. (c) (e)	134	3,067
Google Inc. - Class A (c)	18	12,712
Hoya Corp.	157	3,095
Infosys Ltd.	133	5,646
Intuit Inc.	172	10,218
Juniper Networks Inc. (c)	354	6,960
Keyence Corp.	27	7,514
Kyocera Corp.	43	3,899
Maxim Integrated Products Inc.	366	10,756
Microsoft Corp.	323	8,635
Murata Manufacturing Co. Ltd.	137	8,094
SAP AG	197	15,841
Taiwan Semiconductor Manufacturing Co. Ltd.	1,915	6,404
Telefonaktiebolaget LM Ericsson - Class B	2,016	20,368

		167,511

MATERIALS - 1.3%
Iluka Resources Ltd. (e)	205	1,978
Linde AG	36	6,325

		8,303

TELECOMMUNICATION SERVICES - 1.3%
KDDI Corp.	116	8,211

UTILITIES - 0.5%
Fortum Oyj (e)	182	3,415

Total Common Stocks (cost $532,838)		613,651

PREFERRED STOCKS - 2.0%

CONSUMER DISCRETIONARY - 2.0%
Bayerische Motoren Werke AG	195	12,610

Total Preferred Stocks (cost $9,460)		12,610

RIGHTS - 0.0%
Repsol SA (c)	231	141

Total Rights (cost $147)		141

SHORT TERM INVESTMENTS - 5.3%

Investment Company - 1.9%
JNL Money Market Fund, 0.06% (a) (h)	12,103	12,103

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	21,598	21,598

Total Short Term Investments (cost $33,701)		33,701

Total Investments - 103.6% (cost $576,145)		660,103
Other Assets and Liabilities, Net - (3.6%)		(23,168)

Total Net Assets - 100.0%		$636,935

JNL/PPM America Floating Rate Income Fund

CORPORATE BONDS AND NOTES - 9.7%

CONSUMER DISCRETIONARY - 3.3%
AMC Networks Inc., 4.75%, 12/15/22	$1,000	$1,005
Beazer Homes USA Inc., 9.13%, 06/15/18	1,000	1,043
Cablevision Systems Corp., 5.88%, 09/15/22	1,000	1,001
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	1,919	1,998

	Shares/Par (p)	Value
Choice Hotels International Inc., 5.75%, 07/01/22	383	424
Cinemark USA Inc., 5.13%, 12/15/22 (r)	270	273
Delphi Corp., 6.13%, 05/15/21	1,000	1,110
DISH DBS Corp., 5.00%, 03/15/23 (r)	1,983	1,983
Ford Motor Co., 7.45%, 07/16/31	1,000	1,270
J.C. Penney Corp. Inc., 6.38%, 10/15/36	1,000	750
KB Home, 7.50%, 09/15/22	234	255
Lamar Media Corp., 5.00%, 05/01/23 (r)	930	956
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,090
MGM Resorts International
6.75%, 10/01/20 (r)	804	821
6.63%, 12/15/21	577	577
Party City Holdings Inc., 8.88%, 08/01/20 (r)	102	109
PVH Corp., 4.50%, 12/15/22	229	231
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	139
Sally Holdings LLC, 5.75%, 06/01/22	346	375
ServiceMaster Co., 7.00%, 08/15/20 (r)	1,065	1,068
Starz LLC, 5.00%, 09/15/19 (r)	436	447
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,271	1,329
Tempur-Pedic International Inc., 6.88%, 12/15/20 (r)	121	124
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,082
WideOpenWest Finance LLC, 10.25%, 07/15/19 (r)	1,000	1,063
WMG Acquisition Corp., 6.00%, 01/15/21 (r)	100	106
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	132	139
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,140

		21,908

ENERGY - 1.3%
Access Midstream Partners LP, 4.88%, 05/15/23	1,000	1,015
Chesapeake Midstream Partners LP, 6.13%, 07/15/22	946	1,019
El Paso LLC, 7.80%, 08/01/31	1,000	1,166
Inergy Midstream LP, 6.00%, 12/15/20 (r)	163	168
MarkWest Energy Partners LP, 5.50%, 02/15/23	429	465
Oil States International Inc., 5.13%, 01/15/23 (r)	222	225
Peabody Energy Corp., 6.00%, 11/15/18	714	759
Plains Exploration & Production Co., 6.88%, 02/15/23	1,000	1,143
Seadrill Ltd., 5.63%, 09/15/17 (r)	750	744
Targa Resources Partners LP, 5.25%, 05/01/23 (r)	1,000	1,035
WPX Energy Inc., 6.00%, 01/15/22	1,000	1,078

		8,817

FINANCIALS - 0.7%
CNH Capital LLC, 3.88%, 11/01/15 (r)	279	288
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,164
Genworth Financial Inc., 7.63%, 09/24/21	1,000	1,104
Host Hotels & Resorts LP, 5.25%, 03/15/22	1,000	1,095
International Lease Finance Corp., 6.25%, 05/15/19	1,000	1,065

		4,716

HEALTH CARE - 0.7%
Community Health Systems Inc., 8.00%, 11/15/19	714	773
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	426	449
Endo Health Solutions Inc., 7.25%, 01/15/22	1,000	1,073
HCA Inc., 8.50%, 04/15/19	1,000	1,115
Hologic Inc., 6.25%, 08/01/20 (r)	100	108

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (r)	239	256
VPI Escrow Corp., 6.38%, 10/15/20 (r)	637	683

		4,457

INDUSTRIALS - 1.0%
Aircastle Ltd., 6.25%, 12/01/19 (r)	1,026	1,070
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	2,000	1,970
B/E Aerospace Inc., 5.25%, 04/01/22	1,000	1,060
Clean Harbors Inc., 5.25%, 08/01/20	214	223
DynCorp International Inc., 10.38%, 07/01/17	1,000	915
GrafTech International Ltd., 6.38%, 11/15/20 (r)	266	276
Owens Corning, 4.20%, 12/15/22	153	155
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,107

		6,776

INFORMATION TECHNOLOGY - 0.4%
First Data Corp., 7.38%, 06/15/19 (r)	483	500
IMS Health Inc., 6.00%, 11/01/20 (r)	468	490
NCR Corp., 4.63%, 02/15/21 (r)	685	685
ViaSat Inc., 6.88%, 06/15/20 (r)	1,008	1,053

		2,728

MATERIALS - 1.1%
Ashland Inc., 4.75%, 08/15/22 (r)	432	449
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	460	468
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	1,023
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	995
Methanex Corp., 3.25%, 12/15/19	766	770
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	730
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,023
Rock-Tenn Co., 3.50%, 03/01/20 (r)	412	423
Rockwood Specialties Group Inc., 4.63%, 10/15/20	585	605
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (r)	534	538
Steel Dynamics Inc., 6.13%, 08/15/19 (r)	169	179

		7,203

TELECOMMUNICATION SERVICES - 0.6%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	1,000	1,138
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,043
Sprint Capital Corp., 6.88%, 11/15/28	1,000	1,040
Virgin Media Finance Plc, 4.88%, 02/15/22	496	507

		3,728

UTILITIES - 0.6%
AES Corp., 7.38%, 07/01/21	1,000	1,110
Calpine Corp., 7.25%, 10/15/17 (r)	900	959
NRG Energy Inc., 6.63%, 03/15/23 (r)	805	861
Puget Energy Inc., 6.00%, 09/01/21	778	858

		3,788

Total Corporate Bonds and Notes (cost $61,645)		64,121

VARIABLE RATE SENIOR LOAN INTERESTS - 85.7% (i)

CONSUMER DISCRETIONARY - 21.1%
Acosta Inc. Term Loan D, 5.00%, 03/02/18	2,348	2,369
Advantage Sales & Marketing 1st Lien Term Loan, 5.25%, 12/17/17	1,960	1,972
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,965	1,800
Allison Transmission Inc. Term Loan, 3.75%, 08/07/17	3,375	3,394

	Shares/Par (p)	Value
Allison Transmission Inc. Term Loan B-3, 4.25%, 08/08/19	378	381
AMC Entertainment Inc. Term Loan, 3.44%, 12/15/16	961	966
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	245	246
Amscan Holdings Inc. Term Loan, 5.75%, 07/19/19	430	434
Atlantic Broadband Finance LLC 1st Lien Term Loan, 4.50%, 04/15/19	1,300	1,310
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,442	1,439
6.50%, 07/29/17	736	734
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	476	480
Bass Pro Group LLC Term Loan B, 4.00%, 11/30/19	3,250	3,252
Bombardier Recreational Products Term Loan B
4.50%, 06/28/16	878	881
4.50%, 06/28/16	1,093	1,096
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,444	1,457
Burger King Corp. Term Loan B, 3.75%, 09/28/19	1,297	1,301
Capital Safety Group 1st Lien Term Loan, 6.25%, 12/30/19	2,233	2,255
Cedar Fair LP U.S.Term Loan I, 4.00%, 12/15/17	1,917	1,934
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	3,485	3,499
Charter Communications Operating LLC Term Loan, 3.56%, 09/06/16	1,356	1,360
Cinemark USA Inc. Term Loan B
3.21%, 12/30/19	580	580
3.21%, 12/30/19	232	232
3.21%, 12/30/19	406	406
3.21%, 12/30/19	406	406
Clarke American Corp. Term Loan B
5.25%, 06/30/17	206	190
5.25%, 06/30/17	201	187
5.25%, 06/30/17	575	533
5.25%, 06/30/17	170	158
5.25%, 06/30/17	188	174
Cumulus Media Inc. Term Loan
6.75%, 07/31/18	650	651
8.25%, 07/31/18	1,333	1,336
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	3,000	3,005
Delphi Automotive LLC Term Loan B, 3.50%, 03/31/17	325	327
DineEquity Inc. Term Loan B-1, 4.25%, 10/19/17	422	425
Formula One Holdings Term Loan B-2, 6.00%, 04/29/19	2,488	2,521
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/31/17	3,242	3,282
Freedom Group Inc. Term Loan
5.50%, 04/19/19	33	32
5.50%, 04/19/19	2,462	2,431
FTD Group Inc. Term Loan, 4.75%, 06/10/18	1,857	1,871
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,950	1,950
GNC Corp. Term Loan B, 3.75%, 03/02/18	1,918	1,921
Goodyear Engineered Products Delayed Draw Term Loan, 2.77%, 07/31/14	123	121
Goodyear Engineered Products Term Loan, 5.50%, 07/31/14	993	990

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Goodyear Engineered Products Term Loan B, 2.77%, 07/31/14	1,836	1,813
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	2,978	2,732
Hargray 1st Lien Term Loan B
2.56%, 06/29/14	234	233
2.56%, 06/29/14	726	724
2.56%, 06/29/14	40	40
Harrahs Operating Co. Inc. Extended Term Loan B
4.44%, 01/28/18	918	792
4.44%, 01/28/18	82	71
Isle of Capri Casinos Inc. Term Loan B
4.75%, 03/22/17	65	65
4.75%, 03/22/17	1,893	1,913
J. Crew Group Inc. Term Loan
4.75%, 03/07/17	728	730
4.75%, 02/24/18	1,459	1,463
4.75%, 02/24/18	688	689
Kabel Deutschland GmbH Term Loan F, 4.25%, 02/01/19	1,500	1,510
LIN Television Corp. Term Loan B, 5.00%, 12/31/18	744	747
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,960	1,979
MGM Resorts International Term Loan B
4.25%, 12/20/19	966	975
4.25%, 12/20/19	334	338
Michaels Stores Inc. Extended Term Loan B-2
4.81%, 07/31/16	456	459
4.81%, 07/31/16	784	791
4.81%, 07/31/16	1,035	1,043
4.81%, 07/31/16	—	—
4.81%, 07/31/16	725	731
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	3,001
Nexstar Broadcasting Group Inc. Delayed Draw Term Loan, 4.50%, 11/19/19	193	195
Nexstar Broadcasting Group Inc. Term Loan B, 4.50%, 11/19/19	457	461
NPC International Inc. New Term Loan
4.50%, 12/28/18	404	406
4.50%, 12/28/18	587	591
OSI Restaurant Partners LLC Term Loan, 4.75%, 10/23/19	1,300	1,312
Party City Holdings Inc. Term Loan
5.75%, 07/19/19	475	480
5.75%, 07/19/19	432	436
Peninsula Gaming LLC Term Loan B, 5.75%, 08/03/17	1,650	1,669
Penn National Gaming Inc. Term Loan B
3.75%, 07/14/18	992	995
3.75%, 07/14/18	5	5
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	2,764	2,782
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,550	2,562
Pinnacle Entertainment Incremental Term Loan B, 4.00%, 03/08/19	995	1,000
Regal Cinemas Corp. Term Loan, 3.55%, 08/23/17	928	931
Roundy’s Inc. 1st Lien Term Loan, 5.75%, 02/24/19	1,987	1,865
Sabre Inc. Extended Term Loan B, 5.98%, 12/29/17	1,487	1,496
Sabre Inc. Term Loan
6.22%, 09/30/17	351	354
6.22%, 09/30/17	628	631

	Shares/Par (p)	Value
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,123	2,128
Schaeffler AG Term Loan C-2, 6.00%, 01/27/17	941	948
Scientific Games International Inc. Term Loan
3.30%, 06/30/15	539	539
3.30%, 06/30/15	450	449
ServiceMaster Co. Delayed Draw Term Loan, 2.71%, 07/24/14	86	86
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	2,954	2,959
ServiceMaster Co. Term Loan A, 2.71%, 07/24/14	911	910
Sinclair Television Group Inc. Term Loan B-2
4.00%, 10/29/16	393	394
4.00%, 10/29/16	324	325
Sinclair Television Group Inc. Term Loan B-3
3.99%, 10/29/16	227	228
3.99%, 10/29/16	252	253
3.99%, 10/29/16	289	290
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	2,328	2,321
Station Casinos Inc. Term Loan B, 5.50%, 10/10/19	1,995	2,006
Tempur-Pedic International Inc. Term Loan B, 5.00%, 09/27/17	1,950	1,972
TI Automotive Ltd. Term Loan, 7.75%, 04/01/18	1,489	1,496
Tribune Co. Term Loan B, 3.00%, 12/21/19	2,000	1,995
Univision Communications Inc. Extended 1st Lien Term Loan
4.46%, 03/31/17	1,000	983
4.51%, 03/31/17	2,912	2,861
UPC Financing Partnership Term Loan X, 3.76%, 12/31/17	3,883	3,875
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	1,237	1,121
Warnaco Inc. Term Loan B, 5.07%, 06/17/18	494	492
WaveDivision Holdings LLC Term Loan, 5.50%, 08/08/19	2,100	2,120
Weather Channel Term Loan, 4.25%, 02/11/17	973	982
Weight Watchers International Inc. Term Loan F, 3.99%, 03/23/19	2,981	3,002
Wendy’s International Inc. Term Loan B, 4.75%, 05/15/19	2,500	2,524
WideOpenWest Finance LLC Term Loan, 6.25%, 07/30/18	2,552	2,578
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	636	630
WMG Acquisition Corp. Term Loan, 5.25%, 10/31/18	650	657
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	903	910

		139,333

CONSUMER STAPLES - 4.3%
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	124
3.49%, 07/26/16	279	279
3.49%, 07/26/16	649	649
3.55%, 07/26/16	1,877	1,878
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
Del Monte Corp. New Term Loan B, 4.50%, 02/16/18	4,881	4,884
Dole Food Co. Inc. Term Loan B-2, 6.00%, 07/31/18	798	799
Dole Food Co. Inc. Term Loan C-2, 6.00%, 07/31/18	1,428	1,429
Dunkin Brands Inc. Term Loan B-2, 4.25%, 11/23/17	3,426	3,450

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,556	1,564
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	1,983	2,001
Pinnacle Foods Finance LLC Term Loan E, 4.75%, 09/01/18	3,447	3,471
Reynolds Group Holdings Inc. US Term Loan
4.75%, 09/26/18	1,869	1,889
4.75%, 09/26/18	2,177	2,201
4.75%, 09/26/18	1,141	1,153
Spectrum Brands Inc. Initial Term Loan, 3.56%, 11/16/19	650	656
Tomkins Air Distribution 1st Lien Term Loan, 5.25%, 11/09/18	1,950	1,966

		28,465

ENERGY - 2.7%
Arch Western Finance LLC Term Loan, 5.75%, 05/16/18	1,000	1,009
Covanta Energy Corp. Term Loan B, 4.00%, 04/04/19	1,493	1,506
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	3,000	3,020
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,950	1,954
EquiPower Resources Holdings LLC 1st Lien Term Loan, 6.50%, 12/20/18	2,140	2,163
Everest Acquisition LLC Term Loan B-1, 5.00%, 05/24/18	500	503
Gibson Energy Corp. Term Loan B, 4.75%, 06/15/18	1,638	1,660
Helix Energy Solutions Group Inc. Extended Term Loan
3.69%, 07/01/16	1,094	1,091
3.69%, 07/01/16	470	469
5.75%, 07/01/16	217	217
Oxbow Carbon LLC Term Loan B-1, 3.80%, 05/08/16	832	832
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/25/18	2,650	2,673
Sheridan Production Partners I-A LP Term Loan B-2, 5.00%, 10/05/19	327	329
Sheridan Production Partners I-M LP Term Loan B-2, 5.00%, 10/05/19	200	201

		17,627

FINANCIALS - 7.6%
Alixpartners LLP Term Loan B-2, 6.50%, 05/29/19	2,189	2,214
Altegrity Inc. Term Loan, 3.06%, 02/21/15	1,437	1,329
American General Finance Corp. Term Loan, 5.50%, 05/06/17	4,000	3,974
AmWINS Group Inc. Term Loan, 5.75%, 05/29/19	1,097	1,107
Asurion LLC 1st Lien Term Loan
5.50%, 06/01/18	216	218
5.50%, 06/01/18	250	252
5.50%, 06/01/18	1,031	1,041
5.50%, 06/01/18	920	928
5.50%, 06/01/18	437	441
Asurion LLC Term Loan, 5.50%, 05/24/18	300	303
Capital Automotive LLC Term Loan B-2
5.00%, 03/15/17	2,266	2,284
5.25%, 03/15/17	866	873
CB Richard Ellis Services Inc. Term Loan C, 3.47%, 03/04/18	1,103	1,103
CB Richard Ellis Services Inc. Term Loan D, 5.75%, 03/04/18	1,103	1,103

	Shares/Par (p)	Value
CNO Financial Group Inc. Term Loan B-2, 5.00%, 09/28/18	1,916	1,931
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 10/18/19	2,000	2,012
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 11/19/17	1,950	1,952
Hub International Holdings Inc. Term Loan B, 6.50%, 06/30/17	1,959	1,970
International Lease Finance Corp. Term Loan
5.00%, 06/30/17	1,000	1,007
5.00%, 06/30/17	1,000	1,007
iPayment Inc. Term Loan B, 5.75%, 05/08/17	705	701
KIK Custom Products Inc. Canadian Term Loan, 2.56%, 05/31/14	144	134
KIK Custom Products Inc. U.S. Term Loan, 2.56%, 05/31/14	838	783
LPL Holdings Inc. Term Loan B, 4.00%, 03/26/19	1,990	2,005
Mondrian Investment Partners Ltd. Term Loan B, 5.50%, 07/12/18	1,073	1,077
Nielsen Finance LLC Term Loan C, 3.76%, 05/02/16	1,462	1,469
Nuveen Investments Inc. Extended Term Loan
5.80%, 05/13/17	368	370
5.80%, 05/13/17	1,632	1,638
5.99%, 05/13/17	544	546
5.99%, 05/13/17	54	54
6.05%, 05/13/17	402	404
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,017
Realogy Corp. Extended Term Loan
4.51%, 10/10/16	80	81
4.56%, 10/10/16	615	616
Sedgwick CMS Holdings Term Loan B-1, 5.00%, 12/31/16	513	514
Sheridan Investment Partners I LLC Term Loan B-2, 5.00%, 10/05/19	2,466	2,485
TCW Group Inc. Term Loan, 3.00%, 12/27/20	1,300	1,300
TransUnion LLC Term Loan, 4.75%, 02/11/18	1,949	1,975
USI Inc. Term Loan, 4.00%, 12/19/19	2,950	2,940
West Corp. Term Loan B-4
4.55%, 07/15/16	253	257
4.56%, 07/15/16	439	445
4.71%, 07/15/16	289	293
West Corp. Term Loan B-5
4.55%, 07/15/16	355	359
4.56%, 07/15/16	225	228
4.71%, 07/15/16	403	408
West Corp. Term Loan B-6
5.75%, 06/30/18	924	938
5.75%, 06/30/18	71	72

		50,158

HEALTH CARE - 14.1%
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,980	1,986
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,600	2,620
AssuraMed Holding Inc. 1st Lien Term Loan, 5.50%, 10/25/19	2,000	2,019
Aveta Inc. Term Loan
9.75%, 10/23/17	926	923
9.75%, 10/23/17	674	671
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	324	325
5.50%, 02/11/17	187	188
5.50%, 02/11/17	1,453	1,459
5.50%, 02/11/17	249	250

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
5.50%, 02/11/17	249	250
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	1,658	1,670
Biomet Inc. Term Loan, 3.75%, 07/25/17	2,000	2,010
Carestream Health Inc. Term Loan
5.00%, 02/23/17	1,927	1,918
3.50%, 02/24/17	1,000	995
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	991	1,002
CHG Healthcare Services Inc. 1st Lien Term Loan, 5.90%, 10/20/19	2,000	1,997
CHG Healthcare Services Inc. 2nd Lien Term Loan, 6.64%, 11/20/20	1,000	1,003
Community Health Systems Delayed Draw Term Loan
3.77%, 01/25/17	2,806	2,821
3.97%, 01/25/17	26	26
4.02%, 01/25/17	97	97
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,936	2,968
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,960	1,970
DaVita HealthCare Partners Inc. Term Loan B-2
4.00%, 08/24/19	1,000	1,005
4.00%, 08/24/19	714	718
Emdeon Business Services LLC Term Loan
5.00%, 11/17/18	544	548
5.00%, 11/17/18	53	54
5.00%, 11/17/18	146	148
5.00%, 11/17/18	343	346
5.00%, 11/17/18	1,323	1,334
5.00%, 11/17/18	78	79
Emergency Medical Services Corp. Term Loan, 5.25%, 05/05/18	1,325	1,334
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	229	231
Gentiva Health Services Inc. Term Loan B-1, 4.75%, 08/17/16	654	644
Grifols Inc. Term Loan B, 4.50%, 06/01/17	1,977	1,994
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	4,500	4,509
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	1,980	1,994
Heartland Dental Care LLC 1st Lien Term Loan, 5.00%, 12/19/18	1,950	1,945
Hologic Inc. Term Loan B, 4.50%, 08/30/19	1,496	1,513
IASIS Healthcare LLC Term Loan B, 5.00%, 05/05/18	1,960	1,963
IMS Health Inc. Dollar Term Loan B
4.75%, 08/26/17	1,000	1,007
4.75%, 08/26/17	265	267
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,061	1,029
Kinetic Concepts Inc. Term Loan C-1, 5.50%, 05/04/18	2,737	2,764
MedAssets Inc. Term Loan B, 4.00%, 12/13/19	500	500
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,489	1,498
4.75%, 08/26/17	1,000	1,006
Par Pharmaceuticals Cos. Inc. Term Loan B, 5.00%, 09/17/19	4,000	3,993
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	1,959	1,967
Quintiles Transnational Corp. Term Loan B, 5.00%, 06/08/18	2,369	2,374
Quintiles Transnational Corp. Term Loan B-1, 4.50%, 06/08/18	499	499
Radnet Management Inc. Add-On Term Loan
5.25%, 10/12/18	16	16

	Shares/Par (p)	Value
5.50%, 10/12/18	3,085	3,086
Royalty Pharma Term Loan
4.00%, 05/09/18	1,223	1,232
4.00%, 11/09/18	996	1,006
Select Medical Corp. Term Loan B, 5.50%, 06/01/18	2,216	2,223
Sheridan Holdings Inc. Term Loan, 6.00%, 06/29/18	1,496	1,513
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	972	963
Surgical Care Affiliates LLC Incremental Term Loan B, 5.50%, 06/30/18	493	491
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,478	1,470
U.S. Renal Care Inc. Term Loan, 6.35%, 07/03/19	1,493	1,511
United Surgical Partners International Inc. 1st Lien Term Loan, 6.00%, 03/30/19	2,488	2,502
Universal Health Services Term Loan B, 4.00%, 11/15/16	889	894
Valeant Pharmaceuticals International Inc. Series C Term Loan B, 4.25%, 10/05/19	500	502
Valeant Pharmaceuticals International Inc. Series D Term Loan B, 4.25%, 02/13/19	1,494	1,502
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,463	2,422
Vanguard Health Systems Term Loan B, 5.00%, 01/29/16	1,965	1,983
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	482	486
Warner Chilcott Co. Inc. Term Loan B-1, 4.25%, 03/15/18	1,270	1,280
Warner Chilcott Co. Inc. Term Loan B-2, 4.25%, 03/15/18	635	640
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/15/18	873	880

		92,783

INDUSTRIALS - 10.0%
ACCO Brands Corp. Term Loan B, 4.25%, 03/15/19	1,815	1,829
ADS Waste Holdings Inc. Term Loan, 5.25%, 09/28/19	1,000	1,011
Alliance Laundry Systems 1st Lien Term Loan, 5.50%, 12/07/18	1,000	1,008
AWAS Aviation Capital Ltd. Term Loan, 4.50%, 07/01/18	2,306	2,322
BakerCorp International Inc. Term Loan, 5.00%, 05/25/18	988	993
Brickman Group Holdings Term Loan B, 5.50%, 10/14/16	1,915	1,938
Capsugel Holdings US Inc. Term Loan, 4.75%, 08/01/18	1,851	1,869
Colfax Corp. Term Loan B, 4.50%, 09/12/18	1,487	1,497
Delta Airlines Inc. Term Loan B-1, 5.25%, 10/20/18	4,550	4,583
Dematic SA Term Loan, 4.00%, 12/28/19	1,950	1,950
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,284	1,287
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,075	2,071
Edwards Ltd. Extended Term Loan, 5.50%, 05/31/16	832	832
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	832	832
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,892	1,820
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,950	1,951

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	1,959
Generac Power Systems Inc. Term Loan, 6.25%, 05/31/18	2,045	2,087
Genesys Term Loan
6.75%, 01/25/19	750	756
6.75%, 01/25/19	245	247
6.75%, 01/25/19	750	756
6.75%, 01/25/19	245	247
Hamilton Sundstrand Term Loan, 5.00%, 12/05/19	780	787
Harbor Freight Tools USA Term Loan, 5.50%, 11/14/17	998	1,007
Hertz Corp. Term Loan B, 3.75%, 03/09/18	2,369	2,374
Huntington Ingalls Industries Inc. Term Loan A
2.75%, 03/11/16	223	223
2.75%, 03/11/16	334	334
2.75%, 03/11/16	35	35
3.06%, 03/11/16	—	—
Kar Holdings Inc. Term Loan, 5.00%, 06/15/17	1,968	1,986
Kenan Advantage Group Inc. Term Loan, 4.50%, 06/11/16	599	600
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	399	401
Novelis Inc. Term Loan, 4.00%, 03/10/17	2,295	2,314
On Assignment Inc. Term Loan, 5.00%, 05/01/19	1,373	1,388
Progressive Waste Solutions Ltd. Term Loan B, 5.00%, 11/01/19	1,297	1,305
Protection One Inc. Replacement Term Loan
4.50%, 03/16/19	250	253
5.75%, 03/16/19	2,488	2,512
RBS Global Inc. and Rexnord LLC 1st Lien Term Loan B, 4.50%, 04/01/18	3,250	3,273
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,228	1,227
Sequa Corp. Term Loan, 5.25%, 06/19/17	1,300	1,307
Swift Transportation Co. Term Loan B-2
5.00%, 02/15/17	703	710
5.00%, 02/15/17	1,009	1,018
TransDigm Inc. Incremental Term Loan, 4.00%, 02/14/17	648	652
TransDigm Inc. Term Loan
4.00%, 02/14/17	1,997	2,007
5.25%, 02/14/17	526	529
TriMas Corp. Term Loan B
3.75%, 10/11/19	244	243
3.75%, 10/11/19	244	243
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,965	1,977
Unifrax I LLC Term Loan Dollar Commitment, 7.00%, 11/23/18	495	500
ValleyCrest Companies LLC Term Loan A, 6.50%, 10/04/16	1,472	1,461
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,097	1,116

		65,627

INFORMATION TECHNOLOGY - 10.0%
Aeroflex Inc. Term Loan, 5.25%, 05/06/18	2,647	2,660
Attachmate Corp. 1st Lien Term Loan, 7.25%, 11/15/17	1,540	1,552
AVG Technologies NV Term Loan, 7.50%, 03/15/16	730	728
CCC Information Services Inc. Term Loan, 4.00%, 12/20/19	975	977
Commscope Inc. Term Loan, 4.25%, 01/14/18	2,461	2,472

	Shares/Par (p)	Value
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	3,047	2,912
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,469	2,477
First Data Corp. 1st Lien Term Loan, 5.21%, 09/24/18	1,000	979
First Data Corp. Term Loan, 4.21%, 03/24/18	1,697	1,612
First Data Corp. Term Loan B-1, 2.99%, 08/17/17	77	77
First Data Corp. Term Loan B-3, 5.24%, 03/24/17	2,129	2,088
Freescale Semiconductor Inc. Term Loan B, 4.51%, 12/01/16	1,971	1,926
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/27/19	993	983
Genpact International Inc. Term Loan
4.25%, 08/17/19	1,570	1,581
4.25%, 08/17/19	930	936
Go Daddy Group Inc. Term Loan, 7.00%, 10/05/18	988	989
IMS Health Inc. Dollar Term Loan B, 4.50%, 08/26/17	884	890
Infor Inc. Term Loan B-2, 5.25%, 04/05/18	2,498	2,518
Information Resources Inc. Term Loan B, 6.00%, 11/16/17	988	988
Kronos Inc. 1st Lien Term Loan, 5.50%, 10/25/19	2,600	2,628
Kronos Worldwide Inc. Term Loan B, 5.75%, 06/11/18	2,123	2,142
Microsemi Corp. New Term Loan, 4.00%, 02/17/18	1,858	1,870
Misys Plc Term Loan, 7.25%, 12/01/18	2,145	2,163
MoneyGram International Inc. Term Loan, 4.50%, 05/04/17	2,218	2,214
NeuStar Inc. Term Loan B, 5.00%, 11/21/18	1,975	1,984
NXP Funding LLC Term Loan B, 5.25%, 02/16/19	1,985	1,996
NXP Funding LLC Term Loan C, 4.75%, 01/11/20	1,000	1,005
Reynolds & Reynolds Term Loan B, 3.75%, 04/11/18	927	930
Rovi Corp. Term Loan, 3.99%, 03/29/19	1,985	1,978
Rovi Corp. Term Loan A, 2.82%, 02/07/16	475	475
RP Crown Parent LLC 1st Lien Term Loan, 5.50%, 12/19/18	3,575	3,571
Sensata Technologies BV Term Loan B
4.00%, 05/12/18	1,968	1,976
4.00%, 05/12/18	150	151
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	1,736	1,749
SourceHOV Inc. Term Loan B, 6.63%, 04/29/17	1,481	1,458
SS&C Technologies Holdings Inc. Term Loan B-1, 5.00%, 03/14/19	1,365	1,382
SS&C Technologies Holdings Inc. Term Loan B-2, 5.00%, 03/14/19	141	143
SunGard Data Systems Inc. Term Loan, 3.75%, 02/28/17	714	717
SunGard Data Systems Inc. Term Loan B, 3.91%, 02/28/16	1,928	1,931
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	500	504
Transfirst Holdings Inc. 1st Lien Term Loan B, 5.00%, 12/27/17	650	650
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	756	756

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Verint Systems Inc. Term Loan, 4.50%, 04/29/17	2,463	2,474

		66,192

MATERIALS - 9.7%
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,493	1,483
Ashland Inc. Term Loan B, 3.75%, 07/12/18	737	744
AZ Chem U.S. Inc. Term Loan
7.25%, 12/19/17	787	795
7.25%, 12/28/18	325	328
BWAY Holding Co. Term Loan, 4.50%, 08/31/17	2,600	2,618
Chemtura Corp. Term Loan, 5.50%, 08/25/16	250	253
Consolidated Container Co. LLC Term Loan B, 5.00%, 07/03/19	1,995	1,997
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	2,971	2,955
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17	3,990	4,020
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,731	1,736
5.75%, 10/06/15	4	4
Hexion US Term Loan C-B1, 4.06%, 05/05/15	2,033	2,037
Hexion US Term Loan C-B2, 4.06%, 05/05/15	871	872
Houghton International Inc. 1st Lien Term Loan
5.25%, 12/13/19	1,300	1,311
5.25%, 12/13/19	1,000	1,008
Huntsman International LLC Term Loan C
2.50%, 06/30/16	12	12
2.53%, 06/30/16	1,947	1,948
Ineos U.S. Finance LLC Term Loan B
6.50%, 05/04/18	2,978	3,006
6.50%, 05/04/18	1,000	1,010
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,626	1,638
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	1,995	2,001
MRC Global Inc. Term Loan B, 6.25%, 10/24/19	1,950	1,955
NewPage Corp. Term Loan, 8.75%, 11/15/18	2,000	2,020
OM Group Inc. Term Loan B, 5.75%, 08/02/17	2,797	2,813
OMNOVA Solutions Inc. Term Loan, 5.75%, 04/25/17	1,960	1,980
PolyOne Corp. Term Loan B
5.00%, 11/15/17	13	13
5.00%, 11/15/17	1,476	1,483
PQ Corp. Term Loan
4.25%, 04/05/17	1,300	1,306
5.25%, 04/05/17	2,000	2,010
Sage Products Holdings III LLC 1st Lien Term Loan, 5.25%, 12/13/19	1,000	1,005
Sealed Air Corp. Term Loan B-1, 4.00%, 10/03/18	321	325
Styron S.A.R.L. LLC Term Loan B, 6.00%, 08/02/17	2,659	2,587
Taminco Global Chemical Corp. Term Loan, 5.25%, 05/31/19	1,592	1,600
Tank Holdings Corp. Term Loan, 0.28%, 07/06/19	1,611	1,618
Tronox Inc. Delayed Draw Term Loan, 5.50%, 02/13/18	534	539
Tronox Inc. Term Loan, 4.25%, 02/08/18	1,959	1,978
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	1,985	2,005
Univar Inc. Term Loan B, 5.00%, 06/30/17	3,795	3,779
Walter Energy Inc. Term Loan B 4.00%, 03/04/18	134	135

	Shares/Par (p)	Value
4.00%, 03/04/18	667	670
4.00%, 03/04/18	654	657
4.00%, 03/04/18	425	427
Wilsonart LLC Term Loan, 5.50%, 10/24/19	1,300	1,308

		63,989

TELECOMMUNICATION SERVICES - 4.9%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,960	1,837
Crown Castle Operating Corp. Term Loan B, 4.00%, 01/31/19	1,980	1,989
Global Tel*Link Corp. Term Loan, 6.00%, 12/18/17	1,795	1,798
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	2,000	2,015
IPC Information Systems LLC 1st Lien Term Loan
2.49%, 07/31/17	468	454
2.49%, 07/31/17	1,440	1,397
IPC Information Systems LLC Term Loan C, 7.75%, 07/31/17	1,000	975
Level 3 Financing Inc. Term Loan B, 5.25%, 08/01/19	500	504
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	3,000	3,012
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	3,000	2,999
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	2,708	2,600
Presidio Inc. 1st Lien Term Loan, 5.75%, 03/31/17	1,646	1,646
SBA Senior Finance II LLC Incremental Term Loan B, 3.75%, 09/19/19	500	502
SBA Senior Finance II LLC Term Loan
3.75%, 06/30/18	992	996
3.75%, 06/30/18	982	986
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,488	2,506
Telesat Canada US Term Loan B, 4.25%, 03/26/19	2,494	2,511
Time Warner Telecom Inc. Term Loan B-2, 3.50%, 12/30/16	982	987
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	2,719	2,735

		32,449

UTILITIES - 1.3%
AES Corp. Term Loan B, 4.25%, 06/08/18	1,533	1,548
Calpine Corp. Term Loan, 4.50%, 03/07/18	978	986
Calpine Corp. Term Loan B-2, 4.50%, 04/01/18	1,485	1,498
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	500	504
NRG Energy Inc. Term Loan B
4.00%, 07/01/18	1,065	1,075
4.00%, 07/01/18	1,409	1,423
SunCoke Energy Inc. Incremental Term Loan B
4.00%, 07/26/18	220	219
4.00%, 07/26/18	10	10
SunCoke Energy Inc. Term Loan B, 4.06%, 07/31/18	1,244	1,241

		8,504

Total Variable Rate Senior Loan Interests (cost $561,487)		565,127

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 7.2%

Investment Company - 7.2%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	47,448	47,448

Total Short Term Investments (cost $47,448)		47,448

Total Investments - 102.6% (cost $670,580)		676,696
Other Assets and Liabilities, Net - (2.6%)		(17,323)

Total Net Assets - 100.0%		$659,373

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Ahold Lease USA Inc., 7.82%, 01/02/20	$1,306	$1,492
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,192	1,270
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,476
Bear Stearns CMBS REMIC, 5.89%, 06/11/50 (i)	359	408
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.75%, 09/11/38 (i)	1,000	990
5.48%, 12/11/40 (i)	6,314	5,269
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 12/10/49 (i)	1,905	2,160
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	2,121	2,248
5.50%, 10/29/20	2,182	2,275
Credit Suisse Mortgage Capital Certificates REMIC
5.41%, 02/15/39 (i)	550	584
5.34%, 12/15/39	112	122
6.03%, 09/15/40 (i)	2,000	1,050
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,607
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	1,040
7.75%, 12/17/19	1,269	1,447
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	2,717	2,558
5.87%, 04/15/45 (i)	5,000	4,863
5.50%, 06/12/47 (i)	2,000	1,560
5.46%, 01/15/49 (e) (i)	3,000	3,236
6.00%, 02/15/51 (i)	1,011	768
Merrill Lynch Mortgage Trust REMIC, 5.80%, 08/12/43 (i)	5,000	4,602
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.90%, 06/12/46 (i)	515	572
Wachovia Bank Commercial Mortgage Trust REMIC
5.97%, 05/15/46 (i)	5,000	4,714
5.37%, 11/15/48 (i)	5,000	4,232

Total Non-U.S. Government Agency Asset- Backed Securities (cost $47,260)		51,543

CORPORATE BONDS AND NOTES – 87.8%

CONSUMER DISCRETIONARY - 21.5%
Affinion Group Holdings Inc., 11.63%, 11/15/15 (e)	5,229	3,373

	Shares/Par (p)	Value
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,178
AMC Entertainment Inc., 9.75%, 12/01/20	3,076	3,553
AMC Networks Inc., 4.75%, 12/15/22	8,063	8,103
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	4,042
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,680
Beazer Homes USA Inc.
6.63%, 04/15/18 (r)	1,716	1,815
9.13%, 06/15/18	1,000	1,043
9.13%, 05/15/19 (e)	6,909	7,229
Boyd Gaming Corp.
9.13%, 12/01/18 (e)	3,183	3,247
9.00%, 07/01/20 (e) (r)	7,273	7,164
Cablevision Systems Corp., 8.00%, 04/15/20 (e)	2,313	2,605
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16	1,000	810
11.25%, 06/01/17	1,291	1,383
10.00%, 12/15/18	2,000	1,325
Caesars Operating Escrow LLC
9.00%, 02/15/20 (r)	12,674	12,674
9.00%, 02/15/20 (e) (r)	5,000	5,000
Carmike Cinemas Inc., 7.38%, 05/15/19 (e)	1,238	1,337
CCO Holdings LLC, 6.50%, 04/30/21 (e)	2,000	2,157
CDR DB Sub Inc., 7.75%, 10/15/20 (r)	526	525
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	11,161	11,621
Choice Hotels International Inc., 5.75%, 07/01/22 (e)	3,290	3,644
Cinemark USA Inc., 5.13%, 12/15/22 (r)	2,966	3,003
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	14,782	11,234
Delphi Corp., 6.13%, 05/15/21 (e)	9,098	10,099
DISH DBS Corp.
5.88%, 07/15/22	6,909	7,427
5.00%, 03/15/23 (r)	9,913	9,913
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (e) (r)	5,000	5,400
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,505
Ford Motor Co., 7.45%, 07/16/31	11,000	13,970
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	5,306	5,684
Gymboree Corp., 9.13%, 12/01/18 (e)	3,000	2,670
Hanesbrands Inc., 6.38%, 12/15/20 (e)	1,100	1,210
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,144
Isle of Capri Casinos Inc., 8.88%, 06/15/20 (e)	4,870	5,308
J.C. Penney Corp. Inc.
6.88%, 10/15/15 (e)	1,000	968
5.65%, 06/01/20 (e)	2,488	2,158
6.38%, 10/15/36 (e)	511	383
Jarden Corp., 6.13%, 11/15/22	857	926
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (e) (r)	6,316	6,371
KB Home, 7.50%, 09/15/22	4,421	4,819
Lamar Media Corp., 5.00%, 05/01/23 (r)	5,233	5,377
Lear Corp.
7.88%, 03/15/18	2,298	2,499
8.13%, 03/15/20	872	983
Levi Strauss & Co., 7.63%, 05/15/20 (e)	1,812	1,975
Limited Brands Inc.
6.63%, 04/01/21 (e)	5,960	6,824
5.63%, 02/15/22 (e)	3,452	3,754
LIN Television Corp., 6.38%, 01/15/21 (r)	6,316	6,632
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	7,680
MCE Finance Ltd., 10.25%, 05/15/18	3,000	3,412

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,504
MGM Resorts International
7.63%, 01/15/17	2,925	3,130
11.38%, 03/01/18	2,000	2,420
8.63%, 02/01/19 (r)	5,000	5,575
6.75%, 10/01/20 (e) (r)	4,821	4,923
6.63%, 12/15/21 (e)	6,342	6,342
MTR Gaming Group Inc., 11.50%, 08/01/19	6,060	6,424
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	5,951	6,055
New Academy Finance Co. LLC, 8.00%, 06/15/18 (r)	1,966	1,991
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	4,939
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,912
Party City Holdings Inc., 8.88%, 08/01/20 (e) (r)	818	877
Party City Holdings Inc. Term Loan, 5.75%, 07/25/19 (i)	1,945	1,965
Petco Holdings Inc., 8.50%, 10/15/17 (e) (r)	9,000	9,247
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	359
PVH Corp., 4.50%, 12/15/22	10,508	10,613
Quebecor Media Inc., 5.75%, 01/15/23 (r)	6,870	7,239
QVC Inc., 7.50%, 10/01/19 (e) (r)	2,649	2,923
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	938
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,585
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16 (e)	3,500	3,955
5.25%, 11/15/22	1,438	1,521
Sally Holdings LLC, 5.75%, 06/01/22	1,678	1,821
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,411
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,793
6.54%, 10/01/20 (r)	2,000	2,175
ServiceMaster Co.
8.00%, 02/15/20	4,125	4,300
7.00%, 08/15/20 (r)	5,327	5,340
Seven Seas Cruises S. de R.L. LLC, 9.13%, 05/15/19	3,500	3,701
Shea Homes LP, 8.63%, 05/15/19 (e)	2,721	3,007
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (r)	6,500	6,337
Starz LLC, 5.00%, 09/15/19 (e) (r)	6,545	6,709
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	12,712	13,292
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (r)	3,617	3,834
Tempur-Pedic International Inc., 6.88%, 12/15/20 (e) (r)	948	975
Tenneco Inc.
7.75%, 08/15/18	508	551
6.88%, 12/15/20 (e)	6,565	7,148
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,285
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	8,638
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,582
8.88%, 12/01/17 (r)	2,000	2,200
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	13,159	14,475
5.50%, 01/15/23 (r)	7,860	8,115
Univision Communications Inc.
8.50%, 05/15/21 (e) (r)	3,355	3,464
6.75%, 09/15/22 (e) (r)	4,773	4,928
Virgin Media Inc. Convertible Bond, 6.50%, 11/15/16	1,000	2,058
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,590
WideOpenWest Finance LLC 10.25%, 07/15/19 (r)	7,500	7,969

	Shares/Par (p)	Value
13.38%, 10/15/19 (r)	4,000	4,230
WMG Acquisition Corp., 6.00%, 01/15/21 (r)	1,108	1,169
WMG Acquisition Corp. Term Loan, 5.25%, 10/31/18 (i)	2,600	2,628
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,510
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	6,649	6,981
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,375
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (r)	3,635	3,926

		474,790

CONSUMER STAPLES - 2.8%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,673
ARAMARK Corp.
3.81%, 02/01/15 (i)	220	219
8.63%, 05/01/16 (e) (r)	4,967	5,085
Armored Autogroup Inc., 9.25%, 11/01/18	2,000	1,695
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	359
Michael Foods Holding Inc., 8.50%, 07/15/18 (r)	3,570	3,642
Pernod-Ricard SA, 5.75%, 04/07/21 (e) (r)	5,368	6,421
Reynolds Group Issuer Inc., 9.88%, 08/15/19 (e)	8,130	8,699
Rite Aid Corp.
9.50%, 06/15/17 (e)	3,000	3,131
10.25%, 10/15/19 (e)	1,000	1,140
9.25%, 03/15/20 (e)	3,154	3,359
Smithfield Foods Inc., 6.63%, 08/15/22	7,364	8,137
Spectrum Brands Holdings Inc., 9.50%, 06/15/18 (e)	3,652	4,145
Spectrum Brands Inc., 6.75%, 03/15/20 (r)	2,239	2,396
US Foods Inc., 8.50%, 06/30/19 (r)	10,968	11,187
Yankee Candle Co. Inc.
8.50%, 02/15/15	77	78
9.75%, 02/15/17	250	260

		61,626

ENERGY - 15.9%
Access Midstream Partners LP, 4.88%, 05/15/23	5,000	5,075
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	10,800
6.25%, 06/01/21 (e)	11,922	10,909
Alta Mesa Holdings LP, 9.63%, 10/15/18 (e) (r)	2,632	2,711
Arch Coal Inc.
9.88%, 06/15/19 (e) (r)	6,857	7,131
7.25%, 06/15/21 (e)	9,090	8,386
Atlas Pipeline Escrow LLC, 6.63%, 10/01/20 (e) (r)	2,500	2,588
Basic Energy Services Inc., 7.75%, 10/15/22 (e) (r)	6,891	6,719
Bill Barrett Corp.
7.63%, 10/01/19	1,650	1,741
7.00%, 10/15/22 (e)	3,475	3,579
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,735
BreitBurn Energy Partners LP, 7.88%, 04/15/22 (r)	9,125	9,467
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	25,000	24,655
Calumet Specialty Products Partners LP
9.38%, 05/01/19	4,766	5,171
9.38%, 05/01/19	3,125	3,391
9.63%, 08/01/20 (r)	1,538	1,673
Chaparral Energy Inc.
9.88%, 10/01/20 (e)	3,636	4,136
7.63%, 11/15/22 (e)	3,750	3,937
7.63%, 11/15/22 (r)	3,500	3,640

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Chesapeake Energy Corp.
6.88%, 08/15/18	1,824	1,924
6.13%, 02/15/21 (e)	3,000	3,113
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	5,000	5,001
Chesapeake Midstream Partners LP
5.88%, 04/15/21 (e)	1,320	1,403
6.13%, 07/15/22 (e)	2,780	2,995
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (r)	2,398	2,260
Cimarex Energy Co., 5.88%, 05/01/22 (e)	5,377	5,888
Consol Energy Inc.
8.00%, 04/01/17 (e)	718	777
8.25%, 04/01/20	1,191	1,289
6.38%, 03/01/21 (e)	667	684
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,326
El Paso LLC
7.80%, 08/01/31	2,460	2,868
7.75%, 01/15/32	3,430	4,030
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,535
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	981
7.03%, 01/15/68 (i)	3,700	4,236
EP Energy LLC, 9.38%, 05/01/20 (e)	8,067	9,096
EPE Holdings LLC, 8.13%, 12/15/17 (e) (r)	7,120	7,058
Forest Oil Corp., 7.50%, 09/15/20 (e) (r)	9,500	9,975
Gulfmark Offshore Inc., 6.38%, 03/15/22 (r)	8,435	8,688
Hilcorp Energy Co., 8.00%, 02/15/20 (r)	2,000	2,190
Holly Corp., 9.88%, 06/15/17	1,000	1,083
Hornbeck Offshore Services Inc.
8.00%, 09/01/17	3,000	3,210
5.88%, 04/01/20 (e)	3,871	4,045
Inergy Midstream LP, 6.00%, 12/15/20 (r)	1,792	1,850
Legacy Reserves LP, 8.00%, 12/01/20 (r)	9,167	9,350
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (e)	3,244	3,049
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (q)	3,000	3,113
9.75%, 05/15/20 (e) (r)	7,760	8,051
MarkWest Energy Partners LP
8.75%, 04/15/18	1,517	1,612
6.25%, 06/15/22	3,913	4,265
5.50%, 02/15/23	1,143	1,240
Newfield Exploration Co., 5.63%, 07/01/24 (e)	4,051	4,375
Oil States International Inc., 5.13%, 01/15/23 (r)	1,632	1,654
Peabody Energy Corp.
6.00%, 11/15/18 (e)	2,143	2,277
6.25%, 11/15/21 (e)	3,000	3,188
Penn Virginia Corp., 7.25%, 04/15/19	2,306	2,202
Penn Virginia Resource Partners LP, 8.38%, 06/01/20 (r)	3,721	4,009
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e) (r)	4,235	4,574
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	501
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	13,710
Precision Drilling Corp., 6.63%, 11/15/20	4,650	4,999
QR Energy LP, 9.25%, 08/01/20	3,882	4,076
Quicksilver Resources Inc., 11.75%, 01/01/16	1,944	1,920
Range Resources Corp., 5.75%, 06/01/21 (e)	5,144	5,504
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	3,556	3,760
SandRidge Energy Inc.
8.00%, 06/01/18 (r)	1,160	1,230
8.75%, 01/15/20	1,275	1,396

	Shares/Par (p)	Value
8.13%, 10/15/22 (e)	5,000	5,475
7.50%, 02/15/23 (e)	1,286	1,376
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,173
Unit Corp., 6.63%, 05/15/21 (e) (r)	4,762	4,887
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,430
Vanguard Natural Resources LLC, 7.88%, 04/01/20 (e)	4,545	4,750
W&T Offshore Inc., 8.50%, 06/15/19 (r)	9,050	9,729
WPX Energy Inc., 6.00%, 01/15/22 (e)	6,647	7,162

		349,986

FINANCIALS - 8.4%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,094
Ally Financial Inc.
4.63%, 06/26/15 (e)	10,000	10,425
3.13%, 01/15/16	6,667	6,674
7.50%, 09/15/20	5,000	6,038
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (e) (r)	2,105	2,168
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	6,500	7,190
Barclays Bank Plc, 7.63%, 11/21/22 (e)	15,000	14,981
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,852
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (m)	10,000	10,098
5.95% (callable at 100 beginning 01/30/23) (m)	7,000	7,087
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,536	3,748
CNH Capital LLC
3.88%, 11/01/15 (r)	10,575	10,905
6.25%, 11/01/16 (e)	2,778	3,063
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,729
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	15,001	16,336
Genworth Financial Inc.
8.63%, 12/15/16 (e)	1,416	1,661
7.63%, 09/24/21 (e)	5,075	5,601
Host Hotels & Resorts LP
5.88%, 06/15/19	5,000	5,450
6.00%, 10/01/21	1,316	1,510
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,358
5.88%, 04/01/19	6,000	6,324
8.25%, 12/15/20 (e)	3,003	3,581
8.63%, 01/15/22 (e)	3,000	3,705
Liberty Mutual Group Inc.
4.95%, 05/01/22 (e) (r)	4,000	4,360
7.80%, 03/15/37 (i) (r)	2,300	2,559
Milestone Aviation Group LLC, 8.63%, 12/15/17 (q)	6,000	6,015
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,024
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	4,475
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	5,969	5,929
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (e)	3,000	3,233
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r) 11/15/15 (r)	1,000	1,131
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	3,615	3,742
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,337

		184,386

HEALTH CARE - 6.4%
American Renal Holdings, 8.38%, 05/15/18	427	449

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Biomet Inc., 6.50%, 08/01/20 (e) (r)	4,511	4,793
CDRT Holding Corp., 9.25%, 10/01/17 (e) (r)	13,637	13,910
CFR International SpA, 5.13%, 12/06/22 (r)	2,462	2,553
Community Health Systems Inc.
8.00%, 11/15/19	7,294	7,896
7.13%, 07/15/20	3,158	3,371
DJO Finance LLC
7.75%, 04/15/18 (e)	7,921	7,624
9.88%, 04/15/18 (e) (r)	1,600	1,652
Endo Health Solutions Inc., 7.25%, 01/15/22 (e)	2,124	2,278
Endo Pharmaceuticals Holdings Inc., 7.00%, 12/15/20	2,260	2,410
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (r)	2,300	2,570
5.75%, 02/15/21 (e) (r)	3,667	3,924
HCA Holdings Inc., 6.25%, 02/15/21 (e)	2,678	2,745
HCA Inc.
6.25%, 02/15/13 (e)	2,234	2,246
5.75%, 03/15/14	3,561	3,721
6.50%, 02/15/16	4,000	4,350
6.50%, 02/15/20 (e)	6,571	7,392
7.50%, 02/15/22 (e)	3,000	3,435
5.88%, 05/01/23 (e)	6,000	6,210
Health Management Associates Inc., 7.38%, 01/15/20 (e)	2,182	2,357
HealthSouth Corp., 5.75%, 11/01/24 (e)	5,143	5,233
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	6,800	6,426
Immucor Inc., 11.13%, 08/15/19	2,400	2,700
Omnicare Inc., 7.75%, 06/01/20 (e)	2,032	2,255
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	2,260	2,260
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,600	3,951
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,087
Res-Care Inc., 10.75%, 01/15/19	3,555	3,946
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (r)	2,442	2,631
6.38%, 10/15/20 (e) (r)	2,390	2,563
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,843
7.75%, 02/01/19 (r)	5,000	5,175
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	618
VPI Escrow Corp., 6.38%, 10/15/20 (r)	6,372	6,834

		140,408

INDUSTRIALS – 7.8%
ACL I Corp., 10.63%, 02/15/16 (e)	4,963	5,012
ADS Waste Holdings Inc., 8.25%, 10/01/20 (r)	5,263	5,526
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	3,135
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,780
6.25%, 12/01/19 (e) (r)	6,155	6,417
Algeco Scotsman Global Finance Plc
8.50%, 10/15/18 (r)	4,000	4,140
10.75%, 10/15/19 (e) (r)	22,000	21,670
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,606
Bombardier Inc.
7.50%, 03/15/18 (e) (r)	2,730	3,041
7.75%, 03/15/20 (e) (r)	3,000	3,405
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,771
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,641
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,704
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,500
Ducommun Inc., 9.75%, 07/15/18	5,081	5,462

	Shares/Par (p)	Value
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,280
DynCorp International Inc., 10.38%, 07/01/17 (e)	6,619	6,056
EnergySolutions Inc., 10.75%, 08/15/18 (e)	6,150	5,812
Florida East Coast Railway Corp., 10.50%, 08/01/17	3,127	3,096
Hamilton Sundstrand Term Loan, 5.00%, 12/05/19 (i)	1,816	1,832
HDTFS Inc., 6.25%, 10/15/22 (e) (r)	1,127	1,200
Hertz Corp., 6.75%, 04/15/19 (e)	3,188	3,479
International Wire Group Holdings Inc., 8.50%, 10/15/17 (e) (r)	6,000	6,060
Iron Mountain Inc., 7.75%, 10/01/19 (e)	5,000	5,638
Jaguar Holding Co. II, 9.50%, 12/01/19 (e) (r)	2,800	3,178
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	1,850
Manitowoc Co. Inc., 5.88%, 10/15/22 (e)	6,808	6,808
Mirror PIK SA, 9.00%, 11/01/16 (r)	5,000	5,050
Monitronics International Inc., 9.13%, 04/01/20	4,338	4,468
Owens Corning
9.00%, 06/15/19	233	291
4.20%, 12/15/22 (e)	3,051	3,103
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (r)	9,092	9,174
Polymer Group Inc., 7.75%, 02/01/19 (e)	530	568
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	519
TransUnion Holding Co. Inc.
8.13%, 06/15/18 (e) (r)	2,034	2,100
9.63%, 06/15/18 (e)	2,838	3,001
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,337
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,875
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	3,050

		171,635

INFORMATION TECHNOLOGY - 3.4%
Equinix Inc., 7.00%, 07/15/21	5,250	5,827
First Data Corp.
11.25%, 03/31/16	16,000	15,680
12.63%, 01/15/21 (e)	1,813	1,908
Global Generations Merger Sub Inc., 11.00%, 12/15/20 (r)	5,000	5,088
IMS Health Inc., 6.00%, 11/01/20 (e) (r)	5,853	6,131
Jabil Circuit Inc., 4.70%, 09/15/22	5,209	5,476
NCR Corp., 4.63%, 02/15/21 (r)	7,532	7,532
Nuance Communications Inc., 5.38%, 08/15/20 (r)	5,263	5,500
Seagate HDD Cayman
7.75%, 12/15/18	1,996	2,193
7.00%, 11/01/21 (e)	1,388	1,489
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	2,001
ViaSat Inc.
6.88%, 06/15/20 (e)	5,243	5,479
6.88%, 06/15/20 (r)	10,076	10,529

		74,833

MATERIALS - 11.5%
American Rock Salt Co. LLC, 8.25%, 05/01/18 (e) (r)	2,000	1,810
Aperam, 7.38%, 04/01/16 (r)	3,000	2,798
ARD Finance SA, 11.13%, 06/01/18 (r)	3,167	3,357
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (e) (r)	758	824
Ashland Inc., 4.75%, 08/15/22 (e) (r)	2,939	3,057
Atkore International Inc., 9.88%, 01/01/18	4,000	4,250
Ball Corp.
6.75%, 09/15/20 (e)	5,000	5,512
5.75%, 05/15/21 (e)	410	444
BOE Merger Corp., 9.50%, 11/01/17 (r)	12,000	12,000

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Building Materials Corp. of America
7.50%, 03/15/20 (e) (r)	1,172	1,289
6.75%, 05/01/21 (r)	2,308	2,550
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	3,000	3,255
Cemex Finance LLC
9.50%, 12/14/16 (r)	6,417	6,978
9.38%, 10/12/22 (r)	3,011	3,387
Cemex SAB de CV, 9.50%, 06/15/18 (e) (r)	1,552	1,734
Consolidated Container Co. LLC, 10.13%, 07/15/20 (r)	4,000	4,280
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,770
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	5,057	5,145
Exopack Holding Corp., 10.00%, 06/01/18 (e)	4,000	3,620
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,910
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (r)	9,497	9,806
8.25%, 11/01/19 (e) (r)	10,859	11,565
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/15/17 (i)	15,362	15,477
Graphic Packaging International Inc., 7.88%, 10/01/18 (e)	475	525
Hanson Ltd., 6.13%, 08/15/16 (e)	1,231	1,351
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,927
Huntsman International LLC
8.63%, 03/15/20 (e)	769	871
4.88%, 11/15/20 (e) (r)	3,871	3,915
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,644	1,771
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	11,000	10,945
Lafarge SA, 7.13%, 07/15/36	2,712	2,759
LyondellBasell Industries NV, 6.00%, 11/15/21	2,364	2,772
Mercer International Inc., 9.50%, 12/01/17	2,000	2,115
Methanex Corp.
3.25%, 12/15/19	3,831	3,853
5.25%, 03/01/22	4,882	5,415
Mirabela Nickel Ltd., 8.75%, 04/15/18 (e) (r)	2,847	2,448
Momentive Performance Materials Inc.
8.88%, 10/15/20 (r)	6,305	6,368
9.00%, 01/15/21 (e)	8,857	6,466
Novelis Inc., 8.75%, 12/15/20 (e)	1,728	1,927
Omnova Solutions Inc., 7.88%, 11/01/18 (e)	3,066	3,162
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,305
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,742
Prince Mineral Holding Corp., 11.50%, 12/15/19 (r)	4,000	4,140
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	5,000	5,112
Rock-Tenn Co.
3.50%, 03/01/20 (r)	6,088	6,249
4.00%, 03/01/23 (r)	2,676	2,719
Rockwood Specialties Group Inc., 4.63%, 10/15/20	5,848	6,053
Sappi Papier Holding GmbH
7.75%, 07/15/17 (e) (r)	3,687	4,019
8.38%, 06/15/19 (e) (r)	3,529	3,855
Sawgrass Merger Sub Inc., 8.75%, 12/15/20 (r)	2,939	2,961
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	1,190	1,339
8.38%, 09/15/21 (r)	1,017	1,162
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (r)	8,797	8,973
Steel Dynamics Inc., 6.13%, 08/15/19 (r)	898	952
Taminco Acquisition Corp., 9.13%, 12/15/17 (e) (r)	6,196	6,119
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	7,957	8,673
Verso Paper Holdings LLC, 11.75%, 01/15/19 (e)	2,821	2,962

	Shares/Par (p)	Value
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (r)	7,447	7,487
4.00%, 10/25/22 (r)	5,239	5,296

		254,526

TELECOMMUNICATION SERVICES - 6.9%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,689
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	4,403	4,546
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	3,000	3,210
14.75%, 12/01/16 (e) (r)	1,000	1,373
12.00%, 12/01/17 (e) (r)	6,167	7,277
Consolidated Communications Finance Co., 10.88%, 06/01/20 (q)	5,538	6,092
Frontier Communications Corp.
8.50%, 04/15/20	6,244	7,181
9.25%, 07/01/21 (e)	5,000	5,862
8.75%, 04/15/22 (e)	1,295	1,502
9.00%, 08/15/31	7,429	8,172
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	2,539	2,729
Intelsat Luxembourg SA, 11.25%, 02/04/17 (e)	19,500	20,621
ITC Deltacom Inc., 10.50%, 04/01/16 (e)	2,706	2,895
Level 3 Communications Inc., 11.88%, 02/01/19 (e)	2,000	2,305
Level 3 Financing Inc., 7.00%, 06/01/20 (e) (r)	2,375	2,482
Qwest Communications International Inc., 7.13%, 04/01/18	1,844	1,924
Santander Holdings USA Inc., 4.63%, 04/19/16	1,100	1,150
Sprint Capital Corp., 6.88%, 11/15/28	22,141	23,027
Sprint Nextel Corp.
6.00%, 12/01/16	4,000	4,350
7.00%, 03/01/20 (e) (r)	2,553	2,968
11.50%, 11/15/21 (e)	4,000	5,440
6.00%, 11/15/22 (e)	6,000	6,165
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,777
Virgin Media Finance Plc
8.38%, 10/15/19	1,549	1,758
4.88%, 02/15/22 (e)	7,469	7,637
West Corp., 7.88%, 01/15/19 (e)	5,488	5,680
Wind Acquisition Finance SA
7.25%, 02/15/18 (e) (r)	5,854	5,927
7.25%, 02/15/18 (r)	3,146	3,162
Windstream Corp., 7.75%, 10/15/20 (e)	2,333	2,520

		153,421

UTILITIES - 3.2%
AES Corp.
9.75%, 04/15/16	1,355	1,619
8.00%, 10/15/17	2,000	2,310
8.00%, 06/01/20 (e)	2,000	2,300
7.38%, 07/01/21 (e)	3,367	3,737
Calpine Corp., 7.88%, 01/15/23 (r)	5,765	6,514
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,769
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,593
Dynegy Inc. 1st Lien Term Loan
9.86%, 08/04/16 (i)	1,902	1,985
9.86%, 08/04/16 (i)	1,294	1,344
Energy Future Intermediate Holding Co. LLC,
11.75%, 03/01/22 (r)	12,333	13,690
GenOn Energy Inc.
7.88%, 06/15/17	1,500	1,657
9.50%, 10/15/18	1,143	1,349
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	888
5.00%, 05/01/18	1,898	1,988
NRG Energy Inc. 7.63%, 01/15/18 (e)	7,825	8,686

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
7.88%, 05/15/21 (e)	835	927
6.63%, 03/15/23 (e) (r)	2,054	2,198
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,149
5.63%, 07/15/22	5,818	6,266

		70,969

Total Corporate Bonds and Notes (cost $1,843,143)		1,936,580

COMMON STOCKS - 2.1%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	170	6,188
Home Interior Gift Inc. (c) (f)	429	—

		6,188

CONSUMER STAPLES - 0.3%
B&G Foods Inc.	220	6,228

ENERGY - 0.5%
BreitBurn Energy Partners LP	160	2,956
Copano Energy LLC	100	3,163
Inergy LP	95	1,728
Linn Energy LLC	80	2,819

		10,666

FINANCIALS - 0.6%
JPMorgan Chase & Co.	165	7,255
Wells Fargo & Co.	200	6,836

		14,091

HEALTH CARE - 0.2%
DaVita HealthCare Partners Inc. (c)	40	4,421

MATERIALS - 0.0%
Rock-Tenn Co. - Class A	—	15

TELECOMMUNICATION SERVICES - 0.1%
Windstream Corp. (e)	240	1,987

UTILITIES - 0.1%
Dynegy Inc. (c) (e)	85	1,633
Suburban Propane Partners LP	10	399

		2,032

Total Common Stocks (cost $38,921)		45,628

PREFERRED STOCKS - 0.9%

FINANCIALS - 0.9%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 02/06/13) (m) (r)	1	996
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	88
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (e) (m)	40	84
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	32
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,590
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e) (m)	369	10,236

Total Preferred Stocks (cost $20,087)		20,026

	Shares/Par (p)	Value
TRUST PREFERREDS - 0.2%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95	2,650
Wells Fargo Capital XII, 7.88%	18	456

Total Trust Preferreds (cost $2,880)		3,106

INVESTMENT COMPANIES - 0.3%
Eaton Vance Senior Floating-Rate Trust	150	2,395
Invesco Senior Income Trust (e)	400	2,072
PIMCO Floating Rate Strategy Fund	267	2,947

Total Investment Companies (cost $5,446)		7,414

OTHER EQUITY INTERESTS - 0.1%
Dynegy Holdings LLC, 7.75%, 06/01/19 (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (e) (u)	6,813	7,869
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (c) (d) (f) (u)	1,375	—
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	1,166
United Rentals North America Inc.
7.63%, 04/15/22 (e) (r) (u)	6,372	7,121
6.13%, 06/15/23 (e) (u)	5,000	5,275

Total Other Equity Interests (cost $19,690)		21,431

SHORT TERM INVESTMENTS - 22.7%

Investment Company - 3.9%
JNL Money Market Fund, 0.06% (a) (h)	85,733	85,733

Securities Lending Collateral - 18.8%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	414,775	414,775

Total Short Term Investments (cost $500,508)		500,508

Total Investments - 117.3% (cost $2,477,935)		2,586,236
Other Assets and Liabilities, Net - (17.3%)		(380,784)

Total Net Assets - 100.0%		$2,205,452

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 20.2%
Amazon.com Inc. (c)	443	$111,330
AutoZone Inc. (c)	63	22,187
Carmax Inc. (c)	427	16,041
Carnival Plc	348	13,522
Charter Communications Inc. - Class A (c)	74	5,657
Chipotle Mexican Grill Inc. - Class A (c)	71	21,120
D.R. Horton Inc.	600	11,858
Dollar Tree Inc. (c)	160	6,502
Fossil Inc. (c)	173	16,097
Harley-Davidson Inc.	174	8,493
Home Depot Inc.	480	29,676
Las Vegas Sands Corp.	434	20,033
Lennar Corp. - Class A (e)	350	13,546
Lowe’s Cos. Inc.	285	10,116
Marriott International Inc. - Class A	281	10,484
MGM Resorts International (c)	248	2,887
Nike Inc. - Class B	267	13,767
Prada SpA (e)	1,066	10,357
Priceline.com Inc. (c)	96	59,894
PVH Corp.	62	6,916

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Ralph Lauren Corp. - Class A	53	7,871
Ross Stores Inc.	223	12,097
Starbucks Corp.	584	31,325
Starwood Hotels & Resorts Worldwide Inc.	317	18,189
Tractor Supply Co.	56	4,948
TripAdvisor Inc. (c)	173	7,255
Walt Disney Co.	332	16,515
Yum! Brands Inc.	85	5,624

		514,307

CONSUMER STAPLES - 5.3%
Anheuser-Busch InBev NV	117	10,161
Coca-Cola Co.	402	14,587
Colgate-Palmolive Co.	116	12,169
Costco Wholesale Corp.	195	19,240
CVS Caremark Corp.	482	23,295
Monster Beverage Corp. (c)	193	10,190
Nestle SA	171	11,171
Pernod-Ricard SA	70	8,088
Philip Morris International Inc.	152	12,747
Whole Foods Market Inc.	147	13,414

		135,062

ENERGY - 4.2%
EOG Resources Inc.	176	21,307
EQT Corp.	62	3,645
FMC Technologies Inc. (c)	357	15,282
Occidental Petroleum Corp.	62	4,742
Pioneer Natural Resources Co.	80	8,474
Range Resources Corp.	324	20,370
Schlumberger Ltd.	259	17,974
Williams Cos. Inc.	481	15,761

		107,555

FINANCIALS - 5.8%
American Express Co.	566	32,528
American Tower Corp.	739	57,072
Franklin Resources Inc.	181	22,727
IntercontinentalExchange Inc. (c)	60	7,379
Invesco Ltd.	702	18,310
U.S. Bancorp	278	8,863

		146,879

HEALTH CARE - 9.3%
Alexion Pharmaceuticals Inc. (c)	180	16,858
Allergan Inc.	106	9,696
Baxter International Inc.	185	12,345
Biogen Idec Inc. (c)	156	22,895
Catamaran Corp. (c)	242	11,404
Celgene Corp. (c)	118	9,250
Covidien Plc	50	2,864
Edwards Lifesciences Corp. (c)	137	12,380
Express Scripts Holding Co. (c)	195	10,552
Gilead Sciences Inc. (c)	299	21,948
McKesson Corp.	316	30,678
Novo-Nordisk A/S	84	13,701
Onyx Pharmaceuticals Inc. (c)	77	5,778
Regeneron Pharmaceuticals Inc. (c)	67	11,393
Stryker Corp.	227	12,439
UnitedHealth Group Inc.	267	14,477
Valeant Pharmaceuticals International Inc. (c)	277	16,556

		235,214

INDUSTRIALS - 12.4%
Babcock & Wilcox Co.	224	5,871
Boeing Co.	218	16,413
Danaher Corp.	1,091	61,004
Deere & Co.	117	10,068
Fastenal Co.	750	35,036

	Shares/Par (p)	Value
FedEx Corp.	136	12,474
IHS Inc. - Class A (c)	101	9,696
JB Hunt Transport Services Inc.	203	12,097
Kansas City Southern	264	22,055
Precision Castparts Corp.	242	45,802
Roper Industries Inc.	204	22,720
Union Pacific Corp.	202	25,395
United Continental Holdings Inc. (c)	265	6,184
United Parcel Service Inc. - Class B	292	21,559
WW Grainger Inc.	41	8,237

		314,611

INFORMATION TECHNOLOGY - 34.8%
Accenture Plc - Class A	403	26,773
Akamai Technologies Inc. (c)	313	12,801
Alliance Data Systems Corp. (c)	60	8,628
Apple Inc.	453	241,303
Autodesk Inc. (c)	221	7,812
Baidu.com - ADR - Class A (c)	141	14,091
Broadcom Corp. - Class A	502	16,655
Cognizant Technology Solutions Corp. - Class A (c)	88	6,524
eBay Inc. (c)	1,191	60,744
EMC Corp. (c)	665	16,832
Facebook Inc. - Class A (c)	238	6,326
Fiserv Inc. (c)	87	6,891
Google Inc. - Class A (c)	175	124,424
Juniper Networks Inc. (c)	1,061	20,862
LinkedIn Corp. (c)	151	17,338
MasterCard Inc. - Class A	157	77,278
Nuance Communications Inc. (c)	305	6,798
QUALCOMM Inc.	1,048	64,978
Rackspace Hosting Inc. (c)	202	14,980
Red Hat Inc. (c)	298	15,766
Salesforce.com Inc. (c)	172	28,863
Samsung Electronics Co. Ltd.	8	11,795
Tencent Holdings Ltd.	271	8,901
Trimble Navigation Ltd. (c)	225	13,454
Twitter Inc. (c) (f) (q)	78	998
Visa Inc. - Class A	349	52,947

		884,762

MATERIALS - 3.4%
Ecolab Inc.	226	16,242
Praxair Inc.	410	44,908
Sherwin-Williams Co.	162	24,888

		86,038

TELECOMMUNICATION SERVICES - 3.0%
Crown Castle International Corp. (c)	1,047	75,515

Total Common Stocks (cost $1,922,666)		2,499,943

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.1%
LivingSocial, Convertible Preferred, Series F (f) (q)	154	274
Twitter Inc., Series A (c) (f) (q)	—	2
Twitter Inc., Series B (c) (f) (q)	66	838
Twitter Inc., Series C (c) (f) (q)	18	227
Twitter Inc., Series D (c) (f) (q)	30	383
Twitter Inc., Series F (c) (f) (q)	11	144
Twitter Inc., Series G-2 (c) (f) (q)	123	1,563

Total Preferred Stocks (cost $5,164)		3,431

SHORT TERM INVESTMENTS - 2.2%

Investment Companies - 1.6%
JNL Money Market Fund, 0.06% (a) (h)	2,000	2,000

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	37,257	37,257

		39,257

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	15,375	15,375

Total Short Term Investments (cost $54,632)		54,632

Total Investments - 100.7% (cost $1,982,462)		2,558,006
Other Assets and Liabilities, Net - (0.7%)		(18,222)

Total Net Assets - 100.0%		$2,539,784

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 14.9%
AutoZone Inc. (c)	49	$17,367
Carmax Inc. (c)	680	25,527
Charter Communications Inc. - Class A (c)	206	15,706
Chipotle Mexican Grill Inc. - Class A (c)	23	6,842
Choice Hotels International Inc. (e)	250	8,405
Discovery Communications Inc. - Class C (c)	145	8,483
Dollar General Corp. (c)	527	23,235
Dollar Tree Inc. (c)	293	11,884
DSW Inc. - Class A	38	2,463
Gentex Corp.	512	9,636
Harley-Davidson Inc.	244	11,917
Kohl’s Corp.	352	15,129
Liberty Interactive Corp. - Interactive Class A (c)	432	8,502
Marriott International Inc. - Class A	531	19,790
Michael Kors Holdings Ltd. (c)	101	5,154
Netflix Inc. (c) (e)	79	7,330
O’Reilly Automotive Inc. (c)	174	15,559
Panera Bread Co. - Class A (c)	54	8,577
Starbucks Corp.	84	4,504
Tesla Motors Inc. (c) (e)	66	2,235
Tim Hortons Inc.	240	11,803
TripAdvisor Inc. (c)	194	8,140
WABCO Holdings Inc. (c)	248	16,167

		264,355

CONSUMER STAPLES - 1.8%
Shoppers Drug Mart Corp. (e)	291	12,521
The Fresh Market Inc. (c)	74	3,559
TreeHouse Foods Inc. (c)	192	10,009
Whole Foods Market Inc.	73	6,667

		32,756

ENERGY - 6.3%
Consol Energy Inc.	208	6,664
EQT Corp.	341	20,112
Halcon Resources Corp. (c)	499	3,453
Laredo Petroleum Holdings Inc. (c) (e)	268	4,867
McDermott International Inc. (c)	1,203	13,257
Pioneer Natural Resources Co.	96	10,233
Range Resources Corp.	317	19,917
SM Energy Co.	341	17,803
Southwestern Energy Co. (c)	470	15,703

		112,009

FINANCIALS - 6.8%
BankUnited Inc.	293	7,161
CBOE Holdings Inc.	384	11,313

	Shares/Par (p)	Value
Charles Schwab Corp.	567	8,142
HCC Insurance Holdings Inc.	364	13,544
IntercontinentalExchange Inc. (c)	44	5,448
Jones Lang LaSalle Inc.	114	9,569
MSCI Inc. - Class A (c)	577	17,881
Progressive Corp.	624	13,166
TCF Financial Corp.	807	9,805
TD Ameritrade Holding Corp.	842	14,154
Willis Group Holdings Plc	290	9,724

		119,907

HEALTH CARE - 19.0%
Agilent Technologies Inc.	396	16,212
Alexion Pharmaceuticals Inc. (c)	144	13,509
Alkermes Plc (c)	481	8,908
Ariad Pharmaceuticals Inc. (c)	216	4,143
Bruker Corp. (c)	714	10,903
CareFusion Corp. (c)	608	17,377
Catamaran Corp. (c)	487	22,942
Cooper Cos. Inc.	117	10,820
Covance Inc. (c)	330	19,064
CR Bard Inc.	170	16,616
Cubist Pharmaceuticals Inc. (c)	96	4,038
Dentsply International Inc.	777	30,777
Edwards Lifesciences Corp. (c)	129	11,632
Elan Corp. Plc - ADR (c)	737	7,525
Henry Schein Inc. (c)	193	15,529
Hospira Inc. (c)	120	3,749
Idexx Laboratories Inc. (c)	189	17,539
Illumina Inc. (c) (e)	96	5,337
Incyte Corp. (c) (e)	222	3,687
Laboratory Corp. of America Holdings (c)	268	23,214
MEDNAX Inc. (c)	144	11,451
Mettler-Toledo International Inc. (c)	23	4,446
Onyx Pharmaceuticals Inc. (c)	96	7,251
Pharmacyclics Inc. (c)	31	1,795
Regeneron Pharmaceuticals Inc. (c)	80	13,685
Theravance Inc. (c) (e)	281	6,258
Universal Health Services Inc. - Class B	235	11,362
Valeant Pharmaceuticals International Inc. (c)	195	11,655
WellCare Health Plans Inc. (c)	123	5,989

		337,413

INDUSTRIALS - 21.5%
Acuity Brands Inc.	133	9,008
Air Lease Corp. - Class A (c) (e)	105	2,264
Alaska Air Group Inc. (c)	144	6,205
AMETEK Inc.	878	32,987
Babcock & Wilcox Co.	742	19,440
Clean Harbors Inc. (c)	145	7,976
Colfax Corp. (c) (e)	206	8,312
Equifax Inc.	243	13,151
Fastenal Co.	512	23,905
Gardner Denver Inc.	329	22,537
Hertz Global Holdings Inc. (c)	722	11,747
IDEX Corp.	438	20,380
IHS Inc. - Class A (c)	311	29,856
JB Hunt Transport Services Inc.	196	11,703
Kansas City Southern	156	13,023
Manpower Inc.	463	19,650
Pall Corp.	374	22,537
Quanta Services Inc. (c)	931	25,407
Rexnord Corp. (c) (e)	159	3,387
Roper Industries Inc.	243	27,090
Textron Inc.	981	24,319
Verisk Analytics Inc. - Class A (c)	282	14,382
Waste Connections Inc.	338	11,421

		380,687

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 20.7%
Akamai Technologies Inc. (c)	216	8,837
Altera Corp.	289	9,953
Amdocs Ltd.	634	21,550
Aruba Networks Inc. (c) (e)	212	4,399
Atmel Corp. (c)	1,721	11,273
Avago Technologies Ltd.	197	6,237
Concur Technologies Inc. (c) (e)	192	12,964
Cree Inc. (c) (e)	244	8,291
Dropbox Inc. (c) (f) (q)	42	326
FactSet Research Systems Inc. (e)	146	12,857
Fiserv Inc. (c)	340	26,870
Gartner Inc. - Class A (c)	582	26,784
Global Payments Inc.	270	12,231
Intersil Corp. - Class A	245	2,031
IPG Photonics Corp. (e)	24	1,600
JDS Uniphase Corp. (c)	1,560	21,122
LinkedIn Corp. - Class A (c)	31	3,559
Microchip Technology Inc. (e)	293	9,549
MICROS Systems Inc. (c)	193	8,191
Motorola Solutions Inc.	345	19,210
Nuance Communications Inc. (c)	713	15,914
Nvidia Corp.	382	4,695
Rackspace Hosting Inc. (c)	104	7,724
Red Hat Inc. (c)	366	19,383
SanDisk Corp. (c)	170	7,405
ServiceNow Inc. (c) (e)	227	6,817
Silicon Laboratories Inc. (c)	204	8,529
TIBCO Software Inc. (c)	386	8,496
Trimble Navigation Ltd. (c)	436	26,064
Vantiv Inc. - Class A (c)	365	7,453
Workday Inc. (c) (f) (q)	66	3,411
Workday Inc. - Class A (c) (e)	87	4,741
Xilinx Inc.	488	17,519

		365,985

MATERIALS - 3.5%
Agnico-Eagle Mines Ltd.	345	18,099
Ball Corp.	105	4,699
Celanese Corp. - Class A	218	9,707
Franco-Nevada Corp.	291	16,611
Rockwood Holdings Inc.	245	12,118

		61,234

UTILITIES - 1.4%
Calpine Corp. (c)	1,399	25,364

Total Common Stocks (cost $1,402,254)		1,699,710

PREFERRED STOCKS - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Hungry Machine Inc. (f) (q)	719	222

INFORMATION TECHNOLOGY - 0.2%
Coupon.com Inc. (f) (q)	625	1,712
Dropbox Inc., Series A (f) (q)	53	405
Dropbox Inc., Series A-1 (f) (q)	258	1,987

		4,104

Total Preferred Stocks (cost $10,310)		4,326

SHORT TERM INVESTMENTS - 9.2%

Investment Companies - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	915	915
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	62,733	62,733

		63,648

	Shares/Par (p)	Value
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	98,375	98,375

Total Short Term Investments (cost $162,023)		162,023

Total Investments - 105.3% (cost $1,574,587)		1,866,059
Other Assets and Liabilities, Net - (5.3%)		(94,469)

Total Net Assets - 100.0%		$1,771,590

JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.7%
Ally Auto Receivables Trust
0.97%, 08/17/15	$1,037	$1,040
0.57%, 08/20/15	5,990	5,996
0.99%, 11/16/15	3,495	3,516
Ally Master Owner Trust
2.15%, 01/15/16	885	899
1.01%, 02/15/17 (i)	8,000	8,069
American Express Credit Account Master Trust
0.38%, 04/17/17 (i)	3,185	3,192
0.99%, 03/15/18	2,840	2,847
1.29%, 03/15/18 (r)	3,245	3,255
1.07%, 05/15/18 (r)	770	770
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	183	184
1.61%, 10/08/15	1,895	1,905
2.33%, 03/08/16	1,935	1,968
1.17%, 05/09/16	3,140	3,158
1.55%, 07/08/16	5,165	5,229
1.73%, 02/08/17	1,710	1,735
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	697
4.62%, 07/10/43	3,200	3,205
4.67%, 07/10/43	7,804	8,484
5.73%, 05/10/45 (i)	6,510	7,458
5.63%, 07/10/46	1,860	2,128
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	880	914
REMIC, 5.20%, 12/11/38	4,560	5,226
REMIC, 5.12%, 02/11/41 (i)	1,718	1,866
REMIC, 4.67%, 06/11/41	1,050	1,138
REMIC, 5.54%, 09/11/41	1,280	1,470
REMIC, 5.75%, 09/11/42	2,564	2,766
REMIC, 5.61%, 06/11/50	672	684
REMIC, 5.70%, 06/11/50	912	968
BMW Vehicle Owner Trust, 0.76%, 08/25/15	2,360	2,368
Cabela’s Master Credit Card Trust, 1.66%, 01/16/18 (i) (r)	1,700	1,743
CarMax Auto Owner Trust
1.56%, 07/15/14	106	106
2.04%, 10/15/15	2,420	2,458
0.91%, 12/15/15	3,045	3,058
3.75%, 12/15/15	660	683
4.88%, 08/15/16	420	433
0.89%, 09/15/16	1,650	1,661
0.84%, 03/15/17	3,040	3,061
0.52%, 07/17/17	3,095	3,094
CIT Equipment Collateral, 1.10%, 08/22/16 (r)	2,000	2,005
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	186	188

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
CitiFinancial Auto Issuance Trust, 3.15%, 08/15/16 (r)	2,612	2,626
Citigroup Commercial Mortgage Trust REMIC, 5.36%, 04/15/40 (i)	1,600	1,681
CNH Equipment Trust
1.03%, 11/17/14	312	312
3.00%, 08/17/15	965	972
0.91%, 08/15/16	2,770	2,784
0.94%, 05/15/17	4,480	4,513
Commercial Mortgage Loan Trust REMIC, 6.01%, 12/10/49 (i)	120	119
Commercial Mortgage Pass-Through Certificates 1.16%, 12/10/44	323	326
REMIC, 5.36%, 07/10/37 (i)	1,300	1,377
REMIC, 5.17%, 06/10/44 (i)	560	612
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,455	1,567
DBUBS Mortgage Trust, 2.24%, 08/10/44	1,155	1,185
Discover Card Master Trust
0.86%, 09/15/15 (i)	3,090	3,093
0.56%, 08/15/16 (i)	3,570	3,580
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,223
0.85%, 01/15/15	2,385	2,396
REMIC, 1.10%, 12/15/15 (r)	735	736
REMIC, 1.50%, 03/15/17 (r)	910	911
Ford Credit Auto Owner Trust
2.42%, 11/15/14	1,597	1,611
8.14%, 02/15/16 (r)	415	440
4.05%, 10/15/16	645	679
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,947
4.20%, 02/15/17 (r)	3,120	3,350
4.99%, 02/15/17 (r)	2,230	2,369
REMIC, 1.50%, 09/15/15	3,700	3,726
Fosse Master Issuer Plc
1.72%, 10/18/54 (i) (r)	1,635	1,671
REMIC, 1.72%, 10/18/54 (i) (r)	1,375	1,396
GE Capital Credit Card Master Note Trust
2.21%, 06/15/16	3,770	3,801
1.03%, 01/15/18	2,960	2,990
GE Dealer Floorplan Master Note Trust, 0.65%, 10/20/17 (i)	5,265	5,277
GE Equipment Midticket LLC
0.94%, 07/14/14 (r)	408	408
0.78%, 09/22/20	2,390	2,396
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,130	1,135
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	513
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	911	913
Greenwich Capital Commercial Funding Corp. REMIC, 5.87%, 07/10/38 (i)	3,640	4,180
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,522
2.33%, 03/10/44 (r)	3,405	3,490
5.79%, 08/10/45 (i)	1,065	1,142
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,791
Holmes Master Issuer Plc
1.99%, 10/15/54 (i) (r)	5,210	5,334
1.89%, 10/21/54 (i) (r)	1,655	1,685
Honda Auto Receivables Owner Trust
1.34%, 03/18/14	318	318
0.56%, 05/15/16	3,185	3,189
1.98%, 05/23/16	508	510
1.55%, 08/18/17	1,695	1,725

	Shares/Par (p)	Value
HSBC Home Equity Loan Trust REMIC, 0.36%, 03/20/36 (i)	1,200	1,183
Huntington Auto Trust
1.01%, 01/15/16 (r)	2,205	2,217
0.81%, 09/15/16	4,005	4,024
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,277
0.73%, 06/15/18	4,305	4,308
REMIC, 0.72%, 03/15/16	2,325	2,333
John Deere Owner Trust, 1.32%, 05/15/14	20	20
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	1,725	1,778
4.72%, 02/11/41	300	309
5.54%, 10/12/41	1,854	2,135
4.68%, 07/15/42	626	632
5.00%, 08/15/42 (i)	2,421	2,637
5.48%, 12/12/44 (i)	1,700	1,911
1.03%, 05/15/45	461	464
1.87%, 02/15/46 (r)	1,854	1,885
1.53%, 07/15/46 (r)	2,845	2,881
JPMorgan Mortgage Trust REMIC, 3.06%, 07/25/35 (i)	311	307
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	2,795	3,089
4.57%, 01/15/31	865	898
Mercedes-Benz Auto Lease Trust
0.88%, 11/17/14	1,280	1,285
1.24%, 07/17/17 (r)	1,920	1,934
1.07%, 11/15/17	1,070	1,074
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,840
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,911
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	880	930
4.78%, 12/13/41	950	1,012
4.99%, 08/13/42	1,565	1,710
6.27%, 01/11/43 (i)	2,430	2,562
5.73%, 07/12/44 (i)	2,865	3,286
Motor Plc, 1.29%, 02/25/20 (r)	960	962
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,230
Nissan Auto Lease Trust, 0.92%, 02/16/15	3,495	3,509
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,884
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	923
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,036
RSB Bondco LLC, 5.72%, 04/01/18	4,528	4,896
SBA Tower Trust REMIC, 2.93%, 12/15/17 (r)	4,730	4,923
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	64	65
Silverstone Master Issuer Plc, 1.87%, 01/21/55 (i) (r)	2,235	2,283
SMART Trust
1.04%, 09/14/14 (r)	805	807
1.77%, 10/14/14 (r)	757	761
1.54%, 03/14/15 (r)	890	895
1.59%, 10/14/16 (r)	4,240	4,292
0.97%, 03/14/17	1,665	1,665
Structured Asset Securities Corp. REMIC, 2.81%, 09/25/33 (i)	640	631
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,445	1,451
USAA Auto Owner Trust, 2.14%, 09/15/15	823	827

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/22/15	4,572	4,595
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	727
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	834	854
Wells Fargo Mortgage Backed Securities Trust REMIC
4.71%, 06/25/34 (i)	366	375
2.70%, 04/25/35 (i)	1,946	1,966
WF-RBS Commercial Mortgage Trust, 1.61%, 06/15/44 (r)	2,211	2,247
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	2,360	2,376
World Financial Network Credit Card Master Trust, 4.66%, 05/15/17	3,640	3,721
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,280	1,288
1.06%, 11/15/17	1,365	1,372

Total Non-U.S. Government Agency Asset- Backed Securities (cost $315,137)		316,539

CORPORATE BONDS AND NOTES - 47.4%

CONSUMER DISCRETIONARY - 3.5%
CBS Corp., 1.95%, 07/01/17	1,010	1,029
CC Holdings GS V LLC, 2.38%, 12/15/17 (r)	1,385	1,392
COX Communications Inc., 5.45%, 12/15/14 (e)	967	1,055
Daimler Finance North America LLC
0.92%, 03/28/14 (i) (r)	4,845	4,855
1.88%, 09/15/14 (r)	1,710	1,738
DIRECTV Holdings LLC, 4.75%, 10/01/14	7,460	7,965
Discovery Communications LLC, 3.70%, 06/01/15	1,602	1,707
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,715
2.25%, 11/15/17	3,040	2,996
Johnson Controls Inc., 0.72%, 02/04/14 (i)	4,385	4,398
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,671
News America Inc., 5.30%, 12/15/14	4,052	4,404
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,070
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,485
TCM Sub LLC, 3.55%, 01/15/15 (r)	8,105	8,469
Thomson Reuters Corp., 5.95%, 07/15/13	2,830	2,910
Time Warner Cable Inc.
8.25%, 02/14/14	2,915	3,158
7.50%, 04/01/14	810	878
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,093
Walt Disney Co., 0.45%, 12/01/15	3,335	3,318

		71,306

CONSUMER STAPLES - 3.3%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,049
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,125	2,156
1.38%, 07/15/17 (e)	4,925	4,977
BAT International Finance Plc
8.13%, 11/15/13 (r)	6,060	6,428
1.40%, 06/05/15 (r)	2,490	2,526
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	6,825	7,123
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,838
Costco Wholesale Corp., 0.65%, 12/07/15 (e)	6,070	6,073
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,557
Kraft Foods Group Inc., 1.63%, 06/04/15 (r)	2,670	2,717
Molson Coors Brewing Co., 2.00%, 05/01/17	2,105	2,156

	Shares/Par (p)	Value
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,324
Philip Morris International Inc., 1.63%, 03/20/17 (e)	3,255	3,324
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,035
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	3,008
Walgreen Co., 4.88%, 08/01/13	8,360	8,566

		66,857

ENERGY - 7.1%
Anadarko Petroleum Corp., 6.38%, 09/15/17	4,205	5,023
Apache Corp.
6.00%, 09/15/13	4,835	5,019
1.75%, 04/15/17	970	996
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	4,510	4,760
BP Capital Markets Plc
3.63%, 05/08/14	9,050	9,420
1.38%, 11/06/17 (e)	4,445	4,449
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,987
5.70%, 05/15/17	4,010	4,724
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,602
Chevron Corp., 1.10%, 12/05/17	10,315	10,387
DCP Midstream LLC, 9.70%, 12/01/13 (r)	2,135	2,300
DCP Midstream Operating LP, 2.50%, 12/01/17	1,915	1,905
Devon Energy Corp., 1.88%, 05/15/17	1,450	1,478
Ensco Plc, 3.25%, 03/15/16	6,430	6,818
Enterprise Products Operating LLC
6.38%, 02/01/13	675	678
5.60%, 10/15/14	2,263	2,450
1.25%, 08/13/15	3,220	3,240
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	765	813
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (r)	3,545	3,806
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,671
3.50%, 03/01/16	715	764
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	826
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	2,020
Marathon Oil Corp., 0.90%, 11/01/15	3,930	3,933
Noble Corp., 5.88%, 06/01/13	500	510
Noble Holding International Ltd.
7.38%, 03/15/14	485	521
3.45%, 08/01/15	975	1,027
3.05%, 03/01/16	4,295	4,481
2.50%, 03/15/17	540	557
Occidental Petroleum Corp.
1.45%, 12/13/13	3,815	3,855
1.75%, 02/15/17	2,800	2,871
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,950
Phillips 66, 1.95%, 03/05/15 (r)	2,760	2,816
Pioneer Natural Resources Co., 5.88%, 07/15/16	4,758	5,395
Plains All American Pipeline LP, 3.95%, 09/15/15	5,514	5,941
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,105
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,239
Total Capital International SA, 0.75%, 01/25/16	4,345	4,329
TransCanada PipeLines Ltd., 0.88%, 03/02/15	1,030	1,036
Transocean Inc.
5.25%, 03/15/13	4,285	4,323
4.95%, 11/15/15	3,345	3,663
5.05%, 12/15/16	1,285	1,431
2.50%, 10/15/17 (e)	3,095	3,128
Williams Partners LP, 3.80%, 02/15/15	3,571	3,776

		143,023

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
FINANCIALS - 18.4%
ACE INA Holdings Inc., 5.60%, 05/15/15	4,280	4,751
Aflac Inc., 2.65%, 02/15/17	645	678
American Express Credit Corp., 5.13%, 08/25/14	5,450	5,839
American Honda Finance Corp.
0.43%, 04/08/14 (i) (r)	8,500	8,498
1.45%, 02/27/15 (r)	5,775	5,867
American International Group Inc.
4.25%, 09/15/14	3,740	3,940
3.00%, 03/20/15	1,215	1,264
ANZ National International Ltd., 1.85%, 10/15/15 (e) (r)	5,455	5,558
Bank of America Corp., 1.50%, 10/09/15	6,945	6,981
Bank of New York Mellon Corp., 0.70%, 10/23/15	10,155	10,117
Bank of Nova Scotia, 0.75%, 10/09/15	8,215	8,170
Barclays Bank Plc, 5.20%, 07/10/14	9,995	10,635
BB&T Corp.
5.70%, 04/30/14	2,300	2,451
1.60%, 08/15/17	1,615	1,634
Berkshire Hathaway Inc., 2.20%, 08/15/16	5,765	6,015
Boston Properties LP, 5.00%, 06/01/15	3,095	3,381
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,460
Capital One Financial Corp.
6.25%, 11/15/13	2,046	2,145
2.13%, 07/15/14 (e)	4,015	4,087
2.15%, 03/23/15	3,065	3,129
Caterpillar Financial Services Corp.
0.60%, 04/01/14 (i)	6,700	6,726
0.70%, 11/06/15	8,110	8,089
Citigroup Inc., 1.24%, 04/01/14 (i)	2,227	2,229
Commonwealth Bank of Australia
1.95%, 03/16/15	3,595	3,689
1.90%, 09/18/17	3,300	3,374
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 05/13/14 (r)	1,150	1,203
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,208
Fifth Third Bancorp
6.25%, 05/01/13	3,658	3,727
3.63%, 01/25/16	500	534
Fifth Third Bank, 4.75%, 02/01/15	250	268
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,408
2.75%, 05/15/15	3,630	3,705
3.00%, 06/12/17 (e)	2,090	2,147
Franklin Resources Inc., 1.38%, 09/15/17	1,230	1,236
General Electric Capital Corp.
1.88%, 09/16/13	1,535	1,550
0.94%, 04/07/14 (i)	3,560	3,579
2.38%, 06/30/15	5,820	6,012
Goldman Sachs Group Inc.
1.31%, 02/07/14 (i)	2,425	2,432
1.60%, 11/23/15 (e)	8,945	9,008
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,170	3,178
HSBC USA Inc.
2.38%, 02/13/15	3,225	3,317
1.63%, 01/16/18 (e)	5,475	5,480
Hyundai Capital America, 1.63%, 10/02/15 (e) (r)	1,870	1,881
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	4,245	4,565
3.50%, 09/13/17 (r)	1,725	1,822
John Deere Capital Corp., 0.41%, 10/08/14 (i)	7,265	7,268
JPMorgan Chase & Co.
1.06%, 05/02/14 (i)	3,455	3,479

	Shares/Par (p)	Value
2.00%, 08/15/17 (e)	8,560	8,744
KeyBank NA, 4.95%, 09/15/15	590	643
KeyCorp, 3.75%, 08/13/15	2,560	2,740
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,736
MetLife Institutional Funding II, 1.21%, 04/04/14 (i) (r)	5,880	5,930
Metropolitan Life Global Funding I, 1.70%, 06/29/15 (r)	4,365	4,456
Morgan Stanley, 1.92%, 01/24/14 (i)	10,660	10,729
National Bank of Canada, 1.45%, 11/07/17	8,005	8,014
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	700	705
New York Life Global Funding
2.45%, 07/14/16 (r)	5,160	5,407
1.30%, 10/30/17 (r)	2,235	2,244
Nordea Bank AB
1.75%, 10/04/13 (r)	2,795	2,821
2.13%, 01/14/14 (r)	4,045	4,084
PACCAR Financial Corp., 1.60%, 03/15/17	4,115	4,179
PNC Funding Corp., 3.63%, 02/08/15	1,978	2,094
Principal Financial Group Inc., 1.85%, 11/15/17	980	985
Principal Life Global Funding II, 1.13%, 09/18/15 (r)	3,820	3,828
Prudential Financial Inc.
2.75%, 01/14/13 (e)	490	490
5.10%, 09/20/14	2,680	2,869
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,438
Royal Bank of Canada, 0.63%, 04/17/14 (i)	6,195	6,207
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	3,019
Santander US Debt SA, 2.49%, 01/18/13 (r)	300	300
Simon Property Group LP, 4.20%, 02/01/15	540	573
SLM Corp., 4.63%, 09/25/17 (e)	6,715	6,874
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,298
State Street Corp., 0.66%, 03/07/14 (i)	2,700	2,709
Sumitomo Mitsui Banking Corp., 1.90%, 01/12/15 (e) (r)	6,225	6,349
Sun Life Financial Global Funding III LP, 0.56%, 10/06/13 (i) (r)	3,255	3,248
Toronto-Dominion Bank
0.49%, 07/26/13 (i)	2,070	2,072
0.64%, 07/14/14 (i)	2,055	2,062
Toyota Motor Credit Corp., 2.00%, 09/15/16	5,380	5,578
U.S. Bancorp, 2.20%, 11/15/16	6,490	6,762
UBS AG, 1.31%, 01/28/14 (i)	4,375	4,402
Union Bank NA, 2.13%, 06/16/17	3,630	3,733
Ventas Realty LP
3.13%, 11/30/15	4,955	5,224
2.00%, 02/15/18	1,585	1,586
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,386
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 02/07/13) (m)	425	423
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,510	3,919
Wells Fargo & Co.
1.25%, 02/13/15 (e)	5,940	5,996
2.10%, 05/08/17 (e)	3,120	3,226
Westpac Banking Corp.
2.10%, 08/02/13	3,250	3,281
1.13%, 09/25/15 (e)	5,595	5,647
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	847
4.50%, 11/10/14 (r)	3,175	3,358

		370,929

HEALTH CARE - 3.6%
AbbVie Inc., 1.20%, 11/06/15 (e) (r)	8,090	8,144
Aetna Inc., 1.50%, 11/15/17	1,045	1,047

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Agilent Technologies Inc.
2.50%, 07/15/13	3,748	3,781
6.50%, 11/01/17	4,410	5,331
Baxter International Inc., 1.85%, 01/15/17	1,295	1,335
Boston Scientific Corp., 4.50%, 01/15/15	7,795	8,286
Cardinal Health Inc.
5.50%, 06/15/13	3,460	3,532
1.90%, 06/15/17	1,760	1,793
Celgene Corp., 1.90%, 08/15/17	770	784
Express Scripts Holdings Co., 2.75%, 11/21/14 (r)	5,785	5,968
Express Scripts Inc.
6.25%, 06/15/14	865	932
3.13%, 05/15/16	1,810	1,908
Gilead Sciences Inc., 2.40%, 12/01/14 (e)	2,205	2,274
Life Technologies Corp.
3.38%, 03/01/13 (e)	4,620	4,634
3.50%, 01/15/16	1,910	2,010
McKesson Corp., 0.95%, 12/04/15	1,575	1,577
Takeda Pharmaceutical Co. Ltd., 1.03%, 03/17/15 (r)	4,355	4,372
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,545
1.88%, 11/15/16	1,535	1,581
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	4,095	4,362
1.88%, 10/01/17	2,505	2,538
WellPoint Inc.
6.00%, 02/15/14	2,525	2,672
1.25%, 09/10/15 (e)	1,680	1,693

		72,099

INDUSTRIALS - 1.7%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	3,475	3,589
Catholic Health Initiatives, 1.60%, 11/01/17	535	541
CSX Corp., 5.75%, 03/15/13	1,760	1,778
ERAC USA Finance LLC
2.75%, 07/01/13 (r)	1,890	1,910
1.40%, 04/15/16 (r)	1,460	1,470
2.75%, 03/15/17 (r)	1,475	1,540
GATX Corp., 3.50%, 07/15/16	3,365	3,508
General Electric Co., 0.85%, 10/09/15 (e)	3,720	3,733
Norfolk Southern Corp., 5.75%, 01/15/16	7,083	8,059
Roper Industries Inc.
6.63%, 08/15/13 (l)	1,435	1,486
1.85%, 11/15/17	885	884
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,937
Turlock Corp., 1.50%, 11/02/17 (r)	2,205	2,210
Waste Management Inc., 2.60%, 09/01/16	1,300	1,362

		35,007

INFORMATION TECHNOLOGY - 1.9%
Altera Corp., 1.75%, 05/15/17	1,920	1,962
Autodesk Inc., 1.95%, 12/15/17	1,585	1,577
Broadcom Corp.
1.50%, 11/01/13	1,210	1,220
2.38%, 11/01/15	1,590	1,658
Electronic Data Systems Corp., 6.00%, 08/01/13 (e) (l)	1,410	1,446
Fiserv Inc., 3.13%, 06/15/16	6,315	6,634
Hewlett-Packard Co.
2.63%, 12/09/14	2,755	2,787
2.35%, 03/15/15	1,985	1,994
Microsoft Corp., 0.88%, 11/15/17	2,235	2,223
Oracle Corp., 1.20%, 10/15/17	10,270	10,301
Xerox Corp.
5.65%, 05/15/13	3,935	4,002
1.13%, 05/16/14 (i)	1,230	1,227

	Shares/Par (p)	Value
2.95%, 03/15/17 (e)	575	590

		37,621

MATERIALS - 2.2%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,054
ArcelorMittal, 5.38%, 06/01/13	2,620	2,646
Barrick Gold Corp.
6.13%, 09/15/13	4,100	4,253
1.75%, 05/30/14	1,899	1,926
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15	6,085	6,130
CRH America Inc., 5.30%, 10/15/13	980	1,012
Dow Chemical Co., 2.50%, 02/15/16	5,115	5,314
Eastman Chemical Co., 2.40%, 06/01/17 (e)	1,930	1,994
International Paper Co., 5.30%, 04/01/15	2,425	2,633
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,318
Rock-Tenn Co., 3.50%, 03/01/20 (r)	3,250	3,336
Sherwin-Williams Co., 1.35%, 12/15/17	8,540	8,521
Teck Resources Ltd., 2.50%, 02/01/18	925	944

		45,081

TELECOMMUNICATION SERVICES - 2.5%
America Movil SAB de CV
3.63%, 03/30/15 (e)	1,580	1,675
2.38%, 09/08/16	2,565	2,666
American Tower Corp., 4.63%, 04/01/15	6,085	6,468
AT&T Inc.
0.88%, 02/13/15 (e)	2,640	2,653
1.70%, 06/01/17	3,385	3,433
British Telecommunications Plc
5.15%, 01/15/13	2,565	2,570
1.43%, 12/20/13 (i)	2,155	2,173
CC Holdings GS V LLC, 7.75%, 05/01/17 (r)	1,280	1,359
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,098
Rogers Cable Inc., 6.25%, 06/15/13	1,565	1,605
Rogers Wireless Communications Inc., 6.38%, 03/01/14	1,900	2,024
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,608
Telefonica Emisiones SAU
5.86%, 02/04/13 (e)	2,190	2,196
2.58%, 04/26/13 (e)	4,340	4,355
Vivendi SA, 2.40%, 04/10/15 (e) (r)	2,490	2,540
Vodafone Group Plc, 1.25%, 09/26/17	5,600	5,583

		51,006

UTILITIES - 3.2%
Alabama Power Co., 0.55%, 10/15/15	1,935	1,930
Appalachian Power Co., 3.40%, 05/24/15	455	481
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,512
1.95%, 09/01/16	1,095	1,130
Dominion Resources Inc.
2.25%, 09/01/15	1,275	1,321
1.95%, 08/15/16	1,465	1,506
1.40%, 09/15/17	4,295	4,296
DTE Energy Co.
1.01%, 06/03/13 (i)	2,210	2,214
7.63%, 05/15/14	2,617	2,857
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,221
1.63%, 08/15/17	1,440	1,444
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,610
Georgia Power Co., 1.30%, 09/15/13	3,060	3,078
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,925

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,383
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,960
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,911
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,068
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,329
NiSource Finance Corp.
6.15%, 03/01/13	616	621
5.40%, 07/15/14	2,295	2,446
Northeast Utilities, 5.65%, 06/01/13	3,775	3,853
Ohio Power Co., 5.75%, 09/01/13	5,375	5,561
Progress Energy Inc., 6.05%, 03/15/14	875	929
PSEG Power LLC
2.50%, 04/15/13	2,535	2,550
2.75%, 09/15/16	1,215	1,264
Sempra Energy, 1.07%, 03/15/14 (i)	4,435	4,458
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,384
Southern Co., 1.95%, 09/01/16 (e)	1,370	1,412

		63,654

Total Corporate Bonds and Notes (cost $943,348)		956,583

GOVERNMENT AND AGENCY OBLIGATIONS - 27.6%

GOVERNMENT SECURITIES - 10.4%

Federal Home Loan Bank - 1.2% (w)
Federal Home Loan Bank, 0.50%, 11/20/15	25,075	25,169

Federal Home Loan Mortgage Corp. - 0.9% (w)
Federal Home Loan Mortgage Corp.
0.88%, 10/28/13	11,915	11,983
0.50%, 04/17/15	6,260	6,286

		18,269

Federal National Mortgage Association - 2.2% (w)
Federal National Mortgage Association
1.00%, 09/23/13	4,415	4,441
0.75%, 12/19/14	13,110	13,226
0.50%, 07/02/15	3,425	3,437
0.88%, 08/28/17 - 10/26/17	22,395	22,466

		43,570

Treasury Inflation Index Securities - 3.8%
Mexican Government Inflation Indexed Bond, 3.50%, 12/14/17 (s), MXN	22,348	1,918
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	56,839	57,754
2.00%, 07/15/14 (n)	6,078	6,414
0.50%, 04/15/15 (n)	10,028	10,464

		76,550

U.S. Treasury Securities - 2.3%
U.S. Treasury Note
0.25%, 09/30/14	25,425	25,431
1.50%, 07/31/16	7,665	7,948
1.00%, 08/31/16	12,615	12,855

		46,234

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.2%

Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 05/01/26	2,090	2,211
5.00%, 10/01/17 - 12/01/23	5,641	6,053
4.50%, 04/01/18 - 08/01/25	1,671	1,779
5.50%, 10/01/19 - 07/01/20	960	1,042
2.41%, 09/01/33 (i)	161	171
2.88%, 09/01/33 (i)	28	30
2.28%, 10/01/34 (i)	70	74

	Shares/Par (p)	Value
2.38%, 11/01/34 (i)	136	145
2.90%, 11/01/34 (i)	48	51
2.91%, 11/01/34 (i)	71	76
2.97%, 11/01/34 (i)	37	39
2.57%, 01/01/35 (i)	72	76
2.23%, 02/01/35 (i)	71	76
2.37%, 02/01/35 (i)	133	143
2.63%, 02/01/35 (i)	84	89
2.67%, 02/01/35 (i)	42	45
2.68%, 02/01/35 - 02/01/35 (i)	138	146
2.87%, 02/01/35 (i)	75	79
2.76%, 06/01/35 (i)	758	807
2.59%, 09/01/35 (i)	887	945
2.83%, 10/01/35 (i)	514	545
2.73%, 11/01/35 (i)	298	317
2.71%, 03/01/36 (i)	513	549
6.00%, 11/01/37	2,815	3,063
REMIC, 5.00%, 10/15/21	649	686
REMIC, 0.66%, 05/15/36 (i)	592	598
REMIC, 0.71%, 08/15/41 - 07/15/42 (i)	10,894	11,009

		30,844

Federal National Mortgage Association - 14.0%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	61,689	67,236
5.00%, 07/01/19 - 07/01/41	25,216	27,395
4.50%, 12/01/20 - 10/01/26	51,420	55,620
4.00%, 02/01/25 - 12/01/26	29,581	31,733
3.50%, 12/01/25 - 01/01/27	34,278	36,382
3.00%, 07/01/27 - 09/01/27	16,530	17,472
2.50%, 09/01/27 - 10/01/27	14,825	15,527
2.73%, 03/01/33 - 03/01/36 (i)	296	315
2.13%, 06/01/33 - 08/01/35 (i)	1,260	1,318
2.34%, 06/01/33 (i)	578	609
2.36%, 07/01/33 (i)	45	48
3.00%, 09/01/33 (i)	5	5
2.35%, 12/01/33 (i)	653	695
2.55%, 12/01/33 (i)	2	2
2.43%, 04/01/34 (i)	14	15
2.64%, 04/01/34 (i)	5,464	5,803
2.62%, 10/01/34 (i)	24	26
2.49%, 11/01/34 - 03/01/35 (i)	881	945
2.53%, 11/01/34 - 01/01/35 (i)	33	36
2.78%, 11/01/34 (i)	160	171
2.52%, 12/01/34 - 05/01/35 (i)	1,115	1,176
2.57%, 01/01/35 - 11/01/35 (i)	911	965
2.66%, 01/01/35 (i)	105	111
2.32%, 02/01/35 (i)	220	233
2.60%, 02/01/35 (i)	51	54
1.95%, 04/01/35 (i)	473	495
2.93%, 04/01/35 (i)	162	171
3.11%, 04/01/35 (i)	408	429
2.79%, 05/01/35 (i)	86	92
2.42%, 06/01/35 (i)	742	795
2.69%, 06/01/35 (i)	581	620
2.30%, 07/01/35 (i)	477	509
2.94%, 07/01/35 (i)	522	558
2.67%, 08/01/35 (i)	601	638
2.70%, 11/01/35 (i)	319	339
2.17%, 02/01/36 (i)	987	1,044
2.68%, 02/01/36 (i)	456	487
2.86%, 03/01/36 (i)	696	741
6.00%, 04/01/36 - 05/01/37	921	1,009
REMIC, 5.00%, 08/25/19 - 11/25/21	3,841	4,098
REMIC, 0.66%, 07/25/42 (i)	6,075	6,112

		282,029

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Government National Mortgage Association - 1.7%
Government National Mortgage Association
7.00%, 12/15/17	393	412
5.50%, 07/15/20	197	212
2.50%, 09/20/27	3,958	4,185
3.00%, 09/20/27	9,753	10,433
REMIC, 2.00%, 06/16/42	6,850	7,036
REMIC, 0.66%, 07/16/42 (i)	12,158	12,252

		34,530

Total Government and Agency Obligations (cost $552,419)		557,195

SHORT TERM INVESTMENTS - 9.5%

Certificates of Deposit - 0.2%
Svenska Handelsbanken AB, 0.76%, 03/18/13 (i)	4,200	4,204

Investment Companies - 8.0%
JNL Money Market Fund, 0.06% (a) (h)	9,133	9,133
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	153,386	153,386

		162,519

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	26,516	26,516

Total Short Term Investments (cost $193,235)		193,239

Total Investments - 100.2% (cost $2,004,139)		2,023,556
Other Assets and Liabilities, Net - (0.2%)		(4,464)

Total Net Assets - 100.0%		$2,019,092

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 97.8%

CONSUMER DISCRETIONARY - 8.6%
Apollo Group Inc. - Class A (c)	161	$3,370
Cablevision Systems Corp. - Class A	179	2,676
Carnival Corp.	435	15,995
Charter Communications Inc. - Class A (c)	71	5,428
Comcast Corp. - Class A	147	5,487
Comcast Corp. - Special Class A	328	11,785
Discovery Communications Inc. - Class C (c)	107	6,248
General Motors Co. (c)	557	16,044
Kohl’s Corp.	357	15,348
Lowe’s Cos. Inc.	259	9,207
Time Warner Cable Inc.	140	13,597
Time Warner Inc.	146	6,974
TRW Automotive Holdings Corp. (c)	280	15,016
Walt Disney Co.	137	6,836

		134,011

CONSUMER STAPLES - 5.7%
Archer-Daniels-Midland Co.	303	8,291
Avon Products Inc.	572	8,208
Dr. Pepper Snapple Group Inc.	239	10,577
Energizer Holdings Inc.	99	7,910
Kellogg Co.	192	10,712
PepsiCo Inc.	132	9,026
Procter & Gamble Co.	486	32,974
Wal-Mart Stores Inc.	23	1,549

		89,247

ENERGY - 9.3%
Anadarko Petroleum Corp.	36	2,668

	Shares/Par (p)	Value
Apache Corp.	161	12,599
Chevron Corp.	209	22,612
Consol Energy Inc.	233	7,473
ENI SpA	51	1,250
Newfield Exploration Co. (c)	200	5,364
Phillips 66	421	22,360
Pioneer Natural Resources Co.	98	10,483
Southwestern Energy Co. (c)	166	5,533
Spectra Energy Corp.	434	11,875
Valero Energy Corp.	733	25,024
Williams Cos. Inc.	553	18,099

		145,340

FINANCIALS - 23.2%
Allstate Corp.	288	11,549
American Express Co.	92	5,294
Ameriprise Financial Inc.	135	8,474
Assured Guaranty Ltd.	496	7,058
Bank of America Corp.	3,151	36,553
Capital One Financial Corp.	213	12,316
CIT Group Inc. (c)	181	6,986
Goldman Sachs Group Inc.	12	1,505
Invesco Ltd.	334	8,704
JPMorgan Chase & Co.	1,406	61,804
Lazard Ltd. - Class A	161	4,804
Marsh & McLennan Cos. Inc.	143	4,936
MetLife Inc.	889	29,274
Moody’s Corp.	302	15,217
Morgan Stanley	952	18,204
PNC Financial Services Group Inc.	205	11,930
Progressive Corp.	255	5,372
Regions Financial Corp.	315	2,241
SLM Corp.	619	10,610
St. Joe Co. (c) (e)	70	1,618
State Street Corp.	183	8,593
SunTrust Banks Inc.	522	14,810
TD Ameritrade Holding Corp.	322	5,411
Travelers Cos. Inc.	123	8,827
U.S. Bancorp	723	23,105
Wells Fargo & Co.	410	14,007
Weyerhaeuser Co.	348	9,689
XL Group Plc	577	14,460

		363,351

HEALTH CARE - 17.7%
Agilent Technologies Inc.	242	9,907
Amgen Inc.	174	14,994
CIGNA Corp.	178	9,521
Covidien Plc	275	15,850
HCA Holdings Inc.	92	2,765
Johnson & Johnson	604	42,326
Merck & Co. Inc.	1,234	50,500
Pfizer Inc.	3,089	77,475
Quest Diagnostics Inc.	133	7,767
Thermo Fisher Scientific Inc.	446	28,446
UnitedHealth Group Inc.	225	12,199
WellPoint Inc.	105	6,378

		278,128

INDUSTRIALS - 9.8%
3M Co.	122	11,346
Boeing Co.	306	23,075
Canadian Pacific Railway Ltd.	22	2,185
CSX Corp.	224	4,416
Emerson Electric Co.	227	12,043
General Electric Co.	1,231	25,832
Honeywell International Inc.	337	21,383
Ingersoll-Rand Plc	102	4,878

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Raytheon Co.	108	6,205
Union Pacific Corp.	16	2,012
United Continental Holdings Inc. (c)	744	17,397
United Technologies Corp.	283	23,225

		153,997

INFORMATION TECHNOLOGY - 7.0%
Cisco Systems Inc.	1,436	28,225
Corning Inc.	380	4,791
Dell Inc.	705	7,144
Micron Technology Inc. (c)	1,205	7,649
Microsoft Corp.	104	2,780
Oracle Corp.	429	14,294
TE Connectivity Ltd.	114	4,246
Texas Instruments Inc.	929	28,756
Visa Inc. - Class A	80	12,111

		109,996

MATERIALS - 6.2%
Celanese Corp. - Class A	410	18,240
Crown Holdings Inc. (c)	206	7,564
International Paper Co.	718	28,601
LyondellBasell Industries NV	478	27,300
Owens-Illinois Inc. (c)	252	5,354
Potash Corp. of Saskatchewan Inc.	255	10,380

		97,439

TELECOMMUNICATION SERVICES - 3.4%
AT&T Inc.	1,424	48,003
Vodafone Group Plc	2,289	5,763

		53,766

UTILITIES - 6.9%
AES Corp.	1,922	20,568
American Electric Power Co. Inc.	179	7,648
CenterPoint Energy Inc.	308	5,933
Entergy Corp.	236	15,058
Exelon Corp.	517	15,367
MDU Resources Group Inc.	690	14,645
NRG Energy Inc.	1,067	24,525
PG&E Corp.	91	3,648

		107,392

Total Common Stocks (cost $1,372,575)		1,532,667

PREFERRED STOCKS - 0.2%

FINANCIALS - 0.2%
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	21	2,900

Total Preferred Stocks (cost $3,057)		2,900

SHORT TERM INVESTMENTS - 2.1%

Investment Companies - 2.0%
JNL Money Market Fund, 0.06% (a) (h)	1,646	1,646
T. Rowe Price Reserves Investment Fund, 0.12% (a) (h)	29,329	29,329

		30,975

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	1,483	1,483

Total Short Term Investments (cost $32,458)		32,458

Total Investments - 100.1% (cost $1,408,090)		1,568,025
Other Assets and Liabilities, Net - (0.1%)		(1,398)

Total Net Assets - 100.0%		$1,566,627

	Shares/Par (p)	Value
JNL/WMC Balanced Fund

COMMON STOCKS - 65.7%

CONSUMER DISCRETIONARY - 7.4%
Comcast Corp. - Class A	963	$35,990
Ford Motor Co.	1,345	17,419
J.C. Penney Co. Inc. (e)	160	3,155
Johnson Controls Inc.	287	8,810
Lowe’s Cos. Inc.	588	20,872
Mattel Inc.	422	15,470
Omnicom Group Inc.	266	13,270
Target Corp.	317	18,774
Time Warner Inc.	534	25,526
Walt Disney Co.	375	18,693

		177,979

CONSUMER STAPLES - 5.6%
CVS Caremark Corp.	447	21,593
General Mills Inc.	405	16,382
PepsiCo Inc.	462	31,628
Philip Morris International Inc.	257	21,526
Procter & Gamble Co.	373	25,353
Unilever NV - ADR	458	17,536

		134,018

ENERGY - 7.9%
Anadarko Petroleum Corp.	353	26,256
Baker Hughes Inc.	341	13,924
BP Plc - ADR	391	16,289
Cameco Corp.	371	7,309
Chevron Corp.	323	34,975
EnCana Corp.	383	7,560
Exxon Mobil Corp.	674	58,301
Occidental Petroleum Corp.	268	20,537
Ultra Petroleum Corp. (c) (e)	293	5,304

		190,455

FINANCIALS - 13.0%
ACE Ltd.	329	26,225
American International Group Inc. (c)	266	9,373
Ameriprise Financial Inc.	334	20,928
BB&T Corp.	604	17,590
BlackRock Inc.	99	20,363
Citigroup Inc.	247	9,782
JPMorgan Chase & Co.	1,300	57,174
Marsh & McLennan Cos. Inc.	231	7,949
MetLife Inc.	341	11,227
PNC Financial Services Group Inc.	462	26,943
Principal Financial Group Inc.	480	13,699
Prudential Financial Inc.	298	15,880
Rayonier Inc.	257	13,342
Wells Fargo & Co.	1,785	60,997

		311,472

HEALTH CARE - 9.8%
Cardinal Health Inc.	485	19,958
Eli Lilly & Co.	545	26,892
Johnson & Johnson	623	43,689
Medtronic Inc.	647	26,528
Merck & Co. Inc.	1,304	53,387
Pfizer Inc.	2,073	51,989
Teva Pharmaceutical Industries Ltd. - ADR	338	12,612

		235,055

INDUSTRIALS - 7.0%
Avery Dennison Corp.	233	8,146
Boeing Co.	144	10,875
Deere & Co.	237	20,441

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Eaton Corp. Plc	298	16,177
FedEx Corp.	202	18,533
General Dynamics Corp.	117	8,125
General Electric Co.	958	20,110
Honeywell International Inc.	344	21,823
Raytheon Co.	21	1,215
Siemens AG - ADR	93	10,209
United Continental Holdings Inc. (c)	602	14,069
United Parcel Service Inc. - Class B	202	14,921
Waste Management Inc.	64	2,145

		166,789

INFORMATION TECHNOLOGY - 8.9%
Accenture Plc - Class A	159	10,593
Automatic Data Processing Inc.	210	11,970
Avnet Inc. (c)	423	12,949
Cisco Systems Inc.	903	17,753
Corning Inc.	831	10,492
eBay Inc. (c)	264	13,451
Intel Corp.	930	19,182
International Business Machines Corp.	208	39,891
Microsoft Corp.	1,049	28,034
Oracle Corp.	438	14,589
QUALCOMM Inc.	167	10,345
Texas Instruments Inc.	537	16,614
Yahoo! Inc. (c)	422	8,403

		214,266

MATERIALS - 1.9%
Air Products & Chemicals Inc.	166	13,948
Barrick Gold Corp.	262	9,186
Dow Chemical Co.	700	22,618

		45,752

TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.	1,208	40,705

UTILITIES - 2.5%
Dominion Resources Inc.	412	21,333
Edison International	244	11,004
Exelon Corp.	413	12,269
Xcel Energy Inc.	590	15,752

		60,358

Total Common Stocks (cost $1,395,614)		1,576,849

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	278
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,037
1.54%, 09/15/19	3,690	3,703
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	472
1.23%, 09/08/16	470	475
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,396
Banc of America Commercial Mortgage Inc. REMIC, 5.19%, 09/10/47 (i)	1,200	1,337
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.57%, 04/12/38 (i)	168	191
5.20%, 12/11/38	780	894
5.45%, 03/11/39 (i)	915	1,032
5.54%, 09/11/41	600	689
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	909
Commercial Mortgage Pass-Through
Certificates REMIC, 3.15%, 08/15/45	885	934

	Shares/Par (p)	Value
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 04/19/22	250	279
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,571	2,781
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,586
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	971
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.71%, 09/11/38 (i)	540	618
5.54%, 10/12/41	545	628
5.48%, 12/12/44 (i)	225	253
Marriott Vacation Club Owner Trust, 5.36%, 10/20/28 (r)	14	14
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	552
5.68%, 05/12/39 (i)	900	1,032
Morgan Stanley Capital I Trust REMIC, 5.65%, 06/11/42 (i)	200	237
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	581
SBA Tower Trust 4.25%, 04/15/15 (r)	420	441
REMIC, 2.93%, 12/15/17 (r)	1,155	1,202
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	206	239
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	684

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,948)		27,445

CORPORATE BONDS AND NOTES - 7.3%

CONSUMER DISCRETIONARY - 1.3%
Amazon.com Inc., 2.50%, 11/29/22	1,265	1,247
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,085
3.70%, 04/15/22	495	520
CBS Corp.
5.75%, 04/15/20	805	964
4.30%, 02/15/21	525	579
3.38%, 03/01/22 (e)	3,305	3,436
Comcast Corp.
6.50%, 01/15/17	750	905
5.65%, 06/15/35	165	194
6.50%, 11/15/35	165	212
6.55%, 07/01/39	375	492
4.65%, 07/15/42 (e)	1,125	1,186
COX Communications Inc., 4.70%, 12/15/42 (e) (r)	215	219
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,455
2.25%, 07/31/19 (r)	1,580	1,592
8.50%, 01/18/31 (e)	300	467
DIRECTV Holdings LLC
3.13%, 02/15/16	900	943
6.38%, 03/01/41	725	839
5.15%, 03/15/42	1,300	1,315
Discovery Communications LLC, 4.95%, 05/15/42	195	208
Grupo Televisa SAB, 6.63%, 01/15/40	375	478
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	760
Johnson Controls Inc., 3.75%, 12/01/21 (e)	1,000	1,063
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	575
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,792
News America Inc., 4.50%, 02/15/21 (e)	850	971

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Time Warner Cable Inc.
5.85%, 05/01/17	270	319
5.00%, 02/01/20	1,500	1,747
4.50%, 09/15/42	525	512
Time Warner Inc.
4.88%, 03/15/20	500	584
4.75%, 03/29/21	450	517
6.25%, 03/29/41	500	617
Viacom Inc.
2.50%, 12/15/16	1,100	1,147
4.38%, 03/15/43 (r)	951	936

		29,876

CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.75%, 05/05/21	1,148	1,301
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	893
5.38%, 01/15/20	170	207
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	2,027
CVS Caremark Corp., 5.75%, 06/01/17	120	144
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	260
Heineken NV
2.75%, 04/01/23 (r)	185	182
4.00%, 10/01/42 (e) (r)	40	39
Kellogg Co., 4.00%, 12/15/20	1,300	1,448
Kraft Foods Group Inc.
2.25%, 06/05/17 (r)	375	388
3.50%, 06/06/22 (e) (r)	760	811
5.00%, 06/04/42 (r)	410	461
Molson Coors Brewing Co.
2.00%, 05/01/17	40	41
3.50%, 05/01/22	215	227
5.00%, 05/01/42	550	616
Mondelez International Inc., 5.38%, 02/10/20	1,000	1,207
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,929
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	746
4.95%, 01/15/42 (r)	200	227
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,557
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	957

		16,668

ENERGY - 0.3%
BP Capital Markets Plc
4.75%, 03/10/19 (e)	675	783
3.25%, 05/06/22	1,000	1,053
EOG Resources Inc., 5.63%, 06/01/19	190	233
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	767
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	91
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	1,076
Shell International Finance BV
3.10%, 06/28/15	400	424
4.38%, 03/25/20	675	783
Statoil ASA, 5.25%, 04/15/19	215	258
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	1,088

		6,556

FINANCIALS - 3.3%
Ace Capital Trust II, 9.70%, 04/01/30	525	761
American Express Centurion Bank, 6.00%, 09/13/17	850	1,028
American Express Credit Corp.
2.75%, 09/15/15	500	524

	Shares/Par (p)	Value
2.38%, 03/24/17 (e)	1,025	1,072
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,043
Ameriprise Financial Inc., 5.30%, 03/15/20	170	201
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	501
AXA SA, 8.60%, 12/15/30 (e)	425	533
Bank of America Corp.
6.50%, 08/01/16	2,000	2,310
5.42%, 03/15/17	700	767
7.63%, 06/01/19	800	1,024
5.70%, 01/24/22 (e)	1,000	1,203
5.88%, 02/07/42	300	374
Bank of Montreal, 2.50%, 01/11/17	2,650	2,778
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	597
Bank of Nova Scotia, 3.40%, 01/22/15	625	659
Barclays Bank Plc, 6.75%, 05/22/19	320	391
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	1,300	1,364
Capital One Financial Corp.
2.15%, 03/23/15	895	914
4.75%, 07/15/21 (e)	1,500	1,730
CDP Financial, 4.40%, 11/25/19 (r)	600	690
Citigroup Inc.
5.50%, 10/15/14	515	552
4.59%, 12/15/15 (e)	535	584
5.85%, 08/02/16 (e)	1,300	1,486
4.45%, 01/10/17 (e)	1,000	1,108
6.13%, 05/15/18	245	294
8.50%, 05/22/19	400	538
8.13%, 07/15/39	115	172
5.88%, 01/30/42	165	204
Comerica Inc., 3.00%, 09/16/15	95	100
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	786
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	766
Credit Suisse New York, 3.50%, 03/23/15	345	364
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	527
Discover Financial Services, 6.45%, 06/12/17 (e)	90	105
Eaton Vance Corp., 6.50%, 10/02/17 (e)	160	193
ERP Operating LP, 4.75%, 07/15/20	765	860
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	227
General Electric Capital Corp.
5.63%, 09/15/17	1,700	2,006
4.63%, 01/07/21 (e)	1,000	1,134
4.65%, 10/17/21	500	571
3.15%, 09/07/22 (e)	2,840	2,902
Goldman Sachs Group Inc.
5.35%, 01/15/16 (e)	900	995
5.63%, 01/15/17	1,350	1,481
5.75%, 01/24/22 (e)	1,445	1,708
6.25%, 02/01/41	940	1,153
HCP Inc., 6.00%, 01/30/17	365	419
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	1,002
HSBC Bank USA NA, 5.88%, 11/01/34 (e)	250	293
HSBC Holdings Plc
4.00%, 03/30/22	870	953
6.10%, 01/14/42 (e)	1,200	1,597
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,436
ING Bank NV
2.00%, 10/18/13 (e) (r)	1,850	1,858
3.75%, 03/07/17 (r)	1,600	1,700
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,899
6.30%, 04/23/19	475	586

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
6.40%, 05/15/38	425	570
5.40%, 01/06/42 (e)	540	651
Kimco Realty Corp., 5.78%, 03/15/16	345	387
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	593
Liberty Property LP, 6.63%, 10/01/17	225	269
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	662
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	177
MetLife Inc., 4.13%, 08/13/42 (e)	265	265
Metropolitan Life Global Funding I, 2.50%, 09/29/15 (r)	1,200	1,252
Morgan Stanley
6.00%, 05/13/14	298	316
5.45%, 01/09/17	1,000	1,107
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (e)	1,000	1,202
3.05%, 02/15/22	445	467
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	362
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	528
PNC Funding Corp., 5.40%, 06/10/14	525	560
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,118
Prudential Financial Inc.
5.50%, 03/15/16	425	480
6.00%, 12/01/17	450	540
Realty Income Corp.
6.75%, 08/15/19	355	439
5.75%, 01/15/21	335	393
Simon Property Group LP
4.20%, 02/01/15 (e)	600	636
6.10%, 05/01/16	325	375
Sovereign Bank, 8.75%, 05/30/18	450	530
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	279
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	740
2.88%, 04/04/17	2,000	2,113
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,073
U.S. Bank NA, 4.95%, 10/30/14	450	484
UBS AG, 4.88%, 08/04/20	1,700	1,975
Wachovia Corp.
5.25%, 08/01/14	500	533
5.75%, 06/15/17 (e)	1,500	1,777
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	431
Wells Fargo & Co., 3.50%, 03/08/22 (e)	2,015	2,149

		79,456

HEALTH CARE - 0.5%
Aetna Inc., 1.75%, 05/15/17	55	56
Amgen Inc., 5.15%, 11/15/41	1,200	1,350
Express Scripts Holdings Co., 2.65%, 02/15/17	1,897	1,972
Express Scripts Inc., 6.25%, 06/15/14	160	172
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	487
2.85%, 05/08/22	1,255	1,303
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	248
4.88%, 04/01/42	455	517
Pfizer Inc., 6.20%, 03/15/19	700	885
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	934
Sanofi SA, 4.00%, 03/29/21	1,025	1,168
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	146
UnitedHealth Group Inc.
3.88%, 10/15/20	600	665
4.63%, 11/15/41	1,040	1,110
WellPoint Inc.
4.35%, 08/15/20 (e)	1,000	1,104
3.30%, 01/15/23 (e)	290	298

		12,415

	Shares/Par (p)	Value
INDUSTRIALS - 0.3%
Cargill Inc., 4.31%, 05/14/21 (r)	517	570
Deere & Co., 4.38%, 10/16/19	185	214
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	379
2.75%, 03/15/17 (r)	340	355
4.50%, 08/16/21 (r)	620	676
3.30%, 10/15/22 (r)	120	122
5.63%, 03/15/42 (r)	1,200	1,329
FedEx Corp., 2.63%, 08/01/22	190	189
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	976
Penske Truck Leasing Co. LP, 2.50%, 07/11/14 (r)	276	279
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	782
Southwest Airlines Co., 5.75%, 12/15/16	500	565
United Technologies Corp., 3.10%, 06/01/22	225	238

		6,674

INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 4.45%, 01/15/20	500	580
Dell Inc., 5.88%, 06/15/19 (e)	460	530
eBay Inc., 2.60%, 07/15/22 (e)	715	722
Hewlett-Packard Co.
3.75%, 12/01/20	1,000	969
4.30%, 06/01/21 (e)	1,000	991
Oracle Corp., 6.13%, 07/08/39	500	667
Xerox Corp.
8.25%, 05/15/14	345	376
6.75%, 02/01/17	75	87
6.35%, 05/15/18 (e)	50	58
5.63%, 12/15/19 (e)	30	34

		5,014

MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41	210	252

TELECOMMUNICATION SERVICES - 0.3%
America Movil SAB de CV
3.13%, 07/16/22	400	407
4.38%, 07/16/42 (e)	330	343
AT&T Inc.
6.80%, 05/15/36	150	200
6.55%, 02/15/39	155	204
BellSouth Corp., 6.55%, 06/15/34	300	360
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	86
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	508
8.75%, 06/15/30 (l)	275	412
4.88%, 03/06/42 (r)	705	752
France Telecom SA, 4.13%, 09/14/21 (e)	250	275
SBC Communications, 6.45%, 06/15/34	480	610
Verizon Communications Inc.
3.50%, 11/01/21 (e)	735	804
4.75%, 11/01/41 (e)	265	301
Verizon Global Funding Corp., 7.75%, 12/01/30	500	732
Virgin Media Secured Finance Plc, 5.25%, 01/15/21 (e)	460	537
Vodafone Group Plc, 5.45%, 06/10/19	600	729

		7,260

UTILITIES - 0.4%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	221
Atmos Energy Corp., 6.35%, 06/15/17	385	466
Colorado Public Service Co., 5.13%, 06/01/19	500	602

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	288
Duke Energy Carolinas LLC, 4.30%, 06/15/20 (e)	875	998
Enel Finance International NV, 6.80%, 09/15/37 (r)	235	245
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,799
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	639
MidAmerican Energy Co., 6.13%, 04/01/36	350	442
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	434
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	359
Pennsylvania Electric Co., 5.20%, 04/01/20	600	692
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	82
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	240
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	137
5.35%, 05/15/40 (e)	800	1,019
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	770
Southern California Edison Co., 5.55%, 01/15/37	500	621

		10,054

Total Corporate Bonds and Notes (cost $158,515)		174,225

GOVERNMENT AND AGENCY OBLIGATIONS - 28.4%

GOVERNMENT SECURITIES - 16.4%

Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,070

Municipals - 0.8%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,350
City of Chicago O’Hare International Airport, RB, 6.85%, 01/01/38	700	815
City Public Service Board of San Antonio Texas, RB, 5.99%, 02/01/39	135	176
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	890	1,206
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	715
Irvine Ranch Water District Joint Powers Agency, 2.61%, 03/15/14	545	559
Los Angeles Unified School District, 5.75%, 07/01/34	800	959
Maryland Transportation Authority, 5.89%, 07/01/43	270	359
Massachusetts School Building Authority, 5.72%, 08/15/39	500	645
Metropolitan Transportation Authority
7.34%, 11/15/39	75	110
6.09%, 11/15/40	405	518
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,040
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,050
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,147
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	496
Oregon State Department of Transportation, 5.83%, 11/15/34	255	334
Port Authority of New York & New Jersey, GO
5.86%, 12/01/24	180	230
6.04%, 12/01/29	105	133

	Shares/Par (p)	Value
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	2,500	2,468
State of California
7.55%, 04/01/39	200	288
7.63%, 03/01/40	400	578
State of Utah, 3.29%, 07/01/20	1,000	1,093
University of California, 6.58%, 05/15/49	370	483
University of California Build America Bond, 5.77%, 05/15/43	615	758
University of Missouri, 5.96%, 11/01/39	360	470

		17,980

Sovereign - 0.2%
Financing Corp. Fico, 4.49%, 12/06/13 - 12/27/13	495	492
Province of Ontario, Canada, 4.00%, 10/07/19	550	631
Resolution Funding Corp., 3.88%, 04/15/14	2,550	2,536
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,082

		5,741

U.S. Treasury Securities - 15.2%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,427
4.38%, 11/15/39	2,138	2,782
4.63%, 02/15/40	3,830	5,175
4.25%, 11/15/40	2,100	2,681
2.75%, 11/15/42	8,700	8,382
U.S. Treasury Note
0.63%, 04/30/13 - 08/31/17	29,400	29,441
3.13%, 09/30/13 - 05/15/21	5,400	5,844
1.88%, 02/28/14	10,700	10,906
0.25%, 03/31/14 - 11/30/14	106,650	106,683
0.25%, 10/31/14 (e)	62,380	62,395
1.75%, 07/31/15	7,000	7,256
1.25%, 10/31/15	5,000	5,127
2.00%, 01/31/16 - 04/30/16	17,000	17,867
1.50%, 06/30/16	13,600	14,097
1.00%, 09/30/16	3,300	3,363
0.88%, 11/30/16	12,815	12,996
0.75%, 10/31/17	22,000	22,072
3.88%, 05/15/18	1,000	1,162
3.63%, 02/15/20	3,915	4,574
2.63%, 11/15/20	9,400	10,317
2.13%, 08/15/21	8,200	8,620
1.63%, 08/15/22	13,800	13,709
1.63%, 11/15/22 (e)	8,000	7,913

		365,789

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.0%

Federal Home Loan Bank - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36	565	611

Federal Home Loan Mortgage Corp. - 5.3%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,390	1,516
6.50%, 11/01/17	17	19
4.50%, 05/01/18 - 03/01/39	4,867	5,286
3.00%, 01/15/26 - 01/15/43, TBA (g)	4,500	4,721
4.00%, 09/01/26 - 07/01/41	1,070	1,133
5.50%, 03/01/27 - 08/01/40	40,752	44,099
2.50%, 01/15/28, TBA (g)	500	522
5.00%, 02/01/28 - 12/01/41	56,853	61,494
7.00%, 11/01/30 - 10/01/32	113	134
4.50%, 01/15/41, TBA (g)	6,300	6,760

		125,684

Federal National Mortgage Association - 4.7%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	53	59

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
3.50%, 10/01/25 - 03/01/26	4,322	4,587
4.00%, 09/01/26 - 09/01/26	5,941	6,365
4.50%, 01/01/27 - 10/01/31	8,666	9,431
3.00%, 05/01/27 - 08/01/27	2,912	3,084
2.50%, 01/15/28, TBA (g)	2,900	3,032
7.50%, 09/01/29	20	25
7.00%, 10/01/33	94	112
5.50%, 03/01/38	2,286	2,484
6.50%, 10/01/38	444	499
5.00%, 06/01/40 - 08/01/40	2,344	2,549
4.50%, 01/15/41, TBA (g)	44,500	48,069
5.50%, 01/15/41, TBA (g)	30,200	32,809

		113,105

Government National Mortgage Association - 2.0%
Government National Mortgage Association
6.50%, 04/15/26	26	30
5.50%, 11/15/32 - 02/15/36	219	241
7.00%, 01/15/33 - 05/15/33	37	45
6.00%, 02/15/33 - 01/15/35	197	225
5.00%, 06/20/33 - 04/15/40	7,706	8,453
4.00%, 01/15/41, TBA (g)	15,000	16,451
6.00%, 01/15/41, TBA (g)	12,300	13,721
4.50%, 04/15/41 - 05/15/42	7,252	7,942
3.00%, 01/15/43, TBA (g)	500	531
REMIC, 7.50%, 09/16/35	15	17

		47,656

Total Government and Agency Obligations (cost $669,316)		681,636

SHORT TERM INVESTMENTS - 6.0%

Investment Company - 3.4%
JNL Money Market Fund, 0.06% (a) (h)	81,011	81,011

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	61,283	61,283

Total Short Term Investments (cost $142,294)		142,294

Total Investments - 108.5% (cost $2,391,687)		2,602,449
Total Forward Sales Commitments - (3.7%) (proceeds $88,256)		(88,457)
Other Assets and Liabilities, Net - (4.8%)		(114,765)

Total Net Assets - 100.0%		$2,399,227

FORWARD SALES COMMITMENTS - 3.7%

GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.7%

Federal Home Loan Mortgage Corp. - 3.6%
Federal Home Loan Mortgage Corp.
5.00%, 01/15/41	$46,100	$49,601
5.50%, 01/15/41	35,000	37,773

		87,374

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 5.00%, 01/15/41	1,000	1,083

Total Forward Sales Commitments - 3.7% (proceeds $88,256)		$88,457

	Shares/Par (p)	Value
JNL/WMC Value Fund

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 11.2%
AutoZone Inc. (c)	36	$12,689
CBS Corp. - Class B	211	8,022
Comcast Corp. - Class A	707	26,410
General Motors Co. (c)	176	5,068
Goodyear Tire & Rubber Co. (c)	508	7,013
Home Depot Inc.	221	13,673
Kohl’s Corp.	302	12,984
Lowe’s Cos. Inc.	452	16,070
Mattel Inc.	195	7,151
Newell Rubbermaid Inc.	506	11,267
Nordstrom Inc.	207	11,067
Thomson Reuters Corp.	398	11,558

		142,972

CONSUMER STAPLES - 5.9%
Anheuser-Busch InBev NV - ADR	151	13,236
CVS Caremark Corp.	371	17,960
General Mills Inc.	225	9,108
Kraft Foods Group Inc.	123	5,583
PepsiCo Inc.	181	12,392
Philip Morris International Inc.	211	17,676

		75,955

ENERGY - 12.8%
Anadarko Petroleum Corp.	168	12,518
Chevron Corp.	402	43,495
EOG Resources Inc.	54	6,556
Exxon Mobil Corp.	347	30,034
Halliburton Co.	463	16,066
Marathon Oil Corp.	335	10,272
Noble Corp.	191	6,635
Occidental Petroleum Corp.	239	18,337
Royal Dutch Shell Plc - ADR - Class B (e)	157	11,126
Southwestern Energy Co. (c)	286	9,559

		164,598

FINANCIALS - 24.5%
ACE Ltd.	323	25,772
American International Group Inc. (c)	410	14,480
Ameriprise Financial Inc.	166	10,416
BB&T Corp.	499	14,534
BlackRock Inc.	88	18,106
Chubb Corp.	151	11,355
Citigroup Inc.	562	22,223
Credit Suisse Group AG - ADR	295	7,242
Goldman Sachs Group Inc.	133	16,903
IntercontinentalExchange Inc. (c)	51	6,302
JPMorgan Chase & Co.	1,063	46,732
Marsh & McLennan Cos. Inc.	600	20,672
PNC Financial Services Group Inc.	456	26,578
Principal Financial Group Inc.	305	8,700
Swiss Re AG	162	11,736
Unum Group	429	8,932
Wells Fargo & Co.	1,268	43,349

		314,032

HEALTH CARE - 12.6%
Amgen Inc.	164	14,178
Baxter International Inc.	233	15,555
Covidien Plc	278	16,078
HCA Holdings Inc.	162	4,900
Johnson & Johnson	208	14,586
Merck & Co. Inc.	680	27,850

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2012

	Shares/Par (p)	Value
Pfizer Inc.	979	24,543
Roche Holding AG	82	16,670
Teva Pharmaceutical Industries Ltd. - ADR	279	10,402
UnitedHealth Group Inc.	314	17,043

		161,805

INDUSTRIALS - 11.2%
3M Co.	138	12,824
Boeing Co.	178	13,385
Eaton Corp. Plc	319	17,293
General Electric Co.	1,220	25,611
Illinois Tool Works Inc.	209	12,683
Ingersoll-Rand Plc	258	12,354
PACCAR Inc.	194	8,777
Spirit Aerosystems Holdings Inc. - Class A (c)	200	3,399
Stanley Black & Decker Inc.	207	15,301
Tyco International Ltd.	285	8,333
United Technologies Corp.	160	13,113

		143,073

INFORMATION TECHNOLOGY - 8.7%
Analog Devices Inc.	312	13,117
Cisco Systems Inc.	1,759	34,569
Hewlett-Packard Co.	274	3,912
Intel Corp.	779	16,068
Maxim Integrated Products Inc.	339	9,971
Microsoft Corp.	572	15,284
NetApp Inc. (c)	139	4,657
Xilinx Inc.	393	14,110

		111,688

MATERIALS - 5.2%
Dow Chemical Co.	392	12,667
E.I. du Pont de Nemours & Co.	216	9,696
International Paper Co.	307	12,222
Mosaic Co.	282	15,991
Nucor Corp.	182	7,837
Steel Dynamics Inc.	641	8,802

		67,215

TELECOMMUNICATION SERVICES - 2.2%
AT&T Inc.	841	28,361

UTILITIES - 3.4%
Edison International	234	10,586
Entergy Corp.	147	9,395
NextEra Energy Inc.	110	7,611
Northeast Utilities	296	11,559
PPL Corp.	138	3,940

		43,091

Total Common Stocks (cost $1,079,298)		1,252,790

SHORT TERM INVESTMENTS - 3.1%

Investment Company - 2.4%
JNL Money Market Fund, 0.06% (a) (h)	31,328	31,328

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.28% (a) (h)	8,511	8,511

Total Short Term Investments (cost $39,839)		39,839

Total Investments - 100.8% (cost $1,119,137)		1,292,629
Other Assets and Liabilities, Net - (0.8%)		(10,436)

Total Net Assets - 100.0%		$1,282,193

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2012

(a)	Investment in affiliate.
(b)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. At December 31, 2012, the percentage of shares outstanding held by each Fund in the underlying affiliated fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in the Notes to the Financial Statements.

(g)

Investment purchased on a delayed delivery basis. As of December 31, 2012, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $1,051; JNL/Capital Guardian Global Balanced Fund $15,140; JNL/Goldman Sachs Core Plus Bond Fund $281,724; JNL/Mellon Capital Management Bond Index Fund $110,954; JNL/Neuberger Berman Strategic Income Fund $21,129; JNL/PIMCO Real Return Fund $2,130,812; JNL/PIMCO Total Return Bond Fund $916,122; and JNL/WMC Balanced Fund $149,904.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of December 31, 2012.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2012.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral. See Pledged or Segregated Collateral in the Notes to the Financial Statements.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be illiquid based on procedures approved by the Board. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of December 31, 2012, the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $25,933; JNL/Franklin Templeton Global Multisector Bond Fund, $125,899; JNL/Franklin Templeton Income Fund, $277,635; JNL/Franklin Templeton International Small Cap Growth Fund, $4,344; JNL/Franklin Templeton Mutual Shares Fund, $19,317; JNL/Goldman Sachs Core Plus Bond Fund, $123,893; JNL/Goldman Sachs Emerging Markets Debt Fund, $80,624; JNL/JPMorgan U.S. Government & Quality Bond Fund, $38,695; JNL/Lazard Emerging Markets Fund, $22,732; JNL/Mellon Capital Management Bond Index Fund, $7,620; JNL/Neuberger Berman Strategic Income Fund, $4,885; JNL/PIMCO Real Return Fund, $285,897; JNL/PIMCO Total Return Bond Fund, $273,371; JNL/PPM America Floating Rate Income Fund, $27,966; JNL/PPM America High Yield Bond Fund, $883,446; JNL/T. Rowe Price Short-Term Bond Fund, $293,741; JNL/WMC Balanced Fund, $40,115; and JNL/WMC Money Market Fund, $160,566.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at December 31, 2012. See Unfunded Loan Commitments in the Notes to the Financial Statements.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity, that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

Currencies:

AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	SEK - Swedish Krona
BRL - Brazilian Real	GBP - British Pound	MYR - Malaysian Ringgit	SGD - Singapore Dollar
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NGN - Nigerian Naira	THB - Thai Baht
CHF - Swiss Franc	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TRY - New Turkish Lira
CLP - Chilean Peso	HUF - Hungarian Forint	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CNH - Chinese Offshore Yuan	ILS - Israeli New Sheqel	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	UYU - Uruguayan Peso
COP - Colombian Peso	INR - Indian Rupee	PLN - Polish Zloty	ZAR - South African Rand
CRC - Costa Rican Colon	JPY - Japanese Yen	RSD - Serbian Dinar
CZK - Czech Republic Korunas	KRW - Korean Won	RON - Romanian New Leu
DOP - Dominican Peso	LKR - Sri Lankan Rupee	RUB - Russian Ruble

Abbreviations:

“-” Amount rounds to less than one thousand	CDX - Credit Default Swap Index
ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
ADR - American Depositary Receipt	CMBS - Commercialized Mortgage Backed Security
AMBAC - AMBAC Indemnity Corp.	CMBX - Commercialized Mortgage Backed Securities Index
ASX - Australian Stock Exchange	CME - Chicago Mercantile Exchange
BOT - Buono Ordinario del Tesoro	CPI - Consumer Price Index
CAC - Cotation Assistee en Continu	CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted
CDI - Chess Depository Interest	CVA - Commanditaire Vennootschap op Aandelen
CDO - Collateralized Debt Obligation	DAX - Deutscher Aktienindex

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Schedules of Investments

December 31, 2012

Abbreviations: (continued)

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FRK - Franklin Templeton Distributors

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

IBEX - Iberia Index

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MCDX - Municipal Credit Default Swap Index

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGB - Societe Generale Bannon L.L.C.

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Topix - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.	HSB - HSBC Securities, Inc.
BCL - Barclays Capital Inc.	JPM - J.P. Morgan Securities, Inc.
BBP - Barclays Bank Plc	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BNY - BNY Capital Markets	MSS - Morgan Stanley Capital Services Inc.
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank Of Canada
CCI - Citicorp Securities, Inc.	RBS - Royal Bank Of Scotland
CGM - Citigroup Global Markets	RGC - RBS Greenwich Capital
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
GSC - Goldman Sachs & Co.	WBC - Westpac Banking Corporation
GSI - Goldman Sachs International

See accompanying Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

JNL Series Trust:

We have audited the financial statements of JNL/BlackRock Commodity Securities Fund, JNL BlackRock Global Allocation Fund (consolidated), JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/DFA U.S. Core Equity Fund, JNL/Eagle SmallCap Equity Fund, JNL/Eastspring Investments Asia ex-Japan Fund, JNL/Franklin Templeton Global Growth Fund, JNL Franklin/Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Franklin Templeton Small Cap Value Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Goldman Sachs Mid Cap Value Fund, JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Ivy Asset Strategy Fund (consolidated), JNL/JPMorgan International Value Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Emerging Market Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Global Growth Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund (the “Funds”) as of and for the year ended December 31, 2012, and have issued our unqualified report thereon dated February 28, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included an audit of the Funds’ schedules of investments in securities (the “Schedules”) as of December 31, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

February 28, 2013

Chicago, Illinois

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 8, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 8, 2013

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.